UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ. Executive Vice President and General Counsel AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, New York 10104

(Name and Address of Agent for Service)

Copies to: MARK AMOROSI, ESQ. K&L Gates LLP 1601 K Street N.W. Washington, D.C. 20006-1600 Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

2012 Semi-Annual Report

EQ Advisors Trust Semi-Annual Report

June 30, 2012

ALL ASSET GROWTH-ALT 20 PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Equity 500 Index Portfolio	8.6%
iShares COMEX Gold Trust	6.3
EQ/GAMCO Small Company Value Portfolio	5.9
EQ/BlackRock Basic Value Equity Portfolio	5.9
EQ/International Core PLUS Portfolio	5.1
EQ/International Equity Index Portfolio	5.1
EQ/T.Rowe Price Growth Stock Portfolio	4.9
EQ/MFS International Growth Portfolio	4.3
EQ/Davis New York Venture Portfolio	4.3
EQ/GAMCO Mergers & Acquisitions Portfolio	4.2
EQ/AllianceBernstein Small Cap Growth Portfolio	3.8
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3.7
EQ/Global Bond PLUS Portfolio	3.7
Vanguard REIT ETF	3.3
Multimanager Core Bond Portfolio	3.2
SPDR Barclays Capital High Yield Bond ETF	3.1
EQ/PIMCO Ultra Short Bond Portfolio	2.8
EQ/Boston Advisors Equity Income Portfolio	2.6
iShares JP Morgan USD Emerging Markets Bond Fund	2.0
iShares S&P North American Natural Resources Sector Index Fund	1.9
iShares MSCI EAFE Small Cap Index Fund	1.7
EQ/Small Company Index Portfolio	1.7
iShares Cohen & Steers Realty Majors Index Fund	1.5
EQ/Intermediate Government Bond Portfolio	1.4
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	1.4
EQ/Morgan Stanley Mid Cap Growth Portfolio	1.1
iShares S&P Developed ex-U.S. Property Index Fund	1.0
iShares Silver Trust	0.9
iShares S&P Latin America 40 Index Fund	0.8
EQ/Mid Cap Index Portfolio	0.7
iShares FTSE China 25 Index Fund	0.7
iShares S&P Global Energy Sector Index Fund	0.6
iShares MSCI Emerging Markets Index Fund	0.5
SPDR S&P Emerging Asia Pacific ETF	0.4
EQ/Core Bond Index Portfolio	0.4
iShares S&P Global Clean Energy Index Fund	0.3
SPDR S&P Emerging Markets SmallCap ETF	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,048.50	$1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.12	1.76
Class IB
Actual	1,000.00	1,048.40	1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.12	1.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.35% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio*‡	580,657	$9,891,229
EQ/BlackRock Basic Value Equity Portfolio‡	1,116,392	15,352,775
EQ/Boston Advisors Equity Income Portfolio‡	1,218,006	6,794,857
EQ/Core Bond Index Portfolio‡	87,737	892,080
EQ/Davis New York Venture Portfolio‡	1,137,924	11,213,348
EQ/Equity 500 Index Portfolio‡	936,249	22,418,012
EQ/GAMCO Mergers & Acquisitions Portfolio‡	881,465	10,931,455
EQ/GAMCO Small Company Value Portfolio‡	392,938	15,416,837
EQ/Global Bond PLUS Portfolio‡	933,345	9,505,513
EQ/Intermediate Government Bond Portfolio‡	339,335	3,543,273
EQ/International Core PLUS Portfolio‡	1,675,652	13,325,118
EQ/International Equity Index Portfolio‡	1,773,677	13,168,633
EQ/MFS International Growth Portfolio‡	1,895,658	11,260,304
EQ/Mid Cap Index Portfolio‡	218,313	1,919,225
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	183,676	2,877,557
EQ/PIMCO Ultra Short Bond Portfolio‡	720,062	7,185,893
EQ/Small Company Index Portfolio‡	449,552	4,409,810
EQ/T.Rowe Price Growth Stock Portfolio*‡	555,400	12,833,966
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	80,100	9,587,970
iShares Cohen & Steers Realty Majors Index Fund	49,900	3,924,136
iShares COMEX Gold Trust*	1,060,600	16,502,937
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	60,720	3,519,331
iShares FTSE China 25 Index Fund	56,900	1,915,823

iShares JP Morgan USD Emerging Markets Bond Fund	46,160	$5,295,475
iShares MSCI EAFE Small Cap Index Fund	125,000	4,517,500
iShares MSCI Emerging Markets Index Fund	32,800	1,285,432
iShares S&P Developed ex-U.S. Property Index Fund	79,800	2,492,154
iShares S&P Global Clean Energy Index Fund	98,410	711,504
iShares S&P Global Energy Sector Index Fund	42,560	1,543,651
iShares S&P Latin America 40 Index Fund	50,500	2,094,740
iShares S&P North American Natural Resources Sector Index Fund	141,460	5,010,513
iShares Silver Trust*	84,950	2,263,917
Multimanager Core Bond Portfolio‡	784,994	8,384,400
SPDR Barclays Capital High Yield Bond ETF	206,100	8,132,706
SPDR S&P Emerging Asia Pacific ETF	16,200	1,116,018
SPDR S&P Emerging Markets SmallCap ETF	12,400	516,789
Vanguard REIT ETF	131,000	8,571,330

Total Investment Companies (98.3%) (Cost $249,265,544)		260,326,211

Total Investments (98.3%) (Cost $249,265,544)		260,326,211
Other Assets Less Liabilities (1.7%)		4,477,613

Net Assets (100%)		$264,803,824

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio	$9,312,581	$172,899	$396,488	$9,891,229	$—	$(2,238)
EQ/AXA Franklin Small Cap Value Core Portfolio	2,754,249	50,984	3,409,760	—	—	(496,344)
EQ/BlackRock Basic Value Equity Portfolio	12,080,075	4,257,866	1,579,439	15,352,775	—	356
EQ/Boston Advisors Equity Income Portfolio	5,446,561	1,099,748	218,919	6,794,857	—	6,649
EQ/Core Bond Index Portfolio	887,504	9,606	21,520	892,080	—	(21)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Davis New York Venture Portfolio	$10,786,994	$220,927	$480,121	$11,213,348	$—	$19,686
EQ/Equity 500 Index Portfolio	—	21,883,390	10,208	22,418,012	—	211
EQ/Equity Growth PLUS Portfolio	4,201,603	83,493	4,907,844	—	—	(365,222)
EQ/GAMCO Mergers & Acquisitions Portfolio	10,966,873	172,899	392,071	10,931,455	—	242
EQ/GAMCO Small Company Value Portfolio	14,924,303	257,129	571,076	15,416,837	—	8,569
EQ/Global Bond PLUS Portfolio	9,754,622	306,640	690,975	9,505,513	—	7,988
EQ/Global Multi-Sector Equity Portfolio	10,291,137	230,532	13,198,230	—	—	(2,347,670)
EQ/Intermediate Government Bond Portfolio(a)	1,918,976	1,778,317	175,283	3,543,273	—	(83)
EQ/International Core PLUS Portfolio	13,326,769	326,587	740,768	13,325,118	—	(2,533)
EQ/International Equity Index Portfolio	—	12,627,855	7,017	13,168,633	—	252
EQ/International Value PLUS Portfolio	2,260,285	75,371	3,373,010	—	—	(1,057,491)
EQ/Large Cap Core PLUS Portfolio	10,922,230	220,927	8,808,978	—	—	2,943,745
EQ/Large Cap Growth PLUS Portfolio	11,643,768	1,242,357	10,444,099	—	—	3,720,651
EQ/Large Cap Value PLUS Portfolio	2,598,430	44,335	1,894,546	—	—	920,786
EQ/MFS International Growth Portfolio	7,392,365	5,158,854	1,853,398	11,260,304	—	3,645
EQ/Mid Cap Index Portfolio	—	1,867,168	710	1,919,225	—	17
EQ/Morgan Stanley Mid Cap Growth Portfolio	—	3,000,000	1,015	2,877,557	—	(46)
EQ/PIMCO Ultra Short Bond Portfolio	7,398,269	229,059	518,727	7,185,893	—	97
EQ/Small Company Index Portfolio	552,990	3,705,945	1,423	4,409,810	—	31
EQ/T.Rowe Price Growth Stock Portfolio	—	13,000,000	5,194	12,833,966	—	(106)
Multimanager Core Bond Portfolio	6,421,063	4,324,933	2,534,638	8,384,400	87,752	162
Multimanager International Equity Portfolio	2,177,354	57,633	1,904,505	—	—	313,681
Multimanager Large Cap Core Equity Portfolio	4,234,522	86,450	5,050,897	—	—	(533,340)
Multimanager Large Cap Value Portfolio	3,524,770	88,669	4,002,353	—	—	(179,139)
Multimanager Mid Cap Growth Portfolio	1,874,509	31,773	2,191,170	—	—	(112,964)
Multimanager Mid Cap Value Portfolio	3,294,027	58,370	3,319,325	—	—	187,123
Multimanager Small Cap Growth Portfolio	3,536,215	2,040,642	5,781,408	—	—	51,209
Multimanager Small Cap Value Portfolio	860,069	502,956	1,234,831	—	—	173,021

	$175,343,113	$79,214,314	$79,719,946	$181,324,285	$87,752	$3,260,924

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$79,001,926	$—	$—	$79,001,926
Investment Companies	—	181,324,285	—	181,324,285

Total Assets	$79,001,926	$181,324,285	$—	$260,326,211

Total Liabilities	$—	$—	$—	$—

Total	$79,001,926	$181,324,285	$—	$260,326,211

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$81,477,515
Net Proceeds of Sales and Redemptions:
Investment Companies	$83,278,519

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,080,079
Aggregate gross unrealized depreciation	(13,207,879)

Net unrealized appreciation	$10,872,200

Federal income tax cost of investments	$249,454,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $181,785,507)	$181,324,285
Unaffiliated Issuers (Cost $67,480,037)	79,001,926
Cash	4,432,342
Receivable from Separate Accounts for Trust shares sold	124,156
Receivable for securities sold	80,853
Dividends, interest and other receivables	358
Other assets	4,208

Total assets	264,968,128

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	99,329
Distribution fees payable - Class IB	52,009
Distribution fees payable - Class IA	1,013
Administrative fees payable	795
Trustees’ fees payable	158
Accrued expenses	11,000

Total liabilities	164,304

NET ASSETS	$264,803,824

Net assets were comprised of:
Paid in capital	$345,812,162
Accumulated undistributed net investment income (loss)	958,242
Accumulated undistributed net realized gain (loss) on investments	(93,027,247)
Net unrealized appreciation (depreciation) on investments	11,060,667

Net assets	$264,803,824

Class IA
Net asset value, offering and redemption price per share, $5,138,087 / 286,470 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.94

Class IB
Net asset value, offering and redemption price per share, $259,665,737 / 14,445,319 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.98

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends ($87,752 of dividend income received from affiliates)	$1,056,302
Interest	2,644

Total income	1,058,946

EXPENSES
Distribution fees - Class IB	328,452
Administrative fees	216,597
Investment management fees	133,739
Custodian fees	77,574
Professional fees	25,844
Printing and mailing expenses	14,460
Distribution fees - Class IA	5,899
Trustees’ fees	3,790
Miscellaneous	1,867

Gross expenses	808,222
Less: Waiver from investment advisor	(340,011)

Net expenses	468,211

NET INVESTMENT INCOME (LOSS)	590,735

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities ($3,260,924 of realized gain (loss) from affiliates)	3,312,041
Net change in unrealized appreciation (depreciation) on securities ($6,486,804 of change in unrealized appreciation (depreciation) from affiliates)	8,525,849

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,837,890

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,428,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$590,735	$3,633,433
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	3,312,041	5,914,516
Net change in unrealized appreciation (depreciation) on investments	8,525,849	(18,594,001)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,428,625	(9,046,052)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(67,982)
Class IB	—	(3,790,165)

	—	(3,858,147)

Distributions from net realized capital gains
Class IA	—	(93,773)
Class IB	—	(6,347,476)

	—	(6,441,249)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,299,396)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 77,773 and 172,795 shares, respectively ]	1,408,322	3,229,218
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,446 shares, respectively ]	—	161,755
Capital shares repurchased [ (26,966) and (40,815) shares, respectively ]	(489,883)	(758,658)

Total Class IA transactions	918,439	2,632,315

Class IB
Capital shares sold [ 770,975 and 1,372,706 shares, respectively ]	13,998,456	25,279,242
Capital shares issued in reinvestment of dividends and distributions [ 0 and 590,282 shares, respectively ]	—	10,137,641
Capital shares repurchased [ (1,051,314) and (2,233,434) shares, respectively ]	(19,078,091)	(41,318,782)

Total Class IB transactions	(5,079,635)	(5,901,899)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,161,196)	(3,269,584)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,267,429	(22,615,032)
NET ASSETS:
Beginning of period	256,536,395	279,151,427

End of period (a)	$264,803,824	$256,536,395

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$958,242	$367,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,		October 29, 2009* to December 31, 2009
Class IA		2011	2010
Net asset value, beginning of period	$17.11	$18.46	$16.72	$16.39

Income (loss) from investment operations:
Net investment income (loss) (x)	0.04 (e)	0.36 (e)	0.51 (e)	0.25 (e)
Net realized and unrealized gain (loss) on investments	0.79	(0.96)	2.02	0.69

Total from investment operations	0.83	(0.60)	2.53	0.94

Less distributions:
Dividends from net investment income	—	(0.31)	(0.31)	(0.36)
Distributions from net realized gains	—	(0.44)	(0.48)	(0.25)

Total dividends and distributions	—	(0.75)	(0.79)	(0.61)

Net asset value, end of period	$17.94	$17.11	$18.46	$16.72

Total return (b)	4.85%	(3.23)%	15.20%	5.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,138	$4,032	$1,739	$11
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.60%	0.39%	0.35%	0.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.45%	1.95%	2.89%	8.39%
Before waivers and reimbursements (a)(f)(x)	0.20%	1.66%	2.64%	8.06%
Portfolio turnover rate	31%	19%	27%	44%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010		2009		2008	2007
Net asset value, beginning of period	$17.15	$18.50		$16.75		$13.76		$21.26	$21.12

Income (loss) from investment operations:
Net investment income (loss) (x)	0.04 (e)	0.24	(e)	0.23	(e)	0.31	(e)	0.28 (e)	0.31 (e)
Net realized and unrealized gain (loss) on investments	0.79	(0.89)		2.26		3.28		(6.65)	0.63

Total from investment operations	0.83	(0.65)		2.49		3.59		(6.37)	0.94

Less distributions:
Dividends from net investment income	—	(0.26)		(0.26)		(0.32)		(0.42)	(0.80)
Distributions from net realized gains	—	(0.44)		(0.48)		(0.28)		(0.71)	—

Total dividends and distributions	—	(0.70)		(0.74)		(0.60)		(1.13)	(0.80)

Net asset value, end of period	$17.98	$17.15		$18.50		$16.75		$13.76	$21.26

Total return (b)	4.84%	(3.46)%		14.95%		26.12%		(30.37)%	4.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$259,666	$252,504		$277,412		$269,015		$245,400	$431,095
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%		0.35%		0.35%		0.35%	0.35%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.35%	0.35%		0.35%		0.35%		0.35%	0.35%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.60%	0.64	%(c)	0.60	%(c)	0.68	%(c)	0.58%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.44%	1.32%		1.34%		2.06%		1.53%	1.42%
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	0.44%	1.32%		1.34%		2.06%		1.53%	1.43%
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	0.19%	1.01%		1.08%		1.75%		1.29%	1.22%
Portfolio turnover rate	31%	19%		27%		44%		34%	62%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Intermediate Government Bond Portfolio	89.6%
AXA Tactical Manager 500 Portfolio	6.4
AXA Tactical Manager 2000 Portfolio	1.9
AXA Tactical Manager International Portfolio	1.6
AXA Tactical Manager 400 Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IB
Actual	$1,000.00	$1,017.90	$1.47
Hypothetical (5% average return before expenses)	1,000.00	1,023.41	1.47

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.29%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	736	$10,632
AXA Tactical Manager 400 Portfolio‡	200	2,963
AXA Tactical Manager 500 Portfolio‡	2,562	36,336
AXA Tactical Manager International Portfolio‡	858	9,168
EQ/Intermediate Government Bond Portfolio‡	48,517	506,607

Total Investments (104.0%) (Cost $562,214)		565,706
Other Assets Less Liabilities (-4.0%)		(21,522)

Net Assets (100%)		$544,184

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$1,561	$10,128	$1,678	$10,632	$—	$34
AXA Tactical Manager 400 Portfolio	434	2,894	477	2,963	—	12
AXA Tactical Manager 500 Portfolio	5,183	35,922	6,417	36,336	—	150
AXA Tactical Manager International Portfolio	1,403	8,930	1,592	9,168	—	23
EQ/Intermediate Government Bond Portfolio(a)	72,646	521,468	88,056	506,607	—	(11)

	$81,227	$579,342	$98,220	$565,706	$—	$208

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$565,706	$—	$565,706

Total Assets	$—	$565,706	$—	$565,706

Total Liabilities	$—	$—	$—	$—

Total	$—	$565,706	$—	$565,706

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$579,342
Net Proceeds of Sales and Redemptions:
Investment Companies	$98,428

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,429
Aggregate gross unrealized depreciation	(33)

Net unrealized appreciation	$3,396

Federal income tax cost of investments	$562,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $562,214)	$565,706
Deferred offering costs	7,615
Receivable for securities sold	19
Other assets	1

Total assets	573,341

LIABILITIES
Overdraft payable	16
Administrative fees payable	2,714
Payable to advisor	1,128
Distribution fees payable - Class IB	83
Payable to Separate Accounts for Trust shares redeemed	19
Trustees’ fees payable	1
Accrued expenses	25,196

Total liabilities	29,157

NET ASSETS	$544,184

Net assets were comprised of:
Paid in capital	$540,440
Accumulated undistributed net investment income (loss)	(177)
Accumulated undistributed net realized gain (loss) on investments	429
Net unrealized appreciation (depreciation) on investments	3,492

Net assets	$544,184

Class IB
Net asset value, offering and redemption price per share, $544,184 / 53,253 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$1

EXPENSES
Professional fees	20,886
Administrative fees	16,279
Offering costs	15,571
Custodian fees	2,239
Distribution fees - Class IB	195
Investment management fees	78
Printing and mailing expenses	5
Trustees’ fees	2

Gross expenses	55,255
Less: Waiver from investment advisor	(16,357)
Reimbursement from investment advisor	(38,670)

Net expenses	228

NET INVESTMENT INCOME (LOSS)	(227)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	208
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	3,357

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,565

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,338

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	September 28, 2011* to December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(227)	$427
Net realized gain (loss) on investments	208	221
Net change in unrealized appreciation (depreciation) on investments	3,357	135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,338	783

DIVIDENDS:
Dividends from net investment income
Class IB	—	(441)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 46,980 and 12,470 shares]	478,372	124,852
Capital shares issued in reinvestment of dividends [ 0 and 44 shares]	—	441
Capital shares repurchased [ (3,763) and (2,478) shares]	(38,330)	(24,831)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	440,042	100,462

TOTAL INCREASE (DECREASE) IN NET ASSETS	443,380	100,804
NET ASSETS:
Beginning of period	100,804	—

End of period (a)	$544,184	$100,804

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(177)	$50

* The Portfolio commenced operations on September 28, 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2012 (Unaudited)		September 28, 2011* to December 31, 2011
Net asset value, beginning of period	$10.04		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.04	(e)
Net realized and unrealized gain (loss) on investments	0.19		0.04

Total from investment operations	0.18		0.08

Less distributions:
Dividends from net investment income	—		(0.04)

Net asset value, end of period	$10.22		$10.04

Total return (b)	1.79%		0.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$544		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.29	%(j)	0.81	%(j)
Before waivers and reimbursements (a)(f)	70.85%		126.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.29)%		1.57	%(l)
Before waivers and reimbursements (a)(f)(x)	(70.85)%		(124.42	)%(l)
Portfolio turnover rate	54%		99%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Intermediate Government Bond Portfolio	36.2%
EQ/Core Bond Index Portfolio	30.3
EQ/AllianceBernstein Short-Term Bond Portfolio	13.0
AXA Tactical Manager 500 Portfolio	12.6
AXA Tactical Manager 2000 Portfolio	3.9
AXA Tactical Manager International Portfolio	3.1
AXA Tactical Manager 400 Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IB
Actual	$1,000.00	$1,024.60	$2.17
Hypothetical (5% average return before expenses)	1,000.00	1,022.72	2.17

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.43%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	1,077,456	$15,569,548
AXA Tactical Manager 400 Portfolio‡	233,531	3,461,503
AXA Tactical Manager 500 Portfolio‡	3,546,676	50,304,503
AXA Tactical Manager International Portfolio‡	1,150,142	12,295,487
EQ/AllianceBernstein Short-Term Bond Portfolio‡	5,492,081	51,716,708
EQ/Core Bond Index Portfolio‡	11,918,156	121,179,924
EQ/Intermediate Government Bond Portfolio‡	13,860,539	144,729,261

Total Investments (100.1%) (Cost $392,876,367)		399,256,934
Other Assets Less Liabilities (-0.1%)		(396,822)

Net Assets (100%)		$398,860,112

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$10,811,045	$4,820,439	$1,005,126	$15,569,548	$—	$206
AXA Tactical Manager 400 Portfolio	3,459,859	725,251	972,435	3,461,503	—	89
AXA Tactical Manager 500 Portfolio	39,497,525	12,088,052	5,051,042	50,304,503	—	(4,496)
AXA Tactical Manager International Portfolio	9,415,868	3,303,761	719,084	12,295,487	—	861
EQ/AllianceBernstein Short-Term Bond Portfolio	39,258,778	12,720,685	701,792	51,716,708	—	(5)
EQ/Core Bond Index Portfolio	123,628,750	32,041,438	36,630,761	121,179,924	—	(4,350)
EQ/Intermediate Government Bond Portfolio(a)	83,397,408	63,829,150	3,518,575	144,729,261	—	361

	$309,469,233	$129,528,776	$48,598,815	$399,256,934	$—	$(7,334)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$399,256,934	$—	$399,256,934

Total Assets	$—	$399,256,934	$—	$399,256,934

Total Liabilities	$—	$—	$—	$—

Total	$—	$399,256,934	$—	$399,256,934

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$129,528,776
Net Proceeds of Sales and Redemptions:
Investment Companies	$48,591,481

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,563,135
Aggregate gross unrealized depreciation	(3,237,360)

Net unrealized appreciation	$6,325,775

Federal income tax cost of investments	$392,931,159

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $392,876,367)	$399,256,934
Cash	2,174,687
Receivable from Separate Accounts for Trust shares sold	566,728
Dividends, interest and other receivables	102
Other assets	3,161

Total assets	402,001,612

LIABILITIES
Payable for securities purchased	1,888,207
Payable to Separate Accounts for Trust shares redeemed	1,098,814
Distribution fees payable - Class IB	79,231
Administrative fees payable	45,121
Trustees’ fees payable	78
Accrued expenses	30,049

Total liabilities	3,141,500

NET ASSETS	$398,860,112

Net assets were comprised of:
Paid in capital	$393,583,215
Accumulated undistributed net investment income (loss)	(750,052)
Accumulated undistributed net realized gain (loss) on investments	(353,618)
Net unrealized appreciation (depreciation) on investments	6,380,567

Net assets	$398,860,112

Class IB
Net asset value, offering and redemption price per share, $398,860,112 / 35,411,690 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.26

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$451

EXPENSES
Distribution fees - Class IB	434,910
Administrative fees	277,110
Investment management fees	173,962
Professional fees	28,582
Printing and mailing expenses	17,851
Custodian fees	16,658
Trustees’ fees	4,670
Miscellaneous	3,096

Gross expenses	956,839
Less: Waiver from investment advisor	(206,336)

Net expenses	750,503

NET INVESTMENT INCOME (LOSS)	(750,052)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(7,334)
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	8,857,740

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,850,406

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,100,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(750,052)	$3,799,638
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(7,334)	215,545
Net change in unrealized appreciation (depreciation) on investments	8,857,740	(2,933,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,100,354	1,082,050

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(4,133,858)
Distributions from net realized capital gains
Class IB	—	(3,497,754)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(7,631,612)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 10,115,765 and 17,325,823 shares, respectively ]	113,339,354	194,759,173
Capital shares issued in reinvestment of dividends and distributions [ 0 and 693,900 shares, respectively ]	—	7,631,612
Capital shares repurchased [ (2,939,471) and (4,904,249) shares, respectively ]	(32,953,435)	(54,955,677)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	80,385,919	147,435,108

TOTAL INCREASE (DECREASE) IN NET ASSETS	88,486,273	140,885,546
NET ASSETS:
Beginning of period	310,373,839	169,488,293

End of period (a)	$398,860,112	$310,373,839

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(750,052)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,				April 30, 2009*to December 31, 2009
Class IB			2011		2010
Net asset value, beginning of period	$10.99		$11.21		$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.18	(e)	0.19	(e)	0.56	(e)
Net realized and unrealized gain (loss) on investments	0.29		(0.10)		0.57		0.27	†

Total from investment operations	0.27		0.08		0.76		0.83

Less distributions:
Dividends from net investment income	—		(0.15)		(0.13)		(0.19)
Distributions from net realized gains	—		(0.15)		(0.04)		(0.02)

Total dividends and distributions	—		(0.30)		(0.17)		(0.21)

Net asset value, end of period	$11.26		$10.99		$11.21		$10.62

Total return (b)	2.46%		0.70%		7.23%		8.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$398,860		$310,374		$169,488		$33,505
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.41	%(j)	0.42	%(j)	0.42	%(j)
Before waivers and reimbursements (a)(f)	0.55%		0.56%		0.62%		2.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.43)%		1.62%		1.71%		7.82%
Before waivers and reimbursements (a)(f)(x)	(0.55)%		1.47%		1.50%		6.24%
Portfolio turnover rate	14%		21%		65%		15%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Intermediate Government Bond Portfolio	26.7%
AXA Tactical Manager 500 Portfolio	25.7
EQ/Core Bond Index Portfolio	22.7
EQ/AllianceBernstein Short-Term Bond Portfolio	9.5
AXA Tactical Manager 2000 Portfolio	7.9
AXA Tactical Manager International Portfolio	6.3
AXA Tactical Manager 400 Portfolio	1.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IB
Actual	$1,000.00	$1,038.30	$2.29
Hypothetical (5% average return before expenses)	1,000.00	1,022.62	2.27

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.45%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	3,248,176	$46,937,087
AXA Tactical Manager 400 Portfolio‡	462,682	6,858,080
AXA Tactical Manager 500 Portfolio‡	10,740,439	152,337,705
AXA Tactical Manager International Portfolio‡	3,511,460	37,538,950
EQ/AllianceBernstein Short-Term Bond Portfolio‡	6,010,241	56,596,007
EQ/Core Bond Index Portfolio‡	13,278,867	135,015,189
EQ/Intermediate Government Bond Portfolio‡	15,158,121	158,278,378

Total Investments (100.0%) (Cost $579,189,121)		593,561,396
Other Assets Less Liabilities (0.0%)		271,695

Net Assets (100%)		$593,833,091

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$31,995,307	$14,612,755	$2,401,926	$46,937,087	$—	$(4,443)
AXA Tactical Manager 400 Portfolio	9,217,335	1,401,357	4,437,368	6,858,080	—	(23,519)
AXA Tactical Manager 500 Portfolio	121,006,267	30,856,526	10,991,260	152,337,705	—	1,267
AXA Tactical Manager International Portfolio	28,749,749	9,061,854	1,083,362	37,538,950	—	264
EQ/AllianceBernstein Short-Term Bond Portfolio	43,324,542	14,201,490	1,415,013	56,596,007	—	89
EQ/Core Bond Index Portfolio	137,456,130	33,316,573	38,206,347	135,015,189	—	(6,605)
EQ/Intermediate Government Bond Portfolio (a)	93,623,474	67,369,611	3,881,335	158,278,378	—	1,701

	$465,372,804	$170,820,166	$62,416,611	$593,561,396	$—	$(31,246)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$593,561,396	$—	$593,561,396

Total Assets	$—	$593,561,396	$—	$593,561,396

Total Liabilities	$—	$—	$—	$—

Total	$—	$593,561,396	$—	$593,561,396

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$170,820,166
Net Proceeds of Sales and Redemptions:
Investment Companies	$62,385,365

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,769,826
Aggregate gross unrealized depreciation	(5,463,968)

Net unrealized appreciation	$14,305,858

Federal income tax cost of investments	$579,255,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $579,189,121)	$593,561,396
Cash	940,814
Receivable from Separate Accounts for Trust shares sold	710,628
Dividends, interest and other receivables	49
Other assets	4,517

Total assets	595,217,404

LIABILITIES
Payable for securities purchased	1,028,364
Payable to Separate Accounts for Trust shares redeemed	126,967
Distribution fees payable - Class IB	118,117
Administrative fees payable	73,535
Investment management fees payable	6,589
Trustees’ fees payable	148
Accrued expenses	30,593

Total liabilities	1,384,313

NET ASSETS	$593,833,091

Net assets were comprised of:
Paid in capital	$581,239,217
Accumulated undistributed net investment income (loss)	(1,198,982)
Accumulated undistributed net realized gain (loss) on investments	(579,419)
Net unrealized appreciation (depreciation) on investments	14,372,275

Net assets	$593,833,091

Class IB
Net asset value, offering and redemption price per share, $593,833,091 / 49,735,360 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$358

EXPENSES
Distribution fees - Class IB	664,023
Administrative fees	414,579
Investment management fees	265,605
Professional fees	30,443
Printing and mailing expenses	27,238
Custodian fees	15,912
Trustees’ fees	7,099
Miscellaneous	3,879

Gross expenses	1,428,778
Less: Waiver from investment advisor	(229,438)

Net expenses	1,199,340

NET INVESTMENT INCOME (LOSS)	(1,198,982)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(31,246)
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	19,785,037

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,753,791

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,554,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,198,982)	$4,566,705
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(31,246)	1,560,573
Net change in unrealized appreciation (depreciation) on investments	19,785,037	(12,671,936)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,554,809	(6,544,658)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(5,554,942)
Distributions from net realized capital gains
Class IB	—	(6,320,642)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(11,875,584)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,141,096 and 18,386,956 shares, respectively ]	132,206,519	219,418,484
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,034,999 shares, respectively ]	—	11,875,584
Capital shares repurchased [ (1,959,937) and (3,049,478) shares, respectively ]	(23,247,454)	(36,612,376)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	108,959,065	194,681,692

TOTAL INCREASE (DECREASE) IN NET ASSETS	127,513,874	176,261,450
NET ASSETS:
Beginning of period	466,319,217	290,057,767

End of period (a)	$593,833,091	$466,319,217

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,198,982)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,				April 30, 2009* to December 31, 2009
Class IB			2011		2010
Net asset value, beginning of period	$11.50		$11.99		$11.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.15	(e)	0.16	(e)	0.46	(e)
Net realized and unrealized gain (loss) on investments	0.47		(0.31)		0.85		0.90

Total from investment operations	0.44		(0.16)		1.01		1.36

Less distributions:
Dividends from net investment income	—		(0.14)		(0.13)		(0.15)
Distributions from net realized gains	—		(0.19)		(0.06)		(0.04)

Total dividends and distributions	—		(0.33)		(0.19)		(0.19)

Net asset value, end of period	$11.94		$11.50		$11.99		$11.17

Total return (b)	3.83%		(1.32)%		9.05%		13.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$593,833		$466,319		$290,058		$55,081
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45	%(j)	0.43	%(j)	0.43	%(j)	0.43	%(j)
Before waivers and reimbursements (a)(f)	0.54%		0.54%		0.58%		1.39%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.45)%		1.22%		1.37%		6.07%
Before waivers and reimbursements (a)(f)(x)	(0.54)%		1.11%		1.22%		5.12%
Portfolio turnover rate	12%		19%		51%		22%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA BALANCED STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
AXA Tactical Manager 500 Portfolio	32.0%
EQ/Intermediate Government Bond Portfolio	22.1
EQ/Core Bond Index Portfolio	18.9
AXA Tactical Manager 2000 Portfolio	9.9
AXA Tactical Manager International Portfolio	7.9
EQ/AllianceBernstein Short-Term Bond Portfolio	7.8
AXA Tactical Manager 400 Portfolio	1.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,044.60	$2.47
Hypothetical (5% average return before expenses)	1,000.00	1,022.44	2.45
Class IB
Actual	1,000.00	1,044.60	2.47
Hypothetical (5% average return before expenses)	1,000.00	1,022.44	2.45

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.49% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	8,101,590	$117,070,337
AXA Tactical Manager 400 Portfolio‡	1,134,819	16,820,780
AXA Tactical Manager 500 Portfolio‡	26,510,395	376,011,870
AXA Tactical Manager International Portfolio‡	8,686,994	92,867,523
EQ/AllianceBernstein Short-Term Bond Portfolio‡	9,694,244	91,286,774
EQ/Core Bond Index Portfolio‡	21,872,308	222,390,498
EQ/Intermediate Government Bond Portfolio‡	24,849,626	259,475,334

Total Investments (100.0%) (Cost $1,145,935,373)		1,175,923,116
Other Assets Less Liabilities (0.0%)		(478,525)

Net Assets (100%)		$1,175,444,591

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$81,095,560	$35,118,173	$6,048,863	$117,070,337	$—	$(5,070)
AXA Tactical Manager 400 Portfolio	19,896,818	3,382,543	8,003,764	16,820,780	—	(96,290)
AXA Tactical Manager 500 Portfolio	294,586,125	74,968,946	21,339,992	376,011,870	—	1,037
AXA Tactical Manager International Portfolio	70,418,420	23,091,835	2,536,773	92,867,523	—	242
EQ/AllianceBernstein Short-Term Bond Portfolio	70,423,845	22,694,355	2,618,627	91,286,774	—	(137)
EQ/Core Bond Index Portfolio	224,637,694	57,059,756	63,335,971	222,390,498	—	(2,779)
EQ/Intermediate Government Bond Portfolio(a)	150,782,296	114,313,676	7,549,963	259,475,334	—	4,304

	$911,840,758	$330,629,284	$111,433,953	$1,175,923,116	$—	$(98,693)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,175,923,116	$—	$1,175,923,116

Total Assets	$—	$1,175,923,116	$—	$1,175,923,116

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,175,923,116	$—	$1,175,923,116

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$330,629,284
Net Proceeds of Sales and Redemptions:
Investment Companies	$111,335,260

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,620,996
Aggregate gross unrealized depreciation	(11,733,478)

Net unrealized appreciation	$29,887,518

Federal income tax cost of investments	$1,146,035,598

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,145,935,373)	$1,175,923,116
Cash	717,896
Receivable from Separate Accounts for Trust shares sold	950,353
Dividends, interest and other receivables	69
Other assets	9,035

Total assets	1,177,600,469

LIABILITIES
Payable for securities purchased	1,278,558
Payable to Separate Accounts for Trust shares redeemed	411,213
Distribution fees payable - Class IB	233,511
Administrative fees payable	142,803
Investment management fees payable	54,156
Trustees’ fees payable	336
Distribution fees payable - Class IA	51
Accrued expenses	35,250

Total liabilities	2,155,878

NET ASSETS	$1,175,444,591

Net assets were comprised of:
Paid in capital	$1,148,770,667
Accumulated undistributed net investment income (loss)	(2,558,204)
Accumulated undistributed net realized gain (loss) on investments	(755,615)
Net unrealized appreciation (depreciation) on investments	29,987,743

Net assets	$1,175,444,591

Class IA
Net asset value, offering and redemption price per share, $255,249 / 20,973 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.17

Class IB
Net asset value, offering and redemption price per share, $1,175,189,342 / 96,458,880 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$545

EXPENSES
Distribution fees - Class IB	1,314,116
Administrative fees	804,835
Investment management fees	525,769
Printing and mailing expenses	53,917
Professional fees	35,723
Trustees’ fees	14,053
Custodian fees	13,923
Distribution fees - Class IA	325
Miscellaneous	6,813

Gross expenses	2,769,474
Less: Waiver from investment advisor	(210,725)

Net expenses	2,558,749

NET INVESTMENT INCOME (LOSS)	(2,558,204)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(98,693)
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	44,887,027

NET REALIZED AND UNREALIZED GAIN (LOSS)	44,788,334

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,230,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,558,204)	$7,864,670
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(98,693)	4,788,152
Net change in unrealized appreciation (depreciation) on investments	44,887,027	(34,275,007)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,230,130	(21,622,185)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(7,736)
Class IB	—	(10,265,023)

	—	(10,272,759)

Distributions from net realized capital gains
Class IA	—	(4,834)
Class IB	—	(11,786,041)

	—	(11,790,875)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(22,063,634)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 133,317 shares, respectively ]	—	1,574,942
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,084 shares, respectively ]	—	12,570
Capital shares repurchased [ (26,653) and (116,296) shares, respectively ]	(313,147)	(1,402,627)

Total Class IA transactions	(313,147)	184,885

Class IB
Capital shares sold [ 20,325,540 and 35,149,474 shares, respectively ]	246,362,664	428,492,414
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,898,708 shares, respectively ]	—	22,051,064
Capital shares repurchased [ (2,103,794) and (2,537,416) shares, respectively ]	(25,503,623)	(31,054,874)

Total Class IB transactions	220,859,041	419,488,604

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	220,545,894	419,673,489

TOTAL INCREASE (DECREASE) IN NET ASSETS	262,776,024	375,987,670
NET ASSETS:
Beginning of period	912,668,567	536,680,897

End of period (a)	$1,175,444,591	$912,668,567

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,558,204)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,				September 11, 2009* to December 31, 2009
Class IA			2011		2010
Net asset value, beginning of period	$11.65		$12.25		$11.31		$11.18

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.18	(e)	0.05	(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.55		(0.44)		1.12		0.17

Total from investment operations	0.52		(0.26)		1.17		0.33

Less distributions:
Dividends from net investment income	—		(0.16)		(0.17)		(0.15)
Distributions from net realized gains	—		(0.18)		(0.06)		(0.05)

Total dividends and distributions	—		(0.34)		(0.23)		(0.20)

Net asset value, end of period	$12.17		$11.65		$12.25		$11.31

Total return (b)	4.46%		(2.08)%		10.31%		2.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$255		$555		$362		$404
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.49	%(j)	0.21	%(k)	0.22	%(k)	0.15	%(k)
Before waivers and reimbursements (a)(f)	0.53%		0.28%		0.31%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.49)%		1.47%		0.46%		4.53%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		1.40%		0.36%		4.14%
Portfolio turnover rate	11%		15%		45%		30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,				April 30, 2009* to December 31, 2009
Class IB			2011		2010
Net asset value, beginning of period	$11.66		$12.27		$11.32		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.13	(e)	0.15	(e)	0.37	(e)
Net realized and unrealized gain (loss) on investments	0.55		(0.42)		1.00		1.13

Total from investment operations	0.52		(0.29)		1.15		1.50

Less distributions:
Dividends from net investment income	—		(0.14)		(0.14)		(0.13)
Distributions from net realized gains	—		(0.18)		(0.06)		(0.05)

Total dividends and distributions	—		(0.32)		(0.20)		(0.18)

Net asset value, end of period	$12.18		$11.66		$12.27		$11.32

Total return (b)	4.46%		(2.40)%		10.11%		15.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,175,189		$912,114		$536,319		$99,177
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.49	%(j)	0.46	%(k)	0.47	%(c)(k)	0.47	%(k)
Before waivers and reimbursements (a)(f)	0.53%		0.53%		0.56	%(c)	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.49)%		1.08%		1.23%		4.92%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		1.01%		1.14%		4.38%
Portfolio turnover rate	11%		15%		45%		30%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% and 1.05% for Class IA and Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.80% and 1.05% for Class IA and Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
AXA Tactical Manager 500 Portfolio	38.2%
EQ/Intermediate Government Bond Portfolio	17.5
EQ/Core Bond Index Portfolio	15.2
AXA Tactical Manager 2000 Portfolio	11.9
AXA Tactical Manager International Portfolio	9.3
EQ/AllianceBernstein Short-Term Bond Portfolio	6.2
AXA Tactical Manager 400 Portfolio	1.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IB
Actual	$1,000.00	$1,051.90	$2.66
Hypothetical (5% average return before expenses)	1,000.00	1,022.27	2.62

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	23,449,719	$338,855,264
AXA Tactical Manager 400 Portfolio‡	3,313,453	49,113,443
AXA Tactical Manager 500 Portfolio‡	76,750,379	1,088,593,885
AXA Tactical Manager International Portfolio‡	24,950,712	266,733,327
EQ/AllianceBernstein Short-Term Bond Portfolio‡	18,814,853	177,171,859
EQ/Core Bond Index Portfolio‡	42,497,435	432,100,064
EQ/Intermediate Government Bond Portfolio‡	47,675,191	497,815,788

Total Investments (100.1%) (Cost $2,777,841,446)		2,850,383,630
Other Assets Less Liabilities (-0.1%)		(1,494,621)

Net Assets (100%)		$2,848,889,009

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$246,886,562	$85,779,345	$14,564,656	$338,855,264	$—	$(20,799)
AXA Tactical Manager 400 Portfolio	53,756,689	7,766,242	16,369,486	49,113,443	—	(160,905)
AXA Tactical Manager 500 Portfolio	886,349,165	178,589,394	58,943,474	1,088,593,885	—	(2,368)
AXA Tactical Manager International Portfolio	209,147,520	55,296,777	3,037,304	266,733,327	—	(120)
EQ/AllianceBernstein Short-Term Bond Portfolio	143,630,522	38,396,893	6,450,458	177,171,859	—	(458)
EQ/Core Bond Index Portfolio	451,251,458	98,199,277	125,329,150	432,100,064	—	937
EQ/Intermediate Government Bond Portfolio(a)	294,956,562	216,000,185	16,898,730	497,815,788	—	21,823

	$2,285,978,478	$680,028,113	$241,593,258	$2,850,383,630	$—	$(161,890)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,850,383,630	$—	$2,850,383,630

Total Assets	$—	$2,850,383,630	$—	$2,850,383,630

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,850,383,630	$—	$2,850,383,630

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$680,028,113
Net Proceeds of Sales and Redemptions:
Investment Companies	$241,431,368

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,532,018
Aggregate gross unrealized depreciation	(33,196,781)

Net unrealized appreciation	$72,335,237

Federal income tax cost of investments	$2,778,048,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,777,841,446)	$2,850,383,630
Receivable from Separate Accounts for Trust shares sold	2,944,791
Dividends, interest and other receivables	19
Other assets	22,957

Total assets	2,853,351,397

LIABILITIES
Overdraft payable	470,374
Payable for securities purchased	2,753,444
Distribution fees payable - Class IB	565,626
Administrative fees payable	342,043
Investment management fees payable	226,131
Payable to Separate Accounts for Trust shares redeemed	65,974
Trustees’ fees payable	679
Accrued expenses	38,117

Total liabilities	4,462,388

NET ASSETS	$2,848,889,009

Net assets were comprised of:
Paid in capital	$2,784,128,074
Accumulated undistributed net investment income (loss)	(6,761,131)
Accumulated undistributed net realized gain (loss) on investments	(1,020,118)
Net unrealized appreciation (depreciation) on investments	72,542,184

Net assets	$2,848,889,009

Class IB
Net asset value, offering and redemption price per share, $2,848,889,009 / 222,957,496 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$420

EXPENSES
Distribution fees - Class IB	3,240,053
Administrative fees	1,960,212
Investment management fees	1,296,002
Printing and mailing expenses	133,623
Professional fees	51,450
Trustees’ fees	34,932
Custodian fees	18,398
Recoupment fees	11,263
Miscellaneous	15,618

Total expenses	6,761,551

NET INVESTMENT INCOME (LOSS)	(6,761,131)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(161,890)
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	125,970,297

NET REALIZED AND UNREALIZED GAIN (LOSS)	125,808,407

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$119,047,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,761,131)	$16,946,270
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(161,890)	16,415,732
Net change in unrealized appreciation (depreciation) on investments	125,970,297	(112,266,990)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	119,047,276	(78,904,988)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(24,311,178)
Distributions from net realized capital gains
Class IB	—	(29,452,487)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(53,763,665)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 38,453,106 and 86,366,249 shares, respectively ]	489,323,892	1,110,168,770
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,447,583 shares, respectively ]	—	53,763,665
Capital shares repurchased [ (3,612,490) and (2,707,511) shares, respectively ]	(45,658,088)	(34,812,820)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	443,665,804	1,129,119,615

TOTAL INCREASE (DECREASE) IN NET ASSETS	562,713,080	996,450,962
NET ASSETS:
Beginning of period	2,286,175,929	1,289,724,967

End of period (a)	$2,848,889,009	$2,286,175,929

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(6,761,131)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,				April 30, 2009* to December 31, 2009
Class IB			2011		2010
Net asset value, beginning of period	$12.15		$12.90		$11.82		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.12	(e)	0.13	(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	0.66		(0.56)		1.15		1.69

Total from investment operations	0.63		(0.44)		1.28		2.00

Less distributions:
Dividends from net investment income	—		(0.13)		(0.14)		(0.11)
Distributions from net realized gains	—		(0.18)		(0.06)		(0.07)

Total dividends and distributions	—		(0.31)		(0.20)		(0.18)

Net asset value, end of period	$12.78		$12.15		$12.90		$11.82

Total return (b)	5.19%		(3.36)%		10.84%		19.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,848,889		$2,286,176		$1,289,725		$219,279
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.50	%(j)	0.49	%(j)	0.50	%(j)
Before waivers (a)(f)	0.52%		0.52%		0.53%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.52)%		0.93%		1.06%		3.96%
Before waivers (a)(f)(x)	(0.52)%		0.91%		1.02%		3.71%
Portfolio turnover rate	9%		13%		38%		33%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
AXA Tactical Manager 500 Portfolio	44.5%
AXA Tactical Manager 2000 Portfolio	13.7
EQ/Intermediate Government Bond Portfolio	12.9
EQ/Core Bond Index Portfolio	11.3
AXA Tactical Manager International Portfolio	10.8
EQ/AllianceBernstein Short-Term Bond Portfolio	4.6
AXA Tactical Manager 400 Portfolio	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,058.50	$2.59
Hypothetical (5% average return before expenses)	1,000.00	1,022.35	2.54
Class IB
Actual	1,000.00	1,058.40	2.59
Hypothetical (5% average return before expenses)	1,000.00	1,022.34	2.55

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.51% and 0.51%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	8,950,384	$129,335,650
AXA Tactical Manager 400 Portfolio‡	1,401,247	20,769,890
AXA Tactical Manager 500 Portfolio‡	29,680,851	420,980,243
AXA Tactical Manager International Portfolio‡	9,526,890	101,846,359
EQ/AllianceBernstein Short-Term Bond Portfolio‡	4,619,707	43,501,911
EQ/Core Bond Index Portfolio‡	10,570,220	107,474,553
EQ/Intermediate Government Bond Portfolio‡	11,735,148	122,536,308

Total Investments (99.9%) (Cost $907,107,861)		946,444,914
Other Assets Less Liabilities (0.1%)		718,073

Net Assets (100%)		$947,162,987

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$93,522,335	$33,061,476	$5,158,520	$129,335,650	$—	$(2,153)
AXA Tactical Manager 400 Portfolio	20,343,597	3,117,738	4,247,008	20,769,890	—	(17,504)
AXA Tactical Manager 500 Portfolio	333,245,560	73,261,496	16,512,309	420,980,243	—	(1,901)
AXA Tactical Manager International Portfolio	79,947,231	21,923,088	2,135,669	101,846,359	—	47
EQ/AllianceBernstein Short-Term Bond Portfolio	35,676,885	9,231,342	1,800,211	43,501,911	—	(211)
EQ/Core Bond Index Portfolio	114,496,749	26,499,662	35,511,703	107,474,553	—	(25,832)
EQ/Intermediate Government Bond Portfolio(a)	65,490,197	60,802,784	4,655,900	122,536,308	—	6,368

	$742,722,554	$227,897,586	$70,021,320	$946,444,914	$—	$(41,186)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$946,444,914	$—	$946,444,914

Total Assets	$—	$946,444,914	$—	$946,444,914

Total Liabilities	$—	$—	$—	$—

Total	$—	$946,444,914	$—	$946,444,914

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$227,897,586
Net Proceeds of Sales and Redemptions:
Investment Companies	$69,980,134

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,519,105
Aggregate gross unrealized depreciation	(11,239,676)

Net unrealized appreciation	$39,279,429

Federal income tax cost of investments	$907,165,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $907,107,861)	$946,444,914
Cash	324,827
Receivable from Separate Accounts for Trust shares sold	1,526,622
Dividends, interest and other receivables	81
Other assets	6,526

Total assets	948,302,970

LIABILITIES
Payable for securities purchased	650,205
Distribution fees payable - Class IB	185,740
Administrative fees payable	114,258
Payable to Separate Accounts for Trust shares redeemed	100,620
Investment management fees payable	55,774
Distribution fees payable - Class IA	247
Trustees’ fees payable	160
Accrued expenses	32,979

Total liabilities	1,139,983

NET ASSETS	$947,162,987

Net assets were comprised of:
Paid in capital	$910,384,977
Accumulated undistributed net investment income (loss)	(2,138,887)
Accumulated undistributed net realized gain (loss) on investments	(420,156)
Net unrealized appreciation (depreciation) on investments	39,337,053

Net assets	$947,162,987

Class IA
Net asset value, offering and redemption price per share, $1,236,721 / 96,263 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.85

Class IB
Net asset value, offering and redemption price per share, $945,926,266 / 73,570,426 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$476

EXPENSES
Distribution fees - Class IB	1,053,238
Administrative fees	649,059
Investment management fees	421,922
Printing and mailing expenses	43,430
Professional fees	33,644
Custodian fees	14,919
Trustees’ fees	11,397
Distribution fees - Class IA	1,571
Miscellaneous	7,201

Gross expenses	2,236,381
Less: Waiver from investment advisor	(97,018)

Net expenses	2,139,363

NET INVESTMENT INCOME (LOSS)	(2,138,887)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(41,186)
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	45,846,094

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,804,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,666,021

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,138,887)	$4,568,168
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(41,186)	6,018,891
Net change in unrealized appreciation (depreciation) on investments	45,846,094	(44,851,817)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,666,021	(34,264,758)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(17,112)
Class IB	—	(8,779,973)

	—	(8,797,085)

Distributions from net realized capital gains
Class IA	—	(22,906)
Class IB	—	(10,921,526)

	—	(10,944,432)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(19,741,517)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 24,765 and 133,250 shares, respectively ]	304,178	1,684,758
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,315 shares, respectively ]	—	40,018
Capital shares repurchased [ (26,330) and (157,129) shares, respectively ]	(331,232)	(1,936,367)

Total Class IA transactions	(27,054)	(211,591)

Class IB
Capital shares sold [ 14,830,158 and 18,061,490 shares, respectively ]	190,031,826	234,361,662
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,632,188 shares, respectively ]	—	19,701,499
Capital shares repurchased [ (2,205,990) and (2,920,060) shares, respectively ]	(28,208,010)	(37,041,809)

Total Class IB transactions	161,823,816	217,021,352

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	161,796,762	216,809,761

TOTAL INCREASE (DECREASE) IN NET ASSETS	205,462,783	162,803,486
NET ASSETS:
Beginning of period	741,700,204	578,896,718

End of period (a)	$947,162,987	$741,700,204

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,138,887)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,				September 11, 2009* to December 31, 2009
Class IA			2011		2010
Net asset value, beginning of period	$12.14		$13.06		$11.89		$11.58

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.09	(e)	0.08	(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	0.74		(0.63)		1.34		0.36

Total from investment operations	0.71		(0.54)		1.42		0.48

Less distributions:
Dividends from net investment income	—		(0.18)		(0.17)		(0.11)
Distributions from net realized gains	—		(0.20)		(0.08)		(0.06)

Total dividends and distributions	—		(0.38)		(0.25)		(0.17)

Net asset value, end of period	$12.85		$12.14		$13.06		$11.89

Total return (b)	5.85%		(4.14)%		11.96%		4.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,237		$1,188		$1,546		$1,485
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.51	%(j)	0.23	%(k)	0.22	%(k)	0.13	%(k)
Before waivers and reimbursements (a)(f)	0.53%		0.28%		0.30%		0.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.51)%		0.66%		0.68%		3.21%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		0.62%		0.60%		2.91%
Portfolio turnover rate	8%		13%		27%		36%

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,				April 30, 2009* to December 31, 2009
Class IB			2011		2010
Net asset value, beginning of period	$12.15		$13.07		$11.90		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.09	(e)	0.07	(e)	0.25	(e)
Net realized and unrealized gain (loss) on investments	0.74		(0.66)		1.32		1.80

Total from investment operations	0.71		(0.57)		1.39		2.05

Less distributions:
Dividends from net investment income	—		(0.15)		(0.14)		(0.09)
Distributions from net realized gains	—		(0.20)		(0.08)		(0.06)

Total dividends and distributions	—		(0.35)		(0.22)		(0.15)

Net asset value, end of period	$12.86		$12.15		$13.07		$11.90

Total return (b)	5.84%		(4.38)%		11.67%		20.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$945,926		$740,513		$577,351		$196,697
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.51	%(j)	0.48	%(k)	0.47	%(k)	0.48	%(k)
Before waivers (a)(f)	0.53%		0.53%		0.55	%(c)	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.51)%		0.67%		0.61%		3.22%
Before waivers (a)(f)(x)	(0.53)%		0.62%		0.54%		2.90%
Portfolio turnover rate	8%		13%		27%		36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% and 1.10% for Class IA and Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% and 1.10% for Class IA and Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA AGGRESSIVE STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
AXA Tactical Manager 500 Portfolio	50.6%
AXA Tactical Manager 2000 Portfolio	15.9
AXA Tactical Manager International Portfolio	12.7
EQ/Intermediate Government Bond Portfolio	8.3
EQ/Core Bond Index Portfolio	7.3
EQ/AllianceBernstein Short-Term Bond Portfolio	3.2
AXA Tactical Manager 400 Portfolio	2.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on April 12, 2012, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/12†	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IB†
Actual	$1,000.00	$994.00	$1.24
Hypothetical (5% average return before expenses)	1,000.00	1,022.02	2.87

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.57%, multiplied by the average account value over the period, and multiplied by 80/366 (to reflect the actual number of days in the period), and multiplied by 182/366 for the hypothetical example (to reflect the one-half year period).

† Class IB commenced operations on 4/12/2012.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	187,098	$2,703,626
AXA Tactical Manager 400 Portfolio‡	22,800	337,953
AXA Tactical Manager 500 Portfolio‡	604,651	8,576,108
AXA Tactical Manager International Portfolio‡	201,492	2,154,027
EQ/AllianceBernstein Short-Term Bond Portfolio‡	57,164	538,293
EQ/Core Bond Index Portfolio‡	122,233	1,242,823
EQ/Intermediate Government Bond Portfolio‡	134,926	1,408,874

Total Investments (95.7%) (Cost $16,553,819)		16,961,704
Other Assets Less Liabilities (4.3%)		769,150

Net Assets (100%)		$17,730,854

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the period ended June 30, 2012, were as follows:

Securities	Market Value April 12, 2012*	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$—	$2,604,761	$11	$2,703,626	$—	$—	#
AXA Tactical Manager 400 Portfolio	—	342,474	9,833	337,953	—	168
AXA Tactical Manager 500 Portfolio	—	8,359,129	35	8,576,108	—	—	#
AXA Tactical Manager International Portfolio	—	2,070,015	9	2,154,027	—	—	#
EQ/AllianceBernstein Short-Term Bond Portfolio	—	537,746	2	538,293	—	—
EQ/Core Bond Index Portfolio	—	1,241,029	5	1,242,823	—	—
EQ/Intermediate Government Bond Portfolio(a)	—	1,408,566	6	1,408,874	—	—

	$—	$16,563,720	$9,901	$16,961,704	$—	$168

*	The Portfolio commenced operations on April 12, 2012.
#	Rounds to less than $0.50.
(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$16,961,704	$—	$16,961,704

Total Assets	$—	$16,961,704	$—	$16,961,704

Total Liabilities	$—	$—	$—	$—

Total	$—	$16,961,704	$—	$16,961,704

The Portfolio held no derivatives contracts during the period ended June 30, 2012.

Investment security transactions for the period ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$16,563,720
Net Proceeds of Sales and Redemptions:
Investment Companies	$10,069

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$407,885
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$407,885

Federal income tax cost of investments	$16,553,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $16,553,819)	$16,961,704
Cash	688,589
Receivable from Separate Accounts for Trust shares sold	783,058
Deferred offering costs	8,448

Total assets	18,441,799

LIABILITIES
Payable for securities purchased	688,548
Administrative fees payable	4,061
Distribution fees payable - Class IB	2,329
Payable to advisor	1,946
Payable to Separate Accounts for Trust shares redeemed	4
Trustees’ fees payable	3
Accrued expenses	14,054

Total liabilities	710,945

NET ASSETS	$17,730,854

Net assets were comprised of:
Paid in capital	$17,329,297
Accumulated undistributed net investment income (loss)	(6,496)
Accumulated undistributed net realized gain (loss) on investments	168
Net unrealized appreciation (depreciation) on investments	407,885

Net assets	$17,730,854

Class IB
Net asset value, offering and redemption price per share, $17,730,854 / 1,783,303 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2012* (Unaudited)

EXPENSES
Administrative fees	$8,720
Custodian fees	3,004
Offering costs	2,371
Distribution fees - Class IB	2,840
Investment management fees	1,136
Printing and mailing expenses	22
Trustees’ fees	5
Miscellaneous	210

Gross expenses	18,308
Less: Waiver from investment advisor	(9,856)
Reimbursement from investment advisor	(1,956)

Net expenses	6,496

NET INVESTMENT INCOME (LOSS)	(6,496)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	168
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	407,885

NET REALIZED AND UNREALIZED GAIN (LOSS)	408,053

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$401,557

*	The Portfolio commenced operations on April 12, 2012.

STATEMENT OF CHANGES IN NET ASSETS	April 12, 2012* to June 30, 2012 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,496)
Net realized gain (loss) on investments	168
Net change in unrealized appreciation (depreciation) on investments	407,885

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	401,557

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,785,436 shares]	17,350,562
Capital shares repurchased [ (2,133) shares]	(21,265)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,329,297

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,730,854
NET ASSETS:
Beginning of period	—

End of period (a)	$17,730,854

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(6,496)

* The Portfolio commenced operations on April 12, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	April 12, 2012* to June 30, 2012 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments	(0.05	)†

Total from investment operations	(0.06)

Net asset value, end of period	$9.94

Total return (b)	(0.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,731
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)
Before waivers and reimbursements (a)(f)	1.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.57	)%(l)
Before waivers and reimbursements (a)(f)(x)	(1.61	)%(l)
Portfolio turnover rate	0	%#

*	Commencement of Operations.
#	The percentage shown is less than 0.5%.
(†)	The amount shown for shares outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Franklin Core Balanced Portfolio	34.0%
EQ/Mutual Large Cap Equity Portfolio	33.3
EQ/Templeton Global Equity Portfolio	32.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,063.00	$2.05
Hypothetical (5% average return before expenses)	1,000.00	1,022.87	2.01
Class IB
Actual	1,000.00	1,063.00	2.05
Hypothetical (5% average return before expenses)	1,000.00	1,022.87	2.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.40% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	49,920,387	$438,071,530
EQ/Mutual Large Cap Equity Portfolio‡	48,000,978	429,693,665
EQ/Templeton Global Equity Portfolio‡	51,225,334	421,563,851

Total Investments (99.9%) (Cost $1,357,358,162)		1,289,329,046
Other Assets Less Liabilities (0.1%)		1,228,080

Net Assets (100%)		$1,290,557,126

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Franklin Core Balanced Portfolio	$420,427,938	$13,845,998	$21,269,770	$438,071,530	$—	$372,742
EQ/Mutual Large Cap Equity Portfolio	429,965,259	1,845,998	33,826,260	429,693,665	—	(183,748)
EQ/Templeton Global Equity Portfolio	416,241,300	1,846,053	21,685,631	421,563,851	—	(42,469)

	$1,266,634,497	$17,538,049	$76,781,661	$1,289,329,046	$—	$146,525

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,289,329,046	$—	$1,289,329,046

Total Assets	$—	$1,289,329,046	$—	$1,289,329,046

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,289,329,046	$—	$1,289,329,046

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$17,538,049
Net Proceeds of Sales and Redemptions:
Investment Companies	$76,928,186

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(70,608,995)

Net unrealized depreciation	$(70,608,995)

Federal income tax cost of investments	$1,359,938,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,357,358,162)	$1,289,329,046
Cash	1,352,701
Receivable for securities sold	396,880
Receivable from Separate Accounts for Trust shares sold	219,068
Dividends, interest and other receivables	97
Other assets	9,057

Total assets	1,291,306,849

LIABILITIES
Distribution fees payable - Class IB	257,275
Payable to Separate Accounts for Trust shares redeemed	239,749
Administrative fees payable	131,351
Distribution fees payable - Class IA	228
Trustees’ fees payable	46
Accrued expenses	121,074

Total liabilities	749,723

NET ASSETS	$1,290,557,126

Net assets were comprised of:
Paid in capital	$1,478,368,091
Accumulated undistributed net investment income (loss)	(1,323,979)
Accumulated undistributed net realized gain (loss) on investments	(118,457,870)
Net unrealized appreciation (depreciation) on investments	(68,029,116)

Net assets	$1,290,557,126

Class IA
Net asset value, offering and redemption price per share, $1,148,362 / 147,988 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.76

Class IB
Net asset value, offering and redemption price per share, $1,289,408,764 / 166,177,296 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.76

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$549

EXPENSES
Distribution fees - Class IB	1,629,122
Administrative fees	994,463
Investment management fees	326,092
Printing and mailing expenses	69,051
Professional fees	38,699
Trustees’ fees	18,521
Custodian fees	9,697
Distribution fees - Class IA	1,364
Miscellaneous	12,090

Gross expenses	3,099,099
Less: Waiver from investment advisor	(489,451)

Net expenses	2,609,648

NET INVESTMENT INCOME (LOSS)	(2,609,099)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	146,525
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	81,938,161

NET REALIZED AND UNREALIZED GAIN (LOSS)	82,084,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,475,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,609,099)	$24,707,408
Net realized gain (loss) on investments	146,525	(1,101,172)
Net change in unrealized appreciation (depreciation) on investments	81,938,161	(82,766,940)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	79,475,587	(59,160,704)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(22,382)
Class IB	—	(24,699,675)

TOTAL DIVIDENDS	—	(24,722,057)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 24,695 and 89,722 shares, respectively ]	191,303	715,629
Capital shares issued in reinvestment of dividends [ 0 and 3,106 shares, respectively ]	—	22,382
Capital shares repurchased [ (17,021) and (22,211) shares, respectively ]	(128,271)	(172,975)

Total Class IA transactions	63,032	565,036

Class IB
Capital shares sold [ 2,776,358 and 7,741,524 shares, respectively ]	21,390,597	61,142,919
Capital shares issued in reinvestment of dividends [ 0 and 3,428,368 shares, respectively ]	—	24,699,675
Capital shares repurchased [ (10,159,392) and (21,446,715) shares, respectively ]	(78,161,639)	(166,941,803)

Total Class IB transactions	(56,771,042)	(81,099,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(56,708,010)	(80,534,173)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,767,577	(164,416,934)
NET ASSETS:
Beginning of period	1,267,789,549	1,432,206,483

End of period (a)	$1,290,557,126	$1,267,789,549

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,323,979)	$1,285,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,						April 30, 2007* to December 31, 2007
Class IA			2011	2010	2009		2008
Net asset value, beginning of period	$7.30		$7.79	$7.20	$5.73		$9.59		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.19 (e)	0.27 (e)	0.17	(e)	0.33	(e)	0.14	(e)
Net realized and unrealized gain (loss) on investments	0.48		(0.52)	0.49	1.47		(3.86)		(0.40)

Total from investment operations	0.46		(0.33)	0.76	1.64		(3.53)		(0.26)

Less distributions:
Dividends from net investment income	—		(0.16)	(0.17)	(0.17)		(0.33)		(0.15)
Distributions from net realized gains	—		—	—	—		—	#	—	#

Total dividends and distributions	—		(0.16)	(0.17)	(0.17)		(0.33)		(0.15)

Net asset value, end of period	$7.76		$7.30	$7.79	$7.20		$5.73		$9.59

Total return (b)	6.30%		(4.17)%	10.57%	28.67%		(36.65)%		(2.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,148		$1,024	$543	$81		$62		$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%		0.15%	0.15%	0.11	%(gg)	—	%(gg)	—	%(gg)
Before waivers and reimbursements (a)(f)	0.48%		0.22%	0.22%	0.24%		0.24%		0.27	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%		2.50%	3.69%	2.71%		4.11%		2.12%
Before waivers and reimbursements (a)(f)(x)	(0.48)%		2.43%	3.62%	2.58%		3.86%		(8.52)%
Portfolio turnover rate	1%		5%	8%	7%		1%		0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,						April 30, 2007* to December 31, 2007
Class IB			2011	2010	2009		2008
Net asset value, beginning of period	$7.30		$7.79	$7.20	$5.72		$9.59		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.14 (e)	0.15 (e)	0.15	(e)	0.40	(e)	0.27	(e)
Net realized and unrealized gain (loss) on investments	0.48		(0.49)	0.59	1.48		(3.95)		(0.54)

Total from investment operations	0.46		(0.35)	0.74	1.63		(3.55)		(0.27)

Less distributions:
Dividends from net investment income	—		(0.14)	(0.15)	(0.15)		(0.32)		(0.14)
Distributions from net realized gains	—		—	—	—		—	#	—	#

Total dividends and distributions	—		(0.14)	(0.15)	(0.15)		(0.32)		(0.14)

Net asset value, end of period	$7.76		$7.30	$7.79	$7.20		$5.72		$9.59

Total return (b)	6.30%		(4.41)%	10.29%	28.58%		(36.92)%		(2.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,289,409		$1,266,765	$1,431,664	$1,389,088		$1,029,698		$825,630
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%		0.40%	0.40%	0.36	%(gg)	0.25	%(gg)	0.25	%(gg)
Before waivers and reimbursements (a)(f)	0.48%		0.47%	0.47%	0.49%		0.49%		0.52	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%		1.78%	1.99%	2.46%		5.08%		4.05%
Before waivers and reimbursements (a)(f)(x)	(0.47)%		1.71%	1.92%	2.33%		4.83%		3.78%
Portfolio turnover rate	1%		5%	8%	7%		1%		0%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(gg)	Effective May 1, 2007 through May 1, 2009, the Manager has voluntarily waived management and administration fees and reimbursed all other expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses.)

See Notes to Financial Statements.

EQ/INTERNATIONAL ETF PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
iShares MSCI EAFE Index Fund	29.3%
iShares S&P Europe 350 Index Fund	15.2
Vanguard MSCI EAFE ETF	15.2
iShares MSCI Japan Index Fund	10.3
iShares MSCI United Kingdom Index Fund	5.4
iShares MSCI Pacific ex-Japan Index Fund	4.6
iShares MSCI EAFE Value Index Fund	4.4
iShares MSCI EAFE Growth Index Fund	4.3
iShares MSCI France Index Fund	2.3
iShares MSCI Switzerland Index Fund	1.9
iShares MSCI Germany Index Fund	1.9
iShares MSCI Australia Index Fund	1.6
iShares MSCI Sweden Index Fund	0.7
iShares MSCI Hong Kong Index Fund	0.6
iShares MSCI Spain Index Fund	0.5
iShares MSCI Singapore Index Fund	0.5
iShares MSCI Netherlands Investable Market Index Fund	0.5
iShares MSCI Italy Index Fund	0.3
iShares MSCI Israel Capped Investable Market Index Fund	0.3
iShares MSCI Belgium Investable Market Index Fund	0.1
SPDR DJ EURO Stoxx 50 Fund	0.1
iShares MSCI Austria Investable Market Index Fund	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,031.00	$4.04
Hypothetical (5% average return before expenses)	1,000.00	1,020.89	4.02
Class IB
Actual	1,000.00	1,031.00	4.04
Hypothetical (5% average return before expenses)	1,000.00	1,020.88	4.02
Class K
Actual	1,000.00	1,032.80	2.78
Hypothetical (5% average return before expenses)	1,000.00	1,022.13	2.77

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.80%, 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	183,118	$4,006,622
iShares MSCI Austria Investable Market Index Fund	7,741	111,393
iShares MSCI Belgium Investable Market Index Fund	29,239	336,833
iShares MSCI EAFE Growth Index Fund	200,009	10,712,482
iShares MSCI EAFE Index Fund	1,460,941	72,988,612
iShares MSCI EAFE Value Index Fund	256,910	10,908,399
iShares MSCI France Index Fund	287,506	5,629,367
iShares MSCI Germany Index Fund	241,823	4,788,095
iShares MSCI Hong Kong Index Fund	94,164	1,544,290
iShares MSCI Israel Capped Investable Market Index Fund	21,700	798,560
iShares MSCI Italy Index Fund	75,680	855,941
iShares MSCI Japan Index Fund	2,733,132	25,718,772
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,140,062
iShares MSCI Pacific ex-Japan Index Fund	278,156	$11,334,857
iShares MSCI Singapore Index Fund	95,814	1,180,429
iShares MSCI Spain Index Fund	52,132	1,292,874
iShares MSCI Sweden Index Fund	69,584	1,791,788
iShares MSCI Switzerland Index Fund	211,733	4,850,803
iShares MSCI United Kingdom Index Fund	822,900	13,405,041
iShares S&P Europe 350 Index Fund	1,122,834	37,839,506
SPDR DJ EURO Stoxx 50 Fund	10,560	298,003
Vanguard MSCI EAFE ETF	1,197,900	37,817,703

Total Investments (99.6%) (Cost $215,391,622)		249,350,432
Other Assets Less Liabilities (0.4%)		965,531

Net Assets (100%)		$250,315,963

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$249,350,432	$—	$—	$249,350,432

Total Assets	$249,350,432	$—	$—	$249,350,432

Total Liabilities	$—	$—	$—	$—

Total	$249,350,432	$—	$—	$249,350,432

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$5,013,526
Net Proceeds of Sales and Redemptions:
Investment Companies	$31,559,279

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,273,863
Aggregate gross unrealized depreciation	(6,314,147)

Net unrealized appreciation	$33,959,716

Federal income tax cost of investments	$215,390,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $215,391,622)	$249,350,432
Cash	2,883,877
Dividends, interest and other receivables	101
Other assets	1,620

Total assets	252,236,030

LIABILITIES
Payable for securities purchased	1,668,968
Payable to Separate Accounts for Trust shares redeemed	125,027
Investment management fees payable	78,038
Administrative fees payable	22,356
Distribution fees payable - Class IA	734
Distribution fees payable - Class IB	186
Accrued expenses	24,758

Total liabilities	1,920,067

NET ASSETS	$250,315,963

Net assets were comprised of:
Paid in capital	$203,207,172
Accumulated undistributed net investment income (loss)	4,799,098
Accumulated undistributed net realized gain (loss) on investments	8,350,883
Net unrealized appreciation (depreciation) on investments	33,958,810

Net assets	$250,315,963

Class IA
Net asset value, offering and redemption price per share, $3,796,240 / 634,709 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.98

Class IB
Net asset value, offering and redemption price per share, $950,935 / 158,833 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.99

Class K
Net asset value, offering and redemption price per share, $245,568,788 / 41,006,807 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$4,803,118
Interest	321

Total income	4,803,439

EXPENSES
Investment management fees	547,853
Administrative fees	154,102
Professional fees	27,088
Printing and mailing expenses	14,699
Custodian fees	4,475
Distribution fees - Class IA	4,440
Trustees’ fees	3,985
Distribution fees - Class IB	1,202
Miscellaneous	3,606

Gross expenses	761,450
Less: Waiver from investment advisor	(1,870)

Net expenses	759,580

NET INVESTMENT INCOME (LOSS)	4,043,859

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	7,634,308
Net change in unrealized appreciation (depreciation) on securities	(2,615,020)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,019,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,063,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,043,859	$7,771,483
Net realized gain (loss) on investments	7,634,308	10,634,680
Net change in unrealized appreciation (depreciation) on investments	(2,615,020)	(59,371,503)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,063,147	(40,965,340)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(166,531)
Class IB	—	(21,776)
Class K†	—	(6,909,341)

	—	(7,097,648)

Distributions from net realized capital gains
Class IA	—	(1,511,814)
Class IB	—	(38,224)
Class K†	—	(9,767,632)

	—	(11,317,670)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(18,415,318)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 97,952 and 1,848,553 shares, respectively ]	595,276	13,274,294
Capital shares issued in reinvestment of dividends and distributions [ 0 and 269,364 shares, respectively ]	—	1,678,345
Capital shares repurchased [ (19,871) and (47,478,303) shares, respectively ]	(123,105)	(307,286,497	)(z)

Total Class IA transactions	472,171	(292,333,858)

Class IB
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,556 shares, respectively ]	—	60,000

Class K†
Capital shares sold [ 1,315,540 and 44,925,796 shares, respectively ]	7,954,982	288,047,113	(z)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,963,669 shares, respectively ]	—	16,676,973
Capital shares repurchased [ (6,556,514) and (1,641,684) shares, respectively ]	(39,604,161)	(10,027,240)

Total Class K transactions	(31,649,179)	294,696,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(31,177,008)	2,422,988

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,113,861)	(56,957,670)
NET ASSETS:
Beginning of period	272,429,824	329,387,494

End of period (a)	$250,315,963	$272,429,824

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,799,098	$755,239

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/International ETF Portfolio exchanged approximately 44,143,393 Class IA shares for approximately 44,143,393 Class K shares. This exchange amounted to approximately $283,237,023.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$5.80	$7.15	$6.93	$6.34	$11.90	$10.99

Income (loss) from investment operations:
Net investment income (loss) (x)	0.10 (e)	0.14 (e)	0.14 (e)	0.22 (e)	0.38 (e)	0.42 (e)
Net realized and unrealized gain (loss) on investments	0.08	(1.07)	0.39	1.29	(5.44)	0.78

Total from investment operations	0.18	(0.93)	0.53	1.51	(5.06)	1.20

Less distributions:
Dividends from net investment income	—	(0.16)	(0.14)	(0.66)	(0.17)	(0.22)
Distributions from net realized gains	—	(0.26)	(0.17)	(0.26)	— #	(0.07)
Return of capital	—	—	—	—	(0.33)	—

Total dividends and distributions	—	(0.42)	(0.31)	(0.92)	(0.50)	(0.29)

Net asset value, end of period	$5.98	$5.80	$7.15	$6.93	$6.34	$11.90

Total return (b)	3.10%	(12.88)%	7.67%	24.04%	(42.62)%	10.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,796	$3,229	$328,326	$312,918	$30,332	$11,578
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.53%	0.55%	0.43%	0.40%	0.40%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.53%	0.55%	0.43%	0.26%	0.33%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.53%	0.56%	0.55%	0.87%	1.50%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	3.25%	1.99%	2.04%	3.32%	4.12%	3.40%
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	3.25%	1.99%	2.04%	3.32%	4.26%	3.47%
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	3.25%	1.99%	2.03%	3.19%	3.65%	2.30%
Portfolio turnover rate	2%	9%	9%	12%	18%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010	2009		2008		2007
Net asset value, beginning of period	$5.81	$7.16		$6.93	$6.35		$11.90		$10.99

Income (loss) from investment operations:
Net investment income (loss) (x)	0.09 (e)	0.16	(e)	0.12 (e)	0.15	(e)	0.27	(e)	0.22	(e)
Net realized and unrealized gain (loss) on investments	0.09	(1.10)		0.40	1.33		(5.34)		0.94

Total from investment operations	0.18	(0.94)		0.52	1.48		(5.07)		1.16

Less distributions:
Dividends from net investment income	—	(0.15)		(0.12)	(0.64)		(0.15)		(0.18)
Distributions from net realized gains	—	(0.26)		(0.17)	(0.26)		—	#	(0.07)
Return of capital	—	—		—	—		(0.33)		—

Total dividends and distributions	—	(0.41)		(0.29)	(0.90)		(0.48)		(0.25)

Net asset value, end of period	$5.99	$5.81		$7.16	$6.93		$6.35		$11.90

Total return (b)	3.10%	(13.07)%		7.55%	23.52%		(42.68)%		10.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$951	$922		$1,061	$987		$799		$1,849
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.78	%(c)	0.80%	0.68	%(c)	0.65%		0.65%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.78	%(c)	0.80%	0.68	%(c)	0.51	%(c)	0.58%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.78	%(c)	0.81%	0.80	%(c)	1.12	%(c)	1.75	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.98%	2.27%		1.78%	2.22%		2.68%		1.81%
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.98%	2.27%		1.78%	2.22%		2.82%		1.88%
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.98%	2.27%		1.77%	2.05%		2.14%		0.63%
Portfolio turnover rate	2%	9%		9%	12%		18%		8%

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$5.80	$6.32

Income (loss) from investment operations:
Net investment income (loss) (x)	0.09 (e)	0.08	(e)
Net realized and unrealized gain (loss) on investments	0.10	(0.21)

Total from investment operations	0.19	(0.13)

Less distributions:
Dividends from net investment income	—	(0.16)
Distributions from net realized gains	—	(0.23)

Total dividends and distributions	—	(0.39)

Net asset value, end of period	$5.99	$5.80

Total return (b)	3.28%	(1.96)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$245,569	$268,279
Ratio of expenses to average net assets: (a)(f)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets: (a)(f)	2.95%	3.66	%(l)
Portfolio turnover rate	2%	9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 500 PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	13.3%
Financials	9.7
Health Care	8.0
Consumer Staples	7.6
Consumer Discretionary	7.4
Energy	7.2
Industrials	7.0
Utilities	2.5
Materials	2.3
Telecommunication Services	2.2
Cash and Other	32.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,090.00	$4.54
Hypothetical (5% average return before expenses)	1,000.00	1,020.52	4.39
Class IB
Actual	1,000.00	1,089.80	4.54
Hypothetical (5% average return before expenses)	1,000.00	1,020.52	4.39
Class K
Actual	1,000.00	1,090.80	3.25
Hypothetical (5% average return before expenses)	1,000.00	1,021.76	3.14

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.87%, 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.2%)
BorgWarner, Inc.*	14,016	$919,309
Goodyear Tire & Rubber Co.*	29,905	353,178
Johnson Controls, Inc.	83,257	2,307,052

		3,579,539

Automobiles (0.3%)
Ford Motor Co.	467,267	4,481,090
Harley-Davidson, Inc.	28,326	1,295,348

		5,776,438

Distributors (0.0%)
Genuine Parts Co.	19,072	1,149,088

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	13,150	475,898
DeVry, Inc.	7,305	226,236
H&R Block, Inc.	35,863	573,091

		1,275,225

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	55,459	1,900,580
Chipotle Mexican Grill, Inc.*	3,879	1,473,826
Darden Restaurants, Inc.	15,729	796,359
International Game Technology	36,378	572,954
Marriott International, Inc., Class A	32,660	1,280,272
McDonald’s Corp.	124,548	11,026,235
Starbucks Corp.	92,869	4,951,775
Starwood Hotels & Resorts Worldwide, Inc.	24,179	1,282,454
Wyndham Worldwide Corp.	17,846	941,198
Wynn Resorts Ltd.	9,711	1,007,225
Yum! Brands, Inc.	56,384	3,632,257

		28,865,135

Household Durables (0.2%)
D.R. Horton, Inc.	34,221	628,982
Harman International Industries, Inc.	8,593	340,283
Leggett & Platt, Inc.	17,122	361,788
Lennar Corp., Class A	19,873	614,274
Newell Rubbermaid, Inc.	35,430	642,700
PulteGroup, Inc.*	41,185	440,680
Whirlpool Corp.	9,438	577,228

		3,605,935

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	44,142	10,079,826
Expedia, Inc.	11,051	531,222
Netflix, Inc.*	6,777	464,021
priceline.com, Inc.*	6,097	4,051,578
TripAdvisor, Inc.*	11,638	520,102

		15,646,749

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	14,253	482,749
Mattel, Inc.	41,668	1,351,710

		1,834,459

Media (2.3%)
Cablevision Systems Corp. - New York Group, Class A	26,498	$352,158
CBS Corp., Class B	79,370	2,601,749
Comcast Corp., Class A	330,161	10,555,247
DIRECTV, Class A*	80,219	3,916,292
Discovery Communications, Inc., Class A*	31,225	1,686,150
Gannett Co., Inc.	28,972	426,758
Interpublic Group of Cos., Inc.	54,550	591,867
McGraw-Hill Cos., Inc.	34,223	1,540,035
News Corp., Class A	258,023	5,751,333
Omnicom Group, Inc.	33,360	1,621,296
Scripps Networks Interactive, Inc., Class A	11,353	645,532
Time Warner Cable, Inc.	38,406	3,153,133
Time Warner, Inc.	117,563	4,526,175
Viacom, Inc., Class B	64,643	3,039,514
Walt Disney Co.	219,169	10,629,696
Washington Post Co., Class B	586	219,058

		51,255,993

Multiline Retail (0.5%)
Big Lots, Inc.*	8,022	327,217
Dollar Tree, Inc.*	28,408	1,528,351
Family Dollar Stores, Inc.	14,400	957,312
J.C. Penney Co., Inc.	17,878	416,736
Kohl’s Corp.	29,367	1,335,905
Macy’s, Inc.	50,648	1,739,759
Nordstrom, Inc.	19,587	973,278
Sears Holdings Corp.*	4,679	279,336
Target Corp.	80,980	4,712,226

		12,270,120

Specialty Retail (1.4%)
Abercrombie & Fitch Co., Class A	10,472	357,514
AutoNation, Inc.*	5,087	179,469
AutoZone, Inc.*	3,264	1,198,443
Bed Bath & Beyond, Inc.*	28,473	1,759,632
Best Buy Co., Inc.	33,947	711,529
CarMax, Inc.*	27,897	723,648
GameStop Corp., Class A	16,682	306,282
Gap, Inc.	40,689	1,113,251
Home Depot, Inc.	187,464	9,933,717
Limited Brands, Inc.	29,593	1,258,590
Lowe’s Cos., Inc.	144,116	4,098,659
O’Reilly Automotive, Inc.*	15,568	1,304,131
Ross Stores, Inc.	27,627	1,725,859
Staples, Inc.	84,874	1,107,606
Tiffany & Co.	15,524	821,996
TJX Cos., Inc.	90,746	3,895,726
Urban Outfitters, Inc.*	13,604	375,334

		30,871,386

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	35,188	2,057,794
Fossil, Inc.*	6,352	486,182
NIKE, Inc., Class B	44,897	3,941,059
Ralph Lauren Corp.	7,938	1,111,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

VF Corp.	10,684	$1,425,780

		9,022,611

Total Consumer Discretionary		165,152,678

Consumer Staples (7.6%)
Beverages (1.9%)
Beam, Inc.	19,279	1,204,745
Brown-Forman Corp., Class B	12,159	1,177,599
Coca-Cola Co.	276,292	21,603,271
Coca-Cola Enterprises, Inc.	36,724	1,029,741
Constellation Brands, Inc., Class A*	19,894	538,332
Dr. Pepper Snapple Group, Inc.	25,932	1,134,525
Molson Coors Brewing Co., Class B	19,214	799,494
Monster Beverage Corp.*	18,758	1,335,570
PepsiCo, Inc.	191,543	13,534,428

		42,357,705

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	52,950	5,030,250
CVS Caremark Corp.	156,949	7,334,227
Kroger Co.	68,704	1,593,246
Safeway, Inc.	29,442	534,372
Sysco Corp.	71,692	2,137,138
Walgreen Co.	105,663	3,125,512
Wal-Mart Stores, Inc.	211,339	14,734,555
Whole Foods Market, Inc.	19,993	1,905,733

		36,395,033

Food Products (1.2%)
Archer-Daniels-Midland Co.	80,904	2,388,286
Campbell Soup Co.	21,825	728,518
ConAgra Foods, Inc.	50,815	1,317,633
Dean Foods Co.*	22,528	383,652
General Mills, Inc.	79,241	3,053,948
H.J. Heinz Co.	39,152	2,129,086
Hershey Co.	18,752	1,350,707
Hormel Foods Corp.	16,789	510,721
J.M. Smucker Co.	13,866	1,047,160
Kellogg Co.	30,179	1,488,730
Kraft Foods, Inc., Class A	217,107	8,384,672
McCormick & Co., Inc. (Non-Voting)	16,269	986,715
Mead Johnson Nutrition Co.	24,954	2,009,047
Tyson Foods, Inc., Class A	35,643	671,158

		26,450,033

Household Products (1.4%)
Clorox Co.	15,911	1,152,911
Colgate-Palmolive Co.	58,450	6,084,645
Kimberly-Clark Corp.	48,139	4,032,604
Procter & Gamble Co.	335,588	20,554,765

		31,824,925

Personal Products (0.1%)
Avon Products, Inc.	52,796	855,823
Estee Lauder Cos., Inc., Class A	27,588	1,493,063

		2,348,886

Tobacco (1.4%)
Altria Group, Inc.	249,213	$8,610,309
Lorillard, Inc.	15,985	2,109,221
Philip Morris International, Inc.	208,885	18,227,305
Reynolds American, Inc.	40,861	1,833,433

		30,780,268

Total Consumer Staples		170,156,850

Energy (7.2%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	53,666	2,205,673
Cameron International Corp.*	30,133	1,286,980
Diamond Offshore Drilling, Inc.	8,500	502,605
FMC Technologies, Inc.*	29,250	1,147,477
Halliburton Co.	112,994	3,207,900
Helmerich & Payne, Inc.	13,131	570,936
Nabors Industries Ltd.*	35,446	510,422
National Oilwell Varco, Inc.	52,179	3,362,415
Noble Corp.*	30,866	1,004,071
Rowan Cos., plc, Class A*	15,164	490,252
Schlumberger Ltd.	163,302	10,599,933

		24,888,664

Oil, Gas & Consumable Fuels (6.1%)
Alpha Natural Resources, Inc.*	26,904	234,334
Anadarko Petroleum Corp.	61,161	4,048,858
Apache Corp.	47,850	4,205,536
Cabot Oil & Gas Corp.	25,658	1,010,925
Chesapeake Energy Corp.	81,038	1,507,307
Chevron Corp.	241,742	25,503,781
ConocoPhillips	154,874	8,654,359
CONSOL Energy, Inc.	27,817	841,186
Denbury Resources, Inc.*	47,745	721,427
Devon Energy Corp.	49,504	2,870,737
EOG Resources, Inc.	33,003	2,973,900
EQT Corp.	18,289	980,839
Exxon Mobil Corp.	572,702	49,006,110
Hess Corp.	37,204	1,616,514
Kinder Morgan, Inc.	61,804	1,991,325
Marathon Oil Corp.	86,326	2,207,356
Marathon Petroleum Corp.	41,729	1,874,467
Murphy Oil Corp.	23,749	1,194,337
Newfield Exploration Co.*	16,459	482,413
Noble Energy, Inc.	21,757	1,845,429
Occidental Petroleum Corp.	99,317	8,518,419
Peabody Energy Corp.	33,301	816,541
Phillips 66*	76,579	2,545,486
Pioneer Natural Resources Co.	15,072	1,329,501
QEP Resources, Inc.	21,794	653,166
Range Resources Corp.	19,838	1,227,377
Southwestern Energy Co.*	42,681	1,362,804
Spectra Energy Corp.	79,893	2,321,691
Sunoco, Inc.	13,062	620,445
Tesoro Corp.*	17,125	427,440
Valero Energy Corp.	67,874	1,639,157
Williams Cos., Inc.	76,579	2,207,007
WPX Energy, Inc.*	24,288	392,980

		137,833,154

Total Energy		162,721,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (9.7%)
Capital Markets (1.2%)
Ameriprise Financial, Inc.	26,775	$1,399,262
Bank of New York Mellon Corp.	146,075	3,206,346
BlackRock, Inc.	15,695	2,665,325
Charles Schwab Corp.	132,411	1,712,074
E*TRADE Financial Corp.*	31,049	249,634
Federated Investors, Inc., Class B	11,291	246,708
Franklin Resources, Inc.	17,428	1,934,334
Goldman Sachs Group, Inc.	60,241	5,774,702
Invesco Ltd.	54,831	1,239,181
Legg Mason, Inc.	15,335	404,384
Morgan Stanley	186,411	2,719,737
Northern Trust Corp.	29,502	1,357,682
State Street Corp.	59,808	2,669,829
T. Rowe Price Group, Inc.	31,219	1,965,548

		27,544,746

Commercial Banks (2.0%)
BB&T Corp.	85,516	2,638,169
Comerica, Inc.	24,166	742,138
Fifth Third Bancorp	112,574	1,508,492
First Horizon National Corp.	31,352	271,195
Huntington Bancshares, Inc./Ohio	105,696	676,454
KeyCorp	116,541	902,027
M&T Bank Corp.	15,483	1,278,431
PNC Financial Services Group, Inc.	64,762	3,957,606
Regions Financial Corp.	172,762	1,166,143
SunTrust Banks, Inc.	65,848	1,595,497
U.S. Bancorp	231,986	7,460,670
Wells Fargo & Co.	650,766	21,761,615
Zions Bancorp	22,518	437,300

		44,395,737

Consumer Finance (0.6%)
American Express Co.	122,631	7,138,350
Capital One Financial Corp.	71,050	3,883,593
Discover Financial Services	64,907	2,244,484
SLM Corp.	59,736	938,453

		14,204,880

Diversified Financial Services (1.9%)
Bank of America Corp.	1,319,666	10,794,868
Citigroup, Inc.	359,059	9,841,807
CME Group, Inc.	8,135	2,181,075
IntercontinentalExchange, Inc.*	8,899	1,210,086
JPMorgan Chase & Co.	466,212	16,657,755
Leucadia National Corp.	24,225	515,266
Moody’s Corp.	24,178	883,706
NASDAQ OMX Group, Inc.	15,265	346,057
NYSE Euronext	31,585	807,944

		43,238,564

Insurance (2.4%)
ACE Ltd.	41,461	3,073,504
Aflac, Inc.	57,238	2,437,766
Allstate Corp.	60,178	2,111,646

American International Group, Inc.*	78,279	$2,511,973
Aon plc	39,948	1,868,767
Assurant, Inc.	10,700	372,788
Berkshire Hathaway, Inc., Class B*	215,360	17,945,949
Chubb Corp.	33,153	2,414,201
Cincinnati Financial Corp.	19,844	755,461
Genworth Financial, Inc., Class A*	60,086	340,087
Hartford Financial Services Group, Inc.	53,912	950,469
Lincoln National Corp.	34,956	764,488
Loews Corp.	37,388	1,529,543
Marsh & McLennan Cos., Inc.	66,779	2,152,287
MetLife, Inc.	130,023	4,011,210
Principal Financial Group, Inc.	36,862	966,890
Progressive Corp.	74,775	1,557,563
Prudential Financial, Inc.	57,471	2,783,321
Torchmark Corp.	12,251	619,288
Travelers Cos., Inc.	47,647	3,041,784
Unum Group	35,536	679,804
XL Group plc	38,600	812,144

		53,700,933

Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp. (REIT)	48,305	3,377,002
Apartment Investment & Management Co. (REIT), Class A	16,158	436,751
AvalonBay Communities, Inc. (REIT)	11,668	1,650,789
Boston Properties, Inc. (REIT)	18,335	1,986,964
Equity Residential (REIT)	36,796	2,294,598
HCP, Inc. (REIT)	51,344	2,266,838
Health Care REIT, Inc. (REIT)	26,162	1,525,244
Host Hotels & Resorts, Inc. (REIT)	87,892	1,390,451
Kimco Realty Corp. (REIT)	49,765	947,028
Plum Creek Timber Co., Inc. (REIT)	19,741	783,718
Prologis, Inc. (REIT)	56,343	1,872,278
Public Storage (REIT)	17,422	2,515,911
Simon Property Group, Inc. (REIT)	37,121	5,778,255
Ventas, Inc. (REIT)	35,374	2,232,807
Vornado Realty Trust (REIT)	22,719	1,907,942
Weyerhaeuser Co. (REIT)	65,756	1,470,304

		32,436,880

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	40,102	656,069

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	64,510	410,929
People’s United Financial, Inc.	43,920	509,911

		920,840

Total Financials		217,098,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (8.0%)
Biotechnology (1.0%)
Alexion Pharmaceuticals, Inc.*	23,511	$2,334,642
Amgen, Inc.	95,248	6,956,914
Biogen Idec, Inc.*	29,330	4,234,665
Celgene Corp.*	53,927	3,459,956
Gilead Sciences, Inc.*	92,723	4,754,836

		21,741,013

Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	67,433	3,584,064
Becton, Dickinson and Co.	24,825	1,855,669
Boston Scientific Corp.*	175,049	992,528
C.R. Bard, Inc.	10,279	1,104,376
CareFusion Corp.*	27,484	705,789
Covidien plc	59,102	3,161,957
DENTSPLY International, Inc.	17,369	656,722
Edwards Lifesciences Corp.*	14,060	1,452,398
Intuitive Surgical, Inc.*	4,860	2,691,419
Medtronic, Inc.	127,407	4,934,473
St. Jude Medical, Inc.	38,435	1,533,941
Stryker Corp.	39,629	2,183,558
Varian Medical Systems, Inc.*	13,816	839,598
Zimmer Holdings, Inc.	21,781	1,401,825

		27,098,317

Health Care Providers & Services (1.3%)
Aetna, Inc.	42,847	1,661,178
AmerisourceBergen Corp.	30,716	1,208,675
Cardinal Health, Inc.	42,352	1,778,784
Cigna Corp.	35,281	1,552,364
Coventry Health Care, Inc.	17,454	554,863
DaVita, Inc.*	11,499	1,129,317
Express Scripts Holding Co.*	98,623	5,506,122
Humana, Inc.	20,060	1,553,446
Laboratory Corp. of America Holdings*	11,886	1,100,762
McKesson Corp.	28,830	2,702,813
Patterson Cos., Inc.	10,706	369,036
Quest Diagnostics, Inc.	19,406	1,162,419
Tenet Healthcare Corp.*	50,382	264,002
UnitedHealth Group, Inc.	127,059	7,432,951
WellPoint, Inc.	40,518	2,584,643

		30,561,375

Health Care Technology (0.0%)
Cerner Corp.*	17,936	1,482,590

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	42,524	1,668,642
Life Technologies Corp.*	21,837	982,447
PerkinElmer, Inc.	13,894	358,465
Thermo Fisher Scientific, Inc.	44,957	2,333,718
Waters Corp.*	10,890	865,428

		6,208,700

Pharmaceuticals (4.2%)
Abbott Laboratories	192,675	12,421,757
Allergan, Inc.	37,649	3,485,168
Bristol-Myers Squibb Co.	206,826	7,435,395
Eli Lilly and Co.	125,032	5,365,123
Forest Laboratories, Inc.*	32,500	1,137,175

Hospira, Inc.*	20,182	$705,966
Johnson & Johnson	336,334	22,722,725
Merck & Co., Inc.	372,473	15,550,748
Mylan, Inc.*	52,431	1,120,451
Perrigo Co.	11,429	1,347,822
Pfizer, Inc.	917,092	21,093,116
Watson Pharmaceuticals, Inc.*	15,584	1,153,060

		93,538,506

Total Health Care		180,630,501

Industrials (7.0%)
Aerospace & Defense (1.7%)
Boeing Co.	91,719	6,814,722
General Dynamics Corp.	44,143	2,911,672
Goodrich Corp.	15,411	1,955,656
Honeywell International, Inc.	95,403	5,327,303
L-3 Communications Holdings, Inc.	12,103	895,743
Lockheed Martin Corp.	32,598	2,838,634
Northrop Grumman Corp.	30,892	1,970,601
Precision Castparts Corp.	17,788	2,925,948
Raytheon Co.	40,825	2,310,287
Rockwell Collins, Inc.	17,763	876,604
Textron, Inc.	34,269	852,270
United Technologies Corp.	111,598	8,428,997

		38,108,437

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	19,974	1,169,078
Expeditors International of Washington, Inc.	25,978	1,006,648
FedEx Corp.	38,608	3,536,879
United Parcel Service, Inc., Class B	117,494	9,253,827

		14,966,432

Airlines (0.0%)
Southwest Airlines Co.	94,511	871,391

Building Products (0.0%)
Masco Corp.	43,690	605,980

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	13,012	355,748
Cintas Corp.	13,484	520,617
Iron Mountain, Inc.	20,925	689,688
Pitney Bowes, Inc.	24,430	365,717
R.R. Donnelley & Sons Co.	21,949	258,340
Republic Services, Inc.	38,488	1,018,393
Stericycle, Inc.*	10,405	953,826
Waste Management, Inc.	56,622	1,891,175

		6,053,504

Construction & Engineering (0.1%)
Fluor Corp.	20,683	1,020,499
Jacobs Engineering Group, Inc.*	15,763	596,787
Quanta Services, Inc.*	26,029	626,518

		2,243,804

Electrical Equipment (0.3%)
Cooper Industries plc	19,461	1,326,851
Emerson Electric Co.	89,817	4,183,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Rockwell Automation, Inc.	17,460	$1,153,408
Roper Industries, Inc.	11,919	1,174,975

		7,838,910

Industrial Conglomerates (1.8%)
3M Co.	84,964	7,612,774
Danaher Corp.	70,393	3,666,068
General Electric Co.	1,297,564	27,041,234
Tyco International Ltd.	56,661	2,994,534

		41,314,610

Machinery (1.3%)
Caterpillar, Inc.	79,877	6,782,356
Cummins, Inc.	23,523	2,279,614
Deere & Co.	48,712	3,939,339
Dover Corp.	22,465	1,204,349
Eaton Corp.	41,323	1,637,631
Flowserve Corp.	6,681	766,645
Illinois Tool Works, Inc.	58,463	3,092,108
Ingersoll-Rand plc	36,551	1,541,721
Joy Global, Inc.	12,940	734,086
PACCAR, Inc.	43,649	1,710,604
Pall Corp.	14,156	775,890
Parker Hannifin Corp.	18,482	1,420,896
Snap-on, Inc.	7,140	444,465
Stanley Black & Decker, Inc.	20,908	1,345,639
Xylem, Inc.	22,656	570,252

		28,245,595

Professional Services (0.1%)
Dun & Bradstreet Corp.	5,842	415,775
Equifax, Inc.	14,714	685,673
Robert Half International, Inc.	17,462	498,889

		1,600,337

Road & Rail (0.6%)
CSX Corp.	127,268	2,845,712
Norfolk Southern Corp.	39,897	2,863,408
Ryder System, Inc.	6,257	225,315
Union Pacific Corp.	58,324	6,958,636

		12,893,071

Trading Companies & Distributors (0.1%)
Fastenal Co.	36,134	1,456,561
W.W. Grainger, Inc.	7,466	1,427,798

		2,884,359

Total Industrials		157,626,430

Information Technology (13.3%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	656,071	11,264,739
F5 Networks, Inc.*	9,710	966,728
Harris Corp.	13,924	582,719
JDS Uniphase Corp.*	28,216	310,376
Juniper Networks, Inc.*	64,771	1,056,415
Motorola Solutions, Inc.	35,978	1,730,902
QUALCOMM, Inc.	209,928	11,688,791

		27,600,670

Computers & Peripherals (3.8%)
Apple, Inc.*	114,517	66,877,928
Dell, Inc.*	182,075	2,279,579

EMC Corp.*	257,100	$6,589,473
Hewlett-Packard Co.	242,106	4,868,751
Lexmark International, Inc., Class A	8,663	230,262
NetApp, Inc.*	44,400	1,412,808
SanDisk Corp.*	29,804	1,087,250
Seagate Technology plc	46,316	1,145,395
Western Digital Corp.*	28,616	872,216

		85,363,662

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	19,972	1,096,862
Corning, Inc.	186,094	2,406,195
FLIR Systems, Inc.	18,836	367,302
Jabil Circuit, Inc.	22,546	458,360
Molex, Inc.	16,791	401,977
TE Connectivity Ltd.	52,323	1,669,627

		6,400,323

Internet Software & Services (1.2%)
Akamai Technologies, Inc.*	21,899	695,293
eBay, Inc.*	140,710	5,911,227
Google, Inc., Class A*	31,142	18,064,540
VeriSign, Inc.*	19,506	849,876
Yahoo!, Inc.*	149,167	2,361,314

		27,882,250

IT Services (2.6%)
Accenture plc, Class A	79,140	4,755,523
Automatic Data Processing, Inc.	59,987	3,338,877
Cognizant Technology Solutions Corp., Class A*	37,268	2,236,080
Computer Sciences Corp.	18,962	470,637
Fidelity National Information Services, Inc.	29,203	995,238
Fiserv, Inc.*	16,715	1,207,157
International Business Machines Corp.	141,270	27,629,587
Mastercard, Inc., Class A	12,998	5,590,570
Paychex, Inc.	39,473	1,239,847
SAIC, Inc.	33,795	409,595
Teradata Corp.*	20,641	1,486,358
Total System Services, Inc.	19,632	469,794
Visa, Inc., Class A	60,973	7,538,092
Western Union Co.	75,854	1,277,381

		58,644,736

Office Electronics (0.1%)
Xerox Corp.	164,882	1,297,621

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	71,914	412,067
Altera Corp.	39,472	1,335,733
Analog Devices, Inc.	36,501	1,374,993
Applied Materials, Inc.	157,878	1,809,282
Broadcom Corp., Class A*	60,693	2,051,423
First Solar, Inc.*	7,191	108,297
Intel Corp.	616,108	16,419,278
KLA-Tencor Corp.	20,464	1,007,852
Lam Research Corp.*	24,635	929,725
Linear Technology Corp.	28,148	881,877
LSI Corp.*	69,463	442,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Microchip Technology, Inc.	23,665	$782,838
Micron Technology, Inc.*	120,967	763,302
NVIDIA Corp.*	75,674	1,045,815
Teradyne, Inc.*	22,800	320,568
Texas Instruments, Inc.	140,102	4,019,526
Xilinx, Inc.	32,278	1,083,572

		34,788,627

Software (2.5%)
Adobe Systems, Inc.*	60,719	1,965,474
Autodesk, Inc.*	28,101	983,254
BMC Software, Inc.*	19,728	841,991
CA, Inc.	43,341	1,174,108
Citrix Systems, Inc.*	22,785	1,912,573
Electronic Arts, Inc.*	38,930	480,786
Intuit, Inc.	36,061	2,140,220
Microsoft Corp.	915,652	28,009,795
Oracle Corp.	475,265	14,115,370
Red Hat, Inc.*	23,617	1,333,888
Salesforce.com, Inc.*	16,890	2,335,211
Symantec Corp.*	89,196	1,303,154

		56,595,824

Total Information Technology		298,573,713

Materials (2.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	25,877	2,089,050
Airgas, Inc.	8,460	710,725
CF Industries Holdings, Inc.	8,030	1,555,732
Dow Chemical Co.	146,358	4,610,277
E.I. du Pont de Nemours & Co.	114,734	5,802,098
Eastman Chemical Co.	16,864	849,440
Ecolab, Inc.	35,764	2,450,907
FMC Corp.	16,795	898,197
International Flavors & Fragrances, Inc.	9,904	542,739
Monsanto Co.	65,470	5,419,607
Mosaic Co.	36,446	1,995,783
PPG Industries, Inc.	18,637	1,977,758
Praxair, Inc.	36,569	3,976,147
Sherwin-Williams Co.	10,572	1,399,204
Sigma-Aldrich Corp.	14,786	1,093,129

		35,370,793

Construction Materials (0.0%)
Vulcan Materials Co.	15,805	627,617

Containers & Packaging (0.1%)
Ball Corp.	19,156	786,354
Bemis Co., Inc.	12,606	395,072
Owens-Illinois, Inc.*	20,125	385,796
Sealed Air Corp.	23,682	365,650

		1,932,872

Metals & Mining (0.5%)
Alcoa, Inc.	130,480	1,141,700
Allegheny Technologies, Inc.	13,069	416,771
Cliffs Natural Resources, Inc.	17,421	858,681
Freeport-McMoRan Copper & Gold, Inc.	116,199	3,958,900

Newmont Mining Corp.	60,663	$2,942,762
Nucor Corp.	38,792	1,470,217
Titanium Metals Corp.	10,068	113,869
United States Steel Corp.	17,609	362,745

		11,265,645

Paper & Forest Products (0.1%)
International Paper Co.	53,483	1,546,194
MeadWestvaco Corp.	21,058	605,417

		2,151,611

Total Materials		51,348,538

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	718,057	25,605,913
CenturyLink, Inc.	76,048	3,003,136
Frontier Communications Corp.	121,915	466,934
Verizon Communications, Inc.	347,917	15,461,431
Windstream Corp.	71,913	694,680

		45,232,094

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	31,555	1,851,016
MetroPCS Communications, Inc.*	35,905	217,225
Sprint Nextel Corp.*	366,809	1,195,798

		3,264,039

Total Telecommunication Services		48,496,133

Utilities (2.5%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.	59,282	2,365,352
Duke Energy Corp.	163,821	3,777,712
Edison International	39,873	1,842,133
Entergy Corp.	21,676	1,471,584
Exelon Corp.	104,360	3,926,023
FirstEnergy Corp.	51,191	2,518,085
NextEra Energy, Inc.	51,060	3,513,439
Northeast Utilities	38,371	1,489,178
Pepco Holdings, Inc.	27,887	545,749
Pinnacle West Capital Corp.	13,381	692,333
PPL Corp.	70,987	1,974,148
Progress Energy, Inc.	36,231	2,180,019
Southern Co.	106,362	4,924,561
Xcel Energy, Inc.	59,589	1,692,923

		32,913,239

Gas Utilities (0.1%)
AGL Resources, Inc.	14,331	555,327
ONEOK, Inc.	25,423	1,075,647

		1,630,974

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	78,846	1,011,594
NRG Energy, Inc.*	27,841	483,320

		1,494,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Utilities (0.9%)
Ameren Corp.	29,674	$995,266
CenterPoint Energy, Inc.	52,265	1,080,318
CMS Energy Corp.	31,821	747,793
Consolidated Edison, Inc.	35,851	2,229,574
Dominion Resources, Inc.	69,967	3,778,218
DTE Energy Co.	20,811	1,234,717
Integrys Energy Group, Inc.	9,573	544,416
NiSource, Inc.	34,739	859,790
PG&E Corp.	51,692	2,340,097
Public Service Enterprise Group, Inc.	61,915	2,012,237
SCANA Corp.	14,227	680,620

Sempra Energy	29,419	$2,026,381
TECO Energy, Inc.	26,389	476,585
Wisconsin Energy Corp.	28,189	1,115,439

		20,121,451

Total Utilities		56,160,578

Total Investments (67.2%) (Cost $1,340,168,310)		1,507,965,888
Other Assets Less Liabilities (32.8%)		734,815,665

Net Assets (100%)		$2,242,781,553

*	Non-income producing.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	10,806	September-12	$700,077,829	$732,862,920	$32,785,091

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$165,152,678	$—	$—	$165,152,678
Consumer Staples	170,156,850	—	—	170,156,850
Energy	162,721,818	—	—	162,721,818
Financials	217,098,649	—	—	217,098,649
Health Care	180,630,501	—	—	180,630,501
Industrials	157,626,430	—	—	157,626,430
Information Technology	298,573,713	—	—	298,573,713
Materials	51,348,538	—	—	51,348,538
Telecommunication Services	48,496,133	—	—	48,496,133
Utilities	56,160,578	—	—	56,160,578
Futures	32,785,091	—	—	32,785,091

Total Assets	$1,540,750,979	$—	$—	$1,540,750,979

Total Liabilities	$—	$—	$—	$—

Total	$1,540,750,979	$—	$—	$1,540,750,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	2,596	343
Purchases	—	—
Sales	(2,596)	(343)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$—

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	32,785,091	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$32,785,091

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	25,319,547	—	—	25,319,547
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$25,319,547	$—	$—	$25,319,547

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	33,011,445	—	—	33,011,445
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$33,011,445	$—	$—	$33,011,445

The Portfolio held futures contracts with an average notional balance of approximately $618,296,000 during the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$166,342,068
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,122,787

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$228,664,120
Aggregate gross unrealized depreciation	(61,032,299)

Net unrealized appreciation	$167,631,821

Federal income tax cost of investments	$1,340,334,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $1,340,168,310)	$1,507,965,888
Cash	671,981,364
Cash held as collateral at broker	41,865,800
Due from broker for futures variation margin	18,350,510
Receivable from Separate Accounts for Trust shares sold	2,812,656
Dividends, interest and other receivables	2,009,857
Receivable for securities sold	1,346,754
Other assets	17,779

Total assets	2,246,350,608

LIABILITIES
Payable for securities purchased	2,432,722
Investment management fees payable	790,623
Administrative fees payable	268,871
Distribution fees payable - Class IB	28,674
Payable to Separate Accounts for Trust shares redeemed	12,231
Trustees’ fees payable	530
Distribution fees payable - Class IA	30
Accrued expenses	35,374

Total liabilities	3,569,055

NET ASSETS	$2,242,781,553

Net assets were comprised of:
Paid in capital	$2,064,581,097
Accumulated undistributed net investment income (loss)	9,372,822
Accumulated undistributed net realized gain (loss) on investments and futures	(31,755,035)
Net unrealized appreciation (depreciation) on investments and futures	200,582,669

Net assets	$2,242,781,553

Class IA
Net asset value, offering and redemption price per share, $149,121 / 10,527 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.17

Class IB
Net asset value, offering and redemption price per share, $145,800,740 / 10,353,923 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.08

Class K
Net asset value, offering and redemption price per share, $2,096,831,692 / 147,836,756 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$15,353,609
Interest	288,639

Total income	15,642,248

EXPENSES
Investment management fees	4,575,239
Administrative fees	1,558,187
Distribution fees - Class IB	164,970
Printing and mailing expenses	104,897
Professional fees	42,963
Trustees’ fees	27,320
Custodian fees	26,341
Distribution fees - Class IA	183
Miscellaneous	15,350

Total expenses	6,515,450

NET INVESTMENT INCOME (LOSS)	9,126,798

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,411,710
Futures	25,319,547

Net realized gain (loss)	26,731,257

Change in unrealized appreciation (depreciation) on:
Securities	98,300,707
Futures	33,011,445

Net change in unrealized appreciation (depreciation)	131,312,152

NET REALIZED AND UNREALIZED GAIN (LOSS)	158,043,409

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$167,170,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,126,798	$12,231,554
Net realized gain (loss) on investments and futures	26,731,257	(51,070,864)
Net change in unrealized appreciation (depreciation) on investments and futures	131,312,152	(11,875,202)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	167,170,207	(50,714,512)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(964)
Class IB	—	(495,689)
Class K†	—	(11,554,263)

	—	(12,050,916)

Distributions from net realized capital gains
Class IA	—	(19,283,724)
Class IB	—	(1,209,676)

	—	(20,493,400)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(32,544,316)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 39,266,994 shares, respectively ]	—	548,202,122
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,538,156 shares, respectively ]	—	19,284,688
Capital shares repurchased [ 0 and (112,346,468) shares, respectively ]	—	(1,435,519,812	)(z)

Total Class IA transactions	—	(868,033,002)

Class IB
Capital shares sold [ 2,236,391 and 5,114,073 shares, respectively ]	31,019,238	69,232,500
Capital shares issued in reinvestment of dividends and distributions [ 0 and 136,826 shares, respectively ]	—	1,705,365
Capital shares repurchased [ (422,891) and (604,225) shares, respectively ]	(5,920,205)	(8,333,132)

Total Class IB transactions	25,099,033	62,604,733

Class K†
Capital shares sold [ 26,990,084 and 128,231,492 shares, respectively ]	378,169,648	1,628,411,953	(z)
Capital shares issued in reinvestment of dividends [ 0 and 917,832 shares, respectively ]	—	11,554,263
Capital shares repurchased [ (7,972,569) and (330,083) shares, respectively ]	(112,838,217)	(4,191,769)

Total Class K transactions	265,331,431	1,635,774,447

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	290,430,464	830,346,178

TOTAL INCREASE (DECREASE) IN NET ASSETS	457,600,671	747,087,350
NET ASSETS:
Beginning of period	1,785,180,882	1,038,093,532

End of period (a)	$2,242,781,553	$1,785,180,882

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,372,822	$246,024

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the AXA Tactical Manager 500 Portfolio exchanged approximately 106,684,780 Class IA shares for approximately 106,684,780 Class K shares. This exchange amounted to approximately $1,353,168,272.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,			May 27, 2009* to December 31, 2009
Class IA		2011	2010
Net asset value, beginning of period	$13.00	$13.76	$12.51		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.12 (e)	0.11	(e)	0.06	(e)
Net realized and unrealized gain (loss) on investments and futures	1.12	(0.61)	1.51		2.47

Total from investment operations	1.17	(0.49)	1.62		2.53

Less distributions:
Dividends from net investment income	—	(0.09)	(0.07)		(0.02)
Distributions from net realized gains	—	(0.18)	(0.30)		—

Total dividends and distributions	—	(0.27)	(0.37)		(0.02)

Net asset value, end of period	$14.17	$13.00	$13.76		$12.51

Total return (b)	9.00%	(3.43)%	13.09%		25.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$149	$137	$984,788		$227,658
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.87%	0.61%	0.63%		0.69%
Before waivers and reimbursements (a)	0.87%	0.62%	0.64%		0.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.66%	0.82%	0.88%		0.85%
Before waivers and reimbursements (a)	0.66%	0.80%	0.87%		0.70%
Portfolio turnover rate	1%	2%	1%		6%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,			October 29, 2009* to December 31, 2009
Class IB		2011	2010
Net asset value, beginning of period	$12.92	$13.69	$12.43		$11.71

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.09 (e)	0.09	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments and futures	1.11	(0.62)	1.51		0.72

Total from investment operations	1.16	(0.53)	1.60		0.74

Less distributions:
Dividends from net investment income	—	(0.06)	(0.04)		(0.02)
Distributions from net realized gains	—	(0.18)	(0.30)		—

Total dividends and distributions	—	(0.24)	(0.34)		(0.02)

Net asset value, end of period	$14.08	$12.92	$13.69		$12.43

Total return (b)	8.98%	(3.77)%	12.97%		6.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$145,801	$110,368	$53,305		$270
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.87%	0.86%	0.88	%(c)	0.94	%(c)
Before waivers and reimbursements (a)	0.87%	0.87%	0.89	%(c)	1.10	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.67%	0.65%	0.69%		0.81%
Before waivers and reimbursements (a)	0.67%	0.64%	0.67%		0.78%
Portfolio turnover rate	1%	2%	1%		6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$13.00	$12.54

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments and futures	1.12	0.50

Total from investment operations	1.18	0.55

Less distributions:
Dividends from net investment income	—	(0.09)

Net asset value, end of period	$14.18	$13.00

Total return (b)	9.08%	4.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,096,832	$1,674,676
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.62%	0.62%
Before waivers and reimbursements (a)	0.62%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.91%	1.01%
Before waivers and reimbursements (a)	0.91%	1.01%
Portfolio turnover rate	1%	2%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 400 PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	14.7%
Industrials	10.7
Information Technology	10.3
Consumer Discretionary	8.9
Health Care	7.3
Materials	4.5
Energy	3.5
Utilities	3.4
Consumer Staples	2.3
Telecommunication Services	0.4
Cash and Other	34.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,071.70	$4.89
Hypothetical (5% average return before expenses)	1,000.00	1,020.15	4.77
Class IB
Actual	1,000.00	1,072.20	4.89
Hypothetical (5% average return before expenses)	1,000.00	1,020.15	4.77
Class K
Actual	1,000.00	1,073.10	3.61
Hypothetical (5% average return before expenses)	1,000.00	1,021.38	3.52

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.2%)
Gentex Corp.	13,697	$285,856

Automobiles (0.1%)
Thor Industries, Inc.	4,014	110,024

Distributors (0.3%)
LKQ Corp.*	14,000	467,600

Diversified Consumer Services (0.5%)
ITT Educational Services, Inc.*	1,718	104,368
Matthews International Corp., Class A	2,706	87,918
Regis Corp.	5,458	98,026
Service Corp. International	20,605	254,884
Sotheby’s, Inc.	6,424	214,305
Strayer Education, Inc.	1,125	122,647

		882,148

Hotels, Restaurants & Leisure (1.0%)
Bally Technologies, Inc.*	4,079	190,326
Bob Evans Farms, Inc.	2,766	111,193
Brinker International, Inc.	7,155	228,030
Cheesecake Factory, Inc.*	5,126	163,827
International Speedway Corp., Class A	2,634	68,958
Life Time Fitness, Inc.*	4,066	189,110
Panera Bread Co., Class A*	2,819	393,081
Scientific Games Corp., Class A*	5,525	47,239
Wendy’s Co.	28,133	132,788
WMS Industries, Inc.*	5,228	104,299

		1,628,851

Household Durables (1.1%)
KB Home	6,873	67,356
M.D.C. Holdings, Inc.	3,608	117,873
Mohawk Industries, Inc.*	5,427	378,968
NVR, Inc.*	481	408,850
Tempur-Pedic International, Inc.*	6,070	141,977
Toll Brothers, Inc.*	13,940	414,436
Tupperware Brands Corp.	5,307	290,611

		1,820,071

Internet & Catalog Retail (0.1%)
HSN, Inc.	3,742	150,990

Leisure Equipment & Products (0.3%)
Polaris Industries, Inc.	6,523	466,264

Media (0.8%)
AMC Networks, Inc., Class A*	5,467	194,352
Cinemark Holdings, Inc.	9,713	221,942
DreamWorks Animation SKG, Inc., Class A*	6,755	128,750
John Wiley & Sons, Inc., Class A	4,433	217,173
Lamar Advertising Co., Class A*	5,570	159,302
Meredith Corp.	3,551	113,419
New York Times Co., Class A*	11,505	89,739
Scholastic Corp.	2,406	67,753
Valassis Communications, Inc.*	4,046	88,000

		1,280,430

Multiline Retail (0.1%)
Saks, Inc.*	15,103	$160,847

Specialty Retail (3.3%)
Aaron’s, Inc.	7,228	204,625
Advance Auto Parts, Inc.	6,976	475,903
Aeropostale, Inc.*	7,681	136,952
American Eagle Outfitters, Inc.	18,595	366,879
ANN, Inc.*	4,639	118,248
Ascena Retail Group, Inc.*	12,855	239,360
Barnes & Noble, Inc.*	3,861	63,552
Chico’s FAS, Inc.	15,948	236,668
Collective Brands, Inc.*	5,815	124,557
Dick’s Sporting Goods, Inc.	8,970	430,560
Foot Locker, Inc.	14,377	439,649
Guess?, Inc.	6,148	186,715
Office Depot, Inc.*	26,693	57,657
PetSmart, Inc.	10,288	701,436
RadioShack Corp.	9,503	36,492
Rent-A-Center, Inc.	5,639	190,260
Signet Jewelers Ltd.	8,078	355,513
Tractor Supply Co.	6,838	567,964
Williams-Sonoma, Inc.	9,452	330,536

		5,263,526

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.*	4,868	256,057
Deckers Outdoor Corp.*	3,671	161,560
Hanesbrands, Inc.*	9,241	256,253
PVH Corp.	6,680	519,637
Under Armour, Inc., Class A*	3,512	331,814
Warnaco Group, Inc.*	3,893	165,764

		1,691,085

Total Consumer Discretionary		14,207,692

Consumer Staples (2.3%)
Food & Staples Retailing (0.2%)
Harris Teeter Supermarkets, Inc.	4,687	192,120
SUPERVALU, Inc.	20,230	104,792

		296,912

Food Products (1.3%)
Flowers Foods, Inc.	10,732	249,304
Green Mountain Coffee Roasters, Inc.*	12,395	269,963
Hillshire Brands Co.	11,353	329,123
Ingredion, Inc.	7,244	358,723
Lancaster Colony Corp.	1,893	134,801
Post Holdings, Inc.*	2,621	80,596
Ralcorp Holdings, Inc.*	5,242	349,851
Smithfield Foods, Inc.*	15,309	331,134
Tootsie Roll Industries, Inc.	2,435	58,099

		2,161,594

Household Products (0.7%)
Church & Dwight Co., Inc.	13,184	731,316
Energizer Holdings, Inc.*	6,206	467,002

		1,198,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Tobacco (0.1%)
Universal Corp.	2,210	$102,389

Total Consumer Staples		3,759,213

Energy (3.5%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*	5,401	204,374
CARBO Ceramics, Inc.	1,890	145,020
Dresser-Rand Group, Inc.*	7,184	319,975
Dril-Quip, Inc.*	3,277	214,938
Helix Energy Solutions Group, Inc.*	10,032	164,625
Oceaneering International, Inc.	10,272	491,618
Oil States International, Inc.*	4,900	324,380
Patterson-UTI Energy, Inc.	14,811	215,648
Superior Energy Services, Inc.*	14,982	303,086
Tidewater, Inc.	4,864	225,495
Unit Corp.*	3,966	146,306

		2,755,465

Oil, Gas & Consumable Fuels (1.8%)
Arch Coal, Inc.	20,145	138,799
Bill Barrett Corp.*	4,560	97,675
Cimarex Energy Co.	8,152	449,338
Energen Corp.	6,855	309,366
Forest Oil Corp.*	11,165	81,839
HollyFrontier Corp.	19,628	695,420
Northern Oil and Gas, Inc.*	6,008	95,768
Plains Exploration & Production Co.*	12,232	430,322
Quicksilver Resources, Inc.*	11,421	61,902
SM Energy Co.	6,085	298,834
World Fuel Services Corp.	6,820	259,365

		2,918,628

Total Energy		5,674,093

Financials (14.7%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	4,875	533,569
Apollo Investment Corp.	19,244	147,794
Eaton Vance Corp.	10,992	296,234
Greenhill & Co., Inc.	2,750	98,038
Janus Capital Group, Inc.	17,910	140,056
Jefferies Group, Inc.	14,293	185,666
Raymond James Financial, Inc.	10,600	362,944
SEI Investments Co.	13,662	271,737
Waddell & Reed Financial, Inc., Class A	8,191	248,024

		2,284,062

Commercial Banks (2.7%)
Associated Banc-Corp	16,501	217,648
BancorpSouth, Inc.	7,811	113,416
Bank of Hawaii Corp.	4,321	198,550
Cathay General Bancorp	7,482	123,528
City National Corp./California	4,452	216,278
Commerce Bancshares, Inc./Missouri	7,472	283,189
Cullen/Frost Bankers, Inc.	5,824	334,822
East West Bancorp, Inc.	13,723	321,941

First Niagara Financial Group, Inc.	33,449	$255,885
FirstMerit Corp.	10,390	171,643
Fulton Financial Corp.	19,023	190,040
Hancock Holding Co.	8,054	245,164
International Bancshares Corp.	5,057	98,713
Prosperity Bancshares, Inc.	4,490	188,715
Signature Bank/New York*	4,391	267,719
SVB Financial Group*	4,200	246,624
Synovus Financial Corp.	70,025	138,649
TCF Financial Corp.	15,384	176,608
Trustmark Corp.	6,143	150,381
Valley National Bancorp	18,688	198,093
Webster Financial Corp.	6,991	151,425
Westamerica Bancorp	2,645	124,817

		4,413,848

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	8,300	229,744
MSCI, Inc.*	11,547	392,829

		622,573

Insurance (3.0%)
Alleghany Corp.*	1,382	469,534
American Financial Group, Inc./Ohio	7,173	281,397
Arthur J. Gallagher & Co.	11,225	393,661
Aspen Insurance Holdings Ltd.	6,785	196,087
Brown & Brown, Inc.	11,044	301,170
Everest Reinsurance Group Ltd.	5,006	518,071
Fidelity National Financial, Inc., Class A	21,142	407,195
First American Financial Corp.	10,092	171,160
Hanover Insurance Group, Inc.	4,268	167,007
HCC Insurance Holdings, Inc.	9,605	301,597
Kemper Corp.	4,705	144,679
Mercury General Corp.	3,235	134,802
Old Republic International Corp.	24,654	204,382
Protective Life Corp.	7,689	226,133
Reinsurance Group of America, Inc.	6,994	372,151
StanCorp Financial Group, Inc.	4,203	156,183
W. R. Berkley Corp.	10,644	414,264

		4,859,473

Real Estate Investment Trusts (REITs) (6.5%)
Alexandria Real Estate Equities, Inc. (REIT)	5,891	428,394
American Campus Communities, Inc. (REIT)	7,099	319,313
BioMed Realty Trust, Inc. (REIT)	14,672	274,073
BRE Properties, Inc. (REIT)	7,282	364,246
Camden Property Trust (REIT)	7,619	515,578
Corporate Office Properties Trust/Maryland (REIT)	6,847	160,973
Duke Realty Corp. (REIT)	25,282	370,128
Equity One, Inc. (REIT)	5,673	120,268
Essex Property Trust, Inc. (REIT)	3,342	514,401
Federal Realty Investment Trust (REIT)	6,066	631,410
Highwoods Properties, Inc. (REIT)	6,896	232,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Home Properties, Inc. (REIT)	4,617	$283,299
Hospitality Properties Trust (REIT)	11,746	290,948
Liberty Property Trust (REIT)	11,137	410,287
Macerich Co. (REIT)	12,580	742,849
Mack-Cali Realty Corp. (REIT)	8,335	242,298
National Retail Properties, Inc. (REIT)	10,157	287,342
Omega Healthcare Investors, Inc. (REIT)	10,037	225,832
Potlatch Corp. (REIT)	3,823	122,107
Rayonier, Inc. (REIT)	11,576	519,762
Realty Income Corp. (REIT)	12,665	529,017
Regency Centers Corp. (REIT)	8,549	406,676
Senior Housing Properties Trust (REIT)	15,465	345,179
SL Green Realty Corp. (REIT)	8,507	682,602
Taubman Centers, Inc. (REIT)	5,578	430,398
UDR, Inc. (REIT)	23,767	614,139
Weingarten Realty Investors (REIT)	11,491	302,673

		10,366,242

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	4,147	291,824

Thrifts & Mortgage Finance (0.5%)
Astoria Financial Corp.	7,972	78,126
New York Community Bancorp, Inc.	41,703	522,538
Washington Federal, Inc.	10,144	171,332

		771,996

Total Financials		23,610,018

Health Care (7.3%)
Biotechnology (1.4%)
Regeneron Pharmaceuticals, Inc.*	7,402	845,456
United Therapeutics Corp.*	5,098	251,739
Vertex Pharmaceuticals, Inc.*	20,031	1,120,134

		2,217,329

Health Care Equipment & Supplies (1.9%)
Cooper Cos., Inc.	4,495	358,521
Gen-Probe, Inc.*	4,327	355,679
Hill-Rom Holdings, Inc.	5,902	182,077
Hologic, Inc.*	25,076	452,371
IDEXX Laboratories, Inc.*	5,224	502,183
Masimo Corp.*	5,442	121,792
ResMed, Inc.*	13,549	422,729
STERIS Corp.	5,513	172,943
Teleflex, Inc.	3,872	235,843
Thoratec Corp.*	5,551	186,403

		2,990,541

Health Care Providers & Services (2.8%)
AMERIGROUP Corp.*	4,603	303,384
Catalyst Health Solutions, Inc.*	4,803	448,792
Community Health Systems, Inc.*	8,624	241,731
Health Management Associates, Inc., Class A*	24,324	190,943
Health Net, Inc.*	7,889	191,466
Henry Schein, Inc.*	8,524	669,049

HMS Holdings Corp.*	8,175	$272,309
LifePoint Hospitals, Inc.*	4,626	189,573
Lincare Holdings, Inc.	8,236	280,189
MEDNAX, Inc.*	4,668	319,945
Omnicare, Inc.	10,723	334,879
Owens & Minor, Inc.	6,032	184,760
Universal Health Services, Inc., Class B	9,179	396,166
VCA Antech, Inc.*	8,302	182,478
WellCare Health Plans, Inc.*	4,090	216,770

		4,422,434

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	18,119	198,041

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	1,872	187,219
Charles River Laboratories International, Inc.*	4,648	152,268
Covance, Inc.*	5,263	251,835
Mettler-Toledo International, Inc.*	2,985	465,212
Techne Corp.	3,495	259,329

		1,315,863

Pharmaceuticals (0.3%)
Endo Health Solutions, Inc.*	11,109	344,157
Medicis Pharmaceutical Corp., Class A	5,644	192,743

		536,900

Total Health Care		11,681,108

Industrials (10.7%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc.	3,134	158,486
BE Aerospace, Inc.*	9,880	431,361
Esterline Technologies Corp.*	2,928	182,561
Exelis, Inc.	17,701	174,532
Huntington Ingalls Industries, Inc.*	4,692	188,806
Triumph Group, Inc.	4,727	265,988

		1,401,734

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	9,846	143,850

Airlines (0.2%)
Alaska Air Group, Inc.*	6,754	242,469
JetBlue Airways Corp.*	21,650	114,745

		357,214

Building Products (0.4%)
Fortune Brands Home & Security, Inc.*	15,146	337,301
Lennox International, Inc.	4,835	225,456

		562,757

Commercial Services & Supplies (1.1%)
Brink’s Co.	4,502	104,356
Clean Harbors, Inc.*	4,508	254,341
Copart, Inc.*	9,874	233,915

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Corrections Corp. of America	9,501	$279,805
Deluxe Corp.	4,834	120,560
Herman Miller, Inc.	5,539	102,582
HNI Corp.	4,317	111,163
Mine Safety Appliances Co.	2,928	117,823
Rollins, Inc.	6,123	136,972
Waste Connections, Inc.	11,708	350,303

		1,811,820

Construction & Engineering (0.6%)
AECOM Technology Corp.*	10,716	176,278
Granite Construction, Inc.	3,314	86,529
KBR, Inc.	14,072	347,719
Shaw Group, Inc.*	6,253	170,769
URS Corp.	7,188	250,718

		1,032,013

Electrical Equipment (1.1%)
Acuity Brands, Inc.	4,019	204,607
AMETEK, Inc.	15,256	761,427
General Cable Corp.*	4,761	123,500
Hubbell, Inc., Class B	5,621	438,101
Regal-Beloit Corp.	3,948	245,803

		1,773,438

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	5,894	312,500

Machinery (3.6%)
AGCO Corp.*	9,240	422,545
CLARCOR, Inc.	4,777	230,060
Crane Co.	4,686	170,477
Donaldson Co., Inc.	14,134	471,652
Gardner Denver, Inc.	4,753	251,481
Graco, Inc.	5,735	264,269
Harsco Corp.	7,677	156,457
IDEX Corp.	7,967	310,554
ITT Corp.	8,760	154,176
Kennametal, Inc.	7,582	251,343
Lincoln Electric Holdings, Inc.	7,968	348,919
Nordson Corp.	5,372	275,530
Oshkosh Corp.*	8,694	182,139
Pentair, Inc.	9,398	359,755
SPX Corp.	4,808	314,059
Terex Corp.*	10,492	187,072
Timken Co.	7,985	365,633
Trinity Industries, Inc.	7,620	190,348
Valmont Industries, Inc.	2,137	258,513
Wabtec Corp.	4,576	356,974
Woodward, Inc.	5,700	224,808

		5,746,764

Marine (0.3%)
Alexander & Baldwin, Inc.	4,003	213,160
Kirby Corp.*	5,309	249,947

		463,107

Professional Services (0.5%)
Corporate Executive Board Co.	3,167	129,467
FTI Consulting, Inc.*	3,990	114,712
Korn/Ferry International*	4,542	65,178
Manpower, Inc.	7,639	279,969

Towers Watson & Co., Class A	4,840	$289,916

		879,242

Road & Rail (1.1%)
Con-way, Inc.	5,287	190,913
J.B. Hunt Transport Services, Inc.	8,568	510,653
Kansas City Southern	10,443	726,415
Landstar System, Inc.	4,462	230,775
Werner Enterprises, Inc.	4,227	100,983

		1,759,739

Trading Companies & Distributors (0.6%)
GATX Corp.	4,432	170,632
MSC Industrial Direct Co., Inc., Class A	4,384	287,371
United Rentals, Inc.*	8,004	272,456
Watsco, Inc.	2,806	207,083

		937,542

Total Industrials		17,181,720

Information Technology (10.3%)
Communications Equipment (0.6%)
ADTRAN, Inc.	6,054	182,770
Ciena Corp.*	9,378	153,518
Plantronics, Inc.	4,035	134,769
Polycom, Inc.*	16,941	178,220
Riverbed Technology, Inc.*	15,040	242,896
Tellabs, Inc.	34,716	115,604

		1,007,777

Computers & Peripherals (0.5%)
Diebold, Inc.	5,985	220,906
NCR Corp.*	15,063	342,382
QLogic Corp.*	9,249	126,619

		689,907

Electronic Equipment, Instruments & Components (1.4%)
Arrow Electronics, Inc.*	10,623	348,541
Avnet, Inc.*	13,767	424,850
Ingram Micro, Inc., Class A*	14,453	252,494
Itron, Inc.*	3,793	156,423
National Instruments Corp.	8,856	237,872
Tech Data Corp.*	3,784	182,275
Trimble Navigation Ltd.*	11,871	546,185
Vishay Intertechnology, Inc.*	13,596	128,210

		2,276,850

Internet Software & Services (1.1%)
AOL, Inc.*	8,875	249,210
Equinix, Inc.*	4,563	801,491
Monster Worldwide, Inc.*	11,508	97,818
Rackspace Hosting, Inc.*	10,132	445,200
ValueClick, Inc.*	7,672	125,744

		1,719,463

IT Services (2.2%)
Acxiom Corp.*	7,290	110,152
Alliance Data Systems Corp.*	4,779	645,165
Broadridge Financial Solutions, Inc.	11,851	252,071
Convergys Corp.	11,099	163,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

CoreLogic, Inc.*	10,130	$185,480
DST Systems, Inc.	3,241	176,019
Gartner, Inc.*	8,854	381,165
Global Payments, Inc.	7,446	321,890
Jack Henry & Associates, Inc.	8,284	285,964
Lender Processing Services, Inc.	8,026	202,897
ManTech International Corp., Class A	2,207	51,798
NeuStar, Inc., Class A*	6,349	212,057
VeriFone Systems, Inc.*	10,213	337,948
Wright Express Corp.*	3,679	227,068

		3,553,606

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	4,942	169,807

Semiconductors & Semiconductor Equipment (1.4%)
Atmel Corp.*	42,120	282,204
Cree, Inc.*	10,972	281,651
Cypress Semiconductor Corp.*	14,458	191,135
Fairchild Semiconductor International, Inc.*	12,100	170,610
Integrated Device Technology, Inc.*	13,517	75,966
International Rectifier Corp.*	6,567	131,274
Intersil Corp., Class A	12,122	129,099
MEMC Electronic Materials, Inc.*	21,927	47,582
RF Micro Devices, Inc.*	26,441	112,374
Semtech Corp.*	6,219	151,246
Silicon Laboratories, Inc.*	4,067	154,139
Skyworks Solutions, Inc.*	17,997	492,578

		2,219,858

Software (3.0%)
ACI Worldwide, Inc.*	3,771	166,716
Advent Software, Inc.*	3,046	82,577
ANSYS, Inc.*	8,839	557,829
Cadence Design Systems, Inc.*	26,067	286,476
Compuware Corp.*	20,772	192,972
Concur Technologies, Inc.*	4,471	304,475
FactSet Research Systems, Inc.	4,263	396,203
Fair Isaac Corp.	3,254	137,579
Informatica Corp.*	10,272	435,122
Mentor Graphics Corp.*	8,877	133,155
MICROS Systems, Inc.*	7,623	390,298
Parametric Technology Corp.*	11,328	237,435
Quest Software, Inc.*	5,375	149,694
Rovi Corp.*	10,528	206,559
Solera Holdings, Inc.	6,595	275,605
Synopsys, Inc.*	13,957	410,755
TIBCO Software, Inc.*	15,656	468,428

		4,831,878

Total Information Technology		16,469,146

Materials (4.5%)
Chemicals (2.0%)
Albemarle Corp.	8,463	504,733
Ashland, Inc.	7,444	515,944
Cabot Corp.	6,022	245,095

Cytec Industries, Inc.	4,367	$256,081
Intrepid Potash, Inc.*	5,008	113,982
Minerals Technologies, Inc.	1,680	107,150
NewMarket Corp.	1,007	218,116
Olin Corp.	7,624	159,265
RPM International, Inc.	12,499	339,973
Scotts Miracle-Gro Co., Class A	4,116	169,250
Sensient Technologies Corp.	4,763	174,945
Valspar Corp.	8,658	454,459

		3,258,993

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	4,345	342,473

Containers & Packaging (1.0%)
AptarGroup, Inc.	6,317	322,483
Greif, Inc., Class A	2,926	119,966
Packaging Corp. of America	9,302	262,689
Rock-Tenn Co., Class A	6,704	365,703
Silgan Holdings, Inc.	4,713	201,198
Sonoco Products Co.	9,547	287,842

		1,559,881

Metals & Mining (1.1%)
Carpenter Technology Corp.	4,180	199,971
Commercial Metals Co.	10,989	138,901
Compass Minerals International, Inc.	3,145	239,901
Reliance Steel & Aluminum Co.	7,129	360,014
Royal Gold, Inc.	5,660	443,744
Steel Dynamics, Inc.	20,794	244,329
Worthington Industries, Inc.	5,044	103,251

		1,730,111

Paper & Forest Products (0.2%)
Domtar Corp.	3,430	263,115
Louisiana-Pacific Corp.*	13,072	142,224

		405,339

Total Materials		7,296,797

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	14,261	365,937

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,166	195,144

Total Telecommunication Services		561,081

Utilities (3.4%)
Electric Utilities (1.5%)
Cleco Corp.	5,769	241,317
Great Plains Energy, Inc.	14,520	310,873
Hawaiian Electric Industries, Inc.	9,165	261,386
IDACORP, Inc.	4,758	200,217
NV Energy, Inc.	22,440	394,495
OGE Energy Corp.	9,356	484,547
PNM Resources, Inc.	7,577	148,055
Westar Energy, Inc.	12,005	359,550

		2,400,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (0.9%)
Atmos Energy Corp.	8,545	$299,673
National Fuel Gas Co.	7,901	371,189
Questar Corp.	16,886	352,242
UGI Corp.	10,693	314,695
WGL Holdings, Inc.	4,891	194,417

		1,532,216

Multi-Utilities (0.8%)
Alliant Energy Corp.	10,552	480,855
Black Hills Corp.	4,176	134,342
MDU Resources Group, Inc.	17,951	387,921
Vectren Corp.	7,784	229,784

		1,232,902

Water Utilities (0.2%)
Aqua America, Inc.	13,218	$329,921

Total Utilities		5,495,479

Total Investments (66.0%) (Cost $96,132,790)		105,936,347
Other Assets Less Liabilities (34.0%)		54,571,868

Net Assets (100%)		$160,508,215

*	Non-income producing.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	579	September-12	$52,718,285	$54,397,050	$1,678,765

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,207,692	$—	$—	$14,207,692
Consumer Staples	3,759,213	—	—	3,759,213
Energy	5,674,093	—	—	5,674,093
Financials	23,610,018	—	—	23,610,018
Health Care	11,681,108	—	—	11,681,108
Industrials	17,181,720	—	—	17,181,720
Information Technology	16,469,146	—	—	16,469,146
Materials	7,296,797	—	—	7,296,797
Telecommunication Services	561,081	—	—	561,081
Utilities	5,495,479	—	—	5,495,479
Futures	1,678,765	—	—	1,678,765

Total Assets	$107,615,112	$—	$—	$107,615,112

Total Liabilities	$—	$—	$—	$—

Total	$107,615,112	$—	$—	$107,615,112

(a) A Security with a market value of $182,770 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	1,678,765	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,678,765

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,080,282	—	—	1,080,282
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,080,282	$—	$—	$1,080,282

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,928,295	—	—	1,928,295
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,928,295	$—	$—	$1,928,295

The Portfolio held futures contracts with an average notional balance of approximately $45,415,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,100,883
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$15,991,885

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,955,593
Aggregate gross unrealized depreciation	(7,141,932)

Net unrealized appreciation	$9,813,661

Federal income tax cost of investments	$96,122,686

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $96,132,790)	$105,936,347
Cash	48,990,659
Cash held as collateral at broker	3,132,800
Due from broker for futures variation margin	1,547,137
Receivable for securities sold	1,022,910
Receivable from Separate Accounts for Trust shares sold	244,268
Dividends, interest and other receivables	105,243
Other assets	1,508

Total assets	160,980,872

LIABILITIES
Payable for securities purchased	350,781
Investment management fees payable	53,463
Administrative fees payable	24,226
Distribution fees payable - Class IB	12,325
Payable to Separate Accounts for Trust shares redeemed	7,436
Distribution fees payable - Class IA	31
Accrued expenses	24,395

Total liabilities	472,657

NET ASSETS	$160,508,215

Net assets were comprised of:
Paid in capital	$152,678,228
Accumulated undistributed net investment income (loss)	232,242
Accumulated undistributed net realized gain (loss) on investments and futures	(3,884,577)
Net unrealized appreciation (depreciation) on investments and futures	11,482,322

Net assets	$160,508,215

Class IA
Net asset value, offering and redemption price per share, $157,387 / 10,631 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.80

Class IB
Net asset value, offering and redemption price per share, $62,976,492 / 4,281,610 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.71

Class K
Net asset value, offering and redemption price per share, $97,374,336 / 6,569,480 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.82

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$802,814
Interest	20,957

Total income	823,771

EXPENSES
Investment management fees	347,545
Administrative fees	148,659
Distribution fees - Class IB	72,690
Professional fees	23,930
Custodian fees	13,417
Printing and mailing expenses	8,284
Trustees’ fees	2,191
Distribution fees - Class IA	198
Miscellaneous	2,014

Gross expenses	618,928
Less: Waiver from investment advisor	(5,112)

Net expenses	613,816

NET INVESTMENT INCOME (LOSS)	209,955

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,529,293
Futures	1,080,282

Net realized gain (loss)	2,609,575

Change in unrealized appreciation (depreciation) on:
Securities	6,475,830
Futures	1,928,295

Net change in unrealized appreciation (depreciation)	8,404,125

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,013,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,223,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$209,955	$242,654
Net realized gain (loss) on investments and futures	2,609,575	(6,009,720)
Net change in unrealized appreciation (depreciation) on investments and futures	8,404,125	(7,258,529)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,223,655	(13,025,595)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(405)
Class IB	—	(18,219)
Class K†	—	(288,457)

	—	(307,081)

Distributions from net realized capital gains
Class IA	—	(2,227,369)
Class IB	—	(928,599)

	—	(3,155,968)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,463,049)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 1,785,051 shares, respectively ]	—	28,797,776
Capital shares issued in reinvestment of dividends and distributions [ 0 and 165,879 shares, respectively ]	—	2,227,774
Capital shares repurchased [ 0 and (6,769,924) shares, respectively ]	—	(92,790,845	)(z)

Total Class IA transactions	—	(61,765,295)

Class IB
Capital shares sold [ 783,807 and 2,295,622 shares, respectively ]	11,660,457	34,301,184
Capital shares issued in reinvestment of dividends and distributions [ 0 and 71,079 shares, respectively ]	—	946,818
Capital shares repurchased [ (162,634) and (292,763) shares, respectively ]	(2,433,936)	(4,468,999)

Total Class IB transactions	9,226,521	30,779,003

Class K†
Capital shares sold [ 1,114,438 and 7,725,307 shares, respectively ]	16,738,498	105,740,704	(z)
Capital shares issued in reinvestment of dividends [ 0 and 21,648 shares, respectively ]	—	288,457
Capital shares repurchased [ (2,271,420) and (20,493) shares, respectively ]	(33,742,422)	(277,816)

Total Class K transactions	(17,003,924)	105,751,345

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,777,403)	74,765,053

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,446,252	58,276,409
NET ASSETS:
Beginning of period	157,061,963	98,785,554

End of period (a)	$160,508,215	$157,061,963

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$232,242	$22,287

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the AXA Tactical Manager 400 Portfolio exchanged approximately 6,752,306 Class IA shares for approximately 6,752,306 Class K shares. This exchange amounted to approximately $92,507,246.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,		May 27, 2009* to December 31, 2009
Class IA		2011	2010
Net asset value, beginning of period	$13.81	$15.42	$12.87	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.04 (e)	0.05 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and futures	0.98	(1.27)	2.98	2.86

Total from investment operations	0.99	(1.23)	3.03	2.87

Less distributions:
Dividends from net investment income	—	(0.04)	(0.03)	—
Distributions from net realized gains	—	(0.34)	(0.45)	—

Total dividends and distributions	—	(0.38)	(0.48)	—

Net asset value, end of period	$14.80	$13.81	$15.42	$12.87

Total return (b)	7.17%	(7.92)%	23.88%	28.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$157	$147	$74,459	$13,192
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.95%	0.68%	0.68%	0.70%
Before waivers and reimbursements (a)	0.96%	0.72%	0.90%	4.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.12%	0.24%	0.38%	0.08%
Before waivers and reimbursements (a)	0.11%	0.21%	0.16%	(3.58)%
Portfolio turnover rate	4%	15%	13%	14%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,			October 29, 2009* to December 31, 2009
Class IB		2011		2010
Net asset value, beginning of period	$13.72	$15.33		$12.79	$11.81

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	—	#(e)	0.03 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	0.98	(1.26)		2.96	0.98

Total from investment operations	0.99	(1.26)		2.99	0.98

Less distributions:
Dividends from net investment income	—	(0.01)		—	—
Distributions from net realized gains	—	(0.34)		(0.45)	—

Total dividends and distributions	—	(0.35)		(0.45)	—

Net asset value, end of period	$14.71	$13.72		$15.33	$12.79

Total return (b)	7.22%	(8.19)%		23.71%	8.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,976	$50,221		$24,326	$85
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.95%	0.93%		0.93%	0.95	%(c)
Before waivers and reimbursements (a)	0.96%	0.97	%(c)	1.07%	4.61	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.13%	0.01%		0.19%	0.04%
Before waivers and reimbursements (a)	0.12%	(0.03)%		0.06%	(1.47)%
Portfolio turnover rate	4%	15%		13%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$13.81	$13.43

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and futures	0.98	0.41

Total from investment operations	1.01	0.42

Less distributions:
Dividends from net investment income	—	(0.04)

Net asset value, end of period	$14.82	$13.81

Total return (b)	7.31%	3.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$97,374	$106,694
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%	0.67%
Before waivers and reimbursements (a)	0.71%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.36%	0.28%
Before waivers and reimbursements (a)	0.35%	0.25%
Portfolio turnover rate	4%	15%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 2000 PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	12.9%
Information Technology	10.7
Industrials	9.2
Consumer Discretionary	8.4
Health Care	8.2
Energy	3.6
Materials	2.8
Consumer Staples	2.3
Utilities	2.2
Telecommunication Services	0.5
Cash and Other	39.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,080.90	$4.63
Hypothetical (5% average return before expenses)	1,000.00	1,020.41	4.50
Class IB
Actual	1,000.00	1,081.30	4.63
Hypothetical (5% average return before expenses)	1,000.00	1,020.41	4.50
Class K
Actual	1,000.00	1,082.40	3.34
Hypothetical (5% average return before expenses)	1,000.00	1,021.66	3.24

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.89%, 0.89% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.4%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	24,982	$262,061
Amerigon, Inc.*	11,080	127,309
Cooper Tire & Rubber Co.	23,815	417,715
Dana Holding Corp.	56,083	718,423
Dorman Products, Inc.*	9,264	232,434
Drew Industries, Inc.*	7,135	198,710
Exide Technologies, Inc.*	29,989	100,763
Federal-Mogul Corp.*	6,942	76,362
Fuel Systems Solutions, Inc.*	5,615	93,714
Modine Manufacturing Co.*	17,520	121,414
Shiloh Industries, Inc.	2,369	27,243
Spartan Motors, Inc.	13,312	69,755
Standard Motor Products, Inc.	7,408	104,305
Stoneridge, Inc.*	10,539	71,770
Superior Industries International, Inc.	8,753	143,287
Tenneco, Inc.*	23,079	618,979
Tower International, Inc.*	2,262	23,751

		3,407,995

Automobiles (0.0%)
Winnebago Industries, Inc.*	11,018	112,273

Distributors (0.2%)
Core-Mark Holding Co., Inc.	4,281	206,087
Pool Corp.	17,964	726,824
VOXX International Corp.*	6,879	64,112
Weyco Group, Inc.	2,457	56,953

		1,053,976

Diversified Consumer Services (0.8%)
American Public Education, Inc.*	6,716	214,912
Ascent Capital Group, Inc., Class A*	5,387	278,777
Bridgepoint Education, Inc.*	6,708	146,234
Capella Education Co.*	5,156	179,223
Career Education Corp.*	19,567	130,903
Carriage Services, Inc.	5,902	49,105
Coinstar, Inc.*	11,906	817,466
Collectors Universe	1,942	28,509
Corinthian Colleges, Inc.*	29,333	84,772
Education Management Corp.*	9,992	69,444
Grand Canyon Education, Inc.*	15,185	317,974
Hillenbrand, Inc.	21,093	387,689
K12, Inc.*	10,212	237,940
Lincoln Educational Services Corp.	7,970	51,805
Mac-Gray Corp.	4,712	66,392
Matthews International Corp., Class A	10,670	346,668
National American University Holdings, Inc.	3,203	13,773
Regis Corp.	21,589	387,739
Sotheby’s, Inc.	25,731	858,386
Steiner Leisure Ltd.*	5,850	271,499
Stewart Enterprises, Inc., Class A	27,900	199,206
Strayer Education, Inc.	4,476	487,974
Universal Technical Institute, Inc.	8,538	115,348

		5,741,738

Hotels, Restaurants & Leisure (2.0%)
AFC Enterprises, Inc.*	9,279	$214,716
Ameristar Casinos, Inc.	12,637	224,560
Benihana, Inc.	3,984	64,182
Biglari Holdings, Inc.*	455	175,807
BJ’s Restaurants, Inc.*	9,305	353,590
Bluegreen Corp.*	5,357	26,571
Bob Evans Farms, Inc.	10,984	441,557
Boyd Gaming Corp.*	20,744	149,357
Bravo Brio Restaurant Group, Inc.*	7,259	129,428
Buffalo Wild Wings, Inc.*	7,057	611,419
Caesars Entertainment Corp.*	13,843	157,810
Caribou Coffee Co., Inc.*	7,975	102,957
Carrols Restaurant Group, Inc.*	6,529	38,782
CEC Entertainment, Inc.	7,055	256,590
Cheesecake Factory, Inc.*	20,452	653,646
Churchill Downs, Inc.	4,915	288,953
Cracker Barrel Old Country Store, Inc.	7,294	458,063
Denny’s Corp.*	37,064	164,564
DineEquity, Inc.*	5,792	258,555
Domino’s Pizza, Inc.	22,058	681,813
Einstein Noah Restaurant Group, Inc.	2,577	45,252
Fiesta Restaurant Group, Inc.*	6,134	81,153
Frisch’s Restaurants, Inc.	1,036	29,360
Gaylord Entertainment Co.*	11,863	457,437
Ignite Restaurant Group, Inc.*	2,513	45,510
International Speedway Corp., Class A	10,474	274,209
Interval Leisure Group, Inc.	14,496	275,569
Isle of Capri Casinos, Inc.*	8,810	54,358
Jack in the Box, Inc.*	16,868	470,280
Jamba, Inc.*	27,722	54,335
Krispy Kreme Doughnuts, Inc.*	21,933	140,152
Life Time Fitness, Inc.*	16,289	757,601
Luby’s, Inc.*	7,961	53,339
Marcus Corp.	7,843	107,920
Marriott Vacations Worldwide Corp.*	10,106	313,084
Monarch Casino & Resort, Inc.*	2,935	26,826
Morgans Hotel Group Co.*	7,732	36,340
MTR Gaming Group, Inc.*	8,421	40,000
Multimedia Games Holding Co., Inc.*	10,703	149,842
Nathan’s Famous, Inc.*	930	27,435
Orient-Express Hotels Ltd., Class A*	37,019	309,849
P.F. Chang’s China Bistro, Inc.	8,155	419,738
Papa John’s International, Inc.*	6,769	322,001
Peet’s Coffee & Tea, Inc.*	5,042	302,722
Pinnacle Entertainment, Inc.*	23,332	224,454
Premier Exhibitions, Inc.*	9,692	26,168
Red Lion Hotels Corp.*	4,995	43,207
Red Robin Gourmet Burgers, Inc.*	5,569	169,910
Ruby Tuesday, Inc.*	24,488	166,763
Ruth’s Hospitality Group, Inc.*	13,586	89,668
Scientific Games Corp., Class A*	21,850	186,818
Shuffle Master, Inc.*	20,912	288,586
Six Flags Entertainment Corp.	15,092	817,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Sonic Corp.*	23,314	$233,606
Speedway Motorsports, Inc.	4,152	70,210
Texas Roadhouse, Inc.	23,522	433,510
Town Sports International Holdings, Inc.*	8,792	116,846
Vail Resorts, Inc.	13,725	687,348
WMS Industries, Inc.*	20,951	417,972

		14,219,983

Household Durables (0.6%)
American Greetings Corp., Class A	13,397	195,864
Bassett Furniture Industries, Inc.	4,147	42,756
Beazer Homes USA, Inc.*	38,576	125,372
Blyth, Inc.	3,854	133,194
Cavco Industries, Inc.*	2,554	130,969
CSS Industries, Inc.	3,602	74,021
Ethan Allen Interiors, Inc.	9,034	180,048
Flexsteel Industries, Inc.	1,634	32,321
Helen of Troy Ltd.*	12,090	409,730
Hooker Furniture Corp.	3,968	46,783
Hovnanian Enterprises, Inc., Class A*	38,135	110,592
iRobot Corp.*	10,465	231,800
KB Home	28,894	283,161
La-Z-Boy, Inc.*	19,330	237,566
Libbey, Inc.*	7,533	115,782
Lifetime Brands, Inc.	3,960	49,381
M.D.C. Holdings, Inc.	14,552	475,414
M/I Homes, Inc.*	7,104	123,041
Meritage Homes Corp.*	10,813	366,993
Ryland Group, Inc.	17,032	435,679
Sealy Corp.*	17,626	32,608
Skullcandy, Inc.*	6,183	87,489
Standard Pacific Corp.*	41,665	257,906
Universal Electronics, Inc.*	5,720	75,332
Zagg, Inc.*	9,756	106,438

		4,360,240

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	11,252	39,270
Blue Nile, Inc.*	5,254	156,096
CafePress, Inc.*	1,800	26,784
Geeknet, Inc.*	1,614	31,990
HSN, Inc.	14,343	578,740
Nutrisystem, Inc.	11,175	129,183
Orbitz Worldwide, Inc.*	7,653	27,933
Overstock.com, Inc.*	4,194	28,981
PetMed Express, Inc.	7,833	95,249
Shutterfly, Inc.*	13,624	418,121
U.S. Auto Parts Network, Inc.*	5,391	22,534

		1,554,881

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	4,813	175,963
Black Diamond, Inc.*	8,288	78,322
Brunswick Corp.	33,932	753,969
Callaway Golf Co.	24,241	143,264
JAKKS Pacific, Inc.	9,649	154,480
Johnson Outdoors, Inc., Class A*	2,212	45,567
LeapFrog Enterprises, Inc.*	19,126	196,233

Marine Products Corp.	3,586	$21,803
Smith & Wesson Holding Corp.*	24,659	204,916
Steinway Musical Instruments, Inc.*	2,553	62,549
Sturm Ruger & Co., Inc.	7,285	292,493

		2,129,559

Media (0.8%)
Arbitron, Inc.	10,138	354,830
Beasley Broadcasting Group, Inc., Class A*	1,710	10,072
Belo Corp., Class A	36,195	233,096
Carmike Cinemas, Inc.*	6,698	98,126
Central European Media Enterprises Ltd., Class A*	13,986	71,049
Crown Media Holdings, Inc., Class A*	10,156	17,773
Cumulus Media, Inc., Class A*	21,337	64,224
Daily Journal Corp.*	357	30,623
Dial Global, Inc.*	1,589	5,275
Digital Domain Media Group, Inc.*	3,970	24,852
Digital Generation, Inc.*	10,483	129,675
Entercom Communications Corp., Class A*	9,665	58,183
Entravision Communications Corp., Class A	17,264	20,889
EW Scripps Co., Class A*	10,822	103,999
Fisher Communications, Inc.*	3,312	99,062
Global Sources Ltd.*	7,175	47,355
Harte-Hanks, Inc.	16,608	151,797
Journal Communications, Inc., Class A*	16,669	86,012
Knology, Inc.*	11,947	234,998
LIN TV Corp., Class A*	10,301	31,109
Lions Gate Entertainment Corp.*	32,319	476,382
Live Nation Entertainment, Inc.*	52,927	485,870
Martha Stewart Living Omnimedia, Inc., Class A	9,311	31,657
McClatchy Co., Class A*	23,381	51,438
MDC Partners, Inc., Class A	9,502	107,753
Meredith Corp.	13,888	443,583
National CineMedia, Inc.	21,388	324,456
New York Times Co., Class A*	51,388	400,826
Nexstar Broadcasting Group, Inc., Class A*	3,809	25,673
Outdoor Channel Holdings, Inc.	4,985	36,440
ReachLocal, Inc.*	3,434	37,774
Reading International, Inc., Class A*	6,249	33,807
Rentrak Corp.*	3,780	78,057
Saga Communications, Inc., Class A*	1,443	53,550
Salem Communications Corp., Class A	3,850	21,060
Scholastic Corp.	9,881	278,249
Sinclair Broadcast Group, Inc., Class A	18,816	170,473
Valassis Communications, Inc.*	16,249	353,416
Value Line, Inc.	392	4,661
World Wrestling Entertainment, Inc., Class A	9,708	75,917

		5,364,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	4,463	$34,856
Fred’s, Inc., Class A	13,869	212,057
Gordmans Stores, Inc.*	3,268	53,922
Saks, Inc.*	41,905	446,288
Tuesday Morning Corp.*	15,462	66,332

		813,455

Specialty Retail (2.1%)
Aeropostale, Inc.*	30,911	551,143
America’s Car-Mart, Inc.*	2,940	114,219
ANN, Inc.*	18,574	473,451
Asbury Automotive Group, Inc.*	10,484	248,366
Barnes & Noble, Inc.*	10,889	179,233
bebe stores, Inc.	14,292	83,894
Big 5 Sporting Goods Corp.	6,269	47,394
Body Central Corp.*	6,133	55,197
Brown Shoe Co., Inc.	16,657	215,042
Buckle, Inc.	10,524	416,435
Cabela’s, Inc.*	17,715	669,804
Casual Male Retail Group, Inc.*	15,132	54,929
Cato Corp., Class A	10,343	315,048
Children’s Place Retail Stores, Inc.*	9,180	457,439
Citi Trends, Inc.*	5,761	88,950
Collective Brands, Inc.*	23,113	495,081
Conn’s, Inc.*	6,153	91,064
Cost Plus, Inc.*	7,097	156,134
Destination Maternity Corp.	5,020	108,432
Express, Inc.*	33,971	617,253
Finish Line, Inc., Class A	19,366	404,943
Francesca’s Holdings Corp.*	13,199	356,505
Genesco, Inc.*	9,304	559,636
Group 1 Automotive, Inc.	8,702	396,898
Haverty Furniture Cos., Inc.	7,246	80,938
hhgregg, Inc.*	5,865	66,333
Hibbett Sports, Inc.*	10,022	578,370
Hot Topic, Inc.	15,742	152,540
Jos. A. Bank Clothiers, Inc.*	10,592	449,736
Kirkland’s, Inc.*	5,814	65,408
Lithia Motors, Inc., Class A	8,198	188,964
Lumber Liquidators Holdings, Inc.*	10,468	353,714
MarineMax, Inc.*	7,726	73,474
Mattress Firm Holding Corp.*	4,204	127,423
Men’s Wearhouse, Inc.	19,235	541,273
Monro Muffler Brake, Inc.	11,709	389,207
New York & Co., Inc.*	10,766	37,466
Office Depot, Inc.*	108,670	234,727
OfficeMax, Inc.*	32,570	164,804
Orchard Supply Hardware Stores Corp., Class A*	661	10,992
Penske Automotive Group, Inc.	16,079	341,518
PEP Boys-Manny, Moe & Jack	20,077	198,762
Perfumania Holdings, Inc.*	1,813	15,030
Pier 1 Imports, Inc.	36,616	601,601
RadioShack Corp.	37,963	145,778
Rent-A-Center, Inc.	22,516	759,690
rue21, Inc.*	6,032	152,248
Select Comfort Corp.*	21,538	450,575
Shoe Carnival, Inc.	5,488	117,937
Sonic Automotive, Inc., Class A	15,064	205,925

Stage Stores, Inc.	11,697	$214,289
Stein Mart, Inc.*	10,889	86,568
Systemax, Inc.*	4,149	49,041
Talbots, Inc.*	27,769	69,978
Teavana Holdings, Inc.*	3,337	45,150
Tilly’s, Inc., Class A*	3,461	55,549
Vitamin Shoppe, Inc.*	11,180	614,117
West Marine, Inc.*	6,092	71,581
Wet Seal, Inc., Class A*	34,309	108,416
Winmark Corp.	906	53,046
Zumiez, Inc.*	8,304	328,838

		15,357,496

Textiles, Apparel & Luxury Goods (0.8%)
Cherokee, Inc.	2,971	41,386
Columbia Sportswear Co.	4,560	244,507
Crocs, Inc.*	34,373	555,124
Culp, Inc.	3,276	33,579
Delta Apparel, Inc.*	2,367	32,333
Fifth & Pacific Cos., Inc.*	41,392	444,136
G-III Apparel Group Ltd.*	6,204	146,973
Iconix Brand Group, Inc.*	26,796	468,126
Jones Group, Inc.	31,309	299,314
Kenneth Cole Productions, Inc., Class A*	3,155	47,483
K-Swiss, Inc., Class A*	8,841	27,230
Maidenform Brands, Inc.*	8,832	175,933
Movado Group, Inc.	6,852	171,437
Oxford Industries, Inc.	5,321	237,849
Perry Ellis International, Inc.*	4,701	97,546
Quiksilver, Inc.*	48,749	113,585
R.G. Barry Corp.	2,870	39,003
Skechers U.S.A., Inc., Class A*	14,613	297,667
Steven Madden Ltd.*	14,933	474,123
True Religion Apparel, Inc.	9,666	280,121
Tumi Holdings, Inc.*	8,252	144,410
Unifi, Inc.*	5,303	60,083
Vera Bradley, Inc.*	7,469	157,446
Warnaco Group, Inc.*	15,644	666,122
Wolverine World Wide, Inc.	18,555	719,563

		5,975,079

Total Consumer Discretionary		60,090,716

Consumer Staples (2.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	2,975	359,975
Central European Distribution Corp.*	24,106	68,943
Coca-Cola Bottling Co. Consolidated	1,716	110,305
Craft Brew Alliance, Inc.*	3,708	30,331
National Beverage Corp.*	4,137	61,807

		631,361

Food & Staples Retailing (0.7%)
Andersons, Inc.	6,952	296,572
Arden Group, Inc., Class A	400	34,884
Casey’s General Stores, Inc.	14,460	852,995
Chefs’ Warehouse, Inc.*	4,276	77,182
Harris Teeter Supermarkets, Inc.	16,705	684,738
Ingles Markets, Inc., Class A	4,884	78,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Nash Finch Co.	4,591	$98,615
Pantry, Inc.*	8,741	128,493
Pricesmart, Inc.	6,921	467,237
Rite Aid Corp.*	250,332	350,465
Roundy’s, Inc.	7,404	75,595
Spartan Stores, Inc.	8,443	153,072
SUPERVALU, Inc.	80,785	418,466
Susser Holdings Corp.*	4,242	157,675
United Natural Foods, Inc.*	18,556	1,017,982
Village Super Market, Inc., Class A	3,151	102,659
Weis Markets, Inc.	4,117	183,289

		5,178,209

Food Products (1.0%)
Alico, Inc.	1,209	36,923
Annie’s, Inc.*	1,943	81,334
B&G Foods, Inc.	18,416	489,866
Calavo Growers, Inc.	4,421	113,089
Cal-Maine Foods, Inc.	5,512	215,519
Chiquita Brands International, Inc.*	17,173	85,865
Darling International, Inc.*	44,758	738,059
Diamond Foods, Inc.	8,311	148,268
Dole Food Co., Inc.*	13,684	120,146
Farmer Bros Co.*	2,467	19,637
Fresh Del Monte Produce, Inc.	14,531	341,043
Griffin Land & Nurseries, Inc.	860	24,071
Hain Celestial Group, Inc.*	14,008	771,000
Inventure Foods, Inc.*	4,917	30,977
J&J Snack Foods Corp.	5,612	331,669
John B. Sanfilippo & Son, Inc.*	2,970	53,015
Lancaster Colony Corp.	6,956	495,337
Lifeway Foods, Inc.	1,552	16,094
Limoneira Co.	3,248	52,683
Omega Protein Corp.*	6,875	50,600
Pilgrim’s Pride Corp.*	23,007	164,500
Post Holdings, Inc.*	10,484	322,383
Sanderson Farms, Inc.	8,738	400,375
Seneca Foods Corp., Class A*	3,565	95,899
Smart Balance, Inc.*	22,363	209,989
Snyders-Lance, Inc.	16,792	423,662
Tootsie Roll Industries, Inc.	8,759	208,990
TreeHouse Foods, Inc.*	13,701	853,435
Westway Group, Inc.*	4,379	26,230

		6,920,658

Household Products (0.1%)
Central Garden & Pet Co., Class A*	14,728	160,388
Harbinger Group, Inc.*	15,694	122,256
Oil-Dri Corp. of America	1,677	36,726
Orchids Paper Products Co.	2,070	36,598
Spectrum Brands Holdings, Inc.*	8,767	285,541
WD-40 Co.	5,965	297,117

		938,626

Personal Products (0.2%)
Elizabeth Arden, Inc.*	9,602	372,654
Female Health Co.	6,331	37,163
Inter Parfums, Inc.	6,203	107,126
Medifast, Inc.*	5,289	104,087

Nature’s Sunshine Products, Inc.	4,251	$64,190
Nutraceutical International Corp.*	3,186	48,586
Prestige Brands Holdings, Inc.*	18,822	297,576
Revlon, Inc., Class A*	4,161	59,211
Schiff Nutrition International, Inc.*	5,246	94,166
Synutra International, Inc.*	5,896	31,838
USANA Health Sciences, Inc.*	2,246	92,356

		1,308,953

Tobacco (0.2%)
Alliance One International, Inc.*	32,709	113,173
Star Scientific, Inc.*	55,094	251,229
Universal Corp.	8,836	409,372
Vector Group Ltd.	20,062	341,455

		1,115,229

Total Consumer Staples		16,093,036

Energy (3.6%)
Energy Equipment & Services (1.1%)
Basic Energy Services, Inc.*	11,853	122,323
Bolt Technology Corp.	3,182	47,762
Bristow Group, Inc.	13,544	550,835
C&J Energy Services, Inc.*	16,997	314,445
Cal Dive International, Inc.*	36,067	104,594
Dawson Geophysical Co.*	3,120	74,318
Dril-Quip, Inc.*	15,265	1,001,231
Exterran Holdings, Inc.*	24,832	316,608
Forbes Energy Services Ltd.*	5,356	25,173
Forum Energy Technologies, Inc.*	8,469	166,755
Global Geophysical Services, Inc.*	7,824	47,883
Gulf Island Fabrication, Inc.	5,337	150,557
Gulfmark Offshore, Inc., Class A*	10,192	346,936
Heckmann Corp.*	51,199	173,053
Helix Energy Solutions Group, Inc.*	40,203	659,731
Hercules Offshore, Inc.*	60,114	212,804
Hornbeck Offshore Services, Inc.*	13,439	521,164
ION Geophysical Corp.*	50,808	334,825
Key Energy Services, Inc.*	57,417	436,369
Lufkin Industries, Inc.	12,748	692,471
Matrix Service Co.*	9,915	112,535
Mitcham Industries, Inc.*	4,736	80,370
Natural Gas Services Group, Inc.*	4,954	73,418
Newpark Resources, Inc.*	33,745	199,096
OYO Geospace Corp.*	2,415	217,326
Parker Drilling Co.*	43,640	196,816
PHI, Inc. (Non-Voting)*	4,859	135,129
Pioneer Drilling Co.*	23,134	184,378
RigNet, Inc.*	4,593	79,872
Tesco Corp.*	11,309	135,708
TETRA Technologies, Inc.*	28,847	205,679
TGC Industries, Inc.*	5,500	53,405
Union Drilling, Inc.*	5,259	23,560
Vantage Drilling Co.*	73,120	109,680
Willbros Group, Inc.*	15,320	98,967

		8,205,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (2.5%)
Abraxas Petroleum Corp.*	31,516	$100,536
Adams Resources & Energy, Inc.	796	33,368
Alon USA Energy, Inc.	3,902	33,011
Amyris, Inc.*	11,404	50,520
Apco Oil and Gas International, Inc.	3,380	61,009
Approach Resources, Inc.*	10,999	280,914
Arch Coal, Inc.	80,786	556,616
ATP Oil & Gas Corp.*	16,856	56,973
Berry Petroleum Co., Class A	19,905	789,432
Bill Barrett Corp.*	18,377	393,635
Bonanza Creek Energy, Inc.*	3,893	64,741
BPZ Resources, Inc.*	38,390	97,127
Callon Petroleum Co.*	15,283	65,106
Carrizo Oil & Gas, Inc.*	15,109	355,213
Ceres, Inc.*	2,147	19,430
Clayton Williams Energy, Inc.*	2,199	106,388
Clean Energy Fuels Corp.*	25,181	390,305
Cloud Peak Energy, Inc.*	23,461	396,725
Comstock Resources, Inc.*	18,524	304,164
Contango Oil & Gas Co.*	4,880	288,896
CREDO Petroleum Corp.*	2,589	37,463
Crimson Exploration, Inc.*	7,736	35,508
Crosstex Energy, Inc.	15,300	214,200
CVR Energy, Inc.*	6,620	175,960
Delek U.S. Holdings, Inc.	6,537	114,986
Endeavour International Corp.*	13,917	116,903
Energy Partners Ltd.*	10,258	173,360
Energy XXI Bermuda Ltd.	29,945	936,979
Evolution Petroleum Corp.*	6,427	53,601
Forest Oil Corp.*	44,891	329,051
Frontline Ltd.	19,576	89,267
FX Energy, Inc.*	19,722	117,346
GasLog Ltd.*	9,105	92,416
Gastar Exploration Ltd.*	20,403	39,378
GeoResources, Inc.*	8,044	294,491
Gevo, Inc.*	7,992	39,720
Goodrich Petroleum Corp.*	9,730	134,858
Green Plains Renewable Energy, Inc.*	9,466	59,068
Gulfport Energy Corp.*	21,151	436,345
Halcon Resources Corp.*	26,711	252,152
Hallador Energy Co.	2,656	22,523
Harvest Natural Resources, Inc.*	14,129	120,803
Isramco, Inc.*	348	38,280
KiOR, Inc., Class A*	9,987	89,384
Knightsbridge Tankers Ltd.	9,734	79,235
Kodiak Oil & Gas Corp.*	100,239	822,962
Magnum Hunter Resources Corp.*	56,214	234,974
Matador Resources Co.*	5,596	60,101
McMoRan Exploration Co.*	38,614	489,239
Midstates Petroleum Co., Inc.*	9,281	90,118
Miller Energy Resources, Inc.*	10,442	52,210
Nordic American Tankers Ltd.	19,858	269,473
Northern Oil and Gas, Inc.*	24,246	386,481
Oasis Petroleum, Inc.*	30,416	735,459
Overseas Shipholding Group, Inc.	9,231	102,556
Panhandle Oil and Gas, Inc., Class A	2,408	72,577

Patriot Coal Corp.*	34,424	$41,997
PDC Energy, Inc.*	11,399	279,503
Penn Virginia Corp.	17,882	131,254
PetroQuest Energy, Inc.*	21,062	105,310
Quicksilver Resources, Inc.*	45,068	244,269
Renewable Energy Group, Inc.*	2,458	18,263
Rentech, Inc.*	65,701	135,344
Resolute Energy Corp.*	18,502	177,064
REX American Resources Corp.*	2,430	47,434
Rex Energy Corp.*	16,524	185,234
Rosetta Resources, Inc.*	20,101	736,501
Sanchez Energy Corp.*	4,452	92,602
Saratoga Resources, Inc.*	6,858	40,325
Scorpio Tankers, Inc.*	14,384	91,914
SemGroup Corp., Class A*	15,986	510,433
Ship Finance International Ltd.	17,463	272,947
Solazyme, Inc.*	12,523	174,070
Stone Energy Corp.*	18,862	477,963
Swift Energy Co.*	16,476	306,618
Synergy Resources Corp.*	14,909	45,920
Targa Resources Corp.	10,985	469,059
Teekay Tankers Ltd., Class A	24,157	110,156
Triangle Petroleum Corp.*	16,273	90,803
Uranerz Energy Corp.*	22,828	33,101
Uranium Energy Corp.*	33,811	77,427
VAALCO Energy, Inc.*	22,034	190,153
Venoco, Inc.*	11,086	110,971
Voyager Oil & Gas, Inc.*	16,064	28,273
W&T Offshore, Inc.	12,941	197,997
Warren Resources, Inc.*	27,775	66,660
Western Refining, Inc.	21,958	489,005
Westmoreland Coal Co.*	4,379	35,251
ZaZa Energy Corp.*	9,312	42,090

		17,909,447

Total Energy		26,115,223

Financials (12.9%)
Capital Markets (1.4%)
Apollo Investment Corp.	77,200	592,896
Arlington Asset Investment Corp., Class A	3,181	69,059
Artio Global Investors, Inc.	11,181	39,133
BGC Partners, Inc., Class A	37,511	220,190
BlackRock Kelso Capital Corp.	21,649	211,294
Calamos Asset Management, Inc., Class A	7,338	84,020
Capital Southwest Corp.	1,107	113,844
CIFC Corp.*	2,523	18,594
Cohen & Steers, Inc.	7,030	242,605
Cowen Group, Inc., Class A*	33,151	88,182
Diamond Hill Investment Group, Inc.	992	77,664
Duff & Phelps Corp., Class A	12,165	176,392
Edelman Financial Group, Inc.	7,791	67,782
Epoch Holding Corp.	6,037	137,523
Evercore Partners, Inc., Class A	10,939	255,863
FBR & Co.*	15,154	41,977
Fidus Investment Corp.	3,641	55,234
Fifth Street Finance Corp.	31,309	312,464
Financial Engines, Inc.*	17,683	379,300
FXCM, Inc., Class A	7,977	93,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

GAMCO Investors, Inc., Class A	2,543	$112,884
GFI Group, Inc.	27,503	97,911
Gladstone Capital Corp.	7,578	59,790
Gladstone Investment Corp.	9,033	66,754
Golub Capital BDC, Inc.	5,730	86,466
Greenhill & Co., Inc.	11,093	395,465
GSV Capital Corp.*	7,447	69,257
Harris & Harris Group, Inc.*	10,743	40,823
Hercules Technology Growth Capital, Inc.	19,374	219,701
HFF, Inc., Class A*	12,423	173,177
Horizon Technology Finance Corp.	2,442	40,269
ICG Group, Inc.*	13,952	129,056
INTL FCStone, Inc.*	5,090	98,491
Investment Technology Group, Inc.*	15,010	138,092
JMP Group, Inc.	5,341	33,007
KBW, Inc.	13,239	217,782
Knight Capital Group, Inc., Class A*	37,721	450,389
Kohlberg Capital Corp.	8,500	61,710
Ladenburg Thalmann Financial Services, Inc.*	42,786	65,890
Main Street Capital Corp.	9,242	223,656
Manning & Napier, Inc.	5,244	74,622
MCG Capital Corp.	29,397	135,226
Medallion Financial Corp.	7,111	75,519
Medley Capital Corp.	6,841	82,366
MVC Capital, Inc.	9,109	117,962
New Mountain Finance Corp.	3,393	48,147
NGP Capital Resources Co.	7,833	55,458
Oppenheimer Holdings, Inc., Class A	3,669	57,677
PennantPark Investment Corp.	21,724	224,843
Piper Jaffray Cos., Inc.*	6,050	141,751
Prospect Capital Corp.	46,726	532,209
Pzena Investment Management, Inc., Class A	2,942	13,033
Safeguard Scientifics, Inc.*	7,856	121,611
Solar Capital Ltd.	14,230	316,760
Solar Senior Capital Ltd.	3,611	61,026
Stifel Financial Corp.*	20,474	632,647
SWS Group, Inc.*	11,553	61,577
TCP Capital Corp.	2,251	32,549
THL Credit, Inc.	4,736	63,794
TICC Capital Corp.	14,370	139,389
Triangle Capital Corp.	10,687	243,450
Virtus Investment Partners, Inc.*	2,304	186,624
Walter Investment Management Corp.	10,948	256,621
Westwood Holdings Group, Inc.	2,674	99,633
WisdomTree Investments, Inc.*	22,129	145,388

		9,978,278

Commercial Banks (4.0%)
1st Source Corp.	5,740	129,724
1st United Bancorp, Inc./Florida*	11,008	68,360
Access National Corp.	2,711	35,514
Alliance Financial Corp./New York	1,733	59,511

American National Bankshares, Inc.	2,931	$69,054
Ameris Bancorp*	9,047	113,992
Ames National Corp.	3,325	76,442
Arrow Financial Corp.	4,004	96,777
BancFirst Corp.	2,619	109,762
Banco Latinoamericano de Comercio Exterior S.A., Class E	10,958	234,830
Bancorp, Inc./Delaware*	11,169	105,547
BancorpSouth, Inc.	36,137	524,709
Bank of Kentucky Financial Corp.	2,441	65,028
Bank of Marin Bancorp/California	2,146	79,423
Bank of the Ozarks, Inc.	11,135	334,941
Banner Corp.	7,159	156,854
Bar Harbor Bankshares	1,460	52,560
BBCN Bancorp, Inc.*	29,726	323,716
Berkshire Bancorp, Inc./New York*	1,561	13,737
Boston Private Financial Holdings, Inc.	30,106	268,847
Bridge Bancorp, Inc.	3,290	77,611
Bridge Capital Holdings*	3,791	61,225
Bryn Mawr Bank Corp.	4,468	94,141
BSB Bancorp, Inc./Massachusetts*	3,137	39,997
C&F Financial Corp.	1,205	48,393
Camden National Corp.	3,019	110,556
Capital Bank Corp.*	4,572	10,424
Capital City Bank Group, Inc.	4,062	29,937
Cardinal Financial Corp.	10,944	134,392
Cascade Bancorp*	2,039	12,091
Cathay General Bancorp	30,121	497,298
Center Bancorp, Inc.	4,209	47,351
Centerstate Banks, Inc.	11,469	82,003
Central Pacific Financial Corp.*	8,203	115,826
Century Bancorp, Inc./Massachusetts, Class A	1,257	37,371
Chemical Financial Corp.	10,305	221,558
Citizens & Northern Corp.	4,817	91,764
Citizens Republic Bancorp, Inc.*	15,165	259,776
City Holding Co.	5,766	194,257
CNB Financial Corp./Pennsylvania	4,834	78,843
CoBiz Financial, Inc.	13,145	82,288
Columbia Banking System, Inc.	15,341	288,718
Community Bank System, Inc.	15,109	409,756
Community Trust Bancorp, Inc.	5,539	185,501
Crescent Financial Bancshares, Inc.*	1,670	7,548
CVB Financial Corp.	33,417	389,308
Eagle Bancorp, Inc.*	6,442	101,461
Encore Bancshares, Inc.*	3,681	75,939
Enterprise Bancorp, Inc./Massachusetts	2,134	34,976
Enterprise Financial Services Corp.	6,826	74,813
F.N.B. Corp./Pennsylvania	53,199	578,273
Farmers National Banc Corp.	6,844	42,638
Fidelity Southern Corp.	3,521	30,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Financial Institutions, Inc.	5,464	$92,232
First Bancorp, Inc./Maine	3,265	55,505
First Bancorp/North Carolina	6,123	54,433
First BanCorp/Puerto Rico*	26,254	103,966
First Busey Corp.	29,182	140,949
First California Financial Group, Inc.*	8,548	58,810
First Commonwealth Financial Corp.	39,514	265,929
First Community Bancshares, Inc./Virginia	6,070	87,590
First Connecticut Bancorp, Inc./Connecticut	6,984	94,284
First Financial Bancorp	22,505	359,630
First Financial Bankshares, Inc.	12,094	417,969
First Financial Corp./Indiana	4,222	122,438
First Interstate Bancsystem, Inc.	6,352	90,452
First Merchants Corp.	10,940	136,312
First Midwest Bancorp, Inc./Illinois	29,039	318,848
First of Long Island Corp.	2,936	85,056
FirstMerit Corp.	41,754	689,776
FNB United Corp.*	3,699	48,050
German American Bancorp, Inc.	4,929	101,044
Glacier Bancorp, Inc.	27,687	428,872
Great Southern Bancorp, Inc.	3,980	109,768
Green Bankshares, Inc.*	5,748	9,542
Guaranty Bancorp*	27,952	58,979
Hancock Holding Co.	29,040	883,978
Hanmi Financial Corp.*	12,024	126,012
Heartland Financial USA, Inc.	5,752	138,048
Heritage Commerce Corp.*	7,191	46,742
Heritage Financial Corp./Washington	6,153	90,141
Heritage Oaks Bancorp*	7,444	41,463
Home BancShares, Inc./Arkansas	8,402	256,933
Horizon Bancorp/Indiana	1,388	36,504
Hudson Valley Holding Corp.	6,027	109,089
IBERIABANK Corp.	11,309	570,539
Independent Bank Corp./Massachusetts	8,425	246,094
International Bancshares Corp.	20,316	396,568
Investors Bancorp, Inc.*	17,376	262,204
Lakeland Bancorp, Inc.	10,207	107,378
Lakeland Financial Corp.	6,485	173,993
MainSource Financial Group, Inc.	7,708	91,186
MB Financial, Inc.	20,957	451,414
Mercantile Bank Corp.*	3,219	59,391
Merchants Bancshares, Inc.	2,065	56,891
Metro Bancorp, Inc.*	5,695	68,511
MetroCorp Bancshares, Inc.*	5,972	63,721
Middleburg Financial Corp.	1,974	33,558
MidSouth Bancorp, Inc.	3,327	46,844
MidWestOne Financial Group, Inc.	2,518	54,137
National Bankshares, Inc./Virginia	2,807	84,547
National Penn Bancshares, Inc.	47,399	453,608
NBT Bancorp, Inc.	12,963	279,871
Northrim BanCorp, Inc.	2,405	51,683
Old National Bancorp/Indiana	36,327	436,287

OmniAmerican Bancorp, Inc.*	4,299	$92,128
Oriental Financial Group, Inc.	15,467	171,374
Pacific Capital Bancorp*	1,569	71,750
Pacific Continental Corp.	7,343	65,132
Pacific Mercantile Bancorp*	3,905	26,984
PacWest Bancorp	11,349	268,631
Park National Corp.	4,389	306,133
Park Sterling Corp.*	13,401	63,119
Penns Woods Bancorp, Inc.	1,601	63,736
Peoples Bancorp, Inc./Ohio	4,206	92,448
Pinnacle Financial Partners, Inc.*	13,436	262,136
Preferred Bank/California*	4,419	59,038
PrivateBancorp, Inc.	23,205	342,506
Prosperity Bancshares, Inc.	18,079	759,860
Renasant Corp.	9,524	149,622
Republic Bancorp, Inc./Kentucky, Class A	3,881	86,352
S&T Bancorp, Inc.	11,129	205,553
Sandy Spring Bancorp, Inc.	9,096	163,728
SCBT Financial Corp.	5,873	207,023
Seacoast Banking Corp. of Florida*	24,691	37,283
Sierra Bancorp	4,265	42,224
Simmons First National Corp., Class A	6,576	152,892
Southside Bancshares, Inc.	6,549	147,222
Southwest Bancorp, Inc./Oklahoma*	7,773	73,144
State Bank Financial Corp.*	12,048	182,648
StellarOne Corp.	8,781	109,587
Sterling Bancorp/New York	12,051	120,269
Sterling Financial Corp./Washington*	10,131	191,375
Suffolk Bancorp*	3,781	49,040
Sun Bancorp, Inc./New Jersey*	13,257	35,794
Susquehanna Bancshares, Inc.	71,379	735,204
SY Bancorp, Inc.	4,677	112,014
Taylor Capital Group, Inc.*	6,533	107,076
Texas Capital Bancshares, Inc.*	14,460	584,039
Tompkins Financial Corp.	3,716	140,019
TowneBank/Virginia	10,281	143,934
Trico Bancshares	6,071	93,493
Trustmark Corp.	24,655	603,554
UMB Financial Corp.	12,280	629,104
Umpqua Holdings Corp.	42,929	564,946
Union First Market Bankshares Corp.	7,743	111,886
United Bankshares, Inc./West Virginia	10,445	270,317
United Community Banks, Inc./Georgia*	15,799	135,397
Univest Corp. of Pennsylvania	6,610	109,263
Virginia Commerce Bancorp, Inc.*	10,491	88,439
Washington Banking Co.	6,061	84,248
Washington Trust Bancorp, Inc.	5,416	132,042
Webster Financial Corp.	27,471	595,022
WesBanco, Inc.	9,197	195,528
West Bancorp, Inc.	6,350	60,389
West Coast Bancorp/Oregon*	4,651	91,392
Westamerica Bancorp	10,627	501,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Western Alliance Bancorp*	26,188	$245,120
Wilshire Bancorp, Inc.*	23,434	128,418
Wintrust Financial Corp.	13,815	490,433

		28,665,047

Consumer Finance (0.4%)
Cash America International, Inc.	11,296	497,476
Credit Acceptance Corp.*	3,007	253,881
DFC Global Corp.*	16,951	312,407
EZCORP, Inc., Class A*	18,263	428,450
First Cash Financial Services, Inc.*	11,066	444,521
First Marblehead Corp.*	21,334	24,961
Green Dot Corp., Class A*	9,186	203,194
Nelnet, Inc., Class A	9,163	210,749
Netspend Holdings, Inc.*	11,839	108,800
Nicholas Financial, Inc.	3,574	45,819
Regional Management Corp.*	1,908	31,387
World Acceptance Corp.*	4,211	277,084

		2,838,729

Diversified Financial Services (0.2%)
California First National Bancorp	690	10,826
FX Alliance, Inc.*	2,041	32,064
Gain Capital Holdings, Inc.	5,582	27,854
MarketAxess Holdings, Inc.	13,870	369,497
Marlin Business Services Corp.	2,868	47,007
MicroFinancial, Inc.	3,056	24,754
NewStar Financial, Inc.*	10,346	134,084
PHH Corp.*	21,714	379,561
PICO Holdings, Inc.*	8,659	194,048
Resource America, Inc., Class A	4,269	27,236

		1,246,931

Insurance (1.4%)
Alterra Capital Holdings Ltd.	32,676	762,985
American Equity Investment Life Holding Co.	23,217	255,619
American Safety Insurance Holdings Ltd.*	3,695	69,281
AMERISAFE, Inc.*	7,028	182,377
Amtrust Financial Services, Inc.	9,434	280,284
Argo Group International Holdings Ltd.	9,909	290,036
Baldwin & Lyons, Inc., Class B	3,672	85,337
Citizens, Inc./Texas*	15,301	149,185
CNO Financial Group, Inc.	80,544	628,243
Crawford & Co., Class B	10,544	43,125
Donegal Group, Inc., Class A	3,108	41,274
Eastern Insurance Holdings, Inc.	2,546	43,282
eHealth, Inc.*	7,644	123,145
EMC Insurance Group, Inc.	1,907	38,521
Employers Holdings, Inc.	1,423	25,671
Enstar Group Ltd.*	3,233	319,873
FBL Financial Group, Inc., Class A	3,861	108,147
First American Financial Corp.	40,505	686,965
Flagstone Reinsurance Holdings S.A.	20,280	162,443
Fortegra Financial Corp.*	3,116	24,928
Global Indemnity plc*	4,487	90,862

Greenlight Capital Reinsurance Ltd., Class A*	10,695	$271,867
Hallmark Financial Services*	5,851	45,638
Hilltop Holdings, Inc.*	15,602	160,857
Homeowners Choice, Inc.	2,860	50,336
Horace Mann Educators Corp.	15,027	262,672
Independence Holding Co.	2,803	27,609
Infinity Property & Casualty Corp.	4,560	262,975
Investors Title Co.	475	27,042
Kansas City Life Insurance Co.	1,482	52,152
Maiden Holdings Ltd.	19,312	167,628
Meadowbrook Insurance Group, Inc.	19,579	172,099
Montpelier Reinsurance Holdings Ltd.	19,333	411,600
National Financial Partners Corp.*	15,535	208,169
National Interstate Corp.	2,553	67,884
National Western Life Insurance Co., Class A	845	119,922
Navigators Group, Inc.*	3,973	198,849
OneBeacon Insurance Group Ltd., Class A	8,690	113,144
Phoenix Cos., Inc.*	45,252	83,716
Platinum Underwriters Holdings Ltd.	13,383	509,892
Presidential Life Corp.	8,268	81,274
Primerica, Inc.	17,868	477,612
RLI Corp.	8,181	557,944
Safety Insurance Group, Inc.	4,887	198,608
SeaBright Holdings, Inc.	8,204	72,934
Selective Insurance Group, Inc.	21,030	366,132
State Auto Financial Corp.	5,967	83,836
Stewart Information Services Corp.	7,000	107,450
Symetra Financial Corp.	29,353	370,435
Tower Group, Inc.	13,474	281,202
United Fire Group, Inc.	7,745	165,201
Universal Insurance Holdings, Inc.	7,415	25,285

		10,413,547

Real Estate Investment Trusts (REITs) (4.5%)
Acadia Realty Trust (REIT)	17,491	405,441
AG Mortgage Investment Trust, Inc. (REIT)	6,450	138,611
Agree Realty Corp. (REIT)	4,815	106,556
Alexander’s, Inc. (REIT)	848	365,581
American Assets Trust, Inc. (REIT)	13,237	320,997
American Capital Mortgage Investment Corp. (REIT)	14,285	341,126
American Realty Capital Trust, Inc. (REIT)	61,185	668,140
Anworth Mortgage Asset Corp. (REIT)	55,512	391,360
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,244	132,481
Apollo Residential Mortgage, Inc. (REIT)	9,512	183,391

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Ares Commercial Real Estate Corp. (REIT)	2,994	$52,335
ARMOUR Residential REIT, Inc. (REIT)	70,523	501,419
Ashford Hospitality Trust, Inc. (REIT)	21,281	179,399
Associated Estates Realty Corp. (REIT)	16,771	250,726
Campus Crest Communities, Inc. (REIT)	11,498	119,464
CapLease, Inc. (REIT)	27,272	113,179
Capstead Mortgage Corp. (REIT)	37,582	522,766
Cedar Realty Trust, Inc. (REIT)	24,176	122,089
Chatham Lodging Trust (REIT)	6,032	86,137
Chesapeake Lodging Trust (REIT)	13,146	226,374
Colonial Properties Trust (REIT)	33,907	750,701
Colony Financial, Inc. (REIT)	13,854	239,674
Coresite Realty Corp. (REIT)	7,775	200,751
Cousins Properties, Inc. (REIT)	35,281	273,428
CreXus Investment Corp. (REIT)	27,486	279,533
CubeSmart (REIT)	47,463	553,893
CYS Investments, Inc. (REIT)	46,665	642,577
DCT Industrial Trust, Inc. (REIT)	95,928	604,346
DiamondRock Hospitality Co. (REIT)	64,672	659,654
DuPont Fabros Technology, Inc. (REIT)	23,602	674,073
Dynex Capital, Inc. (REIT)	23,211	240,930
EastGroup Properties, Inc. (REIT)	11,283	601,384
Education Realty Trust, Inc. (REIT)	36,947	409,373
Entertainment Properties Trust (REIT)	18,172	747,051
Equity One, Inc. (REIT)	21,744	460,973
Excel Trust, Inc. (REIT)	13,887	166,089
FelCor Lodging Trust, Inc. (REIT)*	47,423	222,888
First Industrial Realty Trust, Inc. (REIT)*	34,205	431,667
First Potomac Realty Trust (REIT)	20,334	239,331
Franklin Street Properties Corp. (REIT)	28,795	304,651
Getty Realty Corp. (REIT)	10,220	195,713
Gladstone Commercial Corp. (REIT)	4,910	81,801
Glimcher Realty Trust (REIT)	53,899	550,848
Government Properties Income Trust (REIT)	15,233	344,570
Gramercy Capital Corp./New York (REIT)*	18,673	46,683
Gyrodyne Co. of America, Inc. (REIT)*	496	56,698
Healthcare Realty Trust, Inc. (REIT)	30,377	724,188
Hersha Hospitality Trust (REIT)	66,292	350,022
Highwoods Properties, Inc. (REIT)	22,958	772,537
Hudson Pacific Properties, Inc. (REIT)	14,483	252,149

Inland Real Estate Corp. (REIT)	30,359	$254,408
Invesco Mortgage Capital, Inc. (REIT)	45,156	828,161
Investors Real Estate Trust (REIT)	35,265	278,594
iStar Financial, Inc. (REIT)*	32,756	211,276
Kite Realty Group Trust (REIT)	22,289	111,222
LaSalle Hotel Properties (REIT)	32,842	957,016
Lexington Realty Trust (REIT)	45,759	387,579
LTC Properties, Inc. (REIT)	12,151	440,838
Medical Properties Trust, Inc. (REIT)	53,285	512,602
Mission West Properties, Inc. (REIT)	7,746	66,771
Monmouth Real Estate Investment Corp. (REIT), Class A	16,767	196,509
National Health Investors, Inc. (REIT)	9,702	494,026
New York Mortgage Trust, Inc. (REIT)	7,630	53,868
NorthStar Realty Finance Corp. (REIT)	52,499	274,045
Omega Healthcare Investors, Inc. (REIT)	41,287	928,957
One Liberty Properties, Inc. (REIT)	4,784	90,083
Parkway Properties, Inc./Maryland (REIT)	6,745	77,163
Pebblebrook Hotel Trust (REIT)	20,403	475,594
Pennsylvania Real Estate Investment Trust (REIT)	21,790	326,414
PennyMac Mortgage Investment Trust (REIT)	8,208	161,944
Potlatch Corp. (REIT)	15,939	509,092
PS Business Parks, Inc. (REIT)	7,334	496,658
RAIT Financial Trust (REIT)	19,418	89,711
Ramco-Gershenson Properties Trust (REIT)	18,032	226,662
Redwood Trust, Inc. (REIT)	31,160	388,877
Resource Capital Corp. (REIT)	34,225	182,419
Retail Opportunity Investments Corp. (REIT)	19,323	233,035
RLJ Lodging Trust (REIT)	41,117	745,451
Rouse Properties, Inc. (REIT)*	8,849	119,904
Sabra Health Care REIT, Inc. (REIT)	14,283	244,382
Saul Centers, Inc. (REIT)	3,321	142,371
Select Income REIT (REIT)*	4,022	95,563
Sovran Self Storage, Inc. (REIT)	11,343	568,171
STAG Industrial, Inc. (REIT)	9,698	141,397
Strategic Hotels & Resorts, Inc. (REIT)*	69,563	449,377
Summit Hotel Properties, Inc. (REIT)	11,857	99,243
Sun Communities, Inc. (REIT)	10,504	464,697
Sunstone Hotel Investors, Inc. (REIT)*	45,813	503,485
Terreno Realty Corp. (REIT)	5,757	86,988
Two Harbors Investment Corp. (REIT)	84,979	880,382
UMH Properties, Inc. (REIT)	5,692	61,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Universal Health Realty Income Trust (REIT)	3,512	$145,853
Urstadt Biddle Properties, Inc. (REIT), Class A	8,684	171,683
Washington Real Estate Investment Trust (REIT)	26,027	740,468
Western Asset Mortgage Capital Corp. (REIT)*	3,368	65,642
Whitestone REIT (REIT), Class B	4,883	67,434
Winthrop Realty Trust (REIT)	11,614	141,226

		32,494,064

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	3,839	55,973
Consolidated-Tomoka Land Co.	1,667	47,976
Forestar Group, Inc.*	13,292	170,271
Kennedy-Wilson Holdings, Inc.	13,237	185,450
Tejon Ranch Co.*	4,994	142,928
Thomas Properties Group, Inc.	11,955	65,035
Zillow, Inc., Class A*	1,237	47,785

		715,418

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	33,716	330,417
Bank Mutual Corp.	18,410	81,188
BankFinancial Corp.	7,084	53,343
Beneficial Mutual Bancorp, Inc.*	12,596	108,703
Berkshire Hills Bancorp, Inc.	8,465	186,230
BofI Holding, Inc.*	3,887	76,807
Brookline Bancorp, Inc.	26,662	235,959
Cape Bancorp, Inc.*	3,864	32,110
Charter Financial Corp./Georgia	2,050	19,885
Clifton Savings Bancorp, Inc.	3,129	32,573
Dime Community Bancshares, Inc.	12,329	163,852
Doral Financial Corp.*	48,282	72,423
ESB Financial Corp.	4,082	53,882
ESSA Bancorp, Inc.	3,531	38,135
EverBank Financial Corp.*	8,651	94,036
Farmer Mac, Class C	3,886	101,930
First Defiance Financial Corp.	3,890	66,597
First Federal Bancshares of Arkansas, Inc.*	1,292	10,465
First Financial Holdings, Inc.	6,529	69,991
First Financial Northwest, Inc.*	5,790	47,015
First PacTrust Bancorp, Inc.	4,207	49,895
Flushing Financial Corp.	11,795	160,766
Fox Chase Bancorp, Inc.	4,961	71,637
Franklin Financial Corp./Virginia*	5,359	88,156
Heritage Financial Group, Inc.	3,165	40,734
Hingham Institution for Savings	459	27,756
Home Bancorp, Inc.*	2,642	45,257
Home Federal Bancorp, Inc./Idaho	5,330	55,965
Home Loan Servicing Solutions Ltd.	5,294	70,940
HomeStreet, Inc.*	1,709	54,671
Kaiser Federal Financial Group, Inc.	3,286	48,567
Kearny Financial Corp.	5,590	54,167

Meridian Interstate Bancorp, Inc.*	3,095	$43,082
MGIC Investment Corp.*	70,934	204,290
NASB Financial, Inc.*	1,528	30,331
Nationstar Mortgage Holdings, Inc.*	7,349	158,150
Northfield Bancorp, Inc./New Jersey	5,984	85,033
Northwest Bancshares, Inc.	37,247	436,162
OceanFirst Financial Corp.	5,709	81,981
Ocwen Financial Corp.*	40,884	767,802
Oritani Financial Corp.	17,148	246,760
Peoples Federal Bancshares, Inc.*	2,269	37,892
Provident Financial Holdings, Inc.	3,613	41,658
Provident Financial Services, Inc.	23,265	357,118
Provident New York Bancorp	13,092	99,368
Radian Group, Inc.	50,383	165,760
Rockville Financial, Inc.	11,050	127,848
Roma Financial Corp.	2,835	24,154
SI Financial Group, Inc.	3,959	45,528
Territorial Bancorp, Inc.	4,328	98,549
Tree.com, Inc.*	2,126	24,321
TrustCo Bank Corp./New York	35,165	192,001
United Financial Bancorp, Inc.	6,170	88,725
ViewPoint Financial Group, Inc.	13,136	205,447
Walker & Dunlop, Inc.*	4,558	58,570
Waterstone Financial, Inc.*	2,657	10,097
Westfield Financial, Inc.	9,985	72,890
WSFS Financial Corp.	2,886	116,623

		6,464,192

Total Financials		92,816,206

Health Care (8.2%)
Biotechnology (2.4%)
Achillion Pharmaceuticals, Inc.*	20,054	124,335
Acorda Therapeutics, Inc.*	15,249	359,266
Aegerion Pharmaceuticals, Inc.*	8,119	120,486
Affymax, Inc.*	14,063	181,131
Agenus, Inc.*	8,476	44,414
Alkermes plc*	46,402	787,442
Allos Therapeutics, Inc.*	31,708	56,757
Alnylam Pharmaceuticals, Inc.*	17,757	207,224
AMAG Pharmaceuticals, Inc.*	8,025	123,585
Amicus Therapeutics, Inc.*	11,312	62,216
Anacor Pharmaceuticals, Inc.*	6,148	39,901
Arena Pharmaceuticals, Inc.*	74,798	746,484
ArQule, Inc.*	21,583	127,987
Array BioPharma, Inc.*	35,010	121,485
Astex Pharmaceuticals*	34,863	72,864
AVEO Pharmaceuticals, Inc.*	14,718	178,971
BioCryst Pharmaceuticals, Inc.*	18,421	73,316
Biospecifics Technologies Corp.*	1,436	26,968
Biotime, Inc.*	11,415	52,509
Celldex Therapeutics, Inc.*	21,675	112,493
Cepheid, Inc.*	24,913	1,114,857
ChemoCentryx, Inc.*	1,767	26,505
Clovis Oncology, Inc.*	5,220	113,170
Codexis, Inc.*	11,005	41,159
Coronado Biosciences, Inc.*	4,964	25,068
Cubist Pharmaceuticals, Inc.*	24,038	911,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Curis, Inc.*	30,633	$165,418
Cytori Therapeutics, Inc.*	22,036	59,497
Dendreon Corp.*	58,422	432,323
Discovery Laboratories, Inc.*	16,454	38,173
DUSA Pharmaceuticals, Inc.*	8,334	43,504
Dyax Corp.*	38,922	82,904
Dynavax Technologies Corp.*	65,906	284,714
Emergent Biosolutions, Inc.*	9,904	150,046
Enzon Pharmaceuticals, Inc.*	15,996	109,893
Exact Sciences Corp.*	22,066	236,548
Exelixis, Inc.*	55,860	308,906
Genomic Health, Inc.*	6,077	202,972
Geron Corp.*	50,396	86,681
GTx, Inc.*	8,044	28,395
Halozyme Therapeutics, Inc.*	34,397	304,757
Horizon Pharma, Inc.*	7,854	55,999
Idenix Pharmaceuticals, Inc.*	28,242	290,893
ImmunoCellular Therapeutics Ltd.*	14,923	55,961
Immunogen, Inc.*	29,265	491,067
Immunomedics, Inc.*	25,200	89,964
Infinity Pharmaceuticals, Inc.*	7,182	97,388
InterMune, Inc.*	24,802	296,384
Ironwood Pharmaceuticals, Inc.*	28,456	392,124
Isis Pharmaceuticals, Inc.*	38,355	460,260
Keryx Biopharmaceuticals, Inc.*	29,578	53,240
Lexicon Pharmaceuticals, Inc.*	74,927	168,586
Ligand Pharmaceuticals, Inc., Class B*	6,580	111,465
MannKind Corp.*	43,782	100,261
Maxygen, Inc.*	10,626	63,331
Merrimack Pharmaceuticals, Inc.*	5,634	41,016
Momenta Pharmaceuticals, Inc.*	17,941	242,562
Neurocrine Biosciences, Inc.*	24,994	197,703
NewLink Genetics Corp.*	4,753	71,200
Novavax, Inc.*	43,420	67,735
NPS Pharmaceuticals, Inc.*	32,325	278,318
OncoGenex Pharmaceutical, Inc.*	5,544	74,511
Oncothyreon, Inc.*	21,569	100,943
Opko Health, Inc.*	41,046	188,812
Orexigen Therapeutics, Inc.*	22,881	126,761
Osiris Therapeutics, Inc.*	5,852	64,196
PDL BioPharma, Inc.	53,800	356,694
Pharmacyclics, Inc.*	20,622	1,126,167
Progenics Pharmaceuticals, Inc.*	11,023	107,805
Raptor Pharmaceutical Corp.*	17,850	99,782
Repligen Corp.*	11,380	48,934
Rigel Pharmaceuticals, Inc.*	27,078	251,825
Sangamo BioSciences, Inc.*	20,070	110,786
Seattle Genetics, Inc.*	36,110	916,833
SIGA Technologies, Inc.*	11,760	33,751
Spectrum Pharmaceuticals, Inc.*	22,615	351,889
Sunesis Pharmaceuticals, Inc.*	9,592	27,529
Synageva BioPharma Corp.*	3,404	138,066
Synergy Pharmaceuticals, Inc.*	15,469	73,478
Synta Pharmaceuticals Corp.*	13,910	76,088
Targacept, Inc.*	9,572	41,160
Theravance, Inc.*	23,024	511,593
Threshold Pharmaceuticals, Inc.*	16,926	125,252
Trius Therapeutics, Inc.*	9,200	52,992
Vanda Pharmaceuticals, Inc.*	11,711	51,528

Verastem, Inc.*	2,452	$25,010
Vical, Inc.*	28,769	103,568
XOMA Corp.*	25,549	76,647
ZIOPHARM Oncology, Inc.*	25,353	150,850

		17,425,512

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.*	8,169	302,253
ABIOMED, Inc.*	12,697	289,746
Accuray, Inc.*	27,386	187,320
Align Technology, Inc.*	27,282	912,856
Alphatec Holdings, Inc.*	18,674	34,360
Analogic Corp.	4,676	289,912
AngioDynamics, Inc.*	9,472	113,759
Anika Therapeutics, Inc.*	4,393	59,701
Antares Pharma, Inc.*	36,026	131,135
ArthroCare Corp.*	10,595	310,222
AtriCure, Inc.*	5,741	55,171
Atrion Corp.	584	119,708
Biolase, Inc.*	1	2
Cantel Medical Corp.	8,053	219,444
Cardiovascular Systems, Inc.*	6,187	60,571
Cerus Corp.*	20,368	67,622
Conceptus, Inc.*	11,774	233,361
CONMED Corp.	10,591	293,053
CryoLife, Inc.*	9,901	51,782
Cyberonics, Inc.*	10,370	466,028
Cynosure, Inc., Class A*	3,776	79,862
Derma Sciences, Inc.*	3,420	32,558
DexCom, Inc.*	26,024	337,271
Endologix, Inc.*	21,012	324,425
EnteroMedics, Inc.*	9,281	32,019
Exactech, Inc.*	3,473	58,242
Greatbatch, Inc.*	9,246	209,977
Haemonetics Corp.*	9,605	711,827
Hansen Medical, Inc.*	20,273	46,020
HeartWare International, Inc.*	5,389	478,543
ICU Medical, Inc.*	4,773	254,783
Insulet Corp.*	18,167	388,229
Integra LifeSciences Holdings Corp.*	7,373	274,128
Invacare Corp.	12,085	186,472
IRIS International, Inc.*	5,771	65,212
MAKO Surgical Corp.*	13,756	352,291
Masimo Corp.*	19,023	425,735
Meridian Bioscience, Inc.	15,875	324,803
Merit Medical Systems, Inc.*	15,772	217,811
Natus Medical, Inc.*	10,984	127,634
Navidea Biopharmaceuticals, Inc.*	36,096	134,277
Neogen Corp.*	8,955	413,721
NuVasive, Inc.*	16,434	416,766
NxStage Medical, Inc.*	18,706	313,513
OraSure Technologies, Inc.*	18,435	207,209
Orthofix International N.V.*	7,129	294,071
Palomar Medical Technologies, Inc.*	7,820	66,470
PhotoMedex, Inc.*	4,975	60,446
Quidel Corp.*	10,654	167,055
Rochester Medical Corp.*	3,993	42,965
Rockwell Medical Technologies, Inc.*	7,885	73,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

RTI Biologics, Inc.*	21,691	$81,558
Solta Medical, Inc.*	21,585	63,244
Spectranetics Corp.*	13,375	152,743
STAAR Surgical Co.*	13,225	102,758
STERIS Corp.	22,115	693,748
SurModics, Inc.*	5,766	99,752
Symmetry Medical, Inc.*	13,925	119,476
Tornier N.V.*	5,732	128,511
Unilife Corp.*	28,207	95,340
Utah Medical Products, Inc.	1,208	40,504
Vascular Solutions, Inc.*	6,458	81,112
Volcano Corp.*	20,289	581,280
West Pharmaceutical Services, Inc.	12,876	650,109
Wright Medical Group, Inc.*	15,104	322,470
Young Innovations, Inc.	1,964	67,738
Zeltiq Aesthetics, Inc.*	6,413	35,913

		14,632,006

Health Care Providers & Services (1.7%)
Acadia Healthcare Co., Inc.*	8,777	153,949
Accretive Health, Inc.*	21,415	234,708
Air Methods Corp.*	4,888	480,246
Almost Family, Inc.*	3,167	70,751
Amedisys, Inc.*	11,149	138,805
AMN Healthcare Services, Inc.*	15,417	91,423
Amsurg Corp.*	12,072	361,919
Assisted Living Concepts, Inc., Class A	7,307	103,906
Bio-Reference Labs, Inc.*	9,180	241,250
BioScrip, Inc.*	16,682	123,947
Capital Senior Living Corp.*	10,500	111,300
Centene Corp.*	19,609	591,407
Chemed Corp.	7,245	437,888
Chindex International, Inc.*	3,950	38,710
Corvel Corp.*	2,400	117,600
Cross Country Healthcare, Inc.*	9,384	41,008
Emeritus Corp.*	11,481	193,225
Ensign Group, Inc.	6,632	187,487
ExamWorks Group, Inc.*	11,186	147,991
Five Star Quality Care, Inc.*	16,670	51,177
Gentiva Health Services, Inc.*	11,703	81,102
Hanger, Inc.*	13,020	333,833
HealthSouth Corp.*	36,378	846,152
Healthways, Inc.*	13,135	104,817
HMS Holdings Corp.*	32,661	1,087,938
IntegraMed America, Inc.*	3,312	45,871
IPC The Hospitalist Co., Inc.*	6,376	288,960
Kindred Healthcare, Inc.*	19,626	192,924
Landauer, Inc.	3,542	203,063
LHC Group, Inc.*	5,985	101,506
Magellan Health Services, Inc.*	10,379	470,480
Metropolitan Health Networks, Inc.*	16,915	161,877
MModal, Inc.*	14,972	194,337
Molina Healthcare, Inc.*	11,429	268,124
MWI Veterinary Supply, Inc.*	4,840	497,407
National Healthcare Corp.	4,021	181,870
National Research Corp.	922	48,267
Owens & Minor, Inc.	24,153	739,806
PDI, Inc.*	3,572	29,433
PharMerica Corp.*	11,045	120,611

Providence Service Corp.*	5,096	$69,866
PSS World Medical, Inc.*	19,216	403,344
Select Medical Holdings Corp.*	13,503	136,515
Skilled Healthcare Group, Inc., Class A*	6,598	41,435
Sun Healthcare Group, Inc.*	8,835	73,949
Sunrise Senior Living, Inc.*	21,545	157,063
Team Health Holdings, Inc.*	10,817	260,582
Triple-S Management Corp., Class B*	7,380	134,906
U.S. Physical Therapy, Inc.	4,451	113,189
Universal American Corp.*	14,251	150,063
Vanguard Health Systems, Inc.*	11,525	102,457
WellCare Health Plans, Inc.*	16,389	868,617

		12,429,061

Health Care Technology (0.4%)
athenahealth, Inc.*	13,609	1,077,424
Computer Programs & Systems, Inc.	4,139	236,834
Epocrates, Inc.*	7,013	56,244
Greenway Medical Technologies*	3,238	52,812
HealthStream, Inc.*	7,395	192,270
MedAssets, Inc.*	22,188	298,429
Medidata Solutions, Inc.*	8,465	276,551
Mediware Information Systems*	1,258	18,367
Merge Healthcare, Inc.*	21,270	60,832
Omnicell, Inc.*	12,463	182,458
Quality Systems, Inc.	15,021	413,228
Vocera Communications, Inc.*	2,600	69,654

		2,935,103

Life Sciences Tools & Services (0.3%)
Affymetrix, Inc.*	26,803	125,706
BG Medicine, Inc.*	4,175	29,141
Cambrex Corp.*	11,557	108,751
eResearchTechnology, Inc.*	18,385	146,896
Fluidigm Corp.*	7,787	117,116
Furiex Pharmaceuticals, Inc.*	2,809	58,849
Harvard Bioscience, Inc.*	10,453	39,408
Luminex Corp.*	15,783	386,526
Medtox Scientific, Inc.*	2,803	75,569
Pacific Biosciences of California, Inc.*	11,450	24,846
PAREXEL International Corp.*	22,738	641,894
Sequenom, Inc.*	42,975	174,479

		1,929,181

Pharmaceuticals (1.3%)
Acura Pharmaceuticals, Inc.*	3,634	11,411
Akorn, Inc.*	21,653	341,468
Ampio Pharmaceuticals, Inc.*	7,776	39,502
Auxilium Pharmaceuticals, Inc.*	18,402	494,830
AVANIR Pharmaceuticals, Inc., Class A*	52,798	206,968
BioDelivery Sciences International, Inc.*	8,176	36,629
Cadence Pharmaceuticals, Inc.*	23,227	82,920
Cempra, Inc.*	1,445	13,525
Corcept Therapeutics, Inc.*	16,364	73,474
Cornerstone Therapeutics, Inc.*	3,083	19,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Cumberland Pharmaceuticals, Inc.*	4,425	$28,586
Depomed, Inc.*	20,291	115,456
Endocyte, Inc.*	11,265	92,598
Hi-Tech Pharmacal Co., Inc.*	4,216	136,598
Impax Laboratories, Inc.*	25,468	516,236
Jazz Pharmaceuticals plc*	15,757	709,223
Lannett Co., Inc.*	5,060	21,454
MAP Pharmaceuticals, Inc.*	9,447	141,516
Medicines Co.*	20,972	481,098
Medicis Pharmaceutical Corp., Class A	21,921	748,602
Nektar Therapeutics*	42,869	345,953
Obagi Medical Products, Inc.*	7,265	110,937
Omeros Corp.*	8,424	84,240
Optimer Pharmaceuticals, Inc.*	18,078	280,571
Pacira Pharmaceuticals, Inc.*	6,984	112,023
Pain Therapeutics, Inc.*	13,272	62,246
Par Pharmaceutical Cos., Inc.*	14,010	506,321
Pernix Therapeutics Holdings*	3,430	25,005
Pozen, Inc.*	10,394	64,859
Questcor Pharmaceuticals, Inc.*	20,420	1,087,161
Repros Therapeutics, Inc.*	5,498	49,922
Sagent Pharmaceuticals, Inc.*	3,603	65,142
Santarus, Inc.*	21,390	151,655
Sciclone Pharmaceuticals, Inc.*	21,415	150,119
Sucampo Pharmaceuticals, Inc., Class A*	4,512	31,719
Supernus Pharmaceuticals, Inc.*	1,961	18,355
Transcept Pharmaceuticals, Inc.*	4,684	29,041
Ventrus Biosciences, Inc.*	4,722	20,163
ViroPharma, Inc.*	26,443	626,699
Vivus, Inc.*	37,873	1,080,895
XenoPort, Inc.*	14,336	86,589
Zogenix, Inc.*	13,749	34,098

		9,335,322

Total Health Care		58,686,185

Industrials (9.2%)
Aerospace & Defense (1.0%)
AAR Corp.	14,954	201,580
Aerovironment, Inc.*	6,795	178,777
American Science & Engineering, Inc.	3,405	192,212
API Technologies Corp.*	12,037	44,296
Astronics Corp.*	3,818	107,820
Ceradyne, Inc.	9,340	239,571
CPI Aerostructures, Inc.*	2,105	23,155
Cubic Corp.	6,113	293,913
Curtiss-Wright Corp.	17,781	552,100
DigitalGlobe, Inc.*	13,985	212,013
Esterline Technologies Corp.*	11,649	726,315
GenCorp, Inc.*	21,996	143,194
GeoEye, Inc.*	5,821	90,109
HEICO Corp.	19,979	789,570
Hexcel Corp.*	37,812	975,172
KEYW Holding Corp.*	7,226	72,549
Kratos Defense & Security Solutions, Inc.*	15,662	91,466
LMI Aerospace, Inc.*	3,222	55,998
Moog, Inc., Class A*	17,232	712,543

National Presto Industries, Inc.	1,805	$125,935
Orbital Sciences Corp.*	22,772	294,214
SIFCO Industries, Inc.	842	19,349
Sypris Solutions, Inc.	3,735	26,033
Taser International, Inc.*	21,253	111,366
Teledyne Technologies, Inc.*	13,953	860,203

		7,139,453

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	20,386	106,007
Atlas Air Worldwide Holdings, Inc.*	10,053	437,406
Echo Global Logistics, Inc.*	5,621	107,136
Forward Air Corp.	10,874	350,904
Hub Group, Inc., Class A*	14,109	510,746
Pacer International, Inc.*	13,524	73,300
Park-Ohio Holdings Corp.*	3,475	66,129
XPO Logistics, Inc.*	6,703	112,611

		1,764,239

Airlines (0.5%)
Alaska Air Group, Inc.*	26,998	969,228
Allegiant Travel Co.*	5,648	393,553
Hawaiian Holdings, Inc.*	19,223	125,142
JetBlue Airways Corp.*	88,698	470,099
Republic Airways Holdings, Inc.*	18,757	104,101
SkyWest, Inc.	19,780	129,164
Spirit Airlines, Inc.*	15,696	305,444
U.S. Airways Group, Inc.*	61,639	821,648

		3,318,379

Building Products (0.5%)
A.O. Smith Corp.	14,788	722,985
AAON, Inc.	6,995	131,856
Ameresco, Inc., Class A*	7,822	93,316
American Woodmark Corp.*	3,792	64,843
Apogee Enterprises, Inc.	10,508	168,864
Builders FirstSource, Inc.*	17,928	84,979
Gibraltar Industries, Inc.*	11,314	117,439
Griffon Corp.	16,769	143,878
Insteel Industries, Inc.	6,970	77,716
NCI Building Systems, Inc.*	6,736	72,951
Nortek, Inc.*	2,934	146,817
Patrick Industries, Inc.*	1,453	18,526
PGT, Inc.*	6,861	20,789
Quanex Building Products Corp.	14,178	253,503
Simpson Manufacturing Co., Inc.	15,161	447,401
Trex Co., Inc.*	5,327	160,289
Universal Forest Products, Inc.	7,586	295,702
USG Corp.*	28,182	536,867

		3,558,721

Commercial Services & Supplies (1.4%)
A.T. Cross Co., Class A*	3,975	39,233
ABM Industries, Inc.	20,360	398,242
ACCO Brands Corp.*	42,933	443,927
Acorn Energy, Inc.	6,753	56,185
American Reprographics Co.*	14,245	71,652
Asset Acceptance Capital Corp.*	5,851	39,787
Asta Funding, Inc.	4,019	37,658
Brink’s Co.	17,937	415,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Casella Waste Systems, Inc., Class A*	10,105	$59,114
CECO Environmental Corp.	2,662	21,030
Cenveo, Inc.*	22,537	43,496
Consolidated Graphics, Inc.*	3,164	91,914
Courier Corp.	3,881	51,423
Deluxe Corp.	19,587	488,500
Encore Capital Group, Inc.*	8,335	246,883
EnergySolutions, Inc.*	30,175	50,996
EnerNOC, Inc.*	9,688	70,141
Ennis, Inc.	9,759	150,093
G&K Services, Inc., Class A	6,961	217,114
GEO Group, Inc.*	23,411	531,898
Healthcare Services Group, Inc.	25,376	491,787
Heritage-Crystal Clean, Inc.*	2,935	47,987
Herman Miller, Inc.	22,226	411,626
HNI Corp.	17,302	445,527
InnerWorkings, Inc.*	12,069	163,294
Interface, Inc.	22,281	303,690
Intersections, Inc.	3,436	54,461
Kimball International, Inc., Class B	12,246	94,294
Knoll, Inc.	17,903	240,258
McGrath RentCorp	9,411	249,391
Metalico, Inc.*	14,056	30,923
Mine Safety Appliances Co.	10,492	422,198
Mobile Mini, Inc.*	14,512	208,973
Multi-Color Corp.	5,126	114,002
NL Industries, Inc.	2,373	29,591
Portfolio Recovery Associates, Inc.*	6,576	600,126
Quad/Graphics, Inc.	9,636	138,566
Schawk, Inc.	4,702	59,715
Standard Parking Corp.*	5,919	127,377
Steelcase, Inc., Class A	28,573	258,014
Swisher Hygiene, Inc.*	42,835	108,373
Sykes Enterprises, Inc.*	14,876	237,421
Team, Inc.*	7,612	237,342
Tetra Tech, Inc.*	24,116	628,945
TMS International Corp., Class A*	5,189	51,734
TRC Cos., Inc.*	6,051	36,790
U.S. Ecology, Inc.	6,847	121,466
UniFirst Corp.	5,500	350,625
United Stationers, Inc.	15,446	416,270
Viad Corp.	7,637	152,740

		10,358,572

Construction & Engineering (0.5%)
Aegion Corp.*	14,844	265,559
Argan, Inc.	3,642	50,915
Comfort Systems USA, Inc.	14,215	142,434
Dycom Industries, Inc.*	12,606	234,598
EMCOR Group, Inc.	25,364	705,626
Furmanite Corp.*	14,387	69,921
Granite Construction, Inc.	14,850	387,734
Great Lakes Dredge & Dock Corp.	21,941	156,220
Layne Christensen Co.*	7,406	153,230
MasTec, Inc.*	22,184	333,647
Michael Baker Corp.*	3,339	87,115
MYR Group, Inc.*	7,576	129,247

Northwest Pipe Co.*	3,632	$88,112
Orion Marine Group, Inc.*	9,567	66,586
Pike Electric Corp.*	6,899	53,260
Primoris Services Corp.	11,314	135,768
Sterling Construction Co., Inc.*	5,763	58,898
Tutor Perini Corp.*	13,557	171,767

		3,290,637

Electrical Equipment (0.7%)
A123 Systems, Inc.*	40,553	51,097
Acuity Brands, Inc.	16,153	822,349
American Superconductor Corp.*	15,663	73,616
AZZ, Inc.	4,874	298,581
Belden, Inc.	17,339	578,256
Brady Corp., Class A	18,601	511,714
Capstone Turbine Corp.*	113,080	114,211
Coleman Cable, Inc.	2,873	24,966
Encore Wire Corp.	6,942	185,907
EnerSys*	18,221	639,010
Enphase Energy, Inc.*	3,222	20,041
Franklin Electric Co., Inc.	8,907	455,415
FuelCell Energy, Inc.*	61,207	61,819
Generac Holdings, Inc.*	9,288	223,469
Global Power Equipment Group, Inc.	6,464	141,174
II-VI, Inc.*	19,986	333,167
LSI Industries, Inc.	6,784	48,302
Powell Industries, Inc.*	3,344	124,932
Preformed Line Products Co.	819	47,428
Thermon Group Holdings, Inc.*	5,615	116,287
Vicor Corp.	6,942	48,177

		4,919,918

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	6,886	479,197
Seaboard Corp.*	116	247,425
Standex International Corp.	4,886	207,997

		934,619

Machinery (2.0%)
Accuride Corp.*	17,967	107,802
Actuant Corp., Class A	26,040	707,246
Alamo Group, Inc.	2,572	80,684
Albany International Corp., Class A	10,352	193,686
Altra Holdings, Inc.	10,079	159,047
American Railcar Industries, Inc.*	3,724	100,920
Ampco-Pittsburgh Corp.	2,986	54,733
Astec Industries, Inc.*	7,791	239,028
Barnes Group, Inc.	20,697	502,730
Blount International, Inc.*	18,919	277,163
Briggs & Stratton Corp.	18,303	320,119
Cascade Corp.	3,402	160,064
Chart Industries, Inc.*	11,350	780,426
CIRCOR International, Inc.	6,492	221,312
CLARCOR, Inc.	19,065	918,170
Columbus McKinnon Corp.*	7,218	108,920
Commercial Vehicle Group, Inc.*	9,310	80,252
Douglas Dynamics, Inc.	8,602	122,578
Dynamic Materials Corp.	5,134	88,972
Eastern Co.	2,227	35,966
Energy Recovery, Inc.*	15,310	36,744

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

EnPro Industries, Inc.*	7,745	$289,431
ESCO Technologies, Inc.	10,229	372,745
Federal Signal Corp.*	23,324	136,212
Flow International Corp.*	18,419	58,020
FreightCar America, Inc.	4,559	104,720
Gorman-Rupp Co.	5,675	169,115
Graham Corp.	3,890	72,432
Greenbrier Cos., Inc.*	8,694	152,840
Hardinge, Inc.	4,220	38,402
Hurco Cos., Inc.*	2,494	51,102
John Bean Technologies Corp.	10,705	145,267
Kadant, Inc.*	4,379	102,688
Kaydon Corp.	12,198	260,915
L.B. Foster Co., Class A	3,455	98,848
Lindsay Corp.	4,871	316,128
Lydall, Inc.*	6,084	82,256
Meritor, Inc.*	37,367	195,056
Met-Pro Corp.	5,332	49,108
Middleby Corp.*	7,113	708,526
Miller Industries, Inc.	4,400	70,092
Mueller Industries, Inc.	10,310	439,103
Mueller Water Products, Inc., Class A	58,336	201,843
NACCO Industries, Inc., Class A	2,072	240,870
NN, Inc.*	6,800	69,428
Omega Flex, Inc.*	853	10,159
PMFG, Inc.*	7,785	60,801
Proto Labs, Inc.*	1,868	53,724
RBC Bearings, Inc.*	8,419	398,219
Rexnord Corp.*	11,012	220,680
Robbins & Myers, Inc.	14,729	615,967
Sauer-Danfoss, Inc.	4,317	150,793
Sun Hydraulics Corp.	7,899	191,867
Tennant Co.	7,120	284,444
Titan International, Inc.	16,181	396,920
Trimas Corp.*	12,208	245,381
Twin Disc, Inc.	3,357	62,071
Wabash National Corp.*	25,633	169,690
Watts Water Technologies, Inc., Class A	11,222	374,141
Woodward, Inc.	26,235	1,034,708

		13,991,274

Marine (0.0%)
Genco Shipping & Trading Ltd.*	13,713	41,825
International Shipholding Corp.	1,956	36,890
Rand Logistics, Inc.*	6,557	55,734

		134,449

Professional Services (0.8%)
Acacia Research Corp.*	18,872	702,793
Advisory Board Co.*	13,024	645,860
Barrett Business Services, Inc.	2,563	54,182
CBIZ, Inc.*	15,087	89,617
CDI Corp.	4,947	81,131
Corporate Executive Board Co.	12,625	516,110
CRA International, Inc.*	4,170	61,257
Dolan Co.*	11,643	78,357
Exponent, Inc.*	5,134	271,229
Franklin Covey Co.*	5,480	56,115
FTI Consulting, Inc.*	16,076	462,185
GP Strategies Corp.*	5,731	105,852

Heidrick & Struggles International, Inc.	6,700	$117,250
Hill International, Inc.*	8,546	27,347
Hudson Global, Inc.*	13,100	54,627
Huron Consulting Group, Inc.*	8,724	276,115
ICF International, Inc.*	7,779	185,451
Insperity, Inc.	8,544	231,115
Kelly Services, Inc., Class A	10,024	129,410
Kforce, Inc.*	11,141	149,958
Korn/Ferry International*	18,379	263,739
Mistras Group, Inc.*	5,948	156,313
Navigant Consulting, Inc.*	20,106	254,140
Odyssey Marine Exploration, Inc.*	28,381	106,145
On Assignment, Inc.*	16,265	259,589
Pendrell Corp.*	58,919	65,989
Resources Connection, Inc.	16,165	198,830
RPX Corp.*	8,039	115,360
TrueBlue, Inc.*	14,999	232,185
VSE Corp.	1,400	33,306
WageWorks, Inc.*	2,513	37,846

		6,019,403

Road & Rail (0.8%)
Amerco, Inc.	3,337	300,230
Arkansas Best Corp.	9,463	119,234
Avis Budget Group, Inc.*	40,297	612,514
Celadon Group, Inc.	7,542	123,538
Dollar Thrifty Automotive Group, Inc.*	10,656	862,710
Genesee & Wyoming, Inc., Class A*	15,378	812,573
Heartland Express, Inc.	17,930	256,578
Knight Transportation, Inc.	22,043	352,468
Marten Transport Ltd.	5,762	122,500
Old Dominion Freight Line, Inc.*	18,055	781,601
Patriot Transportation Holding, Inc.*	2,471	58,143
Quality Distribution, Inc.*	8,140	90,273
RailAmerica, Inc.*	7,151	173,054
Roadrunner Transportation Systems, Inc.*	4,914	82,997
Saia, Inc.*	6,061	132,675
Swift Transportation Co.*	29,657	280,259
Universal Truckload Services, Inc.	1,901	28,753
Werner Enterprises, Inc.	16,761	400,420
Zipcar, Inc.*	10,196	119,599

		5,710,119

Trading Companies & Distributors (0.6%)
Aceto Corp.	10,402	93,930
Aircastle Ltd.	22,355	269,378
Applied Industrial Technologies, Inc.	16,051	591,479
Beacon Roofing Supply, Inc.*	17,805	449,042
BlueLinx Holdings, Inc.*	8,455	19,869
CAI International, Inc.*	4,773	94,887
DXP Enterprises, Inc.*	3,448	143,058
Edgen Group, Inc.*	5,657	42,541
H&E Equipment Services, Inc.*	10,700	160,821
Houston Wire & Cable Co.	6,870	75,089
Interline Brands, Inc.*	12,262	307,408

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Kaman Corp.	10,114	$312,927
Rush Enterprises, Inc., Class A*	12,737	208,250
SeaCube Container Leasing Ltd.	4,258	72,684
TAL International Group, Inc.	11,131	372,777
Textainer Group Holdings Ltd.	4,671	172,360
Titan Machinery, Inc.*	6,474	196,616
Watsco, Inc.	11,171	824,420
Willis Lease Finance Corp.*	2,068	25,478

		4,433,014

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	6,713	85,456

Total Industrials		65,658,253

Information Technology (10.7%)
Communications Equipment (1.4%)
ADTRAN, Inc.	24,187	730,205
Ambient Corp.*	1,254	6,859
Anaren, Inc.*	5,725	112,210
Arris Group, Inc.*	43,094	599,437
Aruba Networks, Inc.*	42,489	639,459
Aviat Networks, Inc.*	23,212	64,994
Aware, Inc.	4,160	26,832
Bel Fuse, Inc., Class B	3,716	65,439
Black Box Corp.	6,773	194,385
CalAmp Corp.*	10,744	78,753
Calix, Inc.*	15,144	124,484
Ciena Corp.*	37,729	617,624
Comtech Telecommunications Corp.	7,108	203,147
Comverse Technology, Inc.*	83,137	483,857
Digi International, Inc.*	9,549	97,782
Emulex Corp.*	32,913	236,974
Extreme Networks, Inc.*	34,586	118,976
Finisar Corp.*	34,709	519,247
Globecomm Systems, Inc.*	8,400	85,176
Harmonic, Inc.*	45,686	194,622
Infinera Corp.*	41,603	284,564
InterDigital, Inc.	16,973	500,873
Ixia*	16,005	192,380
KVH Industries, Inc.*	5,140	64,250
Loral Space & Communications, Inc.	4,255	286,574
NETGEAR, Inc.*	14,426	497,841
Numerex Corp., Class A*	3,179	29,565
Oclaro, Inc.*	21,111	64,177
Oplink Communications, Inc.*	7,377	99,811
Parkervision, Inc.*	28,468	67,754
PC-Tel, Inc.	6,747	43,653
Plantronics, Inc.	16,229	542,049
Procera Networks, Inc.*	7,181	174,570
ShoreTel, Inc.*	18,239	79,887
Sonus Networks, Inc.*	79,464	170,848
Sycamore Networks, Inc.*	7,602	110,381
Symmetricom, Inc.*	16,527	98,997
Tellabs, Inc.	138,249	460,369
Telular Corp.	6,168	56,992
Tessco Technologies, Inc.	1,994	43,968
Ubiquiti Networks, Inc.*	4,042	57,598
ViaSat, Inc.*	14,254	538,374
Westell Technologies, Inc., Class A*	17,757	42,262

		9,708,199

Computers & Peripherals (0.5%)
3D Systems Corp.*	16,414	$560,374
Avid Technology, Inc.*	11,343	84,279
Cray, Inc.*	14,445	174,496
Datalink Corp.*	5,745	54,865
Electronics for Imaging, Inc.*	17,477	284,001
Imation Corp.*	12,155	71,836
Immersion Corp.*	10,036	56,503
Intermec, Inc.*	22,568	139,922
Intevac, Inc.*	9,220	69,334
OCZ Technology Group, Inc.*	24,741	131,127
QLogic Corp.*	36,981	506,270
Quantum Corp.*	88,880	180,426
Silicon Graphics International Corp.*	11,784	75,653
STEC, Inc.*	13,918	108,560
Stratasys, Inc.*	8,126	402,643
Super Micro Computer, Inc.*	11,274	178,806
Synaptics, Inc.*	12,800	366,464

		3,445,559

Electronic Equipment, Instruments & Components (1.4%)
Aeroflex Holding Corp.*	7,773	47,027
Agilysys, Inc.*	6,006	52,072
Anixter International, Inc.	10,660	565,513
Audience, Inc.*	2,334	45,000
Badger Meter, Inc.	5,643	211,895
Benchmark Electronics, Inc.*	21,859	304,933
Brightpoint, Inc.*	25,443	137,647
Checkpoint Systems, Inc.*	15,179	132,209
Cognex Corp.	16,220	513,363
Coherent, Inc.*	9,036	391,259
CTS Corp.	12,826	120,821
Daktronics, Inc.	13,279	91,758
DTS, Inc.*	6,300	164,304
Echelon Corp.*	15,174	52,806
Electro Rent Corp.	7,108	115,363
Electro Scientific Industries, Inc.	8,526	100,777
Fabrinet*	8,444	105,972
FARO Technologies, Inc.*	6,422	270,238
FEI Co.*	14,449	691,240
GSI Group, Inc.*	11,035	126,461
Insight Enterprises, Inc.*	17,035	286,699
InvenSense, Inc.*	13,884	156,889
Kemet Corp.*	16,598	99,754
Key Tronic Corp.*	3,908	32,202
LeCroy Corp.*	6,364	90,751
Littelfuse, Inc.	8,214	467,294
Maxwell Technologies, Inc.*	10,489	68,808
Measurement Specialties, Inc.*	5,596	181,926
Mercury Computer Systems, Inc.*	11,354	146,807
Mesa Laboratories, Inc.	947	44,026
Methode Electronics, Inc.	13,869	118,025
MTS Systems Corp.	6,088	234,692
Multi-Fineline Electronix, Inc.*	3,506	86,388
Neonode, Inc.*	8,431	51,851
NeoPhotonics Corp.*	7,209	35,612
Newport Corp.*	14,827	178,221
OSI Systems, Inc.*	7,541	477,647
Park Electrochemical Corp.	7,755	200,699
PC Connection, Inc.	2,992	31,775
Plexus Corp.*	13,292	374,834

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Power-One, Inc.*	25,840	$116,797
RadiSys Corp.*	8,577	53,864
RealD, Inc.*	16,796	251,268
Richardson Electronics Ltd.	4,772	58,839
Rofin-Sinar Technologies, Inc.*	10,675	202,078
Rogers Corp.*	6,258	247,879
Sanmina-SCI Corp.*	31,461	257,666
ScanSource, Inc.*	10,457	320,402
SYNNEX Corp.*	9,978	344,141
TTM Technologies, Inc.*	20,686	194,655
Universal Display Corp.*	15,102	542,766
Viasystems Group, Inc.*	1,642	27,914
Vishay Precision Group, Inc.*	4,990	69,610
Zygo Corp.*	5,943	106,142

		10,399,579

Internet Software & Services (1.6%)
Active Network, Inc.*	14,769	227,295
Ancestry.com, Inc.*	10,910	300,352
Angie’s List, Inc.*	13,548	214,600
Bankrate, Inc.*	17,591	323,499
Bazaarvoice, Inc.*	3,707	67,467
Blucora, Inc.*	15,430	190,098
Brightcove, Inc.*	1,963	29,936
Carbonite, Inc.*	4,342	38,817
comScore, Inc.*	13,498	222,177
Constant Contact, Inc.*	11,595	207,319
Cornerstone OnDemand, Inc.*	12,806	304,911
CoStar Group, Inc.*	10,095	819,714
DealerTrack Holdings, Inc.*	16,112	485,132
Demand Media, Inc.*	11,444	128,173
Demandware, Inc.*	2,532	59,983
Dice Holdings, Inc.*	17,194	161,452
Digital River, Inc.*	14,046	233,445
EarthLink, Inc.	40,998	305,025
EasyLink Services International Corp., Class A*	12,107	87,655
Envestnet, Inc.*	8,325	99,900
ExactTarget, Inc.*	3,778	82,587
Internap Network Services Corp.*	19,599	127,590
IntraLinks Holdings, Inc.*	14,002	61,329
Ipass, Inc.*	18,913	45,013
j2 Global, Inc.	17,637	465,970
Keynote Systems, Inc.	5,559	82,551
KIT Digital, Inc.*	18,300	78,507
Limelight Networks, Inc.*	24,162	70,795
Liquidity Services, Inc.*	8,930	457,127
LivePerson, Inc.*	20,940	399,116
LogMeIn, Inc.*	8,412	256,734
Marchex, Inc., Class B	7,047	25,440
Market Leader, Inc.*	7,974	40,508
MeetMe, Inc.*	7,330	17,226
Millennial Media, Inc.*	4,417	58,260
Monster Worldwide, Inc.*	46,101	391,859
Move, Inc.*	14,873	135,493
NIC, Inc.	24,571	312,052
OpenTable, Inc.*	8,617	387,851
Perficient, Inc.*	12,167	136,635
QuinStreet, Inc.*	12,528	116,009
RealNetworks, Inc.	7,977	68,921
Responsys, Inc.*	13,608	164,929
Saba Software, Inc.*	11,182	103,769

SciQuest, Inc.*	6,812	$122,344
Spark Networks, Inc.*	4,546	23,457
SPS Commerce, Inc.*	4,017	122,036
Stamps.com, Inc.*	5,417	133,637
support.com, Inc.*	16,592	52,928
Synacor, Inc.*	2,637	36,127
TechTarget, Inc.*	5,998	30,230
Travelzoo, Inc.*	2,778	63,116
United Online, Inc.	35,865	151,350
Unwired Planet, Inc.*	28,558	65,683
ValueClick, Inc.*	30,702	503,206
VistaPrint N.V.*	14,069	454,429
Vocus, Inc.*	7,844	145,898
Web.com Group, Inc.*	13,369	244,920
WebMD Health Corp.*	19,304	395,925
XO Group, Inc.*	10,194	90,421
Yelp, Inc.*	3,258	74,054
Zix Corp.*	23,840	61,984

		11,364,966

IT Services (1.2%)
Acxiom Corp.*	29,190	441,061
CACI International, Inc., Class A*	10,144	558,123
Cardtronics, Inc.*	16,762	506,380
Cass Information Systems, Inc.	3,421	137,695
CIBER, Inc.*	27,434	118,241
Computer Task Group, Inc.*	5,946	89,131
Convergys Corp.	44,320	654,606
CSG Systems International, Inc.*	13,009	224,795
EPAM Systems, Inc.*	1,862	31,635
Euronet Worldwide, Inc.*	19,148	327,814
ExlService Holdings, Inc.*	8,865	218,434
Forrester Research, Inc.	5,516	186,772
Global Cash Access Holdings, Inc.*	14,012	101,026
Hackett Group, Inc.*	9,172	51,088
Heartland Payment Systems, Inc.	14,714	442,597
Higher One Holdings, Inc.*	12,434	151,943
iGATE Corp.*	12,247	208,444
Innodata, Inc.*	8,244	56,389
Lionbridge Technologies, Inc.*	20,996	66,137
ManTech International Corp., Class A	8,702	204,236
Mattersight Corp.*	3,705	29,566
MAXIMUS, Inc.	12,924	668,817
ModusLink Global Solutions, Inc.*	15,345	45,882
MoneyGram International, Inc.*	8,129	118,683
PRGX Global, Inc.*	7,893	62,749
Sapient Corp.	46,694	470,209
ServiceSource International, Inc.*	18,828	260,768
Syntel, Inc.	5,923	359,526
TeleTech Holdings, Inc.*	8,762	140,192
TNS, Inc.*	9,485	170,161
Unisys Corp.*	16,732	327,111
Virtusa Corp.*	7,039	93,971
Wright Express Corp.*	14,763	911,172

		8,435,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Energy Industries, Inc.*	15,088	$202,481
Alpha & Omega Semiconductor Ltd.*	7,003	64,077
Amkor Technology, Inc.*	30,663	149,635
ANADIGICS, Inc.*	24,176	43,759
Applied Micro Circuits Corp.*	23,887	136,634
ATMI, Inc.*	12,324	253,505
AuthenTec, Inc.*	16,903	73,190
Axcelis Technologies, Inc.*	42,608	51,130
AXT, Inc.*	11,279	44,552
Brooks Automation, Inc.	24,659	232,781
Cabot Microelectronics Corp.	8,796	256,931
Cavium, Inc.*	18,934	530,152
CEVA, Inc.*	8,643	152,203
Cirrus Logic, Inc.*	24,418	729,610
Cohu, Inc.	9,126	92,720
Cymer, Inc.*	11,769	693,783
Diodes, Inc.*	13,246	248,627
DSP Group, Inc.*	6,818	43,226
Entegris, Inc.*	52,155	445,404
Entropic Communications, Inc.*	32,291	182,121
Exar Corp.*	13,759	112,273
First Solar, Inc.*	22,939	345,461
FormFactor, Inc.*	19,358	125,246
FSI International, Inc.*	15,238	54,704
GSI Technology, Inc.*	7,265	34,436
GT Advanced Technologies, Inc.*	44,389	234,374
Hittite Microwave Corp.*	12,007	613,798
Inphi Corp.*	8,474	80,334
Integrated Device Technology, Inc.*	53,681	301,687
Integrated Silicon Solution, Inc.*	10,082	101,727
Intermolecular, Inc.*	5,269	40,835
International Rectifier Corp.*	26,331	526,357
Intersil Corp., Class A	48,452	516,014
IXYS Corp.*	9,041	100,988
Kopin Corp.*	25,945	89,251
Lattice Semiconductor Corp.*	44,075	166,163
LTX-Credence Corp.*	18,629	124,814
MA-COM Technology Solutions Holdings, Inc.*	2,327	43,050
Mattson Technology, Inc.*	22,336	39,088
MaxLinear, Inc., Class A*	8,576	42,537
MEMC Electronic Materials, Inc.*	88,043	191,053
Micrel, Inc.	18,874	179,869
Microsemi Corp.*	33,812	625,184
Mindspeed Technologies, Inc.*	14,481	35,623
MIPS Technologies, Inc.*	18,224	121,554
MKS Instruments, Inc.	19,903	575,794
Monolithic Power Systems, Inc.*	11,693	232,340
MoSys, Inc.*	11,060	35,834
Nanometrics, Inc.*	8,909	136,842
NVE Corp.*	1,837	98,739
OmniVision Technologies, Inc.*	19,626	262,203
PDF Solutions, Inc.*	9,277	91,564
Pericom Semiconductor Corp.*	8,725	78,525
Photronics, Inc.*	23,667	144,369
PLX Technology, Inc.*	17,020	108,077

Power Integrations, Inc.	10,763	$401,460
QuickLogic Corp.*	14,544	36,505
Rambus, Inc.*	42,049	241,361
RF Micro Devices, Inc.*	105,794	449,625
Rubicon Technology, Inc.*	6,219	63,434
Rudolph Technologies, Inc.*	11,894	103,716
Semtech Corp.*	24,954	606,881
Sigma Designs, Inc.*	12,604	80,414
Silicon Image, Inc.*	32,351	133,933
Spansion, Inc., Class A*	18,026	197,925
Standard Microsystems Corp.*	8,907	328,579
STR Holdings, Inc.*	10,429	47,556
SunPower Corp.*	15,048	72,381
Supertex, Inc.*	3,994	75,287
Tessera Technologies, Inc.	19,843	304,987
TriQuint Semiconductor, Inc.*	64,184	353,012
Ultra Clean Holdings, Inc.*	8,106	52,122
Ultratech, Inc.*	9,950	313,425
Veeco Instruments, Inc.*	14,821	509,250
Volterra Semiconductor Corp.*	9,675	226,879

		15,835,960

Software (2.4%)
Accelrys, Inc.*	20,819	168,426
ACI Worldwide, Inc.*	15,106	667,836
Actuate Corp.*	18,663	129,335
Advent Software, Inc.*	11,923	323,232
American Software, Inc., Class A	9,085	72,226
Aspen Technology, Inc.*	35,524	822,381
AVG Technologies N.V.*	2,732	35,543
Blackbaud, Inc.	17,114	439,316
Bottomline Technologies, Inc.*	13,445	242,682
BroadSoft, Inc.*	10,450	302,632
Callidus Software, Inc.*	13,864	69,043
CommVault Systems, Inc.*	16,961	840,757
Deltek, Inc.*	8,590	99,558
Digimarc Corp.	2,689	69,000
Ebix, Inc.	10,787	215,201
Ellie Mae, Inc.*	8,175	147,150
Envivio, Inc.*	3,094	19,832
EPIQ Systems, Inc.	11,787	144,391
ePlus, Inc.*	1,483	47,975
Fair Isaac Corp.	13,046	551,585
FalconStor Software, Inc.*	10,827	28,258
Glu Mobile, Inc.*	20,802	115,451
Guidance Software, Inc.*	5,575	53,018
Guidewire Software, Inc.*	7,375	207,385
Imperva, Inc.*	3,707	106,836
Infoblox, Inc.*	3,003	68,859
Interactive Intelligence Group, Inc.*	5,719	161,333
JDA Software Group, Inc.*	16,181	480,414
Jive Software, Inc.*	6,294	132,111
Kenexa Corp.*	10,380	301,331
Manhattan Associates, Inc.*	7,628	348,676
Mentor Graphics Corp.*	35,352	530,280
MicroStrategy, Inc., Class A*	3,242	421,006
Monotype Imaging Holdings, Inc.*	14,065	235,870
NetScout Systems, Inc.*	13,993	302,109
OPNET Technologies, Inc.	5,775	153,557
Parametric Technology Corp.*	45,402	951,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Pegasystems, Inc.	6,530	$215,359
Pervasive Software, Inc.*	4,814	36,057
Progress Software Corp.*	23,871	498,188
Proofpoint, Inc.*	2,427	41,138
PROS Holdings, Inc.*	8,058	135,536
QAD, Inc., Class A*	1,928	27,416
QAD, Inc., Class B*	249	3,389
QLIK Technologies, Inc.*	32,431	717,374
Quest Software, Inc.*	21,243	591,617
RealPage, Inc.*	13,652	316,180
Rosetta Stone, Inc.*	3,863	53,464
Sapiens International Corp. N.V.*	4,908	17,669
SeaChange International, Inc.*	10,361	85,271
Sourcefire, Inc.*	11,228	577,119
SRS Labs, Inc.*	4,170	37,530
SS&C Technologies Holdings, Inc.*	12,843	321,075
Synchronoss Technologies, Inc.*	10,509	194,101
Take-Two Interactive Software, Inc.*	29,758	281,511
Tangoe, Inc.*	11,338	241,613
TeleNav, Inc.*	7,109	43,578
TiVo, Inc.*	47,489	392,734
Tyler Technologies, Inc.*	11,445	461,806
Ultimate Software Group, Inc.*	10,111	901,092
VASCO Data Security International, Inc.*	10,215	83,559
Verint Systems, Inc.*	8,304	245,051
VirnetX Holding Corp.*	15,948	562,167
Websense, Inc.*	14,132	264,692

		17,352,507

Total Information Technology		76,542,124

Materials (2.8%)
Chemicals (1.2%)
A. Schulman, Inc.	11,009	218,529
ADA-ES, Inc.*	3,379	85,725
American Vanguard Corp.	10,570	281,056
Arabian American Development Co.*	7,586	73,508
Balchem Corp.	11,111	362,330
Calgon Carbon Corp.*	21,939	311,973
Chase Corp.	2,210	29,172
Chemtura Corp.*	37,451	543,039
Ferro Corp.*	32,696	156,941
Flotek Industries, Inc.*	18,687	174,537
FutureFuel Corp.	7,428	78,068
Georgia Gulf Corp.	13,110	336,534
GSE Holding, Inc.*	2,748	29,046
H.B. Fuller Co.	18,923	580,936
Hawkins, Inc.	3,533	134,890
Innophos Holdings, Inc.	8,278	467,376
Innospec, Inc.*	8,894	263,351
KMG Chemicals, Inc.	2,976	57,377
Koppers Holdings, Inc.	8,027	272,918
Kraton Performance Polymers, Inc.*	12,464	273,086
Landec Corp.*	9,288	79,505
LSB Industries, Inc.*	7,236	223,665
Minerals Technologies, Inc.	6,706	427,709
Olin Corp.	30,465	636,414

OM Group, Inc.*	12,324	$234,156
Omnova Solutions, Inc.*	17,033	128,429
PolyOne Corp.	34,108	466,597
Quaker Chemical Corp.	4,791	221,392
Sensient Technologies Corp.	18,986	697,356
Spartech Corp.*	10,490	54,233
Stepan Co.	3,176	299,116
TPC Group, Inc.*	4,959	183,235
Tredegar Corp.	8,936	130,108
Zep, Inc.	8,267	113,506
Zoltek Cos., Inc.*	10,528	95,068

		8,720,881

Construction Materials (0.2%)
Eagle Materials, Inc.	17,202	642,323
Headwaters, Inc.*	23,110	119,016
Texas Industries, Inc.	8,538	333,067
United States Lime & Minerals, Inc.*	656	30,616

		1,125,022

Containers & Packaging (0.1%)
AEP Industries, Inc.*	1,486	64,715
Boise, Inc.	38,156	251,067
Graphic Packaging Holding Co.*	63,606	349,833
Myers Industries, Inc.	12,635	216,817
UFP Technologies, Inc.*	2,027	34,256

		916,688

Metals & Mining (0.9%)
A.M. Castle & Co.*	6,504	69,072
AK Steel Holding Corp.	42,134	247,327
AMCOL International Corp.	9,557	270,559
Century Aluminum Co.*	19,443	142,517
Coeur d’Alene Mines Corp.*	34,151	599,692
General Moly, Inc.*	26,210	82,299
Globe Specialty Metals, Inc.	23,561	316,424
Gold Reserve, Inc.*	19,574	68,313
Gold Resource Corp.	11,275	293,037
Golden Minerals Co.*	11,036	49,772
Golden Star Resources Ltd.*	96,241	111,640
Handy & Harman Ltd.*	2,025	27,297
Haynes International, Inc.	4,724	240,641
Hecla Mining Co.	108,417	514,981
Horsehead Holding Corp.*	16,409	163,434
Kaiser Aluminum Corp.	7,319	379,417
Materion Corp.	7,669	176,617
McEwen Mining, Inc.*	74,973	225,669
Metals USA Holdings Corp.*	4,588	72,995
Midway Gold Corp.*	42,292	58,786
Noranda Aluminum Holding Corp.	12,784	101,761
Olympic Steel, Inc.	3,658	60,064
Paramount Gold and Silver Corp.*	51,377	123,305
Revett Minerals, Inc.*	8,328	27,399
RTI International Metals, Inc.*	11,356	256,986
Schnitzer Steel Industries, Inc., Class A	9,579	268,404
Stillwater Mining Co.*	44,241	377,818
SunCoke Energy, Inc.*	26,442	387,375
U.S. Antimony Corp.*	20,162	81,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

U.S. Silica Holdings, Inc.*	4,577	$51,537
Universal Stainless & Alloy Products, Inc.*	2,657	109,203
Vista Gold Corp.*	22,147	64,448
Worthington Industries, Inc.	20,035	410,116

		6,430,359

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	14,880	423,931
Clearwater Paper Corp.*	8,944	305,169
Deltic Timber Corp.	4,053	247,152
KapStone Paper and Packaging Corp.*	15,400	244,090
Louisiana-Pacific Corp.*	52,238	568,350
Neenah Paper, Inc.	5,881	156,964
P.H. Glatfelter Co.	16,300	266,831
Resolute Forest Products*	30,643	354,846
Schweitzer-Mauduit International, Inc.	5,999	408,772
Wausau Paper Corp.	16,728	162,763

		3,138,868

Total Materials		20,331,818

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	26,834	112,703
AboveNet, Inc.*	8,959	752,556
Atlantic Tele-Network, Inc.	3,494	117,853
Cbeyond, Inc.*	11,187	75,736
Cincinnati Bell, Inc.*	74,223	276,110
Cogent Communications Group, Inc.*	17,852	343,651
Consolidated Communications Holdings, Inc.	11,543	170,836
Fairpoint Communications, Inc.*	7,571	46,562
General Communication, Inc., Class A*	13,990	116,257
Hawaiian Telcom Holdco, Inc.*	3,921	76,499
HickoryTech Corp.	4,779	53,095
IDT Corp., Class B	6,083	59,674
inContact, Inc.*	12,140	60,821
Iridium Communications, Inc.*	19,004	170,276
Lumos Networks Corp.	5,304	50,123
magicJack VocalTec Ltd.*	5,725	108,775
Neutral Tandem, Inc.*	10,763	141,856
ORBCOMM, Inc.*	14,560	47,466
Premiere Global Services, Inc.*	19,555	164,066
Primus Telecommunications Group, Inc.	4,560	70,999
SureWest Communications	5,233	110,259
Towerstream Corp.*	19,063	79,111
Vonage Holdings Corp.*	52,249	105,020

		3,310,304

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	6,038	70,162
Leap Wireless International, Inc.*	20,594	132,420
NTELOS Holdings Corp.	5,704	107,520
Shenandoah Telecommunications Co.	9,082	123,606

USA Mobility, Inc.	8,571	$110,223

		543,931

Total Telecommunication Services		3,854,235

Utilities (2.2%)
Electric Utilities (0.9%)
ALLETE, Inc.	14,472	604,930
Cleco Corp.	23,150	968,364
El Paso Electric Co.	15,292	507,083
Empire District Electric Co.	16,204	341,904
IDACORP, Inc.	19,005	799,730
MGE Energy, Inc.	8,823	417,328
Otter Tail Corp.	13,557	310,049
PNM Resources, Inc.	30,224	590,577
Portland General Electric Co.	28,742	766,262
UIL Holdings Corp.	19,325	692,994
Unitil Corp.	5,286	140,079
UNS Energy Corp.	15,383	590,861

		6,730,161

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	3,608	157,742
Delta Natural Gas Co., Inc.	2,397	52,087
Laclede Group, Inc.	8,648	344,277
New Jersey Resources Corp.	15,798	688,951
Northwest Natural Gas Co.	10,202	485,615
Piedmont Natural Gas Co., Inc.	27,228	876,469
South Jersey Industries, Inc.	11,562	589,315
Southwest Gas Corp.	17,506	764,137
WGL Holdings, Inc.	19,612	779,577

		4,738,170

Independent Power Producers & Energy Traders (0.2%)
American DG Energy, Inc.*	8,994	20,417
Atlantic Power Corp.	43,401	555,967
Genie Energy Ltd., Class B	5,573	43,302
GenOn Energy, Inc.*	292,916	500,886
Ormat Technologies, Inc.	6,795	145,345

		1,265,917

Multi-Utilities (0.3%)
Avista Corp.	22,264	594,449
Black Hills Corp.	16,836	541,614
CH Energy Group, Inc.	5,619	369,112
NorthWestern Corp.	13,835	507,745

		2,012,920

Water Utilities (0.1%)
American States Water Co.	7,272	287,826
Artesian Resources Corp., Class A	2,953	63,607
Cadiz, Inc.*	4,223	30,448
California Water Service Group	16,262	300,359
Connecticut Water Service, Inc.	3,302	95,692
Consolidated Water Co., Ltd.	4,962	41,135
Middlesex Water Co.	5,916	112,404
SJW Corp.	5,311	127,517

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

York Water Co.	4,446	$79,539

		1,138,527

Total Utilities		15,885,695

Total Common Stocks (60.8%) (Cost $414,218,182)		436,073,491

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $61,689)	3,246	57,324

RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
Hampton Roads Bankshares, Inc., expiring 12/31/49*†	3,021	2,191

Total Financials		2,191

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49*†(b)	7,434	$75

Total Information Technology		75

Total Rights (0.0%) (Cost $28,116)		2,266

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13*(b) (Cost $—)	3,314	—

Total Investments (60.8%) (Cost $414,307,987)		436,133,081
Other Assets Less Liabilities (39.2%)		281,006,255

Net Assets (100%)		$717,139,336

*	Non-income producing.
†	Securities (totaling $2,266 or 0.0% of net assets) at fair value by management.
(b)	Illiquid security.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	3,537	September-12	$266,575,722	$281,332,980	$14,757,258

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$60,090,716	$—	$—	$60,090,716
Consumer Staples	16,093,036	—	—	16,093,036
Energy	26,115,223	—	—	26,115,223
Financials	92,816,206	—	—	92,816,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$58,686,185	$—	$—	$58,686,185
Industrials	65,658,253	—	—	65,658,253
Information Technology	76,542,124	—	—	76,542,124
Materials	20,331,818	—	—	20,331,818
Telecommunication Services	3,854,235	—	—	3,854,235
Utilities	15,885,695	—	—	15,885,695
Futures	14,757,258	—	—	14,757,258
Investment Companies
Investment Companies	57,324	—	—	57,324
Rights
Financials	—	—	2,191	2,191
Information Technology	—	—	75	75
Warrants
Energy	—	—	—	—

Total Assets	$450,888,073	$—	$2,266	$450,890,339

Total Liabilities	$—	$—	$—	$—

Total	$450,888,073	$—	$2,266	$450,890,339

(a) A Security with a market value of $730,206 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Rights-Financials	Investments in Rights-Information Technology

Balance as of 12/31/11	$—	$75
Total gains or losses (realized/unrealized) included in earnings	(25,924)	—
Purchases	28,115	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3
Transfers out of Level 3	—	—

Balance as of 6/30/12	$2,191	$75

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/2012.	$(25,924)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	14,757,258	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$14,757,258

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,915,911	—	—	1,915,911
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,915,911	$—	$—	$1,915,911

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	14,429,782	—	—	14,429,782
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$14,429,782	$—	$—	$14,429,782

The Portfolio held futures contracts with an average notional balance of approximately $201,959,000 during the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$116,171,617
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$59,519,371

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,902,649
Aggregate gross unrealized depreciation	(35,135,590)

Net unrealized appreciation	$21,767,059

Federal income tax cost of investments	$414,366,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $414,307,987)	$436,133,081
Cash	249,200,594
Cash held as collateral at broker	22,176,700
Due from broker for futures variation margin	8,266,053
Receivable from Separate Accounts for Trust shares sold	900,529
Dividends, interest and other receivables	516,194
Receivable for securities sold	347,707
Other assets	4,925

Total assets	717,545,783

LIABILITIES
Investment management fees payable	248,926
Administrative fees payable	88,304
Distribution fees payable - Class IB	12,856
Payable to Separate Accounts for Trust shares redeemed	1,461
Trustees’ fees payable	202
Distribution fees payable - Class IA	30
Accrued expenses	54,668

Total liabilities	406,447

NET ASSETS	$717,139,336

Net assets were comprised of:
Paid in capital	$693,919,378
Accumulated undistributed net investment income (loss)	1,668,719
Accumulated undistributed net realized gain (loss) on investments and futures	(15,031,113)
Net unrealized appreciation (depreciation) on investments and futures	36,582,352

Net assets	$717,139,336

Class IA
Net asset value, offering and redemption price per share, $153,676 / 10,648 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.43

Class IB
Net asset value, offering and redemption price per share, $66,499,827 / 4,630,464 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.36

Class K
Net asset value, offering and redemption price per share, $650,485,833 / 45,015,940 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,225 foreign withholding tax)	$3,383,970
Interest	88,259

Total income	3,472,229

EXPENSES
Investment management fees	1,337,968
Administrative fees	478,906
Distribution fees - Class IB	74,595
Printing and mailing expenses	30,464
Professional fees	28,282
Custodian fees	27,349
Trustees’ fees	7,926
Distribution fees - Class IA	190
Miscellaneous	6,928

Total expenses	1,992,608

NET INVESTMENT INCOME (LOSS)	1,479,621

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	7,580,855
Futures	1,915,911

Net realized gain (loss)	9,496,766

Change in unrealized appreciation (depreciation) on:
Securities	18,223,775
Futures	14,429,782

Net change in unrealized appreciation (depreciation)	32,653,557

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,150,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,629,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,479,621	$1,042,742
Net realized gain (loss) on investments and futures	9,496,766	(22,367,501)
Net change in unrealized appreciation (depreciation) on investments and futures	32,653,557	(35,021,951)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,629,944	(56,346,710)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(374)
Class IB	—	(11,844)
Class K†	—	(1,198,947)

	—	(1,211,165)

Distributions from net realized capital gains
Class IA	—	(9,920,479)
Class IB	—	(916,783)

	—	(10,837,262)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(12,048,427)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 11,165,905 shares, respectively ]	—	175,672,201
Capital shares issued in reinvestment of dividends and distributions [ 0 and 772,868 shares, respectively ]	—	9,920,853
Capital shares repurchased [ 0 and (31,919,334) shares, respectively ]	—	(418,346,501	)(z)

Total Class IA transactions	—	(232,753,447)

Class IB
Capital shares sold [ 922,602 and 2,409,036 shares, respectively ]	13,168,432	34,493,832
Capital shares issued in reinvestment of dividends and distributions [ 0 and 72,809 shares, respectively ]	—	928,627
Capital shares repurchased [ (202,944) and (276,399) shares, respectively ]	(2,935,559)	(4,138,935)

Total Class IB transactions	10,232,873	31,283,524

Class K†
Capital shares sold [ 12,316,210 and 37,082,211 shares, respectively ]	176,007,077	484,931,990	(z)
Capital shares issued in reinvestment of dividends [ 0 and 92,744 shares, respectively ]	—	1,198,947
Capital shares repurchased [ (2,080,861) and (2,394,364) shares, respectively ]	(29,148,556)	(31,484,390)

Total Class K transactions	146,858,521	454,646,547

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	157,091,394	253,176,624

TOTAL INCREASE (DECREASE) IN NET ASSETS	200,721,338	184,781,487
NET ASSETS:
Beginning of period	516,417,998	331,636,511

End of period (a)	$717,139,336	$516,417,998

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,668,719	$189,098

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the AXA Tactical Manager 2000 Portfolio exchanged approximately 31,706,548 Class IA shares for approximately 31,706,548 Class K shares. This exchange amounted to approximately $414,974,918.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,		May 27, 2009* to December 31, 2009
Class IA		2011	2010
Net asset value, beginning of period	$13.35	$15.29	$12.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.03 (e)	0.07 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments and futures	1.06	(1.61)	3.00	2.72

Total from investment operations	1.08	(1.58)	3.07	2.75

Less distributions:
Dividends from net investment income	—	(0.04)	(0.04)	(0.01)
Distributions from net realized gains	—	(0.32)	(0.48)	—

Total dividends and distributions	—	(0.36)	(0.52)	(0.01)

Net asset value, end of period	$14.43	$13.35	$15.29	$12.74

Total return (b)	8.09%	(10.26)%	24.28%	27.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$154	$142	$305,664	$55,083
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.68%	0.68%	0.69%
Before waivers and reimbursements (a)(f)	0.89%	0.70%	0.74%	1.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.26%	0.16%	0.48%	0.39%
Before waivers and reimbursements (a)(f)	0.26%	0.14%	0.43%	(0.83)%
Portfolio turnover rate	15%	17%	18%	9%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,				October 29, 2009* to December 31, 2009
Class IB		2011		2010
Net asset value, beginning of period	$13.28	$15.23		$12.68		$11.57

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	—	#(e)	0.06	(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and futures	1.06	(1.63)		2.97		1.10

Total from investment operations	1.08	(1.63)		3.03		1.11

Less distributions:
Dividends from net investment income	—	—	#	—	#	—
Distributions from net realized gains	—	(0.32)		(0.48)		—

Total dividends and distributions	—	(0.32)		(0.48)		—

Net asset value, end of period	$14.36	$13.28		$15.23		$12.68

Total return (b)	8.13%	(10.58)%		24.08%		9.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,500	$51,953		$25,972		$89
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.93%		0.93%		0.94	%(c)
Before waivers and reimbursements (a)(f)	0.89%	0.95	%(c)	0.99	%(c)	2.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.27%	0.01%		0.41%		0.55%
Before waivers and reimbursements (a)(f)	0.27%	—	%‡‡	0.39%		(0.20)%
Portfolio turnover rate	15%	17%		18%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$13.35	$12.84

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	1.06	0.53

Total from investment operations	1.10	0.55

Less distributions:
Dividends from net investment income	—	(0.04)

Net asset value, end of period	$14.45	$13.35

Total return (b)	8.24%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$650,486	$464,323
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64%	0.67%
Before waivers and reimbursements (a)(f)	0.64%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.52%	0.42%
Before waivers and reimbursements (a)(f)	0.52%	0.42%
Portfolio turnover rate	15%	17%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	13.4%
Industrials	7.4
Consumer Staples	7.1
Consumer Discretionary	6.2
Health Care	6.0
Materials	5.7
Energy	4.9
Telecommunication Services	3.3
Information Technology	2.7
Utilities	2.6
Cash and Other	40.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,025.00	$4.78
Hypothetical (5% average return before expenses)	1,000.00	1,020.14	4.77
Class IB
Actual	1,000.00	1,025.00	4.78
Hypothetical (5% average return before expenses)	1,000.00	1,020.14	4.77
Class K
Actual	1,000.00	1,025.90	3.52
Hypothetical (5% average return before expenses)	1,000.00	1,021.39	3.52

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (5.1%)
AGL Energy Ltd.	20,538	$311,466
Alumina Ltd.	92,956	76,337
Amcor Ltd.	46,859	341,487
AMP Ltd.	107,353	426,269
APA Group	22,647	116,051
Asciano Ltd.	37,198	167,303
ASX Ltd.	6,681	204,949
Australia & New Zealand Banking Group Ltd.	101,430	2,302,572
Bendigo and Adelaide Bank Ltd.	13,998	106,701
BHP Billiton Ltd.	122,695	3,999,434
Boral Ltd.	27,802	84,403
Brambles Ltd.	59,334	376,336
Caltex Australia Ltd.	5,143	71,848
Campbell Brothers Ltd.	2,573	144,147
Centro Retail Australia (REIT)	43,540	88,478
CFS Retail Property Trust Group (REIT)	70,335	139,882
Coca-Cola Amatil Ltd.	21,702	298,070
Cochlear Ltd.	2,165	146,627
Commonwealth Bank of Australia	59,939	3,280,244
Computershare Ltd.	16,945	129,535
Crown Ltd.	15,755	137,621
CSL Ltd.	19,459	789,226
Dexus Property Group (REIT)	184,514	176,489
Echo Entertainment Group Ltd.	25,306	111,011
Fairfax Media Ltd.	84,940	48,630
Fortescue Metals Group Ltd.	51,361	262,491
Goodman Group (REIT)	57,990	219,807
GPT Group (REIT)	58,396	197,535
Harvey Norman Holdings Ltd.	23,872	48,079
Iluka Resources Ltd.	15,978	187,232
Incitec Pivot Ltd.	62,129	183,152
Insurance Australia Group Ltd.	79,331	284,286
Leighton Holdings Ltd.	5,770	97,264
Lend Lease Group	20,679	153,497
Lynas Corp., Ltd.*	65,193	57,642
Macquarie Group Ltd.	12,194	328,316
Metcash Ltd.	29,310	101,454
Mirvac Group (REIT)	130,285	170,623
National Australia Bank Ltd.	84,727	2,057,629
Newcrest Mining Ltd.	29,219	680,110
Orica Ltd.	13,893	353,619
Origin Energy Ltd.	40,667	511,528
OZ Minerals Ltd.	12,344	100,164
Qantas Airways Ltd.*	42,194	46,767
QBE Insurance Group Ltd.	43,272	596,599
QR National Ltd.	65,169	228,506
Ramsay Health Care Ltd.	5,002	116,187
Rio Tinto Ltd.	16,644	978,316
Santos Ltd.	35,998	395,345
Sonic Healthcare Ltd.	14,127	184,230
SP AusNet	66,214	69,129
Stockland Corp., Ltd. (REIT)	90,953	287,981
Suncorp Group Ltd.	49,121	409,956
Sydney Airport	16,720	49,816
TABCORP Holdings Ltd.	26,054	78,510
Tatts Group Ltd.	50,255	135,472
Telstra Corp., Ltd.	166,303	630,183

Toll Holdings Ltd.	25,703	$105,543
Transurban Group	49,834	290,563
Wesfarmers Ltd.	38,418	1,182,728
Westfield Group (REIT)	83,770	816,145
Westfield Retail Trust (REIT)	110,733	324,612
Westpac Banking Corp.	115,761	2,518,327
Whitehaven Coal Ltd.	17,016	73,227
Woodside Petroleum Ltd.	24,730	791,965
Woolworths Ltd.	46,470	1,278,132
WorleyParsons Ltd.	7,955	206,627

		31,864,410

Austria (0.2%)
Andritz AG	2,589	133,287
Erste Group Bank AG*	8,024	152,547
Immofinanz AG*	35,802	113,968
OMV AG	5,228	164,124
Raiffeisen Bank International AG	1,934	63,343
Telekom Austria AG	12,667	124,509
Verbund AG	2,590	59,292
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,459	58,944
Voestalpine AG	4,188	111,038

		981,052

Belgium (0.7%)
Ageas	84,342	167,064
Anheuser-Busch InBev N.V.	30,668	2,384,216
Belgacom S.A.	5,802	164,845
Colruyt S.A.	2,885	128,559
Delhaize Group S.A.	3,886	142,330
Groupe Bruxelles Lambert S.A.	3,078	209,180
KBC Groep N.V.	6,130	130,133
Mobistar S.A.	1,140	38,989
Solvay S.A.	2,262	223,786
Telenet Group Holding N.V.	1,930	84,306
UCB S.A.	4,153	209,567
Umicore S.A.	4,348	200,998

		4,083,973

Bermuda (0.1%)
Seadrill Ltd.	13,120	468,385

Cayman Islands (0.0%)
Veripos, Inc.*†	1,073	338

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	76,327	61,239

Denmark (0.7%)
A. P. Moller - Maersk A/S, Class A	21	131,235
A. P. Moller - Maersk A/S, Class B	50	329,043
Carlsberg A/S, Class B	4,083	321,729
Coloplast A/S, Class B	868	156,007
Danske Bank A/S*	24,896	346,877
DSV A/S	6,728	133,498
Novo Nordisk A/S, Class B	15,560	2,251,082
Novozymes A/S, Class B	9,342	242,143
TDC A/S	17,356	120,640
Tryg A/S	984	55,248

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

William Demant Holding A/S*	888	$79,805

		4,167,307

Finland (0.4%)
Elisa Oyj	5,387	108,462
Fortum Oyj	16,956	322,170
Kesko Oyj, Class B	2,547	66,582
Kone Oyj, Class B	5,943	359,881
Metso Oyj	4,874	168,750
Neste Oil Oyj	5,135	57,859
Nokia Oyj	143,023	294,633
Nokian Renkaat Oyj	4,198	160,003
Orion Oyj, Class B	3,622	68,711
Pohjola Bank plc, Class A	5,302	61,920
Sampo Oyj, Class A	16,037	416,876
Stora Enso Oyj, Class R	22,177	136,875
UPM-Kymmene Oyj	20,030	227,015
Wartsila Oyj	6,395	210,217

		2,659,954

France (5.1%)
Accor S.A.	5,623	177,038
Aeroports de Paris S.A.	987	74,581
Air Liquide S.A.	11,920	1,363,775
Alcatel-Lucent S.A.*	88,462	146,974
Alstom S.A.	7,866	249,850
Arkema S.A.	2,324	152,274
AtoS	1,883	112,759
AXA S.A.‡	66,470	889,649
BNP Paribas S.A.	36,908	1,424,789
Bouygues S.A.	7,208	194,242
Bureau Veritas S.A.	2,083	185,159
Cap Gemini S.A.	5,644	208,061
Carrefour S.A.	22,049	407,419
Casino Guichard Perrachon S.A.	2,101	184,480
Christian Dior S.A.	2,080	286,459
Cie de Saint-Gobain S.A.	15,339	567,612
Cie Generale de Geophysique-Veritas*	5,499	142,082
Cie Generale des Etablissements Michelin	6,872	449,461
Cie Generale d’Optique Essilor International S.A.	7,678	713,241
CNP Assurances S.A.*	5,650	69,032
Credit Agricole S.A.*	38,120	168,269
Danone S.A.	21,817	1,354,451
Dassault Systemes S.A.	2,305	216,536
Edenred	6,581	186,741
EDF S.A.	9,230	205,494
Eurazeo S.A.	1,298	50,040
Eutelsat Communications S.A.	4,725	145,279
Fonciere des Regions (REIT)	1,045	75,288
France Telecom S.A.	70,824	932,019
GDF Suez S.A.	47,297	1,128,456
Gecina S.A. (REIT)	834	74,624
Groupe Eurotunnel S.A. (Registered)	20,541	167,032
ICADE (REIT)	887	67,289
Iliad S.A.	842	121,827
Imerys S.A.	1,291	65,929
J.C. Decaux S.A.	2,541	56,069
Klepierre S.A. (REIT)	3,269	107,721

Lafarge S.A.	6,822	$305,320
Lagardere S.C.A.	4,498	125,577
Legrand S.A.	9,025	306,941
L’Oreal S.A.	9,182	1,075,609
LVMH Moet Hennessy Louis Vuitton S.A.	9,707	1,479,525
Natixis S.A.	35,207	95,272
Pernod-Ricard S.A.	7,960	851,533
Peugeot S.A.*	8,770	86,727
PPR S.A.	2,905	414,833
Publicis Groupe S.A.	5,489	251,021
Remy Cointreau S.A.	756	82,826
Renault S.A.	7,335	294,104
Rexel S.A.	3,574	61,012
Safran S.A.	8,455	313,832
Sanofi S.A.	45,751	3,469,349
Schneider Electric S.A.	19,659	1,095,375
SCOR SE	6,588	159,841
Societe BIC S.A.	1,096	113,229
Societe Generale S.A.*	26,098	615,316
Sodexo S.A.	3,598	280,351
Suez Environnement Co. S.A.	10,662	114,771
Technip S.A.	3,788	395,297
Thales S.A.	3,117	103,145
Total S.A.	80,468	3,631,454
Unibail-Rodamco S.A. (REIT)	3,510	647,581
Vallourec S.A.	3,668	150,545
Veolia Environnement S.A.	11,954	151,268
Vinci S.A.	17,238	806,796
Vivendi S.A.	49,218	914,994
Wendel S.A.	1,251	92,564
Zodiac Aerospace	1,203	122,409

		31,730,418

Germany (4.7%)
Adidas AG	7,989	572,994
Allianz SE (Registered)	17,362	1,745,834
Axel Springer AG	1,505	64,716
BASF SE	34,777	2,416,607
Bayer AG (Registered)	31,591	2,277,985
Bayerische Motoren Werke (BMW) AG	12,646	916,303
Bayerische Motoren Werke (BMW) AG (Preference)	1,988	98,075
Beiersdorf AG	3,846	249,540
Brenntag AG	1,793	198,356
Celesio AG	3,330	54,376
Commerzbank AG*	136,574	231,996
Continental AG	3,052	254,412
Daimler AG (Registered)	34,602	1,556,188
Deutsche Bank AG (Registered)	35,506	1,290,406
Deutsche Boerse AG	7,445	401,823
Deutsche Lufthansa AG (Registered)	8,722	100,959
Deutsche Post AG (Registered)	32,315	572,335
Deutsche Telekom AG (Registered)	107,293	1,177,032
E.ON AG	68,794	1,481,854
Fraport AG	1,398	75,271
Fresenius Medical Care AG & Co. KGaA	7,975	564,484
Fresenius SE & Co. KGaA	4,618	478,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

GEA Group AG	6,661	$176,866
Hannover Rueckversicherung AG (Registered)	2,297	136,391
HeidelbergCement AG	5,366	257,602
Henkel AG & Co. KGaA	4,957	274,700
Henkel AG & Co. KGaA (Preference)	6,802	451,733
Hochtief AG*	944	45,717
Hugo Boss AG	691	68,348
Infineon Technologies AG	41,481	281,260
K+S AG (Registered)	6,575	299,994
Kabel Deutschland Holding AG*	3,432	213,583
Lanxess AG	3,173	200,149
Linde AG	6,522	1,015,854
MAN SE	1,711	174,867
Merck KGaA	2,466	246,087
Metro AG	4,945	144,249
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,850	966,466
Porsche Automobil Holding SE (Preference)	5,845	291,055
ProSiebenSat.1 Media AG (Preference)	3,021	67,438
RWE AG	18,690	764,028
RWE AG (Preference)	1,566	57,977
Salzgitter AG	1,486	61,087
SAP AG	35,150	2,075,732
Siemens AG (Registered)	31,161	2,619,323
Suedzucker AG	2,522	89,212
ThyssenKrupp AG	14,730	239,971
United Internet AG (Registered)	4,090	70,212
Volkswagen AG	1,125	169,732
Volkswagen AG (Preference)	5,524	875,817
Wacker Chemie AG	603	41,447

		29,157,308

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	7,893	140,025
OPAP S.A.	8,494	53,452

		193,477

Hong Kong (1.7%)
AIA Group Ltd.	386,212	1,331,638
ASM Pacific Technology Ltd.	7,500	95,641
Bank of East Asia Ltd.	54,200	195,191
BOC Hong Kong Holdings Ltd.	141,500	434,554
Cathay Pacific Airways Ltd.	45,000	72,789
Cheung Kong Holdings Ltd.	53,000	654,245
Cheung Kong Infrastructure Holdings Ltd.	18,000	108,433
CLP Holdings Ltd.	69,500	591,130
First Pacific Co., Ltd.	80,000	83,142
Foxconn International Holdings Ltd.*	86,404	31,516
Galaxy Entertainment Group Ltd.*	53,000	133,126
Hang Lung Group Ltd.	33,000	203,381
Hang Lung Properties Ltd.	88,000	299,555
Hang Seng Bank Ltd.	29,200	400,176
Henderson Land Development Co., Ltd.	36,000	200,008

Hong Kong & China Gas Co., Ltd.	198,792	$422,290
Hong Kong Exchanges and Clearing Ltd.	39,100	560,888
Hopewell Holdings Ltd.	22,500	64,366
Hutchison Whampoa Ltd.	81,000	700,560
Hysan Development Co., Ltd.	22,000	83,679
Kerry Properties Ltd.	27,500	117,836
Li & Fung Ltd.	216,000	419,137
Lifestyle International Holdings Ltd.	14,164	31,176
Link REIT (REIT)	86,000	351,605
MGM China Holdings Ltd.	30,400	46,756
MTR Corp., Ltd.	55,000	188,222
New World Development Co., Ltd.	137,000	161,741
Noble Group Ltd.	146,454	130,759
NWS Holdings Ltd.	52,000	75,717
Orient Overseas International Ltd.	9,500	46,553
PCCW Ltd.	166,000	60,984
Power Assets Holdings Ltd.	53,000	397,945
Shangri-La Asia Ltd.	62,000	118,909
Sino Land Co., Ltd.	110,600	167,887
SJM Holdings Ltd.	72,000	134,341
Sun Hung Kai Properties Ltd.	59,000	700,112
Swire Pacific Ltd., Class A	25,000	291,611
Wharf Holdings Ltd.	57,900	321,899
Wheelock & Co., Ltd.	35,000	132,991
Wing Hang Bank Ltd.	7,000	67,839
Yue Yuen Industrial Holdings Ltd.	28,000	88,141

		10,718,469

Ireland (0.5%)
CRH plc	27,358	525,956
Elan Corp. plc*	19,089	278,268
Experian plc	38,322	541,343
James Hardie Industries SE (CDI)	16,663	136,483
Kerry Group plc, Class A	5,706	249,797
Ryanair Holdings plc (ADR)*	1,300	39,520
Shire plc	21,481	617,379
WPP plc	48,158	585,327

		2,974,073

Israel (0.4%)
Bank Hapoalim B.M.	40,340	124,989
Bank Leumi Le-Israel B.M.*	44,932	109,561
Bezeq Israeli Telecommunication Corp., Ltd.	67,081	70,981
Delek Group Ltd.	224	33,082
Elbit Systems Ltd.	1,107	38,307
Israel Chemicals Ltd.	16,955	187,180
Israel Corp., Ltd.	92	51,795
Mizrahi Tefahot Bank Ltd.*	5,636	43,904
NICE Systems Ltd.*	2,279	83,200
Teva Pharmaceutical Industries Ltd.	35,924	1,415,980

		2,158,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Italy (1.2%)
Assicurazioni Generali S.p.A.	44,593	$605,154
Atlantia S.p.A.	12,623	161,223
Autogrill S.p.A.	5,026	45,644
Banca Monte dei Paschi di Siena S.p.A.*	244,758	61,404
Banco Popolare S.c.a.r.l.*	67,137	90,248
Enel Green Power S.p.A.	66,712	105,769
Enel S.p.A.	251,419	811,349
Eni S.p.A.	91,806	1,959,266
Exor S.p.A.	2,528	54,440
Fiat Industrial S.p.A.	31,604	311,439
Fiat S.p.A.*	32,051	162,181
Finmeccanica S.p.A.*	15,463	62,532
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	37,602	43,054
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	384,786	550,362
Luxottica Group S.p.A.	4,450	156,033
Mediaset S.p.A.	26,968	47,181
Mediobanca S.p.A.	19,686	87,177
Pirelli & C. S.p.A.	9,052	95,486
Prysmian S.p.A.	7,757	116,024
Saipem S.p.A.	10,109	450,210
Snam S.p.A.	61,329	273,405
Telecom Italia S.p.A.	358,545	353,324
Telecom Italia S.p.A. (RNC)	229,889	184,923
Terna Rete Elettrica Nazionale S.p.A.	50,389	181,557
UniCredit S.p.A.*	154,530	585,554
Unione di Banche Italiane S.c.p.A.	30,932	101,525

		7,656,464

Japan (13.0%)
ABC-Mart, Inc.	1,200	44,849
Advantest Corp.	5,900	92,265
Aeon Co., Ltd.	22,900	285,449
Aeon Credit Service Co., Ltd.	3,100	57,484
Aeon Mall Co., Ltd.	2,800	59,558
Air Water, Inc.	6,000	72,573
Aisin Seiki Co., Ltd.	7,300	242,924
Ajinomoto Co., Inc.	25,000	347,549
Alfresa Holdings Corp.	1,500	79,505
All Nippon Airways Co., Ltd.	32,000	90,751
Amada Co., Ltd.	14,000	83,039
Aozora Bank Ltd.	23,000	54,896
Asahi Glass Co., Ltd.	39,000	262,505
Asahi Group Holdings Ltd.	14,800	317,868
Asahi Kasei Corp.	48,000	260,404
Asics Corp.	5,800	73,692
Astellas Pharma, Inc.	17,000	742,559
Bank of Kyoto Ltd.	12,000	90,894
Bank of Yokohama Ltd.	47,000	221,989
Benesse Holdings, Inc.	2,600	116,241
Bridgestone Corp.	24,800	568,856
Brother Industries Ltd.	9,000	103,001
Canon, Inc.	43,300	1,733,852
Casio Computer Co., Ltd.	9,000	59,012
Central Japan Railway Co.	57	450,472
Chiba Bank Ltd.	29,000	174,174
Chiyoda Corp.	6,000	73,505

Chubu Electric Power Co., Inc.	23,800	$386,413
Chugai Pharmaceutical Co., Ltd.	8,500	160,923
Chugoku Bank Ltd.	7,000	91,211
Chugoku Electric Power Co., Inc.	11,300	186,049
Citizen Holdings Co., Ltd.	10,500	61,631
Coca-Cola West Co., Ltd.	2,700	47,081
Cosmo Oil Co., Ltd.	24,000	61,031
Credit Saison Co., Ltd.	5,700	126,485
Dai Nippon Printing Co., Ltd.	21,000	164,424
Daicel Corp.	11,000	67,557
Daido Steel Co., Ltd.	11,000	68,505
Daihatsu Motor Co., Ltd.	7,000	122,628
Dai-ichi Life Insurance Co., Ltd.	313	362,578
Daiichi Sankyo Co., Ltd.	25,700	432,712
Daikin Industries Ltd.	8,900	249,894
Dainippon Sumitomo Pharma Co., Ltd.	6,100	62,218
Daito Trust Construction Co., Ltd.	2,800	265,611
Daiwa House Industry Co., Ltd.	20,000	283,933
Daiwa Securities Group, Inc.	63,000	237,197
DeNA Co., Ltd.	3,700	98,216
Denki Kagaku Kogyo KK	19,000	66,314
Denso Corp.	18,600	633,311
Dentsu, Inc.	6,881	203,557
East Japan Railway Co.	13,009	816,758
Eisai Co., Ltd.	9,600	421,478
Electric Power Development Co., Ltd.	4,400	115,394
FamilyMart Co., Ltd.	2,400	109,889
FANUC Corp.	7,300	1,199,370
Fast Retailing Co., Ltd.	2,000	401,495
Fuji Electric Co., Ltd.	23,000	56,176
Fuji Heavy Industries Ltd.	22,000	177,582
Fujifilm Holdings Corp.	17,700	334,625
Fujitsu Ltd.	71,000	340,211
Fukuoka Financial Group, Inc.	29,000	113,319
Furukawa Electric Co., Ltd.	27,000	63,973
Gree, Inc.	3,500	70,334
GS Yuasa Corp.	13,000	59,420
Gunma Bank Ltd.	15,000	70,956
Hachijuni Bank Ltd.	16,000	83,243
Hakuhodo DY Holdings, Inc.	890	58,928
Hamamatsu Photonics KK	2,700	91,427
Hankyu Hanshin Holdings, Inc.	42,000	212,091
Hino Motors Ltd.	11,000	79,493
Hirose Electric Co., Ltd.	1,200	118,648
Hisamitsu Pharmaceutical Co., Inc.	2,400	118,207
Hitachi Chemical Co., Ltd.	4,000	62,684
Hitachi Construction Machinery Co., Ltd.	4,100	77,186
Hitachi High-Technologies Corp.	2,500	61,608
Hitachi Ltd.	173,000	1,063,971
Hitachi Metals Ltd.	6,000	71,483
Hokkaido Electric Power Co., Inc.	7,000	90,473
Hokuriku Electric Power Co.	6,400	99,604
Honda Motor Co., Ltd.	62,300	2,170,197
Hoya Corp.	16,600	365,762
Ibiden Co., Ltd.	4,600	83,074
Idemitsu Kosan Co., Ltd.	800	71,539
IHI Corp.	50,000	106,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INPEX Corp.	84	$470,931
Isetan Mitsukoshi Holdings Ltd.	14,300	151,688
Isuzu Motors Ltd.	45,000	240,584
ITOCHU Corp.	57,500	603,385
ITOCHU Techno-Solutions Corp.	800	38,702
Iyo Bank Ltd.	9,000	71,828
J. Front Retailing Co., Ltd.	18,000	90,436
Japan Petroleum Exploration Co.	900	34,267
Japan Prime Realty Investment Corp. (REIT)	26	73,241
Japan Real Estate Investment Corp. (REIT)	20	183,874
Japan Retail Fund Investment Corp. (REIT)	71	112,581
Japan Steel Works Ltd.	12,000	66,229
Japan Tobacco, Inc.	34,400	1,019,394
JFE Holdings, Inc.	17,600	294,290
JGC Corp.	8,000	231,546
Joyo Bank Ltd.	25,000	113,819
JS Group Corp.	10,100	213,670
JSR Corp.	6,800	117,967
JTEKT Corp.	8,500	87,796
Jupiter Telecommunications Co., Ltd.	81	82,686
JX Holdings, Inc.	85,790	440,703
Kajima Corp.	32,000	93,891
Kamigumi Co., Ltd.	9,000	71,836
Kaneka Corp.	11,000	60,860
Kansai Electric Power Co., Inc.	28,700	343,816
Kansai Paint Co., Ltd.	9,000	96,374
Kao Corp.	20,100	554,358
Kawasaki Heavy Industries Ltd.	54,000	147,746
Kawasaki Kisen Kaisha Ltd.*	31,000	61,362
KDDI Corp.	104	670,836
Keikyu Corp.	18,000	163,781
Keio Corp.	22,000	159,499
Keisei Electric Railway Co., Ltd.	11,000	92,886
Keyence Corp.	1,760	435,280
Kikkoman Corp.	6,000	74,201
Kinden Corp.	4,000	26,262
Kintetsu Corp.	62,000	247,229
Kirin Holdings Co., Ltd.	33,000	388,930
Kobe Steel Ltd.	95,000	114,117
Koito Manufacturing Co., Ltd.	4,000	56,019
Komatsu Ltd.	35,100	841,276
Konami Corp.	3,600	81,765
Konica Minolta Holdings, Inc.	18,000	141,853
Kubota Corp.	41,000	378,379
Kuraray Co., Ltd.	13,100	169,573
Kurita Water Industries Ltd.	4,300	99,423
Kyocera Corp.	5,800	500,813
Kyowa Hakko Kirin Co., Ltd.	10,000	102,743
Kyushu Electric Power Co., Inc.	15,400	182,690
Lawson, Inc.	2,300	160,914
Mabuchi Motor Co., Ltd.	1,100	43,835
Makita Corp.	4,300	151,182
Marubeni Corp.	63,000	419,312
Marui Group Co., Ltd.	8,500	64,872
Maruichi Steel Tube Ltd.	2,200	47,332
Mazda Motor Corp.*	97,500	132,342
McDonald’s Holdings Co. Japan Ltd.	2,576	72,481

Medipal Holdings Corp.	5,600	$79,236
MEIJI Holdings Co., Ltd.	2,111	96,907
Miraca Holdings, Inc.	2,100	87,319
Mitsubishi Chemical Holdings Corp.	51,500	226,811
Mitsubishi Corp.	53,700	1,084,396
Mitsubishi Electric Corp.	74,000	616,756
Mitsubishi Estate Co., Ltd.	48,000	861,078
Mitsubishi Gas Chemical Co., Inc.	15,000	85,252
Mitsubishi Heavy Industries Ltd.	116,000	471,021
Mitsubishi Logistics Corp.	5,000	52,772
Mitsubishi Materials Corp.	43,000	124,490
Mitsubishi Motors Corp.*	148,000	148,924
Mitsubishi Tanabe Pharma Corp.	8,600	123,572
Mitsubishi UFJ Financial Group, Inc.	486,700	2,329,245
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,220	92,492
Mitsui & Co., Ltd.	66,400	985,160
Mitsui Chemicals, Inc.	31,000	77,681
Mitsui Fudosan Co., Ltd.	32,000	620,761
Mitsui O.S.K. Lines Ltd.	44,000	158,492
Mizuho Financial Group, Inc.	871,235	1,474,855
MS&AD Insurance Group Holdings, Inc.	19,880	347,968
Murata Manufacturing Co., Ltd.	7,700	403,929
Nabtesco Corp.	3,600	80,042
Namco Bandai Holdings, Inc.	7,400	101,715
NEC Corp.*	99,000	153,662
Nexon Co., Ltd.*	3,500	68,472
NGK Insulators Ltd.	10,000	110,372
NGK Spark Plug Co., Ltd.	6,000	79,218
NHK Spring Co., Ltd.	6,300	67,835
Nidec Corp.	4,200	318,505
Nikon Corp.	13,000	394,931
Nintendo Co., Ltd.	4,000	466,736
Nippon Building Fund, Inc. (REIT)	24	232,392
Nippon Electric Glass Co., Ltd.	15,000	89,216
Nippon Express Co., Ltd.	32,000	132,099
Nippon Meat Packers, Inc.	7,000	92,701
Nippon Paper Group, Inc.	3,730	59,214
Nippon Steel Corp.	195,000	441,864
Nippon Telegraph & Telephone Corp.	16,424	763,094
Nippon Yusen KK	58,000	154,035
Nishi-Nippon City Bank Ltd.	29,000	70,668
Nissan Motor Co., Ltd.	95,000	899,716
Nisshin Seifun Group, Inc.	7,000	81,940
Nisshin Steel Co., Ltd.	29,000	40,717
Nissin Foods Holdings Co., Ltd.	2,200	83,821
Nitori Holdings Co., Ltd.	1,400	132,569
Nitto Denko Corp.	6,300	268,697
NKSJ Holdings, Inc.	14,225	303,185
NOK Corp.	4,000	85,179
Nomura Holdings, Inc.	138,600	517,608
Nomura Real Estate Holdings, Inc.	3,800	69,579
Nomura Real Estate Office Fund, Inc. (REIT)	11	62,108
Nomura Research Institute Ltd.	3,900	85,957
NSK Ltd.	17,000	109,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

NTN Corp.	18,000	$56,526
NTT Data Corp.	48	147,389
NTT DoCoMo, Inc.	584	971,880
NTT Urban Development Corp.	57	46,058
Obayashi Corp.	25,000	109,546
Odakyu Electric Railway Co., Ltd.	24,000	238,781
OJI Paper Co., Ltd.	32,000	122,877
Olympus Corp.*	8,300	134,616
Omron Corp.	7,700	162,581
Ono Pharmaceutical Co., Ltd.	3,100	194,987
Oracle Corp. Japan	1,600	68,863
Oriental Land Co., Ltd.	1,900	217,296
ORIX Corp.	4,000	372,313
Osaka Gas Co., Ltd.	72,000	301,794
Otsuka Corp.	700	60,054
Otsuka Holdings Co., Ltd.	13,500	413,645
Panasonic Corp.	84,300	685,661
Rakuten, Inc.	27,700	286,856
Resona Holdings, Inc.	72,005	297,192
Ricoh Co., Ltd.	23,000	194,159
Rinnai Corp.	1,200	82,677
Rohm Co., Ltd.	3,700	142,320
Sankyo Co., Ltd.	2,000	97,580
Sanrio Co., Ltd.	1,700	61,961
Santen Pharmaceutical Co., Ltd.	2,800	114,835
SBI Holdings, Inc.	852	63,184
Secom Co., Ltd.	8,000	367,224
Sega Sammy Holdings, Inc.	8,100	164,744
Seiko Epson Corp.	5,000	50,682
Sekisui Chemical Co., Ltd.	16,000	148,995
Sekisui House Ltd.	20,000	188,760
Seven & I Holdings Co., Ltd.	28,800	867,782
Seven Bank Ltd.	23,200	59,533
Sharp Corp.	38,000	192,899
Shikoku Electric Power Co., Inc.	6,100	129,528
Shimadzu Corp.	9,000	77,660
Shimamura Co., Ltd.	800	92,538
Shimano, Inc.	2,900	189,689
Shimizu Corp.	23,000	79,831
Shin-Etsu Chemical Co., Ltd.	15,700	863,760
Shinsei Bank Ltd.	57,000	69,159
Shionogi & Co., Ltd.	11,400	155,024
Shiseido Co., Ltd.	13,700	215,987
Shizuoka Bank Ltd.	20,000	205,655
Showa Denko KK	57,000	110,775
Showa Shell Sekiyu KK	7,500	45,932
SMC Corp.	2,100	363,457
Softbank Corp.	33,800	1,256,655
Sojitz Corp.	47,600	78,760
Sony Corp.	38,400	546,455
Sony Financial Holdings, Inc.	6,600	107,960
Square Enix Holdings Co., Ltd.	2,500	39,420
Stanley Electric Co., Ltd.	5,500	84,899
Sumco Corp.*	3,300	29,948
Sumitomo Chemical Co., Ltd.	54,000	166,068
Sumitomo Corp.	43,000	601,592
Sumitomo Electric Industries Ltd.	28,800	358,067
Sumitomo Heavy Industries Ltd.	21,000	94,291
Sumitomo Metal Industries Ltd.	128,000	210,706
Sumitomo Metal Mining Co., Ltd.	20,000	225,108

Sumitomo Mitsui Financial Group, Inc.	51,297	$1,692,230
Sumitomo Mitsui Trust Holdings, Inc.	118,680	354,555
Sumitomo Realty & Development Co., Ltd.	14,000	344,467
Sumitomo Rubber Industries Ltd.	6,500	84,685
Suruga Bank Ltd.	8,000	81,937
Suzuken Co., Ltd.	2,700	91,065
Suzuki Motor Corp.	13,600	278,770
Sysmex Corp.	2,700	106,705
T&D Holdings, Inc.	22,100	235,705
Taiheiyo Cement Corp.	38,000	87,193
Taisei Corp.	39,000	104,478
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	118,354
Taiyo Nippon Sanso Corp.	10,000	58,423
Takashimaya Co., Ltd.	10,000	76,781
Takeda Pharmaceutical Co., Ltd.	30,200	1,370,457
TDK Corp.	4,700	190,768
Teijin Ltd.	36,000	109,533
Terumo Corp.	5,500	225,958
THK Co., Ltd.	4,600	87,135
Tobu Railway Co., Ltd.	39,000	205,435
Toho Co., Ltd.	4,300	74,275
Toho Gas Co., Ltd.	16,000	99,372
Tohoku Electric Power Co., Inc.*	17,300	173,811
Tokio Marine Holdings, Inc.	27,700	696,485
Tokyo Electric Power Co., Inc.*	55,100	106,499
Tokyo Electron Ltd.	6,500	303,982
Tokyo Gas Co., Ltd.	94,000	480,064
Tokyu Corp.	43,000	202,400
Tokyu Land Corp.	18,000	89,353
TonenGeneral Sekiyu KK	11,000	97,637
Toppan Printing Co., Ltd.	21,000	140,387
Toray Industries, Inc.	56,000	381,934
Toshiba Corp.	154,000	584,479
Tosoh Corp.	20,000	54,310
TOTO Ltd.	11,000	82,146
Toyo Seikan Kaisha Ltd.	5,800	70,273
Toyo Suisan Kaisha Ltd.	3,000	80,084
Toyoda Gosei Co., Ltd.	2,000	45,982
Toyota Boshoku Corp.	1,700	20,631
Toyota Industries Corp.	5,800	165,709
Toyota Motor Corp.	104,700	4,219,994
Toyota Tsusho Corp.	8,100	154,498
Trend Micro, Inc.	4,000	118,096
Tsumura & Co.	2,300	60,862
Ube Industries Ltd.	38,000	88,196
Unicharm Corp.	4,300	244,958
Ushio, Inc.	4,000	49,456
USS Co., Ltd.	830	89,654
West Japan Railway Co.	6,500	267,725
Yahoo! Japan Corp.	555	179,613
Yakult Honsha Co., Ltd.	3,700	144,852
Yamada Denki Co., Ltd.	3,130	159,756
Yamaguchi Financial Group, Inc.	8,000	70,515
Yamaha Corp.	6,400	65,857
Yamaha Motor Co., Ltd.	10,700	102,082
Yamato Holdings Co., Ltd.	13,600	218,968
Yamato Kogyo Co., Ltd.	1,800	50,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Yamazaki Baking Co., Ltd.	3,000	$39,283
Yaskawa Electric Corp.	9,000	68,301
Yokogawa Electric Corp.	8,200	84,638

		80,410,135

Luxembourg (0.2%)
ArcelorMittal S.A.	34,988	540,497
Millicom International Cellular S.A. (SDR)	2,503	236,153
SES S.A. (FDR)	10,299	243,544
Tenaris S.A.	18,026	315,167

		1,335,361

Macau (0.1%)
Sands China Ltd.	92,000	294,708
Wynn Macau Ltd.	59,200	139,204

		433,912

Mexico (0.0%)
Fresnillo plc	6,837	156,909

Netherlands (2.9%)
Aegon N.V.	65,589	305,519
Akzo Nobel N.V.	8,845	416,068
ASML Holding N.V.	15,741	802,120
Corio N.V. (REIT)	2,317	102,055
D.E Master Blenders 1753 N.V.*	22,712	256,092
Delta Lloyd N.V.	3,892	54,043
European Aeronautic Defence and Space Co. N.V.	15,655	555,167
Fugro N.V. (CVA)	2,638	160,297
Gemalto N.V.	2,865	206,040
Heineken Holding N.V.	3,581	160,279
Heineken N.V.	8,973	468,703
ING Groep N.V. (CVA)*	146,301	987,068
Koninklijke (Royal) KPN N.V.	53,320	510,561
Koninklijke Ahold N.V.	40,644	503,636
Koninklijke Boskalis Westminster N.V.	2,692	88,839
Koninklijke DSM N.V.	5,886	290,400
Koninklijke Philips Electronics N.V.	38,996	771,092
Koninklijke Vopak N.V.	2,680	171,859
QIAGEN N.V.*	8,884	148,349
Randstad Holding N.V.	4,562	134,725
Reed Elsevier N.V.	26,253	300,317
Royal Dutch Shell plc, Class A	139,284	4,691,955
Royal Dutch Shell plc, Class B	101,296	3,535,249
SBM Offshore N.V.*	6,524	90,542
TNT Express N.V.	11,458	134,034
Unilever N.V. (CVA)	62,231	2,082,898
Wolters Kluwer N.V.	11,507	183,186

		18,111,093

New Zealand (0.1%)
Auckland International Airport Ltd.	35,208	69,079
Contact Energy Ltd.*	13,498	52,260
Fletcher Building Ltd.	25,859	122,306
SKYCITY Entertainment Group Ltd.	22,355	61,036

Telecom Corp. of New Zealand Ltd.	73,338	$140,833

		445,514

Norway (0.4%)
Aker Solutions ASA	6,252	89,019
DNB ASA	37,306	371,129
Gjensidige Forsikring ASA	7,613	88,573
Norsk Hydro ASA	35,507	160,251
Orkla ASA	29,442	213,704
Statoil ASA	42,629	1,019,346
Telenor ASA	27,631	460,817
Yara International ASA	7,165	313,780

		2,716,619

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	76,252	52,072
EDP - Energias de Portugal S.A.	72,819	172,028
Galp Energia SGPS S.A., Class B	8,819	111,855
Jeronimo Martins SGPS S.A.	8,396	141,679
Portugal Telecom SGPS S.A. (Registered)	25,635	112,667

		590,301

Singapore (1.1%)
Ascendas Real Estate Investment Trust (REIT)	67,000	114,393
CapitaLand Ltd.	98,000	211,554
CapitaMall Trust (REIT)	82,000	124,214
CapitaMalls Asia Ltd.	55,032	68,628
City Developments Ltd.	19,000	169,801
ComfortDelGro Corp., Ltd.	72,000	88,226
Cosco Corp., (Singapore) Ltd.	45,000	35,319
DBS Group Holdings Ltd.	69,000	761,621
Fraser and Neave Ltd.	35,000	195,051
Genting Singapore plc	232,941	261,417
Global Logistic Properties Ltd.*	79,000	131,608
Golden Agri-Resources Ltd.	254,609	136,110
Hutchison Port Holdings Trust, Class U	199,000	142,261
Jardine Cycle & Carriage Ltd.	4,000	147,581
Keppel Corp., Ltd.	54,900	449,856
Keppel Land Ltd.	31,000	79,677
Neptune Orient Lines Ltd.*	44,000	38,839
Olam International Ltd.	56,000	81,492
Oversea-Chinese Banking Corp., Ltd.	97,000	677,631
SembCorp Industries Ltd.	37,000	151,268
SembCorp Marine Ltd.	32,000	122,184
Singapore Airlines Ltd.	21,000	172,635
Singapore Exchange Ltd.	33,000	165,661
Singapore Press Holdings Ltd.	39,000	120,426
Singapore Technologies Engineering Ltd.	58,000	143,130
Singapore Telecommunications Ltd.	304,000	794,911
StarHub Ltd.	22,890	62,065
United Overseas Bank Ltd.	48,000	713,307
UOL Group Ltd.	20,000	78,405
Wilmar International Ltd.	73,000	209,863

		6,649,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Spain (1.6%)
Abertis Infraestructuras S.A.*†	624	$8,449
Abertis Infraestructuras S.A.	12,498	169,222
Acciona S.A.	967	57,744
Acerinox S.A.	4,034	45,319
ACS Actividades de Construccion y Servicios S.A.	5,400	115,763
Amadeus IT Holding S.A., Class A	11,951	253,088
Banco Bilbao Vizcaya Argentaria S.A.	179,864	1,296,344
Banco de Sabadell S.A.	76,517	149,349
Banco Popular Espanol S.A.	37,377	84,738
Banco Santander S.A.	354,206	2,365,668
Bankia S.A.*	33,028	38,799
CaixaBank	28,757	94,061
Distribuidora Internacional de Alimentacion S.A.*	21,992	103,362
Enagas S.A.	6,824	124,525
Ferrovial S.A.	15,508	174,855
Gas Natural SDG S.A.	13,243	170,117
Grifols S.A.*	5,272	133,723
Iberdrola S.A.	146,040	691,484
Inditex S.A.	8,332	861,776
Mapfre S.A.	29,316	59,757
Red Electrica Corporacion S.A.	4,127	179,977
Repsol YPF S.A.	30,310	487,330
Telefonica S.A.	156,923	2,070,291
Zardoya Otis S.A.*†	279	3,105
Zardoya Otis S.A.	5,584	62,137

		9,800,983

Sweden (1.8%)
Alfa Laval AB	12,883	221,375
Assa Abloy AB, Class B	12,549	350,907
Atlas Copco AB, Class A	25,643	553,667
Atlas Copco AB, Class B	14,893	284,751
Boliden AB	10,430	145,896
Electrolux AB	9,169	183,070
Elekta AB, Class B	3,292	150,128
Getinge AB, Class B	7,634	189,177
Hennes & Mauritz AB, Class B	36,441	1,310,158
Hexagon AB, Class B	8,435	145,459
Holmen AB, Class B	2,055	55,945
Husqvarna AB, Class B	16,968	80,326
Industrivarden AB, Class C	4,618	59,611
Investment AB Kinnevik, Class B	7,841	157,486
Investor AB, Class B	17,386	332,627
Lundin Petroleum AB*	8,490	159,273
Modern Times Group AB, Class B	1,855	86,089
Nordea Bank AB	100,474	869,853
Ratos AB, Class B	7,295	69,385
Sandvik AB	38,501	495,672
Scania AB, Class B	12,206	209,588
Securitas AB, Class B	11,928	92,793
Skandinaviska Enskilda Banken AB, Class A	53,840	350,954
Skanska AB, Class B	13,680	209,808
SKF AB, Class B	14,941	295,590
SSAB AB, Class A	5,993	49,871
Svenska Cellulosa AB, Class B	22,053	331,200

Svenska Handelsbanken AB, Class A	18,704	$616,563
Swedbank AB, Class A	30,904	488,707
Swedish Match AB	8,129	328,069
Tele2 AB, Class B	12,096	187,470
Telefonaktiebolaget LM Ericsson, Class B	115,035	1,049,685
TeliaSonera AB	82,674	528,897
Volvo AB, Class B	53,034	607,540

		11,247,590

Switzerland (5.3%)
ABB Ltd. (Registered)*	83,739	1,366,639
Actelion Ltd. (Registered)*	4,219	173,283
Adecco S.A. (Registered)*	5,055	224,956
Aryzta AG*	3,222	160,119
Baloise Holding AG (Registered)	1,810	119,488
Banque Cantonale Vaudoise (Registered)	96	50,922
Barry Callebaut AG (Registered)*	69	62,681
Cie Financiere Richemont S.A., Class A	19,938	1,094,208
Credit Suisse Group AG (Registered)*	44,342	810,074
GAM Holding AG*	7,471	83,173
Geberit AG (Registered)*	1,387	273,591
Givaudan S.A. (Registered)*	317	311,351
Glencore International plc	51,098	237,388
Holcim Ltd. (Registered)*	8,890	492,523
Julius Baer Group Ltd.*	7,887	285,559
Kuehne + Nagel International AG (Registered)	2,060	218,041
Lindt & Spruengli AG*	34	105,097
Lindt & Spruengli AG (Registered)*	4	146,951
Lonza Group AG (Registered)*	1,916	79,785
Nestle S.A. (Registered)	125,652	7,495,320
Novartis AG (Registered)	87,659	4,889,614
Pargesa Holding S.A.	1,028	61,256
Partners Group Holding AG	508	90,313
Roche Holding AG	26,646	4,599,831
Schindler Holding AG	1,855	207,444
Schindler Holding AG (Registered)	820	92,464
SGS S.A. (Registered)	209	391,622
Sika AG	78	150,223
Sonova Holding AG (Registered)*	1,874	180,834
STMicroelectronics N.V.	24,302	133,650
Straumann Holding AG (Registered)	309	45,383
Sulzer AG (Registered)	913	108,238
Swatch Group AG	1,178	466,088
Swatch Group AG (Registered)	1,654	115,075
Swiss Life Holding AG (Registered)*	1,161	109,557
Swiss Prime Site AG (Registered)*	1,744	145,562
Swiss Reinsurance AG*	13,443	844,528
Swisscom AG (Registered)	890	357,780
Syngenta AG (Registered)	3,613	1,233,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Transocean Ltd.	13,208	$593,656
UBS AG (Registered)*	139,026	1,625,825
Wolseley plc	10,876	406,353
Xstrata plc	79,272	1,000,572
Zurich Insurance Group AG*	5,563	1,255,122

		32,895,557

United Kingdom (11.9%)
3i Group plc	36,981	114,485
Aberdeen Asset Management plc	30,164	122,846
Admiral Group plc	7,723	144,450
Aggreko plc	10,153	330,269
AMEC plc	12,670	199,972
Anglo American plc	50,547	1,658,446
Antofagasta plc	15,051	258,313
ARM Holdings plc	51,497	410,091
Associated British Foods plc	13,593	273,499
AstraZeneca plc	48,794	2,181,039
Aviva plc	109,322	467,951
Babcock International Group plc	13,692	183,211
BAE Systems plc	121,336	549,091
Balfour Beatty plc	26,182	122,641
Barclays plc	442,411	1,132,480
BG Group plc	129,504	2,650,664
BHP Billiton plc	79,919	2,282,201
BP plc	719,936	4,823,686
British American Tobacco plc	74,632	3,798,641
British Land Co. plc (REIT)	32,219	258,097
British Sky Broadcasting Group plc	41,546	453,436
BT Group plc	296,904	984,214
Bunzl plc	12,600	206,411
Burberry Group plc	16,732	349,016
Capita plc	24,920	256,245
Capital Shopping Centres Group plc (REIT)	21,274	107,592
Carnival plc	6,990	239,200
Centrica plc	197,523	984,687
Cobham plc	42,080	153,257
Compass Group plc	72,451	759,955
Croda International plc	4,870	172,918
Diageo plc	94,719	2,436,671
Eurasian Natural Resources Corp.	9,809	64,014
Evraz plc	10,803	44,212
G4S plc	53,821	235,372
GKN plc	59,232	168,656
GlaxoSmithKline plc	191,487	4,342,127
Hammerson plc (REIT)	27,169	189,390
HSBC Holdings plc	683,693	6,028,422
ICAP plc	21,182	112,143
IMI plc	11,543	150,655
Imperial Tobacco Group plc	37,765	1,453,086
Inmarsat plc	17,295	133,038
InterContinental Hotels Group plc	11,074	267,631
International Consolidated Airlines Group S.A.*	35,305	88,724
International Power plc†	58,326	381,479
Intertek Group plc	6,109	256,746
Invensys plc	30,928	107,958

Investec plc	20,442	$119,334
ITV plc	140,867	170,044
J Sainsbury plc	46,548	220,478
Johnson Matthey plc	8,191	284,012
Kazakhmys plc	8,159	92,882
Kingfisher plc	90,246	408,049
Land Securities Group plc (REIT)	29,599	343,269
Legal & General Group plc	224,139	449,419
Lloyds Banking Group plc*	1,574,757	774,577
London Stock Exchange Group plc	6,646	104,698
Lonmin plc	6,174	75,366
Man Group plc	71,887	85,950
Marks & Spencer Group plc	60,506	309,324
Meggitt plc	29,638	179,734
National Grid plc	135,955	1,439,032
Next plc	6,582	330,045
Old Mutual plc	184,677	439,521
Pearson plc	31,106	617,800
Petrofac Ltd.	9,895	216,320
Prudential plc	97,313	1,127,505
Randgold Resources Ltd.	3,185	286,608
Reckitt Benckiser Group plc	24,905	1,313,532
Reed Elsevier plc	46,439	372,556
Resolution Ltd.	54,390	167,102
Rexam plc	33,449	221,281
Rio Tinto plc	51,424	2,455,973
Rolls-Royce Holdings plc*	71,506	964,680
Rolls-Royce Holdings plc (Preference)*†(b)	7,579,636	11,871
Royal Bank of Scotland Group plc*	76,028	257,738
RSA Insurance Group plc	134,480	227,972
SABMiller plc	36,410	1,462,492
Sage Group plc	50,500	219,428
Schroders plc	4,302	90,559
Segro plc (REIT)	28,238	96,258
Serco Group plc	18,811	158,167
Severn Trent plc	9,063	234,734
Smith & Nephew plc	34,077	341,121
Smiths Group plc	14,973	238,325
SSE plc	35,783	780,131
Standard Chartered plc	90,888	1,981,434
Standard Life plc	88,853	325,854
Subsea 7 S.A.	10,736	213,130
Tate & Lyle plc	17,829	181,174
Tesco plc	306,218	1,488,481
TUI Travel plc	20,168	53,818
Tullow Oil plc	34,522	796,914
Unilever plc	49,028	1,647,789
United Utilities Group plc	26,015	275,253
Vedanta Resources plc	4,549	65,531
Vodafone Group plc	1,898,549	5,334,228
Weir Group plc	8,064	194,494
Whitbread plc	6,760	215,719
WM Morrison Supermarkets plc	88,377	368,842

		73,919,876

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

United States (0.0%)
Sims Metal Management Ltd.	6,254	$61,947

Total Common Stocks (59.3%) (Cost $391,080,071)		367,650,777

Total Investments (59.3%) (Cost $391,080,071)		367,650,777
Other Assets Less Liabilities (40.7%)		252,099,143

Net Assets (100%)		$619,749,920

*	Non-income producing.
†	Securities (totaling $405,242 or 0.1% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$610,333	$255,380	$—	$889,649	$42,137	$—

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	3,590	September-12	$97,179,824	$102,447,917	$5,268,093
E-Mini MSCI EAFE Index	27	September-12	1,818,713	1,922,130	103,417
FTSE 100 Index	703	September-12	59,569,247	60,808,419	1,239,172
SPI 200 Index	237	September-12	24,745,286	24,602,611	(142,675)
TOPIX Index	640	September-12	56,260,585	61,570,026	5,309,441

					$11,777,448

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	11,200	$14,183,773	$14,044,576	$139,197

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$38,794,432	$—	$38,794,432
Consumer Staples	—	43,800,358	—	43,800,358
Energy	—	30,695,632	338	30,695,970
Financials	—	83,052,935	—	83,052,935
Health Care	—	36,968,830	—	36,968,830
Industrials	39,520	45,805,166	23,425	45,868,111
Information Technology	—	16,553,583	—	16,553,583
Materials	—	35,339,358	—	35,339,358
Telecommunication Services	—	20,664,408	—	20,664,408
Utilities	—	15,531,313	381,479	15,912,792
Forward Currency Contracts	—	139,197	—	139,197
Futures	11,920,123	—	—	11,920,123

Total Assets	$11,959,643	$367,345,212	$405,242	$379,710,097

Liabilities:
Futures	$(142,675)	$—	$—	$(142,675)

Total Liabilities	$(142,675)	$—	$—	$(142,675)

Total	$11,816,968	$367,345,212	$405,242	$379,567,422

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Energy†	Investments in Securities-Industrials†	Investments in Securities-Utilities

Balance as of 12/31/11	$—	$5,440	$—
Total gains or losses (realized/unrealized) included in earnings	338	23,415	74,217
Purchases	—	—	85,545
Sales	—	(5,430)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	221,717
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$338	$23,425	$381,479

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$338	$23,425	$74,217

†	Security received through corporate action with $0 cost.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	139,197
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	11,920,123	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$12,059,320

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(142,675	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(142,675)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(730,758)	—	(730,758)
Credit contracts	—	—	—	—	—
Equity contracts	—	(4,881,262)	—	—	(4,881,262)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(4,881,262)	$(730,758)	$—	$(5,612,020)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	172,145	—	172,145
Credit contracts	—	—	—	—	—
Equity contracts	—	10,516,788	—	—	10,516,788
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$10,516,788	$172,145	$—	$10,688,933

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $24,139,000 and futures contracts with an average notional balance of approximately $192,022,000 during the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$112,452,699
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,443,352

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,718,182
Aggregate gross unrealized depreciation	(45,458,594)

Net unrealized depreciation	$(23,740,412)

Federal income tax cost of investments	$391,391,189

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,161,597)	$889,649
Unaffiliated Issuers (Cost $389,918,474)	366,761,128
Cash	1,802,043
Cash held as collateral at broker	14,810,100
Foreign cash (Cost $230,511,144)	226,639,034
Due from broker for futures variation margin	7,122,445
Dividends, interest and other receivables	1,414,106
Receivable from Separate Accounts for Trust shares sold	887,120
Unrealized appreciation on forward foreign currency contracts	139,197
Other assets	4,712

Total assets	620,469,534

LIABILITIES
Investment management fees payable	280,419
Payable for securities purchased	243,801
Administrative fees payable	76,652
Payable to Separate Accounts for Trust shares redeemed	33,566
Distribution fees payable - Class IB	20,357
Distribution fees payable - Class IA	22
Accrued expenses	64,797

Total liabilities	719,614

NET ASSETS	$619,749,920

Net assets were comprised of:
Paid in capital	$672,395,034
Accumulated undistributed net investment income (loss)	4,727,928
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(41,936,208)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(15,436,834)

Net assets	$619,749,920

Class IA
Net asset value, offering and redemption price per share, $112,462 / 10,535 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.68

Class IB
Net asset value, offering and redemption price per share, $106,192,603 / 9,944,637 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.68

Class K
Net asset value, offering and redemption price per share, $513,444,855 / 48,029,454 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.69

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends ($42,137 of dividend income received from affiliates) (net of $863,382 foreign withholding tax)	$8,719,628
Interest	141,286

Total income	8,860,914

EXPENSES
Investment management fees	1,236,834
Administrative fees	445,152
Distribution fees - Class IB	120,547
Recoupment fees	119,433
Custodian fees	47,430
Printing and mailing expenses	28,322
Professional fees	27,680
Trustees’ fees	7,406
Distribution fees - Class IA	143
Miscellaneous	10,406

Total expenses	2,043,353

NET INVESTMENT INCOME (LOSS)	6,817,561

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(1,292,428)
Futures	(4,881,262)
Foreign currency transactions	(2,380,931)

Net realized gain (loss)	(8,554,621)

Change in unrealized appreciation (depreciation) on:
Securities ($23,936 of change in unrealized appreciation (depreciation) from affiliates)	4,753,781
Futures	10,516,788
Foreign currency translations	(1,205,927)

Net change in unrealized appreciation (depreciation)	14,064,642

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,510,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,327,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,817,561	$6,113,163
Net realized gain (loss) on investments, futures and foreign currency transactions	(8,554,621)	(32,713,717)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	14,064,642	(49,411,137)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,327,582	(76,011,691)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(160,427)
Class IB	—	(1,215,340)
Class K†	—	(6,565,893)

	—	(7,941,660)

Distributions from net realized capital gains
Class IA	—	(2,800,292)
Class IB	—	(541,327)

	—	(3,341,619)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(11,283,279)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 10,628,157 shares, respectively ]	—	136,652,965
Capital shares issued in reinvestment of dividends and distributions [ 0 and 263,680 shares, respectively ]	—	2,960,719
Capital shares repurchased [ 0 and (30,390,253) shares, respectively ]	—	(344,324,182	)(z)

Total Class IA transactions	—	(204,710,498)

Class IB
Capital shares sold [ 2,096,449 and 4,762,081 shares, respectively ]	22,689,479	56,863,957
Capital shares issued in reinvestment of dividends and distributions [ 0 and 167,701 shares, respectively ]	—	1,756,667
Capital shares repurchased [ (197,827) and (335,571) shares, respectively ]	(2,183,466)	(4,179,354)

Total Class IB transactions	20,506,013	54,441,270

Class K†
Capital shares sold [ 10,693,246 and 37,616,443 shares, respectively ]	114,756,261	421,896,048	(z)
Capital shares issued in reinvestment of dividends [ 0 and 646,872 shares, respectively ]	—	6,565,893
Capital shares repurchased [ (823,414) and (103,693) shares, respectively ]	(9,515,108)	(1,114,386)

Total Class K transactions	105,241,153	427,347,555

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	125,747,166	277,078,327

TOTAL INCREASE (DECREASE) IN NET ASSETS	138,074,748	189,783,357
NET ASSETS:
Beginning of period	481,675,172	291,891,815

End of period (a)	$619,749,920	$481,675,172

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,727,928	$(2,089,633)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the AXA Tactical Manager International Portfolio exchanged approximately 30,275,736 Class IA shares for approximately 30,275,736 Class K shares. This exchange amounted to approximately $342,821,726.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,			May 27, 2009 to December 31, 2009
Class IA		2011	2010
Net asset value, beginning of period	$10.42	$12.71	$12.29		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.39 (e)	0.08	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.14	(2.40)	0.51		2.41

Total from investment operations	0.26	(2.01)	0.59		2.43

Less distributions:
Dividends from net investment income	—	(0.19)	(0.10)		(0.07)
Distributions from net realized gains	—	(0.09)	(0.07)		(0.07)

Total dividends and distributions	—	(0.28)	(0.17)		(0.14)

Net asset value, end of period	$10.68	$10.42	$12.71		$12.29

Total return (b)	2.50%	(15.83)%	4.93%		24.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112	$110	$247,999		$56,503
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.95%	0.70%	0.69%		0.70%
Before waivers and reimbursements (a)	0.95%	0.70%	0.76%		2.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.25%	3.04%	0.66%		0.23%
Before waivers and reimbursements (a)	2.25%	3.03%	0.60%		(1.08)%
Portfolio turnover rate	1%	2%	3%		24%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,			October 29, 2009* to December 31, 2009
Class IB		2011	2010
Net asset value, beginning of period	$10.42	$12.72	$12.29		$11.98

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.15 (e)	0.30	(e)	(0.18	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.14	(2.20)	0.27		0.62

Total from investment operations	0.26	(2.05)	0.57		0.44

Less distributions:
Dividends from net investment income	—	(0.16)	(0.07)		(0.06)
Distributions from net realized gains	—	(0.09)	(0.07)		(0.07)

Total dividends and distributions	—	(0.25)	(0.14)		(0.13)

Net asset value, end of period	$10.68	$10.42	$12.72		$12.29

Total return (b)	2.50%	(16.11)%	4.75%		3.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$106,193	$83,866	$43,893		$91
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.95%	0.95%	0.94%		0.94	%(c)
Before waivers and reimbursements (a)	0.95%	0.95%	1.01	%(c)	2.25	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.29%	1.29%	2.54%		(8.26)%
Before waivers and reimbursements (a)	2.29%	1.28%	2.50%		(9.62)%
Portfolio turnover rate	1%	2%	3%		24%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.42	$11.23

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	(0.03	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.13	(0.60)

Total from investment operations	0.27	(0.63)

Less distributions:
Dividends from net investment income	—	(0.18)

Net asset value, end of period	$10.69	$10.42

Total return (b)	2.59%	(5.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$513,445	$397,699
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%	0.70%
Before waivers and reimbursements (a)	0.70%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.52%	(0.82)%
Before waivers and reimbursements (a)	2.52%	(0.83)%
Portfolio turnover rate	1%	2%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM INTERNATIONAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	12.2%
Industrials	6.8
Consumer Staples	6.5
Consumer Discretionary	5.7
Health Care	5.5
Materials	5.2
Energy	4.5
Telecommunication Services	3.0
Information Technology	2.5
Utilities	2.3
Cash and Other	45.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,021.70	$4.48
Hypothetical (5% average return before expenses)	1,000.00	1,020.44	4.47
Class K
Actual	1,000.00	1,022.90	3.22
Hypothetical (5% average return before expenses)	1,000.00	1,021.68	3.22

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.89% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.7%)
AGL Energy Ltd.	61,780	$936,915
Alumina Ltd.	316,977	260,308
Amcor Ltd.	149,870	1,092,184
AMP Ltd.	347,515	1,379,885
APA Group	76,638	392,719
Asciano Ltd.	116,653	524,663
ASX Ltd.	21,248	651,811
Australia & New Zealand Banking Group Ltd.	329,470	7,479,330
Bendigo and Adelaide Bank Ltd.	49,960	380,825
BGP Holdings plc*†(b)	810,676	—
BHP Billiton Ltd.	397,336	12,951,785
Boral Ltd.	86,977	264,051
Brambles Ltd.	185,698	1,177,822
Caltex Australia Ltd.	17,753	248,011
Campbell Brothers Ltd.	8,387	469,863
Centro Retail Australia (REIT)	149,988	304,792
CFS Retail Property Trust Group (REIT)	244,242	485,749
Coca-Cola Amatil Ltd.	71,172	977,524
Cochlear Ltd.	7,260	491,691
Commonwealth Bank of Australia	194,528	10,645,813
Computershare Ltd.	53,177	406,509
Crown Ltd.	50,593	441,935
CSL Ltd.	64,269	2,606,647
Dexus Property Group (REIT)	567,163	542,495
Echo Entertainment Group Ltd.*	86,481	379,370
Echo Entertainment Group Ltd.*†	7,514	32,962
Fairfax Media Ltd.	284,831	163,072
Fortescue Metals Group Ltd.	171,466	876,313
Goodman Group (REIT)	187,547	710,883
GPT Group (REIT)	180,646	611,067
Harvey Norman Holdings Ltd.	69,888	140,757
Iluka Resources Ltd.	50,980	597,388
Incitec Pivot Ltd.	197,189	581,299
Insurance Australia Group Ltd.	259,335	929,337
Leighton Holdings Ltd.	18,786	316,673
Lend Lease Group	64,660	479,960
Lynas Corp., Ltd.*	203,533	179,958
Macquarie Group Ltd.	41,198	1,109,230
Metcash Ltd.	94,881	328,422
Mirvac Group (REIT)	409,663	536,499
National Australia Bank Ltd.	275,254	6,684,655
Newcrest Mining Ltd.	94,584	2,201,565
Orica Ltd.	45,397	1,155,492
Origin Energy Ltd.	134,997	1,698,053
OZ Minerals Ltd.	40,216	326,328
Qantas Airways Ltd.*	126,412	140,112
QBE Insurance Group Ltd.	141,677	1,953,327
QR National Ltd.	206,030	722,414
Ramsay Health Care Ltd.	15,975	371,070
Rio Tinto Ltd.	53,860	3,165,831
Santos Ltd.	116,370	1,278,023
Sonic Healthcare Ltd.	45,927	598,935
SP AusNet	173,875	181,530
Stockland Corp., Ltd. (REIT)	286,046	905,696

Suncorp Group Ltd.	156,964	$1,309,996
Sydney Airport	45,997	137,046
TABCORP Holdings Ltd.	90,852	273,770
Tatts Group Ltd.	165,001	444,793
Telstra Corp., Ltd.	533,302	2,020,877
Toll Holdings Ltd.	83,669	343,566
Transurban Group	160,612	936,467
Wesfarmers Ltd.	124,341	3,827,934
Westfield Group (REIT)	269,574	2,626,375
Westfield Retail Trust (REIT)	358,815	1,051,859
Westpac Banking Corp.	375,599	8,170,984
Whitehaven Coal Ltd.	56,073	241,305
Woodside Petroleum Ltd.	79,059	2,531,821
Woolworths Ltd.	151,525	4,167,614
WorleyParsons Ltd.	24,928	647,492

		103,201,447

Austria (0.1%)
Andritz AG	8,792	452,631
Erste Group Bank AG*	25,835	491,159
Immofinanz AG*	114,611	364,838
OMV AG	18,594	583,726
Raiffeisen Bank International AG	5,798	189,898
Telekom Austria AG	40,410	397,205
Verbund AG	8,787	201,157
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,483	181,116
Voestalpine AG	13,528	358,674

		3,220,404

Belgium (0.6%)
Ageas	278,471	551,592
Anheuser-Busch InBev N.V.	99,030	7,698,868
Belgacom S.A.	18,753	532,807
Colruyt S.A.	9,071	404,214
Delhaize Group S.A.	12,330	451,604
Groupe Bruxelles Lambert S.A.	10,150	689,792
KBC Groep N.V.	20,762	440,754
Mobistar S.A.	3,430	117,309
Solvay S.A.	7,224	714,690
Telenet Group Holding N.V.	6,669	291,315
UCB S.A.	13,344	673,360
Umicore S.A.	14,190	655,970

		13,222,275

Bermuda (0.1%)
Seadrill Ltd.	43,031	1,536,210

Cayman Islands (0.0%)
Veripos, Inc.*†	3,426	1,078

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	237,799	190,793

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	67	418,702
A. P. Moller - Maersk A/S, Class B	163	1,072,682
Carlsberg A/S, Class B	13,073	1,030,117
Coloplast A/S, Class B	2,910	523,018
Danske Bank A/S*	74,812	1,042,359

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

DSV A/S	24,186	$479,904
Novo Nordisk A/S, Class B	50,238	7,267,985
Novozymes A/S, Class B	29,539	765,646
TDC A/S	60,034	417,289
Tryg A/S	3,298	185,169
William Demant Holding A/S*	3,231	290,373

		13,493,244

Finland (0.4%)
Elisa Oyj	16,679	335,815
Fortum Oyj	55,072	1,046,389
Kesko Oyj, Class B	8,162	213,365
Kone Oyj, Class B	19,387	1,173,987
Metso Oyj	15,592	539,833
Neste Oil Oyj	14,917	168,080
Nokia Oyj	459,031	945,623
Nokian Renkaat Oyj	13,662	520,716
Orion Oyj, Class B	11,095	210,476
Pohjola Bank plc, Class A	17,429	203,546
Sampo Oyj, Class A	51,730	1,344,703
Stora Enso Oyj, Class R	68,119	420,426
UPM-Kymmene Oyj	63,588	720,690
Wartsila Oyj	20,328	668,224

		8,511,873

France (4.7%)
Accor S.A.	17,892	563,324
Aeroports de Paris S.A.	3,842	290,314
Air Liquide S.A.	40,225	4,602,170
Alcatel-Lucent S.A.*	283,858	471,612
Alstom S.A.	25,055	795,830
Arkema S.A.	7,483	490,304
AtoS	6,533	391,215
AXA S.A.‡	218,695	2,927,061
BNP Paribas S.A.	119,104	4,597,867
Bouygues S.A.	22,985	619,403
Bureau Veritas S.A.	6,891	612,545
Cap Gemini S.A.	17,936	661,194
Carrefour S.A.	71,590	1,322,832
Casino Guichard Perrachon S.A.	6,976	612,532
Christian Dior S.A.	6,810	937,877
Cie de Saint-Gobain S.A.	49,578	1,834,608
Cie Generale de Geophysique-Veritas*	17,171	443,660
Cie Generale des Etablissements Michelin	22,063	1,443,024
Cie Generale d’Optique Essilor International S.A.	24,917	2,314,642
CNP Assurances S.A.*	17,620	215,281
Credit Agricole S.A.*	119,151	525,957
Danone S.A.	71,357	4,430,013
Dassault Systemes S.A.	7,410	696,110
Edenred	20,327	576,793
EDF S.A.	28,860	642,531
Eurazeo S.A.	3,616	139,403
Eutelsat Communications S.A.	15,814	486,230
Fonciere des Regions (REIT)	3,145	226,586
France Telecom S.A.	229,214	3,016,377
GDF Suez S.A.	153,126	3,653,424
Gecina S.A. (REIT)	2,791	249,730
Groupe Eurotunnel S.A. (Registered)	67,635	549,982

ICADE (REIT)	3,029	$229,783
Iliad S.A.	2,718	393,262
Imerys S.A.	4,343	221,788
J.C. Decaux S.A.	8,043	177,474
Klepierre S.A. (REIT)	11,955	393,946
Lafarge S.A.	23,282	1,041,992
Lagardere S.C.A.	13,995	390,719
Legrand S.A.	28,920	983,572
L’Oreal S.A.	29,702	3,479,387
LVMH Moet Hennessy Louis Vuitton S.A.	31,324	4,774,353
Natixis S.A.	111,947	302,933
Pernod-Ricard S.A.	25,972	2,778,394
Peugeot S.A.*	27,943	276,330
PPR S.A.	9,449	1,349,314
Publicis Groupe S.A.	17,872	817,315
Remy Cointreau S.A.	2,670	292,521
Renault S.A.	23,959	960,659
Rexel S.A.	12,540	214,069
Safran S.A.	27,929	1,036,668
Sanofi S.A.	148,473	11,258,871
Schneider Electric S.A.	64,017	3,566,946
SCOR SE	20,465	496,530
Societe BIC S.A.	3,584	370,266
Societe Generale S.A.*	85,471	2,015,160
Sodexo S.A.	11,786	918,347
Suez Environnement Co. S.A.	33,165	357,005
Technip S.A.	12,338	1,287,533
Thales S.A.	11,502	380,615
Total S.A.	261,679	11,809,355
Unibail-Rodamco S.A. (REIT)	11,295	2,083,883
Vallourec S.A.	13,035	534,994
Veolia Environnement S.A.	41,785	528,756
Vinci S.A.	55,456	2,595,527
Vivendi S.A.	159,012	2,956,134
Wendel S.A.	3,935	291,158
Zodiac Aerospace	4,116	418,816

		103,324,806

Germany (4.3%)
Adidas AG	25,706	1,843,708
Allianz SE (Registered)	56,192	5,650,381
Axel Springer AG	4,929	211,951
BASF SE	113,271	7,871,050
Bayer AG (Registered)	102,016	7,356,238
Bayerische Motoren Werke (BMW) AG	40,747	2,952,444
Bayerische Motoren Werke (BMW) AG (Preference)	6,571	324,172
Beiersdorf AG	12,464	808,702
Brenntag AG	5,638	623,721
Celesio AG	9,487	154,915
Commerzbank AG*	447,328	759,869
Continental AG	9,747	812,503
Daimler AG (Registered)	111,580	5,018,193
Deutsche Bank AG (Registered)	114,643	4,166,506
Deutsche Boerse AG	24,088	1,300,084
Deutsche Lufthansa AG (Registered)	27,516	318,504
Deutsche Post AG (Registered)	104,868	1,857,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Deutsche Telekom AG (Registered)	347,027	$3,806,974
E.ON AG	222,371	4,789,973
Fraport AG	4,663	251,063
Fresenius Medical Care AG & Co. KGaA	25,628	1,813,992
Fresenius SE & Co. KGaA	15,160	1,572,020
GEA Group AG	21,838	579,851
Hannover Rueckversicherung AG (Registered)	7,601	451,332
HeidelbergCement AG	17,477	839,007
Henkel AG & Co. KGaA	16,233	899,577
Henkel AG & Co. KGaA (Preference)	22,108	1,468,231
Hochtief AG*	4,006	194,007
Hugo Boss AG	2,421	239,464
Infineon Technologies AG	135,200	916,717
K+S AG (Registered)	21,013	958,749
Kabel Deutschland Holding AG*	11,089	690,099
Lanxess AG	10,151	640,313
Linde AG	20,996	3,270,296
MAN SE	5,331	544,838
Merck KGaA	7,859	784,265
Metro AG	15,791	460,633
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	22,111	3,119,639
Porsche Automobil Holding SE (Preference)	18,720	932,173
ProSiebenSat.1 Media AG (Preference)	10,206	227,828
RWE AG	59,973	2,451,633
RWE AG (Preference)	4,396	162,751
Salzgitter AG	4,703	193,332
SAP AG	113,552	6,705,648
Siemens AG (Registered)	101,462	8,528,666
Suedzucker AG	7,562	267,496
ThyssenKrupp AG	47,701	777,112
United Internet AG (Registered)	12,518	214,892
Volkswagen AG	3,685	555,967
Volkswagen AG (Preference)	17,878	2,834,514
Wacker Chemie AG	1,881	129,290

		94,302,613

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	25,245	447,855
OPAP S.A.	28,968	182,293

		630,148

Hong Kong (1.6%)
AIA Group Ltd.	1,257,300	4,335,103
ASM Pacific Technology Ltd.	23,277	296,831
Bank of East Asia Ltd.	169,321	609,778
BOC Hong Kong Holdings Ltd.	452,423	1,389,415
Cathay Pacific Airways Ltd.	141,368	228,669
Cheung Kong Holdings Ltd.	172,508	2,129,481
Cheung Kong Infrastructure Holdings Ltd.	56,113	338,029
CLP Holdings Ltd.	223,628	1,902,061
First Pacific Co., Ltd.	262,000	272,290

Foxconn International Holdings Ltd.*	277,551	$101,238
Galaxy Entertainment Group Ltd.*	174,600	438,562
Hang Lung Group Ltd.	106,000	653,283
Hang Lung Properties Ltd.	279,111	950,103
Hang Seng Bank Ltd.	95,032	1,302,379
Henderson Land Development Co., Ltd.	118,496	658,339
Hong Kong & China Gas Co., Ltd.	646,328	1,372,981
Hong Kong Exchanges and Clearing Ltd.	127,122	1,823,561
Hopewell Holdings Ltd.	64,362	184,120
Hutchison Whampoa Ltd.	263,533	2,279,267
Hysan Development Co., Ltd.	78,907	300,131
Kerry Properties Ltd.	90,824	389,176
Li & Fung Ltd.	702,650	1,363,456
Lifestyle International Holdings Ltd.	59,750	131,514
Link REIT (REIT)	275,619	1,126,850
MGM China Holdings Ltd.	109,200	167,952
MTR Corp., Ltd.	181,516	621,186
New World Development Co., Ltd.	443,529	523,626
Noble Group Ltd.	461,130	411,712
NWS Holdings Ltd.	171,371	249,533
Orient Overseas International Ltd.	25,205	123,512
PCCW Ltd.	495,065	181,874
Power Assets Holdings Ltd.	169,165	1,270,157
Shangri-La Asia Ltd.	196,635	377,122
Sino Land Co., Ltd.	357,907	543,290
SJM Holdings Ltd.	230,200	429,518
Sun Hung Kai Properties Ltd.	192,108	2,279,613
Swire Pacific Ltd., Class A	84,812	989,285
Wharf Holdings Ltd.	187,734	1,043,720
Wheelock & Co., Ltd.	115,774	439,912
Wing Hang Bank Ltd.	22,351	216,611
Yue Yuen Industrial Holdings Ltd.	87,837	276,501

		34,721,741

Ireland (0.4%)
CRH plc (BATS Europe Exchange)	58,550	1,125,620
CRH plc (London Stock Exchange)	30,276	587,522
Elan Corp. plc*	61,951	903,085
Experian plc	124,531	1,759,146
Irish Bank Resolution Corp., Ltd.*†(b)	52,563	—
James Hardie Industries SE (CDI)	54,887	449,567
Kerry Group plc (Euro Comp Exchange), Class A	6,912	301,906
Kerry Group plc, Class A	11,225	491,408
Ryanair Holdings plc (ADR)*	2,587	78,645
Shire plc	69,590	2,000,065
WPP plc	154,680	1,880,028

		9,576,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Israel (0.3%)
Bank Hapoalim B.M.	127,473	$394,960
Bank Leumi Le-Israel B.M.*	146,657	357,606
Bezeq Israeli Telecommunication Corp., Ltd.	218,691	231,406
Delek Group Ltd.	474	70,004
Elbit Systems Ltd.	2,981	103,155
Israel Chemicals Ltd.	53,841	594,394
Israel Corp., Ltd.	273	153,697
Mizrahi Tefahot Bank Ltd.*	15,426	120,168
NICE Systems Ltd.*	7,244	264,457
Teva Pharmaceutical Industries Ltd.	116,062	4,574,699

		6,864,546

Italy (1.1%)
Assicurazioni Generali S.p.A.	145,075	1,968,757
Atlantia S.p.A.	40,997	523,621
Autogrill S.p.A.	14,283	129,712
Banca Monte dei Paschi di Siena S.p.A.*	742,310	186,229
Banco Popolare S.c.a.r.l.*	211,602	284,442
Enel Green Power S.p.A.	209,926	332,828
Enel S.p.A.	811,839	2,619,869
Eni S.p.A.	296,289	6,323,214
Exor S.p.A.	8,215	176,910
Fiat Industrial S.p.A.	104,274	1,027,559
Fiat S.p.A.*	106,008	536,409
Finmeccanica S.p.A.*	49,901	201,798
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	126,795	145,178
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	1,232,407	1,762,719
Luxottica Group S.p.A.	14,856	520,905
Mediaset S.p.A.	86,540	151,404
Mediobanca S.p.A.	61,493	272,313
Pirelli & C. S.p.A.	28,656	302,280
Prysmian S.p.A.	25,363	379,362
Saipem S.p.A.	32,432	1,444,379
Snam S.p.A.	196,352	875,339
Telecom Italia S.p.A.	1,149,080	1,132,347
Telecom Italia S.p.A. (RNC)	757,015	608,943
Terna Rete Elettrica Nazionale S.p.A.	158,089	569,612
UniCredit S.p.A.*	504,012	1,909,833
Unione di Banche Italiane S.c.p.A.	106,477	349,480

		24,735,442

Japan (11.8%)
ABC-Mart, Inc.	3,060	114,364
Advantest Corp.	18,802	294,028
Aeon Co., Ltd.	73,248	913,038
Aeon Credit Service Co., Ltd.	9,062	168,040
Aeon Mall Co., Ltd.	9,438	200,752
Air Water, Inc.	17,000	205,624
Aisin Seiki Co., Ltd.	24,062	800,719
Ajinomoto Co., Inc.	80,832	1,123,722
Alfresa Holdings Corp.	4,934	261,519
All Nippon Airways Co., Ltd.	102,698	291,248
Amada Co., Ltd.	45,852	271,966
Aozora Bank Ltd.	74,082	176,818

Asahi Glass Co., Ltd.	124,248	$836,300
Asahi Group Holdings Ltd.	47,013	1,009,725
Asahi Kasei Corp.	156,922	851,313
Asics Corp.	19,605	249,091
Astellas Pharma, Inc.	54,970	2,401,086
Bank of Kyoto Ltd.	40,918	309,935
Bank of Yokohama Ltd.	147,300	695,723
Benesse Holdings, Inc.	8,526	381,180
Bridgestone Corp.	79,736	1,828,965
Brother Industries Ltd.	29,785	340,877
Canon, Inc.	139,970	5,604,786
Casio Computer Co., Ltd.	29,273	191,940
Central Japan Railway Co.	184	1,454,155
Chiba Bank Ltd.	91,328	548,515
Chiyoda Corp.	19,000	232,767
Chubu Electric Power Co., Inc.	80,146	1,301,238
Chugai Pharmaceutical Co., Ltd.	26,653	504,598
Chugoku Bank Ltd.	22,489	293,034
Chugoku Electric Power Co., Inc.	37,338	614,753
Citizen Holdings Co., Ltd.	34,211	200,807
Coca-Cola West Co., Ltd.	6,689	116,639
Cosmo Oil Co., Ltd.	64,778	164,729
Credit Saison Co., Ltd.	18,884	419,042
Dai Nippon Printing Co., Ltd.	68,838	538,982
Daicel Corp.	34,045	209,089
Daido Steel Co., Ltd.	33,481	208,511
Daihatsu Motor Co., Ltd.	24,800	434,454
Dai-ichi Life Insurance Co., Ltd.	1,059	1,226,742
Daiichi Sankyo Co., Ltd.	82,513	1,389,275
Daikin Industries Ltd.	28,477	799,576
Dainippon Sumitomo Pharma Co., Ltd.	19,108	194,897
Daito Trust Construction Co., Ltd.	9,062	859,632
Daiwa House Industry Co., Ltd.	61,342	870,852
Daiwa Securities Group, Inc.	201,824	759,872
DeNA Co., Ltd.	12,586	334,095
Denki Kagaku Kogyo KK	55,282	192,946
Denso Corp.	60,288	2,052,745
Dentsu, Inc.	22,622	669,216
East Japan Railway Co.	42,132	2,645,219
Eisai Co., Ltd.	31,146	1,367,432
Electric Power Development Co., Ltd.	14,697	385,441
FamilyMart Co., Ltd.	7,596	347,800
FANUC Corp.	23,756	3,903,045
Fast Retailing Co., Ltd.	6,584	1,321,721
Fuji Electric Co., Ltd.	73,712	180,036
Fuji Heavy Industries Ltd.	72,520	585,374
Fujifilm Holdings Corp.	57,132	1,080,100
Fujitsu Ltd.	228,258	1,093,744
Fukuoka Financial Group, Inc.	91,017	355,653
Furukawa Electric Co., Ltd.	83,712	198,344
Gree, Inc.	10,609	213,192
GS Yuasa Corp.	41,037	187,571
Gunma Bank Ltd.	48,726	230,492
Hachijuni Bank Ltd.	52,684	274,098
Hakuhodo DY Holdings, Inc.	2,714	179,697
Hamamatsu Photonics KK	8,600	291,213
Hankyu Hanshin Holdings, Inc.	138,000	696,871
Hino Motors Ltd.	29,170	210,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Hirose Electric Co., Ltd.	3,834	$379,081
Hisamitsu Pharmaceutical Co., Inc.	7,533	371,023
Hitachi Chemical Co., Ltd.	13,912	218,014
Hitachi Construction Machinery Co., Ltd.	12,887	242,609
Hitachi High-Technologies Corp.	8,082	199,165
Hitachi Ltd.	558,589	3,435,390
Hitachi Metals Ltd.	21,614	257,506
Hokkaido Electric Power Co., Inc.	22,332	288,636
Hokuriku Electric Power Co.	20,762	323,120
Honda Motor Co., Ltd.	201,196	7,008,588
Hoya Corp.	54,098	1,191,986
Ibiden Co., Ltd.	15,466	279,310
Idemitsu Kosan Co., Ltd.	2,610	233,397
IHI Corp.	155,166	331,159
INPEX Corp.	270	1,513,707
Isetan Mitsukoshi Holdings Ltd.	44,832	475,559
Isuzu Motors Ltd.	147,862	790,516
ITOCHU Corp.	184,968	1,940,991
ITOCHU Techno-Solutions Corp.	2,875	139,086
Iyo Bank Ltd.	32,422	258,755
J. Front Retailing Co., Ltd.	61,332	308,147
Japan Petroleum Exploration Co.	3,590	136,689
Japan Prime Realty Investment Corp. (REIT)	79	222,539
Japan Real Estate Investment Corp. (REIT)	66	606,784
Japan Retail Fund Investment Corp. (REIT)	232	367,871
Japan Steel Works Ltd.	35,978	198,565
Japan Tobacco, Inc.	111,400	3,301,178
JFE Holdings, Inc.	57,524	961,859
JGC Corp.	26,674	772,033
Joyo Bank Ltd.	76,520	348,377
JS Group Corp.	32,177	680,719
JSR Corp.	21,282	369,203
JTEKT Corp.	27,918	288,364
Jupiter Telecommunications Co., Ltd.	252	257,245
JX Holdings, Inc.	276,671	1,421,257
Kajima Corp.	108,261	317,647
Kamigumi Co., Ltd.	27,296	217,869
Kaneka Corp.	35,356	195,614
Kansai Electric Power Co., Inc.	93,377	1,118,623
Kansai Paint Co., Ltd.	26,548	284,283
Kao Corp.	65,233	1,799,125
Kawasaki Heavy Industries Ltd.	171,160	468,299
Kawasaki Kisen Kaisha Ltd.*	83,838	165,950
KDDI Corp.	334	2,154,414
Keikyu Corp.	59,534	541,698
Keio Corp.	71,653	519,480
Keisei Electric Railway Co., Ltd.	33,784	285,278
Keyence Corp.	5,743	1,420,347
Kikkoman Corp.	20,883	258,256
Kinden Corp.	14,304	93,912
Kintetsu Corp.	195,020	777,655
Kirin Holdings Co., Ltd.	106,609	1,256,467

Kobe Steel Ltd.	300,905	$361,458
Koito Manufacturing Co., Ltd.	11,000	154,051
Komatsu Ltd.	115,528	2,768,971
Konami Corp.	11,812	268,279
Konica Minolta Holdings, Inc.	57,064	449,706
Kubota Corp.	134,492	1,241,193
Kuraray Co., Ltd.	41,408	536,007
Kurita Water Industries Ltd.	14,086	325,692
Kyocera Corp.	18,996	1,640,249
Kyowa Hakko Kirin Co., Ltd.	30,733	315,759
Kyushu Electric Power Co., Inc.	51,612	612,273
Lawson, Inc.	7,420	519,122
Mabuchi Motor Co., Ltd.	2,711	108,034
Makita Corp.	13,454	473,023
Marubeni Corp.	200,598	1,335,129
Marui Group Co., Ltd.	25,814	197,012
Maruichi Steel Tube Ltd.	5,138	110,541
Mazda Motor Corp.*	305,621	414,837
McDonald’s Holdings Co. Japan Ltd.	7,960	223,970
Medipal Holdings Corp.	19,278	272,771
MEIJI Holdings Co., Ltd.	7,682	352,648
Miraca Holdings, Inc.	6,500	270,273
Mitsubishi Chemical Holdings Corp.	167,141	736,106
Mitsubishi Corp.	173,716	3,507,951
Mitsubishi Electric Corp.	237,413	1,978,729
Mitsubishi Estate Co., Ltd.	153,448	2,752,723
Mitsubishi Gas Chemical Co., Inc.	48,717	276,882
Mitsubishi Heavy Industries Ltd.	376,744	1,529,778
Mitsubishi Logistics Corp.	14,990	158,211
Mitsubishi Materials Corp.	141,181	408,735
Mitsubishi Motors Corp.*	485,782	488,816
Mitsubishi Tanabe Pharma Corp.	28,010	402,473
Mitsubishi UFJ Financial Group, Inc.	1,571,414	7,520,460
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,480	311,638
Mitsui & Co., Ltd.	214,746	3,186,131
Mitsui Chemicals, Inc.	101,712	254,873
Mitsui Fudosan Co., Ltd.	103,573	2,009,189
Mitsui O.S.K. Lines Ltd.	135,425	487,814
Mizuho Financial Group, Inc.	2,820,629	4,774,852
MS&AD Insurance Group Holdings, Inc.	63,104	1,104,534
Murata Manufacturing Co., Ltd.	25,229	1,323,469
Nabtesco Corp.	11,800	262,359
Namco Bandai Holdings, Inc.	21,781	299,387
NEC Corp.*	315,258	489,324
Nexon Co., Ltd.*	12,540	245,325
NGK Insulators Ltd.	31,733	350,243
NGK Spark Plug Co., Ltd.	22,539	297,581
NHK Spring Co., Ltd.	18,925	203,775
Nidec Corp.	13,454	1,020,278
Nikon Corp.	41,341	1,255,911
Nintendo Co., Ltd.	12,961	1,512,343
Nippon Building Fund, Inc. (REIT)	75	726,226
Nippon Electric Glass Co., Ltd.	45,978	273,464
Nippon Express Co., Ltd.	101,573	419,302

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Nippon Meat Packers, Inc.	19,925	$263,867
Nippon Paper Group, Inc.	12,393	196,740
Nippon Steel Corp.	635,433	1,439,873
Nippon Telegraph & Telephone Corp.	54,069	2,512,162
Nippon Yusen KK	194,558	516,703
Nishi-Nippon City Bank Ltd.	84,520	205,961
Nissan Motor Co., Ltd.	307,552	2,912,732
Nisshin Seifun Group, Inc.	21,862	255,910
Nisshin Steel Co., Ltd.	77,328	108,571
Nissin Foods Holdings Co., Ltd.	7,694	293,145
Nitori Holdings Co., Ltd.	4,225	400,073
Nitto Denko Corp.	19,989	852,538
NKSJ Holdings, Inc.	46,378	988,480
NOK Corp.	13,336	283,987
Nomura Holdings, Inc.	447,592	1,671,552
Nomura Real Estate Holdings, Inc.	12,025	220,180
Nomura Real Estate Office Fund, Inc. (REIT)	35	197,617
Nomura Research Institute Ltd.	12,912	284,585
NSK Ltd.	53,549	345,707
NTN Corp.	53,340	167,505
NTT Data Corp.	152	466,731
NTT DoCoMo, Inc.	1,883	3,133,647
NTT Urban Development Corp.	128	103,428
Obayashi Corp.	82,334	360,774
Odakyu Electric Railway Co., Ltd.	77,897	775,014
OJI Paper Co., Ltd.	101,388	389,320
Olympus Corp.*	26,548	430,575
Omron Corp.	24,556	518,486
Ono Pharmaceutical Co., Ltd.	10,225	643,143
Oracle Corp. Japan	4,660	200,563
Oriental Land Co., Ltd.	6,214	710,674
ORIX Corp.	12,809	1,192,240
Osaka Gas Co., Ltd.	230,132	964,616
Otsuka Corp.	2,061	176,815
Otsuka Holdings Co., Ltd.	44,277	1,356,663
Panasonic Corp.	273,614	2,225,462
Rakuten, Inc.	87,900	910,276
Resona Holdings, Inc.	230,867	952,877
Ricoh Co., Ltd.	79,420	670,441
Rinnai Corp.	3,816	262,913
Rohm Co., Ltd.	11,674	449,039
Sankyo Co., Ltd.	6,302	307,476
Sanrio Co., Ltd.	5,600	204,107
Santen Pharmaceutical Co., Ltd.	8,769	359,637
SBI Holdings, Inc.	2,617	194,075
Secom Co., Ltd.	25,573	1,173,878
Sega Sammy Holdings, Inc.	24,525	498,807
Seiko Epson Corp.	16,778	170,069
Sekisui Chemical Co., Ltd.	50,786	472,929
Sekisui House Ltd.	67,030	632,629
Seven & I Holdings Co., Ltd.	92,788	2,795,824
Seven Bank Ltd.	59,925	153,772
Sharp Corp.	122,062	619,621
Shikoku Electric Power Co., Inc.	21,557	457,743
Shimadzu Corp.	26,860	231,773
Shimamura Co., Ltd.	2,854	330,129
Shimano, Inc.	9,364	612,498
Shimizu Corp.	68,090	236,333

Shin-Etsu Chemical Co., Ltd.	50,736	$2,791,320
Shinsei Bank Ltd.	176,420	214,053
Shionogi & Co., Ltd.	36,793	500,333
Shiseido Co., Ltd.	43,578	687,028
Shizuoka Bank Ltd.	68,276	702,066
Shoei Co., Ltd.	14,700	80,846
Showa Denko KK	171,618	333,526
Showa Shell Sekiyu KK	21,425	131,212
SMC Corp.	6,652	1,151,295
Softbank Corp.	109,228	4,061,002
Sojitz Corp.	161,258	266,820
Sony Corp.	124,236	1,767,954
Sony Financial Holdings, Inc.	22,190	362,975
Square Enix Holdings Co., Ltd.	8,376	132,074
Stanley Electric Co., Ltd.	18,516	285,815
Sumco Corp.*	15,948	144,732
Sumitomo Chemical Co., Ltd.	184,842	568,450
Sumitomo Corp.	137,972	1,930,298
Sumitomo Electric Industries Ltd.	93,840	1,166,703
Sumitomo Heavy Industries Ltd.	70,216	315,273
Sumitomo Metal Industries Ltd.	414,280	681,963
Sumitomo Metal Mining Co., Ltd.	64,216	722,778
Sumitomo Mitsui Financial Group, Inc.	166,012	5,476,549
Sumitomo Mitsui Trust Holdings, Inc.	384,801	1,149,588
Sumitomo Realty & Development Co., Ltd.	44,474	1,094,275
Sumitomo Rubber Industries Ltd.	20,564	267,916
Suruga Bank Ltd.	21,110	216,211
Suzuken Co., Ltd.	8,394	283,112
Suzuki Motor Corp.	44,364	909,366
Sysmex Corp.	8,800	347,780
T&D Holdings, Inc.	70,546	752,402
Taiheiyo Cement Corp.	131,000	300,587
Taisei Corp.	130,613	349,901
Taisho Pharmaceutical Holdings Co., Ltd.	4,637	392,004
Taiyo Nippon Sanso Corp.	28,608	167,138
Takashimaya Co., Ltd.	31,045	238,365
Takeda Pharmaceutical Co., Ltd.	97,377	4,418,906
TDK Corp.	15,229	618,128
Teijin Ltd.	118,750	361,308
Terumo Corp.	19,050	782,637
THK Co., Ltd.	14,192	268,829
Tobu Railway Co., Ltd.	125,009	658,494
Toho Co., Ltd.	14,654	253,122
Toho Gas Co., Ltd.	50,306	312,437
Tohoku Electric Power Co., Inc.*	54,741	549,976
Tokio Marine Holdings, Inc.	89,785	2,257,543
Tokyo Electric Power Co., Inc.*	178,342	344,704
Tokyo Electron Ltd.	21,264	994,442
Tokyo Gas Co., Ltd.	305,289	1,559,131
Tokyu Corp.	139,989	658,924
Tokyu Land Corp.	51,306	254,686
TonenGeneral Sekiyu KK	33,170	294,420
Toppan Printing Co., Ltd.	68,090	455,189

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Toray Industries, Inc.	180,226	$1,229,187
Toshiba Corp.	498,317	1,891,272
Tosoh Corp.	57,905	157,241
TOTO Ltd.	32,800	244,946
Toyo Seikan Kaisha Ltd.	17,796	215,618
Toyo Suisan Kaisha Ltd.	10,244	273,460
Toyoda Gosei Co., Ltd.	8,558	196,756
Toyota Boshoku Corp.	7,208	87,475
Toyota Industries Corp.	20,482	585,183
Toyota Motor Corp.	340,064	13,706,477
Toyota Tsusho Corp.	25,786	491,838
Trend Micro, Inc.	13,418	396,152
Tsumura & Co.	6,896	182,479
Ube Industries Ltd.	118,877	275,907
Unicharm Corp.	13,806	786,487
Ushio, Inc.	12,036	148,813
USS Co., Ltd.	2,629	283,978
West Japan Railway Co.	20,545	846,217
Yahoo! Japan Corp.	1,746	565,053
Yakult Honsha Co., Ltd.	12,293	481,263
Yamada Denki Co., Ltd.	10,488	535,311
Yamaguchi Financial Group, Inc.	28,237	248,892
Yamaha Corp.	20,821	214,252
Yamaha Motor Co., Ltd.	33,568	320,250
Yamato Holdings Co., Ltd.	46,564	749,708
Yamato Kogyo Co., Ltd.	4,846	135,033
Yamazaki Baking Co., Ltd.	13,429	175,843
Yaskawa Electric Corp.	26,145	198,414
Yokogawa Electric Corp.	26,097	269,366

		259,717,330

Luxembourg (0.2%)
ArcelorMittal S.A.	114,597	1,770,304
Millicom International Cellular S.A. (SDR)	7,862	741,763
SES S.A. (FDR)	35,342	835,744
Tenaris S.A.	57,802	1,010,611

		4,358,422

Macau (0.1%)
Sands China Ltd.	294,796	944,335
Wynn Macau Ltd.	188,800	443,948

		1,388,283

Mexico (0.0%)
Fresnillo plc	22,122	507,701

Netherlands (2.7%)
Aegon N.V.	210,049	978,427
Akzo Nobel N.V.	29,048	1,366,417
ASML Holding N.V.	51,926	2,646,011
Corio N.V. (REIT)	8,059	354,969
D.E Master Blenders 1753 N.V.*	36,840	415,393
Delta Lloyd N.V.	11,599	161,061
European Aeronautic Defence and Space Co. N.V.	50,114	1,777,174
Fugro N.V. (CVA)	8,484	515,528
Gemalto N.V.	9,596	690,109
Heineken Holding N.V.	12,723	569,457
Heineken N.V.	28,598	1,493,810

ING Groep N.V. (CVA)*	473,267	$3,193,053
Koninklijke (Royal) KPN N.V.	179,669	1,720,406
Koninklijke Ahold N.V.	129,718	1,607,387
Koninklijke Boskalis Westminster N.V.	8,323	274,667
Koninklijke DSM N.V.	18,844	929,713
Koninklijke Philips Electronics N.V.	124,955	2,470,811
Koninklijke Vopak N.V.	8,505	545,396
QIAGEN N.V.*	29,497	492,553
Randstad Holding N.V.	14,522	428,862
Reed Elsevier N.V.	85,347	976,312
Royal Dutch Shell plc, Class A	451,468	15,208,261
Royal Dutch Shell plc, Class B	328,114	11,451,240
SBM Offshore N.V.*	21,839	303,089
TNT Express N.V.	40,857	477,941
Unilever N.V. (CVA)	200,969	6,726,517
Wolters Kluwer N.V.	37,983	604,672

		58,379,236

New Zealand (0.1%)
Auckland International Airport Ltd.	111,019	217,822
Contact Energy Ltd.*	40,907	158,378
Fletcher Building Ltd.	84,983	401,948
SKYCITY Entertainment Group Ltd.	65,104	177,753
Telecom Corp. of New Zealand Ltd.	237,978	456,995

		1,412,896

Norway (0.4%)
Aker Solutions ASA	19,335	275,300
DNB ASA	119,727	1,191,074
Gjensidige Forsikring ASA	23,140	269,221
Norsk Hydro ASA	112,904	509,561
Orkla ASA	96,300	698,990
Statoil ASA	137,856	3,296,417
Telenor ASA	89,222	1,488,004
Yara International ASA	23,354	1,022,752

		8,751,319

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	225,362	153,897
Cimpor Cimentos de Portugal SGPS S.A.*	12,445	48,534
EDP - Energias de Portugal S.A.	237,957	562,150
Galp Energia SGPS S.A., Class B	27,803	352,637
Jeronimo Martins SGPS S.A.	27,558	465,030
Portugal Telecom SGPS S.A. (Registered)	78,540	345,188

		1,927,436

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	232,256	396,544
CapitaLand Ltd.	310,507	670,297
CapitaMall Trust (REIT)	281,182	425,934
CapitaMalls Asia Ltd.	177,701	221,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

City Developments Ltd.	61,569	$550,236
ComfortDelGro Corp., Ltd.	243,450	298,314
Cosco Corp., (Singapore) Ltd.	112,874	88,591
DBS Group Holdings Ltd.	222,770	2,458,933
Fraser and Neave Ltd.	116,313	648,201
Genting Singapore plc	757,772	850,407
Global Logistic Properties Ltd.*	246,400	410,484
Golden Agri-Resources Ltd.	794,095	424,510
Hutchison Port Holdings Trust, Class U	647,000	462,526
Jardine Cycle & Carriage Ltd.	13,442	495,948
Keppel Corp., Ltd.	177,525	1,454,657
Keppel Land Ltd.	86,000	221,040
Neptune Orient Lines Ltd.*	111,724	98,618
Olam International Ltd.	187,504	272,858
Oversea-Chinese Banking Corp., Ltd.	315,631	2,204,961
SembCorp Industries Ltd.	117,109	478,779
SembCorp Marine Ltd.	105,768	403,848
Singapore Airlines Ltd.	66,548	547,072
Singapore Exchange Ltd.	103,062	517,375
Singapore Press Holdings Ltd.	193,997	599,033
Singapore Technologies Engineering Ltd.	193,179	476,718
Singapore Telecommunications Ltd.	985,645	2,577,301
StarHub Ltd.	71,152	192,925
United Overseas Bank Ltd.	156,135	2,320,254
UOL Group Ltd.	52,059	204,085
Wilmar International Ltd.	237,874	683,849

		21,655,902

Spain (1.4%)
Abertis Infraestructuras S.A.*	44,887	607,765
Abertis Infraestructuras S.A.*†	1,118	15,138
Acciona S.A.	3,014	179,978
Acerinox S.A.	12,556	141,057
ACS Actividades de Construccion y Servicios S.A.	18,396	394,365
Amadeus IT Holding S.A., Class A	38,138	807,653
Banco Bilbao Vizcaya Argentaria S.A.	581,403	4,190,379
Banco de Sabadell S.A.	256,930	501,488
Banco Popular Espanol S.A.	127,630	289,352
Banco Santander S.A.*†	5	33
Banco Santander S.A. (BATS Europe Exchange)	1,150,579	7,684,476
Banco Santander S.A. (PLUS Market Group)	274	1,792
Bankia S.A.*	101,056	118,713
CaixaBank	97,130	317,703
Distribuidora Internacional de Alimentacion S.A.*	73,868	347,179
Enagas S.A.	21,322	389,086
Ferrovial S.A.	49,542	558,592
Gas Natural SDG S.A.	42,973	552,022
Grifols S.A.*	17,993	456,388
Iberdrola S.A.	475,017	2,249,156
Inditex S.A.	26,996	2,792,189
Mapfre S.A.	96,012	195,709
Red Electrica Corporacion S.A.	13,088	570,764

Repsol YPF S.A.	97,635	$1,569,795
Telefonica S.A.	506,420	6,681,218
Zardoya Otis S.A.*	18,913	210,459
Zardoya Otis S.A.*†	504	5,609

		31,828,058

Sweden (1.7%)
Alfa Laval AB	40,690	699,196
Assa Abloy AB, Class B	40,429	1,130,515
Atlas Copco AB, Class A	83,055	1,793,269
Atlas Copco AB, Class B	48,500	927,310
Boliden AB	32,922	460,518
Electrolux AB	28,961	578,241
Elekta AB, Class B	11,096	506,021
Getinge AB, Class B	25,253	625,790
Hennes & Mauritz AB, Class B	117,289	4,216,874
Hexagon AB, Class B	29,852	514,789
Holmen AB, Class B	6,568	178,805
Husqvarna AB, Class B	51,545	244,012
Industrivarden AB, Class C	13,664	176,381
Investment AB Kinnevik, Class B	25,851	519,216
Investor AB, Class B	56,704	1,084,854
Lundin Petroleum AB*	27,347	513,030
Modern Times Group AB, Class B	5,847	271,353
Nordea Bank AB	325,976	2,822,136
Ratos AB, Class B	24,083	229,061
Sandvik AB	123,631	1,591,656
Scania AB, Class B	39,700	681,685
Securitas AB, Class B	37,085	288,499
Skandinaviska Enskilda Banken AB, Class A	175,638	1,144,890
Skanska AB, Class B	47,661	730,969
SKF AB, Class B	47,846	946,578
SSAB AB, Class A	19,284	160,473
Svenska Cellulosa AB, Class B	70,154	1,053,599
Svenska Handelsbanken AB, Class A	60,720	2,001,588
Swedbank AB, Class A	100,687	1,592,236
Swedish Match AB	26,563	1,072,026
Tele2 AB, Class B	39,200	607,543
Telefonaktiebolaget LM Ericsson, Class B	372,119	3,395,556
TeliaSonera AB	268,422	1,717,199
Volvo AB, Class B	170,759	1,956,158

		36,432,026

Switzerland (4.9%)
ABB Ltd. (Registered)*	271,431	4,429,814
Actelion Ltd. (Registered)*	13,329	547,449
Adecco S.A. (Registered)*	16,125	717,590
Aryzta AG*	10,584	525,976
Baloise Holding AG (Registered)	6,019	397,349
Banque Cantonale Vaudoise (Registered)	348	184,594
Barry Callebaut AG (Registered)*	222	201,671
Cie Financiere Richemont S.A., Class A	64,311	3,529,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Credit Suisse Group AG (Registered)*	142,684	$2,606,662
GAM Holding AG*	23,271	259,072
Geberit AG (Registered)*	4,679	922,950
Givaudan S.A. (Registered)*	1,031	1,012,626
Glencore International plc	168,512	782,864
Holcim Ltd. (Registered)*	28,391	1,572,914
Julius Baer Group Ltd.*	25,542	924,781
Kuehne + Nagel International AG (Registered)	6,748	714,242
Lindt & Spruengli AG*	116	358,566
Lindt & Spruengli AG (Registered)*	13	477,591
Lonza Group AG (Registered)*	6,136	255,511
Nestle S.A. (Registered)	406,619	24,255,400
Novartis AG (Registered)	283,509	15,814,117
Pargesa Holding S.A.	3,513	209,330
Partners Group Holding AG	1,641	291,740
Roche Holding AG	86,597	14,949,018
Schindler Holding AG	6,050	676,571
Schindler Holding AG (Registered)	2,556	288,217
SGS S.A. (Registered)	673	1,261,062
Sika AG	261	502,669
Sonova Holding AG (Registered)*	5,903	569,616
STMicroelectronics N.V.	79,000	434,463
Straumann Holding AG (Registered)	1,104	162,143
Sulzer AG (Registered)	2,833	335,858
Swatch Group AG	3,779	1,495,201
Swatch Group AG (Registered)	5,560	386,831
Swiss Life Holding AG (Registered)*	3,778	356,510
Swiss Prime Site AG (Registered)*	5,849	488,183
Swiss Reinsurance AG*	43,588	2,738,322
Swisscom AG (Registered)	2,889	1,161,378
Syngenta AG (Registered)	11,685	3,989,063
Transocean Ltd.	42,905	1,928,438
UBS AG (Registered)*	449,160	5,252,655
Wolseley plc	35,406	1,322,851
Xstrata plc	256,068	3,232,094
Zurich Insurance Group AG*	18,201	4,106,503

		106,629,877

United Kingdom (10.9%)
3i Group plc	123,194	381,382
Aberdeen Asset Management plc	102,086	415,756
Admiral Group plc	25,604	478,894
Aggreko plc	32,416	1,054,465
AMEC plc	40,982	646,824
Anglo American plc	163,459	5,363,087
Antofagasta plc	48,058	824,795
ARM Holdings plc	167,388	1,332,978
Associated British Foods plc	44,588	897,138
AstraZeneca plc	157,496	7,039,902
Aviva plc	355,263	1,520,696
Babcock International Group plc	44,644	597,377
BAE Systems plc	401,187	1,815,523

Balfour Beatty plc	81,657	$382,495
Barclays plc	1,431,476	3,664,281
BG Group plc	418,763	8,571,164
BHP Billiton plc	260,395	7,435,951
BP plc	2,339,141	15,672,619
British American Tobacco plc	242,701	12,353,065
British Land Co. plc (REIT)	106,016	849,263
British Sky Broadcasting Group plc	138,705	1,513,835
BT Group plc	960,414	3,183,699
Bunzl plc	41,383	677,928
Burberry Group plc	54,416	1,135,074
Capita plc	79,824	820,806
Capital Shopping Centres Group plc (REIT)	66,002	333,801
Carnival plc	22,060	754,899
Centrica plc	637,120	3,176,157
Cobham plc	128,587	468,320
Compass Group plc	232,307	2,436,721
Croda International plc	16,369	581,211
Diageo plc	307,994	7,923,226
Eurasian Natural Resources Corp.	31,478	205,426
Evraz plc	38,664	158,234
G4S plc	177,480	776,163
GKN plc	192,003	546,706
GlaxoSmithKline plc	622,298	14,111,125
Hammerson plc (REIT)	85,175	593,739
HSBC Holdings plc	2,216,083	19,540,179
ICAP plc	69,486	367,877
IMI plc	38,860	507,185
Imperial Tobacco Group plc	123,547	4,753,724
Inmarsat plc	54,293	417,636
InterContinental Hotels Group plc	35,685	862,418
International Consolidated Airlines Group S.A.*	113,796	285,979
International Power plc†	182,476	1,193,476
Intertek Group plc	19,942	838,113
Invensys plc	96,823	337,973
Investec plc	64,178	374,652
ITV plc	444,223	536,234
J Sainsbury plc	152,715	723,346
Johnson Matthey plc	26,805	929,429
Kazakhmys plc	27,247	310,180
Kingfisher plc	289,234	1,307,776
Land Securities Group plc (REIT)	94,520	1,096,177
Legal & General Group plc	716,895	1,437,438
Lloyds Banking Group plc*	5,113,610	2,515,235
London Stock Exchange Group plc	21,831	343,915
Lonmin plc	21,359	260,730
Man Group plc	221,901	265,310
Marks & Spencer Group plc	195,232	998,082
Meggitt plc	95,564	579,531
National Grid plc	439,196	4,648,724
Next plc	20,954	1,050,708
Old Mutual plc	597,595	1,422,244
Pearson plc	101,099	2,007,938
Petrofac Ltd.	32,249	705,014
Prudential plc	314,832	3,647,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Randgold Resources Ltd.	10,866	$977,795
Reckitt Benckiser Group plc	81,023	4,273,289
Reed Elsevier plc	148,583	1,192,003
Resolution Ltd.	172,104	528,753
Rexam plc	105,403	697,291
Rio Tinto plc	166,071	7,931,432
Rolls-Royce Holdings plc*	229,943	3,102,138
Rolls-Royce Holdings plc (Preference)*†(b)	23,963,844	37,531
Royal Bank of Scotland Group plc*	252,079	854,557
RSA Insurance Group plc	426,976	723,814
SABMiller plc	117,860	4,734,119
Sage Group plc	162,294	705,185
Schroders plc	13,477	283,698
Segro plc (REIT)	94,241	321,249
Serco Group plc	59,146	497,313
Severn Trent plc	29,842	772,914
Smith & Nephew plc	111,952	1,120,675
Smiths Group plc	49,022	780,281
SSE plc	116,095	2,531,071
Standard Chartered plc	292,980	6,387,206
Standard Life plc	286,441	1,050,477
Subsea 7 S.A.	34,264	680,207
Tate & Lyle plc	57,443	583,720
Tesco plc	992,080	4,822,356
TUI Travel plc	58,813	156,943
Tullow Oil plc	111,510	2,574,124
Unilever plc	158,291	5,320,026
United Utilities Group plc	82,355	871,362
Vedanta Resources plc	13,714	197,558
Vodafone Group plc	6,141,356	17,254,964
Weir Group plc	25,748	621,010
Whitbread plc	22,338	712,828

WM Morrison Supermarkets plc	290,656	$1,213,054

		239,470,653

United States (0.0%)
Sims Metal Management Ltd.	21,104	209,038

Total Common Stocks (54.2%) (Cost $1,276,052,130)		1,190,201,789

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Repsol YPF S.A., expiring 7/5/12* (Cost $—)	48,755	34,181

Total Investments (54.2%) (Cost $1,276,052,130)		1,190,235,970
Other Assets Less Liabilities (45.8%)		1,007,289,758

Net Assets (100%)		$2,197,525,728

*	Non-income producing.
†	Securities (totaling $1,285,827 or 0.1% of net assets) at fair value by management.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,806,899	$66,310	$43,574	$2,927,061	$163,825	$(152)

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	14,286	September-12	$386,533,708	$407,679,930	$21,146,222
E-Mini MSCI EAFE Index	39	September-12	2,597,330	2,776,410	179,080
FTSE 100 Index	2,838	September-12	240,344,493	245,482,636	5,138,143
SPI 200 Index	946	September-12	98,850,774	98,202,826	(647,948)
TOPIX Index	2,616	September-12	229,108,519	251,667,480	22,558,961

					$48,374,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	17,000	$26,619,245	$26,438,740	$180,505
European Union Euro vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	33,982	43,035,461	42,613,119	422,342

					$602,847

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$125,865,885	$32,962	$125,898,847
Consumer Staples	—	141,665,979	—	141,665,979
Energy	—	99,410,571	1,078	99,411,649
Financials	—	268,754,019	33	268,754,052
Health Care	—	119,865,030	—	119,865,030
Industrials	78,645	148,105,820	58,278	148,242,743
Information Technology	—	53,676,291	—	53,676,291
Materials	—	114,526,232	—	114,526,232
Telecommunication Services	—	66,847,378	—	66,847,378
Utilities	—	50,120,112	1,193,476	51,313,588
Forward Currency Contracts	—	602,847	—	602,847
Futures	49,022,406	—	—	49,022,406
Rights
Energy	—	34,181	—	34,181

Total Assets	$49,101,051	$1,189,474,345	$1,285,827	$1,239,861,223

Liabilities:
Futures	$(647,948)	$—	$—	$(647,948)

Total Liabilities	$(647,948)	$—	$—	$(647,948)

Total	$48,453,103	$1,189,474,345	$1,285,827	$1,239,213,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities- Energy†	Investments in Securities- Financials	Investments in Securities- Industrials†	Investments in Securities- Utilities

Balance as of 12/31/11	$—	$—	$38	$24,531	$—
Total gains or losses (realized/unrealized) included in earnings	7,873	1,078	(5)	58,232	238,972
Purchases	25,089	—	—	—	—
Sales	—	—	—	(24,485)	(10,110)
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3	—	—	—	—	964,614
Transfers out of Level 3	—	—	—	—	—

Balance as of 6/30/12	$32,962	$1,078	$33	$58,278	$1,193,476

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$7,873	$1,078	$(5)	$58,277	$240,169

†	Security received through corporate action with $0 cost.

Fair Values of Derivative Instruments as of June 30, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	602,847
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	49,022,406	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$49,625,253

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(647,948	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(647,948)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(1,675,585)	—	(1,675,585)
Credit contracts	—	—	—	—	—
Equity contracts	—	(10,387,138)	—	—	(10,387,138)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(10,387,138)	$(1,675,585)	$—	$(12,062,723)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	733,170	—	733,170
Credit contracts	—	—	—	—	—
Equity contracts	—	42,587,220	—	—	42,587,220
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$42,587,220	$733,170	$—	$43,320,390

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $85,563,000 and futures contracts with an average notional balance of approximately $1,004,693,000 for the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enchance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$42,207,048
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$34,628,413

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134,968,097
Aggregate gross unrealized depreciation	(226,281,112)

Net unrealized depreciation	$(91,313,015)

Federal income tax cost of investments	$1,281,548,985

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,436,363)	$2,927,061
Unaffiliated Issuers (Cost $1,270,615,767)	1,187,308,909
Cash	4,203,501
Cash held as collateral at broker	65,148,000
Foreign cash (Cost $929,292,046)	906,131,570
Due from broker for futures variation margin	28,579,047
Dividends, interest and other receivables	5,220,041
Unrealized appreciation on forward foreign currency contracts	602,847
Receivable from Separate Accounts for Trust shares sold	20,122
Other assets	14,799

Total assets	2,200,155,897

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	978,232
Investment management fees payable	773,541
Payable for securities purchased	420,627
Administrative fees payable	265,841
Distribution fees payable - Class IA	18
Accrued expenses	191,910

Total liabilities	2,630,169

NET ASSETS	$2,197,525,728

Net assets were comprised of:
Paid in capital	$2,548,020,413
Accumulated undistributed net investment income (loss)	19,796,223
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(310,081,358)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(60,209,550)

Net assets	$2,197,525,728

Class IA
Net asset value, offering and redemption price per share, $89,840 / 10,622 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.46

Class K
Net asset value, offering and redemption price per share, $2,197,435,888 / 259,492,096 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.47

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends ($163,825 of dividend income received from affiliates) (net of $2,372,197 foreign withholding tax)	$28,016,079
Interest	1,522,995

Total income	29,539,074

EXPENSES
Investment management fees	4,949,674
Administrative fees	1,699,729
Custodian fees	192,940
Printing and mailing expenses	99,861
Professional fees	45,203
Trustees’ fees	31,363
Distribution fees - Class IA	114
Miscellaneous	32,790

Total expenses	7,051,674

NET INVESTMENT INCOME (LOSS)	22,487,400

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($(152) of realized gain (loss) from affiliates)	(8,147,881)
Futures	(10,387,138)
Foreign currency transactions	(4,286,551)

Net realized gain (loss)	(22,821,570)

Change in unrealized appreciation (depreciation) on:
Securities ($97,426 of change in unrealized appreciation (depreciation) from affiliates)	25,952,179
Futures	42,587,220
Foreign currency translations	(10,304,186)

Net change in unrealized appreciation (depreciation)	58,235,213

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,413,643

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,901,043

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,487,400	$32,479,635
Net realized gain (loss) on investments, futures and foreign currency transactions	(22,821,570)	(213,117,169)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	58,235,213	(241,422,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,901,043	(422,059,645)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,012)
Class K†	—	(98,115,230)

	—	(98,119,242)

Distributions from net realized capital gains
Class IA	—	(15,235,907)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(113,355,149)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 13,551,319 shares, respectively ]	—	138,250,332
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,636,169 shares, respectively ]	—	15,239,919
Capital shares repurchased [ 0 and (256,717,489) shares, respectively ]	—	(2,432,276,531	)(z)

Total Class IA transactions	—	(2,278,786,280)

Class K†
Capital shares sold [ 14,046,026 and 256,667,933 shares, respectively ]	113,075,615	2,399,128,760	(z)
Capital shares issued in reinvestment of dividends [ 0 and 12,165,546 shares, respectively ]	—	98,115,230
Capital shares repurchased [ (14,110,379) and (9,277,030) shares, respectively ]	(122,284,823)	(81,651,966)

Total Class K transactions	(9,209,208)	2,415,592,024

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,209,208)	136,805,744

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,691,835	(398,609,050)
NET ASSETS:
Beginning of period	2,148,833,893	2,547,442,943

End of period (a)	$2,197,525,728	$2,148,833,893

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$19,796,223	$(2,691,177)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the ATM International Portfolio exchanged approximately 238,856,390 Class IA shares for approximately 238,856,390 Class K shares. This exchange amounted to approximately $2,240,422,332.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,		August 28, 2009* to December 31, 2009
Class IA		2011	2010
Net asset value, beginning of period	$8.28	$10.55	$10.12	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.30 (e)	0.09 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.10	(2.11)	0.38	0.11

Total from investment operations	0.18	(1.81)	0.47	0.13

Less distributions:
Dividends from net investment income	—	(0.40)	— #	(0.01)
Distributions from net realized gains	—	(0.06)	(0.04)	—

Total dividends and distributions	—	(0.46)	(0.04)	(0.01)

Net asset value, end of period	$8.46	$8.28	$10.55	$10.12

Total return (b)	2.17%	(17.09)%	4.75%	1.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90	$88	$2,547,443	$2,464,452
Ratio of expenses to average net assets:
After reimbursements (a)	0.89%	0.63%	0.64%	0.68%
Before reimbursements (a)	0.89%	0.63%	0.65%	0.68%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.81%	2.77%	0.95%	0.69%
Before reimbursements (a)	1.81%	2.77%	0.95%	0.69%
Portfolio turnover rate	3%	6%	9%	123%

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.28	$9.31

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	(0.06	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.10	(0.57)

Total from investment operations	0.19	(0.63)

Less distributions:
Dividends from net investment income	—	(0.40)

Net asset value, end of period	$8.47	$8.28

Total return (b)	2.29%	(6.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,197,436	$2,148,746
Ratio of expenses to average net assets:
After reimbursements (a)	0.64%	0.63%
Before reimbursements (a)	0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	2.04%	(1.93)%
Before reimbursements (a)	2.04%	(1.93)%
Portfolio turnover rate	3%	6%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM LARGE CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	10.4%
Financials	7.6
Health Care	6.3
Consumer Staples	6.0
Consumer Discretionary	5.8
Energy	5.7
Industrials	5.5
Utilities	2.0
Materials	1.8
Telecommunication Services	1.7
Cash and Other	47.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,089.70	$4.49
Hypothetical (5% average return before expenses)	1,000.00	1,020.57	4.34
Class K
Actual	1,000.00	1,090.60	3.20
Hypothetical (5% average return before expenses)	1,000.00	1,021.81	3.09

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (5.8%)
Auto Components (0.1%)
BorgWarner, Inc.*	22,053	$1,446,456
Goodyear Tire & Rubber Co.*	46,890	553,771
Johnson Controls, Inc.	130,617	3,619,397

		5,619,624

Automobiles (0.2%)
Ford Motor Co.	733,540	7,034,648
Harley-Davidson, Inc.	44,505	2,035,214

		9,069,862

Distributors (0.0%)
Genuine Parts Co.	29,975	1,805,994

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	20,585	744,971
DeVry, Inc.	11,353	351,602
H&R Block, Inc.	56,320	899,994

		1,996,567

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	86,990	2,981,147
Chipotle Mexican Grill, Inc.*	6,180	2,348,091
Darden Restaurants, Inc.	24,686	1,249,852
International Game Technology	56,895	896,096
Marriott International, Inc., Class A	50,743	1,989,126
McDonald’s Corp.	195,269	17,287,165
Starbucks Corp.	145,817	7,774,962
Starwood Hotels & Resorts Worldwide, Inc.	38,023	2,016,740
Wyndham Worldwide Corp.	28,063	1,480,043
Wynn Resorts Ltd.	15,292	1,586,086
Yum! Brands, Inc.	88,577	5,706,130

		45,315,438

Household Durables (0.1%)
D.R. Horton, Inc.	53,664	986,344
Harman International Industries, Inc.	13,459	532,977
Leggett & Platt, Inc.	26,671	563,558
Lennar Corp., Class A	31,112	961,672
Newell Rubbermaid, Inc.	55,452	1,005,899
PulteGroup, Inc.*	64,688	692,162
Whirlpool Corp.	14,769	903,272

		5,645,884

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	69,338	15,833,332
Expedia, Inc.	17,359	834,447
Netflix, Inc.*	10,650	729,206
priceline.com, Inc.*	9,597	6,377,399
TripAdvisor, Inc.*	18,257	815,905

		24,590,289

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	22,260	753,946
Mattel, Inc.	65,509	2,125,112

		2,879,058

Media (1.8%)
Cablevision Systems Corp. - New York Group, Class A	41,341	$549,422
CBS Corp., Class B	124,553	4,082,847
Comcast Corp., Class A	518,230	16,567,813
DIRECTV, Class A*	125,900	6,146,438
Discovery Communications, Inc., Class A*	48,973	2,644,542
Gannett Co., Inc.	45,271	666,842
Interpublic Group of Cos., Inc.	85,308	925,592
McGraw-Hill Cos., Inc.	53,737	2,418,165
News Corp., Class A	404,950	9,026,335
Omnicom Group, Inc.	52,361	2,544,745
Scripps Networks Interactive, Inc., Class A	17,787	1,011,369
Time Warner Cable, Inc.	60,073	4,931,993
Time Warner, Inc.	184,461	7,101,749
Viacom, Inc., Class B	101,433	4,769,380
Walt Disney Co.	343,569	16,663,096
Washington Post Co., Class B	940	351,391

		80,401,719

Multiline Retail (0.4%)
Big Lots, Inc.*	12,080	492,743
Dollar Tree, Inc.*	44,698	2,404,752
Family Dollar Stores, Inc.	22,351	1,485,895
J.C. Penney Co., Inc.	27,948	651,468
Kohl’s Corp.	46,128	2,098,363
Macy’s, Inc.	79,362	2,726,085
Nordstrom, Inc.	30,683	1,524,638
Sears Holdings Corp.*	7,386	440,944
Target Corp.	127,110	7,396,531

		19,221,419

Specialty Retail (1.1%)
Abercrombie & Fitch Co., Class A	15,785	538,900
AutoNation, Inc.*	7,932	279,841
AutoZone, Inc.*	5,181	1,902,308
Bed Bath & Beyond, Inc.*	44,697	2,762,274
Best Buy Co., Inc.	53,268	1,116,497
CarMax, Inc.*	43,963	1,140,400
GameStop Corp., Class A	24,977	458,578
Gap, Inc.	63,838	1,746,608
Home Depot, Inc.	294,170	15,588,068
Limited Brands, Inc.	46,400	1,973,392
Lowe’s Cos., Inc.	226,193	6,432,929
O’Reilly Automotive, Inc.*	24,278	2,033,768
Ross Stores, Inc.	43,402	2,711,323
Staples, Inc.	132,792	1,732,936
Tiffany & Co.	24,398	1,291,874
TJX Cos., Inc.	142,415	6,113,876
Urban Outfitters, Inc.*	21,334	588,605

		48,412,177

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	55,260	3,231,605
Fossil, Inc.*	9,978	763,716
NIKE, Inc., Class B	70,459	6,184,891
Ralph Lauren Corp.	12,528	1,754,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

VF Corp.	16,682	$2,226,213

		14,161,096

Total Consumer Discretionary		259,119,127

Consumer Staples (6.0%)
Beverages (1.5%)
Beam, Inc.	30,327	1,895,134
Brown-Forman Corp., Class B	19,131	1,852,837
Coca-Cola Co.	433,622	33,904,904
Coca-Cola Enterprises, Inc.	57,571	1,614,291
Constellation Brands, Inc., Class A*	31,246	845,517
Dr. Pepper Snapple Group, Inc.	40,632	1,777,650
Molson Coors Brewing Co., Class B	30,187	1,256,081
Monster Beverage Corp.*	29,433	2,095,630
PepsiCo, Inc.	300,632	21,242,657

		66,484,701

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	83,124	7,896,780
CVS Caremark Corp.	246,293	11,509,272
Kroger Co.	107,756	2,498,861
Safeway, Inc.	46,232	839,111
Sysco Corp.	112,746	3,360,958
Walgreen Co.	165,774	4,903,595
Wal-Mart Stores, Inc.	331,669	23,123,963
Whole Foods Market, Inc.	31,459	2,998,672

		57,131,212

Food Products (0.9%)
Archer-Daniels-Midland Co.	126,366	3,730,324
Campbell Soup Co.	34,080	1,137,590
ConAgra Foods, Inc.	79,850	2,070,511
Dean Foods Co.*	35,613	606,489
General Mills, Inc.	124,347	4,792,333
H.J. Heinz Co.	61,428	3,340,455
Hershey Co.	29,227	2,105,221
Hormel Foods Corp.	26,260	798,829
J.M. Smucker Co.	21,735	1,641,427
Kellogg Co.	47,350	2,335,776
Kraft Foods, Inc., Class A	340,722	13,158,684
McCormick & Co., Inc. (Non-Voting)	25,514	1,547,424
Mead Johnson Nutrition Co.	39,175	3,153,979
Tyson Foods, Inc., Class A	55,638	1,047,664

		41,466,706

Household Products (1.1%)
Clorox Co.	24,918	1,805,559
Colgate-Palmolive Co.	91,782	9,554,506
Kimberly-Clark Corp.	75,313	6,308,970
Procter & Gamble Co.	526,681	32,259,211

		49,928,246

Personal Products (0.1%)
Avon Products, Inc.	82,780	1,341,864
Estee Lauder Cos., Inc., Class A	43,380	2,347,725

		3,689,589

Tobacco (1.1%)
Altria Group, Inc.	391,113	$13,512,954
Lorillard, Inc.	25,074	3,308,515
Philip Morris International, Inc.	327,847	28,607,929
Reynolds American, Inc.	63,677	2,857,187

		48,286,585

Total Consumer Staples		266,987,039

Energy (5.7%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	84,384	3,468,182
Cameron International Corp.*	47,223	2,016,894
Diamond Offshore Drilling, Inc.	13,340	788,794
FMC Technologies, Inc.*	45,868	1,799,402
Halliburton Co.	177,238	5,031,787
Helmerich & Payne, Inc.	20,597	895,558
Nabors Industries Ltd.*	55,577	800,309
National Oilwell Varco, Inc.	81,937	5,280,020
Noble Corp.*	48,444	1,575,883
Rowan Cos., plc, Class A*	23,735	767,353
Schlumberger Ltd.	256,301	16,636,498

		39,060,680

Oil, Gas & Consumable Fuels (4.8%)
Alpha Natural Resources, Inc.*	42,252	368,015
Anadarko Petroleum Corp.	95,980	6,353,876
Apache Corp.	75,132	6,603,351
Cabot Oil & Gas Corp.	40,299	1,587,781
Chesapeake Energy Corp.	127,229	2,366,459
Chevron Corp.	379,270	40,012,985
ConocoPhillips	243,110	13,584,987
CONSOL Energy, Inc.	43,632	1,319,432
Denbury Resources, Inc.*	74,978	1,132,918
Devon Energy Corp.	77,787	4,510,868
EOG Resources, Inc.	51,847	4,671,933
EQT Corp.	28,742	1,541,433
Exxon Mobil Corp.#	898,777	76,908,348
Hess Corp.	58,424	2,538,523
Kinder Morgan, Inc.	97,071	3,127,628
Marathon Oil Corp.	135,655	3,468,698
Marathon Petroleum Corp.	65,441	2,939,610
Murphy Oil Corp.	37,211	1,871,341
Newfield Exploration Co.*	25,986	761,650
Noble Energy, Inc.	34,185	2,899,572
Occidental Petroleum Corp.	155,933	13,374,373
Peabody Energy Corp.	52,266	1,281,562
Phillips 66*	120,165	3,994,285
Pioneer Natural Resources Co.	23,704	2,090,930
QEP Resources, Inc.	34,133	1,022,966
Range Resources Corp.	31,174	1,928,735
Southwestern Energy Co.*	66,885	2,135,638
Spectra Energy Corp.	125,559	3,648,745
Sunoco, Inc.	20,427	970,282
Tesoro Corp.*	26,820	669,427
Valero Energy Corp.	106,336	2,568,014
Williams Cos., Inc.	120,180	3,463,588
WPX Energy, Inc.*	38,140	617,105

		216,335,058

Total Energy		255,395,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (7.6%)
Capital Markets (1.0%)
Ameriprise Financial, Inc.	42,059	$2,198,003
Bank of New York Mellon Corp.	229,231	5,031,620
BlackRock, Inc.	24,651	4,186,233
Charles Schwab Corp.	207,652	2,684,940
E*TRADE Financial Corp.*	48,368	388,879
Federated Investors, Inc., Class B	17,579	384,101
Franklin Resources, Inc.	27,335	3,033,912
Goldman Sachs Group, Inc.	94,583	9,066,726
Invesco Ltd.	86,356	1,951,646
Legg Mason, Inc.	23,958	631,773
Morgan Stanley	292,511	4,267,736
Northern Trust Corp.	46,318	2,131,554
State Street Corp.	93,940	4,193,482
T. Rowe Price Group, Inc.	49,049	3,088,125

		43,238,730

Commercial Banks (1.6%)
BB&T Corp.	134,314	4,143,587
Comerica, Inc.	37,815	1,161,299
Fifth Third Bancorp	176,696	2,367,726
First Horizon National Corp.	48,858	422,622
Huntington Bancshares, Inc./Ohio	166,029	1,062,586
KeyCorp	183,060	1,416,884
M&T Bank Corp.	24,338	2,009,589
PNC Financial Services Group, Inc.	101,421	6,197,837
Regions Financial Corp.	271,458	1,832,342
SunTrust Banks, Inc.	103,406	2,505,527
U.S. Bancorp	364,089	11,709,102
Wells Fargo & Co.	1,021,319	34,152,907
Zions Bancorp	35,314	685,798

		69,667,806

Consumer Finance (0.5%)
American Express Co.	192,438	11,201,816
Capital One Financial Corp.	111,521	6,095,738
Discover Financial Services	101,763	3,518,965
SLM Corp.	93,781	1,473,299

		22,289,818

Diversified Financial Services (1.5%)
Bank of America Corp.	2,071,433	16,944,322
Citigroup, Inc.	563,540	15,446,631
CME Group, Inc.	12,808	3,433,953
IntercontinentalExchange, Inc.*	13,989	1,902,224
JPMorgan Chase & Co.	731,700	26,143,641
Leucadia National Corp.	37,961	807,431
Moody’s Corp.	38,062	1,391,166
NASDAQ OMX Group, Inc.	23,703	537,347
NYSE Euronext	48,745	1,246,897

		67,853,612

Insurance (1.9%)
ACE Ltd.	65,150	4,829,570
Aflac, Inc.	89,951	3,831,013
Allstate Corp.	94,403	3,312,601
American International Group, Inc.*	122,804	3,940,780

Aon plc	62,757	$2,935,772
Assurant, Inc.	16,582	577,717
Berkshire Hathaway, Inc., Class B*	338,033	28,168,290
Chubb Corp.	51,984	3,785,475
Cincinnati Financial Corp.	31,131	1,185,157
Genworth Financial, Inc., Class A*	94,317	533,834
Hartford Financial Services Group, Inc.	84,533	1,490,317
Lincoln National Corp.	54,877	1,200,160
Loews Corp.	58,636	2,398,799
Marsh & McLennan Cos., Inc.	104,891	3,380,637
MetLife, Inc.	204,100	6,296,485
Principal Financial Group, Inc.	57,672	1,512,737
Progressive Corp.	117,199	2,441,255
Prudential Financial, Inc.	90,140	4,365,480
Torchmark Corp.	18,824	951,553
Travelers Cos., Inc.	74,734	4,771,019
Unum Group	54,799	1,048,305
XL Group plc	59,687	1,255,814

		84,212,770

Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	75,905	5,306,519
Apartment Investment & Management Co. (REIT), Class A	26,333	711,781
AvalonBay Communities, Inc. (REIT)	18,347	2,595,734
Boston Properties, Inc. (REIT)	28,850	3,126,474
Equity Residential (REIT)	57,912	3,611,392
HCP, Inc. (REIT)	80,603	3,558,622
Health Care REIT, Inc. (REIT)	41,056	2,393,565
Host Hotels & Resorts, Inc. (REIT)	138,080	2,184,426
Kimco Realty Corp. (REIT)	78,069	1,485,653
Plum Creek Timber Co., Inc. (REIT)	30,999	1,230,660
Prologis, Inc. (REIT)	88,515	2,941,353
Public Storage (REIT)	27,463	3,965,932
Simon Property Group, Inc. (REIT)	58,257	9,068,285
Ventas, Inc. (REIT)	55,451	3,500,067
Vornado Realty Trust (REIT)	35,741	3,001,529
Weyerhaeuser Co. (REIT)	103,088	2,305,048

		50,987,040

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	62,976	1,030,287

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	101,315	645,377
People’s United Financial, Inc.	68,630	796,794

		1,442,171

Total Financials		340,722,234

Health Care (6.3%)
Biotechnology (0.8%)
Alexion Pharmaceuticals, Inc.*	36,951	3,669,234
Amgen, Inc.	149,533	10,921,890
Biogen Idec, Inc.*	46,039	6,647,111
Celgene Corp.*	84,640	5,430,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Gilead Sciences, Inc.*	145,688	$7,470,881

		34,139,619

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	105,812	5,623,908
Becton, Dickinson and Co.	38,931	2,910,092
Boston Scientific Corp.*	274,814	1,558,195
C.R. Bard, Inc.	16,199	1,740,421
CareFusion Corp.*	42,478	1,090,835
Covidien plc	92,721	4,960,574
DENTSPLY International, Inc.	27,200	1,028,432
Edwards Lifesciences Corp.*	22,084	2,281,277
Intuitive Surgical, Inc.*	7,665	4,244,800
Medtronic, Inc.	200,066	7,748,556
St. Jude Medical, Inc.	60,268	2,405,296
Stryker Corp.	62,215	3,428,046
Varian Medical Systems, Inc.*	21,380	1,299,263
Zimmer Holdings, Inc.	33,803	2,175,561

		42,495,256

Health Care Providers & Services (1.1%)
Aetna, Inc.	66,752	2,587,975
AmerisourceBergen Corp.	48,156	1,894,939
Cardinal Health, Inc.	66,415	2,789,430
Cigna Corp.	55,410	2,438,040
Coventry Health Care, Inc.	27,581	876,800
DaVita, Inc.*	18,007	1,768,467
Express Scripts Holding Co.*	154,795	8,642,205
Humana, Inc.	31,440	2,434,714
Laboratory Corp. of America Holdings*	18,610	1,723,472
McKesson Corp.	45,239	4,241,156
Patterson Cos., Inc.	16,788	578,682
Quest Diagnostics, Inc.	30,469	1,825,093
Tenet Healthcare Corp.*	79,061	414,280
UnitedHealth Group, Inc.	199,420	11,666,070
WellPoint, Inc.	63,603	4,057,235

		47,938,558

Health Care Technology (0.0%)
Cerner Corp.*	28,232	2,333,657

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	66,741	2,618,917
Life Technologies Corp.*	34,290	1,542,707
PerkinElmer, Inc.	21,661	558,854
Thermo Fisher Scientific, Inc.	70,606	3,665,157
Waters Corp.*	17,076	1,357,030

		9,742,665

Pharmaceuticals (3.3%)
Abbott Laboratories	302,399	19,495,663
Allergan, Inc.	59,165	5,476,904
Bristol-Myers Squibb Co.	324,636	11,670,664
Eli Lilly and Co.	196,343	8,425,078
Forest Laboratories, Inc.*	50,940	1,782,391
Hospira, Inc.*	31,608	1,105,648
Johnson & Johnson	527,871	35,662,965
Merck & Co., Inc.	584,628	24,408,219
Mylan, Inc.*	82,123	1,754,968
Perrigo Co.	17,960	2,118,023
Pfizer, Inc.	1,439,322	33,104,406

Watson Pharmaceuticals, Inc.*	24,417	$1,806,614

		146,811,543

Total Health Care		283,461,298

Industrials (5.5%)
Aerospace & Defense (1.3%)
Boeing Co.	144,017	10,700,463
General Dynamics Corp.	69,319	4,572,281
Goodrich Corp.	24,203	3,071,361
Honeywell International, Inc.	149,789	8,364,218
L-3 Communications Holdings, Inc.	18,713	1,384,949
Lockheed Martin Corp.	51,183	4,457,016
Northrop Grumman Corp.	48,411	3,088,138
Precision Castparts Corp.	27,947	4,597,002
Raytheon Co.	64,121	3,628,607
Rockwell Collins, Inc.	27,845	1,374,151
Textron, Inc.	53,737	1,336,439
United Technologies Corp.	175,229	13,235,046

		59,809,671

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	31,249	1,829,004
Expeditors International of Washington, Inc.	40,759	1,579,411
FedEx Corp.	60,646	5,555,780
United Parcel Service, Inc., Class B	184,484	14,529,960

		23,494,155

Airlines (0.0%)
Southwest Airlines Co.	147,873	1,363,389

Building Products (0.0%)
Masco Corp.	68,555	950,858

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	20,008	547,019
Cintas Corp.	21,148	816,524
Iron Mountain, Inc.	32,850	1,082,736
Pitney Bowes, Inc.	38,368	574,369
R.R. Donnelley & Sons Co.	34,392	404,794
Republic Services, Inc.	60,352	1,596,914
Stericycle, Inc.*	16,277	1,492,113
Waste Management, Inc.	89,038	2,973,869

		9,488,338

Construction & Engineering (0.1%)
Fluor Corp.	32,408	1,599,011
Jacobs Engineering Group, Inc.*	24,691	934,801
Quanta Services, Inc.*	40,690	979,408

		3,513,220

Electrical Equipment (0.3%)
Cooper Industries plc	30,657	2,090,194
Emerson Electric Co.	140,993	6,567,454
Rockwell Automation, Inc.	27,432	1,812,158
Roper Industries, Inc.	18,741	1,847,488

		12,317,294

Industrial Conglomerates (1.4%)
3M Co.	133,295	11,943,232

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Danaher Corp.	110,500	$5,754,840
General Electric Co.	2,036,527	42,441,222
Tyco International Ltd.	88,942	4,700,585

		64,839,879

Machinery (1.0%)
Caterpillar, Inc.	125,413	10,648,818
Cummins, Inc.	37,027	3,588,287
Deere & Co.	76,445	6,182,107
Dover Corp.	35,214	1,887,823
Eaton Corp.	64,843	2,569,728
Flowserve Corp.	10,514	1,206,481
Illinois Tool Works, Inc.	91,745	4,852,393
Ingersoll-Rand plc	57,445	2,423,030
Joy Global, Inc.	20,301	1,151,676
PACCAR, Inc.	68,475	2,683,535
Pall Corp.	22,175	1,215,412
Parker Hannifin Corp.	29,047	2,233,133
Snap-on, Inc.	11,226	698,818
Stanley Black & Decker, Inc.	32,813	2,111,845
Xylem, Inc.	35,472	892,830

		44,345,916

Professional Services (0.1%)
Dun & Bradstreet Corp.	9,185	653,696
Equifax, Inc.	23,038	1,073,571
Robert Half International, Inc.	27,310	780,247

		2,507,514

Road & Rail (0.5%)
CSX Corp.	199,729	4,465,940
Norfolk Southern Corp.	62,597	4,492,587
Ryder System, Inc.	9,847	354,591
Union Pacific Corp.	91,565	10,924,620

		20,237,738

Trading Companies & Distributors (0.1%)
Fastenal Co.	56,638	2,283,078
W.W. Grainger, Inc.	11,753	2,247,644

		4,530,722

Total Industrials		247,398,694

Information Technology (10.4%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,029,600	17,678,232
F5 Networks, Inc.*	15,209	1,514,208
Harris Corp.	21,883	915,804
JDS Uniphase Corp.*	44,984	494,824
Juniper Networks, Inc.*	101,946	1,662,739
Motorola Solutions, Inc.	56,041	2,696,132
QUALCOMM, Inc.	329,519	18,347,618

		43,309,557

Computers & Peripherals (3.0%)
Apple, Inc.*	179,788	104,996,192
Dell, Inc.*	285,791	3,578,103
EMC Corp.*	403,542	10,342,782
Hewlett-Packard Co.	380,116	7,644,133
Lexmark International, Inc., Class A	13,635	362,418
NetApp, Inc.*	69,642	2,216,009

SanDisk Corp.*	46,952	$1,712,809
Seagate Technology plc	73,003	1,805,364
Western Digital Corp.*	44,880	1,367,942

		134,025,752

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	31,249	1,716,195
Corning, Inc.	291,808	3,773,078
FLIR Systems, Inc.	29,516	575,562
Jabil Circuit, Inc.	35,085	713,278
Molex, Inc.	26,362	631,106
TE Connectivity Ltd.	82,243	2,624,374

		10,033,593

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	34,273	1,088,168
eBay, Inc.*	220,883	9,279,295
Google, Inc., Class A*	48,951	28,395,006
VeriSign, Inc.*	30,424	1,325,574
Yahoo!, Inc.*	234,262	3,708,367

		43,796,410

IT Services (2.0%)
Accenture plc, Class A	123,900	7,445,151
Automatic Data Processing, Inc.	94,043	5,234,433
Cognizant Technology Solutions Corp., Class A*	58,514	3,510,840
Computer Sciences Corp.	29,724	737,750
Fidelity National Information Services, Inc.	45,859	1,562,875
Fiserv, Inc.*	26,201	1,892,236
International Business Machines Corp.	221,722	43,364,389
Mastercard, Inc., Class A	20,442	8,792,309
Paychex, Inc.	61,962	1,946,226
SAIC, Inc.	53,087	643,414
Teradata Corp.*	32,456	2,337,157
Total System Services, Inc.	30,771	736,350
Visa, Inc., Class A	95,787	11,842,147
Western Union Co.	117,762	1,983,112

		92,028,389

Office Electronics (0.0%)
Xerox Corp.	259,092	2,039,054

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	112,928	647,077
Altera Corp.	61,906	2,094,899
Analog Devices, Inc.	57,213	2,155,214
Applied Materials, Inc.	246,030	2,819,504
Broadcom Corp., Class A*	95,320	3,221,816
First Solar, Inc.*	11,145	167,844
Intel Corp.	966,979	25,769,990
KLA-Tencor Corp.	32,094	1,580,630
Lam Research Corp.*	38,668	1,459,330
Linear Technology Corp.	44,079	1,380,995
LSI Corp.*	109,072	694,789
Microchip Technology, Inc.	37,262	1,232,627
Micron Technology, Inc.*	189,846	1,197,928
NVIDIA Corp.*	118,967	1,644,124
Teradyne, Inc.*	35,656	501,323
Texas Instruments, Inc.	219,803	6,306,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Xilinx, Inc.	50,791	$1,705,054

		54,579,292

Software (2.0%)
Adobe Systems, Inc.*	95,352	3,086,544
Autodesk, Inc.*	44,099	1,543,024
BMC Software, Inc.*	30,988	1,322,568
CA, Inc.	68,012	1,842,445
Citrix Systems, Inc.*	35,796	3,004,716
Electronic Arts, Inc.*	61,127	754,919
Intuit, Inc.	56,543	3,355,827
Microsoft Corp.	1,437,035	43,958,901
Oracle Corp.	745,873	22,152,428
Red Hat, Inc.*	37,047	2,092,415
Salesforce.com, Inc.*	26,516	3,666,102
Symantec Corp.*	138,520	2,023,777

		88,803,666

Total Information Technology		468,615,713

Materials (1.8%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	40,677	3,283,854
Airgas, Inc.	13,287	1,116,241
CF Industries Holdings, Inc.	12,634	2,447,711
Dow Chemical Co.	229,711	7,235,897
E.I. du Pont de Nemours & Co.	180,151	9,110,236
Eastman Chemical Co.	26,647	1,342,209
Ecolab, Inc.	56,189	3,850,632
FMC Corp.	26,374	1,410,482
International Flavors & Fragrances, Inc.	15,521	850,551
Monsanto Co.	102,544	8,488,592
Mosaic Co.	57,171	3,130,684
PPG Industries, Inc.	29,302	3,109,528
Praxair, Inc.	57,436	6,245,016
Sherwin-Williams Co.	16,507	2,184,701
Sigma-Aldrich Corp.	23,219	1,716,581

		55,522,915

Construction Materials (0.0%)
Vulcan Materials Co.	24,797	984,689

Containers & Packaging (0.1%)
Ball Corp.	30,008	1,231,828
Bemis Co., Inc.	19,781	619,936
Owens-Illinois, Inc.*	31,580	605,389
Sealed Air Corp.	37,616	580,791

		3,037,944

Metals & Mining (0.4%)
Alcoa, Inc.	204,775	1,791,781
Allegheny Technologies, Inc.	20,466	652,661
Cliffs Natural Resources, Inc.	27,347	1,347,934
Freeport-McMoRan Copper & Gold, Inc.	182,470	6,216,753
Newmont Mining Corp.	95,339	4,624,895
Nucor Corp.	60,809	2,304,661
Titanium Metals Corp.	16,148	182,634
United States Steel Corp.	27,649	569,569

		17,690,888

Paper & Forest Products (0.1%)
International Paper Co.	83,882	$2,425,029
MeadWestvaco Corp.	32,888	945,530

		3,370,559

Total Materials		80,606,995

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	1,126,876	40,184,398
CenturyLink, Inc.	119,440	4,716,685
Frontier Communications Corp.	191,448	733,246
Verizon Communications, Inc.	546,088	24,268,151
Windstream Corp.	112,750	1,089,165

		70,991,645

Wireless Telecommunication Services (0.1%)
Crown Castle International Corp.*	49,574	2,908,011
MetroPCS Communications, Inc.*	56,442	341,474
Sprint Nextel Corp.*	575,802	1,877,115

		5,126,600

Total Telecommunication Services		76,118,245

Utilities (2.0%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	93,197	3,718,560
Duke Energy Corp.	257,225	5,931,609
Edison International	62,577	2,891,058
Entergy Corp.	34,100	2,315,049
Exelon Corp.	163,868	6,164,714
FirstEnergy Corp.	80,263	3,948,137
NextEra Energy, Inc.	80,226	5,520,351
Northeast Utilities	60,416	2,344,745
Pepco Holdings, Inc.	43,753	856,246
Pinnacle West Capital Corp.	20,953	1,084,108
PPL Corp.	111,315	3,095,670
Progress Energy, Inc.	56,960	3,427,283
Southern Co.	166,950	7,729,785
Xcel Energy, Inc.	93,465	2,655,341

		51,682,656

Gas Utilities (0.1%)
AGL Resources, Inc.	22,487	871,371
ONEOK, Inc.	39,924	1,689,185

		2,560,556

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	123,683	1,586,853
NRG Energy, Inc.*	43,686	758,389

		2,345,242

Multi-Utilities (0.7%)
Ameren Corp.	46,597	1,562,863
CenterPoint Energy, Inc.	81,894	1,692,749
CMS Energy Corp.	49,992	1,174,812
Consolidated Edison, Inc.	56,228	3,496,819
Dominion Resources, Inc.	109,833	5,930,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

DTE Energy Co.	32,813	$1,946,795
Integrys Energy Group, Inc.	14,976	851,685
NiSource, Inc.	54,719	1,354,295
PG&E Corp.	81,169	3,674,521
Public Service Enterprise Group, Inc.	97,089	3,155,393
SCANA Corp.	22,327	1,068,124
Sempra Energy	46,153	3,179,019
TECO Energy, Inc.	41,407	747,810
Wisconsin Energy Corp.	44,216	1,749,627

		31,585,494

Total Utilities		88,173,948

Total Investments (52.8%) (Cost $1,866,529,015)	$2,366,599,031
Other Assets Less Liabilities (47.2%)	2,119,604,816

Net Assets (100%)	$4,486,203,847

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,863,243.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	31,278	September-12	$2,024,241,291	$2,121,273,960	$97,032,669

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$259,119,127	$—	$—	$259,119,127
Consumer Staples	266,987,039	—	—	266,987,039
Energy	255,395,738	—	—	255,395,738
Financials	340,722,234	—	—	340,722,234
Health Care	283,461,298	—	—	283,461,298
Industrials	247,398,694	—	—	247,398,694
Information Technology	468,615,713	—	—	468,615,713
Materials	80,606,995	—	—	80,606,995
Telecommunication Services	76,118,245	—	—	76,118,245
Utilities	88,173,948	—	—	88,173,948
Futures	97,032,669	—	—	97,032,669

Total Assets	$2,463,631,700	$—	$—	$2,463,631,700

Total Liabilities	$—	$—	$—	$—

Total	$2,463,631,700	$—	$—	$2,463,631,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	5,548	576
Purchases	—	—
Sales	(5,548)	(576)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$—

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	97,032,669	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$97,032,669

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	98,535,942	—	—	98,535,942
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$98,535,942	$—	$—	$98,535,942

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	93,293,580	—	—	93,293,580
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$93,293,580	$—	$—	$93,293,580

The Portfolio held futures contracts with an average notional balance of approximately $2,168,023,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$26,823,201
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$143,573,361

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$610,717,614
Aggregate gross unrealized depreciation	(113,786,316)

Net unrealized appreciation	$496,931,298

Federal income tax cost of investments	$1,869,667,733

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $1,866,529,015)	$2,366,599,031
Cash	1,938,706,958
Cash held as collateral at broker	131,171,000
Due from broker for futures variation margin	53,209,169
Dividends, interest and other receivables	3,232,988
Receivable for securities sold	1,029,430
Receivable from Separate Accounts for Trust shares sold	70,428
Other assets	32,720

Total assets	4,494,051,724

LIABILITIES
Payable for securities purchased	3,825,382
Payable to Separate Accounts for Trust shares redeemed	1,720,547
Investment management fees payable	1,589,098
Administrative fees payable	545,177
Distribution fees payable - Class IA	25
Accrued expenses	167,648

Total liabilities	7,847,877

NET ASSETS	$4,486,203,847

Net assets were comprised of:
Paid in capital	$3,943,982,017
Accumulated undistributed net investment income (loss)	13,814,871
Accumulated undistributed net realized gain (loss) on investments and futures	(68,695,726)
Net unrealized appreciation (depreciation) on investments and futures	597,102,685

Net assets	$4,486,203,847

Class IA
Net asset value, offering and redemption price per share, $124,570 / 11,147 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.18

Class K
Net asset value, offering and redemption price per share, $4,486,079,277 / 400,916,444 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.19

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$25,742,689
Interest	1,006,367

Total income	26,749,056

EXPENSES
Investment management fees	10,043,462
Administrative fees	3,449,658
Printing and mailing expenses	206,744
Professional fees	69,498
Trustees’ fees	64,158
Custodian fees	50,722
Distribution fees - Class IA	153
Miscellaneous	56,969

Total expenses	13,941,364

NET INVESTMENT INCOME (LOSS)	12,807,692

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	25,252,703
Futures	98,535,942

Net realized gain (loss)	123,788,645

Change in unrealized appreciation (depreciation) on:
Securities	166,387,493
Futures	93,293,580

Net change in unrealized appreciation (depreciation)	259,681,073

NET REALIZED AND UNREALIZED GAIN (LOSS)	383,469,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$396,277,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,807,692	$25,121,768
Net realized gain (loss) on investments and futures	123,788,645	(124,711,029)
Net change in unrealized appreciation (depreciation) on investments and futures	259,681,073	(95,969,497)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	396,277,410	(195,558,758)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(634)
Class K†	—	(24,445,530)

	—	(24,446,164)

Distributions from net realized capital gains
Class IA	—	(152,480,684)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(176,926,848)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 28,966,056 shares, respectively ]	—	308,806,868
Capital shares issued in reinvestment of dividends and distributions [ 0 and 15,231,369 shares, respectively ]	—	152,481,318
Capital shares repurchased [ 0 and (469,238,913) shares, respectively ]	—	(4,820,358,918	)(z)

Total Class IA transactions	—	(4,359,070,732)

Class K†
Capital shares sold [ 1,789,296 and 439,567,535 shares, respectively ]	19,661,901	4,447,726,605	(z)
Capital shares issued in reinvestment of dividends [ 0 and 2,459,433 shares, respectively ]	—	24,445,530
Capital shares repurchased [ (29,366,096) and (13,533,724) shares, respectively ]	(325,371,894)	(136,390,873)

Total Class K transactions	(305,709,993)	4,335,781,262

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(305,709,993)	(23,289,470)

TOTAL INCREASE (DECREASE) IN NET ASSETS	90,567,417	(395,775,076)
NET ASSETS:
Beginning of period	4,395,636,430	4,791,411,506

End of period (a)	$4,486,203,847	$4,395,636,430

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,814,871	$1,007,179

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the ATM Large Cap Portfolio exchanged approximately 423,319,321 Class IA shares for approximately 423,319,321 Class K shares. This exchange amounted to approximately $4,282,731,023.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,		August 28, 2009* to December 31, 2009
Class IA		2011	2010
Net asset value, beginning of period	$10.26	$11.27	$10.64	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.06 (e)	0.06 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	0.90	(0.64)	1.24	0.64

Total from investment operations	0.92	(0.58)	1.30	0.68

Less distributions:
Dividends from net investment income	—	(0.06)	(0.06)	(0.04)
Distributions from net realized gains	—	(0.37)	(0.61)	—

Total dividends and distributions	—	(0.43)	(0.67)	(0.04)

Net asset value, end of period	$11.18	$10.26	$11.27	$10.64

Total return (b)	8.97%	(5.02)%	12.79%	6.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$125	$114	$4,791,412	$4,608,735
Ratio of expenses to average net assets:
After reimbursements (a)	0.86%	0.59%	0.59%	0.62%
Before reimbursements (a)	0.86%	0.62%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.32%	0.50%	0.56%	1.19%
Before reimbursements (a)	0.32%	0.47%	0.53%	1.18%
Portfolio turnover rate	1%	7%	6%	44%

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.26	$10.01

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	0.90	0.29

Total from investment operations	0.93	0.31

Less distributions:
Dividends from net investment income	—	(0.06)

Net asset value, end of period	$11.19	$10.26

Total return (b)	9.06%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,486,079	$4,395,522
Ratio of expenses to average net assets:
After reimbursements (a)	0.61%	0.61%
Before reimbursements (a)	0.61%	0.61%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.56%	0.65%
Before reimbursements (a)	0.56%	0.65%
Portfolio turnover rate	1%	7%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM MID CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	11.4%
Industrials	8.3
Information Technology	8.0
Consumer Discretionary	6.9
Health Care	5.6
Materials	3.5
Energy	2.7
Utilities	2.7
Consumer Staples	1.8
Telecommunication Services	0.3
Cash and Other	48.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,072.60	$4.63
Hypothetical (5% average return before expenses)	1,000.00	1,020.39	4.52
Class K
Actual	1,000.00	1,073.60	3.35
Hypothetical (5% average return before expenses)	1,000.00	1,021.63	3.26

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.9%)
Auto Components (0.1%)
Gentex Corp.	29,046	$606,190

Automobiles (0.1%)
Thor Industries, Inc.	8,506	233,150

Distributors (0.2%)
LKQ Corp.*	29,698	991,913

Diversified Consumer Services (0.4%)
ITT Educational Services, Inc.*	3,698	224,653
Matthews International Corp., Class A	5,646	183,439
Regis Corp.	11,483	206,235
Service Corp. International	43,697	540,532
Sotheby’s, Inc.	13,608	453,963
Strayer Education, Inc.	2,448	266,881

		1,875,703

Hotels, Restaurants & Leisure (0.8%)
Bally Technologies, Inc.*	8,678	404,916
Bob Evans Farms, Inc.	5,808	233,482
Brinker International, Inc.	15,220	485,061
Cheesecake Factory, Inc.*	10,835	346,287
International Speedway Corp., Class A	5,586	146,242
Life Time Fitness, Inc.*	8,657	402,637
Panera Bread Co., Class A*	6,001	836,779
Scientific Games Corp., Class A*	11,553	98,778
Wendy’s Co.	60,232	284,295
WMS Industries, Inc.*	10,996	219,370

		3,457,847

Household Durables (0.9%)
KB Home	14,420	141,316
M.D.C. Holdings, Inc.	7,476	244,241
Mohawk Industries, Inc.*	11,535	805,489
NVR, Inc.*	1,090	926,500
Tempur-Pedic International, Inc.*	12,838	300,281
Toll Brothers, Inc.*	29,557	878,730
Tupperware Brands Corp.	11,202	613,421

		3,909,978

Internet & Catalog Retail (0.1%)
HSN, Inc.	7,924	319,733

Leisure Equipment & Products (0.2%)
Polaris Industries, Inc.	13,892	993,000

Media (0.6%)
AMC Networks, Inc., Class A*	11,544	410,389
Cinemark Holdings, Inc.	20,572	470,070
DreamWorks Animation SKG, Inc., Class A*	14,227	271,167
John Wiley & Sons, Inc., Class A	9,442	462,564
Lamar Advertising Co., Class A*	11,875	339,625
Meredith Corp.	7,464	238,400
New York Times Co., Class A*	24,132	188,230
Scholastic Corp.	5,032	141,701
Valassis Communications, Inc.*	8,450	183,787

		2,705,933

Multiline Retail (0.1%)
Saks, Inc.*	31,877	$339,490

Specialty Retail (2.6%)
Aaron’s, Inc.	15,309	433,398
Advance Auto Parts, Inc.	14,873	1,014,636
Aeropostale, Inc.*	16,424	292,840
American Eagle Outfitters, Inc.	39,627	781,841
ANN, Inc.*	9,834	250,669
Ascena Retail Group, Inc.*	27,192	506,315
Barnes & Noble, Inc.*	8,173	134,528
Chico’s FAS, Inc.	33,867	502,586
Collective Brands, Inc.*	12,425	266,143
Dick’s Sporting Goods, Inc.	19,075	915,600
Foot Locker, Inc.	30,640	936,971
Guess?, Inc.	13,066	396,814
Office Depot, Inc.*	56,427	121,882
PetSmart, Inc.	21,919	1,494,437
RadioShack Corp.	19,852	76,232
Rent-A-Center, Inc.	11,933	402,619
Signet Jewelers Ltd.	17,156	755,036
Tractor Supply Co.	14,580	1,211,015
Williams-Sonoma, Inc.	20,101	702,932

		11,196,494

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.*	10,401	547,092
Deckers Outdoor Corp.*	7,786	342,662
Hanesbrands, Inc.*	19,621	544,090
PVH Corp.	14,206	1,105,085
Under Armour, Inc., Class A*	7,477	706,427
Warnaco Group, Inc.*	8,274	352,307

		3,597,663

Total Consumer Discretionary		30,227,094

Consumer Staples (1.8%)
Food & Staples Retailing (0.1%)
Harris Teeter Supermarkets, Inc.	10,015	410,515
SUPERVALU, Inc.	42,614	220,740

		631,255

Food Products (1.0%)
Flowers Foods, Inc.	22,755	528,599
Green Mountain Coffee Roasters, Inc.*	26,267	572,095
Hillshire Brands Co.	24,166	700,572
Ingredion, Inc.	15,365	760,875
Lancaster Colony Corp.	4,113	292,887
Post Holdings, Inc.*	5,507	169,340
Ralcorp Holdings, Inc.*	11,132	742,950
Smithfield Foods, Inc.*	32,401	700,833
Tootsie Roll Industries, Inc.	5,079	121,185

		4,589,336

Household Products (0.6%)
Church & Dwight Co., Inc.	28,055	1,556,211
Energizer Holdings, Inc.*	13,136	988,484

		2,544,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Tobacco (0.1%)
Universal Corp.	4,617	$213,906

Total Consumer Staples		7,979,192

Energy (2.7%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	11,492	434,857
CARBO Ceramics, Inc.	4,047	310,526
Dresser-Rand Group, Inc.*	15,243	678,923
Dril-Quip, Inc.*	6,970	457,162
Helix Energy Solutions Group, Inc.*	21,388	350,977
Oceaneering International, Inc.	21,869	1,046,651
Oil States International, Inc.*	10,419	689,738
Patterson-UTI Energy, Inc.	31,294	455,641
Superior Energy Services, Inc.*	31,730	641,898
Tidewater, Inc.	10,362	480,382
Unit Corp.*	8,393	309,618

		5,856,373

Oil, Gas & Consumable Fuels (1.4%)
Arch Coal, Inc.	42,899	295,574
Bill Barrett Corp.*	9,641	206,510
Cimarex Energy Co.	17,303	953,741
Energen Corp.	14,574	657,725
Forest Oil Corp.*	24,050	176,287
HollyFrontier Corp.	41,703	1,477,537
Northern Oil and Gas, Inc.*	12,854	204,893
Plains Exploration & Production Co.*	25,958	913,202
Quicksilver Resources, Inc.*	24,010	130,134
SM Energy Co.	12,973	637,104
World Fuel Services Corp.	14,415	548,203

		6,200,910

Total Energy		12,057,283

Financials (11.4%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	10,387	1,136,857
Apollo Investment Corp.	40,758	313,021
Eaton Vance Corp.	23,337	628,932
Greenhill & Co., Inc.	5,786	206,271
Janus Capital Group, Inc.	38,027	297,371
Jefferies Group, Inc.	30,326	393,935
Raymond James Financial, Inc.	22,482	769,784
SEI Investments Co.	29,040	577,606
Waddell & Reed Financial, Inc., Class A	17,369	525,933

		4,849,710

Commercial Banks (2.1%)
Associated Banc-Corp.	35,110	463,101
BancorpSouth, Inc.	16,608	241,148
Bank of Hawaii Corp.	9,170	421,362
Cathay General Bancorp	16,014	264,391
City National Corp./California	9,469	460,004
Commerce Bancshares, Inc./Missouri	15,955	604,695
Cullen/Frost Bankers, Inc.	12,435	714,888
East West Bancorp, Inc.	29,108	682,874

First Niagara Financial Group, Inc.	71,031	$543,387
FirstMerit Corp.	22,162	366,116
Fulton Financial Corp.	40,504	404,635
Hancock Holding Co.	17,060	519,306
International Bancshares Corp.	10,550	205,936
Prosperity Bancshares, Inc.	9,579	402,605
Signature Bank/New York*	9,339	569,399
SVB Financial Group*	9,004	528,715
Synovus Financial Corp.	157,382	311,616
TCF Financial Corp.	32,926	377,991
Trustmark Corp.	13,034	319,072
Valley National Bancorp	39,733	421,170
Webster Financial Corp.	14,917	323,102
Westamerica Bancorp	5,602	264,358

		9,409,871

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	17,698	489,881
MSCI, Inc.*	24,506	833,694

		1,323,575

Insurance (2.4%)
Alleghany Corp.*	2,938	998,185
American Financial Group, Inc./Ohio	15,251	598,297
Arthur J. Gallagher & Co.	23,818	835,297
Aspen Insurance Holdings Ltd.	14,363	415,091
Brown & Brown, Inc.	23,358	636,973
Everest Reinsurance Group Ltd.	10,647	1,101,858
Fidelity National Financial, Inc., Class A	44,826	863,349
First American Financial Corp.	21,452	363,826
Hanover Insurance Group, Inc.	9,113	356,592
HCC Insurance Holdings, Inc.	20,388	640,183
Kemper Corp.	9,895	304,271
Mercury General Corp.	7,285	303,566
Old Republic International Corp.	52,362	434,081
Protective Life Corp.	16,357	481,059
Reinsurance Group of America, Inc.	14,818	788,466
StanCorp Financial Group, Inc.	9,016	335,034
W. R. Berkley Corp.	22,598	879,514

		10,335,642

Real Estate Investment Trusts (REITs) (5.0%)
Alexandria Real Estate Equities, Inc. (REIT)	12,498	908,855
American Campus Communities, Inc. (REIT)	15,074	678,029
BioMed Realty Trust, Inc. (REIT)	31,102	580,985
BRE Properties, Inc. (REIT)	15,489	774,760
Camden Property Trust (REIT)	16,190	1,095,577
Corporate Office Properties Trust/Maryland (REIT)	14,509	341,107
Duke Realty Corp. (REIT)	53,683	785,919
Equity One, Inc. (REIT)	11,923	252,768
Essex Property Trust, Inc. (REIT)	7,188	1,106,377
Federal Realty Investment Trust (REIT)	12,931	1,345,988
Highwoods Properties, Inc. (REIT)	14,613	491,727

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Home Properties, Inc. (REIT)	9,800	$601,328
Hospitality Properties Trust (REIT)	24,849	615,510
Liberty Property Trust (REIT)	23,602	869,498
Macerich Co. (REIT)	26,755	1,579,883
Mack-Cali Realty Corp. (REIT)	17,660	513,376
National Retail Properties, Inc. (REIT)	21,421	606,000
Omega Healthcare Investors, Inc. (REIT)	21,365	480,713
Potlatch Corp. (REIT)	8,193	261,684
Rayonier, Inc. (REIT)	24,538	1,101,756
Realty Income Corp. (REIT)	26,885	1,122,986
Regency Centers Corp. (REIT)	18,116	861,778
Senior Housing Properties Trust (REIT)	32,795	731,984
SL Green Realty Corp. (REIT)	18,062	1,449,295
Taubman Centers, Inc. (REIT)	11,856	914,809
UDR, Inc. (REIT)	50,518	1,305,385
Weingarten Realty Investors (REIT)	24,353	641,458

		22,019,535

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	8,818	620,523

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	16,723	163,885
New York Community Bancorp, Inc.	88,539	1,109,394
Washington Federal, Inc.	21,433	362,003

		1,635,282

Total Financials		50,194,138

Health Care (5.6%)
Biotechnology (1.1%)
Regeneron Pharmaceuticals, Inc.*	15,733	1,797,023
United Therapeutics Corp.*	10,844	535,477
Vertex Pharmaceuticals, Inc.*	42,514	2,377,383

		4,709,883

Health Care Equipment & Supplies (1.4%)
Cooper Cos., Inc.	9,587	764,659
Gen-Probe, Inc.*	9,216	757,555
Hill-Rom Holdings, Inc.	12,452	384,144
Hologic, Inc.*	53,275	961,081
IDEXX Laboratories, Inc.*	11,139	1,070,792
Masimo Corp.*	11,435	255,915
ResMed, Inc.*	28,757	897,219
STERIS Corp.	11,714	367,468
Teleflex, Inc.	8,305	505,858
Thoratec Corp.*	11,854	398,057

		6,362,748

Health Care Providers & Services (2.1%)
AMERIGROUP Corp.*	9,801	645,984
Catalyst Health Solutions, Inc.*	10,259	958,601
Community Health Systems, Inc.*	18,349	514,322
Health Management Associates, Inc., Class A*	51,829	406,858
Health Net, Inc.*	16,685	404,945

Henry Schein, Inc.*	18,161	$1,425,457
HMS Holdings Corp.*	17,273	575,364
LifePoint Hospitals, Inc.*	9,812	402,096
Lincare Holdings, Inc.	17,468	594,261
MEDNAX, Inc.*	9,925	680,259
Omnicare, Inc.	22,706	709,108
Owens & Minor, Inc.	12,808	392,309
Universal Health Services, Inc., Class B	19,543	843,476
VCA Antech, Inc.*	17,621	387,310
WellCare Health Plans, Inc.*	8,672	459,616

		9,399,966

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	38,419	419,920

Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc., Class A*	4,005	400,540
Charles River Laboratories International, Inc.*	9,815	321,539
Covance, Inc.*	11,161	534,054
Mettler-Toledo International, Inc.*	6,417	1,000,090
Techne Corp.	7,436	551,751

		2,807,974

Pharmaceuticals (0.3%)
Endo Health Solutions, Inc.*	23,584	730,632
Medicis Pharmaceutical Corp., Class A	11,916	406,932

		1,137,564

Total Health Care		24,838,055

Industrials (8.3%)
Aerospace & Defense (0.7%)
Alliant Techsystems, Inc.	6,698	338,718
BE Aerospace, Inc.*	21,019	917,690
Esterline Technologies Corp.*	6,223	388,004
Exelis, Inc.	37,540	370,144
Huntington Ingalls Industries, Inc.*	9,968	401,112
Triumph Group, Inc.	10,114	569,115

		2,984,783

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	20,958	306,196

Airlines (0.2%)
Alaska Air Group, Inc.*	14,306	513,585
JetBlue Airways Corp.*	45,967	243,625

		757,210

Building Products (0.3%)
Fortune Brands Home & Security, Inc.*	32,270	718,653
Lennox International, Inc.	10,201	475,673

		1,194,326

Commercial Services & Supplies (0.9%)
Brink’s Co.	9,598	222,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Clean Harbors, Inc.*	9,558	$539,262
Copart, Inc.*	20,944	496,163
Corrections Corp. of America	20,077	591,268
Deluxe Corp.	10,303	256,957
Herman Miller, Inc.	11,644	215,647
HNI Corp.	9,224	237,518
Mine Safety Appliances Co.	6,252	251,580
Rollins, Inc.	12,887	288,282
Waste Connections, Inc.	24,938	746,145

		3,845,304

Construction & Engineering (0.5%)
AECOM Technology Corp.*	22,682	373,119
Granite Construction, Inc.	6,894	180,003
KBR, Inc.	29,858	737,791
Shaw Group, Inc.*	13,236	361,475
URS Corp.	15,242	531,641

		2,184,029

Electrical Equipment (0.9%)
Acuity Brands, Inc.	8,520	433,753
AMETEK, Inc.	32,509	1,622,524
General Cable Corp.*	9,946	257,999
Hubbell, Inc., Class B	11,948	931,227
Regal-Beloit Corp.	8,451	526,160

		3,771,663

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	12,542	664,977

Machinery (2.8%)
AGCO Corp.*	19,657	898,915
CLARCOR, Inc.	10,111	486,946
Crane Co.	9,907	360,417
Donaldson Co., Inc.	30,034	1,002,235
Gardner Denver, Inc.	10,096	534,179
Graco, Inc.	12,154	560,056
Harsco Corp.	16,343	333,070
IDEX Corp.	16,902	658,840
ITT Corp.	18,606	327,466
Kennametal, Inc.	16,063	532,488
Lincoln Electric Holdings, Inc.	16,945	742,022
Nordson Corp.	11,416	585,527
Oshkosh Corp.*	18,503	387,638
Pentair, Inc.	19,910	762,155
SPX Corp.	10,238	668,746
Terex Corp.*	22,205	395,915
Timken Co.	16,951	776,186
Trinity Industries, Inc.	16,146	403,327
Valmont Industries, Inc.	4,532	548,236
Wabtec Corp.	9,703	756,931
Woodward, Inc.	12,126	478,249

		12,199,544

Marine (0.2%)
Alexander & Baldwin, Inc.	8,491	452,146
Kirby Corp.*	11,294	531,721

		983,867

Professional Services (0.4%)
Corporate Executive Board Co.	6,767	276,635
FTI Consulting, Inc.*	8,417	241,989
Korn/Ferry International*	9,488	136,153

Manpower, Inc.	16,135	$591,347
Towers Watson & Co., Class A	10,248	613,855

		1,859,979

Road & Rail (0.8%)
Con-way, Inc.	11,278	407,249
J.B. Hunt Transport Services, Inc.	18,223	1,086,091
Kansas City Southern	22,234	1,546,597
Landstar System, Inc.	9,445	488,495
Werner Enterprises, Inc.	8,793	210,065

		3,738,497

Trading Companies & Distributors (0.4%)
GATX Corp.	9,485	365,173
MSC Industrial Direct Co., Inc., Class A	9,310	610,270
United Rentals, Inc.*	17,033	579,803
Watsco, Inc.	6,015	443,907

		1,999,153

Total Industrials		36,489,528

Information Technology (8.0%)
Communications Equipment (0.5%)
ADTRAN, Inc.	12,911	389,783
Ciena Corp.*	19,929	326,238
Plantronics, Inc.	8,596	287,106
Polycom, Inc.*	35,885	377,510
Riverbed Technology, Inc.*	31,910	515,347
Tellabs, Inc.	74,362	247,625

		2,143,609

Computers & Peripherals (0.3%)
Diebold, Inc.	12,687	468,277
NCR Corp.*	31,917	725,473
QLogic Corp.*	19,776	270,734

		1,464,484

Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.*	22,537	739,439
Avnet, Inc.*	29,196	900,989
Ingram Micro, Inc., Class A*	30,834	538,670
Itron, Inc.*	8,091	333,673
National Instruments Corp.	18,760	503,894
Tech Data Corp.*	8,038	387,190
Trimble Navigation Ltd.*	25,206	1,159,728
Vishay Intertechnology, Inc.*	30,429	286,945

		4,850,528

Internet Software & Services (0.8%)
AOL, Inc.*	18,842	529,084
Equinix, Inc.*	9,771	1,716,276
Monster Worldwide, Inc.*	24,305	206,593
Rackspace Hosting, Inc.*	21,514	945,325
ValueClick, Inc.*	16,288	266,960

		3,664,238

IT Services (1.7%)
Acxiom Corp.*	15,451	233,465
Alliance Data Systems Corp.*	10,261	1,385,235
Broadridge Financial Solutions, Inc.	25,101	533,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Convergys Corp.	23,539	$347,671
CoreLogic, Inc.*	21,640	396,229
DST Systems, Inc.	6,914	375,499
Gartner, Inc.*	18,823	810,330
Global Payments, Inc.	15,858	685,541
Jack Henry & Associates, Inc.	17,586	607,069
Lender Processing Services, Inc.	17,087	431,959
ManTech International Corp., Class A	4,642	108,948
NeuStar, Inc., Class A*	13,552	452,637
VeriFone Systems, Inc.*	21,750	719,708
Wright Express Corp.*	7,874	485,983

		7,574,172

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	10,461	359,440

Semiconductors & Semiconductor Equipment (1.1%)
Atmel Corp.*	89,260	598,042
Cree, Inc.*	23,312	598,419
Cypress Semiconductor Corp.*	30,605	404,598
Fairchild Semiconductor International, Inc.*	25,709	362,497
Integrated Device Technology, Inc.*	28,383	159,512
International Rectifier Corp.*	14,031	280,480
Intersil Corp., Class A	25,836	275,153
MEMC Electronic Materials, Inc.*	46,065	99,961
RF Micro Devices, Inc.*	55,534	236,020
Semtech Corp.*	13,092	318,397
Silicon Laboratories, Inc.*	8,558	324,348
Skyworks Solutions, Inc.*	38,326	1,048,983

		4,706,410

Software (2.4%)
ACI Worldwide, Inc.*	8,011	354,166
Advent Software, Inc.*	6,382	173,016
ANSYS, Inc.*	18,757	1,183,754
Cadence Design Systems, Inc.*	55,285	607,582
Compuware Corp.*	44,141	410,070
Concur Technologies, Inc.*	9,494	646,542
FactSet Research Systems, Inc.	9,012	837,575
Fair Isaac Corp.	6,908	292,070
Informatica Corp.*	21,930	928,955
Mentor Graphics Corp.*	19,009	285,135
MICROS Systems, Inc.*	16,167	827,750
Parametric Technology Corp.*	23,938	501,741
Quest Software, Inc.*	11,462	319,217
Rovi Corp.*	22,376	439,017
Solera Holdings, Inc.	14,076	588,236
Synopsys, Inc.*	29,761	875,866
TIBCO Software, Inc.*	33,256	995,020

		10,265,712

Total Information Technology		35,028,593

Materials (3.5%)
Chemicals (1.6%)
Albemarle Corp.	18,043	1,076,085
Ashland, Inc.	15,822	1,096,623
Cabot Corp.	12,769	519,698

Cytec Industries, Inc.	9,235	$541,540
Intrepid Potash, Inc.*	10,466	238,206
Minerals Technologies, Inc.	3,517	224,314
NewMarket Corp.	2,155	466,773
Olin Corp.	16,247	339,400
RPM International, Inc.	26,510	721,072
Scotts Miracle-Gro Co., Class A	8,783	361,157
Sensient Technologies Corp.	10,019	367,998
Valspar Corp.	18,440	967,916

		6,920,782

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	9,189	724,277

Containers & Packaging (0.7%)
AptarGroup, Inc.	13,446	686,418
Greif, Inc., Class A	6,259	256,619
Packaging Corp. of America	19,741	557,486
Rock-Tenn Co., Class A	14,232	776,356
Silgan Holdings, Inc.	9,986	426,302
Sonoco Products Co.	20,260	610,839

		3,314,020

Metals & Mining (0.8%)
Carpenter Technology Corp.	8,917	426,589
Commercial Metals Co.	23,499	297,027
Compass Minerals International, Inc.	6,678	509,398
Reliance Steel & Aluminum Co.	15,184	766,792
Royal Gold, Inc.	12,087	947,621
Steel Dynamics, Inc.	44,136	518,598
Worthington Industries, Inc.	10,603	217,044

		3,683,069

Paper & Forest Products (0.2%)
Domtar Corp.	7,282	558,602
Louisiana-Pacific Corp.*	27,881	303,345

		861,947

Total Materials		15,504,095

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	30,319	777,986

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	19,484	414,814

Total Telecommunication Services		1,192,800

Utilities (2.7%)
Electric Utilities (1.2%)
Cleco Corp.	12,287	513,965
Great Plains Energy, Inc.	30,974	663,154
Hawaiian Electric Industries, Inc.	19,433	554,229
IDACORP, Inc.	10,154	427,280
NV Energy, Inc.	47,614	837,054
OGE Energy Corp.	19,870	1,029,067
PNM Resources, Inc.	15,930	311,272
Westar Energy, Inc.	25,411	761,060

		5,097,081

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (0.7%)
Atmos Energy Corp.	18,181	$637,608
National Fuel Gas Co.	16,739	786,398
Questar Corp.	35,922	749,333
UGI Corp.	22,710	668,355
WGL Holdings, Inc.	10,381	412,645

		3,254,339

Multi-Utilities (0.6%)
Alliant Energy Corp.	22,441	1,022,636
Black Hills Corp.	8,833	284,158
MDU Resources Group, Inc.	38,060	822,476
Vectren Corp.	16,505	487,228

		2,616,498

Water Utilities (0.2%)
Aqua America, Inc.	28,056	$700,278

Total Utilities		11,668,196

Total Investments (51.2%) (Cost $183,074,634)		225,178,974
Other Assets Less Liabilities (48.8%)		214,264,472

Net Assets (100%)		$439,443,446

*	Non-income producing.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	205	September-12	$15,408,164	$16,305,700	$897,536
S&P 500 E-Mini Index	238	September-12	15,348,364	16,141,160	792,796
S&P MidCap 400 E-Mini Index	1,938	September-12	176,382,633	182,075,100	5,692,467

					$7,382,799

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$30,227,094	$—	$—	$30,227,094
Consumer Staples	7,979,192	—	—	7,979,192
Energy	12,057,283	—	—	12,057,283
Financials	50,194,138	—	—	50,194,138
Health Care	24,838,055	—	—	24,838,055
Industrials	36,489,528	—	—	36,489,528
Information Technology	35,028,593	—	—	35,028,593
Materials	15,504,095	—	—	15,504,095
Telecommunication Services	1,192,800	—	—	1,192,800
Utilities	11,668,196	—	—	11,668,196
Futures	7,382,799	—	—	7,382,799

Total Assets	$232,561,773	$—	$—	$232,561,773

Total Liabilities	$—	$—	$—	$—

Total	$232,561,773	$—	$—	$232,561,773

(a) A Security with a market value of $389,783 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	7,382,799	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$7,382,799

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	11,593,503	—	—	11,593,503
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$11,593,503	$—	$—	$11,593,503

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	8,181,215	—	—	8,181,215
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$8,181,215	$—	$—	$8,181,215

The Portfolio held futures contracts with an average notional balance of approximately $218,495,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,153,505
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$104,384,462

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,115,049
Aggregate gross unrealized depreciation	(14,246,240)

Net unrealized appreciation	$41,868,809

Federal income tax cost of investments	$183,310,165

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $183,074,634)	$225,178,974
Cash	193,310,871
Cash held as collateral at broker	12,986,400
Due from broker for futures variation margin	6,157,050
Receivable for securities sold	2,795,490
Dividends, interest and other receivables	232,227
Receivable from Separate Accounts for Trust shares sold	2,515
Other assets	2,818

Total assets	440,666,345

LIABILITIES
Payable for securities purchased	748,133
Investment management fees payable	157,234
Payable to Separate Accounts for Trust shares redeemed	151,912
Administrative fees payable	60,403
Distribution fees payable - Class IA	25
Accrued expenses	105,192

Total liabilities	1,222,899

NET ASSETS	$439,443,446

Net assets were comprised of:
Paid in capital	$364,541,706
Accumulated undistributed net investment income (loss)	631,866
Accumulated undistributed net realized gain (loss) on investments and futures	24,782,735
Net unrealized appreciation (depreciation) on investments and futures	49,487,139

Net assets	$439,443,446

Class IA
Net asset value, offering and redemption price per share, $126,943 / 12,633 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.05

Class K
Net asset value, offering and redemption price per share, $439,316,503 / 43,664,007 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$1,801,095
Interest	98,759

Total income	1,899,854

EXPENSES
Investment management fees	1,038,465
Administrative fees	395,673
Professional fees	27,220
Printing and mailing expenses	21,343
Trustees’ fees	6,935
Distribution fees - Class IA	159
Miscellaneous	10,064

Total expenses	1,499,859

NET INVESTMENT INCOME (LOSS)	399,995

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	23,128,283
Futures	11,593,503

Net realized gain (loss)	34,721,786

Change in unrealized appreciation (depreciation) on:
Securities	(428,173)
Futures	8,181,215

Net change in unrealized appreciation (depreciation)	7,753,042

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,474,828

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,874,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$399,995	$766,064
Net realized gain (loss) on investments and futures	34,721,786	(964,320)
Net change in unrealized appreciation (depreciation) on investments and futures	7,753,042	(52,676,251)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,874,823	(52,874,507)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(212)
Class K†	—	(982,566)

	—	(982,778)

Distributions from net realized capital gains
Class IA	—	(60,799,673)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(61,782,451)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 1,555,396 shares, respectively ]	—	18,027,056
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,577,438 shares, respectively ]	—	60,799,885
Capital shares repurchased [ 0 and (80,886,986) shares, respectively ]	—	(809,336,527	)(z)

Total Class IA transactions	—	(730,509,586)

Class K†
Capital shares sold [ 2,378,458 and 64,397,291 shares, respectively ]	23,629,561	606,098,680	(z)
Capital shares issued in reinvestment of dividends [ 0 and 108,687 shares, respectively ]	—	982,566
Capital shares repurchased [ (16,072,963) and (7,147,466) shares, respectively ]	(164,369,008)	(66,511,685)

Total Class K transactions	(140,739,447)	540,569,561

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(140,739,447)	(189,940,025)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,864,624)	(304,596,983)
NET ASSETS:
Beginning of period	537,308,070	841,905,053

End of period (a)	$439,443,446	$537,308,070

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$631,866	$231,871

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the ATM Mid Cap Portfolio exchanged approximately 64,168,039 Class IA shares for approximately 64,168,039 Class K shares. This exchange amounted to approximately $603,957,751.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,		August 28, 2009* to December 31, 2009
Class IA			2011	2010
Net asset value, beginning of period	$9.37		$11.57	$10.67	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.01 (e)	0.02 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	0.68		(1.13)	2.29	0.67

Total from investment operations	0.68		(1.12)	2.31	0.69

Less distributions:
Dividends from net investment income	—		(0.02)	(0.02)	(0.02)
Distributions from net realized gains	—		(1.06)	(1.39)	—

Total dividends and distributions	—		(1.08)	(1.41)	(0.02)

Net asset value, end of period	$10.05		$9.37	$11.57	$10.67

Total return (b)	7.26%		(9.60)%	22.46%	6.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$127		$118	$841,905	$1,105,277
Ratio of expenses to average net assets:
After reimbursements (a)	0.90%		0.60%	0.63%	0.64%
Before reimbursements (a)	0.90%		0.63%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	(0.07)%		0.11%	0.20%	0.72%
Before reimbursements (a)	(0.07)%		0.08%	0.17%	0.71%
Portfolio turnover rate	4%		14%	18%	84%

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.37	$9.24

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	0.68	0.15

Total from investment operations	0.69	0.15

Less distributions:
Dividends from net investment income	—	(0.02)

Net asset value, end of period	$10.06	$9.37

Total return (b)	7.36%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$439,317	$537,190
Ratio of expenses to average net assets:
After reimbursements (a)	0.65%	0.63%
Before reimbursements (a)	0.65%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.17%	0.10%
Before reimbursements (a)	0.17%	0.10%
Portfolio turnover rate	4%	14%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM SMALL CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	11.0%
Information Technology	8.8
Industrials	7.7
Consumer Discretionary	7.0
Health Care	6.8
Energy	3.0
Materials	2.3
Consumer Staples	1.9
Utilities	1.8
Telecommunication Services	0.4
Cash and Other	49.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,081.40	$4.60
Hypothetical (5% average return before expenses)	1,000.00	1,020.44	4.46
Class K
Actual	1,000.00	1,082.40	3.30
Hypothetical (5% average return before expenses)	1,000.00	1,021.69	3.21

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.89% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.0%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	33,345	$349,789
Amerigon, Inc.*	13,425	154,253
Cooper Tire & Rubber Co.	29,049	509,519
Dana Holding Corp.	66,667	854,004
Dorman Products, Inc.*	14,967	375,522
Drew Industries, Inc.*	9,006	250,817
Exide Technologies, Inc.*	34,909	117,294
Federal-Mogul Corp.*	8,798	96,778
Fuel Systems Solutions, Inc.*	11,351	189,448
Modine Manufacturing Co.*	23,796	164,906
Shiloh Industries, Inc.	1,076	12,374
Spartan Motors, Inc.	7,178	37,613
Standard Motor Products, Inc.	8,672	122,102
Stoneridge, Inc.*	10,839	73,814
Superior Industries International, Inc.	9,304	152,307
Tenneco, Inc.*	29,473	790,466
Tower International, Inc.*	1,483	15,572

		4,266,578

Automobiles (0.0%)
Winnebago Industries, Inc.*	6,304	64,238

Distributors (0.1%)
Core-Mark Holding Co., Inc.	5,189	249,798
Pool Corp.	21,496	869,728
VOXX International Corp.*	3,877	36,134
Weyco Group, Inc.	1,478	34,260

		1,189,920

Diversified Consumer Services (0.7%)
American Public Education, Inc.*	8,184	261,888
Ascent Capital Group, Inc., Class A*	6,580	340,515
Bridgepoint Education, Inc.*	10,486	228,595
Cambium Learning Group, Inc.*	11,280	10,716
Capella Education Co.*	7,082	246,170
Career Education Corp.*	19,926	133,305
Carriage Services, Inc.	2,873	23,903
Coinstar, Inc.*	15,146	1,039,924
Collectors Universe	958	14,063
Corinthian Colleges, Inc.*	17,035	49,231
Education Management Corp.*	14,554	101,150
Grand Canyon Education, Inc.*	17,835	373,465
Hillenbrand, Inc.	29,968	550,812
K12, Inc.*	12,204	284,353
Lincoln Educational Services Corp.	8,649	56,219
Mac-Gray Corp.	2,619	36,902
Matthews International Corp., Class A	14,929	485,043
National American University Holdings, Inc.	1,808	7,774
Regis Corp.	26,554	476,910
Sotheby’s, Inc.	31,157	1,039,398
Steiner Leisure Ltd.*	6,786	314,938
Stewart Enterprises, Inc., Class A	37,833	270,128

Strayer Education, Inc.	6,056	$660,225
Universal Technical Institute, Inc.	9,709	131,169

		7,136,796

Hotels, Restaurants & Leisure (1.6%)
AFC Enterprises, Inc.*	9,815	227,119
Ambassadors Group, Inc.	925	5,032
Ameristar Casinos, Inc.	14,290	253,933
Benihana, Inc.	2,403	38,712
Biglari Holdings, Inc.*	594	229,516
BJ’s Restaurants, Inc.*	12,147	461,586
Bluegreen Corp.*	2,814	13,957
Bob Evans Farms, Inc.	13,935	560,187
Boyd Gaming Corp.*	25,287	182,066
Bravo Brio Restaurant Group, Inc.*	9,002	160,506
Buffalo Wild Wings, Inc.*	8,244	714,260
Caesars Entertainment Corp.*	16,440	187,416
Caribou Coffee Co., Inc.*	4,465	57,643
Carrols Restaurant Group, Inc.*	3,259	19,358
CEC Entertainment, Inc.	9,946	361,736
Cheesecake Factory, Inc.*	25,842	825,910
Churchill Downs, Inc.	5,726	336,632
Cracker Barrel Old Country Store, Inc.	10,259	644,265
Denny’s Corp.*	49,113	218,062
DineEquity, Inc.*	8,258	368,637
Domino’s Pizza, Inc.	27,404	847,058
Einstein Noah Restaurant Group, Inc.	1,283	22,530
Fiesta Restaurant Group, Inc.*	7,845	103,789
Frisch’s Restaurants, Inc.	489	13,858
Gaylord Entertainment Co.*	15,738	606,857
Ignite Restaurant Group, Inc.*	4,298	77,837
International Speedway Corp., Class A	14,454	378,406
Interval Leisure Group, Inc.	19,839	377,139
Isle of Capri Casinos, Inc.*	13,830	85,331
Jack in the Box, Inc.*	20,310	566,243
Jamba, Inc.*	15,049	29,496
Krispy Kreme Doughnuts, Inc.*	28,865	184,447
Life Time Fitness, Inc.*	20,658	960,804
Luby’s, Inc.*	4,316	28,917
Marcus Corp.	9,554	131,463
Marriott Vacations Worldwide Corp.*	10,013	310,203
Monarch Casino & Resort, Inc.*	1,948	17,805
Morgans Hotel Group Co.*	4,774	22,438
MTR Gaming Group, Inc.*	4,617	21,931
Multimedia Games Holding Co., Inc.*	12,145	170,030
Nathan’s Famous, Inc.*	467	13,777
Orient-Express Hotels Ltd., Class A*	45,685	382,383
P.F. Chang’s China Bistro, Inc.	10,784	555,053
Papa John’s International, Inc.*	9,049	430,461
Peet’s Coffee & Tea, Inc.*	5,789	347,572
Pinnacle Entertainment, Inc.*	28,440	273,593
Premier Exhibitions, Inc.*	4,893	13,211
Red Lion Hotels Corp.*	3,212	27,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Red Robin Gourmet Burgers, Inc.*	6,636	$202,464
Ruby Tuesday, Inc.*	28,512	194,167
Ruth’s Hospitality Group, Inc.*	7,641	50,431
Scientific Games Corp., Class A*	28,328	242,204
Shuffle Master, Inc.*	25,941	357,986
Six Flags Entertainment Corp.	18,611	1,008,344
Sonic Corp.*	26,915	269,688
Speedway Motorsports, Inc.	6,629	112,096
Texas Roadhouse, Inc.	31,355	577,873
Town Sports International Holdings, Inc.*	4,950	65,786
Vail Resorts, Inc.	17,753	889,070
WMS Industries, Inc.*	20,833	415,618

		17,252,676

Household Durables (0.5%)
American Greetings Corp., Class A	17,392	254,271
Bassett Furniture Industries, Inc.	2,121	21,867
Beazer Homes USA, Inc.*	21,760	70,720
Blyth, Inc.	6,448	222,843
Cavco Industries, Inc.*	2,384	122,252
CSS Industries, Inc.	2,003	41,162
Ethan Allen Interiors, Inc.	10,359	206,455
Flexsteel Industries, Inc.	873	17,268
Furniture Brands International, Inc.*	4,480	5,555
Helen of Troy Ltd.*	14,281	483,983
Hooker Furniture Corp.	1,972	23,250
Hovnanian Enterprises, Inc., Class A*	59,086	171,349
iRobot Corp.*	11,456	253,750
KB Home	38,510	377,398
La-Z-Boy, Inc.*	22,828	280,556
Libbey, Inc.*	7,874	121,023
Lifetime Brands, Inc.	2,117	26,399
M.D.C. Holdings, Inc.	18,886	617,006
M/I Homes, Inc.*	10,736	185,948
Meritage Homes Corp.*	14,273	484,426
Ryland Group, Inc.	20,829	532,806
Sealy Corp.*	11,459	21,199
Skullcandy, Inc.*	11,763	166,446
Standard Pacific Corp.*	45,798	283,490
Universal Electronics, Inc.*	6,071	79,955
Zagg, Inc.*	14,990	163,541

		5,234,918

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	27,082	94,516
Blue Nile, Inc.*	5,672	168,515
CafePress, Inc.*	923	13,734
Geeknet, Inc.*	1,024	20,296
HSN, Inc.	18,829	759,750
Nutrisystem, Inc.	11,213	129,622
Orbitz Worldwide, Inc.*	23,795	86,852
Overstock.com, Inc.*	2,456	16,971
PetMed Express, Inc.	8,463	102,910
Shutterfly, Inc.*	15,514	476,125

U.S. Auto Parts Network, Inc.*	12,747	$53,282
Valuevision Media, Inc., Class A*	1,851	3,850
Vitacost.com, Inc.*	4,732	27,919

		1,954,342

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	5,608	205,029
Black Diamond, Inc.*	4,443	41,986
Brunswick Corp.	42,658	947,861
Callaway Golf Co.	28,730	169,794
JAKKS Pacific, Inc.	13,301	212,949
Johnson Outdoors, Inc., Class A*	1,162	23,937
LeapFrog Enterprises, Inc.*	20,445	209,766
Marine Products Corp.	9,740	59,219
Smith & Wesson Holding Corp.*	28,202	234,359
Steinway Musical Instruments, Inc.*	1,495	36,628
Sturm Ruger & Co., Inc.	8,123	326,138

		2,467,666

Media (0.7%)
Arbitron, Inc.	13,352	467,320
Beasley Broadcasting Group, Inc., Class A*	632	3,722
Belo Corp., Class A	42,513	273,784
Carmike Cinemas, Inc.*	3,731	54,659
Central European Media Enterprises Ltd., Class A*	18,184	92,375
Cinemark Holdings, Inc.	7,151	163,400
Crown Media Holdings, Inc., Class A*	47,285	82,749
Cumulus Media, Inc., Class A*	34,267	103,144
Daily Journal Corp.*	158	13,553
Dial Global, Inc.*	7,602	25,239
Digital Domain Media Group, Inc.*	2,157	13,503
Digital Generation, Inc.*	15,841	195,953
Entercom Communications Corp., Class A*	12,390	74,588
Entravision Communications Corp., Class A	37,723	45,645
EW Scripps Co., Class A*	11,446	109,996
Fisher Communications, Inc.*	1,911	57,158
Global Sources Ltd.*	12,078	79,715
Harte-Hanks, Inc.	18,749	171,366
Journal Communications, Inc., Class A*	21,368	110,259
Knology, Inc.*	12,587	247,586
LIN TV Corp., Class A*	6,300	19,026
Lions Gate Entertainment Corp.*	35,949	529,888
Live Nation Entertainment, Inc.*	67,530	619,925
Martha Stewart Living Omnimedia, Inc., Class A	5,744	19,530
McClatchy Co., Class A*	28,093	61,805
MDC Partners, Inc., Class A	10,902	123,629
Meredith Corp.	18,161	580,062
National CineMedia, Inc.	26,289	398,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

New York Times Co., Class A*	68,472	$534,082
Nexstar Broadcasting Group, Inc., Class A*	2,381	16,048
Outdoor Channel Holdings, Inc.	3,123	22,829
ReachLocal, Inc.*	8,519	93,709
Reading International, Inc., Class A*	3,247	17,566
Rentrak Corp.*	2,034	42,002
Saga Communications, Inc., Class A*	772	28,649
Salem Communications Corp., Class A	1,990	10,885
Scholastic Corp.	13,126	369,628
Sinclair Broadcast Group, Inc., Class A	22,547	204,276
Valassis Communications, Inc.*	22,551	490,484
Value Line, Inc.	5,123	60,912
World Wrestling Entertainment, Inc., Class A	17,416	136,193

		6,765,646

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	10,317	80,576
Fred’s, Inc., Class A	15,537	237,561
Gordmans Stores, Inc.*	6,485	107,002
Saks, Inc.*	51,644	550,009
Tuesday Morning Corp.*	19,198	82,359

		1,057,507

Specialty Retail (1.8%)
Aeropostale, Inc.*	36,515	651,062
America’s Car-Mart, Inc.*	3,904	151,670
ANN, Inc.*	21,954	559,607
Asbury Automotive Group, Inc.*	13,732	325,311
Ascena Retail Group, Inc.*	10,172	189,403
Barnes & Noble, Inc.*	13,080	215,297
bebe stores, Inc.	17,723	104,034
Big 5 Sporting Goods Corp.	8,673	65,568
Body Central Corp.*	3,442	30,978
Brown Shoe Co., Inc.	19,999	258,187
Buckle, Inc.	13,472	533,087
Cabela’s, Inc.*	21,230	802,706
Casual Male Retail Group, Inc.*	9,063	32,899
Cato Corp., Class A	12,133	369,571
Children’s Place Retail Stores, Inc.*	12,067	601,299
Citi Trends, Inc.*	6,360	98,198
Coldwater Creek, Inc.*	7,488	4,088
Collective Brands, Inc.*	29,073	622,744
Conn’s, Inc.*	11,068	163,806
Cost Plus, Inc.*	8,566	188,452
Destination Maternity Corp.	2,844	61,430
Express, Inc.*	39,375	715,444
Finish Line, Inc., Class A	23,510	491,594
Francesca’s Holdings Corp.*	14,935	403,394
Genesco, Inc.*	10,923	657,018
GNC Holdings, Inc., Class A	2,227	87,298
Group 1 Automotive, Inc.	10,134	462,212
Haverty Furniture Cos., Inc.	4,029	45,004
hhgregg, Inc.*	10,625	120,169
Hibbett Sports, Inc.*	12,172	702,446

Hot Topic, Inc.	18,955	$183,674
Jos. A. Bank Clothiers, Inc.*	13,043	553,806
Kirkland’s, Inc.*	6,458	72,653
Lithia Motors, Inc., Class A	11,142	256,823
Lumber Liquidators Holdings, Inc.*	12,330	416,631
MarineMax, Inc.*	4,609	43,832
Mattress Firm Holding Corp.*	5,348	162,098
Men’s Wearhouse, Inc.	24,963	702,459
Monro Muffler Brake, Inc.	15,280	507,907
New York & Co., Inc.*	5,645	19,645
Office Depot, Inc.*	140,009	302,419
OfficeMax, Inc.*	39,561	200,179
Orchard Supply Hardware Stores Corp., Class A*	339	5,638
Pacific Sunwear of California, Inc.*	3,026	5,538
Penske Automotive Group, Inc.	20,046	425,777
PEP Boys-Manny, Moe & Jack	25,408	251,539
Perfumania Holdings, Inc.*	971	8,050
Pier 1 Imports, Inc.	44,316	728,112
RadioShack Corp.	37,662	144,622
Rent-A-Center, Inc.	28,116	948,634
rue21, Inc.*	6,935	175,039
Select Comfort Corp.*	25,664	536,891
Shoe Carnival, Inc.	5,443	116,970
Sonic Automotive, Inc., Class A	19,165	261,986
Stage Stores, Inc.	14,273	261,481
Stein Mart, Inc.*	14,038	111,602
Systemax, Inc.*	5,979	70,672
Talbots, Inc.*	31,264	78,785
Teavana Holdings, Inc.*	7,068	95,630
Tilly’s, Inc., Class A*	5,432	87,184
Vitamin Shoppe, Inc.*	13,400	736,062
West Marine, Inc.*	3,160	37,130
Wet Seal, Inc., Class A*	19,640	62,062
Winmark Corp.	507	29,685
Zumiez, Inc.*	10,330	409,068

		18,724,259

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.*	4,070	214,082
Cherokee, Inc.	5,151	71,753
Columbia Sportswear Co.	5,665	303,757
Crocs, Inc.*	42,786	690,994
Culp, Inc.	1,607	16,472
Delta Apparel, Inc.*	1,570	21,446
Fifth & Pacific Cos., Inc.*	49,075	526,575
G-III Apparel Group Ltd.*	7,513	177,983
Iconix Brand Group, Inc.*	35,260	615,992
Jones Group, Inc.	40,653	388,643
Kenneth Cole Productions, Inc., Class A*	1,779	26,774
K-Swiss, Inc., Class A*	15,284	47,075
Maidenform Brands, Inc.*	11,738	233,821
Movado Group, Inc.	7,847	196,332
Oxford Industries, Inc.	6,682	298,685
Perry Ellis International, Inc.*	5,311	110,203
Quiksilver, Inc.*	71,676	167,005
R.G. Barry Corp.	1,829	24,856
Skechers U.S.A., Inc., Class A*	16,629	338,733
Steven Madden Ltd.*	18,680	593,090

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

True Religion Apparel, Inc.	11,882	$344,340
Tumi Holdings, Inc.*	8,207	143,623
Unifi, Inc.*	3,077	34,862
Vera Bradley, Inc.*	10,034	211,517
Warnaco Group, Inc.*	19,231	818,856
Wolverine World Wide, Inc.	22,079	856,224

		7,473,693

Total Consumer Discretionary		73,588,239

Consumer Staples (1.9%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,582	433,422
Central European Distribution Corp.*	31,423	89,870
Coca-Cola Bottling Co. Consolidated	2,218	142,573
Craft Brew Alliance, Inc.*	2,092	17,113
National Beverage Corp.*	7,582	113,275
Primo Water Corp.*	1,321	1,466

		797,719

Food & Staples Retailing (0.6%)
Andersons, Inc.	9,260	395,032
Arden Group, Inc., Class A	819	71,425
Casey’s General Stores, Inc.	18,405	1,085,711
Chefs’ Warehouse, Inc.*	2,363	42,652
Fresh Market, Inc.*	2,739	146,893
Harris Teeter Supermarkets, Inc.	21,441	878,867
Ingles Markets, Inc., Class A	2,750	44,082
Nash Finch Co.	2,644	56,793
Pantry, Inc.*	5,103	75,014
Pricesmart, Inc.	8,276	558,713
Rite Aid Corp.*	279,090	390,726
Roundy’s, Inc.	9,880	100,875
Spartan Stores, Inc.	9,222	167,195
SUPERVALU, Inc.	80,575	417,378
Susser Holdings Corp.*	6,316	234,766
United Natural Foods, Inc.*	23,394	1,283,395
Village Super Market, Inc., Class A	1,733	56,461
Weis Markets, Inc.	5,320	236,846

		6,242,824

Food Products (0.8%)
Alico, Inc.	806	24,615
Annie’s, Inc.*	2,564	107,329
B&G Foods, Inc.	23,288	619,461
Calavo Growers, Inc.	2,559	65,459
Cal-Maine Foods, Inc.	7,077	276,711
Chiquita Brands International, Inc.*	19,460	97,300
Darling International, Inc.*	53,213	877,482
Diamond Foods, Inc.	11,045	197,043
Dole Food Co., Inc.*	14,936	131,138
Farmer Bros Co.*	5,729	45,603
Fresh Del Monte Produce, Inc.	18,396	431,754
Griffin Land & Nurseries, Inc.	568	15,898
Hain Celestial Group, Inc.*	16,767	922,856
Inventure Foods, Inc.*	2,590	16,317

J&J Snack Foods Corp.	6,339	$374,635
John B. Sanfilippo & Son, Inc.*	1,616	28,846
Lancaster Colony Corp.	9,540	679,343
Lifeway Foods, Inc.	1,418	14,705
Limoneira Co.	4,757	77,158
Omega Protein Corp.*	4,121	30,331
Pilgrim’s Pride Corp.*	27,408	195,967
Post Holdings, Inc.*	10,206	313,834
Sanderson Farms, Inc.	10,770	493,481
Seneca Foods Corp., Class A*	2,005	53,934
Smart Balance, Inc.*	26,664	250,375
Snyders-Lance, Inc.	23,042	581,350
Tootsie Roll Industries, Inc.	11,110	265,085
TreeHouse Foods, Inc.*	17,265	1,075,437
Westway Group, Inc.*	1,999	11,974

		8,275,421

Household Products (0.1%)
Central Garden & Pet Co., Class A*	21,281	231,750
Harbinger Group, Inc.*	17,925	139,636
Oil-Dri Corp. of America	3,553	77,811
Orchids Paper Products Co.	1,011	17,875
Spectrum Brands Holdings, Inc.*	10,288	335,080
WD-40 Co.	7,845	390,759

		1,192,911

Personal Products (0.2%)
Elizabeth Arden, Inc.*	12,402	481,322
Female Health Co.	4,073	23,909
Inter Parfums, Inc.	7,696	132,910
Medifast, Inc.*	6,155	121,130
Nature’s Sunshine Products, Inc.	6,898	104,160
Nutraceutical International Corp.*	1,955	29,814
Prestige Brands Holdings, Inc.*	22,125	349,796
Revlon, Inc., Class A*	8,226	117,056
Schiff Nutrition International, Inc.*	6,138	110,177
Synutra International, Inc.*	3,493	18,862
USANA Health Sciences, Inc.*	4,054	166,700

		1,655,836

Tobacco (0.1%)
Alliance One International, Inc.*	39,823	137,787
Star Scientific, Inc.*	64,800	295,488
Universal Corp.	10,669	494,295
Vector Group Ltd.	23,543	400,702

		1,328,272

Total Consumer Staples		19,492,983

Energy (3.0%)
Energy Equipment & Services (0.9%)
Basic Energy Services, Inc.*	18,383	189,713
Bolt Technology Corp.	1,698	25,487
Bristow Group, Inc.	17,554	713,921
C&J Energy Services, Inc.*	19,103	353,405
Cal Dive International, Inc.*	41,340	119,886
Dawson Geophysical Co.*	1,725	41,089

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Dril-Quip, Inc.*	18,447	$1,209,939
Exterran Holdings, Inc.*	32,219	410,792
Forbes Energy Services Ltd.*	2,684	12,615
Forum Energy Technologies, Inc.*	8,313	163,683
Global Geophysical Services, Inc.*	4,174	25,545
Gulf Island Fabrication, Inc.	6,372	179,754
Gulfmark Offshore, Inc., Class A*	12,088	411,475
Heckmann Corp.*	55,657	188,121
Helix Energy Solutions Group, Inc.*	48,269	792,094
Hercules Offshore, Inc.*	64,932	229,859
Hornbeck Offshore Services, Inc.*	15,759	611,134
ION Geophysical Corp.*	62,464	411,638
Key Energy Services, Inc.*	67,776	515,098
Lufkin Industries, Inc.	15,174	824,252
Matrix Service Co.*	10,407	118,119
Mitcham Industries, Inc.*	2,799	47,499
Natural Gas Services Group, Inc.*	2,658	39,392
Newpark Resources, Inc.*	43,068	254,101
OYO Geospace Corp.*	2,754	247,832
Parker Drilling Co.*	56,792	256,132
PHI, Inc. (Non-Voting)*	4,646	129,205
Pioneer Drilling Co.*	30,874	246,066
RigNet, Inc.*	5,645	98,167
Tesco Corp.*	14,034	168,408
TETRA Technologies, Inc.*	35,374	252,217
TGC Industries, Inc.*	2,974	28,878
Union Drilling, Inc.*	12,903	57,805
Vantage Drilling Co.*	92,729	139,093
Willbros Group, Inc.*	21,332	137,805

		9,650,219

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	36,258	115,663
Adams Resources & Energy, Inc.	410	17,187
Alon USA Energy, Inc.	12,256	103,686
Amyris, Inc.*	10,577	46,856
Apco Oil and Gas International, Inc.	5,554	100,250
Approach Resources, Inc.*	13,094	334,421
Arch Coal, Inc.	98,683	679,926
ATP Oil & Gas Corp.*	19,020	64,288
Berry Petroleum Co., Class A	24,003	951,959
Bill Barrett Corp.*	23,010	492,874
Bonanza Creek Energy, Inc.*	8,153	135,584
BPZ Resources, Inc.*	46,885	118,619
Callon Petroleum Co.*	8,582	36,559
Carrizo Oil & Gas, Inc.*	19,641	461,760
Ceres, Inc.*	1,163	10,525
Cheniere Energy, Inc.*	12,568	185,252
Clayton Williams Energy, Inc.*	2,588	125,207
Clean Energy Fuels Corp.*	28,389	440,029
Cloud Peak Energy, Inc.*	30,495	515,670
Comstock Resources, Inc.*	23,931	392,947
Contango Oil & Gas Co.*	5,962	352,950
CREDO Petroleum Corp.*	1,429	20,678

Crimson Exploration, Inc.*	4,585	$21,045
Crosstex Energy, Inc.	20,535	287,490
CVR Energy, Inc.*	7,801	207,351
Delek U.S. Holdings, Inc.	8,806	154,898
DHT Holdings, Inc.	2,749	1,716
Endeavour International Corp.*	16,670	140,028
Energy Partners Ltd.*	13,290	224,601
Energy XXI Bermuda Ltd.	36,072	1,128,693
Evolution Petroleum Corp.*	3,713	30,966
Forest Oil Corp.*	44,365	325,195
Frontline Ltd.	23,230	105,929
FX Energy, Inc.*	22,458	133,625
GasLog Ltd.*	10,069	102,200
Gastar Exploration Ltd.*	28,675	55,343
GeoResources, Inc.*	9,246	338,496
Gevo, Inc.*	9,337	46,405
GMX Resources, Inc.*	6,990	5,669
Golar LNG Ltd.	3,619	136,436
Goodrich Petroleum Corp.*	12,323	170,797
Green Plains Renewable Energy, Inc.*	10,641	66,400
Gulfport Energy Corp.*	24,978	515,296
Halcon Resources Corp.*	27,059	255,437
Hallador Energy Co.	7,639	64,779
Harvest Natural Resources, Inc.*	15,737	134,551
Hyperdynamics Corp.*	16,731	14,022
Isramco, Inc.*	275	30,250
James River Coal Co.*	2,139	5,797
KiOR, Inc., Class A*	16,777	150,154
Knightsbridge Tankers Ltd.	5,160	42,002
Kodiak Oil & Gas Corp.*	126,149	1,035,683
L&L Energy, Inc.*	1,716	2,952
Magnum Hunter Resources Corp.*	60,177	251,540
Matador Resources Co.*	8,915	95,747
McMoRan Exploration Co.*	47,050	596,124
Midstates Petroleum Co., Inc.*	9,705	94,236
Miller Energy Resources, Inc.*	17,009	85,045
Nordic American Tankers Ltd.	23,337	316,683
Northern Oil and Gas, Inc.*	31,734	505,840
Oasis Petroleum, Inc.*	35,391	855,754
Overseas Shipholding Group, Inc.	10,990	122,099
Panhandle Oil and Gas, Inc., Class A	3,626	109,288
Patriot Coal Corp.*	46,656	56,920
PDC Energy, Inc.*	12,628	309,639
Penn Virginia Corp.	19,547	143,475
PetroQuest Energy, Inc.*	24,158	120,790
Quicksilver Resources, Inc.*	45,146	244,691
Renewable Energy Group, Inc.*	1,822	13,537
Rentech, Inc.*	102,123	210,373
Resolute Energy Corp.*	23,575	225,613
REX American Resources Corp.*	1,325	25,864
Rex Energy Corp.*	17,575	197,016
Rosetta Resources, Inc.*	24,097	882,914
Sanchez Energy Corp.*	6,993	145,454
Saratoga Resources, Inc.*	3,483	20,480
Scorpio Tankers, Inc.*	7,948	50,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

SemGroup Corp., Class A*	20,928	$668,231
Ship Finance International Ltd.	21,566	337,077
Solazyme, Inc.*	19,269	267,839
Stone Energy Corp.*	24,617	623,795
Swift Energy Co.*	20,537	382,194
Synergy Resources Corp.*	7,689	23,682
Syntroleum Corp.*	18,787	12,681
Targa Resources Corp.	12,597	537,892
Teekay Tankers Ltd., Class A	24,255	110,603
Triangle Petroleum Corp.*	9,559	53,339
Uranerz Energy Corp.*	13,819	20,038
Uranium Energy Corp.*	18,141	41,543
USEC, Inc.*	8,522	8,437
VAALCO Energy, Inc.*	24,587	212,186
Venoco, Inc.*	14,897	149,119
Voyager Oil & Gas, Inc.*	10,149	17,862
W&T Offshore, Inc.	15,919	243,561
Warren Resources, Inc.*	15,576	37,382
Western Refining, Inc.	27,450	611,312
Westmoreland Coal Co.*	7,665	61,703
World Fuel Services Corp.	6,229	236,889
ZaZa Energy Corp.*	15,701	70,969

		22,045,340

Total Energy		31,695,559

Financials (11.0%)
Capital Markets (1.1%)
Apollo Investment Corp.	96,778	743,255
Arlington Asset Investment Corp., Class A	3,695	80,218
Artio Global Investors, Inc.	19,348	67,718
BGC Partners, Inc., Class A	39,170	229,928
BlackRock Kelso Capital Corp.	33,170	323,739
Calamos Asset Management, Inc., Class A	11,414	130,690
Capital Southwest Corp.	1,545	158,888
CIFC Corp.*	2,615	19,273
Cohen & Steers, Inc.	7,837	270,455
Cowen Group, Inc., Class A*	45,652	121,434
Diamond Hill Investment Group, Inc.	984	77,037
Duff & Phelps Corp., Class A	13,368	193,836
Edelman Financial Group, Inc.	14,483	126,002
Epoch Holding Corp.	6,980	159,004
Evercore Partners, Inc., Class A	11,718	274,084
FBR & Co.*	25,199	69,801
Fidus Investment Corp.	2,814	42,688
Fifth Street Finance Corp.	38,958	388,801
Financial Engines, Inc.*	20,836	446,932
FXCM, Inc., Class A	11,781	138,545
GAMCO Investors, Inc., Class A	3,249	144,223
GFI Group, Inc.	36,522	130,018
Gladstone Capital Corp.	6,427	50,709
Gladstone Investment Corp.	14,083	104,073
Gleacher & Co., Inc.*	5,077	4,062
Golub Capital BDC, Inc.	8,162	123,165
Greenhill & Co., Inc.	10,893	388,335
GSV Capital Corp.*	4,106	38,186
Harris & Harris Group, Inc.*	11,385	43,263

Hercules Technology Growth Capital, Inc.	23,171	$262,759
HFF, Inc., Class A*	17,057	237,775
Horizon Technology Finance Corp.	1,324	21,833
ICG Group, Inc.*	17,538	162,226
INTL FCStone, Inc.*	7,623	147,505
Investment Technology Group, Inc.*	19,169	176,355
JMP Group, Inc.	4,290	26,512
KBW, Inc.	16,105	264,927
Knight Capital Group, Inc., Class A*	47,304	564,810
Kohlberg Capital Corp.	7,406	53,768
Ladenburg Thalmann Financial Services, Inc.*	46,919	72,255
Main Street Capital Corp.	11,199	271,016
Manning & Napier, Inc.	4,482	63,779
MCG Capital Corp.	35,031	161,143
Medallion Financial Corp.	13,143	139,579
Medley Capital Corp.	6,806	81,944
MVC Capital, Inc.	10,716	138,772
New Mountain Finance Corp.	3,298	46,799
NGP Capital Resources Co.	15,085	106,802
Oppenheimer Holdings, Inc., Class A	3,140	49,361
PennantPark Investment Corp.	24,792	256,597
Piper Jaffray Cos., Inc.*	7,329	171,718
Prospect Capital Corp.	53,281	606,871
Pzena Investment Management, Inc., Class A	6,251	27,692
Safeguard Scientifics, Inc.*	9,445	146,209
Solar Capital Ltd.	18,251	406,267
Solar Senior Capital Ltd.	2,567	43,382
Stifel Financial Corp.*	25,655	792,740
SWS Group, Inc.*	9,184	48,951
TCP Capital Corp.	4,052	58,592
THL Credit, Inc.	7,253	97,698
TICC Capital Corp.	17,044	165,327
Triangle Capital Corp.	11,532	262,699
Virtus Investment Partners, Inc.*	2,703	218,943
Walter Investment Management Corp.	13,279	311,260
Westwood Holdings Group, Inc.	3,221	120,014
WisdomTree Investments, Inc.*	21,655	142,273

		12,015,515

Commercial Banks (3.3%)
1st Source Corp.	6,798	153,635
1st United Bancorp, Inc./Florida*	18,066	112,190
Access National Corp.	1,284	16,820
Alliance Financial Corp./New York	1,292	44,367
American National Bankshares, Inc.	1,418	33,408
Ameris Bancorp*	11,366	143,212
Ames National Corp.	2,191	50,371
Arrow Financial Corp.	5,459	131,944
BancFirst Corp.	3,308	138,638

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Banco Latinoamericano de Comercio Exterior S.A., Class E	12,034	$257,889
Bancorp, Inc./Delaware*	14,869	140,512
BancorpSouth, Inc.	44,110	640,477
Bank of Kentucky Financial Corp.	1,355	36,097
Bank of Marin Bancorp/California	1,576	58,328
Bank of the Ozarks, Inc.	14,296	430,024
Banner Corp.	8,127	178,063
Bar Harbor Bankshares	657	23,652
BBCN Bancorp, Inc.*	35,839	390,287
Berkshire Bancorp, Inc./New York*	546	4,805
Boston Private Financial Holdings, Inc.	37,170	331,928
Bridge Bancorp, Inc.	2,049	48,336
Bridge Capital Holdings*	2,939	47,465
Bryn Mawr Bank Corp.	6,110	128,738
BSB Bancorp, Inc./Massachusetts*	1,684	21,471
C&F Financial Corp.	622	24,980
Camden National Corp.	3,731	136,629
Capital Bank Corp.*	33,897	77,285
Capital City Bank Group, Inc.	11,203	82,566
Cardinal Financial Corp.	13,206	162,170
Cascade Bancorp*	13,373	79,302
Cathay General Bancorp	37,834	624,639
Center Bancorp, Inc.	3,085	34,706
Centerstate Banks, Inc.	8,432	60,289
Central Pacific Financial Corp.*	10,003	141,242
Century Bancorp, Inc./Massachusetts, Class A	868	25,806
Chemical Financial Corp.	12,120	260,580
Citizens & Northern Corp.	3,341	63,646
Citizens Republic Bancorp, Inc.*	14,931	255,768
City Holding Co.	6,607	222,590
CNB Financial Corp./Pennsylvania	3,032	49,452
CoBiz Financial, Inc.	10,219	63,971
Columbia Banking System, Inc.	18,992	357,429
Community Bank System, Inc.	17,282	468,688
Community Trust Bancorp, Inc.	7,304	244,611
Crescent Financial Bancshares, Inc.*	334	1,510
CVB Financial Corp.	40,961	477,196
Eagle Bancorp, Inc.*	8,457	133,198
Encore Bancshares, Inc.*	2,844	58,672
Enterprise Bancorp, Inc./Massachusetts	1,369	22,438
Enterprise Financial Services Corp.	5,068	55,545
F.N.B. Corp./Pennsylvania	64,567	701,843
Farmers National Banc Corp.	3,016	18,790
Fidelity Southern Corp.	1,682	14,532
Financial Institutions, Inc.	4,076	68,803
First Bancorp, Inc./Maine	4,857	82,569
First Bancorp/North Carolina	4,263	37,898
First BanCorp/Puerto Rico*	27,909	110,520

First Busey Corp.	47,202	$227,986
First California Financial Group, Inc.*	4,642	31,937
First Commonwealth Financial Corp.	51,059	343,627
First Community Bancshares, Inc./Virginia	4,545	65,584
First Connecticut Bancorp, Inc./Connecticut	4,943	66,730
First Financial Bancorp	27,348	437,021
First Financial Bankshares, Inc.	14,616	505,129
First Financial Corp./Indiana	4,935	143,115
First Interstate Bancsystem, Inc.	8,702	123,916
First Merchants Corp.	11,619	144,773
First Midwest Bancorp, Inc./Illinois	35,023	384,553
First of Long Island Corp.	2,426	70,281
FirstMerit Corp.	53,176	878,468
FNB United Corp.*	3,425	44,491
German American Bancorp, Inc.	3,439	70,499
Glacier Bancorp, Inc.	33,458	518,264
Great Southern Bancorp, Inc.	5,313	146,533
Green Bankshares, Inc.*	1,150	1,909
Guaranty Bancorp*	13,840	29,202
Hampton Roads Bankshares, Inc.*	3,902	4,253
Hancock Holding Co.	35,282	1,073,984
Hanmi Financial Corp.*	15,999	167,670
Heartland Financial USA, Inc.	6,296	151,104
Heritage Commerce Corp.*	5,124	33,306
Heritage Financial Corp./Washington	4,376	64,108
Heritage Oaks Bancorp*	3,522	19,618
Home BancShares, Inc./Arkansas	10,749	328,704
Horizon Bancorp/Indiana	625	16,437
Hudson Valley Holding Corp.	7,006	126,809
IBERIABANK Corp.	14,691	741,161
Independent Bank Corp./Massachusetts	9,719	283,892
International Bancshares Corp.	24,995	487,902
Investors Bancorp, Inc.*	23,056	347,915
Lakeland Bancorp, Inc.	13,073	137,528
Lakeland Financial Corp.	6,900	185,127
MainSource Financial Group, Inc.	10,732	126,960
MB Financial, Inc.	27,384	589,851
Mercantile Bank Corp.*	1,670	30,812
Merchants Bancshares, Inc.	1,322	36,421
Metro Bancorp, Inc.*	3,599	43,296
MetroCorp Bancshares, Inc.*	3,172	33,845
Middleburg Financial Corp.	902	15,334
MidSouth Bancorp, Inc.	7,594	106,924
MidWestOne Financial Group, Inc.	1,195	25,692
National Bankshares, Inc./Virginia	2,018	60,782
National Penn Bancshares, Inc.	59,832	572,592
NBT Bancorp, Inc.	16,767	362,000
Northrim BanCorp, Inc.	1,177	25,294

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Old National Bancorp/Indiana	47,302	$568,097
OmniAmerican Bancorp, Inc.*	4,583	98,214
Oriental Financial Group, Inc.	22,119	245,079
Orrstown Financial Services, Inc.	1,596	12,816
Pacific Capital Bancorp*	2,702	123,562
Pacific Continental Corp.	5,181	45,955
Pacific Mercantile Bancorp*	1,948	13,461
PacWest Bancorp	14,037	332,256
Park National Corp.	5,657	394,576
Park Sterling Corp.*	10,304	48,532
Penns Woods Bancorp, Inc.	1,764	70,225
Peoples Bancorp, Inc./Ohio	3,338	73,369
Pinnacle Financial Partners, Inc.*	14,627	285,373
Preferred Bank/California*	2,319	30,982
PrivateBancorp, Inc.	27,313	403,140
Prosperity Bancshares, Inc.	22,578	948,953
Renasant Corp.	12,156	190,971
Republic Bancorp, Inc./Kentucky, Class A	5,563	123,777
S&T Bancorp, Inc.	12,971	239,574
Sandy Spring Bancorp, Inc.	10,322	185,796
SCBT Financial Corp.	8,873	312,773
Seacoast Banking Corp. of Florida*	19,094	28,832
Sierra Bancorp	9,454	93,595
Signature Bank/New York*	3,912	238,515
Simmons First National Corp., Class A	8,341	193,928
Southside Bancshares, Inc.	7,353	165,295
Southwest Bancorp, Inc./Oklahoma*	11,575	108,921
State Bank Financial Corp.*	16,002	242,590
StellarOne Corp.	10,977	136,993
Sterling Bancorp/New York	13,894	138,662
Sterling Financial Corp./Washington*	13,456	254,184
Suffolk Bancorp*	4,628	60,025
Sun Bancorp, Inc./New Jersey*	13,003	35,108
Susquehanna Bancshares, Inc.	84,426	869,588
SVB Financial Group*	3,576	209,983
SY Bancorp, Inc.	5,880	140,826
Taylor Capital Group, Inc.*	9,016	147,772
Texas Capital Bancshares, Inc.*	17,853	721,083
Tompkins Financial Corp.	3,949	148,798
TowneBank/Virginia	11,071	154,994
Trico Bancshares	4,463	68,730
Trustmark Corp.	28,901	707,496
UMB Financial Corp.	14,984	767,630
Umpqua Holdings Corp.	55,686	732,828
Union First Market Bankshares Corp.	9,887	142,867
United Bankshares, Inc./ West Virginia	23,054	596,638
United Community Banks, Inc./Georgia*	19,150	164,115
Univest Corp. of Pennsylvania	8,146	134,653
Virginia Commerce Bancorp, Inc.*	14,543	122,597
Washington Banking Co.	4,095	56,921

Washington Trust Bancorp, Inc.	6,427	$156,690
Webster Financial Corp.	35,102	760,309
WesBanco, Inc.	9,905	210,580
West Bancorp, Inc.	3,743	35,596
West Coast Bancorp/Oregon*	8,653	170,031
Westamerica Bancorp	14,146	667,550
Western Alliance Bancorp*	29,519	276,298
Wilshire Bancorp, Inc.*	29,171	159,857
Wintrust Financial Corp.	16,921	600,695

		34,585,113

Consumer Finance (0.4%)
Cash America International, Inc.	14,810	652,232
Credit Acceptance Corp.*	3,620	305,637
DFC Global Corp.*	21,844	402,585
EZCORP, Inc., Class A*	23,735	556,823
First Cash Financial Services, Inc.*	15,205	610,785
First Marblehead Corp.*	14,632	17,119
Green Dot Corp., Class A*	8,950	197,974
Imperial Holdings, Inc.*	7,484	28,664
Nelnet, Inc., Class A	11,851	272,573
Netspend Holdings, Inc.*	21,613	198,623
Nicholas Financial, Inc.	2,617	33,550
Regional Management Corp.*	945	15,545
World Acceptance Corp.*	5,690	374,402

		3,666,512

Diversified Financial Services (0.1%)
California First National Bancorp	2,144	33,639
Compass Diversified Holdings	1,317	18,385
FX Alliance, Inc.*	5,411	85,007
Gain Capital Holdings, Inc.	2,862	14,282
MarketAxess Holdings, Inc.	16,214	431,941
Marlin Business Services Corp.	2,547	41,745
MicroFinancial, Inc.	1,359	11,008
NewStar Financial, Inc.*	13,021	168,752
PHH Corp.*	25,750	450,110
PICO Holdings, Inc.*	11,111	248,998
Resource America, Inc., Class A	1,969	12,562

		1,516,429

Insurance (1.3%)
Alterra Capital Holdings Ltd.	40,924	955,576
American Equity Investment Life Holding Co.	28,587	314,743
American Safety Insurance Holdings Ltd.*	2,847	53,381
AMERISAFE, Inc.*	8,915	231,344
Amtrust Financial Services, Inc.	12,082	358,956
Argo Group International Holdings Ltd.	13,456	393,857
Baldwin & Lyons, Inc., Class B	5,349	124,311
Citizens, Inc./Texas*	18,500	180,375
CNO Financial Group, Inc.	108,653	847,493
Crawford & Co., Class B	6,969	28,503
Donegal Group, Inc., Class A	5,455	72,442
Eastern Insurance Holdings, Inc.	1,054	17,918
eHealth, Inc.*	8,909	143,524
EMC Insurance Group, Inc.	3,432	69,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Employers Holdings, Inc.	18,453	$332,892
Enstar Group Ltd.*	3,662	362,318
FBL Financial Group, Inc., Class A	5,041	141,199
First American Financial Corp.	51,270	869,539
Flagstone Reinsurance Holdings S.A.	24,202	193,858
Fortegra Financial Corp.*	1,787	14,296
Global Indemnity plc*	6,508	131,787
Greenlight Capital Reinsurance Ltd., Class A*	13,541	344,212
Hallmark Financial Services*	9,729	75,886
Hilltop Holdings, Inc.*	16,997	175,239
Homeowners Choice, Inc.	1,488	26,189
Horace Mann Educators Corp.	19,136	334,497
Independence Holding Co.	2,095	20,636
Infinity Property & Casualty Corp.	6,184	356,631
Investors Title Co.	170	9,678
Kansas City Life Insurance Co.	2,125	74,779
Maiden Holdings Ltd.	20,808	180,614
Meadowbrook Insurance Group, Inc.	25,365	222,958
Montpelier Reinsurance Holdings Ltd.	25,230	537,147
National Financial Partners Corp.*	20,219	270,935
National Interstate Corp.	4,118	109,498
National Western Life Insurance Co., Class A	1,058	150,151
Navigators Group, Inc.*	5,647	282,632
OneBeacon Insurance Group Ltd., Class A	10,453	136,098
Phoenix Cos., Inc.*	60,017	111,032
Platinum Underwriters Holdings Ltd.	16,659	634,708
Presidential Life Corp.	10,629	104,483
Primerica, Inc.	21,097	563,923
ProAssurance Corp.	2,674	238,227
RLI Corp.	9,442	643,945
Safety Insurance Group, Inc.	5,573	226,487
SeaBright Holdings, Inc.	5,458	48,522
Selective Insurance Group, Inc.	25,734	448,029
State Auto Financial Corp.	7,907	111,093
Stewart Information Services Corp.	6,923	106,268
Symetra Financial Corp.	35,758	451,266
Tower Group, Inc.	18,597	388,119
United Fire Group, Inc.	10,570	225,458
Universal Insurance Holdings, Inc.	21,213	72,336

		13,519,314

Real Estate Investment Trusts (REITs) (4.0%)
Acadia Realty Trust (REIT)	20,777	481,611
AG Mortgage Investment Trust, Inc. (REIT)	7,542	162,078
Agree Realty Corp. (REIT)	7,325	162,102
Alexander’s, Inc. (REIT)	1,011	435,852
American Assets Trust, Inc. (REIT)	16,319	395,736

American Campus Communities, Inc. (REIT)	5,988	$269,340
American Capital Mortgage Investment Corp. (REIT)	15,433	368,540
American Realty Capital Trust, Inc. (REIT)	60,883	664,842
Anworth Mortgage Asset Corp. (REIT)	61,589	434,202
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,205	131,854
Apollo Residential Mortgage, Inc. (REIT)	10,718	206,643
Ares Commercial Real Estate Corp. (REIT)	1,661	29,034
ARMOUR Residential REIT, Inc. (REIT)	81,238	577,602
Ashford Hospitality Trust, Inc. (REIT)	24,365	205,397
Associated Estates Realty Corp. (REIT)	20,549	307,208
BioMed Realty Trust, Inc. (REIT)	12,896	240,897
Campus Crest Communities, Inc. (REIT)	11,162	115,973
CapLease, Inc. (REIT)	35,275	146,391
Capstead Mortgage Corp. (REIT)	43,109	599,646
CBL & Associates Properties, Inc. (REIT)	12,019	234,851
Cedar Realty Trust, Inc. (REIT)	27,845	140,617
Chatham Lodging Trust (REIT)	8,656	123,608
Chesapeake Lodging Trust (REIT)	14,297	246,194
Colonial Properties Trust (REIT)	43,160	955,562
Colony Financial, Inc. (REIT)	16,869	291,834
Coresite Realty Corp. (REIT)	10,797	278,779
Cousins Properties, Inc. (REIT)	42,520	329,530
CreXus Investment Corp. (REIT)	28,882	293,730
CubeSmart (REIT)	57,386	669,695
CYS Investments, Inc. (REIT)	54,158	745,756
DCT Industrial Trust, Inc. (REIT)	119,826	754,904
DiamondRock Hospitality Co. (REIT)	78,774	803,495
DuPont Fabros Technology, Inc. (REIT)	30,122	860,284
Dynex Capital, Inc. (REIT)	22,157	229,990
EastGroup Properties, Inc. (REIT)	13,250	706,225
Education Realty Trust, Inc. (REIT)	42,882	475,133
Entertainment Properties Trust (REIT)	21,260	873,999
Equity Lifestyle Properties, Inc. (REIT)	2,643	182,288
Equity One, Inc. (REIT)	27,398	580,838
Excel Trust, Inc. (REIT)	14,649	175,202
Extra Space Storage, Inc. (REIT)	8,633	264,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

FelCor Lodging Trust, Inc. (REIT)*	55,417	$260,460
First Industrial Realty Trust, Inc. (REIT)*	40,605	512,435
First Potomac Realty Trust (REIT)	24,471	288,024
Franklin Street Properties Corp. (REIT)	33,600	355,488
Getty Realty Corp. (REIT)	13,062	250,137
Gladstone Commercial Corp. (REIT)	3,682	61,342
Glimcher Realty Trust (REIT)	63,066	644,535
Government Properties Income Trust (REIT)	18,623	421,252
Gramercy Capital Corp./New York (REIT)*	9,379	23,447
Gyrodyne Co. of America, Inc. (REIT)*	262	29,949
Hatteras Financial Corp. (REIT)	7,808	223,309
Healthcare Realty Trust, Inc. (REIT)	37,987	905,610
Hersha Hospitality Trust (REIT)	73,381	387,452
Highwoods Properties, Inc. (REIT)#	33,489	1,126,905
Home Properties, Inc. (REIT)	4,084	250,594
Hudson Pacific Properties, Inc. (REIT)	17,619	306,747
Inland Real Estate Corp. (REIT)	36,162	303,038
Invesco Mortgage Capital, Inc. (REIT)	52,872	969,672
Investors Real Estate Trust (REIT)	39,957	315,660
iStar Financial, Inc. (REIT)*	44,094	284,406
Kilroy Realty Corp. (REIT)	5,572	269,741
Kite Realty Group Trust (REIT)	28,845	143,937
LaSalle Hotel Properties (REIT)	39,549	1,152,458
Lexington Realty Trust (REIT)	54,464	461,310
LTC Properties, Inc. (REIT)	15,260	553,633
Medical Properties Trust, Inc. (REIT)	59,506	572,448
MFA Financial, Inc. (REIT)	29,281	231,027
Mid-America Apartment Communities, Inc. (REIT)	3,556	242,661
Mission West Properties, Inc. (REIT)	6,042	52,082
Monmouth Real Estate Investment Corp. (REIT), Class A	16,373	191,892
MPG Office Trust, Inc. (REIT)*	13,108	26,347
National Health Investors, Inc. (REIT)	11,970	609,512
National Retail Properties, Inc. (REIT)	9,201	260,296
New York Mortgage Trust, Inc. (REIT)	4,021	28,388
Newcastle Investment Corp. (REIT)	10,247	68,655

NorthStar Realty Finance Corp. (REIT)	56,962	$297,342
Omega Healthcare Investors, Inc. (REIT)	47,780	1,075,050
One Liberty Properties, Inc. (REIT)	6,332	119,232
Parkway Properties, Inc./Maryland (REIT)	11,716	134,031
Pebblebrook Hotel Trust (REIT)	24,589	573,170
Pennsylvania Real Estate Investment Trust (REIT)	25,841	387,098
PennyMac Mortgage Investment Trust (REIT)	18,119	357,488
Post Properties, Inc. (REIT)	4,490	219,785
Potlatch Corp. (REIT)	19,542	624,171
PS Business Parks, Inc. (REIT)	8,582	581,173
RAIT Financial Trust (REIT)	25,201	116,429
Ramco-Gershenson Properties Trust (REIT)	20,557	258,401
Redwood Trust, Inc. (REIT)	36,738	458,490
Resource Capital Corp. (REIT)	39,317	209,560
Retail Opportunity Investments Corp. (REIT)	22,099	266,514
RLJ Lodging Trust (REIT)	43,223	783,633
Rouse Properties, Inc. (REIT)*	9,088	123,142
Sabra Health Care REIT, Inc. (REIT)	17,107	292,701
Saul Centers, Inc. (REIT)	3,529	151,288
Select Income REIT (REIT)*	4,391	104,330
Sovran Self Storage, Inc. (REIT)	13,781	690,290
STAG Industrial, Inc. (REIT)	13,467	196,349
Strategic Hotels & Resorts, Inc. (REIT)*	89,685	579,365
Summit Hotel Properties, Inc. (REIT)	16,958	141,938
Sun Communities, Inc. (REIT)	12,341	545,966
Sunstone Hotel Investors, Inc. (REIT)*	57,062	627,111
Tanger Factory Outlet Centers (REIT)	7,296	233,837
Terreno Realty Corp. (REIT)	4,259	64,353
Two Harbors Investment Corp. (REIT)	99,716	1,033,058
UMH Properties, Inc. (REIT)	10,408	111,678
Universal Health Realty Income Trust (REIT)	5,040	209,311
Urstadt Biddle Properties, Inc. (REIT), Class A	11,422	225,813
Washington Real Estate Investment Trust (REIT)	31,862	906,474
Western Asset Mortgage Capital Corp. (REIT)*	1,893	36,895
Whitestone REIT (REIT), Class B	2,606	35,989
Winthrop Realty Trust (REIT)	12,522	152,268

		41,860,204

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	8,040	117,223
Consolidated-Tomoka Land Co.	2,811	80,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Forestar Group, Inc.*	17,508	$224,278
Kennedy-Wilson Holdings, Inc.	13,906	194,823
Tejon Ranch Co.*	6,523	186,688
Thomas Properties Group, Inc.	6,303	34,288
Zillow, Inc., Class A*	3,538	136,673

		974,874

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	40,022	392,216
Bank Mutual Corp.	21,986	96,958
BankFinancial Corp.	5,242	39,472
Beneficial Mutual Bancorp, Inc.*	16,177	139,608
Berkshire Hills Bancorp, Inc.	10,713	235,686
BofI Holding, Inc.*	3,674	72,598
Brookline Bancorp, Inc.	37,853	334,999
Cape Bancorp, Inc.*	2,987	24,822
Charter Financial Corp./Georgia	1,397	13,551
Clifton Savings Bancorp, Inc.	8,479	88,266
Dime Community Bancshares, Inc.	14,999	199,337
Doral Financial Corp.*	37,991	56,987
ESB Financial Corp.	3,140	41,448
ESSA Bancorp, Inc.	7,696	83,117
EverBank Financial Corp.*	9,578	104,113
Farmer Mac, Class C	4,006	105,077
First Defiance Financial Corp.	2,711	46,412
First Federal Bancshares of Arkansas, Inc.*	417	3,378
First Financial Holdings, Inc.	4,604	49,355
First Financial Northwest, Inc.*	2,658	21,583
First PacTrust Bancorp, Inc.	2,625	31,133
Flagstar Bancorp, Inc.*	36,592	30,737
Flushing Financial Corp.	14,023	191,133
Fox Chase Bancorp, Inc.	9,370	135,303
Franklin Financial Corp./ Virginia*	5,213	85,754
Heritage Financial Group, Inc.	1,643	21,145
Hingham Institution for Savings	201	12,154
Home Bancorp, Inc.*	1,325	22,697
Home Federal Bancorp, Inc./ Idaho	8,797	92,369
Home Loan Servicing Solutions Ltd.	6,621	88,721
HomeStreet, Inc.*	1,350	43,187
Kaiser Federal Financial Group, Inc.	1,705	25,200
Kearny Financial Corp.	11,743	113,790
Meridian Interstate Bancorp, Inc.*	3,168	44,099
MGIC Investment Corp.*	93,589	269,536
NASB Financial, Inc.*	716	14,213
Nationstar Mortgage Holdings, Inc.*	7,293	156,945
Northfield Bancorp, Inc./ New Jersey	8,507	120,884
Northwest Bancshares, Inc.	45,936	537,911
OceanFirst Financial Corp.	6,795	97,576
Ocwen Financial Corp.*	48,289	906,867
Oritani Financial Corp.	24,092	346,684
Peoples Federal Bancshares, Inc.*	1,176	19,639

Provident Financial Holdings, Inc.	1,772	$20,431
Provident Financial Services, Inc.	28,842	442,725
Provident New York Bancorp	17,680	134,191
Radian Group, Inc.	65,382	215,107
Rockville Financial, Inc.	13,491	156,091
Roma Financial Corp.	10,371	88,361
SI Financial Group, Inc.	2,080	23,920
Territorial Bancorp, Inc.	4,346	98,958
Tree.com, Inc.*	1,110	12,698
TrustCo Bank Corp./New York	46,378	253,224
United Financial Bancorp, Inc.	5,752	82,714
ViewPoint Financial Group, Inc.	15,020	234,913
Walker & Dunlop, Inc.*	5,823	74,826
Waterstone Financial, Inc.*	956	3,633
Westfield Financial, Inc.	15,421	112,573
WSFS Financial Corp.	3,508	141,758

		7,652,783

Total Financials		115,790,744

Health Care (6.8%)
Biotechnology (2.1%)
Achillion Pharmaceuticals, Inc.*	24,574	152,359
Acorda Therapeutics, Inc.*	18,896	445,190
Aegerion Pharmaceuticals, Inc.*	9,957	147,762
Affymax, Inc.*	16,351	210,601
Agenus, Inc.*	4,650	24,366
Alkermes plc*	55,500	941,835
Allos Therapeutics, Inc.*	34,875	62,426
Alnylam Pharmaceuticals, Inc.*	19,226	224,367
AMAG Pharmaceuticals, Inc.*	9,104	140,202
Amicus Therapeutics, Inc.*	6,205	34,127
Anacor Pharmaceuticals, Inc.*	3,085	20,022
Arena Pharmaceuticals, Inc.*	88,678	885,006
ARIAD Pharmaceuticals, Inc.*	13,241	227,878
ArQule, Inc.*	27,964	165,827
Array BioPharma, Inc.*	41,421	143,731
Astex Pharmaceuticals*	34,259	71,601
AVEO Pharmaceuticals, Inc.*	18,755	228,061
AVI BioPharma, Inc.*	13,556	8,486
BioCryst Pharmaceuticals, Inc.*	10,377	41,300
BioMimetic Therapeutics, Inc.*	2,742	7,211
Biospecifics Technologies Corp.*	2,189	41,109
Biotime, Inc.*	16,965	78,039
Cell Therapeutics, Inc.*	17,421	10,104
Celldex Therapeutics, Inc.*	21,017	109,078
Cepheid, Inc.*	30,035	1,344,066
ChemoCentryx, Inc.*	3,544	53,160
Clovis Oncology, Inc.*	6,527	141,505
Codexis, Inc.*	15,931	59,582
Coronado Biosciences, Inc.*	2,473	12,489
Cubist Pharmaceuticals, Inc.*	29,050	1,101,286
Curis, Inc.*	35,832	193,493
Cytori Therapeutics, Inc.*	31,943	86,246
Dendreon Corp.*	58,085	429,829
Discovery Laboratories, Inc.*	9,065	21,031
DUSA Pharmaceuticals, Inc.*	5,135	26,805
Dyax Corp.*	54,727	116,569
Dynavax Technologies Corp.*	77,745	335,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Emergent Biosolutions, Inc.*	11,017	$166,908
Enzon Pharmaceuticals, Inc.*	15,711	107,935
Exact Sciences Corp.*	29,594	317,248
Exelixis, Inc.*	66,362	366,982
Genomic Health, Inc.*	9,840	328,656
Geron Corp.*	52,884	90,960
GTx, Inc.*	5,396	19,048
Halozyme Therapeutics, Inc.*	37,593	333,074
Horizon Pharma, Inc.*	4,502	32,099
Idenix Pharmaceuticals, Inc.*	31,558	325,047
ImmunoCellular Therapeutics Ltd.*	8,278	31,042
Immunogen, Inc.*	38,265	642,087
Immunomedics, Inc.*	29,886	106,693
Incyte Corp.*	7,999	181,577
Infinity Pharmaceuticals, Inc.*	10,301	139,682
Insmed, Inc.*	2,925	9,535
InterMune, Inc.*	29,274	349,824
Ironwood Pharmaceuticals, Inc.*	33,486	461,437
Isis Pharmaceuticals, Inc.*	49,979	599,748
Keryx Biopharmaceuticals, Inc.*	26,215	47,187
Lexicon Pharmaceuticals, Inc.*	82,204	184,959
Ligand Pharmaceuticals, Inc., Class B*	7,705	130,523
MannKind Corp.*	75,649	173,236
Maxygen, Inc.*	5,962	35,534
Medivation, Inc.*	2,607	238,280
Merrimack Pharmaceuticals, Inc.*	8,878	64,632
Metabolix, Inc.*	1,669	3,088
Momenta Pharmaceuticals, Inc.*	20,708	279,972
Nabi Biopharmaceuticals*	7,410	11,708
Neurocrine Biosciences, Inc.*	27,424	216,924
NewLink Genetics Corp.*	5,999	89,865
Novavax, Inc.*	60,200	93,912
NPS Pharmaceuticals, Inc.*	43,398	373,657
OncoGenex Pharmaceutical, Inc.*	3,149	42,323
Oncothyreon, Inc.*	12,368	57,882
Onyx Pharmaceuticals, Inc.*	4,101	272,511
Opko Health, Inc.*	53,719	247,107
Orexigen Therapeutics, Inc.*	21,002	116,351
Osiris Therapeutics, Inc.*	13,995	153,525
PDL BioPharma, Inc.	62,858	416,749
Pharmacyclics, Inc.*	24,552	1,340,785
Progenics Pharmaceuticals, Inc.*	16,014	156,617
Raptor Pharmaceutical Corp.*	21,594	120,710
Repligen Corp.*	6,121	26,320
Rigel Pharmaceuticals, Inc.*	34,852	324,124
Sangamo BioSciences, Inc.*	23,168	127,887
Savient Pharmaceuticals, Inc.*	4,188	2,262
Seattle Genetics, Inc.*	45,734	1,161,186
SIGA Technologies, Inc.*	16,537	47,461
Spectrum Pharmaceuticals, Inc.*	29,577	460,218
Sunesis Pharmaceuticals, Inc.*	5,874	16,858
Synageva BioPharma Corp.*	3,460	140,338
Synergy Pharmaceuticals, Inc.*	18,381	87,310
Synta Pharmaceuticals Corp.*	22,915	125,345
Targacept, Inc.*	11,656	50,121
Theravance, Inc.*	29,912	664,645

Threshold Pharmaceuticals, Inc.*	17,724	$131,158
Trius Therapeutics, Inc.*	5,178	29,825
Vanda Pharmaceuticals, Inc.*	18,641	82,020
Verastem, Inc.*	1,362	13,892
Vical, Inc.*	33,906	122,062
XOMA Corp.*	14,089	42,267
ZIOPHARM Oncology, Inc.*	28,999	172,544

		21,648,069

Health Care Equipment & Supplies (1.6%)
Abaxis, Inc.*	10,138	375,106
ABIOMED, Inc.*	15,161	345,974
Accuray, Inc.*	31,404	214,803
Align Technology, Inc.*	32,819	1,098,124
Alphatec Holdings, Inc.*	37,892	69,721
Analogic Corp.	6,098	378,076
AngioDynamics, Inc.*	10,659	128,015
Anika Therapeutics, Inc.*	2,408	32,725
Antares Pharma, Inc.*	48,110	175,120
ArthroCare Corp.*	12,643	370,187
AtriCure, Inc.*	3,151	30,281
Atrion Corp.	741	151,890
Biolase, Inc.*	1	2
Cantel Medical Corp.	8,726	237,783
Cardiovascular Systems, Inc.*	3,520	34,461
Cerus Corp.*	11,763	39,053
Conceptus, Inc.*	12,823	254,152
CONMED Corp.	14,150	391,530
CryoLife, Inc.*	5,907	30,894
Cyberonics, Inc.*	13,058	586,826
Cynosure, Inc., Class A*	2,098	44,373
Derma Sciences, Inc.*	1,763	16,784
DexCom, Inc.*	30,975	401,436
DynaVox, Inc., Class A*	3,113	3,487
Endologix, Inc.*	24,483	378,017
EnteroMedics, Inc.*	4,756	16,408
Exactech, Inc.*	4,911	82,357
Greatbatch, Inc.*	10,156	230,643
Haemonetics Corp.*	11,460	849,301
Hansen Medical, Inc.*	11,726	26,618
HeartWare International, Inc.*	6,465	574,092
ICU Medical, Inc.*	5,835	311,472
Insulet Corp.*	23,540	503,050
Integra LifeSciences Holdings Corp.*	9,417	350,124
Invacare Corp.	14,000	216,020
IRIS International, Inc.*	9,712	109,746
MAKO Surgical Corp.*	16,137	413,269
Masimo Corp.*	25,123	562,253
Medical Action Industries, Inc.*	2,246	7,816
Meridian Bioscience, Inc.	19,180	392,423
Merit Medical Systems, Inc.*	18,099	249,947
Natus Medical, Inc.*	13,303	154,581
Navidea Biopharmaceuticals, Inc.*	37,750	140,430
Neogen Corp.*	10,598	489,628
NuVasive, Inc.*	19,680	499,085
NxStage Medical, Inc.*	23,335	391,095
OraSure Technologies, Inc.*	24,407	274,335
Orthofix International N.V.*	8,549	352,646

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Palomar Medical Technologies, Inc.*	4,112	$34,952
PhotoMedex, Inc.*	7,156	86,945
Quidel Corp.*	12,740	199,763
Rochester Medical Corp.*	2,020	21,735
Rockwell Medical Technologies, Inc.*	11,385	105,994
RTI Biologics, Inc.*	11,926	44,842
Solta Medical, Inc.*	13,186	38,635
Spectranetics Corp.*	15,137	172,864
STAAR Surgical Co.*	17,268	134,172
Stereotaxis, Inc.*	14,381	3,020
STERIS Corp.	26,627	835,289
SurModics, Inc.*	6,384	110,443
Symmetry Medical, Inc.*	16,153	138,593
Tornier N.V.*	5,283	118,445
Unilife Corp.*	34,148	115,420
Utah Medical Products, Inc.	585	19,615
Vascular Solutions, Inc.*	7,362	92,467
Volcano Corp.*	24,826	711,265
West Pharmaceutical Services, Inc.	16,887	852,625
Wright Medical Group, Inc.*	19,140	408,639
Young Innovations, Inc.	3,364	116,024
Zeltiq Aesthetics, Inc.*	3,488	19,533

		17,367,439

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc.*	8,546	149,897
Accretive Health, Inc.*	23,446	256,968
Air Methods Corp.*	6,000	589,500
Alliance HealthCare Services, Inc.*	3,484	3,477
Almost Family, Inc.*	1,794	40,078
Amedisys, Inc.*	16,665	207,479
AMN Healthcare Services, Inc.*	23,781	141,021
Amsurg Corp.*	15,701	470,716
Assisted Living Concepts, Inc., Class A	9,181	130,554
Bio-Reference Labs, Inc.*	10,390	273,049
BioScrip, Inc.*	17,951	133,376
Capital Senior Living Corp.*	10,810	114,586
CardioNet, Inc.*	6,075	12,332
Centene Corp.*	24,670	744,047
Chemed Corp.	10,051	607,482
Chindex International, Inc.*	8,314	81,477
Corvel Corp.*	3,439	168,511
Cross Country Healthcare, Inc.*	5,910	25,827
Emeritus Corp.*	15,373	258,728
Ensign Group, Inc.	8,304	234,754
ExamWorks Group, Inc.*	12,524	165,693
Five Star Quality Care, Inc.*	21,644	66,447
Gentiva Health Services, Inc.*	13,253	91,843
Hanger, Inc.*	16,895	433,188
HealthSouth Corp.*	46,235	1,075,426
Healthways, Inc.*	16,425	131,072
HMS Holdings Corp.*	40,981	1,365,077
IntegraMed America, Inc.*	1,742	24,127
IPC The Hospitalist Co., Inc.*	7,869	356,623
Kindred Healthcare, Inc.*	25,052	246,261
Landauer, Inc.	4,569	261,941

LHC Group, Inc.*	8,004	$135,748
Magellan Health Services, Inc.*	12,978	588,293
Metropolitan Health Networks, Inc.*	19,595	187,524
MModal, Inc.*	16,334	212,015
Molina Healthcare, Inc.*	12,747	299,045
MWI Veterinary Supply, Inc.*	5,816	597,710
National Healthcare Corp.	4,652	210,410
National Research Corp.	2,144	112,238
Owens & Minor, Inc.#	28,912	885,575
PDI, Inc.*	1,690	13,926
PharMerica Corp.*	12,090	132,023
Providence Service Corp.*	6,619	90,747
PSS World Medical, Inc.*	25,653	538,456
Select Medical Holdings Corp.*	20,267	204,899
Skilled Healthcare Group, Inc., Class A*	14,423	90,576
Sun Healthcare Group, Inc.*	11,812	98,866
Sunrise Senior Living, Inc.*	27,247	198,631
Team Health Holdings, Inc.*	13,726	330,659
Triple-S Management Corp., Class B*	9,764	178,486
U.S. Physical Therapy, Inc.	6,146	156,293
Universal American Corp.*	15,518	163,405
Vanguard Health Systems, Inc.*	18,292	162,616
WellCare Health Plans, Inc.*	19,474	1,032,122

		15,481,820

Health Care Technology (0.3%)
athenahealth, Inc.*	16,468	1,303,772
Computer Programs & Systems, Inc.	5,129	293,481
Epocrates, Inc.*	8,366	67,095
Greenway Medical Technologies*	7,053	115,034
HealthStream, Inc.*	8,482	220,532
MedAssets, Inc.*	25,990	349,566
Medidata Solutions, Inc.*	10,491	342,741
Mediware Information Systems*	573	8,366
Merge Healthcare, Inc.*	24,225	69,284
Omnicell, Inc.*	14,024	205,311
Quality Systems, Inc.	17,908	492,649
Vocera Communications, Inc.*	3,233	86,612

		3,554,443

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	31,812	149,198
Albany Molecular Research, Inc.*	3,604	9,190
BG Medicine, Inc.*	2,174	15,175
Cambrex Corp.*	12,428	116,948
Complete Genomics, Inc.*	1,204	2,239
Enzo Biochem, Inc.*	4,970	8,300
eResearchTechnology, Inc.*	21,286	170,075
Fluidigm Corp.*	9,407	141,481
Furiex Pharmaceuticals, Inc.*	1,718	35,992
Harvard Bioscience, Inc.*	5,497	20,724
Luminex Corp.*	19,282	472,216
Medtox Scientific, Inc.*	1,596	43,028
Pacific Biosciences of California, Inc.*	15,406	33,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

PAREXEL International Corp.*	27,798	$784,738
Sequenom, Inc.*	52,067	211,392

		2,214,127

Pharmaceuticals (1.1%)
Acura Pharmaceuticals, Inc.*	19,766	62,065
Akorn, Inc.*	28,280	445,976
Alimera Sciences, Inc.*	664	1,985
Ampio Pharmaceuticals, Inc.*	4,730	24,028
Auxilium Pharmaceuticals, Inc.*	22,020	592,118
AVANIR Pharmaceuticals, Inc., Class A*	59,196	232,048
BioDelivery Sciences International, Inc.*	4,309	19,304
Cadence Pharmaceuticals, Inc.*	30,420	108,599
Cempra, Inc.*	911	8,527
Columbia Laboratories, Inc.*	11,351	7,719
Corcept Therapeutics, Inc.*	25,073	112,578
Cornerstone Therapeutics, Inc.*	7,956	50,361
Cumberland Pharmaceuticals, Inc.*	2,118	13,682
Depomed, Inc.*	26,953	153,363
Durect Corp.*	12,824	11,666
Endocyte, Inc.*	14,440	118,697
Hi-Tech Pharmacal Co., Inc.*	4,612	149,429
Impax Laboratories, Inc.*	33,043	669,782
Jazz Pharmaceuticals plc*	17,993	809,865
Lannett Co., Inc.*	8,645	36,655
MAP Pharmaceuticals, Inc.*	14,049	210,454
Medicines Co.*	26,373	604,997
Medicis Pharmaceutical Corp., Class A	26,921	919,352
Nektar Therapeutics*	56,157	453,187
Obagi Medical Products, Inc.*	7,537	115,090
Omeros Corp.*	9,238	92,380
Optimer Pharmaceuticals, Inc.*	21,005	325,998
Pacira Pharmaceuticals, Inc.*	11,328	181,701
Pain Therapeutics, Inc.*	15,570	73,023
Par Pharmaceutical Cos., Inc.*	17,575	635,160
Pernix Therapeutics Holdings*	1,670	12,174
Pozen, Inc.*	11,810	73,694
Questcor Pharmaceuticals, Inc.*	24,298	1,293,626
Repros Therapeutics, Inc.*	3,015	27,376
Sagent Pharmaceuticals, Inc.*	7,016	126,849
Salix Pharmaceuticals Ltd.*	4,972	270,676
Santarus, Inc.*	25,338	179,646
Sciclone Pharmaceuticals, Inc.*	27,136	190,223
Sucampo Pharmaceuticals, Inc., Class A*	11,593	81,499
Supernus Pharmaceuticals, Inc.*	630	5,897
Transcept Pharmaceuticals, Inc.*	2,638	16,356
Ventrus Biosciences, Inc.*	2,658	11,350
ViroPharma, Inc.*	32,416	768,259
Vivus, Inc.*	45,344	1,294,118
XenoPort, Inc.*	23,421	141,463
Zogenix, Inc.*	7,557	18,741

		11,751,736

Total Health Care		72,017,634

Industrials (7.7%)
Aerospace & Defense (0.8%)
AAR Corp.	19,007	$256,214
Aerovironment, Inc.*	7,836	206,165
American Science & Engineering, Inc.	3,917	221,115
API Technologies Corp.*	6,284	23,125
Astronics Corp.*	5,174	146,114
Ceradyne, Inc.	12,241	313,982
CPI Aerostructures, Inc.*	1,165	12,815
Cubic Corp.	7,435	357,475
Curtiss-Wright Corp.	20,829	646,740
DigitalGlobe, Inc.*	17,864	270,818
Esterline Technologies Corp.*	13,772	858,684
GenCorp, Inc.*	26,717	173,928
GeoEye, Inc.*	9,052	140,125
HEICO Corp.	24,187	955,870
Hexcel Corp.*	45,523	1,174,038
KEYW Holding Corp.*	11,701	117,478
Kratos Defense & Security Solutions, Inc.*	17,467	102,007
LMI Aerospace, Inc.*	1,996	34,691
Moog, Inc., Class A*	22,252	920,120
National Presto Industries, Inc.	2,138	149,168
Orbital Sciences Corp.*	28,481	367,975
SIFCO Industries, Inc.	409	9,399
Sypris Solutions, Inc.	2,004	13,968
Taser International, Inc.*	26,179	137,178
Teledyne Technologies, Inc.*	16,483	1,016,177
Triumph Group, Inc.	3,203	180,233

		8,805,602

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,268	141,794
Atlas Air Worldwide Holdings, Inc.*	13,163	572,722
Echo Global Logistics, Inc.*	5,690	108,451
Forward Air Corp.	13,121	423,415
Hub Group, Inc., Class A*	17,862	646,604
Pacer International, Inc.*	14,906	80,791
Park-Ohio Holdings Corp.*	1,874	35,662
XPO Logistics, Inc.*	6,866	115,349

		2,124,788

Airlines (0.4%)
Alaska Air Group, Inc.*	32,914	1,181,613
Allegiant Travel Co.*	6,542	455,847
Hawaiian Holdings, Inc.*	20,165	131,274
JetBlue Airways Corp.*	117,574	623,142
Republic Airways Holdings, Inc.*	10,390	57,664
SkyWest, Inc.	24,970	163,054
Spirit Airlines, Inc.*	16,865	328,193
U.S. Airways Group, Inc.*	77,616	1,034,621

		3,975,408

Building Products (0.4%)
A.O. Smith Corp.	17,274	844,526
AAON, Inc.	7,980	150,423
Ameresco, Inc., Class A*	8,324	99,305
American Woodmark Corp.*	6,532	111,697

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Apogee Enterprises, Inc.	11,321	$181,929
Builders FirstSource, Inc.*	19,576	92,790
Gibraltar Industries, Inc.*	13,865	143,919
Griffon Corp.	21,136	181,347
Insteel Industries, Inc.	8,803	98,153
NCI Building Systems, Inc.*	8,804	95,347
Nortek, Inc.*	2,761	138,160
Patrick Industries, Inc.*	816	10,404
PGT, Inc.*	3,117	9,445
Quanex Building Products Corp.	16,900	302,172
Simpson Manufacturing Co., Inc.	19,472	574,619
Trex Co., Inc.*	7,269	218,724
Universal Forest Products, Inc.	8,370	326,263
USG Corp.*	36,299	691,496

		4,270,719

Commercial Services & Supplies (1.3%)
A.T. Cross Co., Class A*	2,027	20,006
ABM Industries, Inc.	24,765	484,403
ACCO Brands Corp.*	50,692	524,155
Acorn Energy, Inc.	3,735	31,075
American Reprographics Co.*	7,887	39,672
Asset Acceptance Capital Corp.*	2,814	19,135
Asta Funding, Inc.	1,952	18,290
Brink’s Co.	23,896	553,909
Casella Waste Systems, Inc., Class A*	6,188	36,200
CECO Environmental Corp.	1,349	10,657
Cenveo, Inc.*	20,164	38,917
Clean Harbors, Inc.*	4,117	232,281
CompX International, Inc.	205	2,583
Consolidated Graphics, Inc.*	5,347	155,330
Courier Corp.	6,552	86,814
Deluxe Corp.	24,126	601,702
Encore Capital Group, Inc.*	9,295	275,318
EnergySolutions, Inc.*	38,660	65,335
EnerNOC, Inc.*	9,871	71,466
Ennis, Inc.	10,776	165,735
Fuel Tech, Inc.*	2,382	11,624
G&K Services, Inc., Class A	9,369	292,219
GEO Group, Inc.*	29,839	677,942
Healthcare Services Group, Inc.	30,484	590,780
Heritage-Crystal Clean, Inc.*	5,867	95,925
Herman Miller, Inc.	28,900	535,228
HNI Corp.	21,305	548,604
InnerWorkings, Inc.*	14,167	191,680
Interface, Inc.	26,275	358,128
Intersections, Inc.	1,948	30,876
Kimball International, Inc., Class B	16,375	126,088
Knoll, Inc.	23,910	320,872
McGrath RentCorp	11,655	308,858
Metalico, Inc.*	19,949	43,888
Mine Safety Appliances Co.	12,906	519,337
Mobile Mini, Inc.*	20,647	297,317
Multi-Color Corp.	6,862	152,611
NL Industries, Inc.	3,874	48,309
Portfolio Recovery Associates, Inc.*	8,607	785,475

Quad/Graphics, Inc.	10,969	$157,734
Rollins, Inc.	6,061	135,585
Schawk, Inc.	7,283	92,494
Standard Parking Corp.*	7,486	161,099
Steelcase, Inc., Class A	37,351	337,280
Swisher Hygiene, Inc.*	61,431	155,420
Sykes Enterprises, Inc.*	19,820	316,327
Team, Inc.*	9,372	292,219
Tetra Tech, Inc.#*	28,251	736,786
TMS International Corp., Class A*	10,721	106,888
TRC Cos., Inc.*	3,721	22,624
U.S. Ecology, Inc.	8,144	144,475
UniFirst Corp.	6,682	425,978
United Stationers, Inc.	19,333	521,024
Viad Corp.	8,899	177,980

		13,152,657

Construction & Engineering (0.4%)
Aegion Corp.*	18,185	325,330
Argan, Inc.	1,982	27,708
Comfort Systems USA, Inc.	16,535	165,681
Dycom Industries, Inc.*	17,947	333,994
EMCOR Group, Inc.	31,936	888,459
Furmanite Corp.*	8,121	39,468
Granite Construction, Inc.	19,299	503,897
Great Lakes Dredge & Dock Corp.	26,872	191,329
Layne Christensen Co.*	9,616	198,955
MasTec, Inc.*	28,757	432,505
Michael Baker Corp.*	1,889	49,284
MYR Group, Inc.*	9,872	168,416
Northwest Pipe Co.*	2,018	48,957
Orion Marine Group, Inc.*	5,858	40,772
Pike Electric Corp.*	10,503	81,083
Primoris Services Corp.	16,654	199,848
Sterling Construction Co., Inc.*	3,571	36,495
Tutor Perini Corp.*	14,898	188,758

		3,920,939

Electrical Equipment (0.6%)
A123 Systems, Inc.*	39,436	49,689
Acuity Brands, Inc.	19,775	1,006,745
American Superconductor Corp.*	21,212	99,696
AZZ, Inc.	5,986	366,702
Belden, Inc.	22,279	743,005
Brady Corp., Class A	23,922	658,094
Capstone Turbine Corp.*	161,294	162,907
Coleman Cable, Inc.	2,026	17,606
Encore Wire Corp.	8,563	229,317
EnerSys*	21,549	755,723
Enphase Energy, Inc.*	1,570	9,765
Franklin Electric Co., Inc.	10,796	552,000
FuelCell Energy, Inc.*	33,579	33,915
Generac Holdings, Inc.*	12,396	298,248
Global Power Equipment Group, Inc.	8,086	176,598
II-VI, Inc.*	24,641	410,766
LSI Industries, Inc.	3,925	27,946
Powell Industries, Inc.*	3,461	129,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

PowerSecure International, Inc.*	2,481	$12,355
Preformed Line Products Co.	1,643	95,146
Thermon Group Holdings, Inc.*	7,050	146,006
Vicor Corp.	10,574	73,384

		6,054,916

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	8,390	583,860
Seaboard Corp.*	103	219,697
Standex International Corp.	6,082	258,911

		1,062,468

Machinery (1.6%)
Accuride Corp.*	24,332	145,992
Actuant Corp., Class A	31,072	843,916
Alamo Group, Inc.	2,991	93,828
Albany International Corp., Class A	13,900	260,069
Altra Holdings, Inc.	11,789	186,030
American Railcar Industries, Inc.*	4,931	133,630
Ampco-Pittsburgh Corp.	1,867	34,222
Astec Industries, Inc.*	9,226	283,054
Barnes Group, Inc.	25,141	610,675
Blount International, Inc.*	22,400	328,160
Briggs & Stratton Corp.	22,526	393,980
Cascade Corp.	4,199	197,563
Chart Industries, Inc.*	14,257	980,311
CIRCOR International, Inc.	8,483	289,185
CLARCOR, Inc.	24,153	1,163,208
Colfax Corp.*	4,011	110,583
Columbus McKinnon Corp.*	10,020	151,202
Commercial Vehicle Group, Inc.*	11,474	98,906
Douglas Dynamics, Inc.	11,010	156,892
Dynamic Materials Corp.	2,881	49,928
Eastern Co.	1,019	16,457
Energy Recovery, Inc.*	20,404	48,970
EnPro Industries, Inc.*	10,168	379,978
ESCO Technologies, Inc.	12,474	454,553
Federal Signal Corp.*	30,404	177,559
Flow International Corp.*	10,437	32,877
FreightCar America, Inc.	5,275	121,167
Gorman-Rupp Co.	7,314	217,957
Graham Corp.	2,157	40,163
Greenbrier Cos., Inc.*	12,364	217,359
Hardinge, Inc.	2,120	19,292
Hurco Cos., Inc.*	1,397	28,625
John Bean Technologies Corp.	11,620	157,683
Kadant, Inc.*	2,517	59,024
Kaydon Corp.	15,714	336,122
L.B. Foster Co., Class A	1,949	55,761
Lindsay Corp.	6,077	394,397
Lydall, Inc.*	3,697	49,983
Meritor, Inc.*	46,537	242,923
Met-Pro Corp.	9,146	84,235
Middleby Corp.*	8,511	847,781
Miller Industries, Inc.	2,335	37,197
Mueller Industries, Inc.	13,467	573,560
Mueller Water Products, Inc., Class A	71,743	248,231

NACCO Industries, Inc., Class A	2,417	$280,976
NN, Inc.*	3,617	36,930
Omega Flex, Inc.*	3,587	42,721
PMFG, Inc.*	7,226	56,435
Proto Labs, Inc.*	3,621	104,140
RBC Bearings, Inc.*	11,016	521,057
Rexnord Corp.*	10,696	214,348
Robbins & Myers, Inc.	17,766	742,974
Sauer-Danfoss, Inc.	5,598	195,538
Sun Hydraulics Corp.	10,087	245,013
Tecumseh Products Co., Class A*	4,445	22,447
Tennant Co.	8,678	346,686
Titan International, Inc.	20,506	503,012
Trimas Corp.*	13,071	262,727
Twin Disc, Inc.	1,842	34,059
Wabash National Corp.*	29,312	194,045
Watts Water Technologies, Inc., Class A	14,416	480,629
Woodward, Inc.	31,761	1,252,654
Xerium Technologies, Inc.*	2,206	6,397

		16,895,976

Marine (0.0%)
Baltic Trading Ltd.	2,157	7,420
Eagle Bulk Shipping, Inc.*	490	1,548
Genco Shipping & Trading Ltd.*	6,929	21,133
International Shipholding Corp.	4,081	76,968
Rand Logistics, Inc.*	3,165	26,903
Ultrapetrol Bahamas Ltd.*	5,554	6,554

		140,526

Professional Services (0.7%)
Acacia Research Corp.*	22,235	828,031
Advisory Board Co.*	15,818	784,415
Barrett Business Services, Inc.	4,952	104,685
CBIZ, Inc.*	11,265	66,914
CDI Corp.	7,962	130,577
Corporate Executive Board Co.	15,981	653,303
CRA International, Inc.*	2,248	33,023
Dolan Co.*	12,239	82,368
Exponent, Inc.*	6,873	363,101
Franklin Covey Co.*	3,028	31,007
FTI Consulting, Inc.*	21,032	604,670
GP Strategies Corp.*	8,109	149,773
Heidrick & Struggles International, Inc.	8,645	151,288
Hill International, Inc.*	5,250	16,800
Hudson Global, Inc.*	6,991	29,152
Huron Consulting Group, Inc.*	10,923	345,713
ICF International, Inc.*	8,572	204,357
Insperity, Inc.	10,409	281,563
Kelly Services, Inc., Class A	13,402	173,020
Kforce, Inc.*	13,832	186,179
Korn/Ferry International*	22,906	328,701
Mistras Group, Inc.*	6,860	180,281
Navigant Consulting, Inc.*	21,882	276,589
Odyssey Marine Exploration, Inc.*	15,772	58,987
On Assignment, Inc.*	19,941	318,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Pendrell Corp.*	81,467	$91,243
Resources Connection, Inc.	21,360	262,728
RPX Corp.*	9,848	141,319
TrueBlue, Inc.*	19,131	296,148
VSE Corp.	3,254	77,413
WageWorks, Inc.*	4,121	62,062

		7,313,668

Road & Rail (0.7%)
Amerco, Inc.	4,220	379,673
Arkansas Best Corp.	11,704	147,470
Avis Budget Group, Inc.*	51,032	775,686
Celadon Group, Inc.	8,836	144,734
Dollar Thrifty Automotive Group, Inc.*	13,640	1,104,294
Genesee & Wyoming, Inc., Class A*	18,313	967,659
Heartland Express, Inc.	22,439	321,102
Knight Transportation, Inc.	27,798	444,490
Marten Transport Ltd.	5,469	116,271
Old Dominion Freight Line, Inc.*	21,661	937,705
Patriot Transportation Holding, Inc.*	4,218	99,249
Quality Distribution, Inc.*	11,442	126,892
RailAmerica, Inc.*	8,574	207,491
Roadrunner Transportation Systems, Inc.*	5,831	98,486
Saia, Inc.*	7,531	164,854
Swift Transportation Co.*	39,544	373,691
Universal Truckload Services, Inc.	1,108	16,758
Werner Enterprises, Inc.	20,056	479,138
Zipcar, Inc.*	15,931	186,871

		7,092,514

Trading Companies & Distributors (0.5%)
Aceto Corp.	15,482	139,802
Aircastle Ltd.	25,115	302,636
Applied Industrial Technologies, Inc.	20,694	762,574
Beacon Roofing Supply, Inc.*	23,235	585,987
BlueLinx Holdings, Inc.*	3,760	8,836
CAI International, Inc.*	7,228	143,693
DXP Enterprises, Inc.*	3,997	165,835
Edgen Group, Inc.*	9,530	71,665
H&E Equipment Services, Inc.*	13,847	208,120
Houston Wire & Cable Co.	8,460	92,468
Interline Brands, Inc.*	15,259	382,543
Kaman Corp.	12,254	379,139
Lawson Products, Inc.	1,256	11,618
Rush Enterprises, Inc., Class A*	14,383	235,162
SeaCube Container Leasing Ltd.	6,316	107,814
TAL International Group, Inc.	12,457	417,185
Textainer Group Holdings Ltd.	5,322	196,382
Titan Machinery, Inc.*	7,657	232,543
United Rentals, Inc.*	6,916	235,421
Watsco, Inc.	13,484	995,119
Willis Lease Finance Corp.*	1,103	13,589

		5,688,131

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	10,856	$138,197

Total Industrials		80,636,509

Information Technology (8.8%)
Communications Equipment (1.0%)
ADTRAN, Inc.	30,777	929,158
Ambient Corp.*	436	2,385
Anaren, Inc.*	6,185	121,226
Arris Group, Inc.*	51,556	717,144
Aruba Networks, Inc.*	50,681	762,749
Aviat Networks, Inc.*	31,284	87,595
Aware, Inc.	2,044	13,184
Bel Fuse, Inc., Class B	2,275	40,063
Black Box Corp.	8,575	246,103
CalAmp Corp.*	5,992	43,921
Calix, Inc.*	23,279	191,353
Ciena Corp.*	38,273	626,529
Comtech Telecommunications Corp.	8,554	244,473
Comverse Technology, Inc.*	82,881	482,367
Digi International, Inc.*	5,517	56,494
Emcore Corp.*	2,513	11,107
Emulex Corp.*	38,295	275,724
Extreme Networks, Inc.*	41,367	142,302
Finisar Corp.*	44,097	659,691
Globecomm Systems, Inc.*	4,960	50,294
Harmonic, Inc.*	56,079	238,897
Infinera Corp.*	53,314	364,668
InterDigital, Inc.	22,538	665,096
Ixia*	20,032	240,785
KVH Industries, Inc.*	7,125	89,063
Loral Space & Communications, Inc.	4,817	324,425
Meru Networks, Inc.*	1,826	3,196
NETGEAR, Inc.*	18,344	633,051
Numerex Corp., Class A*	2,063	19,186
Oclaro, Inc.*	22,304	67,804
Oplink Communications, Inc.*	4,102	55,500
Opnext, Inc.*	1,005	1,266
Parkervision, Inc.*	15,733	37,445
PC-Tel, Inc.	3,359	21,733
Plantronics, Inc.	20,288	677,619
Procera Networks, Inc.*	8,660	210,525
ShoreTel, Inc.*	10,331	45,250
Sonus Networks, Inc.*	92,983	199,913
Sycamore Networks, Inc.*	7,677	111,470
Symmetricom, Inc.*	8,994	53,874
Tellabs, Inc.	139,112	463,243
Telular Corp.	3,303	30,520
Tessco Technologies, Inc.	1,094	24,123
Ubiquiti Networks, Inc.*	8,001	114,014
ViaSat, Inc.*	16,682	630,079
Westell Technologies, Inc., Class A*	40,207	95,693

		11,122,300

Computers & Peripherals (0.4%)
3D Systems Corp.*	21,276	726,363
Avid Technology, Inc.*	6,448	47,909
Cray, Inc.*	16,432	198,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Datalink Corp.*	3,055	$29,175
Electronics for Imaging, Inc.*	22,990	373,587
Imation Corp.*	15,536	91,818
Immersion Corp.*	6,105	34,371
Intermec, Inc.*	27,973	173,433
Intevac, Inc.*	4,945	37,186
Novatel Wireless, Inc.*	2,944	7,330
OCZ Technology Group, Inc.*	29,164	154,569
QLogic Corp.*	37,427	512,376
Quantum Corp.*	107,853	218,942
Rimage Corp.	1,474	11,792
Silicon Graphics International Corp.*	12,349	79,280
STEC, Inc.*	15,425	120,315
Stratasys, Inc.*	9,603	475,829
Super Micro Computer, Inc.*	11,501	182,406
Synaptics, Inc.*	15,446	442,219
Xyratex Ltd.	2,570	29,067

		3,946,465

Electronic Equipment, Instruments & Components (1.2%)
Aeroflex Holding Corp.*	13,658	82,631
Agilysys, Inc.*	3,417	29,625
Anixter International, Inc.	13,069	693,310
Audience, Inc.*	3,675	70,854
Badger Meter, Inc.	6,986	262,324
Benchmark Electronics, Inc.*	28,647	399,626
Brightpoint, Inc.*	32,299	174,738
Checkpoint Systems, Inc.*	17,538	152,756
Cognex Corp.	20,640	653,256
Coherent, Inc.*	11,574	501,154
CTS Corp.	15,206	143,241
Daktronics, Inc.	7,622	52,668
DTS, Inc.*	8,061	210,231
Echelon Corp.*	19,731	68,664
Electro Rent Corp.	6,908	112,117
Electro Scientific Industries, Inc.	9,557	112,964
Fabrinet*	11,010	138,175
FARO Technologies, Inc.*	8,025	337,692
FEI Co.*	17,924	857,484
GSI Group, Inc.*	11,091	127,103
Insight Enterprises, Inc.*	21,994	370,159
InvenSense, Inc.*	18,906	213,638
Kemet Corp.*	19,051	114,497
Key Tronic Corp.*	2,126	17,518
LeCroy Corp.*	3,628	51,735
Littelfuse, Inc.	10,753	611,738
Maxwell Technologies, Inc.*	12,443	81,626
Measurement Specialties, Inc.*	6,306	205,008
Mercury Computer Systems, Inc.*	14,393	186,101
Mesa Laboratories, Inc.	508	23,617
Methode Electronics, Inc.	14,971	127,403
MTS Systems Corp.	7,078	272,857
Multi-Fineline Electronix, Inc.*	5,503	135,594
Neonode, Inc.*	4,702	28,917
NeoPhotonics Corp.*	15,988	78,981
Newport Corp.*	15,988	192,176
OSI Systems, Inc.*	9,725	615,981
Park Electrochemical Corp.	9,570	247,672
PC Connection, Inc.	1,863	19,785
Plexus Corp.*	17,866	503,821

Power-One, Inc.*	37,967	$171,611
Pulse Electronics Corp.	6,501	12,807
RadiSys Corp.*	12,206	76,654
RealD, Inc.*	20,560	307,578
Richardson Electronics Ltd.	2,969	36,608
Rofin-Sinar Technologies, Inc.*	14,670	277,703
Rogers Corp.*	7,794	308,720
Sanmina-SCI Corp.*	37,186	304,553
ScanSource, Inc.*	13,344	408,860
SYNNEX Corp.*	11,898	410,362
TTM Technologies, Inc.*	24,226	227,967
Universal Display Corp.*	19,360	695,798
Viasystems Group, Inc.*	1,648	28,016
Vishay Precision Group, Inc.*	2,804	39,116
Zygo Corp.*	6,122	109,339

		12,695,129

Internet Software & Services (1.3%)
Active Network, Inc.*	16,061	247,179
Ancestry.com, Inc.*	15,255	419,970
Angie’s List, Inc.*	16,772	265,668
Bankrate, Inc.*	19,838	364,821
Bazaarvoice, Inc.*	6,882	125,252
Blucora, Inc.*	18,479	227,661
Brightcove, Inc.*	6,183	94,291
Carbonite, Inc.*	2,358	21,080
comScore, Inc.*	16,714	275,112
Constant Contact, Inc.*	13,576	242,739
Cornerstone OnDemand, Inc.*	14,201	338,126
CoStar Group, Inc.*	12,145	986,174
DealerTrack Holdings, Inc.*	20,921	629,931
Demand Media, Inc.*	16,081	180,107
Demandware, Inc.*	3,307	78,343
Dice Holdings, Inc.*	23,807	223,548
Digital River, Inc.*	18,761	311,808
EarthLink, Inc.	54,671	406,752
EasyLink Services International Corp., Class A*	6,736	48,769
Envestnet, Inc.*	8,305	99,660
ExactTarget, Inc.*	4,580	100,119
Internap Network Services Corp.*	22,810	148,493
IntraLinks Holdings, Inc.*	16,248	71,166
Ipass, Inc.*	9,662	22,996
j2 Global, Inc.	22,347	590,408
Keynote Systems, Inc.	3,317	49,257
KIT Digital, Inc.*	16,629	71,338
Limelight Networks, Inc.*	45,984	134,733
Liquidity Services, Inc.*	10,443	534,577
LivePerson, Inc.*	23,829	454,181
LogMeIn, Inc.*	10,559	322,261
Marchex, Inc., Class B	4,875	17,599
Market Leader, Inc.*	4,137	21,016
MeetMe, Inc.*	3,935	9,247
Millennial Media, Inc.*	6,824	90,009
Monster Worldwide, Inc.*	46,540	395,590
Move, Inc.*	14,662	133,571
NIC, Inc.	28,634	363,652
OpenTable, Inc.*	11,572	520,856
Perficient, Inc.*	12,096	135,838
QuinStreet, Inc.*	15,877	147,021
RealNetworks, Inc.	15,085	130,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Responsys, Inc.*	15,939	$193,181
Saba Software, Inc.*	6,481	60,144
SciQuest, Inc.*	8,798	158,012
Spark Networks, Inc.*	2,169	11,192
SPS Commerce, Inc.*	4,406	133,854
Stamps.com, Inc.*	5,561	137,190
support.com, Inc.*	22,408	71,481
Synacor, Inc.*	5,739	78,624
TechTarget, Inc.*	3,373	17,000
Travelzoo, Inc.*	5,733	130,254
United Online, Inc.	39,385	166,205
Unwired Planet, Inc.*	18,451	42,437
ValueClick, Inc.*	38,937	638,177
VistaPrint N.V.*	14,237	459,855
Vocus, Inc.*	8,421	156,631
Web.com Group, Inc.*	15,045	275,624
WebMD Health Corp.*	19,015	389,998
XO Group, Inc.*	5,633	49,965
Yelp, Inc.*	4,524	102,831
Zix Corp.*	13,150	34,190

		13,358,098

IT Services (1.0%)
Acxiom Corp.*	39,899	602,874
CACI International, Inc., Class A*	12,546	690,281
Cardtronics, Inc.*	21,846	659,968
Cass Information Systems, Inc.	4,202	169,130
CIBER, Inc.*	28,174	121,430
Computer Task Group, Inc.*	3,287	49,272
Convergys Corp.	52,490	775,277
CSG Systems International, Inc.*	16,124	278,623
EPAM Systems, Inc.*	5,835	99,137
Euronet Worldwide, Inc.*	23,503	402,371
ExlService Holdings, Inc.*	10,022	246,942
Forrester Research, Inc.	6,991	236,715
Global Cash Access Holdings, Inc.*	29,109	209,876
Hackett Group, Inc.*	5,192	28,919
Heartland Payment Systems, Inc.	18,377	552,780
Higher One Holdings, Inc.*	15,624	190,925
iGATE Corp.*	15,800	268,916
Innodata, Inc.*	4,333	29,638
Jack Henry & Associates, Inc.	7,655	264,251
Lionbridge Technologies, Inc.*	29,100	91,665
ManTech International Corp., Class A	11,576	271,689
Mattersight Corp.*	1,858	14,827
MAXIMUS, Inc.	16,589	858,481
ModusLink Global Solutions, Inc.*	19,462	58,191
MoneyGram International, Inc.*	8,203	119,764
NCI, Inc., Class A*	224	907
PRGX Global, Inc.*	4,457	35,433
Sapient Corp.	55,951	563,427
ServiceSource International, Inc.*	21,913	303,495
Syntel, Inc.	6,918	419,923
TeleTech Holdings, Inc.*	12,216	195,456
TNS, Inc.*	12,575	225,595

Unisys Corp.*	20,693	$404,548
Virtusa Corp.*	8,920	119,082
Wright Express Corp.*	17,846	1,101,455

		10,661,263

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Energy Industries, Inc.*	17,533	235,293
Alpha & Omega Semiconductor Ltd.*	8,542	78,159
Amkor Technology, Inc.*	45,018	219,688
ANADIGICS, Inc.*	14,928	27,020
Applied Micro Circuits Corp.*	29,804	170,479
ATMI, Inc.*	13,245	272,450
AuthenTec, Inc.*	9,311	40,317
Axcelis Technologies, Inc.*	58,397	70,076
AXT, Inc.*	6,871	27,140
Brooks Automation, Inc.	31,286	295,340
Cabot Microelectronics Corp.	11,876	346,898
Cavium, Inc.*	23,561	659,708
CEVA, Inc.*	10,692	188,286
Cirrus Logic, Inc.*	29,409	878,741
Cohu, Inc.	5,214	52,974
Cymer, Inc.*	14,810	873,049
Diodes, Inc.*	17,759	333,336
DSP Group, Inc.*	4,666	29,582
Entegris, Inc.*	67,718	578,312
Entropic Communications, Inc.*	42,456	239,452
Exar Corp.*	16,325	133,212
First Solar, Inc.*	23,158	348,759
FormFactor, Inc.*	20,135	130,273
FSI International, Inc.*	8,189	29,399
GSI Technology, Inc.*	15,513	73,532
GT Advanced Technologies, Inc.*	61,442	324,414
Hittite Microwave Corp.*	14,086	720,076
Inphi Corp.*	9,115	86,410
Integrated Device Technology, Inc.*	71,021	399,138
Integrated Silicon Solution, Inc.*	5,844	58,966
Intermolecular, Inc.*	8,922	69,146
International Rectifier Corp.*	26,146	522,659
Intersil Corp., Class A	48,792	519,635
IXYS Corp.*	9,257	103,401
Kopin Corp.*	14,156	48,697
Kulicke & Soffa Industries, Inc.*	6,688	59,657
Lattice Semiconductor Corp.*	52,886	199,380
LTX-Credence Corp.*	18,819	126,087
MA-COM Technology Solutions Holdings, Inc.*	3,704	68,524
Mattson Technology, Inc.*	11,878	20,786
MaxLinear, Inc., Class A*	4,601	22,821
MEMC Electronic Materials, Inc.*	87,132	189,076
Micrel, Inc.	24,096	229,635
Microsemi Corp.*	41,938	775,434
Mindspeed Technologies, Inc.*	15,821	38,920
MIPS Technologies, Inc.*	21,413	142,825
MKS Instruments, Inc.	23,137	669,353
Monolithic Power Systems, Inc.*	15,088	299,799
MoSys, Inc.*	7,047	22,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Nanometrics, Inc.*	11,743	$180,372
NVE Corp.*	1,048	56,330
OmniVision Technologies, Inc.*	27,750	370,740
PDF Solutions, Inc.*	5,156	50,890
Pericom Semiconductor Corp.*	5,153	46,377
Photronics, Inc.*	25,894	157,953
PLX Technology, Inc.*	20,609	130,867
Power Integrations, Inc.	14,306	533,614
QuickLogic Corp.*	7,652	19,207
Rambus, Inc.*	51,723	296,890
RF Micro Devices, Inc.*	137,431	584,082
Rubicon Technology, Inc.*	7,600	77,520
Rudolph Technologies, Inc.*	6,901	60,177
Semtech Corp.*	31,137	757,252
Sigma Designs, Inc.*	7,076	45,145
Silicon Image, Inc.*	38,445	159,162
Spansion, Inc., Class A*	25,012	274,632
Standard Microsystems Corp.*	10,931	403,245
STR Holdings, Inc.*	6,570	29,959
SunPower Corp.*	20,046	96,421
Supertex, Inc.*	2,216	41,772
Tessera Technologies, Inc.	22,736	349,452
TriQuint Semiconductor, Inc.*	81,419	447,804
Ultra Clean Holdings, Inc.*	13,585	87,352
Ultratech, Inc.*	11,939	376,078
Veeco Instruments, Inc.*	19,141	657,685
Volterra Semiconductor Corp.*	12,058	282,760

		18,622,884

Software (2.1%)
Accelrys, Inc.*	25,263	204,378
ACI Worldwide, Inc.*	18,140	801,969
Actuate Corp.*	18,880	130,838
Advent Software, Inc.*	14,591	395,562
American Software, Inc., Class A	4,895	38,915
Aspen Technology, Inc.*	42,420	982,023
AVG Technologies N.V.*	5,523	71,854
Blackbaud, Inc.	21,980	564,227
Bottomline Technologies, Inc.*	16,211	292,609
BroadSoft, Inc.*	12,302	356,266
Callidus Software, Inc.*	7,442	37,061
CommVault Systems, Inc.*	20,219	1,002,256
Concur Technologies, Inc.*	3,788	257,963
Deltek, Inc.*	12,557	145,536
Digimarc Corp.	1,524	39,106
Ebix, Inc.	13,474	268,806
Ellie Mae, Inc.*	8,991	161,838
Envivio, Inc.*	1,571	10,070
EPIQ Systems, Inc.	14,163	173,497
ePlus, Inc.*	856	27,692
Fair Isaac Corp.	16,269	687,853
FalconStor Software, Inc.*	30,679	80,072
Glu Mobile, Inc.*	23,388	129,803
Guidance Software, Inc.*	3,050	29,005
Guidewire Software, Inc.*	10,449	293,826
Imperva, Inc.*	6,191	178,425
Infoblox, Inc.*	4,014	92,041
Interactive Intelligence Group, Inc.*	6,660	187,879
JDA Software Group, Inc.*	21,291	632,130
Jive Software, Inc.*	9,345	196,152

Kenexa Corp.*	13,454	$390,570
Manhattan Associates, Inc.*	10,171	464,916
Mentor Graphics Corp.*	43,265	648,975
MicroStrategy, Inc., Class A*	4,130	536,322
Monotype Imaging Holdings, Inc.*	18,074	303,101
Motricity, Inc.*	2,164	1,342
NetScout Systems, Inc.*	18,506	399,544
NetSuite, Inc.*	1,928	105,597
OPNET Technologies, Inc.	6,583	175,042
Parametric Technology Corp.*	55,056	1,153,974
Pegasystems, Inc.	8,446	278,549
Pervasive Software, Inc.*	2,315	17,339
Progress Software Corp.*	30,836	643,547
Proofpoint, Inc.*	4,347	73,682
PROS Holdings, Inc.*	9,985	167,948
QAD, Inc., Class A*	1,406	19,993
QLIK Technologies, Inc.*	38,358	848,479
Quest Software, Inc.*	25,392	707,167
RealPage, Inc.*	16,402	379,870
Rosetta Stone, Inc.*	6,456	89,351
Sapiens International Corp. N.V.*	2,231	8,032
SeaChange International, Inc.*	13,910	114,479
Smith Micro Software, Inc.*	319	587
SolarWinds, Inc.*	4,730	206,039
Sourcefire, Inc.*	13,124	674,574
SRS Labs, Inc.*	8,032	72,288
SS&C Technologies Holdings, Inc.*	14,426	360,650
Synchronoss Technologies, Inc.*	12,043	222,434
Take-Two Interactive Software, Inc.*	36,890	348,979
Tangoe, Inc.*	13,161	280,461
TeleCommunication Systems, Inc., Class A*	7,011	8,623
TeleNav, Inc.*	12,221	74,915
THQ, Inc.*	10,257	6,359
TiVo, Inc.*	60,814	502,932
Tyler Technologies, Inc.*	15,006	605,492
Ultimate Software Group, Inc.*	12,625	1,125,140
VASCO Data Security International, Inc.*	13,570	111,003
Verint Systems, Inc.*	10,812	319,062
VirnetX Holding Corp.*	18,411	648,988
Wave Systems Corp., Class A*	6,589	4,546
Websense, Inc.*	18,532	347,104

		21,917,647

Total Information Technology		92,323,786

Materials (2.3%)
Chemicals (1.0%)
A. Schulman, Inc.	15,425	306,186
ADA-ES, Inc.*	1,856	47,087
American Vanguard Corp.	11,336	301,424
Arabian American Development Co.*	4,115	39,874
Balchem Corp.	14,371	468,638
Calgon Carbon Corp.*	29,378	417,755
Chase Corp.	1,330	17,556
Chemtura Corp.*	43,679	633,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Ferro Corp.*	41,488	$199,142
Flotek Industries, Inc.*	25,037	233,846
FutureFuel Corp.	8,700	91,437
Georgia Gulf Corp.	15,631	401,248
GSE Holding, Inc.*	1,733	18,318
H.B. Fuller Co.	21,788	668,892
Hawkins, Inc.	4,059	154,973
Innophos Holdings, Inc.	9,987	563,866
Innospec, Inc.*	11,803	349,487
KMG Chemicals, Inc.	1,648	31,773
Koppers Holdings, Inc.	9,264	314,976
Kraton Performance Polymers, Inc.*	16,013	350,845
Landec Corp.*	5,634	48,227
LSB Industries, Inc.*	8,720	269,535
Minerals Technologies, Inc.	8,984	573,000
NewMarket Corp.	810	175,446
Olin Corp.	38,858	811,744
OM Group, Inc.*	14,595	277,305
Omnova Solutions, Inc.*	21,138	159,381
PolyOne Corp.	44,097	603,247
Quaker Chemical Corp.	6,567	303,461
Sensient Technologies Corp.	22,028	809,088
Spartech Corp.*	6,608	34,163
Stepan Co.	3,810	358,826
TPC Group, Inc.*	5,701	210,652
Tredegar Corp.	11,377	165,649
Zep, Inc.	10,648	146,197
Zoltek Cos., Inc.*	11,826	106,789

		10,663,378

Construction Materials (0.1%)
Eagle Materials, Inc.	20,639	770,660
Headwaters, Inc.*	26,099	134,410
Texas Industries, Inc.	11,395	444,519
United States Lime & Minerals, Inc.*	439	20,488

		1,370,077

Containers & Packaging (0.1%)
AEP Industries, Inc.*	959	41,764
Boise, Inc.	47,436	312,129
Graphic Packaging Holding Co.*	81,526	448,393
Myers Industries, Inc.	13,990	240,068
UFP Technologies, Inc.*	1,013	17,120

		1,059,474

Metals & Mining (0.7%)
A.M. Castle & Co.*	3,609	38,328
AK Steel Holding Corp.	42,476	249,334
AMCOL International Corp.	12,703	359,622
Century Aluminum Co.*	26,918	197,309
Coeur d’Alene Mines Corp.*	40,614	713,182
General Moly, Inc.*	29,351	92,162
Globe Specialty Metals, Inc.	30,947	415,618
Gold Reserve, Inc.*	10,788	37,650
Gold Resource Corp.	14,501	376,881
Golden Minerals Co.*	6,115	27,579
Golden Star Resources Ltd.*	116,650	135,314
Handy & Harman Ltd.*	1,299	17,510
Haynes International, Inc.	6,160	313,790

Hecla Mining Co.	137,863	$654,849
Horsehead Holding Corp.*	25,369	252,675
Kaiser Aluminum Corp.	9,024	467,804
Materion Corp.	10,033	231,060
McEwen Mining, Inc.*	90,223	271,571
Metals USA Holdings Corp.*	8,005	127,360
Midway Gold Corp.*	23,568	32,759
Noranda Aluminum Holding Corp.	24,030	191,279
Olympic Steel, Inc.	1,980	32,512
Paramount Gold and Silver Corp.*	51,471	123,530
Revett Minerals, Inc.*	5,226	17,194
RTI International Metals, Inc.*	15,217	344,361
Schnitzer Steel Industries, Inc., Class A	9,645	270,253
Stillwater Mining Co.*	54,201	462,877
SunCoke Energy, Inc.*	33,267	487,362
Thompson Creek Metals Co., Inc.*	15,765	50,290
U.S. Antimony Corp.*	10,864	43,891
U.S. Silica Holdings, Inc.*	9,533	107,342
Universal Stainless & Alloy Products, Inc.*	2,894	118,943
Vista Gold Corp.*	13,801	40,161
Worthington Industries, Inc.	25,701	526,099

		7,828,451

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	19,060	543,019
Clearwater Paper Corp.*	10,502	358,328
Deltic Timber Corp.	4,839	295,082
KapStone Paper and Packaging Corp.*	16,940	268,499
Louisiana-Pacific Corp.*	64,490	701,651
Neenah Paper, Inc.	7,105	189,633
P.H. Glatfelter Co.	22,393	366,573
Resolute Forest Products*	30,343	351,372
Schweitzer-Mauduit International, Inc.	7,175	488,905
Wausau Paper Corp.	23,238	226,106

		3,789,168

Total Materials		24,710,548

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	31,255	131,271
AboveNet, Inc.*	10,513	883,092
Atlantic Tele-Network, Inc.	4,463	150,537
Cbeyond, Inc.*	11,116	75,255
Cincinnati Bell, Inc.*	109,538	407,481
Cogent Communications Group, Inc.*	22,186	427,080
Consolidated Communications Holdings, Inc.	12,049	178,325
Fairpoint Communications, Inc.*	14,980	92,127
General Communication, Inc., Class A*	19,560	162,544
Globalstar, Inc.*	48,511	15,524
Hawaiian Telcom Holdco, Inc.*	2,076	40,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

HickoryTech Corp.	2,920	$32,441
IDT Corp., Class B	10,421	102,230
inContact, Inc.*	12,832	64,288
Iridium Communications, Inc.*	19,031	170,518
Lumos Networks Corp.	3,254	30,750
magicJack VocalTec Ltd.*	6,121	116,299
Neutral Tandem, Inc.*	14,704	193,799
ORBCOMM, Inc.*	7,483	24,395
Premiere Global Services, Inc.*	23,996	201,326
Primus Telecommunications Group, Inc.	2,520	39,236
SureWest Communications	5,566	117,276
Towerstream Corp.*	10,165	42,185
Vonage Holdings Corp.*	81,370	163,554

		3,862,036

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	11,544	134,141
Leap Wireless International, Inc.*	29,330	188,592
NTELOS Holdings Corp.	8,043	151,610
Shenandoah Telecommunications Co.	10,696	145,573
USA Mobility, Inc.	11,585	148,983

		768,899

Total Telecommunication Services		4,630,935

Utilities (1.8%)
Electric Utilities (0.8%)
ALLETE, Inc.	17,284	722,471
Cleco Corp.	28,401	1,188,014
El Paso Electric Co.	18,978	629,310
Empire District Electric Co.	18,887	398,516
IDACORP, Inc.	24,672	1,038,198
MGE Energy, Inc.	10,726	507,340
Otter Tail Corp.	16,882	386,091
PNM Resources, Inc.	38,068	743,849
Portland General Electric Co.	34,600	922,436
UIL Holdings Corp.	25,494	914,215
Unitil Corp.	6,373	168,884
UNS Energy Corp.	18,673	717,230

		8,336,554

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	4,316	188,695
Delta Natural Gas Co., Inc.	1,086	23,599
Laclede Group, Inc.	10,534	419,358
New Jersey Resources Corp.	18,995	828,372
Northwest Natural Gas Co.	12,771	607,900
Piedmont Natural Gas Co., Inc.#	32,040	1,031,368
South Jersey Industries, Inc.	13,394	682,692
Southwest Gas Corp.	21,121	921,932
WGL Holdings, Inc.	24,497	973,756

		5,677,672

Independent Power Producers & Energy Traders (0.1%)
American DG Energy, Inc.*	3,961	8,991
Atlantic Power Corp.	55,025	704,870
Dynegy, Inc.*	10,251	5,997
Genie Energy Ltd., Class B	5,357	41,624

GenOn Energy, Inc.*	288,631	$493,559
Ormat Technologies, Inc.	9,045	193,473

		1,448,514

Multi-Utilities (0.2%)
Avista Corp.	27,713	739,937
Black Hills Corp.	19,928	641,084
CH Energy Group, Inc.	7,334	481,771
NorthWestern Corp.	17,449	640,378

		2,503,170

Water Utilities (0.1%)
American States Water Co.	8,812	348,779
Artesian Resources Corp., Class A	2,112	45,492
Cadiz, Inc.*	3,940	28,407
California Water Service Group	19,046	351,780
Connecticut Water Service, Inc.	2,559	74,160
Consolidated Water Co., Ltd.	5,118	42,428
Middlesex Water Co.	4,357	82,783
SJW Corp.	5,579	133,952
York Water Co.	3,417	61,130

		1,168,911

Total Utilities		19,134,821

Total Common Stocks (50.7%) (Cost $453,159,444)		534,021,758

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $34,855)	1,834	32,388

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$4,800	4,014

Total Financials		4,014

Total Corporate Bonds		4,014

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		4,014

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
Hampton Roads Bankshares, Inc., expiring 12/31/49*†(b)	7,874	5,712

Total Financials		5,712

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Rights	Value (Note 1)

Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49*†(b)	3,800	$3,610

Total Health Care		3,610

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49*†(b)	21,501	215

Total Information Technology		215

Total Rights (0.0%) (Cost $75,433)		9,537

	Number of Warrants	Value (Note 1)

WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13*(b) (Cost $—)	6,286	$—

Total Investments (50.7%) (Cost $453,274,532)		534,067,697
Other Assets Less Liabilities (49.3%)		519,068,002

Net Assets (100%)		$1,053,135,699

*	Non-income producing.
†	Securities (totaling $9,537 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,104,701.
(b)	Illiquid security.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	6,515	September-12	$490,291,492	$518,203,100	$27,911,608

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$73,588,239	$—	$—	$73,588,239
Consumer Staples	19,492,983	—	—	19,492,983
Energy	31,695,559	—	—	31,695,559
Financials	115,790,744	—	—	115,790,744
Health Care	72,017,634	—	—	72,017,634
Industrials	80,636,509	—	—	80,636,509
Information Technology	92,323,786	—	—	92,323,786
Materials	24,710,548	—	—	24,710,548
Telecommunication Services	4,630,935	—	—	4,630,935
Utilities	19,134,821	—	—	19,134,821
Corporate Bonds
Financials	—	4,014	—	4,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$27,911,608	$—	$—	$27,911,608
Investment Companies
Investment Companies	32,388	—	—	32,388
Rights
Financials	—	—	5,712	5,712
Health Care	—	—	3,610	3,610
Information Technology	—	—	215	215
Warrants
Energy	—	—	—	—

Total Assets	$561,965,754	$4,014	$9,537	$561,979,305

Total Liabilities	$—	$—	$—	$—

Total	$561,965,754	$4,014	$9,537	$561,979,305

(a) A Security with a market value of $929,158 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Rights-Financials	Investments in Rights-Health Care	Investments in Rights-Information Technology

Balance as of 12/31/11	$—	$3,610	$215
Total gains or losses (realized/unrealized) included in earnings	(69,721)	—	—
Purchases	75,433	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$5,712	$3,610	$215

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$(69,721)	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	27,911,608	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$27,911,608

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	14,654,452	—	—	14,654,452
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$14,654,452	$—	$—	$14,654,452

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	28,188,567	—	—	28,188,567
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$28,188,567	$—	$—	$28,188,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $497,962,000 during the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$69,300,702
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$155,176,747

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,106,148
Aggregate gross unrealized depreciation	(45,249,030)

Net unrealized appreciation	$77,857,118

Federal income tax cost of investments	$456,210,579

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $453,274,532)	$534,067,697
Cash	459,747,605
Cash held as collateral at broker	43,267,084
Due from broker for futures variation margin	15,301,148
Receivable for securities sold	8,343,432
Dividends, interest and other receivables	661,696
Receivable from Separate Accounts for Trust shares sold	2,515
Other assets	7,014

Total assets	1,061,398,191

LIABILITIES
Payable for securities purchased	7,315,092
Payable to Separate Accounts for Trust shares redeemed	436,090
Investment management fees payable	371,685
Administrative fees payable	131,888
Distribution fees payable - Class IA	24
Accrued expenses	7,713

Total liabilities	8,262,492

NET ASSETS	$1,053,135,699

Net assets were comprised of:
Paid in capital	$997,531,612
Accumulated undistributed net investment income (loss)	2,139,283
Accumulated undistributed net realized gain (loss) on investments and futures	(55,239,969)
Net unrealized appreciation (depreciation) on investments and futures	108,704,773

Net assets	$1,053,135,699

Class IA
Net asset value, offering and redemption price per share, $124,255 / 11,548 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.76

Class K
Net asset value, offering and redemption price per share, $1,053,011,444 / 97,735,004 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.77

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,472 foreign withholding tax)	$4,482,169
Interest	222,811

Total income	4,704,980

EXPENSES
Investment management fees	2,327,159
Administrative fees	825,397
Printing and mailing expenses	47,333
Custodian fees	34,957
Professional fees	33,123
Trustees’ fees	14,955
Distribution fees - Class IA	153
Miscellaneous	19,639

Total expenses	3,302,716

NET INVESTMENT INCOME (LOSS)	1,402,264

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	20,408,757
Futures	14,654,452

Net realized gain (loss)	35,063,209

Change in unrealized appreciation (depreciation) on:
Securities	24,664,766
Futures	28,188,567

Net change in unrealized appreciation (depreciation)	52,853,333

NET REALIZED AND UNREALIZED GAIN (LOSS)	87,916,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$89,318,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,402,264	$1,205,575
Net realized gain (loss) on investments and futures	35,063,209	(70,443,378)
Net change in unrealized appreciation (depreciation) on investments and futures	52,853,333	(93,718,494)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	89,318,806	(162,956,297)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(159)
Class K†	—	(1,507,102)

	—	(1,507,261)

Distributions from net realized capital gains
Class IA	—	(69,237,206)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(70,744,467)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 12,341,755 shares, respectively ]	—	151,332,878
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,114,925 shares, respectively ]	—	69,237,365
Capital shares repurchased [ 0 and (123,187,230) shares, respectively ]	—	(1,232,040,573	)(z)

Total Class IA transactions	—	(1,011,470,330)

Class K†
Capital shares sold [ 5,777,648 and 118,040,401 shares, respectively ]	59,871,481	1,168,534,785	(z)
Capital shares issued in reinvestment of dividends [ 0 and 156,424 shares, respectively ]	—	1,507,102
Capital shares repurchased [ (15,234,811) and (11,004,658) shares, respectively ]	(162,909,388)	(107,928,500)

Total Class K transactions	(103,037,907)	1,062,113,387

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(103,037,907)	50,643,057

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,719,101)	(183,057,707)
NET ASSETS:
Beginning of period	1,066,854,800	1,249,912,507

End of period (a)	$1,053,135,699	$1,066,854,800

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,139,283	$737,019

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the ATM Small Cap Portfolio exchanged approximately 117,681,035 Class IA shares for approximately 117,681,035 Class K shares. This exchange amounted to approximately $1,164,983,361.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,		August 28, 2009* to December 31, 2009
Class IA			2011	2010
Net asset value, beginning of period	$9.95		$12.05	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.01 (e)	0.03 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	0.81		(1.47)	2.41	0.51

Total from investment operations	0.81		(1.46)	2.44	0.53

Less distributions:
Dividends from net investment income	—		(0.01)	(0.02)	(0.01)
Distributions from net realized gains	—		(0.63)	(0.89)	—

Total dividends and distributions	—		(0.64)	(0.91)	(0.01)

Net asset value, end of period	$10.76		$9.95	$12.05	$10.52

Total return (b)	8.14%		(11.99)%	23.97%	5.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$124		$115	$1,249,913	$756,227
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.89%		0.60%	0.62%	0.65%
Before reimbursements (a)(f)	0.89%		0.63%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.03%		0.05%	0.24%	0.50%
Before reimbursements (a)(f)	0.03%		0.02%	0.21%	0.50%
Portfolio turnover rate	13%		24%	23%	29%

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.95	$9.73

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and futures	0.81	0.22

Total from investment operations	0.82	0.23

Less distributions:
Dividends from net investment income	—	(0.01)

Net asset value, end of period	$10.77	$9.95

Total return (b)	8.24%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,053,011	$1,066,740
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.64%	0.62%
Before reimbursements (a)(f)	0.64%	0.62%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.27%	0.20%
Before reimbursements (a)(f)	0.27%	0.21%
Portfolio turnover rate	13%	24%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Government Securities	31.0%
Financials	6.6
Exchange Traded Funds	6.4
Information Technology	6.1
Health Care	4.5
Consumer Staples	4.5
Industrials	4.3
Consumer Discretionary	4.3
Energy	4.0
Materials	2.1
Utilities	1.5
Telecommunication Services	1.5
Cash and Other	23.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IB
Actual	$1,000.00	$1,030.10	$6.06
Hypothetical (5% average return before expenses)	1,000.00	1,018.90	6.02

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (4.3%)
Auto Components (0.2%)
Aisin Seiki Co., Ltd.	400	$13,311
BorgWarner, Inc.*	760	49,848
Bridgestone Corp.	2,200	50,463
Cie Generale des Etablissements Michelin	386	25,246
Continental AG	212	17,672
Denso Corp.	1,700	57,883
GKN plc	5,831	16,603
Goodyear Tire & Rubber Co.*	1,560	18,424
Johnson Controls, Inc.	4,455	123,448
NGK Spark Plug Co., Ltd.	1,000	13,203
NOK Corp.	1,200	25,554
Nokian Renkaat Oyj	378	14,407
Pirelli & C. S.p.A.	1,117	11,783
Sumitomo Rubber Industries Ltd.	1,400	18,240
Toyoda Gosei Co., Ltd.	500	11,496
Toyota Industries Corp.	400	11,428

		479,009

Automobiles (0.5%)
Bayerische Motoren Werke (BMW) AG	1,128	81,733
Daihatsu Motor Co., Ltd.	1,000	17,518
Daimler AG (Registered)	3,087	138,835
Ford Motor Co.	25,080	240,517
Fuji Heavy Industries Ltd.	2,000	16,144
Harley-Davidson, Inc.	1,490	68,138
Honda Motor Co., Ltd.	5,506	191,799
Isuzu Motors Ltd.	3,000	16,039
Mazda Motor Corp.*	7,000	9,501
Mitsubishi Motors Corp.*	10,000	10,062
Nissan Motor Co., Ltd.	8,500	80,501
Porsche Automobil Holding SE (Preference)	329	16,383
Renault S.A.	413	16,560
Suzuki Motor Corp.	1,200	24,597
Toyota Motor Corp.	9,371	377,704
Volkswagen AG	120	18,105
Volkswagen AG (Preference)	493	78,164
Yamaha Motor Co., Ltd.	2,800	26,713

		1,429,013

Distributors (0.0%)
Genuine Parts Co.	1,035	62,359
Jardine Cycle & Carriage Ltd.	467	17,230
Li & Fung Ltd.	12,000	23,285

		102,874

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	670	24,247
Benesse Holdings, Inc.	300	13,412
DeVry, Inc.	340	10,530
H&R Block, Inc.	1,930	30,842

		79,031

Hotels, Restaurants & Leisure (0.7%)
Accor S.A.	1,251	39,387
Carnival Corp.	2,965	101,611
Carnival plc	396	13,551

Chipotle Mexican Grill, Inc.*	231	$87,768
Compass Group plc	6,449	67,645
Crown Ltd.	2,083	18,195
Darden Restaurants, Inc.	845	42,782
Galaxy Entertainment Group Ltd.*	15,686	39,400
Genting Singapore plc	16,000	17,956
InterContinental Hotels Group plc	1,407	34,004
International Game Technology	1,940	30,555
Marriott International, Inc., Class A	1,740	68,208
McDonald’s Corp.	6,715	594,479
McDonald’s Holdings Co. Japan Ltd.	408	11,480
OPAP S.A.	958	6,029
Oriental Land Co., Ltd.	100	11,437
Sands China Ltd.	5,185	16,609
Shangri-La Asia Ltd.	8,000	15,343
SJM Holdings Ltd.	9,255	17,268
SKYCITY Entertainment Group Ltd.	2,341	6,392
Sodexo S.A.	261	20,337
Starbucks Corp.	5,005	266,867
Starwood Hotels & Resorts Worldwide, Inc.	1,280	67,891
Tatts Group Ltd.	12,029	32,427
TUI Travel plc	4,434	11,832
Whitbread plc	365	11,647
Wyndham Worldwide Corp.	970	51,158
Wynn Macau Ltd.	6,828	16,055
Wynn Resorts Ltd.	515	53,416
Yum! Brands, Inc.	3,030	195,193

		1,966,922

Household Durables (0.1%)
D.R. Horton, Inc.	1,805	33,176
Electrolux AB	1,035	20,665
Harman International Industries, Inc.	450	17,820
Leggett & Platt, Inc.	905	19,123
Lennar Corp., Class A	1,035	31,992
Newell Rubbermaid, Inc.	1,870	33,922
Panasonic Corp.	7,500	61,002
PulteGroup, Inc.*	2,195	23,486
Rinnai Corp.	200	13,779
Sekisui Chemical Co., Ltd.	1,000	9,312
Sekisui House Ltd.	1,000	9,438
Sharp Corp.	2,000	10,153
Sony Corp.	3,400	48,384
Whirlpool Corp.	515	31,497

		363,749

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	2,386	544,843
Expedia, Inc.	587	28,217
Netflix, Inc.*	378	25,882
priceline.com, Inc.*	339	225,272
Rakuten, Inc.	2,472	25,600
TripAdvisor, Inc.*	637	28,467

		878,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	765	$25,911
Mattel, Inc.	2,200	71,368
Namco Bandai Holdings, Inc.	1,300	17,869
Nikon Corp.	1,200	36,455
Sankyo Co., Ltd.	300	14,637
Sega Sammy Holdings, Inc.	600	12,203
Shimano, Inc.	200	13,082

		191,525

Media (1.1%)
Axel Springer AG	395	16,985
British Sky Broadcasting Group plc	3,808	41,561
Cablevision Systems Corp. - New York Group, Class A	1,370	18,207
CBS Corp., Class B	4,215	138,168
Comcast Corp., Class A	17,730	566,828
Dentsu, Inc.	400	11,833
DIRECTV, Class A*	4,295	209,682
Discovery Communications, Inc., Class A*	1,685	90,990
Eutelsat Communications S.A.	559	17,187
Gannett Co., Inc.	1,500	22,095
Interpublic Group of Cos., Inc.	2,875	31,194
ITV plc	9,229	11,141
J.C. Decaux S.A.	1,751	38,637
Jupiter Telecommunications Co., Ltd.	12	12,250
Kabel Deutschland Holding AG*	231	14,376
Lagardere S.C.A.	613	17,114
McGraw-Hill Cos., Inc.	1,830	82,350
News Corp., Class A	13,845	308,605
Omnicom Group, Inc.	1,760	85,536
Pearson plc	2,779	55,194
Publicis Groupe S.A.	371	16,966
Reed Elsevier N.V.	2,497	28,564
Reed Elsevier plc	4,146	33,261
Scripps Networks Interactive, Inc., Class A	595	33,832
SES S.A. (FDR)	838	19,817
Singapore Press Holdings Ltd.	5,000	15,439
Time Warner Cable, Inc.	2,070	169,947
Time Warner, Inc.	6,285	241,973
Toho Co., Ltd.	1,000	17,273
Viacom, Inc., Class B	3,470	163,159
Walt Disney Co.	11,760	570,360
Washington Post Co., Class B	61	22,803
WPP plc	4,293	52,178

		3,175,505

Multiline Retail (0.3%)
Big Lots, Inc.*	395	16,112
Dollar Tree, Inc.*	1,460	78,548
Family Dollar Stores, Inc.	770	51,190
Isetan Mitsukoshi Holdings Ltd.	1,100	11,668
J.C. Penney Co., Inc.	960	22,378
Kohl’s Corp.	1,570	71,419
Macy’s, Inc.	2,720	93,432
Marks & Spencer Group plc	5,464	27,934
Next plc	573	28,732
Nordstrom, Inc.	1,040	51,678

PPR S.A.	163	$23,276
Sears Holdings Corp.*	255	15,223
Target Corp.	4,340	252,545

		744,135

Specialty Retail (0.7%)
Abercrombie & Fitch Co., Class A	525	17,923
AutoNation, Inc.*	270	9,526
AutoZone, Inc.*	175	64,255
Bed Bath & Beyond, Inc.*	1,505	93,009
Best Buy Co., Inc.	1,775	37,204
CarMax, Inc.*	1,480	38,391
Fast Retailing Co., Ltd.	200	40,149
GameStop Corp., Class A	855	15,698
Gap, Inc.	2,155	58,961
Hennes & Mauritz AB, Class B	3,234	116,272
Home Depot, Inc.	10,085	534,404
Inditex S.A.	743	76,848
Kingfisher plc	8,069	36,484
Limited Brands, Inc.	1,565	66,559
Lowe’s Cos., Inc.	7,705	219,130
Nitori Holdings Co., Ltd.	150	14,204
O’Reilly Automotive, Inc.*	845	70,786
Ross Stores, Inc.	1,490	93,080
Sanrio Co., Ltd.	500	18,224
Shimamura Co., Ltd.	100	11,567
Staples, Inc.	4,530	59,116
Tiffany & Co.	840	44,478
TJX Cos., Inc.	4,860	208,640
Urban Outfitters, Inc.*	710	19,589
USS Co., Ltd.	110	11,882
Yamada Denki Co., Ltd.	190	9,698

		1,986,077

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	713	51,138
Burberry Group plc	1,494	31,164
Christian Dior S.A.	135	18,592
Cie Financiere Richemont S.A., Class A	1,778	97,578
Coach, Inc.	1,880	109,942
Fossil, Inc.*	326	24,952
Hugo Boss AG	251	24,827
Luxottica Group S.p.A.	749	26,263
LVMH Moet Hennessy Louis Vuitton S.A.	865	131,842
NIKE, Inc., Class B	2,405	211,111
Ralph Lauren Corp.	449	62,887
Swatch Group AG	82	32,444
Swatch Group AG (Registered)	403	28,038
VF Corp.	585	78,068

		928,846

Total Consumer Discretionary		12,324,967

Consumer Staples (4.5%)
Beverages (1.1%)
Anheuser-Busch InBev N.V.	2,735	212,627
Asahi Group Holdings Ltd.	1,300	27,921
Beam, Inc.	1,025	64,052
Brown-Forman Corp., Class B	655	63,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Carlsberg A/S, Class B	364	$28,682
Coca Cola Hellenic Bottling Co. S.A.*	394	6,990
Coca-Cola Amatil Ltd.	1,531	21,028
Coca-Cola Co.	14,865	1,162,294
Coca-Cola Enterprises, Inc.	1,955	54,818
Constellation Brands, Inc., Class A*	1,050	28,413
Diageo plc	8,524	219,282
Dr. Pepper Snapple Group, Inc.	1,370	59,938
Heineken N.V.	1,084	56,623
Kirin Holdings Co., Ltd.	3,000	35,357
Molson Coors Brewing Co., Class B	1,035	43,066
Monster Beverage Corp.*	1,000	71,200
PepsiCo, Inc.	10,270	725,678
Pernod-Ricard S.A.	721	77,130
Remy Cointreau S.A.	311	34,073
SABMiller plc	3,253	130,664

		3,123,273

Food & Staples Retailing (0.9%)
Aeon Co., Ltd.	2,000	24,930
Carrefour S.A.	1,240	22,913
Casino Guichard Perrachon S.A.	222	19,493
Colruyt S.A.	161	7,174
Costco Wholesale Corp.	2,845	270,275
CVS Caremark Corp.	8,430	393,934
Delhaize Group S.A.	463	16,958
Distribuidora Internacional de Alimentacion S.A.*	2,149	10,100
FamilyMart Co., Ltd.	300	13,736
J Sainsbury plc	2,620	12,410
Jeronimo Martins SGPS S.A.	750	12,656
Kesko Oyj, Class B	234	6,117
Koninklijke Ahold N.V.	2,273	28,166
Kroger Co.	3,675	85,223
Lawson, Inc.	200	13,993
Metcash Ltd.	3,030	10,488
Metro AG	1,011	29,491
Safeway, Inc.	1,550	28,133
Seven & I Holdings Co., Ltd.	2,600	78,341
Sysco Corp.	3,820	113,874
Tesco plc	27,358	132,983
Walgreen Co.	5,665	167,571
Wal-Mart Stores, Inc.	11,341	790,695
Wesfarmers Ltd.	3,428	105,534
Whole Foods Market, Inc.	1,085	103,422
WM Morrison Supermarkets plc	8,110	33,847
Woolworths Ltd.	4,179	114,941

		2,647,398

Food Products (0.9%)
Ajinomoto Co., Inc.	2,466	34,282
Archer-Daniels-Midland Co.	4,285	126,493
Associated British Foods plc	1,713	34,467
Barry Callebaut AG (Registered)*	28	25,436
Campbell Soup Co.	1,160	38,721
ConAgra Foods, Inc.	2,705	70,141
Danone S.A.	1,969	122,240
Dean Foods Co.*	1,170	19,925

General Mills, Inc.	4,255	$163,988
Golden Agri-Resources Ltd.	19,000	10,157
H.J. Heinz Co.	2,075	112,839
Hershey Co.	1,025	73,831
Hormel Foods Corp.	895	27,226
J.M. Smucker Co.	770	58,150
Kellogg Co.	1,620	79,915
Kerry Group plc, Class A	508	22,239
Kraft Foods, Inc., Class A	11,665	450,502
McCormick & Co., Inc. (Non-Voting)	850	51,552
Mead Johnson Nutrition Co.	1,355	109,091
MEIJI Holdings Co., Ltd.	200	9,181
Nestle S.A. (Registered)	11,240	670,482
Nippon Meat Packers, Inc.	1,000	13,243
Nissin Foods Holdings Co., Ltd.	300	11,430
Tate & Lyle plc	1,000	10,162
Tyson Foods, Inc., Class A	1,880	35,400
Unilever N.V. (CVA)	5,548	185,694
Unilever plc	4,372	146,939
Wilmar International Ltd.	11,000	31,623
Yakult Honsha Co., Ltd.	400	15,660
Yamazaki Baking Co., Ltd.	842	11,025

		2,772,034

Household Products (0.7%)
Clorox Co.	845	61,229
Colgate-Palmolive Co.	3,165	329,476
Henkel AG & Co. KGaA	327	18,121
Henkel AG & Co. KGaA (Preference)	607	40,312
Kimberly-Clark Corp.	2,590	216,964
Procter & Gamble Co.	18,030	1,104,338
Reckitt Benckiser Group plc	2,246	118,458
Unicharm Corp.	400	22,787

		1,911,685

Personal Products (0.1%)
Avon Products, Inc.	2,830	45,874
Beiersdorf AG	304	19,725
Estee Lauder Cos., Inc., Class A	1,490	80,639
Kao Corp.	1,800	49,644
L’Oreal S.A.	819	95,940
Shiseido Co., Ltd.	800	12,612

		304,434

Tobacco (0.8%)
Altria Group, Inc.	13,345	461,070
British American Tobacco plc	6,706	341,324
Imperial Tobacco Group plc	3,409	131,168
Japan Tobacco, Inc.	3,065	90,827
Lorillard, Inc.	855	112,817
Philip Morris International, Inc.	11,225	979,493
Reynolds American, Inc.	2,145	96,246
Swedish Match AB	457	18,444

		2,231,389

Total Consumer Staples		12,990,213

Energy (4.0%)
Energy Equipment & Services (0.6%)
Aker Solutions ASA	738	10,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

AMEC plc	1,523	$24,038
Baker Hughes, Inc.	2,845	116,930
Cameron International Corp.*	1,610	68,763
Cie Generale de Geophysique-Veritas*	995	25,709
Diamond Offshore Drilling, Inc.	450	26,609
FMC Technologies, Inc.*	1,550	60,806
Fugro N.V. (CVA)	682	41,442
Halliburton Co.	6,055	171,901
Helmerich & Payne, Inc.	710	30,871
Nabors Industries Ltd.*	1,870	26,928
National Oilwell Varco, Inc.	2,780	179,143
Noble Corp.*	1,615	52,536
Petrofac Ltd.	557	12,177
Rowan Cos., plc, Class A*	780	25,217
Saipem S.p.A.	568	25,296
Schlumberger Ltd.	8,790	570,559
Seadrill Ltd.	1,199	42,804
Subsea 7 S.A.	835	16,576
Technip S.A.	213	22,228
Tenaris S.A.	2,449	42,818
Transocean Ltd.	1,369	61,532
WorleyParsons Ltd.	1,216	31,585

		1,686,976

Oil, Gas & Consumable Fuels (3.4%)
Alpha Natural Resources, Inc.*	1,418	12,351
Anadarko Petroleum Corp.	3,285	217,467
Apache Corp.	2,575	226,317
BG Group plc	11,567	236,751
BP plc	64,643	433,118
Cabot Oil & Gas Corp.	1,370	53,978
Chesapeake Energy Corp.	4,320	80,352
Chevron Corp.	13,000	1,371,500
ConocoPhillips	8,320	464,922
CONSOL Energy, Inc.	1,480	44,755
Denbury Resources, Inc.*	2,530	38,228
Devon Energy Corp.	2,650	153,674
Eni S.p.A.	8,186	174,700
EOG Resources, Inc.	1,755	158,143
EQT Corp.	975	52,289
Exxon Mobil Corp.	30,771	2,633,075
Galp Energia SGPS S.A., Class B	788	9,995
Hess Corp.	1,990	86,466
Idemitsu Kosan Co., Ltd.	300	26,827
INPEX Corp.	7	39,244
JX Holdings, Inc.	8,000	41,096
Kinder Morgan, Inc.	3,290	106,004
Lundin Petroleum AB*	659	12,363
Marathon Oil Corp.	4,640	118,645
Marathon Petroleum Corp.	2,220	99,722
Murphy Oil Corp.	1,285	64,623
Neste Oil Oyj	276	3,110
Newfield Exploration Co.*	845	24,767
Noble Energy, Inc.	1,160	98,391
Occidental Petroleum Corp.	5,355	459,298
OMV AG	502	15,759
Origin Energy Ltd.	3,700	46,540
Peabody Energy Corp.	1,745	42,787
Phillips 66*	4,110	136,616
Pioneer Natural Resources Co.	830	73,214
QEP Resources, Inc.	1,160	34,765

Range Resources Corp.	1,085	$67,129
Repsol YPF S.A.	2,703	43,459
Royal Dutch Shell plc, Class A	12,495	420,910
Royal Dutch Shell plc, Class B	9,065	316,370
Santos Ltd.	2,028	22,272
Southwestern Energy Co.*	2,260	72,162
Spectra Energy Corp.	4,260	123,796
Statoil ASA	3,801	90,890
Sunoco, Inc.	710	33,725
Tesoro Corp.*	905	22,589
TonenGeneral Sekiyu KK	1,000	8,876
Total S.A.	7,230	326,284
Tullow Oil plc	3,083	71,169
Valero Energy Corp.	3,625	87,544
Veripos, Inc.*†	83	26
Whitehaven Coal Ltd.	3,117	13,414
Williams Cos., Inc.	4,070	117,297
Woodside Petroleum Ltd.	2,195	70,294
WPX Energy, Inc.*	1,290	20,872

		9,820,930

Total Energy		11,507,906

Financials (6.6%)
Capital Markets (0.7%)
3i Group plc	2,590	8,018
Aberdeen Asset Management plc	2,968	12,088
Ameriprise Financial, Inc.	1,430	74,732
Bank of New York Mellon Corp.	7,840	172,088
BlackRock, Inc.	845	143,498
Charles Schwab Corp.	7,090	91,674
Credit Suisse Group AG (Registered)*	2,450	44,759
Daiwa Securities Group, Inc.	4,000	15,060
Deutsche Bank AG (Registered)	3,166	113,988
E*TRADE Financial Corp.*	1,625	13,065
Federated Investors, Inc., Class B	585	12,782
Franklin Resources, Inc.	965	107,105
Goldman Sachs Group, Inc.	3,230	309,628
ICAP plc	4,267	22,591
Invesco Ltd.	2,910	65,766
Investec plc	2,377	13,876
Julius Baer Group Ltd.*	966	34,975
Legg Mason, Inc.	825	21,755
Macquarie Group Ltd.	748	20,140
Morgan Stanley	9,990	145,754
Nomura Holdings, Inc.	12,400	46,308
Northern Trust Corp.	1,550	71,331
Partners Group Holding AG	333	59,201
Ratos AB, Class B	2,192	20,849
Schroders plc	501	10,546
State Street Corp.	3,225	143,964
T. Rowe Price Group, Inc.	1,675	105,458
UBS AG (Registered)*	12,396	144,964

		2,045,963

Commercial Banks (2.1%)
Aozora Bank Ltd.	4,000	9,547
Australia & New Zealand Banking Group Ltd.	9,127	207,193
Banco Bilbao Vizcaya Argentaria S.A.	16,132	116,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Banco de Sabadell S.A.	7,069	$13,798
Banco Espirito Santo S.A. (Registered)*	8,569	5,852
Banco Popular Espanol S.A.	2,215	5,022
Banco Santander S.A.	31,885	212,953
Bank Leumi Le-Israel B.M.*	2,197	5,357
Bank of East Asia Ltd.	5,200	18,727
Bank of Kyoto Ltd.	1,415	10,718
Bank of Yokohama Ltd.	3,000	14,170
Bankia S.A.*	3,870	4,546
Banque Cantonale Vaudoise (Registered)	8	4,244
Barclays plc	39,482	101,066
BB&T Corp.	4,575	141,139
Bendigo and Adelaide Bank Ltd.	2,573	19,613
BOC Hong Kong Holdings Ltd.	8,000	24,568
CaixaBank	1,649	5,394
Chiba Bank Ltd.	2,000	12,012
Chugoku Bank Ltd.	1,475	19,219
Comerica, Inc.	1,290	39,616
Commerzbank AG*	7,807	13,262
Commonwealth Bank of Australia	5,386	294,756
Credit Agricole S.A.*	10,061	44,411
Danske Bank A/S*	2,221	30,945
DBS Group Holdings Ltd.	6,000	66,228
DNB ASA	2,098	20,871
Erste Group Bank AG*	732	13,916
Fifth Third Bancorp	6,005	80,467
First Horizon National Corp.	1,635	14,143
Fukuoka Financial Group, Inc.	3,000	11,723
Hachijuni Bank Ltd.	4,000	20,811
Hang Seng Bank Ltd.	1,600	21,927
HSBC Holdings plc	61,325	540,730
Huntington Bancshares, Inc./Ohio	5,675	36,320
Intesa Sanpaolo S.p.A.	21,633	30,942
Joyo Bank Ltd.	4,000	18,211
KBC Groep N.V.	647	13,735
KeyCorp	6,260	48,452
Lloyds Banking Group plc*	140,755	69,233
M&T Bank Corp.	840	69,359
Mitsubishi UFJ Financial Group, Inc.	43,362	207,522
Mizuho Financial Group, Inc.	77,700	131,533
National Australia Bank Ltd.	7,625	185,176
Natixis S.A.	16,710	45,218
Nordea Bank AB	8,960	77,571
Oversea-Chinese Banking Corp., Ltd.	9,000	62,873
PNC Financial Services Group, Inc.	3,480	212,663
Raiffeisen Bank International AG	137	4,487
Regions Financial Corp.	9,260	62,505
Resona Holdings, Inc.	6,400	26,415
Royal Bank of Scotland Group plc*	7,067	23,957
Seven Bank Ltd.	6,746	17,311
Shinsei Bank Ltd.	9,000	10,920
Shizuoka Bank Ltd.	1,000	10,283
Skandinaviska Enskilda Banken AB, Class A	3,935	25,650
Societe Generale S.A.*	2,886	68,044
Standard Chartered plc	8,120	177,023

Sumitomo Mitsui Financial Group, Inc.	4,600	$151,749
Sumitomo Mitsui Trust Holdings, Inc.	11,000	32,862
SunTrust Banks, Inc.	3,540	85,774
Svenska Handelsbanken AB, Class A	1,052	34,678
Swedbank AB, Class A	1,765	27,911
U.S. Bancorp	12,425	399,588
UniCredit S.p.A.*	8,690	32,929
United Overseas Bank Ltd.	4,000	59,442
Wells Fargo & Co.	34,960	1,169,062
Westpac Banking Corp.	10,403	226,312
Zions Bancorp	1,170	22,721

		6,043,644

Consumer Finance (0.3%)
Aeon Credit Service Co., Ltd.	1,000	18,543
American Express Co.	6,595	383,895
Capital One Financial Corp.	3,822	208,911
Credit Saison Co., Ltd.	600	13,314
Discover Financial Services	3,460	119,647
SLM Corp.	3,200	50,272

		794,582

Diversified Financial Services (1.0%)
ASX Ltd.	570	17,485
Bank of America Corp.	70,874	579,749
Citigroup, Inc.	19,280	528,465
CME Group, Inc.	452	121,186
Deutsche Boerse AG	674	36,377
Eurazeo S.A.	1,228	47,342
Exor S.p.A.	2,138	46,042
First Pacific Co., Ltd.	27,221	28,290
Groupe Bruxelles Lambert S.A.	275	18,689
Hong Kong Exchanges and Clearing Ltd.	3,500	50,207
ING Groep N.V. (CVA)*	8,224	55,486
IntercontinentalExchange, Inc.*	513	69,758
Investment AB Kinnevik, Class B	2,767	55,575
Investor AB, Class B	1,305	24,967
JPMorgan Chase & Co.	25,030	894,322
Leucadia National Corp.	1,285	27,332
London Stock Exchange Group plc	799	12,587
Mitsubishi UFJ Lease & Finance Co., Ltd.	280	11,666
Moody’s Corp.	1,285	46,967
NASDAQ OMX Group, Inc.	785	17,796
NYSE Euronext	1,635	41,823
ORIX Corp.	360	33,508
Pargesa Holding S.A.	261	15,552
Pohjola Bank plc, Class A	497	5,804
Singapore Exchange Ltd.	8,076	40,542
Wendel S.A.	546	40,400

		2,867,917

Insurance (1.5%)
ACE Ltd.	2,245	166,422
Admiral Group plc	689	12,887
Aegon N.V.	15,822	73,700
Aflac, Inc.	3,040	129,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Ageas	6,803	$13,475
AIA Group Ltd.	34,869	120,226
Allianz SE (Registered)	1,551	155,961
Allstate Corp.	3,190	111,937
American International Group, Inc.*	4,194	134,585
Aon plc	2,125	99,408
Assicurazioni Generali S.p.A.	3,977	53,970
Assurant, Inc.	535	18,639
Aviva plc	9,898	42,368
Berkshire Hathaway, Inc., Class B*	11,560	963,295
Chubb Corp.	1,760	128,163
Cincinnati Financial Corp.	1,035	39,402
CNP Assurances S.A.*	1,649	20,147
Dai-ichi Life Insurance Co., Ltd.	29	33,594
Genworth Financial, Inc., Class A*	3,225	18,254
Gjensidige Forsikring ASA	2,151	25,026
Hannover Rueckversicherung AG (Registered)	410	24,345
Hartford Financial Services Group, Inc.	2,855	50,334
Insurance Australia Group Ltd.	5,326	19,086
Legal & General Group plc	20,002	40,106
Lincoln National Corp.	1,845	40,350
Loews Corp.	1,995	81,615
Mapfre S.A.	5,037	10,267
Marsh & McLennan Cos., Inc.	3,540	114,094
MetLife, Inc.	6,960	214,716
MS&AD Insurance Group Holdings, Inc.	1,700	29,756
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	611	86,206
NKSJ Holdings, Inc.	1,000	21,314
Old Mutual plc	16,577	39,452
Principal Financial Group, Inc.	1,945	51,017
Progressive Corp.	4,010	83,528
Prudential Financial, Inc.	3,050	147,712
Prudential plc	8,679	100,558
QBE Insurance Group Ltd.	3,943	54,363
Resolution Ltd.	9,267	28,471
RSA Insurance Group plc	7,580	12,850
Sampo Oyj, Class A	1,427	37,094
SCOR SE	771	18,706
Sony Financial Holdings, Inc.	667	10,911
Standard Life plc	8,017	29,401
Suncorp Group Ltd.	2,762	23,051
Swiss Reinsurance AG*	1,200	75,387
T&D Holdings, Inc.	1,250	13,332
Tokio Marine Holdings, Inc.	2,500	62,860
Torchmark Corp.	652	32,959
Travelers Cos., Inc.	2,565	163,750
Tryg A/S	69	3,874
Unum Group	1,880	35,964
Vienna Insurance Group AG Wiener Versicherung Gruppe	115	4,646
XL Group plc	2,020	42,501
Zurich Insurance Group AG*	502	113,261

		4,278,770

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	2,585	$180,717
Apartment Investment & Management Co. (REIT), Class A	920	24,868
AvalonBay Communities, Inc. (REIT)	645	91,255
Boston Properties, Inc. (REIT)	975	105,661
British Land Co. plc (REIT)	1,813	14,523
Capital Shopping Centres Group plc (REIT)	2,306	11,662
CapitaMall Trust (REIT)	10,000	15,148
Centro Retail Australia (REIT)	13,826	28,096
CFS Retail Property Trust Group (REIT)	7,225	14,369
Dexus Property Group (REIT)	41,622	39,812
Equity Residential (REIT)	1,990	124,096
Fonciere des Regions (REIT)	268	19,308
Gecina S.A. (REIT)	200	17,895
Goodman Group (REIT)	4,970	18,838
GPT Group (REIT)	5,754	19,464
Hammerson plc (REIT)	1,900	13,245
HCP, Inc. (REIT)	2,750	121,413
Health Care REIT, Inc. (REIT)	1,380	80,454
Host Hotels & Resorts, Inc. (REIT)	4,695	74,275
ICADE (REIT)	234	17,751
Japan Real Estate Investment Corp. (REIT)	1	9,194
Japan Retail Fund Investment Corp. (REIT)	7	11,100
Kimco Realty Corp. (REIT)	2,650	50,430
Klepierre S.A. (REIT)	576	18,981
Land Securities Group plc (REIT)	2,654	30,779
Link REIT (REIT)	5,500	22,486
Mirvac Group (REIT)	29,319	38,396
Nippon Building Fund, Inc. (REIT)	2	19,366
Plum Creek Timber Co., Inc. (REIT)	1,035	41,090
Prologis, Inc. (REIT)	3,022	100,421
Public Storage (REIT)	965	139,356
Simon Property Group, Inc. (REIT)	1,990	309,763
Stockland Corp., Ltd. (REIT)	5,699	18,045
Unibail-Rodamco S.A. (REIT)	257	47,415
Ventas, Inc. (REIT)	1,879	118,602
Vornado Realty Trust (REIT)	1,220	102,456
Westfield Group (REIT)	7,471	72,788
Westfield Retail Trust (REIT)	7,158	20,984
Weyerhaeuser Co. (REIT)	3,490	78,036

		2,282,538

Real Estate Management & Development (0.2%)
Aeon Mall Co., Ltd.	500	10,635
CapitaLand Ltd.	8,000	17,270
CBRE Group, Inc., Class A*	2,130	34,847
Cheung Kong Holdings Ltd.	5,000	61,721
City Developments Ltd.	2,000	17,874
Daito Trust Construction Co., Ltd.	200	18,972
Daiwa House Industry Co., Ltd.	2,000	28,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Global Logistic Properties Ltd.*	10,321	$17,194
Hang Lung Group Ltd.	3,000	18,489
Hang Lung Properties Ltd.	5,000	17,020
Henderson Land Development Co., Ltd.	3,000	16,667
Immofinanz AG*	3,661	11,654
Kerry Properties Ltd.	7,000	29,995
Lend Lease Group	2,460	18,260
Mitsubishi Estate Co., Ltd.	4,000	71,756
Mitsui Fudosan Co., Ltd.	3,000	58,196
New World Development Co., Ltd.	21,854	25,801
Nomura Real Estate Holdings, Inc.	1,036	18,969
Sino Land Co., Ltd.	12,000	18,216
Sumitomo Realty & Development Co., Ltd.	1,000	24,605
Sun Hung Kai Properties Ltd.	5,000	59,332
Swire Pacific Ltd., Class A	2,000	23,329
Tokyu Land Corp.	4,000	19,856
Wharf Holdings Ltd.	3,000	16,679
Wheelock & Co., Ltd.	8,000	30,398

		686,128

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	3,430	21,849
People’s United Financial, Inc.	2,330	27,051

		48,900

Total Financials		19,048,442

Health Care (4.5%)
Biotechnology (0.5%)
Alexion Pharmaceuticals, Inc.*	1,270	126,111
Amgen, Inc.	5,121	374,038
Biogen Idec, Inc.*	1,610	232,452
Celgene Corp.*	2,910	186,706
CSL Ltd.	1,769	71,748
Gilead Sciences, Inc.*	4,965	254,605
Grifols S.A.*	508	12,885

		1,258,545

Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.	3,630	192,935
Becton, Dickinson and Co.	1,315	98,296
Boston Scientific Corp.*	9,395	53,270
C.R. Bard, Inc.	575	61,778
CareFusion Corp.*	1,430	36,722
Cie Generale d’Optique Essilor International S.A.	693	64,376
Coloplast A/S, Class B	49	8,807
Covidien plc	3,165	169,328
DENTSPLY International, Inc.	905	34,218
Edwards Lifesciences Corp.*	769	79,438
Getinge AB, Class B	1,326	32,859
Intuitive Surgical, Inc.*	307	170,014
Medtronic, Inc.	6,810	263,751
Olympus Corp.*	700	11,353
Smith & Nephew plc	3,052	30,551
Sonova Holding AG (Registered)*	466	44,967
St. Jude Medical, Inc.	2,065	82,414

Stryker Corp.	2,135	$117,639
Sysmex Corp.	300	11,856
Terumo Corp.	400	16,433
Varian Medical Systems, Inc.*	720	43,754
William Demant Holding A/S*	147	13,211
Zimmer Holdings, Inc.	1,170	75,301

		1,713,271

Health Care Providers & Services (0.6%)
Aetna, Inc.	2,285	88,589
AmerisourceBergen Corp.	1,635	64,337
Cardinal Health, Inc.	2,260	94,920
Celesio AG	666	10,875
Cigna Corp.	1,875	82,500
Coventry Health Care, Inc.	905	28,770
DaVita, Inc.*	635	62,363
Express Scripts Holding Co.*	5,289	295,285
Fresenius Medical Care AG & Co. KGaA	715	50,609
Fresenius SE & Co. KGaA	422	43,759
Humana, Inc.	1,090	84,410
Laboratory Corp. of America Holdings*	645	59,734
McKesson Corp.	1,565	146,719
Medipal Holdings Corp.	1,100	15,564
Patterson Cos., Inc.	575	19,820
Quest Diagnostics, Inc.	1,035	61,997
Ramsay Health Care Ltd.	1,068	24,808
Sonic Healthcare Ltd.	1,540	20,083
Tenet Healthcare Corp.*	2,690	14,096
UnitedHealth Group, Inc.	6,825	399,263
WellPoint, Inc.	2,165	138,105

		1,806,606

Health Care Technology (0.0%)
Cerner Corp.*	970	80,180

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	2,260	88,682
Life Technologies Corp.*	1,160	52,188
PerkinElmer, Inc.	710	18,318
QIAGEN N.V.*	646	10,787
Thermo Fisher Scientific, Inc.	2,405	124,844
Waters Corp.*	585	46,490

		341,309

Pharmaceuticals (2.7%)
Abbott Laboratories	10,360	667,909
Allergan, Inc.	2,050	189,768
Astellas Pharma, Inc.	1,500	65,520
AstraZeneca plc	4,348	194,351
Bayer AG (Registered)	2,817	203,130
Bristol-Myers Squibb Co.	11,105	399,225
Chugai Pharmaceutical Co., Ltd.	700	13,252
Daiichi Sankyo Co., Ltd.	2,300	38,725
Dainippon Sumitomo Pharma Co., Ltd.	1,800	18,360
Eisai Co., Ltd.	900	39,514
Elan Corp. plc*	1,712	24,956
Eli Lilly and Co.	6,710	287,926
Forest Laboratories, Inc.*	1,740	60,883
GlaxoSmithKline plc	17,196	389,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Hisamitsu Pharmaceutical Co., Inc.	300	$14,776
Hospira, Inc.*	1,040	36,379
Johnson & Johnson	18,050	1,219,458
Kyowa Hakko Kirin Co., Ltd.	1,000	10,274
Merck & Co., Inc.	20,010	835,417
Merck KGaA	179	17,863
Mitsubishi Tanabe Pharma Corp.	1,000	14,369
Mylan, Inc.*	2,775	59,302
Novartis AG (Registered)	7,835	437,036
Novo Nordisk A/S, Class B	1,387	200,659
Ono Pharmaceutical Co., Ltd.	200	12,580
Orion Oyj, Class B	331	6,279
Otsuka Holdings Co., Ltd.	1,235	37,841
Perrigo Co.	640	75,475
Pfizer, Inc.	49,230	1,132,290
Roche Holding AG	2,393	413,097
Sanofi S.A.	4,111	311,742
Santen Pharmaceutical Co., Ltd.	400	16,405
Shionogi & Co., Ltd.	900	12,239
Shire plc	1,916	55,067
Taisho Pharmaceutical Holdings Co., Ltd.	154	13,019
Takeda Pharmaceutical Co., Ltd.	2,700	122,524
Teva Pharmaceutical Industries Ltd.	2,190	86,321
UCB S.A.	375	18,923
Watson Pharmaceuticals, Inc.*	840	62,152

		7,814,940

Total Health Care		13,014,851

Industrials (4.3%)
Aerospace & Defense (0.8%)
BAE Systems plc	11,026	49,897
Boeing Co.	4,905	364,442
Cobham plc	5,476	19,944
European Aeronautic Defence and Space Co. N.V.	1,399	49,612
General Dynamics Corp.	2,375	156,655
Goodrich Corp.	840	106,596
Honeywell International, Inc.	5,100	284,784
L-3 Communications Holdings, Inc.	650	48,107
Lockheed Martin Corp.	1,740	151,519
Meggitt plc	2,031	12,317
Northrop Grumman Corp.	1,640	104,616
Precision Castparts Corp.	965	158,733
Raytheon Co.	2,210	125,064
Rockwell Collins, Inc.	925	45,649
Rolls-Royce Holdings plc*	6,377	86,031
Rolls-Royce Holdings plc (Preference)*†(b)	426,120	667
Safran S.A.	580	21,528
Singapore Technologies Engineering Ltd.	8,000	19,742
Textron, Inc.	1,805	44,890
Thales S.A.	551	18,233
United Technologies Corp.	5,995	452,802
Zodiac Aerospace	194	19,740

		2,341,568

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	1,090	$63,798
Deutsche Post AG (Registered)	2,883	51,061
Expeditors International of Washington, Inc.	1,365	52,894
FedEx Corp.	2,075	190,091
United Parcel Service, Inc., Class B	6,335	498,944
Yamato Holdings Co., Ltd.	900	14,490

		871,278

Airlines (0.0%)
All Nippon Airways Co., Ltd.	4,000	11,344
Cathay Pacific Airways Ltd.	15,060	24,360
Deutsche Lufthansa AG (Registered)	1,416	16,391
International Consolidated Airlines Group S.A.*	2,489	6,255
Singapore Airlines Ltd.	2,000	16,441
Southwest Airlines Co.	5,045	46,515

		121,306

Building Products (0.1%)
Asahi Glass Co., Ltd.	3,000	20,193
Assa Abloy AB, Class B	951	26,593
Cie de Saint-Gobain S.A.	1,368	50,622
Daikin Industries Ltd.	500	14,039
JS Group Corp.	600	12,693
Masco Corp.	2,330	32,317
TOTO Ltd.	2,000	14,936

		171,393

Commercial Services & Supplies (0.2%)
Aggreko plc	910	29,601
Avery Dennison Corp.	650	17,771
Babcock International Group plc	1,036	13,863
Brambles Ltd.	3,178	20,157
Cintas Corp.	710	27,413
Dai Nippon Printing Co., Ltd.	3,000	23,489
Edenred	697	19,778
G4S plc	3,029	13,247
Iron Mountain, Inc.	1,125	37,080
Pitney Bowes, Inc.	1,295	19,386
R.R. Donnelley & Sons Co.	1,175	13,830
Republic Services, Inc.	2,060	54,508
Secom Co., Ltd.	700	32,132
Serco Group plc	1,469	12,352
Societe BIC S.A.	103	10,641
Stericycle, Inc.*	575	52,710
Toppan Printing Co., Ltd.	2,000	13,370
Waste Management, Inc.	3,030	101,202

		512,530

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	304	6,517
Balfour Beatty plc	2,949	13,814
Bouygues S.A.	665	17,920
Chiyoda Corp.	1,000	12,251
Ferrovial S.A.	1,374	15,492
Fluor Corp.	1,100	54,274
Jacobs Engineering Group, Inc.*	840	31,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

JGC Corp.	471	$13,632
Kajima Corp.	4,000	11,736
Leighton Holdings Ltd.	2,474	41,704
Obayashi Corp.	3,000	13,146
Quanta Services, Inc.*	1,355	32,615
Shimizu Corp.	7,000	24,296
Skanska AB, Class B	1,359	20,843
Taisei Corp.	5,595	14,989
Vinci S.A.	1,544	72,264

		397,295

Electrical Equipment (0.2%)
ABB Ltd. (Registered)*	7,490	122,238
Alstom S.A.	517	16,422
Cooper Industries plc	1,030	70,225
Emerson Electric Co.	4,835	225,214
Legrand S.A.	609	20,712
Mitsubishi Electric Corp.	7,000	58,342
Nidec Corp.	400	30,334
Rockwell Automation, Inc.	915	60,445
Roper Industries, Inc.	645	63,584
Sumitomo Electric Industries Ltd.	2,600	32,326

		699,842

Industrial Conglomerates (0.9%)
3M Co.	4,590	411,264
Danaher Corp.	3,790	197,383
Fraser and Neave Ltd.	4,000	22,292
General Electric Co.	69,690	1,452,340
Hutchison Whampoa Ltd.	7,000	60,542
Keppel Corp., Ltd.	3,000	24,582
Koninklijke Philips Electronics N.V.	2,887	57,086
Orkla ASA	1,657	12,027
SembCorp Industries Ltd.	8,000	32,707
Siemens AG (Registered)	2,802	235,603
Smiths Group plc	843	13,418
Tyco International Ltd.	3,030	160,136

		2,679,380

Machinery (0.9%)
Alfa Laval AB	1,407	24,177
Amada Co., Ltd.	2,000	11,863
Andritz AG	248	12,768
Atlas Copco AB, Class A	1,442	31,135
Atlas Copco AB, Class B	3,208	61,336
Caterpillar, Inc.	4,310	365,962
Cummins, Inc.	1,285	124,529
Deere & Co.	2,610	211,071
Dover Corp.	1,220	65,404
Eaton Corp.	2,195	86,988
FANUC Corp.	636	104,493
Fiat Industrial S.p.A.	2,488	24,518
Flowserve Corp.	380	43,605
GEA Group AG	798	21,189
Hino Motors Ltd.	2,000	14,453
Hitachi Construction Machinery Co., Ltd.	500	9,413
IHI Corp.	5,000	10,671
Illinois Tool Works, Inc.	3,115	164,752
IMI plc	2,008	26,208
Ingersoll-Rand plc	1,955	82,462

Invensys plc	7,398	$25,824
Joy Global, Inc.	710	40,278
JTEKT Corp.	1,800	18,592
Kawasaki Heavy Industries Ltd.	4,000	10,944
Komatsu Ltd.	3,200	76,697
Kone Oyj, Class B	530	32,094
Kubota Corp.	4,000	36,915
Kurita Water Industries Ltd.	500	11,561
Makita Corp.	300	10,548
MAN SE	152	15,535
Metso Oyj	435	15,061
Mitsubishi Heavy Industries Ltd.	10,000	40,605
Nabtesco Corp.	523	11,628
NGK Insulators Ltd.	1,000	11,037
NSK Ltd.	2,000	12,912
PACCAR, Inc.	2,330	91,313
Pall Corp.	770	42,204
Parker Hannifin Corp.	975	74,958
Sandvik AB	2,156	27,757
Scania AB, Class B	3,164	54,329
Schindler Holding AG (Registered)	158	17,816
SembCorp Marine Ltd.	5,000	19,091
SKF AB, Class B	1,184	23,424
SMC Corp.	200	34,615
Snap-on, Inc.	390	24,277
Stanley Black & Decker, Inc.	1,100	70,796
Sumitomo Heavy Industries Ltd.	6,000	26,940
THK Co., Ltd.	900	17,048
Vallourec S.A.	192	7,880
Volvo AB, Class B	2,988	34,230
Wartsila Oyj	571	18,770
Weir Group plc	454	10,950
Xylem, Inc.	1,170	29,449
Zardoya Otis S.A.	1,011	11,250

		2,504,325

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	3	18,748
A. P. Moller - Maersk A/S, Class B	4	26,323
Kuehne + Nagel International AG (Registered)	287	30,378
Mitsui O.S.K. Lines Ltd.	3,000	10,806
Nippon Yusen KK	4,000	10,623

		96,878

Professional Services (0.1%)
Adecco S.A. (Registered)*	1,095	48,729
Bureau Veritas S.A.	212	18,845
Capita plc	3,165	32,545
Dun & Bradstreet Corp.	320	22,774
Equifax, Inc.	780	36,348
Experian plc	3,423	48,354
Intertek Group plc	344	14,457
Robert Half International, Inc.	905	25,856
SGS S.A. (Registered)	21	39,350

		287,258

Road & Rail (0.4%)
Asciano Ltd.	3,828	17,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Central Japan Railway Co.	5	$39,515
CSX Corp.	6,800	152,048
DSV A/S	408	8,096
East Japan Railway Co.	1,200	75,341
Hankyu Hanshin Holdings, Inc.	3,000	15,149
Keikyu Corp.	1,000	9,099
Keio Corp.	2,000	14,500
Keisei Electric Railway Co., Ltd.	1,467	12,388
Kintetsu Corp.	6,000	23,925
MTR Corp., Ltd.	5,500	18,822
Nippon Express Co., Ltd.	3,000	12,384
Norfolk Southern Corp.	2,150	154,306
Odakyu Electric Railway Co., Ltd.	2,000	19,899
QR National Ltd.	4,600	16,129
Ryder System, Inc.	330	11,883
Tobu Railway Co., Ltd.	2,000	10,535
Tokyu Corp.	2,000	9,414
Union Pacific Corp.	3,165	377,616
West Japan Railway Co.	365	15,034

		1,013,300

Trading Companies & Distributors (0.2%)
Brenntag AG	142	15,709
Bunzl plc	803	13,155
Fastenal Co.	1,940	78,201
ITOCHU Corp.	5,000	52,468
Marubeni Corp.	6,000	39,935
Mitsubishi Corp.	4,800	96,929
Mitsui & Co., Ltd.	5,900	87,537
Sumitomo Corp.	3,800	53,164
Toyota Tsusho Corp.	600	11,444
W.W. Grainger, Inc.	396	75,731
Wolseley plc	971	36,279

		560,552

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	1,249	16,911
Aeroports de Paris S.A.	259	19,571
Atlantia S.p.A.	2,719	34,728
Auckland International Airport Ltd.	3,530	6,926
Groupe Eurotunnel S.A. (Registered)	2,340	19,028
Hutchison Port Holdings Trust, Class U	26,162	19,098
Koninklijke Vopak N.V.	1,164	74,643
Sydney Airport	6,727	20,043
Transurban Group	3,195	18,629

		229,577

Total Industrials		12,486,482

Information Technology (6.1%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	35,210	604,556
F5 Networks, Inc.*	525	52,269
Harris Corp.	720	30,132
JDS Uniphase Corp.*	1,480	16,280
Juniper Networks, Inc.*	3,470	56,596
Motorola Solutions, Inc.	1,925	92,612

Nokia Oyj	12,756	$26,278
QUALCOMM, Inc.	11,295	628,905
Telefonaktiebolaget LM Ericsson, Class B	10,258	93,603

		1,601,231

Computers & Peripherals (1.6%)
Apple, Inc.*	6,186	3,612,624
Dell, Inc.*	9,755	122,133
EMC Corp.*	13,770	352,925
Fujitsu Ltd.	6,000	28,750
Gemalto N.V.	559	40,201
Hewlett-Packard Co.	12,985	261,128
Lexmark International, Inc., Class A	455	12,094
NEC Corp.*	6,000	9,313
NetApp, Inc.*	2,380	75,732
SanDisk Corp.*	1,560	56,909
Seagate Technology plc	2,500	61,825
Toshiba Corp.	14,000	53,134
Western Digital Corp.*	1,490	45,415

		4,732,183

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	1,040	57,117
Corning, Inc.	9,975	128,977
FLIR Systems, Inc.	975	19,012
Fujifilm Holdings Corp.	1,600	30,248
Hexagon AB, Class B	764	13,175
Hirose Electric Co., Ltd.	100	9,887
Hitachi High-Technologies Corp.	441	10,867
Hitachi Ltd.	15,000	92,252
Hoya Corp.	1,500	33,051
Ibiden Co., Ltd.	200	3,612
Jabil Circuit, Inc.	1,165	23,684
Keyence Corp.	200	49,464
Kyocera Corp.	500	43,173
Molex, Inc.	895	21,426
Murata Manufacturing Co., Ltd.	700	36,721
Nippon Electric Glass Co., Ltd.	1,000	5,948
Omron Corp.	600	12,669
TDK Corp.	300	12,177
TE Connectivity Ltd.	2,770	88,391

		691,851

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	1,170	37,147
DeNA Co., Ltd.	449	11,919
eBay, Inc.*	7,565	317,806
Google, Inc., Class A*	1,686	977,998
Gree, Inc.	458	9,204
United Internet AG (Registered)	705	12,102
VeriSign, Inc.*	1,040	45,313
Yahoo! Japan Corp.	37	11,974
Yahoo!, Inc.*	8,000	126,640

		1,550,103

IT Services (1.1%)
Accenture plc, Class A	4,260	255,983
Amadeus IT Holding S.A., Class A	1,067	22,596
Automatic Data Processing, Inc.	3,235	180,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Cap Gemini S.A.	1,188	$43,795
Cognizant Technology Solutions Corp., Class A*	2,000	120,000
Computer Sciences Corp.	985	24,448
Computershare Ltd.	1,039	7,943
Fidelity National Information Services, Inc.	1,565	53,335
Fiserv, Inc.*	915	66,081
International Business Machines Corp.	7,605	1,487,386
ITOCHU Techno-Solutions Corp.	200	9,676
Mastercard, Inc., Class A	741	318,711
Nomura Research Institute Ltd.	500	11,020
NTT Data Corp.	3	9,212
Paychex, Inc.	2,085	65,490
SAIC, Inc.	1,810	21,937
Teradata Corp.*	1,100	79,211
Total System Services, Inc.	1,035	24,768
Visa, Inc., Class A	3,310	409,215
Western Union Co.	4,020	67,697

		3,278,564

Office Electronics (0.1%)
Brother Industries Ltd.	2,300	26,323
Canon, Inc.	3,877	155,246
Konica Minolta Holdings, Inc.	1,500	11,821
Ricoh Co., Ltd.	2,000	16,883
Xerox Corp.	8,855	69,689

		279,962

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.*	3,865	22,146
Advantest Corp.	706	11,041
Altera Corp.	2,075	70,218
Analog Devices, Inc.	1,940	73,080
Applied Materials, Inc.	8,425	96,551
ARM Holdings plc	4,686	37,317
ASM Pacific Technology Ltd.	700	8,926
ASML Holding N.V.	1,725	87,901
Broadcom Corp., Class A*	3,260	110,188
First Solar, Inc.*	380	5,723
Infineon Technologies AG	2,333	15,819
Intel Corp.	33,085	881,715
KLA-Tencor Corp.	1,100	54,175
Lam Research Corp.*	1,319	49,779
Linear Technology Corp.	1,480	46,368
LSI Corp.*	3,725	23,728
Microchip Technology, Inc.	1,230	40,688
Micron Technology, Inc.*	6,505	41,047
NVIDIA Corp.*	4,050	55,971
Rohm Co., Ltd.	700	26,925
STMicroelectronics N.V.	2,550	14,024
Teradyne, Inc.*	1,220	17,153
Texas Instruments, Inc.	7,490	214,888
Tokyo Electron Ltd.	400	18,707
Xilinx, Inc.	1,735	58,244

		2,082,322

Software (1.2%)
Adobe Systems, Inc.*	3,235	104,717
Autodesk, Inc.*	1,490	52,135
BMC Software, Inc.*	1,050	44,814

CA, Inc.	2,305	$62,442
Citrix Systems, Inc.*	1,230	103,246
Dassault Systemes S.A.	245	23,016
Electronic Arts, Inc.*	2,045	25,256
Intuit, Inc.	1,945	115,436
Konami Corp.	400	9,085
Microsoft Corp.	49,145	1,503,345
Nexon Co., Ltd.*	932	18,233
NICE Systems Ltd.*	189	6,900
Nintendo Co., Ltd.	400	46,674
Oracle Corp.	25,485	756,904
Oracle Corp. Japan	300	12,912
Red Hat, Inc.*	1,285	72,577
Sage Group plc	2,826	12,279
Salesforce.com, Inc.*	909	125,678
SAP AG	3,134	185,074
Symantec Corp.*	4,700	68,667
Trend Micro, Inc.	400	11,810

		3,361,200

Total Information Technology		17,577,416

Materials (2.1%)
Chemicals (1.0%)
Air Liquide S.A.	1,064	121,733
Air Products and Chemicals, Inc.	1,415	114,233
Airgas, Inc.	455	38,225
Akzo Nobel N.V.	1,446	68,020
Arkema S.A.	395	25,881
Asahi Kasei Corp.	3,000	16,275
BASF SE	3,128	217,247
CF Industries Holdings, Inc.	446	86,408
Dow Chemical Co.	7,845	247,118
E.I. du Pont de Nemours & Co.	6,165	311,764
Eastman Chemical Co.	900	45,333
Ecolab, Inc.	1,940	132,948
FMC Corp.	870	46,528
Givaudan S.A. (Registered)*	55	54,020
Hitachi Chemical Co., Ltd.	600	9,403
Incitec Pivot Ltd.	5,609	16,535
International Flavors & Fragrances, Inc.	515	28,222
Israel Chemicals Ltd.	1,222	13,491
Johnson Matthey plc	461	15,985
JSR Corp.	600	10,409
K+S AG (Registered)	376	17,156
Kansai Paint Co., Ltd.	1,148	12,293
Kuraray Co., Ltd.	1,000	12,945
Lanxess AG	251	15,833
Linde AG	583	90,807
Mitsubishi Chemical Holdings Corp.	3,000	13,212
Mitsubishi Gas Chemical Co., Inc.	2,000	11,367
Mitsui Chemicals, Inc.	7,000	17,541
Monsanto Co.	3,490	288,902
Mosaic Co.	1,945	106,508
Nitto Denko Corp.	400	17,060
Novozymes A/S, Class B	832	21,565
Orica Ltd.	781	19,879
PPG Industries, Inc.	1,035	109,834
Praxair, Inc.	1,950	212,023
Sherwin-Williams Co.	575	76,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Shin-Etsu Chemical Co., Ltd.	1,400	$77,023
Showa Denko KK	5,000	9,717
Sigma-Aldrich Corp.	780	57,665
Solvay S.A.	215	21,271
Sumitomo Chemical Co., Ltd.	3,000	9,226
Syngenta AG (Registered)	322	109,925
Teijin Ltd.	4,000	12,170
Toray Industries, Inc.	5,000	34,101
Wacker Chemie AG	200	13,747
Yara International ASA	469	20,539

		3,028,188

Construction Materials (0.1%)
Boral Ltd.	8,545	25,942
Cimpor Cimentos de Portugal SGPS S.A.*	433	1,689
CRH plc	2,449	47,082
Fletcher Building Ltd.	2,319	10,968
HeidelbergCement AG	336	16,130
Holcim Ltd. (Registered)*	568	31,468
Imerys S.A.	190	9,703
James Hardie Industries SE (CDI)	2,348	19,232
Lafarge S.A.	444	19,871
Taiheiyo Cement Corp.	8,000	18,357
Vulcan Materials Co.	840	33,356

		233,798

Containers & Packaging (0.1%)
Amcor Ltd.	2,624	19,123
Ball Corp.	990	40,639
Bemis Co., Inc.	650	20,371
Owens-Illinois, Inc.*	1,040	19,937
Rexam plc	1,888	12,490
Sealed Air Corp.	1,275	19,686
Toyo Seikan Kaisha Ltd.	1,965	23,808

		156,054

Metals & Mining (0.8%)
Acerinox S.A.	251	2,820
Alcoa, Inc.	6,970	60,987
Allegheny Technologies, Inc.	655	20,888
Anglo American plc	4,519	148,268
Antofagasta plc	847	14,537
ArcelorMittal S.A.	2,911	44,969
BHP Billiton Ltd.	10,983	358,008
BHP Billiton plc	7,194	205,435
Boliden AB	2,387	33,390
Cliffs Natural Resources, Inc.	915	45,100
Daido Steel Co., Ltd.	3,000	18,683
Eurasian Natural Resources Corp.	4,280	27,931
Evraz plc	5,949	24,347
Fortescue Metals Group Ltd.	2,953	15,092
Freeport-McMoRan Copper & Gold, Inc.	6,200	211,234
Fresnillo plc	463	10,626
Glencore International plc	2,973	13,812
Hitachi Metals Ltd.	1,000	11,914
Iluka Resources Ltd.	3,579	41,939
JFE Holdings, Inc.	1,600	26,754
Kazakhmys plc	2,598	29,576
Kobe Steel Ltd.	22,000	26,427

Lonmin plc	492	$6,006
Mitsubishi Materials Corp.	4,000	11,580
Newcrest Mining Ltd.	2,604	60,611
Newmont Mining Corp.	3,235	156,930
Nippon Steel Corp.	17,000	38,522
Norsk Hydro ASA	5,301	23,925
Nucor Corp.	2,065	78,263
OZ Minerals Ltd.	909	7,376
Randgold Resources Ltd.	197	17,727
Rio Tinto Ltd.	1,484	87,228
Rio Tinto plc	4,586	219,024
Salzgitter AG	504	20,719
Sumitomo Metal Industries Ltd.	7,000	11,523
Sumitomo Metal Mining Co., Ltd.	1,000	11,255
ThyssenKrupp AG	828	13,489
Titanium Metals Corp.	515	5,825
Umicore S.A.	388	17,936
United States Steel Corp.	905	18,643
Vedanta Resources plc	420	6,050
Voestalpine AG	374	9,916
Xstrata plc	7,069	89,225

		2,304,510

Paper & Forest Products (0.1%)
International Paper Co.	2,845	82,249
MeadWestvaco Corp.	1,100	31,625
OJI Paper Co., Ltd.	7,000	26,879
Stora Enso Oyj, Class R	1,877	11,585
Svenska Cellulosa AB, Class B	1,647	24,735
UPM-Kymmene Oyj	1,788	20,265

		197,338

Total Materials		5,919,888

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	38,575	1,375,585
Belgacom S.A.	518	14,717
Bezeq Israeli Telecommunication Corp., Ltd.	5,595	5,920
BT Group plc	26,504	87,859
CenturyLink, Inc.	4,059	160,290
Deutsche Telekom AG (Registered)	9,567	104,952
Elisa Oyj	483	9,725
France Telecom S.A.	6,316	83,116
Frontier Communications Corp.	6,520	24,972
Iliad S.A.	96	13,890
Inmarsat plc	1,929	14,838
Koninklijke (Royal) KPN N.V.	3,172	30,373
Nippon Telegraph & Telephone Corp.	1,459	67,788
Portugal Telecom SGPS S.A. (Registered)	2,138	9,397
Singapore Telecommunications Ltd.	27,000	70,448
Swisscom AG (Registered)	50	20,100
TDC A/S	1,861	12,936
Tele2 AB, Class B	1,941	30,083
Telecom Corp. of New Zealand Ltd.	6,688	12,843
Telecom Italia S.p.A.	22,457	22,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Telecom Italia S.p.A. (RNC)	35,283	$28,382
Telefonica S.A.	13,991	184,584
Telekom Austria AG	1,132	11,127
Telenet Group Holding N.V.	138	6,028
Telenor ASA	2,465	41,110
TeliaSonera AB	4,648	29,735
Telstra Corp., Ltd.	14,834	56,211
Verizon Communications, Inc.	18,695	830,806
Vivendi S.A.	4,390	81,613
Windstream Corp.	3,855	37,239

		3,478,797

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	1,670	97,962
KDDI Corp.	9	58,053
MetroPCS Communications, Inc.*	1,925	11,646
Millicom International Cellular S.A. (SDR)	257	24,247
Mobistar S.A.	72	2,463
NTT DoCoMo, Inc.	52	86,537
Softbank Corp.	3,000	111,538
Sprint Nextel Corp.*	19,685	64,173
StarHub Ltd.	3,924	10,640
Vodafone Group plc	169,731	476,882

		944,141

Total Telecommunication Services		4,422,938

Utilities (1.5%)
Electric Utilities (0.9%)
Acciona S.A.	121	7,225
American Electric Power Co., Inc.	3,160	126,084
Cheung Kong Infrastructure Holdings Ltd.	7,000	42,169
Chubu Electric Power Co., Inc.	2,200	35,719
Chugoku Electric Power Co., Inc.	700	11,525
CLP Holdings Ltd.	6,000	51,033
Contact Energy Ltd.*	776	3,004
Duke Energy Corp.	8,765	202,121
E.ON AG	6,134	132,129
EDF S.A.	854	19,013
Edison International	2,135	98,637
EDP - Energias de Portugal S.A.	6,501	15,358
Enel S.p.A.	22,420	72,351
Entergy Corp.	1,160	78,752
Exelon Corp.	5,590	210,296
FirstEnergy Corp.	2,720	133,797
Fortum Oyj	1,513	28,748
Hokuriku Electric Power Co.	1,400	21,788
Iberdrola S.A.	13,224	62,614
Kansai Electric Power Co., Inc.	2,600	31,147
Kyushu Electric Power Co., Inc.	900	10,677
NextEra Energy, Inc.	2,730	187,851
Northeast Utilities	2,060	79,949
Pepco Holdings, Inc.	1,480	28,964
Pinnacle West Capital Corp.	710	36,735
Power Assets Holdings Ltd.	3,000	22,525
PPL Corp.	3,800	105,678
Progress Energy, Inc.	1,790	107,704
Red Electrica Corporacion S.A.	369	16,092

Shikoku Electric Power Co., Inc.	1,200	$25,481
Southern Co.	5,725	265,068
SP AusNet	13,587	14,185
SSE plc	3,196	69,678
Tohoku Electric Power Co., Inc.*	1,100	11,052
Tokyo Electric Power Co., Inc.*	4,700	9,084
Verbund AG	297	6,799
Xcel Energy, Inc.	3,160	89,776

		2,470,808

Gas Utilities (0.1%)
AGL Resources, Inc.	773	29,954
APA Group	3,634	18,622
Enagas S.A.	384	7,007
Gas Natural SDG S.A.	1,182	15,184
Hong Kong & China Gas Co., Ltd.	11,000	23,367
ONEOK, Inc.	1,350	57,119
Osaka Gas Co., Ltd.	6,000	25,149
Snam S.p.A.	5,575	24,853
Toho Gas Co., Ltd.	1,633	10,142
Tokyo Gas Co., Ltd.	8,000	40,857

		252,254

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	4,200	53,886
Electric Power Development Co., Ltd.	400	10,490
Enel Green Power S.p.A.	18,392	29,160
International Power plc†	3,281	21,459
NRG Energy, Inc.*	1,490	25,867

		140,862

Multi-Utilities (0.5%)
AGL Energy Ltd.	1,231	18,669
Ameren Corp.	1,560	52,322
CenterPoint Energy, Inc.	2,780	57,463
Centrica plc	17,622	87,849
CMS Energy Corp.	1,665	39,127
Consolidated Edison, Inc.	1,930	120,027
Dominion Resources, Inc.	3,740	201,960
DTE Energy Co.	1,100	65,263
GDF Suez S.A.	4,220	100,685
Integrys Energy Group, Inc.	515	29,288
National Grid plc	12,144	128,540
NiSource, Inc.	1,865	46,159
PG&E Corp.	2,745	124,266
Public Service Enterprise Group, Inc.	3,295	107,087
RWE AG	1,667	68,145
RWE AG (Preference)	282	10,440
SCANA Corp.	770	36,837
Sempra Energy	1,600	110,208
Suez Environnement Co. S.A.	2,429	26,147
TECO Energy, Inc.	1,415	25,555
Veolia Environnement S.A.	3,045	38,532
Wisconsin Energy Corp.	1,490	58,959

		1,553,528

Water Utilities (0.0%)
Severn Trent plc	510	13,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

United Utilities Group plc	1,464	$15,490

		28,699

Total Utilities		4,446,151

Total Common Stocks (39.4%) (Cost $113,606,253)		113,739,254

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (6.4%)
SPDR S&P 500 ETF	36,305	4,947,282
Vanguard MSCI EAFE ETF	425,335	13,427,826

Total Investment Companies (6.4%) (Cost $18,798,254)		18,375,108

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (31.0%)
U.S. Government Agencies (4.0%)
Federal Home Loan Bank 1.750%, 8/22/12	$20,000	20,047
1.875%, 6/21/13	240,000	243,750
0.375%, 11/27/13	510,000	510,182
0.375%, 1/29/14	510,000	510,044
4.750%, 12/16/16	100,000	117,340
5.000%, 11/17/17	610,000	736,733
Federal Home Loan Mortgage Corp. 1.125%, 7/27/12	20,000	20,015
4.125%, 9/27/13	95,000	99,468
1.375%, 2/25/14	825,000	838,786
1.000%, 8/27/14	730,000	739,082
0.500%, 4/17/15	1,060,000	1,058,610
2.000%, 8/25/16	635,000	666,490
3.750%, 3/27/19	80,000	92,222
2.375%, 1/13/22	738,000	759,370
Federal National Mortgage Association 0.500%, 10/30/12	30,000	30,027
4.375%, 3/15/13	25,000	25,736
0.500%, 8/9/13	500,000	501,233
0.750%, 12/18/13	260,000	261,091
1.250%, 2/27/14	1,035,000	1,049,867
4.625%, 10/15/14	25,000	27,363
2.625%, 11/20/14	1,015,000	1,067,444
1.250%, 1/30/17	1,070,000	1,087,798
1.125%, 4/27/17	1,045,000	1,054,292

		11,516,990

U.S. Treasuries (27.0%)
U.S. Treasury Notes 0.375%, 8/31/12	120,000	120,052
1.375%, 10/15/12	315,000	316,107
1.125%, 12/15/12	380,000	381,614
0.625%, 1/31/13	575,000	576,460
0.625%, 2/28/13	660,000	661,900
0.750%, 3/31/13	290,000	291,164
0.625%, 4/30/13	1,485,000	1,489,803
3.500%, 5/31/13	280,000	288,293
1.125%, 6/15/13	325,000	327,691
0.375%, 6/30/13	770,000	770,929
0.750%, 8/15/13	395,000	397,114

0.125%, 9/30/13	$495,000	$494,047
0.500%, 10/15/13	670,000	671,832
0.250%, 11/30/13	610,000	609,602
2.000%, 11/30/13	829,100	849,015
0.125%, 12/31/13	245,000	244,349
1.000%, 1/15/14	1,162,100	1,174,307
0.250%, 1/31/14	1,095,000	1,094,016
1.250%, 2/15/14	640,000	649,575
0.250%, 2/28/14	1,785,000	1,783,187
1.250%, 3/15/14	1,022,000	1,038,089
0.750%, 6/15/14	1,050,000	1,058,704
2.625%, 6/30/14	740,000	773,867
2.625%, 7/31/14	3,300,000	3,455,435
4.250%, 8/15/14	470,000	508,676
2.375%, 8/31/14	1,820,000	1,899,284
0.250%, 9/15/14	3,195,000	3,188,036
0.500%, 10/15/14	1,250,000	1,254,414
2.375%, 10/31/14	390,000	408,175
0.375%, 11/15/14	2,350,000	2,351,230
2.125%, 11/30/14	1,265,000	1,318,219
2.250%, 1/31/15	970,000	1,016,401
0.250%, 2/15/15	1,625,000	1,619,249
4.000%, 2/15/15	950,000	1,038,973
2.500%, 4/30/15	360,600	381,698
1.250%, 8/31/15	1,165,000	1,193,988
1.250%, 9/30/15	1,940,000	1,987,863
1.375%, 11/30/15	450,000	463,243
2.125%, 12/31/15	756,000	798,029
2.000%, 1/31/16	810,000	852,253
2.125%, 2/29/16	705,000	745,598
3.250%, 7/31/16	340,000	376,311
1.000%, 8/31/16	1,310,000	1,330,632
1.000%, 9/30/16	410,000	416,365
3.000%, 9/30/16	1,445,000	1,588,145
1.000%, 10/31/16	885,000	898,462
3.125%, 10/31/16	710,000	784,938
0.875%, 11/30/16	929,000	938,196
0.875%, 12/31/16	1,355,000	1,367,121
0.875%, 1/31/17	1,375,000	1,386,902
3.125%, 1/31/17	1,327,100	1,472,376
0.875%, 2/28/17	845,000	852,301
3.000%, 2/28/17	735,000	812,353
3.250%, 3/31/17	910,000	1,017,152
2.750%, 5/31/17	505,000	553,989
2.500%, 6/30/17	520,000	564,509
2.375%, 7/31/17	709,100	765,701
4.750%, 8/15/17	314,000	376,675
1.875%, 8/31/17	1,075,000	1,134,100
1.875%, 10/31/17	1,330,000	1,403,150
2.250%, 11/30/17	640,000	688,010
2.750%, 12/31/17	1,710,000	1,884,473
2.625%, 1/31/18	935,000	1,024,687
3.750%, 11/15/18	525,000	614,947
1.375%, 12/31/18	1,240,000	1,267,667
1.250%, 1/31/19	625,000	633,555
1.375%, 2/28/19	1,355,000	1,383,561
3.125%, 5/15/19	740,000	841,068
3.625%, 8/15/19	675,000	791,712
3.625%, 2/15/20	670,000	788,161
3.500%, 5/15/20	1,025,000	1,197,632
2.625%, 8/15/20	1,105,000	1,216,139
2.625%, 11/15/20	615,000	675,971

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

3.625%, 2/15/21	$430,000	$507,669
3.125%, 5/15/21	975,000	1,109,999
2.125%, 8/15/21	995,000	1,045,761
2.000%, 11/15/21	1,585,000	1,643,286
2.000%, 2/15/22	835,000	862,999
1.750%, 5/15/22	1,265,000	1,275,278

		78,034,434

Total Long-Term Debt Securities (31.0%) (Cost $88,896,426)		89,551,424

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol YPF S.A., expiring 7/5/12* (Cost $—)	1,863	1,306

Total Investments (76.8%) (Cost $221,300,933)		221,667,092
Other Assets Less Liabilities (23.2%)		67,087,353

Net Assets (100%)		$288,754,445

*	Non-income producing.
†	Securities (totaling $22,152 or 0.0% of net assets) at fair value by management.
(b)	Illiquid security.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	1	September-12	$133,533	$133,375	$(158)
E-Mini MSCI EAFE Index	1	September-12	66,581	71,190	4,609
Russell 2000 Mini Index	114	September-12	8,632,420	9,067,560	435,140
S&P 500 E-Mini Index	1	September-12	65,502	67,820	2,318
S&P MidCap 400 E-Mini Index	94	September-12	8,608,563	8,831,300	222,737

					$664,646

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/14/12	Citibank N.A.	457	$464,495	$444,177	$20,318
Australian Dollar vs. U.S. Dollar, expiring 9/14/12	Citibank N.A.	3,120	3,171,166	3,078,186	92,980
British Pound vs. U.S. Dollar, expiring 9/14/12	Citibank N.A.	352	551,175	544,450	6,725
British Pound vs. U.S. Dollar, expiring 9/14/12	Credit Suisse First Boston	178	278,719	278,255	464
British Pound vs. U.S. Dollar, expiring 9/14/12	Credit Suisse First Boston	1,326	2,076,301	2,083,915	(7,614)
European Union Euro vs. U.S. Dollar, expiring 9/14/12	Bank of America	1,236	1,565,280	1,567,248	(1,968)
Japanese Yen vs. U.S. Dollar, expiring 9/14/12	Brown Brothers Harriman & Co.	12,241	153,296	155,833	(2,537)
Japanese Yen vs. U.S. Dollar, expiring 9/14/12	UBS AG	17,228	215,748	217,131	(1,383)

					$106,985

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/14/12	Royal Bank of Scotland	3,111	$3,138,688	$3,162,018	$(23,330)
Australian Dollar vs. U.S. Dollar, expiring 9/14/12	Royal Bank of Scotland	466	458,204	473,642	(15,438)
British Pound vs. U.S. Dollar, expiring 9/14/12	Deutsche Bank AG	985	1,556,841	1,542,350	14,491
British Pound vs. U.S. Dollar, expiring 9/14/12	Deutsche Bank AG	2,058	3,188,522	3,222,495	(33,973)
British Pound vs. U.S. Dollar, expiring 9/14/12	Royal Bank of Scotland	483	751,993	756,300	(4,307)
European Union Euro vs. U.S. Dollar, expiring 9/14/12	Citibank N.A.	295	375,473	373,590	1,883
European Union Euro vs. U.S. Dollar, expiring 9/14/12	Citibank N.A.	672	840,879	851,026	(10,147)
European Union Euro vs. U.S. Dollar, expiring 9/14/12	Citibank N.A.	207	262,678	262,147	531
European Union Euro vs. U.S. Dollar, expiring 9/14/12	Royal Bank of Canada	2,129	2,658,471	2,696,183	(37,712)
European Union Euro vs. U.S. Dollar, expiring 9/14/12	UBS AG	303	395,027	383,722	11,305
Japanese Yen vs. U.S. Dollar, expiring 9/14/12	Royal Bank of Scotland	17,228	220,084	215,748	4,336
Japanese Yen vs. U.S. Dollar, expiring 9/14/12	Royal Bank of Scotland	12,241	156,377	153,296	3,081
Swiss Franc vs. U.S. Dollar, expiring 9/14/12	Credit Suisse First Boston	812	860,085	857,148	2,937
Swiss Franc vs. U.S. Dollar, expiring 9/14/12	Royal Bank of Scotland	266	277,640	280,790	(3,150)

					$(89,493)

					$17,492

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,875,220	$3,449,747	$—	$12,324,967
Consumer Staples	9,131,943	3,858,270	—	12,990,213
Energy	8,727,726	2,780,154	26	11,507,906
Financials	11,645,291	7,403,151	—	19,048,442
Health Care	9,730,564	3,284,287	—	13,014,851
Industrials	8,483,507	4,002,308	667	12,486,482
Information Technology	16,066,536	1,510,880	—	17,577,416
Materials	2,747,545	3,172,343	—	5,919,888
Telecommunication Services	2,602,673	1,820,265	—	4,422,938
Utilities	2,992,759	1,431,933	21,459	4,446,151
Forward Currency Contracts	—	159,051	—	159,051
Futures	664,804	—	—	664,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Government Securities
U.S. Government Agencies	$—	$11,516,990	$—	$11,516,990
U.S. Treasuries	—	78,034,434	—	78,034,434
Investment Companies
Exchange Traded Funds (ETFs)	18,375,108	—	—	18,375,108
Rights
Energy	—	1,306	—	1,306

Total Assets	$100,043,676	$122,425,119	$22,152	$222,490,947

Liabilities:
Forward Currency Contracts	$—	$(141,559)	$—	$(141,559)
Futures	(158)	—	—	(158)

Total Liabilities	$(158)	$(141,559)	$—	$(141,717)

Total	$100,043,518	$122,283,560	$22,152	$222,349,230

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Energy††	Investments in Common Stocks- Industrials	Investments in Common Stocks- Utilities	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	3	26	667	1,941	—	†
Purchases	—	—	—	19,518	—
Sales	(3)	—	—	—	—	†
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 6/30/12	$—	$26	$667	$21,459	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$26	$667	$1,941	$—
†	Transactions that rounds less than $0.50.
††	Security received through corporate action with $0 cost.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	159,051
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	664,804	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$823,855

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(158	)*
Foreign exchange contracts	Payables	(141,559)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(141,717)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$27,228	$—	$—	$27,228
Foreign exchange contracts	—	—	147,032	—	147,032
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,281,651)	—	—	(1,281,651)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,254,423)	$147,032	$—	$(1,107,391)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(4,871)	$—	$—	$(4,871)
Foreign exchange contracts	—	—	(33,859)	—	(33,859)
Credit contracts	—	—	—	—	—
Equity contracts	—	664,948	—	—	664,948
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$660,077	$(33,859)	$—	$626,218

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $14,789,000 and futures contracts with an average notional balance of approximately $8,236,000 during the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$287,855,209
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$125,087,492

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,818,733
Aggregate gross unrealized depreciation	(4,521,933)

Net unrealized appreciation	$296,800

Federal income tax cost of investments	$221,370,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $221,300,933)	$221,667,092
Cash	68,282,562
Foreign cash (Cost $8,703)	8,714
Receivable for securities sold	13,678,412
Due from broker for futures variation margin	1,714,027
Receivable from Separate Accounts for Trust shares sold	1,275,442
Dividends, interest and other receivables	602,631
Unrealized appreciation on forward foreign currency contracts	159,051
Other assets	12,258

Total assets	307,400,189

LIABILITIES
Payable for securities purchased	18,165,789
Investment management fees payable	161,268
Unrealized depreciation on forward foreign currency contracts	141,559
Payable to Separate Accounts for Trust shares redeemed	62,599
Distribution fees payable - Class IB	53,452
Administrative fees payable	34,735
Trustees’ fees payable	463
Accrued expenses	25,879

Total liabilities	18,645,744

NET ASSETS	$288,754,445

Net assets were comprised of:
Paid in capital	$287,329,180
Accumulated undistributed net investment income (loss)	489,406
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(112,583)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,048,442

Net assets	$288,754,445

Class IB
Net asset value, offering and redemption price per share, $288,754,445 / 29,126,870 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.91

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $42,352 foreign withholding tax)	$999,539
Interest	218,111

Total income	1,217,650

EXPENSES
Investment management fees	613,975
Distribution fees - Class IB	204,658
Administrative fees	138,965
Professional fees	23,524
Printing and mailing expenses	7,240
Custodian fees	2,816
Trustees’ fees	1,642
Miscellaneous	497

Gross expenses	993,317
Less: Waiver from investment advisor	(10,921)

Net expenses	982,396

NET INVESTMENT INCOME (LOSS)	235,254

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,113,250
Futures	(1,254,423)
Foreign currency transactions	19,818

Net realized gain (loss)	(121,355)

Change in unrealized appreciation (depreciation) on:
Securities	355,791
Futures	660,077
Foreign currency translations	(33,714)

Net change in unrealized appreciation (depreciation)	982,154

NET REALIZED AND UNREALIZED GAIN (LOSS)	860,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,096,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	February 18, 2011* to December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$235,254	$240,569
Net realized gain (loss) on investments, futures and foreign currency transactions	(121,355)	7,416
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	982,154	66,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,096,053	314,273

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 22,690,061 and 6,905,481 shares]	225,891,267	66,106,210
Capital shares repurchased [ (434,102) and (34,570) shares]	(4,323,018)	(330,340)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	221,568,249	65,775,870

TOTAL INCREASE (DECREASE) IN NET ASSETS	222,664,302	66,090,143
NET ASSETS:
Beginning of period	66,090,143	—

End of period (a)	$288,754,445	$66,090,143

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$489,406	$254,152

* The Portfolio commenced operations on February 18, 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2012 (Unaudited)	February 18, 2011* to December 31, 2011
Net asset value, beginning of period	$9.62	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.28	(0.52)†

Total from investment operations	0.29	(0.38)

Net asset value, end of period	$9.91	$9.62

Total return (b)	3.01%	(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$288,754	$66,090
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.26%
Before waivers (a)(f)	1.21%	1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.29%	1.67%
Before waivers (a)(f)	0.27%	1.08%
Portfolio turnover rate	63%	131%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2012	% of Net Assets
Government Securities	69.2%
Corporate Bonds	29.0
Cash and Other	1.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,009.70	$4.35
Hypothetical (5% average return before expenses)	1,000.00	1,020.53	4.38
Class K
Actual	1,000.00	1,010.70	3.02
Hypothetical (5% average return before expenses)	1,000.00	1,021.86	3.03

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (29.0%)
Consumer Discretionary (1.8%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$31,000	$34,887

Automobiles (0.1%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	246,000	263,536

Hotels, Restaurants & Leisure (0.2%)
International Game Technology
7.500%, 6/15/19	23,000	27,363
Marriott International, Inc.
5.625%, 2/15/13	121,000	124,313
McDonald’s Corp.
4.300%, 3/1/13	92,000	94,334
5.350%, 3/1/18	127,000	152,539
3.500%, 7/15/20	17,000	18,475
Yum! Brands, Inc.
6.250%, 3/15/18	310,000	369,020

		786,044

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	38,000	40,807
Whirlpool Corp.
5.500%, 3/1/13	92,000	94,471
8.600%, 5/1/14	11,000	12,237

		147,515

Media (1.1%)
CBS Corp.
5.625%, 8/15/12	5,000	5,035
8.875%, 5/15/19	54,000	71,605
Comcast Corp.
5.300%, 1/15/14	154,000	163,460
5.900%, 3/15/16	559,000	641,273
5.700%, 7/1/19	61,000	71,989
COX Communications, Inc.
7.125%, 10/1/12	92,000	93,400
5.450%, 12/15/14	61,000	66,896
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	154,000	164,221
3.550%, 3/15/15	58,000	61,123
5.200%, 3/15/20	61,000	68,263
Discovery Communications LLC
5.050%, 6/1/20	150,000	170,970
NBCUniversal Media LLC
4.375%, 4/1/21	370,000	403,225
News America, Inc.
5.300%, 12/15/14	31,000	33,900
6.900%, 3/1/19	154,000	189,885
Omnicom Group, Inc.
6.250%, 7/15/19	77,000	91,252
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290,000	369,502
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	149,991
4.700%, 10/15/19	31,000	34,739

Time Warner Cable, Inc.
5.400%, 7/2/12	$61,000	$61,023
7.500%, 4/1/14	77,000	85,402
5.850%, 5/1/17	154,000	179,573
8.250%, 4/1/19	154,000	200,475
5.000%, 2/1/20	57,000	63,710
4.125%, 2/15/21	405,000	428,938
Time Warner, Inc.
5.875%, 11/15/16	267,000	311,352
4.700%, 1/15/21	120,000	133,351
Viacom, Inc.
4.375%, 9/15/14	77,000	82,290
5.625%, 9/15/19	61,000	71,870
4.500%, 3/1/21	90,000	100,066
Walt Disney Co.
4.500%, 12/15/13	154,000	162,485
6.000%, 7/17/17	154,000	189,008

		4,920,272

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	110,742
Nordstrom, Inc.
6.750%, 6/1/14	18,000	20,007
6.250%, 1/15/18	123,000	148,100
4.750%, 5/1/20	21,000	24,257
Target Corp.
5.125%, 1/15/13	184,000	188,642
3.875%, 7/15/20	135,000	148,844

		640,592

Specialty Retail (0.3%)
AutoZone, Inc.
5.750%, 1/15/15	77,000	84,751
Home Depot, Inc.
5.400%, 3/1/16	496,000	570,853
Lowe’s Cos., Inc.
5.600%, 9/15/12	92,000	92,920
5.400%, 10/15/16	105,000	121,618
4.625%, 4/15/20	61,000	68,596
Staples, Inc.
9.750%, 1/15/14	154,000	172,182
TJX Cos., Inc.
6.950%, 4/15/19	45,000	57,404

		1,168,324

Total Consumer Discretionary		7,961,170

Consumer Staples (2.5%)
Beverages (0.8%)
Anheuser-Busch Cos. LLC
4.950%, 1/15/14	277,000	294,165
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	123,000	123,834
4.125%, 1/15/15	100,000	107,478
5.375%, 1/15/20	466,000	555,314
Beam, Inc.
6.375%, 6/15/14	49,000	53,718
Bottling Group LLC
6.950%, 3/15/14	154,000	170,328
5.125%, 1/15/19	154,000	181,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Coca-Cola Co.
1.500%, 11/15/15	$395,000	$402,789
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	154,000	170,236
Diageo Capital plc
7.375%, 1/15/14	154,000	169,300
5.750%, 10/23/17	92,000	111,491
Diageo Finance B.V.
5.500%, 4/1/13	184,000	190,521
3.250%, 1/15/15	31,000	32,755
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	360,169
PepsiCo, Inc.
4.650%, 2/15/13	250,000	256,374
3.100%, 1/15/15	77,000	81,119
5.000%, 6/1/18	92,000	107,349
4.500%, 1/15/20	252,000	286,988

		3,655,162

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	109,408
CVS Caremark Corp.
3.250%, 5/18/15	46,000	48,581
6.125%, 8/15/16	89,000	104,584
5.750%, 6/1/17	92,000	108,523
6.600%, 3/15/19	77,000	96,309
4.750%, 5/18/20	46,000	52,611
Kroger Co.
3.900%, 10/1/15	61,000	65,705
6.150%, 1/15/20	304,000	363,399
Safeway, Inc.
6.350%, 8/15/17	92,000	102,536
5.000%, 8/15/19	154,000	160,007
Sysco Corp.
5.250%, 2/12/18	61,000	72,747
Walgreen Co.
4.875%, 8/1/13	92,000	96,034
Wal-Mart Stores, Inc.
4.550%, 5/1/13	224,000	231,504
1.500%, 10/25/15	130,000	132,950
5.800%, 2/15/18	547,000	672,385

		2,417,283

Food Products (0.5%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	75,000	77,519
Campbell Soup Co.
3.375%, 8/15/14	61,000	64,315
3.050%, 7/15/17	31,000	33,384
4.500%, 2/15/19	61,000	70,090
General Mills, Inc.
5.250%, 8/15/13	200,000	209,934
5.650%, 2/15/19	199,000	240,103
H.J. Heinz Co.
5.350%, 7/15/13	154,000	161,175
Ingredion, Inc.
3.200%, 11/1/15	31,000	32,237
4.625%, 11/1/20	31,000	33,546
Kellogg Co.
4.250%, 3/6/13	92,000	94,192
4.450%, 5/30/16	230,000	254,808

Kraft Foods, Inc.
4.125%, 2/9/16	$176,000	$191,278
6.125%, 2/1/18	246,000	294,538
5.375%, 2/10/20	247,000	291,183
Mead Johnson Nutrition Co.
3.500%, 11/1/14	31,000	32,348
4.900%, 11/1/19	46,000	52,323

		2,132,973

Household Products (0.3%)
Clorox Co.
5.000%, 3/1/13	154,000	158,201
3.550%, 11/1/15	31,000	32,738
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	19,302
Kimberly-Clark Corp.
6.125%, 8/1/17	407,000	495,167
Procter & Gamble Co.
1.800%, 11/15/15	485,000	500,185
4.850%, 12/15/15	92,000	104,103

		1,309,696

Tobacco (0.4%)
Altria Group, Inc.
9.700%, 11/10/18	154,000	212,505
9.250%, 8/6/19	307,000	425,103
Lorillard Tobacco Co.
8.125%, 6/23/19	48,000	59,409
6.875%, 5/1/20	46,000	54,269
Philip Morris International, Inc.
4.875%, 5/16/13	419,000	434,529
5.650%, 5/16/18	92,000	111,070
4.500%, 3/26/20	120,000	138,039
Reynolds American, Inc.
7.250%, 6/1/13	92,000	96,772
7.625%, 6/1/16	325,000	391,597

		1,923,293

Total Consumer Staples		11,438,407

Energy (2.1%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	20,000	23,792
Halliburton Co.
6.150%, 9/15/19	77,000	96,052
Rowan Cos., Inc.
7.875%, 8/1/19	40,000	48,261
Transocean, Inc.
4.950%, 11/15/15	77,000	83,327
6.000%, 3/15/18	31,000	34,604
6.500%, 11/15/20	61,000	69,285
Weatherford International Ltd.
6.000%, 3/15/18	92,000	104,656

		459,977

Oil, Gas & Consumable Fuels (2.0%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	287,381
Apache Corp.
5.250%, 4/15/13	31,000	32,160
3.625%, 2/1/21	105,000	113,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Buckeye Partners LP
5.500%, 8/15/19	$46,000	$46,816
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	354,798
Cenovus Energy, Inc.
4.500%, 9/15/14	154,000	164,475
5.700%, 10/15/19	92,000	108,311
Chevron Corp.
4.950%, 3/3/19	189,000	227,502
ConocoPhillips
5.750%, 2/1/19	335,000	411,043
6.000%, 1/15/20	154,000	193,601
Enbridge Energy Partners LP
5.200%, 3/15/20	9,000	10,387
EnCana Corp.
5.900%, 12/1/17	31,000	35,178
6.500%, 5/15/19	192,000	229,135
Energy Transfer Partners LP
6.700%, 7/1/18	215,000	246,121
9.700%, 3/15/19	69,000	89,312
Enterprise Products Operating LLC
9.750%, 1/31/14	154,000	174,120
5.600%, 10/15/14	240,000	263,688
6.300%, 9/15/17	154,000	183,736
EOG Resources, Inc.
6.875%, 10/1/18	31,000	39,259
5.625%, 6/1/19	38,000	45,291
4.100%, 2/1/21	155,000	172,799
EQT Corp.
8.125%, 6/1/19	38,000	45,580
Hess Corp.
8.125%, 2/15/19	230,000	295,376
Husky Energy, Inc.
5.900%, 6/15/14	32,000	34,774
Kinder Morgan Energy Partners LP
9.000%, 2/1/19	307,000	399,733
6.850%, 2/15/20	9,000	10,829
5.300%, 9/15/20	23,000	25,409
Magellan Midstream Partners LP
6.550%, 7/15/19	38,000	45,881
4.250%, 2/1/21	31,000	33,431
Marathon Oil Corp.
5.900%, 3/15/18	71,000	84,536
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	104,889
Nabors Industries, Inc.
9.250%, 1/15/19	274,000	358,693
Nexen, Inc.
6.200%, 7/30/19	25,000	28,892
NuStar Logistics LP
4.800%, 9/1/20	61,000	61,573
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	85,633
ONEOK Partners LP
8.625%, 3/1/19	154,000	199,325
Petrobras International Finance Co.
3.875%, 1/27/16	95,000	98,386
5.875%, 3/1/18	92,000	101,797
7.875%, 3/15/19	92,000	112,018
5.750%, 1/20/20	307,000	337,430
5.375%, 1/27/21	90,000	97,458

Petro-Canada, Inc.
9.250%, 10/15/21	$92,000	$132,777
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	154,000	184,640
8.750%, 5/1/19	46,000	60,772
Shell International Finance B.V.
4.000%, 3/21/14	154,000	163,056
3.250%, 9/22/15	120,000	129,069
4.300%, 9/22/19	215,000	249,311
4.375%, 3/25/20	96,000	112,033
Spectra Energy Capital LLC
6.200%, 4/15/18	154,000	183,016
Statoil ASA
3.875%, 4/15/14	77,000	81,831
5.250%, 4/15/19	212,000	253,340
Talisman Energy, Inc.
7.750%, 6/1/19	28,000	34,692
Total Capital S.A.
2.300%, 3/15/16	330,000	342,372
TransCanada PipeLines Ltd.
7.125%, 1/15/19	192,000	246,664
3.800%, 10/1/20	275,000	300,682
Valero Energy Corp.
4.750%, 6/15/13	31,000	32,104
4.500%, 2/1/15	14,000	15,068
9.375%, 3/15/19	46,000	60,742
6.125%, 2/1/20	20,000	23,100
Williams Partners LP
3.800%, 2/15/15	31,000	32,649
5.250%, 3/15/20	179,000	202,416

		8,830,425

Total Energy		9,290,402

Financials (13.1%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	14,000	17,484
5.300%, 3/15/20	325,000	369,603
Bank of New York Mellon Corp.
4.950%, 11/1/12	184,000	186,814
5.125%, 8/27/13	270,000	284,075
4.300%, 5/15/14	45,000	48,132
5.450%, 5/15/19	200,000	236,330
Bear Stearns Cos. LLC
5.700%, 11/15/14	92,000	99,480
6.400%, 10/2/17	154,000	178,174
BlackRock, Inc.
3.500%, 12/10/14	77,000	81,580
5.000%, 12/10/19	77,000	88,132
Charles Schwab Corp.
4.950%, 6/1/14	15,000	16,091
Deutsche Bank AG/London
2.375%, 1/11/13	249,000	250,469
4.875%, 5/20/13	184,000	189,106
3.450%, 3/30/15	154,000	159,703
3.250%, 1/11/16	145,000	149,200
Goldman Sachs Group, Inc.
3.625%, 8/1/12	88,000	88,170
5.250%, 10/15/13	564,000	587,132
5.150%, 1/15/14	154,000	160,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

3.625%, 2/7/16	$685,000	$685,380
5.950%, 1/18/18	399,000	428,106
7.500%, 2/15/19	154,000	175,644
5.375%, 3/15/20	595,000	612,624
Jefferies Group, Inc.
8.500%, 7/15/19	154,000	166,974
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	1,001,000	1,119,699
Morgan Stanley
5.750%, 8/31/12	154,000	155,103
4.750%, 4/1/14	307,000	309,205
6.000%, 4/28/15	250,000	257,025
5.375%, 10/15/15	154,000	156,785
5.450%, 1/9/17	539,000	546,152
5.950%, 12/28/17	184,000	187,837
5.625%, 9/23/19	461,000	452,577
5.750%, 1/25/21	645,000	634,558
Nomura Holdings, Inc.
5.000%, 3/4/15	78,000	81,344
6.700%, 3/4/20	87,000	97,840
Northern Trust Corp.
4.625%, 5/1/14	20,000	21,436
Raymond James Financial, Inc.
8.600%, 8/15/19	61,000	74,634

		9,352,745

Commercial Banks (4.9%)
Bank of Nova Scotia
3.400%, 1/22/15	322,000	338,502
Barclays Bank plc
5.450%, 9/12/12	184,000	185,599
5.000%, 9/22/16	557,000	605,063
BB&T Corp.
3.375%, 9/25/13	92,000	94,836
3.950%, 4/29/16	46,000	50,151
4.900%, 6/30/17	307,000	339,547
BNP Paribas S.A.
3.600%, 2/23/16	465,000	470,228
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	92,000	92,859
Credit Suisse AG/New York
3.450%, 7/2/12	123,000	123,000
5.000%, 5/15/13	234,000	241,075
5.500%, 5/1/14	154,000	163,360
6.000%, 2/15/18	184,000	195,402
5.300%, 8/13/19	109,000	122,217
5.400%, 1/14/20	302,000	312,182
Fifth Third Bancorp
6.250%, 5/1/13	154,000	160,382
3.625%, 1/25/16	475,000	501,624
HSBC Bank USA/New York
4.625%, 4/1/14	184,000	192,022
KeyCorp
6.500%, 5/14/13	77,000	80,645
KfW
4.000%, 10/15/13	338,000	353,613
3.500%, 3/10/14	614,000	643,875
4.125%, 10/15/14	2,902,000	3,135,596
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	285,000	290,268
4.125%, 7/15/13	2,949,000	3,051,928
5.125%, 2/1/17	154,000	180,171

Oesterreichische Kontrollbank AG
4.750%, 10/16/12	$246,000	$248,770
5.000%, 4/25/17	2,854,000	3,279,938
PNC Funding Corp.
5.625%, 2/1/17	510,000	570,748
5.125%, 2/8/20	31,000	35,876
Royal Bank of Canada
2.100%, 7/29/13	61,000	62,053
2.625%, 12/15/15	380,000	395,028
Royal Bank of Scotland Group plc
6.400%, 10/21/19	135,000	143,376
Royal Bank of Scotland plc
6.125%, 1/11/21	230,000	252,181
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	154,000	178,761
U.S. Bancorp
2.000%, 6/14/13	455,000	461,594
4.200%, 5/15/14	77,000	81,904
2.450%, 7/27/15	465,000	484,034
UBS AG/Connecticut
2.250%, 8/12/13	250,000	251,613
5.875%, 7/15/16	170,000	178,531
5.875%, 12/20/17	307,000	343,373
4.875%, 8/4/20	250,000	268,020
Wachovia Corp.
5.500%, 5/1/13	154,000	159,985
5.250%, 8/1/14	307,000	326,844
5.750%, 2/1/18	344,000	405,396
Wells Fargo & Co.
3.750%, 10/1/14	246,000	259,332
3.676%, 6/15/16(e)	711,000	756,649
5.625%, 12/11/17	307,000	357,796
Westpac Banking Corp.
2.250%, 11/19/12	77,000	77,501
3.000%, 8/4/15	35,000	36,354
4.875%, 11/19/19	522,000	570,305

		22,110,107

Consumer Finance (1.5%)
Ally Financial, Inc.
1.750%, 10/30/12	184,000	184,938
2.200%, 12/19/12	307,000	309,783
American Express Co.
7.250%, 5/20/14	77,000	85,380
5.500%, 9/12/16	706,000	808,722
6.150%, 8/28/17	246,000	291,714
Capital One Financial Corp.
7.375%, 5/23/14	154,000	169,492
6.150%, 9/1/16	31,000	34,456
6.750%, 9/15/17	154,000	183,134
Caterpillar Financial Services Corp.
1.900%, 12/17/12	20,000	20,122
2.000%, 4/5/13	31,000	31,322
4.900%, 8/15/13	92,000	96,318
7.150%, 2/15/19	490,000	642,970
Discover Financial Services
10.250%, 7/15/19	80,000	102,400
Ford Motor Credit Co. LLC
3.000%, 6/12/17	1,320,000	1,313,400
HSBC Finance Corp.
5.500%, 1/19/16	195,000	211,829
6.676%, 1/15/21	376,000	406,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

John Deere Capital Corp.
5.250%, 10/1/12	$154,000	$155,834
5.100%, 1/15/13	265,000	271,506
PACCAR Financial Corp.
1.950%, 12/17/12	31,000	31,203
SLM Corp.
5.000%, 10/1/13	307,000	316,210
6.250%, 1/25/16	410,000	426,400
8.450%, 6/15/18	31,000	34,410
Toyota Motor Credit Corp.
1.375%, 8/12/13	232,000	234,022
2.800%, 1/11/16	230,000	241,996
4.250%, 1/11/21	230,000	256,230

		6,860,271

Diversified Financial Services (2.9%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	184,000	190,768
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	17,000	17,340
Bank of America Corp.
6.500%, 8/1/16	215,000	236,035
5.625%, 10/14/16	399,000	424,890
5.650%, 5/1/18	461,000	495,507
7.625%, 6/1/19	614,000	722,409
5.625%, 7/1/20	200,000	213,582
BP Capital Markets plc
3.625%, 5/8/14	61,000	63,965
3.875%, 3/10/15	107,000	114,869
3.125%, 10/1/15	115,000	122,230
4.500%, 10/1/20	610,000	690,277
Citigroup Funding, Inc.
1.875%, 10/22/12	154,000	154,778
Citigroup, Inc.
6.500%, 8/19/13	154,000	161,147
5.500%, 10/15/14	369,000	390,909
4.750%, 5/19/15	1,125,000	1,177,406
6.125%, 11/21/17	230,000	254,265
6.125%, 5/15/18	315,000	351,701
8.500%, 5/22/19	154,000	191,444
5.375%, 8/9/20	130,000	140,765
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	124,906
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	93,785
General Electric Capital Corp.
2.625%, 12/28/12	614,000	621,143
5.625%, 5/1/18	768,000	882,835
5.550%, 5/4/20	655,000	754,884
4.625%, 1/7/21	805,000	885,953
JPMorgan Chase & Co.
4.650%, 6/1/14	77,000	81,132
5.125%, 9/15/14	307,000	326,212
3.700%, 1/20/15	369,000	384,488
2.600%, 1/15/16	750,000	756,405
6.300%, 4/23/19	307,000	357,000
4.950%, 3/25/20	415,000	453,881
4.400%, 7/22/20	31,000	32,896
4.250%, 10/15/20	560,000	588,778
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	77,000	78,602
5.550%, 1/15/20	31,000	32,262

National Rural Utilities Cooperative Finance Corp.
5.500%, 7/1/13	$135,000	$141,460
3.050%, 3/1/16	90,000	95,618
5.450%, 2/1/18	31,000	36,741
ORIX Corp.
4.710%, 4/27/15	51,000	54,035
Private Export Funding Corp.
4.950%, 11/15/15	31,000	35,193
4.300%, 12/15/21	31,000	37,015
TECO Finance, Inc.
4.000%, 3/15/16	26,000	27,834
5.150%, 3/15/20	20,000	22,773
Unilever Capital Corp.
4.800%, 2/15/19	154,000	180,918

		13,201,036

Insurance (1.2%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	103,374
5.900%, 6/15/19	15,000	18,307
Aflac, Inc.
3.450%, 8/15/15	31,000	32,641
8.500%, 5/15/19	46,000	60,061
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	307,000	353,490
Allstate Corp.
6.200%, 5/16/14	77,000	84,262
American Financial Group, Inc./Ohio
9.875%, 6/15/19	31,000	40,070
American International Group, Inc.
5.050%, 10/1/15	246,000	260,765
5.850%, 1/16/18	334,000	367,334
8.250%, 8/15/18	276,000	333,225
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	130,673
5.400%, 5/15/18	508,000	596,018
Chubb Corp.
5.750%, 5/15/18	184,000	223,357
CNA Financial Corp.
7.350%, 11/15/19	14,000	16,470
5.875%, 8/15/20	92,000	100,766
Genworth Financial, Inc.
6.515%, 5/22/18	396,000	385,115
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	145,000	153,097
Lincoln National Corp.
8.750%, 7/1/19	320,000	403,201
6.250%, 2/15/20	15,000	16,892
Markel Corp.
7.125%, 9/30/19	61,000	70,672
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	184,000	197,152
MetLife, Inc.
7.717%, 2/15/19	307,000	388,827
4.750%, 2/8/21	175,000	194,404
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	46,000	48,066
Principal Life Income Funding Trusts
5.300%, 4/24/13	92,000	94,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Prudential Financial, Inc.
2.750%, 1/14/13	$31,000	$31,326
5.100%, 9/20/14	92,000	98,594
3.875%, 1/14/15	41,000	42,949
6.200%, 1/15/15	9,000	9,942
6.000%, 12/1/17	128,000	145,543
7.375%, 6/15/19	170,000	207,604
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	35,039

		5,244,118

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp.
4.625%, 4/1/15	23,000	24,455
4.500%, 1/15/18	95,000	100,086
5.050%, 9/1/20	61,000	64,372
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	70,204
6.100%, 3/15/20	61,000	73,316
Boston Properties LP
4.125%, 5/15/21	190,000	199,721
Digital Realty Trust LP
4.500%, 7/15/15	61,000	63,804
Duke Realty LP
5.950%, 2/15/17	28,000	31,036
Entertainment Properties Trust
7.750%, 7/15/20	31,000	34,188
ERP Operating LP
5.125%, 3/15/16	384,000	423,995
HCP, Inc.
5.650%, 12/15/13	92,000	96,504
3.750%, 2/1/16	95,000	98,576
6.000%, 1/30/17	100,000	112,033
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	150,751
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	95,000	98,154
6.500%, 1/17/17	31,000	33,958
Hospitality Properties Trust
7.875%, 8/15/14	77,000	83,448
Kimco Realty Corp.
6.875%, 10/1/19	61,000	72,877
Liberty Property LP
4.750%, 10/1/20	61,000	64,578
Mack-Cali Realty LP
7.750%, 8/15/19	61,000	74,688
Simon Property Group LP
4.200%, 2/1/15	28,000	29,609
5.250%, 12/1/16	172,000	194,090
5.650%, 2/1/20	77,000	90,457
4.375%, 3/1/21	180,000	194,326

		2,479,226

Real Estate Management & Development (0.0%)
ProLogis LP
7.625%, 8/15/14	54,000	59,374
6.250%, 3/15/17	23,000	26,003
6.875%, 3/15/20	3,000	3,597

		88,974

Thrifts & Mortgage Finance (0.0%)
Western Corporate Federal Credit Union
1.750%, 11/2/12	$92,000	$92,467

Total Financials		59,428,944

Health Care (1.8%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	92,000	99,368
5.700%, 2/1/19	92,000	108,332
4.500%, 3/15/20	15,000	16,496

		224,196

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
1.800%, 3/15/13	12,000	12,108
4.625%, 3/15/15	92,000	101,152
4.250%, 3/15/20	31,000	35,015
Covidien International Finance S.A.
1.875%, 6/15/13	61,000	61,564
6.000%, 10/15/17	184,000	221,153
Medtronic, Inc.
3.000%, 3/15/15	615,000	650,141
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	368,856
Stryker Corp.
3.000%, 1/15/15	31,000	32,601
4.375%, 1/15/20	31,000	35,290

		1,517,880

Health Care Providers & Services (0.3%)
Aetna, Inc.
6.000%, 6/15/16	92,000	106,785
Cigna Corp.
5.125%, 6/15/20	40,000	44,675
Express Scripts Holding Co.
6.250%, 6/15/14	307,000	335,514
McKesson Corp.
6.500%, 2/15/14	154,000	167,256
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	38,050
4.125%, 9/15/20	110,000	117,293
Quest Diagnostics, Inc.
4.750%, 1/30/20	28,000	31,076
UnitedHealth Group, Inc.
6.000%, 2/15/18	154,000	185,553
WellPoint, Inc.
6.000%, 2/15/14	154,000	165,691
7.000%, 2/15/19	307,000	380,975

		1,572,868

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
5.000%, 7/15/20	90,000	101,948
Life Technologies Corp.
5.000%, 1/15/21	70,000	77,860

		179,808

Pharmaceuticals (1.1%)
Abbott Laboratories
5.875%, 5/15/16	92,000	108,452
5.600%, 11/30/17	307,000	371,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

4.125%, 5/27/20	$155,000	$176,750
AstraZeneca plc
5.400%, 9/15/12	92,000	92,902
Bristol-Myers Squibb Co.
5.450%, 5/1/18	92,000	110,815
Eli Lilly and Co.
5.200%, 3/15/17	331,000	387,953
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	321,000	332,790
5.650%, 5/15/18	304,000	366,986
Hospira, Inc.
6.400%, 5/15/15	14,000	15,515
Johnson & Johnson
5.150%, 7/15/18	457,000	551,884
Merck & Co., Inc.
5.300%, 12/1/13	250,000	266,378
4.000%, 6/30/15	61,000	66,645
6.000%, 9/15/17	92,000	112,544
3.875%, 1/15/21	125,000	141,516
Novartis Capital Corp.
4.400%, 4/24/20	110,000	127,522
Novartis Securities Investment Ltd.
5.125%, 2/10/19	246,000	293,535
Pfizer, Inc.
4.500%, 2/15/14	154,000	163,601
5.350%, 3/15/15	154,000	171,983
6.200%, 3/15/19	136,000	170,972
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	364,472
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	64,000	68,043
6.125%, 8/15/19	52,000	59,680
Wyeth LLC
5.500%, 3/15/13	262,000	270,929

		4,793,728

Total Health Care		8,288,480

Industrials (1.7%)
Aerospace & Defense (0.4%)
Boeing Co.
5.125%, 2/15/13	195,000	200,602
3.500%, 2/15/15	215,000	229,825
General Dynamics Corp.
4.250%, 5/15/13	92,000	94,984
5.375%, 8/15/15	305,000	346,552
Goodrich Corp.
4.875%, 3/1/20	31,000	35,914
Honeywell International, Inc.
4.250%, 3/1/13	246,000	251,993
5.000%, 2/15/19	154,000	182,925
Lockheed Martin Corp.
4.250%, 11/15/19	107,000	118,858
Northrop Grumman Corp.
3.700%, 8/1/14	46,000	48,281
5.050%, 8/1/19	26,000	30,192
Raytheon Co.
6.400%, 12/15/18	92,000	114,724
4.400%, 2/15/20	31,000	35,215
Rockwell Collins, Inc.
5.250%, 7/15/19	15,000	17,625

United Technologies Corp.
5.375%, 12/15/17	$92,000	$110,199
6.125%, 2/1/19	154,000	190,291

		2,008,180

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	154,000	203,106
United Parcel Service, Inc.
4.500%, 1/15/13	187,000	191,045
3.125%, 1/15/21	95,000	101,345

		495,496

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	68,126	77,663
Delta Air Lines, Inc.
7.750%, 12/17/19	75,559	86,137

		163,800

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	307,000	335,802
8.125%, 7/15/18	31,000	36,843

		372,645

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	32,943
Dartmouth College
4.750%, 6/1/19	15,000	17,682
Johns Hopkins University
5.250%, 7/1/19	69,000	82,764
Pitney Bowes, Inc.
4.750%, 1/15/16	461,000	467,915
5.750%, 9/15/17	71,000	74,018
Republic Services, Inc.
5.500%, 9/15/19	96,000	111,979
Vanderbilt University
5.250%, 4/1/19	77,000	92,071
Waste Management, Inc.
5.000%, 3/15/14	31,000	32,897
6.100%, 3/15/18	154,000	182,194
Yale University
2.900%, 10/15/14	77,000	80,712

		1,175,175

Electrical Equipment (0.1%)
Emerson Electric Co.
4.125%, 4/15/15	31,000	33,585
4.875%, 10/15/19	230,000	273,499

		307,084

Industrial Conglomerates (0.3%)
3M Co.
4.375%, 8/15/13	31,000	32,381
Cooper U.S., Inc.
5.250%, 11/15/12	31,000	31,507
Danaher Corp.
5.625%, 1/15/18	154,000	185,044
General Electric Co.
5.250%, 12/6/17	230,000	267,713

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	$154,000	$187,007
Tyco Electronics Group S.A.
6.000%, 10/1/12	138,000	139,636
Tyco International Finance S.A.
6.000%, 11/15/13	92,000	98,103
4.125%, 10/15/14	46,000	48,971
3.375%, 10/15/15	31,000	32,908
8.500%, 1/15/19	92,000	125,271

		1,148,541

Machinery (0.1%)
Eaton Corp.
6.950%, 3/20/19	285,000	363,508
Harsco Corp.
2.700%, 10/15/15	31,000	30,948
Snap-on, Inc.
6.125%, 9/1/21	61,000	73,930

		468,386

Professional Services (0.0%)
Equifax, Inc.
4.450%, 12/1/14	31,000	32,822

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	154,000	182,403
4.700%, 10/1/19	100,000	113,032
Canadian National Railway Co.
5.550%, 3/1/19	154,000	186,516
Canadian Pacific Railway Co.
7.250%, 5/15/19	20,000	24,651
CSX Corp.
6.250%, 4/1/15	126,000	143,339
7.375%, 2/1/19	117,000	149,253
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	31,944
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	76,614
5.750%, 4/1/18	154,000	182,304
5.900%, 6/15/19	20,000	24,382
Ryder System, Inc.
3.600%, 3/1/16	61,000	63,998
Union Pacific Corp.
6.125%, 2/15/20	79,000	98,006
4.000%, 2/1/21	90,000	99,376

		1,375,818

Total Industrials		7,547,947

Information Technology (1.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	348,040
4.950%, 2/15/19	169,000	199,645
Motorola Solutions, Inc.
6.000%, 11/15/17	92,000	104,553

		652,238

Computers & Peripherals (0.3%)
Dell, Inc.
5.625%, 4/15/14	61,000	65,854

2.300%, 9/10/15	$140,000	$144,157
5.875%, 6/15/19	31,000	36,581
Hewlett-Packard Co.
4.500%, 3/1/13	184,000	187,612
6.125%, 3/1/14	286,000	306,459
4.750%, 6/2/14	92,000	97,082
3.750%, 12/1/20	345,000	342,649

		1,180,394

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	31,000	33,350
Arrow Electronics, Inc.
6.000%, 4/1/20	46,000	50,795
Corning, Inc.
6.625%, 5/15/19	6,000	7,433
4.250%, 8/15/20	20,000	21,935

		113,513

IT Services (0.4%)
Computer Sciences Corp.
5.500%, 3/15/13	77,000	78,882
Fiserv, Inc.
3.125%, 10/1/15	380,000	392,753
International Business Machines Corp.
4.750%, 11/29/12	92,000	93,622
5.700%, 9/14/17	621,000	745,338
Western Union Co.
5.930%, 10/1/16	310,000	357,800

		1,668,395

Office Electronics (0.2%)
Xerox Corp.
8.250%, 5/15/14	29,000	32,430
4.250%, 2/15/15	77,000	80,825
6.350%, 5/15/18	92,000	107,492
5.625%, 12/15/19	406,000	456,693

		677,440

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	77,000	83,671
Maxim Integrated Products, Inc.
3.450%, 6/14/13	31,000	31,752

		115,423

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	31,000	32,489
4.750%, 2/1/20	38,000	42,682
Microsoft Corp.
2.950%, 6/1/14	58,000	60,644
2.500%, 2/8/16	285,000	302,200
4.200%, 6/1/19	54,000	62,440
Oracle Corp.
5.250%, 1/15/16	343,000	390,397
5.750%, 4/15/18	91,000	110,619

		1,001,471

Total Information Technology		5,408,874

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Materials (1.5%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	$61,000	$69,666
Airgas, Inc.
2.850%, 10/1/13	31,000	31,608
Cabot Corp.
5.000%, 10/1/16	61,000	67,800
Dow Chemical Co.
8.550%, 5/15/19	490,000	651,755
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	207,000	216,450
3.250%, 1/15/15	77,000	81,757
5.250%, 12/15/16	201,000	236,065
4.625%, 1/15/20	31,000	36,217
Monsanto Co.
7.375%, 8/15/12	31,000	31,244
5.125%, 4/15/18	31,000	36,646
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	25,000	26,985
3.750%, 9/30/15	25,000	26,767
6.500%, 5/15/19	20,000	25,162
4.875%, 3/30/20	96,000	111,257
PPG Industries, Inc.
3.600%, 11/15/20	110,000	116,017
Praxair, Inc.
2.125%, 6/14/13	31,000	31,462
4.625%, 3/30/15	154,000	169,894
Rohm & Haas Co.
5.600%, 3/15/13	246,000	253,233
Sherwin-Williams Co.
3.125%, 12/15/14	77,000	80,920
Valspar Corp.
7.250%, 6/15/19	61,000	73,801

		2,374,706

Containers & Packaging (0.1%)
Bemis Co., Inc.
5.650%, 8/1/14	17,000	18,425
6.800%, 8/1/19	14,000	16,758
Packaging Corp. of America
5.750%, 8/1/13	267,000	279,015

		314,198

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18	307,000	348,404
Allegheny Technologies, Inc.
9.375%, 6/1/19	46,000	58,948
ArcelorMittal S.A.
5.375%, 6/1/13	267,000	275,226
9.000%, 2/15/15	69,000	77,920
6.125%, 6/1/18	107,000	107,854
9.850%, 6/1/19	77,000	91,352
Barrick Gold Corp.
6.950%, 4/1/19	302,000	376,664
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	212,000	218,901
5.500%, 4/1/14	154,000	166,595
5.250%, 12/15/15	205,000	233,777
5.400%, 3/29/17	61,000	71,196
3.250%, 11/21/21	190,000	198,290

Cliffs Natural Resources, Inc.
4.800%, 10/1/20	$17,000	$16,705
Newmont Mining Corp.
5.125%, 10/1/19	92,000	104,087
Nucor Corp.
5.750%, 12/1/17	92,000	110,492
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	272,000	286,140
8.950%, 5/1/14	97,000	110,676
6.500%, 7/15/18	92,000	113,181
9.000%, 5/1/19	154,000	210,617
Southern Copper Corp.
5.375%, 4/16/20	17,000	18,737
Teck Resources Ltd.
4.500%, 1/15/21	160,000	167,600
Vale Overseas Ltd.
6.250%, 1/23/17	154,000	174,599

		3,537,961

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15	181,000	196,569
7.500%, 8/15/21	288,000	364,077

		560,646

Total Materials		6,787,511

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
5.100%, 9/15/14	92,000	99,961
5.625%, 6/15/16	629,000	728,160
5.800%, 2/15/19	601,000	731,086
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	154,000	160,948
4.875%, 7/8/14	77,000	81,771
France Telecom S.A.
4.375%, 7/8/14	154,000	162,056
5.375%, 7/8/19	345,000	392,757
Qwest Corp.
8.375%, 5/1/16	51,000	60,307
Telecom Italia Capital S.A.
5.250%, 11/15/13	242,000	240,824
6.175%, 6/18/14	61,000	62,031
5.250%, 10/1/15	244,000	239,623
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	330,000	325,460
4.949%, 1/15/15	40,000	37,990
5.877%, 7/15/19	60,000	53,681
5.134%, 4/27/20	81,000	70,066
5.462%, 2/16/21	50,000	43,187
Verizon Communications, Inc.
5.500%, 2/15/18	107,000	127,261
6.100%, 4/15/18	92,000	110,791
6.350%, 4/1/19	654,000	816,803

		4,544,763

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	355,000	377,858
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	180,000	245,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Rogers Communications, Inc.
6.800%, 8/15/18	$229,000	$283,380
Vodafone Group plc
5.000%, 12/16/13	272,000	287,726
4.150%, 6/10/14	123,000	130,297
5.750%, 3/15/16	265,000	305,363
5.625%, 2/27/17	184,000	214,627

		1,844,959

Total Telecommunication Services		6,389,722

Utilities (1.9%)
Electric Utilities (1.3%)
Arizona Public Service Co.
8.750%, 3/1/19	154,000	203,562
Baltimore Gas & Electric Co.
6.125%, 7/1/13	154,000	161,452
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	154,000	169,000
Commonwealth Edison Co.
4.000%, 8/1/20	49,000	54,118
Consumers Energy Co.
6.700%, 9/15/19	154,000	198,495
Duke Energy Carolinas LLC
7.000%, 11/15/18	154,000	199,468
Duke Energy Corp.
5.650%, 6/15/13	184,000	192,170
3.350%, 4/1/15	31,000	32,809
Duke Energy Indiana, Inc.
3.750%, 7/15/20	105,000	115,137
Duke Energy Ohio, Inc.
5.700%, 9/15/12	92,000	92,825
Exelon Corp.
4.900%, 6/15/15	137,000	148,866
FirstEnergy Solutions Corp.
4.800%, 2/15/15	91,000	96,905
6.050%, 8/15/21	123,000	134,147
Florida Power Corp.
5.650%, 6/15/18	154,000	185,476
4.550%, 4/1/20	15,000	17,236
Georgia Power Co.
4.250%, 12/1/19	257,000	291,716
Indiana Michigan Power Co.
7.000%, 3/15/19	154,000	193,045
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	69,000	69,050
5.875%, 10/1/12	184,000	186,223
Nevada Power Co.
6.500%, 8/1/18	92,000	113,030
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	15,000	15,345
6.000%, 3/1/19	169,000	198,601
Northern States Power Co.
1.950%, 8/15/15	31,000	31,734
5.250%, 3/1/18	92,000	109,241
Ohio Power Co.
5.500%, 3/1/13	92,000	94,563
Oncor Electric Delivery Co. LLC
7.000%, 9/1/22	154,000	186,505
Pacific Gas & Electric Co.
8.250%, 10/15/18	307,000	414,917

PacifiCorp
5.650%, 7/15/18	$154,000	$185,475
Portland General Electric Co.
6.100%, 4/15/19	77,000	95,868
Progress Energy, Inc.
5.625%, 1/15/16	240,000	272,696
Public Service Co. of Colorado
5.125%, 6/1/19	15,000	17,813
Public Service Co. of Oklahoma
5.150%, 12/1/19	23,000	26,765
Public Service Electric & Gas Co.
5.375%, 9/1/13	92,000	96,864
5.300%, 5/1/18	154,000	183,240
Southern California Edison Co.
5.750%, 3/15/14	184,000	198,950
Southern Co.
4.150%, 5/15/14	23,000	24,380
Tampa Electric Co.
6.100%, 5/15/18	31,000	37,656
Union Electric Co.
6.700%, 2/1/19	127,000	159,073
Virginia Electric & Power Co.
Series A 4.750%, 3/1/13	237,000	243,315
5.400%, 1/15/16	225,000	256,082
Series B 5.000%, 6/30/19	61,000	72,448
Wisconsin Electric Power Co.
4.250%, 12/15/19	31,000	35,224
Wisconsin Power & Light Co.
5.000%, 7/15/19	31,000	36,260

		5,847,745

Gas Utilities (0.1%)
Boardwalk Pipelines LP
5.750%, 9/15/19	61,000	66,500
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	154,000	181,538
4.500%, 1/15/21	79,000	87,018
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	176,157

		511,213

Independent Power Producers & Energy Traders (0.2%)
Exelon Generation Co. LLC
6.200%, 10/1/17	154,000	175,921
PPL Energy Supply LLC
6.200%, 5/15/16	220,000	244,980
6.500%, 5/1/18	31,000	35,844
PSEG Power LLC
2.500%, 4/15/13	23,000	23,324
5.125%, 4/15/20	25,000	27,566
Tennessee Valley Authority
5.500%, 7/18/17	184,000	224,960

		732,595

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	31,000	32,772
Avista Corp.
5.125%, 4/1/22	35,000	42,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Consolidated Edison Co. of New York, Inc.
Series 02-B 7.125%, 12/1/18	$307,000	$396,710
Dominion Resources, Inc.
5.000%, 12/1/14	92,000	99,670
DTE Energy Co.
7.625%, 5/15/14	23,000	25,656
6.350%, 6/1/16	92,000	106,462
National Grid plc
6.300%, 8/1/16	154,000	177,304
NiSource Finance Corp.
5.450%, 9/15/20	31,000	34,923
6.125%, 3/1/22	31,000	36,125
NSTAR LLC
4.500%, 11/15/19	31,000	35,713
Sempra Energy
6.000%, 2/1/13	92,000	94,724
6.500%, 6/1/16	181,000	214,793

		1,297,740

Total Utilities		8,389,293

Total Corporate Bonds		130,930,750

Government Securities (69.2%)
Foreign Governments (3.6%)
Canadian Government Bond
2.375%, 9/10/14	215,000	224,157
Export Development Canada
1.750%, 9/24/12	307,000	308,046
3.500%, 5/16/13	2,984,000	3,065,415
Export-Import Bank of Korea
8.125%, 1/21/14	2,756,000	3,009,552
Federative Republic of Brazil
10.250%, 6/17/13	307,000	332,327
6.000%, 1/17/17	2,355,000	2,776,545
8.000%, 1/15/18	256,000	297,600
8.875%, 10/14/19	246,000	346,860
Japan Finance Corp.
4.250%, 6/18/13	184,000	190,130
Korea Development Bank
5.300%, 1/17/13	184,000	187,588
Province of British Columbia
2.850%, 6/15/15	46,000	48,876
Province of Nova Scotia
5.125%, 1/26/17	92,000	107,610
Province of Ontario
4.100%, 6/16/14	307,000	327,151
4.950%, 11/28/16	184,000	212,775
4.000%, 10/7/19	123,000	139,835
Province of Quebec
4.875%, 5/5/14	184,000	198,196
4.625%, 5/14/18	184,000	215,091
Republic of Chile
5.500%, 1/15/13	154,000	157,590
Republic of Italy
4.375%, 6/15/13	307,000	308,176
5.250%, 9/20/16	399,000	394,731
Republic of Korea
5.750%, 4/16/14	154,000	165,735
7.125%, 4/16/19	154,000	195,331

Republic of Panama
5.200%, 1/30/20	$462,000	$539,385
Republic of Peru
8.375%, 5/3/16	230,000	283,360
7.125%, 3/30/19	77,000	98,945
Republic of Poland
5.000%, 10/19/15	307,000	335,781
6.375%, 7/15/19	43,000	50,633
Republic of South Africa
5.875%, 5/30/22	215,000	256,119
State of Israel
5.125%, 3/1/14	31,000	32,821
5.125%, 3/26/19	138,000	156,975
Svensk Exportkredit AB
5.125%, 3/1/17	92,000	105,935
United Mexican States
6.375%, 1/16/13	92,000	94,576
5.875%, 2/17/14	230,000	246,100
5.625%, 1/15/17	338,000	393,263
5.950%, 3/19/19	307,000	373,005

		16,176,215

Municipal Bonds (0.7%)
Bay Area Toll Authority California State
6.793%, 4/1/30	31,000	39,161
6.918%, 4/1/40	31,000	42,433
6.263%, 4/1/49	92,000	122,646
7.043%, 4/1/50	61,000	86,282
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	61,000	76,782
City & County of Denver, Colorado
5.650%, 8/1/30	31,000	35,176
City of Chicago, Illinois
6.845%, 1/1/38	38,000	43,341
6.395%, 1/1/40	21,000	26,610
Clark County, Nevada Airport
6.881%, 7/1/42	61,000	69,762
Los Angeles, California Community College District
6.600%, 8/1/42	31,000	40,792
6.750%, 8/1/49	61,000	80,814
Los Angeles, California Unified School District
5.755%, 7/1/29	31,000	35,961
5.750%, 7/1/34	77,000	90,269
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	45,000	53,299
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	46,000	52,854
Metropolitan Transportation Authority
6.548%, 11/15/31	31,000	38,197
6.648%, 11/15/39	31,000	39,078
6.668%, 11/15/39	23,000	29,485
Metropolitan Washington Airports Authority
7.462%, 10/1/46	89,000	105,570
Municipal Electric Authority of Georgia
6.637%, 4/1/57	38,000	44,087
7.055%, 4/1/57	61,000	64,523
New Jersey Economic Development Authority
7.425%, 2/15/29	138,000	169,188

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

New Jersey Transportation Trust Fund Authority
6.561%, 12/15/40	$31,000	$41,549
New York City Municipal Water Finance Authority
5.724%, 6/15/42	38,000	49,336
6.011%, 6/15/42	11,000	14,564
New York City Transitional Finance Authority
5.508%, 8/1/37	92,000	111,605
New York State Dormitory Authority
5.500%, 3/15/30	31,000	37,476
5.600%, 3/15/40	31,000	39,291
New York State Urban Development Corp.
5.770%, 3/15/39	18,000	21,846
North Texas Tollway Authority
6.718%, 1/1/49	88,000	117,641
Ohio State University
4.910%, 6/1/40	61,000	73,234
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	69,000	81,572
5.561%, 12/1/49	92,000	109,778
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	18,000	20,886
San Diego County, California Water Authority
6.138%, 5/1/49	31,000	41,039
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	123,000	154,440
State of California
7.350%, 11/1/39	61,000	76,170
State of Georgia
4.503%, 11/1/25	31,000	35,566
State of Illinois
3.321%, 1/1/13	31,000	31,388
4.071%, 1/1/14	31,000	31,990
4.421%, 1/1/15	31,000	32,590
State of Massachusetts
5.456%, 12/1/39	77,000	96,215
State of New York
5.206%, 10/1/31	46,000	51,818
State of Washington
5.090%, 8/1/33	31,000	36,403
5.481%, 8/1/39	61,000	77,053
5.140%, 8/1/40	31,000	37,672
University of Texas
4.794%, 8/15/46	55,000	65,710
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	123,000	149,039

		3,022,181

Supranational (2.0%)
Asian Development Bank
4.250%, 10/20/14	759,000	822,153
5.500%, 6/27/16	307,000	362,748
Corp. Andina de Fomento
5.750%, 1/12/17	154,000	173,025
8.125%, 6/4/19	46,000	57,989
European Investment Bank
1.750%, 9/14/12	307,000	307,764
3.250%, 5/15/13	307,000	313,901
4.250%, 7/15/13	971,000	1,006,753
3.000%, 4/8/14	307,000	319,117

3.125%, 6/4/14	$154,000	$160,945
2.875%, 1/15/15	307,000	322,528
4.875%, 1/17/17	1,379,000	1,588,827
5.125%, 5/30/17	399,000	466,978
Inter-American Development Bank
4.375%, 9/20/12	184,000	185,587
4.750%, 10/19/12	307,000	310,969
3.500%, 3/15/13	307,000	313,553
5.125%, 9/13/16	107,000	125,946
3.875%, 2/14/20	307,000	360,204
International Bank for Reconstruction & Development
5.000%, 4/1/16	959,000	1,108,103
International Finance Corp.
3.000%, 4/22/14	787,000	822,299
Nordic Investment Bank
3.625%, 6/17/13	184,000	189,518

		9,318,907

U.S. Government Agencies (27.4%)
Federal Farm Credit Bank
1.875%, 12/7/12	92,000	92,662
2.625%, 4/17/14	307,000	319,278
Federal Home Loan Bank
1.750%, 8/22/12	18,274,000	18,316,617
4.500%, 11/15/12	614,000	623,839
1.625%, 11/21/12	200,000	201,092
1.625%, 3/20/13	154,000	155,559
5.375%, 6/14/13	3,075,000	3,224,757
1.875%, 6/21/13	5,424,000	5,508,746
5.125%, 8/14/13	399,000	420,668
4.000%, 9/6/13	491,000	512,382
0.375%, 11/27/13	6,515,000	6,517,327
5.250%, 6/18/14	1,228,000	1,344,517
5.500%, 8/13/14	399,000	440,314
4.750%, 12/16/16	154,000	180,704
4.875%, 5/17/17	461,000	550,079
5.000%, 11/17/17	614,000	741,564
5.500%, 7/15/36	92,000	124,469
Federal Home Loan Mortgage Corp.
1.375%, 1/9/13	614,000	617,758
0.750%, 3/28/13	6,915,000	6,942,002
1.625%, 4/15/13	22,315,000	22,557,957
3.500%, 5/29/13	4,210,000	4,335,619
0.375%, 10/30/13	3,585,000	3,587,265
4.500%, 1/15/14	1,536,000	1,633,966
2.500%, 4/23/14	307,000	318,631
5.000%, 7/15/14	614,000	670,834
2.875%, 2/9/15	230,000	244,367
4.750%, 11/17/15	921,000	1,045,288
5.500%, 7/18/16	307,000	365,100
5.000%, 4/18/17	123,000	146,278
Federal National Mortgage Association
1.750%, 8/10/12	614,000	615,098
1.750%, 2/22/13	6,054,000	6,114,058
4.375%, 3/15/13	2,735,000	2,815,563
1.750%, 5/7/13	5,280,000	5,347,175
0.500%, 8/9/13	7,225,000	7,242,819
1.125%, 9/30/13	921,000	929,717
1.125%, 10/8/13	61,000	61,641
1.000%, 10/15/13	61,000	61,554
2.750%, 2/5/14	921,000	956,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

1.350%, 2/24/14	$61,000		$61,984
3.000%, 9/16/14	307,000		324,150
2.625%, 11/20/14	230,000		241,884
2.150%, 8/4/15	31,000		32,539
1.875%, 10/15/15	61,000		63,341
4.375%, 10/15/15	921,000		1,031,871
2.375%, 4/11/16	14,705,000		15,618,344
5.000%, 2/13/17	307,000		364,192
5.000%, 5/11/17	491,000		585,432

			124,207,194

U.S. Treasuries (35.5%)
U.S. Treasury Bonds
11.250%, 2/15/15	522,000		669,144
U.S. Treasury Notes
0.375%, 10/31/12	31,175,000		31,198,260
0.625%, 12/31/12	31,115,000		31,182,821
0.750%, 3/31/13	28,830,000		28,945,770
0.625%, 4/30/13	31,050,000		31,150,428
0.375%, 6/30/13	28,950,000		28,984,943
4.000%, 2/15/15	1,358,000		1,485,185
2.500%, 3/31/15	6,430,000		6,799,524

			160,416,075

Total Government Securities			313,140,572

Total Long-Term Debt Securities (98.2%) (Cost $428,736,523)		$444,071,322

Total Investments (98.2%) (Cost $428,736,523)		444,071,322
Other Assets Less Liabilities (1.8%)		8,120,547

Net Assets (100%)		$452,191,869

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $176,157 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2012. Maturity date disclosed is the ultimate maturity date.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	164	September-12	$21,739,048	$21,873,500	$(134,452)
2 Year U.S. Treasury Notes	176	September-12	38,767,730	38,753,000	14,730
5 Year U.S. Treasury Notes	474	September-12	58,653,910	58,761,188	(107,278)

					$(227,000)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$7,961,170	$—	$7,961,170
Consumer Staples	—	11,438,407	—	11,438,407
Energy	—	9,290,402	—	9,290,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Financials	$—	$59,428,944	$—	$59,428,944
Health Care	—	8,288,480	—	8,288,480
Industrials	—	7,547,947	—	7,547,947
Information Technology	—	5,408,874	—	5,408,874
Materials	—	6,787,511	—	6,787,511
Telecommunication Services	—	6,389,722	—	6,389,722
Utilities	—	8,389,293	—	8,389,293
Futures	14,730	—	—	14,730
Government Securities
Foreign Governments	—	16,176,215	—	16,176,215
Municipal Bonds	—	3,022,181	—	3,022,181
Supranational	—	9,318,907	—	9,318,907
U.S. Government Agencies	—	124,207,194	—	124,207,194
U.S. Treasuries	—	160,416,075	—	160,416,075

Total Assets	$14,730	$444,071,322	$—	$444,086,052

Liabilities:
Futures	$(241,730)	$—	$—	$(241,730)

Total Liabilities	$(241,730)	$—	$—	$(241,730)

Total	$(227,000)	$444,071,322	$—	$443,844,322

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$14,730	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$14,730

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(241,730	)*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(241,730)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(3,377,664)	$—	$—	$(3,377,664)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(3,377,664)	$—	$—	$(3,377,664)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$2,304,015	$—	$—	$2,304,015
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,304,015	$—	$—	$2,304,015

The Portfolio held futures contracts with an average notional balance of approximately $261,001,000 during the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance return.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$130,460,316
Long-term U.S. Treasury securities	89,184,108

$219,644,424

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$159,685,285
Long-term U.S. Treasury securities	260,966,312

$420,651,597

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,480,033
Aggregate gross unrealized depreciation	(158,561)

Net unrealized appreciation	$15,321,472

Federal income tax cost of investments	$428,749,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $428,736,523)	$444,071,322
Cash	4,016,025
Dividends, interest and other receivables	2,888,998
Due from broker for futures variation margin	732,076
Receivable from Separate Accounts for Trust shares sold	709,738
Other assets	1,138

Total assets	452,419,297

LIABILITIES
Investment management fees payable	164,496
Administrative fees payable	39,513
Payable to Separate Accounts for Trust shares redeemed	216
Distribution fees payable - Class IA	2
Accrued expenses	23,201

Total liabilities	227,428

NET ASSETS	$452,191,869

Net assets were comprised of:
Paid in capital	$467,706,744
Accumulated undistributed net investment income (loss)	3,864,676
Accumulated undistributed net realized gain (loss) on investments and futures	(34,487,350)
Net unrealized appreciation (depreciation) on investments and futures	15,107,799

Net assets	$452,191,869

Class IA
Net asset value, offering and redemption price per share, $9,751 / 1,037 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.40

Class K
Net asset value, offering and redemption price per share, $452,182,118 / 48,017,242 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$5,247,209

EXPENSES
Investment management fees	1,030,482
Administrative fees	247,672
Professional fees	30,286
Printing and mailing expenses	21,876
Custodian fees	10,940
Trustees’ fees	7,757
Distribution fees - Class IA	13
Miscellaneous	33,507

Total expenses	1,382,533

NET INVESTMENT INCOME (LOSS)	3,864,676

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	25,142,829
Futures	(3,377,664)

Net realized gain (loss)	21,765,165

Change in unrealized appreciation (depreciation) on:
Securities	(21,980,846)
Futures	2,304,015

Net change in unrealized appreciation (depreciation)	(19,676,831)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,088,334

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,953,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,864,676	$20,199,086
Net realized gain (loss) on investments and futures	21,765,165	(54,523,074)
Net change in unrealized appreciation (depreciation) on investments and futures	(19,676,831)	16,957,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,953,010	(17,366,040)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(45,660)
Class K†	—	(21,319,225)

TOTAL DIVIDENDS	—	(21,364,885)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 12,801,350 shares, respectively ]	—	124,796,236
Capital shares issued in reinvestment of dividends [ 0 and 4,740 shares, respectively ]	—	45,660
Capital shares repurchased [ 0 and (132,942,520) shares, respectively ]	—	(1,281,853,160	)(z)

Total Class IA transactions	—	(1,157,011,265)

Class K†
Capital shares sold [ 10,394,622 and 113,380,682 shares, respectively ]	97,782,781	1,092,101,070	(z)
Capital shares issued in reinvestment of dividends [ 0 and 2,290,644 shares, respectively ]	—	21,319,225
Capital shares repurchased [ (32,485,342) and (45,563,364) shares, respectively ]	(304,626,265)	(437,422,964)

Total Class K transactions	(206,843,484)	675,997,331

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(206,843,484)	(481,013,933)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(200,890,474)	(519,744,858)
NET ASSETS:
Beginning of period	653,082,343	1,172,827,201

End of period (a)	$452,191,869	$653,082,343

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,864,676	$—

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/AllianceBernstein Short-Term Bond Portfolio exchanged approximately 113,316,020 Class IA shares for approximately 113,316,020 Class K shares. This exchange amounted to approximately $1,091,476,638.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011	October 25, 2010* to December 31, 2010
Net asset value, beginning of period	$9.31		$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07	(e)	0.18 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	0.02		(0.33)	(0.24)

Total from investment operations	0.09		(0.15)	(0.20)

Less distributions:
Dividends from net investment income	—		(0.30)	(0.04)
Distributions from net realized gains	—		—	— #

Total dividends and distributions	—		(0.30)	(0.04)

Net asset value, end of period	$9.40		$9.31	$9.76

Total return (b)	0.97%		(1.52)%	(1.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10		$10	$1,172,827
Ratio of expenses to average net assets (a)	0.85	%(c)	0.62%	0.64%
Ratio of net investment income (loss) to average net assets (a)	1.40%		1.82%	2.16%
Portfolio turnover rate	48%		87%	17%

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.32	$9.63

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments and futures	0.02	(0.07)

Total from investment operations	0.10	(0.01)

Less distributions:
Dividends from net investment income	—	(0.30)

Net asset value, end of period	$9.42	$9.32

Total return (b)	1.07%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$452,182	$653,073
Ratio of expenses to average net assets (a)	0.60%	0.61%
Ratio of net investment income (loss) to average net assets (a)	1.69%	1.88%
Portfolio turnover rate	48%	87%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Industrials	20.4%
Information Technology	19.5
Consumer Discretionary	16.1
Health Care	14.3
Financials	14.2
Energy	6.4
Materials	3.0
Consumer Staples	1.8
Utilities	1.8
Telecommunication Services	1.0
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,084.10	$5.73
Hypothetical (5% average return before expenses)	1,000.00	1,019.36	5.56
Class IB
Actual	1,000.00	1,084.60	5.74
Hypothetical (5% average return before expenses)	1,000.00	1,019.36	5.56
Class K
Actual	1,000.00	1,085.40	4.44
Hypothetical (5% average return before expenses)	1,000.00	1,020.60	4.30

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.11%, 1.11% and 0.86%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.1%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$494,079
Amerigon, Inc.*	19,800	227,502
Cooper Tire & Rubber Co.	42,100	738,434
Dana Holding Corp.	105,000	1,345,050
Dorman Products, Inc.*	30,079	754,682
Drew Industries, Inc.*	18,900	526,365
Exide Technologies, Inc.*	62,200	208,992
Federal-Mogul Corp.*	15,738	173,118
Fuel Systems Solutions, Inc.*	16,100	268,709
Modine Manufacturing Co.*	32,200	223,146
Motorcar Parts of America, Inc.*	993	4,459
Shiloh Industries, Inc.	18,700	215,050
Spartan Motors, Inc.	2,400	12,576
Standard Motor Products, Inc.	18,800	264,704
Stoneridge, Inc.*	21,900	149,139
Superior Industries International, Inc.	16,600	271,742
Tenneco, Inc.*	46,300	1,241,766
Tower International, Inc.*	14,100	148,050

		7,267,563

Automobiles (0.0%)
Winnebago Industries, Inc.*	16,200	165,078

Distributors (0.9%)
Core-Mark Holding Co., Inc.	6,900	332,166
LKQ Corp.*	386,450	12,907,430
Pool Corp.	36,300	1,468,698
VOXX International Corp.*	24,200	225,544
Weyco Group, Inc.	7,500	173,850

		15,107,688

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	12,150	388,800
Ascent Capital Group, Inc., Class A*	9,400	486,450
Bridgepoint Education, Inc.*	14,000	305,200
Cambium Learning Group, Inc.*	27,130	25,773
Capella Education Co.*	11,050	384,098
Career Education Corp.*	28,459	190,391
Coinstar, Inc.*	26,950	1,850,387
Corinthian Colleges, Inc.*	70,900	204,901
Education Management Corp.*	28,555	198,457
Grand Canyon Education, Inc.*	27,481	575,452
Hillenbrand, Inc.	45,000	827,100
K12, Inc.*	15,800	368,140
Lincoln Educational Services Corp.	26,500	172,250
Mac-Gray Corp.	12,000	169,080
Matthews International Corp., Class A	21,900	711,531
National American University Holdings, Inc.	22,700	97,610
Regis Corp.	44,310	795,808
Sotheby’s, Inc.	51,275	1,710,534
Steiner Leisure Ltd.*	10,300	478,023

Stewart Enterprises, Inc., Class A	54,300	$387,702
Strayer Education, Inc.	8,800	959,376
Universal Technical Institute, Inc.	14,600	197,246

		11,484,309

Hotels, Restaurants & Leisure (3.3%)
AFC Enterprises, Inc.*	19,000	439,660
Ambassadors Group, Inc.	3,119	16,967
Ameristar Casinos, Inc.	23,100	410,487
Benihana, Inc.	16,900	272,259
Biglari Holdings, Inc.*	870	336,159
BJ’s Restaurants, Inc.*	200,020	7,600,760
Bob Evans Farms, Inc.	27,200	1,093,440
Boyd Gaming Corp.*	41,600	299,520
Bravo Brio Restaurant Group, Inc.*	13,900	247,837
Buffalo Wild Wings, Inc.*	13,892	1,203,603
Caesars Entertainment Corp.*	25,640	292,296
Caribou Coffee Co., Inc.*	23,400	302,094
Carrols Restaurant Group, Inc.*	35,400	210,276
CEC Entertainment, Inc.	15,400	560,098
Cheesecake Factory, Inc.*	40,500	1,294,380
Churchill Downs, Inc.	9,500	558,505
Cracker Barrel Old Country Store, Inc.	15,500	973,400
Denny’s Corp.*	84,812	376,565
DineEquity, Inc.*	11,300	504,432
Domino’s Pizza, Inc.	44,300	1,369,313
Einstein Noah Restaurant Group, Inc.	17,100	300,276
Fiesta Restaurant Group, Inc.*	22,900	302,967
Gaylord Entertainment Co.*	26,700	1,029,552
Ignite Restaurant Group, Inc.*	8,943	161,958
International Speedway Corp., Class A	21,100	552,398
Interval Leisure Group, Inc.	26,500	503,765
Isle of Capri Casinos, Inc.*	38,400	236,928
Jack in the Box, Inc.*	38,700	1,078,956
Jamba, Inc.*	23,100	45,276
Krispy Kreme Doughnuts, Inc.*	54,300	346,977
Life Time Fitness, Inc.*	30,500	1,418,555
Luby’s, Inc.*	800	5,360
Marcus Corp.	18,300	251,808
Marriott Vacations Worldwide Corp.*	13,461	417,022
Monarch Casino & Resort, Inc.*	17,500	159,950
Morgans Hotel Group Co.*	30,900	145,230
Multimedia Games Holding Co., Inc.*	20,300	284,200
Orient-Express Hotels Ltd., Class A*	1,135,710	9,505,893
P.F. Chang’s China Bistro, Inc.	14,500	746,315
Panera Bread Co., Class A*	105,480	14,708,131
Papa John’s International, Inc.*	12,033	572,410
Peet’s Coffee & Tea, Inc.*	9,200	552,368
Pinnacle Entertainment, Inc.*	39,600	380,952
Red Lion Hotels Corp.*	1,100	9,515
Red Robin Gourmet Burgers, Inc.*	9,600	292,896
Ruby Tuesday, Inc.*	43,700	297,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Ruth’s Hospitality Group, Inc.*	5,300	$34,980
Scientific Games Corp., Class A*	41,600	355,680
Shuffle Master, Inc.*	40,700	561,660
Six Flags Entertainment Corp.	29,883	1,619,061
Sonic Corp.*	37,500	375,750
Speedway Motorsports, Inc.	10,500	177,555
Texas Roadhouse, Inc.	58,300	1,074,469
Town Sports International Holdings, Inc.*	15,984	212,427
Vail Resorts, Inc.	26,100	1,307,088
WMS Industries, Inc.*	28,287	564,326

		58,952,302

Household Durables (0.5%)
American Greetings Corp., Class A	26,400	385,968
Beazer Homes USA, Inc.*	95,600	310,700
Blyth, Inc.	13,044	450,800
Cavco Industries, Inc.*	4,100	210,248
CSS Industries, Inc.	700	14,385
Ethan Allen Interiors, Inc.	14,900	296,957
Helen of Troy Ltd.*	23,700	803,193
Hovnanian Enterprises, Inc., Class A*	116,600	338,140
iRobot Corp.*	19,166	424,527
KB Home	55,200	540,960
La-Z-Boy, Inc.*	36,000	442,440
Libbey, Inc.*	13,700	210,569
Lifetime Brands, Inc.	12,600	157,122
M.D.C. Holdings, Inc.	26,900	878,823
M/I Homes, Inc.*	17,100	296,172
Meritage Homes Corp.*	20,100	682,194
Ryland Group, Inc.	31,600	808,328
Sealy Corp.*	71,100	131,535
Skullcandy, Inc.*	11,100	157,065
Standard Pacific Corp.*	77,100	477,249
Universal Electronics, Inc.*	10,700	140,919
Zagg, Inc.*	21,700	236,747

		8,395,041

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	38,500	134,365
Blue Nile, Inc.*	12,100	359,491
Geeknet, Inc.*	900	17,838
HSN, Inc.	30,100	1,214,535
Nutrisystem, Inc.	21,400	247,384
Orbitz Worldwide, Inc.*	68,001	248,204
Overstock.com, Inc.*	18,200	125,762
PetMed Express, Inc.	20,100	244,416
Shutterfly, Inc.*	25,456	781,245
U.S. Auto Parts Network, Inc.*	30,000	125,400
Valuevision Media, Inc., Class A*	7,766	16,153

		3,514,793

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	8,600	314,416
Black Diamond, Inc.*	3,300	31,185
Brunswick Corp.	63,700	1,415,414
Callaway Golf Co.	47,000	277,770

JAKKS Pacific, Inc.	18,700	$299,387
Johnson Outdoors, Inc., Class A*	500	10,300
LeapFrog Enterprises, Inc.*	38,800	398,088
Marine Products Corp.	29,700	180,576
Smith & Wesson Holding Corp.*	43,300	359,823
Steinway Musical Instruments, Inc.*	10,700	262,150
Sturm Ruger & Co., Inc.	12,800	513,920

		4,063,029

Media (1.7%)
Arbitron, Inc.	17,800	623,000
Belo Corp., Class A	57,600	370,944
Central European Media Enterprises Ltd., Class A*	27,600	140,208
Cinemark Holdings, Inc.	21,266	485,928
Crown Media Holdings, Inc., Class A*	193,500	338,625
Cumulus Media, Inc., Class A*	73,300	220,633
Dial Global, Inc.*	16,800	55,776
Digital Domain Media Group, Inc.*	5,200	32,552
Digital Generation, Inc.*	28,100	347,597
Entercom Communications Corp., Class A*	22,700	136,654
Entravision Communications Corp., Class A	69,100	83,611
EW Scripps Co., Class A*	25,000	240,250
Fisher Communications, Inc.*	1,000	29,910
Global Sources Ltd.*	26,900	177,540
Gray Television, Inc.*	2,296	3,375
Harte-Hanks, Inc.	25,200	230,328
Journal Communications, Inc., Class A*	42,700	220,332
Knology, Inc.*	22,900	450,443
LIN TV Corp., Class A*	3,500	10,570
Lions Gate Entertainment Corp.*	58,840	867,302
Live Nation Entertainment, Inc.*	101,925	935,672
Martha Stewart Living Omnimedia, Inc., Class A	39,100	132,940
McClatchy Co., Class A*	55,200	121,440
MDC Partners, Inc., Class A	20,900	237,006
Meredith Corp.	26,100	833,634
National CineMedia, Inc.	768,420	11,656,931
New York Times Co., Class A*	98,400	767,520
Nexstar Broadcasting Group, Inc., Class A*	27,400	184,676
Outdoor Channel Holdings, Inc.	1,000	7,310
Pandora Media, Inc.*	755,860	8,216,198
ReachLocal, Inc.*	40,900	449,900
Rentrak Corp.*	10,000	206,500
Saga Communications, Inc., Class A*	100	3,711
Scholastic Corp.	19,500	549,120
Sinclair Broadcast Group, Inc., Class A	32,800	297,168
Valassis Communications, Inc.*	34,500	750,375
Value Line, Inc.	6,000	71,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

World Wrestling Entertainment, Inc., Class A	42,200	$330,004

		30,817,023

Multiline Retail (0.8%)
Bon-Ton Stores, Inc.	34,800	271,788
Dollar Tree, Inc.*	223,030	11,999,014
Fred’s, Inc., Class A	25,800	394,482
Gordmans Stores, Inc.*	14,200	234,300
Saks, Inc.*	91,800	977,670
Tuesday Morning Corp.*	44,200	189,618

		14,066,872

Specialty Retail (6.4%)
Aeropostale, Inc.*	57,900	1,032,357
America’s Car-Mart, Inc.*	7,300	283,605
ANN, Inc.*	39,200	999,208
Asbury Automotive Group, Inc.*	26,300	623,047
Ascena Retail Group, Inc.*	30,910	575,544
Barnes & Noble, Inc.*	24,600	404,916
bebe stores, Inc.	40,000	234,800
Big 5 Sporting Goods Corp.	18,950	143,262
Body Central Corp.*	15,500	139,500
Brown Shoe Co., Inc.	29,100	375,681
Buckle, Inc.	20,300	803,271
Build-A-Bear Workshop, Inc.*	2,364	11,300
Cabela’s, Inc.*	34,620	1,308,982
CarMax, Inc.*	269,206	6,983,204
Casual Male Retail Group, Inc.*	56,000	203,280
Cato Corp., Class A	17,800	542,188
Children’s Place Retail Stores, Inc.*	18,345	914,131
Christopher & Banks Corp.	7,968	9,402
Citi Trends, Inc.*	13,700	211,528
Coldwater Creek, Inc.*	52,275	28,542
Collective Brands, Inc.*	46,800	1,002,456
Conn’s, Inc.*	15,400	227,920
Cost Plus, Inc.*	13,700	301,400
Destination Maternity Corp.	15,000	324,000
Dick’s Sporting Goods, Inc.	324,780	15,589,440
Express, Inc.*	59,777	1,086,148
Finish Line, Inc., Class A	48,500	1,014,135
Francesca’s Holdings Corp.*	522,120	14,102,461
Genesco, Inc.*	18,060	1,086,309
GNC Holdings, Inc., Class A	5,620	220,304
Group 1 Automotive, Inc.	16,800	766,248
Haverty Furniture Cos., Inc.	12,600	140,742
hhgregg, Inc.*	19,600	221,676
Hibbett Sports, Inc.*	19,248	1,110,802
Hot Topic, Inc.	28,800	279,072
Jos. A. Bank Clothiers, Inc.*	19,800	840,708
Kirkland’s, Inc.*	4,700	52,875
Lithia Motors, Inc., Class A	17,900	412,595
Lumber Liquidators Holdings, Inc.*	23,900	807,581
MarineMax, Inc.*	26,200	249,162
Mattress Firm Holding Corp.*	8,300	251,573
Men’s Wearhouse, Inc.	44,300	1,246,602
Monro Muffler Brake, Inc.	22,752	756,277
New York & Co., Inc.*	6,900	24,012
Office Depot, Inc.*	199,200	430,272

OfficeMax, Inc.*	58,000	$293,480
Pacific Sunwear of California, Inc.*	10,375	18,986
Penske Automotive Group, Inc.	33,600	713,664
PEP Boys-Manny, Moe & Jack	31,700	313,830
Pier 1 Imports, Inc.	69,800	1,146,814
RadioShack Corp.	51,463	197,618
Rent-A-Center, Inc.	44,000	1,484,560
rue21, Inc.*	9,400	237,256
Select Comfort Corp.*	569,220	11,908,082
Shoe Carnival, Inc.	12,750	273,998
Sonic Automotive, Inc., Class A	27,100	370,457
Stage Stores, Inc.	26,700	489,144
Stein Mart, Inc.*	19,700	156,615
Systemax, Inc.*	17,990	212,642
Talbots, Inc.*	125,895	317,255
Teavana Holdings, Inc.*	22,913	310,013
Tilly’s, Inc., Class A*	10,766	172,794
Tractor Supply Co.	140,595	11,677,821
Ulta Salon Cosmetics & Fragrance, Inc.	130,350	12,172,083
Vitamin Shoppe, Inc.*	238,927	13,124,260
West Marine, Inc.*	17,300	203,275
Wet Seal, Inc., Class A*	67,600	213,616
Winmark Corp.	1,627	95,261
Zale Corp.*	4,419	11,887
Zumiez, Inc.*	16,356	647,698

		115,135,627

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.*	12,131	638,090
Cherokee, Inc.	11,700	162,981
Columbia Sportswear Co.	8,000	428,960
Crocs, Inc.*	69,200	1,117,580
Delta Apparel, Inc.*	300	4,098
Fifth & Pacific Cos., Inc.*	77,979	836,715
G-III Apparel Group Ltd.*	9,900	234,531
Iconix Brand Group, Inc.*	52,300	913,681
Jones Group, Inc.	57,200	546,832
Kenneth Cole Productions, Inc., Class A*	14,000	210,700
K-Swiss, Inc., Class A*	22,800	70,224
Maidenform Brands, Inc.*	16,800	334,656
Movado Group, Inc.	11,400	285,228
Oxford Industries, Inc.	9,981	446,151
Perry Ellis International, Inc.*	10,600	219,950
Quiksilver, Inc.*	97,100	226,243
R.G. Barry Corp.	700	9,513
Skechers U.S.A., Inc., Class A*	26,899	547,933
Steven Madden Ltd.*	29,087	923,512
True Religion Apparel, Inc.	18,500	536,130
Tumi Holdings, Inc.*	425,796	7,451,430
Unifi, Inc.*	1,800	20,394
Vera Bradley, Inc.*	14,249	300,369
Warnaco Group, Inc.*	29,700	1,264,626
Wolverine World Wide, Inc.	38,000	1,473,640

		19,204,167

Total Consumer Discretionary		288,173,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	6,100	$738,100
Central European Distribution Corp.*	55,900	159,874
Coca-Cola Bottling Co. Consolidated	3,500	224,980
Craft Brew Alliance, Inc.*	800	6,544
National Beverage Corp.*	13,900	207,666
Primo Water Corp.*	9,964	11,060

		1,348,224

Food & Staples Retailing (0.6%)
Andersons, Inc.	11,800	503,388
Arden Group, Inc., Class A	3,222	280,991
Casey’s General Stores, Inc.	28,650	1,690,063
Chefs’ Warehouse, Inc.*	16,400	296,020
Fresh Market, Inc.*	6,911	370,637
Harris Teeter Supermarkets, Inc.	35,300	1,446,947
Ingles Markets, Inc., Class A	9,900	158,697
Nash Finch Co.	10,200	219,096
Pantry, Inc.*	15,900	233,730
Pricesmart, Inc.	12,700	857,377
Rite Aid Corp.*	423,500	592,900
Roundy’s, Inc.	21,800	222,578
Spartan Stores, Inc.	12,200	221,186
SUPERVALU, Inc.	109,421	566,801
Susser Holdings Corp.*	9,800	364,266
United Natural Foods, Inc.*	36,500	2,002,390
Village Super Market, Inc., Class A	7,600	247,608
Weis Markets, Inc.	7,400	329,448

		10,604,123

Food Products (0.7%)
Alico, Inc.	9,100	277,914
Annie’s, Inc.*	4,535	189,835
B&G Foods, Inc.	36,100	960,260
Calavo Growers, Inc.	7,900	202,082
Cal-Maine Foods, Inc.	9,100	355,810
Chiquita Brands International, Inc.*	52,300	261,500
Darling International, Inc.*	84,000	1,385,160
Diamond Foods, Inc.	15,800	281,872
Dole Food Co., Inc.*	28,677	251,784
Farmer Bros Co.*	8,732	69,506
Fresh Del Monte Produce, Inc.	24,600	577,362
Hain Celestial Group, Inc.*	27,243	1,499,455
J&J Snack Foods Corp.	10,708	632,843
John B. Sanfilippo & Son, Inc.*	11,254	200,884
Lancaster Colony Corp.	13,000	925,730
Lifeway Foods, Inc.	600	6,222
Limoneira Co.	7,900	128,138
Omega Protein Corp.*	4,400	32,384
Pilgrim’s Pride Corp.*	34,000	243,100
Post Holdings, Inc.*	13,489	414,787
Sanderson Farms, Inc.	16,000	733,120
Seneca Foods Corp., Class A*	6,400	172,160
Smart Balance, Inc.*	42,200	396,258
Snyders-Lance, Inc.	33,900	855,297
Tootsie Roll Industries, Inc.	16,537	394,573

TreeHouse Foods, Inc.*	29,600	$1,843,784

		13,291,820

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	378,972
Harbinger Group, Inc.*	48,400	377,036
Oil-Dri Corp. of America	400	8,760
Spectrum Brands Holdings, Inc.*	15,905	518,026
WD-40 Co.	10,700	532,967

		1,815,761

Personal Products (0.2%)
Elizabeth Arden, Inc.*	17,700	686,937
Female Health Co.	900	5,283
Inter Parfums, Inc.	13,800	238,326
Medifast, Inc.*	16,200	318,816
Nature’s Sunshine Products, Inc.	17,400	262,740
Nutraceutical International Corp.*	15,200	231,800
Prestige Brands Holdings, Inc.*	36,100	570,741
Revlon, Inc., Class A*	17,700	251,871
Schiff Nutrition International, Inc.*	17,600	315,920
Synutra International, Inc.*	28,493	153,862
USANA Health Sciences, Inc.*	5,900	242,608

		3,278,904

Tobacco (0.1%)
Alliance One International, Inc.*	54,288	187,836
Star Scientific, Inc.*	102,244	466,233
Universal Corp.	17,400	806,142
Vector Group Ltd.	37,524	638,658

		2,098,869

Total Consumer Staples		32,437,701

Energy (6.4%)
Energy Equipment & Services (2.9%)
Basic Energy Services, Inc.*	19,500	201,240
Bristow Group, Inc.	25,801	1,049,327
C&J Energy Services, Inc.*	27,857	515,354
Cal Dive International, Inc.*	74,900	217,210
Dawson Geophysical Co.*	7,300	173,886
Dril-Quip, Inc.*	131,210	8,606,064
Exterran Holdings, Inc.*	45,900	585,225
Forum Energy Technologies, Inc.*	119,013	2,343,366
Global Geophysical Services, Inc.*	20,600	126,072
Gulf Island Fabrication, Inc.	8,300	234,143
Gulfmark Offshore, Inc., Class A*	19,666	669,431
Heckmann Corp.*	72,300	244,374
Helix Energy Solutions Group, Inc.*	75,800	1,243,878
Hercules Offshore, Inc.*	110,305	390,480
Hornbeck Offshore Services, Inc.*	25,851	1,002,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

ION Geophysical Corp.*	94,900	$625,391
Key Energy Services, Inc.*	109,005	828,438
Lufkin Industries, Inc.	24,200	1,314,544
Matrix Service Co.*	17,700	200,895
Mitcham Industries, Inc.*	3,800	64,486
Natural Gas Services Group, Inc.*	11,600	171,912
Newpark Resources, Inc.*	56,300	332,170
Oceaneering International, Inc.	216,610	10,366,955
Oil States International, Inc.*	165,902	10,982,712
OYO Geospace Corp.*	4,000	359,960
Parker Drilling Co.*	77,700	350,427
PHI, Inc. (Non-Voting)*	10,200	283,662
Pioneer Drilling Co.*	38,100	303,657
RigNet, Inc.*	16,400	285,196
Superior Energy Services, Inc.*	334,545	6,767,845
Tesco Corp.*	19,300	231,600
TETRA Technologies, Inc.*	50,400	359,352
Union Drilling, Inc.*	27,300	122,304
Vantage Drilling Co.*	128,600	192,900
Willbros Group, Inc.*	33,500	216,410

		51,963,368

Oil, Gas & Consumable Fuels (3.5%)
Abraxas Petroleum Corp.*	79,900	254,881
Alon USA Energy, Inc.	31,000	262,260
Amyris, Inc.*	32,300	143,089
Apco Oil and Gas International, Inc.	8,191	147,848
Approach Resources, Inc.*	20,505	523,698
Arch Coal, Inc.	165,100	1,137,539
ATP Oil & Gas Corp.*	45,200	152,776
Berry Petroleum Co., Class A	44,500	1,764,870
Bill Barrett Corp.*	33,000	706,860
Bonanza Creek Energy, Inc.*	12,700	211,201
BPZ Resources, Inc.*	91,100	230,483
Callon Petroleum Co.*	48,100	204,906
CAMAC Energy, Inc.*	87,652	55,221
Carrizo Oil & Gas, Inc.*	25,300	594,803
Cheniere Energy, Inc.*	37,849	557,894
Clayton Williams Energy, Inc.*	5,300	256,414
Clean Energy Fuels Corp.*	45,192	700,476
Cloud Peak Energy, Inc.*	43,706	739,068
Comstock Resources, Inc.*	34,200	561,564
Contango Oil & Gas Co.*	9,051	535,819
Crimson Exploration, Inc.*	6,900	31,671
Crosstex Energy, Inc.	42,000	588,000
CVR Energy, Inc.*	12,700	337,566
Delek U.S. Holdings, Inc.	16,700	293,753
DHT Holdings, Inc.	32,145	20,071
Endeavour International Corp.*	32,700	274,680
Energy Partners Ltd.*	18,500	312,650
Energy XXI Bermuda Ltd.	59,801	1,871,173
Evolution Petroleum Corp.*	35,500	296,070
Forest Oil Corp.*	59,494	436,091
Frontline Ltd.	41,900	191,064
FX Energy, Inc.*	51,600	307,020
GasLog Ltd.*	15,893	161,314
Gastar Exploration Ltd.*	57,300	110,589
GeoResources, Inc.*	15,297	560,023
Gevo, Inc.*	20,200	100,394

GMX Resources, Inc.*	25,252	$20,479
Golar LNG Ltd.	10,517	396,491
Goodrich Petroleum Corp.*	30,700	425,502
Green Plains Renewable Energy, Inc.*	19,600	122,304
Gulfport Energy Corp.*	40,004	825,283
Halcon Resources Corp.*	37,439	353,424
Hallador Energy Co.	16,800	142,464
Harvest Natural Resources, Inc.*	35,500	303,525
Houston American Energy Corp.*	6,565	7,353
Hyperdynamics Corp.*	65,669	55,037
Isramco, Inc.*	201	22,110
James River Coal Co.*	19,672	53,311
KiOR, Inc., Class A*	19,200	171,840
Knightsbridge Tankers Ltd.	21,600	175,824
Kodiak Oil & Gas Corp.*	188,700	1,549,227
L&L Energy, Inc.*	8,021	13,796
Laredo Petroleum Holdings, Inc.*	245,450	5,105,360
Magnum Hunter Resources Corp.*	100,357	419,492
Matador Resources Co.*	573,004	6,154,063
McMoRan Exploration Co.*	66,300	840,021
Midstates Petroleum Co., Inc.*	14,335	139,193
Miller Energy Resources, Inc.*	45,900	229,500
Nordic American Tankers Ltd.	37,907	514,398
Northern Oil and Gas, Inc.*	45,300	722,082
Oasis Petroleum, Inc.*	378,314	9,147,632
Overseas Shipholding Group, Inc.	26,300	292,193
Panhandle Oil and Gas, Inc., Class A	6,000	180,840
Patriot Coal Corp.*	65,500	79,910
PDC Energy, Inc.*	21,050	516,146
Penn Virginia Corp.	42,300	310,482
PetroQuest Energy, Inc.*	51,600	258,000
Quicksilver Resources, Inc.*	62,369	338,040
Renewable Energy Group, Inc.*	1,200	8,916
Rentech, Inc.*	190,700	392,842
Resolute Energy Corp.*	33,100	316,767
REX American Resources Corp.*	1,200	23,424
Rex Energy Corp.*	27,200	304,912
Rosetta Resources, Inc.*	40,600	1,487,584
Sanchez Energy Corp.*	11,500	239,200
Scorpio Tankers, Inc.*	21,100	134,829
SemGroup Corp., Class A*	29,800	951,514
Ship Finance International Ltd.	27,200	425,136
SM Energy Co.	147,011	7,219,710
Solazyme, Inc.*	25,500	354,450
Stone Energy Corp.*	36,631	928,230
Swift Energy Co.*	29,100	541,551
Targa Resources Corp.	19,203	819,968
Teekay Tankers Ltd., Class A	69,700	317,832
Triangle Petroleum Corp.*	42,600	237,708
U.S. Energy Corp.*	16,752	39,535
Uranerz Energy Corp.*	105,200	152,540
Uranium Energy Corp.*	26,754	61,267
Ur-Energy, Inc.*	753	550

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

USEC, Inc.*	30,538	$30,233
VAALCO Energy, Inc.*	39,584	341,610
Venoco, Inc.*	25,400	254,254
W&T Offshore, Inc.	22,700	347,310
Warren Resources, Inc.*	66,300	159,120
Western Refining, Inc.	50,200	1,117,954
Westmoreland Coal Co.*	14,000	112,700
World Fuel Services Corp.	18,609	707,700
ZaZa Energy Corp.*	33,110	149,657

		63,698,124

Total Energy		115,661,492

Financials (14.2%)
Capital Markets (3.1%)
Affiliated Managers Group, Inc.*	125,930	13,783,038
Apollo Investment Corp.	151,106	1,160,494
Arlington Asset Investment Corp., Class A	10,900	236,639
Artio Global Investors, Inc.	80,736	282,576
BGC Partners, Inc., Class A	67,321	395,174
BlackRock Kelso Capital Corp.	48,960	477,850
Calamos Asset Management, Inc., Class A	17,200	196,940
Capital Southwest Corp.	2,607	268,104
CIFC Corp.*	2,400	17,688
Cohen & Steers, Inc.	10,866	374,986
Cowen Group, Inc., Class A*	90,925	241,860
Diamond Hill Investment Group, Inc.	2,200	172,238
Duff & Phelps Corp., Class A	19,150	277,675
Edelman Financial Group, Inc.	34,628	301,264
Epoch Holding Corp.	11,700	266,526
Evercore Partners, Inc., Class A	19,633	459,216
FBR & Co.*	48,000	132,960
Fidus Investment Corp.	1,900	28,823
Fifth Street Finance Corp.	62,050	619,259
Financial Engines, Inc.*	33,237	712,934
FXCM, Inc., Class A	20,900	245,784
GAMCO Investors, Inc., Class A	5,330	236,599
GFI Group, Inc.	54,081	192,528
Gladstone Capital Corp.	30,600	241,434
Gladstone Investment Corp.	16,740	123,709
Gleacher & Co., Inc.*	17,070	13,656
Golub Capital BDC, Inc.	15,200	229,368
Greenhill & Co., Inc.	14,596	520,347
GSV Capital Corp.*	17,665	164,284
Harris & Harris Group, Inc.*	27,020	102,676
Hercules Technology Growth Capital, Inc.	36,807	417,391
HFF, Inc., Class A*	21,500	299,710
ICG Group, Inc.*	24,900	230,325
INTL FCStone, Inc.*	12,200	236,070
Investment Technology Group, Inc.*	36,200	333,040
JMP Group, Inc.	10,200	63,036
KBW, Inc.	23,291	383,137
Knight Capital Group, Inc., Class A*	71,744	856,623
Kohlberg Capital Corp.	28,241	205,030

Ladenburg Thalmann Financial Services, Inc.*	134,900	$207,746
Lazard Ltd., Class A	346,420	9,003,456
Main Street Capital Corp.	19,030	460,526
Manning & Napier, Inc.	13,904	197,854
MCG Capital Corp.	53,270	245,042
Medallion Financial Corp.	21,894	232,514
Medley Capital Corp.	24,000	288,960
MVC Capital, Inc.	14,400	186,480
New Mountain Finance Corp.	3,200	45,408
NGP Capital Resources Co.	30,600	216,648
Oppenheimer Holdings, Inc., Class A	16,819	264,395
PennantPark Investment Corp.	31,305	324,007
Piper Jaffray Cos., Inc.*	14,100	330,363
Prospect Capital Corp.	91,761	1,045,158
Pzena Investment Management, Inc., Class A	47,738	211,479
Safeguard Scientifics, Inc.*	14,330	221,828
Solar Capital Ltd.	26,200	583,212
Solar Senior Capital Ltd.	1,500	25,350
Stifel Financial Corp.*	427,159	13,199,213
SWS Group, Inc.*	29,340	156,382
TCP Capital Corp.	8,799	127,234
THL Credit, Inc.	16,700	224,949
TICC Capital Corp.	22,410	217,377
Triangle Capital Corp.	19,400	441,932
Virtus Investment Partners, Inc.*	3,795	307,395
Walter Investment Management Corp.	18,440	432,234
Westwood Holdings Group, Inc.	6,900	257,094
WisdomTree Investments, Inc.*	29,179	191,706

		55,146,933

Commercial Banks (4.6%)
1st Source Corp.	10,350	233,910
1st United Bancorp, Inc./Florida*	24,800	154,008
Alliance Financial Corp./New York	2,810	96,495
American National Bankshares, Inc.	6,893	162,399
Ameris Bancorp*	24,100	303,660
Ames National Corp.	13,560	311,744
Arrow Financial Corp.	7,155	172,936
BancFirst Corp.	6,800	284,988
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	373,311
Bancorp, Inc./Delaware*	27,400	258,930
BancorpSouth, Inc.	71,100	1,032,372
Bank of Kentucky Financial Corp.	10,100	269,064
Bank of Marin Bancorp/California	6,890	254,999
Bank of the Ozarks, Inc.	19,960	600,397
Banner Corp.	14,900	326,459
BBCN Bancorp, Inc.*	48,510	528,274
Boston Private Financial Holdings, Inc.	54,810	489,453
Bridge Bancorp, Inc.	6,100	143,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Bridge Capital Holdings*	20,000	$323,000
Bryn Mawr Bank Corp.	13,972	294,390
Camden National Corp.	5,250	192,255
Capital Bank Corp.*	73,400	167,352
Capital City Bank Group, Inc.	14,700	108,339
Cardinal Financial Corp.	19,550	240,074
Cascade Bancorp*	28,500	169,005
Cathay General Bancorp	57,001	941,087
Center Bancorp, Inc.	500	5,625
Centerstate Banks, Inc.	33,000	235,950
Central Pacific Financial Corp.*	20,000	282,400
Chemical Financial Corp.	19,500	419,250
Citizens & Northern Corp.	12,200	232,410
Citizens Republic Bancorp, Inc.*	20,198	345,992
City Holding Co.	10,500	353,745
CNB Financial Corp./Pennsylvania	10,440	170,276
CoBiz Financial, Inc.	45,935	287,553
Columbia Banking System, Inc.	24,900	468,618
Community Bank System, Inc.	37,576	1,019,061
Community Trust Bancorp, Inc.	10,100	338,249
CVB Financial Corp.	63,600	740,940
Eagle Bancorp, Inc.*	16,300	256,725
Encore Bancshares, Inc.*	13,200	272,316
Enterprise Financial Services Corp.	14,590	159,906
F.N.B. Corp./Pennsylvania	97,300	1,057,651
Financial Institutions, Inc.	17,300	292,024
First Bancorp, Inc./Maine	5,740	97,580
First Bancorp/North Carolina	16,600	147,574
First BanCorp/Puerto Rico*	43,908	173,876
First Busey Corp.	50,620	244,495
First California Financial Group, Inc.*	23,692	163,001
First Commonwealth Financial Corp.	101,100	680,403
First Community Bancshares, Inc./Virginia	21,700	313,131
First Connecticut Bancorp, Inc./Connecticut	19,800	267,300
First Financial Bancorp	41,460	662,531
First Financial Bankshares, Inc.	22,800	787,968
First Financial Corp./Indiana	8,500	246,500
First Interstate Bancsystem, Inc.	13,400	190,816
First Merchants Corp.	20,800	259,168
First Midwest Bancorp, Inc./Illinois	47,300	519,354
First of Long Island Corp.	10,600	307,082
FirstMerit Corp.	95,140	1,571,713
FNB United Corp.*	4,856	63,079
German American Bancorp, Inc.	10,200	209,100
Glacier Bancorp, Inc.	69,830	1,081,667
Great Southern Bancorp, Inc.	8,200	226,156
Green Bankshares, Inc.*	16,296	27,051
Guaranty Bancorp*	64,610	136,327
Hampton Roads Bankshares, Inc.*	29,234	31,865
Hancock Holding Co.	62,890	1,914,372
Hanmi Financial Corp.*	21,138	221,526

Heartland Financial USA, Inc.	10,355	$248,520
Heritage Commerce Corp.*	2,100	13,650
Heritage Financial Corp./Washington	18,940	277,471
Home BancShares, Inc./Arkansas	15,947	487,659
Hudson Valley Holding Corp.	10,280	186,068
IBERIABANK Corp.	209,342	10,561,304
Independent Bank Corp./Massachusetts	13,600	397,256
International Bancshares Corp.	38,400	749,568
Investors Bancorp, Inc.*	32,200	485,898
Lakeland Bancorp, Inc.	25,724	270,616
Lakeland Financial Corp.	10,570	283,593
MainSource Financial Group, Inc.	24,000	283,920
MB Financial, Inc.	37,500	807,750
Merchants Bancshares, Inc.	5,800	159,790
Metro Bancorp, Inc.*	20,350	244,811
MetroCorp Bancshares, Inc.*	16,714	178,338
MidWestOne Financial Group, Inc.	5,396	116,014
National Bankshares, Inc./Virginia	5,900	177,708
National Penn Bancshares, Inc.	94,900	908,193
NBT Bancorp, Inc.	22,900	494,411
Old National Bancorp/Indiana	66,280	796,023
OmniAmerican Bancorp, Inc.*	10,876	233,073
Oriental Financial Group, Inc.	33,400	370,072
Orrstown Financial Services, Inc.	5,550	44,567
Pacific Capital Bancorp*	7,900	361,267
Pacific Continental Corp.	17,700	156,999
PacWest Bancorp	18,400	435,528
Park National Corp.	8,850	617,288
Park Sterling Corp.*	6,600	31,086
Penns Woods Bancorp, Inc.	2,540	101,117
Peoples Bancorp, Inc./Ohio	9,303	204,480
Pinnacle Financial Partners, Inc.*	21,281	415,192
PrivateBancorp, Inc.	43,518	642,326
Prosperity Bancshares, Inc.	40,250	1,691,707
Renasant Corp.	14,800	232,508
Republic Bancorp, Inc./Kentucky, Class A	10,900	242,525
S&T Bancorp, Inc.	19,961	368,680
Sandy Spring Bancorp, Inc.	15,910	286,380
SCBT Financial Corp.	9,000	317,250
Seacoast Banking Corp. of Florida*	7,000	10,570
Sierra Bancorp	6,500	64,350
Signature Bank/New York*	229,531	13,994,505
Simmons First National Corp., Class A	11,620	270,165
Southside Bancshares, Inc.	10,968	246,561
Southwest Bancorp, Inc./Oklahoma*	24,500	230,545
State Bank Financial Corp.*	22,700	344,132
StellarOne Corp.	15,540	193,939
Sterling Bancorp/New York	19,600	195,608
Sterling Financial Corp./Washington*	19,200	362,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Suffolk Bancorp*	960	$12,451
Sun Bancorp, Inc./New Jersey*	81,000	218,700
Susquehanna Bancshares, Inc.	141,590	1,458,377
SVB Financial Group*	12,107	710,923
SY Bancorp, Inc.	7,300	174,835
Taylor Capital Group, Inc.*	15,400	252,406
Texas Capital Bancshares, Inc.*	26,450	1,068,316
Tompkins Financial Corp.	6,651	250,610
TowneBank/Virginia	15,645	219,030
Trico Bancshares	16,600	255,640
Trustmark Corp.	45,220	1,106,986
UMB Financial Corp.	22,460	1,150,626
Umpqua Holdings Corp.	81,090	1,067,144
Union First Market Bankshares Corp.	17,050	246,373
United Bankshares, Inc./West Virginia	35,680	923,398
United Community Banks, Inc./Georgia*	26,500	227,105
Univest Corp. of Pennsylvania	10,847	179,301
Virginia Commerce Bancorp, Inc.*	28,900	243,627
Washington Banking Co.	14,128	196,379
Washington Trust Bancorp, Inc.	10,900	265,742
Webster Financial Corp.	54,105	1,171,914
WesBanco, Inc.	16,600	352,916
West Bancorp, Inc.	10,300	97,953
West Coast Bancorp/Oregon*	14,080	276,672
Westamerica Bancorp	26,700	1,259,973
Western Alliance Bancorp*	44,400	415,584
Wilshire Bancorp, Inc.*	54,700	299,756
Wintrust Financial Corp.	26,876	954,098

		81,765,630

Consumer Finance (0.3%)
Cash America International, Inc.	20,920	921,317
Credit Acceptance Corp.*	5,000	422,150
DFC Global Corp.*	30,350	559,350
EZCORP, Inc., Class A*	33,400	783,564
First Cash Financial Services, Inc.*	22,300	895,791
First Marblehead Corp.*	127,370	149,023
Green Dot Corp., Class A*	11,930	263,892
Imperial Holdings, Inc.*	18,302	70,097
Nelnet, Inc., Class A	16,850	387,550
Netspend Holdings, Inc.*	35,900	329,921
Nicholas Financial, Inc.	800	10,256
Regional Management Corp.*	7,511	123,556
World Acceptance Corp.*	10,320	679,056

		5,595,523

Diversified Financial Services (0.1%)
Compass Diversified Holdings	3,810	53,188
FX Alliance, Inc.*	11,012	172,998
Gain Capital Holdings, Inc.	36,900	184,131
MarketAxess Holdings, Inc.	25,771	686,539
Marlin Business Services Corp.	11,127	182,372
NewStar Financial, Inc.*	18,800	243,648
PHH Corp.*	52,000	908,960

PICO Holdings, Inc.*	14,400	$322,704

		2,754,540

Insurance (1.3%)
Alterra Capital Holdings Ltd.	67,400	1,573,790
American Equity Investment Life Holding Co.	36,980	407,150
American Safety Insurance Holdings Ltd.*	9,000	168,750
AMERISAFE, Inc.*	11,990	311,140
Amtrust Financial Services, Inc.	14,800	439,708
Argo Group International Holdings Ltd.	19,900	582,473
Baldwin & Lyons, Inc., Class B	6,687	155,406
Citizens, Inc./Texas*	36,500	355,875
CNO Financial Group, Inc.	161,400	1,258,920
Crawford & Co., Class B	41,181	168,430
Donegal Group, Inc., Class A	11,600	154,048
eHealth, Inc.*	17,000	273,870
EMC Insurance Group, Inc.	11,712	236,582
Employers Holdings, Inc.	30,900	557,436
Enstar Group Ltd.*	5,683	562,276
FBL Financial Group, Inc., Class A	10,400	291,304
First American Financial Corp.	80,099	1,358,479
Flagstone Reinsurance Holdings S.A.	36,874	295,361
Global Indemnity plc*	11,850	239,962
Greenlight Capital Reinsurance Ltd., Class A*	20,316	516,433
Hallmark Financial Services*	19,600	152,880
Hilltop Holdings, Inc.*	34,441	355,087
Horace Mann Educators Corp.	24,910	435,427
Independence Holding Co.	4,696	46,256
Infinity Property & Casualty Corp.	9,300	536,331
Kansas City Life Insurance Co.	4,690	165,041
Maiden Holdings Ltd.	34,930	303,192
Meadowbrook Insurance Group, Inc.	38,500	338,415
Montpelier Reinsurance Holdings Ltd.	45,200	962,308
National Financial Partners Corp.*	31,965	428,331
National Interstate Corp.	10,100	268,559
National Western Life Insurance Co., Class A	1,630	231,330
Navigators Group, Inc.*	7,600	380,380
OneBeacon Insurance Group Ltd., Class A	21,000	273,420
Phoenix Cos., Inc.*	86,000	159,100
Platinum Underwriters Holdings Ltd.	28,380	1,081,278
Presidential Life Corp.	24,500	240,835
Primerica, Inc.	32,628	872,146
ProAssurance Corp.	8,165	727,420
RLI Corp.	15,304	1,043,733
Safety Insurance Group, Inc.	8,350	339,344
SeaBright Holdings, Inc.	42,490	377,736
Selective Insurance Group, Inc.	39,140	681,427
State Auto Financial Corp.	13,900	195,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Stewart Information Services Corp.	20,500	$314,675
Symetra Financial Corp.	56,495	712,967
Tower Group, Inc.	27,126	566,120
United Fire Group, Inc.	15,100	322,083
Universal Insurance Holdings, Inc.	46,300	157,883

		22,576,392

Real Estate Investment Trusts (REITs) (4.0%)
Acadia Realty Trust (REIT)	32,086	743,753
AG Mortgage Investment Trust, Inc. (REIT)	15,100	324,499
Agree Realty Corp. (REIT)	8,378	185,405
Alexander’s, Inc. (REIT)	1,488	641,492
American Assets Trust, Inc. (REIT)	23,296	564,928
American Campus Communities, Inc. (REIT)	19,508	877,470
American Capital Mortgage Investment Corp. (REIT)	24,177	577,347
American Realty Capital Trust, Inc. (REIT)	82,783	903,990
Anworth Mortgage Asset Corp. (REIT)	89,600	631,680
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,160	307,901
Apollo Residential Mortgage, Inc. (REIT)	13,400	258,352
ARMOUR Residential REIT, Inc. (REIT)	127,900	909,369
Ashford Hospitality Trust, Inc. (REIT)	35,550	299,687
Associated Estates Realty Corp. (REIT)	28,500	426,075
BioMed Realty Trust, Inc. (REIT)	39,763	742,773
Campus Crest Communities, Inc. (REIT)	24,164	251,064
CapLease, Inc. (REIT)	46,540	193,141
Capstead Mortgage Corp. (REIT)	65,210	907,071
CBL & Associates Properties, Inc. (REIT)	41,489	810,695
Cedar Realty Trust, Inc. (REIT)	54,300	274,215
Chatham Lodging Trust (REIT)	17,300	247,044
Chesapeake Lodging Trust (REIT)	23,320	401,570
Colonial Properties Trust (REIT)	75,000	1,660,500
Colony Financial, Inc. (REIT)	23,434	405,408
Coresite Realty Corp. (REIT)	17,800	459,596
Cousins Properties, Inc. (REIT)	63,102	489,041
CreXus Investment Corp. (REIT)	46,865	476,617
CubeSmart (REIT)	88,350	1,031,045
CYS Investments, Inc. (REIT)	96,367	1,326,974
DCT Industrial Trust, Inc. (REIT)	172,900	1,089,270
DiamondRock Hospitality Co. (REIT)	142,108	1,449,502

DuPont Fabros Technology, Inc. (REIT)	45,968	$1,312,846
Dynex Capital, Inc. (REIT)	33,330	345,965
EastGroup Properties, Inc. (REIT)	21,197	1,129,800
Education Realty Trust, Inc. (REIT)	66,300	734,604
Entertainment Properties Trust (REIT)	33,778	1,388,614
Equity Lifestyle Properties, Inc. (REIT)	9,958	686,803
Equity One, Inc. (REIT)	38,700	820,440
Excel Trust, Inc. (REIT)	23,700	283,452
Extra Space Storage, Inc. (REIT)	25,850	791,010
FelCor Lodging Trust, Inc. (REIT)*	88,640	416,608
First Industrial Realty Trust, Inc. (REIT)*	77,900	983,098
First Potomac Realty Trust (REIT)	34,657	407,913
Franklin Street Properties Corp. (REIT)	48,980	518,208
Getty Realty Corp. (REIT)	19,520	373,808
Gladstone Commercial Corp. (REIT)	14,400	239,904
Glimcher Realty Trust (REIT)	100,330	1,025,373
Government Properties Income Trust (REIT)	25,350	573,417
Hatteras Financial Corp. (REIT)	23,785	680,251
Healthcare Realty Trust, Inc. (REIT)	56,400	1,344,576
Hersha Hospitality Trust (REIT)	121,564	641,858
Highwoods Properties, Inc. (REIT)	60,800	2,045,920
Home Properties, Inc. (REIT)	12,619	774,302
Hudson Pacific Properties, Inc. (REIT)	23,130	402,693
Inland Real Estate Corp. (REIT)	47,500	398,050
Invesco Mortgage Capital, Inc. (REIT)	87,474	1,604,273
Investors Real Estate Trust (REIT)	55,920	441,768
iStar Financial, Inc. (REIT)*	66,700	430,215
Kilroy Realty Corp. (REIT)	19,174	928,213
Kite Realty Group Trust (REIT)	44,430	221,706
LaSalle Hotel Properties (REIT)	69,950	2,038,343
Lexington Realty Trust (REIT)	80,945	685,604
LTC Properties, Inc. (REIT)	21,800	790,904
Medical Properties Trust, Inc. (REIT)	96,558	928,888
MFA Financial, Inc. (REIT)	102,966	812,402
Mid-America Apartment Communities, Inc. (REIT)	11,956	815,877
Mission West Properties, Inc. (REIT)	19,345	166,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Monmouth Real Estate Investment Corp. (REIT), Class A	34,513	$404,492
MPG Office Trust, Inc. (REIT)*	33,205	66,742
National Health Investors, Inc. (REIT)	17,400	886,008
National Retail Properties, Inc. (REIT)	29,113	823,607
Newcastle Investment Corp. (REIT)	43,218	289,561
NorthStar Realty Finance Corp. (REIT)	90,960	474,811
Omega Healthcare Investors, Inc. (REIT)	79,575	1,790,437
One Liberty Properties, Inc. (REIT)	12,500	235,375
Parkway Properties, Inc./Maryland (REIT)	20,269	231,877
Pebblebrook Hotel Trust (REIT)	45,428	1,058,927
Pennsylvania Real Estate Investment Trust (REIT)	39,160	586,617
PennyMac Mortgage Investment Trust (REIT)	27,620	544,943
Post Properties, Inc. (REIT)	14,908	729,747
Potlatch Corp. (REIT)	28,600	913,484
PS Business Parks, Inc. (REIT)	13,120	888,486
RAIT Financial Trust (REIT)	57,900	267,498
Ramco-Gershenson Properties Trust (REIT)	26,860	337,630
Redwood Trust, Inc. (REIT)	51,900	647,712
Resource Capital Corp. (REIT)	53,250	283,823
Retail Opportunity Investments Corp. (REIT)	37,400	451,044
RLJ Lodging Trust (REIT)	61,948	1,123,117
Rouse Properties, Inc. (REIT)*	13,179	178,575
Sabra Health Care REIT, Inc. (REIT)	26,200	448,282
Saul Centers, Inc. (REIT)	5,950	255,076
Select Income REIT (REIT)*	7,203	171,143
Sovran Self Storage, Inc. (REIT)	21,571	1,080,491
STAG Industrial, Inc. (REIT)	22,200	323,676
Strategic Hotels & Resorts, Inc. (REIT)*	166,972	1,078,639
Summit Hotel Properties, Inc. (REIT)	27,800	232,686
Sun Communities, Inc. (REIT)	18,840	833,482
Sunstone Hotel Investors, Inc. (REIT)*	81,863	899,674
Tanger Factory Outlet Centers (REIT)	22,670	726,574
Terreno Realty Corp. (REIT)	16,545	249,995
Two Harbors Investment Corp. (REIT)	161,590	1,674,072
UMH Properties, Inc. (REIT)	1,400	15,022
Universal Health Realty Income Trust (REIT)	7,650	317,705
Urstadt Biddle Properties, Inc. (REIT), Class A	13,570	268,279
Washington Real Estate Investment Trust (REIT)	47,800	1,359,910

Western Asset Mortgage Capital Corp. (REIT)*	8,740	$170,343
Whitestone REIT (REIT), Class B	600	8,286
Winthrop Realty Trust (REIT)	21,000	255,360

		71,635,142

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	13,700	199,746
Consolidated-Tomoka Land Co.	200	5,756
Forestar Group, Inc.*	24,000	307,440
Kennedy-Wilson Holdings, Inc.	20,100	281,601
Tejon Ranch Co.*	9,200	263,304
Thomas Properties Group, Inc.	29,335	159,582
Zillow, Inc., Class A*	8,300	320,629

		1,538,058

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	57,300	561,540
Bank Mutual Corp.	35,100	154,791
BankFinancial Corp.	19,500	146,835
Beneficial Mutual Bancorp, Inc.*	21,670	187,012
Berkshire Hills Bancorp, Inc.	14,800	325,600
BofI Holding, Inc.*	11,562	228,465
Brookline Bancorp, Inc.	51,156	452,731
Cape Bancorp, Inc.*	400	3,324
Charter Financial Corp./Georgia	25,400	246,380
Clifton Savings Bancorp, Inc.	20,500	213,405
Dime Community Bancshares, Inc.	18,400	244,536
Doral Financial Corp.*	125,712	188,568
ESB Financial Corp.	12,120	159,984
ESSA Bancorp, Inc.	14,700	158,760
EverBank Financial Corp.*	15,258	165,854
Farmer Mac, Class C	13,100	343,613
First Defiance Financial Corp.	700	11,984
First Financial Holdings, Inc.	2,900	31,088
First PacTrust Bancorp, Inc.	400	4,744
Flagstar Bancorp, Inc.*	137,910	115,844
Flushing Financial Corp.	20,350	277,371
Fox Chase Bancorp, Inc.	19,900	287,356
Franklin Financial Corp./Virginia*	11,249	185,046
Home Federal Bancorp, Inc./Idaho	24,861	261,041
Home Loan Servicing Solutions Ltd.	17,159	229,931
HomeStreet, Inc.*	1,500	47,985
Kearny Financial Corp.	16,207	157,046
Meridian Interstate Bancorp, Inc.*	16,333	227,355
MGIC Investment Corp.*	139,751	402,483
Nationstar Mortgage Holdings, Inc.*	9,908	213,220
Northfield Bancorp, Inc./New Jersey	13,700	194,677
Northwest Bancshares, Inc.	78,390	917,947
OceanFirst Financial Corp.	20,887	299,937
Ocwen Financial Corp.*	78,975	1,483,150
Oritani Financial Corp.	39,194	564,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Provident Financial Services, Inc.	43,000	$660,050
Provident New York Bancorp	20,100	152,559
Radian Group, Inc.	140,266	461,475
Rockville Financial, Inc.	23,498	271,872
Roma Financial Corp.	17,200	146,544
Territorial Bancorp, Inc.	10,300	234,531
TrustCo Bank Corp./New York	66,200	361,452
United Financial Bancorp, Inc.	11,600	166,808
ViewPoint Financial Group, Inc.	22,130	346,113
Walker & Dunlop, Inc.*	21,800	280,130
Westfield Financial, Inc.	22,940	167,462
WSFS Financial Corp.	4,300	173,763

		13,116,364

Total Financials		254,128,582

Health Care (14.3%)
Biotechnology (3.8%)
Achillion Pharmaceuticals, Inc.*	431,445	2,674,959
Acorda Therapeutics, Inc.*	28,100	662,036
Aegerion Pharmaceuticals, Inc.*	16,100	238,924
Affymax, Inc.*	25,200	324,576
Alkermes plc*	92,191	1,564,481
Allos Therapeutics, Inc.*	118,200	211,578
Alnylam Pharmaceuticals, Inc.*	32,300	376,941
AMAG Pharmaceuticals, Inc.*	19,553	301,116
Amarin Corp. plc (ADR)*	362,150	5,236,689
Amicus Therapeutics, Inc.*	35,977	197,874
Anacor Pharmaceuticals, Inc.*	37,300	242,077
Anthera Pharmaceuticals, Inc.*	15,275	10,331
Arena Pharmaceuticals, Inc.*	143,194	1,429,076
ARIAD Pharmaceuticals, Inc.*	334,708	5,760,325
ArQule, Inc.*	36,100	214,073
Array BioPharma, Inc.*	92,500	320,975
Astex Pharmaceuticals*	6,500	13,585
AVEO Pharmaceuticals, Inc.*	24,500	297,920
AVI BioPharma, Inc.*	46,538	29,133
BioCryst Pharmaceuticals, Inc.*	58,200	231,636
BioMimetic Therapeutics, Inc.*	10,897	28,659
Biospecifics Technologies Corp.*	400	7,512
Biotime, Inc.*	31,000	142,600
Cell Therapeutics, Inc.*	75,621	43,860
Celldex Therapeutics, Inc.*	40,100	208,119
Cepheid, Inc.*	264,600	11,840,850
Chelsea Therapeutics International Ltd.*	18,028	26,681
ChemoCentryx, Inc.*	14,700	220,500
Clovis Oncology, Inc.*	17,100	370,728
Codexis, Inc.*	27,966	104,593
Cubist Pharmaceuticals, Inc.*	48,031	1,820,855
Curis, Inc.*	78,400	423,360
Cytori Therapeutics, Inc.*	35,900	96,930
Dendreon Corp.*	77,976	577,022
DUSA Pharmaceuticals, Inc.*	5,000	26,100
Dyax Corp.*	129,700	276,261
Dynavax Technologies Corp.*	122,158	527,723
Emergent Biosolutions, Inc.*	18,700	283,305
Enzon Pharmaceuticals, Inc.*	38,700	265,869
Exact Sciences Corp.*	40,800	437,376
Exelixis, Inc.*	90,800	502,124

Genomic Health, Inc.*	10,000	$334,000
Geron Corp.*	103,600	178,192
GTx, Inc.*	59,200	208,976
Halozyme Therapeutics, Inc.*	59,200	524,512
Horizon Pharma, Inc.*	8,300	59,179
Idenix Pharmaceuticals, Inc.*	47,200	486,160
Immunogen, Inc.*	54,200	909,476
Immunomedics, Inc.*	59,600	212,772
Incyte Corp.*	21,855	496,109
Infinity Pharmaceuticals, Inc.*	19,558	265,206
Insmed, Inc.*	8,358	27,247
InterMune, Inc.*	46,971	561,303
Ironwood Pharmaceuticals, Inc.*	396,261	5,460,477
Isis Pharmaceuticals, Inc.*	96,700	1,160,400
Keryx Biopharmaceuticals, Inc.*	129,700	233,460
Lexicon Pharmaceuticals, Inc.*	224,300	504,675
Ligand Pharmaceuticals, Inc., Class B*	14,150	239,701
MannKind Corp.*	130,855	299,658
Maxygen, Inc.*	23,900	142,444
Medivation, Inc.*	8,362	764,287
Merrimack Pharmaceuticals, Inc.*	18,523	134,847
Metabolix, Inc.*	17,396	32,183
Momenta Pharmaceuticals, Inc.*	33,100	447,512
Nabi Biopharmaceuticals*	12,018	18,988
Neurocrine Biosciences, Inc.*	43,100	340,921
NewLink Genetics Corp.*	14,217	212,971
Novavax, Inc.*	84,100	131,196
NPS Pharmaceuticals, Inc.*	61,200	526,932
Nymox Pharmaceutical Corp.*	12,147	79,320
OncoGenex Pharmaceutical, Inc.*	2,400	32,256
Oncothyreon, Inc.*	41,100	192,348
Onyx Pharmaceuticals, Inc.*	61,484	4,085,612
Opko Health, Inc.*	73,800	339,480
Orexigen Therapeutics, Inc.*	85,100	471,454
Osiris Therapeutics, Inc.*	34,900	382,853
PDL BioPharma, Inc.	101,200	670,956
Pharmacyclics, Inc.*	39,861	2,176,809
Progenics Pharmaceuticals, Inc.*	33,600	328,608
Raptor Pharmaceutical Corp.*	49,500	276,705
Rigel Pharmaceuticals, Inc.*	49,200	457,560
Sangamo BioSciences, Inc.*	34,400	189,888
Savient Pharmaceuticals, Inc.*	16,040	8,663
Seattle Genetics, Inc.*	82,700	2,099,753
SIGA Technologies, Inc.*	26,900	77,203
Spectrum Pharmaceuticals, Inc.*	37,400	581,944
Sunesis Pharmaceuticals, Inc.*	13,400	38,458
Synageva BioPharma Corp.*	4,804	194,850
Synergy Pharmaceuticals, Inc.*	30,367	144,243
Synta Pharmaceuticals Corp.*	51,500	281,705
Targacept, Inc.*	20,700	89,010
Theravance, Inc.*	50,000	1,111,000
Threshold Pharmaceuticals, Inc.*	25,429	188,175
Trius Therapeutics, Inc.*	5,800	33,408
Vanda Pharmaceuticals, Inc.*	18,603	81,853
Verastem, Inc.*	3,100	31,620
Vical, Inc.*	68,900	248,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Zalicus, Inc.*	42,832	$51,398
ZIOPHARM Oncology, Inc.*	56,100	333,795

		68,762,083

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*	14,700	543,900
ABIOMED, Inc.*	22,900	522,578
Accuray, Inc.*	48,667	332,882
Align Technology, Inc.*	52,257	1,748,519
Alphatec Holdings, Inc.*	84,600	155,664
Analogic Corp.	8,700	539,400
AngioDynamics, Inc.*	13,100	157,331
Antares Pharma, Inc.*	97,600	355,264
ArthroCare Corp.*	17,200	503,616
AtriCure, Inc.*	1,900	18,259
Atrion Corp.	1,300	266,474
Bacterin International Holdings, Inc.*	926	1,241
Biolase, Inc.*	9	18
Cantel Medical Corp.	15,450	421,013
Cardiovascular Systems, Inc.*	1,800	17,622
Cerus Corp.*	19,600	65,072
Conceptus, Inc.*	19,600	388,472
CONMED Corp.	18,600	514,662
CryoLife, Inc.*	18,700	97,801
Cyberonics, Inc.*	21,700	975,198
Cynosure, Inc., Class A*	11,119	235,167
DexCom, Inc.*	47,700	618,192
DynaVox, Inc., Class A*	17,528	19,631
Endologix, Inc.*	46,600	719,504
Exactech, Inc.*	10,633	178,315
Greatbatch, Inc.*	15,100	342,921
Haemonetics Corp.*	18,500	1,371,035
Hansen Medical, Inc.*	10,000	22,700
HeartWare International, Inc.*	38,430	3,412,584
ICU Medical, Inc.*	7,600	405,688
Insulet Corp.*	31,300	668,881
Integra LifeSciences Holdings Corp.*	14,300	531,674
Invacare Corp.	20,100	310,143
IRIS International, Inc.*	12,500	141,250
MAKO Surgical Corp.*	26,136	669,343
Masimo Corp.*	33,950	759,801
Medical Action Industries, Inc.*	4,077	14,188
Meridian Bioscience, Inc.	26,900	550,374
Merit Medical Systems, Inc.*	29,146	402,506
Natus Medical, Inc.*	18,700	217,294
Navidea Biopharmaceuticals, Inc.*	77,600	288,672
Neogen Corp.*	16,989	784,892
NuVasive, Inc.*	31,162	790,268
NxStage Medical, Inc.*	493,837	8,276,708
OraSure Technologies, Inc.*	33,600	377,664
Orthofix International N.V.*	12,500	515,625
Palomar Medical Technologies, Inc.*	14,700	124,950
PhotoMedex, Inc.*	13,698	166,431
Quidel Corp.*	17,900	280,672
Rockwell Medical Technologies, Inc.*	19,200	178,752
RTI Biologics, Inc.*	38,700	145,512
Sirona Dental Systems, Inc.*	253,330	11,402,383

Solta Medical, Inc.*	5,400	$15,822
Spectranetics Corp.*	35,600	406,552
STAAR Surgical Co.*	31,400	243,978
Stereotaxis, Inc.*	54,754	11,498
STERIS Corp.	42,900	1,345,773
SurModics, Inc.*	21,900	378,870
Symmetry Medical, Inc.*	27,200	233,376
Tornier N.V.*	10,500	235,410
Unilife Corp.*	41,954	141,805
Vascular Solutions, Inc.*	18,600	233,616
Volcano Corp.*	350,872	10,052,483
West Pharmaceutical Services, Inc.	29,500	1,489,455
Wright Medical Group, Inc.*	28,382	605,956
Young Innovations, Inc.	7,000	241,430
Zeltiq Aesthetics, Inc.*	26,200	146,720

		58,331,450

Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc.*	11,431	200,500
Accretive Health, Inc.*	38,626	423,341
Air Methods Corp.*	10,700	1,051,275
Alliance HealthCare Services, Inc.*	57,872	57,756
Almost Family, Inc.*	7,400	165,316
Amedisys, Inc.*	23,900	297,555
AMERIGROUP Corp.*	201,336	13,270,056
AMN Healthcare Services, Inc.*	32,800	194,504
Amsurg Corp.*	22,416	672,032
Assisted Living Concepts, Inc., Class A	14,160	201,355
Bio-Reference Labs, Inc.*	15,800	415,224
BioScrip, Inc.*	32,400	240,732
Capital Senior Living Corp.*	30,800	326,480
CardioNet, Inc.*	8,679	17,618
Centene Corp.*	38,300	1,155,128
Chemed Corp.	14,500	876,380
Chindex International, Inc.*	14,100	138,180
Corvel Corp.*	5,900	289,100
Cross Country Healthcare, Inc.*	53,300	232,921
Emeritus Corp.*	21,891	368,426
Ensign Group, Inc.	11,700	330,759
ExamWorks Group, Inc.*	20,300	268,569
Five Star Quality Care, Inc.*	43,100	132,317
Gentiva Health Services, Inc.*	26,900	186,417
Hanger, Inc.*	24,246	621,667
HealthSouth Corp.*	71,600	1,665,416
Healthways, Inc.*	25,900	206,682
HMS Holdings Corp.*	236,261	7,869,854
IPC The Hospitalist Co., Inc.*	10,800	489,456
Kindred Healthcare, Inc.*	33,541	329,708
Landauer, Inc.	6,233	357,338
LHC Group, Inc.*	12,300	208,608
Magellan Health Services, Inc.*	20,500	929,265
MEDNAX, Inc.*	188,303	12,906,288
Metropolitan Health Networks, Inc.*	32,100	307,197
MModal, Inc.*	23,600	306,328
Molina Healthcare, Inc.*	20,050	470,373
MWI Veterinary Supply, Inc.*	8,900	914,653
National Healthcare Corp.	6,100	275,903
National Research Corp.	2,129	111,453

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Owens & Minor, Inc.#	48,850	$1,496,275
PharMerica Corp.*	20,800	227,136
Providence Service Corp.*	15,200	208,392
PSS World Medical, Inc.*	39,700	833,303
RadNet, Inc.*	1,336	3,554
Select Medical Holdings Corp.*	36,419	368,196
Skilled Healthcare Group, Inc., Class A*	27,790	174,521
Sun Healthcare Group, Inc.*	24,700	206,739
Sunrise Senior Living, Inc.*	42,300	308,367
Team Health Holdings, Inc.*	19,100	460,119
Triple-S Management Corp., Class B*	12,700	232,156
U.S. Physical Therapy, Inc.	8,800	223,784
Universal American Corp.*	23,800	250,614
Vanguard Health Systems, Inc.*	23,695	210,649
WellCare Health Plans, Inc.*	32,615	1,728,595

		56,414,530

Health Care Technology (1.2%)
athenahealth, Inc.*	26,750	2,117,797
Computer Programs & Systems, Inc.	6,500	371,930
Epocrates, Inc.*	16,700	133,934
Greenway Medical Technologies*	17,700	288,687
HealthStream, Inc.*	15,100	392,600
MedAssets, Inc.*	39,382	529,688
Medidata Solutions, Inc.*	15,100	493,317
Merge Healthcare, Inc.*	82,400	235,664
Omnicell, Inc.*	23,800	348,432
Quality Systems, Inc.	27,800	764,778
SXC Health Solutions Corp.*	160,758	15,948,801
Vocera Communications, Inc.*	5,664	151,739

		21,777,367

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	58,100	272,489
Albany Molecular Research, Inc.*	8,910	22,721
BG Medicine, Inc.*	800	5,584
Cambrex Corp.*	29,600	278,536
Complete Genomics, Inc.*	44,305	82,407
Enzo Biochem, Inc.*	13,633	22,767
eResearchTechnology, Inc.*	32,000	255,680
Fluidigm Corp.*	18,500	278,240
Furiex Pharmaceuticals, Inc.*	3,300	69,135
Harvard Bioscience, Inc.*	3,400	12,818
Luminex Corp.*	28,500	697,965
Medtox Scientific, Inc.*	8,095	218,241
Pacific Biosciences of California, Inc.*	58,200	126,294
PAREXEL International Corp.*	42,277	1,193,480
Sequenom, Inc.*	64,100	260,246

		3,796,603

Pharmaceuticals (2.7%)
Acura Pharmaceuticals, Inc.*	67,604	212,277
Akorn, Inc.*	934,630	14,739,115
Alimera Sciences, Inc.*	4,376	13,084
Ampio Pharmaceuticals, Inc.*	34,600	175,768

Auxilium Pharmaceuticals, Inc.*	35,256	$948,034
AVANIR Pharmaceuticals, Inc., Class A*	81,500	319,480
Biosante Pharmaceuticals, Inc.*	5,982	15,254
Cadence Pharmaceuticals, Inc.*	103,000	367,710
Cempra, Inc.*	600	5,616
Columbia Laboratories, Inc.*	34,681	23,583
Corcept Therapeutics, Inc.*	57,200	256,828
Cornerstone Therapeutics, Inc.*	14,100	89,253
Depomed, Inc.*	47,000	267,430
Durect Corp.*	30,410	27,664
Endocyte, Inc.*	35,900	295,098
Hi-Tech Pharmacal Co., Inc.*	9,500	307,800
Impax Laboratories, Inc.*	47,100	954,717
Jazz Pharmaceuticals plc*	27,074	1,218,601
Lannett Co., Inc.*	24,400	103,456
MAP Pharmaceuticals, Inc.*	16,300	244,174
Medicines Co.*	38,300	878,602
Medicis Pharmaceutical Corp., Class A	46,500	1,587,975
Nektar Therapeutics*	79,800	643,986
Obagi Medical Products, Inc.*	17,000	259,590
Omeros Corp.*	13,856	138,560
Optimer Pharmaceuticals, Inc.*	288,503	4,477,567
Pacira Pharmaceuticals, Inc.*	18,405	295,216
Pain Therapeutics, Inc.*	55,093	258,386
Par Pharmaceutical Cos., Inc.*	26,200	946,868
Pernix Therapeutics Holdings*	20,208	147,316
Pozen, Inc.*	50,300	313,872
Questcor Pharmaceuticals, Inc.*	214,488	11,419,341
Sagent Pharmaceuticals, Inc.*	11,400	206,112
Salix Pharmaceuticals Ltd.*	15,442	840,663
Santarus, Inc.*	51,800	367,262
Sciclone Pharmaceuticals, Inc.*	56,000	392,560
Sucampo Pharmaceuticals, Inc., Class A*	22,900	160,987
Transcept Pharmaceuticals, Inc.*	6,600	40,920
ViroPharma, Inc.*	51,100	1,211,070
Vivus, Inc.*	75,282	2,148,548
XenoPort, Inc.*	33,900	204,756
Zogenix, Inc.*	5,300	13,144

		47,538,243

Total Health Care		256,620,276

Industrials (20.4%)
Aerospace & Defense (1.7%)
AAR Corp.	24,500	330,260
Aerovironment, Inc.*	12,100	318,351
American Science & Engineering, Inc.	6,082	343,329
Astronics Corp.*	8,000	225,920
Ceradyne, Inc.	16,600	425,790
Cubic Corp.	12,600	605,808
Curtiss-Wright Corp.	33,000	1,024,650
DigitalGlobe, Inc.*	25,300	383,548
Esterline Technologies Corp.*	23,400	1,458,990
GenCorp, Inc.*	35,500	231,105
GeoEye, Inc.*	15,000	232,200
HEICO Corp.	39,699	1,568,905
Hexcel Corp.*	694,722	17,916,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

KEYW Holding Corp.*	19,900	$199,796
Kratos Defense & Security Solutions, Inc.*	48,118	281,009
LMI Aerospace, Inc.*	12,100	210,298
Moog, Inc., Class A*	34,200	1,414,170
National Presto Industries, Inc.	3,778	263,591
Orbital Sciences Corp.*	39,400	509,048
Taser International, Inc.*	26,300	137,812
Teledyne Technologies, Inc.*	30,800	1,898,820
Triumph Group, Inc.	9,253	520,666

		30,500,946

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	38,700	201,240
Atlas Air Worldwide Holdings, Inc.*	18,600	809,286
Echo Global Logistics, Inc.*	14,800	282,088
Forward Air Corp.	21,302	687,415
Hub Group, Inc., Class A*	27,570	998,034
Pacer International, Inc.*	19,100	103,522
Park-Ohio Holdings Corp.*	13,600	258,808
XPO Logistics, Inc.*	9,832	165,178

		3,505,571

Airlines (0.4%)
Alaska Air Group, Inc.*	52,800	1,895,520
Allegiant Travel Co.*	10,190	710,039
Hawaiian Holdings, Inc.*	39,600	257,796
JetBlue Airways Corp.*	176,800	937,040
Republic Airways Holdings, Inc.*	28,800	159,840
SkyWest, Inc.	34,100	222,673
Spirit Airlines, Inc.*	26,770	520,944
U.S. Airways Group, Inc.*	142,400	1,898,192

		6,602,044

Building Products (0.8%)
A.O. Smith Corp.	29,301	1,432,526
AAON, Inc.	13,450	253,533
Ameresco, Inc., Class A*	20,600	245,758
American Woodmark Corp.*	14,500	247,950
Apogee Enterprises, Inc.	15,700	252,299
Builders FirstSource, Inc.*	111,300	527,562
Gibraltar Industries, Inc.*	20,400	211,752
Griffon Corp.	27,100	232,518
Insteel Industries, Inc.	15,900	177,285
NCI Building Systems, Inc.*	27,880	301,940
Nortek, Inc.*	3,609	180,594
Quanex Building Products Corp.	25,200	450,576
Simpson Manufacturing Co., Inc.	245,569	7,246,741
Trex Co., Inc.*	10,900	327,981
Universal Forest Products, Inc.	14,900	580,802
USG Corp.*	51,200	975,360

		13,645,177

Commercial Services & Supplies (1.6%)
A.T. Cross Co., Class A*	400	3,948
ABM Industries, Inc.	36,000	704,160
ACCO Brands Corp.*	80,600	833,404

American Reprographics Co.*	68,800	$346,064
Brink’s Co.	34,838	807,545
Casella Waste Systems, Inc., Class A*	40,600	237,510
Cenveo, Inc.*	96,800	186,824
Clean Harbors, Inc.*	12,138	684,826
CompX International, Inc.	19,200	241,920
Consolidated Graphics, Inc.*	10,000	290,500
Courier Corp.	22,200	294,150
Deluxe Corp.	39,400	982,636
Encore Capital Group, Inc.*	14,313	423,951
EnergySolutions, Inc.*	71,100	120,159
EnerNOC, Inc.*	14,200	102,808
Ennis, Inc.	14,500	223,010
Fuel Tech, Inc.*	9,757	47,614
G&K Services, Inc., Class A	13,400	417,946
GEO Group, Inc.*	43,560	989,683
Healthcare Services Group, Inc.	49,823	965,570
Heritage-Crystal Clean, Inc.*	13,100	214,185
Herman Miller, Inc.	39,300	727,836
HNI Corp.	33,467	861,775
InnerWorkings, Inc.*	22,600	305,778
Interface, Inc.	37,800	515,214
Intersections, Inc.	16,400	259,940
Kimball International, Inc., Class B	25,468	196,104
Knoll, Inc.	613,802	8,237,223
McGrath RentCorp	15,500	410,750
Metalico, Inc.*	52,600	115,720
Mine Safety Appliances Co.	18,800	756,512
Mobile Mini, Inc.*	32,000	460,800
Multi-Color Corp.	9,300	206,832
NL Industries, Inc.	14,700	183,309
Portfolio Recovery Associates, Inc.*	12,020	1,096,945
Quad/Graphics, Inc.	20,500	294,790
Rollins, Inc.	15,676	350,672
Schawk, Inc.	33,600	426,720
Standard Parking Corp.*	13,400	288,368
Steelcase, Inc., Class A	47,800	431,634
Swisher Hygiene, Inc.*	69,500	175,835
Sykes Enterprises, Inc.*	24,228	386,679
Team, Inc.*	18,000	561,240
Tetra Tech, Inc.#*	44,700	1,165,776
TMS International Corp., Class A*	22,000	219,340
TRC Cos., Inc.*	1,000	6,080
U.S. Ecology, Inc.	13,800	244,812
UniFirst Corp.	9,400	599,250
United Stationers, Inc.	34,890	940,285
Viad Corp.	11,600	232,000

		29,776,632

Construction & Engineering (0.4%)
Aegion Corp.*	25,200	450,828
Argan, Inc.	13,300	185,934
Comfort Systems USA, Inc.	20,900	209,418
Dycom Industries, Inc.*	22,700	422,447
EMCOR Group, Inc.	56,900	1,582,958
Furmanite Corp.*	38,300	186,138
Granite Construction, Inc.	27,700	723,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Great Lakes Dredge & Dock Corp.	34,300	$244,216
Layne Christensen Co.*	13,800	285,522
MasTec, Inc.*	40,300	606,112
Michael Baker Corp.*	14,900	388,741
MYR Group, Inc.*	19,700	336,082
Northwest Pipe Co.*	10,900	264,434
Orion Marine Group, Inc.*	20,200	140,592
Pike Electric Corp.*	22,900	176,788
Primoris Services Corp.	22,900	274,800
Sterling Construction Co., Inc.*	2,100	21,462
Tutor Perini Corp.*	19,700	249,599

		6,749,318

Electrical Equipment (1.4%)
A123 Systems, Inc.*	193,700	244,062
Active Power, Inc.*	1,713	1,382
Acuity Brands, Inc.	36,200	1,842,942
American Superconductor Corp.*	41,700	195,990
AMETEK, Inc.	282,560	14,102,570
AZZ, Inc.	7,900	483,954
Belden, Inc.	36,300	1,210,605
Brady Corp., Class A	36,580	1,006,316
Broadwind Energy, Inc.*	52,587	14,214
Capstone Turbine Corp.*	226,000	228,260
Coleman Cable, Inc.	31,600	274,604
Encore Wire Corp.	12,200	326,716
EnerSys*	36,000	1,262,520
Enphase Energy, Inc.*	23,806	148,074
Franklin Electric Co., Inc.	16,800	858,984
FuelCell Energy, Inc.*	160,600	162,206
Generac Holdings, Inc.*	18,000	433,080
Global Power Equipment Group, Inc.	11,900	259,896
II-VI, Inc.*	37,100	618,457
LSI Industries, Inc.	2,200	15,664
Powell Industries, Inc.*	7,000	261,520
PowerSecure International, Inc.*	9,343	46,528
Preformed Line Products Co.	4,298	248,897
Thermon Group Holdings, Inc.*	15,500	321,005
Vicor Corp.	30,600	212,364

		24,780,810

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	13,000	904,670
Seaboard Corp.*	200	426,596
Standex International Corp.	6,900	293,733

		1,624,999

Machinery (7.9%)
Accuride Corp.*	35,600	213,600
Actuant Corp., Class A	526,040	14,287,246
Alamo Group, Inc.	7,800	244,686
Albany International Corp., Class A	16,700	312,457
Altra Holdings, Inc.	16,800	265,104
American Railcar Industries, Inc.*	11,000	298,100
Ampco-Pittsburgh Corp.	8,600	157,638
Astec Industries, Inc.*	11,400	349,752

Barnes Group, Inc.	39,110	$949,982
Blount International, Inc.*	30,600	448,290
Briggs & Stratton Corp.	35,000	612,150
Cascade Corp.	5,600	263,480
Chart Industries, Inc.*	206,120	14,172,811
CIRCOR International, Inc.	10,900	371,581
CLARCOR, Inc.	38,215	1,840,434
Colfax Corp.*	12,763	351,876
Columbus McKinnon Corp.*	12,800	193,152
Commercial Vehicle Group, Inc.*	20,000	172,400
Douglas Dynamics, Inc.	17,800	253,650
Dynamic Materials Corp.	12,200	211,426
Energy Recovery, Inc.*	70,700	169,680
EnPro Industries, Inc.*	12,800	478,336
ESCO Technologies, Inc.	19,566	712,985
Federal Signal Corp.*	45,300	264,552
Flow International Corp.*	18,700	58,905
FreightCar America, Inc.	11,300	259,561
Gardner Denver, Inc.	130,470	6,903,168
Gorman-Rupp Co.	8,675	258,515
Graham Corp.	12,100	225,302
Greenbrier Cos., Inc.*	17,400	305,892
Hurco Cos., Inc.*	1,000	20,490
IDEX Corp.	338,550	13,196,679
John Bean Technologies Corp.	18,400	249,688
Joy Global, Inc.	156,860	8,898,668
Kadant, Inc.*	11,800	276,710
Kaydon Corp.	22,300	476,997
L.B. Foster Co., Class A	6,200	177,382
Lincoln Electric Holdings, Inc.	257,040	11,255,782
Lindsay Corp.	8,200	532,180
Lydall, Inc.*	2,500	33,800
Meritor, Inc.*	65,800	343,476
Met-Pro Corp.	20,200	186,042
Middleby Corp.*	132,520	13,200,317
Miller Industries, Inc.	15,200	242,136
Mueller Industries, Inc.	23,807	1,013,940
Mueller Water Products, Inc., Class A	97,400	337,004
NACCO Industries, Inc., Class A	4,500	523,125
NN, Inc.*	5,600	57,176
Omega Flex, Inc.*	13,700	163,167
PMFG, Inc.*	17,300	135,113
Proto Labs, Inc.*	8,300	238,708
RBC Bearings, Inc.*	278,978	13,195,660
Rexnord Corp.*	14,379	288,155
Robbins & Myers, Inc.	294,406	12,312,059
Sauer-Danfoss, Inc.	13,000	454,090
Sun Hydraulics Corp.	12,000	291,480
Tecumseh Products Co., Class A*	7,525	38,001
Tennant Co.	13,800	551,310
Titan International, Inc.	30,200	740,806
Trimas Corp.*	21,109	424,291
Twin Disc, Inc.	12,100	223,729
Valmont Industries, Inc.	107,425	12,995,202
Wabash National Corp.*	37,700	249,574
Watts Water Technologies, Inc., Class A	23,092	769,887
Woodward, Inc.	50,822	2,004,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Xerium Technologies, Inc.*	8,139	$23,603

		141,727,558

Marine (0.7%)
Baltic Trading Ltd.	6,877	23,657
Eagle Bulk Shipping, Inc.*	8,880	28,061
Excel Maritime Carriers Ltd.*	71,201	39,516
Genco Shipping & Trading Ltd.*	47,700	145,485
International Shipholding Corp.	14,800	279,128
Kirby Corp.*	258,334	12,162,365
Ultrapetrol Bahamas Ltd.*	24,652	29,089

		12,707,301

Professional Services (2.0%)
Acacia Research Corp.*	35,980	1,339,895
Advisory Board Co.*	194,764	9,658,347
Barrett Business Services, Inc.	15,300	323,442
CBIZ, Inc.*	24,800	147,312
CDI Corp.	14,700	241,080
Corporate Executive Board Co.	26,500	1,083,320
CRA International, Inc.*	8,000	117,520
Dolan Co.*	19,500	131,235
Exponent, Inc.*	10,000	528,300
Franklin Covey Co.*	26,300	269,312
FTI Consulting, Inc.*	30,200	868,250
GP Strategies Corp.*	22,500	415,575
Heidrick & Struggles International, Inc.	12,700	222,250
Hill International, Inc.*	35,400	113,280
Hudson Global, Inc.*	52,300	218,091
Huron Consulting Group, Inc.*	16,343	517,256
ICF International, Inc.*	11,700	278,928
Insperity, Inc.	14,100	381,405
Kelly Services, Inc., Class A	18,100	233,671
Kforce, Inc.*	21,300	286,698
Korn/Ferry International*	30,100	431,935
Mistras Group, Inc.*	16,000	420,480
Navigant Consulting, Inc.*	38,800	490,432
Odyssey Marine Exploration, Inc.*	72,220	270,103
On Assignment, Inc.*	29,148	465,202
Pendrell Corp.*	142,400	159,488
Resources Connection, Inc.	26,700	328,410
Robert Half International, Inc.	546,500	15,613,505
RPX Corp.*	14,800	212,380
TrueBlue, Inc.*	28,300	438,084
VSE Corp.	6,100	145,119
WageWorks, Inc.*	8,548	128,733

		36,479,038

Road & Rail (1.3%)
Amerco, Inc.	5,700	512,829
Arkansas Best Corp.	21,400	269,640
Avis Budget Group, Inc.*	91,500	1,390,800
Celadon Group, Inc.	14,500	237,510
Dollar Thrifty Automotive Group, Inc.*	20,600	1,667,776
Genesee & Wyoming, Inc., Class A*	239,619	12,661,468
Heartland Express, Inc.	37,900	542,349
Knight Transportation, Inc.	46,800	748,332

Marten Transport Ltd.	10,600	$225,356
Old Dominion Freight Line, Inc.*	34,100	1,476,189
Patriot Transportation Holding, Inc.*	5,700	134,121
Quality Distribution, Inc.*	28,700	318,283
RailAmerica, Inc.*	14,261	345,116
Roadrunner Transportation Systems, Inc.*	14,200	239,838
Saia, Inc.*	10,900	238,601
Swift Transportation Co.*	56,900	537,705
Universal Truckload Services, Inc.	11,100	167,888
Werner Enterprises, Inc.	30,200	721,478
Zipcar, Inc.*	21,000	246,330

		22,681,609

Trading Companies & Distributors (1.9%)
Aceto Corp.	33,500	302,505
Aircastle Ltd.	41,700	502,485
Applied Industrial Technologies, Inc.	31,900	1,175,515
Beacon Roofing Supply, Inc.*	33,000	832,260
CAI International, Inc.*	14,700	292,236
DXP Enterprises, Inc.*	6,900	286,281
Edgen Group, Inc.*	19,653	147,791
Essex Rental Corp.*	685	2,377
H&E Equipment Services, Inc.*	17,900	269,037
Houston Wire & Cable Co.	15,500	169,415
Interline Brands, Inc.*	25,962	650,867
Kaman Corp.	16,500	510,510
Lawson Products, Inc.	9,699	89,716
MSC Industrial Direct Co., Inc., Class A	159,190	10,434,905
Rush Enterprises, Inc., Class A*	22,000	359,700
SeaCube Container Leasing Ltd.	17,700	302,139
TAL International Group, Inc.	19,659	658,380
Textainer Group Holdings Ltd.	10,600	391,140
Titan Machinery, Inc.*	11,000	334,070
United Rentals, Inc.*	449,410	15,297,916
Watsco, Inc.	24,100	1,778,580

		34,787,825

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	24,600	313,158

Total Industrials		365,881,986

Information Technology (19.5%)
Communications Equipment (1.5%)
ADTRAN, Inc.	55,100	1,663,469
Anaren, Inc.*	11,300	221,480
Arris Group, Inc.*	91,200	1,268,592
Aruba Networks, Inc.*	137,361	2,067,283
Aviat Networks, Inc.*	44,469	124,513
Bel Fuse, Inc., Class B	8,000	140,880
Black Box Corp.	11,800	338,660
CalAmp Corp.*	21,297	156,107
Calix, Inc.*	31,100	255,642
Ciena Corp.*	567,516	9,290,237
Communications Systems, Inc.	170	1,899
Comtech Telecommunications Corp.	18,500	528,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Comverse Technology, Inc.*	112,105	$652,451
Digi International, Inc.*	21,200	217,088
Emcore Corp.*	7,003	30,953
Emulex Corp.*	54,500	392,400
Extreme Networks, Inc.*	71,800	246,992
Finisar Corp.*	64,300	961,928
Globecomm Systems, Inc.*	26,085	264,502
Harmonic, Inc.*	77,700	331,002
Infinera Corp.*	75,000	513,000
InterDigital, Inc.	32,800	967,928
Ixia*	29,170	350,623
KVH Industries, Inc.*	16,000	200,000
Loral Space & Communications, Inc.	6,800	457,980
Meru Networks, Inc.*	6,349	11,111
NETGEAR, Inc.*	26,300	907,613
Oclaro, Inc.*	37,900	115,216
Oplink Communications, Inc.*	15,900	215,127
Opnext, Inc.*	2,668	3,362
Plantronics, Inc.	31,600	1,055,440
Powerwave Technologies, Inc.*	10,623	7,702
Procera Networks, Inc.*	14,100	342,771
ShoreTel, Inc.*	35,380	154,964
Sonus Networks, Inc.*	133,400	286,810
Sycamore Networks, Inc.*	13,990	203,135
Symmetricom, Inc.*	30,100	180,299
Tellabs, Inc.	191,239	636,826
Ubiquiti Networks, Inc.*	13,600	193,800
ViaSat, Inc.*	26,000	982,020
Westell Technologies, Inc., Class A*	73,700	175,406

		27,115,941

Computers & Peripherals (0.3%)
3D Systems Corp.*	30,800	1,051,512
Avid Technology, Inc.*	25,600	190,208
Cray, Inc.*	24,700	298,376
Electronics for Imaging, Inc.*	29,449	478,546
Imation Corp.*	23,500	138,885
Immersion Corp.*	36,800	207,184
Intermec, Inc.*	41,500	257,300
Intevac, Inc.*	2,200	16,544
Novatel Wireless, Inc.*	867	2,159
OCZ Technology Group, Inc.*	47,800	253,340
QLogic Corp.*	51,608	706,513
Quantum Corp.*	133,200	270,396
Rimage Corp.	3,907	31,256
Silicon Graphics International Corp.*	56,100	360,162
STEC, Inc.*	32,600	254,280
Stratasys, Inc.*	14,800	733,340
Super Micro Computer, Inc.*	16,200	256,932
Synaptics, Inc.*	22,500	644,175
Xyratex Ltd.	6,957	78,684

		6,229,792

Electronic Equipment, Instruments & Components (1.2%)
Aeroflex Holding Corp.*	40,169	243,022
Agilysys, Inc.*	17,500	151,725
Anixter International, Inc.	21,800	1,156,490
Audience, Inc.*	7,360	141,901
Badger Meter, Inc.	9,500	356,725

Benchmark Electronics, Inc.*	48,500	$676,575
Brightpoint, Inc.*	48,600	262,926
Checkpoint Systems, Inc.*	27,500	239,525
Cognex Corp.	29,900	946,335
Coherent, Inc.*	17,800	770,740
CTS Corp.	22,100	208,182
Daktronics, Inc.	26,600	183,806
DTS, Inc.*	11,600	302,528
Echelon Corp.*	26,000	90,480
Electro Rent Corp.	16,100	261,303
Electro Scientific Industries, Inc.	16,900	199,758
eMagin Corp.*	274	847
Fabrinet*	17,600	220,880
FARO Technologies, Inc.*	13,195	555,246
FEI Co.*	29,700	1,420,848
GSI Group, Inc.*	22,300	255,558
Identive Group, Inc.*	444	416
Insight Enterprises, Inc.*	33,600	565,488
InvenSense, Inc.*	28,200	318,660
Kemet Corp.*	46,100	277,061
LeCroy Corp.*	19,800	282,348
Littelfuse, Inc.	16,500	938,685
Maxwell Technologies, Inc.*	28,700	188,272
Measurement Specialties, Inc.*	11,900	386,869
Mercury Computer Systems, Inc.*	18,100	234,033
Methode Electronics, Inc.	22,400	190,624
Microvision, Inc.*	3,769	6,068
MTS Systems Corp.	11,300	435,615
Multi-Fineline Electronix, Inc.*	8,450	208,208
Neonode, Inc.*	26,629	163,768
NeoPhotonics Corp.*	31,400	155,116
Newport Corp.*	29,600	355,792
OSI Systems, Inc.*	13,800	874,092
Park Electrochemical Corp.	13,200	341,616
PC Connection, Inc.	22,600	240,012
Plexus Corp.*	25,895	730,239
Power-One, Inc.*	59,600	269,392
Pulse Electronics Corp.	11,082	21,832
RadiSys Corp.*	20,900	131,252
RealD, Inc.*	27,900	417,384
Richardson Electronics Ltd.	16,700	205,911
Rofin-Sinar Technologies, Inc.*	19,200	363,456
Rogers Corp.*	11,300	447,593
Sanmina-SCI Corp.*	50,800	416,052
ScanSource, Inc.*	19,975	612,034
SYNNEX Corp.*	18,000	620,820
TTM Technologies, Inc.*	50,711	477,190
Universal Display Corp.*	29,188	1,049,017
Viasystems Group, Inc.*	11,400	193,800
Vishay Precision Group, Inc.*	14,900	207,855
Zygo Corp.*	10,772	192,388

		21,164,358

Internet Software & Services (3.0%)
Active Network, Inc.*	25,648	394,723
Ancestry.com, Inc.*	22,700	624,931
Angie’s List, Inc.*	24,439	387,114
Bankrate, Inc.*	29,638	545,043
Bazaarvoice, Inc.*	13,900	252,980
Blucora, Inc.*	28,400	349,888
Brightcove, Inc.*	17,155	261,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Carbonite, Inc.*	22,400	$200,256
comScore, Inc.*	22,900	376,934
Constant Contact, Inc.*	20,500	366,540
Cornerstone OnDemand, Inc.*	22,317	531,368
CoStar Group, Inc.*	209,331	16,997,677
DealerTrack Holdings, Inc.*	549,169	16,535,478
Demand Media, Inc.*	25,600	286,720
Demandware, Inc.*	5,942	140,766
Dice Holdings, Inc.*	34,800	326,772
Digital River, Inc.*	27,000	448,740
EarthLink, Inc.	75,000	558,000
EasyLink Services International Corp., Class A*	24,797	179,530
Envestnet, Inc.*	18,400	220,800
ExactTarget, Inc.*	7,655	167,338
FriendFinder Networks, Inc.*	1,621	1,524
Internap Network Services Corp.*	37,000	240,870
IntraLinks Holdings, Inc.*	33,200	145,416
j2 Global, Inc.	32,900	869,218
Keynote Systems, Inc.	16,829	249,911
KIT Digital, Inc.*	69,090	296,396
Limelight Networks, Inc.*	80,700	236,451
Liquidity Services, Inc.*	16,969	868,643
LivePerson, Inc.*	37,800	720,468
LogMeIn, Inc.*	14,600	445,592
Marchex, Inc., Class B	4,500	16,245
MeetMe, Inc.*	8,700	20,445
Millennial Media, Inc.*	13,668	180,281
Monster Worldwide, Inc.*	64,216	545,836
Move, Inc.*	27,375	249,386
NIC, Inc.	45,895	582,866
OpenTable, Inc.*	16,900	760,669
Perficient, Inc.*	19,700	221,231
QuinStreet, Inc.*	17,000	157,420
RealNetworks, Inc.	17,450	150,768
Responsys, Inc.*	21,900	265,428
Saba Software, Inc.*	31,400	291,392
SciQuest, Inc.*	15,700	281,972
SPS Commerce, Inc.*	12,300	373,674
Stamps.com, Inc.*	10,700	263,969
support.com, Inc.*	34,300	109,417
Synacor, Inc.*	13,238	181,361
TechTarget, Inc.*	30,300	152,712
Travelzoo, Inc.*	8,400	190,848
United Online, Inc.	56,300	237,586
Unwired Planet, Inc.*	77,500	178,250
ValueClick, Inc.*	60,300	988,317
VistaPrint N.V.*	19,632	634,114
Vocus, Inc.*	13,600	252,960
Web.com Group, Inc.*	24,300	445,176
WebMD Health Corp.*	25,492	522,841
XO Group, Inc.*	23,500	208,445
Yelp, Inc.*	8,407	191,091
Zix Corp.*	63,500	165,100

		53,047,501

IT Services (1.4%)
Acxiom Corp.*	58,200	879,402
CACI International, Inc., Class A*	21,900	1,204,938
Cardtronics, Inc.*	30,900	933,489

Cass Information Systems, Inc.	4,910	$197,627
CIBER, Inc.*	54,300	234,033
Computer Task Group, Inc.*	20,900	313,291
Convergys Corp.	85,642	1,264,932
CSG Systems International, Inc.*	22,600	390,528
Dynamics Research Corp.*	444	2,580
EPAM Systems, Inc.*	7,700	130,823
Euronet Worldwide, Inc.*	36,940	632,413
ExlService Holdings, Inc.*	16,078	396,162
Forrester Research, Inc.	10,500	355,530
Global Cash Access Holdings, Inc.*	46,100	332,381
Hackett Group, Inc.*	42,700	237,839
Heartland Payment Systems, Inc.	26,700	803,136
Higher One Holdings, Inc.*	22,000	268,840
iGATE Corp.*	22,300	379,546
Jack Henry & Associates, Inc.	25,832	891,721
Lionbridge Technologies, Inc.*	80,586	253,846
ManTech International Corp., Class A	14,700	345,009
MAXIMUS, Inc.	26,560	1,374,480
ModusLink Global Solutions, Inc.*	3,300	9,867
MoneyGram International, Inc.*	13,700	200,020
NCI, Inc., Class A*	9,445	38,252
PRGX Global, Inc.*	900	7,155
Sapient Corp.	90,289	909,210
ServiceSource International, Inc.*	665,703	9,219,987
Syntel, Inc.	11,050	670,735
TeleTech Holdings, Inc.*	18,400	294,400
TNS, Inc.*	14,200	254,748
Unisys Corp.*	27,589	539,365
Virtusa Corp.*	15,800	210,930
Wright Express Corp.*	29,200	1,802,224

		25,979,439

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Energy Industries, Inc.*	24,400	327,448
Alpha & Omega Semiconductor Ltd.*	25,450	232,868
Amkor Technology, Inc.*	73,200	357,216
Amtech Systems, Inc.*	1,269	4,771
ANADIGICS, Inc.*	122,100	221,001
Applied Micro Circuits Corp.*	45,300	259,116
ATMI, Inc.*	20,400	419,628
AuthenTec, Inc.*	36,881	159,695
Axcelis Technologies, Inc.*	125,500	150,600
AXT, Inc.*	30,600	120,870
Brooks Automation, Inc.	40,700	384,208
Cabot Microelectronics Corp.	17,000	496,570
Cavium, Inc.*	34,800	974,400
CEVA, Inc.*	16,600	292,326
Cirrus Logic, Inc.*	48,500	1,449,180
Cohu, Inc.	14,200	144,272
Cymer, Inc.*	23,400	1,379,430
Diodes, Inc.*	21,300	399,801
DSP Group, Inc.*	33,200	210,488
Entegris, Inc.*	101,129	863,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Entropic Communications, Inc.*	66,000	$372,240
Exar Corp.*	25,200	205,632
Fairchild Semiconductor International, Inc.*	628,480	8,861,568
First Solar, Inc.*	31,790	478,757
FormFactor, Inc.*	36,700	237,449
FSI International, Inc.*	50,700	182,013
GSI Technology, Inc.*	31,900	151,206
GT Advanced Technologies, Inc.*	90,378	477,196
Hittite Microwave Corp.*	22,500	1,150,200
Inphi Corp.*	16,700	158,316
Integrated Device Technology, Inc.*	103,800	583,356
Integrated Silicon Solution, Inc.*	21,800	219,962
Intermolecular, Inc.*	27,640	214,210
International Rectifier Corp.*	35,327	706,187
Intersil Corp., Class A	67,559	719,503
IXYS Corp.*	21,700	242,389
Kopin Corp.*	59,800	205,712
Kulicke & Soffa Industries, Inc.*	17,821	158,963
Lattice Semiconductor Corp.*	68,400	257,868
LTX-Credence Corp.*	32,700	219,090
MA-COM Technology Solutions Holdings, Inc.*	7,600	140,600
MaxLinear, Inc., Class A*	37,300	185,008
Mellanox Technologies Ltd.*	162,520	11,512,917
MEMC Electronic Materials, Inc.*	117,214	254,354
Micrel, Inc.	32,500	309,725
Microsemi Corp.*	65,300	1,207,397
Mindspeed Technologies, Inc.*	29,100	71,586
MIPS Technologies, Inc.*	43,700	291,479
MKS Instruments, Inc.	40,100	1,160,093
Monolithic Power Systems, Inc.*	22,700	451,049
MoSys, Inc.*	41,700	135,108
Nanometrics, Inc.*	18,900	290,304
NVE Corp.*	3,800	204,250
OmniVision Technologies, Inc.*	38,600	515,696
PDF Solutions, Inc.*	41,800	412,566
Pericom Semiconductor Corp.*	17,400	156,600
Photronics, Inc.*	44,500	271,450
PLX Technology, Inc.*	36,300	230,505
Power Integrations, Inc.	26,000	969,800
Rambus, Inc.*	70,500	404,670
RF Micro Devices, Inc.*	187,700	797,725
Rubicon Technology, Inc.*	25,700	262,140
Rudolph Technologies, Inc.*	23,900	208,408
Semtech Corp.*	464,020	11,284,966
Sigma Designs, Inc.*	24,400	155,672
Silicon Image, Inc.*	52,400	216,936
Spansion, Inc., Class A*	36,100	396,378
Standard Microsystems Corp.*	14,600	538,594
STR Holdings, Inc.*	22,800	103,968
SunPower Corp.*	35,971	173,021
Supertex, Inc.*	7,492	141,224
Teradyne, Inc.*	665,880	9,362,273
Tessera Technologies, Inc.	32,600	501,062
TriQuint Semiconductor, Inc.*	116,100	638,550
Ultra Clean Holdings, Inc.*	23,900	153,677

Ultratech, Inc.*	16,700	$526,050
Veeco Instruments, Inc.*	269,118	9,246,894
Volterra Semiconductor Corp.*	18,148	425,571

		78,957,613

Software (7.7%)
Accelrys, Inc.*	35,661	288,497
ACI Worldwide, Inc.*	27,900	1,233,459
Actuate Corp.*	31,900	221,067
Advent Software, Inc.*	21,000	569,310
American Software, Inc., Class A	28,000	222,600
Aspen Technology, Inc.*	635,512	14,712,103
AVG Technologies N.V.*	21,389	278,271
Blackbaud, Inc.	34,100	875,347
Bottomline Technologies, Inc.*	23,900	431,395
BroadSoft, Inc.*	19,751	571,989
Cadence Design Systems, Inc.*	1,442,730	15,855,603
Callidus Software, Inc.*	12,100	60,258
CommVault Systems, Inc.*	33,717	1,671,352
Concur Technologies, Inc.*	11,720	798,132
Deltek, Inc.*	24,000	278,160
Digimarc Corp.	8,500	218,110
Ebix, Inc.	18,009	359,280
Ellie Mae, Inc.*	13,143	236,574
Envivio, Inc.*	20,426	130,931
EPIQ Systems, Inc.	21,100	258,475
ePlus, Inc.*	9,900	320,265
Fair Isaac Corp.	28,400	1,200,752
FalconStor Software, Inc.*	37,100	96,831
Fortinet, Inc.*	486,997	11,308,070
Glu Mobile, Inc.*	59,500	330,225
Guidance Software, Inc.*	33,000	313,830
Guidewire Software, Inc.*	12,500	351,500
Imperva, Inc.*	8,600	247,852
Infoblox, Inc.*	249,938	5,731,078
Informatica Corp.*	117,460	4,975,606
Interactive Intelligence Group, Inc.*	10,200	287,742
JDA Software Group, Inc.*	31,527	936,037
Jive Software, Inc.*	16,410	344,446
Kenexa Corp.*	19,780	574,213
Manhattan Associates, Inc.*	14,900	681,079
Mentor Graphics Corp.*	80,700	1,210,500
MICROS Systems, Inc.*	288,735	14,783,232
MicroStrategy, Inc., Class A*	5,900	766,174
Monotype Imaging Holdings, Inc.*	25,800	432,666
Motricity, Inc.*	18,019	11,172
NetScout Systems, Inc.*	26,800	578,612
NetSuite, Inc.*	4,822	264,101
OPNET Technologies, Inc.	10,200	271,218
Parametric Technology Corp.*	91,300	1,913,648
Pegasystems, Inc.	12,700	418,846
Progress Software Corp.*	43,650	910,975
Proofpoint, Inc.*	9,358	158,618
PROS Holdings, Inc.*	16,700	280,894
QLIK Technologies, Inc.*	495,078	10,951,125
Quest Software, Inc.*	43,931	1,223,478
RealPage, Inc.*	21,800	504,888
Rosetta Stone, Inc.*	18,900	261,576
SeaChange International, Inc.*	18,500	152,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

ServiceNow, Inc.*	57,051	$1,403,455
Smith Micro Software, Inc.*	6,617	12,175
SolarWinds, Inc.*	265,878	11,581,646
Sourcefire, Inc.*	21,500	1,105,100
SRS Labs, Inc.*	2,300	20,700
SS&C Technologies Holdings, Inc.*	23,467	586,675
Synchronoss Technologies, Inc.*	214,950	3,970,126
Take-Two Interactive Software, Inc.*	56,303	532,626
Tangoe, Inc.*	20,964	446,743
TeleCommunication Systems, Inc., Class A*	27,250	33,517
TeleNav, Inc.*	43,363	265,815
THQ, Inc.*	16,906	10,482
TIBCO Software, Inc.*	320,700	9,595,344
TiVo, Inc.*	83,700	692,199
Tyler Technologies, Inc.*	24,100	972,435
Ultimate Software Group, Inc.*	20,225	1,802,452
VASCO Data Security International, Inc.*	25,400	207,772
Verint Systems, Inc.*	15,200	448,552
VirnetX Holding Corp.*	31,200	1,099,800
Wave Systems Corp., Class A*	23,743	16,383
Websense, Inc.*	28,200	528,186

		137,396,600

Total Information Technology		349,891,244

Materials (3.0%)
Chemicals (1.8%)
A. Schulman, Inc.	18,100	359,285
ADA-ES, Inc.*	6,281	159,349
American Vanguard Corp.	23,000	611,570
Arabian American Development Co.*	16,048	155,505
Balchem Corp.	20,800	678,288
Calgon Carbon Corp.*	36,300	516,186
Chemtura Corp.*	69,100	1,001,950
Ferro Corp.*	59,254	284,419
Flotek Industries, Inc.*	35,800	334,372
FutureFuel Corp.	25,273	265,619
Georgia Gulf Corp.	32,300	829,141
GSE Holding, Inc.*	21,600	228,312
H.B. Fuller Co.	41,600	1,277,120
Hawkins, Inc.	6,900	263,442
Innophos Holdings, Inc.	16,081	907,933
Innospec, Inc.*	17,000	503,370
KMG Chemicals, Inc.	13,600	262,208
Koppers Holdings, Inc.	13,500	459,000
Kraton Performance Polymers, Inc.*	22,900	501,739
Landec Corp.*	32,500	278,200
LSB Industries, Inc.*	11,500	355,465
Minerals Technologies, Inc.	15,100	963,078
NewMarket Corp.	2,234	483,884
Olin Corp.	56,600	1,182,374
OM Group, Inc.*	24,600	467,400
Omnova Solutions, Inc.*	30,800	232,232
PolyOne Corp.	770,873	10,545,543
Quaker Chemical Corp.	8,977	414,827
Senomyx, Inc.*	7,630	17,931

Sensient Technologies Corp.	35,600	$1,307,588
Solutia, Inc.	124,280	3,486,054
Spartech Corp.*	26,600	137,522
Stepan Co.	5,800	546,244
TPC Group, Inc.*	11,500	424,925
Tredegar Corp.	20,500	298,480
Zep, Inc.	12,400	170,252
Zoltek Cos., Inc.*	26,100	235,683

		31,146,490

Construction Materials (0.1%)
Eagle Materials, Inc.	31,900	1,191,146
Headwaters, Inc.*	86,400	444,960
Texas Industries, Inc.	15,300	596,853
United States Lime & Minerals, Inc.*	3,900	182,013

		2,414,972

Containers & Packaging (0.1%)
AEP Industries, Inc.*	5,365	233,646
Boise, Inc.	70,100	461,258
Graphic Packaging Holding Co.*	159,678	878,229
Myers Industries, Inc.	19,600	336,336

		1,909,469

Metals & Mining (0.7%)
A.M. Castle & Co.*	20,500	217,710
AK Steel Holding Corp.	58,756	344,898
AMCOL International Corp.	18,000	509,580
Century Aluminum Co.*	40,700	298,331
Coeur d’Alene Mines Corp.*	65,370	1,147,897
General Moly, Inc.*	62,800	197,192
Globe Specialty Metals, Inc.	45,200	607,036
Gold Reserve, Inc.*	36,033	125,755
Gold Resource Corp.	20,400	530,196
Golden Minerals Co.*	52,900	238,579
Golden Star Resources Ltd.*	174,300	202,188
Handy & Harman Ltd.*	600	8,088
Haynes International, Inc.	11,800	601,092
Hecla Mining Co.	195,400	928,150
Horsehead Holding Corp.*	30,500	303,780
Jaguar Mining, Inc.*	39,550	45,878
Kaiser Aluminum Corp.	13,480	698,803
Materion Corp.	14,300	329,329
McEwen Mining, Inc.*	137,508	413,899
Metals USA Holdings Corp.*	15,500	246,605
Midway Gold Corp.*	148,400	206,276
Noranda Aluminum Holding Corp.	28,500	226,860
Olympic Steel, Inc.	8,000	131,360
Paramount Gold and Silver Corp.*	107,300	257,520
Revett Minerals, Inc.*	2,400	7,896
RTI International Metals, Inc.*	19,000	429,970
Schnitzer Steel Industries, Inc., Class A	13,307	372,862
Stillwater Mining Co.*	103,275	881,968
SunCoke Energy, Inc.*	50,430	738,799
Thompson Creek Metals Co., Inc.*	41,314	131,792
U.S. Antimony Corp.*	37,769	152,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

U.S. Silica Holdings, Inc.*	22,100	$248,846
Universal Stainless & Alloy Products, Inc.*	6,300	258,930
Vista Gold Corp.*	80,900	235,419
Worthington Industries, Inc.	41,799	855,626

		13,131,697

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	26,200	746,438
Clearwater Paper Corp.*	14,028	478,635
Deltic Timber Corp.	7,100	432,958
KapStone Paper and Packaging Corp.*	23,800	377,230
Louisiana-Pacific Corp.*	95,800	1,042,304
Neenah Paper, Inc.	10,100	269,569
P.H. Glatfelter Co.	29,400	481,278
Resolute Forest Products*	41,110	476,054
Schweitzer-Mauduit International, Inc.	11,400	776,796
Verso Paper Corp.*	42,525	50,180
Wausau Paper Corp.	30,600	297,738

		5,429,180

Total Materials		54,031,808

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
8x8, Inc.*	62,900	264,180
AboveNet, Inc.*	17,667	1,484,028
Atlantic Tele-Network, Inc.	8,300	279,959
Cbeyond, Inc.*	31,900	215,963
Cincinnati Bell, Inc.*	152,000	565,440
Cogent Communications Group, Inc.*	31,300	602,525
Consolidated Communications Holdings, Inc.	14,700	217,560
Fairpoint Communications, Inc.*	28,200	173,430
General Communication, Inc., Class A*	31,200	259,272
Globalstar, Inc.*	42,070	13,462
HickoryTech Corp.	500	5,555
IDT Corp., Class B	14,300	140,283
inContact, Inc.*	4,900	24,549
Iridium Communications, Inc.*	33,346	298,780
Lumos Networks Corp.	10,800	102,060
magicJack VocalTec Ltd.*	8,957	170,183
Neutral Tandem, Inc.*	21,950	289,301
ORBCOMM, Inc.*	5,500	17,930
Premiere Global Services, Inc.*	34,199	286,930
Primus Telecommunications Group, Inc.	10,060	156,634
SureWest Communications	17,200	362,404
Towerstream Corp.*	67,700	280,955
tw telecom, Inc.*	428,033	10,983,327
Vonage Holdings Corp.*	90,900	182,709

		17,377,419

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	30,800	357,896
Leap Wireless International, Inc.*	43,800	281,634

NTELOS Holdings Corp.	9,000	$169,650
Shenandoah Telecommunications Co.	14,164	192,772
USA Mobility, Inc.	13,743	176,735

		1,178,687

Total Telecommunication Services		18,556,106

Utilities (1.8%)
Electric Utilities (0.8%)
ALLETE, Inc.	27,989	1,169,940
Cleco Corp.	50,000	2,091,500
El Paso Electric Co.	36,300	1,203,708
Empire District Electric Co.	41,225	869,848
IDACORP, Inc.	37,827	1,591,760
MGE Energy, Inc.	15,400	728,420
Otter Tail Corp.	25,300	578,611
PNM Resources, Inc.	58,000	1,133,320
Portland General Electric Co.	54,600	1,455,636
UIL Holdings Corp.	38,050	1,364,473
Unitil Corp.	10,900	288,850
UNS Energy Corp.	29,489	1,132,672

		13,608,738

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	5,360	234,339
Delta Natural Gas Co., Inc.	6,759	146,873
Laclede Group, Inc.	14,800	589,188
New Jersey Resources Corp.	32,900	1,434,769
Northwest Natural Gas Co.	20,100	956,760
Piedmont Natural Gas Co., Inc.#	54,000	1,738,260
South Jersey Industries, Inc.	22,600	1,151,922
Southwest Gas Corp.	32,900	1,436,085
WGL Holdings, Inc.	37,000	1,470,750

		9,158,946

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	83,090	1,064,383
Dynegy, Inc.*	37,694	22,051
Genie Energy Ltd., Class B	45,200	351,204
GenOn Energy, Inc.*	385,005	658,359
Ormat Technologies, Inc.	14,300	305,877

		2,401,874

Multi-Utilities (0.2%)
Avista Corp.	41,400	1,105,380
Black Hills Corp.	31,700	1,019,789
CH Energy Group, Inc.	10,900	716,021
NorthWestern Corp.	31,491	1,155,720

		3,996,910

Water Utilities (0.2%)
American States Water Co.	17,300	684,734
Artesian Resources Corp., Class A	10,900	234,786
Cadiz, Inc.*	27,238	196,386
California Water Service Group	25,800	476,526
Connecticut Water Service, Inc.	9,500	275,310
Consolidated Water Co., Ltd.	1,800	14,922
Middlesex Water Co.	12,200	231,800
SJW Corp.	11,300	271,313

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

York Water Co.	10,700	$191,423

		2,577,200

Total Utilities		31,743,668

Total Common Stocks (98.5%) (Cost $1,383,551,840)		1,767,126,355

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$14,400	12,042

Total Financials		12,042

Total Corporate Bonds		12,042

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		12,042

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
Hampton Roads Bankshares, Inc., expiring 12/31/49*† (b)	33,558	24,343

Total Financials		24,343

Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49*† (b)	11,400	$10,830

Total Health Care		10,830

Total Rights (0.0%) (Cost $248,499)		35,173

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13* (b) (Cost $—)	7,020	—

Total Investments (98.5%) (Cost $1,383,814,739)		1,767,173,570
Other Assets Less Liabilities (1.5%)		26,221,556

Net Assets (100%)		$1,793,395,126

*	Non-income producing.
†	Securities (totaling $35,173 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,420,736.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	53	September-12	$4,001,449	$4,215,620	$214,171

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$288,173,492	$—	$—	$288,173,492
Consumer Staples	32,437,701	—	—	32,437,701
Energy	115,661,492	—	—	115,661,492
Financials	254,128,582	—	—	254,128,582
Health Care	256,620,276	—	—	256,620,276
Industrials	365,881,986	—	—	365,881,986
Information Technology	349,891,244	—	—	349,891,244
Materials	54,031,808	—	—	54,031,808
Telecommunication Services	18,556,106	—	—	18,556,106
Utilities	31,743,668	—	—	31,743,668
Corporate Bonds
Financials	—	12,042	—	12,042
Futures	214,171	—	—	214,171
Rights
Financials	—	—	24,343	24,343
Health Care	—	—	10,830	10,830
Warrants
Energy	—	—	—	—

Total Assets	$1,767,340,526	$12,042	$35,173	$1,767,387,741

Total Liabilities	$—	$—	$—	$—

Total	$1,767,340,526	$12,042	$35,173	$1,767,387,741

(a) A Security with a market value of $1,663,469 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Rights-Financials	Investments in Rights-Health Care

Balance as of 12/31/11	$—	$10,830
Total gains or losses (realized/unrealized) included in earnings	(224,156)	—
Purchases	248,499	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$24,343	$10,830

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$(224,156)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	214,171	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$214,171

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	193,925	—	—	193,925
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$193,925	$—	$—	$193,925

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	167,247	—	—	167,247
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$167,247	$—	$—	$167,247

The Portfolio held futures contracts with an average notional balance of approximately $4,265,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$512,617,675
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$458,565,471

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$466,757,437
Aggregate gross unrealized depreciation	(97,441,787)

Net unrealized appreciation	$369,315,650

Federal income tax cost of investments	$1,397,857,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $1,383,814,739)	$1,767,173,570
Cash	30,192,635
Receivable for securities sold	33,304,929
Dividends, interest and other receivables	1,236,430
Receivable from Separate Accounts for Trust shares sold	524,402
Due from broker for futures variation margin	124,546
Other assets	15,289

Total assets	1,832,571,801

LIABILITIES
Payable for securities purchased	35,795,720
Payable to Separate Accounts for Trust shares redeemed	1,998,013
Investment management fees payable	1,031,796
Administrative fees payable	145,939
Distribution fees payable - Class IB	123,326
Distribution fees payable - Class IA	80,060
Trustees’ fees payable	1,417
Accrued expenses	404

Total liabilities	39,176,675

NET ASSETS	$1,793,395,126

Net assets were comprised of:
Paid in capital	$1,337,373,290
Accumulated undistributed net investment income (loss)	1,296,279
Accumulated undistributed net realized gain (loss) on investments and futures	71,152,555
Net unrealized appreciation (depreciation) on investments and futures	383,573,002

Net assets	$1,793,395,126

Class IA
Net asset value, offering and redemption price per share, $405,102,527 / 23,812,024 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.01

Class IB
Net asset value, offering and redemption price per share, $623,326,980 / 38,262,293 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.29

Class K
Net asset value, offering and redemption price per share, $764,965,619 / 44,909,627 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,650 foreign withholding tax)	$8,777,860
Interest	14,223

Total income	8,792,083

EXPENSES
Investment management fees	6,249,944
Administrative fees	886,033
Distribution fees - Class IB	793,748
Distribution fees - Class IA	539,802
Printing and mailing expenses	89,835
Professional fees	41,065
Custodian fees	35,306
Trustees’ fees	23,974
Miscellaneous	22,760

Gross expenses	8,682,467
Less: Fees paid indirectly	(37,466)

Net expenses	8,645,001

NET INVESTMENT INCOME (LOSS)	147,082

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	77,939,684
Futures	193,925

Net realized gain (loss)	78,133,609

Change in unrealized appreciation (depreciation) on:
Securities	58,569,549
Futures	167,247

Net change in unrealized appreciation (depreciation)	58,736,796

NET REALIZED AND UNREALIZED GAIN (LOSS)	136,870,405

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,017,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$147,082	$(1,761,764)
Net realized gain (loss) on investments and futures	78,133,609	181,069,270
Net change in unrealized appreciation (depreciation) on investments and futures	58,736,796	(190,144,595)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	137,017,487	(10,837,089)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(17,807,908)
Class IB	—	(25,892,414)
Class K†	—	(23,872,649)

TOTAL DISTRIBUTIONS	—	(67,572,971)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,120,583 and 7,143,623 shares, respectively ]	19,110,662	120,875,077
Capital shares issued in reinvestment of distributions [ 0 and 1,177,024 shares, respectively ]	—	17,807,908
Capital shares repurchased [ (4,430,103) and (42,334,850) shares, respectively ]	(76,247,996)	(653,525,019	)(z)

Total Class IA transactions	(57,137,334)	(514,842,034)

Class IB
Capital shares sold [ 2,758,556 and 7,280,121 shares, respectively ]	45,723,551	119,650,221
Capital shares issued in reinvestment of distributions [ 0 and 1,786,968 shares, respectively ]	—	25,892,414
Capital shares repurchased [ (3,966,605) and (10,261,367) shares, respectively ]	(64,565,773)	(164,925,352)

Total Class IB transactions	(18,842,222)	(19,382,717)

Class K†
Capital shares sold [ 10,280,204 and 35,785,848 shares, respectively ]	173,067,801	542,890,194	(z)
Capital shares issued in reinvestment of distributions [ 0 and 1,577,882 shares, respectively ]	—	23,872,649
Capital shares repurchased [ (1,725,489) and (1,008,818) shares, respectively ]	(29,410,102)	(15,798,009)

Total Class K transactions	143,657,699	550,964,834

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	67,678,143	16,740,083

TOTAL INCREASE (DECREASE) IN NET ASSETS	204,695,630	(61,669,977)
NET ASSETS:
Beginning of period	1,588,699,496	1,650,369,473

End of period (a)	$1,793,395,126	$1,588,699,496

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,296,279	$1,149,197

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/AllianceBernstein Small Cap Growth Portfolio exchanged approximately 33,102,639 Class IA shares for approximately 33,102,639 Class K shares. This exchange amounted to approximately $498,563,176.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class IA			2011		2010	2009	2008	2007
Net asset value, beginning of period	$15.69		$16.46		$12.33	$9.08	$16.39	$16.37

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	(0.01	)(e)	0.02 (e)	0.02 (e)	0.02 (e)	(0.05	)(e)
Net realized and unrealized gain (loss) on investments and futures	1.33		(0.08)		4.12	3.25	(7.31)	2.73

Total from investment operations	1.32		(0.09)		4.14	3.27	(7.29)	2.68

Less distributions:
Dividends from net investment income	—		—		(0.01)	(0.02)	— #	—
Distributions from net realized gains	—		(0.68)		—	—	(0.02)	(2.66)

Total dividends and distributions	—		(0.68)		(0.01)	(0.02)	(0.02)	(2.66)

Net asset value, end of period	$17.01		$15.69		$16.46	$12.33	$9.08	$16.39

Total return (b)	8.41%		(0.37)%		33.56%	36.00%	(44.52)%	17.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$405,103		$425,468		$1,006,467	$725,459	$308,472	$542,826
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.10%		0.85%		0.86%	0.89%	0.87%	0.86%
Before fees paid indirectly (a)	1.11%		0.86%		0.86%	0.90%	0.89%	0.87%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.09)%		(0.07)%		0.15%	0.24%	0.17%	(0.26)%
Before fees paid indirectly (a)	(0.09)%		(0.07)%		0.15%	0.23%	0.15%	(0.27)%
Portfolio turnover rate	27%		50%		52%	64%	115%	84%

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class IB			2011		2010		2009		2008		2007
Net asset value, beginning of period	$15.02		$15.83		$11.88		$8.76		$15.85		$15.95

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	(0.04	)(e)	(0.01	)(e)	—	#(e)	(0.01	)(e)	(0.09	)(e)
Net realized and unrealized gain (loss) on investments and futures	1.28		(0.09)		3.96		3.12		(7.06)		2.65

Total from investment operations	1.27		(0.13)		3.95		3.12		(7.07)		2.56

Less distributions:
Dividends from net investment income	—		—		—		—	#	—		—
Distributions from net realized gains	—		(0.68)		—		—		(0.02)		(2.66)

Total dividends and distributions	—		(0.68)		—		—	#	(0.02)		(2.66)

Net asset value, end of period	$16.29		$15.02		$15.83		$11.88		$8.76		$15.85

Total return (b)	8.46%		(0.64)%		33.25%		35.64%		(44.66)%		16.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$623,327		$592,924		$643,902		$491,589		$402,055		$771,708
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.10%		1.10	%(c)	1.11%		1.14%		1.12%		1.11%
Before fees paid indirectly (a)	1.11%		1.11%		1.11%		1.15%		1.14%		1.12%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.08)%		(0.26)%		(0.10)%		0.03%		(0.08)%		(0.51)%
Before fees paid indirectly (a)	(0.08)%		(0.27)%		(0.11)%		0.02%		(0.10)%		(0.52)%
Portfolio turnover rate	27%		50%		52%		64%		115%		84%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$15.69	$14.62

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	1.32	1.73

Total from investment operations	1.34	1.75

Less distributions:
Distributions from net realized gains	—	(0.68)

Net asset value, end of period	$17.03	$15.69

Total return (b)	8.54%	12.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$764,966	$570,308
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.85%	0.86%
Before fees paid indirectly (a)	0.86%	0.87%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.18%	0.29%
Before fees paid indirectly (a)	0.18%	0.28%
Portfolio turnover rate	27%	50%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Industrials	21.1%
Consumer Discretionary	14.1
Financials	13.8
Information Technology	7.7
Energy	7.3
Health Care	5.7
Materials	5.1
Consumer Staples	1.4
Utilities	1.4
Telecommunication Services	0.3
Cash and Other	22.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,046.60	$5.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.03	5.89
Class IB
Actual	1,000.00	1,046.60	5.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.03	5.89
Class K
Actual	1,000.00	1,047.70	4.70
Hypothetical (5% average return before expenses)	1,000.00	1,020.27	4.64

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.17%, 1.17% and 0.92%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Auto Components (1.7%)
American Axle & Manufacturing Holdings, Inc.*	5,824	$61,094
Amerigon, Inc.*	2,624	30,150
Autoliv, Inc.	39,700	2,170,002
Cooper Tire & Rubber Co.	5,333	93,541
Dana Holding Corp.	12,656	162,123
Dorman Products, Inc.*	2,085	52,313
Drew Industries, Inc.*	35,649	992,825
Exide Technologies, Inc.*	6,498	21,833
Federal-Mogul Corp.*	1,562	17,182
Fuel Systems Solutions, Inc.*	1,258	20,996
Gentex Corp.	80,000	1,669,600
Modine Manufacturing Co.*	4,026	27,900
Shiloh Industries, Inc.	548	6,302
Spartan Motors, Inc.	2,990	15,668
Standard Motor Products, Inc.	1,720	24,218
Stoneridge, Inc.*	2,255	15,356
Superior Industries International, Inc.	2,004	32,805
Tenneco, Inc.*	5,207	139,652
Tower International, Inc.*	528	5,544

		5,559,104

Automobiles (1.1%)
Thor Industries, Inc.	107,100	2,935,611
Winnebago Industries, Inc.*	49,367	503,050

		3,438,661

Distributors (0.1%)
Core-Mark Holding Co., Inc.	965	46,455
Pool Corp.	4,049	163,822
VOXX International Corp.*	1,609	14,996
Weyco Group, Inc.	544	12,610

		237,883

Diversified Consumer Services (1.4%)
American Public Education, Inc.*	1,550	49,600
Ascent Capital Group, Inc., Class A*	1,245	64,429
Bridgepoint Education, Inc.*	1,553	33,855
Capella Education Co.*	1,141	39,661
Career Education Corp.*	4,398	29,423
Carriage Services, Inc.	1,317	10,957
Coinstar, Inc.*	2,697	185,176
Collectors Universe	431	6,327
Corinthian Colleges, Inc.*	6,805	19,666
Education Management Corp.*	2,248	15,624
Grand Canyon Education, Inc.*	3,425	71,720
Hillenbrand, Inc.	70,746	1,300,311
K12, Inc.*	2,332	54,336
Lincoln Educational Services Corp.	1,920	12,480
Mac-Gray Corp.	1,056	14,879
Matthews International Corp., Class A	2,423	78,723
National American University Holdings, Inc.	655	2,817
Regis Corp.	119,963	2,154,536
Sotheby’s, Inc.	5,812	193,888
Steiner Leisure Ltd.*	1,331	$61,772
Stewart Enterprises, Inc., Class A	6,458	46,110
Strayer Education, Inc.	1,011	110,219
Universal Technical Institute, Inc.	1,822	24,615

		4,581,124

Hotels, Restaurants & Leisure (1.0%)
AFC Enterprises, Inc.*	2,062	47,715
Ameristar Casinos, Inc.	2,874	51,071
Benihana, Inc.	898	14,467
Biglari Holdings, Inc.*	107	41,344
BJ’s Restaurants, Inc.*	2,105	79,990
Bluegreen Corp.*	1,226	6,081
Bob Evans Farms, Inc.	2,502	100,580
Boyd Gaming Corp.*	4,752	34,214
Bravo Brio Restaurant Group, Inc.*	1,649	29,402
Buffalo Wild Wings, Inc.*	1,595	138,191
Caesars Entertainment Corp.*	3,114	35,500
Caribou Coffee Co., Inc.*	1,800	23,238
Carrols Restaurant Group, Inc.*	1,453	8,631
CEC Entertainment, Inc.	1,567	56,992
Cheesecake Factory, Inc.*	4,610	147,336
Churchill Downs, Inc.	1,110	65,257
Cracker Barrel Old Country Store, Inc.	1,649	103,557
Denny’s Corp.*	8,187	36,350
DineEquity, Inc.*	1,337	59,684
Domino’s Pizza, Inc.	4,995	154,395
Einstein Noah Restaurant Group, Inc.	527	9,254
Fiesta Restaurant Group, Inc.*	1,388	18,363
Frisch’s Restaurants, Inc.	243	6,887
Gaylord Entertainment Co.*	2,674	103,109
Ignite Restaurant Group, Inc.*	571	10,341
International Speedway Corp., Class A	2,359	61,759
Interval Leisure Group, Inc.	3,329	63,284
Isle of Capri Casinos, Inc.*	1,714	10,575
Jack in the Box, Inc.*	3,812	106,279
Jamba, Inc.*	6,114	11,983
Krispy Kreme Doughnuts, Inc.*	5,081	32,468
Life Time Fitness, Inc.*	3,680	171,157
Luby’s, Inc.*	1,763	11,812
Marcus Corp.	1,685	23,186
Marriott Vacations Worldwide Corp.*	2,279	70,603
Monarch Casino & Resort, Inc.*	819	7,486
Morgans Hotel Group Co.*	1,923	9,038
MTR Gaming Group, Inc.*	1,912	9,082
Multimedia Games Holding Co., Inc.*	2,369	33,166
Nathan’s Famous, Inc.*	219	6,460
Orient-Express Hotels Ltd., Class A*	8,310	69,555
P.F. Chang’s China Bistro, Inc.	1,825	93,933
Papa John’s International, Inc.*	1,536	73,067
Peet’s Coffee & Tea, Inc.*	1,137	68,265
Pinnacle Entertainment, Inc.*	5,435	52,285
Premier Exhibitions, Inc.*	2,199	5,937
Red Lion Hotels Corp.*	1,188	10,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Red Robin Gourmet Burgers, Inc.*	1,259	$38,412
Ruby Tuesday, Inc.*	5,560	37,864
Ruth’s Hospitality Group, Inc.*	2,990	19,734
Scientific Games Corp., Class A*	4,864	41,587
Shuffle Master, Inc.*	4,702	64,888
Six Flags Entertainment Corp.	3,408	184,645
Sonic Corp.*	5,154	51,643
Speedway Motorsports, Inc.	946	15,997
Texas Roadhouse, Inc.	5,329	98,213
Town Sports International Holdings, Inc.*	1,988	26,420
Vail Resorts, Inc.	3,109	155,699
WMS Industries, Inc.*	4,729	94,344

		3,213,051

Household Durables (1.8%)
American Greetings Corp., Class A	3,019	44,138
Bassett Furniture Industries, Inc.	928	9,568
Beazer Homes USA, Inc.*	8,695	28,259
Blyth, Inc.	866	29,929
Cavco Industries, Inc.*	607	31,127
CSS Industries, Inc.	819	16,830
Ethan Allen Interiors, Inc.	21,614	430,767
Flexsteel Industries, Inc.	363	7,180
Helen of Troy Ltd.*	2,732	92,588
Hooker Furniture Corp.	58,886	694,266
Hovnanian Enterprises, Inc., Class A*	8,588	24,905
iRobot Corp.*	2,360	52,274
KB Home	6,712	65,778
La-Z-Boy, Inc.*	142,074	1,746,089
Libbey, Inc.*	1,695	26,052
Lifetime Brands, Inc.	886	11,048
M.D.C. Holdings, Inc.	32,433	1,059,586
M/I Homes, Inc.*	61,262	1,061,058
Meritage Homes Corp.*	2,434	82,610
Ryland Group, Inc.	3,833	98,048
Sealy Corp.*	4,151	7,679
Skullcandy, Inc.*	1,393	19,711
Standard Pacific Corp.*	9,452	58,508
Universal Electronics, Inc.*	1,304	17,174
Zagg, Inc.*	2,195	23,947

		5,739,119

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	2,060	7,189
Blue Nile, Inc.*	1,187	35,266
CafePress, Inc.*	407	6,056
Geeknet, Inc.*	367	7,274
HSN, Inc.	3,244	130,895
Nutrisystem, Inc.	2,435	28,149
Orbitz Worldwide, Inc.*	1,999	7,296
Overstock.com, Inc.*	1,017	7,028
PetMed Express, Inc.	1,685	20,490
Shutterfly, Inc.*	3,076	94,402
U.S. Auto Parts Network, Inc.*	1,115	4,661

		348,706

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.*	1,109	$40,545
Black Diamond, Inc.*	1,793	16,944
Brunswick Corp.	70,362	1,563,444
Callaway Golf Co.	5,533	32,700
JAKKS Pacific, Inc.	2,241	35,878
Johnson Outdoors, Inc., Class A*	475	9,785
LeapFrog Enterprises, Inc.*	4,314	44,262
Marine Products Corp.	965	5,867
Smith & Wesson Holding Corp.*	5,554	46,154
Steinway Musical Instruments, Inc.*	613	15,018
Sturm Ruger & Co., Inc.	1,648	66,167

		1,876,764

Media (0.4%)
Arbitron, Inc.	2,294	80,290
Beasley Broadcasting Group, Inc., Class A*	355	2,091
Belo Corp., Class A	8,133	52,376
Carmike Cinemas, Inc.*	1,511	22,136
Central European Media Enterprises Ltd., Class A*	3,144	15,971
Crown Media Holdings, Inc., Class A*	2,747	4,807
Cumulus Media, Inc., Class A*	4,812	14,484
Daily Journal Corp.*	84	7,205
Dial Global, Inc.*	392	1,301
Digital Domain Media Group, Inc.*	891	5,578
Digital Generation, Inc.*	2,362	29,218
Entercom Communications Corp., Class A*	2,022	12,172
Entravision Communications Corp., Class A	4,089	4,948
EW Scripps Co., Class A*	2,565	24,650
Fisher Communications, Inc.*	746	22,313
Global Sources Ltd.*	1,620	10,692
Harte-Hanks, Inc.	3,777	34,522
Journal Communications, Inc., Class A*	3,816	19,691
Knology, Inc.*	2,692	52,952
LIN TV Corp., Class A*	2,640	7,973
Lions Gate Entertainment Corp.*	7,302	107,631
Live Nation Entertainment, Inc.*	12,076	110,858
Martha Stewart Living Omnimedia, Inc., Class A	2,415	8,211
McClatchy Co., Class A*	4,584	10,085
MDC Partners, Inc., Class A	2,115	23,984
Meredith Corp.	3,085	98,535
National CineMedia, Inc.	4,880	74,030
New York Times Co., Class A*	11,576	90,293
Nexstar Broadcasting Group, Inc., Class A*	913	6,154
Outdoor Channel Holdings, Inc.	1,303	9,525
ReachLocal, Inc.*	845	9,295
Reading International, Inc., Class A*	1,429	7,731
Rentrak Corp.*	850	17,552
Saga Communications, Inc., Class A*	293	10,873

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Salem Communications Corp., Class A	874	$4,781
Scholastic Corp.	2,197	61,868
Sinclair Broadcast Group, Inc., Class A	4,334	39,266
Valassis Communications, Inc.*	3,679	80,018
Value Line, Inc.	188	2,235
World Wrestling Entertainment, Inc., Class A	2,314	18,095

		1,216,390

Multiline Retail (0.4%)
Bon-Ton Stores, Inc.	949	7,412
Fred’s, Inc., Class A	14,144	216,262
Gordmans Stores, Inc.*	738	12,177
Saks, Inc.*	88,457	942,067
Tuesday Morning Corp.*	3,600	15,444

		1,193,362

Specialty Retail (4.8%)
Aeropostale, Inc.*	6,990	124,632
America’s Car-Mart, Inc.*	709	27,545
ANN, Inc.*	4,197	106,982
Asbury Automotive Group, Inc.*	2,384	56,477
Barnes & Noble, Inc.*	2,451	40,343
bebe stores, Inc.	3,252	19,089
Big 5 Sporting Goods Corp.	1,409	10,652
Body Central Corp.*	1,381	12,429
Brown Shoe Co., Inc.	132,930	1,716,126
Buckle, Inc.	2,379	94,137
Cabela’s, Inc.*	4,008	151,542
Casual Male Retail Group, Inc.*	3,423	12,426
Cato Corp., Class A	59,870	1,823,640
Children’s Place Retail Stores, Inc.*	2,105	104,892
Christopher & Banks Corp.	158,050	186,499
Citi Trends, Inc.*	1,268	19,578
Collective Brands, Inc.*	5,207	111,534
Conn’s, Inc.*	1,336	19,773
Cost Plus, Inc.*	1,600	35,200
Destination Maternity Corp.	1,138	24,581
Express, Inc.*	7,678	139,509
Finish Line, Inc., Class A	4,404	92,088
Francesca’s Holdings Corp.*	2,984	80,598
GameStop Corp., Class A	80,000	1,468,800
Genesco, Inc.*	2,104	126,556
Group 1 Automotive, Inc.	62,179	2,835,984
Haverty Furniture Cos., Inc.	1,652	18,453
hhgregg, Inc.*	1,382	15,630
Hibbett Sports, Inc.*	2,266	130,771
Hot Topic, Inc.	3,582	34,710
Jos. A. Bank Clothiers, Inc.*	2,401	101,946
Kirkland’s, Inc.*	1,274	14,333
Lithia Motors, Inc., Class A	1,846	42,550
Lumber Liquidators Holdings, Inc.*	2,366	79,947
MarineMax, Inc.*	1,734	16,490
Mattress Firm Holding Corp.*	944	28,613
Men’s Wearhouse, Inc.	70,745	1,990,764
Monro Muffler Brake, Inc.	2,659	88,385
New York & Co., Inc.*	2,296	7,990
Office Depot, Inc.*	24,372	52,644
OfficeMax, Inc.*	7,494	$37,920
Orchard Supply Hardware Stores Corp., Class A*	157	2,611
Penske Automotive Group, Inc.	3,638	77,271
PEP Boys-Manny, Moe & Jack	4,631	45,847
Perfumania Holdings, Inc.*	419	3,474
Pier 1 Imports, Inc.	79,914	1,312,987
RadioShack Corp.	8,573	32,920
Rent-A-Center, Inc.	5,092	171,804
rue21, Inc.*	1,302	32,863
Select Comfort Corp.*	4,860	101,671
Shoe Carnival, Inc.	1,256	26,991
Sonic Automotive, Inc., Class A	3,385	46,273
Stage Stores, Inc.	2,596	47,559
Stein Mart, Inc.*	2,389	18,993
Systemax, Inc.*	909	10,744
Talbots, Inc.*	6,220	15,674
Teavana Holdings, Inc.*	748	10,120
Tilly’s, Inc., Class A*	785	12,599
Vitamin Shoppe, Inc.*	2,528	138,863
West Marine, Inc.*	84,661	994,767
Wet Seal, Inc., Class A*	7,544	23,839
Winmark Corp.	179	10,480
Zumiez, Inc.*	1,878	74,369

		15,315,477

Textiles, Apparel & Luxury Goods (0.7%)
Cherokee, Inc.	651	9,068
Columbia Sportswear Co.	1,054	56,515
Crocs, Inc.*	7,731	124,856
Culp, Inc.	749	7,677
Delta Apparel, Inc.*	572	7,813
Fifth & Pacific Cos., Inc.*	9,346	100,283
G-III Apparel Group Ltd.*	1,398	33,119
Iconix Brand Group, Inc.*	6,082	106,253
Jones Group, Inc.	7,041	67,312
Kenneth Cole Productions, Inc., Class A*	651	9,798
K-Swiss, Inc., Class A*	2,348	7,232
Maidenform Brands, Inc.*	46,302	922,336
Movado Group, Inc.	1,518	37,980
Oxford Industries, Inc.	1,200	53,640
Perry Ellis International, Inc.*	991	20,563
Quiksilver, Inc.*	11,224	26,152
R.G. Barry Corp.	660	8,969
Skechers U.S.A., Inc., Class A*	3,234	65,877
Steven Madden Ltd.*	3,377	107,220
True Religion Apparel, Inc.	2,250	65,205
Tumi Holdings, Inc.*	1,864	32,620
Unifi, Inc.*	1,202	13,619
Vera Bradley, Inc.*	1,705	35,941
Warnaco Group, Inc.*	3,533	150,435
Wolverine World Wide, Inc.	4,180	162,100

		2,232,583

Total Consumer Discretionary		44,952,224

Consumer Staples (1.4%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	675	81,675
Central European Distribution Corp.*	5,561	15,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Bottling Co. Consolidated	387	$24,876
Craft Brew Alliance, Inc.*	819	6,699
National Beverage Corp.*	890	13,297

		142,452

Food & Staples Retailing (0.4%)
Andersons, Inc.	1,589	67,787
Arden Group, Inc., Class A	91	7,936
Casey’s General Stores, Inc.	3,260	192,307
Chefs’ Warehouse, Inc.*	945	17,057
Harris Teeter Supermarkets, Inc.	3,762	154,204
Ingles Markets, Inc., Class A	1,124	18,018
Nash Finch Co.	1,045	22,447
Pantry, Inc.*	1,986	29,194
Pricesmart, Inc.	1,564	105,586
Rite Aid Corp.*	56,610	79,254
Roundy’s, Inc.	1,823	18,613
Spartan Stores, Inc.	1,848	33,504
SUPERVALU, Inc.	18,219	94,375
Susser Holdings Corp.*	959	35,646
United Natural Foods, Inc.*	4,192	229,973
Village Super Market, Inc., Class A	709	23,099
Weis Markets, Inc.	952	42,383

		1,171,383

Food Products (0.8%)
Alico, Inc.	327	9,987
Annie’s, Inc.*	435	18,209
B&G Foods, Inc.	4,155	110,523
Calavo Growers, Inc.	1,000	25,580
Cal-Maine Foods, Inc.	1,236	48,328
Chiquita Brands International, Inc.*	3,950	19,750
Darling International, Inc.*	10,106	166,648
Diamond Foods, Inc.	1,882	33,575
Dole Food Co., Inc.*	3,102	27,236
Farmer Bros Co.*	619	4,927
Fresh Del Monte Produce, Inc.	3,281	77,005
Griffin Land & Nurseries, Inc.	225	6,298
Hain Celestial Group, Inc.*	3,164	174,147
Inventure Foods, Inc.*	1,108	6,980
J&J Snack Foods Corp.	1,263	74,643
John B. Sanfilippo & Son, Inc.*	678	12,102
Lancaster Colony Corp.	15,411	1,097,417
Lifeway Foods, Inc.	455	4,718
Limoneira Co.	642	10,413
Omega Protein Corp.*	1,652	12,159
Pilgrim’s Pride Corp.*	5,109	36,529
Post Holdings, Inc.*	2,372	72,939
Sanderson Farms, Inc.	1,971	90,311
Seneca Foods Corp., Class A*	788	21,197
Smart Balance, Inc.*	5,090	47,795
Snyders-Lance, Inc.	3,787	95,546
Tootsie Roll Industries, Inc.	1,979	47,219
TreeHouse Foods, Inc.*	3,095	192,788
Westway Group, Inc.*	1,025	6,140

		2,551,109

Household Products (0.0%)
Central Garden & Pet Co., Class A*	3,278	$35,697
Harbinger Group, Inc.*	3,582	27,904
Oil-Dri Corp. of America	391	8,563
Orchids Paper Products Co.	477	8,433
Spectrum Brands Holdings, Inc.*	1,985	64,652
WD-40 Co.	1,340	66,745

		211,994

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,170	84,218
Female Health Co.	1,578	9,263
Inter Parfums, Inc.	1,377	23,781
Medifast, Inc.*	1,234	24,285
Nature’s Sunshine Products, Inc.	933	14,088
Nutraceutical International Corp.*	695	10,599
Prestige Brands Holdings, Inc.*	4,323	68,346
Revlon, Inc., Class A*	929	13,220
Schiff Nutrition International, Inc.*	1,093	19,619
Synutra International, Inc.*	1,519	8,202
USANA Health Sciences, Inc.*	523	21,506

		297,127

Tobacco (0.1%)
Alliance One International, Inc.*	7,238	25,043
Star Scientific, Inc.*	12,442	56,736
Universal Corp.	1,987	92,058
Vector Group Ltd.	4,547	77,390

		251,227

Total Consumer Staples		4,625,292

Energy (7.3%)
Energy Equipment & Services (5.2%)
Atwood Oceanics, Inc.*	50,500	1,910,920
Basic Energy Services, Inc.*	2,662	27,472
Bolt Technology Corp.	716	10,747
Bristow Group, Inc.	64,076	2,605,971
C&J Energy Services, Inc.*	3,831	70,873
Cal Dive International, Inc.*	8,144	23,618
Dawson Geophysical Co.*	684	16,293
Dril-Quip, Inc.*	3,446	226,023
Exterran Holdings, Inc.*	5,641	71,923
Forbes Energy Services Ltd.*	1,222	5,743
Forum Energy Technologies, Inc.*	1,907	37,549
Global Geophysical Services, Inc.*	1,779	10,887
Gulf Island Fabrication, Inc.	1,212	34,191
Gulfmark Offshore, Inc., Class A*	2,300	78,292
Heckmann Corp.*	11,524	38,951
Helix Energy Solutions Group, Inc.*	115,767	1,899,736
Hercules Offshore, Inc.*	13,553	47,978
Hornbeck Offshore Services, Inc.*	3,033	117,620
ION Geophysical Corp.*	11,341	74,737
Key Energy Services, Inc.*	12,956	98,466
Lufkin Industries, Inc.	2,876	156,224
Matrix Service Co.*	2,119	24,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Mitcham Industries, Inc.*	1,106	$18,769
Natural Gas Services Group, Inc.*	1,119	16,584
Newpark Resources, Inc.*	7,556	44,580
Oil States International, Inc.*	31,000	2,052,200
OYO Geospace Corp.*	546	49,135
Parker Drilling Co.*	10,054	45,344
PHI, Inc. (Non-Voting)*	1,138	31,648
Pioneer Drilling Co.*	5,265	41,962
RigNet, Inc.*	1,041	18,103
Rowan Cos., plc, Class A*	79,000	2,554,070
Tesco Corp.*	2,560	30,720
TETRA Technologies, Inc.*	6,626	47,243
TGC Industries, Inc.*	1,237	12,011
Tidewater, Inc.	53,000	2,457,080
Union Drilling, Inc.*	1,204	5,394
Unit Corp.*	42,800	1,578,892
Vantage Drilling Co.*	16,409	24,613
Willbros Group, Inc.*	3,383	21,854

		16,638,467

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	7,016	22,381
Adams Resources & Energy, Inc.	175	7,336
Alon USA Energy, Inc.	904	7,648
Amyris, Inc.*	2,545	11,274
Apco Oil and Gas International, Inc.	776	14,007
Approach Resources, Inc.*	2,482	63,390
Arch Coal, Inc.	32,645	224,924
ATP Oil & Gas Corp.*	3,821	12,915
Berry Petroleum Co., Class A	4,493	178,192
Bill Barrett Corp.*	4,141	88,700
Bonanza Creek Energy, Inc.*	846	14,069
BPZ Resources, Inc.*	8,874	22,451
Callon Petroleum Co.*	3,355	14,292
Carrizo Oil & Gas, Inc.*	3,407	80,099
Ceres, Inc.*	487	4,407
Clayton Williams Energy, Inc.*	509	24,625
Clean Energy Fuels Corp.*	5,674	87,947
Cloud Peak Energy, Inc.*	5,265	89,031
Comstock Resources, Inc.*	4,142	68,012
Contango Oil & Gas Co.*	1,101	65,179
CREDO Petroleum Corp.*	583	8,436
Crimson Exploration, Inc.*	1,644	7,546
Crosstex Energy, Inc.	3,524	49,336
CVR Energy, Inc.*	1,403	37,292
Delek U.S. Holdings, Inc.	1,456	25,611
Endeavour International Corp.*	3,179	26,704
Energen Corp.	26,500	1,195,945
Energy Partners Ltd.*	2,399	40,543
Energy XXI Bermuda Ltd.	6,763	211,614
Evolution Petroleum Corp.*	1,394	11,626
Forest Oil Corp.*	10,124	74,209
Frontline Ltd.	4,438	20,237
FX Energy, Inc.*	4,467	26,579
GasLog Ltd.*	2,037	20,676
Gastar Exploration Ltd.*	4,906	9,469
GeoResources, Inc.*	1,816	66,484
Gevo, Inc.*	1,777	8,832
Goodrich Petroleum Corp.*	2,254	31,240
Green Plains Renewable Energy, Inc.*	2,139	13,347
Gulfport Energy Corp.*	4,772	$98,446
Halcon Resources Corp.*	6,035	56,970
Hallador Energy Co.	430	3,646
Harvest Natural Resources, Inc.*	3,310	28,301
Isramco, Inc.*	79	8,690
KiOR, Inc., Class A*	2,249	20,129
Knightsbridge Tankers Ltd.	2,149	17,493
Kodiak Oil & Gas Corp.*	22,640	185,874
Magnum Hunter Resources Corp.*	12,676	52,986
Matador Resources Co.*	1,171	12,577
McMoRan Exploration Co.*	8,715	110,419
Midstates Petroleum Co., Inc.*	2,092	20,313
Miller Energy Resources, Inc.*	2,614	13,070
Nordic American Tankers Ltd.	4,602	62,449
Northern Oil and Gas, Inc.*	5,488	87,479
Oasis Petroleum, Inc.*	6,871	166,141
Overseas Shipholding Group, Inc.	46,123	512,427
Panhandle Oil and Gas, Inc., Class A	599	18,054
Patriot Coal Corp.*	7,888	9,623
PDC Energy, Inc.*	2,570	63,016
Penn Virginia Corp.	3,964	29,096
PetroQuest Energy, Inc.*	4,858	24,290
Quicksilver Resources, Inc.*	10,159	55,062
Renewable Energy Group, Inc.*	610	4,532
Rentech, Inc.*	18,526	38,164
Resolute Energy Corp.*	4,173	39,936
REX American Resources Corp.*	497	9,701
Rex Energy Corp.*	3,707	41,556
Rosetta Resources, Inc.*	4,538	166,272
Sanchez Energy Corp.*	1,000	20,800
Saratoga Resources, Inc.*	1,552	9,126
Scorpio Tankers, Inc.*	3,206	20,486
SemGroup Corp., Class A*	3,597	114,852
Ship Finance International Ltd.	3,870	60,488
Solazyme, Inc.*	2,805	38,990
Stone Energy Corp.*	4,254	107,796
Swift Energy Co.*	3,701	68,876
Synergy Resources Corp.*	3,368	10,373
Targa Resources Corp.	2,483	106,024
Teekay Corp.	27,500	805,200
Teekay Tankers Ltd., Class A	5,383	24,547
Triangle Petroleum Corp.*	3,634	20,278
Uranerz Energy Corp.*	5,503	7,979
Uranium Energy Corp.*	7,266	16,639
VAALCO Energy, Inc.*	4,961	42,813
Venoco, Inc.*	2,528	25,305
Voyager Oil & Gas, Inc.*	3,938	6,931
W&T Offshore, Inc.	3,025	46,283
Warren Resources, Inc.*	6,058	14,539
Western Refining, Inc.	4,944	110,103
Westmoreland Coal Co.*	815	6,561
ZaZa Energy Corp.*	2,087	9,433

		6,637,739

Total Energy		23,276,206

Financials (13.8%)
Capital Markets (0.7%)
Apollo Investment Corp.	17,411	133,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Arlington Asset Investment Corp., Class A	666	$14,459
Artio Global Investors, Inc.	2,712	9,492
BGC Partners, Inc., Class A	8,430	49,484
BlackRock Kelso Capital Corp.	5,560	54,266
Calamos Asset Management, Inc., Class A	1,660	19,007
Capital Southwest Corp.	244	25,093
CIFC Corp.*	553	4,076
Cohen & Steers, Inc.	1,577	54,422
Cowen Group, Inc., Class A*	7,463	19,852
Diamond Hill Investment Group, Inc.	224	17,537
Duff & Phelps Corp., Class A	2,613	37,888
Edelman Financial Group, Inc.	1,840	16,008
Epoch Holding Corp.	1,355	30,867
Evercore Partners, Inc., Class A	2,461	57,563
FBR & Co.*	3,398	9,412
Fidus Investment Corp.	814	12,348
Fifth Street Finance Corp.	7,131	71,167
Financial Engines, Inc.*	3,988	85,543
FXCM, Inc., Class A	1,781	20,945
GAMCO Investors, Inc., Class A	558	24,770
GFI Group, Inc.	6,034	21,481
Gladstone Capital Corp.	1,799	14,194
Gladstone Investment Corp.	1,830	13,524
Golub Capital BDC, Inc.	1,279	19,300
Greenhill & Co., Inc.	2,497	89,018
GSV Capital Corp.*	1,669	15,522
Harris & Harris Group, Inc.*	2,632	10,002
Hercules Technology Growth Capital, Inc.	4,284	48,581
HFF, Inc., Class A*	2,811	39,185
Horizon Technology Finance Corp.	554	9,135
ICG Group, Inc.*	3,132	28,971
INTL FCStone, Inc.*	1,171	22,659
Investment Technology Group, Inc.*	3,275	30,130
JMP Group, Inc.	1,380	8,528
KBW, Inc.	2,975	48,939
Knight Capital Group, Inc., Class A*	8,565	102,266
Kohlberg Capital Corp.	1,855	13,467
Ladenburg Thalmann Financial Services, Inc.*	9,254	14,251
Main Street Capital Corp.	2,078	50,288
Manning & Napier, Inc.	1,211	17,232
MCG Capital Corp.	6,704	30,838
Medallion Financial Corp.	1,573	16,705
Medley Capital Corp.	1,519	18,289
MVC Capital, Inc.	2,124	27,506
New Mountain Finance Corp.	772	10,955
NGP Capital Resources Co.	1,809	12,808
Oppenheimer Holdings, Inc., Class A	877	13,786
PennantPark Investment Corp.	4,850	50,197
Piper Jaffray Cos., Inc.*	1,388	32,521
Prospect Capital Corp.	10,523	119,857
Pzena Investment Management, Inc., Class A	874	3,872
Safeguard Scientifics, Inc.*	1,825	28,251
Solar Capital Ltd.	3,125	$69,562
Solar Senior Capital Ltd.	821	13,875
Stifel Financial Corp.*	4,643	143,469
SWS Group, Inc.*	2,489	13,266
TCP Capital Corp.	502	7,259
THL Credit, Inc.	1,034	13,928
TICC Capital Corp.	3,308	32,088
Triangle Capital Corp.	2,373	54,057
Virtus Investment Partners, Inc.*	512	41,472
Walter Investment Management Corp.	2,473	57,967
Westwood Holdings Group, Inc.	571	21,275
WisdomTree Investments, Inc.*	4,994	32,811

		2,251,202

Commercial Banks (2.8%)
1st Source Corp.	1,306	29,516
1st United Bancorp, Inc./Florida*	2,619	16,264
Access National Corp.	616	8,070
Alliance Financial Corp./New York	388	13,324
American National Bankshares, Inc.	668	15,738
Ameris Bancorp*	2,142	26,989
Ames National Corp.	683	15,702
Arrow Financial Corp.	870	21,028
BancFirst Corp.	579	24,266
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,434	52,161
Bancorp, Inc./Delaware*	2,535	23,956
BancorpSouth, Inc.	8,107	117,714
Bank of Kentucky Financial Corp.	466	12,414
Bank of Marin Bancorp/California	466	17,247
Bank of the Ozarks, Inc.	2,511	75,531
Banner Corp.	1,562	34,223
Bar Harbor Bankshares	340	12,240
BBCN Bancorp, Inc.*	6,717	73,148
Berkshire Bancorp, Inc./New York*	356	3,133
Boston Private Financial Holdings, Inc.	6,719	60,001
Bridge Bancorp, Inc.	743	17,527
Bridge Capital Holdings*	836	13,501
Bryn Mawr Bank Corp.	1,039	21,892
BSB Bancorp, Inc./Massachusetts*	715	9,116
C&F Financial Corp.	275	11,044
Camden National Corp.	654	23,949
Capital Bank Corp.*	1,052	2,399
Capital City Bank Group, Inc.	1,084	7,989
Cardinal Financial Corp.	2,572	31,584
Cascade Bancorp*	478	2,835
Cathay General Bancorp	6,774	111,839
Center Bancorp, Inc.	947	10,654
Centerstate Banks, Inc.	2,528	18,075
Central Pacific Financial Corp.*	1,848	26,094
Century Bancorp, Inc./Massachusetts, Class A	304	9,038
Chemical Financial Corp.	51,717	1,111,915
Citizens & Northern Corp.	1,017	19,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Citizens Republic Bancorp, Inc.*	3,428	$58,722
City Holding Co.	1,247	42,011
CNB Financial Corp./ Pennsylvania	1,114	18,169
CoBiz Financial, Inc.	3,029	18,962
Columbia Banking System, Inc.	3,451	64,948
Community Bank System, Inc.	3,408	92,425
Community Trust Bancorp, Inc.	1,208	40,456
Crescent Financial Bancshares, Inc.*	334	1,510
CVB Financial Corp.	7,653	89,157
Eagle Bancorp, Inc.*	1,416	22,302
Encore Bancshares, Inc.*	806	16,628
Enterprise Bancorp, Inc./Massachusetts	462	7,572
Enterprise Financial Services Corp.	1,589	17,415
F.N.B. Corp./Pennsylvania	11,999	130,429
Farmers National Banc Corp.	1,572	9,794
Fidelity Southern Corp.	813	7,024
Financial Institutions, Inc.	1,235	20,847
First Bancorp, Inc./Maine	761	12,937
First Bancorp/North Carolina	1,300	11,557
First BanCorp/Puerto Rico*	5,946	23,546
First Busey Corp.	6,585	31,806
First California Financial Group, Inc.*	1,935	13,313
First Commonwealth Financial Corp.	9,068	61,028
First Community Bancshares, Inc./Virginia	1,421	20,505
First Connecticut Bancorp, Inc./Connecticut	1,493	20,155
First Financial Bancorp	5,050	80,699
First Financial Bankshares, Inc.	2,723	94,107
First Financial Corp./Indiana	944	27,376
First Interstate Bancsystem, Inc.	1,467	20,890
First Merchants Corp.	2,477	30,863
First Midwest Bancorp, Inc./Illinois	6,506	71,436
First of Long Island Corp.	685	19,844
FirstMerit Corp.	9,419	155,602
FNB United Corp.*	832	10,808
German American Bancorp, Inc.	1,074	22,017
Glacier Bancorp, Inc.	6,217	96,301
Great Southern Bancorp, Inc.	857	23,636
Green Bankshares, Inc.*	1,150	1,909
Guaranty Bancorp*	6,360	13,420
Hancock Holding Co.	6,558	199,626
Hanmi Financial Corp.*	2,708	28,380
Heartland Financial USA, Inc.	1,245	29,880
Heritage Commerce Corp.*	1,681	10,926
Heritage Financial Corp./Washington	1,307	19,148
Heritage Oaks Bancorp*	1,698	9,458
Home BancShares, Inc./Arkansas	1,914	58,530
Horizon Bancorp/Indiana	320	8,416
Hudson Valley Holding Corp.	1,376	24,906
IBERIABANK Corp.	2,547	128,496
Independent Bank Corp./Massachusetts	1,859	54,301
International Bancshares Corp.	4,524	$88,308
Investors Bancorp, Inc.*	3,806	57,433
Lakeland Bancorp, Inc.	2,302	24,217
Lakeland Financial Corp.	1,404	37,669
MainSource Financial Group, Inc.	1,704	20,158
MB Financial, Inc.	4,735	101,992
Mercantile Bank Corp.*	733	13,524
Merchants Bancshares, Inc.	432	11,902
Metro Bancorp, Inc.*	1,183	14,231
MetroCorp Bancshares, Inc.*	1,353	14,437
Middleburg Financial Corp.	453	7,701
MidSouth Bancorp, Inc.	715	10,067
MidWestOne Financial Group, Inc.	579	12,448
National Bankshares, Inc./Virginia	604	18,192
National Penn Bancshares, Inc.	10,565	101,107
NBT Bancorp, Inc.	2,876	62,093
Northrim BanCorp, Inc.	547	11,755
Old National Bancorp/Indiana	8,066	96,873
OmniAmerican Bancorp, Inc.*	1,013	21,709
Oriental Financial Group, Inc.	95,401	1,057,043
Pacific Capital Bancorp*	348	15,914
Pacific Continental Corp.	1,544	13,695
Pacific Mercantile Bancorp*	891	6,157
PacWest Bancorp	2,561	60,619
Park National Corp.	987	68,843
Park Sterling Corp.*	2,837	13,362
Penns Woods Bancorp, Inc.	342	13,615
Peoples Bancorp, Inc./Ohio	15,111	332,140
Pinnacle Financial Partners, Inc.*	2,994	58,413
Preferred Bank/California*	1,003	13,400
PrivateBancorp, Inc.	5,207	76,855
Prosperity Bancshares, Inc.	4,081	171,524
Renasant Corp.	2,201	34,578
Republic Bancorp, Inc./Kentucky, Class A	889	19,780
S&T Bancorp, Inc.	2,534	46,803
Sandy Spring Bancorp, Inc.	2,076	37,368
SCBT Financial Corp.	1,296	45,684
Seacoast Banking Corp. of Florida*	5,971	9,016
Sierra Bancorp	1,036	10,256
Simmons First National Corp., Class A	1,497	34,805
Southside Bancshares, Inc.	1,474	33,136
Southwest Bancorp, Inc./ Oklahoma*	1,655	15,574
State Bank Financial Corp.*	2,841	43,070
StellarOne Corp.	1,959	24,448
Sterling Bancorp/New York	2,674	26,687
Sterling Financial Corp./Washington*	2,288	43,220
Suffolk Bancorp*	899	11,660
Sun Bancorp, Inc./New Jersey*	3,105	8,383
Susquehanna Bancshares, Inc.	16,116	165,995
SY Bancorp, Inc.	1,045	25,028
Taylor Capital Group, Inc.*	1,401	22,962
Texas Capital Bancshares, Inc.*	3,269	132,035
Tompkins Financial Corp.	807	30,408
TowneBank/Virginia	2,263	31,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Trico Bancshares	1,366	$21,036
Trustmark Corp.	5,563	136,182
UMB Financial Corp.	2,772	142,010
Umpqua Holdings Corp.	9,688	127,494
Union First Market Bankshares Corp.	1,682	24,305
United Bankshares, Inc./West Virginia	3,289	85,119
United Community Banks, Inc./Georgia*	3,442	29,498
Univest Corp. of Pennsylvania	1,447	23,919
Virginia Commerce Bancorp, Inc.*	2,322	19,574
Washington Banking Co.	1,359	18,890
Washington Trust Bancorp, Inc.	1,217	29,670
Webster Financial Corp.	6,241	135,180
WesBanco, Inc.	1,978	42,052
West Bancorp, Inc.	1,255	11,935
West Coast Bancorp/Oregon*	1,651	32,442
Westamerica Bancorp	2,403	113,398
Western Alliance Bancorp*	6,127	57,349
Wilshire Bancorp, Inc.*	5,364	29,395
Wintrust Financial Corp.	3,120	110,760

		8,865,865

Consumer Finance (0.2%)
Cash America International, Inc.	2,517	110,849
Credit Acceptance Corp.*	682	57,581
DFC Global Corp.*	3,746	69,039
EZCORP, Inc., Class A*	4,133	96,960
First Cash Financial Services, Inc.*	2,440	98,015
First Marblehead Corp.*	4,963	5,807
Green Dot Corp., Class A*	2,078	45,965
Nelnet, Inc., Class A	2,082	47,886
Netspend Holdings, Inc.*	2,677	24,602
Nicholas Financial, Inc.	948	12,153
Regional Management Corp.*	442	7,271
World Acceptance Corp.*	953	62,707

		638,835

Diversified Financial Services (0.1%)
California First National Bancorp	171	2,683
FX Alliance, Inc.*	506	7,949
Gain Capital Holdings, Inc.	1,294	6,457
MarketAxess Holdings, Inc.	3,125	83,250
Marlin Business Services Corp.	763	12,506
MicroFinancial, Inc.	721	5,840
NewStar Financial, Inc.*	2,214	28,693
PHH Corp.*	4,828	84,394
PICO Holdings, Inc.*	1,951	43,722
Resource America, Inc., Class A	977	6,233

		281,727

Insurance (6.8%)
Alterra Capital Holdings Ltd.	7,342	171,436
American Equity Investment Life Holding Co.	5,115	56,316
American Safety Insurance Holdings Ltd.*	779	14,606
AMERISAFE, Inc.*	1,573	40,819
Amtrust Financial Services, Inc.	2,067	61,411
Argo Group International Holdings Ltd.	2,199	$64,365
Arthur J. Gallagher & Co.	29,000	1,017,030
Aspen Insurance Holdings Ltd.	67,950	1,963,755
Baldwin & Lyons, Inc., Class B	760	17,662
Citizens, Inc./Texas*	3,367	32,828
CNO Financial Group, Inc.	18,181	141,812
Crawford & Co., Class B	2,269	9,280
Donegal Group, Inc., Class A	735	9,761
Eastern Insurance Holdings, Inc.	528	8,976
eHealth, Inc.*	1,693	27,274
EMC Insurance Group, Inc.	377	7,615
Employers Holdings, Inc.	2,716	48,997
Enstar Group Ltd.*	727	71,929
FBL Financial Group, Inc., Class A	902	25,265
First American Financial Corp.	9,095	154,251
Flagstone Reinsurance Holdings S.A.	4,658	37,311
Fortegra Financial Corp.*	708	5,664
Global Indemnity plc*	975	19,744
Greenlight Capital Reinsurance Ltd., Class A*	2,438	61,974
Hallmark Financial Services*	1,208	9,422
Hanover Insurance Group, Inc.	51,300	2,007,369
HCC Insurance Holdings, Inc.	25,100	788,140
Hilltop Holdings, Inc.*	3,383	34,879
Homeowners Choice, Inc.	616	10,842
Horace Mann Educators Corp.	3,417	59,729
Independence Holding Co.	804	7,919
Infinity Property & Casualty Corp.	1,012	58,362
Investors Title Co.	97	5,522
Kansas City Life Insurance Co.	381	13,407
Maiden Holdings Ltd.	4,415	38,322
Meadowbrook Insurance Group, Inc.	4,315	37,929
Montpelier Reinsurance Holdings Ltd.	84,155	1,791,660
National Financial Partners Corp.*	3,487	46,726
National Interstate Corp.	561	14,917
National Western Life Insurance Co., Class A	199	28,242
Navigators Group, Inc.*	863	43,193
Old Republic International Corp.	191,100	1,584,219
OneBeacon Insurance Group Ltd., Class A	1,914	24,920
Phoenix Cos., Inc.*	10,134	18,748
Platinum Underwriters Holdings Ltd.	2,961	112,814
Presidential Life Corp.	1,837	18,058
Primerica, Inc.	4,021	107,481
Protective Life Corp.	142,000	4,176,220
RLI Corp.	5,819	396,856
Safety Insurance Group, Inc.	1,065	43,282
SeaBright Holdings, Inc.	1,747	15,531
Selective Insurance Group, Inc.	4,678	81,444
StanCorp Financial Group, Inc.	55,400	2,058,664
State Auto Financial Corp.	1,243	17,464
Stewart Information Services Corp.	1,602	24,591

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Symetra Financial Corp.	6,612	$83,443
Tower Group, Inc.	100,799	2,103,675
United Fire Group, Inc.	1,717	36,624
Universal Insurance Holdings, Inc.	1,567	5,344
Validus Holdings Ltd.	54,000	1,729,620

		21,705,659

Real Estate Investment Trusts (REITs) (2.3%)
Acadia Realty Trust (REIT)	3,920	90,866
AG Mortgage Investment Trust, Inc. (REIT)	1,435	30,838
Agree Realty Corp. (REIT)	1,089	24,100
Alexander’s, Inc. (REIT)	191	82,342
American Assets Trust, Inc. (REIT)	2,968	71,974
American Capital Mortgage Investment Corp. (REIT)	3,196	76,320
American Realty Capital Trust, Inc. (REIT)	13,798	150,674
Anworth Mortgage Asset Corp. (REIT)	12,396	87,392
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,828	29,376
Apollo Residential Mortgage, Inc. (REIT)	2,105	40,584
Ares Commercial Real Estate Corp. (REIT)	664	11,607
ARMOUR Residential REIT, Inc. (REIT)	15,834	112,580
Ashford Hospitality Trust, Inc. (REIT)	4,785	40,337
Associated Estates Realty Corp. (REIT)	3,755	56,137
Campus Crest Communities, Inc. (REIT)	2,645	27,482
CapLease, Inc. (REIT)	6,039	25,062
Capstead Mortgage Corp. (REIT)	8,437	117,359
Cedar Realty Trust, Inc. (REIT)	5,275	26,639
Chatham Lodging Trust (REIT)	1,363	19,464
Chesapeake Lodging Trust (REIT)	2,841	48,922
Colonial Properties Trust (REIT)	7,630	168,928
Colony Financial, Inc. (REIT)	3,060	52,938
Coresite Realty Corp. (REIT)	1,760	45,443
Cousins Properties, Inc. (REIT)	7,933	61,481
CreXus Investment Corp. (REIT)	6,123	62,271
CubeSmart (REIT)	10,667	124,484
CYS Investments, Inc. (REIT)	10,511	144,736
DCT Industrial Trust, Inc. (REIT)	21,530	135,639
DiamondRock Hospitality Co. (REIT)	14,549	148,400
DuPont Fabros Technology, Inc. (REIT)	5,318	151,882
Dynex Capital, Inc. (REIT)	5,221	54,194
EastGroup Properties, Inc. (REIT)	2,532	134,956
Education Realty Trust, Inc. (REIT)	8,277	91,709
Entertainment Properties Trust (REIT)	4,097	168,428
Equity One, Inc. (REIT)	4,869	103,223
Excel Trust, Inc. (REIT)	3,108	$37,172
FelCor Lodging Trust, Inc. (REIT)*	10,904	51,249
First Industrial Realty Trust, Inc. (REIT)*	7,699	97,161
First Potomac Realty Trust (REIT)	4,525	53,259
Franklin Street Properties Corp. (REIT)	6,500	68,770
Getty Realty Corp. (REIT)	2,282	43,700
Gladstone Commercial Corp. (REIT)	1,093	18,209
Glimcher Realty Trust (REIT)	12,119	123,856
Government Properties Income Trust (REIT)	3,403	76,976
Gramercy Capital Corp./New York (REIT)*	4,157	10,392
Gyrodyne Co. of America, Inc. (REIT)*	112	12,803
Healthcare Realty Trust, Inc. (REIT)	6,837	162,994
Hersha Hospitality Trust (REIT)	14,892	78,630
Highwoods Properties, Inc. (REIT)	6,246	210,178
Hudson Pacific Properties, Inc. (REIT)	3,253	56,635
Inland Real Estate Corp. (REIT)	6,775	56,774
Invesco Mortgage Capital, Inc. (REIT)	10,164	186,408
Investors Real Estate Trust (REIT)	7,831	61,865
iStar Financial, Inc. (REIT)*	7,351	47,414
Kite Realty Group Trust (REIT)	4,838	24,142
LaSalle Hotel Properties (REIT)	7,401	215,665
Lexington Realty Trust (REIT)	10,399	88,079
LTC Properties, Inc. (REIT)	2,730	99,044
Medical Properties Trust, Inc. (REIT)	11,951	114,969
Mission West Properties, Inc. (REIT)	1,827	15,749
Monmouth Real Estate Investment Corp. (REIT), Class A	3,702	43,387
National Health Investors, Inc. (REIT)	2,182	111,107
New York Mortgage Trust, Inc. (REIT)	1,668	11,776
NorthStar Realty Finance Corp. (REIT)	11,827	61,737
Omega Healthcare Investors, Inc. (REIT)	9,291	209,047
One Liberty Properties, Inc. (REIT)	1,105	20,807
Parkway Properties, Inc./Maryland (REIT)	1,481	16,943
Pebblebrook Hotel Trust (REIT)	4,586	106,900
Pennsylvania Real Estate Investment Trust (REIT)	4,848	72,623
PennyMac Mortgage Investment Trust (REIT)	2,138	42,183
Potlatch Corp. (REIT)	3,569	113,994
PS Business Parks, Inc. (REIT)	1,653	111,941
RAIT Financial Trust (REIT)	4,159	19,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Ramco-Gershenson Properties Trust (REIT)	4,040	$50,783
Redwood Trust, Inc. (REIT)	6,938	86,586
Resource Capital Corp. (REIT)	7,629	40,663
Retail Opportunity Investments Corp. (REIT)	4,324	52,147
RLJ Lodging Trust (REIT)	9,267	168,011
Rouse Properties, Inc. (REIT)*	1,993	27,005
Sabra Health Care REIT, Inc. (REIT)	3,283	56,172
Saul Centers, Inc. (REIT)	731	31,338
Select Income REIT (REIT)*	896	21,289
Sovran Self Storage, Inc. (REIT)	2,549	127,679
STAG Industrial, Inc. (REIT)	2,163	31,536
Strategic Hotels & Resorts, Inc. (REIT)*	15,547	100,434
Summit Hotel Properties, Inc. (REIT)	2,600	21,762
Sun Communities, Inc. (REIT)	2,357	104,274
Sunstone Hotel Investors, Inc. (REIT)*	10,323	113,450
Terreno Realty Corp. (REIT)	1,214	18,343
Two Harbors Investment Corp. (REIT)	19,128	198,166
UMH Properties, Inc. (REIT)	1,280	13,734
Universal Health Realty Income Trust (REIT)	969	40,243
Urstadt Biddle Properties, Inc. (REIT), Class A	2,135	42,209
Washington Real Estate Investment Trust (REIT)	5,847	166,347
Western Asset Mortgage Capital Corp. (REIT)*	753	14,676
Whitestone REIT (REIT), Class B	1,053	14,542
Winthrop Realty Trust (REIT)	2,677	32,552

		7,346,461

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	852	12,422
Consolidated-Tomoka Land Co.	375	10,793
Forestar Group, Inc.*	2,936	37,610
Kennedy-Wilson Holdings, Inc.	2,998	42,002
Tejon Ranch Co.*	1,142	32,684
Thomas Properties Group, Inc.	2,716	14,775
Zillow, Inc., Class A*	262	10,121

		160,407

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	7,410	72,618
Bank Mutual Corp.	3,866	17,049
BankFinancial Corp.	1,751	13,185
Beneficial Mutual Bancorp, Inc.*	2,829	24,414
Berkshire Hills Bancorp, Inc.	1,911	42,042
BofI Holding, Inc.*	886	17,507
Brookline Bancorp, Inc.	6,070	53,720
Cape Bancorp, Inc.*	895	7,437
Charter Financial Corp./Georgia	490	4,753
Clifton Savings Bancorp, Inc.	783	8,151
Dime Community Bancshares, Inc.	2,730	36,282
Doral Financial Corp.*	10,816	16,224
ESB Financial Corp.	845	$11,154
ESSA Bancorp, Inc.	768	8,294
EverBank Financial Corp.*	1,978	21,501
Farmer Mac, Class C	828	21,718
First Defiance Financial Corp.	783	13,405
First Federal Bancshares of Arkansas, Inc.*	269	2,179
First Financial Holdings, Inc.	1,349	14,461
First Financial Northwest, Inc.*	1,336	10,848
First PacTrust Bancorp, Inc.	853	10,117
Flushing Financial Corp.	2,705	36,869
Fox Chase Bancorp, Inc.	1,102	15,913
Franklin Financial Corp./Virginia*	1,299	21,369
Heritage Financial Group, Inc.	728	9,369
Hingham Institution for Savings	115	6,954
Home Bancorp, Inc.*	617	10,569
Home Federal Bancorp, Inc./Idaho	1,224	12,852
Home Loan Servicing Solutions Ltd.	1,129	15,129
HomeStreet, Inc.*	361	11,548
Kaiser Federal Financial Group, Inc.	757	11,188
Kearny Financial Corp.	1,361	13,188
Meridian Interstate Bancorp, Inc.*	750	10,440
MGIC Investment Corp.*	16,427	47,310
NASB Financial, Inc.*	355	7,047
Nationstar Mortgage Holdings, Inc.*	1,667	35,874
Northfield Bancorp, Inc./ New Jersey	1,275	18,118
Northwest Bancshares, Inc.	8,387	98,212
OceanFirst Financial Corp.	1,236	17,749
Ocwen Financial Corp.*	9,253	173,771
Oritani Financial Corp.	3,979	57,258
Peoples Federal Bancshares, Inc.*	535	8,935
Provident Financial Holdings, Inc.	843	9,720
Provident Financial Services, Inc.	5,124	78,653
Provident New York Bancorp	2,921	22,170
Radian Group, Inc.	11,124	36,598
Rockville Financial, Inc.	2,535	29,330
Roma Financial Corp.	692	5,896
SI Financial Group, Inc.	920	10,580
Territorial Bancorp, Inc.	928	21,131
Tree.com, Inc.*	497	5,686
TrustCo Bank Corp./New York	237,238	1,295,320
United Financial Bancorp, Inc.	1,377	19,801
ViewPoint Financial Group, Inc.	3,006	47,014
Walker & Dunlop, Inc.*	938	12,053
Waterstone Financial, Inc.*	596	2,265
Westfield Financial, Inc.	2,382	17,389
WSFS Financial Corp.	654	26,428

		2,706,755

Total Financials		43,956,911

Health Care (5.7%)
Biotechnology (1.2%)
Achillion Pharmaceuticals, Inc.*	4,532	28,098
Acorda Therapeutics, Inc.*	3,438	80,999
Aegerion Pharmaceuticals, Inc.*	1,843	27,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Affymax, Inc.*	3,017	$38,859
Agenus, Inc.*	1,919	10,056
Alkermes plc*	10,495	178,100
Allos Therapeutics, Inc.*	8,036	14,384
Alnylam Pharmaceuticals, Inc.*	3,969	46,318
AMAG Pharmaceuticals, Inc.*	1,818	27,997
Amicus Therapeutics, Inc.*	2,556	14,058
Anacor Pharmaceuticals, Inc.*	1,261	8,184
Arena Pharmaceuticals, Inc.*	16,905	168,712
ArQule, Inc.*	4,937	29,276
Array BioPharma, Inc.*	7,491	25,994
Astex Pharmaceuticals*	7,901	16,513
AVEO Pharmaceuticals, Inc.*	3,333	40,529
BioCryst Pharmaceuticals, Inc.*	4,164	16,573
Biospecifics Technologies Corp.*	428	8,038
Biotime, Inc.*	2,736	12,586
Celldex Therapeutics, Inc.*	5,101	26,474
Cepheid, Inc.*	5,629	251,898
ChemoCentryx, Inc.*	438	6,570
Clovis Oncology, Inc.*	1,164	25,236
Codexis, Inc.*	2,069	7,738
Coronado Biosciences, Inc.*	1,130	5,706
Cubist Pharmaceuticals, Inc.*	5,438	206,155
Curis, Inc.*	6,644	35,878
Cytori Therapeutics, Inc.*	4,894	13,214
Dendreon Corp.*	13,204	97,710
Discovery Laboratories, Inc.*	3,722	8,635
DUSA Pharmaceuticals, Inc.*	2,073	10,821
Dyax Corp.*	8,589	18,295
Dynavax Technologies Corp.*	14,888	64,316
Emergent Biosolutions, Inc.*	2,225	33,709
Enzon Pharmaceuticals, Inc.*	3,616	24,842
Exact Sciences Corp.*	4,888	52,399
Exelixis, Inc.*	12,768	70,607
Genomic Health, Inc.*	1,383	46,192
Geron Corp.*	11,040	18,989
GTx, Inc.*	1,925	6,795
Halozyme Therapeutics, Inc.*	7,668	67,938
Horizon Pharma, Inc.*	1,786	12,734
Idenix Pharmaceuticals, Inc.*	6,385	65,766
ImmunoCellular Therapeutics Ltd.*	3,369	12,634
Immunogen, Inc.*	6,618	111,050
Immunomedics, Inc.*	5,701	20,353
Infinity Pharmaceuticals, Inc.*	1,671	22,659
InterMune, Inc.*	5,602	66,944
Ironwood Pharmaceuticals, Inc.*	6,435	88,674
Isis Pharmaceuticals, Inc.*	8,680	104,160
Keryx Biopharmaceuticals, Inc.*	5,932	10,678
Lexicon Pharmaceuticals, Inc.*	16,846	37,904
Ligand Pharmaceuticals, Inc., Class B*	1,482	25,105
MannKind Corp.*	9,613	22,014
Maxygen, Inc.*	2,514	14,983
Merrimack Pharmaceuticals, Inc.*	1,285	9,355
Momenta Pharmaceuticals, Inc.*	3,971	53,688
Neurocrine Biosciences, Inc.*	5,649	44,684
NewLink Genetics Corp.*	1,076	16,118
Novavax, Inc.*	10,185	15,889
NPS Pharmaceuticals, Inc.*	7,402	63,731
OncoGenex Pharmaceutical, Inc.*	1,172	15,752
Oncothyreon, Inc.*	4,854	22,717
Opko Health, Inc.*	9,312	$42,835
Orexigen Therapeutics, Inc.*	5,163	28,603
Osiris Therapeutics, Inc.*	1,487	16,312
PDL BioPharma, Inc.	11,988	79,480
Pharmacyclics, Inc.*	4,664	254,701
Progenics Pharmaceuticals, Inc.*	2,568	25,115
Raptor Pharmaceutical Corp.*	4,021	22,477
Repligen Corp.*	2,586	11,120
Rigel Pharmaceuticals, Inc.*	6,123	56,944
Sangamo BioSciences, Inc.*	4,341	23,962
Seattle Genetics, Inc.*	8,185	207,817
SIGA Technologies, Inc.*	2,945	8,452
Spectrum Pharmaceuticals, Inc.*	5,110	79,512
Sunesis Pharmaceuticals, Inc.*	2,389	6,856
Synageva BioPharma Corp.*	773	31,353
Synergy Pharmaceuticals, Inc.*	3,501	16,630
Synta Pharmaceuticals Corp.*	3,144	17,198
Targacept, Inc.*	2,358	10,139
Theravance, Inc.*	5,203	115,611
Threshold Pharmaceuticals, Inc.*	3,826	28,312
Trius Therapeutics, Inc.*	2,103	12,113
Vanda Pharmaceuticals, Inc.*	2,441	10,740
Verastem, Inc.*	535	5,457
Vical, Inc.*	6,805	24,498
XOMA Corp.*	5,769	17,307
ZIOPHARM Oncology, Inc.*	5,812	34,581

		3,938,458

Health Care Equipment & Supplies (2.6%)
Abaxis, Inc.*	1,863	68,931
ABIOMED, Inc.*	2,864	65,357
Accuray, Inc.*	6,195	42,374
Align Technology, Inc.*	6,163	206,214
Alphatec Holdings, Inc.*	4,390	8,078
Analogic Corp.	1,057	65,534
AngioDynamics, Inc.*	2,184	26,230
Anika Therapeutics, Inc.*	996	13,536
Antares Pharma, Inc.*	7,993	29,095
ArthroCare Corp.*	2,377	69,599
AtriCure, Inc.*	1,164	11,186
Atrion Corp.	137	28,082
Biolase, Inc.*	1	1
Cantel Medical Corp.	1,817	49,513
Cardiovascular Systems, Inc.*	1,476	14,450
Cerus Corp.*	4,454	14,787
Conceptus, Inc.*	2,698	53,474
CONMED Corp.	2,428	67,183
CryoLife, Inc.*	2,506	13,106
Cyberonics, Inc.*	2,368	106,418
Cynosure, Inc., Class A*	851	17,999
Derma Sciences, Inc.*	784	7,464
DexCom, Inc.*	5,923	76,762
Endologix, Inc.*	4,746	73,278
EnteroMedics, Inc.*	2,090	7,211
Exactech, Inc.*	761	12,762
Greatbatch, Inc.*	2,021	45,897
Haemonetics Corp.*	2,181	161,634
Hansen Medical, Inc.*	4,371	9,922
HeartWare International, Inc.*	1,219	108,247
Hill-Rom Holdings, Inc.	41,000	1,264,850
ICU Medical, Inc.*	1,080	57,650
Insulet Corp.*	4,103	87,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Integra LifeSciences Holdings Corp.*	1,697	$63,094
Invacare Corp.	2,724	42,031
IRIS International, Inc.*	1,364	15,413
MAKO Surgical Corp.*	3,104	79,493
Masimo Corp.*	4,289	95,988
Meridian Bioscience, Inc.	3,526	72,142
Merit Medical Systems, Inc.*	3,564	49,219
Natus Medical, Inc.*	2,530	29,399
Navidea Biopharmaceuticals, Inc.*	8,246	30,675
Neogen Corp.*	2,046	94,525
NuVasive, Inc.*	3,709	94,060
NxStage Medical, Inc.*	4,223	70,777
OraSure Technologies, Inc.*	4,052	45,544
Orthofix International N.V.*	1,609	66,371
Palomar Medical Technologies, Inc.*	1,714	14,569
PhotoMedex, Inc.*	1,126	13,681
Quidel Corp.*	2,437	38,212
Rochester Medical Corp.*	906	9,749
Rockwell Medical Technologies, Inc.*	1,782	16,590
RTI Biologics, Inc.*	4,817	18,112
Solta Medical, Inc.*	5,443	15,948
Spectranetics Corp.*	2,929	33,449
STAAR Surgical Co.*	2,974	23,108
STERIS Corp.	41,591	1,304,710
SurModics, Inc.*	1,342	23,217
Symmetry Medical, Inc.*	3,227	27,688
Teleflex, Inc.	28,000	1,705,480
Tornier N.V.*	1,293	28,989
Unilife Corp.*	6,365	21,514
Utah Medical Products, Inc.	273	9,154
Vascular Solutions, Inc.*	1,375	17,270
Volcano Corp.*	4,583	131,303
West Pharmaceutical Services, Inc.	21,904	1,105,933
Wright Medical Group, Inc.*	3,361	71,757
Young Innovations, Inc.	452	15,589
Zeltiq Aesthetics, Inc.*	1,442	8,075

		8,387,333

Health Care Providers & Services (0.9%)
Acadia Healthcare Co., Inc.*	1,976	34,659
Accretive Health, Inc.*	4,829	52,926
Air Methods Corp.*	1,103	108,370
Almost Family, Inc.*	724	16,174
Amedisys, Inc.*	2,535	31,561
AMN Healthcare Services, Inc.*	3,426	20,316
Amsurg Corp.*	2,717	81,456
Assisted Living Concepts, Inc., Class A	1,696	24,117
Bio-Reference Labs, Inc.*	2,104	55,293
BioScrip, Inc.*	3,782	28,100
Capital Senior Living Corp.*	2,411	25,557
Centene Corp.*	4,426	133,488
Chemed Corp.	1,649	99,666
Chindex International, Inc.*	1,018	9,976
Corvel Corp.*	551	26,999
Cross Country Healthcare, Inc.*	2,452	10,715
Emeritus Corp.*	2,643	44,482
Ensign Group, Inc.	1,484	$41,953
ExamWorks Group, Inc.*	2,518	33,313
Five Star Quality Care, Inc.*	3,130	9,609
Gentiva Health Services, Inc.*	2,655	18,399
Hanger, Inc.*	2,936	75,279
HealthSouth Corp.*	8,210	190,965
Healthways, Inc.*	2,739	21,857
HMS Holdings Corp.*	7,382	245,894
IntegraMed America, Inc.*	737	10,207
IPC The Hospitalist Co., Inc.*	1,436	65,080
Kindred Healthcare, Inc.*	4,554	44,766
Landauer, Inc.	803	46,036
LHC Group, Inc.*	1,377	23,354
Magellan Health Services, Inc.*	2,347	106,389
Metropolitan Health Networks, Inc.*	3,809	36,452
MModal, Inc.*	3,384	43,924
Molina Healthcare, Inc.*	2,572	60,339
MWI Veterinary Supply, Inc.*	1,100	113,047
National Healthcare Corp.	881	39,848
National Research Corp.	215	11,255
Owens & Minor, Inc.	5,451	166,964
PDI, Inc.*	817	6,732
PharMerica Corp.*	2,540	27,737
Providence Service Corp.*	1,094	14,999
PSS World Medical, Inc.*	4,360	91,516
Select Medical Holdings Corp.*	3,021	30,542
Skilled Healthcare Group, Inc., Class A*	1,638	10,287
Sun Healthcare Group, Inc.*	2,213	18,523
Sunrise Senior Living, Inc.*	4,978	36,290
Team Health Holdings, Inc.*	2,445	58,900
Triple-S Management Corp., Class B*	1,714	31,332
U.S. Physical Therapy, Inc.	1,035	26,320
Universal American Corp.*	3,205	33,749
Vanguard Health Systems, Inc.*	2,746	24,412
WellCare Health Plans, Inc.*	3,699	196,047

		2,816,171

Health Care Technology (0.2%)
athenahealth, Inc.*	3,075	243,448
Computer Programs & Systems, Inc.	954	54,588
Epocrates, Inc.*	1,574	12,624
Greenway Medical Technologies*	649	10,585
HealthStream, Inc.*	1,669	43,394
MedAssets, Inc.*	5,014	67,438
Medidata Solutions, Inc.*	1,915	62,563
Mediware Information Systems*	290	4,234
Merge Healthcare, Inc.*	5,419	15,498
Omnicell, Inc.*	2,866	41,958
Quality Systems, Inc.	3,390	93,259
Vocera Communications, Inc.*	585	15,672

		665,261

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	6,009	28,182
BG Medicine, Inc.*	886	6,184
Cambrex Corp.*	2,463	23,177
eResearchTechnology, Inc.*	4,194	33,510
Fluidigm Corp.*	1,761	26,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Furiex Pharmaceuticals, Inc.*	634	$13,282
Harvard Bioscience, Inc.*	1,848	6,967
Luminex Corp.*	3,572	87,478
Medtox Scientific, Inc.*	653	17,605
Pacific Biosciences of California, Inc.*	2,885	6,261
PAREXEL International Corp.*	5,138	145,046
Sequenom, Inc.*	9,737	39,532

		433,710

Pharmaceuticals (0.7%)
Acura Pharmaceuticals, Inc.*	875	2,748
Akorn, Inc.*	4,845	76,406
Ampio Pharmaceuticals, Inc.*	1,660	8,433
Auxilium Pharmaceuticals, Inc.*	4,160	111,862
AVANIR Pharmaceuticals, Inc., Class A*	11,904	46,664
BioDelivery Sciences International, Inc.*	1,860	8,333
Cadence Pharmaceuticals, Inc.*	5,139	18,346
Cempra, Inc.*	358	3,351
Corcept Therapeutics, Inc.*	3,896	17,493
Cornerstone Therapeutics, Inc.*	789	4,994
Cumberland Pharmaceuticals, Inc.*	1,014	6,550
Depomed, Inc.*	4,626	26,322
Endocyte, Inc.*	2,548	20,945
Hi-Tech Pharmacal Co., Inc.*	893	28,933
Impax Laboratories, Inc.*	5,758	116,715
Jazz Pharmaceuticals plc*	3,561	160,281
Lannett Co., Inc.*	1,199	5,084
MAP Pharmaceuticals, Inc.*	2,134	31,967
Medicines Co.*	4,743	108,804
Medicis Pharmaceutical Corp., Class A	4,948	168,974
Nektar Therapeutics*	9,828	79,312
Obagi Medical Products, Inc.*	1,597	24,386
Omeros Corp.*	1,913	19,130
Optimer Pharmaceuticals, Inc.*	4,108	63,756
Pacira Pharmaceuticals, Inc.*	1,583	25,391
Pain Therapeutics, Inc.*	3,240	15,196
Par Pharmaceutical Cos., Inc.*	3,167	114,455
Pernix Therapeutics Holdings*	784	5,715
Pozen, Inc.*	2,341	14,608
Questcor Pharmaceuticals, Inc.*	4,616	245,756
Repros Therapeutics, Inc.*	1,240	11,259
Sagent Pharmaceuticals, Inc.*	805	14,554
Santarus, Inc.*	4,739	33,600
Sciclone Pharmaceuticals, Inc.*	4,844	33,956
Sucampo Pharmaceuticals, Inc., Class A*	960	6,749
Supernus Pharmaceuticals, Inc.*	393	3,679
Transcept Pharmaceuticals, Inc.*	1,055	6,541
Ventrus Biosciences, Inc.*	1,069	4,565
ViroPharma, Inc.*	5,973	141,560
Vivus, Inc.*	8,560	244,302
XenoPort, Inc.*	3,050	18,422
Zogenix, Inc.*	3,101	7,691

		2,107,788

Total Health Care		18,348,721

Industrials (21.1%)
Aerospace & Defense (1.5%)
AAR Corp.	132,404	$1,784,806
Aerovironment, Inc.*	1,471	38,702
American Science & Engineering, Inc.	779	43,974
API Technologies Corp.*	2,742	10,091
Astronics Corp.*	909	25,670
Ceradyne, Inc.	56,724	1,454,971
CPI Aerostructures, Inc.*	480	5,280
Cubic Corp.	1,367	65,725
Curtiss-Wright Corp.	4,018	124,759
DigitalGlobe, Inc.*	3,162	47,936
Esterline Technologies Corp.*	2,633	164,168
GenCorp, Inc.*	5,188	33,774
GeoEye, Inc.*	1,306	20,217
HEICO Corp.	4,513	178,354
Hexcel Corp.*	8,545	220,375
KEYW Holding Corp.*	1,543	15,492
Kratos Defense & Security Solutions, Inc.*	3,493	20,399
LMI Aerospace, Inc.*	798	13,869
Moog, Inc., Class A*	3,864	159,776
National Presto Industries, Inc.	409	28,536
Orbital Sciences Corp.*	5,061	65,388
SIFCO Industries, Inc.	193	4,435
Sypris Solutions, Inc.	847	5,904
Taser International, Inc.*	4,612	24,167
Teledyne Technologies, Inc.*	3,155	194,506

		4,751,274

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	4,454	23,161
Atlas Air Worldwide Holdings, Inc.*	2,263	98,463
Echo Global Logistics, Inc.*	1,271	24,225
Forward Air Corp.	2,457	79,287
Hub Group, Inc., Class A*	3,174	114,899
Pacer International, Inc.*	2,878	15,599
Park-Ohio Holdings Corp.*	736	14,006
XPO Logistics, Inc.*	1,506	25,301

		394,941

Airlines (0.5%)
Alaska Air Group, Inc.*	6,109	219,313
Allegiant Travel Co.*	1,277	88,981
Hawaiian Holdings, Inc.*	4,206	27,381
JetBlue Airways Corp.*	20,038	106,201
Republic Airways Holdings, Inc.*	4,077	22,627
SkyWest, Inc.	133,649	872,728
Spirit Airlines, Inc.*	3,549	69,064
U.S. Airways Group, Inc.*	13,926	185,634

		1,591,929

Building Products (3.1%)
A.O. Smith Corp.	19,364	946,706
AAON, Inc.	1,568	29,557
Ameresco, Inc., Class A*	1,745	20,818
American Woodmark Corp.*	48,810	834,651
Apogee Enterprises, Inc.	116,336	1,869,519
Builders FirstSource, Inc.*	3,777	17,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Gibraltar Industries, Inc.*	99,585	$1,033,692
Griffon Corp.	3,840	32,947
Insteel Industries, Inc.	1,478	16,480
NCI Building Systems, Inc.*	1,489	16,126
Nortek, Inc.*	664	33,227
Patrick Industries, Inc.*	328	4,182
PGT, Inc.*	1,561	4,730
Quanex Building Products Corp.	3,142	56,179
Simpson Manufacturing Co., Inc.	58,392	1,723,148
Trex Co., Inc.*	1,200	36,108
Universal Forest Products, Inc.	77,697	3,028,629
USG Corp.*	6,364	121,234

		9,825,836

Commercial Services & Supplies (2.0%)
A.T. Cross Co., Class A*	753	7,432
ABM Industries, Inc.	78,591	1,537,240
ACCO Brands Corp.*	9,701	100,308
Acorn Energy, Inc.	1,529	12,721
American Reprographics Co.*	3,246	16,327
Asset Acceptance Capital Corp.*	1,356	9,221
Asta Funding, Inc.	935	8,761
Brink’s Co.	4,040	93,647
Casella Waste Systems, Inc., Class A*	2,385	13,952
CECO Environmental Corp.	604	4,772
Cenveo, Inc.*	4,792	9,249
CompX International, Inc.	122	1,537
Consolidated Graphics, Inc.*	696	20,219
Courier Corp.	940	12,455
Deluxe Corp.	4,403	109,811
Encore Capital Group, Inc.*	1,889	55,952
EnergySolutions, Inc.*	6,540	11,053
EnerNOC, Inc.*	1,998	14,466
Ennis, Inc.	2,177	33,482
G&K Services, Inc., Class A	1,575	49,124
GEO Group, Inc.*	5,281	119,984
Healthcare Services Group, Inc.	5,725	110,950
Heritage-Crystal Clean, Inc.*	658	10,758
Herman Miller, Inc.	5,009	92,767
HNI Corp.	3,897	100,348
InnerWorkings, Inc.*	2,727	36,896
Interface, Inc.	5,019	68,409
Intersections, Inc.	752	11,919
Kimball International, Inc., Class B	2,733	21,044
Knoll, Inc.	4,096	54,968
McGrath RentCorp	2,081	55,146
Metalico, Inc.*	3,548	7,806
Mine Safety Appliances Co.	43,465	1,749,032
Mobile Mini, Inc.*	3,267	47,045
Multi-Color Corp.	1,157	25,732
NL Industries, Inc.	597	7,445
Portfolio Recovery Associates, Inc.*	1,476	134,700
Quad/Graphics, Inc.	2,163	31,104
Schawk, Inc.	66,848	848,970
Standard Parking Corp.*	1,339	28,815
Steelcase, Inc., Class A	6,512	58,803
Swisher Hygiene, Inc.*	9,603	24,296
Sykes Enterprises, Inc.*	3,342	53,338
Team, Inc.*	1,731	53,973
Tetra Tech, Inc.*	5,447	$142,058
TMS International Corp., Class A*	1,068	10,648
TRC Cos., Inc.*	1,462	8,889
U.S. Ecology, Inc.	1,586	28,136
UniFirst Corp.	1,239	78,986
United Stationers, Inc.	3,490	94,055
Viad Corp.	1,762	35,240

		6,273,989

Construction & Engineering (1.4%)
Aegion Corp.*	3,311	59,234
Argan, Inc.	857	11,981
Comfort Systems USA, Inc.	3,258	32,645
Dycom Industries, Inc.*	2,869	53,392
EMCOR Group, Inc.	44,731	1,244,416
Furmanite Corp.*	3,232	15,708
Granite Construction, Inc.	97,843	2,554,681
Great Lakes Dredge & Dock Corp.	4,933	35,123
Layne Christensen Co.*	1,702	35,214
MasTec, Inc.*	5,012	75,380
Michael Baker Corp.*	704	18,367
MYR Group, Inc.*	1,729	29,497
Northwest Pipe Co.*	784	19,020
Orion Marine Group, Inc.*	2,408	16,760
Pike Electric Corp.*	1,448	11,179
Primoris Services Corp.	2,554	30,648
Sterling Construction Co., Inc.*	1,481	15,136
Tutor Perini Corp.*	3,066	38,846

		4,297,227

Electrical Equipment (1.8%)
A123 Systems, Inc.*	9,145	11,523
Acuity Brands, Inc.	3,619	184,243
American Superconductor Corp.*	3,355	15,768
AZZ, Inc.	1,088	66,651
Belden, Inc.	3,907	130,298
Brady Corp., Class A	58,190	1,600,807
Capstone Turbine Corp.*	25,465	25,720
Coleman Cable, Inc.	690	5,996
Encore Wire Corp.	1,586	42,473
EnerSys*	7,915	277,579
Enphase Energy, Inc.*	720	4,478
Franklin Electric Co., Inc.	25,014	1,278,966
FuelCell Energy, Inc.*	13,284	13,417
Generac Holdings, Inc.*	2,135	51,368
General Cable Corp.*	13,000	337,220
Global Power Equipment Group, Inc.	1,474	32,192
II-VI, Inc.*	4,515	75,265
LSI Industries, Inc.	1,616	11,506
Powell Industries, Inc.*	26,771	1,000,165
Preformed Line Products Co.	212	12,277
Roper Industries, Inc.	5,400	532,332
Thermon Group Holdings, Inc.*	1,268	26,260
Vicor Corp.	1,670	11,590

		5,748,094

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	41,000	2,173,820
Raven Industries, Inc.	1,549	107,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Seaboard Corp.*	26	$55,458
Standex International Corp.	1,078	45,890

		2,382,963

Machinery (7.9%)
Accuride Corp.*	4,030	24,180
Actuant Corp., Class A	5,871	159,456
Alamo Group, Inc.	596	18,697
Albany International Corp., Class A	2,372	44,380
Altra Holdings, Inc.	2,326	36,704
American Railcar Industries, Inc.*	813	22,032
Ampco-Pittsburgh Corp.	749	13,729
Astec Industries, Inc.*	46,112	1,414,716
Barnes Group, Inc.	4,642	112,754
Blount International, Inc.*	4,172	61,120
Briggs & Stratton Corp.	85,570	1,496,619
Cascade Corp.	808	38,016
Chart Industries, Inc.*	2,564	176,301
CIRCOR International, Inc.	13,538	461,510
CLARCOR, Inc.	4,311	207,618
Columbus McKinnon Corp.*	1,664	25,110
Commercial Vehicle Group, Inc.*	2,082	17,947
Douglas Dynamics, Inc.	1,898	27,046
Dynamic Materials Corp.	1,134	19,652
Eastern Co.	506	8,172
Energy Recovery, Inc.*	3,803	9,127
EnPro Industries, Inc.*	51,781	1,935,056
ESCO Technologies, Inc.	2,291	83,484
Federal Signal Corp.*	5,400	31,536
Flow International Corp.*	3,920	12,348
FreightCar America, Inc.	1,039	23,866
Gardner Denver, Inc.	28,800	1,523,808
Gorman-Rupp Co.	1,290	38,442
Graco, Inc.	28,500	1,313,280
Graham Corp.	865	16,106
Greenbrier Cos., Inc.*	1,958	34,422
Hardinge, Inc.	955	8,691
Hurco Cos., Inc.*	534	10,942
John Bean Technologies Corp.	2,416	32,785
Kadant, Inc.*	1,029	24,130
Kaydon Corp.	57,708	1,234,374
Kennametal, Inc.	47,100	1,561,365
L.B. Foster Co., Class A	800	22,888
Lincoln Electric Holdings, Inc.	46,100	2,018,719
Lindsay Corp.	1,089	70,676
Lydall, Inc.*	1,485	20,077
Meritor, Inc.*	8,356	43,618
Met-Pro Corp.	1,161	10,693
Middleby Corp.*	1,613	160,671
Miller Industries, Inc.	997	15,882
Mueller Industries, Inc.	50,129	2,134,994
Mueller Water Products, Inc., Class A	13,342	46,163
NACCO Industries, Inc., Class A	479	55,684
NN, Inc.*	1,421	14,508
Nordson Corp.	25,600	1,313,024
Omega Flex, Inc.*	256	3,049
Pentair, Inc.	31,000	1,186,680
PMFG, Inc.*	1,870	14,605
Proto Labs, Inc.*	419	12,050
RBC Bearings, Inc.*	1,903	90,012
Rexnord Corp.*	2,491	$49,920
Robbins & Myers, Inc.	3,291	137,630
Sauer-Danfoss, Inc.	998	34,860
Sun Hydraulics Corp.	1,757	42,678
Tennant Co.	1,614	64,479
Timken Co.	5,300	242,687
Titan International, Inc.	3,635	89,167
Trimas Corp.*	2,759	55,456
Trinity Industries, Inc.	96,800	2,418,064
Twin Disc, Inc.	734	13,572
Wabash National Corp.*	189,845	1,256,774
Watts Water Technologies, Inc., Class A	34,146	1,138,428
Woodward, Inc.	5,924	233,643

		25,290,872

Marine (0.0%)
Genco Shipping & Trading Ltd.*	2,956	9,016
International Shipholding Corp.	489	9,222
Rand Logistics, Inc.*	1,474	12,529

		30,767

Professional Services (0.8%)
Acacia Research Corp.*	4,267	158,903
Advisory Board Co.*	2,944	145,993
Barrett Business Services, Inc.	574	12,134
CBIZ, Inc.*	3,427	20,356
CDI Corp.	1,197	19,631
Corporate Executive Board Co.	2,868	117,244
CRA International, Inc.*	943	13,853
Dolan Co.*	2,604	17,525
Exponent, Inc.*	1,172	61,917
Franklin Covey Co.*	1,215	12,442
FTI Consulting, Inc.*	3,582	102,982
GP Strategies Corp.*	1,305	24,103
Heidrick & Struggles International, Inc.	1,544	27,020
Hill International, Inc.*	2,201	7,043
Hudson Global, Inc.*	2,946	12,285
Huron Consulting Group, Inc.*	1,971	62,382
ICF International, Inc.*	1,681	40,075
Insperity, Inc.	40,764	1,102,666
Kelly Services, Inc., Class A	2,257	29,138
Kforce, Inc.*	2,436	32,789
Korn/Ferry International*	4,038	57,945
Mistras Group, Inc.*	1,347	35,399
Navigant Consulting, Inc.*	4,426	55,945
Odyssey Marine Exploration, Inc.*	6,370	23,824
On Assignment, Inc.*	3,669	58,557
Pendrell Corp.*	12,819	14,357
Resources Connection, Inc.	3,584	44,083
RPX Corp.*	1,808	25,945
TrueBlue, Inc.*	3,485	53,948
VSE Corp.	377	8,969
WageWorks, Inc.*	561	8,449

		2,407,902

Road & Rail (0.8%)
Amerco, Inc.	742	66,758
Arkansas Best Corp.	2,241	28,237
Avis Budget Group, Inc.*	9,100	138,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Celadon Group, Inc.	1,722	$28,206
Dollar Thrifty Automotive Group, Inc.*	2,406	194,790
Genesee & Wyoming, Inc., Class A*	27,274	1,441,158
Heartland Express, Inc.	4,046	57,898
Knight Transportation, Inc.	4,932	78,863
Marten Transport Ltd.	1,356	28,828
Old Dominion Freight Line, Inc.*	4,068	176,104
Patriot Transportation Holding, Inc.*	542	12,753
Quality Distribution, Inc.*	1,819	20,173
RailAmerica, Inc.*	1,614	39,059
Roadrunner Transportation Systems, Inc.*	1,092	18,444
Saia, Inc.*	1,405	30,755
Swift Transportation Co.*	6,852	64,751
Universal Truckload Services, Inc.	514	7,774
Werner Enterprises, Inc.	3,785	90,424
Zipcar, Inc.*	2,288	26,838

		2,550,133

Trading Companies & Distributors (0.5%)
Aceto Corp.	2,374	21,437
Aircastle Ltd.	5,039	60,720
Applied Industrial Technologies, Inc.	19,292	710,910
Beacon Roofing Supply, Inc.*	4,025	101,511
BlueLinx Holdings, Inc.*	1,951	4,585
CAI International, Inc.*	1,077	21,411
DXP Enterprises, Inc.*	755	31,325
Edgen Group, Inc.*	1,285	9,663
H&E Equipment Services, Inc.*	2,511	37,740
Houston Wire & Cable Co.	1,512	16,526
Interline Brands, Inc.*	2,731	68,466
Kaman Corp.	2,261	69,955
Rush Enterprises, Inc., Class A*	2,893	47,301
SeaCube Container Leasing Ltd.	957	16,336
TAL International Group, Inc.	2,510	84,060
Textainer Group Holdings Ltd.	1,049	38,708
Titan Machinery, Inc.*	1,454	44,158
Watsco, Inc.	2,522	186,124
Willis Lease Finance Corp.*	479	5,901

		1,576,837

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,517	19,311

Total Industrials		67,142,075

Information Technology (7.7%)
Communications Equipment (0.7%)
ADTRAN, Inc.	5,455	164,686
Ambient Corp.*	251	1,373
Anaren, Inc.*	1,308	25,637
Arris Group, Inc.*	9,702	134,955
Aruba Networks, Inc.*	9,599	144,465
Aviat Networks, Inc.*	5,269	14,753
Aware, Inc.	947	6,108
Bel Fuse, Inc., Class B	922	16,236
Black Box Corp.	1,464	42,017
CalAmp Corp.*	2,432	17,827
Calix, Inc.*	3,485	28,647
Ciena Corp.*	8,521	$139,489
Comtech Telecommunications Corp.	1,658	47,386
Comverse Technology, Inc.*	18,794	109,381
Digi International, Inc.*	2,207	22,600
Emulex Corp.*	7,402	53,294
Extreme Networks, Inc.*	7,808	26,860
Finisar Corp.*	7,838	117,256
Globecomm Systems, Inc.*	1,956	19,834
Harmonic, Inc.*	10,283	43,806
Infinera Corp.*	9,402	64,310
InterDigital, Inc.	3,793	111,931
Ixia*	3,616	43,464
KVH Industries, Inc.*	1,295	16,188
Loral Space & Communications, Inc.	952	64,117
NETGEAR, Inc.*	3,261	112,537
Numerex Corp., Class A*	945	8,789
Oclaro, Inc.*	4,352	13,230
Oplink Communications, Inc.*	1,679	22,717
Parkervision, Inc.*	6,428	15,299
PC-Tel, Inc.	1,550	10,028
Plantronics, Inc.	3,612	120,641
Procera Networks, Inc.*	1,656	40,257
ShoreTel, Inc.*	4,096	17,940
Sonus Networks, Inc.*	18,009	38,719
Sycamore Networks, Inc.*	1,736	25,207
Symmetricom, Inc.*	3,452	20,677
Tellabs, Inc.	31,241	104,033
Telular Corp.	1,396	12,899
Tessco Technologies, Inc.	452	9,967
Ubiquiti Networks, Inc.*	910	12,967
ViaSat, Inc.*	3,225	121,808
Westell Technologies, Inc., Class A*	4,429	10,541

		2,194,876

Computers & Peripherals (0.3%)
3D Systems Corp.*	3,710	126,659
Avid Technology, Inc.*	2,529	18,791
Cray, Inc.*	3,117	37,653
Datalink Corp.*	1,305	12,463
Electronics for Imaging, Inc.*	3,989	64,821
Imation Corp.*	2,609	15,419
Immersion Corp.*	2,459	13,844
Intermec, Inc.*	5,073	31,453
Intevac, Inc.*	1,988	14,950
OCZ Technology Group, Inc.*	5,813	30,809
QLogic Corp.*	8,362	114,476
Quantum Corp.*	20,065	40,732
Silicon Graphics International Corp.*	2,684	17,231
STEC, Inc.*	3,046	23,759
Stratasys, Inc.*	1,827	90,528
Super Micro Computer, Inc.*	2,506	39,745
Synaptics, Inc.*	2,894	82,855

		776,188

Electronic Equipment, Instruments & Components (2.7%)
Aeroflex Holding Corp.*	1,688	10,212
Agilysys, Inc.*	1,221	10,586
Anixter International, Inc.	2,423	128,540

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Audience, Inc.*	529	$10,199
Badger Meter, Inc.	1,241	46,600
Benchmark Electronics, Inc.*	158,945	2,217,283
Brightpoint, Inc.*	5,870	31,757
Checkpoint Systems, Inc.*	3,418	29,771
Cognex Corp.	3,664	115,966
Coherent, Inc.*	2,042	88,419
CTS Corp.	2,809	26,461
Daktronics, Inc.	3,062	21,158
DTS, Inc.*	1,439	37,529
Echelon Corp.*	2,980	10,370
Electro Rent Corp.	1,645	26,698
Electro Scientific Industries, Inc.	1,972	23,309
Fabrinet*	1,912	23,996
FARO Technologies, Inc.*	1,452	61,100
FEI Co.*	3,252	155,576
GSI Group, Inc.*	2,495	28,593
Ingram Micro, Inc., Class A*	85,000	1,484,950
Insight Enterprises, Inc.*	3,844	64,694
InvenSense, Inc.*	3,133	35,403
Kemet Corp.*	3,795	22,808
Key Tronic Corp.*	890	7,334
LeCroy Corp.*	1,372	19,565
Littelfuse, Inc.	1,855	105,531
Maxwell Technologies, Inc.*	2,399	15,737
Measurement Specialties, Inc.*	1,294	42,068
Mercury Computer Systems, Inc.*	2,581	33,372
Mesa Laboratories, Inc.	217	10,088
Methode Electronics, Inc.	3,192	27,164
MTS Systems Corp.	1,374	52,968
Multi-Fineline Electronix, Inc.*	43,191	1,064,226
Neonode, Inc.*	1,910	11,746
NeoPhotonics Corp.*	1,643	8,116
Newport Corp.*	3,279	39,414
OSI Systems, Inc.*	1,704	107,931
Park Electrochemical Corp.	1,776	45,963
PC Connection, Inc.	762	8,092
Plexus Corp.*	2,988	84,262
Power-One, Inc.*	5,926	26,785
RadiSys Corp.*	2,029	12,742
RealD, Inc.*	3,786	56,639
Richardson Electronics Ltd.	1,146	14,130
Rofin-Sinar Technologies, Inc.*	90,291	1,709,209
Rogers Corp.*	1,397	55,335
Sanmina-SCI Corp.*	6,978	57,150
ScanSource, Inc.*	2,371	72,647
SYNNEX Corp.*	2,259	77,913
TTM Technologies, Inc.*	4,575	43,051
Universal Display Corp.*	3,411	122,591
Viasystems Group, Inc.*	342	5,814
Vishay Precision Group, Inc.*	1,036	14,452
Zygo Corp.*	1,410	25,183

		8,689,196

Internet Software & Services (0.8%)
Active Network, Inc.*	3,338	51,372
Ancestry.com, Inc.*	2,523	69,458
Angie’s List, Inc.*	3,064	48,534
Bankrate, Inc.*	3,978	73,155
Bazaarvoice, Inc.*	821	14,942
Blucora, Inc.*	3,442	42,405
Brightcove, Inc.*	487	7,427
Carbonite, Inc.*	984	$8,797
comScore, Inc.*	3,054	50,269
Constant Contact, Inc.*	2,618	46,810
Cornerstone OnDemand, Inc.*	2,900	69,049
CoStar Group, Inc.*	2,281	185,217
DealerTrack Holdings, Inc.*	3,640	109,600
Demand Media, Inc.*	2,585	28,952
Demandware, Inc.*	574	13,598
Dice Holdings, Inc.*	3,906	36,677
Digital River, Inc.*	3,116	51,788
EarthLink, Inc.	9,207	68,500
EasyLink Services International Corp., Class A*	2,741	19,845
Envestnet, Inc.*	1,799	21,588
ExactTarget, Inc.*	855	18,690
Internap Network Services Corp.*	4,542	29,568
IntraLinks Holdings, Inc.*	3,235	14,169
Ipass, Inc.*	4,296	10,224
j2 Global, Inc.	4,004	105,786
Keynote Systems, Inc.	1,362	20,226
KIT Digital, Inc.*	4,133	17,731
Limelight Networks, Inc.*	5,027	14,729
Liquidity Services, Inc.*	2,020	103,404
LivePerson, Inc.*	4,737	90,287
LogMeIn, Inc.*	1,901	58,019
Marchex, Inc., Class B	1,789	6,458
Market Leader, Inc.*	1,810	9,195
MeetMe, Inc.*	1,648	3,873
Millennial Media, Inc.*	998	13,164
Monster Worldwide, Inc.*	10,399	88,391
Move, Inc.*	3,463	31,548
NIC, Inc.	5,531	70,244
OpenTable, Inc.*	1,944	87,499
Perficient, Inc.*	2,755	30,939
QuinStreet, Inc.*	2,837	26,271
RealNetworks, Inc.	1,851	15,993
Responsys, Inc.*	3,075	37,269
Saba Software, Inc.*	2,475	22,968
SciQuest, Inc.*	1,544	27,730
Spark Networks, Inc.*	1,060	5,470
SPS Commerce, Inc.*	910	27,646
Stamps.com, Inc.*	1,225	30,221
support.com, Inc.*	4,145	13,223
Synacor, Inc.*	593	8,124
TechTarget, Inc.*	1,324	6,673
Travelzoo, Inc.*	624	14,177
United Online, Inc.	8,091	34,144
Unwired Planet, Inc.*	7,241	16,654
ValueClick, Inc.*	6,939	113,730
VistaPrint N.V.*	3,179	102,682
Vocus, Inc.*	1,767	32,866
Web.com Group, Inc.*	3,026	55,436
WebMD Health Corp.*	4,367	89,567
XO Group, Inc.*	2,311	20,499
Yelp, Inc.*	735	16,707
Zix Corp.*	4,962	12,901

		2,573,078

IT Services (0.6%)
Acxiom Corp.*	6,589	99,560
CACI International, Inc., Class A*	2,290	125,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cardtronics, Inc.*	3,789	$114,466
Cass Information Systems, Inc.	793	31,918
CIBER, Inc.*	6,184	26,653
Computer Task Group, Inc.*	1,329	19,922
Convergys Corp.	10,007	147,803
CSG Systems International, Inc.*	2,972	51,356
EPAM Systems, Inc.*	425	7,221
Euronet Worldwide, Inc.*	4,405	75,414
ExlService Holdings, Inc.*	2,001	49,305
Forrester Research, Inc.	1,227	41,546
Global Cash Access Holdings, Inc.*	4,341	31,299
Hackett Group, Inc.*	2,073	11,547
Heartland Payment Systems, Inc.	3,336	100,347
Higher One Holdings, Inc.*	2,808	34,314
iGATE Corp.*	2,773	47,196
Innodata, Inc.*	1,870	12,791
Lionbridge Technologies, Inc.*	4,788	15,082
ManTech International Corp., Class A	2,005	47,057
Mattersight Corp.*	837	6,679
MAXIMUS, Inc.	2,901	150,127
ModusLink Global Solutions, Inc.*	3,174	9,490
MoneyGram International, Inc.*	1,840	26,864
PRGX Global, Inc.*	1,861	14,795
Sapient Corp.	10,541	106,148
ServiceSource International, Inc.*	4,250	58,863
Syntel, Inc.	1,323	80,306
TeleTech Holdings, Inc.*	1,970	31,520
TNS, Inc.*	2,096	37,602
Unisys Corp.*	3,768	73,664
Virtusa Corp.*	1,586	21,173
Wright Express Corp.*	3,334	205,774

		1,913,798

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	3,345	44,890
Alpha & Omega Semiconductor Ltd.*	1,495	13,679
Amkor Technology, Inc.*	6,898	33,662
ANADIGICS, Inc.*	5,813	10,522
Applied Micro Circuits Corp.*	5,288	30,247
ATMI, Inc.*	2,700	55,539
AuthenTec, Inc.*	3,807	16,484
Axcelis Technologies, Inc.*	8,717	10,460
AXT, Inc.*	2,789	11,017
Brooks Automation, Inc.	5,712	53,921
Cabot Microelectronics Corp.	2,050	59,880
Cavium, Inc.*	4,273	119,644
CEVA, Inc.*	1,983	34,921
Cirrus Logic, Inc.*	5,540	165,535
Cohu, Inc.	97,280	988,365
Cymer, Inc.*	2,657	156,630
Diodes, Inc.*	3,047	57,192
DSP Group, Inc.*	1,381	8,756
Entegris, Inc.*	11,762	100,447
Entropic Communications, Inc.*	7,388	41,668
Exar Corp.*	3,229	26,349
First Solar, Inc.*	5,176	77,951
FormFactor, Inc.*	4,124	26,682
FSI International, Inc.*	3,329	$11,951
GSI Technology, Inc.*	1,767	8,376
GT Advanced Technologies, Inc.*	10,012	52,863
Hittite Microwave Corp.*	2,710	138,535
Inphi Corp.*	2,016	19,112
Integrated Device Technology, Inc.*	12,325	69,266
Integrated Silicon Solution, Inc.*	2,398	24,196
Intermolecular, Inc.*	1,182	9,161
International Rectifier Corp.*	5,945	118,841
Intersil Corp., Class A	10,920	116,298
IXYS Corp.*	2,112	23,591
Kopin Corp.*	5,733	19,722
Lattice Semiconductor Corp.*	9,917	37,387
LTX-Credence Corp.*	4,314	28,904
MA-COM Technology Solutions Holdings, Inc.*	528	9,768
Mattson Technology, Inc.*	5,033	8,808
MaxLinear, Inc., Class A*	1,922	9,533
MEMC Electronic Materials, Inc.*	19,868	43,114
Micrel, Inc.	4,208	40,102
Microsemi Corp.*	7,635	141,171
Mindspeed Technologies, Inc.*	2,835	6,974
MIPS Technologies, Inc.*	4,110	27,414
MKS Instruments, Inc.	4,497	130,098
Monolithic Power Systems, Inc.*	2,621	52,079
MoSys, Inc.*	2,703	8,758
Nanometrics, Inc.*	2,015	30,950
NVE Corp.*	421	22,629
OmniVision Technologies, Inc.*	4,447	59,412
PDF Solutions, Inc.*	1,974	19,483
Pericom Semiconductor Corp.*	2,023	18,207
Photronics, Inc.*	5,283	32,226
PLX Technology, Inc.*	3,712	23,571
Power Integrations, Inc.	2,428	90,564
QuickLogic Corp.*	3,256	8,173
Rambus, Inc.*	9,480	54,415
RF Micro Devices, Inc.*	23,868	101,439
Rubicon Technology, Inc.*	1,515	15,453
Rudolph Technologies, Inc.*	2,730	23,806
Semtech Corp.*	5,631	136,946
Sigma Designs, Inc.*	2,774	17,698
Silicon Image, Inc.*	7,358	30,462
Spansion, Inc., Class A*	4,145	45,512
Standard Microsystems Corp.*	1,993	73,522
STR Holdings, Inc.*	2,610	11,902
SunPower Corp.*	3,405	16,378
Supertex, Inc.*	888	16,739
Tessera Technologies, Inc.	4,456	68,489
TriQuint Semiconductor, Inc.*	14,473	79,601
Ultra Clean Holdings, Inc.*	2,016	12,963
Ultratech, Inc.*	2,249	70,844
Veeco Instruments, Inc.*	3,343	114,865
Volterra Semiconductor Corp.*	2,181	51,144

		4,547,856

Software (1.2%)
Accelrys, Inc.*	4,828	39,059
ACI Worldwide, Inc.*	3,415	150,977
Actuate Corp.*	4,215	29,210
Advent Software, Inc.*	2,699	73,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
American Software, Inc., Class A	1,973	$15,685
Aspen Technology, Inc.*	8,030	185,894
AVG Technologies N.V.*	678	8,821
Blackbaud, Inc.	3,862	99,138
Bottomline Technologies, Inc.*	2,994	54,042
BroadSoft, Inc.*	2,360	68,346
Callidus Software, Inc.*	2,970	14,791
CommVault Systems, Inc.*	3,833	190,002
Deltek, Inc.*	1,867	21,639
Digimarc Corp.	613	15,730
Ebix, Inc.	2,415	48,179
Ellie Mae, Inc.*	1,849	33,282
Envivio, Inc.*	703	4,506
EPIQ Systems, Inc.	2,747	33,651
ePlus, Inc.*	339	10,967
Fair Isaac Corp.	2,946	124,557
FalconStor Software, Inc.*	2,587	6,752
Glu Mobile, Inc.*	4,620	25,641
Guidance Software, Inc.*	1,108	10,537
Guidewire Software, Inc.*	1,667	46,876
Imperva, Inc.*	837	24,122
Infoblox, Inc.*	680	15,592
Interactive Intelligence Group, Inc.*	1,290	36,391
JDA Software Group, Inc.*	3,656	108,547
Jive Software, Inc.*	1,402	29,428
Kenexa Corp.*	2,342	67,988
Manhattan Associates, Inc.*	1,738	79,444
Mentor Graphics Corp.*	8,000	120,000
MicroStrategy, Inc., Class A*	732	95,057
Monotype Imaging Holdings, Inc.*	3,069	51,467
NetScout Systems, Inc.*	3,130	67,577
OPNET Technologies, Inc.	1,239	32,945
Parametric Technology Corp.*	10,258	215,008
Pegasystems, Inc.	1,478	48,744
Pervasive Software, Inc.*	1,103	8,261
Progress Software Corp.*	5,392	112,531
Proofpoint, Inc.*	548	9,289
PROS Holdings, Inc.*	1,846	31,050
QAD, Inc., Class A*	401	5,702
QAD, Inc., Class B*	219	2,981
QLIK Technologies, Inc.*	7,328	162,095
Quest Software, Inc.*	4,804	133,791
RealPage, Inc.*	3,084	71,425
Rosetta Stone, Inc.*	890	12,318
Sapiens International Corp. N.V.*	1,122	4,039
SeaChange International, Inc.*	2,526	20,789
Sourcefire, Inc.*	2,538	130,453
SRS Labs, Inc.*	1,094	9,846
SS&C Technologies Holdings, Inc.*	2,905	72,625
Synchronoss Technologies, Inc.*	2,370	43,774
Take-Two Interactive Software, Inc.*	6,719	63,562
Tangoe, Inc.*	2,563	54,618
TeleNav, Inc.*	1,402	8,594
TiVo, Inc.*	10,715	88,613
Tyler Technologies, Inc.*	2,587	104,385
Ultimate Software Group, Inc.*	2,286	203,728
VASCO Data Security International, Inc.*	2,355	19,264
Verint Systems, Inc.*	1,887	$55,685
VirnetX Holding Corp.*	3,601	126,935
Websense, Inc.*	3,225	60,404

		3,920,519

Total Information Technology		24,615,511

Materials (5.1%)
Chemicals (2.7%)
A. Schulman, Inc.	58,565	1,162,515
ADA-ES, Inc.*	764	19,383
American Vanguard Corp.	2,385	63,417
Arabian American Development Co.*	1,701	16,483
Balchem Corp.	2,532	82,569
Cabot Corp.	40,000	1,628,000
Calgon Carbon Corp.*	4,926	70,048
Chase Corp.	606	7,999
Chemtura Corp.*	8,446	122,467
Ferro Corp.*	7,491	35,957
Flotek Industries, Inc.*	4,296	40,125
FutureFuel Corp.	1,611	16,932
Georgia Gulf Corp.	2,938	75,418
GSE Holding, Inc.*	682	7,209
H.B. Fuller Co.	29,265	898,435
Hawkins, Inc.	764	29,170
Innophos Holdings, Inc.	1,882	106,258
Innospec, Inc.*	1,961	58,065
KMG Chemicals, Inc.	712	13,727
Koppers Holdings, Inc.	1,789	60,826
Kraton Performance Polymers, Inc.*	2,780	60,910
Landec Corp.*	2,281	19,525
LSB Industries, Inc.*	1,612	49,827
Minerals Technologies, Inc.	1,527	97,392
Olin Corp.	6,896	144,057
OM Group, Inc.*	2,777	52,763
Omnova Solutions, Inc.*	3,947	29,760
PolyOne Corp.	7,695	105,268
Quaker Chemical Corp.	1,103	50,970
RPM International, Inc.	87,550	2,381,360
Sensient Technologies Corp.	28,480	1,046,070
Spartech Corp.*	2,551	13,189
Stepan Co.	715	67,339
TPC Group, Inc.*	1,135	41,938
Tredegar Corp.	1,984	28,887
Zep, Inc.	1,858	25,510
Zoltek Cos., Inc.*	2,374	21,437

		8,751,205

Construction Materials (0.1%)
Eagle Materials, Inc.	3,882	144,954
Headwaters, Inc.*	5,296	27,274
Texas Industries, Inc.	1,918	74,821
United States Lime & Minerals, Inc.*	152	7,094

		254,143

Containers & Packaging (0.1%)
AEP Industries, Inc.*	385	16,767
AptarGroup, Inc.	1,600	81,680
Boise, Inc.	8,616	56,693

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Graphic Packaging Holding Co.*	14,392	$79,156
Myers Industries, Inc.	2,841	48,752
UFP Technologies, Inc.*	456	7,706

		290,754

Metals & Mining (2.0%)
A.M. Castle & Co.*	1,421	15,091
AK Steel Holding Corp.	9,504	55,789
AMCOL International Corp.	2,156	61,036
Century Aluminum Co.*	4,470	32,765
Coeur d’Alene Mines Corp.*	7,727	135,686
Commercial Metals Co.	49,000	619,360
General Moly, Inc.*	5,765	18,102
Globe Specialty Metals, Inc.	5,251	70,521
Gold Reserve, Inc.*	4,466	15,586
Gold Resource Corp.	2,557	66,456
Golden Minerals Co.*	2,399	10,820
Golden Star Resources Ltd.*	21,681	25,150
Handy & Harman Ltd.*	450	6,066
Haynes International, Inc.	1,052	53,589
Hecla Mining Co.	24,516	116,451
Horsehead Holding Corp.*	3,789	37,738
Kaiser Aluminum Corp.	1,655	85,795
Materion Corp.	1,764	40,625
McEwen Mining, Inc.*	16,968	51,074
Metals USA Holdings Corp.*	1,049	16,690
Midway Gold Corp.*	9,704	13,489
Noranda Aluminum Holding Corp.	2,884	22,957
Olympic Steel, Inc.	774	12,709
Paramount Gold and Silver Corp.*	11,214	26,914
Reliance Steel & Aluminum Co.	55,800	2,817,900
Revett Minerals, Inc.*	2,041	6,715
RTI International Metals, Inc.*	2,619	59,268
Schnitzer Steel Industries, Inc., Class A	2,165	60,663
Steel Dynamics, Inc.	112,100	1,317,175
Stillwater Mining Co.*	9,942	84,905
SunCoke Energy, Inc.*	6,037	88,442
U.S. Antimony Corp.*	4,577	18,491
U.S. Silica Holdings, Inc.*	996	11,215
Universal Stainless & Alloy Products, Inc.*	573	23,550
Vista Gold Corp.*	5,051	14,698
Worthington Industries, Inc.	4,494	91,992

		6,205,473

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	3,384	96,410
Clearwater Paper Corp.*	2,019	68,888
Deltic Timber Corp.	923	56,284
KapStone Paper and Packaging Corp.*	3,483	55,206
Louisiana-Pacific Corp.*	11,798	128,362
Neenah Paper, Inc.	1,363	36,378
P.H. Glatfelter Co.	3,705	60,651
Resolute Forest Products*	6,932	80,273
Schweitzer-Mauduit International, Inc.	1,341	91,376
Wausau Paper Corp.	3,770	36,682

		710,510

Total Materials		16,212,085

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	6,055	$25,431
AboveNet, Inc.*	2,021	169,764
Atlantic Tele-Network, Inc.	758	25,567
Cbeyond, Inc.*	2,457	16,634
Cincinnati Bell, Inc.*	16,745	62,291
Cogent Communications Group, Inc.*	4,039	77,751
Consolidated Communications Holdings, Inc.	2,588	38,302
Fairpoint Communications, Inc.*	1,824	11,218
General Communication, Inc., Class A*	3,257	27,066
Hawaiian Telcom Holdco, Inc.*	881	17,188
HickoryTech Corp.	1,206	13,399
IDT Corp., Class B	1,344	13,185
inContact, Inc.*	2,528	12,665
Iridium Communications, Inc.*	4,319	38,698
Lumos Networks Corp.	1,308	12,361
magicJack VocalTec Ltd.*	1,293	24,567
Neutral Tandem, Inc.*	2,426	31,975
ORBCOMM, Inc.*	2,820	9,193
Premiere Global Services, Inc.*	4,358	36,564
Primus Telecommunications Group, Inc.	1,041	16,208
SureWest Communications	1,251	26,358
Towerstream Corp.*	4,080	16,932
Vonage Holdings Corp.*	11,959	24,038

		747,355

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,372	15,943
Leap Wireless International, Inc.*	4,654	29,925
NTELOS Holdings Corp.	1,308	24,656
Shenandoah Telecommunications Co.	2,042	27,791
USA Mobility, Inc.	1,890	24,305

		122,620

Total Telecommunication Services		869,975

Utilities (1.4%)
Electric Utilities (0.8%)
ALLETE, Inc.	3,276	136,937
Cleco Corp.	5,237	219,064
El Paso Electric Co.	3,457	114,634
Empire District Electric Co.	3,564	75,200
IDACORP, Inc.	4,303	181,070
MGE Energy, Inc.	1,958	92,613
NV Energy, Inc.	49,600	871,968
Otter Tail Corp.	3,089	70,645
PNM Resources, Inc.	6,771	132,305
Portland General Electric Co.	6,478	172,704
UIL Holdings Corp.	4,396	157,641
Unitil Corp.	1,203	31,880
UNS Energy Corp.	3,483	133,782

		2,390,443

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	807	35,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Natural Gas Co., Inc.	557	$12,104
Laclede Group, Inc.	1,926	76,674
New Jersey Resources Corp.	3,577	155,993
Northwest Natural Gas Co.	2,314	110,146
Piedmont Natural Gas Co., Inc.	6,162	198,355
South Jersey Industries, Inc.	2,618	133,439
Southwest Gas Corp.	3,965	173,072
WGL Holdings, Inc.	4,442	176,570

		1,071,635

Independent Power Producers & Energy Traders (0.1%)
American DG Energy, Inc.*	2,046	4,644
Atlantic Power Corp.	9,790	125,410
Genie Energy Ltd., Class B	1,382	10,738
GenOn Energy, Inc.*	66,232	113,257
Ormat Technologies, Inc.	1,524	32,598

		286,647

Multi-Utilities (0.1%)
Avista Corp.	5,040	134,568
Black Hills Corp.	3,794	122,053
CH Energy Group, Inc.	1,283	84,280
NorthWestern Corp.	3,148	115,532

		456,433

Water Utilities (0.1%)
American States Water Co.	1,599	63,288
Artesian Resources Corp., Class A	572	12,321
Cadiz, Inc.*	1,084	7,816
California Water Service Group	3,572	65,975
Connecticut Water Service, Inc.	718	20,808
Consolidated Water Co., Ltd.	1,207	10,006
Middlesex Water Co.	1,306	24,814
SJW Corp.	1,182	28,380
York Water Co.	1,024	18,319

		251,727

Total Utilities		4,456,885

Total Common Stocks (77.9%) (Cost $209,708,756)		248,455,885

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $13,950)	734	$12,963

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
Hampton Roads Bankshares, Inc., expiring 12/31/49*†	970	704

Total Financials		704

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49*† (b)	2,504	25

Total Information Technology		25

Total Rights (0.0%) (Cost $9,362)		729

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13* (b) (Cost $—)	1,119	—

Total Investments (77.9%) (Cost $209,732,068)		248,469,577
Other Assets Less Liabilities (22.1%)		70,339,854

Net Assets (100%)		$318,809,431

*	Non-income producing.
†	Securities (totaling $729 or 0.0% of net assets) at fair value by management.
(b)	Illiquid security.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	817	September-12	$61,310,154	$64,984,180	$3,674,026

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$44,952,224	$—	$—	$44,952,224
Consumer Staples	4,625,292	—	—	4,625,292
Energy	23,276,206	—	—	23,276,206
Financials	43,956,911	—	—	43,956,911
Health Care	18,348,721	—	—	18,348,721
Industrials	67,142,075	—	—	67,142,075
Information Technology	24,615,511	—	—	24,615,511
Materials	16,212,085	—	—	16,212,085
Telecommunication Services	869,975	—	—	869,975
Utilities	4,456,885	—	—	4,456,885
Futures	3,674,026	—	—	3,674,026
Investment Companies
Investment Companies	12,963	—	—	12,963
Rights
Financials	—	—	704	704
Information Technology	—	—	25	25
Warrants
Energy	—	—	—	—

Total Assets	$252,142,874	$—	$729	$252,143,603

Total Liabilities	$—	$—	$—	$—

Total	$252,142,874	$—	$729	$252,143,603

(a) A Security with a market value of $164,686 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Rights-Financials	Investments in Rights-Information Technology

Balance as of 12/31/11	$—	$25
Total gains or losses (realized/unrealized) included in earnings	(8,659)	—
Purchases	9,363	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$704	$25

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$(8,659)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	3,674,026	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,674,026

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,073,924	—	—	2,073,924
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,073,924	$—	$—	$2,073,924

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,424,490	—	—	3,424,490
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,424,490	$—	$—	$3,424,490

The Portfolio held futures contracts with an average notional balance of approximately $56,902,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$17,009,258
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$53,661,713

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,422,137
Aggregate gross unrealized depreciation	(22,227,478)

Net unrealized appreciation	$38,194,659

Federal income tax cost of investments	$210,274,918

The Portfolio has a net capital loss carryforward of $168,340,303, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $209,732,068)	$248,469,577
Cash	61,998,098
Cash held as collateral at broker	5,969,000
Due from broker for futures variation margin	1,936,899
Receivable from Separate Accounts for Trust shares sold	617,022
Dividends, interest and other receivables	228,341
Receivable for securities sold	192,077
Other assets	2,142

Total assets	319,413,156

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	271,118
Investment management fees payable	177,677
Administrative fees payable	46,066
Payable for securities purchased	43,847
Distribution fees payable - Class IB	27,141
Distribution fees payable - Class IA	664
Trustees’ fees payable	80
Accrued expenses	37,132

Total liabilities	603,725

NET ASSETS	$318,809,431

Net assets were comprised of:
Paid in capital	$438,020,756
Accumulated undistributed net investment income (loss)	1,429,678
Accumulated undistributed net realized gain (loss) on investments and futures	(163,052,538)
Net unrealized appreciation (depreciation) on investments and futures	42,411,535

Net assets	$318,809,431

Class IA
Net asset value, offering and redemption price per share, $3,378,704 / 350,201 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.65

Class IB
Net asset value, offering and redemption price per share, $138,023,218 / 14,289,087 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.66

Class K
Net asset value, offering and redemption price per share, $177,407,509 / 18,364,760 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,288 foreign withholding tax)	$2,914,723
Interest	26,780

Total income	2,941,503

EXPENSES
Investment management fees	1,186,474
Administrative fees	303,087
Distribution fees - Class IB	180,281
Professional fees	27,419
Custodian fees	19,384
Printing and mailing expenses	18,297
Trustees’ fees	4,894
Distribution fees - Class IA	4,294
Miscellaneous	5,650

Total expenses	1,749,780

NET INVESTMENT INCOME (LOSS)	1,191,723

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	12,010,936
Futures	2,073,924

Net realized gain (loss)	14,084,860

Change in unrealized appreciation (depreciation) on:
Securities	(2,116,562)
Futures	3,424,490

Net change in unrealized appreciation (depreciation)	1,307,928

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,392,788

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,584,511

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,191,723	$1,034,943
Net realized gain (loss) on investments and futures	14,084,860	199,243
Net change in unrealized appreciation (depreciation) on investments and futures	1,307,928	(41,483,733)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,584,511	(40,249,547)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(11,884)
Class IB	—	(204,833)
Class K†	—	(768,709)

TOTAL DIVIDENDS	—	(985,426)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 76,146 and 538,358 shares, respectively ]	757,135	5,497,810
Capital shares issued in reinvestment of dividends [ 0 and 1,338 shares, respectively ]	—	11,884
Capital shares repurchased [ (82,236) and (27,185,589) shares, respectively ]	(809,215)	(241,793,134	)(z)

Total Class IA transactions	(52,080)	(236,283,440)

Class IB
Capital shares sold [ 1,594,062 and 5,268,339 shares, respectively ]	15,762,088	52,311,084
Capital shares issued in reinvestment of dividends [ 0 and 23,022 shares, respectively ]	—	204,833
Capital shares repurchased [ (2,323,610) and (4,975,939) shares, respectively ]	(23,050,545)	(49,424,397)

Total Class IB transactions	(7,288,457)	3,091,520

Class K†
Capital shares sold [ 87,196 and 25,430,821 shares, respectively ]	876,736	223,777,856	(z)
Capital shares issued in reinvestment of dividends [ 0 and 86,508 shares, respectively ]	—	768,709
Capital shares repurchased [ (3,194,830) and (4,044,935) shares, respectively ]	(31,326,157)	(36,289,514)

Total Class K transactions	(30,449,421)	188,257,051

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,789,958)	(44,934,869)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,205,447)	(86,169,842)
NET ASSETS:
Beginning of period	340,014,878	426,184,720

End of period (a)	$318,809,431	$340,014,878

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,429,678	$237,955

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/AXA Franklin Small Cap Value Core Portfolio exchanged approximately 25,346,404 Class IA shares for approximately 25,346,404 Class K shares. This exchange amounted to approximately $223,012,706.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.22	$10.21	$8.23	$6.48	$9.84	$10.85

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.02 (e)	0.04 (e)	0.08 (e)	0.11 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.40	(0.97)	1.98	1.76	(3.39)	(1.03)

Total from investment operations	0.43	(0.95)	2.02	1.84	(3.28)	(0.91)

Less distributions:
Dividends from net investment income	—	(0.04)	(0.04)	(0.09)	(0.08)	(0.07)
Distributions from net realized gains	—	—	—	—	—	(0.03)

Total dividends and distributions	—	(0.04)	(0.04)	(0.09)	(0.08)	(0.10)

Net asset value, end of period	$9.65	$9.22	$10.21	$8.23	$6.48	$9.84

Total return (b)	4.66%	(9.33)%	24.57%	28.44%	(33.28)%	(8.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,379	$3,286	$275,810	$234,697	$286,642	$246,846
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.17%	0.90%	0.91%	0.96%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.17%	0.90%	0.91%	0.75%	1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.17%	0.92%	0.92%	0.97%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.56%	0.18%	0.47%	1.00%	1.26%	1.12%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.56%	0.18%	0.47%	1.21%	1.26%	1.12%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.56%	0.17%	0.46%	0.98%	1.23%	1.09%
Portfolio turnover rate	6%	16%	16%	57%	30%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010	2009		2008	2007
Net asset value, beginning of period	$9.23	$10.23		$8.24	$6.49		$9.84	$10.85

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.01	(e)	0.02 (e)	0.07	(e)	0.09 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.40	(1.00)		1.99	1.75		(3.37)	(1.03)

Total from investment operations	0.43	(0.99)		2.01	1.82		(3.28)	(0.94)

Less distributions:
Dividends from net investment income	—	(0.01)		(0.02)	(0.07)		(0.07)	(0.04)
Distributions from net realized gains	—	—		—	—		—	(0.03)

Total dividends and distributions	—	(0.01)		(0.02)	(0.07)		(0.07)	(0.07)

Net asset value, end of period	$9.66	$9.23		$10.23	$8.24		$6.49	$9.84

Total return (b)	4.66%	(9.64)%		24.35%	28.07%		(33.35)%	(8.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$138,023	$138,682		$150,374	$114,966		$84,282	$67,492
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.17%	1.15%		1.16%	1.21	%(c)	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.17%	1.15%		1.16%	0.97%		1.30%	1.30%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.17%	1.17	%(c)	1.17%	1.22	%(c)	1.33%	1.33	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.57%	0.11%		0.22%	0.73%		1.02%	0.78%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.57%	0.11%		0.22%	0.96%		1.02%	0.78%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.57%	0.10%		0.21%	0.72%		0.99%	0.73%
Portfolio turnover rate	6%	16%		16%	57%		30%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.22	$8.63

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	0.40	0.61

Total from investment operations	0.44	0.63

Less distributions:
Dividends from net investment income	—	(0.04)

Net asset value, end of period	$9.66	$9.22

Total return (b)	4.77%	7.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$177,408	$198,047
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.92%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.92%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.92%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.81%	0.76%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.81%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.81%	0.76%
Portfolio turnover rate	6%	16%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	20.9%
Health Care	16.4
Energy	13.4
Information Technology	13.1
Industrials	10.4
Consumer Staples	8.2
Consumer Discretionary	5.8
Materials	4.6
Utilities	3.9
Telecommunication Services	2.7
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,052.90	$4.82
Hypothetical (5% average return before expenses)	1,000.00	1,020.17	4.74
Class IB
Actual	1,000.00	1,052.80	4.82
Hypothetical (5% average return before expenses)	1,000.00	1,020.17	4.74
Class K
Actual	1,000.00	1,053.60	3.55
Hypothetical (5% average return before expenses)	1,000.00	1,021.41	3.49

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (5.8%)
Automobiles (0.3%)
Ford Motor Co.	722,200	$6,925,898

Media (5.0%)
Comcast Corp., Class A	751,700	23,603,380
Time Warner, Inc.	902,970	34,764,345
Viacom, Inc., Class B	548,500	25,790,470
Walt Disney Co.	472,600	22,921,100

		107,079,295

Multiline Retail (0.5%)
J.C. Penney Co., Inc.	471,300	10,986,003

Total Consumer Discretionary		124,991,196

Consumer Staples (8.2%)
Beverages (1.2%)
PepsiCo, Inc.	370,300	26,165,398

Food & Staples Retailing (1.7%)
Kroger Co.	1,221,300	28,321,947
Walgreen Co.	254,900	7,539,942

		35,861,889

Food Products (3.3%)
Archer-Daniels-Midland Co.	1,210,500	35,733,960
Unilever N.V. (N.Y. Shares)	1,101,300	36,728,355

		72,462,315

Household Products (2.0%)
Kimberly-Clark Corp.	317,220	26,573,519
Procter & Gamble Co.	257,200	15,753,500

		42,327,019

Total Consumer Staples		176,816,621

Energy (13.4%)
Energy Equipment & Services (5.2%)
Ensco plc, Class A	477,140	22,411,266
Halliburton Co.	1,020,100	28,960,639
Noble Corp.*	1,299,151	42,261,382
Weatherford International Ltd.*	1,581,260	19,971,314

		113,604,601

Oil, Gas & Consumable Fuels (8.2%)
Chevron Corp.	170,100	17,945,550
Devon Energy Corp.	665,500	38,592,345
Exxon Mobil Corp.	608,790	52,094,160
Hess Corp.	281,600	12,235,520
Marathon Oil Corp.	1,279,460	32,715,792
Peabody Energy Corp.	950,421	23,304,323

		176,887,690

Total Energy		290,492,291

Financials (20.9%)
Commercial Banks (4.6%)
U.S. Bancorp	952,318	30,626,547
Wells Fargo & Co.	2,071,100	69,257,584

		99,884,131

Diversified Financial Services (5.4%)
Citigroup, Inc.	1,656,440	$45,403,020
JPMorgan Chase & Co.	2,027,090	72,427,926

		117,830,946

Insurance (10.9%)
ACE Ltd.	434,600	32,216,898
Aflac, Inc.	490,200	20,877,618
Hartford Financial Services Group, Inc.	2,410,496	42,497,045
Lincoln National Corp.	924,048	20,208,930
MetLife, Inc.	1,382,464	42,649,014
Prudential Financial, Inc.	578,765	28,029,589
Travelers Cos., Inc.	762,638	48,686,810

		235,165,904

Total Financials		452,880,981

Health Care (16.4%)
Biotechnology (0.8%)
Amgen, Inc.	221,300	16,163,752

Health Care Equipment & Supplies (3.9%)
Baxter International, Inc.	519,900	27,632,685
Medtronic, Inc.	1,470,803	56,964,200

		84,596,885

Health Care Providers & Services (1.0%)
Aetna, Inc.	555,800	21,548,366

Pharmaceuticals (10.7%)
Eli Lilly and Co.	587,300	25,201,043
Johnson & Johnson	885,900	59,851,404
Merck & Co., Inc.	1,815,011	75,776,709
Pfizer, Inc.	3,068,241	70,569,543

		231,398,699

Total Health Care		353,707,702

Industrials (10.4%)
Aerospace & Defense (1.4%)
Honeywell International, Inc.	537,400	30,008,416

Airlines (1.7%)
Delta Air Lines, Inc.*	3,462,700	37,916,565

Construction & Engineering (1.9%)
Jacobs Engineering Group, Inc.*	1,069,500	40,491,270

Industrial Conglomerates (5.4%)
General Electric Co.	3,191,400	66,508,776
Tyco International Ltd.	946,150	50,004,028

		116,512,804

Total Industrials		224,929,055

Information Technology (13.1%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	2,397,900	41,171,943

Electronic Equipment, Instruments & Components (2.3%)
Corning, Inc.	3,852,300	49,810,239

IT Services (2.0%)
Western Union Co.	2,560,400	43,117,136

Semiconductors & Semiconductor Equipment (3.3%)
LSI Corp.*	6,147,655	39,160,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Marvell Technology Group Ltd.	1,026,604	$11,580,093
Micron Technology, Inc.*	3,484,500	21,987,195

		72,727,850

Software (3.6%)
Microsoft Corp.	1,596,240	48,828,982
Oracle Corp.	965,600	28,678,320

		77,507,302

Total Information Technology		284,334,470

Materials (4.6%)
Chemicals (1.8%)
E.I. du Pont de Nemours & Co.	780,650	39,477,471

Containers & Packaging (0.3%)
Sealed Air Corp.	417,100	6,440,024

Metals & Mining (2.5%)
Alcoa, Inc.	2,191,800	19,178,250
Freeport-McMoRan Copper & Gold, Inc.	372,159	12,679,457
Nucor Corp.	564,800	21,405,920

		53,263,627

Total Materials		99,181,122

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	771,358	$27,506,626
Verizon Communications, Inc.	702,100	31,201,324

Total Telecommunication Services		58,707,950

Utilities (3.9%)
Electric Utilities (2.0%)
Southern Co.	938,400	43,447,920

Multi-Utilities (1.9%)
Dominion Resources, Inc.	767,620	41,451,480

Total Utilities		84,899,400

Total Investments (99.4%) (Cost $1,941,692,666)		2,150,940,788
Other Assets Less Liabilities (0.6%)		12,695,150

Net Assets (100%)		$2,163,635,938

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$124,991,196	$—	$—	$124,991,196
Consumer Staples	176,816,621	—	—	176,816,621
Energy	290,492,291	—	—	290,492,291
Financials	452,880,981	—	—	452,880,981
Health Care	353,707,702	—	—	353,707,702
Industrials	224,929,055	—	—	224,929,055
Information Technology	284,334,470	—	—	284,334,470
Materials	99,181,122	—	—	99,181,122
Telecommunication Services	58,707,950	—	—	58,707,950
Utilities	84,899,400	—	—	84,899,400

Total Assets	$2,150,940,788	$—	$—	$2,150,940,788

Total Liabilities	$—	$—	$—	$—

Total	$2,150,940,788	$—	$—	$2,150,940,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$444,214,713
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$437,611,294

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$268,298,574
Aggregate gross unrealized depreciation	(163,749,502)

Net unrealized appreciation	$104,549,072

Federal income tax cost of investments	$2,046,391,716

For the six months ended June 30, 2012, the Portfolio incurred approximately $18,185 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,149,885,464 of which $133,122,969 expires in the year 2016 and $1,016,762,495 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $1,941,692,666)	$2,150,940,788
Cash	12,222,174
Dividends, interest and other receivables	2,677,185
Receivable from Separate Accounts for Trust shares sold	479,402
Other assets	31,662

Total assets	2,166,351,211

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,189,975
Investment management fees payable	985,764
Distribution fees payable - Class IB	304,806
Administrative fees payable	176,965
Distribution fees payable - Class IA	12,265
Trustees’ fees payable	2,101
Accrued expenses	43,397

Total liabilities	2,715,273

NET ASSETS	$2,163,635,938

Net assets were comprised of:
Paid in capital	$3,150,535,148
Accumulated undistributed net investment income (loss)	16,018,734
Accumulated undistributed net realized gain (loss) on investments	(1,212,166,066)
Net unrealized appreciation (depreciation) on investments	209,248,122

Net assets	$2,163,635,938

Class IA
Net asset value, offering and redemption price per share, $62,206,378 / 4,529,140 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.73

Class IB
Net asset value, offering and redemption price per share, $1,532,002,674 / 111,253,427 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.77

Class K
Net asset value, offering and redemption price per share, $569,426,886 / 41,407,229 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.75

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$25,631,471
Interest	16,895

Total income	25,648,366

EXPENSES
Investment management fees	6,284,494
Distribution fees - Class IB	1,959,679
Administrative fees	1,135,024
Printing and mailing expenses	116,415
Distribution fees - Class IA	74,526
Professional fees	45,149
Trustees’ fees	30,968
Custodian fees	25,859
Miscellaneous	19,831

Gross expenses	9,691,945
Less: Fees paid indirectly	(34,006)

Net expenses	9,657,939

NET INVESTMENT INCOME (LOSS)	15,990,427

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	46,030,597
Net change in unrealized appreciation (depreciation) on securities	49,099,311

NET REALIZED AND UNREALIZED GAIN (LOSS)	95,129,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$111,120,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,990,427	$28,360,078
Net realized gain (loss) on investments	46,030,597	87,298,221
Net change in unrealized appreciation (depreciation) on investments	49,099,311	(169,628,738)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	111,120,335	(53,970,439)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(805,730)
Class IB	—	(19,150,552)
Class K†	—	(8,378,561)

TOTAL DIVIDENDS	—	(28,334,843)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 672,067 and 9,381,140 shares, respectively ]	9,353,026	117,387,172
Capital shares issued in reinvestment of dividends [ 0 and 64,076 shares, respectively ]	—	805,730
Capital shares repurchased [ (227,906) and (42,232,042) shares, respectively ]	(3,207,051)	(529,801,624	)(z)

Total Class IA transactions	6,145,975	(411,608,722)

Class IB
Capital shares sold [ 4,154,432 and 14,149,357 shares, respectively ]	58,380,579	195,030,673
Capital shares issued in reinvestment of dividends [ 0 and 1,518,868 shares, respectively ]	—	19,150,552
Capital shares repurchased [ (6,175,288) and (14,453,337) shares, respectively ]	(86,497,309)	(196,256,855)

Total Class IB transactions	(28,116,730)	17,924,370

Class K†
Capital shares sold [ 1,254,670 and 42,552,369 shares, respectively ]	17,028,098	529,652,450	(z)
Capital shares issued in reinvestment of dividends [ 0 and 666,312 shares, respectively ]	—	8,378,561
Capital shares repurchased [ (1,942,406) and (1,123,716) shares, respectively ]	(27,206,947)	(14,243,558)

Total Class K transactions	(10,178,849)	523,787,453

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,149,604)	130,103,101

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,970,731	47,797,819
NET ASSETS:
Beginning of period	2,084,665,207	2,036,867,388

End of period (a)	$2,163,635,938	$2,084,665,207

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,018,734	$28,307

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/BlackRock Basic Value Equity Portfolio exchanged approximately 38,846,177 Class IA shares for approximately 38,846,177 Class K shares. This exchange amounted to approximately $482,372,927.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011		2010	2009	2008	2007
Net asset value, beginning of period	$13.05	$13.65		$12.30	$9.67	$15.66	$17.03

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.20	(e)	0.19 (e)	0.22 (e)	0.27 (e)	0.25 (e)
Net realized and unrealized gain (loss) on investments	0.58	(0.60)		1.36	2.72	(5.95)	(0.03)

Total from investment operations	0.68	(0.40)		1.55	2.94	(5.68)	0.22

Less distributions:
Dividends from net investment income	—	(0.20)		(0.20)	(0.31)	(0.25)	(0.24)
Distributions from net realized gains	—	—		—	—	(0.06)	(1.35)

Total dividends and distributions	—	(0.20)		(0.20)	(0.31)	(0.31)	(1.59)

Net asset value, end of period	$13.73	$13.05		$13.65	$12.30	$9.67	$15.66

Total return (b)	5.29%	(2.86)%		12.60%	30.51%	(36.36)%	1.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,206	$53,307		$503,310	$455,102	$1,948,563	$2,516,049
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.94%	0.67%		0.70%	0.71%	0.68%	0.67%
Before fees paid indirectly (a)	0.94%	0.69%		0.70%	0.72%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.39%	1.43%		1.56%	2.26%	2.08%	1.44%
Before fees paid indirectly (a)	1.39%	1.41%		1.55%	2.25%	2.07%	1.43%
Portfolio turnover rate	20%	64%		56%	44%	48%	50%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010	2009	2008	2007
Net asset value, beginning of period	$13.08	$13.69		$12.34	$9.69	$15.70	$17.07

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.18	(e)	0.16 (e)	0.19 (e)	0.24 (e)	0.21 (e)
Net realized and unrealized gain (loss) on investments	0.59	(0.62)		1.35	2.74	(5.97)	(0.03)

Total from investment operations	0.69	(0.44)		1.51	2.93	(5.73)	0.18

Less distributions:
Dividends from net investment income	—	(0.17)		(0.16)	(0.28)	(0.22)	(0.20)
Distributions from net realized gains	—	—		—	—	(0.06)	(1.35)

Total dividends and distributions	—	(0.17)		(0.16)	(0.28)	(0.28)	(1.55)

Net asset value, end of period	$13.77	$13.08		$13.69	$12.34	$9.69	$15.70

Total return (b)	5.28%	(3.17)%		12.28%	30.33%	(36.55)%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,532,003	$1,482,030		$1,533,557	$1,339,930	$969,097	$1,584,756
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.94%	0.92	%(c)	0.94%	0.96%	0.93%	0.92%
Before fees paid indirectly (a)	0.94%	0.94%		0.95%	0.97%	0.93%	0.93%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.38%	1.30%		1.31%	1.85%	1.81%	1.19%
Before fees paid indirectly (a)	1.38%	1.28%		1.30%	1.84%	1.81%	1.18%
Portfolio turnover rate	20%	64%		56%	44%	48%	50%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$13.05	$12.24

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments	0.59	0.93

Total from investment operations	0.70	1.01

Less distributions:
Dividends from net investment income	—	(0.20)

Net asset value, end of period	$13.75	$13.05

Total return (b)	5.36%	8.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$569,427	$549,328
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.69%	0.69%
Before fees paid indirectly (a)	0.69%	0.69%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.63%	1.87%
Before fees paid indirectly (a)	1.63%	1.87%
Portfolio turnover rate	20%	64%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	22.0%
Energy	11.7
Health Care	11.5
Consumer Discretionary	11.0
Information Technology	9.5
Consumer Staples	9.1
Industrials	7.8
Utilities	7.4
Telecommunication Services	4.0
Materials	2.5
Cash and Other	3.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,085.80	$5.45
Hypothetical (5% average return before expenses)	1,000.00	1,019.64	5.27
Class IB
Actual	1,000.00	1,087.50	5.45
Hypothetical (5% average return before expenses)	1,000.00	1,019.64	5.27
Class K
Actual	1,000.00	1,087.70	4.15
Hypothetical (5% average return before expenses)	1,000.00	1,020.89	4.02

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.0%)
Automobiles (1.0%)
Ford Motor Co.	359,100	$3,443,769
General Motors Co.*	279,400	5,509,768

		8,953,537

Hotels, Restaurants & Leisure (2.3%)
Brinker International, Inc.	265,400	8,458,298
Cedar Fair LP	145,500	4,360,635
Wyndham Worldwide Corp.	137,700	7,262,298

		20,081,231

Household Durables (0.5%)
Tupperware Brands Corp.	78,700	4,309,612

Internet & Catalog Retail (0.8%)
Expedia, Inc.	141,600	6,806,712

Leisure Equipment & Products (1.7%)
Mattel, Inc.	136,200	4,418,328
Polaris Industries, Inc.	149,300	10,671,964

		15,090,292

Media (2.5%)
Cinemark Holdings, Inc.	172,700	3,946,195
Gannett Co., Inc.	318,800	4,695,924
News Corp., Class A	288,700	6,435,123
Time Warner Cable, Inc.	76,500	6,280,650

		21,357,892

Specialty Retail (2.2%)
Foot Locker, Inc.	271,400	8,299,412
GameStop Corp., Class A	227,800	4,182,408
Williams-Sonoma, Inc.	185,100	6,472,947

		18,954,767

Total Consumer Discretionary		95,554,043

Consumer Staples (9.1%)
Beverages (0.8%)
Coca-Cola Enterprises, Inc.	252,430	7,078,137

Food & Staples Retailing (4.5%)
CVS Caremark Corp.	187,700	8,771,221
Safeway, Inc.	530,300	9,624,945
Walgreen Co.	277,600	8,211,408
Wal-Mart Stores, Inc.	177,800	12,396,216

		39,003,790

Food Products (2.7%)
Archer-Daniels-Midland Co.	200,900	5,930,568
ConAgra Foods, Inc.	683,300	17,717,969

		23,648,537

Household Products (1.1%)
Colgate-Palmolive Co.	91,800	9,556,380

Total Consumer Staples		79,286,844

Energy (11.7%)
Energy Equipment & Services (0.8%)
Seadrill Ltd.	186,500	6,624,480

Oil, Gas & Consumable Fuels (10.9%)
Chevron Corp.	327,000	34,498,500
ConocoPhillips	274,500	15,339,060

Exxon Mobil Corp.	282,370	$24,162,401
Murphy Oil Corp.	106,000	5,330,740
Phillips 66*	137,250	4,562,190
Statoil ASA (ADR)	297,900	7,107,894
Talisman Energy, Inc.	342,200	3,921,612

		94,922,397

Total Energy		101,546,877

Financials (22.0%)
Capital Markets (1.6%)
Ameriprise Financial, Inc.	154,800	8,089,848
Raymond James Financial, Inc.	161,800	5,540,032

		13,629,880

Commercial Banks (4.7%)
KeyCorp	1,138,200	8,809,668
PNC Financial Services Group, Inc.	165,700	10,125,927
Wells Fargo & Co.	653,600	21,856,384

		40,791,979

Consumer Finance (2.4%)
Discover Financial Services	351,900	12,168,702
SLM Corp.	572,800	8,998,688

		21,167,390

Diversified Financial Services (5.0%)
Citigroup, Inc.	449,370	12,317,232
Interactive Brokers Group, Inc., Class A	252,900	3,722,688
JPMorgan Chase & Co.	770,100	27,515,673

		43,555,593

Insurance (4.7%)
Aspen Insurance Holdings Ltd.	376,300	10,875,070
Endurance Specialty Holdings Ltd.	264,000	10,116,480
Hartford Financial Services Group, Inc.	531,900	9,377,397
Prudential Financial, Inc.	124,000	6,005,320
XL Group plc	237,700	5,001,208

		41,375,475

Real Estate Investment Trusts (REITs) (2.7%)
Annaly Capital Management, Inc. (REIT)	337,800	5,668,284
CBL & Associates Properties, Inc. (REIT)	246,100	4,808,794
Hospitality Properties Trust (REIT)	181,400	4,493,278
Public Storage (REIT)	57,100	8,245,811

		23,216,167

Thrifts & Mortgage Finance (0.9%)
Hudson City Bancorp, Inc.	800,000	5,096,000
Washington Federal, Inc.	184,000	3,107,760

		8,203,760

Total Financials		191,940,244

Health Care (11.5%)
Biotechnology (1.4%)
Amgen, Inc.	166,000	12,124,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (4.0%)
AmerisourceBergen Corp.	291,200	$11,458,720
UnitedHealth Group, Inc.	255,600	14,952,600
WellPoint, Inc.	134,200	8,560,618

		34,971,938

Pharmaceuticals (6.1%)
Abbott Laboratories	232,900	15,015,063
Bristol-Myers Squibb Co.	209,800	7,542,310
Johnson & Johnson	117,220	7,919,383
Merck & Co., Inc.	145,600	6,078,800
Pfizer, Inc.	735,700	16,921,100

		53,476,656

Total Health Care		100,573,234

Industrials (7.8%)
Aerospace & Defense (2.0%)
Exelis, Inc.	374,500	3,692,570
Northrop Grumman Corp.	208,500	13,300,215

		16,992,785

Air Freight & Logistics (1.0%)
United Parcel Service, Inc., Class B	110,500	8,702,980

Industrial Conglomerates (3.4%)
General Electric Co.	1,431,900	29,840,796

Machinery (1.4%)
Caterpillar, Inc.	68,300	5,799,353
Harsco Corp.	307,900	6,275,002

		12,074,355

Total Industrials		67,610,916

Information Technology (9.5%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	1,141,540	19,600,242

IT Services (3.3%)
Accenture plc, Class A	112,800	6,778,152
International Business Machines Corp.	62,800	12,282,424
Lender Processing Services, Inc.	380,200	9,611,456

		28,672,032

Office Electronics (0.8%)
Xerox Corp.	873,600	6,875,232

Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	200,600	5,345,990

Software (2.6%)
CA, Inc.	366,000	9,914,940
Microsoft Corp.	406,690	12,440,647

		22,355,587

Total Information Technology		82,849,083

Materials (2.5%)
Chemicals (1.4%)
Eastman Chemical Co.	157,900	7,953,423
Huntsman Corp.	351,000	4,541,940

		12,495,363

Metals & Mining (1.1%)
Gold Fields Ltd. (ADR)	292,400	$3,745,644
Steel Dynamics, Inc.	462,000	5,428,500

		9,174,144

Total Materials		21,669,507

Telecommunication Services (4.0%)
Diversified Telecommunication Services (4.0%)
AT&T, Inc.	352,100	12,555,886
Telecom Italia S.p.A. (ADR)	773,000	7,614,050
Telstra Corp., Ltd. (ADR)	263,600	4,968,860
Verizon Communications, Inc.	229,100	10,181,204

Total Telecommunication Services		35,320,000

Utilities (7.4%)
Electric Utilities (2.0%)
Pinnacle West Capital Corp.	174,600	9,033,804
Portland General Electric Co.	301,000	8,024,660

		17,058,464

Multi-Utilities (4.4%)
CMS Energy Corp.	829,900	19,502,650
DTE Energy Co.	97,000	5,755,010
TECO Energy, Inc.	749,400	13,534,164

		38,791,824

Water Utilities (1.0%)
American Water Works Co., Inc.	253,300	8,683,124

Total Utilities		64,533,412

Total Investments (96.5%) (Cost $718,342,194)		840,884,160
Other Assets Less Liabilities (3.5%)		30,164,813

Net Assets (100%)		$871,048,973

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$95,554,043	$—	$—	$95,554,043
Consumer Staples	79,286,844	—	—	79,286,844
Energy	101,546,877	—	—	101,546,877
Financials	191,940,244	—	—	191,940,244
Health Care	100,573,234	—	—	100,573,234
Industrials	67,610,916	—	—	67,610,916
Information Technology	82,849,083	—	—	82,849,083
Materials	21,669,507	—	—	21,669,507
Telecommunication Services	35,320,000	—	—	35,320,000
Utilities	64,533,412	—	—	64,533,412

Total Assets	$840,884,160	$—	$—	$840,884,160

Total Liabilities	$—	$—	$—	$—

Total	$840,884,160	$—	$—	$840,884,160

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$238,814,221
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$248,500,828

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,714,192
Aggregate gross unrealized depreciation	(30,363,809)

Net unrealized appreciation	$112,350,383

Federal income tax cost of investments	$728,533,777

The Portfolio has a net capital loss carryforward of $9,613,527, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $718,342,194)	$840,884,160
Cash	37,684,190
Dividends, interest and other receivables	1,134,776
Receivable from Separate Accounts for Trust shares sold	183,650
Other assets	8,102

Total assets	879,894,878

LIABILITIES
Payable for securities purchased	7,855,515
Investment management fees payable	461,028
Payable to Separate Accounts for Trust shares redeemed	332,387
Administrative fees payable	72,408
Distribution fees payable - Class IB	67,166
Distribution fees payable - Class IA	4,607
Accrued expenses	52,794

Total liabilities	8,845,905

NET ASSETS	$871,048,973

Net assets were comprised of:
Paid in capital	$756,789,581
Accumulated undistributed net investment income (loss)	9,092,198
Accumulated undistributed net realized gain (loss) on investments	(17,374,772)
Net unrealized appreciation (depreciation) on investments	122,541,966

Net assets	$871,048,973

Class IA
Net asset value, offering and redemption price per share, $23,272,342 / 4,176,769 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.57

Class IB
Net asset value, offering and redemption price per share, $340,340,056 / 60,893,250 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.59

Class K
Net asset value, offering and redemption price per share, $507,436,575 / 90,959,194 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.58

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,058 foreign withholding tax)	$12,545,603
Interest	17,267

Total income	12,562,870

EXPENSES
Investment management fees	3,215,179
Administrative fees	450,512
Distribution fees - Class IB	415,962
Printing and mailing expenses	45,114
Professional fees	31,231
Distribution fees - Class IA	28,231
Custodian fees	21,383
Trustees’ fees	11,974
Miscellaneous	13,574

Gross expenses	4,233,160
Less: Waiver from investment advisor	(357,664)

Net expenses	3,875,496

NET INVESTMENT INCOME (LOSS)	8,687,374

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	5,256,739
Net change in unrealized appreciation (depreciation) on securities	57,396,073

NET REALIZED AND UNREALIZED GAIN (LOSS)	62,652,812

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,340,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,687,374	$16,668,012
Net realized gain (loss) on investments	5,256,739	39,379,115
Net change in unrealized appreciation (depreciation) on investments	57,396,073	(47,645,511)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,340,186	8,401,616

DIVIDENDS:
Dividends from net investment income
Class IA	—	(460,588)
Class IB	—	(5,866,121)
Class K†	—	(10,298,017)

TOTAL DIVIDENDS	—	(16,624,726)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,009,460 and 19,467,472 shares, respectively ]	5,589,080	94,751,728
Capital shares issued in reinvestment of dividends [ 0 and 93,034 shares, respectively ]	—	460,588
Capital shares repurchased [ (869,638) and (94,145,136) shares, respectively ]	(4,814,598)	(463,112,857	)(z)

Total Class IA transactions	774,482	(367,900,541)

Class IB
Capital shares sold [ 6,645,700 and 9,398,382 shares, respectively ]	36,692,942	48,856,397
Capital shares issued in reinvestment of dividends [ 0 and 1,181,085 shares, respectively ]	—	5,866,121
Capital shares repurchased [ (5,867,086) and (10,657,976) shares, respectively ]	(32,633,973)	(56,443,255)

Total Class IB transactions	4,058,969	(1,720,737)

Class K†
Capital shares sold [ 2,766,527 and 93,915,350 shares, respectively ]	14,955,316	459,380,409	(z)
Capital shares issued in reinvestment of dividends [ 0 and 2,080,097 shares, respectively ]	—	10,298,017
Capital shares repurchased [ (5,340,515) and (2,462,265) shares, respectively ]	(29,797,131)	(12,346,605)

Total Class K transactions	(14,841,815)	457,331,821

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,008,364)	87,710,543

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,331,822	79,487,433
NET ASSETS:
Beginning of period	809,717,151	730,229,718

End of period (a)	$871,048,973	$809,717,151

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,092,198	$404,824

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Boston Advisors Equity Income Portfolio exchanged approximately 86,349,197 Class IA shares for approximately 86,349,197 Class K shares. This exchange amounted to approximately $421,089,129.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$5.13	$5.25	$4.64	$4.26	$6.54	$6.91

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.13 (e)	0.12 (e)	0.12 (e)	0.13 (e)	0.21 (e)
Net realized and unrealized gain (loss) on investments	0.39	(0.14)	0.62	0.38	(2.20)	0.05

Total from investment operations	0.44	(0.01)	0.74	0.50	(2.07)	0.26

Less distributions:
Dividends from net investment income	—	(0.11)	(0.13)	(0.12)	(0.14)	(0.15)
Distributions from net realized gains	—	—	—	—	(0.07)	(0.48)

Total dividends and distributions	—	(0.11)	(0.13)	(0.12)	(0.21)	(0.63)

Net asset value, end of period	$5.57	$5.13	$5.25	$4.64	$4.26	$6.54

Total return (b)	8.58%	(0.07)%	16.00%	11.82%	(32.11)%	3.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,272	$20,706	$413,037	$484,617	$376,369	$123,390
Ratio of expenses to average net assets:
After waivers (a)	1.05%	0.80%	0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	1.05%	0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers and fees paid indirectly (a)	1.13%	0.88%	0.88%	0.90%	0.92%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.87%	2.39%	2.42%	3.01%	2.61%	2.93%
After waivers and fees paid indirectly (a)	1.87%	2.39%	2.42%	3.01%	2.61%	2.93%
Before waivers and fees paid indirectly (a)	1.78%	2.31%	2.34%	2.91%	2.49%	2.84%
Portfolio turnover rate	29%	68%	64%	88%	88%	65%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008		2007
Net asset value, beginning of period	$5.14	$5.27	$4.66	$4.27	$6.56		$6.93

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.11 (e)	0.11 (e)	0.17	(e)	0.19 (e)
Net realized and unrealized gain (loss) on investments	0.40	(0.14)	0.62	0.39	(2.26)		0.05

Total from investment operations	0.45	(0.03)	0.73	0.50	(2.09)		0.24

Less distributions:
Dividends from net investment income	—	(0.10)	(0.12)	(0.11)	(0.13)		(0.13)
Distributions from net realized gains	—	—	—	—	(0.07)		(0.48)

Total dividends and distributions	—	(0.10)	(0.12)	(0.11)	(0.20)		(0.61)

Net asset value, end of period	$5.59	$5.14	$5.27	$4.66	$4.27		$6.56

Total return (b)	8.75%	(0.51)%	15.65%	11.74%	(32.34)%		3.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$340,340	$309,284	$317,193	$277,367	$247,769		$343,385
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%		1.05%
After waivers and fees paid indirectly (a)	1.05%	1.05%	1.05%	1.05%	1.05%		1.05%
Before waivers and fees paid indirectly (a)	1.13%	1.13%	1.13%	1.15%	1.17	%(c)	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.88%	2.09%	2.18%	2.78%	3.07%		2.68%
After waivers and fees paid indirectly (a)	1.88%	2.09%	2.18%	2.78%	3.07%		2.68%
Before waivers and fees paid indirectly (a)	1.80%	2.02%	2.10%	2.68%	2.97%		2.59%
Portfolio turnover rate	29%	68%	64%	88%	88%		65%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$5.13	$4.81

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments	0.39	0.39

Total from investment operations	0.45	0.43

Less distributions:
Dividends from net investment income	—	(0.11)

Net asset value, end of period	$5.58	$5.13

Total return (b)	8.77%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$507,437	$479,728
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.80%	0.80%
Before waivers and fees paid indirectly (a)	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.13%	2.23%
After waivers and fees paid indirectly (a)	2.13%	2.23%
Before waivers and fees paid indirectly (a)	2.04%	2.16%
Portfolio turnover rate	29%	68%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	31.2%
Financials	17.0
Consumer Discretionary	12.6
Health Care	11.7
Consumer Staples	10.8
Industrials	8.1
Telecommunication Services	3.5
Energy	2.3
Materials	1.6
Utilities	1.1
Cash and Other	0.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,104.40	$5.34
Hypothetical (5% average return before expenses)	1,000.00	1,019.78	5.13
Class IB
Actual	1,000.00	1,104.50	5.34
Hypothetical (5% average return before expenses)	1,000.00	1,019.79	5.13

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.02% and 1.02%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (0.5%)
BorgWarner, Inc.*	1,131	$74,182
Gentex Corp.	1,483	30,950
Johnson Controls, Inc.	6,983	193,499
Tenneco, Inc.*	628	16,843
TRW Automotive Holdings Corp.*	1,076	39,554
Visteon Corp.*	519	19,463
WABCO Holdings, Inc.*	697	36,892

		411,383

Automobiles (0.6%)
Ford Motor Co.	38,428	368,524
Harley-Davidson, Inc.	2,419	110,621

		479,145

Distributors (0.1%)
Genuine Parts Co.	1,627	98,027

Diversified Consumer Services (0.1%)
Coinstar, Inc.*	320	21,971
DeVry, Inc.	615	19,047
ITT Educational Services, Inc.*	282	17,132
Sotheby’s, Inc.	712	23,752
Strayer Education, Inc.	125	13,627
Weight Watchers International, Inc.	305	15,726

		111,255

Hotels, Restaurants & Leisure (0.9%)
Brinker International, Inc.	912	29,066
Cheesecake Factory, Inc.*	556	17,770
Chipotle Mexican Grill, Inc.*	320	121,584
Darden Restaurants, Inc.	1,378	69,768
Panera Bread Co., Class A*	296	41,274
Starbucks Corp.	7,687	409,871
Vail Resorts, Inc.	378	18,930
Wendy’s Co.	3,164	14,934

		723,197

Household Durables (0.4%)
D.R. Horton, Inc.	2,865	52,659
Garmin Ltd.	1,198	45,871
Harman International Industries, Inc.	720	28,512
Mohawk Industries, Inc.*	570	39,803
PulteGroup, Inc.*	3,556	38,049
Tempur-Pedic International, Inc.*	689	16,116
Tupperware Brands Corp.	623	34,116
Whirlpool Corp.	790	48,316

		303,442

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	3,488	796,485
Expedia, Inc.	1,028	49,416
Liberty Interactive Corp.*	5,837	103,840
Netflix, Inc.*	544	37,248
priceline.com, Inc.*	506	336,247
TripAdvisor, Inc.*	1,028	45,941

		1,369,177

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	1,246	$42,202
Mattel, Inc.	3,581	116,168
Polaris Industries, Inc.	660	47,177

		205,547

Media (2.8%)
CBS Corp., Class B	6,432	210,841
DIRECTV, Class A*	6,762	330,121
Discovery Communications, Inc., Class A*	1,453	78,462
DISH Network Corp., Class A	2,137	61,012
DreamWorks Animation SKG, Inc., Class A*	717	13,666
Gannett Co., Inc.	2,514	37,031
John Wiley & Sons, Inc., Class A	520	25,475
Lamar Advertising Co., Class A*	607	17,360
Liberty Global, Inc., Class A*	1,475	73,204
Liberty Media Corp. - Liberty Capital*	1,146	100,745
Madison Square Garden Co., Class A*	650	24,336
McGraw-Hill Cos., Inc.	3,109	139,905
Omnicom Group, Inc.	2,905	141,183
Scripps Networks Interactive, Inc., Class A	919	52,254
Time Warner Cable, Inc.	3,327	273,147
Time Warner, Inc.	10,464	402,864
Valassis Communications, Inc.*	495	10,766
Viacom, Inc., Class B	4,958	233,125
Virgin Media, Inc.	3,240	79,024
Washington Post Co., Class B	49	18,317

		2,322,838

Multiline Retail (1.0%)
Big Lots, Inc.*	777	31,694
Dillard’s, Inc., Class A	367	23,371
Dollar Tree, Inc.*	2,476	133,209
Family Dollar Stores, Inc.	1,167	77,582
Kohl’s Corp.	2,460	111,905
Nordstrom, Inc.	1,747	86,808
Target Corp.	6,301	366,655

		831,224

Specialty Retail (3.6%)
Aaron’s, Inc.	725	20,525
Advance Auto Parts, Inc.	768	52,393
American Eagle Outfitters, Inc.	2,017	39,795
ANN, Inc.*	526	13,408
Ascena Retail Group, Inc.*	1,326	24,690
Bed Bath & Beyond, Inc.*	2,580	159,444
Best Buy Co., Inc.	3,154	66,108
CarMax, Inc.*	2,338	60,648
Chico’s FAS, Inc.	1,820	27,009
GameStop Corp., Class A	1,465	26,897
Gap, Inc.	2,836	77,593
Home Depot, Inc.	15,649	829,241
Limited Brands, Inc.	2,698	114,746
Lowe’s Cos., Inc.	13,098	372,507
O’Reilly Automotive, Inc.*	1,406	117,781
PetSmart, Inc.	1,169	79,702
Ross Stores, Inc.	2,418	151,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Sally Beauty Holdings, Inc.*	986	$25,380
Signet Jewelers Ltd.	889	39,125
Staples, Inc.	7,390	96,439
Tiffany & Co.	1,283	67,935
TJX Cos., Inc.	7,968	342,066
Tractor Supply Co.	732	60,800
Ulta Salon Cosmetics & Fragrance, Inc.	509	47,530
Williams-Sonoma, Inc.	962	33,641

		2,946,455

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	887	14,325
Deckers Outdoor Corp.*	392	17,252
Fossil, Inc.*	559	42,786
Hanesbrands, Inc.*	998	27,674
NIKE, Inc., Class B	3,866	339,357
PVH Corp.	635	49,397
Under Armour, Inc., Class A*	406	38,359
Wolverine World Wide, Inc.	505	19,584

		548,734

Total Consumer Discretionary		10,350,424

Consumer Staples (10.8%)
Beverages (3.7%)
Coca-Cola Co.	21,447	1,676,941
Dr. Pepper Snapple Group, Inc.	2,248	98,350
Monster Beverage Corp.*	1,440	102,528
PepsiCo, Inc.	16,128	1,139,604

		3,017,423

Food & Staples Retailing (2.2%)
Casey’s General Stores, Inc.	390	23,006
Costco Wholesale Corp.	4,440	421,800
CVS Caremark Corp.	13,574	634,313
Harris Teeter Supermarkets, Inc.	445	18,241
Safeway, Inc.	3,600	65,340
SUPERVALU, Inc.	2,187	11,329
Sysco Corp.	6,034	179,873
United Natural Foods, Inc.*	500	27,430
Walgreen Co.	8,807	260,511
Whole Foods Market, Inc.	1,626	154,990

		1,796,833

Food Products (1.3%)
Campbell Soup Co.	2,038	68,028
Darling International, Inc.*	1,152	18,997
Flowers Foods, Inc.	1,395	32,406
General Mills, Inc.	6,207	239,218
Green Mountain Coffee Roasters, Inc.*	1,280	27,878
H.J. Heinz Co.	3,284	178,584
Hershey Co.	1,597	115,032
Ingredion, Inc.	770	38,130
J.M. Smucker Co.	1,177	88,887
Kellogg Co.	2,510	123,818
McCormick & Co., Inc. (Non-Voting)	1,230	74,600
Ralcorp Holdings, Inc.*	551	36,774
TreeHouse Foods, Inc.*	366	22,798

		1,065,150

Household Products (3.3%)
Church & Dwight Co., Inc.	1,449	$80,376
Clorox Co.	1,351	97,894
Colgate-Palmolive Co.	4,608	479,693
Kimberly-Clark Corp.	3,999	334,996
Procter & Gamble Co.	28,084	1,720,145

		2,713,104

Personal Products (0.3%)
Avon Products, Inc.	4,489	72,767
Estee Lauder Cos., Inc., Class A	2,420	130,970

		203,737

Total Consumer Staples		8,796,247

Energy (2.3%)
Energy Equipment & Services (0.6%)
Bristow Group, Inc.	359	14,601
Cameron International Corp.*	2,510	107,202
CARBO Ceramics, Inc.	206	15,806
Core Laboratories N.V.	481	55,748
Dril-Quip, Inc.*	370	24,268
Exterran Holdings, Inc.*	700	8,925
FMC Technologies, Inc.*	2,471	96,937
Helix Energy Solutions Group, Inc.*	1,042	17,099
Key Energy Services, Inc.*	1,478	11,233
Lufkin Industries, Inc.	313	17,002
Noble Corp.*	2,486	80,870
SEACOR Holdings, Inc.*	226	20,200
Tidewater, Inc.	533	24,710
Unit Corp.*	492	18,150

		512,751

Oil, Gas & Consumable Fuels (1.7%)
Bill Barrett Corp.*	448	9,596
Chesapeake Energy Corp.	6,791	126,313
Cimarex Energy Co.	868	47,844
Comstock Resources, Inc.*	511	8,391
Denbury Resources, Inc.*	4,119	62,238
Energen Corp.	747	33,712
EOG Resources, Inc.	2,735	246,451
EQT Corp.	1,555	83,395
EXCO Resources, Inc.	1,771	13,442
Pioneer Natural Resources Co.	1,197	105,587
Plains Exploration & Production Co.*	1,432	50,378
QEP Resources, Inc.	1,836	55,025
Range Resources Corp.	1,691	104,622
SM Energy Co.	659	32,363
Southwestern Energy Co.*	3,614	115,395
Spectra Energy Corp.	6,683	194,208
Whiting Petroleum Corp.*	1,205	49,549
World Fuel Services Corp.	735	27,952

		1,366,461

Total Energy		1,879,212

Financials (17.0%)
Capital Markets (2.6%)
Affiliated Managers Group, Inc.*	539	58,994
Bank of New York Mellon Corp.	12,772	280,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

BlackRock, Inc.	1,013	$172,028
Charles Schwab Corp.	10,704	138,403
E*TRADE Financial Corp.*	2,744	22,062
Eaton Vance Corp.	1,263	34,038
Federated Investors, Inc., Class B	1,093	23,882
Franklin Resources, Inc.	1,562	173,366
Goldman Sachs Group, Inc.	4,247	407,117
Greenhill & Co., Inc.	299	10,659
Invesco Ltd.	4,705	106,333
Janus Capital Group, Inc.	1,956	15,296
Jefferies Group, Inc.	1,520	19,745
Legg Mason, Inc.	1,443	38,052
Northern Trust Corp.	2,295	105,616
SEI Investments Co.	1,536	30,551
State Street Corp.	5,192	231,771
Stifel Financial Corp.*	558	17,242
T. Rowe Price Group, Inc.	2,621	165,018
TD Ameritrade Holding Corp.	2,341	39,797
Waddell & Reed Financial, Inc., Class A	909	27,525

		2,117,840

Commercial Banks (5.2%)
Associated Banc-Corp	1,817	23,966
Bank of Hawaii Corp.	493	22,653
BB&T Corp.	7,225	222,891
BOK Financial Corp.	274	15,947
CapitalSource, Inc.	3,294	22,136
CIT Group, Inc.*	2,144	76,412
City National Corp./California	514	24,970
Comerica, Inc.	2,101	64,522
Commerce Bancshares, Inc./Missouri	851	32,253
Cullen/Frost Bankers, Inc.	599	34,437
East West Bancorp, Inc.	1,550	36,363
Fifth Third Bancorp	9,579	128,359
First Horizon National Corp.	2,756	23,839
First Niagara Financial Group, Inc.	3,056	23,378
FirstMerit Corp.	1,144	18,899
Fulton Financial Corp.	2,078	20,759
Hancock Holding Co.	822	25,022
Huntington Bancshares, Inc./Ohio	8,973	57,427
IBERIABANK Corp.	316	15,942
KeyCorp	10,050	77,787
M&T Bank Corp.	1,317	108,745
PNC Financial Services Group, Inc.	5,425	331,522
Popular, Inc.*	1,117	18,553
Prosperity Bancshares, Inc.	491	20,637
Regions Financial Corp.	13,278	89,627
Signature Bank/New York*	443	27,010
SunTrust Banks, Inc.	5,540	134,234
SVB Financial Group*	458	26,894
Synovus Financial Corp.	7,577	15,002
TCF Financial Corp.	1,591	18,265
U.S. Bancorp	19,708	633,809
UMB Financial Corp.	367	18,801
Umpqua Holdings Corp.	1,201	15,805
Valley National Bancorp	1,859	19,705
Webster Financial Corp.	780	16,895
Wells Fargo & Co.	51,372	1,717,880
Westamerica Bancorp	299	14,110

Zions Bancorp	1,919	$37,267

		4,232,723

Consumer Finance (1.5%)
American Express Co.	10,622	618,306
Capital One Financial Corp.	6,039	330,092
Discover Financial Services	5,645	195,204
SLM Corp.	5,425	85,227

		1,228,829

Diversified Financial Services (3.3%)
Bank of America Corp.	110,737	905,829
CME Group, Inc.	667	178,829
IntercontinentalExchange, Inc.*	759	103,209
JPMorgan Chase & Co.	38,781	1,385,645
Moody’s Corp.	1,820	66,521
NASDAQ OMX Group, Inc.	1,427	32,350
NYSE Euronext	2,759	70,575

		2,742,958

Insurance (3.6%)
ACE Ltd.	3,499	259,381
Aflac, Inc.	4,883	207,967
Alleghany Corp.*	155	52,661
Allied World Assurance Co. Holdings AG	389	30,914
American Financial Group, Inc./Ohio	911	35,739
Aon plc	3,377	157,976
Arch Capital Group Ltd.*	1,350	53,581
Arthur J. Gallagher & Co.	1,153	40,436
Aspen Insurance Holdings Ltd.	730	21,097
Assured Guaranty Ltd.	1,739	24,520
Axis Capital Holdings Ltd.	1,345	43,780
Brown & Brown, Inc.	1,208	32,942
Chubb Corp.	2,953	215,037
Cincinnati Financial Corp.	1,568	59,694
CNO Financial Group, Inc.	2,331	18,182
Endurance Specialty Holdings Ltd.	421	16,133
Erie Indemnity Co., Class A	282	20,194
Everest Reinsurance Group Ltd.	469	48,537
Fidelity National Financial, Inc., Class A	2,321	44,702
First American Financial Corp.	1,116	18,927
Genworth Financial, Inc., Class A*	5,169	29,257
Hanover Insurance Group, Inc.	471	18,430
Hartford Financial Services Group, Inc.	4,550	80,216
HCC Insurance Holdings, Inc.	1,137	35,702
Lincoln National Corp.	3,218	70,378
Markel Corp.*	98	43,287
PartnerReinsurance Ltd.	698	52,818
Platinum Underwriters Holdings Ltd.	388	14,783
Principal Financial Group, Inc.	3,005	78,821
ProAssurance Corp.	301	26,816
Progressive Corp.	6,208	129,313
Protective Life Corp.	863	25,381
Prudential Financial, Inc.	4,997	242,005
RenaissanceReinsurance Holdings Ltd.	531	40,361
StanCorp Financial Group, Inc.	466	17,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Torchmark Corp.	1,075	$54,341
Travelers Cos., Inc.	4,043	258,105
Unum Group	3,132	59,915
Validus Holdings Ltd.	725	23,222
W. R. Berkley Corp.	1,259	49,000
White Mountains Insurance Group Ltd.	66	34,435
Willis Group Holdings plc	1,762	64,295
XL Group plc	3,080	64,803

		2,915,401

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	4,109	287,260

Real Estate Management & Development (0.2%)
Brookfield Office Properties, Inc.	2,686	46,790
CBRE Group, Inc., Class A*	3,126	51,141
Forest City Enterprises, Inc., Class A*	1,385	20,221
Howard Hughes Corp.*	259	15,965
Jones Lang LaSalle, Inc.	458	32,229
St. Joe Co.*	923	14,593

		180,939

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	1,748	20,766
Hudson City Bancorp, Inc.	5,109	32,544
New York Community Bancorp, Inc.	4,534	56,811
People’s United Financial, Inc.	3,929	45,616
Washington Federal, Inc.	1,168	19,728

		175,465

Total Financials		13,881,415

Health Care (11.7%)
Biotechnology (2.5%)
Alexion Pharmaceuticals, Inc.*	1,804	179,137
Alkermes plc*	967	16,410
Amgen, Inc.	9,112	665,541
Amylin Pharmaceuticals, Inc.*	1,286	36,304
Biogen Idec, Inc.*	2,461	355,319
Cepheid, Inc.*	653	29,222
Cubist Pharmaceuticals, Inc.*	626	23,732
Dendreon Corp.*	1,511	11,181
Gilead Sciences, Inc.*	7,680	393,830
Human Genome Sciences, Inc.*	1,981	26,011
Incyte Corp.*	1,096	24,879
InterMune, Inc.*	640	7,648
Myriad Genetics, Inc.*	881	20,941
Onyx Pharmaceuticals, Inc.*	657	43,658
Regeneron Pharmaceuticals, Inc.*	712	81,325
United Therapeutics Corp.*	517	25,529
Vertex Pharmaceuticals, Inc.*	2,220	124,142

		2,064,809

Health Care Equipment & Supplies (2.2%)
Alere, Inc.*	878	17,068
Becton, Dickinson and Co.	2,094	156,526
CareFusion Corp.*	2,263	58,114
Cooper Cos., Inc.	492	39,242
DENTSPLY International, Inc.	1,459	55,165
Edwards Lifesciences Corp.*	1,169	120,758

Gen-Probe, Inc.*	501	$41,182
Haemonetics Corp.*	266	19,713
Hologic, Inc.*	2,695	48,618
IDEXX Laboratories, Inc.*	585	56,236
Intuitive Surgical, Inc.*	400	221,516
Masimo Corp.*	575	12,868
Medtronic, Inc.	10,953	424,210
NuVasive, Inc.*	413	10,474
ResMed, Inc.*	1,580	49,296
Sirona Dental Systems, Inc.*	568	25,566
St. Jude Medical, Inc.	3,372	134,577
Stryker Corp.	3,074	169,377
Teleflex, Inc.	422	25,704
Thoratec Corp.*	617	20,719
Varian Medical Systems, Inc.*	1,211	73,592

		1,780,521

Health Care Providers & Services (2.2%)
AMERIGROUP Corp.*	515	33,944
AmerisourceBergen Corp.	2,773	109,118
Brookdale Senior Living, Inc.*	1,034	18,343
Cardinal Health, Inc.	3,600	151,200
Catalyst Health Solutions, Inc.*	432	40,366
Centene Corp.*	511	15,412
Cigna Corp.	2,771	121,924
Coventry Health Care, Inc.	1,528	48,575
DaVita, Inc.*	960	94,282
Express Scripts Holding Co.*	8,251	460,653
Health Management Associates, Inc., Class A*	2,624	20,598
Henry Schein, Inc.*	955	74,958
HMS Holdings Corp.*	872	29,046
Laboratory Corp. of America Holdings*	1,031	95,481
LifePoint Hospitals, Inc.*	532	21,801
Lincare Holdings, Inc.	961	32,693
Magellan Health Services, Inc.*	318	14,415
McKesson Corp.	2,517	235,969
MEDNAX, Inc.*	498	34,133
Owens & Minor, Inc.	662	20,277
Patterson Cos., Inc.	1,010	34,815
PSS World Medical, Inc.*	544	11,419
Quest Diagnostics, Inc.	1,605	96,139
VCA Antech, Inc.*	886	19,474
WellCare Health Plans, Inc.*	433	22,949

		1,857,984

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	1,923	21,019
Cerner Corp.*	1,476	122,006

		143,025

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	3,510	137,733
Bio-Rad Laboratories, Inc., Class A*	202	20,202
Illumina, Inc.*	1,267	51,174
Life Technologies Corp.*	1,855	83,457
Mettler-Toledo International, Inc.*	325	50,651
Techne Corp.	370	27,454
Thermo Fisher Scientific, Inc.	3,921	203,539

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Waters Corp.*	937	$74,463

		648,673

Pharmaceuticals (3.8%)
Allergan, Inc.	3,164	292,891
Bristol-Myers Squibb Co.	17,670	635,236
Endo Health Solutions, Inc.*	1,189	36,835
Hospira, Inc.*	1,735	60,690
Johnson & Johnson	28,335	1,914,313
Medicis Pharmaceutical Corp., Class A	650	22,198
Perrigo Co.	847	99,887
Salix Pharmaceuticals Ltd.*	595	32,392

		3,094,442

Total Health Care		9,589,454

Industrials (8.1%)
Aerospace & Defense (0.2%)
BE Aerospace, Inc.*	972	42,438
Hexcel Corp.*	989	25,506
Rockwell Collins, Inc.	1,587	78,318
Spirit AeroSystems Holdings, Inc., Class A*	1,173	27,953

		174,215

Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	1,706	99,852
Expeditors International of Washington, Inc.	2,194	85,018
FedEx Corp.	3,035	278,036
United Parcel Service, Inc., Class B	7,382	581,406

		1,044,312

Airlines (0.3%)
Alaska Air Group, Inc.*	742	26,638
Delta Air Lines, Inc.*	8,412	92,111
JetBlue Airways Corp.*	2,605	13,807
Southwest Airlines Co.	8,206	75,659
U.S. Airways Group, Inc.*	1,635	21,795

		230,010

Building Products (0.2%)
A.O. Smith Corp.	403	19,703
Lennox International, Inc.	512	23,874
Masco Corp.	3,725	51,666
Owens Corning, Inc.*	1,200	34,248

		129,491

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,078	29,472
Covanta Holding Corp.	1,238	21,232
Herman Miller, Inc.	605	11,204
Iron Mountain, Inc.	1,908	62,888
Pitney Bowes, Inc.	1,925	28,817
R.R. Donnelley & Sons Co.	1,992	23,446
United Stationers, Inc.	463	12,478

		189,537

Construction & Engineering (0.1%)
AECOM Technology Corp.*	1,056	17,371
EMCOR Group, Inc.	695	19,335

Quanta Services, Inc.*	2,162	$52,039

		88,745

Electrical Equipment (1.1%)
Acuity Brands, Inc.	447	22,757
AMETEK, Inc.	1,665	83,100
Belden, Inc.	491	16,375
Brady Corp., Class A	511	14,058
Cooper Industries plc	1,709	116,520
Emerson Electric Co.	7,666	357,082
General Cable Corp.*	541	14,033
GrafTech International Ltd.*	1,326	12,796
Hubbell, Inc., Class B	544	42,399
Regal-Beloit Corp.	402	25,028
Rockwell Automation, Inc.	1,483	97,967
Roper Industries, Inc.	977	96,313

		898,428

Industrial Conglomerates (1.1%)
3M Co.	6,711	601,306
Carlisle Cos., Inc.	618	32,766
Danaher Corp.	5,858	305,085

		939,157

Machinery (2.4%)
Actuant Corp., Class A	721	19,582
AGCO Corp.*	993	45,410
CLARCOR, Inc.	521	25,092
Cummins, Inc.	1,765	171,046
Deere & Co.	4,150	335,611
Donaldson Co., Inc.	1,454	48,520
Dover Corp.	1,908	102,288
Eaton Corp.	3,441	136,367
Gardner Denver, Inc.	534	28,254
Graco, Inc.	632	29,123
Harsco Corp.	824	16,793
IDEX Corp.	862	33,601
Illinois Tool Works, Inc.	4,361	230,653
Lincoln Electric Holdings, Inc.	875	38,316
Middleby Corp.*	196	19,524
Nordson Corp.	647	33,185
PACCAR, Inc.	3,817	149,588
Pall Corp.	1,178	64,566
Parker Hannifin Corp.	1,576	121,163
Pentair, Inc.	1,012	38,739
Robbins & Myers, Inc.	387	16,184
Snap-on, Inc.	588	36,603
SPX Corp.	521	34,032
Stanley Black & Decker, Inc.	1,725	111,021
Terex Corp.*	1,140	20,326
Toro Co.	318	23,306
Valmont Industries, Inc.	235	28,428
Woodward, Inc.	603	23,782

		1,981,103

Marine (0.1%)
Alexander & Baldwin, Inc.	422	22,471
Kirby Corp.*	571	26,883

		49,354

Professional Services (0.3%)
Dun & Bradstreet Corp.	509	36,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

FTI Consulting, Inc.*	432	$12,420
IHS, Inc., Class A*	477	51,387
Manpower, Inc.	830	30,419
Robert Half International, Inc.	1,501	42,884
Towers Watson & Co., Class A	559	33,484
Verisk Analytics, Inc., Class A*	1,305	64,284

		271,104

Road & Rail (0.4%)
Avis Budget Group, Inc.*	1,090	16,568
Con-way, Inc.	568	20,511
Genesee & Wyoming, Inc., Class A*	416	21,981
Hertz Global Holdings, Inc.*	2,474	31,667
J.B. Hunt Transport Services, Inc.	1,046	62,342
Kansas City Southern	1,139	79,229
Landstar System, Inc.	493	25,498
Old Dominion Freight Line, Inc.*	566	24,502
Ryder System, Inc.	525	18,905

		301,203

Trading Companies & Distributors (0.4%)
Fastenal Co.	3,007	121,212
MSC Industrial Direct Co., Inc., Class A	490	32,120
W.W. Grainger, Inc.	607	116,083
Watsco, Inc.	258	19,040
WESCO International, Inc.*	445	25,610

		314,065

Total Industrials		6,610,724

Information Technology (31.2%)
Communications Equipment (3.1%)
Acme Packet, Inc.*	544	10,146
ADTRAN, Inc.	665	20,076
Arris Group, Inc.*	1,242	17,276
Aruba Networks, Inc.*	901	13,560
Ciena Corp.*	945	15,470
Cisco Systems, Inc.	56,388	968,182
F5 Networks, Inc.*	822	81,838
Harris Corp.	1,321	55,284
InterDigital, Inc.	460	13,575
JDS Uniphase Corp.*	2,260	24,860
Juniper Networks, Inc.*	5,414	88,302
Motorola Solutions, Inc.	2,882	138,653
Plantronics, Inc.	493	16,466
Polycom, Inc.*	1,860	19,567
QUALCOMM, Inc.	17,734	987,429
Riverbed Technology, Inc.*	1,588	25,646
Tellabs, Inc.	3,463	11,532
ViaSat, Inc.*	436	16,468

		2,524,330

Computers & Peripherals (8.8%)
Apple, Inc.*	9,536	5,569,024
Dell, Inc.*	16,237	203,287
Diebold, Inc.	662	24,434
EMC Corp.*	21,173	542,664
Hewlett-Packard Co.	20,550	413,261
Lexmark International, Inc., Class A	811	21,556

NCR Corp.*	1,584	$36,004
NetApp, Inc.*	3,780	120,280
QLogic Corp.*	1,076	14,731
SanDisk Corp.*	2,454	89,522
Seagate Technology plc	4,345	107,452
Western Digital Corp.*	2,392	72,908

		7,215,123

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	1,742	95,671
Anixter International, Inc.	311	16,499
Arrow Electronics, Inc.*	1,185	38,880
Avnet, Inc.*	1,584	48,882
Corning, Inc.	15,835	204,746
Dolby Laboratories, Inc., Class A*	549	22,674
Flextronics International Ltd.*	7,595	47,089
FLIR Systems, Inc.	1,664	32,448
Ingram Micro, Inc., Class A*	1,617	28,249
Itron, Inc.*	417	17,197
Jabil Circuit, Inc.	2,072	42,124
Molex, Inc.	672	16,088
National Instruments Corp.	955	25,651
TE Connectivity Ltd.	4,432	141,425
Tech Data Corp.*	482	23,218
Trimble Navigation Ltd.*	1,254	57,696
Vishay Intertechnology, Inc.*	1,490	14,051

		872,588

Internet Software & Services (3.0%)
Akamai Technologies, Inc.*	1,932	61,341
AOL, Inc.*	1,114	31,281
eBay, Inc.*	11,418	479,670
Equinix, Inc.*	486	85,366
Google, Inc., Class A*	2,687	1,558,648
Monster Worldwide, Inc.*	1,355	11,518
Rackspace Hosting, Inc.*	1,107	48,642
VistaPrint N.V.*	405	13,082
WebMD Health Corp.*	614	12,593
Yahoo!, Inc.*	12,256	194,012

		2,496,153

IT Services (6.0%)
Alliance Data Systems Corp.*	521	70,335
Amdocs Ltd.*	1,981	58,875
Automatic Data Processing, Inc.	5,080	282,753
Broadridge Financial Solutions, Inc.	1,269	26,992
Cognizant Technology Solutions Corp., Class A*	3,146	188,760
Computer Sciences Corp.	1,632	40,506
Convergys Corp.	1,072	15,833
CoreLogic, Inc.*	1,199	21,954
DST Systems, Inc.	381	20,692
Fidelity National Information Services, Inc.	2,742	93,447
Fiserv, Inc.*	1,457	105,225
Gartner, Inc.*	916	39,434
Genpact Ltd.*	1,090	18,127
Global Payments, Inc.	839	36,270
International Business Machines Corp.	11,445	2,238,413
Jack Henry & Associates, Inc.	892	30,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Lender Processing Services, Inc.	876	$22,145
Mastercard, Inc., Class A	1,086	467,100
NeuStar, Inc., Class A*	749	25,017
Paychex, Inc.	3,341	104,941
Teradata Corp.*	1,727	124,361
Total System Services, Inc.	2,013	48,171
VeriFone Systems, Inc.*	982	32,494
Visa, Inc., Class A	5,407	668,467
Western Union Co.	6,531	109,982
Wright Express Corp.*	404	24,935

		4,916,021

Office Electronics (0.2%)
Xerox Corp.	14,419	113,477
Zebra Technologies Corp., Class A*	555	19,070

		132,547

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	5,988	34,311
Altera Corp.	3,321	112,383
Analog Devices, Inc.	3,073	115,760
Applied Materials, Inc.	13,674	156,704
Atmel Corp.*	4,488	30,070
Cavium, Inc.*	503	14,084
Cypress Semiconductor Corp.*	1,810	23,928
Fairchild Semiconductor International, Inc.*	1,329	18,739
First Solar, Inc.*	589	8,870
Hittite Microwave Corp.*	293	14,978
Intel Corp.	52,345	1,394,994
Intersil Corp., Class A	1,297	13,813
KLA-Tencor Corp.	1,732	85,301
Lam Research Corp.*	2,104	79,405
Linear Technology Corp.	2,187	68,519
LSI Corp.*	6,029	38,405
Marvell Technology Group Ltd.	5,259	59,322
Microchip Technology, Inc.	1,963	64,936
Micron Technology, Inc.*	9,019	56,910
NVIDIA Corp.*	6,187	85,504
OmniVision Technologies, Inc.*	616	8,230
ON Semiconductor Corp.*	4,558	32,362
PMC-Sierra, Inc.*	2,428	14,908
Semtech Corp.*	685	16,659
Silicon Laboratories, Inc.*	459	17,396
Skyworks Solutions, Inc.*	1,917	52,468
Teradyne, Inc.*	1,912	26,883
Texas Instruments, Inc.	11,661	334,554
TriQuint Semiconductor, Inc.*	1,735	9,542
Xilinx, Inc.	2,730	91,646

		3,081,584

Software (5.2%)
Adobe Systems, Inc.*	5,075	164,278
ANSYS, Inc.*	941	59,386
Ariba, Inc.*	996	44,581
Autodesk, Inc.*	2,380	83,276
BMC Software, Inc.*	1,790	76,397
CA, Inc.	3,788	102,617
Cadence Design Systems, Inc.*	2,793	30,695
Check Point Software Technologies Ltd.*	1,733	85,939

Citrix Systems, Inc.*	1,904	$159,822
Compuware Corp.*	2,267	21,060
Concur Technologies, Inc.*	492	33,505
Electronic Arts, Inc.*	3,439	42,472
FactSet Research Systems, Inc.	436	40,522
Fortinet, Inc.*	1,226	28,468
Informatica Corp.*	1,048	44,393
Intuit, Inc.	2,868	170,216
MICROS Systems, Inc.*	833	42,650
Microsoft Corp.	77,267	2,363,598
Nuance Communications, Inc.*	2,349	55,953
Parametric Technology Corp.*	1,226	25,697
Progress Software Corp.*	693	14,463
Red Hat, Inc.*	1,960	110,701
Rovi Corp.*	1,093	21,445
Salesforce.com, Inc.*	1,200	165,912
Solera Holdings, Inc.	724	30,256
Symantec Corp.*	7,727	112,891
Synopsys, Inc.*	1,505	44,292
TIBCO Software, Inc.*	1,639	49,039
VMware, Inc., Class A*	838	76,291

		4,300,815

Total Information Technology		25,539,161

Materials (1.6%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	2,049	165,416
Airgas, Inc.	668	56,119
Cabot Corp.	599	24,379
Ecolab, Inc.	2,850	195,311
International Flavors & Fragrances, Inc.	825	45,210
Praxair, Inc.	3,107	337,824
Sensient Technologies Corp.	521	19,136
Sigma-Aldrich Corp.	1,079	79,770

		923,165

Construction Materials (0.0%)
Eagle Materials, Inc.	475	17,736

Containers & Packaging (0.3%)
AptarGroup, Inc.	639	32,621
Ball Corp.	1,698	69,703
Bemis Co., Inc.	1,069	33,502
Owens-Illinois, Inc.*	1,662	31,860
Sealed Air Corp.	1,998	30,849
Sonoco Products Co.	1,037	31,266

		229,801

Metals & Mining (0.1%)
Compass Minerals International, Inc.	338	25,783
Reliance Steel & Aluminum Co.	756	38,178

		63,961

Paper & Forest Products (0.1%)
Domtar Corp.	419	32,141
MeadWestvaco Corp.	1,774	51,003
Resolute Forest Products*	770	8,917

		92,061

Total Materials		1,326,724

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.2%)
AboveNet, Inc.*	242	$20,328
AT&T, Inc.	60,872	2,170,695
CenturyLink, Inc.	6,300	248,787
Frontier Communications Corp.	10,337	39,591
Level 3 Communications, Inc.*	1,731	38,342
tw telecom, Inc.*	1,544	39,619
Windstream Corp.	5,281	51,014

		2,608,376

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	2,503	146,826
MetroPCS Communications, Inc.*	3,303	19,983
NII Holdings, Inc.*	1,804	18,455
SBA Communications Corp., Class A*	1,144	65,265
Telephone & Data Systems, Inc.	563	11,987

		262,516

Total Telecommunication Services		2,870,892

Utilities (1.1%)
Electric Utilities (0.2%)
Cleco Corp.	630	26,353
Hawaiian Electric Industries, Inc.	994	28,349
IDACORP, Inc.	517	21,755
ITC Holdings Corp.	533	36,729
OGE Energy Corp.	999	51,738
Portland General Electric Co.	776	20,688

		185,612

Gas Utilities (0.4%)
AGL Resources, Inc.	1,198	$46,422
Atmos Energy Corp.	931	32,650
New Jersey Resources Corp.	430	18,752
ONEOK, Inc.	1,990	84,197
Piedmont Natural Gas Co., Inc.	745	23,982
Questar Corp.	1,823	38,028
South Jersey Industries, Inc.	309	15,750
Southwest Gas Corp.	476	20,777
WGL Holdings, Inc.	533	21,187

		301,745

Multi-Utilities (0.5%)
CMS Energy Corp.	2,616	61,476
Consolidated Edison, Inc.	3,021	187,876
Integrys Energy Group, Inc.	809	46,008
MDU Resources Group, Inc.	1,781	38,487
NiSource, Inc.	2,908	71,973

		405,820

Water Utilities (0.0%)
Aqua America, Inc.	1,433	35,768

Total Utilities		928,945

Total Investments (99.9%) (Cost $74,233,066)		81,773,198
Other Assets Less Liabilities (0.1%)		120,791

Net Assets (100%)		$81,893,989

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$10,350,424	$—	$—	$10,350,424
Consumer Staples	8,796,247	—	—	8,796,247
Energy	1,879,212	—	—	1,879,212
Financials	13,881,415	—	—	13,881,415
Health Care	9,589,454	—	—	9,589,454
Industrials	6,610,724	—	—	6,610,724
Information Technology	25,539,161	—	—	25,539,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Materials	$1,326,724	$—	$—	$1,326,724
Telecommunication Services	2,870,892	—	—	2,870,892
Utilities	928,945	—	—	928,945

Total Assets	$81,773,198	$—	$—	$81,773,198

Total Liabilities	$—	$—	$—	$—

Total	$81,773,198	$—	$—	$81,773,198

(a) A Security with a market value of $20,076 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,070,800
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,285,149

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,857,515
Aggregate gross unrealized depreciation	(4,411,823)

Net unrealized appreciation	$7,445,692

Federal income tax cost of investments	$74,327,506

The Portfolio has a net capital loss carryforward of $4,455,470, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $74,233,066)	$81,773,198
Cash	156,711
Foreign cash (Cost $6,676)	6,037
Dividends, interest and other receivables	64,908
Receivable from Separate Accounts for Trust shares sold	14,401
Receivable for securities sold	199
Other assets	625

Total assets	82,016,079

LIABILITIES
Investment management fees payable	32,695
Payable to Separate Accounts for Trust shares redeemed	31,206
Distribution fees payable - Class IB	15,722
Administrative fees payable	9,087
Distribution fees payable - Class IA	625
Trustees’ fees payable	56
Accrued expenses	32,699

Total liabilities	122,090

NET ASSETS	$81,893,989

Net assets were comprised of:
Paid in capital	$78,492,240
Accumulated undistributed net investment income (loss)	295,375
Accumulated undistributed net realized gain (loss) on investments	(4,433,119)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	7,539,493

Net assets	$81,893,989

Class IA
Net asset value, offering and redemption price per share, $3,110,162 / 386,770 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.04

Class IB
Net asset value, offering and redemption price per share, $78,783,827 / 9,931,097 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $140 foreign withholding tax)	$709,469
Interest	122

Total income	709,591

EXPENSES
Investment management fees	202,804
Distribution fees - Class IB	97,504
Administrative fees	56,131
Professional fees	23,216
Custodian fees	20,874
Printing and mailing expenses	4,265
Recoupment fees	4,026
Distribution fees - Class IA	3,898
Trustees’ fees	1,132
Miscellaneous	523

Total expenses	414,373

NET INVESTMENT INCOME (LOSS)	295,218

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	190,918
Change in unrealized appreciation (depreciation) on:
Securities	7,313,791
Foreign currency translations	(2)

Net change in unrealized appreciation (depreciation)	7,313,789

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,504,707

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,799,925

See Notes to Financial Statements.

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EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$295,218	$282,893
Net realized gain (loss) on investments and foreign currency transactions	190,918	14,111,302
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	7,313,789	(14,395,985)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,799,925	(1,790)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(17,903)
Class IB	—	(272,567)

TOTAL DIVIDENDS	—	(290,470)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 35,646 and 28,855 shares, respectively ]	281,650	213,525
Capital shares issued in reinvestment of dividends [ 0 and 2,541 shares, respectively ]	—	17,903
Capital shares repurchased [ (42,937) and (74,171) shares, respectively ]	(343,279)	(553,214)

Total Class IA transactions	(61,629)	(321,786)

Class IB
Capital shares sold [ 706,388 and 1,448,308 shares, respectively ]	5,579,350	10,800,631
Capital shares issued in reinvestment of dividends [ 0 and 39,213 shares, respectively ]	—	272,567
Capital shares repurchased [ (775,782) and (1,933,089) shares, respectively ]	(6,127,703)	(14,079,902)

Total Class IB transactions	(548,353)	(3,006,704)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(609,982)	(3,328,490)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,189,943	(3,620,750)
NET ASSETS:
Beginning of period	74,704,046	78,324,796

End of period (a)	$81,893,989	$74,704,046

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$295,375	$157

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010		2009		2008	2007
Net asset value, beginning of period	$7.28	$7.29	$6.47		$4.95		$9.20	$8.62

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.04 (e)	0.01	(e)	0.03	(e)	0.04 (e)	0.04	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.73	— #	0.81		1.52		(4.16)	1.02

Total from investment operations	0.76	0.04	0.82		1.55		(4.12)	1.06

Less distributions:
Dividends from net investment income	—	(0.05)	—	#	(0.03)		(0.03)	(0.05)
Distributions from net realized gains	—	—	—		—		(0.10)	(0.43)

Total dividends and distributions	—	(0.05)	—	#	(0.03)		(0.13)	(0.48)

Net asset value, end of period	$8.04	$7.28	$7.29		$6.47		$4.95	$9.20

Total return (b)	10.44%	0.51%	12.73%		31.33%		(45.10)%	12.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,110	$2,869	$3,185		$3,444		$2,956	$6,475
Ratio of expenses to average net assets:
After waivers (a)	1.02%	0.82%	0.85%		0.89%		0.81%	0.80%
Before waivers (a)	1.02%	0.82%	0.85%		0.92%		0.89%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.73%	0.59%	0.17%		0.52%		0.56%	0.48%
Before waivers (a)	0.73%	0.59%	0.17%		0.50%		0.48%	0.41%
Portfolio turnover rate	1%	134%	56%		62%		79%	57%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010		2009		2008	2007
Net asset value, beginning of period	$7.18	$7.19	$6.40		$4.90		$9.10	$8.53

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.03 (e)	—	#(e)	0.01	(e)	0.02 (e)	0.02	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.72	(0.01)	0.79		1.50		(4.10)	1.00

Total from investment operations	0.75	0.02	0.79		1.51		(4.08)	1.02

Less distributions:
Dividends from net investment income	—	(0.03)	—	#	(0.01)		(0.02)	(0.02)
Distributions from net realized gains	—	—	—		—		(0.10)	(0.43)

Total dividends and distributions	—	(0.03)	—	#	(0.01)		(0.12)	(0.45)

Net asset value, end of period	$7.93	$7.18	$7.19		$6.40		$4.90	$9.10

Total return (b)	10.45%	0.25%	12.40%		30.90%		(45.18)%	12.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$78,784	$71,835	$75,140		$70,302		$53,313	$94,220
Ratio of expenses to average net assets:
After waivers (a)	1.02%	1.07%	1.10%		1.14%		1.06%	1.05%
Before waivers (a)	1.02%	1.07%	1.10%		1.17	%(c)	1.14%	1.13	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.73%	0.35%	(0.07)%		0.26%		0.32%	0.23%
Before waivers (a)	0.73%	0.35%	(0.07)%		0.24%		0.24%	0.16%
Portfolio turnover rate	1%	134%	56%		62%		79%	57%

See Notes to Financial Statements.

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EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	20.1%
Energy	16.0
Health Care	15.7
Financials	15.6
Consumer Discretionary	15.4
Industrials	9.4
Materials	4.7
Consumer Staples	1.9
Utilities	0.5
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,065.40	$4.98
Hypothetical (5% average return before expenses)	1,000.00	1,020.04	4.87
Class IB
Actual	1,000.00	1,065.30	4.98
Hypothetical (5% average return before expenses)	1,000.00	1,020.04	4.87

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.97% and 0.97%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.4%)
Hotels, Restaurants & Leisure (2.2%)
Carnival Corp.	539,400	$18,485,238
Darden Restaurants, Inc.	130,500	6,607,215

		25,092,453

Household Durables (0.5%)
NVR, Inc.*	7,100	6,035,000

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	39,900	9,111,165

Media (6.9%)
CBS Corp., Class B	93,000	3,048,540
Comcast Corp., Class A	659,400	21,081,018
DreamWorks Animation SKG, Inc., Class A*	360,700	6,874,942
Gannett Co., Inc.	824,300	12,141,939
Scripps Networks Interactive, Inc., Class A	236,300	13,436,018
Time Warner Cable, Inc.	206,430	16,947,903
Viacom, Inc., Class B	128,300	6,032,666

		79,563,026

Specialty Retail (2.1%)
Home Depot, Inc.	241,300	12,786,487
Signet Jewelers Ltd.	161,700	7,116,417
Tiffany & Co.	82,100	4,347,195

		24,250,099

Textiles, Apparel & Luxury Goods (2.9%)
Coach, Inc.	144,400	8,444,512
Lululemon Athletica, Inc.*	95,100	5,670,813
Michael Kors Holdings Ltd.*	135,900	5,686,056
NIKE, Inc., Class B	164,300	14,422,254

		34,223,635

Total Consumer Discretionary		178,275,378

Consumer Staples (1.9%)
Tobacco (1.9%)
Lorillard, Inc.	89,400	11,796,330
Philip Morris International, Inc.	120,172	10,486,209

Total Consumer Staples		22,282,539

Energy (16.0%)
Energy Equipment & Services (5.6%)
Dril-Quip, Inc.*	260,200	17,066,518
Ensco plc, Class A	223,600	10,502,492
Halliburton Co.	610,300	17,326,417
Schlumberger Ltd.	226,300	14,689,133
Weatherford International Ltd.*	443,600	5,602,668

		65,187,228

Oil, Gas & Consumable Fuels (10.4%)
Cenovus Energy, Inc.	536,700	17,067,060
Chevron Corp.	379,212	40,006,866
Cobalt International Energy, Inc.*	281,100	6,605,850
Encana Corp.	486,700	10,137,961
Noble Energy, Inc.	200,300	16,989,446
Royal Dutch Shell plc (ADR), Class A	434,800	$29,318,564

		120,125,747

Total Energy		185,312,975

Financials (15.6%)
Capital Markets (1.9%)
BlackRock, Inc.	46,100	7,828,702
Goldman Sachs Group, Inc.	146,200	14,014,732

		21,843,434

Commercial Banks (1.6%)
BB&T Corp.	408,500	12,602,225
Wells Fargo & Co.	188,800	6,313,472

		18,915,697

Diversified Financial Services (1.1%)
JPMorgan Chase & Co.	174,536	6,236,171
NYSE Euronext	254,100	6,499,878

		12,736,049

Insurance (4.1%)
ACE Ltd.	96,700	7,168,371
Aflac, Inc.	158,500	6,750,515
Allstate Corp.	436,400	15,313,276
Aon plc	269,100	12,588,498
Progressive Corp.	294,500	6,134,435

		47,955,095

Real Estate Investment Trusts (REITs) (6.9%)
American Tower Corp. (REIT)	821,200	57,410,092
Ventas, Inc. (REIT)	234,800	14,820,576
Weyerhaeuser Co. (REIT)	321,900	7,197,684

		79,428,352

Total Financials		180,878,627

Health Care (15.7%)
Biotechnology (4.9%)
Gilead Sciences, Inc.*	810,500	41,562,440
Seattle Genetics, Inc.*	606,000	15,386,340

		56,948,780

Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.*	1,462,900	8,294,643

Health Care Providers & Services (2.3%)
AMERIGROUP Corp.*	193,800	12,773,358
Centene Corp.*	155,700	4,695,912
Express Scripts Holding Co.*	163,600	9,133,788

		26,603,058

Health Care Technology (1.8%)
Cerner Corp.*	252,000	20,830,320

Life Sciences Tools & Services (0.4%)
Mettler-Toledo International, Inc.*	32,700	5,096,295

Pharmaceuticals (5.6%)
Allergan, Inc.	280,712	25,985,510
Bristol-Myers Squibb Co.	553,300	19,891,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Shire plc (ADR)	219,600	$18,971,244

		64,847,889

Total Health Care		182,620,985

Industrials (9.4%)
Commercial Services & Supplies (1.5%)
Iron Mountain, Inc.	345,700	11,394,272
Republic Services, Inc.	216,700	5,733,882

		17,128,154

Construction & Engineering (0.5%)
Jacobs Engineering Group, Inc.*	134,700	5,099,742

Electrical Equipment (0.9%)
Polypore International, Inc.*	264,500	10,683,155

Industrial Conglomerates (1.7%)
Danaher Corp.	271,800	14,155,344
General Electric Co.	288,728	6,017,091

		20,172,435

Machinery (2.9%)
Caterpillar, Inc.	146,500	12,439,315
Eaton Corp.	327,000	12,959,010
Stanley Black & Decker, Inc.	122,700	7,896,972

		33,295,297

Professional Services (0.6%)
Nielsen Holdings N.V.*	278,500	7,302,270

Road & Rail (1.3%)
Norfolk Southern Corp.	204,900	14,705,673

Total Industrials		108,386,726

Information Technology (20.1%)
Communications Equipment (1.4%)
Juniper Networks, Inc.*	339,800	5,542,138
QUALCOMM, Inc.	194,700	10,840,896

		16,383,034

Computers & Peripherals (6.4%)
Apple, Inc.*	110,400	64,473,600
Hewlett-Packard Co.	451,800	9,085,698

		73,559,298

Electronic Equipment, Instruments & Components (1.8%)
Flextronics International Ltd.*	1,681,900	10,427,780
Jabil Circuit, Inc.	492,300	10,008,459

		20,436,239

Internet Software & Services (3.2%)
Equinix, Inc.*	97,500	17,125,875
Facebook, Inc., Class A*	323,600	10,070,432
Google, Inc., Class A*	17,580	10,197,631

		37,393,938

IT Services (3.0%)
Accenture plc, Class A	163,800	$9,842,742
Jack Henry & Associates, Inc.	190,300	6,569,156
Vantiv, Inc., Class A*	292,000	6,800,680
Visa, Inc., Class A	95,100	11,757,213

		34,969,791

Semiconductors & Semiconductor Equipment (2.4%)
Broadcom Corp., Class A*	376,800	12,735,840
First Solar, Inc.*	79,700	1,200,282
Freescale Semiconductor Ltd.*	504,900	5,175,225
ON Semiconductor Corp.*	1,242,900	8,824,590

		27,935,937

Software (1.9%)
Oracle Corp.	753,300	22,373,010

Total Information Technology		233,051,247

Materials (4.7%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	112,700	9,098,271
LyondellBasell Industries N.V., Class A	173,800	6,998,926
Monsanto Co.	121,200	10,032,936

		26,130,133

Metals & Mining (2.5%)
Allegheny Technologies, Inc.	269,200	8,584,788
Barrick Gold Corp.	165,300	6,210,321
Cliffs Natural Resources, Inc.	110,400	5,441,616
Freeport-McMoRan Copper & Gold, Inc.	81,000	2,759,670
Nucor Corp.	150,200	5,692,580

		28,688,975

Total Materials		54,819,108

Utilities (0.5%)
Multi-Utilities (0.5%)
PG&E Corp.	132,900	6,016,383

Total Utilities		6,016,383

Total Investments (99.3%) (Cost $919,997,548)		1,151,643,968
Other Assets Less Liabilities (0.7%)		8,558,123

Net Assets (100%)		$1,160,202,091

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$178,275,378	$—	$—	$178,275,378
Consumer Staples	22,282,539	—	—	22,282,539
Energy	185,312,975	—	—	185,312,975
Financials	180,878,627	—	—	180,878,627
Health Care	182,620,985	—	—	182,620,985
Industrials	108,386,726	—	—	108,386,726
Information Technology	233,051,247	—	—	233,051,247
Materials	54,819,108	—	—	54,819,108
Utilities	6,016,383	—	—	6,016,383

Total Assets	$1,151,643,968	$—	$—	$1,151,643,968

Total Liabilities	$—	$—	$—	$—

Total	$1,151,643,968	$—	$—	$1,151,643,968

The Portfolio held no derivatives contracts for the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$212,754,168
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$257,195,567

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$289,924,994
Aggregate gross unrealized depreciation	(58,118,974)

Net unrealized appreciation	$231,806,020

Federal income tax cost of investments	$919,837,948

The Portfolio has a net capital loss carryforward of $309,523,048 of which $78,319,761 expires in the year 2016 and $231,203,287 expires in the year 2017.

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $919,997,548)	$1,151,643,968
Cash	8,658,551
Dividends, interest and other receivables	1,321,433
Receivable from Separate Accounts for Trust shares sold	273,539
Other assets	18,550

Total assets	1,161,916,041

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	746,631
Investment management fees payable	548,947
Distribution fees payable - Class IB	227,015
Administrative fees payable	96,463
Distribution fees payable - Class IA	4,825
Trustees’ fees payable	3,070
Accrued expenses	86,999

Total liabilities	1,713,950

NET ASSETS	$1,160,202,091

Net assets were comprised of:
Paid in capital	$1,168,563,285
Accumulated undistributed net investment income (loss)	3,588,298
Accumulated undistributed net realized gain (loss) on investments	(243,595,912)
Net unrealized appreciation (depreciation) on investments	231,646,420

Net assets	$1,160,202,091

Class IA
Net asset value, offering and redemption price per share, $24,085,114 / 1,803,925 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.35

Class IB
Net asset value, offering and redemption price per share, $1,136,116,977 / 84,989,287 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.37

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $100,927 foreign withholding tax)	$9,163,899
Interest	16,279

Total income	9,180,178

EXPENSES
Investment management fees	3,814,095
Distribution fees - Class IB	1,455,096
Administrative fees	618,746
Printing and mailing expenses	62,890
Professional fees	34,609
Distribution fees - Class IA	30,510
Trustees’ fees	16,852
Custodian fees	12,929
Miscellaneous	15,660

Gross expenses	6,061,387
Less: Waiver from investment advisor	(295,238)
Fees paid indirectly	(9,839)

Net expenses	5,756,310

NET INVESTMENT INCOME (LOSS)	3,423,868

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	65,927,136
Net change in unrealized appreciation (depreciation) on securities	5,537,481

NET REALIZED AND UNREALIZED GAIN (LOSS)	71,464,617

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,888,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,423,868	$8,411,422
Net realized gain (loss) on investments	65,927,136	71,872,747
Net change in unrealized appreciation (depreciation) on investments	5,537,481	(32,907,710)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	74,888,485	47,376,459

DIVIDENDS:
Dividends from net investment income
Class IA	—	(226,508)
Class IB	—	(8,221,209)

TOTAL DIVIDENDS	—	(8,447,717)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 170,867 and 221,803 shares, respectively ]	2,293,952	2,770,118
Capital shares issued in reinvestment of dividends [ 0 and 18,766 shares, respectively ]	—	226,508
Capital shares repurchased [ (172,134) and (402,287) shares, respectively ]	(2,308,768)	(5,019,023)

Total Class IA transactions	(14,816)	(2,022,397)

Class IB
Capital shares sold [ 2,349,887 and 3,065,058 shares, respectively ]	31,471,209	38,048,611
Capital shares issued in reinvestment of dividends [ 0 and 680,225 shares, respectively ]	—	8,221,209
Capital shares repurchased [ (5,920,154) and (14,577,487) shares, respectively ]	(79,776,960)	(181,701,635)

Total Class IB transactions	(48,305,751)	(135,431,815)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,320,567)	(137,454,212)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,567,918	(98,525,470)
NET ASSETS:
Beginning of period	1,133,634,173	1,232,159,643

End of period (a)	$1,160,202,091	$1,133,634,173

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,588,298	$164,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(h)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.53	$12.14	$10.56	$8.12	$13.87	$13.94

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.12 (e)	0.11 (e)	0.12 (e)	0.13 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments	0.78	0.39	1.58	2.45	(5.55)	0.13

Total from investment operations	0.82	0.51	1.69	2.57	(5.42)	0.26

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.13)	(0.13)	(0.18)
Distributions from net realized gains	—	—	—	—	(0.20)	(0.15)

Total dividends and distributions	—	(0.12)	(0.11)	(0.13)	(0.33)	(0.33)

Net asset value, end of period	$13.35	$12.53	$12.14	$10.56	$8.12	$13.87

Total return (b)	6.54%	4.27%	16.07%	31.73%	(39.50)%	1.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,085	$22,619	$23,883	$22,197	$18,434	$36,235
Ratio of expenses to average net assets:
After waivers (a)	0.97%	0.72%	0.72%	0.72%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.97%	0.72%	0.72%	0.71%	0.69%	0.70%
Before waivers and fees paid indirectly (a)	1.02%	0.77%	0.77%	0.79%	0.77%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.58%	0.95%	1.01%	1.39%	1.14%	0.92%
After waivers and fees paid indirectly (a)	0.58%	0.96%	1.01%	1.41%	1.15%	0.93%
Before waivers and fees paid indirectly (a)	0.53%	0.91%	0.96%	1.32%	1.08%	0.86%
Portfolio turnover rate	18%	27%	25%	53%	41%	68%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(h)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.55	$12.16	$10.57	$8.13	$13.88	$13.95

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.09 (e)	0.08 (e)	0.10 (e)	0.10 (e)	0.09 (e)
Net realized and unrealized gain (loss) on investments	0.78	0.39	1.59	2.45	(5.54)	0.13

Total from investment operations	0.82	0.48	1.67	2.55	(5.44)	0.22

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)	(0.11)	(0.11)	(0.14)
Distributions from net realized gains	—	—	—	—	(0.20)	(0.15)

Total dividends and distributions	—	(0.09)	(0.08)	(0.11)	(0.31)	(0.29)

Net asset value, end of period	$13.37	$12.55	$12.16	$10.57	$8.13	$13.88

Total return (b)	6.53%	4.00%	15.86%	31.36%	(39.62)%	1.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,136,117	$1,111,015	$1,208,277	$1,179,755	$1,011,551	$1,997,795
Ratio of expenses to average net assets:
After waivers (a)	0.97%	0.97%	0.97%	0.97%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.97%	0.97%	0.97%	0.96%	0.94%	0.95%
Before waivers and fees paid indirectly (a)	1.02%	1.02%	1.02%	1.04%	1.02%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.57%	0.70%	0.76%	1.15%	0.89%	0.59%
After waivers and fees paid indirectly (a)	0.58%	0.70%	0.76%	1.16%	0.90%	0.59%
Before waivers and fees paid indirectly (a)	0.52%	0.66%	0.71%	1.08%	0.83%	0.52%
Portfolio turnover rate	18%	27%	25%	53%	41%	68%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(h)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Capital Guardian U.S. Equity Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	18.9%
Financials	15.7
Consumer Discretionary	12.0
Health Care	11.9
Industrials	11.1
Energy	9.8
Consumer Staples	9.6
Materials	3.9
Utilities	3.7
Telecommunication Services	2.8
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,089.10	$3.76
Hypothetical (5% average return before expenses)	1,000.00	1,021.26	3.64
Class IB
Actual	1,000.00	1,089.60	3.76
Hypothetical (5% average return before expenses)	1,000.00	1,021.26	3.64

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.72% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (0.4%)
Allison Transmission Holdings, Inc.	20,000	$351,200
Autoliv, Inc.	25,348	1,385,522
BorgWarner, Inc.*	37,130	2,435,357
Cooper Tire & Rubber Co.	23,100	405,174
Dana Holding Corp.	52,900	677,649
Delphi Automotive plc*	102,300	2,608,650
Federal-Mogul Corp.*	20,800	228,800
Gentex Corp.	47,200	985,064
Goodyear Tire & Rubber Co.*	99,100	1,170,371
Johnson Controls, Inc.	215,630	5,975,107
Lear Corp.	35,400	1,335,642
Modine Manufacturing Co.*	830	5,752
Stoneridge, Inc.*	800	5,448
Tenneco, Inc.*	22,600	606,132
TRW Automotive Holdings Corp.*	34,500	1,268,220
Visteon Corp.*	17,300	648,750
WABCO Holdings, Inc.*	22,370	1,184,044

		21,276,882

Automobiles (0.4%)
Ford Motor Co.	1,199,536	11,503,550
General Motors Co.*	243,100	4,793,932
Harley-Davidson, Inc.	78,150	3,573,800
Tesla Motors, Inc.*	18,900	591,381
Thor Industries, Inc.	14,600	400,186
Winnebago Industries, Inc.*	1,470	14,979

		20,877,828

Distributors (0.1%)
Core-Mark Holding Co., Inc.	40	1,926
Genuine Parts Co.	52,000	3,133,000
LKQ Corp.*	54,000	1,803,600
Pool Corp.	15,900	643,314

		5,581,840

Diversified Consumer Services (0.2%)
American Public Education, Inc.*	8,600	275,200
Apollo Group, Inc., Class A*	40,930	1,481,257
Ascent Capital Group, Inc., Class A*	250	12,937
Capella Education Co.*	7,800	271,128
Career Education Corp.*	23,900	159,891
Coinstar, Inc.*	10,400	714,064
DeVry, Inc.	25,800	799,026
H&R Block, Inc.	108,150	1,728,237
Hillenbrand, Inc.	20,700	380,466
ITT Educational Services, Inc.*	9,800	595,350
Service Corp. International	96,300	1,191,231
Sotheby’s, Inc.	25,300	844,008
Steiner Leisure Ltd.*	150	6,962
Weight Watchers International, Inc.	11,700	603,252

		9,063,009

Hotels, Restaurants & Leisure (2.0%)
Bally Technologies, Inc.*	14,300	667,238

Biglari Holdings, Inc.*	27	$10,432
BJ’s Restaurants, Inc.*	7,950	302,100
Bob Evans Farms, Inc.	9,500	381,900
Brinker International, Inc.	29,190	930,285
Buffalo Wild Wings, Inc.*	6,100	528,504
Caesars Entertainment Corp.*	21,957	250,310
Carnival Corp.	139,086	4,766,477
Cheesecake Factory, Inc.*	22,800	728,688
Chipotle Mexican Grill, Inc.*	9,800	3,723,510
Choice Hotels International, Inc.	1,062	42,406
Cracker Barrel Old Country Store, Inc.	7,400	464,720
Darden Restaurants, Inc.	41,150	2,083,424
Denny’s Corp.*	2,590	11,500
Domino’s Pizza, Inc.	20,900	646,019
Dunkin’ Brands Group, Inc.	8,989	308,682
Gaylord Entertainment Co.*	11,200	431,872
Hyatt Hotels Corp., Class A*	16,500	613,140
International Game Technology	112,660	1,774,395
Interval Leisure Group, Inc.	1,064	20,227
Isle of Capri Casinos, Inc.*	420	2,591
Krispy Kreme Doughnuts, Inc.*	1,140	7,285
Las Vegas Sands Corp.	125,400	5,453,646
Life Time Fitness, Inc.*	14,000	651,140
Marriott International, Inc., Class A	85,125	3,336,900
Marriott Vacations Worldwide Corp.*	8,512	263,702
McDonald’s Corp.	316,640	28,032,139
MGM Resorts International*	123,900	1,382,724
Panera Bread Co., Class A*	9,500	1,324,680
Penn National Gaming, Inc.*	25,700	1,145,963
Royal Caribbean Cruises Ltd.	47,950	1,248,138
Ruby Tuesday, Inc.*	1,320	8,989
Scientific Games Corp., Class A*	30,000	256,500
Six Flags Entertainment Corp.	12,342	668,690
Starbucks Corp.	236,750	12,623,510
Starwood Hotels & Resorts Worldwide, Inc.	64,000	3,394,560
Texas Roadhouse, Inc.	2,418	44,564
Vail Resorts, Inc.	16,600	831,328
Wendy’s Co.	99,100	467,752
WMS Industries, Inc.*	19,600	391,020
Wyndham Worldwide Corp.	49,870	2,630,144
Wynn Resorts Ltd.	20,913	2,169,096
Yum! Brands, Inc.	149,104	9,605,280

		94,626,170

Household Durables (0.4%)
Blyth, Inc.	720	24,883
CSS Industries, Inc.	240	4,932
D.R. Horton, Inc.	88,100	1,619,278
Garmin Ltd.	35,500	1,359,295
Harman International Industries, Inc.	26,390	1,045,044
Jarden Corp.	29,900	1,256,398
Leggett & Platt, Inc.	56,000	1,183,280
Lennar Corp., Class A	61,000	1,885,510
M.D.C. Holdings, Inc.	1,496	48,875
Mohawk Industries, Inc.*	21,200	1,480,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Newell Rubbermaid, Inc.	96,300	$1,746,882
NVR, Inc.*	1,600	1,360,000
PulteGroup, Inc.*	134,500	1,439,150
Tempur-Pedic International, Inc.*	21,900	512,241
Toll Brothers, Inc.*	56,300	1,673,799
Tupperware Brands Corp.	20,600	1,128,056
Whirlpool Corp.	28,420	1,738,167

		19,506,186

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	114,380	26,118,673
Expedia, Inc.	34,447	1,655,867
Groupon, Inc.*	18,100	192,403
HomeAway, Inc.*	9,700	210,878
HSN, Inc.	13,200	532,620
Liberty Interactive Corp.*	174,030	3,095,994
Netflix, Inc.*	17,800	1,218,766
Orbitz Worldwide, Inc.*	470	1,715
Overstock.com, Inc.*	600	4,146
priceline.com, Inc.*	15,980	10,619,030
Shutterfly, Inc.*	9,870	302,910
TripAdvisor, Inc.*	34,249	1,530,588

		45,483,590

Leisure Equipment & Products (0.2%)
Brunswick Corp.	33,500	744,370
Hasbro, Inc.	43,700	1,480,119
LeapFrog Enterprises, Inc.*	1,750	17,955
Mattel, Inc.	115,500	3,746,820
Polaris Industries, Inc.	23,600	1,686,928
Steinway Musical Instruments, Inc.*	140	3,430

		7,679,622

Media (3.4%)
AMC Networks, Inc., Class A*	21,212	754,087
Arbitron, Inc.	8,900	311,500
Cablevision Systems Corp. - New York Group, Class A	84,850	1,127,656
CBS Corp., Class B	201,920	6,618,938
Charter Communications, Inc., Class A*	19,600	1,389,052
Cinemark Holdings, Inc.	31,500	719,775
Clear Channel Outdoor Holdings, Inc., Class A*	31,000	186,620
Comcast Corp., Class A	836,724	26,750,066
DIRECTV, Class A*	224,702	10,969,952
Discovery Communications, Inc., Class A*	85,400	4,611,600
DISH Network Corp., Class A	63,360	1,808,928
DreamWorks Animation SKG, Inc., Class A*	23,700	451,722
Gannett Co., Inc.	90,000	1,325,700
Global Sources Ltd.*	523	3,452
Harte-Hanks, Inc.	1,100	10,054
Interpublic Group of Cos., Inc.	149,400	1,620,990
John Wiley & Sons, Inc., Class A	17,000	832,830
Knology, Inc.*	70	1,377
Lamar Advertising Co., Class A*	21,400	612,040

Liberty Global, Inc., Class A*	90,708	$4,501,838
Liberty Media Corp. - Liberty Capital*	36,697	3,226,033
Lions Gate Entertainment Corp.*	5,415	79,817
Live Nation Entertainment, Inc.*	44,300	406,674
Madison Square Garden Co., Class A*	25,087	939,257
McGraw-Hill Cos., Inc.	88,730	3,992,850
Meredith Corp.	1,389	44,365
Morningstar, Inc.	8,300	480,072
New York Times Co., Class A*	51,200	399,360
News Corp., Class A	652,694	14,548,549
Omnicom Group, Inc.	90,500	4,398,300
Pandora Media, Inc.*	26,000	282,620
Regal Entertainment Group, Class A	3,235	44,514
Scripps Networks Interactive, Inc., Class A	27,800	1,580,708
Sirius XM Radio, Inc.*	1,274,700	2,358,195
Thomson Reuters Corp.	127,500	3,627,375
Time Warner Cable, Inc.	97,402	7,996,704
Time Warner, Inc.	311,932	12,009,382
Viacom, Inc., Class B	177,267	8,335,094
Virgin Media, Inc.	97,200	2,370,708
Walt Disney Co.	563,368	27,323,348
Washington Post Co., Class B	2,300	859,786

		159,911,888

Multiline Retail (0.8%)
Big Lots, Inc.*	21,700	885,143
Dillard’s, Inc., Class A	10,300	655,904
Dollar General Corp.*	35,697	1,941,560
Dollar Tree, Inc.*	73,050	3,930,090
Family Dollar Stores, Inc.	37,746	2,509,354
J.C. Penney Co., Inc.	56,050	1,306,525
Kohl’s Corp.	81,010	3,685,145
Macy’s, Inc.	129,200	4,438,020
Nordstrom, Inc.	53,890	2,677,794
Saks, Inc.*	36,100	384,465
Sears Holdings Corp.*	13,100	782,070
Target Corp.	215,157	12,519,986

		35,716,056

Specialty Retail (2.4%)
Aaron’s, Inc.	27,400	775,694
Abercrombie & Fitch Co., Class A	29,600	1,010,544
Advance Auto Parts, Inc.	25,850	1,763,487
Aeropostale, Inc.*	26,600	474,278
American Eagle Outfitters, Inc.	79,100	1,560,643
ANN, Inc.*	17,200	438,428
Ascena Retail Group, Inc.*	44,800	834,176
AutoNation, Inc.*	10,800	381,024
AutoZone, Inc.*	11,890	4,365,651
Bed Bath & Beyond, Inc.*	78,632	4,859,458
Best Buy Co., Inc.	83,910	1,758,754
Buckle, Inc.	1,132	44,793
Cabela’s, Inc.*	15,800	597,398
CarMax, Inc.*	81,950	2,125,783
Chico’s FAS, Inc.	67,550	1,002,442

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Children’s Place Retail Stores, Inc.*	7,700	$383,691
Collective Brands, Inc.*	19,400	415,548
Dick’s Sporting Goods, Inc.	31,100	1,492,800
DSW, Inc., Class A	7,600	413,440
Express, Inc.*	17,800	323,426
Foot Locker, Inc.	51,200	1,565,696
GameStop Corp., Class A	46,700	857,412
Gap, Inc.	114,262	3,126,208
Genesco, Inc.*	7,800	469,170
GNC Holdings, Inc., Class A	2,698	105,762
Group 1 Automotive, Inc.	7,200	328,392
Guess?, Inc.	29,000	880,730
hhgregg, Inc.*	60	679
Hibbett Sports, Inc.*	9,000	519,390
Home Depot, Inc.	476,960	25,274,110
Jos. A. Bank Clothiers, Inc.*	9,500	403,370
Limited Brands, Inc.	79,590	3,384,963
Lowe’s Cos., Inc.	377,440	10,734,394
Men’s Wearhouse, Inc.	19,100	537,474
Monro Muffler Brake, Inc.	10,000	332,400
New York & Co., Inc.*	1,660	5,777
Office Depot, Inc.*	104,200	225,072
OfficeMax, Inc.*	32,100	162,426
Orchard Supply Hardware Stores Corp., Class A*	591	9,828
O’Reilly Automotive, Inc.*	41,550	3,480,643
Penske Automotive Group, Inc.	15,800	335,592
PetSmart, Inc.	38,400	2,618,112
Pier 1 Imports, Inc.	32,300	530,689
RadioShack Corp.	35,500	136,320
Rent-A-Center, Inc.	21,010	708,877
Ross Stores, Inc.	78,332	4,893,400
Sally Beauty Holdings, Inc.*	48,300	1,243,242
Select Comfort Corp.*	18,300	382,836
Signet Jewelers Ltd.	32,380	1,425,044
Sonic Automotive, Inc., Class A	990	13,533
Stage Stores, Inc.	1,110	20,335
Staples, Inc.	241,750	3,154,838
Systemax, Inc.*	1,000	11,820
Tiffany & Co.	40,200	2,128,590
TJX Cos., Inc.	247,946	10,644,322
Tractor Supply Co.	23,900	1,985,134
Ulta Salon Cosmetics & Fragrance, Inc.	16,706	1,560,006
Urban Outfitters, Inc.*	35,150	969,788
Vitamin Shoppe, Inc.*	7,800	428,454
Wet Seal, Inc., Class A*	3,010	9,512
Williams-Sonoma, Inc.	35,800	1,251,926
Zumiez, Inc.*	10,160	402,336

		112,280,060

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.*	15,680	824,768
Coach, Inc.	92,020	5,381,330
Columbia Sportswear Co.	818	43,861
Crocs, Inc.*	31,190	503,718
Deckers Outdoor Corp.*	12,800	563,328
Fifth & Pacific Cos., Inc.*	29,900	320,827
Fossil, Inc.*	19,100	1,461,914
Hanesbrands, Inc.*	42,700	1,184,071
Iconix Brand Group, Inc.*	23,000	401,810

K-Swiss, Inc., Class A*	350	$1,078
Maidenform Brands, Inc.*	310	6,175
Michael Kors Holdings Ltd.*	20,132	842,323
Movado Group, Inc.	280	7,006
NIKE, Inc., Class B	112,980	9,917,384
Perry Ellis International, Inc.*	700	14,525
PVH Corp.	21,940	1,706,713
Ralph Lauren Corp.	21,170	2,965,070
Steven Madden Ltd.*	12,735	404,336
Tumi Holdings, Inc.*	2,336	40,880
Under Armour, Inc., Class A*	12,900	1,218,792
Unifi, Inc.*	736	8,339
VF Corp.	28,800	3,843,360
Warnaco Group, Inc.*	14,500	617,410
Wolverine World Wide, Inc.	21,100	818,258

		33,097,276

Total Consumer Discretionary		565,100,407

Consumer Staples (9.6%)
Beverages (2.1%)
Beam, Inc.	49,350	3,083,882
Brown-Forman Corp., Class B	32,200	3,118,570
Coca-Cola Co.	605,270	47,326,061
Coca-Cola Enterprises, Inc.	105,600	2,961,024
Constellation Brands, Inc., Class A*	67,300	1,821,138
Dr. Pepper Snapple Group, Inc.	69,410	3,036,688
Molson Coors Brewing Co., Class B	49,250	2,049,292
Monster Beverage Corp.*	44,100	3,139,920
PepsiCo, Inc.	487,290	34,431,911

		100,968,486

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	13,000	766,870
Costco Wholesale Corp.	137,050	13,019,750
CVS Caremark Corp.	421,460	19,694,826
Fresh Market, Inc.*	9,000	482,670
Harris Teeter Supermarkets, Inc.	16,800	688,632
Kroger Co.	185,210	4,295,020
Pricesmart, Inc.	5,600	378,056
Safeway, Inc.	84,840	1,539,846
Sysco Corp.	191,850	5,719,049
United Natural Foods, Inc.*	20,200	1,108,172
Walgreen Co.	271,580	8,033,336
Wal-Mart Stores, Inc.	526,620	36,715,946
Whole Foods Market, Inc.	57,200	5,452,304

		97,894,477

Food Products (1.7%)
Archer-Daniels-Midland Co.	212,060	6,260,011
B&G Foods, Inc.	1,764	46,922
Bunge Ltd.	45,980	2,884,785
Campbell Soup Co.	58,700	1,959,406
ConAgra Foods, Inc.	141,750	3,675,578
Darling International, Inc.*	37,400	616,726
Dean Foods Co.*	65,000	1,106,950
Flowers Foods, Inc.	43,200	1,003,536
General Mills, Inc.	207,500	7,997,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Green Mountain Coffee Roasters, Inc.*	41,766	$909,663
H.J. Heinz Co.	101,500	5,519,570
Hain Celestial Group, Inc.*	11,800	649,472
Hershey Co.	50,250	3,619,508
Hormel Foods Corp.	52,200	1,587,924
Ingredion, Inc.	23,600	1,168,672
J.M. Smucker Co.	38,627	2,917,111
Kellogg Co.	81,300	4,010,529
Kraft Foods, Inc., Class A	533,455	20,602,032
Lancaster Colony Corp.	5,900	420,139
McCormick & Co., Inc. (Non-Voting)	41,750	2,532,137
Mead Johnson Nutrition Co.	67,100	5,402,221
Ralcorp Holdings, Inc.*	20,800	1,388,192
Sanderson Farms, Inc.	6,900	316,158
Smithfield Foods, Inc.*	52,000	1,124,760
Snyders-Lance, Inc.	13,072	329,807
TreeHouse Foods, Inc.*	15,900	990,411
Tyson Foods, Inc., Class A	95,200	1,792,616

		80,831,886

Household Products (1.8%)
Church & Dwight Co., Inc.	47,500	2,634,825
Clorox Co.	44,150	3,199,109
Colgate-Palmolive Co.	148,710	15,480,711
Energizer Holdings, Inc.*	20,850	1,568,962
Kimberly-Clark Corp.	124,500	10,429,365
Procter & Gamble Co.	866,490	53,072,513

		86,385,485

Personal Products (0.2%)
Avon Products, Inc.	143,950	2,333,430
Estee Lauder Cos., Inc., Class A	74,500	4,031,940
Herbalife Ltd.	38,900	1,880,037
Nu Skin Enterprises, Inc., Class A	17,100	801,990

		9,047,397

Tobacco (1.7%)
Altria Group, Inc.	652,420	22,541,111
Lorillard, Inc.	43,918	5,794,980
Philip Morris International, Inc.	531,430	46,372,582
Reynolds American, Inc.	104,900	4,706,863

		79,415,536

Total Consumer Staples		454,543,267

Energy (9.8%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*	25,000	946,000
Baker Hughes, Inc.	136,784	5,621,822
Bristow Group, Inc.	13,300	540,911
Cameron International Corp.*	81,050	3,461,646
CARBO Ceramics, Inc.	7,200	552,456
Core Laboratories N.V.	14,838	1,719,724
Diamond Offshore Drilling, Inc.	23,210	1,372,407
Dresser-Rand Group, Inc.*	26,400	1,175,856
Dril-Quip, Inc.*	12,800	839,552
FMC Technologies, Inc.*	80,500	3,158,015
Forum Energy Technologies, Inc.*	3,713	73,109

Halliburton Co.	297,830	$8,455,394
Helix Energy Solutions Group, Inc.*	36,700	602,247
Helmerich & Payne, Inc.	35,600	1,547,888
Hornbeck Offshore Services, Inc.*	9,900	383,922
Key Energy Services, Inc.*	45,100	342,760
Lufkin Industries, Inc.	11,000	597,520
McDermott International, Inc.*	84,700	943,558
Nabors Industries Ltd.*	99,790	1,436,976
National Oilwell Varco, Inc.	137,680	8,872,099
Oceaneering International, Inc.	41,600	1,990,976
Oil States International, Inc.*	18,900	1,251,180
Patterson-UTI Energy, Inc.	63,600	926,016
Rowan Cos., plc, Class A*	43,300	1,399,889
RPC, Inc.	4,018	47,774
Schlumberger Ltd.	415,555	26,973,675
SEACOR Holdings, Inc.*	8,500	759,730
Superior Energy Services, Inc.*	56,171	1,136,339
Tidewater, Inc.	19,600	908,656
Unit Corp.*	20,200	745,178

		78,783,275

Oil, Gas & Consumable Fuels (8.1%)
Alpha Natural Resources, Inc.*	84,839	738,948
Anadarko Petroleum Corp.	160,680	10,637,016
Apache Corp.	121,780	10,703,244
Arch Coal, Inc.	68,500	471,965
Berry Petroleum Co., Class A	23,500	932,010
Cabot Oil & Gas Corp.	68,600	2,702,840
Cheniere Energy, Inc.*	58,100	856,394
Chesapeake Energy Corp.	217,910	4,053,126
Chevron Corp.	614,700	64,850,850
Cimarex Energy Co.	29,760	1,640,371
Cobalt International Energy, Inc.*	36,722	862,967
Concho Resources, Inc.*	33,100	2,817,472
ConocoPhillips	394,076	22,020,967
CONSOL Energy, Inc.	80,350	2,429,784
Continental Resources, Inc.*	11,600	772,792
CVR Energy, Inc.*	1,716	45,611
Denbury Resources, Inc.*	141,659	2,140,467
Devon Energy Corp.	131,987	7,653,926
Energen Corp.	27,200	1,227,536
Energy XXI Bermuda Ltd.	24,700	772,863
EOG Resources, Inc.	84,500	7,614,295
EQT Corp.	45,500	2,440,165
EXCO Resources, Inc.	46,700	354,453
Exxon Mobil Corp.#	1,457,065	124,681,052
Golar LNG Ltd.	13,200	497,640
Halcon Resources Corp.*	33,900	320,016
Hess Corp.	97,720	4,245,934
HollyFrontier Corp.	63,132	2,236,767
Kinder Morgan, Inc.	128,462	4,139,046
Kodiak Oil & Gas Corp.*	68,900	565,669
Kosmos Energy Ltd.*	32,000	353,600
Laredo Petroleum Holdings, Inc.*	15,400	320,320
Marathon Oil Corp.	227,190	5,809,248
Marathon Petroleum Corp.	106,195	4,770,279
McMoRan Exploration Co.*	4,194	53,138
Murphy Oil Corp.	64,920	3,264,827

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Newfield Exploration Co.*	49,650	$1,455,242
Noble Energy, Inc.	59,130	5,015,407
Northern Oil and Gas, Inc.*	21,200	337,928
Oasis Petroleum, Inc.*	24,900	602,082
Occidental Petroleum Corp.	256,535	22,003,007
Peabody Energy Corp.	94,000	2,304,880
Phillips 66*	210,244	6,988,511
Pioneer Natural Resources Co.	38,650	3,409,317
Plains Exploration & Production Co.*	40,550	1,426,549
QEP Resources, Inc.	66,200	1,984,014
Range Resources Corp.	55,750	3,449,252
Rosetta Resources, Inc.*	19,900	729,136
SandRidge Energy, Inc.*	125,784	841,495
SemGroup Corp., Class A*	13,100	418,283
SM Energy Co.	20,900	1,026,399
Southwestern Energy Co.*	119,150	3,804,459
Spectra Energy Corp.	212,900	6,186,874
Sunoco, Inc.	35,500	1,686,250
Swift Energy Co.*	14,000	260,540
Targa Resources Corp.	5,649	241,212
Teekay Corp.	13,300	389,424
Tesoro Corp.*	55,810	1,393,018
Ultra Petroleum Corp.*	57,500	1,326,525
Valero Energy Corp.	187,230	4,521,604
Western Refining, Inc.	2,091	46,567
Whiting Petroleum Corp.*	43,000	1,768,160
Williams Cos., Inc.	192,100	5,536,322
World Fuel Services Corp.	27,400	1,042,022
WPX Energy, Inc.*	64,033	1,036,054

		381,228,131

Total Energy		460,011,406

Financials (15.7%)
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	19,440	2,127,708
American Capital Ltd.*	128,405	1,293,038
Ameriprise Financial, Inc.	72,860	3,807,664
Apollo Investment Corp.	65,308	501,565
Ares Capital Corp.	70,900	1,131,564
Bank of New York Mellon Corp.	396,319	8,699,202
BGC Partners, Inc., Class A	300	1,761
BlackRock, Inc.	39,710	6,743,552
Charles Schwab Corp.	344,534	4,454,825
Cohen & Steers, Inc.	1,332	45,967
Cowen Group, Inc., Class A*	4,520	12,023
E*TRADE Financial Corp.*	83,210	669,008
Eaton Vance Corp.	46,940	1,265,033
Federated Investors, Inc., Class B	36,800	804,080
Franklin Resources, Inc.	46,871	5,202,212
GAMCO Investors, Inc., Class A	526	23,349
GFI Group, Inc.	620	2,207
Goldman Sachs Group, Inc.	162,195	15,548,013
Greenhill & Co., Inc.	10,900	388,585
Invesco Ltd.	154,625	3,494,525
Janus Capital Group, Inc.	67,400	527,068
Jefferies Group, Inc.	59,800	776,802

KBW, Inc.	18,300	$301,035
Knight Capital Group, Inc., Class A*	35,710	426,377
Lazard Ltd., Class A	34,700	901,853
Legg Mason, Inc.	57,050	1,504,408
LPL Financial Holdings, Inc.	10,900	368,093
Morgan Stanley	504,007	7,353,462
Northern Trust Corp.	73,650	3,389,373
Piper Jaffray Cos., Inc.*	12,500	292,875
Prospect Capital Corp.	34,900	397,511
Raymond James Financial, Inc.	37,500	1,284,000
SEI Investments Co.	59,650	1,186,439
State Street Corp.	164,968	7,364,172
Stifel Financial Corp.*	16,818	519,676
SWS Group, Inc.*	1,820	9,701
T. Rowe Price Group, Inc.	83,880	5,281,085
TD Ameritrade Holding Corp.	88,136	1,498,312
Virtus Investment Partners, Inc.*	91	7,371
Waddell & Reed Financial, Inc., Class A	32,120	972,594
Walter Investment Management Corp.	9,008	211,148

		90,789,236

Commercial Banks (3.1%)
Associated Banc-Corp	65,400	862,626
BancFirst Corp.	8,900	372,999
BancorpSouth, Inc.	31,550	458,106
Bank of Hawaii Corp.	20,900	960,355
BB&T Corp.	226,650	6,992,153
BOK Financial Corp.	9,750	567,450
CapitalSource, Inc.	100,680	676,570
Cathay General Bancorp	21,630	357,111
CIT Group, Inc.*	65,000	2,316,600
City Holding Co.	11,030	371,601
City National Corp./California	17,200	835,576
CoBiz Financial, Inc.	190	1,189
Columbia Banking System, Inc.	360	6,775
Comerica, Inc.	66,600	2,045,286
Commerce Bancshares, Inc./Missouri	28,881	1,094,590
Community Bank System, Inc.	1,481	40,165
Cullen/Frost Bankers, Inc.	17,300	994,577
CVB Financial Corp.	35,000	407,750
East West Bancorp, Inc.	55,900	1,311,414
F.N.B. Corp./Pennsylvania	48,700	529,369
Fifth Third Bancorp	296,750	3,976,450
First Busey Corp.	24,100	116,403
First Citizens BancShares, Inc./North Carolina, Class A	256	42,662
First Commonwealth Financial Corp.	38,600	259,778
First Financial Corp./Indiana	10,700	310,300
First Horizon National Corp.	104,762	906,191
First Midwest Bancorp, Inc./Illinois	20,700	227,286
First Niagara Financial Group, Inc.	122,945	940,529
First Republic Bank/California*	25,706	863,722
FirstMerit Corp.	34,795	574,813
Fulton Financial Corp.	75,000	749,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Glacier Bancorp, Inc.	24,600	$381,054
Hancock Holding Co.	22,624	688,675
Huntington Bancshares, Inc./Ohio	270,900	1,733,760
IBERIABANK Corp.	8,400	423,780
International Bancshares Corp.	22,010	429,635
Investors Bancorp, Inc.*	2,944	44,425
KeyCorp	339,300	2,626,182
M&T Bank Corp.	42,557	3,513,931
MainSource Financial Group, Inc.	240	2,839
MB Financial, Inc.	1,753	37,760
National Penn Bancshares, Inc.	43,400	415,338
NBT Bancorp, Inc.	16,500	356,235
Old National Bancorp/Indiana	28,300	339,883
Pacific Capital Bancorp*	486	22,225
PacWest Bancorp	15,730	372,329
Pinnacle Financial Partners, Inc.*	15,700	306,307
PNC Financial Services Group, Inc.	166,618	10,182,026
Popular, Inc.*	38,050	632,010
PrivateBancorp, Inc.	12,900	190,404
Prosperity Bancshares, Inc.	15,900	668,277
Regions Financial Corp.	447,100	3,017,925
S&T Bancorp, Inc.	13,000	240,110
Sandy Spring Bancorp, Inc.	10	180
Signature Bank/New York*	14,900	908,453
Simmons First National Corp., Class A	30	698
Sterling Bancorp/New York	90	898
Sterling Financial Corp./Washington*	1,868	35,287
SunTrust Banks, Inc.	171,650	4,159,080
Susquehanna Bancshares, Inc.	58,700	604,610
SVB Financial Group*	13,400	786,848
Synovus Financial Corp.	296,100	586,278
TCF Financial Corp.	56,950	653,786
Texas Capital Bancshares, Inc.*	12,000	484,680
Tompkins Financial Corp.	9,239	348,126
TowneBank/Virginia	19,879	278,306
Trico Bancshares	50	770
Trustmark Corp.	23,350	571,608
U.S. Bancorp	609,797	19,611,072
UMB Financial Corp.	10,600	543,038
Umpqua Holdings Corp.	27,590	363,084
United Bankshares, Inc./West Virginia	15,700	406,316
Valley National Bancorp	71,829	761,387
Webster Financial Corp.	25,700	556,662
Wells Fargo & Co.	1,542,251	51,572,873
WesBanco, Inc.	16,900	359,294
Westamerica Bancorp	10,100	476,619
Western Alliance Bancorp*	35,020	327,787
Wintrust Financial Corp.	11,100	394,050
Zions Bancorp	64,500	1,252,590

		142,839,136

Consumer Finance (0.8%)
American Express Co.	330,414	19,233,399
Capital One Financial Corp.	172,841	9,447,489

Cash America International, Inc.	10,200	$449,208
Credit Acceptance Corp.*	514	43,397
DFC Global Corp.*	810	14,928
Discover Financial Services	172,270	5,957,097
EZCORP, Inc., Class A*	16,400	384,744
First Cash Financial Services, Inc.*	10,450	419,776
Green Dot Corp., Class A*	12,800	283,136
Nelnet, Inc., Class A	2,286	52,578
SLM Corp.	155,684	2,445,796

		38,731,548

Diversified Financial Services (2.4%)
Bank of America Corp.	3,378,492	27,636,065
CBOE Holdings, Inc.	21,018	581,778
Citigroup, Inc.	923,672	25,317,849
CME Group, Inc.	21,533	5,773,213
Interactive Brokers Group, Inc., Class A	22,340	328,845
IntercontinentalExchange, Inc.*	24,350	3,311,113
JPMorgan Chase & Co.	1,186,125	42,380,246
Leucadia National Corp.	70,050	1,489,963
MarketAxess Holdings, Inc.	60	1,598
Moody’s Corp.	63,350	2,315,442
MSCI, Inc.*	36,334	1,236,083
NASDAQ OMX Group, Inc.	40,300	913,601
NYSE Euronext	93,350	2,387,893
PHH Corp.*	860	15,033
PICO Holdings, Inc.*	60	1,345

		113,690,067

Insurance (3.8%)
ACE Ltd.	106,800	7,917,084
Aflac, Inc.	147,250	6,271,377
Alleghany Corp.*	4,754	1,615,172
Allied World Assurance Co. Holdings AG	12,580	999,733
Allstate Corp.	155,340	5,450,881
Alterra Capital Holdings Ltd.	26,900	628,115
American Equity Investment Life Holding Co.	2,100	23,121
American Financial Group, Inc./Ohio	23,830	934,851
American International Group, Inc.*	155,804	4,999,750
American National Insurance Co.	5,000	356,350
AMERISAFE, Inc.*	840	21,798
Amtrust Financial Services, Inc.	13,600	404,056
Aon plc	107,578	5,032,499
Arch Capital Group Ltd.*	43,600	1,730,484
Argo Group International Holdings Ltd.	13,329	390,140
Arthur J. Gallagher & Co.	39,500	1,385,265
Aspen Insurance Holdings Ltd.	29,270	845,903
Assurant, Inc.	34,600	1,205,464
Assured Guaranty Ltd.	69,700	982,770
Axis Capital Holdings Ltd.	46,258	1,505,698
Berkshire Hathaway, Inc., Class B*	552,785	46,063,574
Brown & Brown, Inc.	49,800	1,358,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Chubb Corp.	86,960	$6,332,427
Cincinnati Financial Corp.	48,520	1,847,156
CNA Financial Corp.	1,530	42,412
CNO Financial Group, Inc.	84,000	655,200
EMC Insurance Group, Inc.	30	606
Endurance Specialty Holdings Ltd.	11,700	448,344
Enstar Group Ltd.*	3,700	366,078
Erie Indemnity Co., Class A	10,800	773,388
Everest Reinsurance Group Ltd.	15,600	1,614,444
FBL Financial Group, Inc., Class A	190	5,322
Fidelity National Financial, Inc., Class A	86,800	1,671,768
First American Financial Corp.	39,300	666,528
Flagstone Reinsurance Holdings S.A.	40,000	320,400
Genworth Financial, Inc., Class A*	183,700	1,039,742
Global Indemnity plc*	180	3,645
Hanover Insurance Group, Inc.	22,290	872,208
Hartford Financial Services Group, Inc.	154,010	2,715,196
HCC Insurance Holdings, Inc.	37,580	1,180,012
Kemper Corp.	16,500	507,375
Lincoln National Corp.	92,250	2,017,507
Loews Corp.	105,848	4,330,242
Markel Corp.*	3,700	1,634,290
Marsh & McLennan Cos., Inc.	174,950	5,638,638
MBIA, Inc.*	48,900	528,609
Mercury General Corp.	8,400	350,028
MetLife, Inc.	267,260	8,244,971
Montpelier Reinsurance Holdings Ltd.	19,700	419,413
National Interstate Corp.	10	266
National Western Life Insurance Co., Class A	2,100	298,032
Old Republic International Corp.	99,094	821,489
OneBeacon Insurance Group Ltd., Class A	24,100	313,782
PartnerReinsurance Ltd.	23,560	1,782,785
Phoenix Cos., Inc.*	84,810	156,899
Platinum Underwriters Holdings Ltd.	14,700	560,070
Presidential Life Corp.	250	2,457
Primerica, Inc.	1,716	45,869
Principal Financial Group, Inc.	98,900	2,594,147
ProAssurance Corp.	13,700	1,220,533
Progressive Corp.	202,700	4,222,241
Protective Life Corp.	27,900	820,539
Prudential Financial, Inc.	156,747	7,591,257
Reinsurance Group of America, Inc.	26,010	1,383,992
RenaissanceReinsurance Holdings Ltd.	20,100	1,527,801
RLI Corp.	8,140	555,148
Selective Insurance Group, Inc.	23,400	407,394
StanCorp Financial Group, Inc.	22,680	842,789
State Auto Financial Corp.	270	3,793
Stewart Information Services Corp.	250	3,837

Symetra Financial Corp.	3,357	$42,365
Torchmark Corp.	34,770	1,757,624
Travelers Cos., Inc.	125,370	8,003,621
United Fire Group, Inc.	18,570	396,098
Unum Group	104,300	1,995,259
Validus Holdings Ltd.	30,818	987,101
W. R. Berkley Corp.	38,000	1,478,960
White Mountains Insurance Group Ltd.	2,400	1,252,200
XL Group plc	104,870	2,206,465

		177,622,893

Real Estate Investment Trusts (REITs) (3.4%)
Alexander’s, Inc. (REIT)	1,000	431,110
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,343,866
American Campus Communities, Inc. (REIT)	19,200	863,616
American Capital Agency Corp. (REIT)	95,000	3,192,950
American Realty Capital Trust, Inc. (REIT)	29,481	321,933
American Tower Corp. (REIT)	126,500	8,843,615
Annaly Capital Management, Inc. (REIT)	316,858	5,316,877
Apartment Investment & Management Co. (REIT), Class A	43,188	1,167,372
ARMOUR Residential REIT, Inc. (REIT)	55,800	396,738
AvalonBay Communities, Inc. (REIT)	31,149	4,406,960
BioMed Realty Trust, Inc. (REIT)	49,800	930,264
Boston Properties, Inc. (REIT)	45,670	4,949,258
Brandywine Realty Trust (REIT)	51,000	629,340
BRE Properties, Inc. (REIT)	24,160	1,208,483
Camden Property Trust (REIT)	24,880	1,683,630
Capstead Mortgage Corp. (REIT)	28,400	395,044
CBL & Associates Properties, Inc. (REIT)	47,891	935,790
Chimera Investment Corp. (REIT)	360,700	851,252
Colonial Properties Trust (REIT)	28,200	624,348
CommonWealth REIT (REIT)	33,000	630,960
Corporate Office Properties Trust/Maryland (REIT)	21,109	496,273
Cousins Properties, Inc. (REIT)	35,213	272,901
CubeSmart (REIT)	39,700	463,299
CYS Investments, Inc. (REIT)	35,600	490,212
DCT Industrial Trust, Inc. (REIT)	91,400	575,820
DDR Corp. (REIT)	84,708	1,240,125
DiamondRock Hospitality Co. (REIT)	58,300	594,660
Digital Realty Trust, Inc. (REIT)	33,589	2,521,526
Douglas Emmett, Inc. (REIT)	53,300	1,231,230
Duke Realty Corp. (REIT)	84,800	1,241,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

DuPont Fabros Technology, Inc. (REIT)	17,600	$502,656
EastGroup Properties, Inc. (REIT)	12,100	644,930
Entertainment Properties Trust (REIT)	14,840	610,072
Equity Lifestyle Properties, Inc. (REIT)	10,900	751,773
Equity One, Inc. (REIT)	2,080	44,096
Equity Residential (REIT)	97,887	6,104,233
Essex Property Trust, Inc. (REIT)	11,300	1,739,296
Extra Space Storage, Inc. (REIT)	33,000	1,009,800
Federal Realty Investment Trust (REIT)	21,280	2,215,035
First Industrial Realty Trust, Inc. (REIT)*	3,446	43,489
General Growth Properties, Inc. (REIT)	186,825	3,379,664
Glimcher Realty Trust (REIT)	44,100	450,702
Government Properties Income Trust (REIT)	1,974	44,652
Hatteras Financial Corp. (REIT)	30,000	858,000
HCP, Inc. (REIT)	130,097	5,743,783
Health Care REIT, Inc. (REIT)	67,917	3,959,561
Healthcare Realty Trust, Inc. (REIT)	23,600	562,624
Hersha Hospitality Trust (REIT)	8,013	42,309
Highwoods Properties, Inc. (REIT)	29,530	993,684
Home Properties, Inc. (REIT)	13,610	835,110
Hospitality Properties Trust (REIT)	43,400	1,075,018
Host Hotels & Resorts, Inc. (REIT)	223,313	3,532,812
Inland Real Estate Corp. (REIT)	39,600	331,848
Invesco Mortgage Capital, Inc. (REIT)	38,200	700,588
Investors Real Estate Trust (REIT)	42,400	334,960
Kilroy Realty Corp. (REIT)	21,800	1,055,338
Kimco Realty Corp. (REIT)	136,322	2,594,208
LaSalle Hotel Properties (REIT)	37,300	1,086,922
Lexington Realty Trust (REIT)	5,314	45,010
Liberty Property Trust (REIT)	42,232	1,555,827
LTC Properties, Inc. (REIT)	1,251	45,386
Macerich Co. (REIT)	42,184	2,490,965
Mack-Cali Realty Corp. (REIT)	31,539	916,839
Medical Properties Trust, Inc. (REIT)	42,800	411,736
MFA Financial, Inc. (REIT)	120,050	947,194
Mid-America Apartment Communities, Inc. (REIT)	11,400	777,936
National Health Investors, Inc. (REIT)	7,800	397,176
National Retail Properties, Inc. (REIT)	38,290	1,083,224

Omega Healthcare Investors, Inc. (REIT)	35,140	$790,650
Pebblebrook Hotel Trust (REIT)	1,916	44,662
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,008,506
Plum Creek Timber Co., Inc. (REIT)	51,914	2,060,986
Post Properties, Inc. (REIT)	18,200	890,890
Potlatch Corp. (REIT)	14,200	453,548
Prologis, Inc. (REIT)	148,964	4,950,074
PS Business Parks, Inc. (REIT)	5,900	399,548
Public Storage (REIT)	44,602	6,440,975
Rayonier, Inc. (REIT)	40,425	1,815,082
Realty Income Corp. (REIT)	45,831	1,914,361
Regency Centers Corp. (REIT)	31,486	1,497,789
Retail Properties of America, Inc. (REIT), Class A	4,591	44,625
RLJ Lodging Trust (REIT)	3,878	70,308
Rouse Properties, Inc. (REIT)*	7,168	97,126
Sabra Health Care REIT, Inc. (REIT)	12,500	213,875
Senior Housing Properties Trust (REIT)	54,290	1,211,753

Simon Property Group, Inc. (REIT)	93,959	14,625,658
SL Green Realty Corp. (REIT)	27,800	2,230,672
Sovran Self Storage, Inc. (REIT)	9,200	460,828
Strategic Hotels & Resorts, Inc. (REIT)*	59,800	386,308
Sun Communities, Inc. (REIT)	1,005	44,461
Sunstone Hotel Investors, Inc. (REIT)*	37,100	407,729
Tanger Factory Outlet Centers (REIT)	29,500	945,475
Taubman Centers, Inc. (REIT)	20,600	1,589,496
Two Harbors Investment Corp. (REIT)	66,900	693,084
UDR, Inc. (REIT)	65,554	1,693,915
Ventas, Inc. (REIT)	85,885	5,421,061
Vornado Realty Trust (REIT)	57,847	4,857,991
Washington Real Estate Investment Trust (REIT)	24,370	693,326
Weingarten Realty Investors (REIT)	36,986	974,211
Weyerhaeuser Co. (REIT)	175,233	3,918,210

		161,016,563

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	70	1,021
CBRE Group, Inc., Class A*	108,150	1,769,334
Forest City Enterprises, Inc., Class A*	50,700	740,220
Forestar Group, Inc.*	60	768
Howard Hughes Corp.*	8,500	523,940
Jones Lang LaSalle, Inc.	16,500	1,161,105
St. Joe Co.*	22,900	362,049

		4,558,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	37,100	$363,580
Bank Mutual Corp.	38,400	169,344
BankUnited, Inc.	1,573	37,091
Beneficial Mutual Bancorp, Inc.*	36,500	314,995
Brookline Bancorp, Inc.	37,000	327,450
Capitol Federal Financial, Inc.	56,786	674,618
Dime Community Bancshares, Inc.	27,100	360,159
Doral Financial Corp.*	57,000	85,500
EverBank Financial Corp.*	3,402	36,980
Hudson City Bancorp, Inc.	178,590	1,137,618
Kearny Financial Corp.	36,700	355,623
MGIC Investment Corp.*	75,800	218,304
Nationstar Mortgage Holdings, Inc.*	2,220	47,775
New York Community Bancorp, Inc.	164,650	2,063,065
Northwest Bancshares, Inc.	3,854	45,130
OceanFirst Financial Corp.	40	574
Ocwen Financial Corp.*	27,100	508,938
People’s United Financial, Inc.	134,800	1,565,028
TFS Financial Corp.*	36,000	343,800
TrustCo Bank Corp./New York	38,400	209,664
Washington Federal, Inc.	42,500	717,825

		9,583,061

Total Financials		738,830,941

Health Care (11.9%)
Biotechnology (1.7%)
Acorda Therapeutics, Inc.*	15,700	369,892
Alexion Pharmaceuticals, Inc.*	59,600	5,918,280
Alkermes plc*	32,800	556,616
Alnylam Pharmaceuticals, Inc.*	15,400	179,718
Amgen, Inc.	250,818	18,319,747
Amylin Pharmaceuticals, Inc.*	44,252	1,249,234
Arena Pharmaceuticals, Inc.*	61,400	612,772
ARIAD Pharmaceuticals, Inc.*	43,600	750,356
Biogen Idec, Inc.*	76,460	11,039,295
BioMarin Pharmaceutical, Inc.*	34,800	1,377,384
Celgene Corp.*	140,000	8,982,400
Cepheid, Inc.*	20,800	930,800
Cubist Pharmaceuticals, Inc.*	23,500	890,885
Dendreon Corp.*	50,250	371,850
Emergent Biosolutions, Inc.*	20,900	316,635
Enzon Pharmaceuticals, Inc.*	520	3,572
Genomic Health, Inc.*	2,215	73,981
Gilead Sciences, Inc.*	236,000	12,102,080
Halozyme Therapeutics, Inc.*	8,513	75,425
Human Genome Sciences, Inc.*	67,800	890,214
Idenix Pharmaceuticals, Inc.*	32,100	330,630
Immunogen, Inc.*	2,838	47,622
Incyte Corp.*	29,200	662,840
InterMune, Inc.*	16,300	194,785
Ironwood Pharmaceuticals, Inc.*	30,900	425,802
Isis Pharmaceuticals, Inc.*	37,500	450,000
Lexicon Pharmaceuticals, Inc.*	21,207	47,716
Medivation, Inc.*	10,300	941,420
Myriad Genetics, Inc.*	39,050	928,218

Onyx Pharmaceuticals, Inc.*	23,500	$1,561,575
Opko Health, Inc.*	76,800	353,280
Pharmacyclics, Inc.*	14,500	791,845
Regeneron Pharmaceuticals, Inc.*	24,500	2,798,390
Seattle Genetics, Inc.*	33,200	842,948
Theravance, Inc.*	22,600	502,172
United Therapeutics Corp.*	18,700	923,406
Vertex Pharmaceuticals, Inc.*	68,100	3,808,152

		80,621,937

Health Care Equipment & Supplies (1.9%)
Alere, Inc.*	33,150	644,436
Align Technology, Inc.*	21,700	726,082
Baxter International, Inc.	183,327	9,743,830
Becton, Dickinson and Co.	71,266	5,327,133
Boston Scientific Corp.*	505,300	2,865,051
C.R. Bard, Inc.	29,624	3,182,803
CareFusion Corp.*	76,000	1,951,680
Cooper Cos., Inc.	16,800	1,339,968
Covidien plc	158,513	8,480,445
CryoLife, Inc.*	650	3,400
Cyberonics, Inc.*	1,005	45,165
DENTSPLY International, Inc.	47,700	1,803,537
Edwards Lifesciences Corp.*	39,300	4,059,690
Exactech, Inc.*	240	4,025
Gen-Probe, Inc.*	17,150	1,409,730
Greatbatch, Inc.*	16,300	370,173
Haemonetics Corp.*	10,900	807,799
HeartWare International, Inc.*	5,100	452,880
Hill-Rom Holdings, Inc.	25,930	799,940
Hologic, Inc.*	86,500	1,560,460
IDEXX Laboratories, Inc.*	18,500	1,778,405
Insulet Corp.*	2,079	44,428
Integra LifeSciences Holdings Corp.*	10,300	382,954
Intuitive Surgical, Inc.*	12,500	6,922,375
MAKO Surgical Corp.*	10,600	271,466
Masimo Corp.*	19,800	443,124
Medtronic, Inc.	338,155	13,096,743
Meridian Bioscience, Inc.	17,700	362,142
Neogen Corp.*	993	45,877
NuVasive, Inc.*	15,950	404,492
Palomar Medical Technologies, Inc.*	10	85
ResMed, Inc.*	50,800	1,584,960
Sirona Dental Systems, Inc.*	18,900	850,689
St. Jude Medical, Inc.	97,800	3,903,198
STERIS Corp.	25,760	808,091
Stryker Corp.	102,670	5,657,117
Teleflex, Inc.	15,100	919,741
Thoratec Corp.*	23,300	782,414
Varian Medical Systems, Inc.*	38,710	2,352,407
Volcano Corp.*	18,400	527,160
West Pharmaceutical Services, Inc.	11,500	580,635
Zimmer Holdings, Inc.	57,000	3,668,520

		90,965,250

Health Care Providers & Services (2.2%)
Accretive Health, Inc.*	16,400	179,744
Aetna, Inc.	110,880	4,298,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Air Methods Corp.*	491	$48,241
AMERIGROUP Corp.*	14,890	981,400
AmerisourceBergen Corp.	83,200	3,273,920
AMN Healthcare Services, Inc.*	780	4,625
Amsurg Corp.*	1,472	44,131
Brookdale Senior Living, Inc.*	32,400	574,776
Cardinal Health, Inc.	115,900	4,867,800
Catalyst Health Solutions, Inc.*	13,768	1,286,482
Centene Corp.*	17,200	518,752
Chemed Corp.	7,500	453,300
Cigna Corp.	91,740	4,036,560
Community Health Systems, Inc.*	36,400	1,020,292
Corvel Corp.*	90	4,410
Coventry Health Care, Inc.	48,800	1,551,352
Cross Country Healthcare, Inc.*	40	175
DaVita, Inc.*	30,200	2,965,942
Express Scripts Holding Co.*	257,051	14,351,157
Hanger, Inc.*	210	5,384
HCA Holdings, Inc.	44,900	1,366,307
Health Management Associates, Inc., Class A*	94,600	742,610
Health Net, Inc.*	32,340	784,892
HealthSouth Corp.*	39,300	914,118
Henry Schein, Inc.*	31,250	2,452,812
HMS Holdings Corp.*	28,800	959,328
Humana, Inc.	56,364	4,364,828
Kindred Healthcare, Inc.*	23,000	226,090
Laboratory Corp. of America Holdings*	33,950	3,144,109
Landauer, Inc.	7,900	452,907
LifePoint Hospitals, Inc.*	22,950	940,491
Lincare Holdings, Inc.	37,600	1,279,152
Magellan Health Services, Inc.*	9,200	417,036
McKesson Corp.	78,856	7,392,750
MEDNAX, Inc.*	19,720	1,351,609
Molina Healthcare, Inc.*	16,300	382,398
MWI Veterinary Supply, Inc.*	468	48,096
National Healthcare Corp.	9,200	416,116
Omnicare, Inc.	37,620	1,174,873
Owens & Minor, Inc.	26,850	822,416
Patterson Cos., Inc.	38,600	1,330,542
PharMerica Corp.*	22,370	244,280
PSS World Medical, Inc.*	2,103	44,142
Quest Diagnostics, Inc.	53,330	3,194,467
Select Medical Holdings Corp.*	4,496	45,455
Sun Healthcare Group, Inc.*	12,500	104,625
Team Health Holdings, Inc.*	20,500	493,845
Tenet Healthcare Corp.*	183,100	959,444
UnitedHealth Group, Inc.	329,423	19,271,246
Universal American Corp.*	5,780	60,863
Universal Health Services, Inc., Class B	36,080	1,557,213
VCA Antech, Inc.*	36,850	809,963
WellCare Health Plans, Inc.*	14,900	789,700
WellPoint, Inc.	103,080	6,575,473

		105,581,457

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	704,438
athenahealth, Inc.*	11,900	942,123

Cerner Corp.*	47,100	$3,893,286
Quality Systems, Inc.	13,400	368,634
SXC Health Solutions Corp.*	23,200	2,301,672

		8,210,153

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	111,530	4,376,437
Bio-Rad Laboratories, Inc., Class A*	8,500	850,085
Bruker Corp.*	27,900	371,349
Charles River Laboratories International, Inc.*	17,550	574,938
Covance, Inc.*	24,500	1,172,325
eResearchTechnology, Inc.*	270	2,158
Illumina, Inc.*	44,300	1,789,277
Life Technologies Corp.*	60,593	2,726,079
Luminex Corp.*	16,500	404,085
Mettler-Toledo International, Inc.*	10,600	1,652,010
PAREXEL International Corp.*	22,070	623,036
PerkinElmer, Inc.	36,100	931,380
QIAGEN N.V.*	79,200	1,322,640
Sequenom, Inc.*	26,785	108,747
Techne Corp.	16,550	1,228,010
Thermo Fisher Scientific, Inc.	123,989	6,436,269
Waters Corp.*	30,300	2,407,941

		26,976,766

Pharmaceuticals (5.3%)
Abbott Laboratories	489,250	31,541,947
Akorn, Inc.*	2,908	45,859
Allergan, Inc.	97,270	9,004,284
Auxilium Pharmaceuticals, Inc.*	19,350	520,321
Bristol-Myers Squibb Co.	538,341	19,353,359
Eli Lilly and Co.	320,910	13,770,248
Endo Health Solutions, Inc.*	42,600	1,319,748
Forest Laboratories, Inc.*	86,330	3,020,687
Hospira, Inc.*	58,150	2,034,087
Impax Laboratories, Inc.*	23,700	480,399
Jazz Pharmaceuticals plc*	4,048	182,200
Johnson & Johnson	855,760	57,815,146
Medicines Co.*	2,008	46,064
Medicis Pharmaceutical Corp., Class A	20,780	709,637
Merck & Co., Inc.	965,662	40,316,388
Mylan, Inc.*	137,950	2,947,992
Nektar Therapeutics*	37,000	298,590
Par Pharmaceutical Cos., Inc.*	14,800	534,872
Perrigo Co.	27,500	3,243,075
Pfizer, Inc.	2,369,014	54,487,322
Questcor Pharmaceuticals, Inc.*	17,700	942,348
Salix Pharmaceuticals Ltd.*	21,500	1,170,460
ViroPharma, Inc.*	25,200	597,240
Vivus, Inc.*	28,400	810,536
Warner Chilcott plc, Class A*	57,500	1,030,400
Watson Pharmaceuticals, Inc.*	42,920	3,175,651

		249,398,860

Total Health Care		561,754,423

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (11.1%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.	14,400	$728,208
American Science & Engineering, Inc.	6,000	338,700
BE Aerospace, Inc.*	33,160	1,447,766
Boeing Co.	233,100	17,319,330
Ceradyne, Inc.	610	15,647
Cubic Corp.	8,100	389,448
Curtiss-Wright Corp.	20,100	624,105
Esterline Technologies Corp.*	11,300	704,555
Exelis, Inc.	60,850	599,981
General Dynamics Corp.	105,683	6,970,851
Goodrich Corp.	41,890	5,315,841
HEICO Corp.	16,875	666,900
Hexcel Corp.*	43,500	1,121,865
Honeywell International, Inc.	249,100	13,909,744
Huntington Ingalls Industries, Inc.*	17,400	700,176
Kratos Defense & Security Solutions, Inc.*	493	2,879
L-3 Communications Holdings, Inc.	31,570	2,336,496
Lockheed Martin Corp.	85,322	7,429,840
Moog, Inc., Class A*	18,400	760,840
Northrop Grumman Corp.	83,914	5,352,874
Precision Castparts Corp.	45,170	7,430,013
Raytheon Co.	111,662	6,318,953
Rockwell Collins, Inc.	50,950	2,514,382
Spirit AeroSystems Holdings, Inc., Class A*	47,700	1,136,691
Taser International, Inc.*	1,760	9,222
Teledyne Technologies, Inc.*	13,700	844,605
Textron, Inc.	95,600	2,377,572
TransDigm Group, Inc.*	15,150	2,034,645
Triumph Group, Inc.	12,400	697,748
United Technologies Corp.	287,340	21,702,790

		111,802,667

Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.*	9,800	426,398
C.H. Robinson Worldwide, Inc.	56,100	3,283,533
Expeditors International of Washington, Inc.	70,200	2,720,250
FedEx Corp.	102,250	9,367,122
Hub Group, Inc., Class A*	14,000	506,800
United Parcel Service, Inc., Class B	232,639	18,322,648
UTi Worldwide, Inc.	34,000	496,740

		35,123,491

Airlines (0.2%)
Alaska Air Group, Inc.*	27,000	969,300
Copa Holdings S.A., Class A	11,600	956,768
Delta Air Lines, Inc.*	265,050	2,902,298
Hawaiian Holdings, Inc.*	1,650	10,742
JetBlue Airways Corp.*	75,300	399,090
Republic Airways Holdings, Inc.*	1,790	9,934
SkyWest, Inc.	30,300	197,859
Southwest Airlines Co.	279,200	2,574,224

U.S. Airways Group, Inc.*	54,300	$723,819
United Continental Holdings, Inc.*	112,240	2,730,799

		11,474,833

Building Products (0.2%)
A.O. Smith Corp.	13,650	667,349
AAON, Inc.	765	14,420
American Woodmark Corp.*	190	3,249
Armstrong World Industries, Inc.	7,700	378,532
Fortune Brands Home & Security, Inc.*	56,250	1,252,688
Insteel Industries, Inc.	1,300	14,495
Lennox International, Inc.	21,110	984,359
Masco Corp.	125,500	1,740,685
NCI Building Systems, Inc.*	56	606
Owens Corning, Inc.*	43,170	1,232,072
Quanex Building Products Corp.	1,600	28,608
Simpson Manufacturing Co., Inc.	13,800	407,238
USG Corp.*	22,500	428,625

		7,152,926

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	17,900	350,124
ACCO Brands Corp.*	19,989	206,686
Avery Dennison Corp.	35,350	966,469
Cenveo, Inc.*	1,730	3,339
Cintas Corp.	37,300	1,440,153
Clean Harbors, Inc.*	16,200	914,004
Copart, Inc.*	37,000	876,530
Corrections Corp. of America	43,000	1,266,350
Courier Corp.	80	1,060
Covanta Holding Corp.	52,300	896,945
Deluxe Corp.	17,000	423,980
Encore Capital Group, Inc.*	210	6,220
G&K Services, Inc., Class A	530	16,531
GEO Group, Inc.*	21,600	490,752
Healthcare Services Group, Inc.	21,900	424,422
HNI Corp.	16,600	427,450
Iron Mountain, Inc.	48,650	1,603,504
KAR Auction Services, Inc.*	2,354	40,465
Pitney Bowes, Inc.	73,420	1,099,098
Portfolio Recovery Associates, Inc.*	5,800	529,308
R.R. Donnelley & Sons Co.	71,330	839,554
Republic Services, Inc.	102,835	2,721,014
Rollins, Inc.	21,000	469,770
Schawk, Inc.	700	8,890
Stericycle, Inc.*	29,700	2,722,599
Sykes Enterprises, Inc.*	23,790	379,688
Tetra Tech, Inc.*	22,100	576,368
U.S. Ecology, Inc.	520	9,225
UniFirst Corp.	180	11,475
Viad Corp.	930	18,600
Waste Connections, Inc.	37,550	1,123,496
Waste Management, Inc.	155,290	5,186,686

		26,050,755

Construction & Engineering (0.3%)
AECOM Technology Corp.*	40,800	671,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Aegion Corp.*	750	$13,417
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	38,200	1,450,072
EMCOR Group, Inc.	25,100	698,282
Fluor Corp.	59,060	2,914,020
Jacobs Engineering Group, Inc.*	44,400	1,680,984
KBR, Inc.	48,800	1,205,848
Layne Christensen Co.*	440	9,104
MasTec, Inc.*	18,700	281,248
Northwest Pipe Co.*	250	6,065
Orion Marine Group, Inc.*	30	209
Pike Electric Corp.*	1,190	9,187
Quanta Services, Inc.*	80,850	1,946,059
Shaw Group, Inc.*	31,880	870,643
URS Corp.	26,600	927,808

		12,684,106

Electrical Equipment (0.7%)
Acuity Brands, Inc.	17,600	896,016
AMETEK, Inc.	56,450	2,817,420
Babcock & Wilcox Co.*	37,600	921,200
Belden, Inc.	17,100	570,285
Brady Corp., Class A	15,800	434,658
Cooper Industries plc	54,600	3,722,628
Emerson Electric Co.	237,707	11,072,392
EnerSys*	19,900	697,893
Franklin Electric Co., Inc.	7,500	383,475
FuelCell Energy, Inc.*	510	515
Generac Holdings, Inc.*	3,705	89,142
General Cable Corp.*	16,700	433,198
GrafTech International Ltd.*	43,800	422,670
Hubbell, Inc., Class B	19,300	1,504,242
II-VI, Inc.*	17,000	283,390
LSI Industries, Inc.	250	1,780
Polypore International, Inc.*	13,200	533,148
Powell Industries, Inc.*	290	10,835
Regal-Beloit Corp.	13,900	865,414
Rockwell Automation, Inc.	47,100	3,111,426
Roper Industries, Inc.	32,350	3,189,063
Vicor Corp.	280	1,943

		31,962,733

Industrial Conglomerates (2.3%)
3M Co.	223,529	20,028,198
Carlisle Cos., Inc.	23,000	1,219,460
Danaher Corp.	174,678	9,097,230
General Electric Co.	3,319,531	69,179,026
Raven Industries, Inc.	5,800	403,622
Seaboard Corp.*	200	426,596
Standex International Corp.	380	16,177
Tyco International Ltd.	150,300	7,943,355

		108,313,664

Machinery (2.2%)
Actuant Corp., Class A	23,500	638,260
AGCO Corp.*	35,200	1,609,696
Altra Holdings, Inc.	710	11,204
American Railcar Industries, Inc.*	80	2,168
Barnes Group, Inc.	18,000	437,220
Cascade Corp.	270	12,703
Caterpillar, Inc.	204,910	17,398,908
Chart Industries, Inc.*	10,080	693,101

CLARCOR, Inc.	21,900	$1,054,704
CNH Global N.V.*	9,100	353,626
Colfax Corp.*	14,630	403,349
Crane Co.	18,600	676,668
Cummins, Inc.	62,760	6,082,072
Deere & Co.	123,940	10,023,028
Donaldson Co., Inc.	47,800	1,595,086
Dover Corp.	62,990	3,376,894
Eaton Corp.	109,100	4,323,633
Flowserve Corp.	20,180	2,315,655
Gardner Denver, Inc.	17,300	915,343
Graco, Inc.	25,160	1,159,373
Graham Corp.	210	3,910
Harsco Corp.	30,400	619,552
IDEX Corp.	30,740	1,198,245
Illinois Tool Works, Inc.	139,510	7,378,684
Ingersoll-Rand plc	100,000	4,218,000
ITT Corp.	30,425	535,480
Joy Global, Inc.	33,780	1,916,339
Kadant, Inc.*	470	11,021
Kennametal, Inc.	26,190	868,199
L.B. Foster Co., Class A	400	11,444
Lincoln Electric Holdings, Inc.	27,760	1,215,610
Manitowoc Co., Inc.	46,900	548,730
Met-Pro Corp.	100	921
Middleby Corp.*	6,000	597,660
Mueller Industries, Inc.	13,600	579,224
Mueller Water Products, Inc., Class A	3,270	11,314
Navistar International Corp.*	26,900	763,153
Nordson Corp.	20,060	1,028,877
Oshkosh Corp.*	33,900	710,205
PACCAR, Inc.	117,630	4,609,920
Pall Corp.	42,000	2,302,020
Parker Hannifin Corp.	49,610	3,814,017
Pentair, Inc.	37,300	1,427,844
Rexnord Corp.*	2,184	43,767
Robbins & Myers, Inc.	14,443	604,006
Sauer-Danfoss, Inc.	7,100	248,003
Snap-on, Inc.	18,600	1,157,850
SPX Corp.	18,900	1,234,548
Stanley Black & Decker, Inc.	54,435	3,503,437
Sun Hydraulics Corp.	825	20,039
Terex Corp.*	48,030	856,375
Timken Co.	28,140	1,288,531
Toro Co.	9,720	712,379
Trinity Industries, Inc.	36,070	901,029
Twin Disc, Inc.	40	740
Valmont Industries, Inc.	7,700	931,469
Wabtec Corp.	15,700	1,224,757
Watts Water Technologies, Inc., Class A	9,600	320,064
Woodward, Inc.	23,030	908,303
Xylem, Inc.	60,850	1,531,594

		102,939,951

Marine (0.0%)
Alexander & Baldwin, Inc.	18,080	962,760
Eagle Bulk Shipping, Inc.*	9,075	28,677
Kirby Corp.*	17,750	835,670

		1,827,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.3%)
Acacia Research Corp.*	14,500	$539,980
Advisory Board Co.*	11,680	579,211
CBIZ, Inc.*	52,020	308,999
Corporate Executive Board Co.	11,800	482,384
Dun & Bradstreet Corp.	18,500	1,316,645
Equifax, Inc.	41,720	1,944,152
Exponent, Inc.*	470	24,830
FTI Consulting, Inc.*	21,500	618,125
Hill International, Inc.*	850	2,720
IHS, Inc., Class A*	16,200	1,745,226
Kforce, Inc.*	780	10,499
Manpower, Inc.	26,380	966,827
Nielsen Holdings N.V.*	31,493	825,746
On Assignment, Inc.*	770	12,289
Resources Connection, Inc.	27,650	340,095
Robert Half International, Inc.	48,160	1,375,931
Towers Watson & Co., Class A	17,900	1,072,210
Verisk Analytics, Inc., Class A*	39,883	1,964,637

		14,130,506

Road & Rail (0.9%)
Arkansas Best Corp.	16,890	212,814
Avis Budget Group, Inc.*	37,290	566,808
Con-way, Inc.	19,100	689,701
CSX Corp.	327,150	7,315,074
Dollar Thrifty Automotive Group, Inc.*	10,800	874,368
Genesee & Wyoming, Inc., Class A*	14,700	776,748
Heartland Express, Inc.	29,400	420,714
Hertz Global Holdings, Inc.*	73,200	936,960
J.B. Hunt Transport Services, Inc.	28,850	1,719,460
Kansas City Southern	37,850	2,632,846
Landstar System, Inc.	15,650	809,418
Norfolk Southern Corp.	105,370	7,562,405
Old Dominion Freight Line, Inc.*	14,500	627,705
Ryder System, Inc.	16,900	608,569
Swift Transportation Co.*	36,800	347,760
Union Pacific Corp.	153,747	18,343,555
Werner Enterprises, Inc.	16,000	382,240

		44,827,145

Trading Companies & Distributors (0.3%)
Air Lease Corp.*	2,453	47,564
Applied Industrial Technologies, Inc.	15,500	571,175
Beacon Roofing Supply, Inc.*	14,500	365,690
DXP Enterprises, Inc.*	230	9,543
Fastenal Co.	92,800	3,740,768
GATX Corp.	21,500	827,750
H&E Equipment Services, Inc.*	750	11,272
Houston Wire & Cable Co.	910	9,946
Interline Brands, Inc.*	180	4,513
MRC Global, Inc.*	3,577	76,118
MSC Industrial Direct Co., Inc., Class A	16,500	1,081,575
United Rentals, Inc.*	27,722	943,657
W.W. Grainger, Inc.	19,350	3,700,494
Watsco, Inc.	12,210	901,098

WESCO International, Inc.*	15,220	$875,911

		13,167,074

Total Industrials		521,456,958

Information Technology (18.9%)
Communications Equipment (1.7%)
Acme Packet, Inc.*	16,510	307,911
ADTRAN, Inc.	23,500	709,465
Arris Group, Inc.*	41,000	570,310
Aruba Networks, Inc.*	27,400	412,370
Black Box Corp.	16,060	460,922
Brocade Communications Systems, Inc.*	144,160	710,709
Ciena Corp.*	31,400	514,018
Cisco Systems, Inc.	1,717,039	29,481,560
Comverse Technology, Inc.*	7,977	46,426
EchoStar Corp., Class A*	13,900	367,238
Emulex Corp.*	300	2,160
Extreme Networks, Inc.*	423	1,455
F5 Networks, Inc.*	25,800	2,568,648
Finisar Corp.*	28,100	420,376
Harmonic, Inc.*	77,400	329,724
Harris Corp.	39,040	1,633,824
Infinera Corp.*	56,500	386,460
InterDigital, Inc.	14,200	419,042
Ixia*	1,220	14,664
JDS Uniphase Corp.*	76,350	839,850
Juniper Networks, Inc.*	186,200	3,036,922
Loral Space & Communications, Inc.	748	50,378
Motorola Solutions, Inc.	82,896	3,988,126
NETGEAR, Inc.*	12,100	417,571
Oplink Communications, Inc.*	210	2,841
Plantronics, Inc.	17,400	581,160
Polycom, Inc.*	58,600	616,472
Powerwave Technologies, Inc.*	379	275
QUALCOMM, Inc.	527,998	29,398,929
Riverbed Technology, Inc.*	47,200	762,280
Symmetricom, Inc.*	340	2,037
Tellabs, Inc.	155,160	516,683
Ubiquiti Networks, Inc.*	14,700	209,475
ViaSat, Inc.*	12,200	460,794

		80,241,075

Computers & Peripherals (4.6%)
3D Systems Corp.*	13,220	451,331
Apple, Inc.*	290,467	169,632,728
Avid Technology, Inc.*	29,200	216,956
Dell, Inc.*	484,644	6,067,743
Diebold, Inc.	27,650	1,020,561
EMC Corp.*	657,990	16,864,284
Fusion-io, Inc.*	12,522	261,585
Hewlett-Packard Co.	625,532	12,579,448
Imation Corp.*	1,210	7,151
Intermec, Inc.*	33,700	208,940
Lexmark International, Inc., Class A	29,690	789,160
NCR Corp.*	60,600	1,377,438
NetApp, Inc.*	120,750	3,842,265
QLogic Corp.*	33,700	461,353
SanDisk Corp.*	78,790	2,874,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Silicon Graphics International Corp.*	210	$1,348
Synaptics, Inc.*	10,300	294,889
Western Digital Corp.*	75,070	2,288,134

		219,239,573

Electronic Equipment, Instruments & Components (0.6%)
Agilysys, Inc.*	120	1,040
Amphenol Corp., Class A	56,526	3,104,408
Anixter International, Inc.	13,400	710,870
Arrow Electronics, Inc.*	44,604	1,463,457
Avnet, Inc.*	50,520	1,559,047
AVX Corp.	28,000	299,320
Cognex Corp.	14,900	471,585
Corning, Inc.	501,594	6,485,611
CTS Corp.	1,260	11,869
Daktronics, Inc.	480	3,317
Dolby Laboratories, Inc., Class A*	20,200	834,260
Electro Scientific Industries, Inc.	620	7,328
FEI Co.*	13,100	626,704
FLIR Systems, Inc.	59,200	1,154,400
Ingram Micro, Inc., Class A*	53,200	929,404
IPG Photonics Corp.*	9,100	396,669
Itron, Inc.*	15,310	631,385
Jabil Circuit, Inc.	68,100	1,384,473
Littelfuse, Inc.	8,600	489,254
Molex, Inc.	50,300	1,204,182
National Instruments Corp.	35,700	958,902
Newport Corp.*	1,260	15,145
OSI Systems, Inc.*	6,000	380,040
Park Electrochemical Corp.	370	9,576
Plexus Corp.*	11,400	321,480
Pulse Electronics Corp.	847	1,669
SYNNEX Corp.*	1,274	43,940
Tech Data Corp.*	19,500	939,315
Trimble Navigation Ltd.*	38,700	1,780,587
Universal Display Corp.*	10,500	377,370
Vishay Intertechnology, Inc.*	62,600	590,318

		27,186,925

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	63,800	2,025,650
Ancestry.com, Inc.*	13,800	379,914
AOL, Inc.*	30,856	866,436
Bankrate, Inc.*	2,324	42,738
Bazaarvoice, Inc.*	18,800	342,160
comScore, Inc.*	70	1,152
CoStar Group, Inc.*	8,635	701,162
DealerTrack Holdings, Inc.*	13,300	400,463
Digital River, Inc.*	16,500	274,230
eBay, Inc.*	366,370	15,391,204
Equinix, Inc.*	16,300	2,863,095
ExactTarget, Inc.*	15,491	338,633
Facebook, Inc., Class A*	131,200	4,082,944
Google, Inc., Class A*	79,388	46,050,597
IAC/InterActiveCorp	24,850	1,133,160
j2 Global, Inc.	1,706	45,073
LinkedIn Corp., Class A*	8,561	909,777
Liquidity Services, Inc.*	5,900	302,021
Marchex, Inc., Class B	840	3,032
Monster Worldwide, Inc.*	47,700	405,450

NIC, Inc.	60	$762
OpenTable, Inc.*	5,500	247,555
Perficient, Inc.*	320	3,594
Rackspace Hosting, Inc.*	36,700	1,612,598
Stamps.com, Inc.*	770	18,996
United Online, Inc.	58,100	245,182
ValueClick, Inc.*	26,000	426,140
VeriSign, Inc.*	55,750	2,429,028
VistaPrint N.V.*	16,500	532,950
Vocus, Inc.*	400	7,440
Yahoo!, Inc.*	384,150	6,081,095
Yelp, Inc.*	2,068	47,006

		88,211,237

IT Services (3.7%)
Accenture plc, Class A	206,000	12,378,540
Alliance Data Systems Corp.*	16,900	2,281,500
Amdocs Ltd.*	56,210	1,670,561
Automatic Data Processing, Inc.	160,828	8,951,686
Booz Allen Hamilton Holding Corp.	22,000	336,160
Broadridge Financial Solutions, Inc.	40,810	868,029
CACI International, Inc., Class A*	970	53,369
Cardtronics, Inc.*	14,100	425,961
Cognizant Technology Solutions Corp., Class A*	100,550	6,033,000
Computer Sciences Corp.	56,240	1,395,877
Convergys Corp.	37,300	550,921
CoreLogic, Inc.*	39,300	719,583
DST Systems, Inc.	11,580	628,910
ExlService Holdings, Inc.*	390	9,610
Fidelity National Information Services, Inc.	84,025	2,863,572
Fiserv, Inc.*	48,338	3,490,970
FleetCor Technologies, Inc.*	10,300	360,912
Gartner, Inc.*	32,200	1,386,210
Genpact Ltd.*	41,700	693,471
Global Cash Access Holdings, Inc.*	1,320	9,517
Global Payments, Inc.	30,900	1,335,807
Hackett Group, Inc.*	80	446
Heartland Payment Systems, Inc.	12,100	363,968
Higher One Holdings, Inc.*	20,700	252,954
iGATE Corp.*	880	14,978
International Business Machines Corp.	366,562	71,692,196
Jack Henry & Associates, Inc.	30,730	1,060,800
Lender Processing Services, Inc.	35,800	905,024
ManTech International Corp., Class A	11,200	262,864
Mastercard, Inc., Class A	34,200	14,709,762
MAXIMUS, Inc.	12,400	641,700
ModusLink Global Solutions, Inc.*	210	628
NeuStar, Inc., Class A*	21,290	711,086
Paychex, Inc.	106,810	3,354,902
SAIC, Inc.	116,950	1,417,434
Sapient Corp.	34,200	344,394

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

ServiceSource International, Inc.*	23,400	$324,090
Syntel, Inc.	748	45,403
TeleTech Holdings, Inc.*	23,050	368,800
Teradata Corp.*	55,860	4,022,479
Total System Services, Inc.	62,200	1,488,446
Unisys Corp.*	15,096	295,127
Vantiv, Inc., Class A*	1,868	43,506
VeriFone Systems, Inc.*	29,900	989,391
Visa, Inc., Class A	165,550	20,466,946
Western Union Co.	198,060	3,335,330
Wright Express Corp.*	14,500	894,940

		174,451,760

Office Electronics (0.1%)
Xerox Corp.	465,681	3,664,910
Zebra Technologies Corp., Class A*	17,800	611,608

		4,276,518

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	232,600	1,332,798
Altera Corp.	111,350	3,768,084
Analog Devices, Inc.	99,070	3,731,967
Applied Materials, Inc.	431,656	4,946,778
Atmel Corp.*	163,000	1,092,100
ATMI, Inc.*	880	18,102
Avago Technologies Ltd.	66,196	2,376,436
Broadcom Corp., Class A*	177,270	5,991,726
Cabot Microelectronics Corp.	7,600	221,996
Cavium, Inc.*	16,300	456,400
Cirrus Logic, Inc.*	24,500	732,060
Cree, Inc.*	38,900	998,563
Cymer, Inc.*	10,700	630,765
Cypress Semiconductor Corp.*	60,100	794,522
Diodes, Inc.*	480	9,010
DSP Group, Inc.*	640	4,058
Entegris, Inc.*	44,140	376,956
Exar Corp.*	1,400	11,424
Fairchild Semiconductor International, Inc.*	45,500	641,550
First Solar, Inc.*	21,350	321,531
Freescale Semiconductor Ltd.*	25,300	259,325
GT Advanced Technologies, Inc.*	42,700	225,456
Hittite Microwave Corp.*	14,400	736,128
Intel Corp.	1,565,390	41,717,643
International Rectifier Corp.*	33,800	675,662
Intersil Corp., Class A	46,800	498,420
IXYS Corp.*	700	7,819
KLA-Tencor Corp.	54,680	2,692,990
Kulicke & Soffa Industries, Inc.*	540	4,817
Lam Research Corp.*	70,475	2,659,726
Linear Technology Corp.	78,450	2,457,838
LSI Corp.*	185,000	1,178,450
Marvell Technology Group Ltd.	176,630	1,992,386
Maxim Integrated Products, Inc.	95,750	2,455,030
MEMC Electronic Materials, Inc.*	100,270	217,586
Microchip Technology, Inc.	66,400	2,196,512
Micron Technology, Inc.*	279,470	1,763,456
Microsemi Corp.*	31,400	580,586

MKS Instruments, Inc.	17,300	$500,489
NVIDIA Corp.*	216,360	2,990,095
OmniVision Technologies, Inc.*	19,350	258,516
ON Semiconductor Corp.*	162,500	1,153,750
Pericom Semiconductor Corp.*	1,210	10,890
PMC-Sierra, Inc.*	77,400	475,236
Power Integrations, Inc.	9,100	339,430
RF Micro Devices, Inc.*	11,378	48,356
Semtech Corp.*	22,600	549,632
Silicon Laboratories, Inc.*	13,440	509,376
Skyworks Solutions, Inc.*	70,934	1,941,464
Standard Microsystems Corp.*	30	1,107
SunPower Corp.*	36,850	177,248
Supertex, Inc.*	430	8,105
Teradyne, Inc.*	61,310	862,019
Tessera Technologies, Inc.	22,000	338,140
Texas Instruments, Inc.	369,090	10,589,192
Veeco Instruments, Inc.*	15,300	525,708
Volterra Semiconductor Corp.*	80	1,876
Xilinx, Inc.	89,500	3,004,515

		115,061,800

Software (3.9%)
Accelrys, Inc.*	366	2,961
ACI Worldwide, Inc.*	12,500	552,625
Activision Blizzard, Inc.	143,500	1,720,565
Adobe Systems, Inc.*	165,396	5,353,868
Advent Software, Inc.*	14,000	379,540
ANSYS, Inc.*	28,900	1,823,879
Ariba, Inc.*	31,900	1,427,844
Aspen Technology, Inc.*	32,500	752,375
Autodesk, Inc.*	73,050	2,556,019
Blackbaud, Inc.	14,700	377,349
BMC Software, Inc.*	58,500	2,496,780
Bottomline Technologies, Inc.*	220	3,971
CA, Inc.	124,946	3,384,787
Cadence Design Systems, Inc.*	112,030	1,231,210
Citrix Systems, Inc.*	62,150	5,216,871
CommVault Systems, Inc.*	15,300	758,421
Compuware Corp.*	85,050	790,114
Concur Technologies, Inc.*	14,000	953,400
Electronic Arts, Inc.*	111,900	1,381,965
EPIQ Systems, Inc.	30,400	372,400
FactSet Research Systems, Inc.	17,100	1,589,274
Fair Isaac Corp.	13,100	553,868
Fortinet, Inc.*	40,400	938,088
Guidewire Software, Inc.*	6,023	169,367
Informatica Corp.*	37,700	1,596,972
Intuit, Inc.	98,262	5,831,850
JDA Software Group, Inc.*	14,000	415,660
Jive Software, Inc.*	17,700	371,523
Kenexa Corp.*	870	25,256
Manhattan Associates, Inc.*	790	36,111
Mentor Graphics Corp.*	37,800	567,000
MICROS Systems, Inc.*	30,400	1,556,480
Microsoft Corp.	2,345,450	71,747,315
MicroStrategy, Inc., Class A*	338	43,893
NetSuite, Inc.*	8,900	487,453
Nuance Communications, Inc.*	84,490	2,012,552
Oracle Corp.	1,203,426	35,741,752
Parametric Technology Corp.*	51,050	1,070,008
Pegasystems, Inc.	6,420	211,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Progress Software Corp.*	22,200	$463,314
QLIK Technologies, Inc.*	23,900	528,668
Quest Software, Inc.*	23,100	643,335
RealPage, Inc.*	14,600	338,136
Red Hat, Inc.*	63,400	3,580,832
Rovi Corp.*	41,550	815,211
Salesforce.com, Inc.*	42,600	5,889,876
SeaChange International, Inc.*	800	6,584
SolarWinds, Inc.*	19,400	845,064
Solera Holdings, Inc.	21,110	882,187
Sourcefire, Inc.*	9,100	467,740
Splunk, Inc.*	8,295	233,089
SS&C Technologies Holdings, Inc.*	1,480	37,000
Symantec Corp.*	238,590	3,485,800
Synchronoss Technologies, Inc.*	12,710	234,754
Synopsys, Inc.*	48,120	1,416,172
Take-Two Interactive Software, Inc.*	25,400	240,284
TIBCO Software, Inc.*	60,140	1,799,389
TiVo, Inc.*	39,400	325,838
Tyler Technologies, Inc.*	1,098	44,304
Ultimate Software Group, Inc.*	8,500	757,520
VirnetX Holding Corp.*	13,700	482,925
VMware, Inc., Class A*	27,800	2,530,912
Zynga, Inc., Class A*	38,500	209,440

		182,761,472

Total Information Technology		891,430,360

Materials (3.9%)
Chemicals (2.5%)
A. Schulman, Inc.	470	9,330
Air Products and Chemicals, Inc.	69,780	5,633,339
Airgas, Inc.	21,400	1,797,814
Albemarle Corp.	29,800	1,777,272
Ashland, Inc.	25,564	1,771,841
Balchem Corp.	9,600	313,056
Cabot Corp.	29,200	1,188,440
Celanese Corp.	52,600	1,821,012
CF Industries Holdings, Inc.	21,202	4,107,675
Chemtura Corp.*	31,600	458,200
Cytec Industries, Inc.	18,500	1,084,840
Dow Chemical Co.	376,680	11,865,420
E.I. du Pont de Nemours & Co.	295,240	14,930,287
Eastman Chemical Co.	45,520	2,292,842
Ecolab, Inc.	93,237	6,389,532
Ferro Corp.*	600	2,880
FMC Corp.	45,900	2,454,732
H.B. Fuller Co.	16,100	494,270
Huntsman Corp.	61,000	789,340
International Flavors & Fragrances, Inc.	27,100	1,485,080
Intrepid Potash, Inc.*	16,500	375,540
LSB Industries, Inc.*	580	17,928
LyondellBasell Industries N.V., Class A	106,200	4,276,674
Minerals Technologies, Inc.	5,700	363,546
Monsanto Co.	166,200	13,758,036
Mosaic Co.	93,430	5,116,227
NewMarket Corp.	3,300	714,780

Olin Corp.	29,800	$622,522
PolyOne Corp.	31,700	433,656
PPG Industries, Inc.	49,800	5,284,776
Praxair, Inc.	95,500	10,383,715
Rockwood Holdings, Inc.	19,730	875,025
RPM International, Inc.	49,050	1,334,160
Scotts Miracle-Gro Co., Class A	19,400	797,728
Sensient Technologies Corp.	20,600	756,638
Sherwin-Williams Co.	29,700	3,930,795
Sigma-Aldrich Corp.	40,300	2,979,379
Solutia, Inc.	45,900	1,287,495
Spartech Corp.*	1,320	6,824
Valspar Corp.	31,700	1,663,933
W.R. Grace & Co.*	27,500	1,387,375
Westlake Chemical Corp.	841	43,951

		117,077,905

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	537,696
Martin Marietta Materials, Inc.	17,700	1,395,114
Texas Industries, Inc.	100	3,901
Vulcan Materials Co.	48,700	1,933,877

		3,870,588

Containers & Packaging (0.3%)
AptarGroup, Inc.	22,000	1,123,100
Ball Corp.	56,000	2,298,800
Bemis Co., Inc.	42,300	1,325,682
Crown Holdings, Inc.*	56,066	1,933,716
Greif, Inc., Class A	14,800	606,800
Myers Industries, Inc.	1,070	18,361
Owens-Illinois, Inc.*	61,850	1,185,665
Packaging Corp. of America	33,700	951,688
Rock-Tenn Co., Class A	23,500	1,281,925
Sealed Air Corp.	69,960	1,080,183
Silgan Holdings, Inc.	20,400	870,876
Sonoco Products Co.	32,660	984,699

		13,661,495

Metals & Mining (0.9%)
Alcoa, Inc.	342,450	2,996,437
Allegheny Technologies, Inc.	35,260	1,124,441
Allied Nevada Gold Corp.*	29,600	840,048
Carpenter Technology Corp.	14,900	712,816
Century Aluminum Co.*	33,800	247,754
Cliffs Natural Resources, Inc.	48,640	2,397,466
Coeur d’Alene Mines Corp.*	33,300	584,748
Commercial Metals Co.	49,390	624,290
Compass Minerals International, Inc.	12,400	945,872
Freeport-McMoRan Copper & Gold, Inc.	297,400	10,132,418
Globe Specialty Metals, Inc.	24,700	331,721
Hecla Mining Co.	87,500	415,625
Molycorp, Inc.*	20,500	441,775
Newmont Mining Corp.	155,500	7,543,305
Nucor Corp.	106,420	4,033,318
Olympic Steel, Inc.	720	11,822
Reliance Steel & Aluminum Co.	28,100	1,419,050
Royal Gold, Inc.	18,000	1,411,200
Schnitzer Steel Industries, Inc., Class A	7,800	218,556

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Southern Copper Corp.	62,998	$1,985,067
Steel Dynamics, Inc.	71,300	837,775
SunCoke Energy, Inc.*	18,831	275,874
Tahoe Resources, Inc.*	25,200	350,028
Thompson Creek Metals Co., Inc.*	5,046	16,097
Titanium Metals Corp.	26,900	304,239
United States Steel Corp.	51,590	1,062,754
Universal Stainless & Alloy Products, Inc.*	40	1,644
Walter Energy, Inc.	22,000	971,520

		42,237,660

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	10,650	363,378
Domtar Corp.	14,540	1,115,363
International Paper Co.	147,650	4,268,562
Louisiana-Pacific Corp.*	42,500	462,400
MeadWestvaco Corp.	60,600	1,742,250
Neenah Paper, Inc.	160	4,270

		7,956,223

Total Materials		184,803,871

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.5%)
AboveNet, Inc.*	8,200	688,800
AT&T, Inc.	1,859,885	66,323,499
CenturyLink, Inc.	196,979	7,778,701
Frontier Communications Corp.	374,990	1,436,212
Level 3 Communications, Inc.*	50,446	1,117,379
Lumos Networks Corp.	10,100	95,445
tw telecom, Inc.*	57,400	1,472,884
Verizon Communications, Inc.	886,440	39,393,393
Windstream Corp.	203,711	1,967,848

		120,274,161

Wireless Telecommunication Services (0.3%)
Clearwire Corp., Class A*	308,300	345,296
Crown Castle International Corp.*	97,750	5,734,015
MetroPCS Communications, Inc.*	108,050	653,703
NII Holdings, Inc.*	61,300	627,099
NTELOS Holdings Corp.	10,100	190,385
SBA Communications Corp., Class A*	37,500	2,139,375
Sprint Nextel Corp.*	1,013,325	3,303,439
Telephone & Data Systems, Inc.	34,686	738,465
U.S. Cellular Corp.*	1,156	44,645

		13,776,422

Total Telecommunication Services		134,050,583

Utilities (3.7%)
Electric Utilities (2.0%)
ALLETE, Inc.	10,500	438,900
American Electric Power Co., Inc.	148,170	5,911,983
Cleco Corp.	16,100	673,463
Duke Energy Corp.	423,900	9,775,134

Edison International	100,160	$4,627,392
El Paso Electric Co.	13,900	460,924
Entergy Corp.	56,900	3,862,941
Exelon Corp.	261,756	9,847,261
FirstEnergy Corp.	128,604	6,326,031
Great Plains Energy, Inc.	51,600	1,104,756
Hawaiian Electric Industries, Inc.	34,200	975,384
IDACORP, Inc.	20,050	843,704
ITC Holdings Corp.	14,700	1,012,977
NextEra Energy, Inc.	132,050	9,086,361
Northeast Utilities	103,009	3,997,779
NV Energy, Inc.	67,400	1,184,892
OGE Energy Corp.	30,300	1,569,237
Pepco Holdings, Inc.	69,250	1,355,222
Pinnacle West Capital Corp.	32,500	1,681,550
PNM Resources, Inc.	28,700	560,798
Portland General Electric Co.	28,500	759,810
PPL Corp.	187,950	5,226,889
Progress Energy, Inc.	94,720	5,699,302
Southern Co.	268,650	12,438,495
UIL Holdings Corp.	18,500	663,410
UNS Energy Corp.	12,200	468,602
Westar Energy, Inc.	43,900	1,314,805
Xcel Energy, Inc.	150,480	4,275,137

		96,143,139

Gas Utilities (0.3%)
AGL Resources, Inc.	38,283	1,483,466
Atmos Energy Corp.	25,200	883,764
National Fuel Gas Co.	28,900	1,357,722
New Jersey Resources Corp.	18,100	789,341
Northwest Natural Gas Co.	8,400	399,840
ONEOK, Inc.	64,600	2,733,226
Piedmont Natural Gas Co., Inc.	19,900	640,581
Questar Corp.	66,200	1,380,932
South Jersey Industries, Inc.	12,100	616,737
Southwest Gas Corp.	17,200	750,780
UGI Corp.	33,850	996,206
WGL Holdings, Inc.	19,100	759,225

		12,791,820

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	205,495	2,636,501
Atlantic Power Corp.	36,800	471,408
Calpine Corp.*	116,500	1,923,415
GenOn Energy, Inc.*	272,790	466,471
NRG Energy, Inc.*	81,650	1,417,444

		6,915,239

Multi-Utilities (1.2%)
Alliant Energy Corp.	34,800	1,585,836
Ameren Corp.	77,000	2,582,580
Avista Corp.	19,200	512,640
Black Hills Corp.	13,000	418,210
CenterPoint Energy, Inc.	134,050	2,770,814
CMS Energy Corp.	86,900	2,042,150
Consolidated Edison, Inc.	89,800	5,584,662
Dominion Resources, Inc.	178,750	9,652,500
DTE Energy Co.	52,800	3,132,624
Integrys Energy Group, Inc.	22,800	1,296,636
MDU Resources Group, Inc.	55,850	1,206,919

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

NiSource, Inc.	92,700	$2,294,325
NorthWestern Corp.	11,500	422,050
PG&E Corp.	130,520	5,908,640
Public Service Enterprise Group, Inc.	164,800	5,356,000
SCANA Corp.	38,550	1,844,232
Sempra Energy	76,990	5,303,071
TECO Energy, Inc.	80,850	1,460,151
Vectren Corp.	30,700	906,264
Wisconsin Energy Corp.	74,100	2,932,137

		57,212,441

Water Utilities (0.1%)
American Water Works Co., Inc.	54,200	$1,857,976
Aqua America, Inc.	53,850	1,344,096

		3,202,072

Total Utilities		176,264,711

Total Investments (99.4%) (Cost $3,566,394,032)		4,688,246,927
Other Assets Less Liabilities (0.6%)		28,799,016

Net Assets (100%)		$4,717,045,943

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,184,420.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	24	September-12	$1,816,605	$1,908,960	$92,355
S&P 500 E-Mini Index	201	September-12	13,165,809	13,631,820	466,011

					$558,366

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$565,100,407	$—	$—	$565,100,407
Consumer Staples	454,543,267	—	—	454,543,267
Energy	460,011,406	—	—	460,011,406
Financials	738,830,941	—	—	738,830,941
Health Care	561,754,423	—	—	561,754,423
Industrials	521,456,958	—	—	521,456,958
Information Technology	891,430,360	—	—	891,430,360
Materials	184,803,871	—	—	184,803,871
Telecommunication Services	134,050,583	—	—	134,050,583
Utilities	176,264,711	—	—	176,264,711
Futures	558,366	—	—	558,366

Total Assets	$4,688,805,293	$—	$—	$4,688,805,293

Total Liabilities	$—	$—	$—	$—

Total	$4,688,805,293	$—	$—	$4,688,805,293

(a) A Security with a market value of $709,465 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary††	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	795
Purchases	—	—
Sales	—	(795)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$—

††	Shares received through corporate action and have $0 market value, that have transferred out of being classified as a Level 3 security.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	558,366	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$558,366

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,068,714	—	—	2,068,714
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,068,714	$—	$—	$2,068,714

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	732,756	—	—	732,756
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$732,756	$—	$—	$732,756

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $21,657,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$69,168,460
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$287,486,237

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,558,351,007
Aggregate gross unrealized depreciation	(488,765,024)

Net unrealized appreciation	$1,069,585,983

Federal income tax cost of investments	$3,618,660,944

The Portfolio has a net capital loss carryforward of $2,059,052,953 of which $374,661,932 expires in the year 2016 and $1,684,391,021 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $3,566,394,032)	$4,688,246,927
Cash	19,941,876
Receivable for securities sold	19,066,282
Dividends, interest and other receivables	6,129,202
Receivable from Separate Accounts for Trust shares sold	806,501
Due from broker for futures variation margin	398,101
Other assets	46,570

Total assets	4,734,635,459

LIABILITIES
Payable for securities purchased	12,162,024
Payable to Separate Accounts for Trust shares redeemed	2,751,408
Investment management fees payable	1,313,761
Distribution fees payable - Class IA	704,002
Administrative fees payable	384,369
Distribution fees payable - Class IB	237,895
Trustees’ fees payable	13,934
Accrued expenses	22,123

Total liabilities	17,589,516

NET ASSETS	$4,717,045,943

Net assets were comprised of:
Paid in capital	$5,597,554,075
Accumulated undistributed net investment income (loss)	34,714,093
Accumulated undistributed net realized gain (loss) on investments and futures	(2,037,633,486)
Net unrealized appreciation (depreciation) on investments and futures	1,122,411,261

Net assets	$4,717,045,943

Class IA
Net asset value, offering and redemption price per share, $3,525,430,934 / 203,104,067 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.36

Class IB
Net asset value, offering and redemption price per share, $1,191,615,009 / 69,015,260 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.27

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $26,995 foreign withholding tax)	$48,827,783
Interest	10,867

Total income	48,838,650

EXPENSES
Investment management fees	8,308,824
Distribution fees - Class IA	4,455,710
Administrative fees	2,438,633
Distribution fees - Class IB	1,507,488
Printing and mailing expenses	342,351
Professional fees	69,540
Trustees’ fees	67,541
Custodian fees	39,285
Miscellaneous	52,182

Total expenses	17,281,554

NET INVESTMENT INCOME (LOSS)	31,557,096

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	73,955,733
Futures	2,068,714

Net realized gain (loss)	76,024,447

Change in unrealized appreciation (depreciation) on:
Securities	297,911,264
Futures	732,756

Net change in unrealized appreciation (depreciation)	298,644,020

NET REALIZED AND UNREALIZED GAIN (LOSS)	374,668,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$406,225,563

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$31,557,096	$70,543,891
Net realized gain (loss) on investments and futures	76,024,447	170,605,473
Net change in unrealized appreciation (depreciation) on investments and futures	298,644,020	(197,783,704)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	406,225,563	43,365,660

DIVIDENDS:
Dividends from net investment income
Class IA	—	(53,850,806)
Class IB	—	(15,313,588)

TOTAL DIVIDENDS	—	(69,164,394)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 998,571 and 2,949,079 shares, respectively ]	17,194,483	47,390,757
Capital shares issued in reinvestment of dividends [ 0 and 3,499,858 shares, respectively ]	—	53,850,806
Capital shares repurchased [ (12,617,918) and (29,622,414) shares, respectively ]	(217,098,466)	(483,806,421)

Total Class IA transactions	(199,903,983)	(382,564,858)

Class IB
Capital shares sold [ 1,275,123 and 2,991,975 shares, respectively ]	21,732,763	48,363,936
Capital shares issued in reinvestment of dividends [ 0 and 1,000,449 shares, respectively ]	—	15,313,588
Capital shares repurchased [ (4,975,647) and (12,460,345) shares, respectively ]	(85,268,775)	(202,359,785)

Total Class IB transactions	(63,536,012)	(138,682,261)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(263,439,995)	(521,247,119)

TOTAL INCREASE (DECREASE) IN NET ASSETS	142,785,568	(547,045,853)
NET ASSETS:
Beginning of period	4,574,260,375	5,121,306,228

End of period (a)	$4,717,045,943	$4,574,260,375

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$34,714,093	$3,156,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO(ee)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$15.94	$16.07	$14.04	$11.11	$20.27	$19.80

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.25 (e)	0.22 (e)	0.24 (e)	0.29 (e)	0.25 (e)
Net realized and unrealized gain (loss) on investments and futures	1.31	(0.13)	2.04	2.94	(9.14)	0.48

Total from investment operations	1.42	0.12	2.26	3.18	(8.85)	0.73

Less distributions:
Dividends from net investment income	—	(0.25)	(0.23)	(0.25)	(0.31)	(0.26)

Net asset value, end of period	$17.36	$15.94	$16.07	$14.04	$11.11	$20.27

Total return (b)	8.91%	0.82%	16.14%	28.68%	(43.67)%	3.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,525,431	$3,421,651	$3,823,474	$3,688,279	$3,168,157	$6,425,334
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.72%	0.47%	0.47%	0.49%	0.46%	0.59%
Before fees paid indirectly (a)	0.72%	0.47%	0.47%	0.49%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.32%	1.50%	1.53%	2.02%	1.79%	1.21%
Before fees paid indirectly (a)	1.32%	1.50%	1.53%	2.02%	1.64%	1.20%
Portfolio turnover rate	1%	5%	10%	4%	83%	44%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008	2007
Net asset value, beginning of period	$15.85	$15.99	$13.96	$11.05	$20.16	$19.69

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.20 (e)	0.18 (e)	0.21 (e)	0.25 (e)	0.19 (e)
Net realized and unrealized gain (loss) on investments and futures	1.31	(0.13)	2.04	2.91	(9.08)	0.49

Total from investment operations	1.42	0.07	2.22	3.12	(8.83)	0.68

Less distributions:
Dividends from net investment income	—	(0.21)	(0.19)	(0.21)	(0.28)	(0.21)

Net asset value, end of period	$17.27	$15.85	$15.99	$13.96	$11.05	$20.16

Total return (b)	8.96%	0.50%	15.93%	28.31%	(43.81)%	3.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,191,615	$1,152,609	$1,297,833	$1,256,746	$1,034,651	$2,090,492
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.72%	0.72%	0.72%	0.74%	0.71%	0.84%
Before fees paid indirectly (a)	0.72%	0.72%	0.72%	0.74%	0.86%	0.85%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.32%	1.25%	1.28%	1.77%	1.54%	0.96%
Before fees paid indirectly (a)	1.32%	1.25%	1.28%	1.77%	1.39%	0.95%
Portfolio turnover rate	1%	5%	10%	4%	83%	44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO(ee)

FINANCIAL HIGHLIGHTS (Continued)

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(ee)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Common Stock Index II Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operation of the EQ/Common Stock Index Portfolio.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2012	% of Net Assets
Government Securities	66.6%
Corporate Bonds	29.3
Investment Companies	3.1
Preferred Stocks	0.0 #
Cash and Other	1.0

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,018.00	$3.62
Hypothetical (5% average return before expenses)	1,000.00	1,021.27	3.63
Class IB
Actual	1,000.00	1,017.00	3.62
Hypothetical (5% average return before expenses)	1,000.00	1,021.27	3.63
Class K
Actual	1,000.00	1,019.00	2.37
Hypothetical (5% average return before expenses)	1,000.00	1,022.51	2.38

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (29.3%)
Consumer Discretionary (1.9%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14	$1,000,000	$1,015,408
5.000%, 3/30/20	819,000	921,701
4.250%, 3/1/21	680,000	731,439

		2,668,548

Automobiles (0.0%)
Daimler Finance N.A. LLC 6.500%, 11/15/13	1,786,000	1,913,312

Hotels, Restaurants & Leisure (0.1%)
Darden Restaurants, Inc.
4.500%, 10/15/21	425,000	441,205
Hyatt Hotels Corp.
3.875%, 8/15/16	250,000	264,566
5.375%, 8/15/21	250,000	273,831
International Game Technology 7.500%, 6/15/19	202,000	240,319
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,215,269
5.350%, 3/1/18	743,000	892,414
5.000%, 2/1/19	750,000	897,525
3.625%, 5/20/21	400,000	439,640
Starbucks Corp. 6.250%, 8/15/17	500,000	600,630
Wyndham Worldwide Corp. 4.250%, 3/1/22	1,000,000	1,005,000
Yum! Brands, Inc.
4.250%, 9/15/15	1,000,000	1,082,089
3.875%, 11/1/20	1,000,000	1,070,879

		8,423,367

Household Durables (0.1%)
Black & Decker Corp. 4.750%, 11/1/14	1,000,000	1,078,388
Newell Rubbermaid, Inc. 4.700%, 8/15/20	1,037,000	1,113,606
Tupperware Brands Corp. 4.750%, 6/1/21	400,000	412,008
Whirlpool Corp.
8.600%, 5/1/14	194,000	215,823
4.850%, 6/15/21	300,000	311,208

		3,131,033

Internet & Catalog Retail (0.0%)
Expedia, Inc.
7.456%, 8/15/18	500,000	577,500
5.950%, 8/15/20	1,100,000	1,160,500

		1,738,000

Leisure Equipment & Products (0.0%)
Hasbro, Inc. 6.125%, 5/15/14	1,000,000	1,080,033

Media (1.2%)
CBS Corp.
8.875%, 5/15/19	250,000	331,504
5.750%, 4/15/20	1,000,000	1,158,665
3.375%, 3/1/22	2,000,000	1,978,288

Comcast Corp.
5.300%, 1/15/14	$2,346,000	$2,490,118
5.900%, 3/15/16	2,262,000	2,594,916
6.500%, 1/15/17	416,000	494,483
5.700%, 7/1/19	1,189,000	1,403,192
5.150%, 3/1/20	2,500,000	2,885,548
3.125%, 7/15/22	800,000	805,598
COX Communications, Inc.
5.450%, 12/15/14	684,000	750,105
5.500%, 10/1/15	1,000,000	1,121,241
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	1,249,000	1,331,892
3.550%, 3/15/15	2,022,000	2,130,866
5.875%, 10/1/19	500,000	579,659
5.200%, 3/15/20	604,000	675,919
4.600%, 2/15/21	1,000,000	1,067,888
5.000%, 3/1/21	1,500,000	1,663,124
3.800%, 3/15/22	850,000	859,907
Discovery Communications LLC
3.700%, 6/1/15	300,000	320,410
5.050%, 6/1/20	2,000,000	2,279,607
3.300%, 5/15/22	500,000	501,196
Grupo Televisa S.A.B. 6.000%, 5/15/18	600,000	696,240
Interpublic Group of Cos., Inc. 4.000%, 3/15/22	315,000	318,280
McGraw-Hill Cos., Inc. 5.900%, 11/15/17	500,000	572,958
NBCUniversal Media LLC
3.650%, 4/30/15	2,000,000	2,119,365
5.150%, 4/30/20	1,845,000	2,106,536
4.375%, 4/1/21	1,500,000	1,634,698
News America, Inc.
8.000%, 10/17/16	2,000,000	2,461,603
6.900%, 3/1/19	596,000	734,878
5.650%, 8/15/20	500,000	582,634
4.500%, 2/15/21	500,000	551,362
Omnicom Group, Inc.
6.250%, 7/15/19	473,000	560,548
4.450%, 8/15/20	1,218,000	1,313,379
Reed Elsevier Capital, Inc. 8.625%, 1/15/19	1,541,000	1,963,457
Thomson Reuters Corp.
5.950%, 7/15/13	1,000,000	1,049,983
5.700%, 10/1/14	870,000	951,498
6.500%, 7/15/18	708,000	870,440
4.700%, 10/15/19	369,000	413,509
Time Warner Cable, Inc.
6.200%, 7/1/13	2,000,000	2,102,357
7.500%, 4/1/14	914,000	1,013,728
3.500%, 2/1/15	173,000	182,619
5.850%, 5/1/17	1,306,000	1,522,874
6.750%, 7/1/18	2,500,000	3,044,153
8.750%, 2/14/19	1,000,000	1,326,099
8.250%, 4/1/19	1,096,000	1,426,757
5.000%, 2/1/20	861,000	962,364
4.000%, 9/1/21	500,000	520,939
Time Warner, Inc.
5.875%, 11/15/16	1,280,000	1,492,623
4.875%, 3/15/20	2,200,000	2,455,915
4.700%, 1/15/21	1,500,000	1,666,895
3.400%, 6/15/22	400,000	403,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Turner Broadcasting System, Inc. 8.375%, 7/1/13	$804,000	$861,152
Viacom, Inc.
4.375%, 9/15/14	573,000	612,366
1.250%, 2/27/15	300,000	299,658
6.250%, 4/30/16	1,205,000	1,403,562
5.625%, 9/15/19	1,391,000	1,638,867
Walt Disney Co.
4.500%, 12/15/13	2,846,000	3,002,800
6.000%, 7/17/17	346,000	424,656
5.500%, 3/15/19	500,000	607,132
Washington Post Co. 7.250%, 2/1/19	500,000	572,582
WPP Finance 2010 4.750%, 11/21/21	160,000	167,895
WPP Finance UK Corp.
5.875%, 6/15/14	694,000	749,027
8.000%, 9/15/14	321,000	362,054

		75,148,146

Multiline Retail (0.2%)
Family Dollar Stores, Inc. 5.000%, 2/1/21	200,000	214,997
Kohl’s Corp. 6.250%, 12/15/17	648,000	780,006
Macy’s Retail Holdings, Inc. 3.875%, 1/15/22	400,000	422,000
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	799,000	868,912
5.900%, 12/1/16	1,500,000	1,732,500
Nordstrom, Inc.
6.750%, 6/1/14	242,000	268,985
6.250%, 1/15/18	277,000	333,527
4.750%, 5/1/20	584,000	674,572
4.000%, 10/15/21	600,000	661,572
Target Corp.
1.125%, 7/18/14	300,000	302,991
5.875%, 7/15/16	1,000,000	1,183,751
6.000%, 1/15/18	1,050,000	1,285,146
3.875%, 7/15/20	1,000,000	1,102,545

		9,831,504

Specialty Retail (0.3%)
Advance Auto Parts, Inc. 4.500%, 1/15/22	160,000	167,195
AutoZone, Inc.
5.750%, 1/15/15	173,000	190,414
4.000%, 11/15/20	1,700,000	1,815,825
3.700%, 4/15/22	350,000	360,148
Best Buy Co., Inc.
3.750%, 3/15/16	800,000	782,982
5.500%, 3/15/21	500,000	459,049
Gap, Inc. 5.950%, 4/12/21	1,000,000	1,029,513
Home Depot, Inc.
5.250%, 12/16/13	1,035,000	1,104,014
5.400%, 3/1/16	2,996,000	3,448,137
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	559,402
2.125%, 4/15/16	1,000,000	1,025,323
1.625%, 4/15/17	250,000	250,532
4.625%, 4/15/20	839,000	943,478

3.120%, 4/15/22	$750,000	$763,835
O’Reilly Automotive, Inc.
4.875%, 1/14/21	185,000	197,843
4.625%, 9/15/21	300,000	314,538
Staples, Inc. 9.750%, 1/15/14	1,846,000	2,063,943
TJX Cos., Inc.
4.200%, 8/15/15	200,000	218,107
6.950%, 4/15/19	385,000	491,125

		16,185,403

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2 2.850%, 6/1/16	250,000	259,867

Total Consumer Discretionary		120,379,213

Consumer Staples (2.3%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC 5.050%, 10/15/16	1,000,000	1,135,877
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/14	2,625,000	2,888,180
4.125%, 1/15/15	975,000	1,047,914
7.750%, 1/15/19	3,000,000	3,941,159
5.375%, 1/15/20	1,500,000	1,787,491
4.375%, 2/15/21	1,080,000	1,230,646
Beam, Inc.
6.375%, 6/15/14	396,000	434,132
3.250%, 5/15/22	250,000	250,956
Bottling Group LLC
6.950%, 3/15/14	1,046,000	1,156,903
5.125%, 1/15/19	846,000	995,609
Brown-Forman Corp. 2.500%, 1/15/16	250,000	262,003
Coca-Cola Co.
0.750%, 11/15/13	2,950,000	2,960,284
3.625%, 3/15/14	200,000	210,370
0.750%, 3/13/15	550,000	550,687
1.500%, 11/15/15	600,000	611,831
1.800%, 9/1/16	1,371,000	1,409,394
1.650%, 3/14/18	1,800,000	1,816,783
3.150%, 11/15/20	1,920,000	2,051,236
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	200,000	200,971
2.125%, 9/15/15	1,000,000	1,024,049
2.000%, 8/19/16	250,000	251,991
3.250%, 8/19/21	250,000	259,838
Diageo Capital plc
7.375%, 1/15/14	1,346,000	1,479,722
5.750%, 10/23/17	1,500,000	1,817,790
Diageo Finance B.V. 5.300%, 10/28/15	910,000	1,033,202
Diageo Investment Corp. 2.875%, 5/11/22	1,000,000	1,029,426
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	1,700,000	1,774,745
2.600%, 1/15/19	200,000	203,237
3.200%, 11/15/21	200,000	203,904
Molson Coors Brewing Co. 3.500%, 5/1/22	500,000	514,233
PepsiAmericas, Inc. 4.875%, 1/15/15	700,000	767,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

PepsiCo, Inc.
0.875%, 10/25/13	$4,000,000	$4,014,134
3.750%, 3/1/14	1,250,000	1,313,579
7.900%, 11/1/18	1,016,000	1,354,773
4.500%, 1/15/20	2,500,000	2,847,102
2.750%, 3/5/22	750,000	757,657

		45,589,774

Food & Staples Retailing (0.5%)
Costco Wholesale Corp. 5.500%, 3/15/17	1,568,000	1,864,696
CVS Caremark Corp.
3.250%, 5/18/15	1,754,000	1,852,406
6.125%, 8/15/16	346,000	406,587
5.750%, 6/1/17	1,208,000	1,424,951
6.600%, 3/15/19	949,000	1,186,981
4.750%, 5/18/20	304,000	347,688
Delhaize Group S.A.
5.875%, 2/1/14	669,000	704,716
4.125%, 4/10/19	250,000	243,625
Kroger Co.
7.500%, 1/15/14	1,346,000	1,478,077
3.900%, 10/1/15	639,000	688,286
6.150%, 1/15/20	1,346,000	1,608,996
3.400%, 4/15/22	350,000	351,162
Safeway, Inc.
6.350%, 8/15/17	208,000	231,822
5.000%, 8/15/19	346,000	359,495
3.950%, 8/15/20	1,120,000	1,074,839
Sysco Corp. 5.250%, 2/12/18	1,139,000	1,358,350
Walgreen Co.
4.875%, 8/1/13	1,708,000	1,782,885
5.250%, 1/15/19	500,000	568,479
Wal-Mart Stores, Inc.
3.200%, 5/15/14	3,800,000	3,980,192
2.250%, 7/8/15	1,500,000	1,565,756
2.800%, 4/15/16	3,000,000	3,198,705
5.800%, 2/15/18	346,000	425,312
4.125%, 2/1/19	1,750,000	1,981,671
3.250%, 10/25/20	2,500,000	2,678,678

		31,364,355

Food Products (0.5%)
Archer-Daniels-Midland Co. 5.450%, 3/15/18	1,300,000	1,544,737
Bunge Ltd. Finance Corp.
5.350%, 4/15/14	300,000	316,189
5.100%, 7/15/15	488,000	522,116
8.500%, 6/15/19	565,000	707,470
Campbell Soup Co.
3.375%, 8/15/14	339,000	357,425
3.050%, 7/15/17	269,000	289,690
4.500%, 2/15/19	521,000	598,636
ConAgra Foods, Inc. 7.000%, 4/15/19	1,000,000	1,230,066
General Mills, Inc.
5.200%, 3/17/15	500,000	554,646
5.700%, 2/15/17	2,500,000	2,968,715
5.650%, 2/15/19	846,000	1,020,741
3.150%, 12/15/21	2,000,000	2,053,097

H.J. Heinz Co.
5.350%, 7/15/13	$746,000	$780,758
2.850%, 3/1/22	2,000,000	2,011,832
Hershey Co.
4.850%, 8/15/15	452,000	504,677
1.500%, 11/1/16	200,000	202,701
4.125%, 12/1/20	500,000	559,254
Hillshire Brands Co. 2.750%, 9/15/15	1,000,000	1,024,551
Hormel Foods Corp. 4.125%, 4/15/21	250,000	279,961
Ingredion, Inc.
3.200%, 11/1/15	269,000	279,735
4.625%, 11/1/20	269,000	291,088
J.M. Smucker Co. 3.500%, 10/15/21	600,000	627,615
Kellogg Co. 4.450%, 5/30/16	520,000	576,087
3.250%, 5/21/18	290,000	310,044
4.150%, 11/15/19	500,000	558,051
4.000%, 12/15/20	600,000	659,039
3.125%, 5/17/22	500,000	510,482
Kraft Foods, Inc.
6.750%, 2/19/14	750,000	817,349
4.125%, 2/9/16	2,904,000	3,156,083
6.125%, 2/1/18	1,866,000	2,234,175
5.375%, 2/10/20	3,108,000	3,663,960
McCormick & Co., Inc. 3.900%, 7/15/21	150,000	165,226
Mead Johnson Nutrition Co.
3.500%, 11/1/14	469,000	489,386
4.900%, 11/1/19	704,000	800,773

		32,666,355

Household Products (0.2%)
Church & Dwight Co., Inc. 3.350%, 12/15/15	150,000	156,562
Clorox Co.
3.550%, 11/1/15	269,000	284,084
3.800%, 11/15/21	500,000	517,253
Colgate-Palmolive Co.
3.150%, 8/5/15	1,042,000	1,117,344
2.300%, 5/3/22	1,000,000	1,005,363
Energizer Holdings, Inc. 4.700%, 5/19/21	500,000	519,858
Kimberly-Clark Corp.
6.125%, 8/1/17	1,708,000	2,078,000
7.500%, 11/1/18	700,000	927,977
Procter & Gamble Co.
0.700%, 8/15/14	2,000,000	2,002,213
4.950%, 8/15/14	525,000	572,427
1.800%, 11/15/15	1,000,000	1,031,310
4.850%, 12/15/15	708,000	801,140
4.700%, 2/15/19	2,046,000	2,425,865

		13,439,396

Personal Products (0.1%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	734,586
6.500%, 3/1/19	1,000,000	1,087,521

		1,822,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Tobacco (0.3%)
Altria Group, Inc.
8.500%, 11/10/13	$1,048,000	$1,151,238
4.125%, 9/11/15	1,000,000	1,086,069
9.700%, 11/10/18	2,304,000	3,179,297
9.250%, 8/6/19	2,193,000	3,036,648
4.750%, 5/5/21	750,000	847,461
Lorillard Tobacco Co.
3.500%, 8/4/16	355,000	369,688
8.125%, 6/23/19	407,000	503,740
6.875%, 5/1/20	1,104,000	1,302,443
Philip Morris International, Inc.
6.875%, 3/17/14	1,000,000	1,104,199
2.500%, 5/16/16	600,000	629,163
1.625%, 3/20/17	250,000	252,390
5.650%, 5/16/18	2,164,000	2,612,561
4.500%, 3/26/20	1,000,000	1,150,322
4.125%, 5/17/21	300,000	335,522
Reynolds American, Inc.
7.625%, 6/1/16	523,000	630,171
6.750%, 6/15/17	900,000	1,080,562

		19,271,474

Total Consumer Staples		144,153,461

Energy (2.6%)
Energy Equipment & Services (0.2%)
BJ Services Co. 6.000%, 6/1/18	200,000	242,628
Cameron International Corp.
6.375%, 7/15/18	200,000	238,086
4.500%, 6/1/21	350,000	374,596
Diamond Offshore Drilling, Inc.
4.875%, 7/1/15	500,000	550,138
5.875%, 5/1/19	750,000	892,212
Ensco plc 4.700%, 3/15/21	2,000,000	2,176,850
Halliburton Co. 6.150%, 9/15/19	1,623,000	2,024,571
Rowan Cos., Inc. 7.875%, 8/1/19	280,000	337,827
Transocean, Inc.
4.950%, 11/15/15	2,073,000	2,243,355
6.000%, 3/15/18	545,000	608,356
6.500%, 11/15/20	1,039,000	1,180,115
Weatherford International Ltd.
5.500%, 2/15/16	519,000	571,325
6.000%, 3/15/18	208,000	236,613
9.625%, 3/1/19	1,265,000	1,660,652
5.125%, 9/15/20	1,000,000	1,070,707
4.500%, 4/15/22	250,000	256,320

		14,664,351

Oil, Gas & Consumable Fuels (2.4%)
Anadarko Petroleum Corp.
5.750%, 6/15/14	500,000	541,000
5.950%, 9/15/16	1,161,000	1,313,582
6.375%, 9/15/17	1,500,000	1,748,719
8.700%, 3/15/19	789,000	1,042,067
Apache Corp.
6.000%, 9/15/13	200,000	212,985
5.625%, 1/15/17	500,000	592,704

1.750%, 4/15/17	$500,000	$507,117
3.625%, 2/1/21	1,000,000	1,079,379
3.250%, 4/15/22	500,000	523,390
Buckeye Partners LP
5.500%, 8/15/19	404,000	411,163
4.875%, 2/1/21	1,220,000	1,219,251
Canadian Natural Resources Ltd. 5.700%, 5/15/17	1,833,000	2,139,294
Cenovus Energy, Inc.
4.500%, 9/15/14	596,000	636,541
5.700%, 10/15/19	1,308,000	1,539,895
Chevron Corp.
3.950%, 3/3/14	900,000	949,355
4.950%, 3/3/19	1,346,000	1,620,202
ConocoPhillips
4.750%, 2/1/14	3,250,000	3,457,493
5.750%, 2/1/19	2,000,000	2,453,991
6.000%, 1/15/20	1,000,000	1,257,147
Devon Energy Corp.
2.400%, 7/15/16	500,000	514,653
6.300%, 1/15/19	1,000,000	1,228,720
4.000%, 7/15/21	500,000	543,730
3.250%, 5/15/22	750,000	764,038
Ecopetrol S.A. 7.625%, 7/23/19	1,500,000	1,886,250
El Paso Natural Gas Co. 5.950%, 4/15/17	500,000	558,392
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	396,301
5.200%, 3/15/20	1,081,000	1,247,574
4.200%, 9/15/21	500,000	534,135
Enbridge, Inc.
5.800%, 6/15/14	500,000	542,444
4.900%, 3/1/15	500,000	545,003
EnCana Corp.
4.750%, 10/15/13	463,000	483,067
5.900%, 12/1/17	1,569,000	1,780,472
6.500%, 5/15/19	518,000	618,186
Energy Transfer Partners LP
6.700%, 7/1/18	844,000	966,167
9.700%, 3/15/19	346,000	447,857
9.000%, 4/15/19	700,000	886,039
Enterprise Products Operating LLC
9.750%, 1/31/14	1,721,000	1,945,847
3.200%, 2/1/16	2,000,000	2,086,633
5.200%, 9/1/20	1,500,000	1,714,714
EOG Resources, Inc.
2.950%, 6/1/15	1,750,000	1,838,025
5.625%, 6/1/19	847,000	1,009,516
4.100%, 2/1/21	1,500,000	1,672,247
EQT Corp.
6.500%, 4/1/18	500,000	562,781
8.125%, 6/1/19	927,000	1,111,922
Gulf South Pipeline Co. LP 4.000%, 6/15/22§	750,000	746,329
Hess Corp. 8.125%, 2/15/19	990,000	1,271,401
Husky Energy, Inc.
5.900%, 6/15/14	1,743,000	1,894,103
7.250%, 12/15/19	145,000	178,104
3.950%, 4/15/22	2,000,000	2,051,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Kinder Morgan Energy Partners LP
5.000%, 12/15/13	$500,000	$526,040
5.625%, 2/15/15	1,135,000	1,258,325
6.000%, 2/1/17	535,000	616,586
9.000%, 2/1/19	693,000	902,328
6.850%, 2/15/20	811,000	975,787
5.300%, 9/15/20	52,000	57,447
5.800%, 3/1/21	1,000,000	1,137,638
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	218,049
6.550%, 7/15/19	187,000	225,785
4.250%, 2/1/21	524,000	565,091
Marathon Oil Corp.
6.000%, 10/1/17	500,000	597,760
5.900%, 3/15/18	160,000	190,502
Marathon Petroleum Corp.
3.500%, 3/1/16	1,720,000	1,804,090
5.125%, 3/1/21	135,000	151,257
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	919,486
9.250%, 1/15/19	1,000,000	1,309,098
5.000%, 9/15/20	700,000	749,231
Nexen, Inc. 6.200%, 7/30/19	500,000	577,844
Noble Energy, Inc. 8.250%, 3/1/19	798,000	1,029,504
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	526,230
2.500%, 3/15/17	400,000	405,206
4.900%, 8/1/20	477,000	516,786
4.625%, 3/1/21	1,000,000	1,063,425
NuStar Logistics LP
7.650%, 4/15/18	500,000	578,266
4.800%, 9/1/20	539,000	544,059
4.750%, 2/1/22	200,000	199,545
Occidental Petroleum Corp.
2.500%, 2/1/16	300,000	314,655
4.125%, 6/1/16	473,000	526,031
1.750%, 2/15/17	400,000	407,228
4.100%, 2/1/21	1,750,000	1,995,320
ONEOK Partners LP
3.250%, 2/1/16	200,000	209,982
8.625%, 3/1/19	1,346,000	1,742,150
PC Financial Partnership 5.000%, 11/15/14	600,000	647,901
Pemex Project Funding Master Trust
5.750%, 3/1/18	693,000	786,555
Petrobras International Finance Co.
3.875%, 1/27/16	3,000,000	3,106,920
6.125%, 10/6/16	846,000	950,997
3.500%, 2/6/17	1,000,000	1,025,170
5.875%, 3/1/18	208,000	230,150
7.875%, 3/15/19	1,708,000	2,079,643
5.750%, 1/20/20	4,423,000	4,861,408
5.375%, 1/27/21	3,500,000	3,790,045
Petrohawk Energy Corp. 6.250%, 6/1/19	1,000,000	1,116,059
Petroleos Mexicanos
4.875%, 3/15/15	3,000,000	3,223,500
8.000%, 5/3/19	1,500,000	1,905,000
6.000%, 3/5/20	2,823,000	3,274,680
4.875%, 1/24/22§	500,000	540,000

Phillips 66
2.950%, 5/1/17§	$1,700,000	$1,751,171
4.300%, 4/1/22§	2,000,000	2,117,778
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	1,000,000	1,070,846
6.500%, 5/1/18	346,000	414,841
8.750%, 5/1/19	304,000	401,620
5.000%, 2/1/21	1,000,000	1,133,285
Shell International Finance B.V.
4.000%, 3/21/14	1,000,000	1,058,807
3.100%, 6/28/15	3,000,000	3,201,518
4.300%, 9/22/19	1,485,000	1,721,984
4.375%, 3/25/20	1,429,000	1,667,657
Southwestern Energy Co. 4.100%, 3/15/22§	1,250,000	1,265,140
Spectra Energy Capital LLC
6.200%, 4/15/18	846,000	1,005,399
8.000%, 10/1/19	345,000	442,106
Statoil ASA
3.875%, 4/15/14	173,000	183,854
2.900%, 10/15/14	1,000,000	1,047,972
5.250%, 4/15/19	2,288,000	2,734,160
3.150%, 1/23/22	1,000,000	1,045,920
Suncor Energy, Inc. 6.100%, 6/1/18	1,500,000	1,779,945
Talisman Energy, Inc. 7.750%, 6/1/19	1,262,000	1,563,607
Total Capital Canada Ltd. 1.625%, 1/28/14	490,000	498,138
Total Capital S.A.
3.000%, 6/24/15	500,000	527,612
3.125%, 10/2/15	500,000	533,758
2.300%, 3/15/16	2,500,000	2,593,730
4.450%, 6/24/20	500,000	572,035
4.125%, 1/28/21	1,000,000	1,108,968
TransCanada PipeLines Ltd.
3.400%, 6/1/15	1,500,000	1,592,339
7.125%, 1/15/19	1,193,000	1,532,656
3.800%, 10/1/20	1,000,000	1,093,389
6.350%, 5/15/67(l)	1,171,000	1,200,275
Valero Energy Corp.
4.500%, 2/1/15	121,000	130,230
6.125%, 6/15/17	500,000	581,229
9.375%, 3/15/19	354,000	467,451
6.125%, 2/1/20	1,060,000	1,224,275
Williams Partners LP
3.800%, 2/15/15	419,000	441,285
5.250%, 3/15/20	1,529,000	1,729,021
4.000%, 11/15/21	750,000	785,686
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	393,912
XTO Energy, Inc. 6.250%, 8/1/17	1,000,000	1,230,364

		149,494,627

Total Energy		164,158,978

Financials (12.5%)
Capital Markets (2.1%)
Ameriprise Financial, Inc. 7.300%, 6/28/19	1,611,000	2,011,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Bank of New York Mellon Corp.
5.125%, 8/27/13	$770,000	$810,141
1.500%, 1/31/14	300,000	304,916
4.300%, 5/15/14	885,000	946,595
1.200%, 2/20/15	780,000	787,141
2.950%, 6/18/15	2,000,000	2,107,865
4.150%, 2/1/21	1,800,000	2,001,925
3.550%, 9/23/21	650,000	692,091
Bear Stearns Cos. LLC
5.700%, 11/15/14	208,000	224,911
5.300%, 10/30/15	586,000	635,389
5.550%, 1/22/17	2,721,000	2,938,308
6.400%, 10/2/17	1,346,000	1,557,292
7.250%, 2/1/18	2,070,000	2,464,679
BlackRock, Inc.
3.500%, 12/10/14	1,573,000	1,666,566
5.000%, 12/10/19	1,273,000	1,457,031
Charles Schwab Corp.
4.950%, 6/1/14	785,000	842,095
4.450%, 7/22/20	750,000	824,910
Deutsche Bank AG/London
3.875%, 8/18/14	1,000,000	1,041,563
3.450%, 3/30/15	1,346,000	1,395,848
3.250%, 1/11/16	2,000,000	2,057,938
6.000%, 9/1/17	1,346,000	1,539,124
Franklin Resources, Inc. 3.125%, 5/20/15	1,100,000	1,158,600
Goldman Sachs Group, Inc.
4.750%, 7/15/13	2,000,000	2,058,492
5.250%, 10/15/13	1,921,000	1,999,789
5.150%, 1/15/14	346,000	359,811
6.000%, 5/1/14	4,000,000	4,235,940
5.125%, 1/15/15	1,938,000	2,032,732
3.700%, 8/1/15	3,000,000	3,012,281
5.350%, 1/15/16	1,941,000	2,040,842
3.625%, 2/7/16	3,000,000	3,001,665
5.625%, 1/15/17	1,800,000	1,892,408
6.250%, 9/1/17	1,500,000	1,626,300
5.950%, 1/18/18	6,451,000	6,921,582
7.500%, 2/15/19	2,999,000	3,420,501
5.375%, 3/15/20	3,000,000	3,088,860
6.000%, 6/15/20	1,116,000	1,190,693
5.250%, 7/27/21	1,505,000	1,529,140
5.750%, 1/24/22	3,000,000	3,144,202
Jefferies Group, Inc.
3.875%, 11/9/15	1,250,000	1,231,886
8.500%, 7/15/19	1,446,000	1,567,825
Lazard Group LLC 7.125%, 5/15/15	400,000	436,000
Merrill Lynch & Co., Inc.
5.300%, 9/30/15	1,000,000	1,055,911
6.050%, 5/16/16	2,503,000	2,596,863
5.700%, 5/2/17	2,000,000	2,053,600
6.400%, 8/28/17	1,741,000	1,893,984
6.875%, 4/25/18	3,124,000	3,494,444
6.875%, 11/15/18	130,000	145,472
Morgan Stanley
4.750%, 4/1/14	2,193,000	2,208,750
6.000%, 5/13/14	1,500,000	1,551,494
2.875%, 7/28/14	945,000	934,728
4.100%, 1/26/15	4,000,000	3,990,584

6.000%, 4/28/15	$2,500,000	$2,570,251
4.000%, 7/24/15	1,500,000	1,487,519
5.375%, 10/15/15	2,246,000	2,286,613
5.750%, 10/18/16	1,000,000	1,023,840
4.750%, 3/22/17	500,000	496,505
5.550%, 4/27/17	6,750,000	6,857,730
6.625%, 4/1/18	2,473,000	2,598,901
7.300%, 5/13/19	1,500,000	1,621,320
5.625%, 9/23/19	2,039,000	2,001,747
5.500%, 7/24/20	1,522,000	1,485,313
5.750%, 1/25/21	3,500,000	3,443,341
5.500%, 7/28/21	2,010,000	1,964,614
Nomura Holdings, Inc.
5.000%, 3/4/15	777,000	810,310
4.125%, 1/19/16	3,000,000	3,055,880
6.700%, 3/4/20	653,000	734,361
Northern Trust Corp.
4.625%, 5/1/14	175,000	187,563
3.450%, 11/4/20	700,000	751,681
3.375%, 8/23/21	375,000	399,415
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	259,971
8.600%, 8/15/19	339,000	414,771
TD Ameritrade Holding Corp. 4.150%, 12/1/14	680,000	719,806

		129,355,100

Commercial Banks (4.2%)
American Express Bank FSB 6.000%, 9/13/17	500,000	593,856
American Express Centurion Bank 6.000%, 9/13/17	1,000,000	1,187,711
Associated Banc-Corp 5.125%, 3/28/16	500,000	535,597
Bancolombia S.A. 4.250%, 1/12/16	500,000	517,500
Bank of Montreal 2.500%, 1/11/17	1,000,000	1,030,831
Bank of Nova Scotia
2.375%, 12/17/13	650,000	665,920
1.850%, 1/12/15	500,000	508,658
3.400%, 1/22/15	1,193,000	1,254,139
2.050%, 10/7/15	3,000,000	3,046,406
2.900%, 3/29/16	1,000,000	1,042,539
4.375%, 1/13/21	1,000,000	1,121,592
Barclays Bank plc
2.375%, 1/13/14	2,000,000	2,005,280
5.200%, 7/10/14	1,000,000	1,053,840
3.900%, 4/7/15	2,000,000	2,072,840
6.750%, 5/22/19	1,150,000	1,343,549
5.125%, 1/8/20	3,000,000	3,247,823
5.140%, 10/14/20	750,000	721,029
BB&T Corp.
3.375%, 9/25/13	1,008,000	1,039,078
2.050%, 4/28/14	1,000,000	1,019,653
5.200%, 12/23/15	35,000	38,694
3.200%, 3/15/16	1,000,000	1,058,396
3.950%, 4/29/16	954,000	1,040,084
4.900%, 6/30/17	693,000	766,469
5.250%, 11/1/19	460,000	526,939
3.950%, 3/22/22	100,000	105,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

BNP Paribas S.A.
3.250%, 3/11/15	$4,500,000	$4,529,115
5.000%, 1/15/21	2,000,000	2,044,509
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	2,008,000	2,026,758
2.350%, 12/11/15	500,000	517,016
Comerica Bank Series AI 5.700%, 6/1/14	500,000	534,089
Comerica, Inc. 3.000%, 9/16/15	1,000,000	1,041,767
Commonwealth Bank of Australia/New York
1.950%, 3/16/15	997,000	1,003,194
Compass Bank
6.400%, 10/1/17	300,000	280,481
5.500%, 4/1/20	1,226,000	1,190,447
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	1,000,000	1,027,545
Credit Suisse AG/New York
2.200%, 1/14/14	3,000,000	3,013,989
3.500%, 3/23/15	3,000,000	3,107,223
5.300%, 8/13/19	1,346,000	1,509,216
4.375%, 8/5/20	2,000,000	2,136,090
Deutsche Bank Financial LLC 5.375%, 3/2/15	500,000	522,253
Discover Bank/Delaware
8.700%, 11/18/19	1,500,000	1,864,950
7.000%, 4/15/20	750,000	872,813
Fifth Third Bancorp
3.625%, 1/25/16	1,500,000	1,584,074
4.500%, 6/1/18	1,000,000	1,064,450
First Horizon National Corp. 5.375%, 12/15/15	1,000,000	1,053,583
Glitnir Banki hf 0.000%, 10/15/08*(b)(h)§	4,650,000	1,150,875
HSBC Bank USA/New York 4.625%, 4/1/14	1,416,000	1,477,732
6.000%, 8/9/17	500,000	564,117
4.875%, 8/24/20	1,000,000	1,027,519
HSBC Holdings plc
5.100%, 4/5/21	2,250,000	2,494,035
4.000%, 3/30/22	1,500,000	1,559,235
Huntington BancShares, Inc. 7.000%, 12/15/20	80,000	95,036
JPMorgan Chase Bank N.A. 6.000%, 10/1/17	2,850,000	3,189,844
KeyBank N.A./Ohio 5.800%, 7/1/14	1,300,000	1,401,981
KeyCorp
3.750%, 8/13/15	500,000	530,046
5.100%, 3/24/21	1,000,000	1,116,145
KfW
1.375%, 7/15/13	5,000,000	5,050,838
4.000%, 10/15/13	2,262,000	2,366,492
1.375%, 1/13/14	4,000,000	4,046,574
3.500%, 3/10/14	4,886,000	5,123,734
4.125%, 10/15/14	4,708,000	5,086,970
2.750%, 10/21/14	1,000,000	1,048,617
1.000%, 1/12/15	2,000,000	2,016,793
2.625%, 3/3/15	7,000,000	7,367,030
0.625%, 4/24/15	2,000,000	2,000,989

2.625%, 2/16/16	$5,000,000	$5,309,347
5.125%, 3/14/16	3,000,000	3,454,895
4.875%, 1/17/17	2,965,000	3,459,129
4.375%, 3/15/18	3,000,000	3,485,227
4.500%, 7/16/18	2,109,000	2,484,322
4.875%, 6/17/19	1,500,000	1,813,353
4.000%, 1/27/20	8,039,000	9,230,838
2.375%, 8/25/21	1,500,000	1,523,482
2.625%, 1/25/22	2,000,000	2,067,837
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	107,360
Landwirtschaftliche Rentenbank
4.125%, 7/15/13	916,000	947,971
3.125%, 7/15/15	5,000,000	5,326,601
2.500%, 2/15/16	2,000,000	2,100,543
5.125%, 2/1/17	1,635,000	1,912,850
Lloyds TSB Bank plc
4.875%, 1/21/16	2,000,000	2,103,957
4.200%, 3/28/17	500,000	514,229
6.375%, 1/21/21	2,000,000	2,279,460
M&I Marshall & Ilsley Bank 5.000%, 1/17/17	908,000	985,644
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	583,541
Mellon Funding Corp.
5.000%, 12/1/14	500,000	545,002
5.500%, 11/15/18	1,000,000	1,142,041
National Australia Bank Ltd./New York
2.750%, 3/9/17	1,800,000	1,806,984
National City Corp. 4.900%, 1/15/15	520,000	568,812
Oesterreichische Kontrollbank AG
1.375%, 1/21/14	5,000,000	5,020,851
4.875%, 2/16/16	1,943,000	2,173,265
5.000%, 4/25/17	1,346,000	1,546,881
PNC Bank N.A. 4.875%, 9/21/17	1,000,000	1,102,968
PNC Funding Corp.
5.400%, 6/10/14	200,000	215,956
3.625%, 2/8/15	1,700,000	1,802,974
4.250%, 9/21/15	1,000,000	1,082,598
2.700%, 9/19/16	800,000	831,716
5.625%, 2/1/17	1,800,000	2,014,406
6.700%, 6/10/19	500,000	623,966
5.125%, 2/8/20	269,000	311,308
4.375%, 8/11/20	1,839,000	2,080,589
Rabobank Nederland N.V.
2.125%, 10/13/15	2,500,000	2,511,570
4.500%, 1/11/21	1,500,000	1,607,925
3.875%, 2/8/22	2,000,000	2,023,931
Royal Bank of Canada
2.100%, 7/29/13	2,439,000	2,481,085
1.150%, 3/13/15	150,000	149,845
2.625%, 12/15/15	1,000,000	1,039,548
2.300%, 7/20/16	2,200,000	2,258,962
Royal Bank of Scotland Group plc
4.875%, 3/16/15	1,700,000	1,760,337
6.400%, 10/21/19	1,010,000	1,072,663
Royal Bank of Scotland plc
3.250%, 1/11/14	1,000,000	1,007,722
3.950%, 9/21/15	1,500,000	1,522,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

4.375%, 3/16/16	$1,500,000	$1,532,061
6.125%, 1/11/21	2,500,000	2,741,098
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16	245,000	236,615
SouthTrust Corp. 5.800%, 6/15/14	1,028,000	1,093,833
Sovereign Bank/Delaware 8.750%, 5/30/18	500,000	521,147
SunTrust Banks, Inc.
3.600%, 4/15/16	1,000,000	1,036,764
6.000%, 9/11/17	500,000	569,145
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	31,000	32,992
7.250%, 3/15/18	846,000	982,023
SVB Financial Group 5.375%, 9/15/20	160,000	174,215
Svenska Handelsbanken AB 3.125%, 7/12/16	1,250,000	1,286,965
Toronto-Dominion Bank
1.375%, 7/14/14	500,000	505,516
2.500%, 7/14/16	1,250,000	1,292,736
2.375%, 10/19/16	1,250,000	1,282,210
U.S. Bancorp
1.375%, 9/13/13	2,500,000	2,524,106
4.200%, 5/15/14	523,000	556,310
3.150%, 3/4/15	500,000	529,653
2.450%, 7/27/15	1,000,000	1,040,933
3.442%, 2/1/16	1,000,000	1,027,208
4.125%, 5/24/21	1,000,000	1,118,320
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,500,000	1,631,003
3.778%, 4/29/20(l)	1,000,000	1,045,000
UBS AG/Connecticut
2.250%, 1/28/14	300,000	303,706
3.875%, 1/15/15	3,000,000	3,123,655
5.875%, 7/15/16	600,000	630,109
5.875%, 12/20/17	1,943,000	2,173,207
5.750%, 4/25/18	1,416,000	1,568,732
4.875%, 8/4/20	3,000,000	3,216,240
UFJ Finance Aruba AEC 6.750%, 7/15/13	523,000	547,824
Union Bank N.A. 2.125%, 12/16/13	1,500,000	1,524,868
Wachovia Corp.
5.700%, 8/1/13	976,000	1,026,740
5.250%, 8/1/14	2,748,000	2,925,626
5.625%, 10/15/16	1,447,000	1,634,745
5.750%, 6/15/17	110,000	128,600
5.750%, 2/1/18	3,846,000	4,532,416
Wells Fargo & Co.
4.950%, 10/16/13	500,000	524,250
3.750%, 10/1/14	2,154,000	2,270,738
5.000%, 11/15/14	500,000	534,295
3.625%, 4/15/15	4,000,000	4,235,724
5.125%, 9/15/16	55,000	60,681
2.625%, 12/15/16	2,000,000	2,055,295
5.625%, 12/11/17	2,560,000	2,983,577
4.600%, 4/1/21	2,000,000	2,230,441
Westpac Banking Corp.
2.100%, 8/2/13	1,500,000	1,522,606
3.000%, 8/4/15	3,750,000	3,895,013
4.875%, 11/19/19	1,500,000	1,638,808

Zions Bancorp 7.750%, 9/23/14	$500,000	$540,976

		265,768,049

Consumer Finance (1.3%)
American Express Co.
7.250%, 5/20/14	1,334,000	1,479,183
7.000%, 3/19/18	3,500,000	4,330,585
8.125%, 5/20/19	1,062,000	1,414,260
American Express Credit Corp.
7.300%, 8/20/13	3,866,000	4,146,439
5.125%, 8/25/14	500,000	540,830
1.750%, 6/12/15	442,000	445,555
2.750%, 9/15/15	3,000,000	3,110,737
2.375%, 3/24/17	1,000,000	1,025,735
Capital One Bank USA N.A. 8.800%, 7/15/19	1,500,000	1,881,215
Capital One Financial Corp.
7.375%, 5/23/14	1,596,000	1,756,557
2.125%, 7/15/14	250,000	251,779
2.150%, 3/23/15	750,000	757,336
5.500%, 6/1/15	500,000	549,254
3.150%, 7/15/16	300,000	310,572
6.150%, 9/1/16	569,000	632,427
6.750%, 9/15/17	1,346,000	1,600,644
4.750%, 7/15/21	500,000	542,898
Caterpillar Financial Services Corp.
4.900%, 8/15/13	208,000	217,762
1.550%, 12/20/13	2,000,000	2,023,725
6.125%, 2/17/14	896,000	973,305
1.050%, 3/26/15	500,000	501,333
2.750%, 6/24/15	2,000,000	2,104,978
2.050%, 8/1/16	1,500,000	1,546,378
1.750%, 3/24/17	500,000	505,021
5.450%, 4/15/18	1,000,000	1,195,180
7.150%, 2/15/19	2,020,000	2,650,612
Discover Financial Services 6.450%, 6/12/17	498,000	566,475
Ford Motor Credit Co. LLC
2.750%, 5/15/15	5,000,000	5,040,500
3.000%, 6/12/17	4,500,000	4,477,500
5.875%, 8/2/21	5,000,000	5,564,000
HSBC Finance Corp.
4.750%, 7/15/13	536,000	553,811
5.000%, 6/30/15	901,000	959,431
5.500%, 1/19/16	2,000,000	2,172,600
6.676%, 1/15/21	3,387,000	3,661,566
HSBC USA, Inc. 5.000%, 9/27/20	500,000	509,778
John Deere Capital Corp.
1.250%, 12/2/14	500,000	507,485
2.950%, 3/9/15	500,000	527,420
0.875%, 4/17/15	500,000	499,616
5.500%, 4/13/17	208,000	244,825
2.800%, 9/18/17	1,000,000	1,063,348
5.750%, 9/10/18	1,108,000	1,350,408
2.250%, 4/17/19	500,000	507,757
3.900%, 7/12/21	350,000	384,613
3.150%, 10/15/21	500,000	520,035
2.750%, 3/15/22	500,000	502,531
MBNA Corp. 5.000%, 6/15/15	100,000	103,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

PACCAR Financial Corp. 1.600%, 3/15/17	$750,000	$756,741
SLM Corp.
5.000%, 10/1/13	693,000	713,790
5.375%, 5/15/14	1,473,000	1,531,920
6.250%, 1/25/16	2,500,000	2,600,000
8.450%, 6/15/18	1,069,000	1,186,590
8.000%, 3/25/20	2,423,000	2,641,070
Toyota Motor Credit Corp.
1.375%, 8/12/13	423,000	426,686
3.200%, 6/17/15	500,000	531,114
2.800%, 1/11/16	1,800,000	1,893,885
2.000%, 9/15/16	750,000	766,927
4.500%, 6/17/20	300,000	340,478
4.250%, 1/11/21	1,300,000	1,448,258
3.400%, 9/15/21	750,000	790,004

		81,839,075

Diversified Financial Services (2.9%)
Alterra Finance LLC 6.250%, 9/30/20	500,000	536,163
AngloGold Ashanti Holdings plc 5.375%, 4/15/20	446,000	454,920
Bank of America Corp.
4.750%, 8/15/13	599,000	613,059
5.125%, 11/15/14	1,000,000	1,045,978
4.500%, 4/1/15	3,000,000	3,096,428
3.700%, 9/1/15	1,500,000	1,518,186
5.250%, 12/1/15	2,000,000	2,100,517
6.500%, 8/1/16	3,285,000	3,606,403
5.625%, 10/14/16	1,986,000	2,114,865
3.875%, 3/22/17	1,000,000	1,018,350
6.000%, 9/1/17	5,060,000	5,507,593
5.750%, 12/1/17	1,500,000	1,600,464
5.650%, 5/1/18	3,639,000	3,911,386
7.625%, 6/1/19	3,019,000	3,552,040
5.625%, 7/1/20	5,000,000	5,339,556
5.700%, 1/24/22	2,500,000	2,748,322
Bank of America N.A. 5.300%, 3/15/17	1,300,000	1,363,745
Boeing Capital Corp. 2.125%, 8/15/16	1,495,000	1,556,559
BP Capital Markets plc
5.250%, 11/7/13	1,096,000	1,162,163
3.625%, 5/8/14	639,000	670,057
3.875%, 3/10/15	5,793,000	6,219,039
3.200%, 3/11/16	1,000,000	1,066,619
4.750%, 3/10/19	1,121,000	1,272,659
4.500%, 10/1/20	1,125,000	1,273,052
4.742%, 3/11/21	1,000,000	1,154,611
3.245%, 5/6/22	1,250,000	1,292,629
Citigroup, Inc.
6.500%, 8/19/13	1,000,000	1,046,412
6.000%, 12/13/13	1,000,000	1,049,919
6.375%, 8/12/14	2,000,000	2,142,620
5.000%, 9/15/14	3,293,000	3,380,479
5.500%, 10/15/14	1,831,000	1,939,716
4.587%, 12/15/15	7,000,000	7,336,768
3.953%, 6/15/16	3,000,000	3,073,860
5.500%, 2/15/17	1,500,000	1,571,486
6.125%, 11/21/17	5,705,000	6,306,870
6.125%, 5/15/18	2,113,000	2,359,186

8.500%, 5/22/19	$3,494,000	$4,343,531
5.375%, 8/9/20	2,000,000	2,165,620
CME Group, Inc. 5.750%, 2/15/14	1,000,000	1,071,856
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	416,000	490,195
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	300,000	320,994
5.125%, 8/15/15	932,000	1,015,696
Credit Suisse USA, Inc. 5.850%, 8/16/16	1,193,000	1,351,669
General Electric Capital Corp.
5.900%, 5/13/14	3,520,000	3,823,112
2.950%, 5/9/16	3,000,000	3,090,300
2.900%, 1/9/17	3,000,000	3,094,921
5.400%, 2/15/17	4,500,000	5,125,284
5.625%, 5/1/18	4,470,000	5,138,379
6.000%, 8/7/19	3,000,000	3,495,430
4.625%, 1/7/21	1,750,000	1,925,985
5.300%, 2/11/21	2,340,000	2,626,471
4.650%, 10/17/21	1,500,000	1,665,540
Series A-1 3.750%, 11/14/14	5,000,000	5,282,230
JPMorgan Chase & Co.
2.050%, 1/24/14	1,500,000	1,515,959
4.650%, 6/1/14	1,173,000	1,235,942
5.125%, 9/15/14	3,000,000	3,187,740
3.700%, 1/20/15	6,331,000	6,596,734
1.875%, 3/20/15	1,000,000	995,108
5.250%, 5/1/15	170,000	183,447
3.450%, 3/1/16	2,000,000	2,072,432
3.150%, 7/5/16	2,000,000	2,057,004
6.000%, 1/15/18	2,669,000	3,054,088
6.300%, 4/23/19	7,096,000	8,251,701
4.950%, 3/25/20	500,000	546,844
4.400%, 7/22/20	2,430,000	2,578,612
4.625%, 5/10/21	2,000,000	2,140,055
Series 1 4.500%, 1/24/22	2,000,000	2,160,800
K2 Corp.
0.000%, 2/15/10*†(b)(h)	8,500,000	—
0.000%, 2/15/11*†(b)(h)	5,000,000	—
Links Finance LLC 0.000%, 9/15/08†(b)	7,100,000	—
Moody’s Corp. 5.500%, 9/1/20	500,000	543,045
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	373,000	380,760
5.250%, 1/16/18	120,000	127,898
5.550%, 1/15/20	769,000	800,294
National Credit Union Administration Guaranteed Notes
Series A3 2.350%, 6/12/17	1,000,000	1,049,500
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14	1,500,000	1,601,586
3.050%, 3/1/16	1,500,000	1,593,642
10.375%, 11/1/18	1,000,000	1,445,468
ORIX Corp. 4.710%, 4/27/15	1,851,000	1,961,165
Private Export Funding Corp.
4.550%, 5/15/15	400,000	443,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

4.950%, 11/15/15	$269,000	$305,385
1.375%, 2/15/17	725,000	739,795
TECO Finance, Inc.
4.000%, 3/15/16	562,000	601,648
5.150%, 3/15/20	822,000	935,961
Unilever Capital Corp.
3.650%, 2/15/14	500,000	525,023
2.750%, 2/10/16	350,000	371,156
4.800%, 2/15/19	1,096,000	1,287,572
4.250%, 2/10/21	350,000	407,721

		183,727,910

Insurance (1.2%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	543,815
5.600%, 5/15/15	250,000	278,745
2.600%, 11/23/15	1,000,000	1,033,741
5.900%, 6/15/19	1,135,000	1,385,207
Aegon N.V. 4.625%, 12/1/15	600,000	642,927
Aflac, Inc.
3.450%, 8/15/15	450,000	473,814
8.500%, 5/15/19	404,000	527,494
Alleghany Corp. 5.625%, 9/15/20	200,000	213,998
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	640,000	736,917
5.500%, 11/15/20	500,000	525,616
Allstate Corp.
6.200%, 5/16/14	1,148,000	1,256,264
7.450%, 5/16/19	873,000	1,113,801
American Financial Group, Inc./Ohio
9.875%, 6/15/19	69,000	89,188
American International Group, Inc.
3.650%, 1/15/14	2,000,000	2,037,677
5.050%, 10/1/15	554,000	587,251
5.450%, 5/18/17	1,075,000	1,163,162
5.850%, 1/16/18	916,000	1,007,418
8.250%, 8/15/18	3,124,000	3,771,726
6.400%, 12/15/20	3,000,000	3,385,562
Aon Corp.
3.125%, 5/27/16	600,000	625,197
5.000%, 9/30/20	1,000,000	1,106,513
Aspen Insurance Holdings Ltd. 6.000%, 12/15/20	500,000	527,757
Assurant, Inc. 5.625%, 2/15/14	843,000	876,853
Axis Specialty Finance LLC 5.875%, 6/1/20	500,000	544,958
Berkshire Hathaway Finance Corp.
5.000%, 8/15/13	1,943,000	2,037,466
1.500%, 1/10/14	300,000	303,758
4.850%, 1/15/15	1,030,000	1,133,182
5.400%, 5/15/18	693,000	813,072
4.250%, 1/15/21	925,000	1,027,606
3.000%, 5/15/22	250,000	252,357
Berkshire Hathaway, Inc.
3.200%, 2/11/15	2,000,000	2,120,346
1.900%, 1/31/17	1,000,000	1,019,576
3.750%, 8/15/21	500,000	536,836
3.400%, 1/31/22	500,000	522,570

Chubb Corp.
5.750%, 5/15/18	$1,166,000	$1,415,401
6.375%, 3/29/67(l)	500,000	512,500
CNA Financial Corp.
6.500%, 8/15/16	500,000	562,689
7.350%, 11/15/19	571,000	671,711
5.875%, 8/15/20	608,000	665,933
Delphi Financial Group, Inc. 7.875%, 1/31/20	75,000	89,230
Genworth Financial, Inc.
8.625%, 12/15/16	1,500,000	1,575,327
6.515%, 5/22/18	311,000	302,452
7.700%, 6/15/20	200,000	194,559
7.200%, 2/15/21	200,000	192,056
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	1,564,000	1,632,805
6.300%, 3/15/18	500,000	555,189
5.500%, 3/30/20	706,000	745,426
5.125%, 4/15/22	250,000	256,402
HCC Insurance Holdings, Inc. 6.300%, 11/15/19	200,000	227,030
Kemper Corp. 6.000%, 11/30/15	500,000	524,472
Lincoln National Corp.
4.300%, 6/15/15	200,000	211,305
8.750%, 7/1/19	927,000	1,168,022
6.250%, 2/15/20	385,000	433,553
4.850%, 6/24/21	240,000	249,980
6.050%, 4/20/67(l)	1,000,000	890,000
Markel Corp.
7.125%, 9/30/19	221,000	256,043
5.350%, 6/1/21	350,000	368,706
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	150,000	166,748
9.250%, 4/15/19	500,000	662,860
4.800%, 7/15/21	500,000	546,916
MetLife, Inc.
2.375%, 2/6/14	1,000,000	1,017,537
5.500%, 6/15/14	500,000	540,217
6.750%, 6/1/16	2,500,000	2,928,683
7.717%, 2/15/19	342,000	433,156
4.750%, 2/8/21	1,447,000	1,607,448
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	304,000	317,655
Principal Financial Group, Inc.
7.875%, 5/15/14	500,000	557,561
8.875%, 5/15/19	600,000	787,598
Progressive Corp.
3.750%, 8/23/21	125,000	135,038
6.700%, 6/15/37(l)	1,000,000	1,037,500
Protective Life Corp. 7.375%, 10/15/19	400,000	461,500
Prudential Financial, Inc.
4.500%, 7/15/13	932,000	960,381
5.100%, 9/20/14	263,000	281,850
3.875%, 1/14/15	229,000	239,888
6.200%, 1/15/15	300,000	331,404
4.750%, 6/13/15	1,000,000	1,073,669
6.000%, 12/1/17	1,070,000	1,216,647
7.375%, 6/15/19	531,000	648,457
5.375%, 6/21/20	1,100,000	1,208,991
8.875%, 6/15/38(l)	303,000	359,055

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Reinsurance Group of America, Inc.
6.450%, 11/15/19	$269,000	$304,049
5.000%, 6/1/21	60,000	62,333
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	105,652
Torchmark Corp. 9.250%, 6/15/19	175,000	221,296
Travelers Cos., Inc.
5.500%, 12/1/15	1,040,000	1,168,686
5.800%, 5/15/18	1,000,000	1,202,546
5.900%, 6/2/19	500,000	616,324
Unum Group
7.125%, 9/30/16	100,000	115,692
5.625%, 9/15/20	600,000	649,660
W.R. Berkley Corp. 4.625%, 3/15/22	750,000	751,438
Willis Group Holdings plc 5.750%, 3/15/21	500,000	541,310
Willis North America, Inc.
5.625%, 7/15/15	470,000	502,486
6.200%, 3/28/17	500,000	560,241
7.000%, 9/29/19	100,000	115,833
XL Group plc 5.250%, 9/15/14	866,000	908,119

		73,269,585

Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp.
4.625%, 4/1/15	1,852,000	1,969,150
7.000%, 10/15/17	250,000	296,138
5.050%, 9/1/20	771,000	813,620
4.700%, 3/15/22	500,000	511,047
AvalonBay Communities, Inc.
5.700%, 3/15/17	439,000	505,240
6.100%, 3/15/20	139,000	167,064
BioMed Realty LP
3.850%, 4/15/16	500,000	514,541
6.125%, 4/15/20	250,000	283,237
Boston Properties LP
3.700%, 11/15/18	400,000	414,507
5.875%, 10/15/19	200,000	231,420
5.625%, 11/15/20	1,750,000	2,016,172
Brandywine Operating Partnership LP
4.950%, 4/15/18	250,000	254,398
Camden Property Trust 4.625%, 6/15/21	275,000	295,745
CommonWealth REIT 6.650%, 1/15/18	381,000	410,487
Digital Realty Trust LP
4.500%, 7/15/15	339,000	354,582
5.875%, 2/1/20	1,000,000	1,102,233
5.250%, 3/15/21	500,000	530,788
Duke Realty LP
6.500%, 1/15/18	500,000	571,912
6.750%, 3/15/20	1,565,000	1,837,693
Entertainment Properties Trust
7.750%, 7/15/20	269,000	296,667
Equity One, Inc.
6.250%, 12/15/14	200,000	216,232
ERP Operating LP
5.250%, 9/15/14	1,119,000	1,202,613

5.125%, 3/15/16	$1,416,000	$1,563,482
4.750%, 7/15/20	250,000	275,023
HCP, Inc.
5.650%, 12/15/13	310,000	325,176
2.700%, 2/1/14	1,300,000	1,323,919
3.750%, 2/1/16	170,000	176,399
6.000%, 1/30/17	861,000	964,602
3.750%, 2/1/19	200,000	200,370
5.375%, 2/1/21	1,690,000	1,875,373
Health Care REIT, Inc.
3.625%, 3/15/16	1,000,000	1,027,727
6.200%, 6/1/16	527,000	588,486
6.125%, 4/15/20	285,000	321,829
4.950%, 1/15/21	1,000,000	1,041,670
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	248,000	256,235
6.500%, 1/17/17	469,000	513,744
Hospitality Properties Trust
7.875%, 8/15/14	1,323,000	1,433,794
6.300%, 6/15/16	500,000	538,273
5.625%, 3/15/17	250,000	266,417
Kilroy Realty LP
5.000%, 11/3/15	200,000	212,878
4.800%, 7/15/18	350,000	370,657
Kimco Realty Corp.
6.875%, 10/1/19	339,000	405,002
Liberty Property LP
6.625%, 10/1/17	500,000	582,799
4.750%, 10/1/20	239,000	253,020
Mack-Cali Realty LP
7.750%, 8/15/19	639,000	782,388
Realty Income Corp.
6.750%, 8/15/19	750,000	895,903
5.750%, 1/15/21	250,000	281,741
Senior Housing Properties Trust
4.300%, 1/15/16	150,000	150,938
Simon Property Group LP
4.200%, 2/1/15	1,872,000	1,979,552
5.100%, 6/15/15	464,000	507,773
5.750%, 12/1/15	385,000	432,931
5.250%, 12/1/16	208,000	234,714
2.150%, 9/15/17	250,000	249,032
10.350%, 4/1/19	1,000,000	1,406,652
5.650%, 2/1/20	1,573,000	1,847,909
4.375%, 3/1/21	1,095,000	1,182,149
Tanger Properties LP
6.125%, 6/1/20	500,000	576,527
UDR, Inc.
5.250%, 1/15/15	300,000	321,040
4.250%, 6/1/18	250,000	266,395
4.625%, 1/10/22	200,000	212,094
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	200,000	203,703
4.000%, 4/30/19	1,000,000	1,028,968
4.250%, 3/1/22	500,000	507,517
Vornado Realty LP
4.250%, 4/1/15	500,000	526,636
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,068,997

		43,975,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Real Estate Management & Development (0.1%)
ProLogis LP
7.625%, 8/15/14	$421,000	$462,896
6.250%, 3/15/17	252,000	284,907
6.625%, 5/15/18	900,000	1,037,598
6.625%, 12/1/19	1,000,000	1,168,485
6.875%, 3/15/20	518,000	621,095
Regency Centers LP
5.250%, 8/1/15	500,000	537,659

		4,112,640

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	500,000	489,555
4.000%, 4/27/16	1,000,000	985,430

		1,474,985

Total Financials		783,523,264

Health Care (2.1%)
Biotechnology (0.3%)
Amgen, Inc.
1.875%, 11/15/14	1,500,000	1,526,628
4.850%, 11/18/14	208,000	224,658
2.300%, 6/15/16	420,000	429,921
2.500%, 11/15/16	500,000	517,200
5.850%, 6/1/17	1,480,000	1,748,136
6.150%, 6/1/18	200,000	239,872
5.700%, 2/1/19	958,000	1,128,063
4.500%, 3/15/20	135,000	148,468
3.450%, 10/1/20	1,000,000	1,035,600
4.100%, 6/15/21	800,000	854,999
3.625%, 5/15/22	1,000,000	1,030,586
Biogen Idec, Inc.
6.875%, 3/1/18	700,000	853,183
Celgene Corp.
3.950%, 10/15/20	1,000,000	1,049,707
Genentech, Inc.
4.750%, 7/15/15	1,000,000	1,105,150
Genzyme Corp.
3.625%, 6/15/15	1,200,000	1,291,060
Gilead Sciences, Inc.
2.400%, 12/1/14	750,000	772,931
4.400%, 12/1/21	2,000,000	2,205,825

		16,161,987

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
4.625%, 3/15/15	208,000	228,691
5.900%, 9/1/16	936,000	1,109,594
4.250%, 3/15/20	369,000	416,788
Becton Dickinson and Co.
3.250%, 11/12/20	1,300,000	1,363,101
Boston Scientific Corp.
4.500%, 1/15/15	1,000,000	1,062,517
6.400%, 6/15/16	1,000,000	1,149,323
6.000%, 1/15/20	1,000,000	1,191,185
C.R. Bard, Inc.
2.875%, 1/15/16	250,000	261,518
4.400%, 1/15/21	190,000	216,638
CareFusion Corp.
5.125%, 8/1/14	200,000	214,198

6.375%, 8/1/19	$500,000	$594,026
Covidien International Finance S.A.
2.800%, 6/15/15	200,000	208,335
6.000%, 10/15/17	1,166,000	1,401,437
4.200%, 6/15/20	700,000	781,954
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	198,202
Medtronic, Inc.
3.000%, 3/15/15	1,000,000	1,057,140
2.625%, 3/15/16	1,000,000	1,048,430
4.450%, 3/15/20	1,500,000	1,723,147
4.125%, 3/15/21	500,000	558,589
3.125%, 3/15/22	150,000	155,437
St. Jude Medical, Inc.
3.750%, 7/15/14	1,000,000	1,054,804
4.875%, 7/15/19	500,000	574,168
Stryker Corp.
3.000%, 1/15/15	269,000	282,892
2.000%, 9/30/16	1,220,000	1,247,824
4.375%, 1/15/20	269,000	306,225
Zimmer Holdings, Inc.
1.400%, 11/30/14	400,000	401,344
3.375%, 11/30/21	400,000	413,331

		19,220,838

Health Care Providers & Services (0.5%)
Aetna, Inc.
6.000%, 6/15/16	748,000	868,206
6.500%, 9/15/18	500,000	617,199
AmerisourceBergen Corp.
4.875%, 11/15/19	1,000,000	1,144,551
Cardinal Health, Inc.
4.625%, 12/15/20	1,700,000	1,910,166
Cigna Corp.
5.375%, 3/15/17	25,000	28,190
5.125%, 6/15/20	1,052,000	1,174,944
4.500%, 3/15/21	250,000	271,333
4.000%, 2/15/22	500,000	521,924
Coventry Health Care, Inc.
6.300%, 8/15/14	286,000	311,025
5.950%, 3/15/17	336,000	380,520
5.450%, 6/15/21	530,000	594,925
Express Scripts Holding Co.
6.250%, 6/15/14	968,000	1,057,908
2.750%, 11/21/14§	500,000	511,901
3.125%, 5/15/16	2,000,000	2,088,858
4.750%, 11/15/21§	1,250,000	1,391,751
3.900%, 2/15/22§	2,000,000	2,088,109
Humana, Inc.
6.450%, 6/1/16	149,000	169,106
7.200%, 6/15/18	1,081,000	1,306,176
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	362,892
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,500,000	1,648,798
McKesson Corp.
6.500%, 2/15/14	846,000	918,821
5.700%, 3/1/17	500,000	584,107
4.750%, 3/1/21	1,000,000	1,150,635
Medco Health Solutions, Inc.
2.750%, 9/15/15	1,500,000	1,539,261
7.125%, 3/15/18	500,000	613,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Quest Diagnostics, Inc.
3.200%, 4/1/16	$1,000,000	$1,043,009
6.400%, 7/1/17	500,000	592,786
UnitedHealth Group, Inc.
5.000%, 8/15/14	2,000,000	2,168,410
6.000%, 2/15/18	1,580,000	1,903,732
4.700%, 2/15/21	750,000	855,298
WellPoint, Inc.
6.000%, 2/15/14	446,000	479,858
5.000%, 12/15/14	40,000	43,380
5.250%, 1/15/16	500,000	559,777
5.875%, 6/15/17	639,000	750,127
7.000%, 2/15/19	1,022,000	1,268,262
4.350%, 8/15/20	1,000,000	1,095,815
3.125%, 5/15/22	500,000	502,634

		34,518,099

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.500%, 9/14/15	1,000,000	1,117,557
5.000%, 7/15/20	500,000	566,376
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	1,045,179
6.000%, 3/1/20	1,000,000	1,179,126
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	1,000,000	1,020,811
3.200%, 3/1/16	1,500,000	1,602,049
4.500%, 3/1/21	1,000,000	1,141,435

		7,672,533

Pharmaceuticals (0.9%)
Abbott Laboratories
2.700%, 5/27/15	2,000,000	2,103,647
5.875%, 5/15/16	763,000	899,443
5.600%, 11/30/17	693,000	839,413
5.125%, 4/1/19	1,700,000	2,015,930
4.125%, 5/27/20	500,000	570,160
Allergan, Inc.
3.375%, 9/15/20	1,000,000	1,063,723
AstraZeneca plc
5.900%, 9/15/17	1,750,000	2,101,584
Bristol-Myers Squibb Co.
5.250%, 8/15/13	120,000	126,304
5.450%, 5/1/18	750,000	903,387
Eli Lilly and Co.
5.200%, 3/15/17	1,604,000	1,879,990
GlaxoSmithKline Capital plc
2.850%, 5/8/22	1,500,000	1,526,334
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	2,500,000	3,017,972
Hospira, Inc.
5.900%, 6/15/14	205,000	219,974
6.400%, 5/15/15	1,251,000	1,386,343
Johnson & Johnson
1.200%, 5/15/14	1,000,000	1,012,138
2.150%, 5/15/16	800,000	835,835
5.550%, 8/15/17	2,000,000	2,424,666
3.550%, 5/15/21	400,000	450,474
Merck & Co., Inc.
5.300%, 12/1/13	1,500,000	1,598,269
4.750%, 3/1/15	1,000,000	1,103,678
6.000%, 9/15/17	1,058,000	1,294,254

5.000%, 6/30/19	$950,000	$1,141,983
3.875%, 1/15/21	1,000,000	1,132,126
Novartis Capital Corp.
4.125%, 2/10/14	600,000	632,242
2.900%, 4/24/15	2,000,000	2,111,896
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,254,000	3,882,775
Pfizer, Inc.
4.500%, 2/15/14	596,000	633,158
5.350%, 3/15/15	1,846,000	2,061,557
6.200%, 3/15/19	2,500,000	3,142,869
Sanofi S.A.
1.625%, 3/28/14	600,000	609,622
2.625%, 3/29/16	1,000,000	1,048,553
4.000%, 3/29/21	1,700,000	1,894,740
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	250,000	258,750
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	190,000	216,125
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	969,000	1,020,733
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,500,000	1,575,000
Teva Pharmaceutical Finance IV LLC
1.700%, 11/10/14	1,000,000	1,018,172
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	231,000	245,592
6.125%, 8/15/19	288,000	330,539
Wyeth LLC
5.500%, 2/1/14	2,000,000	2,148,595
5.500%, 2/15/16	1,335,000	1,536,478
5.450%, 4/1/17	500,000	588,524

		54,603,547

Total Health Care		132,177,004

Industrials (1.8%)
Aerospace & Defense (0.5%)
Boeing Co.
5.000%, 3/15/14	300,000	321,966
3.500%, 2/15/15	685,000	732,233
6.000%, 3/15/19	846,000	1,057,820
4.875%, 2/15/20	886,000	1,063,775
Embraer Overseas Ltd. 6.375%, 1/15/20	1,000,000	1,107,500
General Dynamics Corp.
5.250%, 2/1/14	2,000,000	2,143,722
2.250%, 7/15/16	500,000	522,020
3.875%, 7/15/21	500,000	560,855
Goodrich Corp.
6.125%, 3/1/19	250,000	307,477
4.875%, 3/1/20	269,000	311,638
3.600%, 2/1/21	800,000	860,504
Honeywell International, Inc.
3.875%, 2/15/14	1,500,000	1,576,256
5.400%, 3/15/16	110,000	126,836
5.300%, 3/1/18	944,000	1,126,252
5.000%, 2/15/19	846,000	1,004,900
4.250%, 3/1/21	500,000	577,835
L-3 Communications Corp.
3.950%, 11/15/16	400,000	423,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

5.200%, 10/15/19	$1,000,000	$1,093,708
4.950%, 2/15/21	1,000,000	1,081,497
Lockheed Martin Corp.
2.125%, 9/15/16	500,000	513,096
4.250%, 11/15/19	1,243,000	1,380,747
3.350%, 9/15/21	500,000	517,643
Northrop Grumman Corp.
3.700%, 8/1/14	224,000	235,109
1.850%, 11/15/15	1,000,000	1,012,971
Raytheon Co.
1.625%, 10/15/15	500,000	513,269
6.400%, 12/15/18	208,000	259,377
4.400%, 2/15/20	769,000	873,547
3.125%, 10/15/20	1,000,000	1,051,847
Rockwell Collins, Inc.
5.250%, 7/15/19	135,000	158,623
3.100%, 11/15/21	550,000	574,474
Textron, Inc.
6.200%, 3/15/15	300,000	329,289
4.625%, 9/21/16	250,000	266,317
7.250%, 10/1/19	500,000	590,921
5.950%, 9/21/21	250,000	283,331
United Technologies Corp.
4.875%, 5/1/15	1,000,000	1,114,222
1.200%, 6/1/15	300,000	303,562
1.800%, 6/1/17	167,000	170,251
5.375%, 12/15/17	1,008,000	1,207,401
6.125%, 2/1/19	1,396,000	1,724,976
4.500%, 4/15/20	1,175,000	1,361,777

		30,442,874

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	250,000	273,021
8.000%, 1/15/19	682,000	899,472
United Parcel Service, Inc.
5.125%, 4/1/19	2,000,000	2,410,926
3.125%, 1/15/21	1,300,000	1,386,825

		4,970,244

Airlines (0.1%)
American Airlines, Inc. Series 09-1A 10.375%, 7/2/19	898,162	971,182
Series A 8.625%, 10/15/21	485,239	515,567
Continental Airlines, Inc. 9.000%, 7/8/16	559,162	637,445
Series A A 4.750%, 1/12/21	980,739	1,026,147
Delta Air Lines, Inc.
4.950%, 5/23/19	1,007,840	1,067,101
7.750%, 12/17/19	367,116	418,513
Southwest Airlines Co.
5.250%, 10/1/14	553,000	595,507
5.750%, 12/15/16	461,000	526,591

		5,758,053

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	2,728,000	2,983,933
8.125%, 7/15/18	269,000	319,702

Owens Corning, Inc.
6.500%, 12/1/16	$519,000	$581,280
9.000%, 6/15/19	500,000	627,500

		4,512,415

Commercial Services & Supplies (0.2%)
Avery Dennison Corp. 5.375%, 4/15/20	169,000	179,593
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	334,601
4.750%, 5/1/19	200,000	236,869
Cornell University 5.450%, 2/1/19	200,000	239,441
Dartmouth College 4.750%, 6/1/19	135,000	159,141
Johns Hopkins University 5.250%, 7/1/19	656,000	786,862
Pitney Bowes, Inc. 4.875%, 8/15/14	500,000	521,250
5.750%, 9/15/17	640,000	667,200
6.250%, 3/15/19	1,000,000	1,060,000
Republic Services, Inc.
3.800%, 5/15/18	500,000	534,726
5.500%, 9/15/19	964,000	1,124,458
Vanderbilt University 5.250%, 4/1/19	273,000	326,432
Waste Management, Inc.
6.100%, 3/15/18	346,000	409,344
7.375%, 3/11/19	700,000	885,869
4.750%, 6/30/20	200,000	223,795
4.600%, 3/1/21	500,000	557,362
Yale University 2.900%, 10/15/14	2,273,000	2,382,571

		10,629,514

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	400,000	401,613
2.875%, 5/8/22	1,000,000	1,013,560

		1,415,173

Electrical Equipment (0.1%)
Emerson Electric Co.
4.125%, 4/15/15	1,000,000	1,083,392
5.125%, 12/1/16	500,000	579,247
4.875%, 10/15/19	1,000,000	1,189,123
Roper Industries, Inc.
6.625%, 8/15/13	300,000	317,043
6.250%, 9/1/19	500,000	593,637

		3,762,442

Industrial Conglomerates (0.3%)
3M Co.
4.375%, 8/15/13	1,269,000	1,325,528
1.375%, 9/29/16	500,000	508,865
Acuity Brands Lighting, Inc. 6.000%, 12/15/19	100,000	112,987
Carlisle Cos., Inc. 5.125%, 12/15/20	250,000	272,610
Cooper U.S., Inc.
2.375%, 1/15/16	500,000	513,613
3.875%, 12/15/20	500,000	542,931

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Danaher Corp.
1.300%, 6/23/14	$295,000	$298,677
2.300%, 6/23/16	750,000	783,395
5.625%, 1/15/18	346,000	415,747
5.400%, 3/1/19	500,000	604,736
3.900%, 6/23/21	500,000	561,060
GE Capital Trust I 6.375%, 11/15/67 (l)	900,000	924,750
General Electric Co. 5.250%, 12/6/17	3,000,000	3,491,914
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	1,269,000	1,441,287
6.875%, 8/15/18	846,000	1,027,323
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	1,500,000	1,769,281
3.750%, 3/15/22	250,000	260,113
Tyco Electronics Group S.A. 6.550%, 10/1/17	1,000,000	1,195,233
Tyco International Finance S.A.
6.000%, 11/15/13	639,000	681,391
4.125%, 10/15/14	104,000	110,718
3.375%, 10/15/15	269,000	285,553
3.750%, 1/15/18	1,650,000	1,770,182
8.500%, 1/15/19	508,000	691,712
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	250,000	320,080

		19,909,686

Machinery (0.1%)
Caterpillar, Inc. 3.900%, 5/27/21	350,000	389,165
Deere & Co.
4.375%, 10/16/19	439,000	508,414
2.600%, 6/8/22	1,000,000	999,166
Dover Corp.
5.450%, 3/15/18	466,000	554,006
4.300%, 3/1/21	500,000	574,702
Eaton Corp. 6.950%, 3/20/19	1,000,000	1,275,465
Harsco Corp. 2.700%, 10/15/15	719,000	717,798
IDEX Corp. 4.200%, 12/15/21	300,000	314,066
Illinois Tool Works, Inc.
6.250%, 4/1/19	500,000	620,235
3.375%, 9/15/21§	300,000	323,826
Joy Global, Inc. 5.125%, 10/15/21	400,000	438,882
Kennametal, Inc. 3.875%, 2/15/22	442,000	453,255
Pall Corp. 5.000%, 6/15/20	200,000	224,188
Parker Hannifin Corp. 5.500%, 5/15/18	500,000	598,223
Pentair, Inc. 5.000%, 5/15/21	450,000	495,998
Snap-On, Inc. 4.250%, 1/15/18	200,000	221,455
Xylem, Inc. 3.550%, 9/20/16§	500,000	525,363

		9,234,207

Professional Services (0.0%)
Dun & Bradstreet Corp. 2.875%, 11/15/15	$230,000	$240,880
Equifax, Inc. 4.450%, 12/1/14	269,000	284,809
Verisk Analytics, Inc. 5.800%, 5/1/21	500,000	568,125

		1,093,814

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	346,000	409,814
4.700%, 10/1/19	525,000	593,417
3.600%, 9/1/20	1,500,000	1,597,119
3.050%, 3/15/22	2,000,000	2,028,607
Canadian National Railway Co. 5.550%, 3/1/19	783,000	948,323
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	188,066
7.250%, 5/15/19	600,000	739,543
Con-way, Inc. 7.250%, 1/15/18	500,000	576,430
CSX Corp.
6.250%, 4/1/15	1,069,000	1,216,109
6.250%, 3/15/18	460,000	550,809
7.375%, 2/1/19	693,000	884,035
3.700%, 10/30/20	200,000	210,845
4.250%, 6/1/21	500,000	548,132
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	269,000	277,193
Norfolk Southern Corp.
7.700%, 5/15/17	1,129,000	1,417,987
5.750%, 4/1/18	346,000	409,591
5.900%, 6/15/19	1,145,000	1,395,872
Ryder System, Inc.
7.200%, 9/1/15	474,000	545,019
3.600%, 3/1/16	439,000	460,578
5.850%, 11/1/16	699,000	796,544
Union Pacific Corp.
5.125%, 2/15/14	500,000	532,421
6.125%, 2/15/20	1,346,000	1,669,831
4.000%, 2/1/21	170,000	187,710

		18,183,995

Trading Companies & Distributors (0.0%)
GATX Corp.
8.750%, 5/15/14	300,000	338,806
4.750%, 5/15/15	160,000	171,211
3.500%, 7/15/16	200,000	205,462

		715,479

Total Industrials		110,627,896

Information Technology (1.3%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
1.625%, 3/14/14	1,700,000	1,726,209
5.500%, 2/22/16	2,500,000	2,890,694
3.150%, 3/14/17	500,000	541,620
4.950%, 2/15/19	2,381,000	2,812,752
4.450%, 1/15/20	1,000,000	1,155,478

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Harris Corp.
5.000%, 10/1/15	$200,000	$218,232
6.375%, 6/15/19	165,000	195,189
4.400%, 12/15/20	1,000,000	1,072,133
Motorola Solutions, Inc.
6.000%, 11/15/17	500,000	568,223

		11,180,530

Computers & Peripherals (0.3%)
Dell, Inc.
1.400%, 9/10/13	2,200,000	2,212,312
5.625%, 4/15/14	139,000	150,060
2.300%, 9/10/15	200,000	205,938
5.875%, 6/15/19	769,000	907,453
Hewlett-Packard Co.
1.250%, 9/13/13	4,500,000	4,480,611
4.750%, 6/2/14	1,693,000	1,786,513
2.625%, 12/9/14	750,000	762,451
2.650%, 6/1/16	2,000,000	2,025,929
5.500%, 3/1/18	2,500,000	2,825,540
4.650%, 12/9/21	3,000,000	3,164,171

		18,520,978

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	269,000	289,391
Arrow Electronics, Inc.
3.375%, 11/1/15	500,000	510,809
6.000%, 4/1/20	304,000	335,691
Avnet, Inc.
5.875%, 6/15/20	1,000,000	1,097,741
Corning, Inc.
4.250%, 8/15/20	180,000	197,415

		2,431,047

Internet Software & Services (0.0%)
eBay, Inc.
1.625%, 10/15/15	700,000	715,828
3.250%, 10/15/20	200,000	210,238
Google, Inc.
1.250%, 5/19/14	850,000	860,357
2.125%, 5/19/16	850,000	884,820
3.625%, 5/19/21	850,000	933,909

		3,605,152

IT Services (0.3%)
Computer Sciences Corp.
6.500%, 3/15/18	1,000,000	1,077,354
Fiserv, Inc.
3.125%, 10/1/15	1,000,000	1,033,560
6.800%, 11/20/17	500,000	598,258
HP Enterprise Services LLC
6.000%, 8/1/13	513,000	537,123
International Business Machines Corp.
1.000%, 8/5/13	3,000,000	3,017,778
1.250%, 5/12/14	850,000	858,106
1.950%, 7/22/16	950,000	976,038
5.700%, 9/14/17	5,539,000	6,648,032
SAIC, Inc.
4.450%, 12/1/20	200,000	214,186
Western Union Co.
6.500%, 2/26/14	700,000	756,902

5.253%, 4/1/20	$1,002,000	$1,149,415

		16,866,752

Office Electronics (0.1%)
Xerox Corp.
4.250%, 2/15/15	1,673,000	1,756,120
6.750%, 2/1/17	1,224,000	1,433,177
2.950%, 3/15/17	250,000	251,985
6.350%, 5/15/18	803,000	938,215
5.625%, 12/15/19	539,000	606,300
4.500%, 5/15/21	185,000	192,442

		5,178,239

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14	373,000	405,314
3.000%, 4/15/16	400,000	428,374
Broadcom Corp.
1.500%, 11/1/13	500,000	505,910
Intel Corp.
1.950%, 10/1/16	1,500,000	1,553,185
3.300%, 10/1/21	847,000	901,975
KLA-Tencor Corp.
6.900%, 5/1/18	269,000	321,511
National Semiconductor Corp.
3.950%, 4/15/15	1,000,000	1,084,353
Texas Instruments, Inc.
1.375%, 5/15/14	500,000	505,844
2.375%, 5/16/16	850,000	892,365

		6,598,831

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	269,000	281,924
4.750%, 2/1/20	837,000	940,117
BMC Software, Inc.
4.250%, 2/15/22	120,000	119,906
CA, Inc.
6.125%, 12/1/14	200,000	218,195
5.375%, 12/1/19	800,000	896,214
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,144,800
Microsoft Corp.
2.950%, 6/1/14	1,000,000	1,045,577
2.500%, 2/8/16	3,000,000	3,181,053
4.200%, 6/1/19	386,000	446,330
3.000%, 10/1/20	500,000	543,367
4.000%, 2/8/21	1,000,000	1,156,860
Oracle Corp.
5.250%, 1/15/16	2,766,000	3,148,219
5.750%, 4/15/18	500,000	607,796
5.000%, 7/8/19	3,500,000	4,132,442
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,126,194

		18,988,994

Total Information Technology		83,370,523

Materials (1.5%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	615,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Air Products and Chemicals, Inc.
2.000%, 8/2/16	$235,000	$242,184
4.375%, 8/21/19	339,000	387,161
Airgas, Inc.
2.850%, 10/1/13	269,000	274,273
3.250%, 10/1/15	700,000	728,348
Albemarle Corp.
4.500%, 12/15/20	500,000	540,852
Cabot Corp.
5.000%, 10/1/16	339,000	376,791
Cytec Industries, Inc.
8.950%, 7/1/17	500,000	624,972
Dow Chemical Co.
7.600%, 5/15/14	747,000	832,173
2.500%, 2/15/16	2,310,000	2,376,205
8.550%, 5/15/19	2,205,000	2,932,898
4.250%, 11/15/20	1,690,000	1,836,090
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	1,500,000	1,568,481
3.250%, 1/15/15	1,073,000	1,139,285
1.950%, 1/15/16	1,000,000	1,031,142
6.000%, 7/15/18	1,597,000	1,984,701
5.750%, 3/15/19	500,000	609,234
3.625%, 1/15/21	1,500,000	1,639,787
Eastman Chemical Co.
5.500%, 11/15/19	372,000	419,958
Ecolab, Inc.
2.375%, 12/8/14	500,000	514,490
3.000%, 12/8/16	1,500,000	1,579,328
4.350%, 12/8/21	1,000,000	1,106,708
Lubrizol Corp.
8.875%, 2/1/19	500,000	688,127
Monsanto Co.
5.125%, 4/15/18	769,000	909,045
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	1,075,000	1,160,375
3.250%, 12/1/17	500,000	531,115
6.500%, 5/15/19	760,000	956,140
4.875%, 3/30/20	194,000	224,831
PPG Industries, Inc.
1.900%, 1/15/16	650,000	662,761
6.650%, 3/15/18	300,000	364,955
3.600%, 11/15/20	350,000	369,145
Praxair, Inc.
4.625%, 3/30/15	849,000	936,623
4.500%, 8/15/19	700,000	810,857
4.050%, 3/15/21	500,000	556,512
3.000%, 9/1/21	500,000	516,626
RPM International, Inc.
6.125%, 10/15/19	600,000	686,044
Sherwin-Williams Co.
3.125%, 12/15/14	373,000	391,990
Valspar Corp.
7.250%, 6/15/19	339,000	410,139
4.200%, 1/15/22	200,000	209,613

		33,745,933

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	331,218

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	$653,000	$707,731
6.800%, 8/1/19	321,000	384,232
Packaging Corp. of America
5.750%, 8/1/13	411,000	429,495

		1,521,458

Metals & Mining (0.8%)
Alcoa, Inc.
6.000%, 7/15/13	1,008,000	1,056,271
6.750%, 7/15/18	789,000	895,411
5.720%, 2/23/19	300,000	316,939
6.150%, 8/15/20	1,000,000	1,052,054
5.400%, 4/15/21	1,250,000	1,255,138
Allegheny Technologies, Inc.
9.375%, 6/1/19	504,000	645,868
ArcelorMittal S.A.
9.000%, 2/15/15	506,000	571,417
3.750%, 8/5/15	2,500,000	2,506,955
4.500%, 2/25/17	200,000	196,069
6.125%, 6/1/18	774,000	780,176
9.850%, 6/1/19	898,000	1,065,377
5.250%, 8/5/20	1,500,000	1,432,433
5.500%, 3/1/21	1,000,000	945,913
6.250%, 2/25/22	100,000	97,666
Barrick Gold Corp.
1.750%, 5/30/14	950,000	963,195
2.900%, 5/30/16	800,000	838,927
6.950%, 4/1/19	1,923,000	2,398,424
3.850%, 4/1/22	500,000	517,662
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	2,046,000	2,213,336
1.125%, 11/21/14	750,000	754,581
7.250%, 3/1/16	598,000	720,362
1.875%, 11/21/16	750,000	766,021
5.400%, 3/29/17	139,000	162,233
6.500%, 4/1/19	2,046,000	2,598,896
3.250%, 11/21/21	250,000	260,908
2.875%, 2/24/22	750,000	762,976
Cliffs Natural Resources, Inc.
5.900%, 3/15/20	700,000	748,555
4.800%, 10/1/20	143,000	140,514
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	1,500,000	1,472,301
Newmont Mining Corp.
5.125%, 10/1/19	928,000	1,049,925
3.500%, 3/15/22	750,000	740,884
Nucor Corp.
5.750%, 12/1/17	708,000	850,309
5.850%, 6/1/18	700,000	851,260
Rio Tinto Alcan, Inc. 5.000%, 6/1/15	1,000,000	1,106,250
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	968,000	1,104,481
1.875%, 11/2/15	2,500,000	2,554,750
6.500%, 7/15/18	920,000	1,131,806
9.000%, 5/1/19	487,000	666,043
3.500%, 11/2/20	1,000,000	1,062,373
4.125%, 5/20/21	1,250,000	1,375,249
3.750%, 9/20/21	1,000,000	1,073,293

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Rio Tinto Finance USA plc
2.000%, 3/22/17	$500,000	$509,465
3.500%, 3/22/22	500,000	525,250
Southern Copper Corp. 5.375%, 4/16/20	118,000	130,056
Teck Resources Ltd. 3.850%, 8/15/17	3,000,000	3,180,000
Vale Overseas Ltd.
6.250%, 1/23/17	2,426,000	2,750,502
4.625%, 9/15/20	1,500,000	1,565,625
4.375%, 1/11/22	1,000,000	1,018,910
Xstrata Canada Corp. 5.500%, 6/15/17	512,000	571,601

		51,954,610

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,600,000	1,668,528
Domtar Corp. 4.400%, 4/1/22	2,000,000	1,970,000
International Paper Co.
5.300%, 4/1/15	1,009,000	1,095,791
7.950%, 6/15/18	1,744,000	2,197,031
9.375%, 5/15/19	500,000	668,377

		7,599,727

Total Materials		95,152,946

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
4.850%, 2/15/14	846,000	898,687
5.100%, 9/15/14	768,000	834,457
2.500%, 8/15/15	4,000,000	4,142,504
2.950%, 5/15/16	1,100,000	1,163,070
5.625%, 6/15/16	416,000	481,581
2.400%, 8/15/16	480,000	496,550
1.600%, 2/15/17	1,000,000	998,957
1.700%, 6/1/17	1,000,000	1,001,159
5.500%, 2/1/18	3,700,000	4,399,210
5.800%, 2/15/19	1,589,000	1,932,938
4.450%, 5/15/21	1,000,000	1,144,702
3.875%, 8/15/21	310,000	340,689
3.000%, 2/15/22	1,000,000	1,023,986
BellSouth Corp. 5.200%, 9/15/14	1,571,000	1,708,193
British Telecommunications plc 5.950%, 1/15/18	1,000,000	1,167,606
CenturyLink, Inc.
6.450%, 6/15/21	1,000,000	1,048,388
5.800%, 3/15/22	250,000	249,881
Series Q 6.150%, 9/15/19	500,000	515,776
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	1,046,000	1,093,192
4.875%, 7/8/14	1,423,000	1,511,172
6.750%, 8/20/18	1,500,000	1,811,570
France Telecom S.A.
4.375%, 7/8/14	846,000	890,256
2.125%, 9/16/15	1,000,000	1,005,295
2.750%, 9/14/16	500,000	507,239
5.375%, 7/8/19	1,000,000	1,138,427

4.125%, 9/14/21	$1,000,000	$1,047,257
Qwest Corp.
7.500%, 10/1/14	557,000	621,055
6.500%, 6/1/17	750,000	840,000
6.750%, 12/1/21	1,000,000	1,124,985
Telecom Italia Capital S.A.
5.250%, 11/15/13	1,273,000	1,266,816
6.175%, 6/18/14	1,960,000	1,993,136
5.250%, 10/1/15	1,416,000	1,390,597
6.999%, 6/4/18	1,000,000	1,004,202
7.175%, 6/18/19	690,000	684,790
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	320,000	303,921
3.992%, 2/16/16	2,455,000	2,196,218
6.421%, 6/20/16	346,000	332,734
6.221%, 7/3/17	473,000	445,232
5.877%, 7/15/19	425,000	380,238
5.134%, 4/27/20	629,000	544,095
5.462%, 2/16/21	2,000,000	1,727,467
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,000,000	1,153,860
Verizon Communications, Inc.
1.950%, 3/28/14	2,500,000	2,551,213
5.550%, 2/15/16	2,430,000	2,787,183
5.500%, 2/15/18	1,611,000	1,916,047
6.100%, 4/15/18	208,000	250,485
8.750%, 11/1/18	2,000,000	2,738,001
6.350%, 4/1/19	1,846,000	2,305,532
4.600%, 4/1/21	1,500,000	1,737,122
3.500%, 11/1/21	1,000,000	1,072,127
Virgin Media Secured Finance plc 5.250%, 1/15/21	1,500,000	1,653,985

		65,573,783

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,000,000	1,025,430
5.625%, 11/15/17	2,280,000	2,667,235
5.000%, 3/30/20	2,086,000	2,361,018
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	3,193,000	3,420,686
8.500%, 11/15/18	2,120,000	2,893,898
Rogers Communications, Inc.
6.375%, 3/1/14	2,000,000	2,176,199
6.800%, 8/15/18	1,116,000	1,381,012
Vodafone Group plc
5.000%, 12/16/13	208,000	220,026
4.150%, 6/10/14	777,000	823,097
5.000%, 9/15/15	3,000,000	3,347,211
5.625%, 2/27/17	1,916,000	2,234,914
1.625%, 3/20/17	250,000	249,058
5.450%, 6/10/19	1,139,000	1,362,051

		24,161,835

Total Telecommunication Services		89,735,618

Utilities (1.9%)
Electric Utilities (1.2%)
Alabama Power Co. 5.800%, 11/15/13	1,000,000	1,066,919

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Ameren Illinois Co. 9.750%, 11/15/18	$1,000,000	$1,343,446
Arizona Public Service Co.
5.800%, 6/30/14	500,000	543,909
8.750%, 3/1/19	461,000	609,365
Carolina Power & Light Co. 5.300%, 1/15/19	1,500,000	1,804,608
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	700,000	791,847
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	586,047
1.950%, 9/1/16	175,000	178,553
6.150%, 9/15/17	940,000	1,140,320
4.000%, 8/1/20	271,000	299,303
Connecticut Light & Power Co. Series 09-A 5.500%, 2/1/19	500,000	596,670
Consumers Energy Co. 6.700%, 9/15/19	1,596,000	2,057,131
Dayton Power & Light Co. 5.125%, 10/1/13	1,000,000	1,055,000
Detroit Edison Co.
6.400%, 10/1/13	500,000	533,569
5.600%, 6/15/18	250,000	301,939
Duke Energy Carolinas LLC
5.750%, 11/15/13	1,000,000	1,066,525
7.000%, 11/15/18	346,000	448,156
Duke Energy Corp.
6.300%, 2/1/14	500,000	540,895
3.350%, 4/1/15	1,469,000	1,554,717
5.050%, 9/15/19	300,000	351,380
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	52,383
6.050%, 6/15/16	500,000	583,915
3.750%, 7/15/20	1,000,000	1,096,545
Duke Energy Ohio, Inc. 5.450%, 4/1/19	500,000	601,607
Edison International 3.750%, 9/15/17	500,000	528,044
Entergy Arkansas, Inc. 3.750%, 2/15/21	1,000,000	1,048,039
Entergy Corp.
3.625%, 9/15/15	500,000	517,108
4.700%, 1/15/17	250,000	263,225
5.125%, 9/15/20	500,000	520,161
Entergy Louisiana LLC 1.875%, 12/15/14	130,000	132,455
Entergy Texas, Inc. 7.125%, 2/1/19	500,000	613,607
Exelon Corp. 4.900%, 6/15/15	243,000	264,047
FirstEnergy Solutions Corp. 4.800%, 2/15/15	139,000	148,019
Florida Power & Light Co. 5.550%, 11/1/17	500,000	603,155
Florida Power Corp.
5.650%, 6/15/18	346,000	416,719
4.550%, 4/1/20	135,000	155,119
Series A 5.800%, 9/15/17	1,000,000	1,201,878
Georgia Power Co.
6.000%, 11/1/13	1,000,000	1,067,564

5.400%, 6/1/18	$1,000,000	$1,182,413
4.250%, 12/1/19	307,000	348,470
Great Plains Energy, Inc. 2.750%, 8/15/13	750,000	761,110
Hydro Quebec
7.500%, 4/1/16	2,000,000	2,435,856
2.000%, 6/30/16	1,000,000	1,033,085
Indiana Michigan Power Co. 7.000%, 3/15/19	1,096,000	1,373,881
Jersey Central Power & Light Co. 5.650%, 6/1/17	1,500,000	1,758,097
Kansas City Power & Light Co. 6.375%, 3/1/18	500,000	588,909
Series 09A 7.150%, 4/1/19	500,000	636,950
Kentucky Utilities Co. 1.625%, 11/1/15	1,000,000	1,010,852
LG&E and KU Energy LLC 3.750%, 11/15/20	1,000,000	1,010,031
Louisville Gas & Electric Co. 1.625%, 11/15/15	1,000,000	1,012,203
Metropolitan Edison Co. 7.700%, 1/15/19	500,000	629,599
MidAmerican Energy Co. 4.650%, 10/1/14	1,000,000	1,078,886
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	750,000	894,088
Series D 5.000%, 2/15/14	170,000	180,147
Nevada Power Co.
6.500%, 8/1/18	1,000,000	1,228,590
7.125%, 3/15/19	500,000	637,226
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	1,185,000	1,212,248
7.875%, 12/15/15	200,000	240,304
6.000%, 3/1/19	846,000	994,179
Northern States Power Co.
1.950%, 8/15/15	419,000	428,916
5.250%, 3/1/18	500,000	593,703
NSTAR Electric Co. 5.625%, 11/15/17	750,000	900,264
Ohio Power Co. 6.000%, 6/1/16	1,000,000	1,158,579
Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	1,000,000	1,102,906
6.800%, 9/1/18	500,000	594,574
Pacific Gas & Electric Co.
4.800%, 3/1/14	750,000	797,267
5.625%, 11/30/17	1,000,000	1,194,594
8.250%, 10/15/18	693,000	936,604
3.500%, 10/1/20	1,000,000	1,068,978
PacifiCorp 5.500%, 1/15/19	300,000	359,136
Peco Energy Co. 5.000%, 10/1/14	1,000,000	1,089,193
Portland General Electric Co. 6.100%, 4/15/19	373,000	464,398
Progress Energy, Inc.
6.050%, 3/15/14	1,000,000	1,080,272
7.050%, 3/15/19	1,000,000	1,274,108
Public Service Co. of Colorado 5.125%, 6/1/19	35,000	41,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Public Service Co. of Oklahoma
5.150%, 12/1/19	$52,000	$60,512
4.400%, 2/1/21	150,000	166,132
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	709,163
Sierra Pacific Power Co.
5.450%, 9/1/13	500,000	525,552
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	622,748
Southern California Edison Co.
5.750%, 3/15/14	916,000	990,426
5.500%, 8/15/18	500,000	603,879
Southern Co.
4.150%, 5/15/14	302,000	320,124
1.950%, 9/1/16	310,000	316,684
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	302,574
3.550%, 2/15/22	2,000,000	2,039,182
Southwestern Public Service Co.
Series G 8.750%, 12/1/18	500,000	668,214
Tampa Electric Co.
6.100%, 5/15/18	194,000	235,653
Toledo Edison Co.
7.250%, 5/1/20	585,000	744,541
TransAlta Corp.
4.750%, 1/15/15	1,000,000	1,043,040
UIL Holdings Corp.
4.625%, 10/1/20	500,000	523,530
Union Electric Co.
6.700%, 2/1/19	881,000	1,103,491
Virginia Electric & Power Co.
5.400%, 4/30/18	500,000	597,947
Series A 5.400%, 1/15/16	930,000	1,058,472
Series B 5.000%, 6/30/19	500,000	593,839
Westar Energy, Inc.
5.100%, 7/15/20	500,000	590,058
Wisconsin Electric Power Co.
4.250%, 12/15/19	669,000	760,148
2.950%, 9/15/21	500,000	520,332
Wisconsin Power & Light Co.
5.000%, 7/15/19	269,000	314,640
Xcel Energy, Inc.
4.700%, 5/15/20	500,000	573,398

		76,000,349

Gas Utilities (0.1%)
AGL Capital Corp.
3.500%, 9/15/21	500,000	516,322
Atmos Energy Corp.
8.500%, 3/15/19	650,000	867,366
Boardwalk Pipelines LP
5.750%, 9/15/19	539,000	587,600
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	407,871
4.500%, 1/15/21	1,135,000	1,250,196
DCP Midstream Operating LP
3.250%, 10/1/15	200,000	203,702
ONEOK, Inc.
5.200%, 6/15/15	500,000	546,737

Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	$750,000	$842,594
Questar Corp.
2.750%, 2/1/16	125,000	129,845
Southern California Gas Co.
5.500%, 3/15/14	1,250,000	1,348,962
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	967,719

		7,668,914

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.
4.550%, 6/15/15	500,000	538,506
5.150%, 12/1/20	500,000	550,758
Exelon Generation Co. LLC
6.200%, 10/1/17	596,000	680,838
5.200%, 10/1/19	2,000,000	2,173,290
PPL Energy Supply LLC
6.200%, 5/15/16	500,000	556,773
6.500%, 5/1/18	69,000	79,781
PSEG Power LLC
5.125%, 4/15/20	1,175,000	1,295,597
Southern Power Co.
Series D 4.875%, 7/15/15	1,000,000	1,094,537
Tennessee Valley Authority
4.750%, 8/1/13	2,000,000	2,096,506
5.500%, 7/18/17	2,894,000	3,538,219
3.875%, 2/15/21	1,830,000	2,114,865

		14,719,670

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	269,000	284,372
Ameren Corp.
8.875%, 5/15/14	750,000	835,636
Avista Corp.
5.125%, 4/1/22	500,000	612,690
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	593,456
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	500,000	635,206
4.450%, 6/15/20	500,000	578,056
Series 02-B 7.125%, 12/1/18	943,000	1,218,559
Dominion Resources, Inc.
5.000%, 12/1/14	208,000	225,341
5.150%, 7/15/15	271,000	301,269
2.250%, 9/1/15	1,500,000	1,548,005
6.000%, 11/30/17	941,000	1,125,436
8.875%, 1/15/19	346,000	469,382
5.200%, 8/15/19	316,000	370,781
7.500%, 6/30/66(l)	200,000	212,000
Series A 5.600%, 11/15/16	280,000	324,061
DTE Energy Co.
7.625%, 5/15/14	500,000	557,733
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	201,500
National Grid plc
6.300%, 8/1/16	846,000	974,021

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

NiSource Finance Corp.
5.400%, 7/15/14	$500,000	$538,374
6.400%, 3/15/18	1,250,000	1,464,653
6.800%, 1/15/19	1,000,000	1,199,872
NSTAR LLC
4.500%, 11/15/19	269,000	309,894
PG&E Corp.
5.750%, 4/1/14	500,000	541,231
SCANA Corp.
6.250%, 4/1/20	200,000	230,986
Sempra Energy
6.500%, 6/1/16	409,000	485,360
2.300%, 4/1/17	550,000	564,086
9.800%, 2/15/19	1,000,000	1,386,827
Veolia Environnement S.A.
6.000%, 6/1/18	1,067,000	1,174,423
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	530,000	547,225

		19,510,435

Water Utilities (0.0%)
United Utilities plc
5.375%, 2/1/19	500,000	533,442

Total Utilities		118,432,810

Total Corporate Bonds		1,841,711,713

Government Securities (66.6%)
Foreign Governments (2.4%)
Canadian Government Bond
2.375%, 9/10/14	2,485,000	2,590,835
0.875%, 2/14/17	2,000,000	2,006,006
China Development Bank Corp.
5.000%, 10/15/15	500,000	539,800
Development Bank of Japan
4.250%, 6/9/15	500,000	546,649
5.125%, 2/1/17	1,000,000	1,168,968
Egypt Government AID Bonds
4.450%, 9/15/15	1,000,000	1,110,824
Export Development Canada
1.750%, 9/24/12	3,000	3,010
3.500%, 5/16/13	1,000	1,027
2.250%, 5/28/15	2,500,000	2,621,539
Export-Import Bank of Korea
8.125%, 1/21/14	2,789,000	3,045,588
5.875%, 1/14/15	800,000	871,760
4.125%, 9/9/15	2,650,000	2,796,545
4.000%, 1/11/17	800,000	853,312
5.125%, 6/29/20	500,000	556,245
4.000%, 1/29/21	1,500,000	1,551,870
Federative Republic of Brazil
7.875%, 3/7/15	2,000,000	2,340,000
6.000%, 1/17/17	2,000,000	2,358,000
8.000%, 1/15/18	1,338,000	1,555,425
5.875%, 1/15/19	2,500,000	3,025,000
8.875%, 10/14/19	554,000	781,140
4.875%, 1/22/21	2,500,000	2,881,250
Japan Finance Corp.
4.250%, 6/18/13	16,000	16,533
2.875%, 2/2/15	2,500,000	2,622,417
2.500%, 1/21/16	2,000,000	2,096,069
2.500%, 5/18/16	1,000,000	1,049,913

Japan Finance Organization for Municipalities
4.625%, 4/21/15	$1,500,000	$1,650,345
5.000%, 5/16/17	1,000,000	1,168,343
4.000%, 1/13/21	600,000	682,458
Korea Development Bank
5.750%, 9/10/13	70,000	73,220
8.000%, 1/23/14	2,500,000	2,724,000
4.375%, 8/10/15	615,000	653,745
3.250%, 3/9/16	100,000	102,870
4.000%, 9/9/16	1,000,000	1,062,065
Korea Finance Corp.
3.250%, 9/20/16	650,000	664,267
People’s Republic of China
4.750%, 10/29/13	1,000,000	1,050,300
Province of British Columbia
2.850%, 6/15/15	1,724,000	1,831,777
2.100%, 5/18/16	1,000,000	1,046,050
1.200%, 4/25/17	1,500,000	1,509,167
Province of Manitoba
1.375%, 4/28/14	300,000	303,671
4.900%, 12/6/16	650,000	751,579
Province of New Brunswick
2.750%, 6/15/18	1,250,000	1,332,469
Province of Nova Scotia
2.375%, 7/21/15	500,000	520,184
5.125%, 1/26/17	1,233,000	1,442,215
Province of Ontario
3.500%, 7/15/13	1,000,000	1,030,162
1.375%, 1/27/14	6,000,000	6,067,719
4.100%, 6/16/14	2,193,000	2,336,941
2.950%, 2/5/15	2,000,000	2,108,346
2.700%, 6/16/15	6,000,000	6,312,934
2.300%, 5/10/16	2,000,000	2,087,098
4.400%, 4/14/20	5,000,000	5,836,990
2.450%, 6/29/22	800,000	793,839
Province of Quebec
4.875%, 5/5/14	416,000	448,094
4.600%, 5/26/15	1,270,000	1,404,580
5.125%, 11/14/16	1,520,000	1,770,842
4.625%, 5/14/18	1,416,000	1,655,267
3.500%, 7/29/20	1,500,000	1,663,191
Republic of Chile
3.875%, 8/5/20	400,000	444,000
Republic of Colombia
8.250%, 12/22/14	1,000,000	1,170,000
7.375%, 1/27/17	1,500,000	1,854,000
7.375%, 3/18/19	2,000,000	2,615,000
4.375%, 7/12/21	1,000,000	1,125,000
Republic of Italy
2.125%, 9/16/13	1,500,000	1,464,449
4.500%, 1/21/15	3,002,000	2,958,515
3.125%, 1/26/15	3,000,000	2,858,341
5.250%, 9/20/16	1,901,000	1,880,664
5.375%, 6/12/17	2,500,000	2,466,873
Republic of Korea
5.750%, 4/16/14	1,846,000	1,986,665
4.875%, 9/22/14	545,000	586,093
7.125%, 4/16/19	1,546,000	1,960,927
Republic of Panama
7.250%, 3/15/15	1,000,000	1,140,000
5.200%, 1/30/20	943,000	1,100,953

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Republic of Peru
8.375%, 5/3/16	$720,000	$887,040
7.125%, 3/30/19	1,209,000	1,553,565
Republic of Poland
5.250%, 1/15/14	500,000	528,750
3.875%, 7/16/15	1,443,000	1,524,169
5.000%, 10/19/15	1,193,000	1,304,844
6.375%, 7/15/19	1,923,000	2,264,332
5.125%, 4/21/21	1,500,000	1,657,500
Republic of South Africa
6.500%, 6/2/14	500,000	550,315
6.875%, 5/27/19	1,745,000	2,152,894
5.500%, 3/9/20	1,500,000	1,725,000
State of Israel
5.125%, 3/1/14	1,069,000	1,131,804
5.500%, 11/9/16	464,000	529,540
5.125%, 3/26/19	1,387,000	1,577,712
Svensk Exportkredit AB
3.250%, 9/16/14	500,000	524,622
1.750%, 10/20/15	2,230,000	2,270,525
2.125%, 7/13/16	1,000,000	1,029,111
5.125%, 3/1/17	458,000	527,372
United Mexican States
5.875%, 2/17/14	3,020,000	3,231,400
5.625%, 1/15/17	3,836,000	4,463,186
5.950%, 3/19/19	1,693,000	2,056,995
8.125%, 12/30/19	1,458,000	1,953,720
5.125%, 1/15/20	2,000,000	2,340,000
3.625%, 3/15/22	2,000,000	2,114,000

		154,584,329

Municipal Bonds (0.2%)
Bay Area Toll Authority California State
6.793%, 4/1/30	4,000	5,053
7.043%, 4/1/50	4,000	5,658
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	4,000	5,035
City & County of Denver, Colorado
5.650%, 8/1/30	4,000	4,539
City of Chicago, Illinois
6.845%, 1/1/38	2,000	2,281
6.395%, 1/1/40	4,000	5,069
Clark County, Nevada Airport
6.881%, 7/1/42	4,000	4,575
Los Angeles, California Community College District
6.750%, 8/1/49	4,000	5,299
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	204,000	234,394
Municipal Electric Authority of Georgia
6.637%, 4/1/57	2,000	2,320
7.055%, 4/1/57	4,000	4,231
New York City Municipal Water Finance Authority
5.724%, 6/15/42	2,000	2,597
6.011%, 6/15/42	4,000	5,296
New York City Transitional Finance Authority
5.508%, 8/1/37	8,000	9,705
New York State Urban Development Corp.
5.770%, 3/15/39	2,000	2,427
Ohio State University
4.910%, 6/1/40	4,000	4,802

Pennsylvania State Turnpike Commission
5.511%, 12/1/45	$1,000	$1,182
5.561%, 12/1/49	3,000	3,580
Puerto Rico Commonwealth Government Development Bank
3.670%, 5/1/14	1,000,000	1,017,640
4.704%, 5/1/16	1,000,000	1,038,690
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	2,000	2,321
San Diego County, California Water Authority
6.138%, 5/1/49	4,000	5,295
State of California
4.850%, 10/1/14	500,000	539,035
5.450%, 4/1/15	250,000	276,537
3.950%, 11/1/15	1,250,000	1,344,225
5.950%, 4/1/16	35,000	40,119
5.750%, 3/1/17	200,000	231,144
6.200%, 3/1/19	200,000	234,194
6.200%, 10/1/19	400,000	471,472
State of Illinois
3.321%, 1/1/13	269,000	272,368
4.071%, 1/1/14	269,000	277,592
4.421%, 1/1/15	269,000	282,791
4.961%, 3/1/16	3,400,000	3,658,400
5.665%, 3/1/18	2,000,000	2,219,080
State of New York
5.206%, 10/1/31	4,000	4,506

		12,223,452

Supranational (2.7%)
African Development Bank
3.000%, 5/27/14	1,193,000	1,247,937
6.875%, 10/15/15	200,000	224,656
2.500%, 3/15/16	2,000,000	2,123,806
Asian Development Bank
1.625%, 7/15/13	3,500,000	3,541,686
2.750%, 5/21/14	3,100,000	3,227,530
0.875%, 6/10/14	715,000	719,280
4.250%, 10/20/14	416,000	450,614
0.500%, 8/17/15	1,000,000	992,993
2.500%, 3/15/16	2,500,000	2,652,873
5.500%, 6/27/16	3,000,000	3,544,771
1.125%, 3/15/17	1,000,000	1,013,623
1.875%, 10/23/18	1,650,000	1,711,626
1.750%, 3/21/19	1,250,000	1,282,700
Corp. Andina de Fomento
3.750%, 1/15/16	2,000,000	2,078,961
5.750%, 1/12/17	346,000	388,744
8.125%, 6/4/19	979,000	1,234,157
Council of Europe Development Bank
2.750%, 2/10/15	500,000	522,010
2.625%, 2/16/16	1,500,000	1,572,738
Council Of Europe Development Bank
1.500%, 2/22/17	1,500,000	1,498,997
European Bank for Reconstruction & Development
2.750%, 4/20/15	700,000	738,143
2.500%, 3/15/16	3,500,000	3,713,134
1.000%, 2/16/17	1,500,000	1,504,833
European Investment Bank
4.250%, 7/15/13	3,109,000	3,223,476
1.250%, 9/17/13	5,000,000	5,033,893
2.375%, 3/14/14	3,000,000	3,082,594
3.000%, 4/8/14	5,693,000	5,917,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

1.500%, 5/15/14	$2,500,000	$2,534,429
4.625%, 5/15/14	3,760,000	4,029,035
3.125%, 6/4/14	1,346,000	1,406,697
1.125%, 8/15/14	4,000,000	4,028,297
0.875%, 12/15/14	2,000,000	2,001,500
2.875%, 1/15/15	1,693,000	1,778,634
2.750%, 3/23/15	1,500,000	1,575,204
1.375%, 10/20/15	6,000,000	6,067,660
4.875%, 2/16/16	2,018,000	2,285,151
2.250%, 3/15/16	7,000,000	7,277,142
5.125%, 9/13/16	2,000,000	2,310,874
4.875%, 1/17/17	2,471,000	2,846,984
5.125%, 5/30/17	3,401,000	3,980,433
1.625%, 6/15/17	4,000,000	4,019,609
2.875%, 9/15/20	2,250,000	2,342,890
4.000%, 2/16/21	2,000,000	2,244,493
Inter-American Development Bank
3.000%, 4/22/14	6,500,000	6,785,547
2.250%, 7/15/15	1,000,000	1,047,852
5.125%, 9/13/16	2,275,000	2,677,819
1.375%, 10/18/16	2,000,000	2,046,001
4.250%, 9/10/18	1,467,000	1,734,436
3.875%, 9/17/19	1,000,000	1,169,061
3.875%, 2/14/20	2,693,000	3,159,703
International Bank for Reconstruction & Development
1.750%, 7/15/13	4,000,000	4,056,952
3.500%, 10/8/13	2,500,000	2,597,915
0.500%, 11/26/13	4,000,000	4,005,368
0.500%, 3/26/14	1,400,000	1,401,115
1.125%, 8/25/14	1,000,000	1,013,274
2.375%, 5/26/15	3,500,000	3,679,281
2.125%, 3/15/16	6,000,000	6,297,334
5.000%, 4/1/16	916,000	1,058,418
1.000%, 9/15/16	1,000,000	1,012,026
0.875%, 4/17/17	3,500,000	3,481,096
9.250%, 7/15/17	599,000	818,178
International Finance Corp.
3.000%, 4/22/14	2,428,000	2,536,901
0.500%, 5/15/15	500,000	498,664
1.125%, 11/23/16	3,000,000	3,043,409
2.125%, 11/17/17	4,000,000	4,221,482
Nordic Investment Bank
2.625%, 10/6/14	1,300,000	1,360,375
2.250%, 3/15/16	500,000	527,241
5.000%, 2/1/17	1,567,000	1,855,169
1.000%, 3/7/17	1,000,000	1,004,244
North American Development Bank
4.375%, 2/11/20	500,000	577,252

		167,638,608

U.S. Government Agencies (8.4%)
Federal Farm Credit Bank
1.125%, 2/27/14	4,000,000	4,046,519
2.625%, 4/17/14	743,000	772,714
0.360%, 6/25/14	500,000	499,399
3.000%, 9/22/14	1,000,000	1,056,052
0.770%, 2/1/16	5,000,000	4,995,730
5.125%, 8/25/16	485,000	569,491
4.875%, 1/17/17	4,895,000	5,757,087
2.500%, 6/20/22	1,000,000	999,076
Federal Home Loan Bank
1.750%, 8/22/12	1,000	1,002

4.500%, 11/15/12	$1,000	$1,016
1.625%, 3/20/13	1,000	1,010
1.875%, 6/21/13	1,000	1,016
5.125%, 8/14/13	3,901,000	4,112,850
4.000%, 9/6/13	1,229,000	1,282,521
4.500%, 9/16/13	5,000,000	5,253,804
3.625%, 10/18/13	10,000,000	10,428,283
0.550%, 10/25/13	1,200,000	1,201,638
0.375%, 11/27/13	5,500,000	5,501,964
0.875%, 12/27/13	2,000,000	2,015,599
0.375%, 1/29/14	11,000,000	11,000,941
1.375%, 5/28/14	5,750,000	5,855,500
5.250%, 6/18/14	2,772,000	3,035,018
5.500%, 8/13/14	3,901,000	4,304,920
2.750%, 12/12/14	5,000,000	5,276,261
0.600%, 3/5/15	500,000	499,874
2.875%, 6/12/15	2,500,000	2,667,856
1.000%, 3/11/16	5,000,000	5,059,956
5.375%, 5/18/16	5,100,000	6,008,625
2.125%, 6/10/16	5,000,000	5,268,519
4.750%, 12/16/16	10,371,000	12,169,367
4.875%, 5/17/17	3,169,000	3,781,345
5.250%, 6/5/17	950,000	1,143,040
5.000%, 11/17/17	6,426,000	7,761,061
4.125%, 3/13/20	4,000,000	4,727,179
5.500%, 7/15/36	3,000	4,059
Federal Home Loan Bank/Illinois 5.625%, 6/13/16	1,000,000	1,152,392
Federal Home Loan Mortgage Corp.
0.500%, 10/18/13	2,500,000	2,502,827
0.875%, 10/28/13	10,000,000	10,068,615
4.875%, 11/15/13	18,844,000	20,016,557
0.375%, 11/27/13	5,000,000	5,001,786
0.550%, 12/27/13	1,500,000	1,502,928
2.500%, 1/7/14	4,170,000	4,304,467
0.550%, 1/9/14	5,000,000	5,010,007
4.500%, 1/15/14	3,634,000	3,865,778
1.375%, 2/25/14	15,000,000	15,250,661
0.400%, 2/27/14	3,000,000	3,002,509
2.500%, 4/23/14	5,243,000	5,441,637
5.000%, 7/15/14	6,386,000	6,977,106
0.625%, 7/25/14	1,500,000	1,503,633
1.200%, 7/25/14	600,000	600,463
3.000%, 7/28/14	800,000	842,114
1.100%, 8/8/14	900,000	900,923
5.000%, 11/13/14	1,000,000	1,105,699
0.750%, 11/25/14	5,000,000	5,031,949
1.000%, 12/5/14	600,000	601,982
0.875%, 12/19/14	1,500,000	1,504,376
1.000%, 12/19/14	1,200,000	1,204,226
0.850%, 1/9/15	5,000,000	5,015,036
0.800%, 1/13/15	1,000,000	1,006,224
4.500%, 1/15/15	1,916,000	2,108,135
0.650%, 1/30/15	500,000	501,750
0.800%, 1/30/15	1,500,000	1,504,259
2.875%, 2/9/15	5,020,000	5,333,574
0.550%, 2/13/15	1,000,000	1,001,573
0.550%, 2/27/15	3,500,000	3,501,806
0.600%, 5/22/15	250,000	250,015
1.000%, 6/30/15	1,500,000	1,512,847
1.500%, 7/13/15	600,000	600,252
1.050%, 9/28/15	600,000	600,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

4.750%, 11/17/15	$6,915,000	$7,848,175
4.750%, 1/19/16	3,500,000	3,991,040
0.850%, 2/24/16	1,000,000	1,004,722
1.000%, 2/24/16	1,000,000	1,007,229
1.000%, 5/16/16	250,000	250,580
5.500%, 7/18/16	5,693,000	6,770,399
5.125%, 10/18/16	5,500,000	6,489,554
1.600%, 11/2/16	1,200,000	1,205,234
1.625%, 11/14/16	1,200,000	1,205,776
2.250%, 1/23/17	500,000	513,181
2.000%, 2/1/17	2,000,000	2,003,133
2.000%, 2/27/17	1,000,000	1,002,994
5.000%, 4/18/17	5,277,000	6,275,673
1.250%, 5/15/17	250,000	250,555
5.125%, 11/17/17	6,732,000	8,151,013
4.875%, 6/13/18	4,000,000	4,841,687
3.750%, 3/27/19	7,220,000	8,323,059
2.000%, 7/30/19	500,000	506,464
2.375%, 1/13/22	7,930,000	8,159,623
Federal National Mortgage Association
3.875%, 7/12/13	10,000,000	10,372,901
0.500%, 8/9/13	10,000,000	10,024,663
1.125%, 9/17/13	1,000,000	1,010,248
1.000%, 9/23/13	8,000,000	8,067,198
1.125%, 9/30/13	2,079,000	2,098,677
1.125%, 10/8/13	2,539,000	2,565,677
1.000%, 10/15/13	539,000	543,892
4.625%, 10/15/13	8,402,000	8,869,106
0.600%, 10/25/13	3,000,000	3,004,562
0.625%, 12/6/13	1,500,000	1,503,082
0.750%, 12/18/13	5,000,000	5,020,982
0.500%, 12/27/13	4,000,000	4,006,754
5.125%, 1/2/14	90,000	96,022
2.750%, 2/5/14	3,079,000	3,196,654
1.350%, 2/24/14	539,000	547,699
1.250%, 2/27/14	5,000,000	5,071,822
2.750%, 3/13/14	15,150,000	15,758,871
2.500%, 5/15/14	150,000	156,055
0.875%, 8/28/14	8,000,000	8,068,526
3.000%, 9/16/14	2,693,000	2,843,440
4.625%, 10/15/14	2,000,000	2,189,024
0.700%, 10/17/14	3,000,000	3,000,767
2.625%, 11/20/14	5,520,000	5,805,216
0.750%, 11/21/14	1,200,000	1,202,474
0.900%, 12/5/14	1,500,000	1,504,307
0.750%, 12/19/14	11,500,000	11,568,544
1.000%, 1/26/15	1,500,000	1,503,514
0.750%, 1/30/15	500,000	502,760
0.560%, 2/10/15	250,000	249,949
0.800%, 2/13/15	1,000,000	1,006,303
0.625%, 2/27/15	5,000,000	4,999,932
5.000%, 3/2/15	1,000,000	1,120,368
5.000%, 4/15/15	5,000,000	5,620,941
2.375%, 7/28/15	5,000,000	5,263,936
2.150%, 8/4/15	269,000	282,357
0.750%, 9/14/15	500,000	499,840
2.000%, 9/21/15	400,000	418,407
1.875%, 10/15/15	339,000	352,010
4.375%, 10/15/15	3,513,000	3,935,897
1.625%, 10/26/15	5,000,000	5,164,335
5.000%, 3/15/16	4,000,000	4,627,840

2.375%, 4/11/16	$5,000,000	$5,310,556
5.250%, 9/15/16	5,100,000	6,026,360
1.250%, 9/28/16	6,000,000	6,111,373
1.750%, 11/14/16	1,200,000	1,206,566
4.875%, 12/15/16	3,400,000	3,999,633
1.000%, 1/3/17	1,000,000	1,000,490
1.250%, 2/27/17	500,000	501,949
1.250%, 3/6/17	500,000	502,065
1.200%, 3/8/17	500,000	501,625
1.125%, 4/27/17	15,000,000	15,133,373
5.000%, 5/11/17	2,609,000	3,110,780
(Zero Coupon), 6/1/17	3,000,000	2,831,495
5.375%, 6/12/17	4,150,000	5,036,316
1.750%, 1/30/19	500,000	504,231
(Zero Coupon), 10/9/19	4,000,000	3,242,284
Financing Corp. 10.700%, 10/6/17	1,200,000	1,791,715

		527,645,790

U.S. Treasuries (52.9%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,098,000	3,971,280
9.875%, 11/15/15	6,039,000	7,929,033
9.250%, 2/15/16	6,068,000	7,957,047
7.250%, 5/15/16	2,719,000	3,409,842
7.500%, 11/15/16	15,712,000	20,323,629
8.750%, 5/15/17	11,386,000	15,750,874
8.875%, 8/15/17	2,903,000	4,085,347
9.125%, 5/15/18	2,693,000	3,962,334
9.000%, 11/15/18	1,386,000	2,075,492
8.875%, 2/15/19	6,932,000	10,435,781
8.125%, 8/15/19	12,482,000	18,517,242
U.S. Treasury Notes
0.750%, 8/15/13	11,500,000	11,561,543
4.250%, 8/15/13	20,612,000	21,529,636
3.125%, 8/31/13	43,464,000	44,901,876
0.750%, 9/15/13	20,000,000	20,113,282
0.125%, 9/30/13	20,000,000	19,961,484
3.125%, 9/30/13	10,000,000	10,353,125
0.500%, 10/15/13	40,000,000	40,109,376
2.750%, 10/31/13	24,746,000	25,551,116
0.500%, 11/15/13	25,000,000	25,070,995
4.250%, 11/15/13	23,272,000	24,526,961
0.250%, 11/30/13	25,000,000	24,983,693
2.000%, 11/30/13	19,909,000	20,387,204
0.750%, 12/15/13	20,000,000	20,128,906
0.125%, 12/31/13	20,000,000	19,946,876
1.500%, 12/31/13	29,793,000	30,321,245
0.250%, 1/31/14	95,000,000	94,914,652
1.750%, 1/31/14	15,782,000	16,138,945
1.250%, 2/15/14	25,000,000	25,374,023
4.000%, 2/15/14	13,237,000	14,022,429
0.250%, 2/28/14	20,000,000	19,979,688
1.875%, 2/28/14	16,240,000	16,656,785
0.250%, 3/31/14	20,000,000	19,976,562
1.750%, 3/31/14	14,975,000	15,344,695
1.250%, 4/15/14	25,000,000	25,408,203
0.250%, 4/30/14	35,000,000	34,957,619
1.875%, 4/30/14	13,139,000	13,508,534
1.000%, 5/15/14	40,000,000	40,493,752
4.750%, 5/15/14	19,157,000	20,734,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

0.250%, 5/31/14	$45,000,000	$44,943,750
2.250%, 5/31/14	19,111,000	19,806,984
0.750%, 6/15/14	50,000,000	50,414,455
0.250%, 6/30/14	50,000,000	49,937,500
2.625%, 6/30/14	20,100,000	21,019,889
0.625%, 7/15/14	25,000,000	25,143,165
2.625%, 7/31/14	22,435,000	23,491,724
0.500%, 8/15/14	25,000,000	25,083,593
4.250%, 8/15/14	38,880,000	42,079,400
2.375%, 8/31/14	47,972,000	50,061,780
0.250%, 9/15/14	25,000,000	24,945,507
2.375%, 9/30/14	23,464,000	24,535,094
2.375%, 10/31/14	27,197,000	28,464,424
4.250%, 11/15/14	18,464,000	20,151,436
2.625%, 12/31/14	87,425,000	92,322,164
4.000%, 2/15/15	16,392,000	17,927,212
2.500%, 3/31/15	22,870,000	24,184,311
2.500%, 4/30/15	41,732,000	44,173,648
2.125%, 5/31/15	24,390,000	25,586,444
1.875%, 6/30/15	30,000,000	31,279,686
1.750%, 7/31/15	25,965,000	26,993,863
4.250%, 8/15/15	19,365,000	21,634,487
1.250%, 8/31/15	10,000,000	10,248,828
1.250%, 9/30/15	42,079,000	43,117,169
1.250%, 10/31/15	20,000,000	20,497,656
4.500%, 11/15/15	20,579,000	23,324,368
1.375%, 11/30/15	30,000,000	30,882,891
2.125%, 12/31/15	10,000,000	10,555,938
4.500%, 2/15/16	5,000,000	5,711,406
2.125%, 2/29/16	30,000,000	31,727,577
2.625%, 2/29/16	10,157,000	10,930,678
2.375%, 3/31/16	7,520,000	8,028,187
2.000%, 4/30/16	8,000,000	8,437,375
2.625%, 4/30/16	7,000,000	7,546,875
5.125%, 5/15/16	13,582,000	15,943,146
1.750%, 5/31/16	10,000,000	10,456,172
1.500%, 6/30/16	10,000,000	10,359,453
3.250%, 6/30/16	9,000,000	9,944,297
1.500%, 7/31/16	30,000,000	31,080,702
3.250%, 7/31/16	10,554,000	11,681,134
4.875%, 8/15/16	13,723,000	16,098,258
3.000%, 8/31/16	17,972,000	19,734,942
1.000%, 9/30/16	25,000,000	25,388,085
3.000%, 9/30/16	28,118,000	30,903,439
1.000%, 10/31/16	35,000,000	35,532,381
3.125%, 10/31/16	18,464,000	20,412,818
4.625%, 11/15/16	15,000,000	17,555,508
2.750%, 11/30/16	49,079,000	53,538,288
0.875%, 12/31/16	10,000,000	10,089,453
3.250%, 12/31/16	20,000,000	22,275,000
0.875%, 1/31/17	10,000,000	10,086,562
3.125%, 1/31/17	3,811,000	4,228,186
4.625%, 2/15/17	5,167,000	6,087,372
0.875%, 2/28/17	35,000,000	35,302,421
3.000%, 2/28/17	17,464,000	19,301,950
1.000%, 3/31/17	20,000,000	20,275,312
3.250%, 3/31/17	12,079,000	13,501,302
0.875%, 4/30/17	25,000,000	25,189,845
3.125%, 4/30/17	18,464,000	20,558,654
4.500%, 5/15/17	16,272,000	19,195,748
2.750%, 5/31/17	14,964,000	16,415,625

0.750%, 6/30/17	$30,000,000	$30,031,641
2.500%, 6/30/17	34,000,000	36,910,189
2.375%, 7/31/17	10,000,000	10,798,203
4.750%, 8/15/17	18,010,000	21,604,825
1.875%, 8/31/17	15,000,000	15,824,649
1.875%, 9/30/17	42,000,000	44,306,720
4.250%, 11/15/17	12,154,000	14,334,029
2.250%, 11/30/17	35,000,000	37,625,546
3.500%, 2/15/18	28,139,000	32,194,753
2.750%, 2/28/18	30,000,000	33,108,516
2.625%, 4/30/18	5,000,000	5,486,914
3.875%, 5/15/18	7,225,000	8,458,330
2.375%, 5/31/18	15,000,000	16,252,031
2.375%, 6/30/18	10,000,000	10,840,078
2.250%, 7/31/18	30,000,000	32,295,000
4.000%, 8/15/18	9,910,000	11,726,627
1.500%, 8/31/18	15,000,000	15,476,837
1.375%, 9/30/18	21,000,000	21,499,571
1.750%, 10/31/18	20,000,000	20,926,562
3.750%, 11/15/18	23,294,000	27,284,917
1.375%, 12/31/18	14,000,000	14,312,375
1.250%, 1/31/19	25,000,000	25,342,188
2.750%, 2/15/19	25,007,000	27,752,886
1.375%, 2/28/19	15,000,000	15,316,172
3.125%, 5/15/19	32,304,000	36,716,019
3.625%, 8/15/19	34,684,000	40,681,082
3.375%, 11/15/19	33,782,000	39,084,190
3.625%, 2/15/20	35,176,000	41,379,618
3.500%, 5/15/20	35,925,000	41,975,557
2.625%, 8/15/20	45,000,000	49,526,015
2.625%, 11/15/20	35,000,000	38,469,921
3.625%, 2/15/21	45,000,000	53,128,125
3.125%, 5/15/21	44,500,000	50,661,510
2.125%, 8/15/21	45,000,000	47,295,702
2.000%, 11/15/21	30,000,000	31,103,202
2.000%, 2/15/22	37,000,000	38,240,658

		3,329,672,241

Total Government Securities		4,191,764,420

Total Long-Term Debt Securities (95.9%) (Cost $5,770,469,106)		6,033,476,133

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	22,000	35,860
Freddie Mac
8.375%(l)*	17,000	36,890

Total Preferred Stocks (0.0%) (Cost $18,166)		72,750

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (3.1%)
iShares Barclays 1-3 Year Treasury Bond Fund	1,420,000	119,805,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

iShares Barclays 7-10 Year Treasury Bond Fund	690,000	$74,471,700

Total Investment Companies (3.1%) (Cost $192,616,089)		194,277,100

Total Investments (99.0%) (Cost $5,963,103,361)		6,227,825,983
Other Assets Less Liabilities (1.0%)		61,452,779

Net Assets (100%)		$6,289,278,762

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $13,379,962 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2012.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$120,379,213	$—	$120,379,213
Consumer Staples	—	144,153,461	—	144,153,461
Energy	—	164,158,978	—	164,158,978
Financials	—	783,523,264	—	783,523,264
Health Care	—	132,177,004	—	132,177,004
Industrials	—	110,627,896	—	110,627,896
Information Technology	—	83,370,523	—	83,370,523
Materials	—	95,152,946	—	95,152,946
Telecommunication Services	—	89,735,618	—	89,735,618
Utilities	—	118,432,810	—	118,432,810
Government Securities
Foreign Governments	—	154,584,329	—	154,584,329
Municipal Bonds	—	12,223,452	—	12,223,452
Supranational	—	167,638,608	—	167,638,608
U.S. Government Agencies	—	527,645,790	—	527,645,790
U.S. Treasuries	—	3,329,672,241	—	3,329,672,241
Investment Companies
Exchange Traded Funds (ETFs)	194,277,100	—	—	194,277,100
Preferred Stocks
Financials	72,750	—	—	72,750

Total Assets	$194,349,850	$6,033,476,133	$—	$6,227,825,983

Total Liabilities	$—	$—	$—	$—

Total	$194,349,850	$6,033,476,133	$—	$6,227,825,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials††

Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/12	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—

†† Securities at fair value have $0 market value.

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$292,100,604
Long-term U.S. Treasury securities	595,771,246

$887,871,850

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$568,680,573
Long-term U.S. Treasury securities	808,341,329

$1,377,021,902

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$291,818,623
Aggregate gross unrealized depreciation	(28,096,531)

Net unrealized appreciation	$263,722,092

Federal income tax cost of investments	$5,964,103,891

The Portfolio has a net capital loss carryforward of $321,082,346 of which $119,918,831 expires in the year 2016 and $201,163,515 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $5,963,103,361)	$6,227,825,983
Cash	73,623,682
Dividends, interest and other receivables	45,139,497
Receivable for securities sold	37,606,178
Receivable from Separate Accounts for Trust shares sold	4,119,989
Other assets	58,015

Total assets	6,388,373,344

LIABILITIES
Payable for securities purchased	94,055,554
Payable to Separate Accounts for Trust shares redeemed	2,027,105
Investment management fees payable	1,785,648
Administrative fees payable	525,058
Distribution fees payable - Class IB	294,166
Distribution fees payable - Class IA	24,906
Accrued expenses	382,145

Total liabilities	99,094,582

NET ASSETS	$6,289,278,762

Net assets were comprised of:
Paid in capital	$6,257,582,474
Accumulated undistributed net investment income (loss)	54,458,929
Accumulated undistributed net realized gain (loss) on investments	(287,485,263)
Net unrealized appreciation (depreciation) on investments	264,722,622

Net assets	$6,289,278,762

Class IA
Net asset value, offering and redemption price per share, $120,809,271 / 11,895,824 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.16

Class IB
Net asset value, offering and redemption price per share, $1,439,524,303 / 141,503,390 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.17

Class K
Net asset value, offering and redemption price per share, $4,728,945,188 / 465,068,299 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$70,148,893
Dividends	821,198

Total income	70,970,091

EXPENSES
Investment management fees	10,922,308
Administrative fees	3,219,719
Distribution fees - Class IB	1,741,111
Printing and mailing expenses	336,878
Distribution fees - Class IA	154,758
Professional fees	91,884
Trustees’ fees	91,147
Custodian fees	76,580
Miscellaneous	159,451

Total expenses	16,793,836

NET INVESTMENT INCOME (LOSS)	54,176,255

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	35,202,368
Net change in unrealized appreciation (depreciation) on securities	28,003,555

NET REALIZED AND UNREALIZED GAIN (LOSS)	63,205,923

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,382,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,176,255	$132,712,343
Net realized gain (loss) on investments	35,202,368	57,407,537
Net change in unrealized appreciation (depreciation) on investments	28,003,555	145,931,516

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	117,382,178	336,051,396

DIVIDENDS:
Dividends from net investment income
Class IA	—	(3,093,650)
Class IB	—	(25,273,316)
Class K†	—	(111,015,231)

TOTAL DIVIDENDS	—	(139,382,197)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 420,197 and 61,936,654 shares, respectively ]	4,231,955	611,643,079
Capital shares issued in reinvestment of dividends [ 0 and 309,935 shares, respectively ]	—	3,093,650
Capital shares repurchased [ (1,301,974) and (644,482,217) shares, respectively ]	(13,119,698)	(6,499,271,496	)(z)

Total Class IA transactions	(8,887,743)	(5,884,534,767)

Class IB
Capital shares sold [ 15,874,589 and 25,422,522 shares, respectively ]	160,214,300	252,305,601
Capital shares issued in reinvestment of dividends [ 0 and 2,532,074 shares, respectively ]	—	25,273,316
Capital shares repurchased [ (9,917,609) and (27,019,151) shares, respectively ]	(100,088,067)	(269,114,722)

Total Class IB transactions	60,126,233	8,464,195

Class K†
Capital shares sold [ 42,843,905 and 545,204,947 shares, respectively ]	430,957,112	5,525,174,740	(z)
Capital shares issued in reinvestment of dividends [ 0 and 11,143,322 shares, respectively ]	—	111,015,231
Capital shares repurchased [ (104,334,780) and (29,789,095) shares, respectively ]	(1,049,468,484)	(302,335,390)

Total Class K transactions	(618,511,372)	5,333,854,581

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(567,272,882)	(542,215,991)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(449,890,704)	(345,546,792)
NET ASSETS:
Beginning of period	6,739,169,466	7,084,716,258

End of period (a)	$6,289,278,762	$6,739,169,466

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$54,458,929	$282,674

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Core Bond Index Portfolio exchanged approximately 516,274,414 Class IA shares for approximately 516,274,414 Class K shares. This exchange amounted to approximately $5,232,243,545.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO(ff)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009		2008		2007
Net asset value, beginning of period	$9.98	$9.71	$9.39	$9.36		$10.80		$10.96

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.21 (e)	0.28 (e)	0.30	(e)	0.45	(e)	0.56 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.10	0.28	0.28	(0.02	)†	(1.39)		(0.20)

Total from investment operations	0.18	0.49	0.56	0.28		(0.94)		0.36

Less distributions:
Dividends from net investment income	—	(0.22)	(0.24)	(0.25)		(0.50)		(0.52)

Net asset value, end of period	$10.16	$9.98	$9.71	$9.39		$9.36		$10.80

Total return (b)	1.80%	5.01%	6.03%	2.96%		(8.70)%		3.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$120,809	$127,549	$5,775,848	$2,975,095		$102,806		$633,814
Ratio of expenses to average net assets (a)(f)	0.72%	0.47%	0.47%	0.49%		0.57%		0.56%
Ratio of net investment income (loss) to average net assets (a)(f)	1.53%	2.11%	2.85%	3.15%		4.24%		5.02%
Portfolio turnover rate	14%	79%	83%	189%		462%		513%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009		2008		2007
Net asset value, beginning of period	$10.00	$9.72	$9.40	$9.37		$10.81		$10.97

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.17 (e)	0.26 (e)	0.27	(e)	0.42	(e)	0.53 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.09	0.30	0.28	(0.01	)†	(1.39)		(0.20)

Total from investment operations	0.17	0.47	0.54	0.26		(0.97)		0.33

Less distributions:
Dividends from net investment income	—	(0.19)	(0.22)	(0.23)		(0.47)		(0.49)

Net asset value, end of period	$10.17	$10.00	$9.72	$9.40		$9.37		$10.81

Total return (b)	1.70%	4.85%	5.76%	2.70%		(8.93)%		3.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,439,524	$1,355,385	$1,308,869	$1,222,648		$1,104,157		$1,529,392
Ratio of expenses to average net assets (a)(f)	0.72%	0.72%	0.72%	0.74	%(c)	0.82	%(c)	0.81%
Ratio of net investment income (loss) to average net assets (a)(f)	1.53%	1.73%	2.64%	2.91%		4.05%		4.78%
Portfolio turnover rate	14%	79%	83%	189%		462%		513%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO(ff)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.98	$10.12

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments	0.10	0.02

Total from investment operations	0.19	0.08

Less distributions:
Dividends from net investment income	—	(0.22)

Net asset value, end of period	$10.17	$9.98

Total return (b)	1.90%	0.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,728,945	$5,256,236
Ratio of expenses to average net assets (a)(f)	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.78%	1.74%
Portfolio turnover rate	14%	79%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(ff)	On September 25, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Bond Index Portfolio and EQ/Long Term Bond Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Core Bond Index Portfolio.

See Notes to Financial Statements.

EQ/DAVIS NEW YORK VENTURE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	35.1%
Consumer Staples	15.6
Consumer Discretionary	9.5
Information Technology	8.7
Energy	8.5
Materials	7.6
Industrials	5.1
Health Care	4.6
Telecommunication Services	0.4
Cash and Other	4.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,063.80	$6.41
Hypothetical (5% average return before expenses)	1,000.00	1,018.65	6.27
Class IB
Actual	1,000.00	1,063.80	6.41
Hypothetical (5% average return before expenses)	1,000.00	1,018.65	6.27
Class K
Actual	1,000.00	1,064.90	5.13
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	5.02

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.5%)
Automobiles (0.4%)
Harley-Davidson, Inc.	35,550	$1,625,702

Distributors (0.3%)
Li & Fung Ltd.	536,600	1,041,245

Household Durables (0.1%)
Hunter Douglas N.V.	13,143	512,440

Internet & Catalog Retail (1.7%)
Expedia, Inc.	28,560	1,372,879
Groupon, Inc.*	93,300	991,779
Liberty Interactive Corp.*	104,490	1,858,877
Netflix, Inc.*	37,440	2,563,517

		6,787,052

Media (2.7%)
Grupo Televisa S.A.B. (ADR)	25,990	558,265
Walt Disney Co.	206,220	10,001,670

		10,559,935

Specialty Retail (4.1%)
Bed Bath & Beyond, Inc.*	210,452	13,005,934
CarMax, Inc.*	103,160	2,675,970
Tiffany & Co.	11,970	633,812

		16,315,716

Textiles, Apparel & Luxury Goods (0.2%)
Cie Financiere Richemont S.A., Class A	10,300	565,269

Total Consumer Discretionary		37,407,359

Consumer Staples (15.6%)
Beverages (3.5%)
Coca-Cola Co.	75,500	5,903,345
Diageo plc (ADR)	46,825	4,826,253
Heineken Holding N.V.	68,867	3,082,354

		13,811,952

Food & Staples Retailing (10.8%)
Costco Wholesale Corp.	165,490	15,721,550
CVS Caremark Corp.	525,910	24,575,774
Sysco Corp.	38,830	1,157,522
Walgreen Co.	33,010	976,436

		42,431,282

Food Products (0.5%)
Nestle S.A. (Registered)	12,720	758,766
Unilever N.V. (N.Y. Shares)	33,200	1,107,220

		1,865,986

Personal Products (0.1%)
Natura Cosmeticos S.A.	23,000	530,197

Tobacco (0.7%)
Philip Morris International, Inc.	32,190	2,808,899

Total Consumer Staples		61,448,316

Energy (8.5%)
Energy Equipment & Services (1.1%)
Schlumberger Ltd.	36,750	2,385,442

Transocean Ltd.	49,894	$2,231,759

		4,617,201

Oil, Gas & Consumable Fuels (7.4%)
Canadian Natural Resources Ltd.	332,990	8,940,782
China Coal Energy Co., Ltd., Class H	1,210,500	1,004,786
Devon Energy Corp.	78,060	4,526,699
EOG Resources, Inc.	32,250	2,906,048
Occidental Petroleum Corp.	132,890	11,397,975
OGX Petroleo e Gas Participacoes S.A.*	125,000	342,295

		29,118,585

Total Energy		33,735,786

Financials (35.1%)
Capital Markets (7.3%)
Ameriprise Financial, Inc.	25,150	1,314,339
Bank of New York Mellon Corp.	838,070	18,395,636
Charles Schwab Corp.	172,430	2,229,520
Goldman Sachs Group, Inc.	16,260	1,558,684
Julius Baer Group Ltd.*	145,300	5,260,776

		28,758,955

Commercial Banks (6.3%)
Wells Fargo & Co.	740,927	24,776,599

Consumer Finance (6.1%)
American Express Co.	415,305	24,174,904

Diversified Financial Services (1.0%)
Bank of America Corp.	46,264	378,440
CME Group, Inc.	2,750	737,302
JPMorgan Chase & Co.	72,600	2,593,998

		3,709,740

Insurance (12.9%)
ACE Ltd.	44,390	3,290,631
Alleghany Corp.*	16,438	5,584,811
Aon plc	11,680	546,390
Berkshire Hathaway, Inc., Class B*	165,010	13,750,283
Everest Reinsurance Group Ltd.	16,075	1,663,602
Fairfax Financial Holdings Ltd.	7,750	3,043,922
Loews Corp.	297,191	12,158,084
Markel Corp.*	1,442	636,931
Progressive Corp.	490,939	10,226,259

		50,900,913

Real Estate Management & Development (1.5%)
Brookfield Asset Management, Inc., Class A	73,716	2,439,999
Hang Lung Group Ltd.	573,700	3,535,741

		5,975,740

Total Financials		138,296,851

Health Care (4.6%)
Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.	13,500	717,525

Health Care Providers & Services (2.9%)
Express Scripts Holding Co.*	207,600	11,590,308

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	36,702	$1,440,186

Pharmaceuticals (1.1%)
Johnson & Johnson	5,630	380,363
Merck & Co., Inc.	12,558	524,296
Roche Holding AG	19,600	3,383,498

		4,288,157

Total Health Care		18,036,176

Industrials (5.1%)
Aerospace & Defense (0.4%)
Lockheed Martin Corp.	15,980	1,391,538

Commercial Services & Supplies (1.6%)
Iron Mountain, Inc.	187,286	6,172,946

Electrical Equipment (0.4%)
Emerson Electric Co.	31,570	1,470,531

Machinery (0.6%)
PACCAR, Inc.	63,190	2,476,416

Marine (1.1%)
China Shipping Development Co., Ltd., Class H	1,045,200	491,662
Kuehne + Nagel International AG (Registered)	37,751	3,995,756

		4,487,418

Transportation Infrastructure (1.0%)
China Merchants Holdings International Co., Ltd.	1,321,438	4,041,751

Total Industrials		20,040,600

Information Technology (8.7%)
Computers & Peripherals (0.4%)
Hewlett-Packard Co.	83,240	1,673,956

Internet Software & Services (3.4%)
Google, Inc., Class A*	22,995	13,338,710

IT Services (0.5%)
Visa, Inc., Class A	15,920	1,968,190

Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp.	58,420	1,556,893
Texas Instruments, Inc.	203,900	5,849,891

		7,406,784

Software (2.5%)
Activision Blizzard, Inc.	176,900	2,121,031
Microsoft Corp.	141,761	4,336,469
Oracle Corp.	116,000	3,445,200

		9,902,700

Total Information Technology		34,290,340

Materials (7.5%)
Chemicals (5.9%)
Air Products and Chemicals, Inc.	64,890	5,238,570
Ecolab, Inc.	35,960	2,464,339
Monsanto Co.	111,880	9,261,426
Potash Corp. of Saskatchewan, Inc.	71,489	3,123,354

Praxair, Inc.	27,200	$2,957,456

		23,045,145

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	15,410	1,214,616

Containers & Packaging (0.2%)
Sealed Air Corp.	55,322	854,172

Metals & Mining (1.1%)
BHP Billiton plc	73,550	2,100,325
Rio Tinto plc	48,138	2,299,037

		4,399,362

Paper & Forest Products (0.0%)
Sino-Forest Corp.*†(b)	282,990	—
Sino-Forest Corp. (ADR)*§†(b)	6,800	—

		—

Total Materials		29,513,295

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V. (ADR)	56,870	1,482,032

Total Telecommunication Services		1,482,032

Total Common Stocks (95.0%) (Cost $311,501,904)		374,250,755

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Materials (0.1%)
Paper & Forest Products (0.1%)
Sino-Forest Corp.
5.000%, 8/1/13§(b)(h)	$1,664,000	382,720

Total Materials		382,720

Total Convertible Bonds		382,720

Total Long-Term Debt Securities (0.1%) (Cost $1,664,000)		382,720

SHORT-TERM INVESTMENT:
Commercial Paper (4.3%)
Societe Generale North America, Inc. 0.20%, 7/2/12(p) (Cost $16,832,907)	16,833,000	16,832,813

Total Investments (99.4%) (Cost $329,998,811)		391,466,288
Other Assets Less Liabilities (0.6%)		2,403,481

Net Assets (100%)		$393,869,769

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $382,720 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(h)	Security in default.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,288,405	$2,118,954	$—	$37,407,359
Consumer Staples	57,607,196	3,841,120	—	61,448,316
Energy	32,731,000	1,004,786	—	33,735,786
Financials	129,500,334	8,796,517	—	138,296,851
Health Care	14,652,678	3,383,498	—	18,036,176
Industrials	11,511,431	8,529,169	—	20,040,600
Information Technology	34,290,340	—	—	34,290,340
Materials	25,113,933	4,399,362	—	29,513,295
Telecommunication Services	1,482,032	—	—	1,482,032
Convertible Bonds
Materials	—	382,720	—	382,720
Short-Term Investments	—	16,832,813	—	16,832,813

Total Assets	$342,177,349	$49,288,939	$—	$391,466,288

Total Liabilities	$—	$—	$—	$—

Total	$342,177,349	$49,288,939	$—	$391,466,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks-Materials

Balance as of 12/31/11	$149,423
Total gains or losses (realized/unrealized) included in earnings	(149,423)
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/12	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$(149,423)

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$53,217,602
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$70,442,627

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,439,665
Aggregate gross unrealized depreciation	(26,918,520)

Net unrealized appreciation	$47,521,145

Federal income tax cost of investments	$343,945,143

For the six months ended June 30, 2012, the Portfolio incurred approximately $3,102 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $564,560,624 of which $31,136,856 expires in the year 2016 and $533,423,768 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $329,998,811)	$391,466,288
Cash	3,009
Receivable for securities sold	2,986,382
Dividends, interest and other receivables	663,733
Receivable from Separate Accounts for Trust shares sold	27,234
Other assets	2,773

Total assets	395,149,419

LIABILITIES
Foreign currency overdraft payable	94
Payable for securities purchased	433,964
Payable to Separate Accounts for Trust shares redeemed	373,746
Investment management fees payable	268,035
Distribution fees payable - Class IB	68,429
Administrative fees payable	34,424
Distribution fees payable - Class IA	3,293
Trustees’ fees payable	71
Accrued expenses	97,594

Total liabilities	1,279,650

NET ASSETS	$393,869,769

Net assets were comprised of:
Paid in capital	$900,695,727
Accumulated undistributed net investment income (loss)	934,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(569,227,376)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	61,466,473

Net assets	$393,869,769

Class IA
Net asset value, offering and redemption price per share, $16,452,781 / 1,671,787 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.84

Class IB
Net asset value, offering and redemption price per share, $341,802,716 / 34,725,622 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.84

Class K
Net asset value, offering and redemption price per share, $35,614,272 / 3,614,304 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $96,403 foreign withholding tax)	$3,697,816
Interest	19,583

Total income	3,717,399

EXPENSES
Investment management fees	1,707,994
Distribution fees - Class IB	436,644
Administrative fees	219,099
Professional fees	26,402
Printing and mailing expenses	21,274
Distribution fees - Class IA	20,724
Custodian fees	16,409
Trustees’ fees	5,705
Miscellaneous	12,037

Gross expenses	2,466,288
Less: Fees paid indirectly	(10,488)

Net expenses	2,455,800

NET INVESTMENT INCOME (LOSS)	1,261,599

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	9,229,736
Foreign currency transactions	(29,010)

Net realized gain (loss)	9,200,726

Change in unrealized appreciation (depreciation) on:
Securities	14,267,939
Foreign currency translations	(3,278)

Net change in unrealized appreciation (depreciation)	14,264,661

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,465,387

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,726,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,261,599	$2,190,064
Net realized gain (loss) on investments and foreign currency transactions	9,200,726	9,935,475
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	14,264,661	(30,791,004)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,726,986	(18,665,465)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(99,534)
Class IB	—	(1,108,410)
Class K†	—	(186,088)

TOTAL DIVIDENDS	—	(1,394,032)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 244,541 and 2,068,739 shares, respectively ]	2,409,131	18,860,138
Capital shares issued in reinvestment of dividends [ 0 and 11,170 shares, respectively ]	—	99,534
Capital shares repurchased [ (287,664) and (4,461,602) shares, respectively ]	(2,835,177)	(40,803,513	)(z)

Total Class IA transactions	(426,046)	(21,843,841)

Class IB
Capital shares sold [ 1,053,868 and 2,700,740 shares, respectively ]	10,480,766	26,217,174
Capital shares issued in reinvestment of dividends [ 0 and 124,263 shares, respectively ]	—	1,108,410
Capital shares repurchased [ (2,722,075) and (6,705,050) shares, respectively ]	(26,810,513)	(64,002,937)

Total Class IB transactions	(16,329,747)	(36,677,353)

Class K†
Capital shares sold [ 103,797 and 3,763,267 shares, respectively ]	1,023,787	34,046,795	(z)
Capital shares issued in reinvestment of dividends [ 0 and 20,833 shares, respectively ]	—	186,088
Capital shares repurchased [ (192,015) and (81,578) shares, respectively ]	(1,910,747)	(742,678)

Total Class K transactions	(886,960)	33,490,205

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,642,753)	(25,030,989)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,084,233	(45,090,486)
NET ASSETS:
Beginning of period	386,785,536	431,876,022

End of period (a)	$393,869,769	$386,785,536

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$934,945	$(326,654)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Davis New York Venture Portfolio exchanged approximately 2,339,670 Class IA shares for approximately 2,339,670 Class K shares. This exchange amounted to approximately $20,714,838.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.25	$9.73	$8.78	$6.71	$11.13	$10.80

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.07 (e)	0.07 (e)	0.09 (e)	0.09 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.56	(0.50)	0.98	2.13 †	(4.44)	0.32

Total from investment operations	0.59	(0.43)	1.05	2.22	(4.35)	0.44

Less distributions:
Dividends from net investment income	—	(0.05)	(0.10)	(0.15)	(0.07)	(0.08)
Distributions from net realized gains	—	—	—	—	—	(0.03)

Total dividends and distributions	—	(0.05)	(0.10)	(0.15)	(0.07)	(0.11)

Net asset value, end of period	$9.84	$9.25	$9.73	$8.78	$6.71	$11.13

Total return (b)	6.38%	(4.37)%	11.96%	33.13%	(39.11)%	4.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,453	$15,862	$39,869	$30,527	$691,615	$250,993
Ratio of expenses to average net assets:
After waivers (a)	1.25%	0.99%	0.99%	1.02%	1.00%	1.03%
After waivers and fees paid indirectly (a)	1.24%	0.99%	0.99%	1.00%	0.97%	1.00%
Before waivers and fees paid indirectly (a)	1.25%	0.99%	0.99%	1.02%	1.00%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.60%	0.74%	0.79%	1.36%	1.00%	1.05%
After waivers and fees paid indirectly (a)	0.60%	0.74%	0.79%	1.38%	1.03%	1.08%
Before waivers and fees paid indirectly (a)	0.60%	0.74%	0.79%	1.36%	1.00%	1.05%
Portfolio turnover rate	14%	14%	17%	27%	19%	9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009		2008		2007
Net asset value, beginning of period	$9.25	$9.73	$8.78	$6.71		$11.13		$10.80

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.05 (e)	0.05 (e)	0.10	(e)	0.07	(e)	0.10	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.56	(0.50)	0.97	2.10	†	(4.44)		0.31

Total from investment operations	0.59	(0.45)	1.02	2.20		(4.37)		0.41

Less distributions:
Dividends from net investment income	—	(0.03)	(0.07)	(0.13)		(0.05)		(0.05)
Distributions from net realized gains	—	—	—	—		—		(0.03)

Total dividends and distributions	—	(0.03)	(0.07)	(0.13)		(0.05)		(0.08)

Net asset value, end of period	$9.84	$9.25	$9.73	$8.78		$6.71		$11.13

Total return (b)	6.38%	(4.61)%	11.68%	32.79%		(39.27)%		3.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$341,803	$336,677	$392,007	$367,431		$259,138		$289,159
Ratio of expenses to average net assets:
After waivers (a)	1.25%	1.24%	1.24%	1.27	%(c)	1.25	%(c)	1.28	%(c)
After waivers and fees paid indirectly (a)	1.24%	1.24%	1.24%	1.19%		1.22%		1.25	%(c)
Before waivers and fees paid indirectly (a)	1.25%	1.24%	1.24%	1.27	%(c)	1.25	%(c)	1.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.60%	0.50%	0.53%	1.31%		0.72%		0.86%
After waivers and fees paid indirectly (a)	0.61%	0.50%	0.53%	1.40%		0.75%		0.89%
Before waivers and fees paid indirectly (a)	0.60%	0.50%	0.53%	1.31%		0.72%		0.86%
Portfolio turnover rate	14%	14%	17%	27%		19%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.25	$8.79

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.56	0.48

Total from investment operations	0.60	0.51

Less distributions:
Dividends from net investment income	—	(0.05)

Net asset value, end of period	$9.85	$9.25

Total return (b)	6.49%	5.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,614	$34,247
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.99%	0.98%
Before fees paid indirectly (a)	1.00%	0.99%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.86%	0.81%
Before fees paid indirectly (a)	0.85%	0.80%
Portfolio turnover rate	14%	14%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	19.7%
Financials	14.3
Health Care	11.9
Consumer Staples	11.2
Consumer Discretionary	10.9
Energy	10.7
Industrials	10.4
Utilities	3.7
Materials	3.4
Telecommunication Services	3.2
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,091.20	$3.25
Hypothetical (5% average return before expenses)	1,000.00	1,021.76	3.14
Class IB
Actual	1,000.00	1,091.20	3.25
Hypothetical (5% average return before expenses)	1,000.00	1,021.76	3.14
Class K
Actual	1,000.00	1,092.20	1.95
Hypothetical (5% average return before expenses)	1,000.00	1,023.00	1.88

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.62%, 0.62% and 0.37%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.2%)
BorgWarner, Inc.*	27,810	$1,824,058
Goodyear Tire & Rubber Co.*	59,250	699,742
Johnson Controls, Inc.	164,800	4,566,608

		7,090,408

Automobiles (0.4%)
Ford Motor Co.	924,848	8,869,292
Harley-Davidson, Inc.	56,050	2,563,167

		11,432,459

Distributors (0.1%)
Genuine Parts Co.	37,800	2,277,450

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	25,950	939,130
DeVry, Inc.	14,280	442,252
H&R Block, Inc.	71,050	1,135,379

		2,516,761

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	109,800	3,762,846
Chipotle Mexican Grill, Inc.*	7,751	2,944,992
Darden Restaurants, Inc.	31,150	1,577,125
International Game Technology	71,500	1,126,125
Marriott International, Inc., Class A	64,127	2,513,778
McDonald’s Corp.	246,300	21,804,939
Starbucks Corp.	183,800	9,800,216
Starwood Hotels & Resorts
Worldwide, Inc.	47,900	2,540,616
Wyndham Worldwide Corp.	35,345	1,864,095
Wynn Resorts Ltd.	19,279	1,999,618
Yum! Brands, Inc.	111,580	7,187,984

		57,122,334

Household Durables (0.3%)
D.R. Horton, Inc.	67,850	1,247,083
Harman International Industries, Inc.	17,000	673,200
Leggett & Platt, Inc.	33,950	717,363
Lennar Corp., Class A	39,400	1,217,854
Newell Rubbermaid, Inc.	70,176	1,272,993
PulteGroup, Inc.*	81,807	875,335
Whirlpool Corp.	18,766	1,147,729

		7,151,557

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	87,350	19,946,373
Expedia, Inc.	21,859	1,050,762
Netflix, Inc.*	13,500	924,345
priceline.com, Inc.*	12,106	8,044,679
TripAdvisor, Inc.*	23,059	1,030,507

		30,996,666

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	28,208	955,405
Mattel, Inc.	82,450	2,674,678

		3,630,083

Media (3.4%)
Cablevision Systems Corp. - New York Group, Class A	51,900	$689,751
CBS Corp., Class B	157,000	5,146,460
Comcast Corp., Class A	653,350	20,887,600
DIRECTV, Class A*	158,710	7,748,222
Discovery Communications, Inc., Class A*	61,816	3,338,064
Gannett Co., Inc.	56,850	837,400
Interpublic Group of Cos., Inc.	107,326	1,164,487
McGraw-Hill Cos., Inc.	67,800	3,051,000
News Corp., Class A	510,500	11,379,045
Omnicom Group, Inc.	66,100	3,212,460
Scripps Networks Interactive, Inc., Class A	22,461	1,277,132
Time Warner Cable, Inc.	75,697	6,214,724
Time Warner, Inc.	232,600	8,955,100
Viacom, Inc., Class B	127,900	6,013,858
Walt Disney Co.	433,200	21,010,200
Washington Post Co., Class B	1,250	467,275

		101,392,778

Multiline Retail (0.8%)
Big Lots, Inc.*	15,450	630,206
Dollar Tree, Inc.*	56,180	3,022,484
Family Dollar Stores, Inc.	28,250	1,878,060
J.C. Penney Co., Inc.	35,450	826,340
Kohl’s Corp.	58,100	2,642,969
Macy’s, Inc.	100,072	3,437,473
Nordstrom, Inc.	38,800	1,927,972
Sears Holdings Corp.*	9,262	552,941
Target Corp.	160,200	9,322,038

		24,240,483

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	19,934	680,547
AutoNation, Inc.*	10,039	354,176
AutoZone, Inc.*	6,500	2,386,605
Bed Bath & Beyond, Inc.*	56,350	3,482,430
Best Buy Co., Inc.	67,175	1,407,988
CarMax, Inc.*	55,246	1,433,081
GameStop Corp., Class A	31,513	578,578
Gap, Inc.	80,575	2,204,532
Home Depot, Inc.	370,908	19,654,415
Limited Brands, Inc.	58,507	2,488,303
Lowe’s Cos., Inc.	285,150	8,109,666
O’Reilly Automotive, Inc.*	30,614	2,564,535
Ross Stores, Inc.	54,700	3,417,109
Staples, Inc.	166,925	2,178,371
Tiffany & Co.	30,700	1,625,565
TJX Cos., Inc.	179,500	7,705,935
Urban Outfitters, Inc.*	27,008	745,151

		61,016,987

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	69,650	4,073,132
Fossil, Inc.*	12,632	966,853
NIKE, Inc., Class B	88,850	7,799,253
Ralph Lauren Corp.	15,750	2,205,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

VF Corp.	21,000	$2,802,450

		17,847,633

Total Consumer Discretionary		326,715,599

Consumer Staples (11.2%)
Beverages (2.8%)
Beam, Inc.	38,150	2,383,994
Brown-Forman Corp., Class B	24,150	2,338,927
Coca-Cola Co.	546,733	42,749,053
Coca-Cola Enterprises, Inc.	72,650	2,037,106
Constellation Brands, Inc., Class A*	36,850	997,161
Dr. Pepper Snapple Group, Inc.	51,325	2,245,469
Molson Coors Brewing Co., Class B	38,100	1,585,341
Monster Beverage Corp.*	37,140	2,644,368
PepsiCo, Inc.	379,053	26,783,885

		83,765,304

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	104,750	9,951,250
CVS Caremark Corp.	310,545	14,511,768
Kroger Co.	135,900	3,151,521
Safeway, Inc.	58,250	1,057,237
Sysco Corp.	141,900	4,230,039
Walgreen Co.	209,050	6,183,699
Wal-Mart Stores, Inc.	418,218	29,158,159
Whole Foods Market, Inc.	39,650	3,779,438

		72,023,111

Food Products (1.7%)
Archer-Daniels-Midland Co.	159,516	4,708,912
Campbell Soup Co.	42,800	1,428,664
ConAgra Foods, Inc.	100,650	2,609,855
Dean Foods Co.*	44,660	760,560
General Mills, Inc.	156,800	6,043,072
H.J. Heinz Co.	77,500	4,214,450
Hershey Co.	36,900	2,657,907
Hormel Foods Corp.	33,158	1,008,666
J.M. Smucker Co.	27,447	2,072,797
Kellogg Co.	59,800	2,949,934
Kraft Foods, Inc., Class A	429,631	16,592,349
McCormick & Co., Inc. (Non-Voting)	32,100	1,946,865
Mead Johnson Nutrition Co.	49,400	3,977,194
Tyson Foods, Inc., Class A	69,950	1,317,159

		52,288,384

Household Products (2.1%)
Clorox Co.	31,550	2,286,113
Colgate-Palmolive Co.	115,700	12,044,370
Kimberly-Clark Corp.	95,094	7,966,025
Procter & Gamble Co.	664,105	40,676,431

		62,972,939

Personal Products (0.2%)
Avon Products, Inc.	104,550	1,694,756
Estee Lauder Cos., Inc., Class A	54,600	2,954,952

		4,649,708

Tobacco (2.0%)
Altria Group, Inc.	493,100	$17,036,605
Lorillard, Inc.	31,674	4,179,384
Philip Morris International, Inc.	413,400	36,073,284
Reynolds American, Inc.	80,300	3,603,061

		60,892,334

Total Consumer Staples		336,591,780

Energy (10.7%)
Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	105,457	4,334,283
Cameron International Corp.*	59,624	2,546,541
Diamond Offshore Drilling, Inc.	16,847	996,163
FMC Technologies, Inc.*	57,960	2,273,771
Halliburton Co.	223,650	6,349,423
Helmerich & Payne, Inc.	26,019	1,131,306
Nabors Industries Ltd.*	70,300	1,012,320
National Oilwell Varco, Inc.	103,297	6,656,459
Noble Corp.*	61,080	1,986,932
Rowan Cos., plc, Class A*	30,000	969,900
Schlumberger Ltd.	323,238	20,981,379

		49,238,477

Oil, Gas & Consumable Fuels (9.1%)
Alpha Natural Resources, Inc.*	53,296	464,208
Anadarko Petroleum Corp.	121,094	8,016,423
Apache Corp.	94,730	8,325,820
Cabot Oil & Gas Corp.	50,868	2,004,199
Chesapeake Energy Corp.	160,500	2,985,300
Chevron Corp.	478,234	50,453,687
ConocoPhillips	306,484	17,126,326
CONSOL Energy, Inc.	55,100	1,666,224
Denbury Resources, Inc.*	94,652	1,430,192
Devon Energy Corp.	98,000	5,683,020
EOG Resources, Inc.	65,400	5,893,194
EQT Corp.	36,267	1,944,999
Exxon Mobil Corp.#	1,133,260	96,973,058
Hess Corp.	73,650	3,200,093
Kinder Morgan, Inc.	122,387	3,943,309
Marathon Oil Corp.	170,914	4,370,271
Marathon Petroleum Corp.	82,557	3,708,460
Murphy Oil Corp.	47,000	2,363,630
Newfield Exploration Co.*	32,600	955,506
Noble Energy, Inc.	43,053	3,651,756
Occidental Petroleum Corp.	196,600	16,862,382
Peabody Energy Corp.	65,950	1,617,094
Phillips 66*	151,492	5,035,594
Pioneer Natural Resources Co.	29,829	2,631,216
QEP Resources, Inc.	43,139	1,292,876
Range Resources Corp.	39,269	2,429,573
Southwestern Energy Co.*	84,343	2,693,072
Spectra Energy Corp.	158,156	4,596,013
Sunoco, Inc.	25,700	1,220,750
Tesoro Corp.*	33,954	847,492
Valero Energy Corp.	133,935	3,234,530
Williams Cos., Inc.	151,600	4,369,112
WPX Energy, Inc.*	48,133	778,792

		272,768,171

Total Energy		322,006,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (14.3%)
Capital Markets (1.8%)
Ameriprise Financial, Inc.	52,957	$2,767,533
Bank of New York Mellon Corp.	289,019	6,343,967
BlackRock, Inc.	31,064	5,275,288
Charles Schwab Corp.	262,205	3,390,311
E*TRADE Financial Corp.*	61,590	495,184
Federated Investors, Inc., Class B	22,451	490,554
Franklin Resources, Inc.	34,417	3,819,943
Goldman Sachs Group, Inc.	119,192	11,425,745
Invesco Ltd.	108,551	2,453,253
Legg Mason, Inc.	30,363	800,672
Morgan Stanley	369,013	5,383,900
Northern Trust Corp.	58,400	2,687,568
State Street Corp.	118,420	5,286,269
T. Rowe Price Group, Inc.	61,786	3,890,046

		54,510,233

Commercial Banks (2.9%)
BB&T Corp.	169,250	5,221,363
Comerica, Inc.	47,650	1,463,332
Fifth Third Bancorp	222,917	2,987,088
First Horizon National Corp.	61,196	529,345
Huntington Bancshares, Inc./Ohio	209,488	1,340,723
KeyCorp	230,950	1,787,553
M&T Bank Corp.	30,650	2,530,770
PNC Financial Services Group, Inc.	128,179	7,833,019
Regions Financial Corp.	342,302	2,310,538
SunTrust Banks, Inc.	130,400	3,159,592
U.S. Bancorp	458,995	14,761,279
Wells Fargo & Co.	1,287,753	43,062,460
Zions Bancorp	44,600	866,132

		87,853,194

Consumer Finance (0.9%)
American Express Co.	242,710	14,128,149
Capital One Financial Corp.	140,644	7,687,601
Discover Financial Services	128,471	4,442,527
SLM Corp.	118,192	1,856,797

		28,115,074

Diversified Financial Services (2.9%)
Bank of America Corp.	2,611,671	21,363,469
Citigroup, Inc.	710,544	19,476,011
CME Group, Inc.	16,123	4,322,738
IntercontinentalExchange, Inc.*	17,647	2,399,639
JPMorgan Chase & Co.	922,541	32,962,390
Leucadia National Corp.	47,942	1,019,726
Moody’s Corp.	47,876	1,749,868
NASDAQ OMX Group, Inc.	29,623	671,553
NYSE Euronext	61,521	1,573,707

		85,539,101

Insurance (3.5%)
ACE Ltd.	82,127	6,088,075
Aflac, Inc.	113,300	4,825,447
Allstate Corp.	119,076	4,178,377
American International Group, Inc.*	154,959	4,972,634

Aon plc	79,125	$3,701,468
Assurant, Inc.	20,780	723,975
Berkshire Hathaway, Inc., Class B*	426,182	35,513,746
Chubb Corp.	65,400	4,762,428
Cincinnati Financial Corp.	39,263	1,494,742
Genworth Financial, Inc., Class A*	119,070	673,936
Hartford Financial Services Group, Inc.	106,800	1,882,884
Lincoln National Corp.	69,128	1,511,829
Loews Corp.	73,997	3,027,217
Marsh & McLennan Cos., Inc.	132,150	4,259,195
MetLife, Inc.	257,299	7,937,674
Principal Financial Group, Inc.	72,700	1,906,921
Progressive Corp.	147,750	3,077,633
Prudential Financial, Inc.	113,600	5,501,648
Torchmark Corp.	23,825	1,204,354
Travelers Cos., Inc.	94,274	6,018,452
Unum Group	69,270	1,325,135
XL Group plc	75,500	1,588,520

		106,176,290

Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	95,642	6,686,332
Apartment Investment &
Management Co. (REIT), Class A	34,163	923,426
AvalonBay Communities, Inc. (REIT)	23,144	3,274,413
Boston Properties, Inc. (REIT)	36,300	3,933,831
Equity Residential (REIT)	72,900	4,546,044
HCP, Inc. (REIT)	101,668	4,488,642
Health Care REIT, Inc. (REIT)	51,843	3,022,447
Host Hotels & Resorts, Inc. (REIT)	174,089	2,754,088
Kimco Realty Corp. (REIT)	98,570	1,875,787
Plum Creek Timber Co., Inc. (REIT)	39,150	1,554,255
Prologis, Inc. (REIT)	111,562	3,707,205
Public Storage (REIT)	34,500	4,982,145
Simon Property Group, Inc. (REIT)	73,505	11,441,789
Ventas, Inc. (REIT)	70,026	4,420,041
Vornado Realty Trust (REIT)	45,005	3,779,520
Weyerhaeuser Co. (REIT)	130,169	2,910,579

		64,300,544

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	79,450	1,299,802

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	127,914	814,812
People’s United Financial, Inc.	86,193	1,000,701

		1,815,513

Total Financials		429,609,751

Health Care (11.9%)
Biotechnology (1.4%)
Alexion Pharmaceuticals, Inc.*	46,600	4,627,380
Amgen, Inc.	188,530	13,770,231
Biogen Idec, Inc.*	58,089	8,386,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Celgene Corp.*	106,800	$6,852,288
Gilead Sciences, Inc.*	183,500	9,409,880

		43,046,669

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	133,400	7,090,210
Becton, Dickinson and Co.	49,100	3,670,225
Boston Scientific Corp.*	346,356	1,963,839
C.R. Bard, Inc.	20,350	2,186,404
CareFusion Corp.*	53,687	1,378,682
Covidien plc	116,896	6,253,936
DENTSPLY International, Inc.	34,330	1,298,017
Edwards Lifesciences Corp.*	27,829	2,874,736
Intuitive Surgical, Inc.*	9,663	5,351,273
Medtronic, Inc.	252,200	9,767,706
St. Jude Medical, Inc.	76,022	3,034,038
Stryker Corp.	78,450	4,322,595
Varian Medical Systems, Inc.*	27,038	1,643,099
Zimmer Holdings, Inc.	42,650	2,744,954

		53,579,714

Health Care Providers & Services (2.0%)
Aetna, Inc.	84,122	3,261,410
AmerisourceBergen Corp.	60,800	2,392,480
Cardinal Health, Inc.	83,875	3,522,750
Cigna Corp.	69,850	3,073,400
Coventry Health Care, Inc.	34,550	1,098,344
DaVita, Inc.*	22,794	2,238,599
Express Scripts Holding Co.*	195,155	10,895,504
Humana, Inc.	39,550	3,062,752
Laboratory Corp. of America Holdings*	23,500	2,176,335
McKesson Corp.	57,031	5,346,656
Patterson Cos., Inc.	21,200	730,764
Quest Diagnostics, Inc.	38,450	2,303,155
Tenet Healthcare Corp.*	100,200	525,048
UnitedHealth Group, Inc.	251,400	14,706,900
WellPoint, Inc.	80,150	5,112,769

		60,446,866

Health Care Technology (0.1%)
Cerner Corp.*	35,546	2,938,232

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	84,223	3,304,910
Life Technologies Corp.*	43,306	1,948,337
PerkinElmer, Inc.	27,600	712,080
Thermo Fisher Scientific, Inc.	89,000	4,619,990
Waters Corp.*	21,500	1,708,605

		12,293,922

Pharmaceuticals (6.2%)
Abbott Laboratories	381,350	24,585,635
Allergan, Inc.	74,500	6,896,465
Bristol-Myers Squibb Co.	409,273	14,713,364
Eli Lilly and Co.	247,460	10,618,509
Forest Laboratories, Inc.*	64,400	2,253,356
Hospira, Inc.*	40,010	1,399,550
Johnson & Johnson	665,560	44,965,234
Merck & Co., Inc.	737,117	30,774,635
Mylan, Inc.*	103,850	2,219,274
Perrigo Co.	22,670	2,673,473

Pfizer, Inc.	1,814,694	$41,737,962
Watson Pharmaceuticals, Inc.*	30,850	2,282,591

		185,120,048

Total Health Care		357,425,451

Industrials (10.4%)
Aerospace & Defense (2.5%)
Boeing Co.	181,574	13,490,948
General Dynamics Corp.	87,400	5,764,904
Goodrich Corp.	30,550	3,876,795
Honeywell International, Inc.	188,812	10,543,262
L-3 Communications Holdings, Inc.	23,600	1,746,636
Lockheed Martin Corp.	64,508	5,617,357
Northrop Grumman Corp.	60,970	3,889,276
Precision Castparts Corp.	35,250	5,798,272
Raytheon Co.	80,750	4,569,643
Rockwell Collins, Inc.	35,150	1,734,653
Textron, Inc.	67,900	1,688,673
United Technologies Corp.	220,900	16,684,577

		75,404,996

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	39,452	2,309,126
Expeditors International of Washington, Inc.	51,448	1,993,610
FedEx Corp.	76,410	6,999,920
United Parcel Service, Inc., Class B	232,550	18,315,638

		29,618,294

Airlines (0.1%)
Southwest Airlines Co.	186,018	1,715,086

Building Products (0.0%)
Masco Corp.	86,450	1,199,061

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	25,100	686,234
Cintas Corp.	26,750	1,032,818
Iron Mountain, Inc.	41,497	1,367,741
Pitney Bowes, Inc.	48,500	726,045
R.R. Donnelley & Sons Co.	43,600	513,172
Republic Services, Inc.	76,201	2,016,279
Stericycle, Inc.*	20,615	1,889,777
Waste Management, Inc.	112,056	3,742,670

		11,974,736

Construction & Engineering (0.1%)
Fluor Corp.	41,000	2,022,940
Jacobs Engineering Group, Inc.*	31,214	1,181,762
Quanta Services, Inc.*	51,600	1,242,012

		4,446,714

Electrical Equipment (0.5%)
Cooper Industries plc	38,560	2,629,021
Emerson Electric Co.	177,800	8,281,924
Rockwell Automation, Inc.	34,550	2,282,373
Roper Industries, Inc.	23,655	2,331,910

		15,525,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Industrial Conglomerates (2.7%)
3M Co.	168,200	$15,070,720
Danaher Corp.	139,300	7,254,744
General Electric Co.	2,567,783	53,512,598
Tyco International Ltd.	112,136	5,926,387

		81,764,449

Machinery (1.9%)
Caterpillar, Inc.	158,100	13,424,271
Cummins, Inc.	46,600	4,516,006
Deere & Co.	96,400	7,795,868
Dover Corp.	44,500	2,385,645
Eaton Corp.	81,800	3,241,734
Flowserve Corp.	13,297	1,525,831
Illinois Tool Works, Inc.	115,695	6,119,109
Ingersoll-Rand plc	72,415	3,054,465
Joy Global, Inc.	25,600	1,452,288
PACCAR, Inc.	86,450	3,387,975
Pall Corp.	28,050	1,537,420
Parker Hannifin Corp.	36,600	2,813,808
Snap-on, Inc.	14,100	877,725
Stanley Black & Decker, Inc.	41,396	2,664,247
Xylem, Inc.	44,900	1,130,133

		55,926,525

Professional Services (0.1%)
Dun & Bradstreet Corp.	11,556	822,440
Equifax, Inc.	29,150	1,358,390
Robert Half International, Inc.	34,600	988,522

		3,169,352

Road & Rail (0.9%)
CSX Corp.	251,800	5,630,248
Norfolk Southern Corp.	78,950	5,666,241
Ryder System, Inc.	12,400	446,524
Union Pacific Corp.	115,400	13,768,374

		25,511,387

Trading Companies & Distributors (0.2%)
Fastenal Co.	71,566	2,884,825
W.W. Grainger, Inc.	14,800	2,830,352

		5,715,177

Total Industrials		311,971,005

Information Technology (19.7%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	1,298,250	22,290,952
F5 Networks, Inc.*	19,300	1,921,508
Harris Corp.	27,584	1,154,390
JDS Uniphase Corp.*	56,050	616,550
Juniper Networks, Inc.*	128,300	2,092,573
Motorola Solutions, Inc.	70,814	3,406,862
QUALCOMM, Inc.	415,500	23,135,040

		54,617,875

Computers & Peripherals (5.6%)
Apple, Inc.*	226,630	132,351,920
Dell, Inc.*	360,202	4,509,729
EMC Corp.*	508,800	13,040,544
Hewlett-Packard Co.	479,129	9,635,284
Lexmark International, Inc., Class A	17,150	455,847

NetApp, Inc.*	87,900	$2,796,978
SanDisk Corp.*	59,050	2,154,144
Seagate Technology plc	92,560	2,289,009
Western Digital Corp.*	56,620	1,725,778

		168,959,233

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	39,256	2,155,940
Corning, Inc.	367,692	4,754,258
FLIR Systems, Inc.	37,297	727,291
Jabil Circuit, Inc.	44,050	895,536
Molex, Inc.	33,300	797,202
TE Connectivity Ltd.	103,610	3,306,195

		12,636,422

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	43,358	1,376,617
eBay, Inc.*	278,450	11,697,684
Google, Inc., Class A*	61,667	35,771,177
VeriSign, Inc.*	38,250	1,666,552
Yahoo!, Inc.*	295,297	4,674,552

		55,186,582

IT Services (3.9%)
Accenture plc, Class A	156,200	9,386,058
Automatic Data Processing, Inc.	118,550	6,598,493
Cognizant Technology Solutions Corp., Class A*	73,800	4,428,000
Computer Sciences Corp.	37,600	933,232
Fidelity National Information Services, Inc.	57,799	1,969,790
Fiserv, Inc.*	33,050	2,386,871
International Business Machines Corp.	279,601	54,684,364
Mastercard, Inc., Class A	25,750	11,075,332
Paychex, Inc.	78,175	2,455,477
SAIC, Inc.	67,000	812,040
Teradata Corp.*	40,855	2,941,969
Total System Services, Inc.	38,925	931,475
Visa, Inc., Class A	120,673	14,918,803
Western Union Co.	148,549	2,501,565

		116,023,469

Office Electronics (0.1%)
Xerox Corp.	326,596	2,570,310

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	142,700	817,671
Altera Corp.	78,100	2,642,904
Analog Devices, Inc.	72,250	2,721,658
Applied Materials, Inc.	310,600	3,559,476
Broadcom Corp., Class A*	120,150	4,061,070
First Solar, Inc.*	14,200	213,852
Intel Corp.	1,219,180	32,491,147
KLA-Tencor Corp.	40,550	1,997,088
Lam Research Corp.*	48,788	1,841,259
Linear Technology Corp.	55,750	1,746,647
LSI Corp.*	137,800	877,786
Microchip Technology, Inc.	46,836	1,549,335
Micron Technology, Inc.*	239,750	1,512,822
NVIDIA Corp.*	149,950	2,072,309
Teradyne, Inc.*	45,150	634,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Texas Instruments, Inc.	277,331	$7,956,626
Xilinx, Inc.	63,950	2,146,802

		68,843,261

Software (3.7%)
Adobe Systems, Inc.*	120,150	3,889,256
Autodesk, Inc.*	55,650	1,947,193
BMC Software, Inc.*	39,050	1,666,654
CA, Inc.	85,725	2,322,290
Citrix Systems, Inc.*	45,150	3,789,891
Electronic Arts, Inc.*	76,950	950,332
Intuit, Inc.	71,200	4,225,720
Microsoft Corp.	1,811,973	55,428,254
Oracle Corp.	940,397	27,929,791
Red Hat, Inc.*	46,710	2,638,181
Salesforce.com, Inc.*	33,518	4,634,199
Symantec Corp.*	174,590	2,550,760

		111,972,521

Total Information Technology		590,809,673

Materials (3.4%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	51,250	4,137,413
Airgas, Inc.	16,759	1,407,924
CF Industries Holdings, Inc.	15,945	3,089,184
Dow Chemical Co.	289,701	9,125,582
E.I. du Pont de Nemours & Co.	227,100	11,484,447
Eastman Chemical Co.	33,400	1,682,358
Ecolab, Inc.	70,841	4,854,734
FMC Corp.	33,260	1,778,745
International Flavors & Fragrances, Inc.	19,600	1,074,080
Monsanto Co.	129,248	10,699,149
Mosaic Co.	72,210	3,954,220
PPG Industries, Inc.	36,900	3,915,828
Praxair, Inc.	72,450	7,877,488
Sherwin-Williams Co.	20,850	2,759,497
Sigma-Aldrich Corp.	29,350	2,169,845

		70,010,494

Construction Materials (0.0%)
Vulcan Materials Co.	31,300	1,242,923

Containers & Packaging (0.1%)
Ball Corp.	37,900	1,555,795
Bemis Co., Inc.	24,950	781,933
Owens-Illinois, Inc.*	39,882	764,538
Sealed Air Corp.	47,034	726,205

		3,828,471

Metals & Mining (0.8%)
Alcoa, Inc.	258,498	2,261,858
Allegheny Technologies, Inc.	25,950	827,545
Cliffs Natural Resources, Inc.	34,500	1,700,505
Freeport-McMoRan Copper & Gold, Inc.	229,988	7,835,691
Newmont Mining Corp.	120,100	5,826,051
Nucor Corp.	76,850	2,912,615
Titanium Metals Corp.	19,883	224,877
United States Steel Corp.	34,900	718,940

		22,308,082

Paper & Forest Products (0.2%)
International Paper Co.	105,835	$3,059,690
MeadWestvaco Corp.	41,759	1,200,571

		4,260,261

Total Materials		101,650,231

Telecommunication Services (3.2%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	1,420,900	50,669,294
CenturyLink, Inc.	150,530	5,944,429
Frontier Communications Corp.	241,890	926,439
Verizon Communications, Inc.	683,196	30,361,230
Windstream Corp.	142,586	1,377,381

		89,278,773

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	62,450	3,663,317
MetroPCS Communications, Inc.*	71,250	431,062
Sprint Nextel Corp.*	726,691	2,369,013

		6,463,392

Total Telecommunication Services		95,742,165

Utilities (3.7%)
Electric Utilities (2.2%)
American Electric Power Co., Inc.	117,330	4,681,467
Duke Energy Corp.	322,062	7,426,750
Edison International	78,900	3,645,180
Entergy Corp.	42,950	2,915,876
Exelon Corp.	206,520	7,769,282
FirstEnergy Corp.	101,332	4,984,521
NextEra Energy, Inc.	101,050	6,953,251
Northeast Utilities	75,994	2,949,327
Pepco Holdings, Inc.	55,255	1,081,340
Pinnacle West Capital Corp.	26,500	1,371,110
PPL Corp.	140,488	3,906,971
Progress Energy, Inc.	71,250	4,287,113
Southern Co.	210,550	9,748,465
Xcel Energy, Inc.	117,945	3,350,817

		65,071,470

Gas Utilities (0.1%)
AGL Resources, Inc.	28,360	1,098,950
ONEOK, Inc.	50,314	2,128,785

		3,227,735

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	156,200	2,004,046
NRG Energy, Inc.*	55,168	957,716

		2,961,762

Multi-Utilities (1.3%)
Ameren Corp.	58,750	1,970,475
CenterPoint Energy, Inc.	103,550	2,140,379
CMS Energy Corp.	63,000	1,480,500
Consolidated Edison, Inc.	70,950	4,412,381
Dominion Resources, Inc.	138,546	7,481,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

DTE Energy Co.	41,250	$2,447,363
Integrys Energy Group, Inc.	18,924	1,076,208
NiSource, Inc.	68,759	1,701,785
PG&E Corp.	102,300	4,631,121
Public Service Enterprise Group, Inc.	122,600	3,984,500
SCANA Corp.	28,211	1,349,614
Sempra Energy	58,122	4,003,443
TECO Energy, Inc.	52,200	942,732
Wisconsin Energy Corp.	55,804	2,208,164

		39,830,149

Total Utilities		111,091,116

Total Investments (99.4%) (Cost $2,436,132,359)	$2,983,613,419
Other Assets Less Liabilities (0.6%)	17,074,130

Net Assets (100%)	$3,000,687,549

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of 15,145,890.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	240	September-12	$15,963,995	$16,276,800	$312,805

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$326,715,599	$—	$—	$326,715,599
Consumer Staples	336,591,780	—	—	336,591,780
Energy	322,006,648	—	—	322,006,648
Financials	429,609,751	—	—	429,609,751
Health Care	357,425,451	—	—	357,425,451
Industrials	311,971,005	—	—	311,971,005
Information Technology	590,809,673	—	—	590,809,673
Materials	101,650,231	—	—	101,650,231
Telecommunication Services	95,742,165	—	—	95,742,165
Utilities	111,091,116	—	—	111,091,116
Futures	312,805	—	—	312,805

Total Assets	$2,983,926,224	$—	$—	$2,983,926,224

Total Liabilities	$—	$—	$—	$—

Total	$2,983,926,224	$—	$—	$2,983,926,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	6,612	574
Purchases	—	—
Sales	(6,612)	(574)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$—

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	312,805	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$312,805

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,058,672	—	—	1,058,672
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,058,672	$—	$—	$1,058,672

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	81,524	—	—	81,524
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$81,524	$—	$—	$81,524

The Portfolio held futures contracts with an average notional balance of approximately $16,954,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

Investment security transactions for the six months ended June 30, 2012. were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$87,690,449
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$100,762,158

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$956,180,972
Aggregate gross unrealized depreciation	(466,472,394)

Net unrealized appreciation	$489,708,578

Federal income tax cost of investments	$2,493,904,841

The Portfolio has a net capital loss carryforward of $8,805,051, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $2,436,132,359)	$2,983,613,419
Cash	41,223,152
Dividends, interest and other receivables	3,854,857
Receivable from Separate Accounts for Trust shares sold	525,000
Due from broker for futures variation margin	408,000
Receivable for securities sold	47,869
Other assets	35,532

Total assets	3,029,707,829

LIABILITIES
Payable for securities purchased	24,546,910
Payable to Separate Accounts for Trust shares redeemed	3,064,618
Investment management fees payable	594,255
Distribution fees payable - Class IB	325,970
Administrative fees payable	243,411
Distribution fees payable - Class IA	235,190
Trustees’ fees payable	4,484
Accrued expenses	5,442

Total liabilities	29,020,280

NET ASSETS	$3,000,687,549

Net assets were comprised of:
Paid in capital	$2,492,680,154
Accumulated undistributed net investment income (loss)	24,156,658
Accumulated undistributed net realized gain (loss) on investments and futures	(63,943,128)
Net unrealized appreciation (depreciation) on investments and futures	547,793,865

Net assets	$3,000,687,549

Class IA
Net asset value, offering and redemption price per share, $1,178,177,450 / 49,265,896 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.91

Class IB
Net asset value, offering and redemption price per share, $1,635,577,673 / 68,716,933 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.80

Class K
Net asset value, offering and redemption price per share, $186,932,426 / 7,806,988 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$31,889,514
Interest	9,413

Total income	31,898,927

EXPENSES
Investment management fees	3,705,444
Distribution fees - Class IB	2,047,130
Administrative fees	1,520,934
Distribution fees - Class IA	1,453,179
Printing and mailing expenses	156,063
Professional fees	53,018
Custodian fees	41,771
Trustees’ fees	41,687
Miscellaneous	36,602

Total expenses	9,055,828

NET INVESTMENT INCOME (LOSS)	22,843,099

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	8,942,688
Futures	1,058,672

Net realized gain (loss)	10,001,360

Change in unrealized appreciation (depreciation) on:
Securities	220,350,635
Futures	81,524

Net change in unrealized appreciation (depreciation)	220,432,159

NET REALIZED AND UNREALIZED GAIN (LOSS)	230,433,519

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$253,276,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,843,099	$46,287,401
Net realized gain (loss) on investments and futures	10,001,360	14,088,421
Net change in unrealized appreciation (depreciation) on investments and futures	220,432,159	(9,360,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	253,276,618	51,015,616

DIVIDENDS:
Dividends from net investment income
Class IA	—	(19,919,546)
Class IB	—	(23,211,626)
Class K†	—	(2,747,380)

TOTAL DIVIDENDS	—	(45,878,552)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,490,339 and 4,516,630 shares, respectively ]	59,806,172	99,498,060
Capital shares issued in reinvestment of dividends [ 0 and 940,629 shares, respectively ]	—	19,919,546
Capital shares repurchased [ (3,267,645) and (17,167,728) shares, respectively ]	(77,085,727)	(375,912,428	)(z)

Total Class IA transactions	(17,279,555)	(256,494,822)

Class IB
Capital shares sold [ 5,294,079 and 9,059,238 shares, respectively ]	123,270,073	199,500,421
Capital shares issued in reinvestment of dividends [ 0 and 1,101,153 shares, respectively ]	—	23,211,626
Capital shares repurchased [ (6,591,748) and (14,996,074) shares, respectively ]	(154,823,178)	(333,132,807)

Total Class IB transactions	(31,553,105)	(110,420,760)

Class K†
Capital shares sold [ 1,657,865 and 7,279,682 shares, respectively ]	38,901,101	156,652,834	(z)
Capital shares issued in reinvestment of dividends [ 0 and 129,735 shares, respectively ]	—	2,747,380
Capital shares repurchased [ (949,687) and (310,607) shares, respectively ]	(22,475,477)	(6,697,131)

Total Class K transactions	16,425,624	152,703,083

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,407,036)	(214,212,499)

TOTAL INCREASE (DECREASE) IN NET ASSETS	220,869,582	(209,075,435)
NET ASSETS:
Beginning of period	2,779,817,967	2,988,893,402

End of period (a)	$3,000,687,549	$2,779,817,967

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$24,156,658	$1,313,559

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Equity 500 Index Portfolio exchanged approximately 3,560,900 Class IA shares for approximately 3,560,900 Class K shares. This exchange amounted to approximately $73,886,044.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$21.92	$21.94	$19.44	$15.76	$26.05	$25.92

Income (loss) from investment operations:
Net investment income (loss)	0.18 (e)	0.38 (e)	0.34 (e)	0.37 (e)	0.43 (e)	0.43	(e)
Net realized and unrealized gain (loss) on investments and futures	1.81	(0.01)†	2.51	3.74	(10.07)	0.90	(z)

Total from investment operations	1.99	0.37	2.85	4.11	(9.64)	1.33

Less distributions:
Dividends from net investment income	—	(0.39)	(0.35)	(0.38)	(0.43)	(0.44)
Distributions from net realized gains	—	—	—	(0.05)	(0.22)	(0.76)

Total dividends and distributions	—	(0.39)	(0.35)	(0.43)	(0.65)	(1.20)

Net asset value, end of period	$23.91	$21.92	$21.94	$19.44	$15.76	$26.05

Total return (b)	9.12%	1.76%	14.66%	26.18%	(37.16)%	5.22	%(z)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,178,177	$1,096,867	$1,354,694	$1,256,337	$1,030,854	$1,600,697
Ratio of expenses to average net assets (a)	0.62%	0.37%	0.37%	0.39%	0.39%	0.38%
Ratio of net investment income (loss) to average net assets (a)	1.53%	1.71%	1.70%	2.23%	1.99%	1.58%
Portfolio turnover rate	3%	3%	5%	9%	9%	4%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008	2007
Net asset value, beginning of period	$21.81	$21.83	$19.34	$15.68	$25.92	$25.79

Income (loss) from investment operations:
Net investment income (loss)	0.18 (e)	0.33 (e)	0.29 (e)	0.33 (e)	0.37 (e)	0.36	(e)
Net realized and unrealized gain (loss) on investments and futures	1.81	(0.01)†	2.49	3.71	(10.01)	0.90	(z)

Total from investment operations	1.99	0.32	2.78	4.04	(9.64)	1.26

Less distributions:
Dividends from net investment income	—	(0.34)	(0.29)	(0.33)	(0.38)	(0.37)
Distributions from net realized gains	—	—	—	(0.05)	(0.22)	(0.76)

Total dividends and distributions	—	(0.34)	(0.29)	(0.38)	(0.60)	(1.13)

Net asset value, end of period	$23.80	$21.81	$21.83	$19.34	$15.68	$25.92

Total return (b)	9.12%	1.50%	14.39%	25.85%	(37.32)%	4.97	%(z)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,635,578	$1,527,357	$1,634,200	$1,507,813	$1,193,767	$2,062,991
Ratio of expenses to average net assets (a)	0.62%	0.62%	0.62%	0.64%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets (a)	1.53%	1.47%	1.45%	1.98%	1.72%	1.33%
Portfolio turnover rate	3%	3%	5%	9%	9%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$21.92	$20.44

Income (loss) from investment operations:
Net investment income (loss)	0.21 (e)	0.15 (e)
Net realized and unrealized gain (loss) on investments and futures	1.81	1.72

Total from investment operations	2.02	1.87

Less distributions:
Dividends from net investment income	—	(0.39)

Net asset value, end of period	$23.94	$21.92

Total return (b)	9.22%	9.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$186,932	$155,594
Ratio of expenses to average net assets (a)	0.37%	0.37%
Ratio of net investment income (loss) to average net assets (a)	1.77%	1.99%
Portfolio turnover rate	3%	3%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(z)	In 2007, 0.04% of the Portfolio’s total return for each class consists of a voluntary payment made by the Adviser in connection with cash which remain under-invested for a period of time. This payment positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.01 per share and is included in net realized and unrealized gain on investments.

See Notes to Financial Statements.

EQ/EQUITY GROWTH PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	25.4%
Consumer Discretionary	13.3
Industrials	10.7
Health Care	10.3
Consumer Staples	9.3
Financials	3.5
Energy	3.0
Materials	3.0
Telecommunication Services	1.9
Utilities	0.1
Cash and Other	19.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,089.00	$5.10
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.94
Class IB
Actual	1,000.00	1,088.70	5.07
Hypothetical (5% average return before expenses)	1,000.00	1,020.01	4.91
Class K
Actual	1,000.00	1,090.40	3.66
Hypothetical (5% average return before expenses)	1,000.00	1,021.36	3.54

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (0.3%)
Allison Transmission Holdings, Inc.	86,382	$1,516,868
BorgWarner, Inc.*	13,415	879,890
Delphi Automotive plc*	38,501	981,775
Gentex Corp.	16,879	352,265
Goodyear Tire & Rubber Co.*	28,641	338,250
Visteon Corp.*	354	13,275
WABCO Holdings, Inc.*	6,998	370,404

		4,452,727

Automobiles (0.3%)
Harley-Davidson, Inc.	27,097	1,239,146
Tesla Motors, Inc.*	112,535	3,521,220
Thor Industries, Inc.	441	12,088

		4,772,454

Distributors (0.1%)
Genuine Parts Co.	18,207	1,096,972
LKQ Corp.*	17,254	576,283

		1,673,255

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	11,960	432,832
H&R Block, Inc.	21,543	344,257
ITT Educational Services, Inc.*	2,842	172,652
Weight Watchers International, Inc.	3,067	158,135

		1,107,876

Hotels, Restaurants & Leisure (3.1%)
Bally Technologies, Inc.*	4,991	232,880
Brinker International, Inc.	8,742	278,607
Chipotle Mexican Grill, Inc.*	3,711	1,409,994
Choice Hotels International, Inc.	301	12,019
Darden Restaurants, Inc.	15,058	762,387
Dunkin’ Brands Group, Inc.	9,446	324,376
International Game Technology	19,141	301,471
Las Vegas Sands Corp.	165,010	7,176,285
Marriott International, Inc., Class A	27,433	1,075,374
McDonald’s Corp.	205,243	18,170,163
Panera Bread Co., Class A*	3,316	462,383
Penn National Gaming, Inc.*	560	24,970
Starbucks Corp.	233,776	12,464,936
Starwood Hotels & Resorts Worldwide, Inc.	23,133	1,226,974
Wyndham Worldwide Corp.	17,028	898,057
Wynn Resorts Ltd.	9,352	969,989
Yum! Brands, Inc.	53,904	3,472,496

		49,263,361

Household Durables (0.1%)
D.R. Horton, Inc.	2,519	46,299
Garmin Ltd.	865	33,121
Jarden Corp.	2,072	87,065
NVR, Inc.*	526	447,100
Tempur-Pedic International, Inc.*	7,434	173,881

Tupperware Brands Corp.	6,544	$358,350

		1,145,816

Internet & Catalog Retail (2.5%)
Amazon.com, Inc.*	116,942	26,703,706
Expedia, Inc.	6,396	307,456
Groupon, Inc.*	5,285	56,179
HomeAway, Inc.*	3,459	75,199
Liberty Interactive Corp.*	9,494	168,898
Netflix, Inc.*	6,498	444,918
priceline.com, Inc.*	16,828	11,182,542
TripAdvisor, Inc.*	9,507	424,868

		39,363,766

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	12,197	413,112
Mattel, Inc.	30,853	1,000,871
Polaris Industries, Inc.	7,572	541,247

		1,955,230

Media (2.6%)
AMC Networks, Inc., Class A*	6,683	237,581
Cablevision Systems Corp. - New York Group, Class A	2,613	34,727
CBS Corp., Class B	119,096	3,903,967
Charter Communications, Inc., Class A*	5,708	404,526
Cinemark Holdings, Inc.	13,556	309,755
Clear Channel Outdoor Holdings, Inc., Class A*	3,278	19,734
Comcast Corp., Class A	354,707	11,339,983
DIRECTV, Class A*	76,662	3,742,639
Discovery Communications, Inc., Class A*	29,840	1,611,360
DISH Network Corp., Class A	18,667	532,943
Interpublic Group of Cos., Inc.	3,111	33,754
John Wiley & Sons, Inc., Class A	2,379	116,547
Lamar Advertising Co., Class A*	7,865	224,939
Liberty Global, Inc., Class A*	30,703	1,523,790
Liberty Media Corp. - Liberty Capital*	796	69,976
Madison Square Garden Co., Class A*	341	12,767
McGraw-Hill Cos., Inc.	32,677	1,470,465
Morningstar, Inc.	2,800	161,952
News Corp., Class A	84,455	1,882,502
Omnicom Group, Inc.	31,908	1,550,729
Pandora Media, Inc.*	12,147	132,038
Regal Entertainment Group, Class A	3,665	50,430
Scripps Networks Interactive, Inc., Class A	9,942	565,302
Sirius XM Radio, Inc.*	444,877	823,022
Time Warner Cable, Inc.	36,575	3,002,807
Viacom, Inc., Class B	61,777	2,904,755
Virgin Media, Inc.	32,510	792,919
Walt Disney Co.	76,929	3,731,056

		41,186,965

Multiline Retail (0.3%)
Big Lots, Inc.*	7,810	318,570
Dollar General Corp.*	21,664	1,178,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Dollar Tree, Inc.*	27,148	$1,460,562
Family Dollar Stores, Inc.	11,313	752,088
Kohl’s Corp.	1,964	89,342
Macy’s, Inc.	6,616	227,260
Nordstrom, Inc.	18,405	914,545
Target Corp.	4,334	252,196

		5,192,868

Specialty Retail (2.3%)
Aaron’s, Inc.	6,851	193,952
Advance Auto Parts, Inc.	8,604	586,965
American Eagle Outfitters, Inc.	17,923	353,621
Ascena Retail Group, Inc.*	14,504	270,064
AutoNation, Inc.*	2,252	79,451
AutoZone, Inc.*	4,449	1,633,539
Bed Bath & Beyond, Inc.*	27,210	1,681,578
CarMax, Inc.*	4,945	128,273
Chico’s FAS, Inc.	13,778	204,466
Dick’s Sporting Goods, Inc.	10,867	521,616
DSW, Inc., Class A	3,570	194,208
Foot Locker, Inc.	3,575	109,323
Gap, Inc.	35,545	972,511
GNC Holdings, Inc., Class A	8,592	336,806
Home Depot, Inc.	314,902	16,686,657
Limited Brands, Inc.	28,253	1,201,600
Lowe’s Cos., Inc.	18,466	525,173
O’Reilly Automotive, Inc.*	14,758	1,236,278
PetSmart, Inc.	12,686	864,931
Ross Stores, Inc.	26,515	1,656,392
Sally Beauty Holdings, Inc.*	17,070	439,382
Tiffany & Co.	12,459	659,704
TJX Cos., Inc.	86,722	3,722,975
Tractor Supply Co.	8,433	700,445
Ulta Salon Cosmetics & Fragrance, Inc.	7,333	684,756
Urban Outfitters, Inc.*	12,467	343,965
Williams-Sonoma, Inc.	5,806	203,036

		36,191,667

Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.*	5,615	295,349
Coach, Inc.	99,334	5,809,052
Deckers Outdoor Corp.*	2,802	123,316
Fossil, Inc.*	6,393	489,320
Hanesbrands, Inc.*	11,418	316,621
Michael Kors Holdings Ltd.*	94,059	3,935,429
NIKE, Inc., Class B	42,328	3,715,552
PVH Corp.	7,631	593,616
Ralph Lauren Corp.	7,216	1,010,673
Under Armour, Inc., Class A*	53,646	5,068,474
VF Corp.	10,240	1,366,528

		22,723,930

Total Consumer Discretionary		209,029,915

Consumer Staples (9.3%)
Beverages (3.4%)
Brown-Forman Corp., Class B	10,201	987,967
Coca-Cola Co.	405,238	31,685,559
Coca-Cola Enterprises, Inc.	2,563	71,866
Dr. Pepper Snapple Group, Inc.	24,793	1,084,694
Monster Beverage Corp.*	16,870	1,201,144

PepsiCo, Inc.	264,748	$18,707,094

		53,738,324

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	176,707	16,787,165
CVS Caremark Corp.	30,350	1,418,256
Fresh Market, Inc.*	3,169	169,953
Kroger Co.	65,763	1,525,044
Safeway, Inc.	4,019	72,945
Sysco Corp.	36,131	1,077,065
Wal-Mart Stores, Inc.	156,076	10,881,619
Whole Foods Market, Inc.	75,454	7,192,275

		39,124,322

Food Products (0.8%)
Campbell Soup Co.	16,071	536,450
Dean Foods Co.*	18,674	318,018
Flowers Foods, Inc.	13,123	304,847
General Mills, Inc.	59,322	2,286,270
Green Mountain Coffee Roasters, Inc.*	13,629	296,840
H.J. Heinz Co.	23,325	1,268,414
Hershey Co.	17,599	1,267,656
Hillshire Brands Co.	11,835	343,097
Hormel Foods Corp.	8,986	273,354
Ingredion, Inc.	1,914	94,781
Kellogg Co.	26,727	1,318,443
Kraft Foods, Inc., Class A	10,724	414,161
McCormick & Co., Inc. (Non-Voting)	15,476	938,619
Mead Johnson Nutrition Co.	23,834	1,918,875

		11,579,825

Household Products (0.7%)
Church & Dwight Co., Inc.	10,031	556,419
Clorox Co.	908	65,794
Colgate-Palmolive Co.	51,221	5,332,106
Kimberly-Clark Corp.	41,030	3,437,083
Procter & Gamble Co.	23,411	1,433,924

		10,825,326

Personal Products (0.3%)
Avon Products, Inc.	38,965	631,623
Estee Lauder Cos., Inc., Class A	26,935	1,457,722
Herbalife Ltd.	56,127	2,712,618
Nu Skin Enterprises, Inc., Class A	6,561	307,711

		5,109,674

Tobacco (1.6%)
Altria Group, Inc.	184,813	6,385,289
Lorillard, Inc.	15,255	2,012,897
Philip Morris International, Inc.	183,452	16,008,022
Reynolds American, Inc.	12,886	578,195

		24,984,403

Total Consumer Staples		145,361,874

Energy (3.0%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	2,035	77,004
Cameron International Corp.*	22,139	945,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

CARBO Ceramics, Inc.	2,310	$177,246
Dresser-Rand Group, Inc.*	8,853	394,313
FMC Technologies, Inc.*	27,985	1,097,852
Halliburton Co.	34,461	978,348
Helmerich & Payne, Inc.	2,593	112,744
National Oilwell Varco, Inc.	78,835	5,080,127
Noble Corp.*	88,800	2,888,664
Oceaneering International, Inc.	12,676	606,673
Oil States International, Inc.*	5,217	345,365
RPC, Inc.	6,287	74,753
Schlumberger Ltd.	156,081	10,131,218
SEACOR Holdings, Inc.*	1,080	96,530

		23,006,394

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.	127,000	8,407,400
Cabot Oil & Gas Corp.	24,559	967,625
Cheniere Energy, Inc.*	14,451	213,008
Cobalt International Energy, Inc.*	20,395	479,282
Concho Resources, Inc.*	12,175	1,036,336
Continental Resources, Inc.*	4,937	328,903
EOG Resources, Inc.	31,554	2,843,331
Golar LNG Ltd.	5,017	189,141
Kinder Morgan, Inc.	57,256	1,844,788
Kosmos Energy Ltd.*	8,470	93,593
Laredo Petroleum Holdings, Inc.*	2,356	49,005
Noble Energy, Inc.	18,048	1,530,831
Pioneer Natural Resources Co.	12,023	1,060,549
Range Resources Corp.	18,982	1,174,416
SM Energy Co.	6,255	307,183
Southwestern Energy Co.*	14,138	451,426
Sunoco, Inc.	10,561	501,647
Whiting Petroleum Corp.*	1,955	80,390
Williams Cos., Inc.	73,141	2,107,924
World Fuel Services Corp.	2,756	104,811

		23,771,589

Total Energy		46,777,983

Financials (3.5%)
Capital Markets (0.8%)
Affiliated Managers Group, Inc.*	4,485	490,883
BlackRock, Inc.	7,974	1,354,145
Eaton Vance Corp.	13,517	364,283
Federated Investors, Inc., Class B	8,959	195,754
Franklin Resources, Inc.	3,780	419,542
Goldman Sachs Group, Inc.	49,100	4,706,726
Jefferies Group, Inc.	232,039	3,014,187
Lazard Ltd., Class A	13,381	347,772
LPL Financial Holdings, Inc.	5,027	169,762
SEI Investments Co.	16,066	319,553
T. Rowe Price Group, Inc.	29,857	1,879,797
Waddell & Reed Financial, Inc., Class A	10,105	305,979

		13,568,383

Commercial Banks (0.4%)
Signature Bank/New York*	935	57,007
Wells Fargo & Co.	204,800	6,848,512

		6,905,519

Consumer Finance (0.3%)
American Express Co.	75,355	$4,386,415

Diversified Financial Services (0.2%)
CBOE Holdings, Inc.	8,940	247,459
IntercontinentalExchange, Inc.*	8,515	1,157,870
Leucadia National Corp.	5,563	118,325
Moody’s Corp.	22,959	839,151
MSCI, Inc.*	14,226	483,969

		2,846,774

Insurance (0.3%)
Allied World Assurance Co. Holdings AG	2,137	169,827
Aon plc	3,192	149,322
Arch Capital Group Ltd.*	1,840	73,030
Arthur J. Gallagher & Co.	13,942	488,946
Brown & Brown, Inc.	1,308	35,669
Endurance Specialty Holdings Ltd.	586	22,455
Erie Indemnity Co., Class A	3,023	216,477
Hanover Insurance Group, Inc.	2,330	91,173
Marsh & McLennan Cos., Inc.	50,555	1,629,388
Travelers Cos., Inc.	19,721	1,258,989
Validus Holdings Ltd.	1,685	53,970

		4,189,246

Real Estate Investment Trusts (REITs) (1.5%)
American Campus Communities, Inc. (REIT)	920	41,382
American Tower Corp. (REIT)	122,583	8,569,777
Apartment Investment & Management Co. (REIT), Class A	11,111	300,330
Boston Properties, Inc. (REIT)	2,963	321,100
BRE Properties, Inc. (REIT)	2,497	124,900
Camden Property Trust (REIT)	7,076	478,833
Digital Realty Trust, Inc. (REIT)	12,897	968,178
Equity Lifestyle Properties, Inc. (REIT)	3,955	272,776
Equity Residential (REIT)	2,819	175,793
Essex Property Trust, Inc. (REIT)	4,105	631,842
Extra Space Storage, Inc. (REIT)	7,728	236,477
Federal Realty Investment Trust (REIT)	5,872	611,216
HCP, Inc. (REIT)	3,376	149,050
Home Properties, Inc. (REIT)	2,999	184,019
Kilroy Realty Corp. (REIT)	666	32,241
Mid-America Apartment Communities, Inc. (REIT)	4,559	311,106
Plum Creek Timber Co., Inc. (REIT)	18,964	752,871
Post Properties, Inc. (REIT)	2,549	124,773
Public Storage (REIT)	16,699	2,411,503
Rayonier, Inc. (REIT)	11,351	509,660
Regency Centers Corp. (REIT)	6,280	298,740
Simon Property Group, Inc. (REIT)	29,844	4,645,517
Tanger Factory Outlet Centers (REIT)	10,759	344,826
Taubman Centers, Inc. (REIT)	2,139	165,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Weyerhaeuser Co. (REIT)	20,242	$452,611

		23,114,566

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	38,540	630,514
St. Joe Co.*	1,055	16,680

		647,194

Thrifts & Mortgage Finance (0.0%)
People’s United Financial, Inc.	9,243	107,311

Total Financials		55,765,408

Health Care (10.3%)
Biotechnology (2.7%)
Alexion Pharmaceuticals, Inc.*	22,483	2,232,562
Amgen, Inc.	91,057	6,650,803
Amylin Pharmaceuticals, Inc.*	17,231	486,431
ARIAD Pharmaceuticals, Inc.*	19,249	331,275
Biogen Idec, Inc.*	84,039	12,133,551
BioMarin Pharmaceutical, Inc.*	14,231	563,263
Celgene Corp.*	144,656	9,281,129
Gilead Sciences, Inc.*	139,138	7,134,997
Human Genome Sciences, Inc.*	23,300	305,929
Incyte Corp.*	11,361	257,895
Medivation, Inc.*	4,213	385,068
Myriad Genetics, Inc.*	9,933	236,108
Onyx Pharmaceuticals, Inc.*	7,476	496,780
Regeneron Pharmaceuticals, Inc.*	9,040	1,032,549
United Therapeutics Corp.*	5,913	291,984
Vertex Pharmaceuticals, Inc.*	24,745	1,383,740

		43,204,064

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	58,965	3,133,990
Becton, Dickinson and Co.	22,111	1,652,797
C.R. Bard, Inc.	9,823	1,055,383
Cooper Cos., Inc.	1,682	134,156
Covidien plc	2,879	154,027
DENTSPLY International, Inc.	7,332	277,223
Edwards Lifesciences Corp.*	13,413	1,385,563
Gen-Probe, Inc.*	5,336	438,619
IDEXX Laboratories, Inc.*	6,442	619,269
Intuitive Surgical, Inc.*	12,347	6,837,645
Medtronic, Inc.	7,405	286,796
ResMed, Inc.*	16,708	521,290
Sirona Dental Systems, Inc.*	1,204	54,192
St. Jude Medical, Inc.	28,319	1,130,211
Stryker Corp.	26,678	1,469,958
Thoratec Corp.*	6,867	230,594
Varian Medical Systems, Inc.*	13,051	793,109
Zimmer Holdings, Inc.	2,021	130,072

		20,304,894

Health Care Providers & Services (2.0%)
AMERIGROUP Corp.*	3,943	259,883
AmerisourceBergen Corp.	152,207	5,989,346
Cardinal Health, Inc.	104,773	4,400,466
Catalyst Health Solutions, Inc.*	5,896	550,922
DaVita, Inc.*	11,002	1,080,507
Express Scripts Holding Co.*	242,454	13,536,207
HCA Holdings, Inc.	12,602	383,479

Henry Schein, Inc.*	5,974	$468,899
Laboratory Corp. of America Holdings*	11,330	1,049,271
Lincare Holdings, Inc.	7,813	265,798
McKesson Corp.	27,551	2,582,906
Patterson Cos., Inc.	10,050	346,424
Quest Diagnostics, Inc.	2,191	131,241
Tenet Healthcare Corp.*	3,035	15,903
Universal Health Services, Inc., Class B	607	26,198
WellPoint, Inc.	2,365	150,863

		31,238,313

Health Care Technology (0.7%)
Cerner Corp.*	119,758	9,899,196
SXC Health Solutions Corp.*	8,062	799,831

		10,699,027

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	40,686	1,596,518
Bruker Corp.*	11,061	147,222
Charles River Laboratories International, Inc.*	3,636	119,115
Covance, Inc.*	409	19,571
Illumina, Inc.*	14,449	583,595
Life Technologies Corp.*	1,905	85,706
Mettler-Toledo International, Inc.*	3,681	573,684
Techne Corp.	4,310	319,802
Waters Corp.*	10,402	826,647

		4,271,860

Pharmaceuticals (3.3%)
Abbott Laboratories	174,576	11,254,915
Allergan, Inc.	35,521	3,288,179
Bristol-Myers Squibb Co.	179,574	6,455,685
Eli Lilly and Co.	43,710	1,875,596
Endo Health Solutions, Inc.*	8,627	267,264
Johnson & Johnson	155,185	10,484,299
Merck & Co., Inc.	86,900	3,628,075
Mylan, Inc.*	46,106	985,285
Perrigo Co.	10,911	1,286,734
Pfizer, Inc.	253,000	5,819,000
Salix Pharmaceuticals Ltd.*	6,747	367,307
Valeant Pharmaceuticals International, Inc.*	99,800	4,470,042
Warner Chilcott plc, Class A*	19,740	353,741
Watson Pharmaceuticals, Inc.*	14,912	1,103,339

		51,639,461

Total Health Care		161,357,619

Industrials (10.7%)
Aerospace & Defense (3.8%)
BE Aerospace, Inc.*	11,456	500,169
Boeing Co.	347,966	25,853,874
Goodrich Corp.	14,717	1,867,587
Honeywell International, Inc.	91,196	5,092,385
Lockheed Martin Corp.	27,186	2,367,357
Precision Castparts Corp.	52,507	8,636,876
Rockwell Collins, Inc.	16,975	837,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Spirit AeroSystems Holdings, Inc., Class A*	3,253	$77,519
Textron, Inc.	2,128	52,923
TransDigm Group, Inc.*	5,979	802,980
Triumph Group, Inc.	1,943	109,333
United Technologies Corp.	182,566	13,789,210

		59,987,929

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	19,032	1,113,943
Expeditors International of Washington, Inc.	22,474	870,867
FedEx Corp.	2,352	215,467
United Parcel Service, Inc., Class B	102,167	8,046,673

		10,246,950

Airlines (0.1%)
Copa Holdings S.A., Class A	3,132	258,327
Delta Air Lines, Inc.*	63,544	695,807
Southwest Airlines Co.	17,692	163,120
United Continental Holdings, Inc.*	38,966	948,043

		2,065,297

Building Products (0.1%)
Armstrong World Industries, Inc.	2,423	119,115
Fortune Brands Home & Security, Inc.*	3,186	70,952
Lennox International, Inc.	5,965	278,148
Masco Corp.	41,795	579,696

		1,047,911

Commercial Services & Supplies (0.2%)
Cintas Corp.	5,709	220,424
Clean Harbors, Inc.*	5,515	311,156
Copart, Inc.*	11,924	282,480
Covanta Holding Corp.	918	15,744
Iron Mountain, Inc.	16,509	544,137
Pitney Bowes, Inc.	12,437	186,182
Rollins, Inc.	7,582	169,609
Stericycle, Inc.*	9,958	912,850
Waste Connections, Inc.	852	25,492

		2,668,074

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	6,992	265,417
Fluor Corp.	14,786	729,541

		994,958

Electrical Equipment (0.7%)
AMETEK, Inc.	18,813	938,957
Babcock & Wilcox Co.*	13,883	340,133
Cooper Industries plc	12,846	875,840
Emerson Electric Co.	72,210	3,363,542
General Cable Corp.*	355	9,209
Hubbell, Inc., Class B	5,706	444,726
Polypore International, Inc.*	5,380	217,298
Rockwell Automation, Inc.	16,705	1,103,532
Roper Industries, Inc.	36,903	3,637,898

		10,931,135

Industrial Conglomerates (1.3%)
3M Co.	73,009	$6,541,606
Carlisle Cos., Inc.	598	31,706
Danaher Corp.	263,569	13,726,674

		20,299,986

Machinery (2.6%)
Caterpillar, Inc.	76,369	6,484,492
Colfax Corp.*	1,183	32,615
Cummins, Inc.	22,494	2,179,894
Deere & Co.	46,552	3,764,660
Donaldson Co., Inc.	17,427	581,539
Eaton Corp.	128,000	5,072,640
Flowserve Corp.	5,905	677,599
Graco, Inc.	7,075	326,016
IDEX Corp.	1,908	74,374
Illinois Tool Works, Inc.	47,046	2,488,263
Ingersoll-Rand plc	28,670	1,209,301
ITT Corp.	2,675	47,080
Joy Global, Inc.	12,386	702,658
Lincoln Electric Holdings, Inc.	9,850	431,331
Manitowoc Co., Inc.	11,793	137,978
Nordson Corp.	6,978	357,902
PACCAR, Inc.	88,335	3,461,849
Pall Corp.	13,553	742,840
Parker Hannifin Corp.	7,924	609,197
Snap-on, Inc.	1,313	81,734
SPX Corp.	1,751	114,375
Stanley Black & Decker, Inc.	113,200	7,285,552
Terex Corp.*	171,594	3,059,521
Timken Co.	900	41,211
Toro Co.	3,503	256,735
Valmont Industries, Inc.	2,731	330,369
Wabtec Corp.	5,638	439,820
Xylem, Inc.	2,462	61,968

		41,053,513

Marine (0.0%)
Alexander & Baldwin, Inc.	293	15,602
Kirby Corp.*	4,796	225,796

		241,398

Professional Services (0.3%)
Dun & Bradstreet Corp.	3,770	268,311
Equifax, Inc.	12,626	588,372
IHS, Inc., Class A*	5,893	634,853
Manpower, Inc.	69,800	2,558,170
Nielsen Holdings N.V.*	3,543	92,898
Robert Half International, Inc.	16,734	478,090
Verisk Analytics, Inc., Class A*	14,894	733,678

		5,354,372

Road & Rail (0.7%)
Con-way, Inc.	3,511	126,782
CSX Corp.	82,340	1,841,122
Hertz Global Holdings, Inc.*	16,461	210,701
J.B. Hunt Transport Services, Inc.	10,511	626,455
Kansas City Southern	10,041	698,452
Landstar System, Inc.	5,497	284,305
Union Pacific Corp.	55,715	6,647,357

		10,435,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (0.2%)
Fastenal Co.	34,653	$1,396,862
MRC Global, Inc.*	1,744	37,112
MSC Industrial Direct Co., Inc., Class A	5,332	349,513
United Rentals, Inc.*	10,901	371,070
W.W. Grainger, Inc.	6,838	1,307,699

		3,462,256

Total Industrials		168,788,953

Information Technology (25.4%)
Communications Equipment (2.2%)
Acme Packet, Inc.*	6,918	129,021
EchoStar Corp., Class A*	1,305	34,478
F5 Networks, Inc.*	39,992	3,981,603
Harris Corp.	3,893	162,922
Motorola Solutions, Inc.	34,233	1,646,950
QUALCOMM, Inc.	524,041	29,178,603
Riverbed Technology, Inc.*	18,554	299,647

		35,433,224

Computers & Peripherals (7.9%)
Apple, Inc.*	178,741	104,384,744
Diebold, Inc.	505	18,640
EMC Corp.*	470,053	12,047,458
Fusion-io, Inc.*	93,027	1,943,334
NCR Corp.*	18,698	425,005
NetApp, Inc.*	144,707	4,604,577
Western Digital Corp.*	11,248	342,839

		123,766,597

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	18,962	1,041,393
Dolby Laboratories, Inc., Class A*	3,442	142,155
FLIR Systems, Inc.	14,619	285,070
IPG Photonics Corp.*	3,784	164,945
Jabil Circuit, Inc.	3,966	80,629
National Instruments Corp.	10,923	293,392
Trimble Navigation Ltd.*	14,641	673,632

		2,681,216

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	19,378	615,251
AOL, Inc.*	2,596	72,896
eBay, Inc.*	294,602	12,376,230
Equinix, Inc.*	5,627	988,382
Facebook, Inc., Class A*	49,217	1,531,633
Google, Inc., Class A*	42,398	24,593,808
IAC/InterActiveCorp	1,256	57,274
LinkedIn Corp., Class A*	7,218	767,057
Rackspace Hosting, Inc.*	149,466	6,567,536
VeriSign, Inc.*	17,012	741,213

		48,311,280

IT Services (4.2%)
Accenture plc, Class A	75,359	4,528,322
Alliance Data Systems Corp.*	5,889	795,015
Automatic Data Processing, Inc.	57,243	3,186,145
Broadridge Financial Solutions, Inc.	14,733	313,371

Cognizant Technology Solutions Corp., Class A*	35,638	$2,138,280
DST Systems, Inc.	674	36,605
Fiserv, Inc.*	13,211	954,098
FleetCor Technologies, Inc.*	5,762	201,901
Gartner, Inc.*	10,918	470,020
Genpact Ltd.*	11,898	197,864
Global Payments, Inc.	9,192	397,370
International Business Machines Corp.	127,580	24,952,096
Jack Henry & Associates, Inc.	10,143	350,136
Lender Processing Services, Inc.	9,917	250,702
Mastercard, Inc., Class A	12,691	5,458,526
NeuStar, Inc., Class A*	7,829	261,489
Paychex, Inc.	35,355	1,110,501
SAIC, Inc.	11,971	145,089
Teradata Corp.*	19,745	1,421,837
Total System Services, Inc.	16,373	391,806
Vantiv, Inc., Class A*	4,716	109,836
VeriFone Systems, Inc.*	100,677	3,331,402
Visa, Inc., Class A	112,141	13,863,992
Western Union Co.	71,741	1,208,118

		66,074,521

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	959	32,951

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	73,550	421,441
Altera Corp.	37,761	1,277,832
Analog Devices, Inc.	2,968	111,805
Atmel Corp.*	4,415	29,581
Avago Technologies Ltd.	60,232	2,162,329
Broadcom Corp., Class A*	175,857	5,943,967
Cypress Semiconductor Corp.*	10,483	138,585
Freescale Semiconductor Ltd.*	5,789	59,337
Intel Corp.	437,592	11,661,827
Lam Research Corp.*	7,451	281,201
Linear Technology Corp.	26,944	844,156
LSI Corp.*	66,949	426,465
Maxim Integrated Products, Inc.	17,100	438,444
Microchip Technology, Inc.	22,657	749,494
Silicon Laboratories, Inc.*	4,577	173,468
Skyworks Solutions, Inc.*	19,778	541,324
Teradyne, Inc.*	2,807	39,466
Texas Instruments, Inc.	90,005	2,582,243
Xilinx, Inc.	136,388	4,578,545

		32,461,510

Software (5.7%)
Adobe Systems, Inc.*	33,273	1,077,047
ANSYS, Inc.*	10,902	688,025
Ariba, Inc.*	11,478	513,755
Autodesk, Inc.*	27,044	946,269
BMC Software, Inc.*	18,853	804,646
CA, Inc.	2,458	66,587
Cadence Design Systems, Inc.*	32,144	353,263
Citrix Systems, Inc.*	21,792	1,829,220
Compuware Corp.*	1,351	12,551
Concur Technologies, Inc.*	5,296	360,658
FactSet Research Systems, Inc.	5,257	488,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Fortinet, Inc.*	15,390	$357,356
Informatica Corp.*	12,670	536,701
Intuit, Inc.	34,371	2,039,919
MICROS Systems, Inc.*	9,403	481,434
Microsoft Corp.	1,392,790	42,605,446
NetSuite, Inc.*	3,622	198,377
Nuance Communications, Inc.*	28,281	673,653
Oracle Corp.	447,201	13,281,870
Red Hat, Inc.*	114,672	6,476,675
Rovi Corp.*	2,663	52,248
Salesforce.com, Inc.*	65,130	9,004,874
SolarWinds, Inc.*	7,155	311,672
Solera Holdings, Inc.	8,112	339,000
Splunk, Inc.*	1,734	48,725
Symantec Corp.*	4,808	70,245
Synopsys, Inc.*	1,174	34,551
TIBCO Software, Inc.*	19,306	577,635
VMware, Inc., Class A*	55,251	5,030,051
Zynga, Inc., Class A*	15,750	85,680

		89,346,719

Total Information Technology		398,108,018

Materials (3.0%)
Chemicals (2.5%)
Airgas, Inc.	8,038	675,272
Albemarle Corp.	5,887	351,101
Celanese Corp.	141,005	4,881,593
CF Industries Holdings, Inc.	1,705	330,327
E.I. du Pont de Nemours & Co.	109,672	5,546,113
Eastman Chemical Co.	12,934	651,486
Ecolab, Inc.	30,436	2,085,779
FMC Corp.	16,050	858,354
International Flavors & Fragrances, Inc.	9,488	519,942
Intrepid Potash, Inc.*	3,005	68,394
LyondellBasell Industries N.V., Class A	2,682	108,004
Monsanto Co.	149,534	12,378,424
NewMarket Corp.	1,012	219,199
PPG Industries, Inc.	17,824	1,891,483
Praxair, Inc.	34,959	3,801,092
Rockwood Holdings, Inc.	2,419	107,283
RPM International, Inc.	6,079	165,349
Scotts Miracle-Gro Co., Class A	4,344	178,625
Sherwin-Williams Co.	10,166	1,345,470
Sigma-Aldrich Corp.	14,149	1,046,036
Solutia, Inc.	14,377	403,275
Valspar Corp.	10,844	569,202
W.R. Grace & Co.*	7,982	402,692
Westlake Chemical Corp.	494	25,816

		38,610,311

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	2,694	212,341

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,664	135,997
Ball Corp.	18,339	752,816
Crown Holdings, Inc.*	4,182	144,237
Owens-Illinois, Inc.*	14,410	276,240

Packaging Corp. of America	10,534	$297,480
Rock-Tenn Co., Class A	951	51,877
Silgan Holdings, Inc.	5,744	245,212

		1,903,859

Metals & Mining (0.4%)
Allied Nevada Gold Corp.*	10,521	298,586
Carpenter Technology Corp.	405	19,375
Compass Minerals International, Inc.	3,871	295,280
Freeport-McMoRan Copper & Gold, Inc.	121,100	4,125,877
Molycorp, Inc.*	1,949	42,001
Royal Gold, Inc.	6,877	539,157
Southern Copper Corp.	14,208	447,694
Steel Dynamics, Inc.	5,539	65,083
Tahoe Resources, Inc.*	2,251	31,266

		5,864,319

Total Materials		46,590,830

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.7%)
Level 3 Communications, Inc.*	109,476	2,424,894
tw telecom, Inc.*	17,711	454,464
Verizon Communications, Inc.	530,759	23,586,930
Windstream Corp.	41,146	397,470

		26,863,758

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	34,294	2,011,686
SBA Communications Corp., Class A*	14,194	809,768

		2,821,454

Total Telecommunication Services		29,685,212

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	6,013	414,356

Gas Utilities (0.1%)
ONEOK, Inc.	24,382	1,031,602
Questar Corp.	4,810	100,337

		1,131,939

Water Utilities (0.0%)
Aqua America, Inc.	1,938	48,372

Total Utilities		1,594,667

Total Investments (80.5%) (Cost $902,512,448)		1,263,060,479
Other Assets Less Liabilities (19.5%)		305,729,957

Net Assets (100%)		$1,568,790,436

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,163	September-12	$58,411,109	$60,702,785	$2,291,676
S&P 500 E-Mini Index	3,588	September-12	232,890,359	243,338,160	10,447,801

					$12,739,477

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$209,029,915	$—	$—	$209,029,915
Consumer Staples	145,361,874	—	—	145,361,874
Energy	46,777,983	—	—	46,777,983
Financials	55,765,408	—	—	55,765,408
Health Care	161,357,619	—	—	161,357,619
Industrials	168,788,953	—	—	168,788,953
Information Technology	398,108,018	—	—	398,108,018
Materials	46,590,830	—	—	46,590,830
Telecommunication Services	29,685,212	—	—	29,685,212
Utilities	1,594,667	—	—	1,594,667
Futures	12,739,477	—	—	12,739,477

Total Assets	$1,275,799,956	$—	$—	$1,275,799,956

Total Liabilities	$—	$—	$—	$—

Total	$1,275,799,956	$—	$—	$1,275,799,956

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	12,739,477	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$12,739,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,756,374)	—	—	(1,756,374)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,756,374)	$—	$—	$(1,756,374)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	12,214,797	—	—	12,214,797
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$12,214,797	$—	$—	$12,214,797

The Portfolio held futures contracts with an average notional balance of approximately $90,136,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$312,469,561
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$653,352,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$379,063,013
Aggregate gross unrealized depreciation	(24,528,773)

Net unrealized appreciation	$354,534,240

Federal income tax cost of investments	$908,526,239

For the six months ended June 30, 2012, the Portfolio incurred approximately $7,978 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $642,470,620 of which $197,450,085 expires in the year 2016 and $445,020,535 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $902,512,448)	$1,263,060,479
Cash	281,052,793
Cash held as collateral at broker	17,882,200
Receivable for securities sold	8,891,122
Due from broker for futures variation margin	8,013,244
Dividends, interest and other receivables	1,157,271
Receivable from Separate Accounts for Trust shares sold	126,890
Other assets	25,242

Total assets	1,580,209,241

LIABILITIES
Payable for securities purchased	9,237,189
Payable to Separate Accounts for Trust shares redeemed	925,061
Investment management fees payable	727,445
Distribution fees payable - Class IB	304,698
Administrative fees payable	197,803
Distribution fees payable - Class IA	6,410
Trustees’ fees payable	2,851
Accrued expenses	17,348

Total liabilities	11,418,805

NET ASSETS	$1,568,790,436

Net assets were comprised of:
Paid in capital	$1,764,374,065
Accumulated undistributed net investment income (loss)	3,871,528
Accumulated undistributed net realized gain (loss) on investments and futures	(572,742,665)
Net unrealized appreciation (depreciation) on investments and futures	373,287,508

Net assets	$1,568,790,436

Class IA
Net asset value, offering and redemption price per share, $31,937,411 / 2,087,830 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.30

Class IB
Net asset value, offering and redemption price per share, $1,514,903,734 / 99,532,053 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.22

Class K
Net asset value, offering and redemption price per share, $21,949,291 / 1,432,923 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,808 foreign withholding tax)	$11,308,869
Interest	31,897

Total income	11,340,766

EXPENSES
Investment management fees	4,049,673
Distribution fees - Class IB	1,950,605
Administrative fees	1,263,754
Recoupment fees	365,641
Printing and mailing expenses	106,099
Distribution fees - Class IA	58,952
Professional fees	40,712
Trustees’ fees	22,989
Custodian fees	22,626
Miscellaneous	20,328

Total expenses	7,901,379

NET INVESTMENT INCOME (LOSS)	3,439,387

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	104,604,619
Futures	(1,756,374)

Net realized gain (loss)	102,848,245

Change in unrealized appreciation (depreciation) on:
Securities	19,412,122
Futures	12,214,797

Net change in unrealized appreciation (depreciation)	31,626,919

NET REALIZED AND UNREALIZED GAIN (LOSS)	134,475,164

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,914,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,439,387	$4,873,697
Net realized gain (loss) on investments and futures	102,848,245	(12,447,048)
Net change in unrealized appreciation (depreciation) on investments and futures	31,626,919	(92,924,589)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	137,914,551	(100,497,940)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(281,675)
Class IB	—	(4,342,183)
Class K†	—	(22,227)

TOTAL DIVIDENDS	—	(4,646,085)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 170,175 and 500,470 shares, respectively ]	2,591,943	7,378,790
Capital shares issued in reinvestment of dividends [ 0 and 20,633 shares, respectively ]	—	281,675
Capital shares repurchased [ (1,788,727) and (1,273,330) shares, respectively ]	(28,493,219)	(18,670,180	)(z)

Total Class IA transactions	(25,901,276)	(11,009,715)

Class IB
Capital shares sold [ 1,123,051 and 1,803,451 shares, respectively ]	16,924,502	26,683,855
Capital shares issued in reinvestment of dividends [ 0 and 319,641 shares, respectively ]	—	4,342,183
Capital shares repurchased [ (8,003,096) and (18,592,942) shares, respectively ]	(122,270,999)	(279,108,171)

Total Class IB transactions	(105,346,497)	(248,082,133)

Class K†
Capital shares sold [ 1,480,292 and 307,841 shares, respectively ]	23,742,156	4,296,077	(z)
Capital shares issued in reinvestment of dividends [ 0 and 1,628 shares, respectively ]	—	22,227
Capital shares repurchased [ (347,195) and (9,643) shares, respectively ]	(5,191,694)	(135,367)

Total Class K transactions	18,550,462	4,182,937

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(112,697,311)	(254,908,911)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,217,240	(360,052,936)
NET ASSETS:
Beginning of period	1,543,573,196	1,903,626,132

End of period (a)	$1,568,790,436	$1,543,573,196

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,871,528	$432,141

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Equity Growth PLUS Portfolio exchanged approximately 303,660 Class IA shares for approximately 303,660 Class K shares. This exchange amounted to approximately $4,237,383.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$14.05	$15.02	$13.07	$10.34	$17.70	$16.90

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.08 (e)	0.07 (e)	0.13 (e)	0.12 (e)	0.09 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.22	(0.97)	1.96	2.73	(7.17)	2.30

Total from investment operations	1.25	(0.89)	2.03	2.86	(7.05)	2.39

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)	(0.13)	(0.16)	(0.08)
Distributions from net realized gains	—	—	—	—	(0.13)	(1.51)
Return of capital	—	—	—	—	(0.02)	—

Total dividends and distributions	—	(0.08)	(0.08)	(0.13)	(0.31)	(1.59)

Net asset value, end of period	$15.30	$14.05	$15.02	$13.07	$10.34	$17.70

Total return (b)	8.90%	(5.94)%	15.53%	27.71%	(40.15)%	14.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,937	$52,067	$66,946	$64,128	$72,928	$1,968,509
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.98%	0.74%	0.74%	0.80%	0.90%	0.90%
After waivers, reimbursements and fees paid indirectly (a)	0.98%	0.74%	0.74%	0.72%	0.90%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)	0.98%	0.75%	0.75%	0.80%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.37%	0.51%	0.50%	1.09%	0.75%	0.50%
After waivers, reimbursements and fees paid indirectly (a)	0.37%	0.51%	0.50%	1.17%	0.76%	0.50%
Before waivers, reimbursements and fees paid indirectly (a)	0.37%	0.51%	0.49%	1.08%	0.67%	0.42%
Portfolio turnover rate	20%	38%	41%	157%	89%	71%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009		2008	2007
Net asset value, beginning of period	$13.98	$14.95	$13.00	$10.26		$17.56	$16.78

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.04 (e)	0.03 (e)	0.10	(e)	0.07 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.21	(0.97)	1.96	2.74		(7.08)	2.27

Total from investment operations	1.24	(0.93)	1.99	2.84		(7.01)	2.32

Less distributions:
Dividends from net investment income	—	(0.04)	(0.04)	(0.10)		(0.14)	(0.03)
Distributions from net realized gains	—	—	—	—		(0.13)	(1.51)
Return of capital	—	—	—	—		(0.02)	—

Total dividends and distributions	—	(0.04)	(0.04)	(0.10)		(0.29)	(1.54)

Net asset value, end of period	$15.22	$13.98	$14.95	$13.00		$10.26	$17.56

Total return (b)	8.87%	(6.21)%	15.32%	27.70%		(40.32)%	14.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,514,904	$1,487,294	$1,836,680	$1,856,981		$1,590,410	$2,628,736
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.98%	0.99%	0.99%	1.05	%(c)	1.15%	1.15%
After waivers, reimbursements and fees paid indirectly (a)	0.98%	0.99%	0.99%	0.97	%(c)	1.15%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)	0.98%	1.00%	1.00%	1.05	%(c)	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.42%	0.27%	0.26%	0.84%		0.52%	0.26%
After waivers, reimbursements and fees paid indirectly (a)	0.42%	0.27%	0.26%	0.92%		0.52%	0.26%
Before waivers, reimbursements and fees paid indirectly (a)	0.42%	0.26%	0.25%	0.83%		0.44%	0.18%
Portfolio turnover rate	20%	38%	41%	157%		89%	71%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)		August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$14.05		$13.71

Income (loss) from investment operations:
Net investment income (loss)	0.07	(e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	1.20		0.37

Total from investment operations	1.27		0.41

Less distributions:
Dividends from net investment income	—		(0.07)

Net asset value, end of period	$15.32		$14.05

Total return (b)	9.04%		3.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,949		$4,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.73	%(c)	0.76%
After waivers, reimbursements and fees paid indirectly (a)	0.73	%(c)	0.76%
Before waivers, reimbursements and fees paid indirectly (a)	0.73	%(c)	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.86%		0.76%
After waivers, reimbursements and fees paid indirectly (a)	0.86%		0.76%
Before waivers, reimbursements and fees paid indirectly (a)	0.86%		0.76%
Portfolio turnover rate	20%		38%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/FRANKLIN CORE BALANCED PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2012	% of Net Assets
Equities & Warrants	35.3%
Corporate Bonds	31.2
Government Securities	16.6
Convertible Preferred Stocks	2.9
Preferred Stocks	0.5
Convertible Bonds	0.3
Asset-Backed and Mortgage-Backed Securities	0.2
Cash and Other	13.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,059.30	$5.57
Hypothetical (5% average return before expenses)	1,000.00	1,019.46	5.46
Class IB
Actual	1,000.00	1,060.50	5.57
Hypothetical (5% average return before expenses)	1,000.00	1,019.46	5.46
Class K
Actual	1,000.00	1,061.70	4.29
Hypothetical (5% average return before expenses)	1,000.00	1,020.70	4.21

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.09%, 1.09% and 0.84%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.2%)
Non-Agency CMO (0.2%)
Banc of America Large Loan, Inc., Series 2010-HLTN
1.992%, 11/15/15(l)§	$2,807,035	$2,659,713

Total Asset-Backed and Mortgage-Backed Securities		2,659,713

Convertible Bonds (0.3%)
Financials (0.1%)
Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc. 4.250%, 8/15/18§	1,000,000	987,500

Total Financials		987,500

Materials (0.2%)
Construction Materials (0.2%)
Cemex S.A.B. de C.V.
3.250%, 3/15/16	1,375,000	1,167,031
3.750%, 3/15/18	765,000	639,732

Total Materials		1,806,763

Total Convertible Bonds		2,794,263

Corporate Bonds (31.2%)
Consumer Discretionary (4.6%)
Auto Components (0.0%)
Johnson Controls, Inc. 1.750%, 3/1/14	150,000	152,311

Automobiles (0.5%)
Chrysler Group LLC/Chrysler Group Co-Issuer, Inc.
8.000%, 6/15/19	5,000,000	5,150,000
Daimler Finance N.A. LLC 6.500%, 11/15/13	69,000	73,918

		5,223,918

Hotels, Restaurants & Leisure (0.9%)
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17	1,000,000	1,090,000
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16	800,000	838,000
10.750%, 1/15/17 PIK	1,339,535	1,476,837
ClubCorp Club Operations, Inc. 10.000%, 12/1/18	2,000,000	2,120,000
Landry’s, Inc. 9.375%, 5/1/20§	2,000,000	2,040,000
McDonald’s Corp. 5.350%, 3/1/18	140,000	168,154
MGM Resorts International 6.625%, 7/15/15	2,500,000	2,581,250
Wyndham Worldwide Corp. 4.250%, 3/1/22	150,000	150,750
Yum! Brands, Inc. 3.875%, 11/1/20	150,000	160,632

		10,625,623

Household Durables (0.4%)
KB Home 5.750%, 2/1/14	$4,000,000	$4,005,000

Media (2.5%)
Cablevision Systems Corp. - New York Group
8.000%, 4/15/20	2,000,000	2,160,000
CBS Corp. 3.375%, 3/1/22	200,000	197,829
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19	1,000,000	1,077,500
7.375%, 6/1/20	2,000,000	2,195,000
6.500%, 4/30/21	1,000,000	1,063,750
Cequel Communications Holdings I LLC
8.625%, 11/15/17§	2,000,000	2,150,000
Clear Channel Communications, Inc.
9.000%, 3/1/21	2,000,000	1,730,000
Term Loan B 3.895%, 11/13/15(l)	4,419,769	3,507,503
Clear Channel Worldwide Holdings, Inc.
Series B
9.250%, 12/15/17	1,200,000	1,306,500
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	36,448
Comcast Corp.
5.300%, 1/15/14	150,000	159,215
5.900%, 3/15/16	50,000	57,359
6.500%, 1/15/17	94,000	111,734
5.150%, 3/1/20	150,000	173,133
CSC Holdings LLC 6.750%, 11/15/21§	4,000,000	4,230,000
Cumulus Media Holdings, Inc. 7.500%, 3/1/19	2,000,000	1,995,000
Dex One Corp. 14.000%, 1/29/17 PIK	1,093,719	270,695
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	200,000	213,273
3.500%, 3/1/16	300,000	315,210
3.800%, 3/15/22	100,000	101,166
Discovery Communications LLC 5.050%, 6/1/20	100,000	113,980
NBCUniversal Media LLC
3.650%, 4/30/15	100,000	105,968
4.375%, 4/1/21	350,000	381,430
News America, Inc.
5.300%, 12/15/14	80,000	87,484
8.000%, 10/17/16	100,000	123,080
SuperMedia, Inc.
Term Loan
11.000%, 12/31/15	906,062	510,307
Thomson Reuters Corp. 5.700%, 10/1/14	250,000	273,419
Time Warner Cable, Inc.
6.200%, 7/1/13	249,000	261,743
7.500%, 4/1/14	100,000	110,911
8.250%, 4/1/19	170,000	221,304
4.000%, 9/1/21	100,000	104,188
Time Warner, Inc. 4.700%, 1/15/21	250,000	277,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Viacom, Inc.
1.250%, 2/27/15	$250,000	$249,715
3.500%, 4/1/17	68,000	72,751
Visant Corp. 10.000%, 10/1/17	1,900,000	1,900,000
Walt Disney Co. 4.500%, 12/15/13	150,000	158,264

		28,003,675

Multiline Retail (0.1%)
Macy’s Retail Holdings, Inc. 3.875%, 1/15/22	150,000	158,250
Macy’s Retail Holdings, Inc. 5.750%, 7/15/14	100,000	108,750
Nordstrom, Inc. 6.750%, 6/1/14	250,000	277,876
Target Corp. 6.000%, 1/15/18	200,000	244,790

		789,666

Specialty Retail (0.2%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§	1,400,000	1,515,500
AutoZone, Inc. 4.000%, 11/15/20	100,000	106,813
Best Buy Co., Inc. 3.750%, 3/15/16	50,000	48,936
Gap, Inc. 5.950%, 4/12/21	50,000	51,476
Home Depot, Inc. 5.400%, 3/1/16	105,000	120,846
Lowe’s Cos., Inc. 5.400%, 10/15/16	100,000	115,826
Staples, Inc. 9.750%, 1/15/14	200,000	223,613

		2,183,010

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2 2.850%, 6/1/16	100,000	103,947

Total Consumer Discretionary		51,087,150

Consumer Staples (1.3%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	125,000	126,651
5.375%, 11/15/14	225,000	247,558
7.750%, 1/15/19	50,000	65,686
5.375%, 1/15/20	250,000	297,915
4.375%, 2/15/21	25,000	28,487
Beam, Inc. 5.375%, 1/15/16	9,000	10,020
Bottling Group LLC 6.950%, 3/15/14	150,000	165,904
Coca-Cola Co.
0.750%, 11/15/13	200,000	200,698
1.800%, 9/1/16	256,000	263,169
3.150%, 11/15/20	100,000	106,835
Diageo Capital plc 5.500%, 9/30/16	213,000	249,478

Diageo Finance B.V. 5.300%, 10/28/15	$95,000	$107,862
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	50,000	52,198
PepsiCo, Inc.
5.000%, 6/1/18	100,000	116,684
7.900%, 11/1/18	144,000	192,015

		2,231,160

Food & Staples Retailing (0.4%)
Costco Wholesale Corp. 5.500%, 3/15/17	92,000	109,408
CVS Caremark Corp. 5.750%, 6/1/17	250,000	294,899
Kroger Co. 6.150%, 1/15/20	150,000	179,308
Safeway, Inc.
5.000%, 8/15/19	30,000	31,170
3.950%, 8/15/20	100,000	95,968
SUPERVALU, Inc. 8.000%, 5/1/16	3,300,000	3,324,750
Wal-Mart Stores, Inc.
5.375%, 4/5/17	200,000	237,289
3.625%, 7/8/20	100,000	109,645
3.250%, 10/25/20	100,000	107,147

		4,489,584

Food Products (0.4%)
Bunge Ltd. Finance Corp. 4.100%, 3/15/16	150,000	156,242
Dean Foods Co. 9.750%, 12/15/18	1,000,000	1,120,000
General Mills, Inc. 5.650%, 2/15/19	100,000	120,655
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 5/1/14	1,000,000	1,140,000
8.250%, 2/1/20§	800,000	788,000
Kellogg Co. 3.250%, 5/21/18	200,000	213,823
Kraft Foods, Inc.
4.125%, 2/9/16	500,000	543,403
5.375%, 2/10/20	200,000	235,776
Tyson Foods, Inc. 4.500%, 6/15/22	100,000	102,880

		4,420,779

Household Products (0.3%)
Colgate-Palmolive Co. 1.250%, 5/1/14	150,000	151,803
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	60,831
3.625%, 8/1/20	50,000	54,818
Procter & Gamble Co. 4.700%, 2/15/19	350,000	414,982
Reynolds Group Issuer, Inc. 8.250%, 2/15/21§	400,000	376,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer S.A.
7.875%, 8/15/19§	1,200,000	1,290,000
9.875%, 8/15/19§	800,000	822,000

		3,170,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Tobacco (0.0%)
Altria Group, Inc.
9.700%, 11/10/18	$113,000	$155,929
9.250%, 8/6/19	200,000	276,940
Lorillard Tobacco Co. 3.500%, 8/4/16	250,000	260,344
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	76,059

		769,272

Total Consumer Staples		15,081,229

Energy (4.1%)
Energy Equipment & Services (0.1%)
Ensco plc 3.250%, 3/15/16	100,000	104,948
Expro Finance Luxembourg S.C.A.
8.500%, 12/15/16§	613,000	586,947
Halliburton Co. 3.250%, 11/15/21	100,000	104,960
Rowan Cos., Inc. 4.875%, 6/1/22	75,000	75,966
Transocean, Inc. 4.950%, 11/15/15	150,000	162,327
6.375%, 12/15/21	150,000	171,453
Weatherford International Ltd.
5.500%, 2/15/16	75,000	82,561
9.625%, 3/1/19	100,000	131,277

		1,420,439

Oil, Gas & Consumable Fuels (4.0%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	180,000	203,656
Antero Resources Finance Corp.
9.375%, 12/1/17	1,000,000	1,100,000
7.250%, 8/1/19	1,000,000	1,037,500
Apache Corp.
5.625%, 1/15/17	150,000	177,811
ATP Oil & Gas Corp.
11.875%, 5/1/15	1,500,000	690,000
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	116,710
Cenovus Energy, Inc.
5.700%, 10/15/19	90,000	105,956
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	1,992,500
8.500%, 12/2/17	2,000,000	1,980,938
6.875%, 8/15/18	800,000	788,000
7.250%, 12/15/18	6,000,000	6,090,000
6.775%, 3/15/19	2,300,000	2,236,750
6.875%, 11/15/20	1,300,000	1,282,125
Chevron Corp.
3.950%, 3/3/14	200,000	210,968
ConocoPhillips
4.600%, 1/15/15	250,000	274,209
CONSOL Energy, Inc.
8.250%, 4/1/20	1,400,000	1,470,000
Devon Energy Corp.
4.000%, 7/15/21	100,000	108,746
Ecopetrol S.A.
7.625%, 7/23/19	50,000	62,875

El Paso Corp.
7.750%, 1/15/32	$1,700,000	$1,938,000
Enbridge, Inc.
5.600%, 4/1/17	250,000	284,680
EnCana Holdings Finance Corp.
5.800%, 5/1/14	292,000	313,110
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	154,652
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,000,000	1,067,500
Enterprise Products Operating LLC
3.200%, 2/1/16	500,000	521,658
EOG Resources, Inc.
5.625%, 6/1/19	15,000	17,878
4.100%, 2/1/21	100,000	111,483
EQT Corp.
4.875%, 11/15/21	50,000	51,518
Halcon Resources Corp.
9.750%, 7/15/20§	2,000,000	1,972,920
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	391,037
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	1,700,000	1,827,500
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	56,021
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	333,314
Noble Energy, Inc.
4.150%, 12/15/21	150,000	157,822
Noble Holding International Ltd.
2.500%, 3/15/17	150,000	151,953
4.625%, 3/1/21	50,000	53,171
Occidental Petroleum Corp.
4.125%, 6/1/16	100,000	111,212
ONEOK Partners LP
8.625%, 3/1/19	100,000	129,432
Peabody Energy Corp.
6.250%, 11/15/21§	500,000	495,000
Pemex Project Funding Master Trust
5.750%, 3/1/18	300,000	340,500
PetroBakken Energy Ltd.
8.625%, 2/1/20§	500,000	497,500
Petrobras International Finance Co.
7.875%, 3/15/19	200,000	243,518
5.750%, 1/20/20	265,000	291,267
5.375%, 1/27/21	150,000	162,430
Petroleos Mexicanos
4.875%, 1/24/22§	250,000	270,000
Phillips 66
2.950%, 5/1/17§	250,000	257,525
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	47,958
Samson Investment Co.
9.750%, 2/15/20§	2,600,000	2,580,500
SandRidge Energy, Inc.
9.875%, 5/15/16	2,000,000	2,170,000
8.000%, 6/1/18§	3,000,000	2,977,500
8.750%, 1/15/20	750,000	783,750
Shell International Finance B.V.
4.000%, 3/21/14	215,000	227,643

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

Statoil ASA
3.125%, 8/17/17		$250,000	$270,082
5.250%, 4/15/19		25,000	29,875
Suncor Energy, Inc.
6.100%, 6/1/18		165,000	195,794
Total Capital S.A.
3.000%, 6/24/15		100,000	105,522
3.125%, 10/2/15		100,000	106,752
TransCanada PipeLines Ltd.
7.125%, 1/15/19		118,000	151,595
3.800%, 10/1/20		100,000	109,339
Valero Energy Corp.
6.125%, 2/1/20		150,000	173,247
W&T Offshore, Inc.
8.500%, 6/15/19		1,600,000	1,648,000
Williams Cos., Inc.
7.875%, 9/1/21		93,000	117,055
Williams Partners LP
5.250%, 3/15/20		100,000	113,082
4.125%, 11/15/20		100,000	105,686

			44,044,725

Total Energy			45,465,164

Financials (6.1%)
Capital Markets (0.7%)
Ameriprise Financial, Inc.
5.300%, 3/15/20		100,000	113,724
Bank of New York Mellon Corp.
5.125%, 8/27/13		63,000	66,284
4.300%, 5/15/14		300,000	320,880
4.150%, 2/1/21		100,000	111,218
Bear Stearns Cos. LLC
6.400%, 10/2/17		155,000	179,331
Boparan Finance plc
9.750%, 4/30/18§	EUR	900,000	1,190,203
9.875%, 4/30/18§	GBP	1,000,000	1,613,134
Charles Schwab Corp.
4.950%, 6/1/14		$100,000	107,273
Deutsche Bank AG/London
3.250%, 1/11/16		100,000	102,897
6.000%, 9/1/17		150,000	171,522
Goldman Sachs Group, Inc.
5.250%, 10/15/13		313,000	325,838
5.125%, 1/15/15		84,000	88,106
5.350%, 1/15/16		83,000	87,269
3.625%, 2/7/16		85,000	85,047
5.750%, 10/1/16		130,000	138,834
5.625%, 1/15/17		215,000	226,038
6.150%, 4/1/18		600,000	650,177
5.750%, 1/24/22		250,000	262,017
Jefferies Group, Inc.
8.500%, 7/15/19		75,000	81,319
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		150,000	163,181
Morgan Stanley
4.750%, 4/1/14		75,000	75,539
6.000%, 4/28/15		250,000	257,025
3.800%, 4/29/16		100,000	96,786
5.450%, 1/9/17		251,000	254,330
6.625%, 4/1/18		250,000	262,728
7.300%, 5/13/19		200,000	216,176
5.750%, 1/25/21		250,000	245,953

Nomura Holdings, Inc.
5.000%, 3/4/15		$75,000	$78,215
4.125%, 1/19/16		150,000	152,794
State Street Corp.
2.875%, 3/7/16		50,000	52,817
4.375%, 3/7/21		150,000	171,452

			7,948,107

Commercial Banks (2.2%)
Bank of Montreal
1.750%, 4/29/14		100,000	101,744
Bank of Nova Scotia
3.400%, 1/22/15		250,000	262,812
2.900%, 3/29/16		100,000	104,254
Barclays Bank plc
2.375%, 1/13/14		150,000	150,396
5.200%, 7/10/14		250,000	263,460
6.750%, 5/22/19		225,000	262,868
BB&T Corp.
2.050%, 4/28/14		100,000	101,965
3.200%, 3/15/16		200,000	211,680
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		100,000	95,950
BNP Paribas S.A.
3.600%, 2/23/16		400,000	404,497
CIT Group, Inc.
7.000%, 5/2/16§		9,000,000	9,022,500
7.000%, 5/2/17§		2,687,376	2,690,735
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17		250,000	256,886
Credit Suisse AG/New York
5.400%, 1/14/20		250,000	258,429
4.375%, 8/5/20		250,000	267,011
Fifth Third Bancorp
3.625%, 1/25/16		200,000	211,210
HSBC Bank USA/New York
4.625%, 4/1/14		283,000	295,338
HSBC Holdings plc
5.100%, 4/5/21		100,000	110,846
HSBC USA, Inc.
2.375%, 2/13/15		150,000	151,813
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		456,000	510,375
KeyCorp
5.100%, 3/24/21		50,000	55,807
KfW
1.375%, 1/13/14		250,000	252,911
3.500%, 3/10/14		408,000	427,852
4.125%, 10/15/14		94,000	101,567
1.000%, 1/12/15		500,000	504,198
4.375%, 7/21/15		478,000	530,175
4.875%, 6/17/19		250,000	302,225
2.750%, 9/8/20		150,000	158,081
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		100,000	103,746
5.125%, 2/1/17		123,000	143,903
Lloyds TSB Bank plc
4.875%, 1/21/16		200,000	210,396
6.375%, 1/21/21		100,000	113,973
M&T Bank Corp.
6.875%, 12/29/49§		2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

PNC Funding Corp.
3.625%, 2/8/15	$350,000	$371,200
5.250%, 11/15/15	57,000	62,486
5.125%, 2/8/20	100,000	115,728
Rabobank Nederland N.V.
4.500%, 1/11/21	75,000	80,396
3.875%, 2/8/22	75,000	75,898
Royal Bank of Canada
2.625%, 12/15/15	250,000	259,887
Royal Bank of Scotland Group plc
4.875%, 3/16/15	150,000	155,324
Royal Bank of Scotland plc
3.250%, 1/11/14	100,000	100,772
3.950%, 9/21/15	200,000	203,050
6.125%, 1/11/21	50,000	54,822
SunTrust Banks, Inc.
3.600%, 4/15/16	50,000	51,838
3.500%, 1/20/17	50,000	51,542
Toronto-Dominion Bank
2.375%, 10/19/16	50,000	51,288
U.S. Bancorp
1.375%, 9/13/13	150,000	151,446
U.S. Bank N.A./Ohio
6.300%, 2/4/14	300,000	324,788
UBS AG/Connecticut
5.875%, 7/15/16	100,000	105,018
4.875%, 8/4/20	250,000	268,020
Wachovia Corp.
5.750%, 6/15/17	100,000	116,909
Wells Fargo & Co.
3.750%, 10/1/14	250,000	263,549
3.676%, 6/15/16(e)	300,000	319,261
2.625%, 12/15/16	250,000	256,912
5.625%, 12/11/17	250,000	291,365
Westpac Banking Corp.
2.100%, 8/2/13	100,000	101,507
3.000%, 8/4/15	150,000	155,800

		24,628,409

Consumer Finance (0.5%)
American Express Co.
8.125%, 5/20/19	185,000	246,364
American Express Credit Corp.
1.750%, 6/12/15	250,000	252,011
2.750%, 9/15/15	300,000	311,074
Capital One Financial Corp.
7.375%, 5/23/14	275,000	302,665
2.125%, 7/15/14	125,000	125,889
4.750%, 7/15/21	100,000	108,580
Caterpillar Financial Services Corp.
1.650%, 4/1/14	200,000	203,041
1.375%, 5/20/14	100,000	101,077
7.150%, 2/15/19	135,000	177,145
Ford Motor Credit Co. LLC
4.250%, 2/3/17	250,000	262,025
3.000%, 6/12/17	200,000	199,000
5.875%, 8/2/21	200,000	222,560
HSBC Finance Corp.
6.676%, 1/15/21	250,000	270,266
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,122,500

John Deere Capital Corp.
1.600%, 3/3/14	$100,000	$101,715
SLM Corp.
5.375%, 5/15/14	125,000	130,000
6.000%, 1/25/17	150,000	154,125
8.450%, 6/15/18	150,000	166,500
Toyota Motor Credit Corp.
2.800%, 1/11/16	200,000	210,432
2.050%, 1/12/17	250,000	255,519

		4,922,488

Diversified Financial Services (1.9%)
Bank of America Corp.
4.750%, 8/1/15	75,000	77,789
5.250%, 12/1/15	476,000	499,923
3.750%, 7/12/16	150,000	151,122
6.500%, 8/1/16	250,000	274,460
5.625%, 10/14/16	75,000	79,867
5.650%, 5/1/18	550,000	591,169
7.625%, 6/1/19	250,000	294,140
Bank of America N.A.
5.300%, 3/15/17	106,000	111,198
BP Capital Markets plc
3.125%, 10/1/15	200,000	212,574
3.200%, 3/11/16	100,000	106,662
4.500%, 10/1/20	300,000	339,481
Citigroup, Inc.
5.500%, 10/15/14	350,000	370,781
4.587%, 12/15/15	150,000	157,217
5.300%, 1/7/16	274,000	293,002
5.850%, 8/2/16	58,000	63,257
4.450%, 1/10/17	300,000	314,377
6.125%, 11/21/17	250,000	276,375
8.500%, 5/22/19	250,000	310,785
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	172,040
General Electric Capital Corp.
2.100%, 1/7/14	250,000	253,372
5.900%, 5/13/14	250,000	271,528
4.875%, 3/4/15	65,000	70,938
2.250%, 11/9/15	500,000	508,850
5.400%, 2/15/17	72,000	82,005
5.625%, 9/15/17	391,000	448,458
4.625%, 1/7/21	350,000	385,197
6.375%, 11/15/67(l)	100,000	103,250
JPMorgan Chase & Co.
4.650%, 6/1/14	250,000	263,415
5.150%, 10/1/15	393,000	421,702
6.000%, 1/15/18	250,000	286,070
4.250%, 10/15/20	200,000	210,278
7.900%, 4/29/49(l)	9,468,000	10,308,285
Series 1 4.500%, 1/24/22	250,000	270,100
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	100,000	106,243
5.450%, 4/10/17	82,000	96,167
ORIX Corp.
5.000%, 1/12/16	25,000	26,174
3.750%, 3/9/17	150,000	148,711
Petroplus Finance Ltd.
7.000%, 5/1/17*§(h)	3,500,000	490,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Unilever Capital Corp.
2.750%, 2/10/16	$100,000	$106,044
UPCB Finance III Ltd.
6.625%, 7/1/20§	2,000,000	2,005,000

		21,558,006

Insurance (0.3%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	81,000	88,098
2.600%, 11/23/15	250,000	258,435
Aflac, Inc.
2.650%, 2/15/17	150,000	153,121
Allstate Corp.
7.450%, 5/16/19	100,000	127,583
6.125%, 5/15/37(l)	20,000	19,450
American International Group, Inc.
5.600%, 10/18/16	80,000	86,886
5.850%, 1/16/18	206,000	226,559
8.250%, 8/15/18	150,000	181,101
Aon Corp.
3.125%, 5/27/16	100,000	104,199
5.000%, 9/30/20	50,000	55,326
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	100,000	111,093
Chubb Corp.
6.375%, 3/29/67(l)	50,000	51,250
CNA Financial Corp.
5.875%, 8/15/20	100,000	109,529
Genworth Financial, Inc.
5.750%, 6/15/14	200,000	201,076
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	158,377
Lincoln National Corp.
8.750%, 7/1/19	100,000	126,001
4.850%, 6/24/21	50,000	52,079
Manulife Financial Corp.
3.400%, 9/17/15	150,000	154,639
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	46,400
4.800%, 7/15/21	150,000	164,075
MetLife, Inc.
6.750%, 6/1/16	225,000	263,582
4.750%, 2/8/21	100,000	111,088
Progressive Corp.
3.750%, 8/23/21	50,000	54,015
Prudential Financial, Inc.
4.750%, 9/17/15	250,000	269,112
7.375%, 6/15/19	100,000	122,120
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	77,281

		3,372,475

Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp.
5.050%, 9/1/20	75,000	79,146
Boston Properties LP
5.000%, 6/1/15	60,000	65,171
5.625%, 11/15/20	70,000	80,647
Duke Realty LP
5.950%, 2/15/17	250,000	277,109

ERP Operating LP
5.250%, 9/15/14	$45,000	$48,363
4.625%, 12/15/21	150,000	164,614
HCP, Inc.
6.000%, 1/30/17	45,000	50,415
5.375%, 2/1/21	150,000	166,453
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	51,386
4.700%, 9/15/17	100,000	105,613
Hospitality Properties Trust
6.300%, 6/15/16	55,000	59,210
Liberty Property LP
4.125%, 6/15/22	100,000	100,917
Simon Property Group LP
6.100%, 5/1/16	160,000	183,682
5.650%, 2/1/20	300,000	352,430
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	100,000	101,503

		1,886,659

Real Estate Management & Development (0.0%)
ProLogis LP
6.625%, 5/15/18	100,000	115,289

Thrifts & Mortgage Finance (0.3%)
Nationstar Mortgage LLC/Nationstar Capital Corp.
9.625%, 5/1/19§	3,000,000	3,172,500

Total Financials		67,603,933

Health Care (2.6%)
Biotechnology (0.1%)
Amgen, Inc.
2.300%, 6/15/16	350,000	358,268
3.450%, 10/1/20	150,000	155,340
Celgene Corp.
3.950%, 10/15/20	100,000	104,971
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	110,291
Grifols, Inc.
8.250%, 2/1/18	600,000	642,000

		1,370,870

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
5.375%, 6/1/18	82,000	97,995
Boston Scientific Corp.
4.500%, 1/15/15	150,000	159,377
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	224,759
Kinetic Concepts, Inc.
7.000%, 5/4/18	1,990,000	1,999,950
Medtronic, Inc.
4.125%, 3/15/21	100,000	111,718

		2,593,799

Health Care Providers & Services (2.0%)
Aetna, Inc.
6.000%, 6/15/16	116,000	134,642
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	50,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Cigna Corp.
4.500%, 3/15/21	$150,000	$162,800
Express Scripts Holding Co.
3.125%, 5/15/16	150,000	156,664
4.750%, 11/15/21§	150,000	167,010
HCA, Inc.
6.500%, 2/15/16	6,000,000	6,435,000
6.500%, 2/15/20	2,300,000	2,501,250
7.500%, 2/15/22	3,200,000	3,480,000
McKesson Corp.
3.250%, 3/1/16	250,000	267,824
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	106,630
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	156,451
Tenet Healthcare Corp.
9.250%, 2/1/15	5,000,000	5,562,500
6.250%, 11/1/18§	709,073	733,891
8.000%, 8/1/20§	753,264	777,745
UnitedHealth Group, Inc.
6.000%, 2/15/18	300,000	361,468
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.750%, 2/1/19	500,000	505,000
WellPoint, Inc.
5.250%, 1/15/16	150,000	167,933

		21,727,559

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.
5.000%, 1/15/21	100,000	111,229
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	106,803
3.600%, 8/15/21	50,000	53,782

		271,814

Pharmaceuticals (0.3%)
Abbott Laboratories
5.875%, 5/15/16	211,000	248,732
5.125%, 4/1/19	50,000	59,292
AstraZeneca plc
5.900%, 9/15/17	63,000	75,657
Bristol-Myers Squibb Co.
5.250%, 8/15/13	164,000	172,616
Eli Lilly and Co.
5.200%, 3/15/17	283,000	331,694
GlaxoSmithKline Capital plc
1.500%, 5/8/17	50,000	50,024
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	223,330
Merck & Co., Inc.
4.750%, 3/1/15	80,000	88,294
Novartis Capital Corp.
4.125%, 2/10/14	200,000	210,747
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	298,308
Pfizer, Inc.
4.650%, 3/1/18	50,000	57,567
6.200%, 3/15/19	100,000	125,715
Sanofi S.A.
1.625%, 3/28/14	100,000	101,604
4.000%, 3/29/21	75,000	83,591

Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14	$200,000	$202,817
Wyeth LLC
5.500%, 2/1/14	291,000	312,621

		2,642,609

Total Health Care		28,606,651

Industrials (2.7%)
Aerospace & Defense (0.2%)
Boeing Co.
5.000%, 3/15/14	250,000	268,305
Embraer S.A.
5.150%, 6/15/22	75,000	76,031
General Dynamics Corp.
1.375%, 1/15/15	50,000	50,639
3.875%, 7/15/21	100,000	112,171
Goodrich Corp.
3.600%, 2/1/21	100,000	107,563
Honeywell International, Inc.
5.400%, 3/15/16	94,000	108,388
5.300%, 3/1/18	85,000	101,410
L-3 Communications Corp.
3.950%, 11/15/16	250,000	264,582
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	166,623
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	105,449
Raytheon Co.
6.400%, 12/15/18	50,000	62,350
United Technologies Corp.
4.875%, 5/1/15	93,000	103,622
6.125%, 2/1/19	233,000	287,908
3.100%, 6/1/22	50,000	52,357

		1,867,398

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	72,229
3.125%, 1/15/21	200,000	213,358

		285,587

Airlines (0.3%)
American Airlines, Inc.
7.500%, 3/15/16*(h)§	3,300,000	3,126,750
Southwest Airlines Co.
5.750%, 12/15/16	50,000	57,114

		3,183,864

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	90,787

Commercial Services & Supplies (0.2%)
ADT Corp.
3.500%, 7/15/22§	50,000	49,893
Pitney Bowes, Inc.
5.000%, 3/15/15	50,000	52,000
Republic Services, Inc.
5.250%, 11/15/21	100,000	115,073
UR Merger Sub Corp.
7.625%, 4/15/22§	2,000,000	2,085,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Waste Management, Inc.
7.375%, 3/11/19	$152,000	$192,360

		2,494,326

Construction & Engineering (0.3%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	152,034
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,416,000
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19§	2,000,000	2,082,500
URS Corp.
3.850%, 4/1/17§	150,000	150,411

		3,800,945

Industrial Conglomerates (0.3%)
Danaher Corp.
2.300%, 6/23/16	50,000	52,226
3.900%, 6/23/21	50,000	56,106
General Electric Co.
5.250%, 12/6/17	250,000	290,993
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	100,000	113,577
Koninklijke Philips Electronics N.V.
3.750%, 3/15/22	100,000	104,045
RBS Global, Inc./Rexnord LLC
8.500%, 5/1/18	2,200,000	2,387,000
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	119,523
Tyco International Finance S.A.
4.125%, 10/15/14	150,000	159,690

		3,283,160

Machinery (0.6%)
Caterpillar, Inc.
1.375%, 5/27/14	100,000	101,247
2.600%, 6/26/22	100,000	99,643
Deere & Co.
6.950%, 4/25/14	73,000	81,208
4.375%, 10/16/19	150,000	173,718
2.600%, 6/8/22	100,000	99,916
Manitowoc Co., Inc.
9.500%, 2/15/18	1,000,000	1,095,000
Terex Corp.
8.000%, 11/15/17	5,000,000	5,200,000

		6,850,732

Road & Rail (0.7%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	136,210
Canadian National Railway Co.
5.550%, 5/15/18	48,000	57,650
CEVA Group plc
8.375%, 12/1/17§	1,000,000	970,000
11.500%, 4/1/18§	2,900,000	2,682,500
12.750%, 3/31/20§	1,000,000	900,000
CHC Helicopter S.A.
9.250%, 10/15/20	1,500,000	1,466,250
CSX Corp.
5.500%, 8/1/13	66,000	69,305
7.375%, 2/1/19	100,000	127,566

Norfolk Southern Corp.
5.900%, 6/15/19	$40,000	$48,764
Ryder System, Inc.
3.500%, 6/1/17	100,000	104,551
Union Pacific Corp.
5.700%, 8/15/18	100,000	119,482
United Rentals North America, Inc.
8.375%, 9/15/20	500,000	526,250

		7,208,528

Trading Companies & Distributors (0.1%)
HD Supply, Inc.
7.250%, 10/5/17	1,000,000	1,001,000

Total Industrials		30,066,327

Information Technology (3.7%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	139,910
4.450%, 1/15/20	250,000	288,869
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	54,036

		482,815

Computers & Peripherals (0.2%)
Dell, Inc.
2.100%, 4/1/14	100,000	101,739
2.300%, 9/10/15	200,000	205,938
Hewlett-Packard Co.
6.125%, 3/1/14	250,000	267,884
1.550%, 5/30/14	100,000	100,560
3.300%, 12/9/16	300,000	310,680
5.500%, 3/1/18	156,000	176,314
SRA International, Inc.
11.000%, 10/1/19	500,000	501,250

		1,664,365

Electronic Equipment, Instruments & Components (0.0%)
CommScope, Inc.
8.250%, 1/15/19§	300,000	316,875

Internet Software & Services (0.0%)
eBay, Inc.
3.250%, 10/15/20	50,000	52,560
Google, Inc.
1.250%, 5/19/14	100,000	101,218
2.125%, 5/19/16	100,000	104,097

		257,875

IT Services (2.1%)
Ceridian Corp.
11.250%, 11/15/15	1,000,000	950,000
First Data Corp.
9.875%, 9/24/15	106,000	106,000
10.550%, 9/24/15	1,250,000	1,268,750
11.250%, 3/31/16	4,500,000	4,230,000
5.245%, 3/24/17	6,266,879	5,955,497
8.250%, 1/15/21§	3,009,000	3,001,477
12.625%, 1/15/21	4,100,000	4,105,125
8.750%, 1/15/22 PIK§	2,014,000	2,014,000
Fiserv, Inc.
6.800%, 11/20/17	100,000	119,651
4.750%, 6/15/21	100,000	107,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

International Business Machines Corp.
1.250%, 5/12/14		$100,000	$100,953
5.700%, 9/14/17		350,000	420,078
SRA International, Inc.
6.500%, 7/20/18		1,260,000	1,216,688
Western Union Co.
5.930%, 10/1/16		150,000	173,129

			23,768,868

Office Electronics (0.4%)
CDW LLC/CDW Finance Corp.
12.535%, 10/12/17		750,000	811,875
8.500%, 4/1/19		2,500,000	2,650,000
Xerox Corp.
4.250%, 2/15/15		200,000	209,937
4.500%, 5/15/21		150,000	156,034

			3,827,846

Semiconductors & Semiconductor Equipment (0.8%)
Applied Materials, Inc.
4.300%, 6/15/21		100,000	111,324
Freescale Semiconductor, Inc.
10.125%, 12/15/16		598,000	630,142
9.250%, 4/15/18§		3,300,000	3,531,000
10.750%, 8/1/20		3,852,000	4,131,270
Intel Corp.
3.300%, 10/1/21		100,000	106,490
Texas Instruments, Inc.
1.375%, 5/15/14		100,000	101,169

			8,611,395

Software (0.2%)
Lawson Software, Inc.
9.375%, 4/1/19§		400,000	425,000
Microsoft Corp.
2.950%, 6/1/14		85,000	88,874
1.625%, 9/25/15		100,000	102,771
4.000%, 2/8/21		150,000	173,529
Oracle Corp.
3.750%, 7/8/14		135,000	142,854
5.750%, 4/15/18		250,000	303,898
Sophia LP
6.250%, 7/31/18		997,500	1,001,553

			2,238,479

Total Information Technology			41,168,518

Materials (1.6%)
Chemicals (0.7%)
Dow Chemical Co.
7.600%, 5/15/14		275,000	306,356
8.550%, 5/15/19		150,000	199,517
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	110,399
6.000%, 7/15/18		250,000	310,692
Eastman Chemical Co.
3.600%, 8/15/22		100,000	102,077
Ecolab, Inc.
3.000%, 12/8/16		250,000	263,221
INEOS Group Holdings SA
7.875%, 2/15/16§	EUR	4,000,000	4,365,975
Kinove German Bondco GmbH
10.000%, 6/15/18§		1,350,000	1,729,780

Lubrizol Corp.
8.875%, 2/1/19		$55,000	$75,694
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		200,000	212,446

			7,676,157

Construction Materials (0.2%)
Cemex S.A.B. de C.V.
9.000%, 1/11/18§		3,000,000	2,655,000

Containers & Packaging (0.1%)
Berry Plastics Corp.
9.750%, 1/15/21		1,000,000	1,087,500

Metals & Mining (0.6%)
Alcoa, Inc.
5.550%, 2/1/17		100,000	109,570
5.400%, 4/15/21		150,000	150,616
Allegheny Technologies, Inc. 5.950%, 1/15/21		100,000	110,103
ArcelorMittal S.A.
3.750%, 3/1/16		300,000	298,687
6.125%, 6/1/18		205,000	206,636
Barrick Gold Corp.
1.750%, 5/30/14		100,000	101,389
2.900%, 5/30/16		100,000	104,866
3.850%, 4/1/22		100,000	103,532
Barrick Gold Finance Co. 4.875%, 11/15/14		125,000	135,265
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		50,000	57,019
6.500%, 4/1/19		160,000	203,237
FMG Resources Pty Ltd.
7.000%, 11/1/15§		1,100,000	1,124,750
6.875%, 2/1/18§		1,000,000	1,012,500
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 3/1/17		100,000	98,779
Inmet Mining Corp. 8.750%, 6/1/20§		1,800,000	1,775,250
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14		200,000	228,199
9.000%, 5/1/19		100,000	136,764
Teck Resources Ltd.
3.150%, 1/15/17		50,000	51,375
4.500%, 1/15/21		100,000	104,750
Vale Overseas Ltd.
6.250%, 1/11/16		150,000	168,597
4.375%, 1/11/22		150,000	152,837

			6,434,721

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19		40,000	53,470
7.500%, 8/15/21		50,000	63,208
4.750%, 2/15/22		150,000	163,934

			280,612

Total Materials			18,133,990

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
4.850%, 2/15/14		250,000	265,570
5.100%, 9/15/14		109,000	118,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

2.950%, 5/15/16		$50,000	$52,867
5.500%, 2/1/18		275,000	326,968
3.000%, 2/15/22		100,000	102,398
BellSouth Corp. 5.200%, 9/15/14		62,000	67,414
British Telecommunications plc
5.950%, 1/15/18		100,000	116,761
CenturyLink, Inc. 5.800%, 3/15/22		100,000	99,952
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		96,000	100,331
4.875%, 7/8/14		100,000	106,196
France Telecom S.A.
4.375%, 7/8/14		100,000	105,231
2.125%, 9/16/15		100,000	100,530
Frontier Communications Corp.
8.250%, 4/15/17		400,000	430,500
8.500%, 4/15/20		700,000	742,000
Qwest Corp. 6.750%, 12/1/21		100,000	112,499
Telecom Italia Capital S.A. 5.250%, 10/1/15		368,000	361,398
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		100,000	94,975
6.421%, 6/20/16		299,000	287,536
Verizon Communications, Inc.
1.950%, 3/28/14		200,000	204,097
4.900%, 9/15/15		82,000	91,316
8.750%, 11/1/18		300,000	410,700
Virgin Media Secured Finance plc
6.500%, 1/15/18		100,000	108,530
7.000%, 1/15/18	GBP	700,000	1,167,565

			5,573,766

Wireless Telecommunication Services (0.9%)
America Movil S.A.B. de C.V. 5.000%, 3/30/20		$200,000	226,368
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13		100,000	108,765
8.500%, 11/15/18		100,000	136,505
Cricket Communications, Inc. 7.750%, 10/15/20		2,500,000	2,381,250
Rogers Communications, Inc. 6.800%, 8/15/18		100,000	123,747
Sprint Nextel Corp.
9.000%, 11/15/18§		3,500,000	3,911,250
11.500%, 11/15/21§		2,500,000	2,781,250
Vodafone Group plc
4.150%, 6/10/14		45,000	47,670
2.875%, 3/16/16		50,000	52,456
5.450%, 6/10/19		200,000	239,166

			10,008,427

Total Telecommunication Services			15,582,193

Utilities (3.1%)
Electric Utilities (1.4%)
Baltimore Gas & Electric Co. 5.900%, 10/1/16		122,000	141,710

Cleveland Electric Illuminating Co.
5.700%, 4/1/17		$100,000	$113,121
Commonwealth Edison Co.
6.150%, 9/15/17		144,000	174,687
3.400%, 9/1/21		100,000	105,488
Consumers Energy Co. 2.850%, 5/15/22		50,000	50,400
Detroit Edison Co. 3.450%, 10/1/20		100,000	107,606
Duke Energy Carolinas LLC 7.000%, 11/15/18		26,000	33,676
Duke Energy Corp. 5.050%, 9/15/19		165,000	193,259
Duke Energy Indiana, Inc. 3.750%, 7/15/20		100,000	109,654
Edison International 3.750%, 9/15/17		100,000	105,609
Energy Future Holdings Corp. 4.741%, 10/10/17		12,593,808	7,510,267
Entergy Corp.
4.700%, 1/15/17		200,000	210,580
5.125%, 9/15/20		50,000	52,016
Georgia Power Co.
6.000%, 11/1/13		60,000	64,054
3.000%, 4/15/16		250,000	266,409
Hydro Quebec 2.000%, 6/30/16		150,000	154,963
LG&E and KU Energy LLC 3.750%, 11/15/20		100,000	101,003
MidAmerican Energy Holdings Co.
5.750%, 4/1/18		70,000	83,448
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15		100,000	120,152
Northern States Power Co. 5.250%, 3/1/18		25,000	29,685
Ohio Power Co. 6.000%, 6/1/16		65,000	75,308
Oncor Electric Delivery Co. LLC 6.375%, 1/15/15		265,000	293,326
Pacific Gas & Electric Co.
4.800%, 3/1/14		75,000	79,727
3.500%, 10/1/20		100,000	106,898
PPL Capital Funding, Inc. 4.200%, 6/15/22		75,000	75,122
Progress Energy, Inc. 4.400%, 1/15/21		100,000	111,424
Southern California Edison Co. 3.875%, 6/1/21		50,000	55,502
Southwestern Electric Power Co. 6.450%, 1/15/19		100,000	121,030
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15		8,500,000	2,082,500
10.500%, 11/1/16 PIK		88,324	16,229
11.500%, 10/1/20§		700,000	477,750
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
Series B 15.000%, 4/1/21		5,258,000	1,814,010
Virginia Electric & Power Co. 5.950%, 9/15/17		100,000	121,042
Wisconsin Electric Power Co. 2.950%, 9/15/21		50,000	52,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Xcel Energy, Inc. 4.700%, 5/15/20	$100,000	$114,680

		15,324,368

Gas Utilities (0.3%)
Atmos Energy Corp. 8.500%, 3/15/19	70,000	93,409
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20§	2,500,000	2,587,500
ONEOK, Inc. 4.250%, 2/1/22	150,000	157,311

		2,838,220

Independent Power Producers & Energy Traders (1.3%)
Calpine Corp.
7.875%, 7/31/20§	800,000	876,000
7.500%, 2/15/21§	1,000,000	1,075,000
7.875%, 1/15/23§	1,000,000	1,082,500
Dynegy Holdings LLC
7.500%, 6/1/15*(b)(h)	2,000,000	1,310,000
8.375%, 5/1/16*(b)(h)	2,500,000	1,662,500
7.750%, 6/1/19*(b)(h)	3,500,000	2,310,000
Dynegy Power Corp. 9.250%, 8/4/16	3,980,000	4,078,283
GenOn Energy, Inc. 7.875%, 6/15/17	1,800,000	1,671,840
PSEG Power LLC 5.500%, 12/1/15	325,000	359,973
Tennessee Valley Authority 5.500%, 7/18/17	500,000	611,302

		15,037,398

Multi-Utilities (0.1%)
Consolidated Edison Co. of New York, Inc.
Series 05-C 5.375%, 12/15/15	85,000	96,267
Series 08-A 5.850%, 4/1/18	175,000	213,048
Dominion Resources, Inc.
5.000%, 12/1/14	81,000	87,753
8.875%, 1/15/19	163,000	221,125
DTE Energy Co. 6.350%, 6/1/16	60,000	69,432
NiSource Finance Corp. 6.400%, 3/15/18	100,000	117,172
Sempra Energy 2.000%, 3/15/14	250,000	253,780

		1,058,577

Total Utilities		34,258,563

Total Corporate Bonds		347,053,718

Government Securities (16.6%)
Foreign Governments (0.5%)
Canadian Government Bond 2.375%, 9/10/14	285,000	297,138
Export-Import Bank of Korea
5.875%, 1/14/15	300,000	326,910
4.000%, 1/11/17	250,000	266,660
Federative Republic of Brazil
8.000%, 1/15/18	356,000	413,850
5.875%, 1/15/19	355,000	429,550

Japan Finance Corp.
2.500%, 1/21/16	$100,000	$104,803
2.500%, 5/18/16	200,000	209,983
Korea Development Bank 3.250%, 3/9/16	200,000	205,740
Province of New Brunswick 2.750%, 6/15/18	50,000	53,299
Province of Nova Scotia 5.125%, 1/26/17	50,000	58,484
Province of Ontario
4.100%, 6/16/14	590,000	628,726
4.500%, 2/3/15	96,000	104,992
4.750%, 1/19/16	47,000	52,996
Province of Quebec 4.600%, 5/26/15	47,000	51,980
Republic of Colombia 7.375%, 3/18/19	250,000	326,875
Republic of Italy
4.500%, 1/21/15	129,000	127,131
4.750%, 1/25/16	49,000	47,985
5.250%, 9/20/16	250,000	247,326
Republic of Peru 7.125%, 3/30/19	260,000	334,100
Republic of Poland
5.000%, 10/19/15	33,000	36,094
6.375%, 7/15/19	150,000	176,625
5.000%, 3/23/22	150,000	163,875
Republic of South Africa 6.500%, 6/2/14	31,000	34,120
United Mexican States 5.625%, 1/15/17	250,000	290,875
5.125%, 1/15/20	300,000	351,000

		5,341,117

Municipal Bonds (0.0%)
State of California 5.250%, 4/1/14	150,000	160,772
State of Illinois
5.365%, 3/1/17	150,000	165,013
5.877%, 3/1/19	50,000	55,445

		381,230

Supranational (0.5%)
Asian Development Bank
0.875%, 6/10/14	150,000	150,898
2.625%, 2/9/15	360,000	378,287
European Bank for Reconstruction & Development
1.625%, 9/3/15	100,000	102,814
European Investment Bank
4.250%, 7/15/13	200,000	207,364
3.000%, 4/8/14	130,000	135,131
1.500%, 5/15/14	650,000	658,952
4.625%, 5/15/14	123,000	131,801
1.125%, 8/15/14	200,000	201,415
4.625%, 10/20/15	665,000	742,217
2.500%, 5/16/16	100,000	104,890
5.125%, 5/30/17	250,000	292,593
4.000%, 2/16/21	200,000	224,449
Inter-American Development Bank
1.375%, 10/18/16	500,000	511,500
3.875%, 2/14/20	150,000	175,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

International Bank for Reconstruction & Development
1.750%, 7/15/13	$500,000	$507,119
2.125%, 3/15/16	500,000	524,778
International Finance Corp.
3.000%, 4/22/14	250,000	261,213
1.125%, 11/23/16	250,000	253,617

		5,565,033

U.S. Government Agencies (2.2%)
Federal Farm Credit Bank 4.875%, 1/17/17	180,000	211,701
Federal Home Loan Bank
4.000%, 9/6/13	1,400,000	1,460,968
3.625%, 10/18/13	1,010,000	1,053,257
0.375%, 1/29/14	3,000,000	3,000,256
5.250%, 6/5/17	595,000	715,904
Federal Home Loan Mortgage Corp.
0.875%, 10/28/13	1,500,000	1,510,292
4.875%, 11/15/13	1,619,000	1,719,741
0.375%, 11/27/13	1,200,000	1,200,428
4.500%, 1/15/14	500,000	531,890
1.000%, 8/20/14	380,000	384,767
0.625%, 12/29/14	1,800,000	1,805,752
5.125%, 11/17/17	1,390,000	1,682,993
4.875%, 6/13/18	409,000	495,062
2.375%, 1/13/22	350,000	360,135
Federal National Mortgage Association
1.000%, 9/23/13	500,000	504,200
3.000%, 9/16/14	610,000	644,077
0.500%, 9/19/14	500,000	500,626
4.625%, 10/15/14	251,000	274,723
2.625%, 11/20/14	1,500,000	1,577,504
0.375%, 3/16/15	1,000,000	995,418
4.375%, 10/15/15	400,000	448,152
5.375%, 6/12/17	2,371,000	2,877,375

		23,955,221

U.S. Treasuries (13.4%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	693,061
8.125%, 8/15/19	629,000	933,131
8.500%, 2/15/20	592,000	907,360
U.S. Treasury Notes
0.375%, 7/31/13	4,500,000	4,505,590
0.750%, 8/15/13	4,000,000	4,021,406
0.500%, 10/15/13	1,500,000	1,504,102
0.500%, 11/15/13	1,500,000	1,504,260
0.250%, 11/30/13	2,000,000	1,998,695
1.500%, 12/31/13	1,396,000	1,420,752
1.000%, 1/15/14	3,500,000	3,536,764
0.250%, 1/31/14	7,000,000	6,993,711
0.250%, 4/30/14	3,000,000	2,996,367
1.875%, 4/30/14	4,800,000	4,935,000
0.250%, 5/31/14	2,000,000	1,997,500
2.375%, 8/31/14	49,000	51,135
0.250%, 9/15/14	2,500,000	2,494,551
0.500%, 10/15/14	4,000,000	4,014,125
2.375%, 10/31/14	3,000,000	3,139,805
0.375%, 11/15/14	850,000	850,445
0.250%, 12/15/14	1,700,000	1,695,591
0.250%, 1/15/15	2,000,000	1,994,156

0.250%, 2/15/15	$1,000,000	$996,461
4.000%, 2/15/15	284,000	310,598
2.375%, 2/28/15	1,130,000	1,189,042
0.375%, 3/15/15	1,000,000	999,406
2.500%, 4/30/15	4,000,000	4,234,031
0.250%, 5/15/15	2,000,000	1,991,297
4.125%, 5/15/15	312,000	344,794
1.875%, 6/30/15	800,000	834,125
1.750%, 7/31/15	900,000	935,662
1.250%, 8/31/15	2,400,000	2,459,719
1.250%, 9/30/15	1,500,000	1,537,008
1.250%, 10/31/15	2,400,000	2,459,719
1.375%, 11/30/15	2,000,000	2,058,859
2.125%, 12/31/15	2,500,000	2,638,985
2.000%, 1/31/16	2,600,000	2,735,627
2.125%, 2/29/16	2,800,000	2,961,241
5.125%, 5/15/16	2,500,000	2,934,610
1.500%, 6/30/16	3,500,000	3,625,809
3.250%, 6/30/16	685,000	756,871
4.875%, 8/15/16	372,000	436,388
3.250%, 12/31/16	1,500,000	1,670,625
0.875%, 1/31/17	4,500,000	4,538,953
3.000%, 2/28/17	240,000	265,258
3.250%, 3/31/17	3,050,000	3,409,137
0.875%, 4/30/17	1,000,000	1,007,594
2.500%, 6/30/17	2,000,000	2,171,188
4.750%, 8/15/17	3,900,000	4,678,446
4.250%, 11/15/17	730,000	860,938
2.750%, 12/31/17	2,500,000	2,755,078
2.625%, 1/31/18	1,000,000	1,095,922
2.750%, 2/28/18	2,100,000	2,317,596
2.875%, 3/31/18	1,600,000	1,778,025
1.500%, 8/31/18	1,750,000	1,805,631
1.375%, 9/30/18	1,500,000	1,535,684
1.250%, 1/31/19	3,000,000	3,041,062
1.250%, 4/30/19	1,200,000	1,213,294
3.125%, 5/15/19	900,000	1,022,920
3.375%, 11/15/19	1,065,000	1,232,155
3.625%, 2/15/20	695,000	817,570
3.500%, 5/15/20	5,000,000	5,842,109
2.625%, 8/15/20	3,100,000	3,411,792
2.625%, 11/15/20	600,000	659,484
3.625%, 2/15/21	3,150,000	3,718,969
3.125%, 5/15/21	3,000,000	3,415,383
2.125%, 8/15/21	1,250,000	1,313,770
2.000%, 11/15/21	3,750,000	3,887,900
2.000%, 2/15/22	750,000	775,148
1.750%, 5/15/22	500,000	504,062

		149,373,452

Total Government Securities		184,616,053

Total Long-Term Debt Securities (48.3%) (Cost $531,346,081)		537,123,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co. 0.000%*	200,000	$—

Total Consumer Discretionary		—

Financials (0.5%)
Consumer Finance (0.3%)
Ally Financial, Inc. 7.000%§	4,046	3,604,607

Thrifts & Mortgage Finance (0.2%)
Fannie Mae 6.750%*	200,000	260,000
7.625%*	306,800	404,976
8.250%(l)*	149,600	243,848
Freddie Mac 8.375%(l)*	288,100	625,177

		1,534,001

Total Financials		5,138,608

Total Preferred Stocks (0.5%) (Cost $24,885,979)		5,138,608

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Co. 4.750%	29,500	979,400

Total Consumer Discretionary		979,400

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Chesapeake Energy Corp. 5.750%§	2,000	1,702,500
SandRidge Energy, Inc. 7.000%	30,000	3,097,500

Total Energy		4,800,000

Financials (2.3%)
Commercial Banks (0.7%)
Wells Fargo & Co. 7.500%	7,000	7,875,000

Diversified Financial Services (1.1%)
Bank of America Corp. 7.250%	8,210	8,004,750
Citigroup, Inc. 7.500%	50,000	4,278,000

		12,282,750

Insurance (0.2%)
MetLife, Inc. 5.000%	31,000	1,917,970

Real Estate Investment Trusts (REITs) (0.3%)
FelCor Lodging Trust, Inc. 1.950%	130,000	3,404,700

Thrifts & Mortgage Finance (0.0%)
Fannie Mae 5.375%*	80	$308,000

Total Financials		25,788,420

Materials (0.1%)
Metals & Mining (0.1%)
AngloGold Ashanti Holdings Finance plc
6.000%	20,000	824,000

Total Materials		824,000

Total Convertible Preferred Stocks (2.9%) (Cost $35,694,604)		32,391,820

COMMON STOCKS:
Consumer Discretionary (2.1%)
Auto Components (0.0%)
BorgWarner, Inc.*	1,544	101,271
Goodyear Tire & Rubber Co.*	3,312	39,115
Johnson Controls, Inc.	9,165	253,962

		394,348

Automobiles (0.1%)
Ford Motor Co.	51,372	492,657
Harley-Davidson, Inc.	3,120	142,678
Motors Liquidation Co. GUC Trust*	5,118	62,696

		698,031

Distributors (0.0%)
Genuine Parts Co.	2,104	126,766

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,447	52,367
DeVry, Inc.	777	24,064
H&R Block, Inc.	3,927	62,753

		139,184

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	6,106	209,253
Chipotle Mexican Grill, Inc.*	427	162,239
Darden Restaurants, Inc.	1,728	87,489
International Game Technology	3,954	62,275
Marriott International, Inc., Class A	3,566	139,787
McDonald’s Corp.	13,692	1,212,153
Starbucks Corp.	10,220	544,930
Starwood Hotels & Resorts Worldwide, Inc.	2,663	141,246
Wyndham Worldwide Corp.	1,964	103,581
Wynn Resorts Ltd.	1,071	111,084
Yum! Brands, Inc.	6,205	399,726

		3,173,763

Household Durables (0.0%)
D.R. Horton, Inc.	3,786	69,587
Harman International Industries, Inc.	950	37,620
Leggett & Platt, Inc.	1,901	40,168
Lennar Corp., Class A	2,193	67,786
Newell Rubbermaid, Inc.	3,907	70,873
PulteGroup, Inc.*	4,568	48,878

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Whirlpool Corp.	1,041	$63,667

		398,579

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	4,856	1,108,868
Expedia, Inc.	1,216	58,453
Netflix, Inc.*	756	51,763
priceline.com, Inc.*	670	445,228
TripAdvisor, Inc.*	1,284	57,382

		1,721,694

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	1,561	52,871
Mattel, Inc.	4,589	148,867

		201,738

Media (0.9%)
Cablevision Systems Corp. - New York Group, Class A	2,869	38,129
CBS Corp., Class B	8,733	286,268
Comcast Corp., Class A	185,513	5,930,851
Dex One Corp.*	115,741	108,218
DIRECTV, Class A*	8,824	430,788
Discovery Communications, Inc., Class A*	3,435	185,490
Gannett Co., Inc.	3,172	46,723
Interpublic Group of Cos., Inc.	6,001	65,111
McGraw-Hill Cos., Inc.	3,769	169,605
News Corp., Class A	28,383	632,657
Omnicom Group, Inc.	3,673	178,508
Scripps Networks Interactive, Inc., Class A	1,249	71,018
Time Warner Cable, Inc.	4,210	345,641
Time Warner, Inc.	12,932	497,882
Viacom, Inc., Class B	7,111	334,359
Walt Disney Co.	24,085	1,168,122
Washington Post Co., Class B	64	23,924

		10,513,294

Multiline Retail (0.2%)
Big Lots, Inc.*	859	35,039
Dollar Tree, Inc.*	3,126	168,179
Family Dollar Stores, Inc.	1,573	104,573
J.C. Penney Co., Inc.	1,974	46,014
Kohl’s Corp.	3,231	146,978
Macy’s, Inc.	5,572	191,398
Nordstrom, Inc.	2,165	107,579
Sears Holdings Corp.*	522	31,163
Target Corp.	18,908	1,100,256

		1,931,179

Specialty Retail (0.3%)
Abercrombie & Fitch Co., Class A	1,113	37,998
AutoNation, Inc.*	560	19,757
AutoZone, Inc.*	359	131,814
Bed Bath & Beyond, Inc.*	3,132	193,558
Best Buy Co., Inc.	3,734	78,265
CarMax, Inc.*	3,077	79,817
GameStop Corp., Class A	1,755	32,222
Gap, Inc.	4,467	122,217
Home Depot, Inc.	20,622	1,092,760

Limited Brands, Inc.	3,255	$138,435
Lowe’s Cos., Inc.	15,853	450,859
O’Reilly Automotive, Inc.*	1,699	142,325
Ross Stores, Inc.	3,040	189,909
Staples, Inc.	9,287	121,195
Tiffany & Co.	1,704	90,227
TJX Cos., Inc.	9,982	428,527
Urban Outfitters, Inc.*	1,488	41,054

		3,390,939

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,871	226,376
Fossil, Inc.*	695	53,195
NIKE, Inc., Class B	4,939	433,546
Ralph Lauren Corp.	874	122,413
VF Corp.	1,163	155,202

		990,732

Total Consumer Discretionary		23,680,247

Consumer Staples (2.3%)
Beverages (1.1%)
Beam, Inc.	2,123	132,666
Brown-Forman Corp., Class B	1,339	129,682
Coca-Cola Co.	30,393	2,376,429
Coca-Cola Enterprises, Inc.	4,040	113,282
Constellation Brands, Inc., Class A*	2,188	59,207
Diageo plc	150,000	3,858,789
Dr. Pepper Snapple Group, Inc.	2,847	124,556
Molson Coors Brewing Co., Class B	2,112	87,880
Monster Beverage Corp.*	2,064	146,957
PepsiCo, Inc.	71,070	5,021,806

		12,051,254

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	5,825	553,375
CVS Caremark Corp.	17,265	806,793
Kroger Co.	7,558	175,270
Safeway, Inc.	3,239	58,788
Sysco Corp.	7,892	235,261
Walgreen Co.	11,623	343,808
Wal-Mart Stores, Inc.	23,248	1,620,851
Whole Foods Market, Inc.	2,201	209,799

		4,003,945

Food Products (0.3%)
Archer-Daniels-Midland Co.	8,873	261,931
Campbell Soup Co.	2,384	79,578
ConAgra Foods, Inc.	5,597	145,130
Dean Foods Co.*	2,487	42,354
General Mills, Inc.	8,721	336,107
H.J. Heinz Co.	4,310	234,378
Hershey Co.	2,049	147,590
Hormel Foods Corp.	1,832	55,730
J.M. Smucker Co.	1,525	115,168
Kellogg Co.	3,313	163,430
Kraft Foods, Inc., Class A	23,891	922,670
McCormick & Co., Inc. (Non-Voting)	1,788	108,442

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Mead Johnson Nutrition Co.	2,747	$221,161
Tyson Foods, Inc., Class A	3,892	73,286

		2,906,955

Household Products (0.3%)
Clorox Co.	1,747	126,588
Colgate-Palmolive Co.	6,430	669,363
Kimberly-Clark Corp.	5,281	442,389
Procter & Gamble Co.	36,916	2,261,105

		3,499,445

Personal Products (0.0%)
Avon Products, Inc.	5,834	94,569
Estee Lauder Cos., Inc., Class A	3,038	164,417

		258,986

Tobacco (0.3%)
Altria Group, Inc.	27,415	947,188
Lorillard, Inc.	1,758	231,968
Philip Morris International, Inc.	22,978	2,005,060
Reynolds American, Inc.	4,466	200,390

		3,384,606

Total Consumer Staples		26,105,191

Energy (4.8%)
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	5,908	242,819
Cameron International Corp.*	3,319	141,755
Diamond Offshore Drilling, Inc.	938	55,464
FMC Technologies, Inc.*	3,215	126,124
Halliburton Co.	12,435	353,030
Helmerich & Payne, Inc.	1,439	62,568
Nabors Industries Ltd.*	3,948	56,851
National Oilwell Varco, Inc.	5,742	370,014
Noble Corp.*	3,415	111,090
Rowan Cos., plc, Class A*	1,662	53,732
Schlumberger Ltd.	47,967	3,113,538
Weatherford International Ltd.*	100,000	1,263,000

		5,949,985

Oil, Gas & Consumable Fuels (4.3%)
Alpha Natural Resources, Inc.*	2,995	26,086
Anadarko Petroleum Corp.	6,730	445,526
Apache Corp.	5,266	462,829
BP plc (ADR)	100,000	4,054,000
Cabot Oil & Gas Corp.	2,834	111,660
Callon Petroleum Co.*	150,000	639,000
Canadian Oil Sands Ltd.	250,000	4,842,353
Chesapeake Energy Corp.	26,123	485,888
Chevron Corp.	46,584	4,914,612
ConocoPhillips	122,237	6,830,604
CONSOL Energy, Inc.	3,074	92,958
Denbury Resources, Inc.*	5,250	79,327
Devon Energy Corp.	5,449	315,987
EOG Resources, Inc.	3,632	327,279
EQT Corp.	2,024	108,547
Exxon Mobil Corp.	128,989	11,037,589
Hess Corp.	4,097	178,015
Kinder Morgan, Inc.	6,804	219,225
Marathon Oil Corp.	9,503	242,992
Marathon Petroleum Corp.	4,590	206,183

Murphy Oil Corp.	2,616	$131,559
Newfield Exploration Co.*	1,823	53,432
Noble Energy, Inc.	2,395	203,144
Occidental Petroleum Corp.	10,927	937,209
Peabody Energy Corp.	3,671	90,013
Phillips 66*	61,024	2,028,438
Pioneer Natural Resources Co.	1,658	146,252
QEP Resources, Inc.	2,416	72,407
Range Resources Corp.	2,185	135,186
Royal Dutch Shell plc (ADR), Class A	55,000	3,708,650
Southwestern Energy Co.*	4,692	149,816
Spectra Energy Corp.	58,794	1,708,554
Sunoco, Inc.	1,431	67,972
Tesoro Corp.*	1,895	47,299
Total S.A. (ADR)	35,000	1,573,250
Valero Energy Corp.	7,450	179,917
Williams Cos., Inc.	8,430	242,953
WPX Energy, Inc.*	2,713	43,896

		47,140,607

Total Energy		53,090,592

Financials (5.2%)
Capital Markets (0.5%)
Ameriprise Financial, Inc.	2,945	153,906
Bank of New York Mellon Corp.	16,069	352,715
BlackRock, Inc.	14,626	2,483,787
Charles Schwab Corp.	14,580	188,519
E*TRADE Financial Corp.*	3,445	27,698
Federated Investors, Inc., Class B	1,268	27,706
Franklin Resources, Inc.	1,917	212,768
Goldman Sachs Group, Inc.	6,627	635,264
Invesco Ltd.	6,037	136,436
Legg Mason, Inc.	1,680	44,302
Morgan Stanley	20,483	298,847
Northern Trust Corp.	3,260	150,025
State Street Corp.	6,583	293,865
T. Rowe Price Group, Inc.	3,437	216,393

		5,222,231

Commercial Banks (2.1%)
Banco Santander S.A.	165,409	1,104,732
Barclays plc	300,000	767,938
BB&T Corp.	9,413	290,391
CIT Group, Inc.*	40,800	1,454,112
Comerica, Inc.	2,647	81,289
Fifth Third Bancorp	12,397	166,120
First Horizon National Corp.	3,356	29,029
HSBC Holdings plc	500,000	4,408,720
Huntington Bancshares, Inc./Ohio	11,653	74,579
KeyCorp	12,889	99,761
M&T Bank Corp.	41,705	3,443,582
PNC Financial Services Group, Inc.	7,124	435,348
Regions Financial Corp.	19,032	128,466
SunTrust Banks, Inc.	7,251	175,692
U.S. Bancorp	25,519	820,691

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Wells Fargo & Co.	291,968	$9,763,410
Zions Bancorp	2,483	48,220

		23,292,080

Consumer Finance (0.1%)
American Express Co.	13,490	785,253
Capital One Financial Corp.	7,819	427,387
Discover Financial Services	7,161	247,627
SLM Corp.	6,571	103,230

		1,563,497

Diversified Financial Services (1.4%)
Bank of America Corp.	595,191	4,868,662
Citigroup, Inc.	89,504	2,453,304
CME Group, Inc.	897	240,495
IntercontinentalExchange, Inc.*	984	133,804
JPMorgan Chase & Co.	201,285	7,191,913
Leucadia National Corp.	2,670	56,791
Moody’s Corp.	2,665	97,406
NASDAQ OMX Group, Inc.	1,649	37,383
NYSE Euronext	3,422	87,535

		15,167,293

Insurance (0.6%)
ACE Ltd.	4,563	338,255
Aflac, Inc.	6,301	268,360
Allstate Corp.	6,620	232,296
American International Group, Inc.*	8,617	276,519
Aon plc	4,398	205,738
Assurant, Inc.	1,147	39,961
Berkshire Hathaway, Inc., Class B*	23,693	1,974,338
Chubb Corp.	3,632	264,482
Cincinnati Financial Corp.	2,188	83,297
Genworth Financial, Inc., Class A*	6,680	37,809
Hartford Financial Services Group, Inc.	5,912	104,229
Lincoln National Corp.	3,845	84,090
Loews Corp.	4,120	168,549
Marsh & McLennan Cos., Inc.	7,351	236,923
MetLife, Inc.	14,308	441,402
Principal Financial Group, Inc.	4,055	106,363
Progressive Corp.	8,215	171,118
Prudential Financial, Inc.	6,328	306,465
QBE Insurance Group Ltd.	80,000	1,102,975
Torchmark Corp.	1,327	67,080
Travelers Cos., Inc.	5,241	334,585
Unum Group	3,852	73,689
XL Group plc	4,199	88,347

		7,006,870

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	5,316	371,642
Apartment Investment & Management Co. (REIT), Class A	1,784	48,221
AvalonBay Communities, Inc. (REIT)	1,285	181,802
Boston Properties, Inc. (REIT)	2,019	218,799
Equity Residential (REIT)	4,050	252,558
HCP, Inc. (REIT)	5,652	249,536

Health Care REIT, Inc. (REIT)	2,881	$167,962
Host Hotels & Resorts, Inc. (REIT)	9,680	153,138
Kimco Realty Corp. (REIT)	5,470	104,094
Plum Creek Timber Co., Inc. (REIT)	2,176	86,387
Prologis, Inc. (REIT)	6,203	206,126
Public Storage (REIT)	1,918	276,978
Simon Property Group, Inc. (REIT)	4,083	635,560
Ventas, Inc. (REIT)	3,894	245,789
Vornado Realty Trust (REIT)	2,501	210,034
Westfield Retail Trust (REIT)	454,500	1,332,358
Weyerhaeuser Co. (REIT)	7,266	162,468

		4,903,452

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	4,419	72,295

Thrifts & Mortgage Finance (0.0%)
Fannie Mae*	344,367	87,814
Hudson City Bancorp, Inc.	7,140	45,482
People’s United Financial, Inc.	4,835	56,134

		189,430

Total Financials		57,417,148

Health Care (5.3%)
Biotechnology (0.2%)
Alexion Pharmaceuticals, Inc.*	2,588	256,988
Amgen, Inc.	10,478	765,313
Biogen Idec, Inc.*	3,228	466,059
Celgene Corp.*	5,935	380,790
Gilead Sciences, Inc.*	10,200	523,056

		2,392,206

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.	7,418	394,267
Becton, Dickinson and Co.	2,731	204,142
Boston Scientific Corp.*	19,256	109,182
C.R. Bard, Inc.	1,131	121,515
CareFusion Corp.*	2,971	76,295
Covidien plc	6,498	347,643
DENTSPLY International, Inc.	1,910	72,217
Edwards Lifesciences Corp.*	1,540	159,082
Intuitive Surgical, Inc.*	534	295,724
Medtronic, Inc.	14,025	543,188
St. Jude Medical, Inc.	4,228	168,739
Stryker Corp.	4,361	240,291
Varian Medical Systems, Inc.*	1,509	91,702
Zimmer Holdings, Inc.	2,373	152,726

		2,976,713

Health Care Providers & Services (0.3%)
Aetna, Inc.	4,681	181,482
AmerisourceBergen Corp.	3,379	132,964
Cardinal Health, Inc.	4,663	195,846
Cigna Corp.	3,885	170,940
Coventry Health Care, Inc.	1,934	61,482
DaVita, Inc.*	1,267	124,432
Express Scripts Holding Co.*	10,852	605,867
Humana, Inc.	2,205	170,755
Laboratory Corp. of America Holdings*	1,307	121,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

McKesson Corp.	3,171	$297,281
Patterson Cos., Inc.	1,178	40,606
Quest Diagnostics, Inc.	2,140	128,186
Tenet Healthcare Corp.*	5,579	29,234
UnitedHealth Group, Inc.	13,977	817,655
WellPoint, Inc.	4,457	284,312

		3,362,083

Health Care Technology (0.0%)
Cerner Corp.*	1,975	163,254

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	4,682	183,722
Life Technologies Corp.*	2,396	107,796
PerkinElmer, Inc.	1,541	39,758
Thermo Fisher Scientific, Inc.	4,949	256,902
Waters Corp.*	1,196	95,046

		683,224

Pharmaceuticals (4.4%)
Abbott Laboratories	21,198	1,366,635
Allergan, Inc.	4,143	383,517
Bristol-Myers Squibb Co.	22,757	818,114
Eli Lilly and Co.	13,758	590,356
Forest Laboratories, Inc.*	3,581	125,299
Hospira, Inc.*	2,237	78,250
Johnson & Johnson	137,001	9,255,788
Merck & Co., Inc.	315,777	13,183,690
Mylan, Inc.*	5,776	123,433
Perrigo Co.	1,259	148,474
Pfizer, Inc.	375,883	8,645,309
Roche Holding AG	65,000	11,220,783
Sanofi S.A. (ADR)	75,000	2,833,500
Watson Pharmaceuticals, Inc.*	1,717	127,041

		48,900,189

Total Health Care		58,477,669

Industrials (2.2%)
Aerospace & Defense (0.4%)
Boeing Co.	10,092	749,836
General Dynamics Corp.	4,859	320,500
Goodrich Corp.	1,697	215,349
Honeywell International, Inc.	10,505	586,599
L-3 Communications Holdings, Inc.	1,313	97,175
Lockheed Martin Corp.	3,586	312,269
Northrop Grumman Corp.	3,382	215,738
Precision Castparts Corp.	1,958	322,071
Raytheon Co.	4,491	254,146
Rockwell Collins, Inc.	1,954	96,430
Textron, Inc.	3,778	93,959
United Technologies Corp.	12,278	927,357

		4,191,429

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	2,193	128,356
Expeditors International of Washington, Inc.	2,867	111,096
FedEx Corp.	4,249	389,251
United Parcel Service, Inc., Class B	12,927	1,018,131

		1,646,834

Airlines (0.0%)
Southwest Airlines Co.	10,328	$95,224

Building Products (0.0%)
Masco Corp.	4,818	66,826

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	1,377	37,647
Cintas Corp.	1,490	57,529
Iron Mountain, Inc.	2,301	75,841
Pitney Bowes, Inc.	2,697	40,374
R.R. Donnelley & Sons Co.	2,401	28,260
Republic Services, Inc.	4,259	112,693
Stericycle, Inc.*	1,143	104,779
Waste Management, Inc.	6,234	208,215

		665,338

Construction & Engineering (0.0%)
Fluor Corp.	2,273	112,150
Jacobs Engineering Group, Inc.*	1,747	66,141
Quanta Services, Inc.*	2,871	69,105

		247,396

Electrical Equipment (0.1%)
Cooper Industries plc	2,143	146,110
Emerson Electric Co.	9,886	460,490
Rockwell Automation, Inc.	1,923	127,033
Roper Industries, Inc.	1,313	129,436

		863,069

Industrial Conglomerates (1.0%)
3M Co.	9,354	838,118
Danaher Corp.	7,742	403,203
General Electric Co.	474,746	9,893,707
Tyco International Ltd.	6,236	329,573

		11,464,601

Machinery (0.3%)
Caterpillar, Inc.	14,589	1,238,752
Cummins, Inc.	2,585	250,512
Deere & Co.	5,358	433,301
Dover Corp.	2,469	132,363
Eaton Corp.	4,550	180,316
Flowserve Corp.	737	84,571
Illinois Tool Works, Inc.	6,431	340,136
Ingersoll-Rand plc	4,026	169,817
Joy Global, Inc.	1,427	80,954
PACCAR, Inc.	4,803	188,230
Pall Corp.	1,565	85,778
Parker Hannifin Corp.	2,038	156,681
Snap-on, Inc.	788	49,053
Stanley Black & Decker, Inc.	2,303	148,221
Xylem, Inc.	2,484	62,522

		3,601,207

Professional Services (0.0%)
Dun & Bradstreet Corp.	643	45,762
Equifax, Inc.	1,624	75,678
Robert Half International, Inc.	1,936	55,312

		176,752

Road & Rail (0.1%)
CSX Corp.	14,000	313,040
Norfolk Southern Corp.	4,389	314,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Ryder System, Inc.	703	$25,315
Union Pacific Corp.	6,416	765,493

		1,418,846

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,979	160,393
W.W. Grainger, Inc.	823	157,391

		317,784

Total Industrials		24,755,306

Information Technology (3.3%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	72,170	1,239,159
F5 Networks, Inc.*	1,068	106,330
Harris Corp.	1,532	64,114
JDS Uniphase Corp.*	3,090	33,990
Juniper Networks, Inc.*	7,142	116,486
Motorola Solutions, Inc.	3,935	189,313
QUALCOMM, Inc.	23,096	1,285,986

		3,035,378

Computers & Peripherals (0.8%)
Apple, Inc.*	12,597	7,356,648
Dell, Inc.*	20,029	250,763
EMC Corp.*	28,289	725,047
Hewlett-Packard Co.	26,638	535,690
Lexmark International, Inc., Class A	962	25,570
NetApp, Inc.*	4,889	155,568
SanDisk Corp.*	3,283	119,764
Seagate Technology plc	5,095	125,999
Western Digital Corp.*	3,162	96,378

		9,391,427

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,178	119,616
Corning, Inc.	50,472	652,603
FLIR Systems, Inc.	2,061	40,189
Jabil Circuit, Inc.	2,459	49,991
Molex, Inc.	1,870	44,768
TE Connectivity Ltd.	5,761	183,834

		1,091,001

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	2,405	76,359
eBay, Inc.*	15,483	650,441
Google, Inc., Class A*	3,426	1,987,320
VeriSign, Inc.*	2,132	92,891
Yahoo!, Inc.*	16,420	259,928

		3,066,939

IT Services (0.6%)
Accenture plc, Class A	8,682	521,701
Automatic Data Processing, Inc.	6,589	366,744
Cognizant Technology Solutions Corp., Class A*	4,103	246,180
Computer Sciences Corp.	2,095	51,998
Fidelity National Information Services, Inc.	3,218	109,669
Fiserv, Inc.*	1,839	132,813
International Business Machines Corp.	15,540	3,039,313

Mastercard, Inc., Class A	1,432	$615,918
Paychex, Inc.	4,352	136,696
SAIC, Inc.	3,739	45,317
Teradata Corp.*	2,273	163,679
Total System Services, Inc.	2,150	51,449
Visa, Inc., Class A	6,709	829,434
Western Union Co.	8,237	138,711

		6,449,622

Office Electronics (0.0%)
Xerox Corp.	18,160	142,919

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.*	8,008	45,886
Altera Corp.	4,334	146,663
Analog Devices, Inc.	4,008	150,981
Applied Materials, Inc.	17,270	197,914
Broadcom Corp., Class A*	6,687	226,021
First Solar, Inc.*	789	11,882
Intel Corp.	217,781	5,803,864
KLA-Tencor Corp.	2,266	111,600
Lam Research Corp.*	2,715	102,464
Linear Technology Corp.	3,102	97,186
LSI Corp.*	7,676	48,896
Microchip Technology, Inc.	2,609	86,306
Micron Technology, Inc.*	13,272	83,746
NVIDIA Corp.*	8,338	115,231
Teradyne, Inc.*	2,525	35,501
Texas Instruments, Inc.	15,417	442,314
Xilinx, Inc.	3,554	119,308

		7,825,763

Software (0.5%)
Adobe Systems, Inc.*	6,684	216,361
Autodesk, Inc.*	3,097	108,364
BMC Software, Inc.*	2,170	92,616
CA, Inc.	4,769	129,192
Citrix Systems, Inc.*	2,510	210,689
Electronic Arts, Inc.*	4,282	52,883
Intuit, Inc.	3,956	234,789
Microsoft Corp.	100,731	3,081,361
Oracle Corp.	52,281	1,552,746
Red Hat, Inc.*	2,604	147,074
Salesforce.com, Inc.*	1,859	257,025
Symantec Corp.*	9,712	141,892

		6,224,992

Total Information Technology		37,228,041

Materials (1.1%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	2,849	230,000
Airgas, Inc.	933	78,381
CF Industries Holdings, Inc.	885	171,460
Dow Chemical Co.	51,105	1,609,807
E.I. du Pont de Nemours & Co.	12,625	638,446
Eastman Chemical Co.	1,859	93,638
Ecolab, Inc.	3,937	269,803
FMC Corp.	1,848	98,831
International Flavors & Fragrances, Inc.	1,089	59,677

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

LyondellBasell Industries N.V., Class A	30,000	$1,208,100
Monsanto Co.	7,187	594,940
Mosaic Co.	4,016	219,916
PPG Industries, Inc.	2,055	218,077
Praxair, Inc.	4,024	437,530
Sherwin-Williams Co.	1,155	152,864
Sigma-Aldrich Corp.	1,629	120,432

		6,201,902

Construction Materials (0.0%)
Vulcan Materials Co.	1,746	69,334

Containers & Packaging (0.0%)
Ball Corp.	2,100	86,205
Bemis Co., Inc.	1,390	43,563
Owens-Illinois, Inc.*	2,223	42,615
Sealed Air Corp.	2,642	40,792

		213,175

Metals & Mining (0.5%)
Alcoa, Inc.	14,373	125,764
Allegheny Technologies, Inc.	1,427	45,507
Barrick Gold Corp.	55,000	2,066,350
BHP Billiton plc	35,000	999,475
Cliffs Natural Resources, Inc.	1,917	94,489
Freeport-McMoRan Copper & Gold, Inc.	12,788	435,687
Newmont Mining Corp.	6,677	323,901
Nucor Corp.	24,272	919,909
Titanium Metals Corp.	1,066	12,057
United States Steel Corp.	1,959	40,355

		5,063,494

Paper & Forest Products (0.0%)
International Paper Co.	5,872	169,759
MeadWestvaco Corp.	2,336	67,160

		236,919

Total Materials		11,784,824

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	303,989	10,840,248
CenturyLink, Inc.	58,370	2,305,031
France Telecom S.A.	37,400	492,171
Frontier Communications Corp.	93,355	357,550
Telstra Corp., Ltd.	800,000	3,031,494
Verizon Communications, Inc.	38,276	1,700,985
Vivendi S.A.	51,666	960,504
Windstream Corp.	7,929	76,594

		19,764,577

Wireless Telecommunication Services (0.6%)
Crown Castle International Corp.*	3,474	203,785
MetroPCS Communications, Inc.*	3,973	24,037
SK Telecom Co., Ltd. (ADR)	35,700	431,970
Sprint Nextel Corp.*	40,424	131,782

Vodafone Group plc	2,200,000	$6,181,195

		6,972,769

Total Telecommunication Services		26,737,346

Utilities (6.4%)
Electric Utilities (4.0%)
American Electric Power Co., Inc.	106,526	4,250,387
Duke Energy Corp.	193,028	4,451,226
Edison International	4,390	202,818
Entergy Corp.	62,387	4,235,453
Exelon Corp.	111,484	4,194,028
FirstEnergy Corp.	55,640	2,736,932
NextEra Energy, Inc.	136,049	9,361,532
Northeast Utilities	4,227	164,050
Pepco Holdings, Inc.	3,052	59,728
Pinnacle West Capital Corp.	1,471	76,109
PPL Corp.	57,115	1,588,368
Progress Energy, Inc.	73,988	4,451,858
Southern Co.	91,707	4,246,034
Xcel Energy, Inc.	156,561	4,447,898

		44,466,421

Gas Utilities (0.2%)
AGL Resources, Inc.	41,581	1,611,264
ONEOK, Inc.	2,801	118,510

		1,729,774

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	8,726	111,954
Dynegy, Inc.*	110,000	64,350
NRG Energy, Inc.*	3,083	53,521

		229,825

Multi-Utilities (2.2%)
Ameren Corp.	3,273	109,776
CenterPoint Energy, Inc.	5,758	119,018
CMS Energy Corp.	3,507	82,415
Consolidated Edison, Inc.	3,946	245,402
Dominion Resources, Inc.	47,700	2,575,800
DTE Energy Co.	2,292	135,984
Integrys Energy Group, Inc.	1,051	59,770
NiSource, Inc.	3,828	94,743
PG&E Corp.	155,690	7,048,086
Public Service Enterprise Group, Inc.	171,816	5,584,020
SCANA Corp.	1,569	75,061
Sempra Energy	83,232	5,733,020
TECO Energy, Inc.	152,908	2,761,519
Wisconsin Energy Corp.	3,094	122,430

		24,747,044

Total Utilities		71,173,064

Total Common Stocks (35.1%) (Cost $345,764,444)		390,449,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Warrants	Value (Note 1)

WARRANTS:
Consumer Discretionary (0.2%)
Automobiles (0.1%)
General Motors Co., Class A, expiring 7/10/16*	18,532	$204,223
General Motors Co., Class B, expiring 7/10/19*	18,532	125,647

		329,870

Media (0.1%)
Charter Communications, Inc., expiring 11/30/14*	53,070	1,406,355

Total Warrants (0.2%) (Cost $20,193,204)		1,736,225

Total Investments (87.0%) (Cost $957,884,312)		966,839,828
Other Assets Less Liabilities (13.0%)		143,967,139

Net Assets (100%)		$1,110,806,967

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $103,872,341 or 9.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2012. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2012.

Glossary:

ADR	— American Depositary Receipt
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
GBP	— British Pound
PIK	— Payment-in Kind Security

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,619	September-12	$105,064,582	$109,800,580	$4,735,998

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Non-Agency CMO	$—	$2,659,713	$—	$2,659,713
Common Stocks
Consumer Discretionary	23,680,247	—	—	23,680,247
Consumer Staples	22,246,402	3,858,789	—	26,105,191
Energy	53,090,592	—	—	53,090,592
Financials	48,700,425	8,716,723	—	57,417,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$47,256,886	$11,220,783	$—	$58,477,669
Industrials	24,755,306	—	—	24,755,306
Information Technology	37,228,041	—	—	37,228,041
Materials	10,785,349	999,475	—	11,784,824
Telecommunication Services	16,071,982	10,665,364	—	26,737,346
Utilities	71,173,064	—	—	71,173,064
Convertible Bonds
Financials	—	987,500	—	987,500
Materials	—	1,806,763	—	1,806,763
Convertible Preferred Stocks
Consumer Discretionary	979,400	—	—	979,400
Energy	—	4,800,000	—	4,800,000
Financials	25,480,420	308,000	—	25,788,420
Materials	824,000	—	—	824,000
Corporate Bonds
Consumer Discretionary	—	51,087,150	—	51,087,150
Consumer Staples	—	15,081,229	—	15,081,229
Energy	—	45,465,164	—	45,465,164
Financials	—	67,603,933	—	67,603,933
Health Care	—	28,606,651	—	28,606,651
Industrials	—	30,066,327	—	30,066,327
Information Technology	—	41,168,518	—	41,168,518
Materials	—	18,133,990	—	18,133,990
Telecommunication Services	—	15,582,193	—	15,582,193
Utilities	—	34,258,563	—	34,258,563
Futures	4,735,998	—	—	4,735,998
Government Securities
Foreign Governments	—	5,341,117	—	5,341,117
Municipal Bonds	—	381,230	—	381,230
Supranational	—	5,565,033	—	5,565,033
U.S. Government Agencies	—	23,955,221	—	23,955,221
U.S. Treasuries	—	149,373,452	—	149,373,452
Preferred Stocks
Consumer Discretionary	—	—	—	—
Financials	1,534,001	3,604,607	—	5,138,608
Warrants
Consumer Discretionary	1,736,225	—	—	1,736,225

Total Assets	$390,278,338	$581,297,488	$—	$971,575,826

Total Liabilities	$—	$—	$—	$—

Total	$390,278,338	$581,297,488	$—	$971,575,826

(a) Securities with a market value of $11,409,450 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b) A Security with a market value of $308,000 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	481	(50,632)
Purchases	—	—
Sales	(481)	(68)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	50,700
Transfers out of Level 3	—	—

Balance as of 6/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$(50,700)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,735,998	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,735,998

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	24,133	—	—	24,133
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$24,133	$—	$—	$24,133

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	4,444,959	—	—	4,444,959
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,444,959	$—	$—	$4,444,959

The Portfolio held futures contracts with an average notional balance of approximately $49,067,000 during the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$81,840,058
Long-term U.S. Treasury securities	36,209,460

$118,049,518

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$145,888,870
Long-term U.S. Treasury securities	20,113,328

$166,002,198

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,363,256
Aggregate gross unrealized depreciation	(122,571,942)

Net unrealized appreciation	$7,791,314

Federal income tax cost of investments	$959,048,514

The Portfolio has a net capital loss carryforward of $188,056,619 of which $8,247,354 expires in the year 2016 and $179,809,265 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $957,884,312)	$966,839,828
Cash	126,777,869
Cash held as collateral at broker	6,854,400
Foreign cash (Cost $449,163)	435,426
Dividends, interest and other receivables	8,089,773
Receivable for securities sold	3,928,380
Due from broker for futures variation margin	2,756,926
Receivable from Separate Accounts for Trust shares sold	305,855
Other assets	9,231

Total assets	1,115,997,688

LIABILITIES
Payable for securities purchased	3,939,187
Investment management fees payable	577,617
Payable to Separate Accounts for Trust shares redeemed	293,701
Administrative fees payable	144,815
Distribution fees payable - Class IB	134,961
Trustees’ fees payable	762
Distribution fees payable - Class IA	235
Accrued expenses	99,443

Total liabilities	5,190,721

NET ASSETS	$1,110,806,967

Net assets were comprised of:
Paid in capital	$1,272,369,644
Accumulated undistributed net investment income (loss)	18,537,088
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(193,771,938)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	13,672,173

Net assets	$1,110,806,967

Class IA
Net asset value, offering and redemption price per share, $1,169,829 / 133,465 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.77

Class IB
Net asset value, offering and redemption price per share, $671,535,398 / 76,596,910 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.77

Class K
Net asset value, offering and redemption price per share, $438,101,740 / 49,921,627 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest (net of $356 foreign withholding tax)	$15,033,535
Dividends (net of $120,857 foreign withholding tax)	8,382,905

Total income	23,416,440

EXPENSES
Investment management fees	3,523,693
Administrative fees	884,751
Distribution fees - Class IB	824,054
Printing and mailing expenses	57,462
Professional fees	35,690
Custodian fees	23,123
Trustees’ fees	15,290
Distribution fees - Class IA	1,366
Miscellaneous	31,234

Gross expenses	5,396,663
Less: Fees paid indirectly	(1,255)

Net expenses	5,395,408

NET INVESTMENT INCOME (LOSS)	18,021,032

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	20,337,325
Futures	24,133
Foreign currency transactions	(16,940)

Net realized gain (loss)	20,344,518

Change in unrealized appreciation (depreciation) on:
Securities	20,177,172
Futures	4,444,959
Foreign currency translations	9,535

Net change in unrealized appreciation (depreciation)	24,631,666

NET REALIZED AND UNREALIZED GAIN (LOSS)	44,976,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,997,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,021,032	$36,973,467
Net realized gain (loss) on investments, futures and foreign currency transactions	20,344,518	1,061,955
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	24,631,666	(35,396,205)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,997,216	2,639,217

DIVIDENDS:
Dividends from net investment income
Class IA	—	(39,048)
Class IB	—	(21,298,143)
Class K†	—	(15,740,849)

TOTAL DIVIDENDS	—	(37,078,040)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 29,455 and 467,493 shares, respectively ]	253,450	4,147,925
Capital shares issued in reinvestment of dividends [ 0 and 4,817 shares, respectively ]	—	39,048
Capital shares repurchased [ (22,634) and (56,781,848) shares, respectively ]	(193,734)	(479,771,333	)(z)

Total Class IA transactions	59,716	(475,584,360)

Class IB
Capital shares sold [ 7,987,253 and 8,791,666 shares, respectively ]	68,339,961	77,235,111
Capital shares issued in reinvestment of dividends [ 0 and 2,626,528 shares, respectively ]	—	21,298,143
Capital shares repurchased [ (5,494,510) and (12,280,100) shares, respectively ]	(47,321,444)	(107,089,819)

Total Class IB transactions	21,018,517	(8,556,565)

Class K†
Capital shares sold [ 1,582,089 and 50,519,240 shares, respectively ]	13,845,998	425,185,235	(z)
Capital shares issued in reinvestment of dividends [ 0 and 1,941,904 shares, respectively ]	—	15,740,849
Capital shares repurchased [ (2,508,868) and (1,612,738) shares, respectively ]	(21,642,512)	(13,536,928)

Total Class K transactions	(7,796,514)	427,389,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,281,719	(56,751,769)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,278,935	(91,190,592)
NET ASSETS:
Beginning of period	1,034,528,032	1,125,718,624

End of period (a)	$1,110,806,967	$1,034,528,032

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$18,537,088	$516,056

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Franklin Core Balanced Portfolio exchanged approximately 50,447,357 Class IA shares for approximately 50,447,357 Class K shares. This exchange amounted to approximately $424,587,599.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.27	$8.57	$7.94	$6.40	$10.28	$10.41

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.31 (e)	0.31 (e)	0.36 (e)	0.64 (e)	0.63 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.36	(0.29)	0.60	1.62	(3.93)	(0.38)

Total from investment operations	0.50	0.02	0.91	1.98	(3.29)	0.25

Less distributions:
Dividends from net investment income	—	(0.32)	(0.28)	(0.44)	(0.59)	(0.35)
Distributions from net realized gains	—	—	—	—	—	(0.03)

Total dividends and distributions	—	(0.32)	(0.28)	(0.44)	(0.59)	(0.38)

Net asset value, end of period	$8.77	$8.27	$8.57	$7.94	$6.40	$10.28

Total return (b)	5.93%	0.31%	11.55%	30.97%	(31.65)%	2.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,170	$1,047	$483,418	$463,554	$363,213	$275,884
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.09%	0.83%	0.83%	0.91%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	1.09%	0.83%	0.83%	0.84%	1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)	1.09%	0.83%	0.84%	0.91%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.20%	3.46%	3.72%	5.02%	7.22%	5.83%
After waivers, reimbursements and fees paid indirectly (a)	3.20%	3.46%	3.72%	5.09%	7.22%	5.83%
Before waivers, reimbursements and fees paid indirectly (a)	3.20%	3.46%	3.71%	5.02%	7.22%	5.83%
Portfolio turnover rate	12%	43%	77%	106%	57%	20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009		2008		2007
Net asset value, beginning of period	$8.27	$8.57	$7.94	$6.40		$10.28		$10.41

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.28 (e)	0.28 (e)	0.34	(e)	0.61	(e)	0.54 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.36	(0.28)	0.61	1.62		(3.92)		(0.32)

Total from investment operations	0.50	— #	0.89	1.96		(3.31)		0.22

Less distributions:
Dividends from net investment income	—	(0.30)	(0.26)	(0.42)		(0.57)		(0.32)
Distributions from net realized gains	—	—	—	—		—		(0.03)

Total dividends and distributions	—	(0.30)	(0.26)	(0.42)		(0.57)		(0.35)

Net asset value, end of period	$8.77	$8.27	$8.57	$7.94		$6.40		$10.28

Total return (b)	6.05%	0.06%	11.27%	30.62%		(31.83)%		2.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$671,535	$612,978	$642,301	$693,459		$500,707		$713,523
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.09%	1.08%	1.08%	1.16	%(c)	1.30%		1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.09%	1.08%	1.08%	1.09	%(c)	1.30	%(c)	1.30%
Before waivers, reimbursements and fees paid indirectly (a)	1.09%	1.08%	1.09%	1.16	%(c)	1.30%		1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.20%	3.26%	3.47%	4.66%		6.79%		5.06%
After waivers, reimbursements and fees paid indirectly (a)	3.20%	3.26%	3.47%	4.72%		6.79%		5.06%
Before waivers, reimbursements and fees paid indirectly (a)	3.20%	3.26%	3.46%	4.66%		6.79%		5.06%
Portfolio turnover rate	12%	43%	77%	106%		57%		20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.27	$8.39

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.36	0.09

Total from investment operations	0.51	0.20

Less distributions:
Dividends from net investment income	—	(0.32)

Net asset value, end of period	$8.78	$8.27

Total return (b)	6.17%	2.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$438,102	$420,502
Ratio of expenses to average net assets:
After reimbursements (a)	0.84%	0.83%
After reimbursements and fees paid indirectly (a)	0.84%	0.83%
Before reimbursements and fees paid indirectly (a)	0.84%	0.83%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	3.45%	3.61%
After reimbursements and fees paid indirectly (a)	3.45%	3.61%
Before reimbursements and fees paid indirectly (a)	3.45%	3.61%
Portfolio turnover rate	12%	43%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Industrials	12.5%
Information Technology	9.0
Consumer Discretionary	7.2
Consumer Staples	7.0
Energy	4.9
Telecommunication Services	4.3
Health Care	4.3
Utilities	3.8
Financials	2.8
Materials	2.0
Cash and Other	42.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,015.60	$6.57
Hypothetical (5% average return before expenses)	1,000.00	1,018.34	6.58
Class IB
Actual	1,000.00	1,015.60	6.57
Hypothetical (5% average return before expenses)	1,000.00	1,018.34	6.58
Class K
Actual	1,000.00	1,016.40	5.32
Hypothetical (5% average return before expenses)	1,000.00	1,019.58	5.33

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.31%, 1.31% and 1.06%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.2%)
Diversified Consumer Services (0.2%)
Ascent Capital Group, Inc., Class A*	4,500	$232,875
Corinthian Colleges, Inc.*	40,000	115,600

		348,475

Hotels, Restaurants & Leisure (0.6%)
Benihana, Inc.	4,000	64,440
Boyd Gaming Corp.*	33,000	237,600
Dover Motorsports, Inc.*	60,016	78,021
Gaylord Entertainment Co.*	16,000	616,960
Ladbrokes plc	20,000	49,312
P.F. Chang's China Bistro, Inc.	12,000	617,640

		1,663,973

Household Durables (0.2%)
Harman International Industries, Inc.	13,000	514,800
Nobility Homes, Inc.*	4,750	27,028
Skyline Corp.	5,000	25,400

		567,228

Media (4.5%)
Acme Communications, Inc.	38,000	22,420
Astral Media, Inc., Class A	140,000	6,716,040
Astral Media, Inc., Class B	1,400	73,018
Beasley Broadcasting Group, Inc., Class A*	47,000	276,830
British Sky Broadcasting Group plc	110,000	1,200,547
Clear Channel Outdoor Holdings, Inc., Class A*	220,000	1,324,400
Crown Media Holdings, Inc., Class A*	6,000	10,500
DISH Network Corp., Class A	24,000	685,200
Fisher Communications, Inc.*	28,000	837,480
Knology, Inc.*	8,000	157,360
Liberty Media Corp. - Liberty Capital*	4,000	351,640
LIN TV Corp., Class A*	20,000	60,400
Media General, Inc., Class A*	35,000	161,350
Salem Communications Corp., Class A	26,000	142,220

		12,019,405

Multiline Retail (0.0%)
Macy’s, Inc.	1,000	34,350

Specialty Retail (1.7%)
Collective Brands, Inc.*	100,000	2,142,000
Cost Plus, Inc.*	68,317	1,502,974
Golfsmith International Holdings, Inc.*	2,000	12,120
PEP Boys-Manny, Moe & Jack	90,000	891,000

		4,548,094

Textiles, Apparel & Luxury Goods (0.0%)
Heelys, Inc.*	15,000	28,650

Total Consumer Discretionary		19,210,175

Consumer Staples (7.0%)
Beverages (0.6%)
Beam, Inc.	24,000	$1,499,760
Grupo Modelo S.A.B. de C.V., Series C	10,000	88,458

		1,588,218

Food Products (6.2%)
D.E Master Blenders 1753 N.V.*	150,000	1,691,341
Flowers Foods, Inc.	750	17,422
Hillshire Brands Co.	30,000	869,700
Parmalat S.p.A.	940,000	1,781,469
Post Holdings, Inc.*	15,000	461,250
Ralcorp Holdings, Inc.*	36,000	2,402,640
Tootsie Roll Industries, Inc.	40,050	955,593
Viterra, Inc.	524,000	8,312,150

		16,491,565

Personal Products (0.2%)
Avon Products, Inc.	35,000	567,350

Total Consumer Staples		18,647,133

Energy (4.9%)
Energy Equipment & Services (0.3%)
CE Franklin Ltd.*	36,000	449,280
Rowan Cos., plc, Class A*	9,000	290,970

		740,250

Oil, Gas & Consumable Fuels (4.6%)
Anadarko Petroleum Corp.	2,000	132,400
Atlas Energy LP	40,000	1,220,400
Atlas Resource Partners LP	5,001	135,027
Cove Energy plc*	80,000	333,899
CREDO Petroleum Corp.*	50,600	732,182
Dragon Oil plc	80,000	679,779
GeoResources, Inc.*	6,000	219,660
Heritage Oil plc*	16,000	30,933
Kinder Morgan, Inc.	25,122	809,431
Nautical Petroleum plc*	1,000	7,186
Progress Energy Resources Corp.	36,000	709,675
Sunoco, Inc.	148,400	7,049,000
Venoco, Inc.*	10,000	100,100
WesternZagros Resources Ltd.*	40,000	35,753

		12,195,425

Total Energy		12,935,675

Financials (2.8%)
Capital Markets (0.8%)
BKF Capital Group, Inc.*	12,000	12,000
Charles Schwab Corp.	12,000	155,160
Edelman Financial Group, Inc.	185,000	1,609,500
SWS Group, Inc.*	48,000	255,840

		2,032,500

Commercial Banks (1.6%)
Bank of Montreal	2,000	110,520
First Niagara Financial Group, Inc.	200,000	1,530,000
Pacific Capital Bancorp*	57,196	2,615,573

		4,256,093

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Finance (0.4%)
American Express Co.	7,000	$407,470
SLM Corp.	40,000	628,400

		1,035,870

Thrifts & Mortgage Finance (0.0%)
Flushing Financial Corp.	10,000	136,300

Total Financials		7,460,763

Health Care (4.2%)
Biotechnology (0.9%)
Actelion Ltd. (Registered)*	500	20,536
Amylin Pharmaceuticals, Inc.*	20,000	564,600
Biogen Idec, Inc.*	2,000	288,760
Grifols S.A. (ADR)*	45,654	438,278
Human Genome Sciences, Inc.*	75,000	984,750
Lexicon Pharmaceuticals, Inc.*	1,000	2,250
ORIGIO A/S*	2,000	9,381

		2,308,555

Health Care Equipment & Supplies (2.0%)
Accuray, Inc.*	2,636	18,030
American Medical Alert Corp.*†(b)	140,898	1,409
ArthroCare Corp.*	25,000	732,000
Exactech, Inc.*	10,000	167,700
Gen-Probe, Inc.*	36,000	2,959,200
Oridion Systems Ltd. (Registered)*†	2,000	46,167
Smith & Nephew plc	149,000	1,491,537

		5,416,043

Health Care Providers & Services (0.3%)
Catalyst Health Solutions, Inc.*	5,000	467,200
Chemed Corp.	2,000	120,880
IntegraMed America, Inc.*	1,000	13,850
Rhoen-Klinikum AG*	2,000	44,292
Sun Healthcare Group, Inc.*	1,000	8,370

		654,592

Life Sciences Tools & Services (0.6%)
eResearchTechnology, Inc.*	3,000	23,970
Illumina, Inc.*	10,000	403,900
Medtox Scientific, Inc.*	9,000	242,640
WuXi PharmaTech Cayman, Inc. (ADR)*	69,000	974,280

		1,644,790

Pharmaceuticals (0.4%)
Adolor Corp.*†(b)	40,000	20,800
Allergan, Inc.	1,200	111,084
Johnson & Johnson	13,736	928,004

		1,059,888

Total Health Care		11,083,868

Industrials (12.5%)
Aerospace & Defense (6.6%)
Exelis, Inc.	38,000	374,680
Goodrich Corp.	135,000	17,131,500

		17,506,180

Air Freight & Logistics (2.1%)
Park-Ohio Holdings Corp.*	8,000	$152,240
TNT Express N.V.	470,000	5,498,010

		5,650,250

Building Products (0.2%)
Fortune Brands Home & Security, Inc.*	20,000	445,400
Griffon Corp.	14,000	120,120

		565,520

Electrical Equipment (2.4%)
Cooper Industries plc	90,000	6,136,200
Newave Energy Holding S.A.*	200	11,484
SGL Carbon SE	2,500	97,796

		6,245,480

Machinery (0.8%)
CIRCOR International, Inc.	6,000	204,540
ITT Corp.	18,000	316,800
Navistar International Corp.*	22,000	624,140
Tennant Co.	6,000	239,700
Xylem, Inc.	29,000	729,930

		2,115,110

Professional Services (0.0%)
WSP Group plc	2,000	13,551

Road & Rail (0.0%)
Dollar Thrifty Automotive Group, Inc.*	1,000	80,960

Trading Companies & Distributors (0.4%)
Interline Brands, Inc.*	14,000	350,980
Kaman Corp.	5,000	154,700
United Rentals, Inc.*	13,000	442,520

		948,200

Total Industrials		33,125,251

Information Technology (9.0%)
Communications Equipment (0.4%)
Loral Space & Communications, Inc.	18,000	1,212,300
Tii Network Technologies, Inc.*	4,000	8,520

		1,220,820

Computers & Peripherals (0.1%)
Diebold, Inc.	9,000	332,190

Electronic Equipment, Instruments & Components (1.6%)
Elster Group SE (ADR)*	70,000	1,421,000
Laird plc	40,000	117,431
LeCroy Corp.*	127,368	1,816,268
Micronetics, Inc.*	38,800	571,136
Miranda Technologies, Inc.*	10,000	166,388
Zygo Corp.*	5,000	89,300

		4,181,523

Internet Software & Services (0.8%)
EasyLink Services International Corp., Class A*	60,000	434,400
Yahoo!, Inc.*	110,000	1,741,300

		2,175,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (0.0%)
Logica plc	2,000	$3,326

Semiconductors & Semiconductor Equipment (2.6%)
Lam Research Corp.*	22,500	849,150
PLX Technology, Inc.*	10,000	63,500
Ramtron International Corp.*	3,000	9,060
Standard Microsystems Corp.*	160,000	5,902,400

		6,824,110

Software (3.5%)
Ariba, Inc.*	200,000	8,952,000
Quest Software, Inc.*	3,000	83,550
SRS Labs, Inc.*	20,000	180,000

		9,215,550

Total Information Technology		23,953,219

Materials (2.0%)
Chemicals (1.1%)
Ferro Corp.*	8,000	38,400
Georgia Gulf Corp.	17,000	436,390
Solutia, Inc.	80,000	2,244,000
Umeco plc	2,100	18,009

		2,736,799

Construction Materials (0.3%)
Vulcan Materials Co.	22,000	873,620

Containers & Packaging (0.3%)
Greif, Inc., Class A	1,000	41,000
Myers Industries, Inc.	42,000	720,720

		761,720

Metals & Mining (0.3%)
Allegheny Technologies, Inc.	1,000	31,890
Camino Minerals Corp.*	4,000	393
Extorre Gold Mines Ltd.*	40,000	165,406
Gold Fields Ltd. (ADR)	3,000	38,430
Jaguar Mining, Inc.*	2,000	2,320
Molycorp, Inc.*	3,222	69,437
Pan American Silver Corp.	32,538	550,663
Walter Energy, Inc.	200	8,832

		867,371

Total Materials		5,239,510

Telecommunication Services (4.3%)
Diversified Telecommunication Services (2.3%)
AboveNet, Inc.*	50,000	4,200,000
Asia Satellite Telecommunications Holdings Ltd.	65,000	167,655
Cincinnati Bell, Inc.*	200,000	744,000
HUGHES Telematics, Inc.*	80,000	956,000
SureWest Communications	1,000	21,070

		6,088,725

Wireless Telecommunication Services (2.0%)
Millicom International Cellular S.A.	21,000	1,972,320
NII Holdings, Inc.*	8,000	81,840
Sprint Nextel Corp.*	200,000	652,000

Telephone & Data Systems, Inc.	30,000	$638,700
U.S. Cellular Corp.*	53,000	2,046,860

		5,391,720

Total Telecommunication Services		11,480,445

Utilities (3.8%)
Electric Utilities (1.2%)
Exelon Corp.	6,000	225,720
Hawaiian Electric Industries, Inc.	16,600	473,432
PNM Resources, Inc.	22,000	429,880
Progress Energy, Inc.	36,000	2,166,120

		3,295,152

Gas Utilities (0.5%)
National Fuel Gas Co.	27,000	1,268,460

Independent Power Producers & Energy Traders (2.1%)
International Power plc†	824,000	5,389,334
NRG Energy, Inc.*	5,000	86,800

		5,476,134

Multi-Utilities (0.0%)
GDF Suez S.A.*	3,801	5

Total Utilities		10,039,751

Total Common Stocks (57.7%) (Cost $153,988,684)		153,175,790

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Forest Laboratories, Inc., expiring 12/31/49*†(b)	10,000	9,500
Sanofi S.A., expiring 12/31/20*	210,000	296,100

Total Health Care		305,600

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49*†(b)	320,000	3,200

Total Information Technology		3,200

Total Rights (0.1%) (Cost $450,650)		308,800

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc., expiring 5/25/17* (Cost $—)	38,400	82,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Government Securities (33.9%)
U.S. Treasury Bills
0.05%, 8/9/12(p)	$20,000,000	$19,998,820
0.07%, 8/16/12(p)	45,000,000	44,995,740
0.12%, 11/23/12(p)	25,000,000	24,987,508

Total Government Securities (Cost $89,978,201)		89,982,068

Total Investments (91.7%) (Cost $244,417,535)		243,549,602
Other Assets Less Liabilities (8.3%)		22,122,508

Net Assets (100%)		$265,672,110

*	Non-income producing.
†	Securities (totaling $5,470,410 or 2.1% of net assets) at fair value by management.
(b)	Illiquid security.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/27/12	JPMorgan Chase Bank	8,515	$8,296,794	$8,359,110	$(62,316)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,937,896	$1,272,279	$—	$19,210,175
Consumer Staples	15,174,323	3,472,810	—	18,647,133
Energy	11,883,878	1,051,797	—	12,935,675
Financials	7,448,763	12,000	—	7,460,763
Health Care	9,449,746	1,565,746	68,376	11,083,868
Industrials	27,504,410	5,620,841	—	33,125,251
Information Technology	23,832,462	120,757	—	23,953,219
Materials	5,221,501	18,009	—	5,239,510
Telecommunication Services	11,312,790	167,655	—	11,480,445
Utilities	4,650,412	5	5,389,334	10,039,751
Rights
Health Care	296,100	—	9,500	305,600
Information Technology	—	—	3,200	3,200
Short-Term Investments	—	89,982,068	—	89,982,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Warrants
Energy	$82,944	$—	$—	$82,944

Total Assets	$134,795,225	$103,283,967	$5,470,410	$243,549,602

Liabilities:
Forward Currency Contracts	$—	$(62,316)	$—	$(62,316)

Total Liabilities	$—	$(62,316)	$—	$(62,316)

Total	$134,795,225	$103,221,651	$5,470,410	$243,487,286

(a) A Security with a market value of $27,028 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b) A Security with a market value of $22,420 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Healthcare	Investments in Common Stocks- Utilities

Balance as of 12/31/11	$20,800	$—
Total gains or losses (realized/unrealized) included in earnings	2,893	(79,164)
Purchases	44,683	5,468,498
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$68,376	$5,389,334

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending period ending 6/30/12.	$2,893	$(79,164)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Investments in Rights-Health Care	Investments in Rights- Information Technology

Balance as of 12/31/11	$10,909	$3,200
Total gains or losses (realized/unrealized) included in earnings	(1,409)	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$9,500	$3,200

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending period ending 6/30/12.	$—	$—

Following is the quantitative information about fair value measurements as of June 30, 2012:

Investment Type	Fair Value	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Common Stocks-Health Care	$46,167	Last Traded Price	Absence of Contrary Information (a)	Not Applicable
Common Stocks-Health Care	1,409	Intrinsic Value	Intrinsic Calculation	Not Applicable
Common Stocks-Health Care	20,800	Intrinsic Value	Intrinsic Calculation	Not Applicable
Common Stocks-Utilities	5,389,334	Last Traded Price	Absence of Contrary Information (a)	Not Applicable
Rights-Health Care	9,500	Intrinsic Value	Intrinsic Calculation	Not Applicable
Rights-Information Technology	3,200	Intrinsic Value	Intrinsic Calculation	Not Applicable

	$5,470,410

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a) After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(62,316)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(62,316)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	239,346	—	239,346
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$239,346	$—	$239,346

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(62,316)	—	(62,316)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(62,316)	$—	$(62,316)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $8,456,000 for the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency contracts for hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$227,741,614
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$241,491,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,711,620
Aggregate gross unrealized depreciation	(10,484,791)

Net unrealized depreciation	$(2,773,171)

Federal income tax cost of investments	$246,322,773

For the six months ended June 30, 2012, the Portfolio incurred approximately $50,997 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $244,417,535)	$243,549,602
Cash	24,218,661
Dividends, interest and other receivables	538,824
Receivable from Separate Accounts for Trust shares sold	152,449
Receivable for securities sold	38,848
Other assets	2,273

Total assets	268,500,657

LIABILITIES
Foreign currency overdraft payable	93,569
Payable for securities purchased	2,319,441
Investment management fees payable	194,705
Unrealized depreciation on forward foreign currency contracts	62,316
Payable to Separate Accounts for Trust shares redeemed	60,754
Distribution fees payable - Class IB	50,483
Administrative fees payable	24,389
Distribution fees payable - Class IA	1,375
Trustees’ fees payable	461
Accrued expenses	21,054

Total liabilities	2,828,547

NET ASSETS	$265,672,110

Net assets were comprised of:
Paid in capital	$264,148,437
Accumulated undistributed net investment income (loss)	(174,552)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	2,630,130
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(931,905)

Net assets	$265,672,110

Class IA
Net asset value, offering and redemption price per share, $6,891,833 / 556,439 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.39

Class IB
Net asset value, offering and redemption price per share, $247,838,916 / 20,089,816 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.34

Class K
Net asset value, offering and redemption price per share, $10,941,361 / 882,297 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $48,693 foreign withholding tax)	$1,776,109
Interest	46,712

Total income	1,822,821

EXPENSES
Investment management fees	1,205,011
Distribution fees - Class IB	312,876
Administrative fees	150,964
Professional fees	25,413
Printing and mailing expenses	14,190
Custodian fees	11,437
Distribution fees - Class IA	8,067
Trustees' fees	3,808
Miscellaneous	10,826

Gross expenses	1,742,592
Less: Fees paid indirectly	(29,970)

Net expenses	1,712,622

NET INVESTMENT INCOME (LOSS)	110,199

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	3,559,381
Foreign currency transactions	173,469

Net realized gain (loss)	3,732,850

Change in unrealized appreciation (depreciation) on:
Securities	300,312
Foreign currency translations	(63,609)

Net change in unrealized appreciation (depreciation)	236,703

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,969,553

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,079,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$110,199	$570,668
Net realized gain (loss) on investments and foreign currency transactions	3,732,850	10,813,917
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	236,703	(8,369,546)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,079,752	3,015,039

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(26,630)
Class IB	—	(453,346)
Class K†	—	(47,555)

	—	(527,531)

Distributions from net realized capital gains
Class IA	—	(251,170)
Class IB	—	(9,022,382)
Class K†	—	(365,399)

	—	(9,638,951)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,166,482)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 149,297 and 388,425 shares, respectively ]	1,856,168	4,945,241
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,820 shares, respectively ]	—	277,800
Capital shares repurchased [ (91,973) and (1,000,501) shares, respectively ]	(1,141,993)	(12,581,585	)(z)

Total Class IA transactions	714,175	(7,358,544)

Class IB
Capital shares sold [ 1,861,805 and 6,359,085 shares, respectively ]	23,028,563	80,544,174
Capital shares issued in reinvestment of dividends and distributions [ 0 and 783,467 shares, respectively ]	—	9,475,728
Capital shares repurchased [ (2,071,345) and (4,612,568) shares, respectively ]	(25,606,172)	(58,225,737)

Total Class IB transactions	(2,577,609)	31,794,165

Class K†
Capital shares sold [ 13,856 and 890,224 shares, respectively ]	172,899	11,169,151	(z)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 34,090 shares, respectively ]	—	412,954
Capital shares repurchased [ (31,512) and (24,361) shares, respectively ]	(392,312)	(304,577)

Total Class K transactions	(219,413)	11,277,528

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,082,847)	35,713,149

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,996,905	28,561,706
NET ASSETS:
Beginning of period	263,675,205	235,113,499

End of period (a)	$265,672,110	$263,675,205

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(174,552)	$(284,751)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/GAMCO Mergers and Acquisitions Portfolio exchanged approximately 722,410 Class IA shares for approximately 722,410 Class K shares. This exchange amounted to approximately $9,049,587.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,							June 8, 2007* to December 31, 2007
Class IA			2011		2010		2009		2008
Net asset value, beginning of period	$12.20		$12.51		$11.68		$10.04		$12.22	$13.28

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	0.08	(e)	(0.05	)(e)	(0.02	)(e)	0.08 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.18		0.12		1.20		1.72		(1.73)	(0.48)

Total from investment operations	0.19		0.20		1.15		1.70		(1.65)	(0.39)

Less distributions:
Dividends from net investment income	—		(0.05)		—		—		(0.08)	(0.12)
Distributions from net realized gains	—		(0.46)		(0.32)		(0.06)		(0.45)	(0.55)

Total dividends and distributions	—		(0.51)		(0.32)		(0.06)		(0.53)	(0.67)

Net asset value, end of period	$12.39		$12.20		$12.51		$11.68		$10.04	$12.22

Total return (b)	1.56%		1.67%		9.83%		16.94%		(13.62)%	(2.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,892		$6,088		$13,619		$8,991		$6,549	$10,580
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.29%		1.05%		1.02%		1.06%		1.12%	1.08%
Before fees paid indirectly (a)	1.31%		1.06	%(c)	1.05%		1.08%		1.13%	1.09%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.11%		0.63%		(0.43)%		(0.23)%		0.71%	1.19%
Before fees paid indirectly (a)	0.09%		0.62%		(0.45)%		(0.24)%		0.69%	1.17%
Portfolio turnover rate	140%		268%		326%		206%		231%	268%

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class IB			2011		2010		2009		2008	2007
Net asset value, beginning of period	$12.15		$12.46		$11.66		$10.05		$12.23	$12.45

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.03	(e)	(0.08	)(e)	(0.05	)(e)	0.05 (e)	0.11	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19		0.14		1.20		1.72		(1.72)	0.31

Total from investment operations	0.19		0.17		1.12		1.67		(1.67)	0.42

Less distributions:
Dividends from net investment income	—		(0.02)		—		—		(0.06)	(0.09)
Distributions from net realized gains	—		(0.46)		(0.32)		(0.06)		(0.45)	(0.55)

Total dividends and distributions	—		(0.48)		(0.32)		(0.06)		(0.51)	(0.64)

Net asset value, end of period	$12.34		$12.15		$12.46		$11.66		$10.05	$12.23

Total return (b)	1.56%		1.41%		9.59%		16.63%		(13.83)%	3.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$247,839		$246,611		$221,495		$171,255		$138,558	$165,261
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.29%		1.30%		1.28%		1.31%		1.37%	1.33	%(c)
Before fees paid indirectly (a)	1.31%		1.31%		1.30%		1.33%		1.38%	1.34	%(c)
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.07%		0.21%		(0.69)%		(0.46)%		0.46%	0.86%
Before fees paid indirectly (a)	0.05%		0.20%		(0.71)%		(0.48)%		0.44%	0.83%
Portfolio turnover rate	140%		268%		326%		206%		231%	268%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$12.20	$12.48

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.18	0.20

Total from investment operations	0.20	0.19

Less distributions:
Dividends from net investment income	—	(0.05)
Distributions from net realized gains	—	(0.42)

Total dividends and distributions	—	(0.47)

Net asset value, end of period	$12.40	$12.20

Total return (b)	1.64%	1.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,941	$10,977
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.04%	1.05%
Before fees paid indirectly (a)	1.06%	1.06%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.32%	(0.28)%
Before fees paid indirectly (a)	0.30%	(0.29)%
Portfolio turnover rate	140%	268%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Industrials	24.4%
Consumer Discretionary	22.4
Materials	8.8
Utilities	8.5
Consumer Staples	8.3
Information Technology	7.2
Health Care	5.9
Financials	4.7
Energy	2.7
Telecommunication Services	1.9
Cash and Other	5.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,053.20	$5.63
Hypothetical (5% average return before expenses)	1,000.00	1,019.38	5.54
Class IB
Actual	1,000.00	1,053.10	5.63
Hypothetical (5% average return before expenses)	1,000.00	1,019.38	5.54
Class K
Actual	1,000.00	1,054.30	4.36
Hypothetical (5% average return before expenses)	1,000.00	1,020.62	4.29

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (22.4%)
Auto Components (3.6%)
BorgWarner, Inc.*	183,000	$12,002,970
Brembo S.p.A.	350,000	3,484,927
Dana Holding Corp.	930,000	11,913,300
Federal-Mogul Corp.*	405,185	4,457,035
Gentex Corp.	53,000	1,106,110
Modine Manufacturing Co.*	740,000	5,128,200
SORL Auto Parts, Inc.*	79,096	190,622
Spartan Motors, Inc.	290,000	1,519,600
Standard Motor Products, Inc.	621,000	8,743,680
Stoneridge, Inc.*	325,000	2,213,250
Strattec Security Corp.	136,000	2,861,440
Superior Industries International, Inc.	515,035	8,431,123
Tenneco, Inc.*	540,000	14,482,800

		76,535,057

Automobiles (0.0%)
Thor Industries, Inc.	4,000	109,640
Winnebago Industries, Inc.*	82,000	835,580

		945,220

Diversified Consumer Services (0.8%)
Ascent Capital Group, Inc., Class A*	110,077	5,696,485
Cambium Learning Group, Inc.*	417,470	396,596
Corinthian Colleges, Inc.*	612,000	1,768,680
Matthews International Corp., Class A	20,000	649,800
Regis Corp.	32,000	574,720
Stewart Enterprises, Inc., Class A	282,000	2,013,480
Universal Technical Institute, Inc.	390,000	5,268,900

		16,368,661

Hotels, Restaurants & Leisure (6.0%)
Biglari Holdings, Inc.*	36,092	13,945,588
Boyd Gaming Corp.*	1,230,018	8,856,129
Canterbury Park Holding Corp.‡	217,007	2,413,118
Cheesecake Factory, Inc.*	512,000	16,363,520
Churchill Downs, Inc.	262,000	15,402,980
Cracker Barrel Old Country Store, Inc. .	7,587	476,464
Denny’s Corp.*	451,157	2,003,137
Dover Downs Gaming & Entertainment, Inc	100,000	301,000
Dover Motorsports, Inc.*	500,000	650,000
Dunkin’ Brands Group, Inc.	2,500	85,850
Gaylord Entertainment Co.*	600,000	23,136,000
International Speedway Corp., Class A .	70,000	1,832,600
Krispy Kreme Doughnuts, Inc.*	218,000	1,393,020
Lakes Entertainment, Inc.*	77,000	223,300
Las Vegas Sands Corp.	262,000	11,394,380
Marcus Corp.	465,000	6,398,400
Morgans Hotel Group Co.*	190,000	893,000
Nathan’s Famous, Inc.*	125,000	3,687,500

Orient-Express Hotels Ltd., Class A*	310,000	$2,594,700
Peet’s Coffee & Tea, Inc.*	109,000	6,544,360
Penn National Gaming, Inc.*	100,000	4,459,000
Pinnacle Entertainment, Inc.*	320,005	3,078,448
Speedway Motorsports, Inc.	50,000	845,500
Wendy's Co.	110,000	519,200

		127,497,194

Household Durables (0.7%)
Cavco Industries, Inc.*	110,000	5,640,800
Harman International Industries, Inc.	158,000	6,256,800
Lennar Corp., Class A	10,000	309,100
Nobility Homes, Inc.*	77,000	438,130
NVR, Inc.*	200	170,000
Skyline Corp.	216,000	1,097,280
SodaStream International Ltd.*	5,500	225,335
Toll Brothers, Inc.*	3,000	89,190

		14,226,635

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*.	600,000	2,094,000
Nutrisystem, Inc.	104,000	1,202,240

		3,296,240

Leisure Equipment & Products (0.3%)
Brunswick Corp.	60,000	1,333,200
Marine Products Corp.	310,008	1,884,849
Polaris Industries, Inc.	9,000	643,320
Universal Entertainment Corp.	90,000	1,867,887

		5,729,256

Media (4.9%)
Acme Communications, Inc.	305,000	179,950
AMC Networks, Inc., Class A*	80,000	2,844,000
Arbitron, Inc.	63,000	2,205,000
Beasley Broadcasting Group, Inc., Class A*‡	519,894	3,062,176
Belo Corp., Class A	205,000	1,320,200
Cablevision Systems Corp. - New York Group, Class A	310,000	4,119,900
Carmike Cinemas, Inc.*	84,000	1,230,600
Clear Channel Outdoor Holdings, Inc., Class A*	274,071	1,649,907
Crown Media Holdings, Inc., Class A* .	96,000	168,000
Cumulus Media, Inc., Class A*	5	15
Discovery Communications, Inc., Class A*	12,000	648,000
Discovery Communications, Inc., Class C*	12,000	601,080
DISH Network Corp., Class A	20,000	571,000
Emmis Communications Corp., Class A*	90,000	165,600
EW Scripps Co., Class A*	365,000	3,507,650
Fisher Communications, Inc.*	336,000	10,049,760
Global Sources Ltd.*	311,000	2,052,600
Gray Television, Inc.*	780,000	1,146,600
Grupo Televisa S.A.B. (ADR)	110,000	2,362,800
Il Sole 24 Ore S.p.A.*	730,000	484,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Imax Corp.*	40,000	$961,200
Interpublic Group of Cos., Inc.	900,000	9,765,000
Journal Communications, Inc., Class A*	1,200,078	6,192,403
LIN TV Corp., Class A*	460,000	1,389,200
Live Nation Entertainment, Inc.*	1,195,033	10,970,403
Madison Square Garden Co., Class A* .	585,000	21,902,400
Martha Stewart Living Omnimedia, Inc., Class A	255,000	867,000
MDC Partners, Inc., Class A	7,000	79,380
Media General, Inc., Class A*	1,040,000	4,794,400
Meredith Corp.	60,000	1,916,400
Salem Communications Corp., Class A .	655,001	3,582,855
Sinclair Broadcast Group, Inc., Class A .	194,000	1,757,640
World Wrestling Entertainment, Inc., Class A	5,000	39,100

		102,586,357

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	582,000	4,545,420

Specialty Retail (5.5%)
Aaron’s, Inc.	210,550	5,960,670
AutoNation, Inc.*	540,000	19,051,200
Barnes & Noble, Inc.*	41,000	674,860
Bed Bath & Beyond, Inc.*	99,000	6,118,200
Big 5 Sporting Goods Corp.	215,035	1,625,665
Bowlin Travel Centers, Inc.*	76,000	91,960
Coldwater Creek, Inc.*	450,000	245,700
Collective Brands, Inc.*	200,000	4,284,000
Monro Muffler Brake, Inc.	65,000	2,160,600
Orchard Supply Hardware Stores Corp., Class A*	2,000	33,260
O'Reilly Automotive, Inc.*	292,500	24,502,725
Penske Automotive Group, Inc.	490,000	10,407,600
PEP Boys-Manny, Moe & Jack	586,034	5,801,737
Pier 1 Imports, Inc.	381,000	6,259,830
Sally Beauty Holdings, Inc.*	520,000	13,384,800
Teavana Holdings, Inc.*	5,000	67,650
Tractor Supply Co.	191,000	15,864,460

		116,534,917

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.*	105,000	2,911,650
Movado Group, Inc.	68,000	1,701,360
Wolverine World Wide, Inc.	25,000	969,500

		5,582,510

Total Consumer Discretionary		473,847,467

Consumer Staples (8.3%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	77,000	9,317,000
Brown-Forman Corp., Class A	30,000	2,850,000
Brown-Forman Corp., Class B	3,025	292,971
Davide Campari-Milano S.p.A.	335,000	2,333,014

		14,792,985

Food & Staples Retailing (1.9%)
Casey’s General Stores, Inc.	286,000	$16,871,140
Ingles Markets, Inc., Class A‡	715,000	11,461,450
United Natural Foods, Inc.*	93,000	5,101,980
Village Super Market, Inc., Class A	99,087	3,228,255
Weis Markets, Inc.	67,000	2,982,840

		39,645,665

Food Products (3.5%)
Annie’s, Inc.*	400	16,744
Bull-Dog Sauce Co., Ltd.	40,000	80,175
Dean Foods Co.*	62,000	1,055,860
Diamond Foods, Inc.	141,000	2,515,440
Flowers Foods, Inc.	44,000	1,022,120
Griffin Land & Nurseries, Inc.‡	300,022	8,397,616
Hain Celestial Group, Inc.*	230,000	12,659,200
Ingredion, Inc.	120,000	5,942,400
J&J Snack Foods Corp.	50,000	2,955,000
John B. Sanfilippo & Son, Inc.*	20,000	357,000
Lifeway Foods, Inc.	246,000	2,551,020
Post Holdings, Inc.*	73,000	2,244,750
Ralcorp Holdings, Inc.*	54,000	3,603,960
Rock Field Co., Ltd.	200,000	3,774,873
Smart Balance, Inc.*	555,086	5,212,257
Snyders-Lance, Inc.	490,033	12,363,533
Tootsie Roll Industries, Inc.	390,051	9,306,617

		74,058,565

Household Products (1.0%)
Church & Dwight Co., Inc.	80,000	4,437,600
Energizer Holdings, Inc.*	56,000	4,214,000
Katy Industries, Inc.*‡†	480,000	312,000
Oil-Dri Corp. of America‡	450,658	9,869,410
WD-40 Co.	45,000	2,241,450

		21,074,460

Personal Products (1.2%)
Elizabeth Arden, Inc.*	16,000	620,960
Revlon, Inc., Class A*	22,000	313,060
Schiff Nutrition International, Inc.*‡	1,280,000	22,976,000
United-Guardian, Inc.	152,200	2,820,266

		26,730,286

Total Consumer Staples		176,301,961

Energy (2.7%)
Energy Equipment & Services (2.7%)
Key Energy Services, Inc.*	90,000	684,000
Lufkin Industries, Inc.	238,000	12,928,160
Oceaneering International, Inc.	120,000	5,743,200
Rowan Cos., plc, Class A*	215,000	6,950,950
RPC, Inc.	2,490,000	29,606,100
Union Drilling, Inc.*	109,000	488,320

		56,400,730

Oil, Gas & Consumable Fuels (0.0%)
Black Ridge Oil and Gas, Inc.*	45,503	21,842
Clean Energy Fuels Corp.*	6,000	93,000
Genesis Energy LP	24,200	703,494

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Voyager Oil & Gas, Inc.*	45,503	$80,085

		898,421

Total Energy		57,299,151

Financials (4.7%)
Capital Markets (3.0%)
Artio Global Investors, Inc.	130,000	455,000
BKF Capital Group, Inc.*	51,800	51,800
Calamos Asset Management, Inc., Class A	110,000	1,259,500
Charles Schwab Corp.	225,000	2,909,250
Cohen & Steers, Inc.	352,021	12,148,245
Duff & Phelps Corp., Class A	85,000	1,232,500
Epoch Holding Corp.	470,000	10,706,600
GAM Holding AG*	270,000	3,005,869
Investment Technology Group, Inc.*	16,000	147,200
Janus Capital Group, Inc.	1,195,031	9,345,142
KBW, Inc.	303,000	4,984,350
KKR & Co. (Guernsey) LP	150,000	1,933,500
Legg Mason, Inc.	30,000	791,100
Medallion Financial Corp.	80,000	849,600
Pzena Investment Management, Inc., Class A	10,000	44,300
SWS Group, Inc.*	425,028	2,265,399
Waddell & Reed Financial, Inc., Class A	359,000	10,870,520

		62,999,875

Commercial Banks (0.9%)
BBCN Bancorp, Inc.*	575,000	6,261,750
Fidelity Southern Corp.	27,912	241,160
First Niagara Financial Group, Inc.	900,000	6,885,000
Hudson Valley Holding Corp.	122,000	2,208,200
Sterling Bancorp/New York	300,000	2,994,000

		18,590,110

Consumer Finance (0.2%)
Discover Financial Services	120,000	4,149,600

Insurance (0.2%)
Alleghany Corp.*	3,395	1,153,451
Argo Group International Holdings Ltd	76,000	2,224,520

		3,377,971

Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	3,700	422,947

Real Estate Management & Development (0.2%)
Capital Properties, Inc., Class A	15,060	150,600
Capital Properties, Inc., Class B†(b)	7,800	78,000
St. Joe Co.*	221,000	3,494,010
Tejon Ranch Co.*	41,000	1,173,420

		4,896,030

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	12,500	148,500
Crazy Woman Creek Bancorp, Inc.*	15,500	109,275

Flushing Financial Corp.	312,517	$4,259,607

		4,517,382

Total Financials		98,953,915

Health Care (5.8%)
Biotechnology (0.5%)
Cepheid, Inc.*	212,000	9,487,000

Health Care Equipment & Supplies (3.3%)
Alere, Inc.*	10,000	194,400
Align Technology, Inc.*	47,000	1,572,620
AngioDynamics, Inc.*	135,000	1,621,350
ArthroCare Corp.*	169,000	4,948,320
Biolase, Inc.*	143,356	279,545
Cantel Medical Corp.	115,091	3,136,230
CONMED Corp.	80,000	2,213,600
Cooper Cos., Inc.	65,000	5,184,400
Cutera, Inc.*	536,085	3,857,131
Cynosure, Inc., Class A*	24,000	507,600
DENTSPLY International, Inc.	6,000	226,860
DexCom, Inc.*	55,000	712,800
DGT Holdings Corp.*	11,800	129,800
Exactech, Inc.*	215,018	3,605,852
Greatbatch, Inc.*	168,000	3,815,280
ICU Medical, Inc.*	18,833	1,005,305
IRIS International, Inc.*	430,000	4,859,000
MAKO Surgical Corp.*	67,000	1,715,870
Meridian Bioscience, Inc.	40,000	818,400
Neogen Corp.*	11,000	508,200
NuVasive, Inc.*	17,000	431,120
Orthofix International N.V.*	56,000	2,310,000
Palomar Medical Technologies, Inc.*	190,000	1,615,000
Quidel Corp.*	528,091	8,280,467
Rochester Medical Corp.*	156,000	1,678,560
RTI Biologics, Inc.*	14,000	52,640
STERIS Corp.	55,000	1,725,350
SurModics, Inc.*	164,000	2,837,200
Syneron Medical Ltd.*	30,000	311,400
Vascular Solutions, Inc.*	230,000	2,888,800
Wright Medical Group, Inc.*	210,000	4,483,500
Young Innovations, Inc.	59,000	2,034,910

		69,561,510

Health Care Providers & Services (1.5%)
Bio-Reference Labs, Inc.*	28,000	735,840
Chemed Corp.	273,000	16,500,120
Gentiva Health Services, Inc.*	620,000	4,296,600
Henry Schein, Inc.*	10,000	784,900
Metropolitan Health Networks, Inc.*	3,000	28,710
MWI Veterinary Supply, Inc.*	30,000	3,083,100
Owens & Minor, Inc.	125,000	3,828,750
Patterson Cos., Inc.	55,000	1,895,850
PSS World Medical, Inc.*	58,000	1,217,420
Sun Healthcare Group, Inc.*	2,000	16,740

		32,388,030

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	19,500	1,950,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Life Technologies Corp.*	20,000	$899,800

		2,849,995

Pharmaceuticals (0.4%)
Allergan, Inc.	33,000	3,054,810
Heska Corp.	23,035	255,689
Pain Therapeutics, Inc.*	535,000	2,509,150
Par Pharmaceutical Cos., Inc.*	66,000	2,385,240

		8,204,889

Total Health Care		122,491,424

Industrials (24.4%)
Aerospace & Defense (3.1%)
AAR Corp.	75,000	1,011,000
Astronics Corp.*	10,000	282,400
Astronics Corp., Class B*	3,600	95,472
Curtiss-Wright Corp.	858,000	26,640,900
Ducommun, Inc.*	63,049	618,511
Exelis, Inc.	15,000	147,900
GenCorp, Inc.*	1,110,451	7,229,036
HEICO Corp.	50,000	1,976,000
Innovative Solutions & Support, Inc.*	80,000	263,200
Moog, Inc., Class A*	60,000	2,481,000
Moog, Inc., Class B*	30,900	1,276,170
Precision Castparts Corp.	101,500	16,695,735
Textron, Inc.	287,000	7,137,690

		65,855,014

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.*	480,000	9,134,400

Building Products (0.6%)
A.O. Smith Corp.	20,000	977,800
Fortune Brands Home & Security, Inc.*	20,000	445,400
Griffon Corp.	1,265,000	10,853,700
Nortek, Inc.*	7,000	350,280

		12,627,180

Commercial Services & Supplies (2.8%)
ACCO Brands Corp.*	185,000	1,912,900
Brink’s Co.	449,964	10,430,165
Casella Waste Systems, Inc., Class A*	170,081	994,974
Covanta Holding Corp.	220,000	3,773,000
Garda World Security Corp., Class A*	210,000	1,722,326
KAR Auction Services, Inc.*	500,000	8,595,000
Loomis AB, Class B	345,000	4,259,983
McGrath RentCorp	24,000	636,000
Republic Services, Inc.	390,000	10,319,400
Rollins, Inc.	652,500	14,596,425
Waste Connections, Inc.	22,500	673,200

		57,913,373

Construction & Engineering (0.6%)
Aegion Corp.*	80,000	1,431,200
Furmanite Corp.*	550,000	2,673,000
Layne Christensen Co.*	445,000	9,207,050

		13,311,250

Electrical Equipment (2.5%)
AMETEK, Inc.	266,000	$13,276,060
AZZ, Inc.	5,000	306,300
Belden, Inc.	42,000	1,400,700
Franklin Electric Co., Inc.	130,000	6,646,900
Global Power Equipment Group, Inc.	14,000	305,760
GrafTech International Ltd.*	1,560,000	15,054,000
Magnetek, Inc.*	82,000	1,266,080
Rockwell Automation, Inc.	112,000	7,398,720
Roper Industries, Inc.	40,000	3,943,200
SL Industries, Inc.*	220,000	2,901,800

		52,499,520

Industrial Conglomerates (0.7%)
Raven Industries, Inc.	26,000	1,809,340
Standex International Corp.	132,000	5,619,240
Tyco International Ltd.	133,000	7,029,050

		14,457,630

Machinery (10.0%)
Albany International Corp., Class A	54,000	1,010,340
American Railcar Industries, Inc.*	20,000	542,000
Ampco-Pittsburgh Corp.	322,000	5,902,260
Astec Industries, Inc.*	127,000	3,896,360
CIRCOR International, Inc.	524,400	17,876,796
CLARCOR, Inc.	360,000	17,337,600
CNH Global N.V.*	717,000	27,862,620
Columbus McKinnon Corp.*	7,000	105,630
Crane Co.	606,500	22,064,470
Donaldson Co., Inc.	224,000	7,474,880
Eastern Co.	23,000	371,450
Federal Signal Corp.*	80,000	467,200
Flowserve Corp.	34,000	3,901,500
Gorman-Rupp Co.	239,738	7,144,192
Graco, Inc.	152,000	7,004,160
Greenbrier Cos., Inc.*	115,000	2,021,700
IDEX Corp.	153,000	5,963,940
Interpump Group S.p.A.	350,000	2,666,493
Kaydon Corp.	54,000	1,155,060
Kennametal, Inc.	49,500	1,640,925
Key Technology, Inc.*	55,000	550,000
L.S. Starrett Co., Class A	216,058	2,499,791
Lincoln Electric Holdings, Inc.	116,000	5,079,640
Lindsay Corp.	77,000	4,997,300
Lydall, Inc.*	42,000	567,840
Met-Pro Corp.	119,000	1,095,990
Middleby Corp.*	1,000	99,610
Mueller Industries, Inc.	8,800	374,792
Mueller Water Products, Inc., Class A	150,000	519,000
Navistar International Corp.*	363,779	10,320,410
Nordson Corp.	40,000	2,051,600
Robbins & Myers, Inc.	198,000	8,280,360
Tennant Co.	330,000	13,183,500
Terex Corp.*	106,000	1,889,980
Toro Co.	12,500	916,125
Trinity Industries, Inc.	84,000	2,098,320
Twin Disc, Inc.	70,000	1,294,300
Valmont Industries, Inc.	10,000	1,209,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Watts Water Technologies, Inc., Class A	378,594	$12,622,324
Woodward, Inc.	97,000	3,825,680

		209,885,838

Road & Rail (0.1%)
Providence and Worcester Railroad Co. .	142,072	1,916,551
RailAmerica, Inc.*	44,000	1,064,800

		2,981,351

Trading Companies & Distributors (3.2%)
GATX Corp.	851,025	32,764,462
Kaman Corp.	748,072	23,145,348
National Patent Development Corp.*	262,000	759,800
Rush Enterprises, Inc., Class B*	519,021	6,965,262
United Rentals, Inc.*	80,000	2,723,200

		66,358,072

Transportation Infrastructure (0.4%)
BBA Aviation plc	1,850,102	5,916,810
Macquarie Infrastructure Co. LLC	100,000	3,329,000

		9,245,810

Total Industrials		514,269,438

Information Technology (7.2%)
Communications Equipment (0.4%)
Bel Fuse, Inc., Class A	92,000	1,666,120
Communications Systems, Inc.	140,000	1,563,800
EchoStar Corp., Class A*	30,000	792,600
Emulex Corp.*	41,000	295,200
Loral Space & Communications, Inc.	18,000	1,212,300
Plantronics, Inc.	45,000	1,503,000
Riverbed Technology, Inc.*	13,000	209,950
Sycamore Networks, Inc.*	102,000	1,481,040

		8,724,010

Computers & Peripherals (2.4%)
Diebold, Inc.	588,000	21,703,080
Intermec, Inc.*	1,420,000	8,804,000
NCR Corp.*	380,000	8,637,400
Quantum Corp.*	85,000	172,550
Steel Excel, Inc.*	225,000	6,108,750
Stratasys, Inc.*	72,500	3,592,375
TransAct Technologies, Inc.*	97,000	747,870

		49,766,025

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.	6,000	318,300
Badger Meter, Inc.	57,000	2,140,350
CTS Corp.	942,301	8,876,475
Daktronics, Inc.	94,000	649,540
Itron, Inc.*	65,000	2,680,600
Kemet Corp.*	60,000	360,600
Littelfuse, Inc.	125,000	7,111,250
Mercury Computer Systems, Inc.*	35,000	452,550
Methode Electronics, Inc.	200,000	1,702,000

MOCON, Inc.	8,000	$123,200
Park Electrochemical Corp.	575,000	14,881,000
Rofin-Sinar Technologies, Inc.*	90,000	1,703,700
Trans-Lux Corp.*	75,300	34,638
Zygo Corp.*	326,000	5,822,360

		46,856,563

Internet Software & Services (0.5%)
AOL, Inc.*	17,000	477,360
EarthLink, Inc.	385,000	2,864,400
Internap Network Services Corp.*	330,010	2,148,365
Stamps.com, Inc.*	82,000	2,022,940
ValueClick, Inc.*	195,000	3,196,050

		10,709,115

IT Services (0.2%)
Edgewater Technology, Inc.*‡	707,036	2,750,369
ModusLink Global Solutions, Inc.*	135,000	403,651

		3,154,020

Office Electronics (0.3%)
Zebra Technologies Corp., Class A*	197,000	6,768,920

Semiconductors & Semiconductor Equipment (0.4%)
Cypress Semiconductor Corp.*	381,000	5,036,820
MoSys, Inc.*	10,000	32,400
Sevcon, Inc.*‡	508,839	3,297,277

		8,366,497

Software (0.8%)
FalconStor Software, Inc.*	348,000	908,280
GSE Systems, Inc.*	30,000	69,000
Guidance Software, Inc.*	15,000	142,650
Mentor Graphics Corp.*	110,000	1,650,000
Take-Two Interactive Software, Inc.*	410,000	3,878,600
TiVo, Inc.*	415,000	3,432,050
Tyler Technologies, Inc.*	174,951	7,059,273

		17,139,853

Total Information Technology		151,485,003

Materials (8.8%)
Chemicals (5.8%)
A. Schulman, Inc.	25,000	496,250
Airgas, Inc.	2,000	168,020
Albemarle Corp.	25,000	1,491,000
Ashland, Inc.	118,000	8,178,580
Chemtura Corp.*	610,000	8,845,000
Core Molding Technologies, Inc.*	312,500	2,575,000
Cytec Industries, Inc.	6,000	351,840
Ferro Corp.*	2,335,000	11,208,000
FMC Corp.	20,000	1,069,600
Georgia Gulf Corp.	22,000	564,740
H.B. Fuller Co.	335,000	10,284,500
Hawkins, Inc.	20,000	763,600
Huntsman Corp.	540,985	7,000,346
Material Sciences Corp.*	16,000	131,200
Minerals Technologies, Inc.	7,000	446,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

NewMarket Corp.	73,500	$15,920,100
Olin Corp.	130,000	2,715,700
Omnova Solutions, Inc.*	705,000	5,315,700
Penford Corp.*	17,000	152,150
Quaker Chemical Corp.	5,000	231,050
Rockwood Holdings, Inc.	100,000	4,435,000
Scotts Miracle-Gro Co., Class A	83,000	3,412,960
Sensient Technologies Corp.	310,000	11,386,300
Tredegar Corp.	955,026	13,905,178
Zep, Inc.	827,000	11,354,710

		122,402,984

Construction Materials (0.2%)
Texas Industries, Inc.	124,500	4,856,745

Containers & Packaging (1.5%)
Greif, Inc., Class A	144,000	5,904,000
Greif, Inc., Class B	1,000	44,970
Myers Industries, Inc.	1,278,075	21,931,767
Sonoco Products Co.	151,000	4,552,650

		32,433,387

Metals & Mining (1.0%)
Barrick Gold Corp.	20,000	751,400
Century Aluminum Co.*	90,000	659,700
Handy & Harman Ltd.*	318,000	4,286,640
Haynes International, Inc.	12,000	611,280
Kinross Gold Corp.	20,000	163,000
Lynas Corp., Ltd.*	250,000	221,043
Materion Corp.	480,900	11,075,127
Molycorp, Inc.*	101,000	2,176,550

		19,944,740

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.*	560,000	6,092,800
Schweitzer-Mauduit International, Inc. .	3,000	204,420

		6,297,220

Total Materials		185,935,076

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.2%)
AboveNet, Inc.*	64,000	5,376,000
Cincinnati Bell, Inc.*	4,260,319	15,848,387
HickoryTech Corp.	56,000	622,160
New Ulm Telecom, Inc.	33,000	206,250
Verizon Communications, Inc.	80,000	3,555,200

		25,607,997

Wireless Telecommunication Services (0.7%)
Rogers Communications, Inc., Class B .	200,000	7,242,000
Shenandoah Telecommunications Co.	14,000	190,540
U.S. Cellular Corp.*	100,000	3,862,000
VimpelCom Ltd. (ADR)	305,000	2,473,550

		13,768,090

Total Telecommunication Services		39,376,087

Utilities (8.5%)
Electric Utilities (3.8%)
El Paso Electric Co.	734,000	$24,339,440
FirstEnergy Corp.	10,000	491,900
Great Plains Energy, Inc.	500,000	10,705,000
Otter Tail Corp.	285,000	6,517,950
PNM Resources, Inc.	1,300,000	25,402,000
UNS Energy Corp.	140,000	5,377,400
Westar Energy, Inc.	280,000	8,386,000

		81,219,690

Gas Utilities (2.0%)
Chesapeake Utilities Corp.	8,000	349,760
National Fuel Gas Co.	179,000	8,409,420
ONEOK, Inc.	172,000	7,277,320
Southwest Gas Corp.	590,000	25,753,500

		41,790,000

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	240,000	3,079,200
Ormat Technologies, Inc.	86,000	1,839,540

		4,918,740

Multi-Utilities (2.2%)
Black Hills Corp.	415,000	13,350,550
CH Energy Group, Inc.	264,000	17,342,160
NorthWestern Corp.	400,000	14,680,000

		45,372,710

Water Utilities (0.3%)
Cadiz, Inc.*	4,000	28,840
SJW Corp.	186,016	4,466,244
York Water Co.	54,000	966,060

		5,461,144

Total Utilities		178,762,284

Total Common Stocks (94.7%) (Cost $1,524,576,302)		1,998,721,806

PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc.
12.750%	1,000	5,550

Total Preferred Stocks (0.0%) (Cost $6,528)		5,550

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Sanofi S.A., expiring 12/31/20*	870,000	1,226,700

Total Health Care		1,226,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Rights	Value (Note 1)

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49†(b)	490,000	$4,900

Total Information Technology		4,900

Total Rights (0.1%) (Cost $1,897,743)		1,231,600

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 12/27/14*	4,531	227

Media (0.0%)
SearchMedia Holdings Ltd., expiring 11/19/12*	100,000	9,200

Specialty Retail (0.0%)
Talbots, Inc., expiring 4/6/15*	300,000	870

Total Warrants (0.0%) (Cost $1,163,514)		10,297

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Government Securities (4.0%)
U.S. Treasury Bills
0.05%, 8/9/12 (p)	$35,000,000	$34,997,935
0.12%, 11/15/12 (p)	30,000,000	29,986,692
0.16%, 12/27/12 (p)	20,000,000	19,984,186

Total Government Securities (Cost $84,964,740)		84,968,813

Total Investments (98.8%) (Cost $1,612,608,827)		2,084,938,066
Other Assets Less Liabilities (1.2%)		26,221,617

Net Assets (100%)		$2,111,159,683

*	Non-income producing.
†	Securities (totaling $394,900 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$1,611,600	$—	$—	$3,062,176	$—	$—
Canterbury Park Holding Corp.	2,875,053	10,353	—	2,413,118	—	—
Edgewater Technology, Inc.	1,897,679	65,148	—	2,750,369	—	—
Griffin Land & Nurseries, Inc.	7,938,582	—	—	8,397,616	—	—
Ingles Markets, Inc., Class A	10,617,300	166,143	—	11,461,450	232,650	—
Katy Industries, Inc.	90,230	—	7,494	312,000	—	(2,696)
Oil-Dri Corp. of America	8,990,669	134,057	—	9,869,410	152,544	—
Schiff Nutrition International, Inc.	13,696,000	—	—	22,976,000	—	—
Sevcon, Inc.	2,340,000	55,203	—	3,297,277	—	—
Sonesta International Hotels Corp., Class A*	10,923,060	—	9,469,767	—	—	1,560,033

	$60,980,173	$430,904	$9,477,261	$64,539,416	$385,194	$1,557,337

*	Not affiliated as of June 30, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$462,464,047	$11,383,420	$—	$473,847,467
Consumer Staples	169,801,899	6,188,062	312,000	176,301,961
Energy	57,299,151	—	—	57,299,151
Financials	95,558,371	3,317,544	78,000	98,953,915
Health Care	122,361,624	129,800	—	122,491,424
Industrials	490,589,457	23,679,981	—	514,269,438
Information Technology	146,363,768	5,121,235	—	151,485,003
Materials	185,714,033	221,043	—	185,935,076
Telecommunication Services	39,169,837	206,250	—	39,376,087
Utilities	178,762,284	—	—	178,762,284
Preferred Stocks
Consumer Staples	—	5,550	—	5,550
Rights
Health Care	1,226,700	—	—	1,226,700
Information Technology	—	—	4,900	4,900
Short-Term Investments	—	84,968,813	—	84,968,813
Warrants
Consumer Discretionary	870	9,427	—	10,297

Total Assets	$1,949,312,041	$135,231,125	$394,900	$2,084,938,066

Total Liabilities	$—	$—	$—	$—

Total	$1,949,312,041	$135,231,125	$394,900	$2,084,938,066

(a) Securities with a market value of $3,608,676 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b) Securities with a market value of $5,669,931 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Staples	Investments in Common Stocks- Financials	Investments in Rights- Information Technology

Balance as of 12/31/11	$—	$62,166	$4,900
Total gains or losses (realized/unrealized) included in earnings	226,568	15,834	—
Purchases	—	—	—
Sales	(4,798)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	90,230	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$312,000	$78,000	$4,900

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$222,009	$15,834	$—

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$93,596,577
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$126,527,756

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$627,151,910
Aggregate gross unrealized depreciation	(169,540,336)

Net unrealized appreciation	$457,611,574

Federal income tax cost of investments	$1,627,326,492

For the six months ended June 30, 2012, the Portfolio incurred approximately $118,780 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $47,856,936)	$64,539,416
Unaffiliated Issuers (Cost $1,564,751,891)	2,020,398,650
Cash	26,770,996
Foreign cash (Cost $148,523)	142,233
Dividends, interest and other receivables	1,318,584
Receivable from Separate Accounts for Trust shares sold	881,906
Receivable for securities sold	56,423
Other assets	17,986

Total assets	2,114,126,194

LIABILITIES
Investment management fees payable	1,230,034
Payable to Separate Accounts for Trust shares redeemed	1,119,494
Distribution fees payable - Class IB	314,168
Administrative fees payable	173,459
Payable for securities purchased	80,709
Distribution fees payable - Class IA	11,202
Trustees’ fees payable	44
Accrued expenses	37,401

Total liabilities	2,966,511

NET ASSETS	$2,111,159,683

Net assets were comprised of:
Paid in capital	$1,613,337,193
Accumulated undistributed net investment income (loss)	5,090,063
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	20,407,152
Net unrealized appreciation (depreciation) on investments and foreign currency translations	472,325,275

Net assets	$2,111,159,683

Class IA
Net asset value, offering and redemption price per share, $56,963,423 / 1,453,680 shares outstanding (unlimited amount authorized: $0.01 par value)	$39.19

Class IB
Net asset value, offering and redemption price per share, $1,573,616,419 / 40,098,145 shares outstanding (unlimited amount authorized: $0.01 par value)	$39.24

Class K
Net asset value, offering and redemption price per share, $480,579,841 / 12,249,091 shares outstanding (unlimited amount authorized: $0.01 par value)	$39.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends ($385,194 of dividend income received from affiliates) (net of $65,404 foreign withholding tax)	$14,261,812
Interest	37,620

Total income	14,299,432

EXPENSES
Investment management fees	7,711,538
Distribution fees - Class IB	2,005,967
Administrative fees	1,091,001
Printing and mailing expenses	111,897
Distribution fees - Class IA	93,977
Professional fees	44,087
Trustees’ fees	29,817
Custodian fees	28,095
Miscellaneous	24,904

Gross expenses	11,141,283
Less: Fees paid indirectly	(44,284)

Net expenses	11,096,999

NET INVESTMENT INCOME (LOSS)	3,202,433

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($1,557,337 of realized gain (loss) from affiliates)	30,947,734
Foreign currency transactions	(7,659)

Net realized gain (loss)	30,940,075

Change in unrealized appreciation (depreciation) on:
Securities ($12,567,602 of change in unrealized appreciation (depreciation) from affiliates)	70,869,592
Foreign currency translations	(3,318)

Net change in unrealized appreciation (depreciation)	70,866,274

NET REALIZED AND UNREALIZED GAIN (LOSS)	101,806,349

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,008,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,202,433	$3,055,504
Net realized gain (loss) on investments and foreign currency transactions	30,940,075	65,670,406
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	70,866,274	(143,451,227)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	105,008,782	(74,725,317)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(239,883)
Class IB	—	(1,153,914)
Class K†	—	(1,259,072)

	—	(2,652,869)

Distributions from net realized capital gains
Class IA	—	(833,372)
Class IB	—	(16,647,617)
Class K†	—	(4,374,117)

	—	(21,855,106)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(24,507,975)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 457,812 and 2,687,839 shares, respectively ]	18,287,346	104,874,056
Capital shares issued in reinvestment of dividends and distributions [ 0 and 29,730 shares, respectively ]	—	1,073,255
Capital shares repurchased [ (1,054,099) and (12,021,317) shares, respectively ]	(42,693,370)	(431,586,799	)(z)

Total Class IA transactions	(24,406,024)	(325,639,488)

Class IB
Capital shares sold [ 2,336,356 and 6,004,098 shares, respectively ]	93,619,753	233,793,598
Capital shares issued in reinvestment of dividends and distributions [ 0 and 492,329 shares, respectively ]	—	17,801,531
Capital shares repurchased [ (2,807,144) and (7,255,502) shares, respectively ]	(111,540,172)	(279,244,245)

Total Class IB transactions	(17,920,419)	(27,649,116)

Class K†
Capital shares sold [ 2,198,345 and 10,863,905 shares, respectively ]	87,645,251	386,086,061	(z)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 156,045 shares, respectively ]	—	5,633,189
Capital shares repurchased [ (605,454) and (363,750) shares, respectively ]	(23,978,279)	(13,171,364)

Total Class K transactions	63,666,972	378,547,886

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	21,340,529	25,259,282

TOTAL INCREASE (DECREASE) IN NET ASSETS	126,349,311	(73,974,010)
NET ASSETS:
Beginning of period	1,984,810,372	2,058,784,382

End of period (a)	$2,111,159,683	$1,984,810,372

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,090,063	$1,887,630

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/GAMCO Small Company Value Portfolio exchanged approximately 9,916,504 Class IA shares for approximately 9,916,504 Class K shares. This exchange amounted to approximately $349,993,466.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,				July 13, 2007* to December 31, 2007
Class IA		2011	2010	2009	2008
Net asset value, beginning of period	$37.21	$39.03	$29.52	$20.95	$31.54	$35.40

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.17 (e)	0.15 (e)	0.23 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.93	(1.38)	9.55	8.60	(9.70)	(2.61)

Total from investment operations	1.98	(1.28)	9.72	8.75	(9.47)	(2.47)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.21)	(0.18)	(0.20)	(0.22)
Distributions from net realized gains	—	(0.42)	—	—	(0.92)	(1.17)

Total dividends and distributions	—	(0.54)	(0.21)	(0.18)	(1.12)	(1.39)

Net asset value, end of period	$39.19	$37.21	$39.03	$29.52	$20.95	$31.54

Total return (b)	5.32%	(3.25)%	32.94%	41.77%	(30.49)%	(6.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,963	$76,287	$443,177	$268,186	$450,147	$337,261
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.10%	0.84%	0.85%	0.88%	0.87%	0.85%
Before fees paid indirectly (a)	1.10%	0.85%	0.86%	0.90%	0.89%	0.88%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.23%	0.26%	0.51%	0.66%	0.86%	0.92%
Before fees paid indirectly (a)	0.23%	0.25%	0.51%	0.65%	0.84%	0.89%
Portfolio turnover rate	5%	16%	17%	20%	35%	42%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009		2008	2007
Net asset value, beginning of period	$37.27	$39.09	$29.56	$20.98		$31.59	$30.13

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.03 (e)	0.08 (e)	0.10	(e)	0.16 (e)	0.22	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.92	(1.40)	9.57	8.58		(9.70)	2.55

Total from investment operations	1.97	(1.37)	9.65	8.68		(9.54)	2.77

Less distributions:
Dividends from net investment income	—	(0.03)	(0.12)	(0.10)		(0.15)	(0.14)
Distributions from net realized gains	—	(0.42)	—	—		(0.92)	(1.17)

Total dividends and distributions	—	(0.45)	(0.12)	(0.10)		(1.07)	(1.31)

Net asset value, end of period	$39.24	$37.27	$39.09	$29.56		$20.98	$31.59

Total return (b)	5.31%	(3.48)%	32.64%	41.40%		(30.68)%	9.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,573,616	$1,511,972	$1,615,608	$1,151,915		$752,966	$1,001,617
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.10%	1.09%	1.10%	1.13%		1.12%	1.10	%(c)
Before fees paid indirectly (a)	1.10%	1.10%	1.11%	1.15	%(c)	1.14%	1.13	%(c)
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.25%	0.09%	0.25%	0.42%		0.60%	0.66%
Before fees paid indirectly (a)	0.25%	0.09%	0.24%	0.41%		0.58%	0.64%
Portfolio turnover rate	5%	16%	17%	20%		35%	42%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$37.21	$34.50

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.92	3.17

Total from investment operations	2.02	3.25

Less distributions:
Dividends from net investment income	—	(0.12)
Distributions from net realized gains	—	(0.42)

Total dividends and distributions	—	(0.54)

Net asset value, end of period	$39.23	$37.21

Total return (b)	5.43%	9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$480,580	$396,552
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.85%	0.85%
Before fees paid indirectly (a)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.51%	0.61%
Before fees paid indirectly (a)	0.50%	0.61%
Portfolio turnover rate	5%	16%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GLOBAL BOND PLUS PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2012	% of Net Assets
Government Securities	70.8%
Corporate Bonds	27.7
Cash and Other	1.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,013.90	$4.64
Hypothetical (5% average return before expenses)	1,000.00	1,020.25	4.66
Class IB
Actual	1,000.00	1,014.00	5.05
Hypothetical (5% average return before expenses)	1,000.00	1,019.85	5.06
Class K
Actual	1,000.00	1,013.90	3.82
Hypothetical (5% average return before expenses)	1,000.00	1,021.07	3.83

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.93%, 1.01% and 0.76%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Aruba (0.0%)
UFJ Finance Aruba AEC
6.750%, 7/15/13		$200,000	$209,493

Australia (2.5%)
Australia Government Bond
3.000%, 9/20/25	AUD	8,600,000	12,151,299
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14		$500,000	540,893
6.500%, 4/1/19		250,000	317,558
Queensland Treasury Corp.
6.250%, 2/21/20	AUD	3,025,000	3,473,965
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$400,000	547,058
Rio Tinto Finance USA plc
3.500%, 3/22/22		300,000	315,150
Telstra Corp., Ltd.
3.750%, 5/16/22	EUR	1,200,000	1,622,564
Westpac Banking Corp.
2.100%, 8/2/13		$100,000	101,507
3.000%, 8/4/15		500,000	519,335
4.625%, 6/1/18		100,000	104,118

Total Australia			19,693,447

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.500%, 3/9/15		100,000	108,416
4.875%, 2/16/16		200,000	223,702

Total Austria			332,118

Bermuda (0.2%)
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		200,000	242,866
Novartis Securities Investment Ltd.
5.125%, 2/10/19		250,000	298,308
Qtel International Finance Ltd.
4.750%, 2/16/21(b)(m)		600,000	640,500

Total Bermuda			1,181,674

Brazil (1.1%)
Embraer S.A.
5.150%, 6/15/22		75,000	76,031
Federative Republic of Brazil
8.000%, 1/15/18		966,667	1,123,750
5.875%, 1/15/19		445,000	538,450
8.500%, 1/5/24	BRL	12,050,000	6,554,456

Total Brazil			8,292,687

Canada (5.6%)
Bank of Montreal
1.750%, 4/29/14		$400,000	406,977
Bank of Nova Scotia
3.400%, 1/22/15		500,000	525,624
2.900%, 3/29/16		300,000	312,762
Barrick Gold Finance Co.
4.875%, 11/15/14		750,000	811,587
Canada Housing Trust No. 1
3.150%, 6/15/14§(b)	CAD	1,550,000	1,581,819
3.350%, 12/15/20§(b)		9,500,000	10,230,626

Canadian Government Bond
2.500%, 9/1/13	CAD	4,925,000	$4,920,598
2.375%, 9/10/14		$655,000	682,896
2.750%, 9/1/16	CAD	7,800,000	8,132,732
Canadian Imperial Bank of Commerce
1.450%, 9/13/13		$250,000	252,335
Canadian National Railway Co.
5.550%, 5/15/18		252,000	302,664
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	109,691
5.700%, 5/15/17		100,000	116,710
Cenovus Energy, Inc.
5.700%, 10/15/19		345,000	406,165
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		600,000	707,012
EnCana Holdings Finance Corp.
5.800%, 5/1/14		600,000	643,376
Hydro Quebec
2.000%, 6/30/16		300,000	309,925
8.400%, 1/15/22		200,000	291,062
Manulife Financial Corp.
3.400%, 9/17/15		350,000	360,825
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		550,000	584,226
Province of New Brunswick
2.750%, 6/15/18		100,000	106,597
Province of Nova Scotia
5.125%, 1/26/17		500,000	584,840
Province of Ontario
1.375%, 1/27/14		1,500,000	1,516,930
4.100%, 6/16/14		1,445,000	1,539,844
4.500%, 2/3/15		400,000	437,467
2.700%, 6/16/15		250,000	263,039
6.250%, 6/16/15	NZD	4,800,000	4,117,504
4.750%, 1/19/16		$200,000	225,516
Province of Quebec
4.600%, 5/26/15		200,000	221,194
Rogers Communications, Inc.
6.800%, 8/15/18		200,000	247,493
Royal Bank of Canada
2.625%, 12/15/15		400,000	415,819
Suncor Energy, Inc.
6.100%, 6/1/18		200,000	237,326
Teck Resources Ltd.
3.850%, 8/15/17		50,000	53,000
4.500%, 1/15/21		200,000	209,500
Thomson Reuters Corp.
5.700%, 10/1/14		750,000	820,257
Toronto-Dominion Bank
1.375%, 7/14/14		225,000	227,482
TransCanada PipeLines Ltd.
3.800%, 10/1/20		300,000	328,017

Total Canada			43,241,437

Cayman Islands (0.7%)
IPIC GMTN Ltd.
5.000%, 11/15/20§(b)		750,000	796,875
Noble Holding International Ltd.
4.625%, 3/1/21		200,000	212,685
Petrobras International Finance Co.
3.875%, 1/27/16		250,000	258,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

7.875%, 3/15/19		$450,000	$547,916
5.750%, 1/20/20		1,280,000	1,406,874
5.375%, 1/27/21		350,000	379,004
Sable International Finance Ltd.
7.750%, 2/15/17(m)		500,000	515,625
Transocean, Inc.
4.950%, 11/15/15		500,000	541,089
Vale Overseas Ltd.
6.250%, 1/11/16		500,000	561,990
4.375%, 1/11/22		100,000	101,891

Total Cayman Islands			5,322,859

Chile (0.0%)
Celulosa Arauco y Constitucion S.A.
5.125%, 7/9/13		100,000	102,513

Colombia (0.1%)
Ecopetrol S.A.
7.625%, 7/23/19		175,000	220,063
Republic of Colombia
7.375%, 3/18/19		400,000	523,000

Total Colombia			743,063

Czech Republic (0.8%)
Czech Republic Government Bond
5.000%, 4/11/19	CZK	110,500,000	6,362,396

France (0.9%)
BNP Paribas S.A.
5.000%, 1/15/21		$350,000	357,789
Casino Guichard Perrachon S.A.
4.726%, 5/26/21	EUR	1,600,000	2,061,492
France Telecom S.A.
4.375%, 7/8/14		$500,000	526,156
Pernod-Ricard S.A.
5.000%, 3/15/17	EUR	1,000,000	1,387,774
Sanofi S.A.
1.625%, 3/28/14		$350,000	355,613
4.000%, 3/29/21		250,000	278,638
Total Capital S.A.
3.125%, 10/2/15		150,000	160,128
4.450%, 6/24/20		200,000	228,814
Veolia Environnement S.A.
4.375%, 1/16/17	EUR	1,000,000	1,376,392

Total France			6,732,796

Germany (1.9%)
Bayerische Landesbank
1.875%, 6/30/14		690,000	892,222
Deutsche Bank AG/London
6.000%, 9/1/17		$400,000	457,392
Dexia Kommunalbank Deutschland AG
3.500%, 6/5/14	EUR	2,900,000	3,794,949
KfW
1.375%, 1/13/14		$1,000,000	1,011,644
3.500%, 3/10/14		1,600,000	1,677,850
1.500%, 4/4/14		500,000	508,870
4.125%, 10/15/14		400,000	432,198
1.250%, 2/15/17		500,000	503,205
2.250%, 9/21/17	EUR	850,000	1,137,128
6.250%, 12/4/19	AUD	2,250,000	2,579,830
2.750%, 9/8/20		$1,500,000	1,580,809

Landwirtschaftliche Rentenbank
2.125%, 7/15/16		$300,000	$311,239
5.125%, 2/1/17		150,000	175,491

Total Germany			15,062,827

Hungary (0.9%)
Republic of Hungary
6.750%, 2/12/13	HUF	1,525,000,000	6,731,762

Ireland (0.3%)
GE Capital European Funding
4.125%, 10/27/16	EUR	1,432,000	1,945,252
XL Group plc
5.250%, 9/15/14		$400,000	419,455

Total Ireland			2,364,707

Italy (1.9%)
Republic of Italy
4.750%, 1/25/16		200,000	195,856
5.250%, 9/20/16		650,000	643,047
4.000%, 2/1/17	EUR	7,800,000	9,567,370
3.750%, 8/1/21		3,600,000	4,004,411

Total Italy			14,410,684

Japan (3.4%)
Japan Finance Corp.
2.500%, 1/21/16		$200,000	209,607
2.500%, 5/18/16		300,000	314,974
Japan Government Ten Year Bond
1.000%, 9/20/21	JPY	1,430,000,000	18,289,098
Japan Government Thirty Year Bond
2.000%, 9/20/41		543,000,000	6,944,551
Nomura Holdings, Inc.
5.000%, 3/4/15		$175,000	182,502
6.700%, 3/4/20		250,000	281,149
ORIX Corp.
5.000%, 1/12/16		125,000	130,868

Total Japan			26,352,749

Luxembourg (0.6%)
Aguila 3 S.A.
7.875%, 1/31/18		327,000	336,401
ArcelorMittal S.A.
3.750%, 3/1/16		50,000	49,781
6.125%, 6/1/18		495,000	498,950
6.250%, 2/25/22		1,300,000	1,269,656
Covidien International Finance S.A.
6.000%, 10/15/17		250,000	300,479
Fiat Industrial Finance Europe S.A.
6.250%, 3/9/18	EUR	400,000	508,731
Telecom Italia Capital S.A.
5.250%, 10/1/15		$600,000	589,236
Tyco Electronics Group S.A.
6.550%, 10/1/17		200,000	239,047
Tyco International Finance S.A.
4.125%, 10/15/14		500,000	532,299
Zinc Capital S.A.
8.875%, 5/15/18(b)(m)	EUR	400,000	447,987

Total Luxembourg			4,772,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

Malaysia (0.8%)
Malaysia Government Bond
4.262%, 9/15/16	MYR	19,650,000	$6,450,373

Mexico (1.1%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	111,242
5.000%, 3/30/20		300,000	339,552
United Mexican States
5.625%, 1/15/17		750,000	872,625
5.125%, 1/15/20		400,000	468,000
8.500%, 11/18/38	MXN	77,600,000	6,993,481

Total Mexico			8,784,900

Netherlands (2.3%)
ABN Amro Bank N.V.
4.250%, 2/2/17§(b)		$1,200,000	1,221,015
Bank Nederlandse Gemeenten
2.875%, 1/15/15	EUR	2,580,000	3,425,236
BMW Finance N.V.
4.000%, 9/17/14		1,600,000	2,147,370
British American Tobacco Holdings B.V.
4.875%, 2/24/21		1,350,000	1,967,637
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		$400,000	418,047
4.875%, 7/8/14		200,000	212,392
4.250%, 7/13/22	EUR	1,250,000	1,752,552
Diageo Finance B.V.
5.300%, 10/28/15		$150,000	170,308
E.ON International Finance B.V.
5.750%, 5/7/20	EUR	824,000	1,296,227
HeidelbergCement Finance B.V.
8.500%, 10/31/19		360,000	512,528
Koninklijke Philips Electronics N.V.
3.750%, 3/15/22		$250,000	260,113
MDC-GMTN B.V.
5.500%, 4/20/21§(b)		850,000	956,250
New World Resources N.V.
7.375%, 5/15/15(m)	EUR	480,000	583,142
Rabobank Nederland N.V.
1.850%, 1/10/14		$175,000	176,265
3.875%, 2/8/22		500,000	505,983
Shell International Finance B.V.
4.000%, 3/21/14		60,000	63,528
4.300%, 9/22/19		500,000	579,793
Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14		700,000	709,860
Ziggo Bond Co. B.V.
8.000%, 5/15/18§	EUR	425,000	580,864

Total Netherlands			17,539,110

New Zealand (0.4%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	3,160,000	2,915,740

Norway (1.5%)
Norwegian Government Bond
3.750%, 5/25/21	NOK	57,100,000	11,049,102

Statoil ASA
3.125%, 8/17/17		$100,000	$108,033
5.250%, 4/15/19		250,000	298,750

Total Norway			11,455,885

Peru (0.2%)
Banco de Credito del Peru/Panama
4.750%, 3/16/16(b)(m)		1,000,000	1,030,000
Republic of Peru
7.125%, 3/30/19		205,000	263,425

Total Peru			1,293,425

Poland (0.9%)
Republic of Poland
5.000%, 10/19/15		100,000	109,375
6.375%, 7/15/19		600,000	706,500
5.250%, 10/25/20	PLN	21,100,000	6,391,350
5.000%, 3/23/22		$100,000	109,250

Total Poland			7,316,475

South Africa (0.7%)
Foodcorp Pty Ltd.
8.750%, 3/1/18(b)(m)	EUR	300,000	375,853
Republic of South Africa
6.500%, 6/2/14		$100,000	110,063
6.750%, 3/31/21	ZAR	36,650,000	4,340,727
Transnet Ltd.
4.500%, 2/10/16(m)		$800,000	836,000

Total South Africa			5,662,643

South Korea (1.0%)
Export-Import Bank of Korea
5.875%, 1/14/15		900,000	980,730
Korea Development Bank
5.750%, 9/10/13		100,000	104,600
3.250%, 3/9/16		400,000	411,481
Korea Treasury Bond
3.750%, 6/10/13	KRW	3,550,000,000	3,112,225
5.250%, 3/10/27		3,306,500,000	3,377,168

Total South Korea			7,986,204

Spain (1.5%)
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		$400,000	383,800
Spain Government Bond
4.250%, 10/31/16	EUR	6,200,000	7,466,819
5.850%, 1/31/22		2,580,000	3,154,535
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		$150,000	142,463
6.421%, 6/20/16		300,000	288,498
5.462%, 2/16/21		250,000	215,933

Total Spain			11,652,048

Supranational (3.5%)
Asian Development Bank
0.875%, 6/10/14		300,000	301,796
2.625%, 2/9/15		2,165,000	2,274,977
Eurofima
6.250%, 12/28/18	AUD	2,000,000	2,211,884

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

European Bank for Reconstruction & Development
1.625%, 9/3/15		$350,000	$359,848
European Investment Bank
1.250%, 2/14/14		500,000	504,182
3.000%, 4/8/14		705,000	732,825
1.500%, 5/15/14		500,000	506,886
4.625%, 5/15/14		500,000	535,776
3.125%, 6/4/14		2,000,000	2,090,188
6.500%, 9/10/14	NZD	4,800,000	4,068,179
1.625%, 9/1/15		$500,000	509,912
4.625%, 10/20/15		1,400,000	1,562,563
4.875%, 2/16/16		300,000	339,715
5.125%, 9/13/16		200,000	231,087
6.125%, 1/23/17	AUD	2,360,000	2,576,682
Inter-American Development Bank
3.000%, 4/22/14		$500,000	521,965
2.250%, 7/15/15		500,000	523,926
5.125%, 9/13/16		525,000	617,958
3.875%, 2/14/20		250,000	293,326
International Bank for Reconstruction & Development
1.750%, 7/15/13		1,000,000	1,014,238
2.375%, 5/26/15		500,000	525,612
2.125%, 3/15/16		500,000	524,778
3.875%, 5/20/19	EUR	2,100,000	3,055,863
International Finance Corp.
3.000%, 4/22/14		$1,000,000	1,044,852

Total Supranational			26,929,018

Sweden (0.0%)
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		150,000	149,479

Switzerland (0.3%)
Credit Suisse AG/New York
5.500%, 5/1/14		300,000	318,233
3.500%, 3/23/15		250,000	258,935
4.375%, 8/5/20		500,000	534,022
UBS AG/Connecticut
3.875%, 1/15/15		250,000	260,305
5.875%, 7/15/16		250,000	262,545
4.875%, 8/4/20		250,000	268,020
Weatherford International Ltd.
5.500%, 2/15/16		125,000	137,603
9.625%, 3/1/19		150,000	196,915

Total Switzerland			2,236,578

United Kingdom (2.4%)
Aston Martin Capital Ltd.
9.250%, 7/15/18(m)	GBP	200,000	244,319
AstraZeneca plc
5.400%, 6/1/14		$100,000	108,719
5.900%, 9/15/17		200,000	240,181
BAA Funding Ltd.
4.600%, 2/15/18(b)(m)	EUR	1,501,000	2,013,486
Barclays Bank plc
5.200%, 7/10/14		$350,000	368,844
5.140%, 10/14/20		350,000	336,480
BP Capital Markets plc
5.250%, 11/7/13		340,000	360,525
3.125%, 10/1/15		500,000	531,435
3.200%, 3/11/16		400,000	426,647

4.500%, 10/1/20		$100,000	$113,160
3.245%, 5/6/22		200,000	206,821
British Telecommunications plc
5.950%, 1/15/18		100,000	116,761
Diageo Capital plc
5.500%, 9/30/16		300,000	351,377
Ensco plc
3.250%, 3/15/16		50,000	52,474
GlaxoSmithKline Capital plc
1.500%, 5/8/17		200,000	200,096
HSBC Holdings plc
5.100%, 4/5/21		400,000	443,384
4.000%, 3/30/22		1,250,000	1,299,362
Imperial Tobacco Finance plc
5.000%, 12/2/19	EUR	1,150,000	1,633,903
Lloyds TSB Bank plc
4.875%, 1/21/16		$250,000	262,995
6.375%, 1/21/21		100,000	113,973
National Grid plc
5.000%, 7/2/18	EUR	1,400,000	2,042,378
Nationwide Building Society
3.125%, 4/3/17		600,000	769,107
Odeon & UCI Finco plc
9.000%, 8/1/18(m)	GBP	500,000	751,752
Phones4u Finance plc
9.500%, 4/1/18(m)		200,000	281,124
Royal Bank of Scotland plc
6.125%, 1/11/21		$500,000	548,220
Tesco plc
5.875%, 9/12/16	EUR	1,250,000	1,835,242
United Utilities Water plc
4.250%, 1/24/20		1,000,000	1,392,866
Virgin Media Finance plc
8.875%, 10/15/19	GBP	575,000	999,595
Virgin Media Secured Finance plc
6.500%, 1/15/18		$100,000	108,530
Vodafone Group plc
5.450%, 6/10/19		300,000	358,749
William Hill plc
7.125%, 11/11/16	GBP	100,000	166,795

Total United Kingdom			18,679,300

United States (61.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22		$250,000	253,390
Abbott Laboratories
2.700%, 5/27/15		250,000	262,956
5.125%, 4/1/19		400,000	474,336
ACE INA Holdings, Inc.
2.600%, 11/23/15		250,000	258,435
ADT Corp.
3.500%, 7/15/22§		100,000	99,786
Aetna, Inc.
6.000%, 6/15/16		400,000	464,281
Aflac, Inc.
2.650%, 2/15/17		400,000	408,324
Alcoa, Inc.
6.150%, 8/15/20		100,000	105,205
5.870%, 2/23/22		200,000	206,119
Allstate Corp.
7.450%, 5/16/19		50,000	63,792
6.125%, 5/15/37(l)		115,000	111,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Altria Group, Inc.
9.700%, 11/10/18	$150,000	$206,986
9.250%, 8/6/19	500,000	692,350
American Express Co.
4.875%, 7/15/13	200,000	207,908
7.000%, 3/19/18	275,000	340,260
8.125%, 5/20/19	470,000	625,897
American Express Credit Corp.
1.750%, 6/12/15	350,000	352,815
American International Group, Inc.
5.050%, 10/1/15	100,000	106,002
5.850%, 1/16/18	250,000	274,950
8.250%, 8/15/18	550,000	664,037
American Tower Corp.
5.050%, 9/1/20	300,000	316,584
Ameriprise Financial, Inc.
5.300%, 3/15/20	250,000	284,310
Amgen, Inc.
2.300%, 6/15/16	50,000	51,181
3.450%, 10/1/20	500,000	517,800
3.625%, 5/15/22	150,000	154,588
Anadarko Petroleum Corp.
5.950%, 9/15/16	500,000	565,711
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	100,000	115,617
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	125,000	126,650
6.875%, 11/15/19	500,000	644,301
5.375%, 1/15/20	450,000	536,247
4.375%, 2/15/21	125,000	142,436
Aon Corp.
5.000%, 9/30/20	300,000	331,954
Apache Corp.
5.625%, 1/15/17	225,000	266,717
Applied Materials, Inc.
4.300%, 6/15/21	200,000	222,647
Associates Corp. of North America
6.950%, 11/1/18	100,000	113,111
AT&T, Inc.
5.625%, 6/15/16	100,000	115,765
5.500%, 2/1/18	170,000	202,126
5.800%, 2/15/19	500,000	608,224
3.875%, 8/15/21	300,000	329,699
Atmos Energy Corp.
8.500%, 3/15/19	150,000	200,161
AutoZone, Inc.
4.000%, 11/15/20	250,000	267,033
Baltimore Gas & Electric Co.
5.900%, 10/1/16	250,000	290,390
Bank of America Corp.
7.375%, 5/15/14	200,000	214,918
4.750%, 8/1/15	300,000	311,156
5.250%, 12/1/15	100,000	105,026
3.750%, 7/12/16	150,000	151,122
5.625%, 10/14/16	300,000	319,466
5.650%, 5/1/18	1,040,000	1,117,846
7.625%, 6/1/19	500,000	588,281
5.625%, 7/1/20	500,000	533,956
Bank of New York Mellon Corp.
4.300%, 5/15/14	100,000	106,960
4.150%, 2/1/21	300,000	333,654

Baxter International, Inc.
4.625%, 3/15/15	$100,000	$109,948
5.375%, 6/1/18	300,000	358,519
BB&T Corp.
3.200%, 3/15/16	500,000	529,198
Beam, Inc.
5.375%, 1/15/16	72,000	80,163
Bear Stearns Cos. LLC
5.700%, 11/15/14	200,000	216,261
5.300%, 10/30/15	100,000	108,428
4.650%, 7/2/18	200,000	214,077
BellSouth Corp.
5.200%, 9/15/14	50,000	54,366
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	530,000	583,094
3.000%, 5/15/22	250,000	252,356
Best Buy Co., Inc.
3.750%, 3/15/16	150,000	146,809
Black & Decker Corp.
4.750%, 11/1/14	100,000	107,839
Boeing Capital Corp.
2.900%, 8/15/18	250,000	267,173
Boeing Co.
5.000%, 3/15/14	175,000	187,813
Boston Properties LP
5.000%, 6/1/15	340,000	369,302
5.625%, 11/15/20	265,000	305,306
Boston Scientific Corp.
4.500%, 1/15/15	200,000	212,503
Bottling Group LLC
6.950%, 3/15/14	500,000	553,013
Bristol-Myers Squibb Co.
5.250%, 8/15/13	200,000	210,507
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	400,000	416,646
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	200,000	236,887
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	100,000	104,293
Campbell Soup Co.
4.875%, 10/1/13	100,000	105,229
Capital One Bank USA N.A.
8.800%, 7/15/19	250,000	313,536
Capital One Financial Corp.
7.375%, 5/23/14	300,000	330,180
2.125%, 7/15/14	125,000	125,889
Cardinal Health, Inc.
3.200%, 6/15/22	200,000	203,005
Caterpillar Financial Services Corp.
6.125%, 2/17/14	250,000	271,569
1.650%, 4/1/14	200,000	203,041
1.375%, 5/20/14	200,000	202,155
5.500%, 3/15/16	200,000	230,627
7.150%, 2/15/19	160,000	209,949
Caterpillar, Inc.
1.375%, 5/27/14	200,000	202,495
2.600%, 6/26/22	150,000	149,464
CBS Corp.
5.750%, 4/15/20	250,000	289,666
Celgene Corp.
3.950%, 10/15/20	50,000	52,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	$100,000	$108,766
8.500%, 11/15/18	250,000	341,261
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	172,000	189,457
CenturyLink, Inc.
5.800%, 3/15/22	150,000	149,928
Series R
5.150%, 6/15/17	150,000	154,063
CF Industries, Inc.
7.125%, 5/1/20	150,000	182,000
Charles Schwab Corp.
4.950%, 6/1/14	500,000	536,366
Chevron Corp.
3.950%, 3/3/14	500,000	527,420
Chubb Corp.
6.375%, 3/29/67(l)	100,000	102,500
Cigna Corp.
4.500%, 3/15/21	250,000	271,333
Cintas Corp. No. 2
2.850%, 6/1/16	300,000	311,840
Cisco Systems, Inc.
1.625%, 3/14/14	250,000	253,854
4.450%, 1/15/20	500,000	577,739
Citigroup, Inc.
5.500%, 10/15/14	500,000	529,688
4.587%, 12/15/15	350,000	366,838
5.300%, 1/7/16	250,000	267,338
5.850%, 8/2/16	200,000	218,127
6.125%, 11/21/17	500,000	552,749
8.500%, 5/22/19	500,000	621,570
5.375%, 8/9/20	100,000	108,281
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	400,000	452,484
Cliffs Natural Resources, Inc.
4.875%, 4/1/21	150,000	147,017
CNA Financial Corp.
5.875%, 8/15/20	150,000	164,293
Coca-Cola Co.
0.750%, 11/15/13	200,000	200,697
1.800%, 9/1/16	200,000	205,601
3.150%, 11/15/20	450,000	480,758
Colgate-Palmolive Co.
1.250%, 5/1/14	400,000	404,807
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	100,000	145,791
Comcast Corp.
6.500%, 1/15/17	200,000	237,732
5.150%, 3/1/20	250,000	288,555
Comerica, Inc.
4.800%, 5/1/15	100,000	106,181
Commonwealth Edison Co.
3.400%, 9/1/21	400,000	421,951
Consolidated Edison Co. of New York, Inc.
Series 08-A
5.850%, 4/1/18	350,000	426,095
Consumers Energy Co.
6.700%, 9/15/19	250,000	322,232
Corning, Inc.
4.250%, 8/15/20	150,000	164,513

Costco Wholesale Corp.
5.500%, 3/15/17	$100,000	$118,922
COX Communications, Inc.
5.450%, 12/15/14	200,000	219,329
Credit Suisse FB USA, Inc.
5.125%, 1/15/14	100,000	104,855
Credit Suisse USA, Inc.
5.850%, 8/16/16	200,000	226,600
CRH America, Inc.
6.000%, 9/30/16	300,000	328,145
CSX Corp.
7.375%, 2/1/19	260,000	331,673
CVS Caremark Corp.
5.750%, 6/1/17	450,000	530,818
Daimler Finance N.A. LLC
6.500%, 11/15/13	300,000	321,385
Danaher Corp.
2.300%, 6/23/16	250,000	261,132
3.900%, 6/23/21	100,000	112,212
Deere & Co.
4.375%, 10/16/19	350,000	405,341
2.600%, 6/8/22	100,000	99,917
Dell, Inc.
2.100%, 4/1/14	250,000	254,347
5.875%, 6/15/19	50,000	59,002
Deutsche Bank Financial LLC
5.375%, 3/2/15	100,000	104,451
Devon Energy Corp.
4.000%, 7/15/21	300,000	326,238
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	100,000	103,692
4.600%, 2/15/21	500,000	533,944
Discover Bank/Delaware
7.000%, 4/15/20	250,000	290,938
Discovery Communications LLC
5.050%, 6/1/20	100,000	113,980
4.375%, 6/15/21	100,000	109,390
Dominion Resources, Inc.
8.875%, 1/15/19	387,000	525,003
Dover Corp.
4.300%, 3/1/21	250,000	287,351
Dow Chemical Co.
7.600%, 5/15/14	250,000	278,505
8.550%, 5/15/19	300,000	399,034
4.250%, 11/15/20	250,000	271,611
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	150,000	156,595
DTE Energy Co.
6.350%, 6/1/16	90,000	104,148
Duke Energy Corp.
5.050%, 9/15/19	435,000	509,500
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	109,654
Duke Realty LP
5.950%, 2/15/17	500,000	554,219
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	150,000	176,168
6.000%, 7/15/18	750,000	932,076
Eastman Chemical Co.
3.600%, 8/15/22	200,000	204,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

eBay, Inc.
3.250%, 10/15/20	$100,000	$105,119
Ecolab, Inc.
4.350%, 12/8/21	250,000	276,677
Edison International
3.750%, 9/15/17	50,000	52,804
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	200,000	233,250
Eli Lilly and Co.
5.200%, 3/15/17	100,000	117,206
Energy Transfer Partners LP
4.650%, 6/1/21	400,000	412,404
Entergy Corp.
5.125%, 9/15/20	300,000	312,097
Enterprise Products Operating LLC
5.600%, 10/15/14	920,000	1,010,804
EOG Resources, Inc.
5.625%, 6/1/19	75,000	89,391
4.100%, 2/1/21	200,000	222,966
EQT Corp.
4.875%, 11/15/21	250,000	257,590
ERP Operating LP
5.250%, 9/15/14	255,000	274,054
Expedia, Inc.
5.950%, 8/15/20	150,000	158,250
Express Scripts Holding Co.
3.125%, 5/15/16	500,000	522,214
3.900%, 2/15/22§	250,000	261,014
Federal Farm Credit Bank
4.875%, 1/17/17	1,020,000	1,199,638
Federal Home Loan Bank
0.375%, 11/27/13	1,000,000	1,000,357
5.250%, 6/5/17	3,500,000	4,211,200
Federal Home Loan Mortgage Corp.
0.875%, 10/28/13	5,000,000	5,034,308
0.375%, 10/30/13	6,380,000	6,384,030
4.875%, 11/15/13	4,100,000	4,355,120
4.500%, 1/15/14	1,100,000	1,170,158
2.000%, 8/25/16	2,080,000	2,183,150
5.125%, 11/17/17	1,530,000	1,852,503
2.375%, 1/13/22	1,000,000	1,028,956
Federal National Mortgage Association
3.000%, 9/16/14	2,330,000	2,460,161
4.625%, 10/15/14	1,000,000	1,094,512
2.625%, 11/20/14	5,000,000	5,258,348
0.750%, 12/19/14	4,400,000	4,428,629
0.375%, 3/16/15	1,000,000	995,419
0.500%, 7/2/15	1,750,000	1,745,950
5.375%, 6/12/17	1,300,000	1,577,641
FIA Card Services N.A.
7.125%, 11/15/12	100,000	102,118
Fifth Third Bancorp
3.625%, 1/25/16	400,000	422,420
Financing Corp. Fico
9.800%, 4/6/18	400,000	592,447
Fiserv, Inc.
4.750%, 6/15/21	150,000	161,279
Ford Motor Credit Co. LLC
2.750%, 5/15/15	350,000	352,835
4.250%, 2/3/17	500,000	524,050
3.000%, 6/12/17	200,000	199,000
5.875%, 8/2/21	350,000	389,480

Gap, Inc.
5.950%, 4/12/21	$150,000	$154,427
General Dynamics Corp.
3.875%, 7/15/21	100,000	112,171
General Electric Capital Corp.
5.900%, 5/13/14	750,000	814,583
4.875%, 3/4/15	300,000	327,406
2.250%, 11/9/15	250,000	254,425
5.000%, 1/8/16	100,000	110,088
5.400%, 2/15/17	300,000	341,686
5.625%, 9/15/17	100,000	114,695
5.300%, 2/11/21	700,000	785,696
6.375%, 11/15/67(l)	575,000	593,688
General Electric Co.
5.250%, 12/6/17	200,000	232,794
General Mills, Inc.
5.650%, 2/15/19	250,000	301,637
Genworth Financial, Inc.
7.200%, 2/15/21	250,000	240,070
Georgia Power Co.
3.000%, 4/15/16	250,000	266,410
Gilead Sciences, Inc.
4.400%, 12/1/21	300,000	330,874
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	250,000	301,797
Goldman Sachs Group, Inc.
5.250%, 10/15/13	500,000	520,507
5.125%, 1/15/15	400,000	419,552
5.750%, 10/1/16	600,000	640,773
5.625%, 1/15/17	550,000	578,236
6.150%, 4/1/18	750,000	812,722
6.000%, 6/15/20	500,000	533,465
Goodrich Corp.
3.600%, 2/1/21	100,000	107,563
Google, Inc.
2.125%, 5/19/16	200,000	208,193
Great Plains Energy, Inc.
4.850%, 6/1/21	100,000	107,168
GTE Corp.
6.840%, 4/15/18	100,000	123,037
Halliburton Co.
3.250%, 11/15/21	400,000	419,839
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	158,377
HCP, Inc.
3.750%, 2/1/16	100,000	103,764
6.000%, 1/30/17	255,000	285,684
Health Care REIT, Inc.
3.625%, 3/15/16	100,000	102,773
4.700%, 9/15/17	500,000	528,064
Hewlett-Packard Co.
6.125%, 3/1/14	500,000	535,768
2.350%, 3/15/15	500,000	504,704
5.500%, 3/1/18	600,000	678,130
Hillshire Brands Co.
2.750%, 9/15/15	250,000	256,138
Historic TW, Inc.
6.875%, 6/15/18	100,000	122,419
Home Depot, Inc.
5.250%, 12/16/13	100,000	106,668
5.400%, 3/1/16	500,000	575,457

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

Honeywell International, Inc.
5.400%, 3/15/16		$400,000	$461,224
5.300%, 3/1/18		170,000	202,821
Hospitality Properties Trust
6.300%, 6/15/16		257,000	276,672
HSBC Bank USA/New York
4.625%, 4/1/14		100,000	104,360
HSBC Finance Corp.
4.750%, 7/15/13		500,000	516,615
5.500%, 1/19/16		350,000	380,205
6.676%, 1/15/21		222,000	239,996
Ingram Micro, Inc.
5.250%, 9/1/17		100,000	108,193
Intel Corp.
3.300%, 10/1/21		250,000	266,226
International Business Machines Corp.
1.250%, 5/12/14		200,000	201,907
5.700%, 9/14/17		800,000	960,178
International Paper Co.
7.500%, 8/15/21		250,000	316,040
4.750%, 2/15/22		150,000	163,934
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	503,000	636,546
Jefferies Group, Inc.
5.125%, 4/13/18		$200,000	194,899
Johnson & Johnson
1.200%, 5/15/14		800,000	809,710
Johnson Controls, Inc.
4.875%, 9/15/13		100,000	104,373
1.750%, 3/1/14		400,000	406,163
JPMorgan Chase & Co.
2.050%, 1/24/14		300,000	303,192
4.750%, 3/1/15		100,000	106,971
5.150%, 10/1/15		300,000	321,910
6.000%, 1/15/18		1,000,000	1,144,282
4.250%, 10/15/20		1,000,000	1,051,390
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		300,000	335,773
Juniper Networks, Inc.
4.600%, 3/15/21		100,000	108,073
Kellogg Co.
4.000%, 12/15/20		250,000	274,600
KeyBank N.A./Ohio
5.800%, 7/1/14		100,000	107,845
KeyCorp
5.100%, 3/24/21		200,000	223,229
Kimberly-Clark Corp.
4.875%, 8/15/15		600,000	669,208
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		400,000	481,276
Kraft Foods, Inc.
5.375%, 2/10/20		500,000	589,440
Kroger Co.
6.150%, 1/15/20		250,000	298,848
L-3 Communications Corp.
3.950%, 11/15/16		150,000	158,749
4.950%, 2/15/21		150,000	162,224
LG&E and KU Energy LLC
3.750%, 11/15/20		200,000	202,006
Liberty Property LP
4.125%, 6/15/22		150,000	151,375

Life Technologies Corp.
5.000%, 1/15/21		$200,000	$222,457
Lincoln National Corp.
4.850%, 6/24/21		150,000	156,238
Lockheed Martin Corp.
4.250%, 11/15/19		300,000	333,245
Lorillard Tobacco Co.
6.875%, 5/1/20		100,000	117,975
Lowe’s Cos., Inc.
5.400%, 10/15/16		150,000	173,739
Lubrizol Corp.
5.500%, 10/1/14		100,000	110,191
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14		300,000	326,250
Marathon Petroleum Corp.
5.125%, 3/1/21		250,000	280,106
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		205,000	271,773
McDonald’s Corp.
5.350%, 3/1/18		200,000	240,219
McKesson Corp.
3.250%, 3/1/16		350,000	374,953
Medco Health Solutions, Inc.
7.125%, 3/15/18		100,000	122,741
4.125%, 9/15/20		200,000	213,261
Medtronic, Inc.
4.450%, 3/15/20		250,000	287,191
Mellon Funding Corp.
5.000%, 12/1/14		100,000	109,000
Merck & Co., Inc.
5.300%, 12/1/13		600,000	639,308
4.750%, 3/1/15		300,000	331,103
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		650,000	707,117
MetLife, Inc.
5.500%, 6/15/14		100,000	108,043
4.750%, 2/8/21		200,000	222,177
Series A
6.817%, 8/15/18		180,000	218,898
Metropolitan Edison Co.
4.875%, 4/1/14		100,000	104,821
Microsoft Corp.
2.950%, 6/1/14		335,000	350,268
3.000%, 10/1/20		150,000	163,010
MidAmerican Energy Holdings Co.
5.750%, 4/1/18		150,000	178,818
Morgan Stanley
4.750%, 4/1/14		400,000	402,873
3.800%, 4/29/16		150,000	145,179
4.750%, 3/22/17		250,000	248,252
6.625%, 4/1/18		600,000	630,546
7.300%, 5/13/19		750,000	810,660
5.750%, 1/25/21		500,000	491,906
Motorola Solutions, Inc.
3.750%, 5/15/22		150,000	147,827
Murray Street Investment Trust I
4.647%, 3/9/17(e)		250,000	249,780
Nabors Industries, Inc.
4.625%, 9/15/21		250,000	259,058
NASDAQ OMX Group, Inc.
5.550%, 1/15/20		200,000	208,139

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14		$200,000	$213,545
5.450%, 4/10/17		200,000	234,554
NBCUniversal Media LLC
4.375%, 4/1/21		400,000	435,920
Newell Rubbermaid, Inc.
4.700%, 8/15/20		100,000	107,387
Newmont Mining Corp.
3.500%, 3/15/22		250,000	246,961
News America, Inc.
5.650%, 8/15/20		150,000	174,790
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15		150,000	180,227
Noble Energy, Inc.
4.150%, 12/15/21		250,000	263,036
Nordstrom, Inc.
6.750%, 6/1/14		250,000	277,876
Norfolk Southern Corp.
5.900%, 6/15/19		275,000	335,253
Northrop Grumman Corp.
3.500%, 3/15/21		50,000	52,725
Novartis Capital Corp.
4.125%, 2/10/14		50,000	52,687
Occidental Petroleum Corp.
4.125%, 6/1/16		400,000	444,847
Omnicom Group, Inc.
5.900%, 4/15/16		100,000	114,794
4.450%, 8/15/20		100,000	107,831
3.625%, 5/1/22		50,000	50,557
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15		300,000	332,067
ONEOK Partners LP
8.625%, 3/1/19		250,000	323,579
ONEOK, Inc.
4.250%, 2/1/22		250,000	262,185
Oracle Corp.
3.750%, 7/8/14		250,000	264,545
5.750%, 4/15/18		500,000	607,795
Pacific Gas & Electric Co.
4.800%, 3/1/14		300,000	318,907
8.250%, 10/15/18		100,000	135,152
3.500%, 10/1/20		150,000	160,347
Pemex Project Funding Master Trust
5.750%, 3/1/18		950,000	1,078,250
PepsiCo, Inc.
5.000%, 6/1/18		250,000	291,709
7.900%, 11/1/18		50,000	66,672
3.125%, 11/1/20		400,000	419,994
Pfizer, Inc.
4.750%, 6/3/16	EUR	1,350,000	1,924,479
4.650%, 3/1/18		$100,000	115,133
6.200%, 3/15/19		250,000	314,287
Philip Morris International, Inc.
5.650%, 5/16/18		200,000	241,457
Phillips 66
2.950%, 5/1/17§		150,000	154,515
Pitney Bowes, Inc.
4.750%, 1/15/16		100,000	101,500
4.750%, 5/15/18		100,000	100,000

Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18		$210,000	$251,782
PNC Funding Corp.
3.625%, 2/8/15		100,000	106,057
5.250%, 11/15/15		200,000	219,249
5.125%, 2/8/20		500,000	578,640
PPL Capital Funding, Inc.
4.200%, 6/15/22		125,000	125,204
Pride International, Inc.
8.500%, 6/15/19		200,000	259,875
Procter & Gamble Co.
4.850%, 12/15/15		100,000	113,155
4.700%, 2/15/19		350,000	414,982
Progress Energy, Inc.
4.400%, 1/15/21		250,000	278,560
Progressive Corp.
3.750%, 8/23/21		150,000	162,045
ProLogis LP
4.500%, 8/15/17		100,000	104,504
6.875%, 3/15/20		250,000	299,756
Prudential Financial, Inc.
5.100%, 9/20/14		200,000	214,334
7.375%, 6/15/19		400,000	488,480
PSEG Power LLC
5.500%, 12/1/15		225,000	249,212
Quest Diagnostics, Inc.
3.200%, 4/1/16		500,000	521,505
Raytheon Co.
3.125%, 10/15/20		250,000	262,962
Republic Services, Inc.
5.250%, 11/15/21		250,000	287,682
Rowan Cos., Inc.
4.875%, 6/1/22		75,000	75,966
Ryder System, Inc.
3.500%, 6/1/17		200,000	209,101
Safeway, Inc.
5.000%, 8/15/19		115,000	119,485
3.950%, 8/15/20		50,000	47,984
Sempra Energy
2.000%, 3/15/14		1,000,000	1,015,121
Simon Property Group LP
6.100%, 5/1/16		120,000	137,761
5.650%, 2/1/20		500,000	587,384
SLM Corp.
5.375%, 5/15/14		100,000	104,000
8.450%, 6/15/18		500,000	555,000
Southern California Edison Co.
3.875%, 6/1/21		50,000	55,502
Southwest Airlines Co.
5.125%, 3/1/17		100,000	111,819
Southwestern Electric Power Co.
6.450%, 1/15/19		150,000	181,545
Southwestern Energy Co.
4.100%, 3/15/22§		250,000	253,028
Staples, Inc.
9.750%, 1/15/14		250,000	279,516
State of California
3.950%, 11/1/15		250,000	268,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

State of Illinois
5.365%, 3/1/17	$500,000	$550,045
5.877%, 3/1/19	100,000	110,890
State of Massachusetts
4.200%, 12/1/21	250,000	282,708
State Street Bank and Trust Co.
5.300%, 1/15/16	100,000	110,903
State Street Corp.
4.375%, 3/7/21	200,000	228,603
SunTrust Banks, Inc.
3.600%, 4/15/16	150,000	155,515
3.500%, 1/20/17	250,000	257,709
Target Corp.
6.000%, 1/15/18	250,000	305,987
Tennessee Valley Authority
5.500%, 7/18/17	1,800,000	2,200,689
4.500%, 4/1/18	250,000	295,228
Series E
6.250%, 12/15/17	100,000	127,083
Texas Instruments, Inc.
1.375%, 5/15/14	300,000	303,506
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	425,000	457,146
Time Warner Cable, Inc.
8.250%, 4/1/19	720,000	937,286
Time Warner, Inc.
4.700%, 1/15/21	500,000	555,632
Toyota Motor Credit Corp.
2.800%, 1/11/16	500,000	526,079
Travelers Cos., Inc.
5.750%, 12/15/17	300,000	356,682
Tyson Foods, Inc.
4.500%, 6/15/22	200,000	205,760
U.S. Bancorp
1.375%, 9/13/13	400,000	403,857
U.S. Bank N.A./Ohio
6.300%, 2/4/14	750,000	811,969
4.950%, 10/30/14	100,000	108,734
4.800%, 4/15/15	100,000	109,780
U.S. Treasury Bonds
8.500%, 2/15/20	300,000	459,811
U.S. Treasury Notes
0.375%, 7/31/13	500,000	500,621
0.750%, 8/15/13	11,500,000	11,561,543
0.125%, 9/30/13	5,000,000	4,990,371
0.250%, 10/31/13	4,000,000	3,998,109
0.500%, 11/15/13	10,000,000	10,028,398
1.500%, 12/31/13	5,500,000	5,597,518
1.000%, 1/15/14	6,000,000	6,063,023
0.250%, 3/31/14	7,000,000	6,991,797
1.875%, 4/30/14	2,345,000	2,410,953
0.250%, 5/31/14	5,000,000	4,993,750
0.625%, 7/15/14	12,000,000	12,068,719
2.375%, 8/31/14	3,788,000	3,953,015
0.250%, 9/15/14	9,000,000	8,980,383
2.375%, 10/31/14	4,725,000	4,945,193
2.125%, 11/30/14	5,000,000	5,210,351
0.250%, 2/15/15	3,700,000	3,686,905
4.000%, 2/15/15	600,000	656,194
2.500%, 4/30/15	5,590,000	5,917,059
0.250%, 5/15/15	3,000,000	2,986,945

4.125%, 5/15/15	$2,200,000	$2,431,241
1.875%, 6/30/15	3,000,000	3,127,969
1.750%, 7/31/15	12,910,000	13,421,559
1.250%, 9/30/15	3,500,000	3,586,352
1.250%, 10/31/15	8,000,000	8,199,062
2.125%, 12/31/15	7,000,000	7,389,157
2.625%, 4/30/16	3,095,000	3,336,797
5.125%, 5/15/16	8,620,000	10,118,534
1.750%, 5/31/16	7,720,000	8,072,165
1.500%, 6/30/16	6,000,000	6,215,672
4.875%, 8/15/16	1,400,000	1,642,320
1.000%, 8/31/16	4,500,000	4,570,875
0.875%, 12/31/16	5,500,000	5,549,199
3.250%, 3/31/17	1,080,000	1,207,170
0.875%, 4/30/17	4,000,000	4,030,375
4.500%, 5/15/17	4,300,000	5,072,623
0.625%, 5/31/17	2,700,000	2,687,639
2.750%, 5/31/17	3,000,000	3,291,023
2.500%, 6/30/17	5,290,000	5,742,791
4.750%, 8/15/17	6,890,000	8,265,255
1.875%, 8/31/17	4,320,000	4,557,499
1.875%, 9/30/17	2,700,000	2,848,289
1.875%, 10/31/17	2,900,000	3,059,500
4.250%, 11/15/17	2,830,000	3,337,609
2.750%, 12/31/17	5,720,000	6,303,618
2.750%, 2/28/18	2,500,000	2,759,043
2.750%, 2/15/19	1,100,000	1,220,785
1.375%, 2/28/19	3,000,000	3,063,234
3.625%, 8/15/19	4,245,000	4,978,987
3.375%, 11/15/19	3,910,000	4,523,687
3.625%, 2/15/20	7,390,000	8,693,296
3.500%, 5/15/20	6,920,000	8,085,479
2.625%, 8/15/20	7,500,000	8,254,336
2.625%, 11/15/20	6,320,000	6,946,569
3.625%, 2/15/21	5,030,000	5,938,544
3.125%, 5/15/21	3,850,000	4,383,074
2.125%, 8/15/21	500,000	525,508
2.000%, 11/15/21	5,250,000	5,443,060
2.000%, 2/15/22	800,000	826,825
Unilever Capital Corp.
2.750%, 2/10/16	400,000	424,178
Union Pacific Corp.
5.700%, 8/15/18	250,000	298,704
UnionBanCal Corp.
5.250%, 12/16/13	100,000	105,110
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	213,358
United Technologies Corp.
4.875%, 5/1/15	50,000	55,711
6.125%, 2/1/19	287,000	354,633
3.100%, 6/1/22	150,000	157,071
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	228,472
6.000%, 2/15/18	150,000	180,734
URS Corp.
3.850%, 4/1/17§	150,000	150,411
Valero Energy Corp.
6.125%, 2/1/20	150,000	173,247
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	100,000	101,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Verizon Communications, Inc.
1.950%, 3/28/14	$300,000	$306,146
5.500%, 2/15/18	250,000	297,338
8.750%, 11/1/18	600,000	821,400
Viacom, Inc.
1.250%, 2/27/15	250,000	249,715
3.500%, 4/1/17	250,000	267,469
Virginia Electric & Power Co.
Series A
5.400%, 1/15/16	100,000	113,814
Wachovia Corp.
4.875%, 2/15/14	100,000	104,718
5.750%, 6/15/17	500,000	584,544
Wal-Mart Stores, Inc.
3.625%, 7/8/20	300,000	328,934
3.250%, 10/25/20	300,000	321,441
Walt Disney Co.
4.500%, 12/15/13	250,000	263,774
3.750%, 6/1/21	50,000	55,598
Waste Management, Inc.
7.375%, 3/11/19	83,000	105,039
WellPoint, Inc.
5.250%, 1/15/16	500,000	559,777
Wells Fargo & Co.
5.125%, 9/15/16	100,000	110,329
5.625%, 12/11/17	700,000	815,822
3.500%, 3/8/22	150,000	153,834
Western Union Co.
5.930%, 10/1/16	100,000	115,419
Williams Partners LP
4.125%, 11/15/20	400,000	422,745
Wisconsin Electric Power Co.
2.950%, 9/15/21	200,000	208,133
Wyeth LLC
5.500%, 2/1/14	50,000	53,715
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	150,750
Xcel Energy, Inc.
4.700%, 5/15/20	250,000	286,699
Xerox Corp.
4.250%, 2/15/15	500,000	524,841
2.950%, 3/15/17	250,000	251,985
6.350%, 5/15/18	100,000	116,839
Yum! Brands, Inc.
3.875%, 11/1/20	200,000	214,176

Total United States		473,424,720

Total Investments (98.5%) (Cost $733,318,800)	$764,385,677
Other Assets Less Liabilities (1.5%)	11,816,058

Net Assets (100%)	$776,201,735

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $16,390,496 or 2.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2012. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2012.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2012, the market value of these securities amounted to $7,719,788 or 1.0% of net assets.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CZK	— Czech Koruna
EUR	— European Currency Unit
GBP	— British Pound
HUF	— Hungary Forint
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

At June 30, 2012 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. Canadian Dollar, expiring 9/4/12	JPMorgan Chase Bank	484,064	6,300	$6,061,177	$6,178,955	$(117,778)
Japanese Yen vs. Canadian Dollar, expiring 9/4/12	JPMorgan Chase Bank	23,132	300	289,647	294,236	(4,589)
Japanese Yen vs. European Union Euro, expiring 9/7/12	JPMorgan Chase Bank	1,231,264	12,600	15,417,827	15,955,569	(537,742)
Japanese Yen vs. New Zealand Dollar, expiring 9/13/12	JPMorgan Chase Bank	872,955	14,250	10,931,974	11,349,668	(417,694)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. Australian Dollar, expiring 9/18/12	JPMorgan Chase Bank	1,237,541	15,750	$15,498,697	$16,002,955	$(504,258)
Japanese Yen vs. U.S. Dollar, expiring 9/7/12	JPMorgan Chase Bank	181,650	2,304	2,274,611	2,304,188	(29,577)
U.S. Dollar vs. Czech Republic Krona, expiring 8/14/12	JPMorgan Chase Bank	6,454	126,000	6,453,761	6,247,158	206,603
U.S. Dollar vs. Poland Zloty, expiring 8/21/12	JPMorgan Chase Bank	6,228	21,500	6,227,552	6,413,236	(185,684)
U.S. Dollar vs. South African Rand, expiring 8/29/12	JPMorgan Chase Bank	4,135	35,000	4,135,293	4,243,684	(108,391)
U.S. Dollar vs. Japanese Yen, expiring 9/7/12	JPMorgan Chase Bank	4,193	330,000	4,193,362	4,132,242	61,120
U.S. Dollar vs. Brazilian Real, expiring 8/20/12	State Street Bank & Trust	6,194	13,000	6,194,311	6,409,477	(215,166)
U.S. Dollar vs. British Pound, expiring 8/29/12	JPMorgan Chase Bank	2,038	1,300	2,037,696	2,035,676	2,020
U.S. Dollar vs. British Pound, expiring 8/29/12	JPMorgan Chase Bank	468	300	468,355	469,771	(1,416)
European Union Euro vs. Hungarian Forint, expiring 2/12/13	JPMorgan Chase Bank	2,488	758,000	3,156,910	3,262,819	(105,909)
European Union Euro vs. Hungarian Forint, expiring 2/12/13	JPMorgan Chase Bank	2,501	759,000	3,173,782	3,267,123	(93,341)

						$(2,051,802)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$12,097,131	$—	$12,097,131
Consumer Staples	—	20,685,134	—	20,685,134
Energy	—	16,054,254	—	16,054,254
Financials	—	89,588,821	—	89,588,821
Health Care	—	14,777,100	—	14,777,100
Industrials	—	13,445,806	—	13,445,806
Information Technology	—	8,365,386	—	8,365,386
Materials	—	11,075,116	—	11,075,116
Telecommunication Services	—	13,099,131	—	13,099,131
Utilities	—	18,242,974	—	18,242,974
Forward Currency Contracts	—	269,743	—	269,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Government Securities
Foreign Governments	$—	$172,533,413	$—	$172,533,413
Municipal Bonds	—	1,212,488	—	1,212,488
Supranational	—	26,929,018	—	26,929,018
U.S. Government Agencies	—	46,572,527	—	46,572,527
U.S. Treasuries	—	299,707,378	—	299,707,378

Total Assets	$—	$764,655,420	$—	$764,655,420

Liabilities:
Forward Currency Contracts	$—	$(2,321,545)	$—	$(2,321,545)

Total Liabilities	$—	$(2,321,545)	$—	$(2,321,545)

Total	$—	$762,333,875	$—	$762,333,875

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	269,743
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$269,743

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(2,321,545)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,321,545)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(5,184,945)	—	(5,184,945)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(5,184,945)	$—	$(5,184,945)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(1,586,857)	—	(1,586,857)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(1,586,857)	$—	$(1,586,857)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $195,356,000 during the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency contracts for hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$97,657,533
Long-term U.S. Treasury securities	39,266,320

$136,923,853

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$264,364,947
Long-term U.S. Treasury securities	135,497,890

$399,862,837

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,283,294
Aggregate gross unrealized depreciation	(7,316,700)

Net unrealized appreciation	$30,966,594

Federal income tax cost of investments	$733,419,083

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $733,318,800)	$764,385,677
Cash	3,943,210
Foreign cash (Cost $286,549)	287,435
Receivable for securities sold	12,030,636
Dividends, interest and other receivables	6,477,321
Receivable from Separate Accounts for Trust shares sold	440,341
Unrealized appreciation on forward foreign currency contracts	269,743
Other assets	8,805

Total assets	787,843,168

LIABILITIES
Payable for securities purchased	8,397,606
Unrealized depreciation on forward foreign currency contracts	2,321,545
Investment management fees payable	349,705
Payable to Separate Accounts for Trust shares redeemed	227,174
Distribution fees payable - Class IB	127,560
Administrative fees payable	103,367
Distribution fees payable - Class IA	4,358
Accrued expenses	110,118

Total liabilities	11,641,433

NET ASSETS	$776,201,735

Net assets were comprised of:
Paid in capital	$713,950,124
Accumulated undistributed net investment income (loss)	11,512,051
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	21,769,546
Net unrealized appreciation (depreciation) on investments and foreign currency translations	28,970,014

Net assets	$776,201,735

Class IA
Net asset value, offering and redemption price per share, $21,412,575 / 2,104,271 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.18

Class IB
Net asset value, offering and redemption price per share, $622,959,978 / 61,394,103 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.15

Class K
Net asset value, offering and redemption price per share, $131,829,182 / 12,943,596 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest (net of $49,354 foreign withholding tax)	$11,319,679

EXPENSES
Investment management fees	2,192,177
Distribution fees - Class IB	776,843
Administrative fees	646,714
Custodian fees	48,732
Printing and mailing expenses	44,725
Professional fees	36,104
Distribution fees - Class IA	17,507
Trustees’ fees	13,026
Miscellaneous	44,958

Total expenses	3,820,786

NET INVESTMENT INCOME (LOSS)	7,498,893

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	13,326,548
Foreign currency transactions	(4,333,536)

Net realized gain (loss)	8,993,012

Change in unrealized appreciation (depreciation) on:
Securities	(3,696,977)
Foreign currency translations	(1,431,843)

Net change in unrealized appreciation (depreciation)	(5,128,820)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,864,192

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,363,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,498,893	$30,491,320
Net realized gain (loss) on investments and foreign currency transactions	8,993,012	41,045,437
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,128,820)	(7,606,236)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,363,085	63,930,521

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,250,921)
Class IB	—	(20,497,187)
Class K†	—	(14,920,433)

	—	(36,668,541)

Distributions from net realized capital gains
Class IA	—	(69,528)
Class IB	—	(2,112,961)
Class K†	—	(1,451,340)

	—	(3,633,829)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(40,302,370)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 390,547 and 11,119,690 shares, respectively ]	3,952,653	113,464,600
Capital shares issued in reinvestment of dividends and distributions [ 0 and 129,335 shares, respectively ]	—	1,320,449
Capital shares repurchased [ (322,972) and (90,135,559) shares, respectively ]	(3,263,997)	(947,714,960	)(z)

Total Class IA transactions	688,656	(832,929,911)

Class IB
Capital shares sold [ 4,218,280 and 13,136,902 shares, respectively ]	42,547,485	134,115,664
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,263,516 shares, respectively ]	—	22,610,148
Capital shares repurchased [ (4,937,652) and (10,991,161) shares, respectively ]	(49,818,557)	(112,425,549)

Total Class IB transactions	(7,271,072)	44,300,263

Class K†
Capital shares sold [ 866,359 and 74,460,545 shares, respectively ]	8,733,508	786,539,601	(z)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,636,618 shares, respectively ]	—	16,371,773
Capital shares repurchased [ (26,776,789) and (37,243,137) shares, respectively ]	(269,496,627)	(386,663,160)

Total Class K transactions	(260,763,119)	416,248,214

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(267,345,535)	(372,381,434)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(255,982,450)	(348,753,283)
NET ASSETS:
Beginning of period	1,032,184,185	1,380,937,468

End of period (a)	$776,201,735	$1,032,184,185

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,512,051	$4,013,158

† Class K commenced operations on August 26, 2011.
(z) On August 29, 2011, certain affiliated shareholders of the EQ/Global Bond PLUS Portfolio exchanged approximately
73,494,192 Class IA shares for approximately 73,494,192 Class K shares. This exchange amounted to approximately $776,446,517.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009		2008	2007
Net asset value, beginning of period	$10.04	$9.97	$9.66	$9.56		$10.77	$10.08

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.21 (e)	0.28 (e)	0.34	(e)	0.44 (e)	0.45 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.04	0.27	0.34	(0.12)		0.32 †	0.52

Total from investment operations	0.14	0.48	0.62	0.22		0.76	0.97

Less distributions:
Dividends from net investment income	—	(0.37)	(0.31)	(0.08)		(1.97)	(0.27)
Distributions from net realized gains	—	(0.04)	—	(0.04)		—	(0.01)

Total dividends and distributions	—	(0.41)	(0.31)	(0.12)		(1.97)	(0.28)

Net asset value, end of period	$10.18	$10.04	$9.97	$9.66		$9.56	$10.77

Total return (b)	1.39%	4.78%	6.44%	2.27%		6.73%	9.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,413	$20,439	$807,035	$708,202		$511,658	$604,149
Ratio of expenses to average net assets (a)	0.93%	0.74%	0.74%	0.80%		0.86%	0.87%
Ratio of net investment income (loss) to average net assets (a)	1.91%	2.05%	2.79%	3.58%		4.02%	4.26%
Portfolio turnover rate	17%	86%	148%	159%		121%	82%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009		2008	2007
Net asset value, beginning of period	$10.01	$9.95	$9.63	$9.56		$10.76	$10.08

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.21 (e)	0.25 (e)	0.23	(e)	0.41 (e)	0.42 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.05	0.23	0.35	(0.04)		0.33 †	0.51

Total from investment operations	0.14	0.44	0.60	0.19		0.74	0.93

Less distributions:
Dividends from net investment income	—	(0.34)	(0.28)	(0.08)		(1.94)	(0.24)
Distributions from net realized gains	—	(0.04)	—	(0.04)		—	(0.01)

Total dividends and distributions	—	(0.38)	(0.28)	(0.12)		(1.94)	(0.25)

Net asset value, end of period	$10.15	$10.01	$9.95	$9.63		$9.56	$10.76

Total return (b)	1.40%	4.41%	6.28%	1.96%		6.51%	9.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$622,960	$621,818	$573,902	$497,365		$493,198	$234,871
Ratio of expenses to average net assets (a)	1.01%	0.99%	0.99%	1.05	%(c)	1.11%	1.12%
Ratio of net investment income (loss) to average net assets (a)	1.83%	2.09%	2.55%	2.50%		3.73%	4.00%
Portfolio turnover rate	17%	86%	148%	159%		121%	82%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.04	$10.53

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(0.19)

Total from investment operations	0.14	(0.09)

Less distributions:
Dividends from net investment income	—	(0.36)
Distributions from net realized gains	—	(0.04)

Total dividends and distributions	—	(0.40)

Net asset value, end of period	$10.18	$10.04

Total return (b)	1.39%	(0.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$131,829	$389,927
Ratio of expenses to average net assets (a)	0.76%	0.74%
Ratio of net investment income (loss) to average net assets (a)	2.09%	2.94%
Portfolio turnover rate	17%	86%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	14.9%
Information Technology	10.9
Consumer Staples	10.7
Consumer Discretionary	8.7
Industrials	7.8
Energy	7.6
Health Care	7.2
Materials	5.2
Telecommunication Services	3.7
Utilities	2.5
Cash and Other	20.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,061.50	$6.04
Hypothetical (5% average return before expenses)	1,000.00	1,019.00	5.92
Class IB
Actual	1,000.00	1,062.60	6.04
Hypothetical (5% average return before expenses)	1,000.00	1,019.00	5.92
Class K
Actual	1,000.00	1,063.30	4.76
Hypothetical (5% average return before expenses)	1,000.00	1,020.25	4.66

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.18%, 1.18% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (2.3%)
AGL Energy Ltd.	30,417	$461,284
Alumina Ltd.	132,164	108,536
Amcor Ltd.	67,707	493,418
AMP Ltd.	160,152	635,919
APA Group	33,145	169,846
Asciano Ltd.	54,769	246,331
ASX Ltd.	9,832	301,610
Australia & New Zealand Banking Group Ltd.	150,256	3,410,976
Bendigo and Adelaide Bank Ltd.	24,507	186,807
BGP Holdings plc*†(b)	796,081	—
BHP Billiton Ltd.	180,807	5,893,685
Boral Ltd.	37,253	113,095
Brambles Ltd.	87,212	553,157
Caltex Australia Ltd.	6,587	92,021
Campbell Brothers Ltd.	3,791	212,382
Centro Retail Australia (REIT)	72,578	147,486
CFS Retail Property Trust Group (REIT)	115,081	228,873
Coca-Cola Amatil Ltd.	31,970	439,098
Cochlear Ltd.	3,198	216,588
Commonwealth Bank of Australia	88,669	4,852,533
Computershare Ltd.	23,743	181,502
Crown Ltd.	21,568	188,399
CSL Ltd.	29,132	1,181,547
Dexus Property Group (REIT)	258,138	246,911
Echo Entertainment Group Ltd.	41,762	183,199
Fairfax Media Ltd.	115,331	66,029
Fortescue Metals Group Ltd.	80,651	412,184
Goodman Group (REIT)	91,791	347,927
GPT Group (REIT)	81,277	274,934
Harvey Norman Holdings Ltd.	22,569	45,455
Iluka Resources Ltd.	23,503	275,410
Incitec Pivot Ltd.	91,448	269,582
Insurance Australia Group Ltd.	116,677	418,116
Leighton Holdings Ltd.	7,619	128,432
Lend Lease Group	30,507	226,448
Lynas Corp., Ltd.*	114,541	101,274
Macquarie Group Ltd.	18,581	500,282
Metcash Ltd.	43,340	150,018
Mirvac Group (REIT)	191,879	251,287
National Australia Bank Ltd.	125,543	3,048,863
Newcrest Mining Ltd.	42,877	998,018
Orica Ltd.	20,480	521,278
Origin Energy Ltd.	60,930	766,405
OZ Minerals Ltd.	16,627	134,918
Qantas Airways Ltd.*	69,049	76,532
QBE Insurance Group Ltd.	64,935	895,271
QR National Ltd.	95,873	336,165
Ramsay Health Care Ltd.	6,717	156,023
Rio Tinto Ltd.	24,439	1,436,497
Santos Ltd.	52,988	581,936
Sonic Healthcare Ltd.	20,742	270,497
SP AusNet	93,733	97,860
Stockland Corp., Ltd. (REIT)	129,994	411,595
Suncorp Group Ltd.	72,185	602,444
Sydney Airport	19,023	56,678

TABCORP Holdings Ltd.	44,812	$135,035
Tatts Group Ltd.	70,347	189,634
Telstra Corp., Ltd.	244,289	925,701
Toll Holdings Ltd.	38,276	157,171
Transurban Group	73,655	429,454
Wesfarmers Ltd.	56,446	1,737,734
Westfield Group (REIT)	123,030	1,198,643
Westfield Retail Trust (REIT)	162,816	477,292
Westpac Banking Corp.	171,262	3,725,726
Whitehaven Coal Ltd.	29,736	127,966
Woodside Petroleum Ltd.	36,150	1,157,684
Woolworths Ltd.	68,805	1,892,445
WorleyParsons Ltd.	11,541	299,772

		47,057,818

Austria (0.1%)
Andritz AG	4,124	212,312
Erste Group Bank AG*	12,667	240,817
Immofinanz AG*	46,393	147,682
OMV AG	8,270	259,622
Raiffeisen Bank International AG	3,303	108,181
Telekom Austria AG	18,668	183,495
Verbund AG	4,569	104,596
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,193	88,598
Voestalpine AG	5,805	153,911

		1,499,214

Belgium (0.3%)
Ageas	126,131	249,839
Anheuser-Busch InBev N.V.	45,031	3,500,836
Belgacom S.A.	8,232	233,886
Colruyt S.A.	4,140	184,483
Delhaize Group S.A.	5,696	208,624
Groupe Bruxelles Lambert S.A.	4,529	307,790
KBC Groep N.V.	7,847	166,583
Mobistar S.A.	1,805	61,732
Solvay S.A.	3,328	329,248
Telenet Group Holding N.V.	3,233	141,224
UCB S.A.	5,960	300,751
Umicore S.A.	6,337	292,945

		5,977,941

Bermuda (0.0%)
Nabors Industries Ltd.*	15,668	225,619
Seadrill Ltd.	19,743	704,827

		930,446

Brazil (1.8%)
Banco Bradesco S.A. (Preference)	281,700	4,178,164
BRF - Brasil Foods S.A.	359,254	5,410,721
Cia de Bebidas das Americas (Preference) (ADR)	174,100	6,673,253
Cielo S.A.	112,100	3,279,002
Lojas Arapua S.A. (Preference)*†(b)	1,248,000	—
PDG Realty S.A. Empreendimentos e Participacoes	691,900	1,216,035
Petroleo Brasileiro S.A.	79,570	744,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Petroleo Brasileiro S.A. (BM&FBOVESPA) (ADR)	131,000	$2,458,870
Petroleo Brasileiro S.A. (New York Exchange) (ADR)	33,700	611,318
Petroleo Brasileiro S.A. (Preference)	366,142	3,312,323
Raia Drogasil S.A.	71,800	718,536
Ultrapar Participacoes S.A.	130,900	2,977,103
Vale S.A. (New York Exchange) (Preference) (ADR)	1,100	21,461
Vale S.A. (Preference), Class A	12,156	236,463
Vale S.A. (Tradegate Exchange) (Preference) (ADR)	187,785	3,663,685
Vale S.A. (ADR)	51,100	1,014,335

		36,516,062

Cayman Islands (0.0%)
Veripos, Inc.*†	1,579	497

Chile (0.6%)
Banco Santander Chile S.A (ADR)	28,400	2,200,716
Cencosud S.A.	392,316	2,159,207
Empresa Nacional de Electricidad S.A.	1,161,897	1,970,758
Empresa Nacional de Electricidad S.A. (ADR)	2,900	147,987
S.A.C.I. Falabella	305,736	2,793,295
Sociedad Quimica y Minera de Chile S.A. (ADR)	45,700	2,544,119

		11,816,082

China (1.8%)
China Construction Bank Corp., Class H	6,047,420	4,169,538
China Pacific Insurance Group Co., Ltd., Class H	1,176,200	3,834,471
China Telecom Corp., Ltd., Class H	8,114,000	3,559,303
China ZhengTong Auto Services Holdings Ltd.*	398,000	211,602
Hengan International Group Co., Ltd.	320,500	3,116,275
PetroChina Co., Ltd., Class H	3,658,000	4,760,230
Ping An Insurance Group Co. of China Ltd., Class H	540,500	4,361,660
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,320,300	1,656,536
Tencent Holdings Ltd.	247,400	7,305,848
Tingyi Cayman Islands Holding Corp.	458,000	1,180,914
Tsingtao Brewery Co., Ltd., Class H	316,000	1,807,860
Yangzijiang Shipbuilding Holdings Ltd.	128,497	103,097

		36,067,334

Cyprus (0.1%)
Eurasia Drilling Co., Ltd. (GDR)(b)(m)	57,983	1,479,984

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	30	$187,479
A. P. Moller - Maersk A/S, Class B	73	480,404
Carlsberg A/S, Class B	6,002	472,941
Coloplast A/S, Class B	1,279	229,876
Danske Bank A/S*	36,595	509,880
DSV A/S	10,114	200,684
Novo Nordisk A/S, Class B	22,838	3,303,998
Novozymes A/S, Class B	13,701	355,127
TDC A/S	24,822	172,535
Tryg A/S	1,679	94,269
William Demant Holding A/S*	1,548	139,120

		6,146,313

Finland (0.2%)
Elisa Oyj	8,937	179,938
Fortum Oyj	24,924	473,565
Kesko Oyj, Class B	3,065	80,123
Kone Oyj, Class B	8,736	529,012
Metso Oyj	6,949	240,591
Neste Oil Oyj	7,908	89,105
Nokia Oyj	210,101	432,817
Nokian Renkaat Oyj	6,228	237,375
Orion Oyj, Class B	5,670	107,562
Pohjola Bank plc, Class A	9,252	108,050
Sampo Oyj, Class A	23,514	611,238
Stora Enso Oyj, Class R	30,965	191,114
UPM-Kymmene Oyj	29,474	334,051
Wartsila Oyj	9,411	309,359

		3,923,900

France (2.3%)
Accor S.A.	8,293	261,103
Aeroports de Paris S.A.	1,669	126,115
Air Liquide S.A.	17,825	2,039,371
Alcatel-Lucent S.A.*	130,307	216,497
Alstom S.A.	11,568	367,438
Arkema S.A.	3,735	244,726
AtoS	3,238	193,901
AXA S.A.‡	99,156	1,327,125
BNP Paribas S.A.	54,185	2,091,747
Bouygues S.A.	10,606	285,812
Bureau Veritas S.A.	3,069	272,805
Cap Gemini S.A.	8,307	306,230
Carrefour S.A.	32,396	598,610
Casino Guichard Perrachon S.A.	3,106	272,724
Christian Dior S.A.	3,059	421,287
Cie de Saint-Gobain S.A.	22,531	833,748
Cie Generale de Geophysique-Veritas*	7,678	198,382
Cie Generale des Etablissements Michelin	10,099	660,522
Cie Generale d’Optique Essilor International S.A.	11,405	1,059,457
CNP Assurances S.A.*	8,494	103,780
Credit Agricole S.A.*	53,447	235,926
Danone S.A.	32,415	2,012,400
Dassault Systemes S.A.	3,427	321,939
Edenred	9,434	267,697
EDF S.A.	13,495	300,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Eurazeo S.A.	2,191	$84,467
Eutelsat Communications S.A.	6,969	214,275
Fonciere des Regions (REIT)	1,097	79,035
France Telecom S.A.	103,993	1,368,512
GDF Suez S.A.	69,485	1,657,838
Gecina S.A. (REIT)	1,202	107,551
Groupe Eurotunnel S.A. (Registered)	30,806	250,503
ICADE (REIT)	1,439	109,164
Iliad S.A.	1,335	193,158
Imerys S.A.	1,514	77,317
J.C. Decaux S.A.	4,360	96,206
Klepierre S.A. (REIT)	5,328	175,570
Lafarge S.A.	10,478	468,946
Lagardere S.C.A.	6,192	172,871
Legrand S.A.	13,330	453,355
L’Oreal S.A.	13,482	1,579,324
LVMH Moet Hennessy Louis Vuitton S.A.	14,239	2,170,285
Natixis S.A.	55,381	149,863
Pernod-Ricard S.A.	11,878	1,270,667
Peugeot S.A.*	11,292	111,667
PPR S.A.	4,269	609,612
Publicis Groupe S.A.	8,198	374,908
Remy Cointreau S.A.	1,273	139,468
Renault S.A.	10,786	432,475
Rexel S.A.	6,151	105,003
Safran S.A.	12,924	479,713
Sanofi S.A.	67,672	5,131,642
Schneider Electric S.A.	29,241	1,629,271
SCOR SE	8,879	215,426
Societe BIC S.A.	1,794	185,340
Societe Generale S.A.*	39,181	923,775
Sodexo S.A.	5,291	412,267
Suez Environnement Co. S.A.	14,710	158,346
Technip S.A.	5,568	581,049
Thales S.A.	5,117	169,328
Total S.A.	119,027	5,371,589
Unibail-Rodamco S.A. (REIT)	5,150	950,155
Vallourec S.A.	5,796	237,884
Veolia Environnement S.A.	18,969	240,037
Vinci S.A.	25,430	1,190,209
Vivendi S.A.	72,286	1,343,843
Wendel S.A.	1,651	122,161
Zodiac Aerospace	1,936	196,994

		47,010,860

Germany (2.1%)
Adidas AG	11,735	841,668
Allianz SE (Registered)	25,532	2,567,368
Axel Springer AG	1,977	85,012
BASF SE	51,504	3,578,944
Bayer AG (Registered)	46,372	3,343,823
Bayerische Motoren Werke (BMW) AG	18,569	1,345,472
Bayerische Motoren Werke (BMW) AG (Preference)	2,823	139,269
Beiersdorf AG	5,657	367,043
Brenntag AG	2,602	287,854
Celesio AG	4,066	66,394
Commerzbank AG*	204,088	346,681
Continental AG	4,490	374,283

Daimler AG (Registered)	50,826	$2,285,846
Deutsche Bank AG (Registered)	52,126	1,894,431
Deutsche Boerse AG	10,941	590,510
Deutsche Lufthansa AG (Registered)	14,182	164,160
Deutsche Post AG (Registered)	47,473	840,800
Deutsche Telekom AG (Registered)	157,527	1,728,111
E.ON AG	100,995	2,175,478
Fraport AG	2,367	127,443
Fresenius Medical Care AG & Co. KGaA	11,768	832,959
Fresenius SE & Co. KGaA	6,957	721,408
GEA Group AG	9,804	260,320
Hannover Rueckversicherung AG (Registered)	3,387	201,113
HeidelbergCement AG	7,893	378,914
Henkel AG & Co. KGaA	7,290	403,987
Henkel AG & Co. KGaA (Preference)	9,995	663,785
Hochtief AG*	1,735	84,024
Hugo Boss AG	1,185	117,210
Infineon Technologies AG	60,977	413,452
K+S AG (Registered)	9,667	441,071
Kabel Deutschland Holding AG*	5,052	314,400
Lanxess AG	4,670	294,578
Linde AG	9,594	1,494,343
MAN SE	2,375	242,729
Merck KGaA	3,627	361,945
Metro AG	7,282	212,420
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	10,058	1,419,082
Porsche Automobil Holding SE (Preference)	8,592	427,844
ProSiebenSat.1 Media AG (Preference)	5,041	112,530
RWE AG	27,449	1,122,086
RWE AG (Preference)	1,774	65,678
Salzgitter AG	1,760	72,350
SAP AG	51,597	3,046,986
Siemens AG (Registered)	46,137	3,878,172
Suedzucker AG	3,957	139,974
ThyssenKrupp AG	21,655	352,789
United Internet AG (Registered)	5,693	97,730
Volkswagen AG	1,657	249,997
Volkswagen AG (Preference)	8,111	1,285,980
Wacker Chemie AG	1,071	73,615

		42,934,061

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	11,823	209,744
OPAP S.A.	15,274	96,118

		305,862

Hong Kong (1.3%)
AIA Group Ltd.	574,800	1,981,879
Ajisen China Holdings Ltd.	1,469,000	1,019,970
ASM Pacific Technology Ltd.	10,800	137,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Bank of East Asia Ltd.	75,800	$272,980
Belle International Holdings Ltd.	1,174,000	2,008,091
BOC Hong Kong Holdings Ltd.	207,500	637,243
Cathay Pacific Airways Ltd.	78,000	126,168
Cheung Kong Holdings Ltd.	78,000	962,851
Cheung Kong Infrastructure Holdings Ltd.	26,000	156,626
China Mengniu Dairy Co., Ltd.	1,999,000	5,284,582
China Resources Enterprise Ltd.	602,000	1,798,940
Chow Tai Fook Jewellery Group Ltd.*	678,600	845,135
CLP Holdings Ltd.	101,000	859,052
First Pacific Co., Ltd.	104,000	108,085
Foxconn International Holdings Ltd.*	112,913	41,186
Galaxy Entertainment Group Ltd.*	85,000	213,504
Hang Lung Group Ltd.	49,000	301,989
Hang Lung Properties Ltd.	126,000	428,908
Hang Seng Bank Ltd.	42,900	587,929
Henderson Land Development Co., Ltd.	53,000	294,457
Hong Kong & China Gas Co., Ltd.	292,468	621,284
Hong Kong Exchanges and Clearing Ltd.	57,500	824,836
Hopewell Holdings Ltd.	37,000	105,846
Hutchison Whampoa Ltd.	120,000	1,037,866
Hysan Development Co., Ltd.	33,000	125,519
Kerry Properties Ltd.	45,000	192,822
Li & Fung Ltd.	320,000	620,944
Lifestyle International Holdings Ltd.	23,000	50,625
Link REIT (REIT)	127,000	519,231
MGM China Holdings Ltd.	54,800	84,283
MTR Corp., Ltd.	81,000	277,199
New World Development Co., Ltd.	196,500	231,986
Noble Group Ltd.	210,181	187,656
NWS Holdings Ltd.	87,000	126,681
Orient Overseas International Ltd.	14,500	71,054
PCCW Ltd.	268,000	98,456
Power Assets Holdings Ltd.	78,000	585,655
Shangri-La Asia Ltd.	86,166	165,256
Sino Land Co., Ltd.	163,400	248,036
SJM Holdings Ltd.	104,000	194,048
Sun Hung Kai Properties Ltd.	88,000	1,044,235
Swire Pacific Ltd., Class A	38,000	443,249
Wharf Holdings Ltd.	85,100	473,119
Wheelock & Co., Ltd.	55,000	208,986
Wing Hang Bank Ltd.	9,500	92,068
Yue Yuen Industrial Holdings Ltd.	38,000	119,620

		26,817,858

Hungary (0.2%)
Richter Gedeon Nyrt.	21,940	3,618,974

India (1.6%)
ACC Ltd.	107,522	$2,460,140
Asian Paints Ltd.	31,188	2,178,189
Dr. Reddy’s Laboratories Ltd.	83,976	2,488,616
Glenmark Pharmaceuticals Ltd.	342,335	2,238,956
HDFC Bank Ltd.	451,406	4,582,179
IndusInd Bank Ltd.*	367,970	2,240,999
ITC Ltd.	785,169	3,656,762
Larsen & Toubro Ltd.	65,281	1,648,502
Reliance Industries Ltd.	87,978	1,170,074
Tata Consultancy Services Ltd.	119,978	2,759,744
Tata Motors Ltd.	781,475	3,411,446
Tata Steel Ltd.	295,234	2,338,321
Yes Bank Ltd.*	345,266	2,114,947

		33,288,875

Indonesia (1.1%)
PT Astra International Tbk	6,155,000	4,500,693
PT Bank Central Asia Tbk	957,000	746,872
PT Bank Mandiri (Persero) Tbk	4,358,000	3,373,323
PT Indofood Sukses Makmur Tbk	4,216,000	2,183,614
PT Indosat Tbk	4,711,500	2,174,636
PT Kalbe Farma Tbk	5,326,500	2,144,332
PT Lippo Karawaci Tbk	44,927,000	3,837,733
PT Telekomunikasi Indonesia (Persero) Tbk	4,100,000	3,569,060

		22,530,263

Ireland (0.5%)
Accenture plc, Class A	34,582	2,078,032
Covidien plc	25,878	1,384,473
CRH plc	40,334	775,419
Elan Corp. plc*	28,200	411,083
Experian plc	56,374	796,349
Ingersoll-Rand plc	16,026	675,977
James Hardie Industries SE (CDI)	24,479	200,502
Kerry Group plc, Class A	8,206	359,242
Seagate Technology plc	20,295	501,895
Shire plc	31,553	906,855
WPP plc	70,692	859,212
XL Group plc	16,638	350,064

		9,299,103

Israel (0.2%)
Bank Hapoalim B.M.	59,521	184,419
Bank Leumi Le-Israel B.M.*	74,404	181,425
Bezeq Israeli Telecommunication Corp., Ltd.	117,836	124,687
Delek Group Ltd.	318	46,965
Elbit Systems Ltd.	866	29,967
Israel Chemicals Ltd.	25,003	276,028
Israel Corp., Ltd.	99	55,736
Mizrahi Tefahot Bank Ltd.*	9,369	72,984
NICE Systems Ltd.*	3,043	111,091
Teva Pharmaceutical Industries Ltd.	52,839	2,082,702

		3,166,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Italy (0.6%)
Assicurazioni Generali S.p.A.	65,503	$888,916
Atlantia S.p.A.	18,582	237,332
Autogrill S.p.A.	8,219	74,641
Banca Monte dei Paschi di Siena S.p.A.*	448,856	112,608
Banco Popolare S.c.a.r.l.*	87,008	116,959
Enel Green Power S.p.A.	89,711	142,233
Enel S.p.A.	369,190	1,191,405
Eni S.p.A.	134,766	2,876,091
Exor S.p.A.	3,985	85,817
Fiat Industrial S.p.A.	48,020	473,209
Fiat S.p.A.*	52,105	263,656
Finmeccanica S.p.A.*	25,455	102,939
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	66,865	76,559
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	565,229	808,450
Luxottica Group S.p.A.	6,566	230,228
Mediaset S.p.A.	48,179	84,291
Mediobanca S.p.A.	25,595	113,344
Pirelli & C. S.p.A.	14,796	156,077
Prysmian S.p.A.	11,444	171,171
Saipem S.p.A.	14,854	661,532
Snam S.p.A.	90,195	402,090
Telecom Italia S.p.A.	527,021	519,347
Telecom Italia S.p.A. (RNC)	338,405	272,213
Terna Rete Elettrica Nazionale S.p.A.	77,448	279,054
UniCredit S.p.A.*	227,249	861,106
Unione di Banche Italiane S.c.p.A.	51,193	168,026

		11,369,294

Japan (6.0%)
ABC-Mart, Inc.	1,200	44,849
Advantest Corp.	9,500	148,562
Aeon Co., Ltd.	33,700	420,071
Aeon Credit Service Co., Ltd.	5,600	103,843
Aeon Mall Co., Ltd.	4,900	104,226
Air Water, Inc.	8,000	96,764
Aisin Seiki Co., Ltd.	10,800	359,395
Ajinomoto Co., Inc.	36,000	500,470
Alfresa Holdings Corp.	2,300	121,908
All Nippon Airways Co., Ltd.	43,000	121,946
Amada Co., Ltd.	18,000	106,765
Aozora Bank Ltd.	41,000	97,858
Asahi Glass Co., Ltd.	57,000	383,661
Asahi Group Holdings Ltd.	21,700	466,063
Asahi Kasei Corp.	71,000	385,180
Asics Corp.	9,000	114,349
Astellas Pharma, Inc.	24,900	1,087,630
Bank of Kyoto Ltd.	17,000	128,767
Bank of Yokohama Ltd.	69,000	325,899
Benesse Holdings, Inc.	3,900	174,361
Bridgestone Corp.	36,500	837,228
Brother Industries Ltd.	14,600	167,091
Canon, Inc.	63,600	2,546,720
Casio Computer Co., Ltd.	15,900	104,255
Central Japan Railway Co.	84	663,853
Chiba Bank Ltd.	46,000	276,276
Chiyoda Corp.	9,000	110,258

Chubu Electric Power Co., Inc.	36,200	$587,738
Chugai Pharmaceutical Co., Ltd.	12,600	238,545
Chugoku Bank Ltd.	9,000	117,271
Chugoku Electric Power Co., Inc.	16,700	274,958
Citizen Holdings Co., Ltd.	13,300	78,067
Coca-Cola West Co., Ltd.	2,300	40,106
Cosmo Oil Co., Ltd.	36,000	91,547
Credit Saison Co., Ltd.	9,800	217,465
Dai Nippon Printing Co., Ltd.	31,000	242,721
Daicel Corp.	13,000	79,840
Daido Steel Co., Ltd.	19,000	118,327
Daihatsu Motor Co., Ltd.	12,000	210,220
Dai-ichi Life Insurance Co., Ltd.	476	551,397
Daiichi Sankyo Co., Ltd.	37,800	636,440
Daikin Industries Ltd.	13,200	370,629
Dainippon Sumitomo Pharma Co., Ltd.	11,000	112,197
Daito Trust Construction Co., Ltd.	4,100	388,931
Daiwa House Industry Co., Ltd.	29,000	411,703
Daiwa Securities Group, Inc.	93,400	351,653
DeNA Co., Ltd.	5,200	138,034
Denki Kagaku Kogyo KK	32,000	111,687
Denso Corp.	27,300	929,537
Dentsu, Inc.	10,186	301,328
East Japan Railway Co.	19,037	1,195,220
Eisai Co., Ltd.	14,100	619,045
Electric Power Development Co., Ltd.	6,100	159,978
FamilyMart Co., Ltd.	3,300	151,098
FANUC Corp.	10,700	1,757,980
Fast Retailing Co., Ltd.	3,000	602,242
Fuji Electric Co., Ltd.	34,000	83,042
Fuji Heavy Industries Ltd.	33,000	266,372
Fujifilm Holdings Corp.	26,000	491,539
Fujitsu Ltd.	105,000	503,129
Fukuoka Financial Group, Inc.	39,000	152,394
Furukawa Electric Co., Ltd.	30,000	71,081
Gree, Inc.	5,900	118,563
GS Yuasa Corp.	21,000	95,986
Gunma Bank Ltd.	18,000	85,147
Hachijuni Bank Ltd.	22,000	114,459
Hakuhodo DY Holdings, Inc.	1,230	81,439
Hamamatsu Photonics KK	4,400	148,993
Hankyu Hanshin Holdings, Inc.	65,000	328,236
Hino Motors Ltd.	12,000	86,719
Hirose Electric Co., Ltd.	1,900	187,860
Hisamitsu Pharmaceutical Co., Inc.	3,500	172,386
Hitachi Chemical Co., Ltd.	6,500	101,861
Hitachi Construction Machinery Co., Ltd.	6,000	112,955
Hitachi High-Technologies Corp.	2,700	66,536
Hitachi Ltd.	253,200	1,557,211
Hitachi Metals Ltd.	11,000	131,052
Hokkaido Electric Power Co., Inc.	8,700	112,445
Hokuriku Electric Power Co.	8,600	133,842
Honda Motor Co., Ltd.	91,400	3,183,885
Hoya Corp.	24,400	537,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Ibiden Co., Ltd.	7,700	$139,059
Idemitsu Kosan Co., Ltd.	1,100	98,366
IHI Corp.	74,000	157,933
INPEX Corp.	123	689,578
Isetan Mitsukoshi Holdings Ltd.	19,400	205,787
Isuzu Motors Ltd.	67,000	358,203
ITOCHU Corp.	84,500	886,714
ITOCHU Techno-Solutions Corp.	1,300	62,891
Iyo Bank Ltd.	14,000	111,732
J. Front Retailing Co., Ltd.	26,000	130,630
Japan Petroleum Exploration Co.	1,700	64,727
Japan Prime Realty Investment Corp. (REIT)	41	115,495
Japan Real Estate Investment Corp. (REIT)	30	275,811
Japan Retail Fund Investment Corp. (REIT)	117	185,521
Japan Steel Works Ltd.	20,000	110,381
Japan Tobacco, Inc.	50,400	1,493,531
JFE Holdings, Inc.	25,900	433,074
JGC Corp.	12,000	347,319
Joyo Bank Ltd.	33,000	150,241
JS Group Corp.	14,900	315,216
JSR Corp.	9,900	171,747
JTEKT Corp.	12,300	127,046
Jupiter Telecommunications Co., Ltd.	112	114,331
JX Holdings, Inc.	126,033	647,431
Kajima Corp.	44,000	129,100
Kamigumi Co., Ltd.	12,000	95,781
Kaneka Corp.	19,000	105,121
Kansai Electric Power Co., Inc.	42,100	504,343
Kansai Paint Co., Ltd.	12,000	128,499
Kao Corp.	29,500	813,609
Kawasaki Heavy Industries Ltd.	80,000	218,882
Kawasaki Kisen Kaisha Ltd.*	50,000	98,970
KDDI Corp.	151	974,002
Keikyu Corp.	24,000	218,375
Keio Corp.	32,000	231,998
Keisei Electric Railway Co., Ltd.	17,000	143,551
Keyence Corp.	2,580	638,081
Kikkoman Corp.	11,000	136,035
Kinden Corp.	6,000	39,393
Kintetsu Corp.	91,000	362,868
Kirin Holdings Co., Ltd.	49,000	577,502
Kobe Steel Ltd.	138,000	165,771
Koito Manufacturing Co., Ltd.	6,000	84,028
Komatsu Ltd.	52,400	1,255,921
Konami Corp.	5,000	113,562
Konica Minolta Holdings, Inc.	24,500	193,078
Kubota Corp.	61,000	562,954
Kuraray Co., Ltd.	19,300	249,829
Kurita Water Industries Ltd.	5,600	129,482
Kyocera Corp.	8,600	742,585
Kyowa Hakko Kirin Co., Ltd.	13,000	133,565
Kyushu Electric Power Co., Inc.	22,500	266,917
Lawson, Inc.	3,600	251,865
Mabuchi Motor Co., Ltd.	1,700	67,746
Makita Corp.	6,300	221,499

Marubeni Corp.	93,000	$618,984
Marui Group Co., Ltd.	14,100	107,611
Maruichi Steel Tube Ltd.	3,000	64,543
Mazda Motor Corp.*	144,300	195,867
McDonald’s Holdings Co. Japan Ltd.	3,210	90,319
Medipal Holdings Corp.	9,700	137,249
MEIJI Holdings Co., Ltd.	3,422	157,090
Miraca Holdings, Inc.	2,600	108,109
Mitsubishi Chemical Holdings Corp.	76,000	334,712
Mitsubishi Corp.	78,800	1,591,255
Mitsubishi Electric Corp.	108,000	900,131
Mitsubishi Estate Co., Ltd.	70,000	1,255,739
Mitsubishi Gas Chemical Co., Inc.	19,000	107,986
Mitsubishi Heavy Industries Ltd.	170,000	690,289
Mitsubishi Logistics Corp.	6,000	63,326
Mitsubishi Materials Corp.	59,000	170,812
Mitsubishi Motors Corp.*	218,000	219,362
Mitsubishi Tanabe Pharma Corp.	12,000	172,427
Mitsubishi UFJ Financial Group, Inc.	714,400	3,418,970
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,010	125,405
Mitsui & Co., Ltd.	97,500	1,446,582
Mitsui Chemicals, Inc.	55,000	137,821
Mitsui Fudosan Co., Ltd.	47,000	911,742
Mitsui O.S.K. Lines Ltd.	61,000	219,728
Mizuho Financial Group, Inc.	1,279,944	2,166,731
MS&AD Insurance Group Holdings, Inc.	28,407	497,219
Murata Manufacturing Co., Ltd.	11,400	598,024
Nabtesco Corp.	6,300	140,073
Namco Bandai Holdings, Inc.	9,200	126,457
NEC Corp.*	146,000	226,612
Nexon Co., Ltd.*	227,400	4,448,711
NGK Insulators Ltd.	14,000	154,521
NGK Spark Plug Co., Ltd.	9,000	118,827
NHK Spring Co., Ltd.	9,000	96,907
Nidec Corp.	6,100	462,591
Nikon Corp.	19,100	580,245
Nintendo Co., Ltd.	6,000	700,105
Nippon Building Fund, Inc. (REIT)	34	329,222
Nippon Electric Glass Co., Ltd.	21,000	124,902
Nippon Express Co., Ltd.	45,000	185,764
Nippon Meat Packers, Inc.	9,000	119,187
Nippon Paper Group, Inc.	6,592	104,648
Nippon Steel Corp.	286,000	648,068
Nippon Telegraph & Telephone Corp.	24,459	1,136,418
Nippon Yusen KK	90,000	239,020
Nishi-Nippon City Bank Ltd.	42,000	102,347
Nissan Motor Co., Ltd.	139,400	1,320,215
Nisshin Seifun Group, Inc.	9,000	105,351
Nisshin Steel Co., Ltd.	41,000	57,565
Nissin Foods Holdings Co., Ltd.	3,300	125,732
Nitori Holdings Co., Ltd.	1,950	184,649
Nitto Denko Corp.	9,300	396,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

NKSJ Holdings, Inc.	20,981	$447,180
NOK Corp.	5,800	123,510
Nomura Holdings, Inc.	203,700	760,727
Nomura Real Estate Holdings, Inc.	4,100	75,072
Nomura Real Estate Office Fund, Inc. (REIT)	17	95,985
Nomura Research Institute Ltd.	6,100	134,446
NSK Ltd.	24,000	154,942
NTN Corp.	31,000	97,350
NTT Data Corp.	70	214,942
NTT DoCoMo, Inc.	857	1,426,200
NTT Urban Development Corp.	67	54,138
Obayashi Corp.	32,000	140,219
Odakyu Electric Railway Co., Ltd.	35,000	348,223
OJI Paper Co., Ltd.	45,000	172,796
Olympus Corp.*	11,600	188,137
Omron Corp.	11,400	240,705
Ono Pharmaceutical Co., Ltd.	4,600	289,336
Oracle Corp. Japan	2,200	94,686
Oriental Land Co., Ltd.	2,800	320,226
ORIX Corp.	5,880	547,300
Osaka Gas Co., Ltd.	105,000	440,116
Otsuka Corp.	1,100	94,370
Otsuka Holdings Co., Ltd.	20,400	625,063
Panasonic Corp.	123,800	1,006,937
Rakuten, Inc.	40,700	421,482
Resona Holdings, Inc.	105,805	436,698
Ricoh Co., Ltd.	36,000	303,902
Rinnai Corp.	1,800	124,016
Rohm Co., Ltd.	5,400	207,710
Sankyo Co., Ltd.	2,700	131,734
Sanrio Co., Ltd.	3,000	109,343
Santen Pharmaceutical Co., Ltd.	3,700	151,746
SBI Holdings, Inc.	1,475	109,385
Secom Co., Ltd.	11,800	541,656
Sega Sammy Holdings, Inc.	11,100	225,760
Seiko Epson Corp.	8,600	87,173
Sekisui Chemical Co., Ltd.	24,000	223,493
Sekisui House Ltd.	30,000	283,140
Seven & I Holdings Co., Ltd.	42,300	1,274,554
Seven Bank Ltd.	27,300	70,054
Sharp Corp.	56,000	284,272
Shikoku Electric Power Co., Inc.	9,600	203,847
Shimadzu Corp.	12,000	103,547
Shimamura Co., Ltd.	1,200	138,807
Shimano, Inc.	4,200	274,721
Shimizu Corp.	39,000	135,365
Shin-Etsu Chemical Co., Ltd.	23,000	1,265,381
Shinsei Bank Ltd.	92,000	111,625
Shionogi & Co., Ltd.	16,800	228,456
Shiseido Co., Ltd.	20,200	318,463
Shizuoka Bank Ltd.	31,000	318,766
Showa Denko KK	70,000	136,040
Showa Shell Sekiyu KK	11,600	71,041
SMC Corp.	3,000	519,225
Softbank Corp.	49,700	1,847,803
Sojitz Corp.	77,000	127,405
Sony Corp.	56,400	802,606
Sony Financial Holdings, Inc.	8,700	142,311

Square Enix Holdings Co., Ltd.	3,500	$55,189
Stanley Electric Co., Ltd.	8,700	134,294
Sumco Corp.*	4,300	39,023
Sumitomo Chemical Co., Ltd.	84,000	258,328
Sumitomo Corp.	63,100	882,801
Sumitomo Electric Industries Ltd.	42,300	525,912
Sumitomo Heavy Industries Ltd.	34,000	152,662
Sumitomo Metal Industries Ltd.	189,000	311,121
Sumitomo Metal Mining Co., Ltd.	29,000	326,407
Sumitomo Mitsui Financial Group, Inc.	75,307	2,484,293
Sumitomo Mitsui Trust Holdings, Inc.	175,020	522,870
Sumitomo Realty & Development Co., Ltd.	20,000	492,096
Sumitomo Rubber Industries Ltd.	10,600	138,101
Suruga Bank Ltd.	9,000	92,179
Suzuken Co., Ltd.	3,400	114,675
Suzuki Motor Corp.	20,000	409,957
Sysmex Corp.	4,100	162,034
T&D Holdings, Inc.	32,500	346,626
Taiheiyo Cement Corp.	64,000	146,852
Taisei Corp.	50,000	133,946
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	160,623
Taiyo Nippon Sanso Corp.	11,000	64,266
Takashimaya Co., Ltd.	16,000	122,849
Takeda Pharmaceutical Co., Ltd.	44,300	2,010,306
TDK Corp.	6,900	280,063
Teijin Ltd.	53,000	161,257
Terumo Corp.	8,500	349,208
THK Co., Ltd.	6,200	117,442
Tobu Railway Co., Ltd.	57,000	300,251
Toho Co., Ltd.	7,000	120,912
Toho Gas Co., Ltd.	23,000	142,847
Tohoku Electric Power Co., Inc.*	24,100	242,130
Tokio Marine Holdings, Inc.	40,600	1,020,841
Tokyo Electric Power Co., Inc.*	75,300	145,542
Tokyo Electron Ltd.	9,600	448,958
Tokyo Gas Co., Ltd.	138,000	704,775
Tokyu Corp.	64,000	301,246
Tokyu Land Corp.	22,000	109,209
TonenGeneral Sekiyu KK	15,000	133,141
Toppan Printing Co., Ltd.	31,000	207,239
Toray Industries, Inc.	82,000	559,261
Toshiba Corp.	226,000	857,742
Tosoh Corp.	30,000	81,465
TOTO Ltd.	16,000	119,486
Toyo Seikan Kaisha Ltd.	10,100	122,373
Toyo Suisan Kaisha Ltd.	4,000	106,779
Toyoda Gosei Co., Ltd.	3,500	80,468
Toyota Boshoku Corp.	3,400	41,262
Toyota Industries Corp.	9,100	259,992
Toyota Motor Corp.	154,700	6,235,273
Toyota Tsusho Corp.	11,900	226,979
Trend Micro, Inc.	5,300	156,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Tsumura & Co.	4,300	$113,785
Ube Industries Ltd.	57,000	132,294
Unicharm Corp.	6,400	364,589
Ushio, Inc.	6,900	85,311
USS Co., Ltd.	1,250	135,022
West Japan Railway Co.	9,500	391,290
Yahoo! Japan Corp.	817	264,403
Yakult Honsha Co., Ltd.	5,100	199,661
Yamada Denki Co., Ltd.	4,660	237,848
Yamaguchi Financial Group, Inc.	14,000	123,401
Yamaha Corp.	10,100	103,931
Yamaha Motor Co., Ltd.	14,100	134,519
Yamato Holdings Co., Ltd.	21,000	338,113
Yamato Kogyo Co., Ltd.	2,200	61,302
Yamazaki Baking Co., Ltd.	7,000	91,660
Yaskawa Electric Corp.	11,000	83,479
Yokogawa Electric Corp.	10,800	111,474

		122,515,647

Luxembourg (0.1%)
ArcelorMittal S.A.	52,536	811,581
Millicom International Cellular S.A. (SDR)	3,523	332,387
SES S.A. (FDR)	15,885	375,638
Tenaris S.A.	26,497	463,274

		1,982,880

Macau (0.0%)
Sands China Ltd.	135,587	434,333
Wynn Macau Ltd.	87,600	205,984

		640,317

Malaysia (0.6%)
AirAsia Bhd	1,789,600	2,024,557
Axiata Group Bhd	2,315,400	3,998,749
CIMB Group Holdings Bhd	1,385,100	3,314,719
Gamuda Berhad	278,700	308,049
Sime Darby Bhd	860,900	2,686,999

		12,333,073

Mexico (1.0%)
Alfa S.A.B. de C.V., Class A	106,100	1,695,729
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	72,200	6,443,850
Fresnillo plc	10,070	231,107
Grupo Televisa S.A.B. (ADR)	124,400	2,672,112
Mexichem S.A.B. de C.V.	490,906	2,111,606
Wal-Mart de Mexico S.A.B. de C.V.	2,448,900	6,551,964

		19,706,368

Netherlands (1.3%)
Aegon N.V.	96,448	449,263
Akzo Nobel N.V.	13,166	619,328
ASML Holding N.V.	23,548	1,199,943
Corio N.V. (REIT)	3,901	171,825
D.E Master Blenders 1753 N.V.*	33,497	377,699
Delta Lloyd N.V.	4,464	61,986
European Aeronautic Defence and Space Co. N.V.	23,033	816,811
Fugro N.V. (CVA)	3,846	233,701

Gemalto N.V.	4,476	$321,897
Heineken Holding N.V.	5,661	253,375
Heineken N.V.	12,926	675,187
ING Groep N.V. (CVA)*	214,818	1,449,341
Koninklijke (Royal) KPN N.V.	80,302	768,925
Koninklijke Ahold N.V.	58,670	727,003
Koninklijke Boskalis Westminster N.V.	3,455	114,018
Koninklijke DSM N.V.	8,654	426,966
Koninklijke Philips Electronics N.V.	56,688	1,120,926
Koninklijke Vopak N.V.	3,948	253,171
QIAGEN N.V.*	13,153	219,634
Randstad Holding N.V.	6,722	198,514
Reed Elsevier N.V.	38,601	441,569
Royal Dutch Shell plc, Class A	205,706	6,929,463
Royal Dutch Shell plc, Class B	149,235	5,208,329
SBM Offshore N.V.*	9,233	128,139
TNT Express N.V.	18,306	214,142
Unilever N.V. (CVA)	91,348	3,057,456
Wolters Kluwer N.V.	16,937	269,630

		26,708,241

New Zealand (0.0%)
Auckland International Airport Ltd.	51,337	100,724
Contact Energy Ltd.*	26,670	103,257
Fletcher Building Ltd.	38,243	180,880
SKYCITY Entertainment Group Ltd.	25,791	70,417
Telecom Corp. of New Zealand Ltd.	108,138	207,660

		662,938

Norway (0.2%)
Aker Solutions ASA	8,191	116,627
DNB ASA	54,834	545,502
Gjensidige Forsikring ASA	10,077	117,241
Norsk Hydro ASA	52,285	235,974
Orkla ASA	43,321	314,444
Statoil ASA	62,590	1,496,654
Telenor ASA	40,600	677,108
Yara International ASA	10,493	459,524

		3,963,074

Peru (0.3%)
Cia de Minas Buenaventura S.A. (ADR)	78,840	2,994,343
Credicorp Ltd.	31,770	3,999,525

		6,993,868

Philippines (1.1%)
Ayala Corp.	254,386	2,850,545
Bloomberry Resorts Corp.*	3,365,500	763,977
DMCI Holdings, Inc.	131,430	177,945
Metro Pacific Investments Corp.	43,939,000	4,376,151
Metropolitan Bank & Trust	2,255,031	4,960,545
Philippine Long Distance Telephone Co.	77,290	4,866,378
SM Investments Corp.	257,830	4,481,562

		22,477,103

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Poland (0.5%)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,881,298	$2,346,148
Powszechny Zaklad Ubezpieczen S.A.	37,209	3,739,354
Telekomunikacja Polska S.A.	853,521	3,990,203

		10,075,705

Portugal (0.3%)
Banco Espirito Santo S.A. (Registered)*	107,261	73,247
EDP - Energias de Portugal S.A.	107,180	253,202
Galp Energia SGPS S.A., Class B	12,246	155,321
Jeronimo Martins SGPS S.A.	296,539	5,003,980
Portugal Telecom SGPS S.A. (Registered)	35,207	154,737

		5,640,487

Russia (0.6%)
Gazprom OAO (ADR)	300,183	2,841,567
LUKOIL OAO (ADR)	129,017	7,235,273
Rosneft Oil Co. (Registered) (GDR)	509,089	3,194,919

		13,271,759

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	114,000	194,639
CapitaLand Ltd.	144,000	310,856
CapitaMall Trust (REIT)	137,000	207,527
CapitaMalls Asia Ltd.	85,564	106,704
City Developments Ltd.	26,000	232,359
ComfortDelGro Corp., Ltd.	96,000	117,635
Cosco Corp., (Singapore) Ltd.	77,000	60,435
DBS Group Holdings Ltd.	102,000	1,125,875
Fraser and Neave Ltd.	52,000	289,791
Genting Singapore plc	342,457	384,321
Global Logistic Properties Ltd.*	123,000	204,909
Golden Agri-Resources Ltd.	410,225	219,300
Hutchison Port Holdings Trust, Class U	293,000	209,459
Jardine Cycle & Carriage Ltd.	6,000	221,372
Keppel Corp., Ltd.	80,600	660,444
Keppel Land Ltd.	48,000	123,371
Neptune Orient Lines Ltd.*	72,750	64,216
Olam International Ltd.	77,000	112,051
Oversea-Chinese Banking Corp., Ltd.	145,000	1,012,953
SembCorp Industries Ltd.	55,000	224,857
SembCorp Marine Ltd.	46,000	175,639
Singapore Airlines Ltd.	30,000	246,621
Singapore Exchange Ltd.	47,000	235,942
Singapore Press Holdings Ltd.	86,000	265,555
Singapore Technologies Engineering Ltd.	86,000	212,227
Singapore Telecommunications Ltd.	447,000	1,168,832
StarHub Ltd.	36,288	98,393
United Overseas Bank Ltd.	71,000	1,055,100
UOL Group Ltd.	31,000	121,528

Wilmar International Ltd.	108,000	$310,482

		9,973,393

South Africa (0.8%)
AngloGold Ashanti Ltd.	37,513	1,285,781
AngloGold Ashanti Ltd. (ADR)	9,370	321,766
AVI Ltd.	386,927	2,374,407
Clicks Group Ltd.	433,800	2,859,173
Life Healthcare Group Holdings Ltd.	340,606	1,298,158
Naspers Ltd., Class N	93,144	4,981,003
Pick n Pay Stores Ltd.	470,357	2,526,122
Sasol Ltd.	43,700	1,838,379

		17,484,789

South Korea (3.3%)
Cheil Industries, Inc.	21,331	1,877,513
Cheil Worldwide, Inc.	65,748	1,049,547
Hyundai Engineering & Construction Co., Ltd.	37,741	2,169,833
Hyundai Heavy Industries Co., Ltd.	12,820	2,921,611
Hyundai Motor Co.	38,832	7,966,279
Hyundai Steel Co.	299	22,207
KB Financial Group, Inc.	57,721	1,880,068
Korea Aerospace Industries Ltd.	63,600	1,643,384
Korean Air Lines Co., Ltd.*	41,404	1,830,894
LG Chem Ltd.	10,891	2,816,771
LG Household & Health Care Ltd.	3,695	1,991,056
Mando Corp.	7,459	1,111,026
NCSoft Corp.	14,231	3,410,019
NHN Corp.	12,305	2,698,497
Samsung Electronics Co., Ltd.	16,910	17,928,369
Samsung Electronics Co., Ltd. (Preference)	5,797	3,836,306
Samsung Fire & Marine Insurance Co., Ltd.	10,156	2,010,859
Samsung Life Insurance Co., Ltd.	13,790	1,124,224
Shinhan Financial Group Co., Ltd.	78,269	2,724,135
SK C&C Co., Ltd.	22,049	2,065,586
SM Entertainment Co.*	36,990	1,572,395
Woongjin Coway Co., Ltd.	78,408	2,443,688

		67,094,267

Spain (0.7%)
Abertis Infraestructuras S.A.*†	980	13,269
Abertis Infraestructuras S.A.	19,605	265,450
Acciona S.A.	1,464	87,421
Acerinox S.A.	6,517	73,214
ACS Actividades de Construccion y Servicios S.A.	7,128	152,807
Amadeus IT Holding S.A., Class A	17,586	372,421
Banco Bilbao Vizcaya Argentaria S.A.	265,622	1,914,433
Banco de Sabadell S.A.	111,442	217,518
Banco Popular Espanol S.A.	65,296	148,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Banco Santander S.A.	524,944	$3,505,991
Bankia S.A.*	57,848	67,956
CaixaBank	49,867	163,110
Distribuidora Internacional de Alimentacion S.A.*	38,467	180,794
Enagas S.A.	9,628	175,693
Ferrovial S.A.	24,121	271,967
Gas Natural SDG S.A.	19,492	250,390
Grifols S.A.*	7,614	193,127
Iberdrola S.A.	217,773	1,031,133
Inditex S.A.	12,237	1,265,669
Mapfre S.A.	47,118	96,044
Red Electrica Corporacion S.A.	5,794	252,675
Repsol YPF S.A.	44,517	715,753
Telefonica S.A.	230,343	3,038,924
Zardoya Otis S.A.*†	370	4,117
Zardoya Otis S.A.	7,407	82,423

		14,540,333

Sweden (0.8%)
Alfa Laval AB	18,835	323,651
Assa Abloy AB, Class B	18,607	520,307
Atlas Copco AB, Class A	37,668	813,303
Atlas Copco AB, Class B	21,898	418,685
Boliden AB	15,362	214,886
Electrolux AB	13,506	269,664
Elekta AB, Class B	5,184	236,411
Getinge AB, Class B	11,236	278,437
Hennes & Mauritz AB, Class B	53,246	1,914,346
Hexagon AB, Class B	13,296	229,286
Holmen AB, Class B	2,786	75,845
Husqvarna AB, Class B	19,673	93,131
Industrivarden AB, Class C	7,710	99,524
Investment AB Kinnevik, Class B	12,656	254,195
Investor AB, Class B	25,559	488,991
Lundin Petroleum AB*	12,497	234,444
Modern Times Group AB, Class B	2,747	127,486
Nordea Bank AB	147,551	1,277,422
Ratos AB, Class B	11,418	108,600
Sandvik AB	56,293	724,730
Scania AB, Class B	17,964	308,458
Securitas AB, Class B	15,909	123,762
Skandinaviska Enskilda Banken AB, Class A	79,149	515,930
Skanska AB, Class B	21,329	327,120
SKF AB, Class B	21,995	435,146
SSAB AB, Class A	10,174	84,663
Svenska Cellulosa AB, Class B	32,467	487,602
Svenska Handelsbanken AB, Class A	27,492	906,253
Swedbank AB, Class A	46,025	727,826
Swedish Match AB	11,952	482,357
Tele2 AB, Class B	17,843	276,540
Telefonaktiebolaget LM Ericsson, Class B	168,899	1,541,190
TeliaSonera AB	121,451	776,969
Volvo AB, Class B	78,062	894,252

		16,591,412

Switzerland (2.6%)
ABB Ltd. (Registered)*	123,319	$2,012,594
ACE Ltd.	18,173	1,347,164
Actelion Ltd. (Registered)*	6,227	255,756
Adecco S.A. (Registered)*	7,437	330,959
Aryzta AG*	4,898	243,408
Baloise Holding AG (Registered)	2,433	160,616
Banque Cantonale Vaudoise (Registered)	173	91,766
Barry Callebaut AG (Registered)*	79	71,766
Cie Financiere Richemont S.A., Class A	29,274	1,606,573
Credit Suisse Group AG (Registered)*	65,234	1,191,745
GAM Holding AG*	9,486	105,606
Geberit AG (Registered)*	2,124	418,967
Givaudan S.A. (Registered)*	466	457,695
Glencore International plc	77,695	360,951
Holcim Ltd. (Registered)*	12,844	711,582
Julius Baer Group Ltd.*	11,597	419,884
Kuehne + Nagel International AG (Registered)	3,031	320,816
Lindt & Spruengli AG*	57	176,192
Lindt & Spruengli AG (Registered)*	5	183,689
Lonza Group AG (Registered)*	3,207	133,544
Nestle S.A. (Registered)	185,036	11,037,660
Noble Corp.*	13,684	445,141
Novartis AG (Registered)	128,982	7,194,609
Pargesa Holding S.A.	1,180	70,313
Partners Group Holding AG	663	117,869
Roche Holding AG	39,395	6,800,658
Schindler Holding AG	2,729	305,184
Schindler Holding AG (Registered)	1,127	127,082
SGS S.A. (Registered)	307	575,254
Sika AG	115	221,482
Sonova Holding AG (Registered)*	2,628	253,591
STMicroelectronics N.V.	35,523	195,360
Straumann Holding AG (Registered)	491	72,113
Sulzer AG (Registered)	1,307	154,947
Swatch Group AG	6,990	2,765,667
Swatch Group AG (Registered)	2,392	166,421
Swiss Life Holding AG (Registered)*	1,665	157,117
Swiss Prime Site AG (Registered)*	2,771	231,280
Swiss Reinsurance AG*	19,752	1,240,877
Swisscom AG (Registered)	1,308	525,816
Syngenta AG (Registered)	5,305	1,811,038
TE Connectivity Ltd.	22,939	731,983
Transocean Ltd.	19,656	883,472
Tyco International Ltd.	24,836	1,312,583
UBS AG (Registered)*	204,090	2,386,709
Wolseley plc	15,992	597,498
Xstrata plc	116,384	1,469,001
Zurich Insurance Group AG*	8,264	1,864,521

		54,316,519

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Taiwan (1.4%)
Advanced Semiconductor Engineering, Inc.	61,000	$49,747
Asustek Computer, Inc.	271,862	2,514,772
Catcher Technology Co., Ltd.	277,000	1,874,860
Chailease Holding Co., Ltd.*	874,000	1,278,459
Formosa Plastics Corp.	538,000	1,446,736
Foxconn Technology Co., Ltd.	2,000	7,328
Fubon Financial Holding Co., Ltd.	1,443,849	1,457,585
Hon Hai Precision Industry Co., Ltd.	1,263,033	3,808,488
HTC Corp.	62,812	825,869
Lung Yen Life Service Corp.	280,000	807,217
MediaTek, Inc.	64,000	593,106
MStar Semiconductor, Inc.	314,000	2,119,772
Taiwan Cement Corp.	1,402,000	1,672,556
Taiwan Semiconductor Manufacturing Co., Ltd.*	2,923,133	8,001,008
Uni-President Enterprises Corp.	1,875,016	3,012,241

		29,469,744

Thailand (0.8%)
Bank of Ayudhya PCL (NVDR)	394,900	371,274
Banpu PCL (Registered)	16,950	239,093
Banpu PCL (NVDR)	164,550	2,333,243
Kasikornbank PCL	90,500	472,741
Kasikornbank PCL (NVDR)	783,400	4,016,927
Land and Houses PCL (NVDR)	14,846,700	3,676,333
PTT PCL	12,700	129,159
PTT PCL (NVDR)	155,700	1,592,180
Siam Cement PCL (NVDR)	170,500	1,701,449
Supalai PCL (NVDR)	191,600	103,454
Thai Airways International PCL*	1,733,400	1,178,887
Thai Airways International PCL (NVDR)*	448,800	307,468

		16,122,208

Turkey (0.9%)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	377,637	4,842,846
Haci Omer Sabanci Holding A/S	682,457	2,878,757
Turk Telekomunikasyon A/S	645,530	2,640,250
Turkiye Garanti Bankasi A/S	1,851,746	7,300,589

		17,662,442

United Kingdom (5.6%)
3i Group plc	51,407	159,145
Aberdeen Asset Management plc	48,729	198,454
Admiral Group plc	11,407	213,355
Aggreko plc	14,988	487,547
AMEC plc	18,603	293,614
Anglo American plc	74,409	2,441,358
Antofagasta plc	22,132	379,840
Aon plc	17,513	819,258
ARM Holdings plc	77,185	614,655
Associated British Foods plc	19,994	402,291
AstraZeneca plc	71,589	3,199,951
Aviva plc	163,019	697,800

Babcock International Group plc	20,162	$269,786
BAE Systems plc	181,584	821,736
Balfour Beatty plc	38,621	180,907
Barclays plc	650,066	1,664,034
BG Group plc	190,434	3,897,768
BHP Billiton plc	118,436	3,382,109
BP plc	1,064,189	7,130,237
British American Tobacco plc	110,394	5,618,866
British Land Co. plc (REIT)	47,996	384,482
British Sky Broadcasting Group plc	62,724	684,573
BT Group plc	436,413	1,446,676
Bunzl plc	18,566	304,145
Burberry Group plc	24,615	513,449
Capita plc	36,695	377,324
Capital Shopping Centres Group plc (REIT)	31,425	158,930
Carnival plc	10,167	347,917
Centrica plc	290,161	1,446,504
Cobham plc	60,576	220,621
Compass Group plc	106,197	1,113,924
Croda International plc	7,651	271,663
Diageo plc	140,342	3,610,335
Eurasian Natural Resources Corp.	16,968	110,733
Evraz plc	19,242	78,749
G4S plc	79,177	346,260
GKN plc	87,207	248,312
GlaxoSmithKline plc	283,099	6,419,506
Hammerson plc (REIT)	39,942	278,428
HSBC Holdings plc	1,009,563	8,901,761
ICAP plc	27,770	147,022
IMI plc	18,160	237,017
Imperial Tobacco Group plc	56,121	2,159,371
Inmarsat plc	23,503	180,791
InterContinental Hotels Group plc	16,337	394,825
International Consolidated Airlines Group S.A.*	45,100	113,340
International Power plc†	85,752	560,857
Intertek Group plc	8,989	377,785
Invensys plc	43,164	150,669
Investec plc	26,613	155,359
ITV plc	207,444	250,411
J Sainsbury plc	68,514	324,522
Johnson Matthey plc	12,047	417,714
Kazakhmys plc	10,967	124,848
Kingfisher plc	132,915	600,977
Land Securities Group plc (REIT)	43,723	507,069
Legal & General Group plc	329,476	660,629
Lloyds Banking Group plc*	2,317,949	1,140,131
London Stock Exchange Group plc	9,901	155,976
Lonmin plc	10,347	126,306
Man Group plc	94,905	113,471
Marks & Spencer Group plc	90,012	460,167
Meggitt plc	43,724	265,156
National Grid plc	199,950	2,116,395
Next plc	9,441	473,405
Old Mutual plc	273,045	649,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Pearson plc	45,771	$909,063
Petrofac Ltd.	14,557	318,239
Prudential plc	142,905	1,655,751
Randgold Resources Ltd.	4,890	440,035
Reckitt Benckiser Group plc	36,986	1,950,704
Reed Elsevier plc	68,298	547,919
Resolution Ltd.	77,275	237,411
Rexam plc	49,233	325,700
Rio Tinto plc	75,504	3,606,017
Rolls-Royce Holdings plc*	105,003	1,416,585
Rolls-Royce Holdings plc (Preference)*†(b)	13,369,356	20,938
Royal Bank of Scotland Group plc*	114,981	389,790
RSA Insurance Group plc	198,227	336,036
SABMiller plc (Johannesburg Stock Exchange)	140,498	5,678,475
SABMiller plc (Quote MTF Exchange)	53,560	2,151,361
Sage Group plc	73,253	318,292
Schroders plc	5,847	123,083
Segro plc (REIT)	41,688	142,106
Serco Group plc	27,963	235,119
Severn Trent plc	13,336	345,405
Smith & Nephew plc	50,271	503,229
Smiths Group plc	22,034	350,714
SSE plc	52,634	1,147,512
Standard Chartered plc	133,691	2,914,574
Standard Life plc	132,084	484,397
Subsea 7 S.A.	15,796	313,581
Tate & Lyle plc	26,196	266,197
Tesco plc	450,435	2,189,499
TUI Travel plc	21,635	57,733
Tullow Oil plc	50,759	1,171,733
Unilever plc	71,974	2,418,985
United Utilities Group plc	38,264	404,855
Vedanta Resources plc	5,224	75,255
Vodafone Group plc	2,794,195	7,850,666
Weir Group plc	11,864	286,145
Whitbread plc	9,987	318,695
WM Morrison Supermarkets plc	132,472	552,873

		115,455,720

United States (32.4%)
3M Co.	37,236	3,336,346
Abbott Laboratories	84,436	5,443,589
Abercrombie & Fitch Co., Class A	4,324	147,621
Adobe Systems, Inc.*	26,618	861,625
Advanced Micro Devices, Inc.*	31,844	182,466
AES Corp.*	34,913	447,934
Aetna, Inc.	18,527	718,292
Aflac, Inc.	25,090	1,068,583
Agilent Technologies, Inc.	18,602	729,942
AGL Resources, Inc.	6,356	246,295
Air Products and Chemicals, Inc.	11,344	915,801
Airgas, Inc.	3,730	313,357
Akamai Technologies, Inc.*	9,649	306,356
Alcoa, Inc.	56,678	495,933
Alexion Pharmaceuticals, Inc.*	10,307	1,023,485
Allegheny Technologies, Inc.	5,791	184,675

Allergan, Inc.	16,502	$1,527,590
Allstate Corp.	26,363	925,078
Alpha Natural Resources, Inc.*	11,916	103,788
Altera Corp.	17,185	581,540
Altria Group, Inc.	109,198	3,772,791
Amazon.com, Inc.*	19,342	4,416,746
Ameren Corp.	12,867	431,559
American Electric Power Co., Inc.	25,986	1,036,841
American Express Co.	53,733	3,127,798
American International Group, Inc.*	34,314	1,101,136
American Tower Corp. (REIT)	21,173	1,480,204
Ameriprise Financial, Inc.	11,631	607,836
AmerisourceBergen Corp.	13,358	525,637
Amgen, Inc.	41,734	3,048,251
Amphenol Corp., Class A	8,677	476,541
Anadarko Petroleum Corp.	26,807	1,774,623
Analog Devices, Inc.	15,891	598,614
Apache Corp.	20,972	1,843,229
Apartment Investment & Management Co. (REIT), Class A	7,239	195,670
Apollo Group, Inc., Class A*	5,800	209,902
Apple, Inc.*	50,183	29,306,872
Applied Materials, Inc.	68,764	788,035
Archer-Daniels-Midland Co.	35,333	1,043,030
Assurant, Inc.	4,462	155,456
AT&T, Inc.	314,646	11,220,276
Autodesk, Inc.*	12,276	429,537
Automatic Data Processing, Inc.	26,243	1,460,685
AutoNation, Inc.*	2,301	81,179
AutoZone, Inc.*	1,420	521,381
AvalonBay Communities, Inc. (REIT)	5,093	720,558
Avery Dennison Corp.	5,400	147,636
Avon Products, Inc.	23,386	379,087
Baker Hughes, Inc.	23,489	965,398
Ball Corp.	8,472	347,776
Bank of America Corp.	578,327	4,730,715
Bank of New York Mellon Corp.	63,998	1,404,756
Baxter International, Inc.	29,544	1,570,264
BB&T Corp.	37,486	1,156,443
Beam, Inc.	8,454	528,290
Becton, Dickinson and Co.	10,875	812,906
Bed Bath & Beyond, Inc.*	12,462	770,152
Bemis Co., Inc.	5,596	175,379
Berkshire Hathaway, Inc., Class B*	94,376	7,864,352
Best Buy Co., Inc.	14,883	311,948
Big Lots, Inc.*	3,287	134,077
Biogen Idec, Inc.*	12,856	1,856,149
BlackRock, Inc.	6,877	1,167,852
BMC Software, Inc.*	8,681	370,505
Boeing Co.	40,196	2,986,563
BorgWarner, Inc.*	6,220	407,970
Boston Properties, Inc. (REIT)	8,038	871,078
Boston Scientific Corp.*	77,005	436,618
Bristol-Myers Squibb Co.	90,642	3,258,580
Broadcom Corp., Class A*	26,606	899,283
Brown-Forman Corp., Class B	5,283	511,659

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

C.H. Robinson Worldwide, Inc.	8,688	$508,509
C.R. Bard, Inc.	4,465	479,720
CA, Inc.	18,839	510,349
Cablevision Systems Corp. - New York Group, Class A	11,763	156,330
Cabot Oil & Gas Corp.	11,143	439,034
Cameron International Corp.*	13,114	560,099
Campbell Soup Co.	9,377	313,004
Capital One Financial Corp.	31,141	1,702,167
Cardinal Health, Inc.	18,509	777,378
CareFusion Corp.*	11,798	302,973
CarMax, Inc.*	12,296	318,958
Carnival Corp.	24,279	832,041
Caterpillar, Inc.	35,006	2,972,359
CBRE Group, Inc., Class A*	17,798	291,175
CBS Corp., Class B	34,776	1,139,957
Celgene Corp.*	23,637	1,516,550
CenterPoint Energy, Inc.	23,121	477,911
CenturyLink, Inc.	33,334	1,316,360
Cerner Corp.*	7,864	650,038
CF Industries Holdings, Inc.	3,500	678,090
Charles Schwab Corp.	57,830	747,742
Chesapeake Energy Corp.	35,391	658,273
Chevron Corp.	105,893	11,171,712
Chipotle Mexican Grill, Inc.*	1,701	646,295
Chubb Corp.	14,484	1,054,725
Cigna Corp.	15,468	680,592
Cincinnati Financial Corp.	8,807	335,282
Cintas Corp.	5,985	231,081
Cisco Systems, Inc.	287,476	4,935,963
Citigroup, Inc.	157,353	4,313,046
Citrix Systems, Inc.*	9,989	838,477
Cliffs Natural Resources, Inc.	7,707	379,878
Clorox Co.	7,043	510,336
CME Group, Inc.	3,567	956,348
CMS Energy Corp.	13,959	328,037
Coach, Inc.	15,418	901,645
Coca-Cola Co.	121,068	9,466,307
Coca-Cola Enterprises, Inc.	15,920	446,397
Cognizant Technology Solutions Corp., Class A*	16,337	980,220
Colgate-Palmolive Co.	25,610	2,666,001
Comcast Corp., Class A	144,689	4,625,707
Comerica, Inc.	10,390	319,077
Computer Sciences Corp.	8,417	208,910
ConAgra Foods, Inc.	22,282	577,772
ConocoPhillips	67,861	3,792,073
CONSOL Energy, Inc.	12,324	372,678
Consolidated Edison, Inc.	15,715	977,316
Constellation Brands, Inc., Class A*	8,158	220,755
Cooper Industries plc	8,601	586,416
Corning, Inc.	81,426	1,052,838
Costco Wholesale Corp.	23,200	2,204,000
Coventry Health Care, Inc.	7,663	243,607
Crown Castle International Corp.*	13,834	811,502
CSX Corp.	55,758	1,246,749
Cummins, Inc.	10,303	998,464
CVS Caremark Corp.	68,770	3,213,622
D.R. Horton, Inc.	15,134	278,163
Danaher Corp.	30,853	1,606,824

Darden Restaurants, Inc.	6,970	$352,891
DaVita, Inc.*	5,084	499,300
Dean Foods Co.*	9,872	168,120
Deere & Co.	21,342	1,725,928
Dell, Inc.*	79,765	998,658
Denbury Resources, Inc.*	21,180	320,030
DENTSPLY International, Inc.	7,708	291,439
Devon Energy Corp.	21,699	1,258,325
DeVry, Inc.	3,244	100,467
Diamond Offshore Drilling, Inc.	3,773	223,097
DIRECTV, Class A*	35,147	1,715,877
Discover Financial Services	28,454	983,939
Discovery Communications, Inc., Class A*	13,641	736,614
Dollar Tree, Inc.*	12,413	667,819
Dominion Resources, Inc.	30,666	1,655,964
Dover Corp.	9,773	523,931
Dow Chemical Co.	64,145	2,020,567
Dr. Pepper Snapple Group, Inc.	11,274	493,238
DTE Energy Co.	9,193	545,421
Duke Energy Corp.	71,802	1,655,754
Dun & Bradstreet Corp.	2,590	184,330
E*TRADE Financial Corp.*	13,556	108,990
E.I. du Pont de Nemours & Co.	50,284	2,542,862
Eastman Chemical Co.	7,433	374,400
Eaton Corp.	18,116	717,937
eBay, Inc.*	61,669	2,590,715
Ecolab, Inc.	15,677	1,074,345
Edison International	17,460	806,652
Edwards Lifesciences Corp.*	6,141	634,365
Electronic Arts, Inc.*	17,171	212,062
Eli Lilly and Co.	54,798	2,351,382
EMC Corp.*	112,676	2,887,886
Emerson Electric Co.	39,365	1,833,622
Entergy Corp.	9,435	640,542
EOG Resources, Inc.	14,466	1,303,531
EQT Corp.	8,112	435,047
Equifax, Inc.	6,504	303,086
Equity Residential (REIT)	16,122	1,005,368
Estee Lauder Cos., Inc., Class A	12,015	650,252
Exelon Corp.	45,740	1,720,739
Expedia, Inc.	4,896	235,351
Expeditors International of Washington, Inc.	11,508	445,935
Express Scripts Holding Co.*	43,224	2,413,196
Exxon Mobil Corp.	250,956	21,474,305
F5 Networks, Inc.*	4,297	427,809
Family Dollar Stores, Inc.	6,246	415,234
Fastenal Co.	15,761	635,326
Federated Investors, Inc., Class B	4,905	107,174
FedEx Corp.	16,922	1,550,224
Fidelity National Information Services, Inc.	12,738	434,111
Fifth Third Bancorp	49,144	658,530
First Horizon National Corp.	13,920	120,408
First Solar, Inc.*	3,376	50,843
FirstEnergy Corp.	22,439	1,103,774
Fiserv, Inc.*	7,374	532,550
FLIR Systems, Inc.	8,362	163,059
Flowserve Corp.	2,957	339,316
Fluor Corp.	9,170	452,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

FMC Corp.	7,381	$394,736
FMC Technologies, Inc.*	12,710	498,613
Ford Motor Co.	204,790	1,963,936
Forest Laboratories, Inc.*	14,115	493,884
Fossil, Inc.*	2,817	215,613
Franklin Resources, Inc.	7,620	845,744
Freeport-McMoRan Copper & Gold, Inc.	50,929	1,735,151
Frontier Communications Corp.	54,011	206,862
GameStop Corp., Class A	6,853	125,821
Gannett Co., Inc.	12,861	189,443
Gap, Inc.	18,018	492,972
General Dynamics Corp.	19,349	1,276,260
General Electric Co.	568,613	11,849,895
General Mills, Inc.	34,733	1,338,610
Genuine Parts Co.	8,282	498,991
Genworth Financial, Inc., Class A*	26,675	150,981
Gilead Sciences, Inc.*	40,639	2,083,968
Goldman Sachs Group, Inc.	26,395	2,530,225
Goodrich Corp.	6,747	856,194
Goodyear Tire & Rubber Co.*	13,080	154,475
Google, Inc., Class A*	13,648	7,916,795
H&R Block, Inc.	15,897	254,034
H.J. Heinz Co.	17,163	933,324
Halliburton Co.	49,526	1,406,043
Harley-Davidson, Inc.	12,388	566,503
Harman International Industries, Inc.	3,810	150,876
Harris Corp.	6,180	258,633
Hartford Financial Services Group, Inc.	23,889	421,163
Hasbro, Inc.	6,284	212,839
HCP, Inc. (REIT)	22,508	993,728
Health Care REIT, Inc. (REIT)	11,466	668,468
Helmerich & Payne, Inc.	5,828	253,401
Hershey Co.	8,158	587,621
Hess Corp.	16,311	708,713
Hewlett-Packard Co.	106,106	2,133,792
Home Depot, Inc.	82,142	4,352,705
Honeywell International, Inc.	41,812	2,334,782
Hormel Foods Corp.	7,452	226,690
Hospira, Inc.*	8,940	312,721
Host Hotels & Resorts, Inc. (REIT)	38,464	608,500
Hudson City Bancorp, Inc.	28,635	182,405
Humana, Inc.	8,754	677,910
Huntington Bancshares, Inc./Ohio	46,910	300,224
Illinois Tool Works, Inc.	25,614	1,354,724
Integrys Energy Group, Inc.	4,249	241,641
Intel Corp.	269,992	7,195,287
IntercontinentalExchange, Inc.*	3,939	535,625
International Business Machines Corp.	61,904	12,107,184
International Flavors & Fragrances, Inc.	4,392	240,682
International Game Technology	16,146	254,300
International Paper Co.	23,362	675,395
Interpublic Group of Cos., Inc.	24,211	262,689
Intuit, Inc.	15,756	935,119
Intuitive Surgical, Inc.*	2,131	1,180,126

Invesco Ltd.	24,210	$547,146
Iron Mountain, Inc.	9,285	306,034
J.C. Penney Co., Inc.	7,851	183,007
J.M. Smucker Co.	6,016	454,328
Jabil Circuit, Inc.	9,498	193,094
Jacobs Engineering Group, Inc.*	6,974	264,036
JDS Uniphase Corp.*	12,475	137,225
Johnson & Johnson	147,388	9,957,533
Johnson Controls, Inc.	36,495	1,011,276
Joy Global, Inc.	5,743	325,800
JPMorgan Chase & Co.	204,288	7,299,210
Juniper Networks, Inc.*	28,563	465,863
Kellogg Co.	13,167	649,528
KeyCorp	51,716	400,282
Kimberly-Clark Corp.	21,041	1,762,605
Kimco Realty Corp. (REIT)	22,085	420,278
Kinder Morgan, Inc.	27,094	872,969
KLA-Tencor Corp.	9,048	445,614
Kohl’s Corp.	12,794	581,999
Kraft Foods, Inc., Class A	95,145	3,674,500
Kroger Co.	30,032	696,442
L-3 Communications Holdings, Inc.	5,227	386,850
Laboratory Corp. of America Holdings*	5,162	478,053
Lam Research Corp.*	10,805	407,781
Legg Mason, Inc.	6,751	178,024
Leggett & Platt, Inc.	7,573	160,017
Lennar Corp., Class A	8,808	272,255
Leucadia National Corp.	10,752	228,695
Lexmark International, Inc., Class A	3,846	102,227
Life Technologies Corp.*	9,674	435,233
Limited Brands, Inc.	12,863	547,063
Lincoln National Corp.	15,327	335,201
Linear Technology Corp.	12,426	389,307
Lockheed Martin Corp.	14,283	1,243,764
Loews Corp.	16,327	667,938
Lorillard, Inc.	7,003	924,046
Lowe’s Cos., Inc.	63,143	1,795,787
LSI Corp.*	30,761	195,948
M&T Bank Corp.	6,735	556,109
Macy’s, Inc.	22,165	761,368
Marathon Oil Corp.	37,785	966,162
Marathon Petroleum Corp.	18,273	820,823
Marriott International, Inc., Class A	14,205	556,836
Marsh & McLennan Cos., Inc.	29,273	943,469
Masco Corp.	19,391	268,953
Mastercard, Inc., Class A	5,697	2,450,337
Mattel, Inc.	18,270	592,679
McCormick & Co., Inc. (Non-Voting)	7,050	427,583
McDonald’s Corp.	54,537	4,828,161
McGraw-Hill Cos., Inc.	15,005	675,225
McKesson Corp.	12,630	1,184,063
Mead Johnson Nutrition Co.	67,228	5,412,526
MeadWestvaco Corp.	9,278	266,743
Medtronic, Inc.	55,839	2,162,644
Merck & Co., Inc.	163,227	6,814,727
MetLife, Inc.	56,988	1,758,080

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

MetroPCS Communications, Inc.*	15,780	$95,469
Microchip Technology, Inc.	10,423	344,793
Micron Technology, Inc.*	53,608	338,266
Microsoft Corp.	401,252	12,274,299
Molex, Inc.	7,453	178,425
Molson Coors Brewing Co., Class B	8,523	354,642
Monsanto Co.	28,625	2,369,578
Monster Beverage Corp.*	8,227	585,762
Moody’s Corp.	10,644	389,038
Morgan Stanley	81,712	1,192,178
Mosaic Co.	15,971	874,572
Motorola Solutions, Inc.	15,669	753,836
Murphy Oil Corp.	10,521	529,101
Mylan, Inc.*	23,168	495,100
NASDAQ OMX Group, Inc.	6,776	153,612
National Oilwell Varco, Inc.	22,870	1,473,743
NetApp, Inc.*	19,369	616,322
Netflix, Inc.*	3,007	205,889
Newell Rubbermaid, Inc.	15,652	283,927
Newfield Exploration Co.*	7,191	210,768
Newmont Mining Corp.	26,589	1,289,832
News Corp., Class A	113,055	2,519,996
NextEra Energy, Inc.	22,380	1,539,968
NIKE, Inc., Class B	19,677	1,727,247
NiSource, Inc.	15,313	378,997
Noble Energy, Inc.	9,538	809,013
Nordstrom, Inc.	8,674	431,011
Norfolk Southern Corp.	17,479	1,254,468
Northeast Utilities	16,729	649,252
Northern Trust Corp.	12,856	591,633
Northrop Grumman Corp.	13,494	860,782
NRG Energy, Inc.*	12,358	214,535
Nucor Corp.	16,922	641,344
NVIDIA Corp.*	33,191	458,700
NYSE Euronext	13,602	347,939
Occidental Petroleum Corp.	43,525	3,733,139
Omnicom Group, Inc.	14,588	708,977
ONEOK, Inc.	11,035	466,891
Oracle Corp.	208,253	6,185,114
O’Reilly Automotive, Inc.*	6,806	570,139
Owens-Illinois, Inc.*	8,924	171,073
PACCAR, Inc.	19,099	748,490
Pall Corp.	6,263	343,275
Parker Hannifin Corp.	8,054	619,192
Patterson Cos., Inc.	4,753	163,836
Paychex, Inc.	17,189	539,906
Peabody Energy Corp.	14,774	362,258
People’s United Financial, Inc.	19,494	226,325
Pepco Holdings, Inc.	12,353	241,748
PepsiCo, Inc.	83,931	5,930,564
PerkinElmer, Inc.	6,159	158,902
Perrigo Co.	4,977	586,938
Pfizer, Inc.	401,860	9,242,780
PG&E Corp.	22,659	1,025,773
Philip Morris International, Inc.	91,531	7,986,995
Phillips 66*	33,549	1,115,169
Pinnacle West Capital Corp.	5,929	306,766
Pioneer Natural Resources Co.	6,566	579,187
Pitney Bowes, Inc.	10,845	162,350

Plum Creek Timber Co., Inc. (REIT)	8,759	$347,732
PNC Financial Services Group, Inc.	28,379	1,734,241
PPG Industries, Inc.	8,151	864,984
PPL Corp.	31,068	864,001
Praxair, Inc.	16,028	1,742,724
Precision Castparts Corp.	7,798	1,282,693
priceline.com, Inc.*	2,672	1,775,597
Principal Financial Group, Inc.	15,963	418,709
Procter & Gamble Co.	147,051	9,006,874
Progress Energy, Inc.	15,883	955,680
Progressive Corp.	32,700	681,141
Prologis, Inc. (REIT)	24,700	820,781
Prudential Financial, Inc.	25,165	1,218,741
Public Service Enterprise Group, Inc.	27,142	882,115
Public Storage (REIT)	7,638	1,103,004
PulteGroup, Inc.*	18,276	195,553
QEP Resources, Inc.	9,633	288,701
QUALCOMM, Inc.	91,997	5,122,393
Quanta Services, Inc.*	11,469	276,059
Quest Diagnostics, Inc.	8,592	514,661
R.R. Donnelley & Sons Co.	9,465	111,403
Ralph Lauren Corp.	3,507	491,190
Range Resources Corp.	8,677	536,846
Raytheon Co.	17,885	1,012,112
Red Hat, Inc.*	10,296	581,518
Regions Financial Corp.	75,398	508,936
Republic Services, Inc.	17,070	451,672
Reynolds American, Inc.	17,892	802,814
Robert Half International, Inc.	7,715	220,418
Rockwell Automation, Inc.	7,726	510,380
Rockwell Collins, Inc.	7,863	388,039
Roper Industries, Inc.	5,226	515,179
Ross Stores, Inc.	12,094	755,512
Rowan Cos., plc, Class A*	6,707	216,837
Ryder System, Inc.	2,775	99,928
Safeway, Inc.	13,047	236,803
SAIC, Inc.	15,002	181,824
Salesforce.com, Inc.*	7,405	1,023,815
Samsonite International S.A.	1,835,100	3,106,631
SanDisk Corp.*	13,154	479,858
SCANA Corp.	6,293	301,057
Schlumberger Ltd.	71,565	4,645,284
Scripps Networks Interactive, Inc., Class A	5,002	284,414
Sealed Air Corp.	10,424	160,947
Sears Holdings Corp.*	2,061	123,042
Sempra Energy	12,872	886,623
Sherwin-Williams Co.	4,598	608,545
Sigma-Aldrich Corp.	6,551	484,315
Simon Property Group, Inc. (REIT)	16,267	2,532,121
Sims Metal Management Ltd.	8,918	88,334
SLM Corp.	26,482	416,032
Snap-on, Inc.	3,170	197,333
Southern Co.	46,615	2,158,275
Southwest Airlines Co.	40,849	376,628
Southwestern Energy Co.*	18,618	594,473
Spectra Energy Corp.	35,022	1,017,739

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Sprint Nextel Corp.*	159,464	$519,853
St. Jude Medical, Inc.	16,787	669,969
Stanley Black & Decker, Inc.	9,167	589,988
Staples, Inc.	36,874	481,206
Starbucks Corp.	40,702	2,170,231
Starwood Hotels & Resorts Worldwide, Inc.	10,602	562,330
State Street Corp.	26,216	1,170,282
Stericycle, Inc.*	4,600	421,682
Stryker Corp.	17,373	957,252
Sunoco, Inc.	5,589	265,478
SunTrust Banks, Inc.	28,871	699,544
Symantec Corp.*	38,882	568,066
Sysco Corp.	31,374	935,259
T. Rowe Price Group, Inc.	13,686	861,671
Target Corp.	35,481	2,064,639
TECO Energy, Inc.	11,713	211,537
Tenet Healthcare Corp.*	22,020	115,385
Teradata Corp.*	9,050	651,691
Teradyne, Inc.*	10,054	141,359
Tesoro Corp.*	7,546	188,348
Texas Instruments, Inc.	61,405	1,761,709
Textron, Inc.	15,176	377,427
Thermo Fisher Scientific, Inc.	19,707	1,022,990
Tiffany & Co.	6,890	364,826
Time Warner Cable, Inc.	16,768	1,376,653
Time Warner, Inc.	51,510	1,983,135
Titanium Metals Corp.	4,604	52,071
TJX Cos., Inc.	39,759	1,706,854
Torchmark Corp.	5,234	264,579
Total System Services, Inc.	8,714	208,526
Travelers Cos., Inc.	20,875	1,332,660
TripAdvisor, Inc.*	5,143	229,841
Tyson Foods, Inc., Class A	15,278	287,685
U.S. Bancorp	101,649	3,269,032
Union Pacific Corp.	25,556	3,049,086
United Parcel Service, Inc., Class B	51,491	4,055,431
United States Steel Corp.	7,816	161,010
United Technologies Corp.	48,907	3,693,946
UnitedHealth Group, Inc.	55,673	3,256,871
Unum Group	15,249	291,713
Urban Outfitters, Inc.*	6,027	166,285
Valero Energy Corp.	29,661	716,313
Varian Medical Systems, Inc.*	5,964	362,432
Ventas, Inc. (REIT)	15,507	978,802
VeriSign, Inc.*	8,427	367,164
Verizon Communications, Inc.	152,466	6,775,589
VF Corp.	4,668	622,945
Viacom, Inc., Class B	28,322	1,331,700
Visa, Inc., Class A	26,722	3,303,641
Vornado Realty Trust (REIT)	9,960	836,441
Vulcan Materials Co.	7,015	278,566
W.W. Grainger, Inc.	3,254	622,295
Walgreen Co.	46,293	1,369,347
Wal-Mart Stores, Inc.	92,606	6,456,490
Walt Disney Co.	95,918	4,652,023
Washington Post Co., Class B	253	94,576
Waste Management, Inc.	24,726	825,848
Waters Corp.*	4,705	373,906
Watson Pharmaceuticals, Inc.*	6,900	510,531
WellPoint, Inc.	17,751	1,132,336

Wells Fargo & Co.	285,178	$9,536,352
Western Digital Corp.*	12,695	386,944
Western Union Co.	33,032	556,259
Weyerhaeuser Co. (REIT)	28,641	640,413
Whirlpool Corp.	4,158	254,303
Whole Foods Market, Inc.	8,765	835,480
Williams Cos., Inc.	33,568	967,430
Windstream Corp.	31,826	307,439
Wisconsin Energy Corp.	12,253	484,851
WPX Energy, Inc.*	10,781	174,437
Wyndham Worldwide Corp.	7,920	417,701
Wynn Resorts Ltd.	4,211	436,765
Xcel Energy, Inc.	26,059	740,336
Xerox Corp.	72,276	568,812
Xilinx, Inc.	14,155	475,183
Xylem, Inc.	10,025	252,329
Yahoo!, Inc.*	65,388	1,035,092
Yum! Brands, Inc.	95,781	6,170,212
Zimmer Holdings, Inc.	9,499	611,356
Zions Bancorp	9,995	194,103

		663,221,425

Total Common Stocks (79.2%) (Cost $1,264,584,753)		1,620,660,457

	Number of Rights	Value (Note 1)
RIGHTS:
Chile (0.0%)
Cencosud S.A., expiring 7/21/12* (Cost $—)	43,604	14,106

Total Investments (79.2%) (Cost $1,264,584,753)		1,620,674,563
Other Assets Less Liabilities (20.8%)		426,085,382

Net Assets (100%)		$2,046,759,945

*	Non-income producing.
†	Securities (totaling $599,678 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2012, the market value of these securities amounted to $1,479,984 or 0.1% of net assets.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,511,206	$—	$359,595	$1,327,125	$89,234	$(167,689)

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	2,722	September-12	$73,654,883	$77,677,780	$4,022,897
FTSE 100 Index	535	September-12	45,322,889	46,276,677	953,788
S&P 500 E-Mini Index	3,155	September-12	204,777,635	213,972,100	9,194,465
SPI 200 Index	179	September-12	18,696,612	18,581,719	(114,893)
TOPIX Index	490	September-12	42,908,686	47,139,551	4,230,865

					$18,287,122

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	1,072	$1,089,580	$1,061,066	$28,514
British Pound vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	1,563	2,447,405	2,430,809	16,596
European Union Euro vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	3,836	4,857,942	4,810,267	47,675
Japanese Yen vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	236,470	2,961,342	2,970,318	(8,976)

					$83,809

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 7/5/12	UBS AG	188,479	$2,406,370	$2,357,971	$48,399

					$132,208

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$83,625,356	$95,139,837	$—	$178,765,193
Consumer Staples	106,998,710	111,679,776	—	218,678,486
Energy	88,656,670	67,179,137	497	155,836,304
Financials	105,505,627	200,400,806	—	305,906,433
Health Care	79,132,423	67,963,238	—	147,095,661
Industrials	70,803,044	88,917,850	38,324	159,759,218
Information Technology	134,115,142	88,549,247	—	222,664,389
Materials	35,423,109	69,941,281	—	105,364,390
Telecommunication Services	21,253,350	55,234,264	—	76,487,614
Utilities	26,743,530	22,798,382	560,857	50,102,769
Forward Currency Contracts	—	141,184	—	141,184
Futures	18,402,015	—	—	18,402,015
Rights
Consumer Staples	14,106	—	—	14,106

Total Assets	$770,673,082	$867,945,002	$599,678	$1,639,217,762

Liabilities:
Forward Currency Contracts	$—	$(8,976)	$—	$(8,976)
Futures	(114,893)	—	—	(114,893)

Total Liabilities	$(114,893)	$(8,976)	$—	$(123,869)

Total	$770,558,189	$867,936,026	$599,678	$1,639,093,893

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Energy†	Investments in Common Stocks- Financials††

Balance as of 12/31/11	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	1,809	497	—
Purchases	—	—	—
Sales	(1,809)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$—	$497	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$497	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Investments in Common Stocks- Industrials	Investments in Common Stocks- Utilties	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$13,515	$—	$—
Total gains or losses (realized/unrealized) included in earnings	38,299	132,218	250
Purchases	—	—	—
Sales	(13,490)	(113,696)	(250)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	542,335	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$38,324	$560,857	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$38,324	$137,034	$—

†	Security received through corporate action with $0 cost.
††	Security represents level 3 investments with $0 cost and market value.

Fair Values of Derivative Instruments as of June 30, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts.	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	141,184
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	18,402,015	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$18,543,199

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(8,976)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(114,893	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(123,869)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(291,292)	—	(291,292)
Credit contracts	—	—	—	—	—
Equity contracts	—	1,890,502	—	—	1,890,502
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,890,502	$(291,292)	$—	$1,599,210

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	451,854	—	451,854
Credit contracts	—	—	—	—	—
Equity contracts	—	16,044,981	—	—	16,044,981
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$16,044,981	$451,854	$—	$16,496,835

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $68,283,000 and futures contracts with an average notional balance of approximately $186,872,000 during the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$117,364,782
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$444,976,142

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$449,791,112
Aggregate gross unrealized depreciation	(108,006,446)

Net unrealized appreciation	$341,784,666

Federal income tax cost of investments	$1,278,889,897

For the six months ended June 30, 2012, the Portfolio incurred approximately $1,230 as brokerage commissions with Morgan Stanley & Co., Inc., and $419 with JP Morgan Chase & Co., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $667,854,728, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,362,118)	$1,327,125
Unaffiliated Issuers (Cost $1,262,222,635)	1,619,347,438
Cash	199,041,709
Cash held as collateral at broker	24,756,000
Foreign cash (Cost $171,582,779)	170,945,741
Receivable for securities sold	20,238,204
Due from broker for futures variation margin	10,751,562
Dividends, interest and other receivables	5,432,379
Receivable from Separate Accounts for Trust shares sold	148,923
Unrealized appreciation on forward foreign currency contracts	141,184
Other assets	20,429

Total assets	2,052,150,694

LIABILITIES
Payable for securities purchased	2,640,405
Investment management fees payable	1,182,336
Payable to Separate Accounts for Trust shares redeemed	814,068
Distribution fees payable - Class IB	285,219
Administrative fees payable	255,270
Unrealized depreciation on forward foreign currency contracts	8,976
Distribution fees payable - Class IA	7,658
Trustees’ fees payable	1,736
Accrued expenses	195,081

Total liabilities	5,390,749

NET ASSETS	$2,046,759,945

Net assets were comprised of:
Paid in capital	$2,398,248,999
Accumulated undistributed net investment income (loss)	20,660,176
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(746,017,643)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	373,868,413

Net assets	$2,046,759,945

Class IA
Net asset value, offering and redemption price per share, $38,716,920 / 3,395,885 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.40

Class IB
Net asset value, offering and redemption price per share, $1,438,625,436 / 126,475,446 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.37

Class K
Net asset value, offering and redemption price per share, $569,417,589 / 49,881,527 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends ($89,234 of dividend income received from affiliates) (net of $1,853,721 foreign withholding tax)	$30,014,274
Interest	91,599

Total income	30,105,873

EXPENSES
Investment management fees	7,603,152
Distribution fees - Class IB	1,846,511
Administrative fees	1,645,251
Custodian fees	305,323
Printing and mailing expenses	111,978
Professional fees	50,438
Distribution fees - Class IA	50,160
Trustees’ fees	30,051
Miscellaneous	33,944

Total expenses	11,676,808

NET INVESTMENT INCOME (LOSS)	18,429,065

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($(167,689) of realized gain (loss) from affiliates)	41,503,222
Futures	1,890,502
Foreign currency transactions	(989,272)

Net realized gain (loss)	42,404,452

Change in unrealized appreciation (depreciation) on:
Securities ($175,514 of change in unrealized appreciation (depreciation) from affiliates)	48,940,650
Futures	16,044,981
Foreign currency translations	597,949

Net change in unrealized appreciation (depreciation)	65,583,580

NET REALIZED AND UNREALIZED GAIN (LOSS)	107,988,032

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$126,417,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,429,065	$27,570,070
Net realized gain (loss) on investments, futures and foreign currency transactions	42,404,452	(75,708,831)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	65,583,580	(239,527,036)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	126,417,097	(287,665,797)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,394,857)
Class IB	—	(28,897,618)
Class K†	—	(11,095,179)

TOTAL DIVIDENDS	—	(42,387,654)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 431,189 and 3,484,679 shares, respectively ]	4,989,332	43,288,443
Capital shares issued in reinvestment of dividends [ 0 and 218,671 shares, respectively ]	—	2,394,857
Capital shares repurchased [ (826,967) and (55,334,967) shares, respectively ]	(9,513,115)	(631,575,252	)(z)

Total Class IA transactions	(4,523,783)	(585,891,952)

Class IB
Capital shares sold [ 4,952,977 and 5,671,852 shares, respectively ]	56,444,104	68,110,209
Capital shares issued in reinvestment of dividends [ 0 and 2,746,631 shares, respectively ]	—	28,897,618
Capital shares repurchased [ (11,800,968) and (26,108,755) shares, respectively ]	(135,042,637)	(318,202,894)

Total Class IB transactions	(78,598,533)	(221,195,067)

Class K†
Capital shares sold [ 1,252,476 and 52,873,403 shares, respectively ]	14,448,672	598,419,083	(z)
Capital shares issued in reinvestment of dividends [ 0 and 1,062,071 shares, respectively ]	—	11,095,179
Capital shares repurchased [ (3,514,470) and (1,791,953) shares, respectively ]	(39,865,464)	(19,589,999)

Total Class K transactions	(25,416,792)	589,924,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(108,539,108)	(217,162,756)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,877,989	(547,216,207)
NET ASSETS:
Beginning of period	2,028,881,956	2,576,098,163

End of period (a)	$2,046,759,945	$2,028,881,956

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$20,660,176	$2,231,111

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Global Multi-Sector Equity Portfolio exchanged approximately 48,326,335 Class IA shares for approximately 48,326,335 Class K shares. This exchange amounted to approximately $547,727,389.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.74	$12.50	$11.35	$7.65	$18.85	$16.23

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.20 (e)	0.13 (e)	0.13 (e)	0.10 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.56	(1.71)	1.18	3.72	(10.55)	6.50

Total from investment operations	0.66	(1.51)	1.31	3.85	(10.45)	6.55

Less distributions:
Dividends from net investment income	—	(0.25)	(0.16)	(0.15)	(0.04)	—
Distributions from net realized gains	—	—	—	—	(0.71)	(3.93)

Total dividends and distributions	—	(0.25)	(0.16)	(0.15)	(0.75)	(3.93)

Net asset value, end of period	$11.40	$10.74	$12.50	$11.35	$7.65	$18.85

Total return (b)	6.15%	(12.07)%	11.60%	50.37%	(57.14)%	42.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,717	$40,714	$692,623	$576,308	$310,097	$1,016,346
Ratio of expenses to average net assets:
After reimbursements (a)	1.18%	0.92%	0.91%	1.00%	1.43%	1.39%
After reimbursements and fees paid indirectly (a)	1.18%	0.92%	0.91%	1.00%	1.43%	1.39%
Before reimbursements and fees paid indirectly (a)	1.18%	0.92%	0.91%	1.06%	1.44%	1.39%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.67%	1.55%	1.13%	1.38%	0.72%	0.25%
After reimbursements and fees paid indirectly (a)	1.67%	1.55%	1.13%	1.38%	0.72%	0.25%
Before reimbursements and fees paid indirectly (a)	1.67%	1.54%	1.12%	1.31%	0.72%	0.25%
Portfolio turnover rate	6%	18%	21%	144%	105%	101%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010	2009		2008		2007
Net asset value, beginning of period	$10.71	$12.47		$11.32	$7.62		$18.79		$16.22

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.13	(e)	0.10 (e)	0.10	(e)	0.05	(e)	— (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.56	(1.67)		1.18	3.72		(10.49)		6.50

Total from investment operations	0.66	(1.54)		1.28	3.82		(10.44)		6.50

Less distributions:
Dividends from net investment income	—	(0.22)		(0.13)	(0.12)		(0.02)		—
Distributions from net realized gains	—	—		—	—		(0.71)		(3.93)

Total dividends and distributions	—	(0.22)		(0.13)	(0.12)		(0.73)		(3.93)

Net asset value, end of period	$11.37	$10.71		$12.47	$11.32		$7.62		$18.79

Total return (b)	6.26%	(12.32)%		11.34%	50.18%		(57.28)%		41.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,438,625	$1,428,266		$1,883,475	$1,869,011		$1,167,237		$2,838,075
Ratio of expenses to average net assets:
After reimbursements (a)	1.18%	1.17%		1.16%	1.26%		1.68	%(c)	1.64%
After reimbursements and fees paid indirectly (a)	1.18%	1.17%		1.16%	1.26%		1.68	%(c)	1.64%
Before reimbursements and fees paid indirectly (a)	1.18%	1.17	%(c)	1.16%	1.31	%(c)	1.69	%(c)	1.64%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.68%	1.09%		0.87%	1.06%		0.36%		0.01%
After reimbursements and fees paid indirectly (a)	1.68%	1.09%		0.87%	1.06%		0.36%		0.01%
Before reimbursements and fees paid indirectly (a)	1.68%	1.09%		0.86%	0.99%		0.36%		0.01%
Portfolio turnover rate	6%	18%		21%	144%		105%		101%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.74	$11.21

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.57	(0.28)

Total from investment operations	0.68	(0.25)

Less distributions:
Dividends from net investment income	—	(0.22)

Net asset value, end of period	$11.42	$10.74

Total return (b)	6.33%	(2.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$569,418	$559,902
Ratio of expenses to average net assets:
After reimbursements (a)	0.93%	0.95%
After reimbursements and fees paid indirectly (a)	0.93%	0.95%
Before reimbursements and fees paid indirectly (a)	0.93%	0.95%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.94%	0.83%
After reimbursements and fees paid indirectly (a)	1.94%	0.83%
Before reimbursements and fees paid indirectly (a)	1.94%	0.83%
Portfolio turnover rate	6%	18%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2012	% of Net Assets
Government Securities	76.5%
Investment Companies	22.7
Corporate Bonds	0.2
Cash and Other	0.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,006.80	$3.57
Hypothetical (5% average return before expenses)	1,000.00	1,021.31	3.59
Class IB
Actual	1,000.00	1,006.80	3.57
Hypothetical (5% average return before expenses)	1,000.00	1,021.31	3.59
Class K
Actual	1,000.00	1,007.70	2.32
Hypothetical (5% average return before expenses)	1,000.00	1,022.55	2.33

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.71%, 0.71% and 0.46%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.2%)
Financials (0.1%)
Diversified Financial Services (0.1%)
National Credit Union Administration Guaranteed Notes
Series A3 2.350%, 6/12/17	$300,000	$314,850
Series A5 3.450%, 6/12/21	300,000	329,049
Private Export Funding Corp.
4.550%, 5/15/15	600,000	665,899
4.950%, 11/15/15	200,000	227,053
1.375%, 2/15/17	800,000	816,325
4.375%, 3/15/19	300,000	354,459

Total Financials		2,707,635

Utilities (0.1%)
Independent Power Producers & Energy Traders (0.1%)
Tennessee Valley Authority
4.750%, 8/1/13	1,500,000	1,572,380
5.500%, 7/18/17	2,000,000	2,445,210
3.875%, 2/15/21	3,595,000	4,154,612

Total Utilities		8,172,202

Total Corporate Bonds		10,879,837

Government Securities (76.5%)
U.S. Government Agencies (28.0%)
Federal Farm Credit Bank
3.875%, 10/7/13	1,000,000	1,044,591
0.350%, 1/27/14	5,000,000	4,999,978
1.125%, 2/27/14	500,000	505,815
2.625%, 4/17/14	2,000,000	2,079,985
0.360%, 6/25/14	10,000,000	9,987,978
1.625%, 11/19/14	3,000,000	3,084,529
0.730%, 11/21/14	500,000	500,955
4.875%, 1/17/17	1,500,000	1,764,173
1.900%, 12/21/17	1,000,000	1,006,102
2.500%, 6/20/22	2,000,000	1,998,153
Federal Home Loan Bank
5.125%, 8/14/13	6,000,000	6,325,840
0.500%, 8/28/13	22,000,000	22,054,604
4.000%, 9/6/13	3,500,000	3,652,419
4.500%, 9/16/13	3,000,000	3,152,282
3.625%, 10/18/13	24,800,000	25,862,142
0.550%, 10/25/13	1,000,000	1,001,365
0.375%, 11/27/13	20,000,000	20,007,142
3.125%, 12/13/13	1,000,000	1,039,787
0.875%, 12/27/13	1,500,000	1,511,699
0.330%, 1/3/14	10,000,000	9,997,846
0.375%, 1/29/14	31,000,000	31,002,651
0.300%, 2/13/14	5,000,000	4,994,474
2.375%, 3/14/14	15,000,000	15,505,530
0.400%, 5/22/14	20,000,000	19,982,980
1.375%, 5/28/14	40,000,000	40,733,916
0.375%, 6/12/14	40,000,000	39,959,568
5.250%, 6/18/14	17,000,000	18,613,023
0.500%, 6/27/14	15,000,000	14,991,105
0.500%, 7/2/14	15,000,000	14,990,190
0.500%, 7/17/14	15,000,000	15,004,442
5.500%, 8/13/14	17,000,000	18,760,226
0.600%, 3/5/15	5,000,000	4,998,739

2.750%, 3/13/15	$20,000,000	$21,192,600
5.375%, 5/18/16	21,500,000	25,330,479
4.750%, 12/16/16	17,000,000	19,947,858
4.875%, 5/17/17	2,900,000	3,460,366
2.250%, 9/8/17	2,000,000	2,118,432
5.000%, 11/17/17	3,700,000	4,468,709
4.750%, 6/8/18	2,000,000	2,396,316
1.875%, 3/8/19	10,000,000	10,324,370
5.375%, 5/15/19	2,000,000	2,502,342
4.125%, 12/13/19	500,000	586,644
4.125%, 3/13/20	5,000,000	5,908,974
4.625%, 9/11/20	200,000	242,117
3.625%, 3/12/21	500,000	563,548
5.625%, 6/11/21	2,000,000	2,561,552
Federal Home Loan Mortgage Corp.
0.600%, 8/23/13	3,000,000	3,002,154
4.125%, 9/27/13	17,200,000	18,008,935
0.500%, 10/15/13	6,000,000	6,015,721
0.500%, 10/18/13	1,000,000	1,001,131
0.875%, 10/28/13	21,500,000	21,647,522
0.375%, 10/30/13	26,000,000	26,016,424
0.375%, 11/27/13	25,000,000	25,008,928
0.500%, 11/29/13	5,865,000	5,873,487
0.600%, 12/6/13	1,000,000	1,001,943
0.625%, 12/23/13	21,000,000	21,089,315
0.550%, 12/27/13	1,000,000	1,001,952
2.500%, 1/7/14	17,000,000	17,548,189
0.450%, 1/9/14	10,000,000	10,008,831
0.550%, 1/9/14	4,000,000	4,008,006
0.600%, 1/24/14	1,000,000	1,002,400
5.000%, 1/30/14	1,000,000	1,072,131
1.375%, 2/25/14	7,000,000	7,116,975
0.375%, 2/27/14	20,000,000	19,994,492
0.400%, 2/27/14	7,700,000	7,706,440
2.500%, 4/23/14	1,500,000	1,556,829
5.000%, 7/15/14	20,000,000	21,851,256
0.625%, 7/25/14	3,000,000	3,007,266
1.200%, 7/25/14	1,000,000	1,000,772
3.000%, 7/28/14	2,135,000	2,247,391
1.000%, 7/30/14	22,000,000	22,256,544
1.100%, 8/8/14	200,000	200,205
1.000%, 8/20/14	9,000,000	9,112,891
1.000%, 8/27/14	3,000,000	3,037,321
0.875%, 10/24/14	1,750,000	1,753,706
5.000%, 11/13/14	500,000	552,850
0.750%, 11/25/14	10,000,000	10,063,899
1.000%, 12/5/14	200,000	200,661
0.875%, 12/19/14	1,000,000	1,002,917
1.000%, 12/19/14	500,000	501,761
0.850%, 1/9/15	5,000,000	5,015,037
0.800%, 1/13/15	1,000,000	1,006,224
4.500%, 1/15/15	4,000,000	4,401,116
0.650%, 1/30/15	500,000	501,750
0.800%, 1/30/15	1,000,000	1,002,839
2.875%, 2/9/15	20,000,000	21,249,298
0.550%, 2/13/15	2,000,000	2,003,146
0.550%, 2/27/15	3,000,000	3,000,949
0.500%, 4/17/15	25,000,000	24,967,212
0.600%, 5/22/15	500,000	500,031
1.000%, 6/30/15	1,000,000	1,008,564
1.500%, 7/13/15	1,000,000	1,000,419
4.375%, 7/17/15	5,000,000	5,575,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

1.750%, 9/10/15	$26,000,000	$26,978,448
1.050%, 9/28/15	200,000	200,313
4.750%, 11/17/15	21,000,000	23,833,937
1.000%, 1/27/16	1,000,000	1,007,280
0.850%, 2/24/16	20,500,000	20,596,789
1.000%, 2/24/16	1,000,000	1,007,229
5.250%, 4/18/16	27,000,000	31,584,317
1.000%, 5/16/16	10,250,000	10,273,777
2.500%, 5/27/16	22,000,000	23,510,320
5.500%, 7/18/16	20,900,000	24,855,321
2.000%, 8/25/16	30,000,000	31,487,733
1.500%, 9/21/16	2,500,000	2,506,920
5.125%, 10/18/16	5,500,000	6,489,554
1.600%, 11/2/16	200,000	200,872
1.625%, 11/14/16	1,000,000	1,004,813
2.250%, 1/23/17	500,000	513,181
2.000%, 2/1/17	4,000,000	4,006,266
5.000%, 2/16/17	4,000,000	4,738,494
2.000%, 2/27/17	2,000,000	2,005,988
1.200%, 3/6/17	10,000,000	10,076,900
1.000%, 3/8/17	30,000,000	30,119,031
5.000%, 4/18/17	3,000,000	3,567,751
1.250%, 5/12/17	25,000,000	25,352,755
1.250%, 5/15/17	250,000	250,555
1.000%, 6/29/17	20,000,000	20,021,048
2.250%, 7/3/17	10,000,000	10,152,142
1.000%, 7/28/17	30,000,000	30,023,844
5.500%, 8/23/17	3,000,000	3,673,916
5.125%, 11/17/17	24,000,000	29,058,871
4.875%, 6/13/18	23,500,000	28,444,910
3.750%, 3/27/19	21,000,000	24,208,342
1.750%, 5/30/19	20,000,000	20,476,636
2.000%, 7/30/19	200,000	202,585
2.375%, 1/13/22	34,930,000	35,941,440
Federal National Mortgage Association
3.875%, 7/12/13	20,000,000	20,745,802
4.375%, 7/17/13	2,000,000	2,086,608
0.500%, 8/9/13	26,500,000	26,565,357
1.250%, 8/20/13	13,000,000	13,142,141
1.000%, 9/23/13	7,000,000	7,058,799
1.125%, 9/30/13	1,500,000	1,514,197
1.125%, 10/8/13	900,000	909,456
1.000%, 10/15/13	200,000	201,816
4.625%, 10/15/13	2,000,000	2,111,189
0.600%, 10/25/13	2,000,000	2,003,041
0.800%, 11/19/13	1,000,000	1,006,636
0.625%, 12/6/13	500,000	501,027
2.875%, 12/11/13	5,000,000	5,183,821
0.750%, 12/18/13	6,000,000	6,025,178
0.500%, 12/27/13	5,000,000	5,008,442
2.750%, 2/5/14	35,500,000	36,856,522
1.350%, 2/24/14	200,000	203,228
1.250%, 2/27/14	20,000,000	20,287,286
2.750%, 3/13/14	10,000,000	10,401,895
1.250%, 3/14/14	500,000	507,381
4.125%, 4/15/14	20,000,000	21,325,212
2.500%, 5/15/14	5,000,000	5,201,828
1.125%, 6/27/14	10,000,000	10,137,687
0.650%, 8/28/14	1,000,000	1,000,852
0.875%, 8/28/14	6,000,000	6,051,395
1.500%, 9/8/14	1,000,000	1,022,371
0.625%, 9/12/14	250,000	250,731

3.000%, 9/16/14	$18,000,000	$19,005,538
0.700%, 9/19/14	2,000,000	2,002,308
4.625%, 10/15/14	3,500,000	3,830,793
0.700%, 10/17/14	1,500,000	1,500,384
0.625%, 10/30/14	9,000,000	9,039,267
2.625%, 11/20/14	29,000,000	30,498,415
0.750%, 11/21/14	1,000,000	1,002,062
0.900%, 12/5/14	5,500,000	5,515,792
0.750%, 12/19/14	21,000,000	21,132,451
1.000%, 1/26/15	1,000,000	1,002,343
0.750%, 1/30/15	1,000,000	1,005,520
0.560%, 2/10/15	250,000	249,949
0.800%, 2/13/15	1,000,000	1,006,303
0.750%, 2/24/15	5,000,000	5,026,907
0.550%, 2/27/15	6,000,000	6,010,626
0.625%, 2/27/15	10,000,000	9,999,865
5.000%, 3/2/15	500,000	560,184
0.800%, 3/12/15	250,000	250,247
0.850%, 3/26/15	750,000	750,943
5.000%, 4/15/15	15,000,000	16,862,823
0.500%, 5/27/15	20,000,000	19,945,710
1.000%, 5/28/15	500,000	501,269
0.700%, 6/26/15	10,000,000	10,002,738
0.500%, 7/2/15	20,000,000	19,953,714
0.650%, 7/16/15	10,000,000	9,997,757
2.375%, 7/28/15	22,000,000	23,161,318
2.150%, 8/4/15	500,000	524,828
0.750%, 9/14/15	2,000,000	1,999,359
2.000%, 9/21/15	400,000	418,407
1.875%, 10/15/15	200,000	207,675
4.375%, 10/15/15	20,000,000	22,407,614
1.625%, 10/26/15	30,000,000	30,986,010
0.800%, 11/24/15	10,000,000	10,003,910
0.750%, 12/28/15	10,000,000	9,998,200
0.800%, 2/24/16	1,000,000	1,003,437
2.000%, 3/10/16	500,000	524,006
2.250%, 3/15/16	4,000,000	4,216,245
5.000%, 3/15/16	28,000,000	32,394,883
2.375%, 4/11/16	7,000,000	7,434,778
1.125%, 4/26/16	10,000,000	10,043,420
0.850%, 7/18/16	15,000,000	15,000,000
5.250%, 9/15/16	505,000	596,728
1.250%, 9/28/16	16,500,000	16,806,276
1.450%, 10/3/16	3,500,000	3,511,216
1.750%, 10/26/16	1,000,000	1,004,831
1.750%, 11/14/16	3,000,000	3,016,414
1.375%, 11/15/16	9,500,000	9,720,097
4.875%, 12/15/16	20,000,000	23,527,254
1.000%, 1/3/17	15,000,000	15,007,353
1.250%, 1/30/17	30,000,000	30,499,008
5.000%, 2/13/17	22,900,000	27,166,128
1.250%, 2/27/17	500,000	501,949
1.200%, 3/6/17	1,000,000	1,005,988
1.250%, 3/6/17	500,000	502,064
1.200%, 3/8/17	2,000,000	2,006,502
1.375%, 3/8/17	5,000,000	5,028,652
1.125%, 4/27/17	25,000,000	25,222,287
5.000%, 5/11/17	25,400,000	30,285,098
(Zero Coupon), 6/1/17	1,500,000	1,415,747
5.375%, 6/12/17	2,410,000	2,924,704
1.125%, 6/28/17	10,000,000	9,995,212
1.550%, 1/10/19	10,000,000	10,032,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

1.750%, 1/30/19	$2,500,000	$2,521,157
(Zero Coupon), 10/9/19	1,000,000	810,571
2.700%, 3/28/22	20,000,000	20,217,664
Financing Corp.
9.400%, 2/8/18	1,000,000	1,448,249
9.650%, 11/2/18	2,090,000	3,047,712
8.600%, 9/26/19	410,000	601,982

		2,121,505,341

U.S. Treasuries (48.5%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,000,000	3,845,656
10.625%, 8/15/15	1,300,000	1,708,956
9.875%, 11/15/15	1,900,000	2,494,645
9.250%, 2/15/16	1,400,000	1,835,838
7.250%, 5/15/16	5,000,000	6,270,398
7.500%, 11/15/16	15,000,000	19,402,650
8.750%, 5/15/17	6,900,000	9,545,146
8.875%, 8/15/17	3,500,000	4,925,496
9.125%, 5/15/18	3,000,000	4,414,037
9.000%, 11/15/18	3,000,000	4,492,406
8.875%, 2/15/19	10,000,000	15,054,502
8.125%, 8/15/19	3,000,000	4,450,547
8.500%, 2/15/20	2,000,000	3,065,406
8.750%, 5/15/20	3,000,000	4,693,073
8.750%, 8/15/20	7,000,000	11,039,082
7.875%, 2/15/21	3,000,000	4,586,701
8.125%, 5/15/21	3,500,000	5,458,152
8.000%, 11/15/21	3,000,000	4,709,285
U.S. Treasury Notes
1.000%, 7/15/13	23,000,000	23,175,196
0.375%, 7/31/13	64,500,000	64,580,122
3.375%, 7/31/13	16,500,000	17,052,492
0.750%, 8/15/13	31,000,000	31,165,899
4.250%, 8/15/13	14,300,000	14,936,629
0.125%, 8/31/13	16,500,000	16,472,285
3.125%, 8/31/13	22,500,000	23,244,345
0.750%, 9/15/13	29,000,000	29,164,259
0.125%, 9/30/13	17,000,000	16,967,261
3.125%, 9/30/13	11,900,000	12,320,219
0.500%, 10/15/13	30,000,000	30,082,032
0.250%, 10/31/13	11,000,000	10,994,800
2.750%, 10/31/13	25,000,000	25,813,380
0.500%, 11/15/13	33,000,000	33,093,714
4.250%, 11/15/13	23,000,000	24,240,293
0.250%, 11/30/13	18,500,000	18,487,932
2.000%, 11/30/13	21,000,000	21,504,410
0.750%, 12/15/13	19,500,000	19,625,683
0.125%, 12/31/13	20,000,000	19,946,876
1.500%, 12/31/13	12,000,000	12,212,766
1.000%, 1/15/14	20,000,000	20,210,078
0.250%, 1/31/14	15,000,000	14,986,524
1.750%, 1/31/14	23,000,000	23,520,196
1.250%, 2/15/14	16,500,000	16,746,855
4.000%, 2/15/14	12,000,000	12,712,031
1.875%, 2/28/14	29,000,000	29,744,259
1.250%, 3/15/14	40,000,000	40,629,688
1.750%, 3/31/14	25,000,000	25,617,187
1.250%, 4/15/14	57,500,000	58,438,866
0.250%, 4/30/14	5,000,000	4,993,945
1.875%, 4/30/14	30,000,000	30,843,750
1.000%, 5/15/14	13,500,000	13,666,641

4.750%, 5/15/14	$37,500,000	$40,587,893
2.250%, 5/31/14	50,000,000	51,820,900
0.750%, 6/15/14	20,000,000	20,165,782
2.625%, 6/30/14	22,300,000	23,320,573
0.625%, 7/15/14	29,500,000	29,668,935
2.625%, 7/31/14	21,500,000	22,512,684
0.500%, 8/15/14	31,000,000	31,103,655
4.250%, 8/15/14	19,500,000	21,104,637
2.375%, 8/31/14	49,000,000	51,134,563
0.250%, 9/15/14	27,000,000	26,941,148
2.375%, 9/30/14	14,000,000	14,639,078
0.500%, 10/15/14	46,500,000	46,664,205
2.375%, 10/31/14	20,000,000	20,932,032
0.375%, 11/15/14	5,500,000	5,502,879
4.250%, 11/15/14	7,800,000	8,512,846
2.125%, 11/30/14	20,000,000	20,841,406
0.250%, 12/15/14	5,000,000	4,987,031
2.625%, 12/31/14	19,000,000	20,064,296
0.250%, 1/15/15	65,000,000	64,810,077
2.250%, 1/31/15	21,500,000	22,528,472
0.250%, 2/15/15	20,000,000	19,929,218
4.000%, 2/15/15	29,000,000	31,716,030
2.375%, 2/28/15	32,500,000	34,198,125
2.500%, 3/31/15	12,000,000	12,689,626
2.500%, 4/30/15	45,500,000	48,162,105
4.125%, 5/15/15	21,100,000	23,317,808
2.125%, 5/31/15	15,500,000	16,260,348
1.875%, 6/30/15	9,500,000	9,905,234
1.750%, 7/31/15	28,000,000	29,109,500
4.250%, 8/15/15	21,500,000	24,019,699
1.250%, 8/31/15	10,500,000	10,761,269
1.250%, 9/30/15	16,000,000	16,394,750
1.250%, 10/31/15	51,000,000	52,269,023
4.500%, 11/15/15	16,000,000	18,134,501
1.375%, 11/30/15	33,500,000	34,485,895
2.125%, 12/31/15	8,000,000	8,444,750
2.000%, 1/31/16	26,500,000	27,882,349
4.500%, 2/15/16	18,500,000	21,132,204
2.125%, 2/29/16	6,500,000	6,874,308
2.625%, 2/29/16	32,000,000	34,437,501
2.250%, 3/31/16	10,000,000	10,634,687
2.375%, 3/31/16	24,750,000	26,422,558
2.000%, 4/30/16	15,000,000	15,820,079
2.625%, 4/30/16	15,000,000	16,171,875
5.125%, 5/15/16	9,000,000	10,564,594
1.750%, 5/31/16	9,500,000	9,933,363
3.250%, 5/31/16	4,000,000	4,413,719
1.500%, 6/30/16	20,000,000	20,718,906
3.250%, 6/30/16	30,000,000	33,147,657
1.500%, 7/31/16	28,000,000	29,008,655
3.250%, 7/31/16	15,000,000	16,601,954
4.875%, 8/15/16	7,000,000	8,211,601
1.000%, 8/31/16	50,000,000	50,787,500
3.000%, 8/31/16	22,000,000	24,158,064
1.000%, 9/30/16	27,500,000	27,926,894
3.000%, 9/30/16	34,000,000	37,368,125
1.000%, 10/31/16	37,500,000	38,070,409
3.125%, 10/31/16	31,000,000	34,271,954
4.625%, 11/15/16	27,000,000	31,599,914
0.875%, 11/30/16	60,500,000	61,098,853
2.750%, 11/30/16	31,500,000	34,362,071
0.875%, 12/31/16	72,500,000	73,148,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

3.250%, 12/31/16	$23,000,000	$25,616,250
0.875%, 1/31/17	65,000,000	65,562,653
3.125%, 1/31/17	20,000,000	22,189,376
4.625%, 2/15/17	17,800,000	20,970,625
0.875%, 2/28/17	20,000,000	20,172,812
3.000%, 2/28/17	22,000,000	24,315,328
3.250%, 3/31/17	25,000,000	27,943,750
3.125%, 4/30/17	37,500,000	41,754,199
4.500%, 5/15/17	23,400,000	27,604,505
2.750%, 5/31/17	22,000,000	24,134,172
2.500%, 6/30/17	15,500,000	16,826,704
2.375%, 7/31/17	23,700,000	25,591,741
4.750%, 8/15/17	9,500,000	11,396,215
1.875%, 8/31/17	27,500,000	29,011,857
1.875%, 9/30/17	25,000,000	26,373,048
1.875%, 10/31/17	41,700,000	43,993,500
4.250%, 11/15/17	25,500,000	30,073,864
2.250%, 11/30/17	39,000,000	41,925,608
2.750%, 12/31/17	4,500,000	4,959,140
2.625%, 1/31/18	21,000,000	23,014,360
3.500%, 2/15/18	41,000,000	46,909,445
2.750%, 2/28/18	14,500,000	16,002,449
2.875%, 3/31/18	6,000,000	6,667,594
2.625%, 4/30/18	5,000,000	5,486,914
3.875%, 5/15/18	5,000,000	5,853,515
2.375%, 5/31/18	14,500,000	15,710,296
2.375%, 6/30/18	25,500,000	27,642,199
2.250%, 7/31/18	27,000,000	29,065,500
4.000%, 8/15/18	6,000,000	7,099,875
1.500%, 8/31/18	24,500,000	25,278,833
1.375%, 9/30/18	22,000,000	22,523,360
1.750%, 10/31/18	20,000,000	20,926,562
3.750%, 11/15/18	32,000,000	37,482,499
1.375%, 11/30/18	25,750,000	26,336,013
1.375%, 12/31/18	20,000,000	20,446,250
1.250%, 1/31/19	20,000,000	20,273,750
2.750%, 2/15/19	25,500,000	28,300,020

1.375%, 2/28/19	$15,000,000	$15,316,172
1.250%, 4/30/19	15,000,000	15,166,172
3.125%, 5/15/19	22,000,000	25,004,718
3.625%, 8/15/19	16,000,000	18,766,501
3.375%, 11/15/19	34,000,000	39,336,405
3.625%, 2/15/20	26,250,000	30,879,434
3.500%, 5/15/20	30,500,000	35,636,868
2.625%, 8/15/20	31,000,000	34,117,921
2.625%, 11/15/20	25,500,000	28,028,085
3.125%, 5/15/21	10,000,000	11,384,609

		3,680,663,556

Total Government Securities		5,802,168,897

Total Long-Term Debt Securities (76.7%) (Cost $5,726,615,551)		5,813,048,734

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (22.7%)
iShares Barclays 1-3 Year Treasury Bond Fund	9,787,600	825,779,812
iShares Barclays 3-7 Year Treasury Bond Fund	2,698,600	331,927,800
iShares Barclays 7-10 Year Treasury Bond Fund	5,254,300	567,096,599

Total Investment Companies (22.7%) (Cost $1,681,833,362)		1,724,804,211

Total Investments (99.4%) (Cost $7,408,448,913)		7,537,852,945
Other Assets Less Liabilities (0.6%)		43,939,232

Net Assets (100%)		$7,581,792,177

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$2,707,635	$—	$2,707,635
Utilities	—	8,172,202	—	8,172,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Government Securities
U.S. Government Agencies	$—	$2,121,505,341	$—	$2,121,505,341
U.S. Treasuries	—	3,680,663,556	—	3,680,663,556
Investment Companies
Exchange Traded Funds (ETFs)	1,724,804,211	—	—	1,724,804,211

Total Assets	$1,724,804,211	$5,813,048,734	$—	$7,537,852,945

Total Liabilities	$—	$—	$—	$—

Total	$1,724,804,211	$5,813,048,734	$—	$7,537,852,945

The Portfolio held no derivatives contracts for the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,814,212,719
Long-term U.S. Treasury securities	2,145,798,478

$4,960,011,197

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,139,185,262
Long-term U.S. Treasury securities	744,495,533

$1,883,680,795

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,997,409
Aggregate gross unrealized depreciation	(1,801,356)

Net unrealized appreciation	$128,196,053

Federal income tax cost of investments	$7,409,656,892

The Portfolio has a net capital loss carryforward of $15,780,864 of which $4,199,101 expires in the year 2014, $1,221,059 expires in the year 2016, $5,675,116 expires in the year 2017 and $4,685,588 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $7,408,448,913)	$7,537,852,945
Cash	193,689,473
Dividends, interest and other receivables	28,083,857
Receivable from Separate Accounts for Trust shares sold	3,414,156
Other assets	57,821

Total assets	7,763,098,252

LIABILITIES
Payable for securities purchased	175,475,975
Payable to Separate Accounts for Trust shares redeemed	2,765,382
Investment management fees payable	2,148,721
Administrative fees payable	633,304
Distribution fees payable - Class IB	114,502
Distribution fees payable - Class IA	42,435
Trustees’ fees payable	11,896
Accrued expenses	113,860

Total liabilities	181,306,075

NET ASSETS	$7,581,792,177

Net assets were comprised of:
Paid in capital	$7,438,266,954
Accumulated undistributed net investment income (loss)	18,671,246
Accumulated undistributed net realized gain (loss) on investments	(4,550,055)
Net unrealized appreciation (depreciation) on investments	129,404,032

Net assets	$7,581,792,177

Class IA
Net asset value, offering and redemption price per share, $207,115,868 / 19,858,904 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.43

Class IB
Net asset value, offering and redemption price per share, $555,441,310 / 53,567,353 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.37

Class K
Net asset value, offering and redemption price per share, $6,819,234,999 / 653,036,858 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.44

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$24,683,448
Dividends	10,356,792

Total income	35,040,240

EXPENSES
Investment management fees	12,478,866
Administrative fees	3,684,051
Distribution fees - Class IB	689,985
Printing and mailing expenses	362,792
Distribution fees - Class IA	260,967
Professional fees	95,680
Trustees’ fees	87,037
Custodian fees	38,439
Miscellaneous	23,237

Total expenses	17,721,054

NET INVESTMENT INCOME (LOSS)	17,319,186

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	12,438,788
Net change in unrealized appreciation (depreciation) on securities	28,580,337

NET REALIZED AND UNREALIZED GAIN (LOSS)	41,019,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,338,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,319,186	$25,765,245
Net realized gain (loss) on investments	12,438,788	7,416,230
Net change in unrealized appreciation (depreciation) on investments	28,580,337	81,210,213

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,338,311	114,391,688

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,002,840)
Class IB	—	(2,143,158)
Class K†	—	(21,196,587)

TOTAL DIVIDENDS	—	(25,342,585)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,002,426 and 32,607,777 shares, respectively ]	10,398,651	327,827,084
Capital shares issued in reinvestment of dividends [ 0 and 193,624 shares, respectively ]	—	2,002,840
Capital shares repurchased [ (1,794,951) and (151,291,013) shares, respectively ]	(18,603,625)	(1,558,740,633	)(z)

Total Class IA transactions	(8,204,974)	(1,228,910,709)

Class IB
Capital shares sold [ 7,028,078 and 24,527,655 shares, respectively ]	72,462,018	247,798,374
Capital shares issued in reinvestment of dividends [ 0 and 208,346 shares, respectively ]	—	2,143,158
Capital shares repurchased [ (6,950,049) and (22,614,558) shares, respectively ]	(71,708,981)	(226,996,908)

Total Class IB transactions	753,037	22,944,624

Class K†
Capital shares sold [ 330,041,680 and 361,274,189 shares, respectively ]	3,421,155,628	3,746,049,548	(z)
Capital shares issued in reinvestment of dividends [ 0 and 2,048,176 shares, respectively ]	—	21,196,587
Capital shares repurchased [ (34,603,830) and (5,723,357) shares, respectively ]	(360,313,304)	(59,308,645)

Total Class K transactions	3,060,842,324	3,707,937,490

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,053,390,387	2,501,971,405

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,111,728,698	2,591,020,508
NET ASSETS:
Beginning of period	4,470,063,479	1,879,042,971

End of period (a)	$7,581,792,177	$4,470,063,479

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$18,671,246	$1,352,060

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Intermediate Government Bond Portfolio exchanged approximately 126,157,100 Class IA shares for approximately 126,157,100 Class K shares. This exchange amounted to approximately $1,305,328,554.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO(gg)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.36	$9.88	$9.59	$9.89	$9.89	$9.67

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.13 (e)	0.15 (e)	0.14 (e)	0.37 (e)	0.44 (e)
Net realized and unrealized gain (loss) on investments	0.06	0.42	0.29	(0.31)	(0.02)	0.25

Total from investment operations	0.07	0.55	0.44	(0.17)	0.35	0.69

Less distributions:
Dividends from net investment income	—	(0.07)	(0.15)	(0.13)	(0.35)	(0.47)

Net asset value, end of period	$10.43	$10.36	$9.88	$9.59	$9.89	$9.89

Total return (b)	0.68%	5.54%	4.55%	(1.77)%	3.56%	7.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$207,116	$213,969	$1,374,541	$1,272,942	$233,132	$227,848
Ratio of expenses to average net assets (a)(f)	0.71%	0.47%	0.48%	0.49%	0.65%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	0.25%	1.32%	1.50%	1.48%	3.74%	4.46%
Portfolio turnover rate	27%	33%	50%	120%	211%	167%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.30	$9.82	$9.54	$9.83	$9.84	$9.62

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.10 (e)	0.12 (e)	0.12 (e)	0.35 (e)	0.41 (e)
Net realized and unrealized gain (loss) on investments	0.06	0.42	0.28	(0.31)	(0.03)	0.25

Total from investment operations	0.07	0.52	0.40	(0.19)	0.32	0.66

Less distributions:
Dividends from net investment income	—	(0.04)	(0.12)	(0.10)	(0.33)	(0.44)

Net asset value, end of period	$10.37	$10.30	$9.82	$9.54	$9.83	$9.84

Total return (b)	0.68%	5.30%	4.19%	(1.93)%	3.19%	6.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$555,441	$550,995	$504,502	$493,833	$557,195	$470,755
Ratio of expenses to average net assets (a)(f)	0.71%	0.72%	0.73%	0.74%	0.90%	0.88%
Ratio of net investment income (loss) to average net assets (a)(f)	0.25%	1.01%	1.24%	1.26%	3.49%	4.21%
Portfolio turnover rate	27%	33%	50%	120%	211%	167%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO(gg)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.36	$10.33

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments	0.05	0.05

Total from investment operations	0.08	0.09

Less distributions:
Dividends from net investment income	—	(0.06)

Net asset value, end of period	$10.44	$10.36

Total return (b)	0.77%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,819,235	$3,705,100
Ratio of expenses to average net assets (a)(f)	0.46%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	0.51%	1.07%
Portfolio turnover rate	27%	33%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(gg)	On September 25, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Government Securities Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/INTERNATIONAL CORE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Energy	13.3%
Materials	12.5
Industrials	11.4
Exchange Traded Funds	9.9
Consumer Staples	9.8
Financials	9.2
Health Care	4.3
Consumer Discretionary	4.1
Telecommunication Services	2.2
Information Technology	1.8
Utilities	1.7
Cash and Other	19.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,028.50	$5.28
Hypothetical (5% average return before expenses)	1,000.00	1,019.66	5.25
Class IB
Actual	1,000.00	1,028.50	5.28
Hypothetical (5% average return before expenses)	1,000.00	1,019.66	5.25
Class K
Actual	1,000.00	1,029.80	4.02
Hypothetical (5% average return before expenses)	1,000.00	1,020.90	4.00

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (5.2%)
AGL Energy Ltd.	24,792	$375,979
Alumina Ltd.	109,083	89,581
Amcor Ltd.	55,171	402,061
AMP Ltd.	130,438	517,933
APA Group	29,797	152,690
Asciano Ltd.	43,983	197,820
ASX Ltd.	8,026	246,209
Australia & New Zealand Banking Group Ltd.	122,187	2,773,779
Bendigo and Adelaide Bank Ltd.	17,488	133,304
BGP Holdings plc*†(b)	1,044,151	—
BHP Billiton Ltd.	699,720	22,808,462
BHP Billiton Ltd. (ADR)	38,263	2,498,574
Boral Ltd.	33,347	101,237
Brambles Ltd.	71,048	450,634
Caltex Australia Ltd.	5,995	83,751
Campbell Brothers Ltd.	3,039	170,253
Centro Retail Australia (REIT)	56,937	115,702
CFS Retail Property Trust Group (REIT)	93,207	185,370
Coca-Cola Amatil Ltd.	26,066	358,008
Cochlear Ltd.	2,616	177,171
Commonwealth Bank of Australia	72,097	3,945,608
Computershare Ltd.	20,426	156,146
Crown Ltd.	18,410	160,813
CSL Ltd.	23,708	961,558
Dexus Property Group (REIT)	210,900	201,727
Echo Entertainment Group Ltd.	34,224	150,132
Fairfax Media Ltd.	98,650	56,479
Fortescue Metals Group Ltd.	63,707	325,588
Goodman Group (REIT)	69,981	265,258
GPT Group (REIT)	66,383	224,552
Harvey Norman Holdings Ltd.	24,687	49,721
Iluka Resources Ltd.	19,180	224,753
Incitec Pivot Ltd.	74,686	220,169
Insurance Australia Group Ltd.	95,141	340,941
Leighton Holdings Ltd.	6,793	114,509
Lend Lease Group	24,935	185,088
Lynas Corp., Ltd.*	76,152	67,331
Macquarie Group Ltd.	15,142	407,689
Metcash Ltd.	35,484	122,825
Mirvac Group (REIT)	156,782	205,323
National Australia Bank Ltd.	102,092	2,479,346
Newcrest Mining Ltd.	34,893	812,180
Orica Ltd.	16,688	424,760
Origin Energy Ltd.	49,605	623,954
OZ Minerals Ltd.	14,104	114,445
Qantas Airways Ltd.*	49,182	54,512
QBE Insurance Group Ltd.	52,863	728,832
QR National Ltd.	78,229	274,299
Ramsay Health Care Ltd.	5,886	136,721
Rio Tinto Ltd.	19,883	1,168,701
Santos Ltd.	43,154	473,935
Sonic Healthcare Ltd.	16,990	221,567
SP AusNet	73,766	77,014
Stockland Corp., Ltd. (REIT)	105,981	335,563
Suncorp Group Ltd.	58,806	490,785
Sydney Airport	16,212	48,303

TABCORP Holdings Ltd.	31,764	$95,716
Tatts Group Ltd.	60,284	162,508
Telstra Corp., Ltd.	198,857	753,542
Toll Holdings Ltd.	31,329	128,645
Transurban Group	60,050	350,128
Wesfarmers Ltd.	45,918	1,413,621
Westfield Group (REIT)	100,115	975,389
Westfield Retail Trust (REIT)	132,719	389,063
Westpac Banking Corp.	139,262	3,029,581
Whitehaven Coal Ltd.	20,262	87,196
Woodside Petroleum Ltd.	29,417	942,063
Woolworths Ltd.	55,968	1,539,370
WorleyParsons Ltd.	9,289	241,277

		58,797,744

Austria (0.1%)
Andritz AG	3,278	168,759
Erste Group Bank AG*	9,909	188,384
Immofinanz AG*	42,845	136,387
OMV AG	6,758	212,156
Raiffeisen Bank International AG	2,156	70,614
Telekom Austria AG	14,914	146,595
Verbund AG	3,013	68,975
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,692	68,358
Voestalpine AG	4,930	130,711

		1,190,939

Belgium (0.4%)
Ageas	105,204	208,387
Anheuser-Busch InBev N.V.	36,619	2,846,863
Belgacom S.A.	6,853	194,706
Colruyt S.A.	3,405	151,731
Delhaize Group S.A.	4,587	168,005
Groupe Bruxelles Lambert S.A.	3,697	251,247
KBC Groep N.V.	7,209	153,039
Mobistar S.A.	1,300	44,461
Solvay S.A.	2,714	268,504
Telenet Group Holding N.V.	2,534	110,690
UCB S.A.	4,971	250,845
Umicore S.A.	5,222	241,401

		4,889,879

Bermuda (0.2%)
Nabors Industries Ltd.*	133,959	1,929,010
Seadrill Ltd.	16,077	573,950

		2,502,960

Brazil (1.0%)
Vale S.A. (ADR)	560,811	11,132,098

Canada (12.4%)
Agrium, Inc. (When Issued)	257,015	22,738,117
Brookfield Asset Management, Inc., Class A	99,134	3,281,335
Canadian National Railway Co.	342,226	28,877,030
Canadian Natural Resources Ltd. (New York Exchange)	372,052	9,989,596
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	1,963,123
Canadian Pacific Railway Ltd. (New York Exchange)	224,835	16,471,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	$7,618,563
Cenovus Energy, Inc. (New York Exchange)	131,226	4,172,987
Cenovus Energy, Inc. (Toronto Exchange)	30,974	984,803
Finning International, Inc.	174,322	4,054,557
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	78,817	3,443,515
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	427,272	18,675,576
Suncor Energy, Inc. (New York Exchange)	437,587	12,668,144
Suncor Energy, Inc. (Toronto Exchange)	116,754	3,376,130
Talisman Energy, Inc.	11,200	128,352

		138,443,240

Cayman Islands (0.0%)
Veripos, Inc.*†	1,288	405

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	84,652	67,919

Denmark (0.4%)
A. P. Moller - Maersk A/S, Class A	25	156,232
A. P. Moller - Maersk A/S, Class B	60	394,852
Carlsberg A/S, Class B	4,892	385,476
Coloplast A/S, Class B	1,046	187,999
Danske Bank A/S*	29,820	415,484
DSV A/S	8,720	173,024
Novo Nordisk A/S, Class B	18,571	2,686,686
Novozymes A/S, Class B	11,051	286,440
TDC A/S	22,236	154,560
Tryg A/S	1,079	60,582
William Demant Holding A/S*	1,174	105,508

		5,006,843

Finland (0.3%)
Elisa Oyj	6,350	127,851
Fortum Oyj	20,312	385,936
Kesko Oyj, Class B	2,813	73,535
Kone Oyj, Class B	7,119	431,094
Metso Oyj	5,861	202,922
Neste Oil Oyj	5,630	63,437
Nokia Oyj	171,127	352,529
Nokian Renkaat Oyj	5,088	193,925
Orion Oyj, Class B	4,273	81,060
Pohjola Bank plc, Class A	6,098	71,216
Sampo Oyj, Class A	19,156	497,954
Stora Enso Oyj, Class R	25,343	156,415
UPM-Kymmene Oyj	24,052	272,599
Wartsila Oyj	7,581	249,203

		3,159,676

France (3.4%)
Accor S.A.	6,666	209,877
Aeroports de Paris S.A.	1,371	103,597
Air Liquide S.A.	14,387	1,646,027
Alcatel-Lucent S.A.*	104,505	173,628

Alstom S.A.	9,436	$299,719
Arkema S.A.	2,809	184,052
AtoS	2,514	150,545
AXA S.A.‡	80,685	1,079,905
BNP Paribas S.A.	44,076	1,701,501
Bouygues S.A.	8,660	233,371
Bureau Veritas S.A.	2,506	222,760
Cap Gemini S.A.	6,782	250,012
Carrefour S.A.	26,389	487,613
Casino Guichard Perrachon S.A.	2,537	222,763
Christian Dior S.A.	2,495	343,613
Cie de Saint-Gobain S.A.	18,341	678,699
Cie Generale de Geophysique-Veritas*	6,282	162,313
Cie Generale des Etablissements Michelin	8,226	538,019
Cie Generale d’Optique Essilor International S.A.	9,282	862,243
CNP Assurances S.A.*	6,586	80,468
Credit Agricole S.A.*	44,966	198,489
Danone S.A.	26,365	1,636,802
Dassault Systemes S.A.	2,797	262,756
Edenred	7,644	216,904
EDF S.A.	11,020	245,346
Eurazeo S.A.	1,306	50,349
Eutelsat Communications S.A.	5,945	182,790
Fonciere des Regions (REIT)	1,095	78,891
France Telecom S.A.	84,610	1,113,438
GDF Suez S.A.	56,531	1,348,770
Gecina S.A. (REIT)	976	87,329
Groupe Eurotunnel S.A. (Registered)	25,284	205,600
ICADE (REIT)	1,040	78,895
Iliad S.A.	1,049	151,778
Imerys S.A.	1,495	76,347
J.C. Decaux S.A.	2,938	64,829
Klepierre S.A. (REIT)	4,363	143,771
Lafarge S.A.	8,544	382,389
Lagardere S.C.A.	5,296	147,856
Legrand S.A.	10,764	366,085
L’Oreal S.A.	10,968	1,284,826
LVMH Moet Hennessy Louis Vuitton S.A.	11,581	1,765,157
Natixis S.A.	41,259	111,649
Pernod-Ricard S.A.	9,665	1,033,928
Peugeot S.A.*	10,315	102,006
PPR S.A.	3,477	496,515
Publicis Groupe S.A.	6,685	305,716
Remy Cointreau S.A.	996	109,120
Renault S.A.	8,790	352,443
Rexel S.A.	4,784	81,667
Safran S.A.	10,394	385,804
Sanofi S.A.	55,023	4,172,455
Schneider Electric S.A.	23,787	1,325,381
SCOR SE	7,496	181,871
Societe BIC S.A.	1,283	132,548
Societe Generale S.A.*	31,898	752,063
Sodexo S.A.	4,315	336,218
Suez Environnement Co. S.A.	12,602	135,654
Technip S.A.	4,536	473,355
Thales S.A.	4,192	138,718
Total S.A.	96,775	4,367,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Unibail-Rodamco S.A. (REIT)	4,192	$773,408
Vallourec S.A.	4,736	194,379
Veolia Environnement S.A.	15,503	196,178
Vinci S.A.	20,695	968,595
Vivendi S.A.	58,819	1,093,483
Wendel S.A.	1,467	108,546
Zodiac Aerospace	1,534	156,089

		38,205,286

Germany (3.5%)
Adidas AG	9,553	685,168
Allianz SE (Registered)	20,765	2,088,023
Axel Springer AG	1,754	75,423
BASF SE	88,984	6,183,379
BASF SE (ADR)	6,500	451,100
Bayer AG (Registered)	37,710	2,719,218
Bayerische Motoren Werke (BMW) AG	15,107	1,094,622
Bayerische Motoren Werke (BMW) AG (Preference)	2,403	118,549
Beiersdorf AG	4,615	299,435
Brenntag AG	2,124	234,974
Celesio AG	3,733	60,957
Commerzbank AG*	166,481	282,799
Continental AG	3,661	305,178
Daimler AG (Registered)	41,336	1,859,043
Deutsche Bank AG (Registered)	42,399	1,540,920
Deutsche Boerse AG	8,914	481,109
Deutsche Lufthansa AG (Registered)	10,554	122,165
Deutsche Post AG (Registered)	38,647	684,482
Deutsche Telekom AG (Registered)	128,147	1,405,805
E.ON AG	82,147	1,769,484
Fraport AG	1,636	88,085
Fresenius Medical Care AG & Co. KGaA	9,581	678,159
Fresenius SE & Co. KGaA	5,630	583,804
GEA Group AG	7,880	209,233
Hannover Rueckversicherung AG (Registered)	2,710	160,914
HeidelbergCement AG	6,438	309,065
Henkel AG & Co. KGaA	5,944	329,396
Henkel AG & Co. KGaA (Preference)	8,140	540,592
Hochtief AG*	1,432	69,350
Hugo Boss AG	923	91,295
Infineon Technologies AG	49,690	336,921
K+S AG (Registered)	7,882	359,628
Kabel Deutschland Holding AG*	4,124	256,648
Lanxess AG	3,811	240,393
Linde AG	7,805	1,215,692
MAN SE	1,941	198,374
Merck KGaA	2,959	295,284
Metro AG	5,954	173,682
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	8,184	1,154,680
Porsche Automobil Holding SE (Preference)	7,004	348,768

ProSiebenSat.1 Media AG (Preference)	4,084	$91,167
RWE AG	22,339	913,195
RWE AG (Preference)	1,715	63,494
Salzgitter AG	1,734	71,281
SAP AG	41,959	2,477,828
Siemens AG (Registered)	37,515	3,153,426
Suedzucker AG	2,953	104,458
ThyssenKrupp AG	17,658	287,672
United Internet AG (Registered)	4,484	76,975
Volkswagen AG	1,353	204,131
Volkswagen AG (Preference)	6,600	1,046,414
Wacker Chemie AG	684	47,015

		38,638,852

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	9,060	160,728
OPAP S.A.	9,757	61,400

		222,128

Hong Kong (1.1%)
AIA Group Ltd.	466,000	1,606,743
ASM Pacific Technology Ltd.	8,907	113,583
Bank of East Asia Ltd.	61,980	223,210
BOC Hong Kong Holdings Ltd.	169,043	519,140
Cathay Pacific Airways Ltd.	52,575	85,042
Cheung Kong Holdings Ltd.	63,899	788,785
Cheung Kong Infrastructure Holdings Ltd.	21,340	128,554
CLP Holdings Ltd.	82,064	697,993
First Pacific Co., Ltd.	94,000	97,692
Foxconn International Holdings Ltd.*	104,558	38,138
Galaxy Entertainment Group Ltd.*	67,000	168,291
Hang Lung Group Ltd.	39,739	244,913
Hang Lung Properties Ltd.	102,438	348,702
Hang Seng Bank Ltd.	34,974	479,306
Henderson Land Development Co., Ltd.	43,190	239,954
Hong Kong & China Gas Co., Ltd.	237,952	505,476
Hong Kong Exchanges and Clearing Ltd.	46,827	671,732
Hopewell Holdings Ltd.	24,851	71,091
Hutchison Whampoa Ltd.	97,571	843,881
Hysan Development Co., Ltd.	28,459	108,247
Kerry Properties Ltd.	33,232	142,397
Li & Fung Ltd.	259,038	502,650
Lifestyle International Holdings Ltd.	22,241	48,954
Link REIT (REIT)	103,186	421,869
MGM China Holdings Ltd.	42,400	65,212
MTR Corp., Ltd.	66,529	227,676
New World Development Co., Ltd.	165,170	194,998
Noble Group Ltd.	173,979	155,334
NWS Holdings Ltd.	61,215	89,135
Orient Overseas International Ltd.	9,452	46,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

PCCW Ltd.	176,585	$64,873
Power Assets Holdings Ltd.	63,496	476,753
Shangri-La Asia Ltd.	71,859	137,817
Sino Land Co., Ltd.	133,241	202,255
SJM Holdings Ltd.	87,000	162,329
Sun Hung Kai Properties Ltd.	71,278	845,807
Swire Pacific Ltd., Class A	30,831	359,627
Wharf Holdings Ltd.	69,330	385,445
Wheelock & Co., Ltd.	41,116	156,230
Wing Hang Bank Ltd.	7,856	76,135
Yue Yuen Industrial Holdings Ltd.	34,199	107,654

		12,849,941

Ireland (0.3%)
CRH plc	32,841	631,366
Elan Corp. plc*	22,991	335,149
Experian plc	45,894	648,306
Irish Bank Resolution Corp., Ltd.*†(b)	67,703	—
James Hardie Industries SE (CDI)	19,574	160,327
Kerry Group plc, Class A	6,831	299,047
Shire plc	25,682	738,119
WPP plc	57,543	699,395

		3,511,709

Israel (0.2%)
Bank Hapoalim B.M.	47,648	147,632
Bank Leumi Le-Israel B.M.*	56,265	137,196
Bezeq Israeli Telecommunication Corp., Ltd.	84,889	89,824
Delek Group Ltd.	194	28,651
Elbit Systems Ltd.	1,128	39,034
Israel Chemicals Ltd.	20,420	225,433
Israel Corp., Ltd.	106	59,677
Mizrahi Tefahot Bank Ltd.*	5,378	41,894
NICE Systems Ltd.*	2,765	100,942
Teva Pharmaceutical Industries Ltd.	42,977	1,693,981

		2,564,264

Italy (1.5%)
Assicurazioni Generali S.p.A.	53,338	723,830
Atlantia S.p.A.	15,187	193,971
Autogrill S.p.A.	4,981	45,235
Banca Monte dei Paschi di Siena S.p.A.*	284,510	71,377
Banco Popolare S.c.a.r.l.*	78,521	105,550
Enel Green Power S.p.A.	78,301	124,143
Enel S.p.A.	300,436	969,531
Eni S.p.A.	109,597	2,338,950
Exor S.p.A.	2,827	60,879
Fiat Industrial S.p.A.	39,217	386,461
Fiat S.p.A.*	40,298	203,911
Finmeccanica S.p.A.*	17,836	72,128
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	40,558	46,438
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	460,237	658,280
Luxottica Group S.p.A.	5,367	188,186
Mediaset S.p.A.	31,051	54,325

Mediobanca S.p.A.	22,966	$101,702
Pirelli & C. S.p.A.	10,643	112,269
Prysmian S.p.A.	9,370	140,150
Saipem S.p.A.	171,342	7,630,820
Snam S.p.A.	73,567	327,962
Telecom Italia S.p.A.	429,591	423,335
Telecom Italia S.p.A. (RNC)	271,545	218,431
Terna Rete Elettrica Nazionale S.p.A.	58,928	212,324
UniCredit S.p.A.*	185,044	701,180
Unione di Banche Italiane S.c.p.A.	38,287	125,666

		16,237,034

Japan (8.6%)
ABC-Mart, Inc.	1,240	46,343
Advantest Corp.	6,698	104,744
Aeon Co., Ltd.	27,452	342,190
Aeon Credit Service Co., Ltd.	3,438	63,752
Aeon Mall Co., Ltd.	3,162	67,258
Air Water, Inc.	7,000	84,669
Aisin Seiki Co., Ltd.	8,738	290,777
Ajinomoto Co., Inc.	29,168	405,492
Alfresa Holdings Corp.	1,866	98,904
All Nippon Airways Co., Ltd.	37,302	105,787
Amada Co., Ltd.	16,148	95,780
Aozora Bank Ltd.	26,918	64,248
Asahi Glass Co., Ltd.	45,752	307,952
Asahi Group Holdings Ltd.	17,687	379,874
Asahi Kasei Corp.	58,078	315,077
Asics Corp.	6,948	88,278
Astellas Pharma, Inc.	20,230	883,645
Bank of Kyoto Ltd.	14,082	106,665
Bank of Yokohama Ltd.	55,700	263,081
Benesse Holdings, Inc.	3,074	137,432
Bridgestone Corp.	29,664	680,426
Brother Industries Ltd.	10,515	120,340
Canon, Inc.	51,630	2,067,408
Casio Computer Co., Ltd.	9,827	64,435
Central Japan Railway Co.	69	545,308
Chiba Bank Ltd.	34,672	208,240
Chiyoda Corp.	7,000	85,756
Chubu Electric Power Co., Inc.	29,454	478,211
Chugai Pharmaceutical Co., Ltd.	10,247	193,997
Chugoku Bank Ltd.	8,511	110,899
Chugoku Electric Power Co., Inc.	13,662	224,939
Citizen Holdings Co., Ltd.	11,652	68,393
Coca-Cola West Co., Ltd.	2,648	46,175
Cosmo Oil Co., Ltd.	24,222	61,596
Credit Saison Co., Ltd.	7,116	157,906
Dai Nippon Printing Co., Ltd.	26,162	204,841
Daicel Corp.	12,955	79,564
Daido Steel Co., Ltd.	12,519	77,965
Daihatsu Motor Co., Ltd.	8,200	143,650
Dai-ichi Life Insurance Co., Ltd.	389	450,616
Daiichi Sankyo Co., Ltd.	30,787	518,362
Daikin Industries Ltd.	10,723	301,080
Dainippon Sumitomo Pharma Co., Ltd.	6,992	71,317
Daito Trust Construction Co., Ltd.	3,338	316,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Daiwa House Industry Co., Ltd.	22,658	$321,668
Daiwa Securities Group, Inc.	75,476	284,169
DeNA Co., Ltd.	4,700	124,761
Denki Kagaku Kogyo KK	21,718	75,801
Denso Corp.	22,212	756,296
Dentsu, Inc.	8,291	245,269
East Japan Railway Co.	15,520	974,409
Eisai Co., Ltd.	11,454	502,876
Electric Power Development Co., Ltd.	5,203	136,453
FamilyMart Co., Ltd.	2,704	123,809
FANUC Corp.	8,744	1,436,615
Fast Retailing Co., Ltd.	2,416	485,006
Fuji Electric Co., Ltd.	24,288	59,322
Fuji Heavy Industries Ltd.	26,480	213,744
Fujifilm Holdings Corp.	21,168	400,188
Fujitsu Ltd.	84,742	406,058
Fukuoka Financial Group, Inc.	34,983	136,698
Furukawa Electric Co., Ltd.	28,288	67,024
Gree, Inc.	4,100	82,391
GS Yuasa Corp.	15,963	72,963
Gunma Bank Ltd.	17,274	81,712
Hachijuni Bank Ltd.	19,088	99,309
Hakuhodo DY Holdings, Inc.	1,096	72,567
Hamamatsu Photonics KK	3,200	108,358
Hankyu Hanshin Holdings, Inc.	52,000	262,589
Hino Motors Ltd.	11,830	85,491
Hirose Electric Co., Ltd.	1,366	135,061
Hisamitsu Pharmaceutical Co., Inc.	2,767	136,283
Hitachi Chemical Co., Ltd.	4,588	71,898
Hitachi Construction Machinery Co., Ltd.	4,751	89,442
Hitachi High-Technologies Corp.	2,918	71,908
Hitachi Ltd.	206,211	1,268,223
Hitachi Metals Ltd.	7,386	87,996
Hokkaido Electric Power Co., Inc.	8,468	109,447
Hokuriku Electric Power Co.	7,538	117,314
Honda Motor Co., Ltd.	74,304	2,588,352
Hoya Corp.	19,902	438,517
Ibiden Co., Ltd.	5,334	96,330
Idemitsu Kosan Co., Ltd.	990	88,530
IHI Corp.	59,834	127,699
INPEX Corp.	100	560,632
Isetan Mitsukoshi Holdings Ltd.	16,348	173,413
Isuzu Motors Ltd.	54,138	289,439
ITOCHU Corp.	68,732	721,250
ITOCHU Techno-Solutions Corp.	1,134	54,860
Iyo Bank Ltd.	11,578	92,402
J. Front Retailing Co., Ltd.	21,068	105,851
Japan Petroleum Exploration Co.	1,310	49,878
Japan Prime Realty Investment Corp. (REIT)	30	84,508
Japan Real Estate Investment Corp. (REIT)	25	229,843
Japan Retail Fund Investment Corp. (REIT)	84	133,195
Japan Steel Works Ltd.	14,022	77,388

Japan Tobacco, Inc.	41,000	$1,214,976
JFE Holdings, Inc.	21,076	352,412
JGC Corp.	9,326	269,925
Joyo Bank Ltd.	29,480	134,215
JS Group Corp.	12,223	258,583
JSR Corp.	8,218	142,567
JTEKT Corp.	9,882	102,071
Jupiter Telecommunications Co., Ltd.	97	99,019
JX Holdings, Inc.	102,678	527,456
Kajima Corp.	37,739	110,729
Kamigumi Co., Ltd.	10,704	85,436
Kaneka Corp.	12,644	69,955
Kansai Electric Power Co., Inc.	34,323	411,177
Kansai Paint Co., Ltd.	9,452	101,215
Kao Corp.	23,967	661,009
Kawasaki Heavy Industries Ltd.	64,840	177,404
Kawasaki Kisen Kaisha Ltd.*	32,162	63,662
KDDI Corp.	123	793,392
Keikyu Corp.	21,466	195,318
Keio Corp.	26,347	191,014
Keisei Electric Railway Co., Ltd.	11,955	100,950
Keyence Corp.	2,053	507,744
Kikkoman Corp.	7,823	96,746
Kinden Corp.	6,696	43,962
Kintetsu Corp.	73,980	295,000
Kirin Holdings Co., Ltd.	39,991	471,324
Kobe Steel Ltd.	115,095	138,256
Koito Manufacturing Co., Ltd.	4,000	56,019
Komatsu Ltd.	42,572	1,020,364
Konami Corp.	4,488	101,933
Konica Minolta Holdings, Inc.	21,436	168,931
Kubota Corp.	49,508	456,897
Kuraray Co., Ltd.	15,792	204,420
Kurita Water Industries Ltd.	5,114	118,244
Kyocera Corp.	7,004	604,775
Kyowa Hakko Kirin Co., Ltd.	11,267	115,760
Kyushu Electric Power Co., Inc.	19,588	232,372
Lawson, Inc.	2,780	194,496
Mabuchi Motor Co., Ltd.	1,052	41,923
Makita Corp.	5,146	180,926
Marubeni Corp.	75,668	503,627
Marui Group Co., Ltd.	9,886	75,450
Maruichi Steel Tube Ltd.	2,016	43,373
Mazda Motor Corp.*	116,679	158,375
McDonald’s Holdings Co. Japan Ltd.	2,980	83,848
Medipal Holdings Corp.	6,522	92,282
MEIJI Holdings Co., Ltd.	2,834	130,097
Miraca Holdings, Inc.	2,500	103,951
Mitsubishi Chemical Holdings Corp.	61,859	272,433
Mitsubishi Corp.	64,084	1,294,087
Mitsubishi Electric Corp.	88,371	736,532
Mitsubishi Estate Co., Ltd.	57,011	1,022,727
Mitsubishi Gas Chemical Co., Inc.	17,711	100,660
Mitsubishi Heavy Industries Ltd.	138,256	561,392
Mitsubishi Logistics Corp.	5,008	52,856
Mitsubishi Materials Corp.	50,819	147,127
Mitsubishi Motors Corp.*	178,218	179,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Tanabe Pharma Corp.	10,390	$149,293
Mitsubishi UFJ Financial Group, Inc.	580,916	2,780,143
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,600	108,323
Mitsui & Co., Ltd.	79,254	1,175,871
Mitsui Chemicals, Inc.	39,288	98,449
Mitsui Fudosan Co., Ltd.	38,427	745,437
Mitsui O.S.K. Lines Ltd.	49,575	178,574
Mizuho Financial Group, Inc.	1,041,202	1,762,580
MS&AD Insurance Group Holdings, Inc.	23,198	406,044
Murata Manufacturing Co., Ltd.	9,271	486,341
Nabtesco Corp.	4,700	104,499
Namco Bandai Holdings, Inc.	8,219	112,973
NEC Corp.*	119,742	185,856
Nexon Co., Ltd.*	4,800	93,904
NGK Insulators Ltd.	12,267	135,393
NGK Spark Plug Co., Ltd.	7,948	104,937
NHK Spring Co., Ltd.	7,475	80,487
Nidec Corp.	4,946	375,078
Nikon Corp.	15,559	472,672
Nintendo Co., Ltd.	4,839	564,634
Nippon Building Fund, Inc. (REIT)	28	271,124
Nippon Electric Glass Co., Ltd.	17,022	101,242
Nippon Express Co., Ltd.	38,427	158,630
Nippon Meat Packers, Inc.	8,075	106,937
Nippon Paper Group, Inc.	4,330	68,739
Nippon Steel Corp.	233,567	529,256
Nippon Telegraph & Telephone Corp.	19,887	923,993
Nippon Yusen KK	72,442	192,390
Nishi-Nippon City Bank Ltd.	29,480	71,838
Nissan Motor Co., Ltd.	113,448	1,074,432
Nisshin Seifun Group, Inc.	8,638	101,114
Nisshin Steel Co., Ltd.	31,672	44,468
Nissin Foods Holdings Co., Ltd.	2,606	99,290
Nitori Holdings Co., Ltd.	1,575	149,140
Nitto Denko Corp.	7,511	320,347
NKSJ Holdings, Inc.	17,104	364,547
NOK Corp.	4,664	99,319
Nomura Holdings, Inc.	165,908	619,591
Nomura Real Estate Holdings, Inc.	4,175	76,445
Nomura Real Estate Office Fund, Inc. (REIT)	13	73,401
Nomura Research Institute Ltd.	4,688	103,325
NSK Ltd.	19,970	128,924
NTN Corp.	20,214	63,479
NTT Data Corp.	57	175,024
NTT DoCoMo, Inc.	697	1,159,932
NTT Urban Development Corp.	53	42,825
Obayashi Corp.	29,666	129,992
Odakyu Electric Railway Co., Ltd.	29,103	289,552
OJI Paper Co., Ltd.	36,612	140,586
Olympus Corp.*	9,752	158,165
Omron Corp.	9,344	197,293
Ono Pharmaceutical Co., Ltd.	3,775	237,444

Oracle Corp. Japan	1,640	$70,584
Oriental Land Co., Ltd.	2,286	261,442
ORIX Corp.	4,791	445,938
Osaka Gas Co., Ltd.	85,868	359,922
Otsuka Corp.	739	63,399
Otsuka Holdings Co., Ltd.	16,500	505,566
Panasonic Corp.	100,886	820,565
Rakuten, Inc.	33,200	343,813
Resona Holdings, Inc.	86,402	356,614
Ricoh Co., Ltd.	29,480	248,862
Rinnai Corp.	1,484	102,244
Rohm Co., Ltd.	4,426	170,246
Sankyo Co., Ltd.	2,198	107,241
Sanrio Co., Ltd.	2,000	72,895
Santen Pharmaceutical Co., Ltd.	3,331	136,612
SBI Holdings, Inc.	1,053	78,090
Secom Co., Ltd.	9,527	437,318
Sega Sammy Holdings, Inc.	9,175	186,608
Seiko Epson Corp.	5,722	58,001
Sekisui Chemical Co., Ltd.	20,214	188,237
Sekisui House Ltd.	24,970	235,667
Seven & I Holdings Co., Ltd.	34,312	1,033,866
Seven Bank Ltd.	23,500	60,303
Sharp Corp.	45,938	233,194
Shikoku Electric Power Co., Inc.	7,843	166,539
Shimadzu Corp.	10,140	87,497
Shimamura Co., Ltd.	946	109,426
Shimano, Inc.	3,436	224,748
Shimizu Corp.	25,910	89,931
Shin-Etsu Chemical Co., Ltd.	18,764	1,032,331
Shinsei Bank Ltd.	70,173	85,142
Shionogi & Co., Ltd.	13,707	186,396
Shiseido Co., Ltd.	16,522	260,477
Shizuoka Bank Ltd.	24,724	254,231
Showa Denko KK	65,382	127,065
Showa Shell Sekiyu KK	8,275	50,678
SMC Corp.	2,448	423,688
Softbank Corp.	40,372	1,500,996
Sojitz Corp.	55,642	92,066
Sony Corp.	45,864	652,673
Sony Financial Holdings, Inc.	8,000	130,861
Square Enix Holdings Co., Ltd.	3,024	47,683
Stanley Electric Co., Ltd.	6,384	98,544
Sumco Corp.*	5,052	45,848
Sumitomo Chemical Co., Ltd.	68,158	209,608
Sumitomo Corp.	51,428	719,504
Sumitomo Electric Industries Ltd.	34,460	428,438
Sumitomo Heavy Industries Ltd.	24,784	111,281
Sumitomo Metal Industries Ltd.	153,920	253,374
Sumitomo Metal Mining Co., Ltd.	23,784	267,699
Sumitomo Mitsui Financial Group, Inc.	61,268	2,021,162
Sumitomo Mitsui Trust Holdings, Inc.	142,268	425,024
Sumitomo Realty & Development Co., Ltd.	16,526	406,619
Sumitomo Rubber Industries Ltd.	7,636	99,485
Suruga Bank Ltd.	7,890	80,810
Suzuken Co., Ltd.	3,206	108,132

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Suzuki Motor Corp.	16,536	$338,952
Sysmex Corp.	3,200	126,466
T&D Holdings, Inc.	26,568	283,359
Taiheiyo Cement Corp.	50,000	114,728
Taisei Corp.	46,183	123,720
Taisho Pharmaceutical Holdings Co., Ltd.	1,671	141,264
Taiyo Nippon Sanso Corp.	10,392	60,714
Takashimaya Co., Ltd.	11,955	91,791
Takeda Pharmaceutical Co., Ltd.	36,023	1,634,701
TDK Corp.	5,571	226,121
Teijin Ltd.	42,250	128,549
Terumo Corp.	6,950	285,529
THK Co., Ltd.	5,408	102,440
Tobu Railway Co., Ltd.	46,991	247,528
Toho Co., Ltd.	5,046	87,161
Toho Gas Co., Ltd.	18,592	115,470
Tohoku Electric Power Co., Inc.*	20,459	205,549
Tokio Marine Holdings, Inc.	33,015	830,125
Tokyo Electric Power Co., Inc.*	64,858	125,359
Tokyo Electron Ltd.	7,836	366,462
Tokyo Gas Co., Ltd.	112,711	575,622
Tokyu Corp.	52,011	244,814
Tokyu Land Corp.	19,592	97,256
TonenGeneral Sekiyu KK	12,830	113,880
Toppan Printing Co., Ltd.	24,910	166,526
Toray Industries, Inc.	66,774	455,416
Toshiba Corp.	183,683	697,136
Tosoh Corp.	24,095	65,430
TOTO Ltd.	12,267	91,608
Toyo Seikan Kaisha Ltd.	6,704	81,226
Toyo Suisan Kaisha Ltd.	3,756	100,265
Toyoda Gosei Co., Ltd.	2,942	67,639
Toyota Boshoku Corp.	2,992	36,310
Toyota Industries Corp.	7,418	211,937
Toyota Motor Corp.	125,736	5,067,863
Toyota Tsusho Corp.	9,714	185,283
Trend Micro, Inc.	4,782	141,184
Tsumura & Co.	2,604	68,906
Ube Industries Ltd.	45,123	104,728
Unicharm Corp.	5,194	295,887
Ushio, Inc.	4,564	56,429
USS Co., Ltd.	1,011	109,206
West Japan Railway Co.	7,800	321,270
Yahoo! Japan Corp.	668	216,183
Yakult Honsha Co., Ltd.	4,407	172,531
Yamada Denki Co., Ltd.	3,922	200,180
Yamaguchi Financial Group, Inc.	9,763	86,055
Yamaha Corp.	6,979	71,815
Yamaha Motor Co., Ltd.	12,532	119,559
Yamato Holdings Co., Ltd.	17,136	275,900
Yamato Kogyo Co., Ltd.	1,854	51,661
Yamazaki Baking Co., Ltd.	4,571	59,854
Yaskawa Electric Corp.	9,140	69,363
Yokogawa Electric Corp.	8,903	91,894

		95,992,208

Luxembourg (0.9%)
ArcelorMittal S.A.	42,544	657,223

Millicom International Cellular S.A. (SDR)	2,875	$271,250
SES S.A. (FDR)	12,957	306,399
Tenaris S.A.	21,596	377,585
Tenaris S.A. (ADR)	246,195	8,609,439

		10,221,896

Macau (0.0%)
Sands China Ltd.	110,267	353,224
Wynn Macau Ltd.	70,400	165,540

		518,764

Mexico (0.0%)
Fresnillo plc	8,233	188,948

Netherlands (2.7%)
Aegon N.V.	78,627	366,252
Akzo Nobel N.V.	10,723	504,409
ASML Holding N.V.	19,163	976,495
Core Laboratories N.V.	51,400	5,957,260
Corio N.V. (REIT)	2,895	127,514
D.E Master Blenders 1753 N.V.*	27,220	306,922
Delta Lloyd N.V.	4,500	62,486
European Aeronautic Defence and Space Co. N.V.	18,751	664,960
Fugro N.V. (CVA)	3,118	189,464
Gemalto N.V.	3,577	257,244
Heineken Holding N.V.	4,626	207,051
Heineken N.V.	10,527	549,876
ING Groep N.V. (CVA)*	174,782	1,179,225
Koninklijke (Royal) KPN N.V.	65,379	626,031
Koninklijke Ahold N.V.	47,774	591,987
Koninklijke Boskalis Westminster N.V.	3,154	104,085
Koninklijke DSM N.V.	7,054	348,026
Koninklijke Philips Electronics N.V.	46,130	912,156
Koninklijke Vopak N.V.	3,226	206,872
QIAGEN N.V.*	10,752	179,541
Randstad Holding N.V.	5,380	158,882
Reed Elsevier N.V.	31,469	359,984
Royal Dutch Shell plc, Class A	167,243	5,633,789
Royal Dutch Shell plc, Class B	121,339	4,234,754
SBM Offshore N.V.*	7,668	106,419
TNT Express N.V.	14,968	175,094
Unilever N.V. (N.Y. Shares)	89,540	2,986,159
Unilever N.V. (CVA)	74,285	2,486,350
Wolters Kluwer N.V.	13,834	220,231

		30,679,518

New Zealand (0.1%)
Auckland International Airport Ltd.	41,132	80,702
Contact Energy Ltd.*	15,903	61,571
Fletcher Building Ltd.	30,585	144,660
SKYCITY Entertainment Group Ltd.	25,512	69,655
Telecom Corp. of New Zealand Ltd.	88,405	169,766

		526,354

Norway (0.3%)
Aker Solutions ASA	7,343	104,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

DNB ASA	44,679	$444,478
Gjensidige Forsikring ASA	8,925	103,838
Norsk Hydro ASA	42,727	192,837
Orkla ASA	35,357	256,637
Statoil ASA	50,921	1,217,624
Telenor ASA	33,068	551,493
Yara International ASA	8,554	374,609
Yara International ASA (ADR)	5,000	217,550

		3,463,619

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	87,969	60,073
EDP - Energias de Portugal S.A.	87,596	206,937
Galp Energia SGPS S.A., Class B	10,380	131,654
Jeronimo Martins SGPS S.A.	10,112	170,636
Portugal Telecom SGPS S.A. (Registered)	28,923	127,118

		696,418

Singapore (0.7%)
Ascendas Real Estate Investment Trust (REIT)	85,522	146,017
CapitaLand Ltd.	117,502	253,654
CapitaMall Trust (REIT)	107,267	162,488
CapitaMalls Asia Ltd.	60,421	75,349
City Developments Ltd.	22,280	199,114
ComfortDelGro Corp., Ltd.	83,550	102,379
Cosco Corp., (Singapore) Ltd.	43,056	33,793
DBS Group Holdings Ltd.	82,795	913,890
Fraser and Neave Ltd.	41,620	231,944
Genting Singapore plc	279,261	313,400
Global Logistic Properties Ltd.*	96,000	159,929
Golden Agri-Resources Ltd.	300,537	160,662
Hutchison Port Holdings Trust, Class U	240,000	171,571
Jardine Cycle & Carriage Ltd.	4,449	164,147
Keppel Corp., Ltd.	65,685	538,229
Keppel Land Ltd.	33,000	84,818
Neptune Orient Lines Ltd.*	38,991	34,417
Olam International Ltd.	73,924	107,575
Oversea-Chinese Banking Corp., Ltd.	117,922	823,789
SembCorp Industries Ltd.	44,812	183,206
SembCorp Marine Ltd.	37,626	143,665
Singapore Airlines Ltd.	24,682	202,903
Singapore Exchange Ltd.	39,302	197,297
Singapore Press Holdings Ltd.	73,523	227,028
Singapore Technologies Engineering Ltd.	70,019	172,789
Singapore Telecommunications Ltd.	364,119	952,112
StarHub Ltd.	26,724	72,461
United Overseas Bank Ltd.	57,826	859,327
UOL Group Ltd.	20,532	80,491
Wilmar International Ltd.	87,455	251,419

		8,019,863

Spain (1.1%)
Abertis Infraestructuras S.A.*†	800	10,832
Abertis Infraestructuras S.A.	16,010	216,774

Acciona S.A.	977	$58,341
Acerinox S.A.	4,345	48,813
ACS Actividades de Construccion y Servicios S.A.	6,332	135,743
Amadeus IT Holding S.A., Class A	14,347	303,828
Banco Bilbao Vizcaya Argentaria S.A.	216,086	1,557,409
Banco de Sabadell S.A.	96,655	188,656
Banco Popular Espanol S.A.	49,060	111,225
Banco Santander S.A.	426,893	2,851,129
Bankia S.A.*	34,060	40,011
CaixaBank	34,208	111,891
Distribuidora Internacional de Alimentacion S.A.*	27,399	128,775
Enagas S.A.	8,239	150,346
Ferrovial S.A.	18,531	208,939
Gas Natural SDG S.A.	15,638	200,882
Grifols S.A.*	6,708	170,147
Iberdrola S.A.	177,271	839,360
Inditex S.A.	9,959	1,030,056
Mapfre S.A.	34,107	69,523
Red Electrica Corporacion S.A.	4,875	212,597
Repsol YPF S.A.	36,248	582,803
Telefonica S.A.	187,324	2,471,372
Zardoya Otis S.A.*†	325	3,616
Zardoya Otis S.A.	6,501	72,342

		11,775,410

Sweden (1.2%)
Alfa Laval AB	15,368	264,076
Assa Abloy AB, Class B	15,162	423,975
Atlas Copco AB, Class A	30,665	662,099
Atlas Copco AB, Class B	17,852	341,327
Boliden AB	12,560	175,691
Electrolux AB	11,030	220,227
Elekta AB, Class B	4,134	188,526
Getinge AB, Class B	9,172	227,290
Hennes & Mauritz AB, Class B	43,315	1,557,298
Hexagon AB, Class B	10,862	187,312
Holmen AB, Class B	2,326	63,322
Husqvarna AB, Class B	17,915	84,809
Industrivarden AB, Class C	5,200	67,124
Investment AB Kinnevik, Class B	9,445	189,702
Investor AB, Class B	20,831	398,536
Lundin Petroleum AB*	10,029	188,144
Modern Times Group AB, Class B	2,112	98,016
Nordea Bank AB	120,070	1,039,506
Ratos AB, Class B	8,510	80,941
Sandvik AB	45,833	590,065
Scania AB, Class B	14,662	251,760
Securitas AB, Class B	13,993	108,857
Skandinaviska Enskilda Banken AB, Class A	64,512	420,519
Skanska AB, Class B	17,410	267,014
SKF AB, Class B	17,927	354,665
SSAB AB, Class A	6,877	57,227
Svenska Cellulosa AB, Class B	26,460	397,386
Svenska Handelsbanken AB, Class A	22,383	737,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Swedbank AB, Class A	37,480	$592,698
Swedish Match AB	9,742	393,166
Tele2 AB, Class B	14,569	225,798
Telefonaktiebolaget LM Ericsson, Class B	137,402	1,253,782
TeliaSonera AB	98,885	632,606
Volvo AB, Class B	63,539	727,882

		13,469,185

Switzerland (8.9%)
ABB Ltd. (Registered)*	100,302	1,636,951
Actelion Ltd. (Registered)*	5,003	205,483
Adecco S.A. (Registered)*	6,070	270,125
Aryzta AG*	3,930	195,303
Baloise Holding AG (Registered)	2,133	140,812
Banque Cantonale Vaudoise (Registered)	134	71,079
Barry Callebaut AG (Registered)*	84	76,308
Cie Financiere Richemont S.A., Class A	23,813	1,306,870
Credit Suisse Group AG (Registered)*	53,077	969,652
GAM Holding AG*	8,619	95,954
Geberit AG (Registered)*	1,732	341,643
Givaudan S.A. (Registered)*	380	373,228
Glencore International plc	63,334	294,234
Holcim Ltd. (Registered)*	10,458	579,393
Julius Baer Group Ltd.*	9,457	342,403
Kuehne + Nagel International AG (Registered)	2,473	261,755
Lindt & Spruengli AG*	40	123,643
Lindt & Spruengli AG (Registered)*	5	183,689
Lonza Group AG (Registered)*	2,354	98,024
Nestle S.A. (Registered)	297,658	17,755,722
Nestle S.A. (Registered) (ADR)	155,035	9,261,791
Noble Corp.*	554,282	18,030,793
Novartis AG (Registered)	129,632	7,230,866
Novartis AG (ADR)	54,051	3,021,451
Pargesa Holding S.A.	1,194	71,147
Partners Group Holding AG	596	105,958
Roche Holding AG	32,029	5,529,084
Schindler Holding AG	2,198	245,802
Schindler Holding AG (Registered)	963	108,589
SGS S.A. (Registered)	250	468,448
Sika AG	97	186,816
Sonova Holding AG (Registered)*	2,253	217,405
STMicroelectronics N.V.	29,296	161,114
Straumann Holding AG (Registered)	400	58,748
Sulzer AG (Registered)	1,077	127,680
Swatch Group AG	1,409	557,486
Swatch Group AG (Registered)	1,998	139,009
Swiss Life Holding AG (Registered)*	1,364	128,713
Swiss Prime Site AG (Registered)*	2,204	183,955
Swiss Reinsurance AG*	16,073	1,009,752

Swisscom AG (Registered)	1,066	$428,532
Syngenta AG (Registered)	4,316	1,473,410
Syngenta AG (ADR)	53,684	3,674,133
Transocean Ltd. (BATS Europe Exchange)	16,001	719,192
Transocean Ltd. (New York Exchange)	97,350	4,354,465
UBS AG (Registered)*	165,982	1,941,059
Weatherford International Ltd.*	954,331	12,053,201
Wolseley plc	13,028	486,756
Xstrata plc	94,671	1,194,939
Zurich Insurance Group AG*	6,723	1,516,841

		100,009,406

United Kingdom (12.2%)
3i Group plc	43,488	134,630
Aberdeen Asset Management plc	38,566	157,064
Admiral Group plc	9,139	170,935
Aggreko plc	12,212	397,246
AMEC plc	15,185	239,667
Anglo American plc	60,516	1,985,529
Antofagasta plc	18,051	309,800
ARM Holdings plc	62,866	500,627
Associated British Foods plc	16,306	328,087
AstraZeneca plc	58,217	2,602,237
Aviva plc	132,747	568,221
Babcock International Group plc	16,463	220,290
BAE Systems plc	147,831	668,991
Balfour Beatty plc	31,620	148,113
Barclays plc	528,765	1,353,528
BG Group plc	154,847	3,169,380
BHP Billiton plc	96,309	2,750,241
BP plc	865,198	5,796,965
British American Tobacco plc	281,484	14,327,054
British American Tobacco plc (ADR)	73,762	7,532,575
British Land Co. plc (REIT)	39,142	313,555
British Sky Broadcasting Group plc	51,077	557,457
BT Group plc	355,051	1,176,967
Bunzl plc	15,153	248,234
Burberry Group plc	20,053	418,289
Capita plc	29,586	304,224
Capital Shopping Centres Group plc (REIT)	25,073	126,805
Carnival plc	8,295	283,857
Centrica plc	236,065	1,176,826
Cobham plc	48,563	176,869
Compass Group plc	86,424	906,521
Croda International plc	6,105	216,769
Diageo plc	449,327	11,559,054
Diageo plc (ADR)	78,038	8,043,377
Eurasian Natural Resources Corp.	11,450	74,723
Evraz plc	14,827	60,680
G4S plc	64,587	282,455
GKN plc	71,221	202,793
GlaxoSmithKline plc	230,166	5,219,206
Hammerson plc (REIT)	32,617	227,367
HSBC Holdings plc	820,761	7,237,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

ICAP plc	24,647	$130,487
IMI plc	14,483	189,026
Imperial Tobacco Group plc	45,646	1,756,323
Inmarsat plc	20,111	154,699
InterContinental Hotels Group plc	13,323	321,984
International Consolidated Airlines Group S.A.*	41,335	103,878
International Power plc†	69,858	456,903
Intertek Group plc	7,331	308,104
Invensys plc	36,419	127,125
Investec plc	24,149	140,974
ITV plc	169,421	204,513
J Sainsbury plc	55,910	264,822
Johnson Matthey plc	9,822	340,565
Kazakhmys plc	9,465	107,750
Kingfisher plc	108,271	489,549
Land Securities Group plc (REIT)	35,629	413,200
Legal & General Group plc	268,388	538,142
Lloyds Banking Group plc*	1,886,618	927,972
London Stock Exchange Group plc	7,895	124,374
Lonmin plc	7,210	88,013
Man Group plc	81,072	96,931
Marks & Spencer Group plc	73,351	374,991
Meggitt plc	35,149	213,155
National Grid plc	162,626	1,721,335
Next plc	7,696	385,905
Old Mutual plc	222,385	529,264
Pearson plc	37,261	740,045
Petrofac Ltd.	11,872	259,541
Prudential plc	116,254	1,346,963
Randgold Resources Ltd.	3,988	358,867
Reckitt Benckiser Group plc	30,083	1,586,628
Reed Elsevier plc	55,645	446,410
Resolution Ltd.	63,131	193,957
Rexam plc	40,175	265,777
Rio Tinto plc	261,582	12,492,969
Rio Tinto plc (ADR)	94,928	4,538,508
Rolls-Royce Holdings plc*	85,430	1,152,528
Rolls-Royce Holdings plc (Preference)*†(b)	10,035,656	15,717
Royal Bank of Scotland Group plc*	93,910	318,358
RSA Insurance Group plc	161,763	274,222
SABMiller plc	43,564	1,749,849
Sage Group plc	59,795	259,816
Schroders plc	5,042	106,137
Segro plc (REIT)	34,175	116,496
Serco Group plc	22,848	192,111
Severn Trent plc	10,879	281,768
Smith & Nephew plc	40,966	410,082
Smiths Group plc	17,973	286,075
SSE plc	42,832	933,811
Standard Chartered plc	108,721	2,370,208
Standard Life plc	107,672	394,870
Subsea 7 S.A.	12,886	255,812
Tate & Lyle plc	21,388	217,339
Tesco plc	366,353	1,780,789
TUI Travel plc	20,870	55,692

Tullow Oil plc	41,303	$953,448
Unilever plc	58,537	1,967,379
United Utilities Group plc	31,202	330,135
Vedanta Resources plc	4,928	70,991
Vodafone Group plc	2,271,669	6,382,559
Weir Group plc	9,683	233,542
Whitbread plc	8,152	260,139
WM Morrison Supermarkets plc	108,033	450,876

		136,734,617

United States (3.5%)
Bunge Ltd.	29,718	1,864,507
Cooper Industries plc	239,638	16,338,519
Schlumberger Ltd.	314,944	20,443,015
Sims Metal Management Ltd.	7,315	72,456

		38,718,497

Total Common Stocks (70.3%) (Cost $654,549,152)		788,435,620

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.9%)
iShares FTSE China 25 Index Fund	86,410	2,909,425
iShares MSCI Australia Index Fund	103,715	2,269,284
iShares MSCI Austria Investable Market Index Fund	121,237	1,744,600
iShares MSCI Belgium Investable Market Index Fund‡	146,497	1,687,645
iShares MSCI BRIC Index Fund	71,916	2,579,627
iShares MSCI Canada Index Fund	44,758	1,156,547
iShares MSCI EAFE Index Fund	566,566	28,305,637
iShares MSCI EAFE Small Cap Index Fund	47,600	1,720,264
iShares MSCI Emerging Markets Index Fund	81,332	3,187,401
iShares MSCI France Index Fund	107,167	2,098,330
iShares MSCI Germany Index Fund	341,210	6,755,958
iShares MSCI Hong Kong Index Fund	62,277	1,021,343
iShares MSCI Indonesia Investable Market Index Fund	15,100	433,068
iShares MSCI Israel Capped Investable Market Index Fund	9,500	349,600
iShares MSCI Italy Index Fund	309,848	3,504,381
iShares MSCI Japan Index Fund	945,280	8,895,085
iShares MSCI Malaysia Index Fund	14,662	209,227
iShares MSCI Mexico Investable Market Index Fund	5,748	353,215
iShares MSCI Netherlands Investable Market Index Fund	105,993	1,809,936
iShares MSCI Pacific ex-Japan Index Fund	151,792	6,185,524
iShares MSCI Poland Investable Market Index Fund	7,700	183,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

iShares MSCI Singapore Index Fund	63,726	$785,104
iShares MSCI South Korea Index Fund	6,000	328,860
iShares MSCI Spain Index Fund	56,321	1,396,761
iShares MSCI Sweden Index Fund	65,303	1,681,552
iShares MSCI Switzerland Index Fund	30,300	694,173
iShares MSCI Thailand Index Fund	3,418	236,047
iShares MSCI Turkey Index Fund	9,484	496,393
iShares MSCI United Kingdom Index Fund	66,400	1,081,656
iShares S&P Europe 350 Index Fund	450,166	15,170,594
iShares S&P Latin America 40 Index Fund	32,247	1,337,606
SPDR DJ EURO Stoxx 50 Fund	74,464	2,101,374
SPDR S&P Emerging Asia Pacific ETF	36,279	2,499,260
SPDR S&P Emerging Europe ETF	11,967	448,763
Vanguard MSCI EAFE ETF	161,000	5,082,770

Vanguard MSCI Emerging Markets ETF	6,000	$239,700

Total Investment Companies (9.9%) (Cost $108,061,674)		110,939,970

Total Investments (80.2%) (Cost $762,610,826)		899,375,590
Other Assets Less Liabilities (19.8%)		221,477,863

Net Assets (100%)		$1,120,853,453

*	Non-income producing.
†	Securities (totaling $487,473 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,145,508	$—	$142,380	$1,079,905	$67,640	$(58,964)
iShares MSCI Belgium Investable Market Index Fund	1,593,763	—	51,127	1,687,646	51,834	(4,679)

	$2,739,271	$—	$193,507	$2,767,551	$119,474	$(63,643)

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	3,108	September-12	$84,092,983	$88,693,072	$4,600,089
FTSE 100 Index	620	September-12	52,507,872	53,629,047	1,121,175
SPI 200 Index	209	September-12	21,835,672	21,695,973	(139,699)
TOPIX Index	570	September-12	49,873,374	54,835,804	4,962,430

					$10,543,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	1,500	$1,524,599	$1,484,700	$39,899
British Pound vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	3,000	4,697,514	4,665,660	31,854
European Union Euro vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	9,000	11,397,675	11,285,820	111,855
Japanese Yen vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	150,000	1,878,468	1,884,162	(5,694)

					$177,914

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$46,536,366	$—	$46,536,366
Consumer Staples	29,688,409	79,715,517	—	109,403,926
Energy	104,660,318	43,887,976	405	148,548,699
Financials	3,281,335	99,508,464	—	102,789,799
Health Care	3,021,451	45,740,974	—	48,762,425
Industrials	73,360,081	54,861,532	30,165	128,251,778
Information Technology	—	19,829,226	—	19,829,226
Materials	67,369,171	73,165,144	—	140,534,315
Telecommunication Services	—	24,714,449	—	24,714,449
Utilities	—	18,607,734	456,903	19,064,637
Forward Currency Contracts	—	183,608	—	183,608
Futures	10,683,694	—	—	10,683,694
Investment Companies
Exchange Traded Funds (ETFs)	110,939,970	—	—	110,939,970

Total Assets	$403,004,429	$506,750,990	$487,473	$910,242,892

Liabilities:
Forward Currency Contracts	$—	$(5,694)	$—	$(5,694)
Futures	(139,699)	—	—	(139,699)

Total Liabilities	$(139,699)	$(5,694)	$—	$(145,393)

Total	$402,864,730	$506,745,296	$487,473	$910,097,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Energy†	Investments in Securities-Financials	Investments in Securities-Industrials	Investments in Securities-Utilities

Balance as of 12/31/11	$—	$130	$10,279	$—
Total gains or losses (realized/unrealized) included in earnings	405	(130)	30,146	101,281
Purchases	—	—	—	—
Sales	—	—	(10,260)	(56,822)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	412,444
Transfers out of Level 3	—	—	—	—

Balance as of 6/30/12	$405	$—	$30,165	$456,903

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$405	$—	$30,165	$112,468

†	Security received through corporate action with $0 cost.

Fair Values of Derivative Instruments as of June 30, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	183,608
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	10,683,694	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$10,867,302

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(5,694)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(139,699	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(145,393)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(453,749)	—	(453,749)
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,102,991)	—	—	(1,102,991)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,102,991)	$(453,749)	$—	$(1,556,740)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	208,293	—	208,293
Credit contracts	—	—	—	—	—
Equity contracts	—	8,843,824	—	—	8,843,824
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$8,843,824	$208,293	$—	$9,052,117

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $27,957,000 and futures contracts with an average notional balance of approximately $186,563,000 during the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$13,390,214
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$60,240,415

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,074,574
Aggregate gross unrealized depreciation	(86,570,281)

Net unrealized appreciation	$90,504,293

Federal income tax cost of investments	$808,871,297

The Portfolio has a net capital loss carryforward of $350,241,677 of which $9,429,837 expires in the year 2016, $299,558,271 expires in the year 2017 and $41,253,569 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,141,522)	$2,767,551
Unaffiliated Issuers (Cost $759,469,304)	896,608,039
Cash	9,460,242
Cash held as collateral at broker	13,300,000
Foreign cash (Cost $195,185,127)	191,909,340
Due from broker for futures variation margin	6,181,320
Dividends, interest and other receivables	2,973,209
Unrealized appreciation on forward foreign currency contracts	183,608
Receivable from Separate Accounts for Trust shares sold	89,452
Receivable for securities sold	14,908

Total assets	1,123,487,669

LIABILITIES
Payable for securities purchased	1,368,793
Investment management fees payable	527,812
Payable to Separate Accounts for Trust shares redeemed	364,727
Distribution fees payable - Class IB	148,813
Administrative fees payable	142,610
Unrealized depreciation on forward foreign currency contracts	5,694
Distribution fees payable - Class IA	1,841
Trustees’ fees payable	698
Accrued expenses	73,228

Total liabilities	2,634,216

NET ASSETS	$1,120,853,453

Net assets were comprised of:
Paid in capital	$1,450,224,318
Accumulated undistributed net investment income (loss)	12,000,581
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(485,567,901)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	144,196,455

Net assets	$1,120,853,453

Class IA
Net asset value, offering and redemption price per share, $9,439,655 / 1,188,634 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.94

Class IB
Net asset value, offering and redemption price per share, $758,795,200 / 95,445,078 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.95

Class K
Net asset value, offering and redemption price per share, $352,618,598 / 44,343,299 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends ($119,474 of dividend income received from affiliates) (net of $1,241,111 foreign withholding tax)	$18,147,719
Interest	126,374

Total income	18,274,093

EXPENSES
Investment management fees	3,463,426
Distribution fees - Class IB	984,097
Administrative fees	931,870
Printing and mailing expenses	61,560
Custodian fees	59,175
Professional fees	40,861
Trustees’ fees	16,503
Distribution fees - Class IA	11,838
Miscellaneous	23,365

Gross expenses	5,592,695
Less: Fees paid indirectly	(6,952)

Net expenses	5,585,743

NET INVESTMENT INCOME (LOSS)	12,688,350

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities (($63,643) of realized gain (loss) from affiliates)	577,052
Futures	(1,102,991)
Foreign currency transactions	(1,207,492)

Net realized gain (loss)	(1,733,431)

Change in unrealized appreciation (depreciation) on:
Securities ($221,787 of change in unrealized appreciation (depreciation) from affiliates)	14,116,195
Futures	8,843,824
Foreign currency translations	(1,207,582)

Net change in unrealized appreciation (depreciation)	21,752,437

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,019,006

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,707,356

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,688,350	$17,831,895
Net realized gain (loss) on investments, futures and foreign currency transactions	(1,733,431)	(70,468,330)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	21,752,437	(177,883,344)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,707,356	(230,519,779)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,933,588)
Class IB	—	(24,826,793)
Class K†	—	(10,142,583)

TOTAL DIVIDENDS	—	(36,902,964)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 145,745 and 1,858,720 shares, respectively ]	1,180,731	17,928,120
Capital shares issued in reinvestment of dividends [ 0 and 233,196 shares, respectively ]	—	1,933,588
Capital shares repurchased [ (110,536) and (47,343,024) shares, respectively ]	(909,743)	(406,639,934	)(z)

Total Class IA transactions	270,988	(386,778,226)

Class IB
Capital shares sold [ 2,821,825 and 8,386,119 shares, respectively ]	23,047,874	78,291,803
Capital shares issued in reinvestment of dividends [ 0 and 3,268,722 shares, respectively ]	—	24,826,793
Capital shares repurchased [ (6,634,736) and (14,726,496) shares, respectively ]	(54,016,262)	(137,492,959)

Total Class IB transactions	(30,968,388)	(34,374,363)

Class K†
Capital shares sold [ 2,711,736 and 44,481,907 shares, respectively ]	22,409,191	379,056,369	(z)
Capital shares issued in reinvestment of dividends [ 0 and 1,359,187 shares, respectively ]	—	10,142,583
Capital shares repurchased [ (1,877,524) and (2,332,007) shares, respectively ]	(15,272,885)	(18,866,361)

Total Class K transactions	7,136,306	370,332,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,561,094)	(50,819,998)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,146,262	(318,242,741)
NET ASSETS:
Beginning of period	1,111,707,191	1,429,949,932

End of period (a)	$1,120,853,453	$1,111,707,191

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,000,581	$(687,769)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/International Core PLUS Portfolio exchanged approximately 40,369,569 Class IA shares for approximately 40,369,569 Class K shares. This exchange amounted to approximately $345,499,888.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$7.72	$9.61	$8.95	$6.80	$12.76	$13.89

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.13 (e)	0.11 (e)	0.15 (e)	0.22 (e)	0.23
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.13	(1.74)	0.74	2.26	(5.84)	1.79

Total from investment operations	0.22	(1.61)	0.85	2.41	(5.62)	2.02

Less distributions:
Dividends from net investment income	—	(0.28)	(0.19)	(0.26)	(0.16)	(0.10)
Distributions from net realized gains	—	—	—	—	(0.16)	(3.05)
Return of capital	—	—	—	—	(0.02)	—

Total dividends and distributions	—	(0.28)	(0.19)	(0.26)	(0.34)	(3.15)

Net asset value, end of period	$7.94	$7.72	$9.61	$8.95	$6.80	$12.76

Total return (b)	2.85%	(16.73)%	9.52%	35.55%	(44.67)%	15.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,440	$8,903	$445,820	$404,122	$1,250,082	$723,648
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	0.78%	0.85%	0.85%	0.85%	0.88%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	0.78%	0.85%	0.84%	0.83%	0.79%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.05%	0.78%	0.85%	0.85%	0.87%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.13%	1.29%	1.30%	2.11%	2.22%	1.57%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.13%	1.30%	1.30%	2.12%	2.24%	1.66%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.13%	1.29%	1.30%	2.11%	2.20%	1.55%
Portfolio turnover rate	1%	3%	12%	17%	8%	95%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class IB			2011	2010	2009	2008		2007
Net asset value, beginning of period	$7.73		$9.62	$8.96	$6.80	$12.77		$13.90

Income (loss) from investment operations:
Net investment income (loss)	0.09	(e)	0.12 (e)	0.09 (e)	0.13 (e)	0.22	(e)	0.22
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.13		(1.75)	0.73	2.27	(5.87)		1.76

Total from investment operations	0.22		(1.63)	0.82	2.40	(5.65)		1.98

Less distributions:
Dividends from net investment income	—		(0.26)	(0.16)	(0.24)	(0.14)		(0.06)
Distributions from net realized gains	—		—	—	—	(0.16)		(3.05)
Return of capital	—		—	—	—	(0.02)		—

Total dividends and distributions	—		(0.26)	(0.16)	(0.24)	(0.32)		(3.11)

Net asset value, end of period	$7.95		$7.73	$9.62	$8.96	$6.80		$12.77

Total return (b)	2.85%		(16.92)%	9.23%	35.34%	(44.86)%		15.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$758,795		$766,952	$984,130	$943,631	$661,369		$1,193,151
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%		1.03%	1.10%	1.10%	1.10%		1.13	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04	%(c)	1.03%	1.10%	1.10%	1.09%		1.04%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.05%		1.03%	1.10%	1.10%	1.12	%(c)	1.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.11%		1.25%	1.00%	1.63%	2.12%		1.49%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.11%		1.25%	1.01%	1.64%	2.13%		1.60%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.11%		1.25%	1.00%	1.63%	2.10%		1.47%
Portfolio turnover rate	1%		3%	12%	17%	8%		95%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$7.72	$8.45

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.13	(0.55)

Total from investment operations	0.23	(0.49)

Less distributions:
Dividends from net investment income	—	(0.24)

Net asset value, end of period	$7.95	$7.72

Total return (b)	2.98%	(5.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$352,619	$335,852
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.78%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.79%	0.77%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.39%	2.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.39%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.39%	2.10%
Portfolio turnover rate	1%	3%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	21.6%
Consumer Staples	11.3
Industrials	11.2
Consumer Discretionary	10.1
Energy	9.9
Materials	9.9
Health Care	8.2
Telecommunication Services	6.6
Utilities	5.3
Information Technology	5.1
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,015.50	$3.97
Hypothetical (5% average return before expenses)	1,000.00	1,020.92	3.98
Class IB
Actual	1,000.00	1,015.30	3.97
Hypothetical (5% average return before expenses)	1,000.00	1,020.92	3.98
Class K
Actual	1,000.00	1,016.40	2.72
Hypothetical (5% average return before expenses)	1,000.00	1,022.17	2.72

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.79%, 0.79% and 0.54%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (9.6%)
Abacus Property Group (REIT)	38,137	$79,993
Acrux Ltd.*	22,843	98,964
Adelaide Brighton Ltd.	67,663	221,245
AGL Energy Ltd.	73,563	1,115,609
Alumina Ltd.	345,762	283,946
Amcor Ltd.	168,528	1,228,155
AMP Ltd.	405,944	1,611,891
Ansell Ltd.	18,919	256,811
APA Group	90,010	461,241
APN News & Media Ltd.	53,124	36,064
Aquarius Platinum Ltd.	53,510	39,439
Aquila Resources Ltd.*	26,903	83,320
Ardent Leisure Group (REIT)	43,286	56,772
Aristocrat Leisure Ltd.	69,657	198,159
Asciano Ltd.	136,222	612,677
ASX Ltd.	24,460	750,344
Atlas Iron Ltd.	113,390	238,686
Aurora Oil & Gas Ltd.*	59,720	191,817
Ausdrill Ltd.	34,725	123,161
Australand Property Group (REIT)	33,965	86,201
Australia & New Zealand Banking Group Ltd.	374,171	8,494,092
Australian Infrastructure Fund	85,912	212,086
AWE Ltd.*	72,775	100,502
Bank of Queensland Ltd. (Australian Stock Exchange)	40,839	279,312
Bathurst Resources Ltd.*	89,929	35,573
Beach Energy Ltd.	169,791	165,711
Beadell Resources Ltd.*	94,686	60,968
Bendigo and Adelaide Bank Ltd.	53,682	409,197
BHP Billiton Ltd.	448,200	14,609,776
Billabong International Ltd.	30,100	33,356
BlueScope Steel Ltd.*	432,174	134,032
Boral Ltd.	104,010	315,761
Bradken Ltd.	22,942	123,287
Brambles Ltd.	216,827	1,375,264
Buru Energy, Ltd.*	25,800	83,950
BWP Trust (REIT)	53,808	103,122
Cabcharge Australia Ltd.	15,974	81,965
Caltex Australia Ltd.	18,855	263,406
Campbell Brothers Ltd.	9,352	523,925
Cardno Ltd.	19,419	151,205
carsales.com Ltd.	29,829	184,307
Centro Retail Australia (REIT)	187,247	380,506
CFS Retail Property Trust Group (REIT)	327,939	652,205
Challenger Ltd.	77,165	258,235
Charter Hall Group (REIT)	32,767	76,540
Charter Hall Retail REIT (REIT)	35,072	119,275
Coalspur Mines Ltd.*	58,696	40,518
Coca-Cola Amatil Ltd.	73,774	1,013,262
Cochlear Ltd.	7,897	534,832
Commonwealth Bank of Australia	222,363	12,169,122
Commonwealth Property Office Fund (REIT)	327,785	341,761
Computershare Ltd.	71,116	543,643

Crown Ltd.	57,691	$503,937
CSL Ltd.	71,463	2,898,424
CSR Ltd.	70,161	101,006
Cudeco Ltd.*	19,809	65,162
David Jones Ltd.	73,972	196,921
Decmil Group Ltd.	18,370	50,463
Dexus Property Group (REIT)	675,825	646,431
Discovery Metals Ltd.*	53,955	78,224
Downer EDI Ltd.*	57,929	186,768
DUET Group	138,119	260,661
DuluxGroup Ltd.	50,539	156,418
Echo Entertainment Group Ltd.*	84,508	370,714
Echo Entertainment Group Ltd.*†	16,902	74,145
Emeco Holdings Ltd.	85,813	77,580
Energy World Corp., Ltd.*	106,986	40,839
Envestra Ltd.	111,095	89,514
Evolution Mining Ltd.*	61,749	93,401
Fairfax Media Ltd.	292,148	167,261
FKP Property Group	93,484	36,622
Fleetwood Corp., Ltd.	6,746	81,508
Flight Centre Ltd.	7,770	152,082
Fortescue Metals Group Ltd.	237,614	1,214,376
Gindalbie Metals Ltd.*	99,944	45,754
Goodman Fielder Ltd.	234,577	133,412
Goodman Group (REIT)	191,437	725,628
GPT Group (REIT)	233,050	788,333
GrainCorp Ltd.	27,698	271,664
Gryphon Minerals Ltd.*	42,099	29,527
GUD Holdings Ltd.	10,134	89,576
GWA Group Ltd.	35,921	77,701
Harvey Norman Holdings Ltd.	80,379	161,887
Hastings Diversified Utilities Fund	59,833	147,106
Iluka Resources Ltd.	58,446	684,875
Imdex Ltd.	27,001	49,134
Incitec Pivot Ltd.	227,471	670,568
Independence Group NL	33,131	117,973
Industrea Ltd.	50,539	66,654
Insurance Australia Group Ltd.	289,297	1,036,707
Integra Mining Ltd.*	112,717	45,093
Intrepid Mines Ltd.*	63,384	33,749
Investa Office Fund (REIT)	85,759	239,457
Invocare Ltd.	15,311	126,838
IOOF Holdings Ltd.	25,371	158,281
Iress Ltd.	14,355	96,812
JB Hi-Fi Ltd.	13,845	126,387
Karoon Gas Australia Ltd.*	24,435	102,567
Kingsgate Consolidated Ltd.	20,641	103,138
Leighton Holdings Ltd.	22,832	384,876
Lend Lease Group	72,637	539,172
Linc Energy Ltd.*	38,010	27,461
Lynas Corp., Ltd.*	232,187	205,293
M2 Telecommunications Group Ltd.	20,307	70,300
Macmahon Holdings Ltd.	80,843	48,115
Macquarie Atlas Roads Group*	53,762	82,996
Macquarie Group Ltd.	48,684	1,310,786
Medusa Mining Ltd.	26,280	130,355
Mermaid Marine Australia Ltd.	30,842	89,606
Mesoblast Ltd.*	21,982	140,697
Metcash Ltd.	104,358	361,226
Mineral Deposits Ltd.*	12,436	55,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Mineral Resources Ltd.	16,844	$155,801
Mirabela Nickel Ltd.*	91,524	24,735
Mirvac Group (REIT)	476,988	624,669
Monadelphous Group Ltd.	12,004	271,504
Mount Gibson Iron Ltd.	87,162	77,736
Myer Holdings Ltd.	82,170	136,729
National Australia Bank Ltd.	312,671	7,593,342
Navitas Ltd.	29,135	129,771
Newcrest Mining Ltd.	106,609	2,481,462
NRW Holdings Ltd.	35,765	112,149
Nufarm Ltd.	25,316	131,757
OceanaGold Corp. (CDI)*	17,866	33,845
Oil Search Ltd.	152,575	1,041,052
OneSteel Ltd.	171,104	154,986
Orica Ltd.	50,729	1,291,207
Origin Energy Ltd.	151,535	1,906,076
OZ Minerals Ltd.	43,941	356,554
Pacific Brands Ltd.	124,575	64,308
Paladin Energy Ltd.*	105,315	137,883
PanAust Ltd.*	65,728	187,164
Panoramic Resources Ltd.	25,666	16,183
Perpetual Ltd.	5,840	137,982
Perseus Mining Ltd.*	64,011	163,721
Platinum Asset Management Ltd.	33,813	135,324
Primary Health Care Ltd.	65,147	197,513
Qantas Airways Ltd.*	316,350	350,635
QBE Insurance Group Ltd.	165,036	2,275,381
QR National Ltd.	224,911	788,618
Qube Logistics Holdings Ltd.	71,143	113,506
Ramelius Resources Ltd.*	33,515	16,783
Ramsay Health Care Ltd.	18,007	418,269
Regis Resources Ltd.*	54,257	218,881
Reject Shop Ltd.	4,024	37,797
Resolute Mining Ltd.*	70,025	97,088
Rio Tinto Ltd.	60,859	3,577,225
Sandfire Resources NL*	13,510	100,258
Santos Ltd.	133,068	1,461,407
Saracen Mineral Holdings Ltd.*	65,172	37,337
Seek Ltd.	44,394	292,616
Senex Energy Ltd.*	115,748	85,586
Seven Group Holdings Ltd.	13,910	111,846
Seven West Media Ltd.	51,827	93,395
Sigma Pharmaceuticals Ltd.	160,553	101,411
Silver Lake Resources Ltd.*	31,559	91,173
SMS Management & Technology Ltd.	9,621	50,950
Sonic Healthcare Ltd.	54,249	707,462
Southern Cross Media Group Ltd.	76,230	94,009
SP AusNet	224,441	234,323
Spark Infrastructure Group§	165,306	258,438
Spotless Group Ltd.	37,190	97,378
St Barbara Ltd.*	46,484	84,503
Stockland Corp., Ltd. (REIT)	310,032	981,642
Suncorp Group Ltd.	179,689	1,499,655
Sundance Resources Ltd.*	322,700	109,694
Super Retail Group Ltd.	18,625	138,405
Sydney Airport	201,597	600,649
TABCORP Holdings Ltd.	101,969	307,269
Tatts Group Ltd.	190,347	513,119
Telstra Corp., Ltd.	1,737,818	6,585,230

Ten Network Holdings Ltd.	80,205	$41,801
Toll Holdings Ltd.	94,718	388,936
TPG Telecom Ltd.	38,914	69,772
Transfield Services Ltd.	65,870	123,602
Transpacific Industries Group Ltd.*	122,703	92,064
Transurban Group	203,672	1,187,533
Treasury Wine Estates Ltd.	89,709	401,453
Troy Resources Ltd.	9,746	39,061
UGL Ltd.	22,865	292,017
Virgin Australia Holdings Ltd.*	182,217	73,515
Virgin Australia International Holdings Pty Ltd.*†(b)	190,064	973
Wesfarmers Ltd.	161,742	4,979,353
Western Areas NL	20,567	86,249
Westfield Group (REIT)	291,750	2,842,429
Westfield Retail Trust (REIT)	392,383	1,150,263
Westpac Banking Corp.	426,542	9,279,225
Whitehaven Coal Ltd.	82,979	357,093
Woodside Petroleum Ltd.	87,142	2,790,675
Woolworths Ltd.	171,350	4,712,890
WorleyParsons Ltd.	28,815	748,455
Wotif.com Holdings Ltd.	17,149	74,606

		138,590,571

Belgium (1.4%)
Anheuser-Busch InBev N.V.	255,621	19,872,689

Finland (0.2%)
Nokia Oyj	1,287,065	2,651,409

France (14.6%)
Air Liquide S.A.	107,451	12,293,543
BNP Paribas S.A.	461,194	17,803,843
Carrefour S.A.	195,768	3,617,380
Cie de Saint-Gobain S.A.	150,541	5,570,690
Cie Generale d’Optique Essilor International S.A.	73,202	6,800,032
Danone S.A.	210,573	13,072,874
France Telecom S.A.	655,946	8,632,023
GDF Suez S.A.	470,777	11,232,240
L’Oreal S.A.	81,925	9,596,955
LVMH Moet Hennessy Louis Vuitton S.A.	91,840	13,998,102
Sanofi S.A.	414,169	31,406,890
Schneider Electric S.A.	188,606	10,508,887
Societe Generale S.A.*	358,523	8,452,942
Total S.A.	763,176	34,441,495
Unibail-Rodamco S.A. (REIT)	42,147	7,775,956
Vinci S.A.	182,538	8,543,390
Vivendi S.A.	439,121	8,163,539

		211,910,781

Germany (12.7%)
Allianz SE (Registered)	155,464	15,632,668
BASF SE	315,883	21,949,735
Bayer AG (Registered)	284,206	20,493,715
Bayerische Motoren Werke (BMW) AG	110,481	8,005,226
Daimler AG (Registered)	306,364	13,778,397
Deutsche Bank AG (Registered)	320,065	11,626,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Deutsche Telekom AG (Registered)	1,023,898	$11,232,422
E.ON AG	687,704	14,813,458
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	55,325	7,805,799
RWE AG	168,191	6,875,471
SAP AG	317,680	18,760,130
Siemens AG (Registered)	303,251	25,491,019
Volkswagen AG (Preference)	49,439	7,838,435

		184,303,440

Ireland (1.0%)
CRH plc (BATS Europe Exchange)	249,326	4,793,278
CRH plc (London Stock Exchange)	114,131	2,214,772
Experian plc	158,727	2,242,204
James Hardie Industries SE (CDI)	60,467	495,272
Shire plc	88,787	2,551,801
WPP plc	199,766	2,428,017

		14,725,344

Italy (3.2%)
Assicurazioni Generali S.p.A.	459,184	6,231,411
Enel S.p.A.	2,190,234	7,068,059
Eni S.p.A.	910,184	19,424,574
Intesa Sanpaolo S.p.A.	4,801,131	6,867,085
UniCredit S.p.A.*	1,857,415	7,038,231

		46,629,360

Japan (24.6%)
77 Bank Ltd.	54,000	222,237
ABC-Mart, Inc.	3,700	138,283
Accordia Golf Co., Ltd.	93	61,633
Acom Co., Ltd.*	6,260	124,005
ADEKA Corp.	13,700	118,909
Aderans Co., Ltd.*	5,400	66,156
Advantest Corp.	22,300	348,731
Aeon Co., Ltd.	99,300	1,237,777
Aeon Credit Service Co., Ltd.	14,100	261,462
Aeon Mall Co., Ltd.	14,400	306,296
Aica Kogyo Co., Ltd.	9,600	144,474
Aichi Bank Ltd.	1,100	52,588
Aichi Corp.	16,500	74,095
Air Water, Inc.	28,000	338,675
Aisan Industry Co., Ltd.	7,700	71,355
Aisin Seiki Co., Ltd.	23,100	768,706
Ajinomoto Co., Inc.	79,000	1,098,254
Akebono Brake Industry Co., Ltd.	14,800	71,060
Alfresa Holdings Corp.	8,400	445,228
All Nippon Airways Co., Ltd.	358,303	1,016,134
Alpen Co., Ltd.	4,000	78,219
Alpine Electronics, Inc.	6,300	75,264
Alps Electric Co., Ltd.	25,900	182,743
Amada Co., Ltd.	48,000	284,706
Anritsu Corp.	14,100	159,690
AOKI Holdings, Inc.	4,100	86,124
Aoyama Trading Co., Ltd.	8,200	167,733
Aozora Bank Ltd.	113,000	269,707
Ariake Japan Co., Ltd.	10	209

Arnest One Corp.	5,900	$74,878
As One Corp.	3,400	67,971
Asahi Glass Co., Ltd.	139,000	935,595
Asahi Group Holdings Ltd.	56,500	1,213,483
Asahi Kasei Corp.	163,760	888,410
Asatsu-DK, Inc.	5,300	148,999
Asics Corp.	30,000	381,165
ASKUL Corp.	3,500	40,035
Astellas Pharma, Inc.	62,500	2,729,996
Autobacs Seven Co., Ltd.	4,100	200,728
Avex Group Holdings, Inc.	6,000	88,905
Awa Bank Ltd.	27,000	171,985
Azbil Corp.	9,000	184,012
Bando Chemical Industries Ltd.	17,100	64,700
Bank of Kyoto Ltd.	57,000	431,748
Bank of Saga Ltd.	25,300	62,897
Bank of Yokohama Ltd.	170,000	802,939
Benesse Holdings, Inc.	8,700	388,959
BML, Inc.	600	14,961
Bridgestone Corp.	88,200	2,023,110
Brother Industries Ltd.	41,400	473,806
Calbee, Inc.	1,703	106,722
Canon Marketing Japan, Inc.	10,700	136,173
Canon, Inc.	166,900	6,683,137
Capcom Co., Ltd.	6,700	140,115
Casio Computer Co., Ltd.	31,300	205,231
Cawachi Ltd.	3,400	74,794
Central Glass Co., Ltd.	33,000	128,429
Central Japan Railway Co.	233	1,841,403
Century Tokyo Leasing Corp.	7,500	140,676
Chiba Bank Ltd.	109,000	654,653
Chiyoda Corp.	24,000	294,022
Chofu Seisakusho Co., Ltd.	3,200	72,765
Chubu Electric Power Co., Inc.	87,800	1,425,507
Chudenko Corp.	5,900	59,798
Chugai Pharmaceutical Co., Ltd.	32,700	619,080
Chugai Ro Co., Ltd.	19,300	59,575
Chugoku Bank Ltd.	27,000	351,812
Chugoku Electric Power Co., Inc.	38,900	640,471
Citizen Holdings Co., Ltd.	35,300	207,199
CKD Corp.	9,000	62,530
Cleanup Corp.	10,500	71,676
CMK Corp.	12,000	50,511
Coca-Cola Central Japan Co., Ltd.	5,400	70,172
Coca-Cola West Co., Ltd.	11,100	193,556
COMSYS Holdings Corp.	17,500	205,576
Cosel Co., Ltd.	4,700	66,236
Cosmo Oil Co., Ltd.	94,000	239,039
Create SD Holdings Co., Ltd.	3,200	88,867
Credit Saison Co., Ltd.	25,000	554,758
Dai Nippon Printing Co., Ltd.	88,000	689,015
Daicel Corp.	44,000	270,229
Daido Steel Co., Ltd.	57,000	354,981
Daidoh Ltd.	8,200	57,867
Daiei, Inc.*	18,100	57,300
Daifuku Co., Ltd.	14,100	88,658
Daihatsu Motor Co., Ltd.	28,000	490,512
Daihen Corp.	17,500	59,480
Daiichi Chuo KK*	28,000	32,075
Dai-ichi Life Insurance Co., Ltd.	1,418	1,642,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Daiichi Sankyo Co., Ltd.	94,600	$1,592,784
Dai-ichi Seiko Co., Ltd.	2,258	39,398
Daikin Industries Ltd.	37,300	1,047,308
Daikyo, Inc.	44,931	118,371
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	56,991
Dainippon Screen Manufacturing Co., Ltd.	25,000	183,048
Dainippon Sumitomo Pharma Co., Ltd.	24,300	247,854
Daisan Bank Ltd.	28,000	53,892
Daishi Bank Ltd.	42,000	126,328
Daito Trust Construction Co., Ltd.	11,400	1,081,418
Daiwa House Industry Co., Ltd.	82,000	1,164,126
Daiwa Securities Group, Inc.	263,000	990,201
Daiwabo Holdings Co., Ltd.	29,000	54,516
DCM Holdings Co., Ltd.	15,000	106,204
DeNA Co., Ltd.	13,013	345,430
Denki Kagaku Kogyo KK	71,000	247,806
Denki Kogyo Co., Ltd.	14,500	75,921
Denso Corp.	66,400	2,260,852
Dentsu, Inc.	27,300	807,603
Descente Ltd.	13,400	80,282
DIC Corp.	129,000	251,061
Disco Corp.	3,400	192,290
Don Quijote Co., Ltd.	7,800	268,344
Doshisha Co., Ltd.	3,000	83,468
Doutor Nichires Holdings Co., Ltd.	5,500	70,537
Dowa Holdings Co., Ltd.	40,000	248,018
Duskin Co., Ltd.	9,300	177,175
Dydo Drinco, Inc.	1,900	82,746
Eagle Industry Co., Ltd.	6,600	60,995
East Japan Railway Co.	46,700	2,932,016
Ebara Corp.	59,000	228,493
Eisai Co., Ltd.	34,600	1,519,076
Eizo Nanao Corp.	3,000	60,059
Electric Power Development Co., Ltd.	17,000	445,839
Exedy Corp.	3,900	84,721
Ezaki Glico Co., Ltd.	13,000	147,141
FamilyMart Co., Ltd.	8,100	370,876
Fancl Corp.	7,800	97,433
FANUC Corp.	28,000	4,600,323
Fast Retailing Co., Ltd.	5,300	1,063,961
FCC Co., Ltd.	4,382	73,510
FIDEA Holdings Co., Ltd.	18,514	36,457
Fuji Co., Ltd.	3,400	74,048
Fuji Electric Co., Ltd.	97,000	236,915
Fuji Heavy Industries Ltd.	91,000	734,542
Fuji Kyuko Co., Ltd.	14,100	82,364
Fuji Media Holdings, Inc.	328	564,297
Fuji Oil Co., Ltd.	8,600	112,299
Fuji Seal International, Inc.	3,200	61,071
Fujicco Co., Ltd.	5,900	71,571
Fujifilm Holdings Corp.	63,700	1,204,271
Fujikura Ltd.	51,000	152,419
Fujimi, Inc.	4,600	68,454
Fujita Kanko, Inc.	15,600	51,594
Fujitsu Ltd.	259,000	1,241,051

Fukuoka Financial Group, Inc.	128,000	$500,166
Funai Electric Co., Ltd.	2,800	42,184
Furukawa Co., Ltd.*	61,000	54,692
Furukawa Electric Co., Ltd.	108,000	255,891
Futaba Industrial Co., Ltd.*	9,500	49,925
Glory Ltd.	8,900	185,078
GMO Internet, Inc.	14,200	74,554
Goldcrest Co., Ltd.	2,880	44,363
Gree, Inc.	14,234	286,038
GS Yuasa Corp.	61,000	278,818
Gulliver International Co., Ltd.	1,500	48,145
Gunma Bank Ltd.	75,000	354,778
Gunze Ltd.	24,000	65,871
H2O Retailing Corp.	19,000	190,374
Hachijuni Bank Ltd.	60,000	312,160
Hakuhodo DY Holdings, Inc.	4,650	307,881
Hamamatsu Photonics KK	12,500	423,275
Hankyu Hanshin Holdings, Inc.	194,000	979,659
Hanwa Co., Ltd.	30,600	116,624
Haseko Corp.*	226,500	165,711
Heiwa Corp.	6,900	129,381
Heiwa Real Estate Co., Ltd.	24,600	57,534
Higo Bank Ltd.	26,000	138,066
Hino Motors Ltd.	41,000	296,291
Hirose Electric Co., Ltd.	5,200	514,142
Hiroshima Bank Ltd.	96,000	346,766
HIS Co., Ltd.	3,095	110,087
Hisaka Works Ltd.	5,400	51,730
Hisamitsu Pharmaceutical Co., Inc.	9,400	462,978
Hitachi Cable Ltd.*	27,000	59,919
Hitachi Chemical Co., Ltd.	14,700	230,362
Hitachi Construction Machinery Co., Ltd.	15,400	289,918
Hitachi High-Technologies Corp.	9,800	241,502
Hitachi Koki Co., Ltd.	8,500	71,475
Hitachi Kokusai Electric, Inc.	7,500	59,007
Hitachi Ltd.	633,000	3,893,027
Hitachi Metals Ltd.	22,000	262,105
Hitachi Tool Engineering Ltd.	6,400	60,248
Hitachi Transport System Ltd.	6,300	116,644
Hitachi Zosen Corp.	136,500	166,973
Hodogaya Chemical Co., Ltd.	16,300	48,363
Hokkaido Electric Power Co., Inc.	29,900	386,450
Hokkoku Bank Ltd.	36,000	141,609
Hokuetsu Kishu Paper Co., Ltd.	21,000	112,642
Hokuhoku Financial Group, Inc.	227,000	368,493
Hokuriku Electric Power Co.	29,500	459,110
Hokuto Corp.	3,600	71,900
Honda Motor Co., Ltd.	226,658	7,895,547
Horiba Ltd.	5,500	192,539
Hoshizaki Electric Co., Ltd.	6,600	166,835
Hosiden Corp.	8,300	52,797
House Foods Corp.	13,200	223,923
Hoya Corp.	65,300	1,438,810
Hyakugo Bank Ltd.	28,000	116,926
Hyakujushi Bank Ltd.	37,000	146,693
Ibiden Co., Ltd.	19,800	357,581
IBJ Leasing Co., Ltd.	4,188	104,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Ichibanya Co., Ltd.	2,500	$73,631
Ichiyoshi Securities Co., Ltd.	208	1,189
Icom, Inc.	2,600	63,908
Idec Corp.	7,600	69,504
Idemitsu Kosan Co., Ltd.	4,000	357,696
IHI Corp.	220,000	469,529
Iino Kaiun Kaisha Ltd.	15,800	75,329
Inaba Denki Sangyo Co., Ltd.	3,425	98,919
Inabata & Co., Ltd.	11,600	72,936
Inageya Co., Ltd.	6,500	75,463
INES Corp.	9,000	60,191
INPEX Corp.	366	2,051,914
Iseki & Co., Ltd.	34,000	87,311
Isetan Mitsukoshi Holdings Ltd.	52,700	559,020
Isuzu Motors Ltd.	170,000	908,873
IT Holdings Corp.	9,100	108,578
Ito En Ltd.	9,000	168,382
ITOCHU Corp.	211,400	2,218,360
Itochu Enex, Co., Ltd.	6,451	36,533
ITOCHU Techno-Solutions Corp.	4,700	227,375
Itochu-Shokuhin Co., Ltd.	2,100	78,266
Itoham Foods, Inc.	20,000	79,463
Iwatani Corp.	34,600	134,994
Iyo Bank Ltd.	34,000	271,349
Izumi Co., Ltd.	8,800	176,360
J. Front Retailing Co., Ltd.	75,000	376,818
Japan Airport Terminal Co., Ltd.	10,100	123,476
Japan Digital Laboratory Co., Ltd.	6,400	67,914
Japan Petroleum Exploration Co.	5,700	217,027
Japan Pulp & Paper Co., Ltd.	20,100	70,476
Japan Radio Co., Ltd.*	23,400	53,241
Japan Securities Finance Co., Ltd.	13,400	68,699
Japan Steel Works Ltd.	52,000	286,991
Japan Tobacco, Inc.	133,400	3,953,116
JFE Holdings, Inc.	70,900	1,185,519
JGC Corp.	31,000	897,241
J-Oil Mills, Inc.	23,100	69,462
Joshin Denki Co., Ltd.	7,400	74,306
Joyo Bank Ltd.	101,000	459,828
JS Group Corp.	40,400	854,681
JSR Corp.	29,100	504,831
JTEKT Corp.	25,700	265,455
Juroku Bank Ltd.	41,000	133,022
JVC Kenwood Corp.	19,300	67,391
JX Holdings, Inc.	312,000	1,602,742
Kaga Electronics Co., Ltd.	5,500	59,101
Kagome Co., Ltd.	12,800	259,653
Kagoshima Bank Ltd.	21,000	127,208
Kajima Corp.	162,000	475,322
Kakaku.com, Inc.	4,800	163,451
Kaken Pharmaceutical Co., Ltd.	14,000	196,045
Kamigumi Co., Ltd.	36,000	287,342
Kanagawa Chuo Kotsu Co., Ltd.	14,700	82,402
Kandenko Co., Ltd.	16,000	75,447
Kaneka Corp.	42,000	232,373
Kansai Electric Power Co., Inc.	109,600	1,312,969

Kansai Paint Co., Ltd.	39,000	$417,623
Kanto Denka Kogyo Co., Ltd.	8,800	27,866
Kao Corp.	74,600	2,057,467
Kappa Create Co., Ltd.	2,900	62,753
Katakura Industries Co., Ltd.	7,200	64,494
Kawasaki Heavy Industries Ltd.	211,000	577,302
Kawasaki Kisen Kaisha Ltd.*	100,000	197,941
KDDI Corp.	412	2,657,541
Keihan Electric Railway Co., Ltd.	72,000	343,559
Keihin Corp.	5,700	84,369
Keikyu Corp.	69,000	627,829
Keio Corp.	83,000	601,745
Keisei Electric Railway Co., Ltd.	52,000	439,097
Keiyo Bank Ltd.	27,000	125,270
Kewpie Corp.	18,400	278,920
KEY Coffee, Inc.	4,000	73,912
Keyence Corp.	6,580	1,627,353
Kikkoman Corp.	29,000	358,638
Kinden Corp.	24,000	157,570
Kinki Sharyo Co., Ltd.	13,400	48,430
Kintetsu Corp.	243,000	968,978
Kirin Holdings Co., Ltd.	121,000	1,426,076
Kisoji Co., Ltd.	3,600	72,507
Kissei Pharmaceutical Co., Ltd.	7,000	124,753
Kitz Corp.	14,600	62,309
Kiyo Holdings, Inc.	126,000	183,253
Koa Corp.	5,800	55,208
Kobayashi Pharmaceutical Co., Ltd.	4,700	261,365
Kobe Steel Ltd.	390,000	468,482
Koito Manufacturing Co., Ltd.	16,000	224,074
Kokuyo Co., Ltd.	16,500	122,979
Komatsu Ltd.	131,200	3,144,597
Komeri Co., Ltd.	4,300	112,753
Komori Corp.	8,800	61,398
Konami Corp.	14,900	338,415
Konica Minolta Holdings, Inc.	74,000	583,174
Kose Corp.	6,000	141,962
Krosaki Harima Corp.	17,100	41,748
K’s Holdings Corp.	7,200	210,701
Kubota Corp.	129,000	1,190,509
Kura Corp.	4,700	67,512
Kurabo Industries Ltd.	39,100	68,331
Kuraray Co., Ltd.	51,000	660,171
Kurita Water Industries Ltd.	18,400	425,439
Kuroda Electric Co., Ltd.	5,100	58,186
KYB Co., Ltd.	20,100	90,230
Kyocera Corp.	22,300	1,925,539
KYORIN Holdings, Inc.	9,000	189,531
Kyosan Electric Manufacturing Co., Ltd.	15,500	66,294
Kyowa Hakko Kirin Co., Ltd.	38,000	390,422
Kyudenko Corp.	11,200	69,186
Kyushu Electric Power Co., Inc.	59,300	703,476
Lawson, Inc.	9,200	643,656
Lintec Corp.	6,800	121,383
Lion Corp.	39,000	213,914
M3, Inc.	24	114,929
Mabuchi Motor Co., Ltd.	4,600	183,311
Macnica, Inc.	2,900	65,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Macromill, Inc.	6,300	$66,924
Maeda Road Construction Co., Ltd.	10,000	125,478
Makino Milling Machine Co., Ltd.	14,997	91,355
Makita Corp.	17,500	615,275
Marubeni Corp.	245,000	1,630,657
Marudai Food Co., Ltd.	21,900	83,897
Maruetsu, Inc.	17,900	65,018
Maruha Nichiro Holdings, Inc.	70,000	110,642
Marui Group Co., Ltd.	43,000	328,175
Maruichi Steel Tube Ltd.	11,400	245,264
Marusan Securities Co., Ltd.	11,800	42,589
Maruzen Showa Unyu Co., Ltd.	22,000	69,510
Matsuda Sangyo Co., Ltd.	4,000	59,392
Matsui Securities Co., Ltd.	14,000	81,778
Matsumotokiyoshi Holdings Co., Ltd.	5,900	130,896
Matsuya Co., Ltd.*	10,200	91,787
Matsuya Foods Co., Ltd.	4,300	80,849
Max Co., Ltd.	6,000	71,011
Mazda Motor Corp.*	379,000	514,439
Medipal Holdings Corp.	29,500	417,406
Megmilk Snow Brand Co., Ltd.	7,000	123,171
Meidensha Corp.	32,000	120,643
MEIJI Holdings Co., Ltd.	10,600	486,601
Meitec Corp.	2,601	55,106
Melco Holdings, Inc.	2,100	45,860
Mie Bank Ltd.	26,100	58,291
Mikuni Coca-Cola Bottling Co., Ltd.	8,000	69,118
Milbon Co., Ltd.	2,800	85,557
Mimasu Semiconductor Industry Co., Ltd.	6,300	54,165
Minebea Co., Ltd.	48,000	190,433
Miraca Holdings, Inc.	8,000	332,643
MISUMI Group, Inc.	10,600	249,650
Mitsuba Corp.	8,100	57,069
Mitsubishi Chemical Holdings Corp.	191,000	841,183
Mitsubishi Corp.	193,168	3,900,757
Mitsubishi Electric Corp.	269,000	2,241,993
Mitsubishi Estate Co., Ltd.	186,000	3,336,677
Mitsubishi Gas Chemical Co., Inc.	53,000	301,224
Mitsubishi Heavy Industries Ltd.	450,000	1,827,236
Mitsubishi Logistics Corp.	23,000	242,751
Mitsubishi Materials Corp.	176,000	509,540
Mitsubishi Motors Corp.*	670,000	674,185
Mitsubishi Paper Mills Ltd.*	61,000	60,577
Mitsubishi Pencil Co., Ltd.	4,300	74,424
Mitsubishi Research Institute, Inc.	3,100	70,003
Mitsubishi Tanabe Pharma Corp.	32,000	459,804
Mitsubishi UFJ Financial Group, Inc.	2,007,430	9,607,142
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,930	330,386
Mitsuboshi Belting Co., Ltd.	12,100	57,503
Mitsui & Co., Ltd.	228,900	3,396,130

Mitsui Chemicals, Inc.	119,000	$298,194
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	185,181
Mitsui Fudosan Co., Ltd.	118,000	2,289,056
Mitsui Home Co., Ltd.	13,400	72,944
Mitsui Matsushima Co., Ltd.	32,100	52,377
Mitsui Mining & Smelting Co., Ltd.	97,000	212,310
Mitsui O.S.K. Lines Ltd.	157,000	565,529
Mitsui Sugar Co., Ltd.	19,300	62,255
Mitsui-Soko Co., Ltd.	17,600	64,320
Miura Co., Ltd.	5,400	143,679
Miyazaki Bank Ltd.	26,800	67,265
Mizuho Financial Group, Inc.	3,410,600	5,773,574
Mizuno Corp.	15,800	84,685
Mochida Pharmaceutical Co., Ltd.	13,000	149,706
Modec, Inc.	4,000	77,533
Monex Group, Inc.	247	40,659
Mori Seiki Co., Ltd.	17,900	155,407
Morinaga & Co., Ltd.	35,100	79,763
Morinaga Milk Industry Co., Ltd.	29,000	111,247
Morita Holdings Corp.	11,700	80,267
MOS Food Services, Inc.	4,100	80,103
MS&AD Insurance Group Holdings, Inc.	79,300	1,388,019
Murata Manufacturing Co., Ltd.	28,200	1,479,323
Musashi Seimitsu Industry Co., Ltd.	3,100	59,268
Musashino Bank Ltd.	5,200	153,194
Nabtesco Corp.	12,000	266,806
Nachi-Fujikoshi Corp.	33,100	140,377
Nagase & Co., Ltd.	18,000	224,074
Nagatanien Co., Ltd.	6,900	67,589
Nagoya Railroad Co., Ltd.	112,000	307,419
Nakamuraya Co., Ltd.	13,556	63,810
Namco Bandai Holdings, Inc.	29,600	406,862
Nankai Electric Railway Co., Ltd.	67,000	299,318
Nanto Bank Ltd.	30,000	131,709
NEC Capital Solutions Ltd.	4,700	58,590
NEC Corp.*	416,000	645,689
NEC Fielding Ltd.	5,600	69,945
NET One Systems Co., Ltd.	15,400	204,974
Nexon Co., Ltd.*	32,340	632,679
NGK Insulators Ltd.	41,000	452,525
NGK Spark Plug Co., Ltd.	30,000	396,089
NHK Spring Co., Ltd.	25,000	269,187
Nichicon Corp.	10,300	100,092
Nichi-iko Pharmaceutical Co., Ltd.	5,350	117,941
Nichirei Corp.	40,000	196,617
Nidec Copal Corp.	4,100	40,809
Nidec Copal Electronics Corp.	8,700	50,962
Nidec Corp.	14,500	1,099,601
Nidec Sankyo Corp.	9,000	46,668
Nidec-Tosok Corp.	6,300	51,697
Nifco, Inc.	6,400	154,784
Nihon Kohden Corp.	5,900	179,657
Nihon Parkerizing Co., Ltd.	7,359	113,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Nihon Unisys Ltd.	8,700	$63,982
Nihon Yamamura Glass Co., Ltd.	26,300	58,877
Nikkiso Co., Ltd.	9,251	97,088
Nikon Corp.	46,800	1,421,751
Nintendo Co., Ltd.	15,400	1,796,935
Nippon Carbon Co., Ltd.	22,500	55,279
Nippon Coke & Engineering Co., Ltd.	35,800	47,084
Nippon Densetsu Kogyo Co., Ltd.	7,500	75,011
Nippon Electric Glass Co., Ltd.	54,000	321,177
Nippon Express Co., Ltd.	126,000	520,139
Nippon Gas Co., Ltd.	46	583
Nippon Kanzai Co., Ltd.	4,300	78,260
Nippon Kayaku Co., Ltd.	24,000	225,825
Nippon Konpo Unyu Soko Co., Ltd.	9,000	114,318
Nippon Light Metal Co., Ltd.	77,600	100,194
Nippon Meat Packers, Inc.	25,000	331,075
Nippon Paint Co., Ltd.	29,000	236,170
Nippon Paper Group, Inc.	16,100	255,589
Nippon Sharyo Ltd.	14,000	49,073
Nippon Sheet Glass Co., Ltd.	148,000	163,524
Nippon Shokubai Co., Ltd.	28,000	337,894
Nippon Signal Co., Ltd.	8,900	57,982
Nippon Steel Corp.	737,890	1,672,038
Nippon Steel Trading Co., Ltd.	22,300	62,993
Nippon Suisan Kaisha Ltd.	41,900	113,556
Nippon Telegraph & Telephone Corp.	122,100	5,673,030
Nippon Television Network Corp.	2,740	416,484
Nippon Thompson Co., Ltd.	11,000	52,419
Nippon Valqua Industries Ltd.	22,000	60,578
Nippon Yusen KK	230,000	610,830
Nipro Corp.	13,900	87,744
Nishimatsuya Chain Co., Ltd.	7,500	62,253
Nishi-Nippon City Bank Ltd.	114,000	277,798
Nishi-Nippon Railroad Co., Ltd.	42,000	187,601
Nissan Chemical Industries Ltd.	25,000	244,039
Nissan Motor Co., Ltd.	341,880	3,237,843
Nisshin Seifun Group, Inc.	32,500	380,435
Nisshin Steel Co., Ltd.	128,000	179,715
Nisshinbo Holdings, Inc.	22,000	168,329
Nissin Electric Co., Ltd.	11,000	73,526
Nissin Foods Holdings Co., Ltd.	12,800	487,687
Nitori Holdings Co., Ltd.	6,200	587,090
Nitta Corp.	3,600	56,159
Nittetsu Mining Co., Ltd.	14,300	57,566
Nitto Boseki Co., Ltd.	20,312	63,451
Nitto Denko Corp.	23,200	989,488
Nitto Kohki Co., Ltd.	2,800	57,388
NKSJ Holdings, Inc.	55,500	1,182,903
NOF Corp.	29,300	146,255
Nohmi Bosai Ltd.	11,000	72,542
NOK Corp.	15,700	334,328
Nomura Holdings, Inc.	574,000	2,143,629
Nomura Real Estate Holdings, Inc.	13,600	249,018
Nomura Research Institute Ltd.	18,200	401,134

Noritake Co., Ltd.	19,900	$52,057
Noritz Corp.	6,000	114,305
NS Solutions Corp.	3,300	56,432
NS United Kaiun Kaisha Ltd.*	28,700	41,375
NSD Co., Ltd.	6,300	51,624
NSK Ltd.	73,000	471,281
NTN Corp.	74,000	232,385
NTT Data Corp.	181	555,778
NTT DoCoMo, Inc.	2,185	3,636,228
NTT Urban Development Corp.	234	189,079
Obayashi Corp.	111,000	486,384
OBIC Business Consultants Ltd.	1,350	72,688
Obic Co., Ltd.	1,100	211,254
Odakyu Electric Railway Co., Ltd.	92,000	915,328
Ogaki Kyoritsu Bank Ltd.	43,000	145,383
Ohara, Inc.	5,000	50,788
Oiles Corp.	3,800	77,928
Oita Bank Ltd.	21,000	68,464
OJI Paper Co., Ltd.	124,000	476,148
Okasan Securities Group, Inc.	23,000	90,540
Oki Electric Industry Co., Ltd.*	108,244	175,497
OKUMA Corp.	22,400	151,651
Okumura Corp.	34,000	122,777
Olympus Corp.*	33,500	543,328
Omron Corp.	31,000	654,547
Ono Pharmaceutical Co., Ltd.	14,900	937,196
Onward Holdings Co., Ltd.	23,000	174,547
Oracle Corp. Japan	5,000	215,197
Organo Corp.	9,300	59,321
Oriental Land Co., Ltd.	7,600	869,186
ORIX Corp.	14,490	1,348,705
Osaka Gas Co., Ltd.	269,000	1,127,534
OSG Corp.	14,700	211,414
Otsuka Corp.	2,600	223,056
Otsuka Holdings Co., Ltd.	55,846	1,711,141
Pacific Metals Co., Ltd.	23,000	94,547
Pack Corp.	4,000	68,011
PanaHome Corp.	11,000	69,145
Panasonic Corp.	306,970	2,496,766
Panasonic Electric Works SUNX Co., Ltd.	11,800	54,460
Paramount Bed Holdings Co., Ltd.	2,700	83,091
Parco Co., Ltd.	8,400	83,617
Paris Miki Holdings, Inc.	7,300	44,429
Park24 Co., Ltd.	14,800	218,736
Penta-Ocean Construction Co., Ltd.	41,300	114,647
PGM Holdings KK	100	76,055
Pigeon Corp.	2,640	115,676
Pioneer Corp.*	45,200	159,560
Plenus Co., Ltd.	4,700	90,045
Renesas Electronics Corp.*	8,900	34,662
Rengo Co., Ltd.	27,000	168,753
Resona Holdings, Inc.	230,800	952,600
Resorttrust, Inc.	5,100	85,018
Ricoh Co., Ltd.	81,000	683,779
Ricoh Leasing Co., Ltd.	2,500	56,162
Riken Corp.	16,000	64,643
Rinnai Corp.	5,400	372,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Rohm Co., Ltd.	13,200	$507,737
Rohto Pharmaceutical Co., Ltd.	15,000	192,949
Round One Corp.	11,100	59,357
Ryobi Ltd.	18,700	59,907
Ryohin Keikaku Co., Ltd.	3,600	196,016
Ryoyo Electro Corp.	6,200	63,294
Saizeriya Co., Ltd.	4,200	66,429
Sakai Chemical Industry Co., Ltd.	14,100	47,361
Sakata Seed Corp.	5,300	71,687
San-A Co., Ltd.	1,800	68,523
San-Ai Oil Co., Ltd.	825	3,709
Sanden Corp.	18,200	64,346
Sangetsu Co., Ltd.	5,600	138,289
San-In Godo Bank Ltd.	20,000	141,146
Sanki Engineering Co., Ltd.	10,400	56,811
Sankyo Co., Ltd.	9,800	478,144
Sankyu, Inc.	40,000	143,528
Sanoh Industrial Co., Ltd.	7,800	64,313
Sanrio Co., Ltd.	8,800	320,740
Santen Pharmaceutical Co., Ltd.	10,400	426,528
Sanwa Holdings Corp.	31,000	134,494
Sanyo Chemical Industries Ltd.	9,400	59,767
Sanyo Shokai Ltd.	18,600	59,808
Sanyo Special Steel Co., Ltd.	3,690	15,976
Sapporo Hokuyo Holdings, Inc.	48,800	151,141
Sapporo Holdings Ltd.	52,000	167,340
Sasebo Heavy Industries Co., Ltd.	35,000	40,176
Sato Holdings Corp.	5,400	80,126
Sawai Pharmaceutical Co., Ltd.	2,200	236,996
SBI Holdings, Inc.	3,823	283,511
Secom Co., Ltd.	27,200	1,248,562
Sega Sammy Holdings, Inc.	32,000	650,839
Seiko Epson Corp.	22,000	223,001
Seiko Holdings Corp.*	19,200	60,474
Seino Holdings Co., Ltd.	25,000	167,551
Seiren Co., Ltd.	9,500	68,113
Sekisui Chemical Co., Ltd.	59,000	549,420
Sekisui House Ltd.	93,000	877,733
Sekisui Jushi Corp.	7,100	73,753
Sekisui Plastics Co., Ltd.	16,100	57,559
Senshu Ikeda Holdings, Inc.	91,700	123,511
Seven & I Holdings Co., Ltd.	110,900	3,341,562
Seven Bank Ltd.	99,354	254,950
Sharp Corp.	144,000	730,984
Shibusawa Warehouse Co., Ltd.	20,400	59,819
Shibuya Kogyo Co., Ltd.	7,100	76,330
Shiga Bank Ltd.	30,000	164,023
Shikoku Chemicals Corp.	12,000	68,658
Shikoku Electric Power Co., Inc.	26,700	566,950
Shimachu Co., Ltd.	6,100	133,585
Shimadzu Corp.	39,000	336,529
Shimamura Co., Ltd.	3,300	381,718
Shimano, Inc.	11,300	739,131
Shimizu Bank Ltd.	1,700	48,571
Shimizu Corp.	105,000	364,444
Shimojima Co., Ltd.	5,300	62,395
Shinagawa Refractories Co., Ltd.	23,800	55,881
Shindengen Electric Manufacturing Co., Ltd.	13,600	46,494

Shin-Etsu Chemical Co., Ltd.	50,514	$2,779,107
Shin-Etsu Polymer Co., Ltd.	11,000	50,846
Shinko Electric Industries Co., Ltd.	8,500	67,656
Shinmaywa Industries Ltd.	16,600	82,309
Shinsei Bank Ltd.	228,000	276,636
Shionogi & Co., Ltd.	48,600	660,892
Shiroki Corp.	18,800	50,742
Shiseido Co., Ltd.	49,800	785,121
Shizuoka Bank Ltd.	80,000	822,621
Shochiku Co., Ltd.	19,000	186,424
Shoei Co., Ltd.	26,400	145,193
Showa Corp.	9,500	81,653
Showa Denko KK	175,000	340,099
Showa Sangyo Co., Ltd.	24,500	79,546
Showa Shell Sekiyu KK	30,300	185,564
Sintokogio Ltd.	7,500	75,263
SMC Corp.	8,400	1,453,830
SMK Corp.	1,012	3,344
Softbank Corp.	120,137	4,466,589
Sohgo Security Services Co., Ltd.	12,200	165,237
Sojitz Corp.	213,100	352,599
Sony Corp.	167,600	2,385,050
Sony Financial Holdings, Inc.	29,800	487,456
Sotetsu Holdings, Inc.	50,000	166,326
Square Enix Holdings Co., Ltd.	10,400	163,989
Stanley Electric Co., Ltd.	21,700	334,963
Star Micronics Co., Ltd.	6,600	64,014
Sugi Holdings Co., Ltd.	5,000	164,222
Sumco Corp.*	21,300	193,302
Sumikin Bussan Corp.	29,000	73,159
Sumitomo Bakelite Co., Ltd.	31,000	144,847
Sumitomo Chemical Co., Ltd.	193,000	593,538
Sumitomo Corp.	156,500	2,189,514
Sumitomo Electric Industries Ltd.	103,800	1,290,535
Sumitomo Forestry Co., Ltd.	25,100	224,347
Sumitomo Heavy Industries Ltd.	89,000	399,614
Sumitomo Light Metal Industries Ltd.	57,900	60,538
Sumitomo Metal Industries Ltd.	564,255	928,844
Sumitomo Metal Mining Co., Ltd.	73,000	821,645
Sumitomo Mitsui Financial Group, Inc.	201,304	6,640,792
Sumitomo Mitsui Trust Holdings, Inc.	519,630	1,552,388
Sumitomo Osaka Cement Co., Ltd.	65,000	216,041
Sumitomo Real Estate Sales Co., Ltd.	1,430	69,698
Sumitomo Realty & Development Co., Ltd.	66,000	1,623,918
Sumitomo Rubber Industries Ltd.	23,600	307,470
Sumitomo Warehouse Co., Ltd.	24,000	114,653
Sundrug Co., Ltd.	6,000	195,256
Suruga Bank Ltd.	34,000	348,232
Suzuken Co., Ltd.	13,100	441,835
Suzuki Motor Corp.	56,200	1,151,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

SWCC Showa Holdings Co., Ltd.	60,300	$54,705
Sysmex Corp.	11,200	442,629
T&D Holdings, Inc.	96,650	1,030,812
T.RAD Co., Ltd.	17,200	60,025
Tachi-S Co., Ltd.	4,400	81,994
Tadano Ltd.	15,552	115,290
Taihei Dengyo Kaisha Ltd.	8,600	58,713
Taihei Kogyo Co., Ltd.	14,800	71,121
Taiheiyo Cement Corp.	186,000	426,788
Taikisha Ltd.	4,603	96,015
Taisei Corp.	177,000	474,168
Taisho Pharmaceutical Holdings Co., Ltd.	6,768	572,156
Taiyo Holdings Co., Ltd.	2,500	62,859
Taiyo Nippon Sanso Corp.	45,000	262,905
Taiyo Yuden Co., Ltd.	15,000	147,094
Takara Holdings, Inc.	30,000	193,373
Takara Standard Co., Ltd.	12,000	92,647
Takasago International Corp.	12,100	60,381
Takashimaya Co., Ltd.	43,000	330,156
Takata Corp.	5,100	110,998
Takeda Pharmaceutical Co., Ltd.	105,400	4,782,985
TDK Corp.	15,400	625,068
Tecmo Koei Holdings Co., Ltd.	7,261	60,935
Teijin Ltd.	132,000	401,622
Temp Holdings Co., Ltd.	7,800	94,864
Tenma Corp.	6,500	69,228
Terumo Corp.	20,300	833,991
T-Gaia Corp.	51	97,579
THK Co., Ltd.	21,000	397,788
Toagosei Co., Ltd.	34,000	132,917
Tobu Railway Co., Ltd.	153,000	805,938
Tocalo Co., Ltd.	3,700	57,935
Tochigi Bank Ltd.	16,000	50,571
Toda Corp.	40,000	124,809
Toda Kogyo Corp.	6,800	36,390
Toei Co., Ltd.	14,700	69,845
Toenec Corp.	12,700	66,990
Toho Co., Ltd.	20,600	355,828
Toho Gas Co., Ltd.	67,000	416,119
Toho Holdings Co., Ltd.	9,200	186,666
Toho Real Estate Co., Ltd.	10,100	57,117
Toho Titanium Co., Ltd.	5,100	54,972
Tohoku Electric Power Co., Inc.*	66,300	666,107
Tokai Carbon Co., Ltd.	32,000	140,704
Tokai Rika Co., Ltd.	7,500	123,954
Tokai Rubber Industries Ltd.	5,200	56,962
Tokai Tokyo Financial Holdings, Inc.	34,000	122,749
Tokio Marine Holdings, Inc.	100,700	2,531,988
Tokuyama Corp.	53,000	130,584
Tokyo Broadcasting System Holdings, Inc.	17,000	209,135
Tokyo Electric Power Co., Inc.*	215,437	416,402
Tokyo Electron Ltd.	22,600	1,056,922
Tokyo Gas Co., Ltd.	324,000	1,654,689
Tokyo Ohka Kogyo Co., Ltd.	6,100	135,630
Tokyo Rope Manufacturing Co., Ltd.	22,700	42,841

Tokyo Seimitsu Co., Ltd.	5,723	$101,851
Tokyo Steel Manufacturing Co., Ltd.	18,700	110,320
Tokyo Tatemono Co., Ltd.*	66,000	248,472
Tokyotokeiba Co., Ltd.	46,900	64,935
Tokyu Community Corp.	2,500	83,241
Tokyu Construction Co., Ltd.	23,700	50,335
Tokyu Corp.	158,000	743,701
Tokyu Land Corp.	64,000	317,700
Tokyu Livable, Inc.	6,000	65,035
TOMONY Holdings, Inc.	22,620	90,323
Tomy Co., Ltd.	9,500	62,099
TonenGeneral Sekiyu KK	51,000	452,681
Toppan Forms Co., Ltd.	7,000	59,762
Toppan Printing Co., Ltd.	92,000	615,031
Toray Industries, Inc.	204,000	1,391,332
Torishima Pump Manufacturing Co., Ltd.	3,900	39,095
Toshiba Corp.	566,000	2,148,151
Toshiba Plant Systems & Services Corp.	6,000	71,473
Tosoh Corp.	85,000	230,817
TOTO Ltd.	48,000	358,458
Touei Housing Corp.	2,160	22,377
Toyo Ink SC Holdings Co., Ltd.	30,000	110,132
Toyo Kohan Co., Ltd.	11,900	42,578
Toyo Seikan Kaisha Ltd.	24,100	291,998
Toyo Suisan Kaisha Ltd.	15,000	400,420
Toyo Tanso Co., Ltd.	1,600	50,274
Toyo Tire & Rubber Co., Ltd.	28,700	97,236
Toyobo Co., Ltd.	121,000	167,086
Toyoda Gosei Co., Ltd.	9,300	213,815
Toyota Boshoku Corp.	11,300	137,135
Toyota Industries Corp.	25,600	731,407
Toyota Motor Corp.	348,395	14,042,263
Toyota Tsusho Corp.	29,500	562,679
Trend Micro, Inc.	14,100	416,288
TS Tech Co., Ltd.	5,200	95,050
TSI Holdings Co., Ltd.	12,000	59,395
Tsubakimoto Chain Co.	5,190	30,104
Tsumura & Co.	9,200	243,446
Tsuruha Holdings, Inc.	2,400	149,239
Tsutsumi Jewelry Co., Ltd.	2,800	68,099
TV Asahi Corp.	80	120,015
Tv Tokyo Holdings Corp.	4,700	54,582
Ube Industries Ltd.	141,000	327,253
Ulvac, Inc.*	6,800	62,636
Unicharm Corp.	16,500	939,956
Unipres Corp.	4,100	106,773
Unitika Ltd.*	77,800	42,194
UNY Co., Ltd.	26,100	285,298
Ushio, Inc.	19,600	242,334
USS Co., Ltd.	4,310	465,555
V Technology Co., Ltd.	7	18,490
Valor Co., Ltd.	5,845	96,522
Vital KSK Holdings, Inc.	8,400	78,979
Wacoal Holdings Corp.	20,000	237,614
Wacom Co., Ltd.	59	132,725
WATAMI Co., Ltd.	3,700	78,626
West Japan Railway Co.	25,240	1,039,596
Yachiyo Bank Ltd.	2,700	52,710
Yahoo! Japan Corp.	1,942	628,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Yakult Honsha Co., Ltd.	16,100	$630,304
Yamada Denki Co., Ltd.	14,340	731,918
Yamaguchi Financial Group, Inc.	31,000	273,246
Yamaha Corp.	26,300	270,632
Yamaha Motor Co., Ltd.	49,000	467,476
Yamato Holdings Co., Ltd.	54,700	880,703
Yamato Kogyo Co., Ltd.	7,700	214,559
Yamazaki Baking Co., Ltd.	26,000	340,450
Yamazen Corp.	10,905	84,973
Yaskawa Electric Corp.	36,000	273,203
Yokogawa Bridge Holdings Corp.	11,100	75,399
Yokogawa Electric Corp.	32,500	335,456
Yokohama Reito Co., Ltd.	10,500	81,754
Yokohama Rubber Co., Ltd.	38,000	286,770
Yoshinoya Holdings Co., Ltd.	79	104,009
Yusen Logistics Co., Ltd.	4,900	66,461
Zenrin Co., Ltd.	6,500	64,111
Zensho Holdings Co. Ltd.	12,100	151,321
Zeon Corp.	32,000	243,603

		356,497,364

Luxembourg (0.3%)
ArcelorMittal S.A.	317,474	4,904,365

Mexico (0.0%)
Fresnillo plc	26,183	600,901

Netherlands (5.2%)
ASML Holding N.V.	144,295	7,352,889
ING Groep N.V. (CVA)*	1,327,242	8,954,678
Koninklijke Philips Electronics N.V.	317,360	6,275,351
Royal Dutch Shell plc, Class A	586,687	19,763,282
Royal Dutch Shell plc, Class B	420,187	14,664,605
Unilever N.V. (CVA)	533,687	17,862,728

		74,873,533

New Zealand (0.0%)
Fletcher Building Ltd.	25,669	121,688
Telecom Corp. of New Zealand Ltd.	47,732	92,194

		213,882

Singapore (0.0%)
Singapore Telecommunications Ltd. (CDI)	21,178	55,169

Spain (4.9%)
Banco Bilbao Vizcaya Argentaria S.A.	1,767,694	12,740,402
Banco Santander S.A.	3,217,253	21,487,359
Iberdrola S.A.	1,312,122	6,212,761
Inditex S.A.	72,859	7,535,786
Repsol YPF S.A.	260,269	4,184,658
Telefonica S.A.	1,367,780	18,045,172

		70,206,138

Switzerland (0.6%)
Glencore International plc	560,422	2,603,577
Wolseley plc	45,307	1,692,775
Xstrata plc	314,575	3,970,571

		8,266,923

United Kingdom (20.8%)
Aberdeen Asset Management plc	143,471	$584,301
Admiral Group plc	30,578	571,927
Aggreko plc	40,016	1,301,687
AMEC plc	51,182	807,812
Anglo American plc	207,414	6,805,250
Antofagasta plc	56,336	966,867
ARM Holdings plc	218,430	1,739,445
Ashmore Group plc	61,892	339,649
Associated British Foods plc	55,316	1,112,992
AstraZeneca plc	200,562	8,964,906
Aviva plc	461,130	1,973,858
Babcock International Group plc	56,994	762,631
BAE Systems plc	514,951	2,330,348
Barclays plc	1,933,424	4,949,163
BG Group plc	534,809	10,946,372
BHP Billiton plc	335,257	9,573,742
BP plc	2,990,963	20,039,931
British American Tobacco plc	312,646	15,913,146
British Land Co. plc (REIT)	140,442	1,125,040
British Sky Broadcasting Group plc	163,060	1,779,647
BT Group plc	1,227,491	4,069,038
Bunzl plc	52,085	853,247
Burberry Group plc	69,578	1,451,341
Capita plc	103,266	1,061,853
Capital Shopping Centres Group plc (REIT)	88,634	448,261
Carnival plc	28,966	991,224
Centrica plc	817,800	4,076,878
Compass Group plc	298,336	3,129,314
Croda International plc	21,399	759,811
Diageo plc	399,805	10,285,088
Eurasian Natural Resources Corp.	38,838	253,457
Evraz plc	53,036	217,052
G4S plc	223,527	977,538
GKN plc	245,997	700,448
GlaxoSmithKline plc	796,514	18,061,618
Hammerson plc (REIT)	112,316	782,934
Hargreaves Lansdown plc	34,634	288,698
Henderson Group plc (CDI)	84,180	136,564
HSBC Holdings plc	2,877,124	25,368,868
ICAP plc	85,118	450,636
IMI plc	50,807	663,112
Imperial Tobacco Group plc	158,852	6,112,156
InterContinental Hotels Group plc	46,030	1,112,431
International Consolidated Airlines Group S.A.*	259,102	648,505
International Power plc†	238,385	1,559,146
Intertek Group plc	25,516	1,072,374
ITV plc	574,122	693,038
J Sainsbury plc	219,158	1,038,059
Johnson Matthey plc	34,077	1,181,576
Kazakhmys plc	33,513	381,512
Kingfisher plc	376,008	1,700,125
Land Securities Group plc (REIT)	123,595	1,433,369
Legal & General Group plc	930,416	1,865,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Lloyds Banking Group plc*	6,587,801	$3,240,347
Marks & Spencer Group plc	255,068	1,303,981
Meggitt plc	123,186	747,039
National Grid plc	564,964	5,979,930
Next plc	25,236	1,265,423
Old Mutual plc	767,785	1,827,287
Pearson plc	129,067	2,563,413
Pennon Group plc	55,000	658,209
Petrofac Ltd.	41,092	898,336
Prudential plc	405,037	4,692,911
Randgold Resources Ltd.	14,431	1,298,598
Reckitt Benckiser Group plc	102,403	5,400,907
Reed Elsevier plc	193,015	1,548,458
Resolution Ltd.	212,070	651,540
Rexam plc	138,943	919,174
Rio Tinto plc	198,042	9,458,344
Rolls-Royce Holdings plc*	297,111	4,008,295
Rolls-Royce Holdings plc (Preference)*†(b)	32,147,574	50,348
Royal Bank of Scotland Group plc*	319,641	1,083,594
RSA Insurance Group plc	559,476	948,429
SABMiller plc	148,574	5,967,818
Sage Group plc	202,029	877,838
Schroders plc	17,939	377,626
Serco Group plc	78,869	663,148
Severn Trent plc	37,791	978,795
Smith & Nephew plc	142,331	1,424,778
Smiths Group plc	62,230	990,512
SSE plc	149,959	3,269,365
Standard Chartered plc	309,448	6,746,222
Standard Life plc	373,595	1,370,100
Tate & Lyle plc	73,966	751,623
Tesco plc	1,275,342	6,199,252
Tullow Oil plc	143,471	3,311,919
Unilever plc	191,505	6,436,320
United Utilities Group plc	108,225	1,145,081
Vedanta Resources plc	15,985	230,273
Vodafone Group plc	7,833,176	22,008,359
Weir Group plc	33,732	813,575
Whitbread plc	28,230	900,848

WM Morrison Supermarkets plc	363,520	$1,517,153

		300,938,720

United States (0.1%)
Alacer Gold Corp. (CDI)*	11,080	57,280
Boart Longyear Ltd.	64,467	192,291
News Corp. (CDI), Class B	42,677	967,500
ResMed, Inc. (CDI)*	111,906	354,867
Sims Metal Management Ltd.	23,221	230,007

		1,801,945

Total Common Stocks (99.2%) (Cost $1,643,752,457)		1,437,042,534

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Repsol YPF S.A., expiring 7/5/12* (Cost $—)	259,285	181,781

Total Investments (99.2%) (Cost $1,643,752,457)		1,437,224,315
Other Assets Less Liabilities (0.8%)		12,263,588

Net Assets (100%)		$1,449,487,903

*	Non-income producing.
†	Securities (totaling $1,684,612 or 0.1% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $258,438 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	141	September-12	$3,821,130	$4,023,721	$202,591
FTSE 100 Index	5	September-12	425,289	432,492	7,203
SPI 200 Index	7	September-12	728,433	726,659	(1,774)
TOPIX Index	19	September-12	1,742,729	1,827,860	85,131

					$293,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$147,153,731	$74,145	$147,227,876
Consumer Staples	—	163,253,177	—	163,253,177
Energy	—	143,295,484	—	143,295,484
Financials	—	313,089,546	—	313,089,546
Health Care	—	118,345,395	—	118,345,395
Industrials	—	162,854,778	51,321	162,906,099
Information Technology	—	73,733,868	—	73,733,868
Materials	—	143,035,736	—	143,035,736
Telecommunication Services	—	95,456,606	—	95,456,606
Utilities	—	75,139,601	1,559,146	76,698,747
Futures	294,925	—	—	294,925
Rights
Energy	—	181,781	—	181,781

Total Assets	$294,925	$1,435,539,703	$1,684,612	$1,437,519,240

Liabilities:
Futures	$(1,774)	$—	$—	$(1,774)

Total Liabilities	$(1,774)	$—	$—	$(1,774)

Total	$293,151	$1,435,539,703	$1,684,612	$1,437,517,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Energy	Investments in Securities-Industrials†	Investments in Securities-Utilities

Balance as of 12/31/11	$—	$86,984	$36,692	$—
Total gains or losses (realized/unrealized) included in earnings	17,710	1,998	51,254	345,100
Purchases	56,435	—	—	—
Sales	—	(88,982)	(36,625)	(174,595)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	1,388,641
Transfers out of Level 3	—	—	—	—

Balance as of 6/30/12	$74,145	$—	$51,321	$1,559,146

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$17,710	$—	$51,321	$310,650

†	Received through a corporate action with $0 cost.

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	294,925	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$294,925

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(1,774	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,774)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,033,476)	—	—	(1,033,476)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,033,476)	$—	$—	$(1,033,476)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	177,291	—	—	177,291
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$177,291	$—	$—	$177,291

The Portfolio held futures contracts with an average notional balance of approximately $8,886,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and hedging.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$55,700,806
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$174,919,161

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,249,790
Aggregate gross unrealized depreciation	(326,955,792)

Net unrealized depreciation	$(212,706,002)

Federal income tax cost of investments	$1,649,930,317

The Portfolio has a net capital loss carryforward of $691,727,856 of which $1,332,117 expires in the year 2016, $687,777,570 expires in the year 2017 and $2,618,169 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $1,643,752,457)	$1,437,224,315
Cash	19,338,997
Foreign cash (Cost $3,097,441)	3,090,302
Dividends, interest and other receivables	5,620,016
Due from broker for futures variation margin	632,972
Receivable from Separate Accounts for Trust shares sold	233,654
Receivable for securities sold	38,654
Other assets	19,610

Total assets	1,466,198,520

LIABILITIES
Payable for securities purchased	14,677,922
Payable to Separate Accounts for Trust shares redeemed	1,071,971
Investment management fees payable	449,111
Distribution fees payable - Class IB	129,520
Distribution fees payable - Class IA	122,261
Administrative fees payable	116,272
Trustees’ fees payable	2,193
Accrued expenses	141,367

Total liabilities	16,710,617

NET ASSETS	$1,449,487,903

Net assets were comprised of:
Paid in capital	$2,341,932,679
Accumulated undistributed net investment income (loss)	27,855,705
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(713,939,087)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(206,361,394)

Net assets	$1,449,487,903

Class IA
Net asset value, offering and redemption price per share, $625,905,586 / 84,412,636 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.41

Class IB
Net asset value, offering and redemption price per share, $663,556,484 / 90,875,765 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.30

Class K
Net asset value, offering and redemption price per share, $160,025,833 / 21,554,721 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,593,150 foreign withholding tax)	$35,131,877
Interest	2,539

Total income	35,134,416

EXPENSES
Investment management fees	3,107,110
Distribution fees - Class IB	862,184
Distribution fees - Class IA	817,790
Administrative fees	804,299
Custodian fees	133,765
Printing and mailing expenses	83,357
Professional fees	37,103
Trustees’ fees	22,729
Miscellaneous	23,644

Total expenses	5,891,981

NET INVESTMENT INCOME (LOSS)	29,242,435

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(12,271,890)
Futures	(1,033,476)
Foreign currency transactions	(348,194)

Net realized gain (loss)	(13,653,560)

Change in unrealized appreciation (depreciation) on:
Securities	13,198,975
Futures	177,291
Foreign currency translations	(132,836)

Net change in unrealized appreciation (depreciation)	13,243,430

NET REALIZED AND UNREALIZED GAIN (LOSS)	(410,130)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,832,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,242,435	$53,759,968
Net realized gain (loss) on investments, futures and foreign currency transactions	(13,653,560)	109,255,853
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	13,243,430	(381,392,559)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,832,305	(218,376,738)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(23,129,739)
Class IB	—	(22,119,398)
Class K†	—	(7,972,915)

TOTAL DIVIDENDS	—	(53,222,052)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,266,822 and 2,755,751 shares, respectively ]	9,535,060	22,732,702
Capital shares issued in reinvestment of dividends [ 0 and 3,255,525 shares, respectively ]	—	23,129,739
Capital shares repurchased [ (7,220,220) and (47,568,570) shares, respectively ]	(55,241,511)	(381,375,381	)(z)

Total Class IA transactions	(45,706,451)	(335,512,940)

Class IB
Capital shares sold [ 2,851,707 and 7,573,138 shares, respectively ]	21,456,853	63,072,450
Capital shares issued in reinvestment of dividends [ 0 and 3,162,244 shares, respectively ]	—	22,119,398
Capital shares repurchased [ (6,763,845) and (18,934,388) shares, respectively ]	(50,857,680)	(158,232,301)

Total Class IB transactions	(29,400,827)	(73,040,453)

Class K†
Capital shares sold [ 1,883,683 and 31,840,599 shares, respectively ]	13,479,606	247,344,334	(z)
Capital shares issued in reinvestment of dividends [ 0 and 1,123,995 shares, respectively ]	—	7,972,915
Capital shares repurchased [ (11,374,858) and (1,918,698) shares, respectively ]	(84,763,275)	(14,200,642)

Total Class K transactions	(71,283,669)	241,116,607

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(146,390,947)	(167,436,786)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,558,642)	(439,035,576)
NET ASSETS:
Beginning of period	1,567,046,545	2,006,082,121

End of period (a)	$1,449,487,903	$1,567,046,545

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$27,855,705	$(1,386,730)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/International Equity Index Portfolio exchanged approximately 31,711,165 Class IA shares for approximately 31,711,165 Class K shares. This exchange amounted to approximately $246,341,732.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$7.30	$8.60	$8.36	$6.71	$14.47	$14.42

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.26 (e)	0.16 (e)	0.18 (e)	0.32 (e)	0.27 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.03)	(1.30)	0.29	1.67	(7.56)	1.40

Total from investment operations	0.11	(1.04)	0.45	1.85	(7.24)	1.67

Less distributions:
Dividends from net investment income	—	(0.26)	(0.21)	(0.20)	(0.33)	(0.24)
Distributions from net realized gains	—	—	—	—	(0.19)	(1.38)

Total dividends and distributions	—	(0.26)	(0.21)	(0.20)	(0.52)	(1.62)

Net asset value, end of period	$7.41	$7.30	$8.60	$8.36	$6.71	$14.47

Total return (b)	1.55%	(11.98)%	5.46%	27.67%	(50.66)%	11.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$625,906	$659,391	$1,134,210	$1,178,274	$767,423	$1,713,719
Ratio of expenses to average net assets:
After waivers (a)	0.79%	0.53%	0.83%	0.85%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.79%	0.53%	0.83%	0.85%	0.85%	0.85%
Before waivers and fees paid indirectly (a)	0.79%	0.53%	0.83%	0.87%	0.90%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.74%	3.06%	1.93%	2.45%	2.83%	1.74%
After waivers and fees paid indirectly (a)	3.74%	3.06%	1.93%	2.45%	2.83%	1.74%
Before waivers and fees paid indirectly (a)	3.74%	3.06%	1.93%	2.43%	2.78%	1.69%
Portfolio turnover rate	4%	65%	61%	85%	65%	52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009		2008	2007
Net asset value, beginning of period	$7.19	$8.47	$8.23	$6.60		$14.25	$14.22

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.23 (e)	0.13 (e)	0.15	(e)	0.29 (e)	0.22 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.03)	(1.27)	0.30	1.66		(7.44)	1.38

Total from investment operations	0.11	(1.04)	0.43	1.81		(7.15)	1.60

Less distributions:
Dividends from net investment income	—	(0.24)	(0.19)	(0.18)		(0.31)	(0.19)
Distributions from net realized gains	—	—	—	—		(0.19)	(1.38)

Total dividends and distributions	—	(0.24)	(0.19)	(0.18)		(0.50)	(1.57)

Net asset value, end of period	$7.30	$7.19	$8.47	$8.23		$6.60	$14.25

Total return (b)	1.53%	(12.20)%	5.24%	27.45%		(50.83)%	11.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$663,556	$681,113	$871,872	$932,816		$807,551	$1,739,210
Ratio of expenses to average net assets:
After waivers (a)	0.79%	0.78%	1.08%	1.10%		1.10%	1.10%
After waivers and fees paid indirectly (a)	0.79%	0.78%	1.08%	1.10%		1.10%	1.10%
Before waivers and fees paid indirectly (a)	0.79%	0.78%	1.08%	1.12	%(c)	1.15%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.76%	2.75%	1.69%	2.19%		2.59%	1.46%
After waivers and fees paid indirectly (a)	3.76%	2.75%	1.69%	2.19%		2.59%	1.46%
Before waivers and fees paid indirectly (a)	3.76%	2.75%	1.69%	2.16%		2.54%	1.42%
Portfolio turnover rate	4%	65%	61%	85%		65%	52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$7.30	$7.68

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.03)	(0.18)

Total from investment operations	0.12	(0.12)

Less distributions:
Dividends from net investment income	—	(0.26)

Net asset value, end of period	$7.42	$7.30

Total return (b)	1.64%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$160,026	$226,542
Ratio of expenses to average net assets:
After waivers (a)	0.54%	0.54%
After waivers and fees paid indirectly (a)	0.54%	0.54%
Before waivers and fees paid indirectly (a)	0.54%	0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.87%	2.38%
After waivers and fees paid indirectly (a)	3.87%	2.38%
Before waivers and fees paid indirectly (a)	3.87%	2.38%
Portfolio turnover rate	4%	65%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	15.7%
Consumer Staples	12.3
Industrials	10.9
Materials	9.3
Consumer Discretionary	8.0
Energy	6.8
Health Care	6.8
Information Technology	4.2
Telecommunication Services	3.9
Utilities	2.6
Cash and Other	19.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,027.10	$5.28
Hypothetical (5% average return before expenses)	1,000.00	1,019.66	5.26
Class IB
Actual	1,000.00	1,027.10	5.28
Hypothetical (5% average return before expenses)	1,000.00	1,019.66	5.26
Class K
Actual	1,000.00	1,028.20	4.02
Hypothetical (5% average return before expenses)	1,000.00	1,020.90	4.01

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.8%)
Abacus Property Group (REIT)	16,300	$34,190
Adelaide Brighton Ltd.	32,260	105,484
AGL Energy Ltd.	30,094	456,386
Alumina Ltd.	142,425	116,962
Amcor Ltd.	69,292	504,968
AMP Ltd.	160,189	636,066
Ansell Ltd.	9,020	122,439
APA Group	36,840	188,780
APN News & Media Ltd.	26,980	18,316
Aquarius Platinum Ltd.	26,210	19,318
Aquila Resources Ltd.*	11,649	36,078
Ardent Leisure Group (REIT)	20,240	26,546
Aristocrat Leisure Ltd.	28,660	81,531
Asciano Ltd.	58,070	261,178
ASX Ltd.	10,840	332,532
Atlas Iron Ltd.	46,390	97,651
Aurora Oil & Gas Ltd.*	26,730	85,855
Ausdrill Ltd.	23,530	83,455
Australand Property Group (REIT)	15,640	39,693
Australia & New Zealand Banking Group Ltd.	154,159	3,499,582
Australian Infrastructure Fund	40,960	101,116
AWE Ltd.*	35,640	49,219
Bank of Queensland Ltd.	17,818	121,863
Beach Energy Ltd.	80,944	78,999
Bendigo and Adelaide Bank Ltd.	20,497	156,240
BHP Billiton Ltd.	176,835	5,764,212
Billabong International Ltd.	25,703	28,484
Boral Ltd.	42,031	127,601
Bradken Ltd.	11,749	63,137
Brambles Ltd.	87,726	556,418
BWP Trust (REIT)	26,350	50,499
Cabcharge Australia Ltd.	7,330	37,612
Caltex Australia Ltd.	8,990	125,591
carsales.com Ltd.	13,343	82,444
CFS Retail Property Trust Group (REIT)	134,815	268,120
Challenger Ltd.	31,040	103,876
Charter Hall Group (REIT)	16,050	37,491
Charter Hall Retail REIT (REIT)	17,600	59,855
Coca-Cola Amatil Ltd.	30,122	413,716
Cochlear Ltd.	3,293	223,022
Commonwealth Bank of Australia	88,037	4,817,946
Commonwealth Property Office Fund (REIT)	152,010	158,491
Computershare Ltd.	29,113	222,553
Crown Ltd.	23,970	209,380
CSL Ltd.	29,401	1,192,457
CSR Ltd.	34,360	49,466
Cudeco Ltd.*	8,670	28,520
David Jones Ltd.	24,516	65,264
Dexus Property Group (REIT)	283,969	271,618
Downer EDI Ltd.*	27,550	88,823
DUET Group	65,844	124,262
DuluxGroup Ltd.	23,910	74,002
Echo Entertainment Group Ltd.	42,163	184,958

Emeco Holdings Ltd.	42,030	$37,998
Energy World Corp., Ltd.*	56,030	21,388
Envestra Ltd.	48,940	39,433
Fairfax Media Ltd.	106,574	61,016
FKP Property Group	46,310	18,142
Fleetwood Corp., Ltd.	3,090	37,335
Flight Centre Ltd.	3,670	71,833
Fortescue Metals Group Ltd.	83,400	426,233
Gindalbie Metals Ltd.*	39,540	18,101
Goodman Fielder Ltd.	91,472	52,023
Goodman Group (REIT)	78,916	299,125
GPT Group (REIT)	95,289	322,332
GrainCorp Ltd.	13,200	129,466
GUD Holdings Ltd.	4,390	38,804
GWA Group Ltd.	19,840	42,916
Harvey Norman Holdings Ltd.	27,920	56,232
Hastings Diversified Utilities Fund	27,700	68,104
Iluka Resources Ltd.	25,276	296,186
Incitec Pivot Ltd.	92,374	272,312
Independence Group NL	13,777	49,057
Insurance Australia Group Ltd.	118,529	424,753
Intrepid Mines Ltd.*	27,630	14,712
Investa Office Fund (REIT)	39,512	110,326
Invocare Ltd.	6,750	55,918
IOOF Holdings Ltd.	12,000	74,864
Iress Ltd.	6,640	44,781
JB Hi-Fi Ltd.	4,960	45,279
Karoon Gas Australia Ltd.*	11,310	47,474
Kingsgate Consolidated Ltd.	8,170	40,824
Leighton Holdings Ltd.	9,349	157,595
Lend Lease Group	29,443	218,550
Linc Energy Ltd.*	19,830	14,326
Lynas Corp., Ltd.*	98,427	87,026
Macmahon Holdings Ltd.	40,550	24,134
Macquarie Atlas Roads Group*	26,330	40,647
Macquarie Group Ltd.	19,863	534,799
Medusa Mining Ltd.	9,830	48,759
Mermaid Marine Australia Ltd.	13,460	39,106
Metcash Ltd.	43,877	151,876
Mineral Resources Ltd.	9,297	85,994
Mirabela Nickel Ltd.*	30,630	8,278
Mirvac Group (REIT)	194,525	254,752
Monadelphous Group Ltd.	5,280	119,422
Mount Gibson Iron Ltd.	42,690	38,073
Myer Holdings Ltd.	38,720	64,429
National Australia Bank Ltd.	124,049	3,012,580
Newcrest Mining Ltd.	45,810	1,066,287
Nufarm Ltd.	11,910	61,986
OceanaGold Corp. (CDI)*	8,150	15,439
Octaviar Ltd.*†(b)	9,487,254	—
Oil Search Ltd.	61,297	418,243
OneSteel Ltd.	68,099	61,684
Orica Ltd.	20,924	532,579
Origin Energy Ltd.	60,482	760,770
OZ Minerals Ltd.	18,489	150,027
Pacific Brands Ltd.	62,010	32,011
Paladin Energy Ltd.*	47,200	61,796
PanAust Ltd.*	30,624	87,204
Panoramic Resources Ltd.	12,780	8,058
Perpetual Ltd.	2,830	66,865
Perseus Mining Ltd.*	24,460	62,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Platinum Asset Management Ltd.	15,920	$63,714
Primary Health Care Ltd.	29,560	89,620
Qantas Airways Ltd.*	124,346	137,822
QBE Insurance Group Ltd.	64,056	883,152
Ramsay Health Care Ltd.	7,622	177,045
Regis Resources Ltd.*	24,410	98,474
Reject Shop Ltd.	1,700	15,968
Resolute Mining Ltd.*	23,620	32,748
Rio Tinto Ltd.	24,224	1,423,860
Sandfire Resources NL*	5,890	43,710
Santos Ltd.	52,396	575,434
Seek Ltd.	21,740	143,296
Seven Group Holdings Ltd.	6,490	52,184
Seven West Media Ltd.	19,275	34,735
Sigma Pharmaceuticals Ltd.	76,540	48,345
SMS Management & Technology Ltd.	4,420	23,407
Sonic Healthcare Ltd.	22,386	291,936
Southern Cross Media Group Ltd.	37,539	46,294
SP AusNet	99,935	104,335
Spark Infrastructure Group§	78,800	123,195
Spotless Group Ltd.	17,250	45,167
St Barbara Ltd.*	21,600	39,266
Stockland Corp., Ltd. (REIT)	128,182	405,858
Suncorp Group Ltd.	71,905	600,107
Sundance Resources Ltd.*	145,220	49,364
Sydney Airport	88,935	264,978
TABCORP Holdings Ltd.	38,001	114,511
Tatts Group Ltd.	74,865	201,814
Telstra Corp., Ltd.	692,678	2,624,811
Ten Network Holdings Ltd.	55,303	28,823
Toll Holdings Ltd.	43,530	178,745
TPG Telecom Ltd.	19,060	34,174
Transfield Services Ltd.	30,870	57,926
Transpacific Industries Group Ltd.*	53,180	39,901
Transurban Group	86,283	503,083
Treasury Wine Estates Ltd.	38,168	170,804
UGL Ltd.	10,900	139,208
Virgin Australia Holdings Ltd.*	96,120	38,779
Virgin Australia International Holdings Pty Ltd.*†(b)	96,120	492
Wesfarmers Ltd.	63,791	1,963,855
Western Areas NL	9,480	39,755
Westfield Group (REIT)	117,725	1,146,958
Westfield Retail Trust (REIT)	159,172	466,610
Westpac Banking Corp.	168,817	3,672,536
Whitehaven Coal Ltd.	14,580	62,744
Woodside Petroleum Ltd.	33,921	1,086,302
Woolworths Ltd.	67,525	1,857,239
WorleyParsons Ltd.	11,714	304,265
Wotif.com Holdings Ltd.	7,860	34,195

		54,768,632

Austria (0.2%)
Erste Group Bank AG*	122,267	2,324,464

Belgium (1.6%)
Anheuser-Busch InBev N.V.	230,763	17,940,159

Brazil (1.2%)
Banco Bradesco S.A. (Preference)	406,500	$6,029,194
Itau Unibanco Holding S.A. (Preference) (ADR)	328,498	4,572,692
Petroleo Brasileiro S.A. (Preference)	366,800	3,318,275
Suzano Papel e Celulose S.A. (Preference), Class A	115,300	227,902

		14,148,063

China (0.5%)
PetroChina Co., Ltd., Class H	4,374,000	5,691,975

Denmark (1.1%)
Novo Nordisk A/S, Class B	90,872	13,146,549

Finland (0.1%)
Nokia Oyj	510,112	1,050,852

France (11.2%)
Accor S.A.	116,102	3,655,438
Air Liquide S.A.	42,677	4,882,705
AXA S.A.‡	256,055	3,427,095
BNP Paribas S.A.	135,654	5,236,761
Carrefour S.A.	76,949	1,421,856
Cie de Saint-Gobain S.A.	113,395	4,196,122
Cie Generale d’Optique Essilor International S.A.	79,525	7,387,401
Danone S.A.	194,381	12,067,636
France Telecom S.A.	257,749	3,391,888
GDF Suez S.A.	180,393	4,303,986
J.C. Decaux S.A.	109,383	2,413,607
L’Oreal S.A.	72,314	8,471,091
LVMH Moet Hennessy Louis Vuitton S.A.	36,443	5,554,582
Pernod-Ricard S.A.	73,492	7,861,918
Sanofi S.A.	161,819	12,270,912
Schneider Electric S.A.	192,561	10,729,255
Societe Generale S.A.*	101,514	2,393,408
Total S.A.	301,957	13,627,067
Unibail-Rodamco S.A. (REIT)	45,481	8,391,066
Vinci S.A.	72,422	3,389,592
Vivendi S.A.	173,353	3,222,743

		128,296,129

Germany (8.7%)
Allianz SE (Registered)	121,942	12,261,866
BASF SE	125,288	8,706,096
Bayer AG (Registered)	112,585	8,118,354
Bayerische Motoren Werke (BMW) AG	43,895	3,180,542
Daimler AG (Registered)	244,143	10,980,073
Deutsche Bank AG (Registered)	126,658	4,603,171
Deutsche Telekom AG (Registered)	404,898	4,441,834
E.ON AG	271,596	5,850,302
Linde AG	55,298	8,613,109
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	21,910	3,091,280
RWE AG	66,339	2,711,868
SAP AG	235,577	13,911,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Siemens AG (Registered)	117,390	$9,867,538
Volkswagen AG (Preference)	19,622	3,111,021

		99,448,711

Hong Kong (1.3%)
Cheung Kong Holdings Ltd.	414,000	5,110,518
China Mobile Ltd.	669,500	7,358,147
Hang Lung Properties Ltd.	572,000	1,947,107

		14,415,772

Ireland (0.9%)
CRH plc (BATS Europe Exchange)	95,670	1,839,250
CRH plc (EURO OTC Exchange)	262,966	5,102,994
Experian plc	65,142	920,207
James Hardie Industries SE (CDI)	26,109	213,853
Shire plc	35,209	1,011,932
WPP plc	81,034	984,912

		10,073,148

Italy (1.6%)
Assicurazioni Generali S.p.A.	181,167	2,458,548
Enel S.p.A.	860,867	2,778,086
Eni S.p.A.	360,645	7,696,659
Intesa Sanpaolo S.p.A.	1,898,609	2,715,591
UniCredit S.p.A.*	671,037	2,542,735

		18,191,619

Japan (16.0%)
77 Bank Ltd.	14,000	57,617
A&A Material Corp.*	2,000	2,046
A&D Co., Ltd.	1,200	4,645
ABC-Mart, Inc.	1,400	52,323
Accordia Golf Co., Ltd.	40	26,509
Accretive Co. Ltd.*	10	1,174
Achilles Corp.	10,000	13,190
Acom Co., Ltd.*	2,460	48,730
ADEKA Corp.	5,100	44,266
Aderans Co., Ltd.*	1,300	15,927
Advan Co., Ltd.	700	7,128
Advanex, Inc.*	2,000	2,124
Advantest Corp.	8,800	137,616
Aeon Co., Ltd.	35,800	446,248
Aeon Credit Service Co., Ltd.	5,400	100,134
Aeon Delight Co., Ltd.	1,400	32,158
Aeon Fantasy Co., Ltd.	400	5,723
Aeon Hokkaido Corp.*	900	4,030
Aeon Mall Co., Ltd.	4,700	99,972
AGORA Hospitality Group Co., Ltd.*	5,000	1,382
Agrex, Inc.	200	1,867
Ai Holdings Corp.	2,100	11,414
Aica Kogyo Co., Ltd.	3,700	55,683
Aichi Bank Ltd.	400	19,123
Aichi Corp.	2,100	9,430
Aichi Steel Corp.	6,000	24,200
Aichi Tokei Denki Co., Ltd.	1,000	3,696
Aida Engineering Ltd.	3,300	20,738
Aiful Corp.*	10,100	20,571
Aigan Co., Ltd.	900	3,435
Ain Pharmaciez, Inc.	500	$30,085
Aiphone Co., Ltd.	800	16,005
Air Water, Inc.	10,000	120,955
Airport Facilities Co., Ltd.	1,200	5,390
Airtech Japan Ltd.	300	1,393
Aisan Industry Co., Ltd.	1,500	13,900
Aisin Seiki Co., Ltd.	8,600	286,185
Ajinomoto Co., Inc.	32,000	444,862
Akebono Brake Industry Co., Ltd.	5,700	27,368
Akita Bank Ltd.	8,000	22,420
Alconix Corp.	200	4,049
Alfresa Holdings Corp.	2,800	148,409
All Nippon Airways Co., Ltd.	139,000	394,199
Alpen Co., Ltd.	700	13,688
Alpha Corp.	300	3,493
Alpha Systems, Inc.	360	4,834
Alpine Electronics, Inc.	2,400	28,672
Alps Electric Co., Ltd.	9,800	69,146
Altech Co., Ltd.	500	1,462
Altech Corp.	500	3,836
Amada Co., Ltd.	18,000	106,765
Amano Corp.	3,400	28,967
Amuse, Inc.	300	3,964
Ando Corp.	4,000	5,779
Anest Iwata Corp.	2,000	9,247
Anritsu Corp.	5,000	56,628
AOC Holdings, Inc.	3,300	13,435
AOI Pro, Inc.	500	3,376
AOKI Holdings, Inc.	1,100	23,106
Aomori Bank Ltd.	9,000	27,596
Aoyama Trading Co., Ltd.	3,100	63,411
Aozora Bank Ltd.	38,000	90,698
Arakawa Chemical Industries Ltd.	1,000	8,454
Araya Industrial Co., Ltd.	2,000	2,840
Arc Land Sakamoto Co., Ltd.	700	10,996
Arcs Co., Ltd.	1,500	32,013
Argo Graphics, Inc.	400	5,391
Ariake Japan Co., Ltd.	1,100	22,994
Arisawa Manufacturing Co., Ltd.	2,000	5,870
Arnest One Corp.	2,200	27,921
Arrk Corp.*	4,200	12,404
As One Corp.	800	15,993
Asahi Co., Ltd.	500	8,245
Asahi Diamond Industrial Co., Ltd.	4,000	45,830
Asahi Glass Co., Ltd.	53,000	356,738
Asahi Group Holdings Ltd.	22,400	481,098
Asahi Holdings, Inc.	1,800	36,499
Asahi Kasei Corp.	65,000	352,630
Asahi Kogyosha Co., Ltd.	1,000	3,816
Asahi Net, Inc.	1,000	4,603
Asahi Organic Chemicals Industry Co., Ltd.	4,000	10,037
Asahi TEC Corp.*	9,000	3,593
Asanuma Corp.*	4,000	3,188
Asatsu-DK, Inc.	2,000	56,226
Ashimori Industry Co., Ltd.*	3,000	4,057
Asics Corp.	9,700	123,243
ASKA Pharmaceutical Co., Ltd.	1,000	5,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ASKUL Corp.	900	$10,295
Astellas Pharma, Inc.	24,900	1,087,630
Asunaro Aoki Construction Co., Ltd.	500	2,566
Atsugi Co., Ltd.	11,000	13,537
Autobacs Seven Co., Ltd.	1,500	73,437
Avex Group Holdings, Inc.	2,300	34,080
Awa Bank Ltd.	10,000	63,698
Axell Corp.	400	7,387
Azbil Corp.	2,300	47,025
Azuma Shipping Co., Ltd.	600	1,657
Bando Chemical Industries Ltd.	4,000	15,135
Bank of Iwate Ltd.	800	32,298
Bank of Kyoto Ltd.	18,000	136,342
Bank of Nagoya Ltd.	11,000	33,966
Bank of Okinawa Ltd.	900	38,480
Bank of Saga Ltd.	7,000	17,402
Bank of the Ryukyus Ltd.	2,500	31,215
Bank of Yokohama Ltd.	65,000	307,006
Belc Co., Ltd.	600	8,569
Belluna Co., Ltd.	1,500	11,903
Benesse Holdings, Inc.	3,400	152,007
Best Denki Co., Ltd.*	3,500	6,331
Bic Camera, Inc.	30	14,955
BML, Inc.	700	17,454
Bookoff Corp.	700	5,912
BP Castrol KK	500	2,123
Bridgestone Corp.	35,000	802,821
Brother Industries Ltd.	14,100	161,369
Bunka Shutter Co., Ltd.	3,000	12,961
CAC Corp.	700	5,535
Calsonic Kansei Corp.	6,000	32,573
Can Do Co., Ltd.	10	12,460
Canare Electric Co., Ltd.	100	1,597
Canon Electronics, Inc.	1,100	23,074
Canon Marketing Japan, Inc.	4,000	50,906
Canon, Inc.	212,000	8,489,066
Capcom Co., Ltd.	2,600	54,373
Casio Computer Co., Ltd.	11,800	77,371
Cawachi Ltd.	800	17,599
Central Glass Co., Ltd.	12,000	46,702
Central Japan Railway Co.	90	711,271
Central Security Patrols Co., Ltd.	500	5,012
Central Sports Co., Ltd.	400	5,518
Century Tokyo Leasing Corp.	2,800	52,519
CFS Corp.	1,000	4,862
Chiba Bank Ltd.	39,000	234,234
Chiba Kogyo Bank Ltd.*	2,300	12,468
Chino Corp.	2,000	5,289
Chiyoda Co., Ltd.	1,600	34,639
Chiyoda Corp.	9,000	110,258
Chiyoda Integre Co., Ltd.	400	4,594
Chofu Seisakusho Co., Ltd.	1,200	27,287
Chori Co., Ltd.	8,000	10,689
Chubu Electric Power Co., Inc.	34,500	560,137
Chubu Shiryo Co., Ltd.	1,200	7,900
Chudenko Corp.	2,000	20,270
Chuetsu Pulp & Paper Co., Ltd.	4,000	7,607
Chugai Pharmaceutical Co., Ltd.	12,300	232,865
Chugai Ro Co., Ltd.	4,000	12,347
Chugoku Bank Ltd.	8,000	104,241
Chugoku Electric Power Co., Inc.	14,600	$240,382
Chugoku Marine Paints Ltd.	3,000	14,511
Chugokukogyo Co., Ltd.*	1,000	1,142
Chukyo Bank Ltd.	5,000	11,361
Chuo Spring Co., Ltd.	1,000	3,656
Citizen Holdings Co., Ltd.	13,500	79,240
CKD Corp.	3,400	23,623
Clarion Co., Ltd.*	6,000	13,863
Cleanup Corp.	1,200	8,192
CMIC Holdings Co., Ltd.	400	6,049
CMK Corp.	2,400	10,102
Coca-Cola Central Japan Co., Ltd.	1,500	19,492
Coca-Cola West Co., Ltd.	4,200	73,238
Cocokara fine, Inc.	1,100	36,358
Colowide Co., Ltd.	4,000	31,489
Computer Engineering & Consulting Ltd.	800	4,339
Computer Institute of Japan Ltd.	1,200	4,856
COMSYS Holdings Corp.	6,700	78,706
Co-Op Chemical Co., Ltd.*	1,000	1,324
Core Corp.	400	3,450
Corona Corp.	500	6,584
Cosel Co., Ltd.	1,800	25,367
Cosmo Oil Co., Ltd.	33,000	83,918
Cosmos Pharmaceutical Corp.	600	39,815
Create Medic Co., Ltd.	300	3,021
Create SD Holdings Co., Ltd.	500	13,885
Credit Saison Co., Ltd.	8,600	190,837
Cresco Ltd.	300	2,463
CTI Engineering Co., Ltd.	700	4,127
Cybernet Systems Co., Ltd.	10	2,742
Cybozu, Inc.	20	6,357
Dai Nippon Printing Co., Ltd.	31,000	242,721
Dai Nippon Toryo Co., Ltd.	7,000	7,748
Daibiru Corp.	3,600	27,616
Daicel Corp.	17,000	104,407
Dai-Dan Co., Ltd.	1,000	6,312
Daido Kogyo Co., Ltd.	2,000	3,843
Daido Metal Co., Ltd.	1,000	10,790
Daido Steel Co., Ltd.	22,000	137,010
Daidoh Ltd.	1,600	11,291
Daiei, Inc.*	5,650	17,887
Daifuku Co., Ltd.	5,000	31,439
Daihatsu Motor Co., Ltd.	11,000	192,701
Daihen Corp.	6,000	20,393
Daiho Corp.	4,000	5,206
Daiichi Chuo KK*	8,000	9,164
Daiichi Jitsugyo Co., Ltd.	2,000	10,007
Dai-ichi Kogyo Seiyaku Co., Ltd.	2,000	5,733
Dai-ichi Life Insurance Co., Ltd.	570	660,286
Daiichi Sankyo Co., Ltd.	36,900	621,287
Daiken Corp.	5,000	13,633
Daiken Medical Co., Ltd.	100	1,264
Daiki Aluminium Industry Co., Ltd.	2,000	6,078
Daikin Industries Ltd.	13,700	384,668
Daiko Clearing Services Corp.	600	2,180
Daikoku Denki Co., Ltd.	500	8,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Daikyo, Inc.	20,000	$52,690
Dainichi Co., Ltd.	600	5,192
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	17,402
Dainippon Screen Manufacturing Co., Ltd.	11,000	80,541
Dainippon Sumitomo Pharma Co., Ltd.	7,000	71,398
Daio Paper Corp.	5,000	31,614
Daiohs Corp.	200	1,295
Daisan Bank Ltd.	7,000	13,473
Daiseki Co., Ltd.	1,900	33,023
Daishi Bank Ltd.	16,000	48,125
Daiso Co., Ltd.	5,000	15,069
Daisue Construction Co., Ltd.*	4,000	2,980
Daisyo Corp.	600	7,754
Daito Bank Ltd.	7,000	5,903
Daito Electron Co., Ltd.	500	2,367
Daito Trust Construction Co., Ltd.	4,700	445,848
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	831
Daiwa House Industry Co., Ltd.	30,000	425,900
Daiwa Industries Ltd.	1,000	4,799
Daiwa Odakyu Construction Co., Ltd.	500	1,206
Daiwa Securities Group, Inc.	108,000	406,623
Daiwabo Holdings Co., Ltd.	14,100	26,506
Daiyu Eight Co., Ltd.	100	807
Danto Holdings Corp.*	1,000	1,107
DC Co., Ltd.	1,300	4,530
DCM Holdings Co., Ltd.	5,800	41,066
DeNA Co., Ltd.	5,300	140,688
Denki Kagaku Kogyo KK	22,000	76,785
Denki Kogyo Co., Ltd.	3,000	15,708
Denso Corp.	25,900	881,868
Dentsu, Inc.	10,500	310,617
Denyo Co., Ltd.	1,100	14,033
Descente Ltd.	3,000	17,974
DIC Corp.	40,000	77,848
Dijet Industrial Co., Ltd.	1,000	2,209
Disco Corp.	1,300	73,523
Don Quijote Co., Ltd.	2,300	79,127
Doshisha Co., Ltd.	500	13,911
Doutor Nichires Holdings Co., Ltd.	2,100	26,932
Dowa Holdings Co., Ltd.	15,000	93,007
Dr. Ci:Labo Co., Ltd.	10	34,124
DTS Corp.	1,100	13,901
Dunlop Sports Co., Ltd.	1,000	12,319
Duskin Co., Ltd.	3,600	68,584
Dwango Co., Ltd.	10	13,028
Dydo Drinco, Inc.	500	21,775
Dynic Corp.	2,000	3,775
eAccess Ltd.	70	13,684
Eagle Industry Co., Ltd.	1,000	9,242
Earth Chemical Co., Ltd.	900	32,977
East Japan Railway Co.	18,600	1,167,784
Ebara Corp.	17,000	65,837
Ebara Jitsugyo Co., Ltd.	300	4,508
Ebara-Udylite Co., Ltd.	100	2,870
Echo Trading Co., Ltd.	300	$2,633
Econach Holdings Co., Ltd.*	3,000	1,360
Eco’s Co., Ltd.	400	2,555
EDION Corp.	4,400	22,065
Ehime Bank Ltd.	7,000	19,226
Eighteenth Bank Ltd.	7,000	18,480
Eiken Chemical Co., Ltd.	1,000	14,381
Eisai Co., Ltd.	13,600	597,093
Eizo Nanao Corp.	1,000	20,020
Electric Power Development Co., Ltd.	6,200	162,600
Elematec Corp.	900	12,333
Emori & Co., Ltd.	200	2,186
Enplas Corp.	600	15,707
Enshu Ltd.*	2,000	2,070
EPS Corp.	10	27,341
ESPEC Corp.	1,200	11,621
Excel Co., Ltd.	600	5,450
Exedy Corp.	1,500	32,585
Ezaki Glico Co., Ltd.	5,000	56,593
F&A Aqua Holdings, Inc.	900	10,136
Faith, Inc.	40	4,402
Falco SD Holdings Co., Ltd.	600	7,215
FamilyMart Co., Ltd.	3,200	146,519
Fancl Corp.	2,500	31,229
FANUC Corp.	68,100	11,188,642
Fast Retailing Co., Ltd.	2,200	441,644
FCC Co., Ltd.	1,800	30,196
Felissimo Corp.	300	4,262
FIDEA Holdings Co., Ltd.	7,000	13,784
First Baking Co., Ltd.*	1,000	1,026
Foster Electric Co., Ltd.	1,100	17,918
FP Corp.	600	37,202
France Bed Holdings Co., Ltd.	8,000	16,813
F-Tech, Inc.	400	6,821
Fudo Tetra Corp.*	9,800	16,441
Fuji Co., Ltd.	1,300	28,312
Fuji Corp., Ltd.	1,200	6,665
Fuji Electric Co., Ltd.	30,000	73,273
Fuji Electronics Co., Ltd.	600	8,308
Fuji Heavy Industries Ltd.	35,000	282,516
Fuji Kiko Co., Ltd.*	1,000	3,636
Fuji Kosan Co., Ltd.*	4,000	3,218
Fuji Kyuko Co., Ltd.	3,000	17,524
Fuji Media Holdings, Inc.	117	201,289
Fuji Oil Co., Ltd.	3,300	43,092
Fuji Seal International, Inc.	1,200	22,901
Fuji Soft, Inc.	1,600	26,776
Fujibo Holdings, Inc.	5,000	11,477
Fujicco Co., Ltd.	1,000	12,131
Fujifilm Holdings Corp.	23,370	441,818
Fujikura Kasei Co., Ltd.	1,600	7,699
Fujikura Ltd.	20,000	59,772
Fujikura Rubber Ltd.	800	2,862
Fujimi, Inc.	1,100	16,370
Fujimori Kogyo Co., Ltd.	900	16,891
Fujita Kanko, Inc.	3,000	9,922
Fujitec Co., Ltd.	3,000	19,163
Fujitsu General Ltd.	2,000	15,082
Fujitsu Ltd.	102,000	488,753
Fujiya Co., Ltd.*	7,000	19,369

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
FuKoKu Co., Ltd.	500	$4,640
Fukuda Corp.	1,000	3,388
Fukui Bank Ltd.	10,000	23,905
Fukui Computer Holdings, Inc.	200	1,079
Fukuoka Financial Group, Inc.	41,000	160,209
Fukushima Bank Ltd.	15,000	11,147
Fukushima Industries Corp.	300	4,190
Fukuyama Transporting Co., Ltd.	8,000	43,583
Fullcast Holdings Co., Ltd.*	10	1,930
Funai Consulting, Inc.	1,300	8,597
Funai Electric Co., Ltd.	1,100	16,572
Furukawa Co., Ltd.*	21,000	18,828
Furukawa Electric Co., Ltd.	31,000	73,450
Furukawa-Sky Aluminum Corp.	5,000	15,130
Furusato Industries Ltd.	700	6,961
Fuso Pharmaceutical Industries Ltd.	4,000	11,632
Futaba Corp.	2,100	32,908
Futaba Industrial Co., Ltd.*	3,500	18,393
Future Architect, Inc.	10	3,958
Fuyo General Lease Co., Ltd.	1,100	34,678
G-7 Holdings, Inc.	300	1,535
Gakken Holdings Co., Ltd.	5,000	10,697
Gakujo Co., Ltd.	400	1,599
Gecoss Corp.	800	4,066
Genki Sushi Co., Ltd.	300	3,731
Geo Holdings Corp.	20	22,282
GLOBERIDE, Inc.	5,000	6,431
Glory Ltd.	3,400	70,704
GMO Internet, Inc.	3,400	17,851
Godo Steel Ltd.	7,000	15,811
Goldcrest Co., Ltd.	1,100	16,944
Goldwin, Inc.	2,000	12,509
Gree, Inc.	5,100	102,487
GS Yuasa Corp.	24,000	109,699
GSI Creos Corp.	3,000	4,093
Gulliver International Co., Ltd.	330	10,592
Gun-Ei Chemical Industry Co., Ltd.	3,000	7,776
Gunma Bank Ltd.	22,000	104,068
Gunze Ltd.	8,000	21,957
Gurunavi, Inc.	1,000	11,356
H2O Retailing Corp.	7,000	70,138
Hachijuni Bank Ltd.	19,000	98,851
Hakudo Co., Ltd.	400	3,690
Hakuhodo DY Holdings, Inc.	1,800	119,180
Hakuto Co., Ltd.	700	6,922
Hakuyosha Co., Ltd.	1,000	2,603
Hamakyorex Co., Ltd.	300	10,430
Hamamatsu Photonics KK	4,200	142,220
Hankyu Hanshin Holdings, Inc.	72,000	363,585
Hanwa Co., Ltd.	11,000	41,924
Happinet Corp.	600	5,992
Harashin Narus Holdings Co., Ltd.	700	12,232
Hard Off Corp. Co., Ltd.	500	3,351
Harima Chemicals, Inc.	1,100	5,712
Haruyama Trading Co., Ltd.	500	3,214
Haseko Corp.*	86,500	63,285
Hayashikane Sangyo Co., Ltd.*	4,000	3,600
Hazama Corp.	5,400	$15,310
Heiwa Corp.	2,600	48,752
Heiwa Real Estate Co., Ltd.	9,000	21,049
Heiwado Co., Ltd.	2,400	32,729
Helios Techno Holdings Co., Ltd.*	1,100	2,088
Hibiya Engineering Ltd.	1,800	20,452
Hiday Hidaka Corp.	600	9,786
Higashi-Nippon Bank Ltd.	6,000	13,051
Higo Bank Ltd.	9,000	47,792
Hikari Tsushin, Inc.	900	39,772
Hino Motors Ltd.	15,000	108,399
Hioki EE Corp.	500	8,958
Hirakawa Hewtech Corp.	200	1,728
Hirose Electric Co., Ltd.	1,700	168,085
Hiroshima Bank Ltd.	29,000	104,752
HIS Co., Ltd.	1,300	46,240
Hisaka Works Ltd.	1,000	9,580
Hisamitsu Pharmaceutical Co., Inc.	3,300	162,535
Hitachi Cable Ltd.*	10,000	22,192
Hitachi Capital Corp.	2,800	46,873
Hitachi Chemical Co., Ltd.	4,600	72,086
Hitachi Construction Machinery Co., Ltd.	5,800	109,190
Hitachi High-Technologies Corp.	3,700	91,179
Hitachi Koki Co., Ltd.	3,300	27,749
Hitachi Kokusai Electric, Inc.	2,000	15,735
Hitachi Ltd.	247,640	1,523,016
Hitachi Metals Ltd.	8,000	95,311
Hitachi Tool Engineering Ltd.	700	6,590
Hitachi Transport System Ltd.	2,100	38,881
Hitachi Zosen Corp.	52,000	63,609
Hochiki Corp.	1,000	5,405
Hodogaya Chemical Co., Ltd.	2,000	5,934
Hogy Medical Co., Ltd.	600	27,412
Hokkaido Electric Power Co., Inc.	9,700	125,370
Hokkaido Gas Co., Ltd.	2,000	6,600
Hokkan Holdings Ltd.	3,000	9,255
Hokko Chemical Industry Co., Ltd.	1,000	2,746
Hokkoku Bank Ltd.	14,000	55,070
Hokuetsu Bank Ltd.	13,000	25,512
Hokuetsu Kishu Paper Co., Ltd.	8,000	42,911
Hokuhoku Financial Group, Inc.	68,000	110,386
Hokuriku Electric Industry Co., Ltd.	4,000	4,581
Hokuriku Electric Power Co.	10,300	160,299
Hokushin Co., Ltd.*	800	2,438
Hokuto Corp.	1,400	27,961
Honda Motor Co., Ltd.	90,200	3,142,084
Honeys Co., Ltd.	1,080	20,242
Hoosiers Corp.	20	15,507
Horiba Ltd.	2,100	73,515
Hoshizaki Electric Co., Ltd.	2,500	63,195
Hosiden Corp.	3,000	19,083
Hosokawa Micron Corp.	2,000	10,532
House Foods Corp.	3,600	61,070
House of Rose Co., Ltd.	100	1,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Howa Machinery Ltd.	6,000	$5,545
Hoya Corp.	25,600	564,066
Hurxley Corp.	300	2,214
Hyakugo Bank Ltd.	11,000	45,935
Hyakujushi Bank Ltd.	14,000	55,506
Ibiden Co., Ltd.	6,600	119,194
IBJ Leasing Co., Ltd.	1,700	42,429
Ichibanya Co., Ltd.	400	11,781
Ichiken Co., Ltd.	1,000	2,166
Ichikoh Industries Ltd.*	2,000	3,583
Ichinen Holdings Co., Ltd.	1,300	7,051
Ichiyoshi Securities Co., Ltd.	2,700	15,433
Icom, Inc.	600	14,748
Idec Corp.	1,400	12,803
Idemitsu Kosan Co., Ltd.	1,300	116,251
Ihara Chemical Industry Co., Ltd.	2,000	8,924
IHI Corp.	76,000	162,201
Iida Home Max	1,300	11,768
Iino Kaiun Kaisha Ltd.	5,900	28,129
Ikegami Tsushinki Co., Ltd.*	3,000	2,188
Ikyu Corp.	10	4,348
Imasen Electric Industrial Co., Ltd.	800	11,813
Impress Holdings, Inc.	1,000	1,665
Inaba Denki Sangyo Co., Ltd.	1,400	40,434
Inaba Seisakusho Co., Ltd.	600	8,192
Inabata & Co., Ltd.	3,200	20,120
Inageya Co., Ltd.	1,000	11,610
INES Corp.	1,600	10,701
I-Net Corp.	500	3,332
Information Services International-Dentsu Ltd.	700	5,802
INPEX Corp.	141	790,491
Intage, Inc.	300	5,902
Internet Initiative Japan, Inc.	10	42,230
Internix, Inc.	500	2,207
Inui Steamship Co., Ltd.*	1,400	4,566
I’rom Holdings Co., Ltd.*	30	875
Iseki & Co., Ltd.	13,000	33,383
Isetan Mitsukoshi Holdings Ltd.	20,400	216,395
Ishihara Sangyo Kaisha Ltd.*	21,000	18,598
Ishii Iron Works Co., Ltd.	1,000	1,926
Ishikawa Seisakusho Ltd.*	2,000	1,616
Ishizuka Glass Co., Ltd.	1,000	1,777
Isuzu Motors Ltd.	70,000	374,242
IT Holdings Corp.	4,000	47,727
ITC Networks Corp.	1,000	8,004
Itfor, Inc.	1,300	4,850
Ito En Ltd.	3,000	56,127
ITOCHU Corp.	83,800	879,369
Itochu Enex, Co., Ltd.	2,700	15,291
ITOCHU Techno-Solutions Corp.	1,200	58,053
Itochu-Shokuhin Co., Ltd.	300	11,181
Itoham Foods, Inc.	7,000	27,812
Itoki Corp.	2,600	14,310
Iwai Cosmo Holdings, Inc.	1,100	4,648
Iwaki & Co., Ltd.	1,000	2,226
Iwasaki Electric Co., Ltd.*	4,000	8,524
Iwatani Corp.	13,000	50,720
Iwatsu Electric Co., Ltd.*	5,000	$4,528
Iyo Bank Ltd.	10,000	79,809
Izumi Co., Ltd.	3,300	66,135
Izumiya Co., Ltd.	4,000	20,140
Izutsuya Co., Ltd.*	6,000	3,861
J. Front Retailing Co., Ltd.	24,000	120,582
Jaccs Co., Ltd.	8,000	25,569
Jafco Co., Ltd.	1,600	31,100
Jalux, Inc.	300	3,266
Janome Sewing Machine Co., Ltd.*	12,000	10,336
Japan Airport Terminal Co., Ltd.	3,900	47,679
Japan Asia Investment Co., Ltd.*	8,000	6,038
Japan Aviation Electronics Industry Ltd.	2,000	17,538
Japan Bridge Corp.*	450	1,953
Japan Carlit Co., Ltd.	1,000	4,942
Japan Cash Machine Co., Ltd.	1,100	9,088
Japan Digital Laboratory Co., Ltd.	1,000	10,612
Japan Drilling Co., Ltd.	300	9,256
Japan Electronic Materials Corp.	500	2,461
Japan Foods Co., Ltd.	100	1,069
Japan Foundation Engineering Co., Ltd.	1,700	6,739
Japan Medical Dynamic Marketing, Inc.	1,000	3,176
Japan Oil Transportation Co., Ltd.	1,000	2,432
Japan Petroleum Exploration Co.	1,700	64,727
Japan Pulp & Paper Co., Ltd.	6,000	21,038
Japan Radio Co., Ltd.*	3,000	6,826
Japan Securities Finance Co., Ltd.	5,000	25,634
Japan Steel Works Ltd.	16,000	88,305
Japan Tobacco, Inc.	364,400	10,798,468
Japan Transcity Corp.	2,000	6,466
Japan Vilene Co., Ltd.	1,000	4,282
Japan Wool Textile Co., Ltd.	4,000	28,435
Jastec Co., Ltd.	700	4,312
JBCC Holdings, Inc.	1,000	6,909
JBIS Holdings, Inc.	1,200	4,636
Jeans Mate Corp.*	300	678
Jeol Ltd.	4,000	9,975
JFE Holdings, Inc.	26,600	444,779
JFE Shoji Trade Corp.*	8,000	35,536
JGC Corp.	12,000	347,319
JK Holdings Co., Ltd.	1,100	4,949
JMS Co., Ltd.	1,000	3,222
Joban Kosan Co., Ltd.*	3,000	3,436
J-Oil Mills, Inc.	5,000	15,035
Joshin Denki Co., Ltd.	2,000	20,083
Joyo Bank Ltd.	40,000	182,110
JS Group Corp.	14,340	303,369
JSP Corp.	800	11,600
JSR Corp.	10,000	173,481
JTEKT Corp.	10,500	108,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Juki Corp.	7,000	$11,763
Juroku Bank Ltd.	15,000	48,666
JVC Kenwood Corp.	5,800	20,252
JX Holdings, Inc.	122,600	629,795
K.R.S. Corp.	300	3,302
kabu.com Securities Co., Ltd.	4,900	14,994
Kadokawa Group Holdings, Inc.	1,100	30,115
Kaga Electronics Co., Ltd.	1,200	12,895
Kagome Co., Ltd.	4,900	99,399
Kagoshima Bank Ltd.	7,000	42,403
Kajima Corp.	55,000	161,375
Kakaku.com, Inc.	2,000	68,104
Kaken Pharmaceutical Co., Ltd.	5,000	70,016
Kamei Corp.	1,000	10,420
Kamigumi Co., Ltd.	11,000	87,799
Kanaden Corp.	1,000	6,298
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,606
Kanamoto Co., Ltd.	1,000	11,305
Kandenko Co., Ltd.	6,000	28,293
Kaneka Corp.	13,000	71,925
Kanematsu Corp.*	27,000	30,377
Kanematsu Electronics Ltd.	700	7,786
Kanematsu-NNK Corp.*	1,000	1,941
Kansai Electric Power Co., Inc.	43,300	518,719
Kansai Paint Co., Ltd.	12,000	128,499
Kansai Urban Banking Corp.	17,000	21,862
Kanto Denka Kogyo Co., Ltd.	2,000	6,333
Kanto Natural Gas Development Co., Ltd.	1,000	5,150
Kao Corp.	29,100	802,577
Kappa Create Co., Ltd.	900	19,475
Kasai Kogyo Co., Ltd.	1,000	5,870
Kasumi Co., Ltd.	2,500	17,184
Katakura Industries Co., Ltd.	1,400	12,540
Kato Sangyo Co., Ltd.	1,700	34,218
Kato Works Co., Ltd.	2,000	10,243
KAWADA Technologies, Inc.	200	2,838
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	9,671
Kawasaki Heavy Industries Ltd.	80,000	218,882
Kawasaki Kisen Kaisha Ltd.*	39,000	77,197
KDDI Corp.	163	1,051,406
Keihan Electric Railway Co., Ltd.	25,000	119,291
Keihanshin Building Co., Ltd.	1,400	6,426
Keihin Co., Ltd.	2,000	2,538
Keihin Corp.	2,500	37,004
Keikyu Corp.	28,000	254,771
Keio Corp.	32,000	231,998
Keisei Electric Railway Co., Ltd.	20,000	168,883
Keiyo Bank Ltd.	5,000	23,198
Keiyo Co., Ltd.	2,200	13,685
Kenedix, Inc.*	150	21,739
Kewpie Corp.	7,100	107,627
KEY Coffee, Inc.	1,200	22,173
Keyence Corp.	2,690	665,286
Kikkoman Corp.	9,000	111,301
Kimoto Co., Ltd.	1,100	6,135
Kimura Chemical Plants Co., Ltd.	1,100	4,289
Kimura Unity Co., Ltd.	200	1,868
Kinden Corp.	5,000	$32,827
King Jim Co., Ltd.	1,000	7,885
Kinki Nippon Tourist Co., Ltd.*	4,000	5,534
Kinki Sharyo Co., Ltd.	1,000	3,614
Kintetsu Corp.	99,000	394,769
Kintetsu World Express, Inc.	1,100	35,225
Kinugawa Rubber Industrial Co., Ltd.	3,000	19,885
Kirin Holdings Co., Ltd.	48,000	565,716
Kirindo Co., Ltd.	500	3,301
Kisoji Co., Ltd.	1,400	28,197
Kissei Pharmaceutical Co., Ltd.	2,600	46,337
Kitagawa Iron Works Co., Ltd.	5,000	10,088
Kita-Nippon Bank Ltd.	300	8,069
Kitano Construction Corp.	3,000	6,812
Kitazawa Sangyo Co., Ltd.	1,000	2,068
Kitz Corp.	5,100	21,765
Kiyo Holdings, Inc.	48,000	69,811
Koa Corp.	1,500	14,278
Koatsu Gas Kogyo Co., Ltd.	1,000	6,182
Kobayashi Pharmaceutical Co., Ltd.	1,300	72,292
Kobayashi Yoko Co., Ltd.	300	677
Kobe Steel Ltd.	154,000	184,990
Kohnan Shoji Co., Ltd.	1,100	14,536
Kohsoku Corp.	700	6,025
Koito Manufacturing Co., Ltd.	6,000	84,028
Kojima Co., Ltd.	1,500	5,668
Kokuyo Co., Ltd.	6,400	47,701
KOMAIHALTEC, Inc.	2,000	6,289
Komatsu Ltd.	167,790	4,021,585
Komatsu Seiren Co., Ltd.	2,000	9,248
Komatsu Wall Industry Co., Ltd.	400	4,842
Komeri Co., Ltd.	1,600	41,955
Komori Corp.	3,400	23,722
Konaka Co., Ltd.	1,400	15,674
Konami Corp.	5,000	113,562
Konica Minolta Holdings, Inc.	28,000	220,661
Konishi Co., Ltd.	1,000	14,251
Kosaido Co., Ltd.*	900	3,595
Kose Corp.	1,200	28,392
Kosei Securities Co., Ltd.	2,000	2,210
Kourakuen Corp.	700	10,661
Krosaki Harima Corp.	2,000	4,883
K’s Holdings Corp.	2,800	81,939
Kubota Corp.	52,000	479,895
Kumagai Gumi Co., Ltd.*	10,000	10,312
Kumiai Chemical Industry Co., Ltd.	2,000	8,477
Kura Corp.	600	8,619
Kurabo Industries Ltd.	12,000	20,971
Kuraray Co., Ltd.	17,800	230,413
Kuraudia Co., Ltd.	100	1,319
Kureha Corp.	8,000	35,359
Kurimoto Ltd.	6,000	16,597
Kurita Water Industries Ltd.	5,800	134,106
Kuroda Electric Co., Ltd.	1,600	18,254
KYB Co., Ltd.	7,000	31,423
Kyocera Corp.	8,800	759,854
Kyodo Printing Co., Ltd.	3,000	7,615
Kyodo Shiryo Co., Ltd.	4,000	4,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kyoei Sangyo Co., Ltd.	1,000	$1,885
Kyoei Steel Ltd.	1,300	23,818
Kyoei Tanker Co., Ltd.*	1,000	2,816
Kyokuto Boeki Kaisha Ltd.*	1,000	1,980
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	21,232
Kyokuto Securities Co., Ltd.	1,600	12,222
Kyokuyo Co., Ltd.	5,000	11,927
KYORIN Holdings, Inc.	3,000	63,177
Kyoritsu Maintenance Co., Ltd.	500	10,700
Kyoritsu Printing Co., Ltd.	1,000	3,425
Kyosan Electric Manufacturing Co., Ltd.	2,000	8,554
Kyoto Kimono Yuzen Co., Ltd.	700	8,547
Kyowa Electronics Instruments Co., Ltd.	1,000	3,117
Kyowa Exeo Corp.	4,900	49,894
Kyowa Hakko Kirin Co., Ltd.	15,000	154,114
Kyowa Leather Cloth Co., Ltd.	700	2,389
Kyudenko Corp.	2,000	12,355
Kyushu Electric Power Co., Inc.	23,000	272,849
Land Business Co., Ltd.	10	1,921
LAND Co., Ltd.*	1,300	180
Lawson, Inc.	3,400	237,873
LEC, Inc.	300	4,010
Leopalace21 Corp.*	7,300	24,560
Life Corp.	700	16,689
Lintec Corp.	2,600	46,411
Lion Corp.	12,000	65,820
Look, Inc.	2,000	16,043
M3, Inc.	11	52,676
Mabuchi Motor Co., Ltd.	1,800	71,731
Macnica, Inc.	500	11,226
Macromill, Inc.	1,400	14,872
Maeda Corp.	8,000	37,012
Maeda Road Construction Co., Ltd.	4,000	50,191
Maezawa Industries, Inc.	900	2,582
Maezawa Kasei Industries Co., Ltd.	900	9,333
Maezawa Kyuso Industries Co., Ltd.	400	5,287
Makino Milling Machine Co., Ltd.	6,000	36,549
Makita Corp.	7,200	253,142
Mandom Corp.	1,300	33,027
Marche Corp.	300	2,722
Mars Engineering Corp.	600	13,268
Marubeni Construction Material Lease Co., Ltd.	1,000	1,897
Marubeni Corp.	93,000	618,984
Marubun Corp.	900	3,944
Marudai Food Co., Ltd.	6,000	22,986
Maruei Department Store Co., Ltd.*	2,000	2,289
Maruetsu, Inc.	2,000	7,265
Maruha Nichiro Holdings, Inc.	27,000	42,676
Marui Group Co., Ltd.	13,500	103,032
Maruichi Steel Tube Ltd.	4,100	88,209
Maruka Machinery Co., Ltd.	400	4,928
Marusan Securities Co., Ltd.	3,900	14,076
Maruwa Co., Ltd.	300	$10,106
Maruwn Corp.	600	1,431
Maruyama Manufacturing Co., Inc.	2,000	4,283
Maruzen CHI Holdings Co., Ltd.*	600	1,516
Maruzen Showa Unyu Co., Ltd.	4,000	12,638
Matsuda Sangyo Co., Ltd.	800	11,878
Matsui Construction Co., Ltd.	1,000	4,116
Matsui Securities Co., Ltd.	7,200	42,057
Matsumotokiyoshi Holdings Co., Ltd.	2,200	48,809
Matsuya Co., Ltd.*	2,200	19,797
Matsuya Foods Co., Ltd.	500	9,401
Max Co., Ltd.	2,000	23,670
Mazda Motor Corp.*	100,000	135,736
MEC Co., Ltd.	800	2,544
Medical System Network Co., Ltd.	400	2,720
Medipal Holdings Corp.	11,600	164,133
Megachips Corp.	1,100	23,094
Megane TOP Co., Ltd.	1,800	19,727
Megmilk Snow Brand Co., Ltd.	2,700	47,509
Meidensha Corp.	12,000	45,241
MEIJI Holdings Co., Ltd.	3,500	160,670
Meiji Shipping Co., Ltd.	1,100	4,038
Meiko Network Japan Co., Ltd.	900	8,466
Meitec Corp.	1,800	38,136
Meito Sangyo Co., Ltd.	600	7,716
Meito Transportation Co., Ltd.	400	3,077
Meiwa Corp.	900	7,388
Meiwa Estate Co., Ltd.	700	3,759
Melco Holdings, Inc.	600	13,103
Michinoku Bank Ltd.	6,000	11,988
Mie Bank Ltd.	5,000	11,167
Mikuni Coca-Cola Bottling Co., Ltd.	1,600	13,824
Milbon Co., Ltd.	600	18,334
Mimasu Semiconductor Industry Co., Ltd.	1,000	8,598
Minato Bank Ltd.	12,000	20,562
Minebea Co., Ltd.	19,000	75,380
Ministop Co., Ltd.	900	15,627
Miraca Holdings, Inc.	2,600	108,109
Mirait Holdings Corp.	3,600	25,699
Misawa Homes Co., Ltd.	1,600	26,062
MISUMI Group, Inc.	4,300	101,273
Mitachi Co., Ltd.	200	1,065
Mito Securities Co., Ltd.	3,000	6,891
Mitsuba Corp.	2,000	14,091
Mitsubishi Chemical Holdings Corp.	68,000	299,479
Mitsubishi Corp.	76,110	1,536,935
Mitsubishi Electric Corp.	107,000	891,796
Mitsubishi Estate Co., Ltd.	75,000	1,345,434
Mitsubishi Gas Chemical Co., Inc.	20,000	113,670
Mitsubishi Heavy Industries Ltd.	182,000	739,015
Mitsubishi Kakoki Kaisha Ltd.	3,000	5,382
Mitsubishi Logistics Corp.	8,000	84,435
Mitsubishi Materials Corp.	73,000	211,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Motors Corp.*	217,000	$218,356
Mitsubishi Paper Mills Ltd.*	18,000	17,875
Mitsubishi Pencil Co., Ltd.	1,000	17,308
Mitsubishi Research Institute, Inc.	400	9,033
Mitsubishi Shokuhin Co., Ltd.	1,100	27,949
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	17,820
Mitsubishi Tanabe Pharma Corp.	9,600	137,941
Mitsubishi UFJ Financial Group, Inc.	796,500	3,811,883
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,930	122,072
Mitsuboshi Belting Co., Ltd.	3,000	14,257
Mitsui & Co., Ltd.	90,400	1,341,241
Mitsui Chemicals, Inc.	47,090	118,000
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	49,189
Mitsui Fudosan Co., Ltd.	48,000	931,141
Mitsui High-Tec, Inc.*	1,400	7,594
Mitsui Home Co., Ltd.	1,000	5,444
Mitsui Matsushima Co., Ltd.	8,000	13,053
Mitsui Mining & Smelting Co., Ltd.	31,000	67,852
Mitsui O.S.K. Lines Ltd.	55,000	198,115
Mitsui Sugar Co., Ltd.	5,000	16,128
Mitsui-Soko Co., Ltd.	5,000	18,273
Mitsumi Electric Co., Ltd.*	4,300	30,607
Mitsumura Printing Co., Ltd.	1,000	3,171
Mitsuuroko Holdings Co., Ltd.	1,900	12,836
Miura Co., Ltd.	2,000	53,214
Miyachi Corp.	600	4,308
Miyaji Engineering Group, Inc.*	4,000	8,435
Miyakoshi Holdings, Inc.*	300	1,281
Miyazaki Bank Ltd.	8,000	20,079
Miyoshi Oil & Fat Co., Ltd.	4,000	5,171
Mizuho Financial Group, Inc.	1,344,980	2,276,826
Mizuno Corp.	6,000	32,159
Mochida Pharmaceutical Co., Ltd.	5,000	57,579
Modec, Inc.	1,000	19,383
Monex Group, Inc.	70	11,523
MonotaRO Co., Ltd.	400	8,852
Mori Seiki Co., Ltd.	6,800	59,037
Morinaga & Co., Ltd.	13,000	29,542
Morinaga Milk Industry Co., Ltd.	11,000	42,197
Morita Holdings Corp.	2,000	13,721
Moritex Corp.*	200	639
Morozoff Ltd.	2,000	6,934
Mory Industries, Inc.	2,000	5,925
MOS Food Services, Inc.	1,600	31,260
Moshi Moshi Hotline, Inc.	1,600	16,469
Mr Max Corp.	1,200	4,898
MS&AD Insurance Group Holdings, Inc.	31,300	547,856
Murata Manufacturing Co., Ltd.	11,200	587,533
Musashi Seimitsu Industry Co., Ltd.	1,200	22,942
Musashino Bank Ltd.	1,900	55,975
Mutoh Holdings Co., Ltd.	1,000	$3,230
Nabtesco Corp.	5,100	113,392
NAC Co., Ltd.	200	4,594
Nachi-Fujikoshi Corp.	12,000	50,892
Nagaileben Co., Ltd.	1,200	17,723
Nagano Bank Ltd.	4,000	8,084
Nagano Keiki Co., Ltd.	800	6,506
Nagase & Co., Ltd.	6,300	78,426
Nagatanien Co., Ltd.	1,000	9,796
Nagoya Railroad Co., Ltd.	37,000	101,558
Naigai Co., Ltd.*	3,000	1,852
Nakabayashi Co., Ltd.	2,000	4,820
Nakamuraya Co., Ltd.	3,000	14,121
Nakano Corp.	1,000	1,914
Nakayama Steel Works Ltd.*	6,000	4,011
Nakayamafuku Co., Ltd.	700	5,532
Nakayo Telecommunications, Inc.	1,000	3,994
Namco Bandai Holdings, Inc.	11,000	151,199
Nankai Electric Railway Co., Ltd.	23,000	102,751
Nanto Bank Ltd.	11,000	48,293
Natori Co., Ltd.	600	6,553
NEC Capital Solutions Ltd.	300	3,740
NEC Corp.*	142,000	220,404
NEC Fielding Ltd.	1,000	12,490
NEC Mobiling Ltd.	400	15,825
NEC Networks & System Integration Corp.	1,100	17,432
NET One Systems Co., Ltd.	6,000	79,860
Neturen Co., Ltd.	1,700	13,533
Nexyz Corp.*	50	1,224
NGK Insulators Ltd.	14,000	154,521
NGK Spark Plug Co., Ltd.	9,000	118,827
NHK Spring Co., Ltd.	9,000	96,907
Nice Holdings, Inc.	5,000	13,470
Nichia Steel Works Ltd.	1,000	2,631
Nichias Corp.	6,000	30,873
Nichiban Co., Ltd.	1,000	3,209
Nichicon Corp.	3,900	37,899
Nichiden Corp.	500	13,853
Nichiha Corp.	1,200	13,307
Nichii Gakkan Co.	2,200	20,418
Nichi-iko Pharmaceutical Co., Ltd.	1,400	30,863
Nichimo Co., Ltd.	1,000	2,201
Nichirei Corp.	15,000	73,731
Nichireki Co., Ltd.	1,000	5,163
Nidec Copal Corp.	900	8,958
Nidec Copal Electronics Corp.	1,200	7,029
Nidec Corp.	5,800	439,840
Nidec Sankyo Corp.	2,000	10,371
Nidec-Tosok Corp.	700	5,744
Nifco, Inc.	2,400	58,044
Nihon Chouzai Co., Ltd.	150	5,561
Nihon Dempa Kogyo Co., Ltd.	900	11,116
Nihon Eslead Corp.	500	4,283
Nihon Kohden Corp.	2,200	66,991
Nihon Nohyaku Co., Ltd.	2,000	8,841
Nihon Parkerizing Co., Ltd.	3,000	46,458
Nihon Tokushu Toryo Co., Ltd.	1,000	3,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nihon Trim Co., Ltd.	100	$2,503
Nihon Unisys Ltd.	3,300	24,269
Nihon Yamamura Glass Co., Ltd.	5,000	11,193
Nikkato Corp.	400	2,419
Nikkiso Co., Ltd.	4,000	41,979
Nikko Co., Ltd.	1,000	3,969
Nikon Corp.	19,000	577,207
Nintendo Co., Ltd.	6,100	711,773
Nippo Corp.	3,000	33,292
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	15,295
Nippon Carbide Industries Co., Inc.	3,000	4,544
Nippon Carbon Co., Ltd.	6,000	14,741
Nippon Ceramic Co., Ltd.	800	12,873
Nippon Chemical Industrial Co., Ltd.	4,000	6,046
Nippon Chemi-Con Corp.*	7,000	20,169
Nippon Chemiphar Co., Ltd.	1,000	5,363
Nippon Chutetsukan KK	1,000	2,145
Nippon Coke & Engineering Co., Ltd.	10,000	13,152
Nippon Columbia Co., Ltd.*	10,000	3,266
Nippon Concrete Industries Co., Ltd.	1,000	3,185
Nippon Conveyor Co., Ltd.	3,000	2,902
Nippon Denko Co., Ltd.	5,000	19,001
Nippon Densetsu Kogyo Co., Ltd.	2,000	20,003
Nippon Denwa Shisetsu Co., Ltd.	2,000	6,164
Nippon Electric Glass Co., Ltd.	20,000	118,954
Nippon Express Co., Ltd.	41,000	169,252
Nippon Felt Co., Ltd.	700	3,544
Nippon Filcon Co., Ltd.	900	4,633
Nippon Fine Chemical Co., Ltd.	1,000	6,781
Nippon Flour Mills Co., Ltd.	8,000	35,153
Nippon Formula Feed Manufacturing Co., Ltd.	4,000	5,286
Nippon Gas Co., Ltd.	1,100	13,936
Nippon Hume Corp.	1,000	4,363
Nippon Kanzai Co., Ltd.	400	7,280
Nippon Kasei Chemical Co., Ltd.	2,000	2,997
Nippon Kayaku Co., Ltd.	9,000	84,684
Nippon Kinzoku Co., Ltd.*	3,000	5,209
Nippon Koei Co., Ltd.	4,000	14,198
Nippon Konpo Unyu Soko Co., Ltd.	3,000	38,106
Nippon Koshuha Steel Co., Ltd.	5,000	5,682
Nippon Kucho Service Co., Ltd.	300	2,720
Nippon Light Metal Co., Ltd.	29,000	37,444
Nippon Meat Packers, Inc.	8,000	105,944
Nippon Metal Industry Co., Ltd.*	9,000	7,051
Nippon Paint Co., Ltd.	11,000	89,582
Nippon Paper Group, Inc.	4,600	73,025
Nippon Parking Development Co., Ltd.	130	7,247
Nippon Pillar Packing Co., Ltd.	1,000	8,653
Nippon Piston Ring Co., Ltd.	4,000	$8,048
Nippon Road Co., Ltd.	4,000	16,337
Nippon Seisen Co., Ltd.	1,000	4,655
Nippon Sharyo Ltd.	4,000	14,021
Nippon Sheet Glass Co., Ltd.	38,000	41,986
Nippon Shinyaku Co., Ltd.	3,000	37,663
Nippon Shokubai Co., Ltd.	8,000	96,541
Nippon Signal Co., Ltd.	2,800	18,242
Nippon Soda Co., Ltd.	7,000	28,190
Nippon Steel Corp.	294,000	666,196
Nippon Steel Trading Co., Ltd.	2,000	5,650
Nippon Suisan Kaisha Ltd.	16,000	43,362
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	18,607
Nippon Systemware Co., Ltd.	400	1,557
Nippon Telegraph & Telephone Corp.	48,110	2,235,294
Nippon Television Network Corp.	950	144,402
Nippon Thompson Co., Ltd.	4,000	19,061
Nippon Valqua Industries Ltd.	5,000	13,768
Nippon Yakin Kogyo Co., Ltd.*	6,500	9,277
Nippon Yusen KK	86,000	228,397
Nippon Yusoki Co., Ltd.	1,000	2,932
Nipro Corp.	4,800	30,300
Nishimatsu Construction Co., Ltd.	18,000	34,641
Nishimatsuya Chain Co., Ltd.	2,600	21,581
Nishi-Nippon City Bank Ltd.	37,000	90,163
Nishi-Nippon Railroad Co., Ltd.	16,000	71,467
Nissan Chemical Industries Ltd.	9,200	89,806
Nissan Motor Co., Ltd.	135,620	1,284,416
Nissan Shatai Co., Ltd.	4,000	42,553
Nissan Tokyo Sales Holdings Co., Ltd.*	1,000	4,744
Nissei Build Kogyo Co., Ltd.	4,000	7,200
Nissei Plastic Industrial Co., Ltd.	1,000	4,233
Nissen Holdings Co., Ltd.	2,400	11,500
Nissha Printing Co., Ltd.*	2,200	24,672
Nisshin Fudosan Co., Ltd.	700	4,348
Nisshin Oillio Group Ltd.	6,000	25,326
Nisshin Seifun Group, Inc.	10,500	122,910
Nisshin Steel Co., Ltd.	45,000	63,181
Nisshinbo Holdings, Inc.	8,000	61,211
Nissin Corp.	4,000	11,390
Nissin Electric Co., Ltd.	2,000	13,368
Nissin Foods Holdings Co., Ltd.	4,200	160,022
Nissin Kogyo Co., Ltd.	2,500	34,379
Nissui Pharmaceutical Co., Ltd.	500	4,861
Nitori Holdings Co., Ltd.	1,950	184,649
Nitta Corp.	1,100	17,160
Nittetsu Mining Co., Ltd.	3,000	12,077
Nitto Boseki Co., Ltd.	10,000	31,238
Nitto Denko Corp.	9,220	393,236
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,762
Nitto Kogyo Corp.	1,800	30,625
Nitto Kohki Co., Ltd.	700	14,347
Nitto Seiko Co., Ltd.	1,000	3,052
Nitto Seimo Co., Ltd.	1,000	1,723
Nittoc Construction Co., Ltd.	3,000	3,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
NKSJ Holdings, Inc.	21,450	$457,176
NOF Corp.	11,000	54,908
Nohmi Bosai Ltd.	1,000	6,595
NOK Corp.	5,000	106,474
Nomura Co., Ltd.	2,000	6,228
Nomura Holdings, Inc.	230,000	858,945
Nomura Real Estate Holdings, Inc.	5,100	93,382
Nomura Research Institute Ltd.	6,000	132,242
Noritake Co., Ltd.	6,000	15,696
Noritsu Koki Co., Ltd.	1,100	5,241
Noritz Corp.	2,300	43,817
NS Solutions Corp.	1,000	17,101
NS United Kaiun Kaisha Ltd.*	4,000	5,767
NSD Co., Ltd.	2,300	18,847
NSK Ltd.	25,000	161,398
NTN Corp.	23,000	72,228
NTT Data Corp.	67	205,730
NTT DoCoMo, Inc.	855	1,422,872
NTT Urban Development Corp.	62	50,098
Obara Group, Inc.	800	9,908
Obayashi Corp.	34,000	148,982
Obayashi Road Corp.	1,000	2,835
OBIC Business Consultants Ltd.	300	16,153
Obic Co., Ltd.	420	80,661
Odakyu Electric Railway Co., Ltd.	35,000	348,223
Oenon Holdings, Inc.	3,000	7,266
Ogaki Kyoritsu Bank Ltd.	16,000	54,096
Ohara, Inc.	400	4,063
Ohashi Technica, Inc.	600	4,450
OIE Sangyo Co., Ltd.	300	3,177
Oiles Corp.	1,300	26,660
Oita Bank Ltd.	7,000	22,821
OIZUMI Corp.	400	1,275
OJI Paper Co., Ltd.	46,000	176,635
Okabe Co., Ltd.	2,700	16,097
Okamoto Industries, Inc.	4,000	15,308
Okamura Corp.	4,000	30,176
Okasan Securities Group, Inc.	10,000	39,365
Okaya Electric Industries Co., Ltd.	600	2,413
OKI Electric Cable Co., Ltd.	1,000	1,864
Oki Electric Industry Co., Ltd.*	45,000	72,959
Okinawa Electric Power Co., Inc.	700	22,720
OKK Corp.*	4,000	5,419
OKUMA Corp.	8,000	54,161
Okumura Corp.	13,000	46,944
Okura Industrial Co., Ltd.	3,000	7,343
Okuwa Co., Ltd.	1,000	13,215
Olympic Corp.	800	8,628
Olympus Corp.*	12,700	205,978
Omron Corp.	11,900	251,262
Ono Pharmaceutical Co., Ltd.	5,500	345,945
ONO Sokki Co., Ltd.	1,000	4,064
Onoken Co., Ltd.	1,000	8,039
Onward Holdings Co., Ltd.	8,000	60,712
Optex Co., Ltd.	800	9,913
Oracle Corp. Japan	1,900	81,775
Organo Corp.	2,000	12,757
Oriental Land Co., Ltd.	3,000	$343,100
Origin Electric Co., Ltd.	1,000	3,893
ORIX Corp.	5,620	523,100
Osaka Gas Co., Ltd.	100,000	419,158
Osaka Securities Finance Co., Ltd.	1,400	2,892
Osaka Steel Co., Ltd.	800	14,425
OSAKA Titanium Technologies Co.	1,100	33,657
Osaki Electric Co., Ltd.	1,000	8,574
OSG Corp.	5,700	81,977
Otsuka Corp.	900	77,212
Otsuka Holdings Co., Ltd.	22,300	683,280
Oyo Corp.	1,200	13,417
P.S. Mitsubishi Construction Co., Ltd.	800	4,219
Pacific Industrial Co., Ltd.	2,000	12,235
Pacific Metals Co., Ltd.	9,000	36,997
Pack Corp.	900	15,302
Pal Co., Ltd.	350	16,761
Paltac Corp.	1,050	14,555
PanaHome Corp.	4,000	25,144
Panasonic Corp.	120,785	982,415
Panasonic Electric Works SUNX Co., Ltd.	1,000	4,615
Panasonic Information Systems	200	4,957
Paramount Bed Holdings Co., Ltd.	900	27,697
Parco Co., Ltd.	3,100	30,859
Paris Miki Holdings, Inc.	1,500	9,129
Park24 Co., Ltd.	5,700	84,243
Pasco Corp.	1,000	3,078
Pasona Group, Inc.	10	6,948
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	2,918
Penta-Ocean Construction Co., Ltd.	17,000	47,191
PGM Holdings KK	30	22,816
PIA Corp.	300	3,412
Pigeon Corp.	800	35,053
Pilot Corp.	10	18,530
Piolax, Inc.	500	11,461
Pioneer Corp.*	17,600	62,129
Pixela Corp.*	500	1,045
Plenus Co., Ltd.	1,500	28,738
Pocket Card Co., Ltd.	1,100	4,899
Point, Inc.	1,030	35,547
Pola Orbis Holdings, Inc.	1,100	34,035
Poplar Co., Ltd.	300	2,006
Press Kogyo Co., Ltd.	5,000	25,554
Prima Meat Packers Ltd.	7,000	12,601
Pronexus, Inc.	1,300	8,156
Raito Kogyo Co., Ltd.	2,900	13,338
Rasa Corp.	500	2,560
Rasa Industries Ltd.*	4,000	4,691
Renaissance, Inc.	500	2,955
Renesas Electronics Corp.*	3,200	12,463
Rengo Co., Ltd.	10,000	62,501
Renown, Inc.*	2,500	4,371
Resona Holdings, Inc.	70,100	289,330
Resort Solution Co., Ltd.	1,000	2,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Resorttrust, Inc.	1,900	$31,673
Rheon Automatic Machinery Co., Ltd.	1,000	2,426
Rhythm Watch Co., Ltd.	6,000	9,676
Ricoh Co., Ltd.	32,000	270,135
Ricoh Leasing Co., Ltd.	800	17,972
Right On Co., Ltd.	900	7,558
Riken Corp.	4,000	16,161
Riken Keiki Co., Ltd.	1,000	6,411
Riken Technos Corp.	2,000	5,858
Ringer Hut Co., Ltd.	900	11,970
Rinnai Corp.	1,700	117,126
Riso Kagaku Corp.	900	15,747
Riso Kyoiku Co., Ltd.	130	8,508
Rock Field Co., Ltd.	600	11,325
Rohm Co., Ltd.	4,900	188,478
Rohto Pharmaceutical Co., Ltd.	5,000	64,316
Roland Corp.	1,100	9,192
Roland DG Corp.	500	5,785
Round One Corp.	3,300	17,647
Royal Holdings Co., Ltd.	1,800	21,176
Ryobi Ltd.	7,000	22,425
Ryoden Trading Co., Ltd.	1,000	6,030
Ryohin Keikaku Co., Ltd.	1,000	54,449
Ryosan Co., Ltd.	1,900	37,221
Ryoyo Electro Corp.	1,600	16,334
S Foods, Inc.	500	4,440
S.T. Corp.	600	6,778
Sagami Chain Co., Ltd.*	1,000	8,457
Saibu Gas Co., Ltd.	13,000	34,090
Saizeriya Co., Ltd.	1,600	25,306
Sakai Chemical Industry Co., Ltd.	4,000	13,436
Sakai Heavy Industries Ltd.	2,000	7,151
Sakai Moving Service Co., Ltd.	200	4,044
Sakai Ovex Co., Ltd.	3,000	4,347
Sakata INX Corp.	2,000	9,661
Sakata Seed Corp.	2,000	27,052
Sakurada Co., Ltd.*	11,000	1,937
Sala Corp.	1,000	6,507
San Holdings, Inc.	200	3,483
San-A Co., Ltd.	400	15,227
San-Ai Oil Co., Ltd.	2,000	8,991
Sanden Corp.	7,000	24,748
Sangetsu Co., Ltd.	2,100	51,858
San-In Godo Bank Ltd.	7,000	49,401
Sanix, Inc.*	1,800	7,490
Sanken Electric Co., Ltd.	7,000	27,625
Sanki Engineering Co., Ltd.	3,000	16,388
Sanko Metal Industrial Co., Ltd.	1,000	3,170
Sankyo Co., Ltd.	2,800	136,613
Sankyo Seiko Co., Ltd.	2,000	6,621
Sankyo-Tateyama Holdings, Inc.	17,000	27,438
Sankyu, Inc.	15,000	53,823
Sanoh Industrial Co., Ltd.	1,400	11,543
Sanrio Co., Ltd.	2,800	102,054
Sanritsu Corp.	300	1,885
Sanshin Electronics Co., Ltd.	1,500	10,707
Sansui Electric Co., Ltd.*†(b)	68,000	851
Santen Pharmaceutical Co., Ltd.	3,500	143,543
Sanwa Holdings Corp.	12,000	52,062
Sanyo Chemical Industries Ltd.	3,000	$19,074
Sanyo Housing Nagoya Co., Ltd.	10	9,777
Sanyo Industries Ltd.	1,000	1,963
Sanyo Shokai Ltd.	6,000	19,293
Sanyo Special Steel Co., Ltd.	6,000	25,977
Sapporo Hokuyo Holdings, Inc.	18,400	56,987
Sapporo Holdings Ltd.	19,000	61,144
Sasebo Heavy Industries Co., Ltd.	8,000	9,183
Sata Construction Co., Ltd.*	4,000	3,530
Sato Holdings Corp.	1,200	17,806
Sato Shoji Corp.	1,000	6,959
Satori Electric Co., Ltd.	900	4,722
Sawai Pharmaceutical Co., Ltd.	900	96,953
SAXA Holdings, Inc.	3,000	6,475
SBI Holdings, Inc.	1,126	83,503
Scroll Corp.	1,700	6,414
SCSK Corp.	2,232	32,454
Secom Co., Ltd.	10,600	486,572
Sega Sammy Holdings, Inc.	11,300	229,828
Seibu Electric Industry Co., Ltd.	1,000	4,304
Seika Corp.	4,000	11,416
Seikagaku Corp.	2,400	23,527
Seikitokyu Kogyo Co., Ltd.*	3,000	2,282
Seiko Epson Corp.	6,800	68,928
Seiko Holdings Corp.*	6,000	18,898
Seino Holdings Co., Ltd.	9,000	60,318
Seiren Co., Ltd.	3,200	22,943
Sekisui Chemical Co., Ltd.	23,000	214,181
Sekisui House Ltd.	33,000	311,454
Sekisui Jushi Corp.	1,000	10,388
Sekisui Plastics Co., Ltd.	2,000	7,150
Senko Co., Ltd.	4,000	17,616
Senshu Ikeda Holdings, Inc.	34,400	46,333
Senshukai Co., Ltd.	2,200	14,206
Seven & I Holdings Co., Ltd.	43,800	1,319,751
Sharp Corp.	51,000	258,890
Shibaura Mechatronics Corp.*	2,000	4,532
Shibusawa Warehouse Co., Ltd.	3,000	8,797
Shibuya Kogyo Co., Ltd.	700	7,526
Shiga Bank Ltd.	11,000	60,142
Shikibo Ltd.	7,000	8,559
Shikoku Bank Ltd.	8,000	21,153
Shikoku Chemicals Corp.	1,000	5,721
Shikoku Electric Power Co., Inc.	9,600	203,847
Shima Seiki Manufacturing Ltd.	1,600	25,038
Shimachu Co., Ltd.	2,300	50,368
Shimadzu Corp.	13,000	112,176
Shimamura Co., Ltd.	1,200	138,807
Shimano, Inc.	4,100	268,180
Shimizu Bank Ltd.	400	11,428
Shimizu Corp.	33,000	114,540
Shimojima Co., Ltd.	800	9,418
Shin Nippon Air Technologies Co., Ltd.	900	5,263
Shin Nippon Biomedical Laboratories Ltd.*	700	1,979
Shinagawa Refractories Co., Ltd.	3,000	7,044
Shindengen Electric Manufacturing Co., Ltd.	4,000	13,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Shin-Etsu Chemical Co., Ltd.	20,200	$1,111,335
Shin-Etsu Polymer Co., Ltd.	2,500	11,556
Shingakukai Co., Ltd.	600	2,149
Shinkawa Ltd.	900	4,474
Shin-Keisei Electric Railway Co., Ltd.	1,000	4,378
Shinko Electric Industries Co., Ltd.	3,100	24,675
Shinko Plantech Co., Ltd.	2,600	22,573
Shinko Shoji Co., Ltd.	1,100	8,900
Shinmaywa Industries Ltd.	5,000	24,792
Shinnihon Corp.	1,600	3,946
Shinsei Bank Ltd.	79,000	95,852
Shinsho Corp.	3,000	6,912
Shinwa Co., Ltd.	600	7,031
Shinyei Kaisha	1,000	1,580
Shionogi & Co., Ltd.	16,900	229,816
Ship Healthcare Holdings, Inc.	1,500	36,110
Shiroki Corp.	2,000	5,398
Shiseido Co., Ltd.	18,000	283,779
Shizuoka Bank Ltd.	32,000	329,048
Shizuoka Gas Co., Ltd.	3,000	19,982
Sho-Bond Holdings Co., Ltd.	1,200	34,801
Shobunsha Publications, Inc.	700	4,926
Shochiku Co., Ltd.	7,000	68,682
Shoei Co., Ltd.	12,400	68,197
Shoko Co., Ltd.	4,000	6,042
Showa Corp.	2,600	22,347
Showa Denko KK	73,000	141,870
Showa Sangyo Co., Ltd.	5,000	16,234
Showa Shell Sekiyu KK	9,300	56,955
Shuei Yobiko Co., Ltd.	200	779
Siix Corp.	700	8,516
Simplex Holdings, Inc.	20	6,904
Sinanen Co., Ltd.	2,000	8,429
Sinfonia Technology Co., Ltd.	7,000	14,320
Sintokogio Ltd.	2,600	26,091
SK Japan Co., Ltd.	200	640
SKY Perfect JSAT Holdings, Inc.	90	40,584
SMC Corp.	35,500	6,144,161
SMK Corp.	3,000	9,914
SNT Corp.	1,200	5,860
Soda Nikka Co., Ltd.	1,000	4,246
Softbank Corp.	48,000	1,784,598
Softbank Technology Corp.	200	2,249
Softbrain Co., Ltd.*	20	1,816
Sogo Medical Co., Ltd.	200	7,233
Sohgo Security Services Co., Ltd.	4,700	63,657
Sojitz Corp.	68,700	113,672
So-net Entertainment Corp.	10	39,787
Sony Corp.	66,000	939,220
Sony Financial Holdings, Inc.	10,000	163,576
Soshin Electric Co., Ltd.	600	2,459
Sotetsu Holdings, Inc.	19,000	63,204
SPK Corp.	200	3,468
Square Enix Holdings Co., Ltd.	4,000	63,073
SRA Holdings, Inc.	600	6,775
St. Marc Holdings Co., Ltd.	400	14,964
Stanley Electric Co., Ltd.	6,700	103,422
Star Micronics Co., Ltd.	2,300	$22,308
Starzen Co., Ltd.	4,000	11,526
Stella Chemifa Corp.	500	8,812
Studio Alice Co., Ltd.	500	8,754
Sugi Holdings Co., Ltd.	1,900	62,404
Sugimoto & Co., Ltd.	600	5,591
Sumco Corp.*	8,000	72,602
Sumida Corp.	700	3,595
Sumikin Bussan Corp.	5,000	12,614
Suminoe Textile Co., Ltd.	3,000	5,471
Sumiseki Holdings, Inc.*	3,800	3,884
Sumitomo Bakelite Co., Ltd.	12,000	56,070
Sumitomo Chemical Co., Ltd.	78,000	239,876
Sumitomo Corp.	61,480	860,136
Sumitomo Densetsu Co., Ltd.	900	6,338
Sumitomo Electric Industries Ltd.	39,900	496,073
Sumitomo Forestry Co., Ltd.	9,500	84,912
Sumitomo Heavy Industries Ltd.	29,000	130,211
Sumitomo Light Metal Industries Ltd.	21,000	21,957
Sumitomo Metal Industries Ltd.	208,000	342,397
Sumitomo Metal Mining Co., Ltd.	28,000	315,152
Sumitomo Mitsui Construction Co., Ltd.*	7,600	5,875
Sumitomo Mitsui Financial Group, Inc.	79,850	2,634,161
Sumitomo Mitsui Trust Holdings, Inc.	199,410	595,735
Sumitomo Osaka Cement Co., Ltd.	24,000	79,769
Sumitomo Pipe & Tube Co., Ltd.	800	7,237
Sumitomo Precision Products Co., Ltd.	2,000	10,955
Sumitomo Real Estate Sales Co., Ltd.	440	21,446
Sumitomo Realty & Development Co., Ltd.	26,000	639,725
Sumitomo Rubber Industries Ltd.	9,100	118,559
Sumitomo Seika Chemicals Co., Ltd.	2,000	7,974
Sumitomo Warehouse Co., Ltd.	9,000	42,995
Sun Frontier Fudousan Co., Ltd.	10	2,159
Sundrug Co., Ltd.	1,600	52,068
Sun-Wa Technos Corp.	600	5,608
Suruga Bank Ltd.	10,000	102,421
Suzuden Corp.	300	1,710
Suzuken Co., Ltd.	4,100	138,284
Suzuki Motor Corp.	22,100	453,002
SWCC Showa Holdings Co., Ltd.	15,000	13,608
SxL Corp.*	6,000	12,316
Sysmex Corp.	3,900	154,130
Systena Corp.	10	7,945
T Hasegawa Co., Ltd.	1,600	20,243
T&D Holdings, Inc.	38,900	414,884
T.RAD Co., Ltd.	4,000	13,959
Tac Co., Ltd.*	700	1,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Tachibana Eletech Co., Ltd.	700	$6,317
Tachi-S Co., Ltd.	1,600	29,816
Tact Home Co., Ltd.	10	8,723
Tadano Ltd.	5,000	37,066
Taihei Dengyo Kaisha Ltd.	1,000	6,827
Taihei Kogyo Co., Ltd.	2,000	9,611
Taiheiyo Cement Corp.	59,000	135,379
Taiheiyo Kouhatsu, Inc.	4,000	4,024
Taiho Kogyo Co., Ltd.	800	10,126
Taikisha Ltd.	2,100	43,804
Taiko Pharmaceutical Co., Ltd.	400	3,520
Taisei Corp.	58,000	155,377
Taisei Lamick Co., Ltd.	300	8,971
Taisho Pharmaceutical Holdings Co., Ltd.	2,700	228,254
Taiyo Holdings Co., Ltd.	900	22,629
Taiyo Nippon Sanso Corp.	13,000	75,950
Taiyo Yuden Co., Ltd.	4,700	46,090
Takachiho Koheki Co., Ltd.	500	5,530
Takada Kiko Co., Ltd.	1,000	2,317
Takamatsu Construction Group Co., Ltd.	1,000	17,228
Takano Co., Ltd.	400	2,127
Takaoka Electric Manufacturing Co., Ltd.	4,000	8,873
Taka-Q Co., Ltd.	500	1,338
Takara Holdings, Inc.	11,000	70,903
Takara Leben Co., Ltd.	1,100	9,465
Takara Printing Co., Ltd.	700	5,221
Takara Standard Co., Ltd.	5,000	38,603
Takasago International Corp.	4,000	19,961
Takasago Thermal Engineering Co., Ltd.	3,900	30,336
Takashima & Co., Ltd.	2,000	9,679
Takashimaya Co., Ltd.	13,000	99,815
Takata Corp.	1,900	41,352
Take And Give Needs Co., Ltd.	60	5,433
Takeda Pharmaceutical Co., Ltd.	41,400	1,878,706
Takihyo Co., Ltd.	1,000	5,243
Takiron Co., Ltd.	3,000	10,079
Takuma Co., Ltd.	4,000	19,110
Tamron Co., Ltd.	1,200	39,821
Tamura Corp.	3,000	7,735
Tanaka Co., Ltd.	300	1,824
Tanseisha Co., Ltd.	1,000	2,983
TASAKI & Co., Ltd.*	200	856
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	12,777
Taya Co., Ltd.	200	1,726
Tayca Corp.	2,000	6,587
TBK Co., Ltd.	1,000	5,814
TDC Software Engineering, Inc.	200	1,920
TDK Corp.	5,700	231,357
Teac Corp.*	6,000	2,336
Tecmo Koei Holdings Co., Ltd.	2,400	20,141
Teijin Ltd.	44,000	133,874
Teikoku Electric Manufacturing Co., Ltd.	400	7,908
Teikoku Sen-I Co., Ltd.	1,000	7,777
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,544
Tekken Corp.	8,000	$11,558
Temp Holdings Co., Ltd.	1,700	20,675
Ten Allied Co., Ltd.*	800	2,729
Tenma Corp.	1,100	11,716
Terumo Corp.	7,500	308,125
T-Gaia Corp.	10	19,133
THK Co., Ltd.	7,400	140,173
Tigers Polymer Corp.	600	2,574
Titan Kogyo KK	1,000	3,590
TKC Corp.	900	18,588
Toa Corp.	1,000	7,992
Toa Corp. (Tokyo Stock Exchange)	11,000	20,432
Toa Road Corp.	2,000	5,769
Toabo Corp.	4,000	2,824
Toagosei Co., Ltd.	13,000	50,821
Tobishima Corp.*	8,000	9,887
Tobu Railway Co., Ltd.	60,000	316,054
Tobu Store Co., Ltd.	1,000	3,353
TOC Co., Ltd.	4,700	27,054
Tocalo Co., Ltd.	600	9,395
Tochigi Bank Ltd.	6,000	18,964
Toda Corp.	14,000	43,683
Toda Kogyo Corp.	1,000	5,352
Toei Co., Ltd.	5,000	23,757
Toenec Corp.	1,000	5,275
Toho Bank Ltd.	10,000	28,311
Toho Co., Ltd.	2,000	7,869
Toho Co., Ltd. (Tokyo Stock Exchange)	8,200	141,640
Toho Gas Co., Ltd.	26,000	161,479
Toho Holdings Co., Ltd.	3,700	75,072
Toho Real Estate Co., Ltd.	1,200	6,786
Toho Titanium Co., Ltd.	2,100	22,636
Toho Zinc Co., Ltd.	7,000	27,648
Tohoku Bank Ltd.	6,000	9,909
Tohoku Electric Power Co., Inc.*	26,300	264,233
Tohpe Corp.*	1,000	1,070
Tohto Suisan Co., Ltd.	2,000	3,314
Tokai Carbon Co., Ltd.	12,000	52,764
TOKAI Holdings Corp.	2,000	9,729
Tokai Rika Co., Ltd.	2,900	47,929
Tokai Rubber Industries Ltd.	2,000	21,909
Tokai Senko KK	1,000	1,108
Tokai Tokyo Financial Holdings, Inc.	14,000	50,544
Token Corp.	520	20,937
Tokio Marine Holdings, Inc.	39,900	1,003,241
Toko, Inc.*	5,000	15,653
Tokushu Tokai Paper Co., Ltd.	8,000	20,815
Tokuyama Corp.	11,000	27,102
Tokyo Broadcasting System Holdings, Inc.	6,600	81,194
Tokyo Denpa Co., Ltd.*	300	1,241
Tokyo Dome Corp.*	9,000	26,763
Tokyo Electric Power Co., Inc.*	80,100	154,819
Tokyo Electron Ltd.	8,900	416,221
Tokyo Energy & Systems, Inc.	1,000	4,720
Tokyo Gas Co., Ltd.	127,000	648,597
Tokyo Individualized Educational Institute, Inc.	900	1,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Keiki, Inc.	4,000	$6,891
Tokyo Kikai Seisakusho Ltd.*	3,000	1,885
Tokyo Ohka Kogyo Co., Ltd.	2,300	51,139
Tokyo Rakutenchi Co., Ltd.	2,000	7,734
Tokyo Rope Manufacturing Co., Ltd.	8,000	15,098
Tokyo Sangyo Co., Ltd.	1,000	3,287
Tokyo Seimitsu Co., Ltd.	2,300	40,933
Tokyo Steel Manufacturing Co., Ltd.	7,100	41,886
Tokyo Tatemono Co., Ltd.*	25,000	94,118
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	995
Tokyo Tekko Co., Ltd.	2,000	6,023
Tokyo Theatres Co., Inc.	4,000	5,682
Tokyo Tomin Bank Ltd.	2,300	23,111
Tokyotokeiba Co., Ltd.	8,000	11,076
Tokyu Community Corp.	300	9,989
Tokyu Construction Co., Ltd.	4,940	10,492
Tokyu Corp.	62,000	291,832
Tokyu Land Corp.	21,000	104,245
Tokyu Livable, Inc.	1,300	14,091
Toli Corp.	3,000	5,683
Tomato Bank Ltd.	4,000	6,984
Tomen Devices Corp.	100	2,535
Tomen Electronics Corp.	500	7,339
Tomoe Corp.	1,800	6,450
Tomoe Engineering Co., Ltd.	400	8,198
Tomoegawa Co., Ltd.	2,000	4,064
Tomoku Co., Ltd.	4,000	11,337
TOMONY Holdings, Inc.	9,400	37,535
Tomy Co., Ltd.	3,700	24,186
Tonami Holdings Co., Ltd.	2,000	4,132
TonenGeneral Sekiyu KK	14,000	124,265
Top Culture Co., Ltd.	400	1,851
Topcon Corp.	2,800	20,456
Toppan Forms Co., Ltd.	2,600	22,197
Toppan Printing Co., Ltd.	32,000	213,924
Topre Corp.	2,500	24,114
Topy Industries Ltd.	10,000	28,585
Toray Industries, Inc.	82,000	559,261
Torigoe Co., Ltd.	1,200	9,327
Torii Pharmaceutical Co., Ltd.	800	17,507
Torishima Pump Manufacturing Co., Ltd.	1,500	15,036
Tose Co., Ltd.	300	2,070
Toshiba Corp.	224,000	850,152
Toshiba Machine Co., Ltd.	7,000	36,361
Toshiba Plant Systems & Services Corp.	2,000	23,824
Toshiba TEC Corp.	7,000	26,341
Tosho Printing Co., Ltd.	1,000	1,795
Tosoh Corp.	34,000	92,327
Totetsu Kogyo Co., Ltd.	1,000	11,489
TOTO Ltd.	18,000	134,422
Totoku Electric Co., Ltd.*	1,000	1,040
Tottori Bank Ltd.	3,000	5,537
Touei Housing Corp.	900	9,324
Toukei Computer Co., Ltd.	200	2,599
Tow Co., Ltd.	300	1,967
Towa Bank Ltd.	13,000	12,955
Towa Corp.	1,200	$8,654
Towa Pharmaceutical Co., Ltd.	600	33,629
Toyo Construction Co., Ltd.	18,000	17,064
Toyo Corp.	1,600	17,169
Toyo Electric Manufacturing Co., Ltd.	2,000	7,036
Toyo Engineering Corp.	8,000	34,753
Toyo Ink SC Holdings Co., Ltd.	11,000	40,382
Toyo Kanetsu KK	6,000	12,510
Toyo Kohan Co., Ltd.	3,000	10,734
Toyo Logistics Co., Ltd.	1,000	2,255
Toyo Machinery & Metal Co., Ltd.	1,000	2,618
Toyo Securities Co., Ltd.	4,000	8,250
Toyo Seikan Kaisha Ltd.	7,600	92,082
Toyo Shutter Co., Ltd.	200	1,051
Toyo Sugar Refining Co., Ltd.	2,000	2,263
Toyo Suisan Kaisha Ltd.	5,000	133,473
Toyo Tanso Co., Ltd.	700	21,995
Toyo Tire & Rubber Co., Ltd.	10,000	33,880
Toyo Wharf & Warehouse Co., Ltd.	3,000	5,057
Toyobo Co., Ltd.	40,000	55,235
Toyoda Gosei Co., Ltd.	2,400	55,178
Toyota Boshoku Corp.	4,300	52,184
Toyota Industries Corp.	8,900	254,278
Toyota Motor Corp.	332,940	13,419,340
Toyota Tsusho Corp.	12,100	230,794
TPR Co., Ltd.	1,500	24,981
Transcosmos, Inc.	1,600	21,729
Trend Micro, Inc.	4,800	141,715
Trusco Nakayama Corp.	1,500	30,521
TS Tech Co., Ltd.	2,300	42,041
TSI Holdings Co., Ltd.	4,825	23,882
Tsubakimoto Chain Co.	6,000	34,802
Tsubakimoto Kogyo Co., Ltd.	1,000	3,101
Tsudakoma Corp.*	3,000	5,807
Tsugami Corp.	3,000	21,114
Tsukamoto Corp. Co., Ltd.*	2,000	3,581
Tsukishima Kikai Co., Ltd.	2,000	17,435
Tsukuba Bank Ltd.	5,400	19,373
Tsumura & Co.	2,700	71,446
Tsuruha Holdings, Inc.	1,100	68,401
Tsutsumi Jewelry Co., Ltd.	500	12,161
TV Asahi Corp.	30	45,006
Tv Tokyo Holdings Corp.	500	5,807
TYK Corp.	1,000	2,316
Ube Industries Ltd.	45,000	104,443
Uchida Yoko Co., Ltd.	2,000	6,667
Ueki Corp.	1,000	2,193
UKC Holdings Corp.	700	9,234
Ulvac, Inc.*	2,200	20,265
Unicafe, Inc.	300	1,424
Unicharm Corp.	6,200	353,195
Uniden Corp.	3,000	7,993
Union Tool Co.	800	12,083
Unipres Corp.	1,600	41,668
United Arrows Ltd.	1,100	27,431
Unitika Ltd.*	29,000	15,728
UNY Co., Ltd.	7,900	86,355
U-Shin Ltd.	1,400	9,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Ushio, Inc.	6,300	$77,893
USS Co., Ltd.	1,500	162,026
Utoc Corp.	900	2,866
Valor Co., Ltd.	2,400	39,633
Vital KSK Holdings, Inc.	2,300	21,625
Wacoal Holdings Corp.	6,000	71,284
Wacom Co., Ltd.	20	44,992
Wakachiku Construction Co., Ltd.*	7,000	8,307
Wakamoto Pharmaceutical Co., Ltd.*	1,000	2,580
Warabeya Nichiyo Co., Ltd.	700	11,175
Warehouse Co., Ltd.*	200	576
Watabe Wedding Corp.	300	2,731
WATAMI Co., Ltd.	1,400	29,750
Weathernews, Inc.	300	9,645
West Japan Railway Co.	9,200	378,934
Wood One Co., Ltd.	2,000	6,757
Xebio Co., Ltd.	1,400	32,014
Y.A.C. Co., Ltd.	500	4,174
Yachiyo Bank Ltd.	600	11,713
Yahagi Construction Co., Ltd.	1,700	7,324
Yahoo! Japan Corp.	775	250,811
Yaizu Suisankagaku Industry Co., Ltd.	600	5,761
Yakult Honsha Co., Ltd.	6,700	262,300
YAMABIKO Corp.	500	6,546
Yamada Denki Co., Ltd.	4,940	252,139
Yamagata Bank Ltd.	7,000	29,819
Yamaguchi Financial Group, Inc.	11,000	96,958
Yamaha Corp.	7,600	78,206
Yamaha Motor Co., Ltd.	17,100	163,140
Yamaichi Electronics Co., Ltd.*	1,200	2,448
Yamanashi Chuo Bank Ltd.	7,000	27,478
Yamashita Medical Instruments Co., Ltd.	100	1,252
Yamatane Corp.	6,000	8,529
Yamato Corp.	1,000	3,889
Yamato Holdings Co., Ltd.	21,600	347,773
Yamato International, Inc.	700	3,336
Yamato Kogyo Co., Ltd.	3,000	83,594
Yamaura Corp.	500	1,440
Yamaya Corp.	110	1,773
Yamazaki Baking Co., Ltd.	9,000	117,848
Yamazawa Co., Ltd.	300	5,274
Yamazen Corp.	4,700	36,623
Yaoko Co., Ltd.	500	17,457
Yaskawa Electric Corp.	13,000	98,657
Yasuda Warehouse Co., Ltd.	1,000	6,510
Yellow Hat Ltd.	1,100	18,719
Yodogawa Steel Works Ltd.	9,000	34,713
Yokogawa Bridge Holdings Corp.	2,000	13,585
Yokogawa Electric Corp.	12,400	127,989
Yokohama Reito Co., Ltd.	2,600	20,244
Yokohama Rubber Co., Ltd.	14,000	105,652
Yokowo Co., Ltd.	1,000	5,511
Yomeishu Seizo Co., Ltd.	1,000	8,807
Yomiuri Land Co., Ltd.	2,000	6,201
Yondenko Corp.	1,000	4,116
Yonekyu Corp.	1,000	9,844
Yorozu Corp.	700	$11,496
Yoshinoya Holdings Co., Ltd.	30	39,497
Yuasa Trading Co., Ltd.	12,000	21,655
Yuken Kogyo Co., Ltd.	2,000	4,095
Yurtec Corp.	2,000	7,696
Yusen Logistics Co., Ltd.	900	12,207
Yushin Precision Equipment Co., Ltd.	600	11,364
Yushiro Chemical Industry Co., Ltd.	600	6,372
Zappallas, Inc.	10	9,334
Zenrin Co., Ltd.	1,700	16,768
Zensho Holdings Co. Ltd.	4,600	57,527
Zeon Corp.	12,000	91,351
ZERIA Pharmaceutical Co., Ltd.	1,000	16,764
Zuken, Inc.	800	5,842

		182,636,674

Luxembourg (0.2%)
ArcelorMittal S.A.	126,560	1,955,109

Malaysia (0.9%)
Genting Bhd	1,693,700	5,110,175
Sime Darby Bhd	1,569,900	4,899,894

		10,010,069

Mexico (0.0%)
Fresnillo plc	16,440	377,299

Netherlands (3.1%)
ASML Holding N.V.	56,377	2,872,822
ING Groep N.V. (CVA)*	524,693	3,540,015
Koninklijke Philips Electronics N.V.	124,956	2,470,831
Royal Dutch Shell plc (BATS Europe Exchange), Class A	199,308	6,735,027
Royal Dutch Shell plc (Euro Comp Exchange), Class A	220,072	7,413,399
Royal Dutch Shell plc, Class B	167,349	5,840,512
Unilever N.V. (CVA)	210,608	7,049,138

		35,921,744

New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	36,113	69,751

Singapore (0.8%)
DBS Group Holdings Ltd.	386,703	4,268,428
Singapore Telecommunications Ltd. (CDI)	16,408	42,743
United Overseas Bank Ltd.	325,049	4,830,411

		9,141,582

Spain (2.4%)
Banco Bilbao Vizcaya Argentaria S.A.	665,619	4,797,354
Banco Santander S.A.	1,231,222	8,223,074
Iberdrola S.A.	500,115	2,367,992
Inditex S.A.	28,907	2,989,843
Repsol YPF S.A.	103,204	1,659,335
Telefonica S.A.	540,349	7,128,844

		27,166,442

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sweden (2.1%)
Atlas Copco AB, Class A	442,658	$9,557,581
Investor AB, Class B	256,703	4,911,208
Sandvik AB	415,295	5,346,611
Volvo AB, Class B	343,685	3,937,141

		23,752,541

Switzerland (5.1%)
ABB Ltd. (Registered)*	309,783	5,055,728
Cie Financiere Richemont S.A., Class A	114,995	6,310,987
Glencore International plc	86,800	403,251
Holcim Ltd. (Registered)*	87,422	4,843,342
Nestle S.A. (Registered)	134,083	7,998,241
Novartis AG (Registered)	89,459	4,990,018
Roche Holding AG	47,190	8,146,289
Syngenta AG (Registered)	20,785	7,095,650
UBS AG (Registered)*	396,594	4,637,927
Wolseley plc	18,285	683,170
Xstrata plc	598,973	7,560,246

		57,724,849

Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	435,593	6,080,878

United Kingdom (15.8%)
Admiral Group plc	12,840	240,158
Aggreko plc	17,304	562,885
AMEC plc	21,699	342,478
Anglo American plc	241,462	7,922,364
Antofagasta plc	26,055	447,169
ARM Holdings plc	84,395	672,071
Associated British Foods plc	25,706	517,220
AstraZeneca plc	78,265	3,498,361
Aviva plc	180,407	772,229
BAE Systems plc	203,047	918,864
Barclays plc	751,611	1,923,968
BG Group plc	505,954	10,355,774
BHP Billiton plc	368,753	10,530,268
BP plc	1,153,643	7,729,593
British American Tobacco plc	353,360	17,985,419
British Land Co. plc (REIT)	57,094	457,363
British Sky Broadcasting Group plc	80,803	881,889
BT Group plc	484,564	1,606,292
Burberry Group plc	28,016	584,391
Capita plc	38,733	398,280
Capital Shopping Centres Group plc (REIT)	42,237	213,611
Carnival plc	13,309	455,437
Centrica plc	318,450	1,587,530
Compass Group plc	118,072	1,238,484
Diageo plc	497,628	12,801,610
Eurasian Natural Resources Corp.	24,422	159,378
G4S plc	89,649	392,057
GKN plc	102,196	290,991
GlaxoSmithKline plc	311,859	7,071,662
Hammerson plc (REIT)	47,541	331,399
Henderson Group plc (CDI)	39,640	64,307
HSBC Holdings plc	1,110,904	$9,795,329
ICAP plc	43,081	228,082
IMI plc	21,805	284,590
Imperial Tobacco Group plc	277,163	10,664,414
InterContinental Hotels Group plc	19,148	462,760
International Consolidated Airlines Group S.A.*	118,381	296,295
International Power plc†	98,569	644,686
Intertek Group plc	10,648	447,509
J Sainsbury plc	116,583	552,204
Johnson Matthey plc	14,574	505,335
Kazakhmys plc	14,273	162,484
Kingfisher plc	149,209	674,651
Land Securities Group plc (REIT)	50,301	583,356
Legal & General Group plc	378,033	757,990
Lloyds Banking Group plc*	2,473,868	1,216,823
Marks & Spencer Group plc	99,681	509,598
National Grid plc	219,265	2,320,837
Next plc	10,716	537,339
Old Mutual plc	311,177	740,584
Pearson plc	149,459	2,968,421
Petrofac Ltd.	16,923	369,964
Prudential plc	158,062	1,831,366
Randgold Resources Ltd.	6,604	594,272
Reckitt Benckiser Group plc	44,584	2,351,435
Reed Elsevier plc	78,413	629,066
Resolution Ltd.	86,348	265,286
Rexam plc	59,110	391,041
Rio Tinto plc	152,317	7,274,551
Rolls-Royce Holdings plc*	550,624	7,428,414
Rolls-Royce Holdings plc (Preference)*†(b)	59,724,428	93,537
Royal Bank of Scotland Group plc*	110,397	374,250
RSA Insurance Group plc	221,873	376,121
SABMiller plc	57,681	2,316,891
Sage Group plc	87,464	380,041
Schroders plc	11,368	239,303
Serco Group plc	32,308	271,653
Severn Trent plc	15,348	397,516
Smith & Nephew plc	56,050	561,078
Smiths Group plc	25,382	404,004
SSE plc	58,137	1,267,487
Standard Chartered plc	364,711	7,951,001
Standard Life plc	152,391	558,870
Tesco plc	485,255	2,358,754
Tullow Oil plc	55,754	1,287,039
Unilever plc	79,246	2,663,390
United Utilities Group plc	43,699	462,360
Vedanta Resources plc	8,753	126,092
Vodafone Group plc	3,059,200	8,595,233
Weir Group plc	13,704	330,524
Whitbread plc	11,639	371,412
WM Morrison Supermarkets plc	155,655	649,627

		180,478,367

United States (0.4%)
Alacer Gold Corp. (CDI)*	6,830	35,309
Boart Longyear Ltd.	30,700	91,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Freeport-McMoRan Copper & Gold, Inc.	101,564	$3,460,286
News Corp. (CDI), Class B	16,374	371,204
ResMed, Inc. (CDI)*	44,697	141,739
Sims Metal Management Ltd.	10,750	106,480

		4,206,589

Total Common Stocks (80.5%) (Cost $1,092,604,121)		919,017,967

Total Investments (80.5%) (Cost $1,092,604,121)		919,017,967
Other Assets Less Liabilities (19.5%)		222,791,888

Net Assets (100%)		$1,141,809,855

*	Non-income producing.
†	Securities (totaling $739,566 or 0.1% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $123,195 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$3,495,964	$—	$163,634	$3,427,095	$206,430	$(19,289)

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	3,150	September-12	$85,229,536	$89,891,627	$4,662,091
FTSE 100 Index	621	September-12	52,596,308	53,715,545	1,119,237
SPI 200 Index	207	September-12	21,630,041	21,488,356	(141,685)
TOPIX Index	573	September-12	50,135,866	55,124,414	4,988,548

					$10,628,191

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/14/12	Midland Bank PLC	15,850	$20,072,572	$19,875,583	$196,989

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$91,440,152	$851	$91,441,003
Consumer Staples	—	140,163,486	—	140,163,486
Energy	3,318,275	74,481,206	—	77,799,481
Financials	10,601,886	168,247,835	—	178,849,721
Health Care	—	77,490,575	—	77,490,575
Industrials	—	124,562,996	94,029	124,657,025
Information Technology	6,080,878	41,552,254	—	47,633,132
Materials	3,688,188	102,476,628	—	106,164,816
Telecommunication Services	—	45,024,314	—	45,024,314
Utilities	—	29,149,728	644,686	29,794,414
Forward Currency Contracts	—	196,989	—	196,989
Futures	10,769,876	—	—	10,769,876

Total Assets	$34,459,103	$894,786,163	$739,566	$929,984,832

Liabilities:
Futures	$(141,685)	$—	$—	$(141,685)

Total Liabilities	$(141,685)	$—	$—	$(141,685)

Total	$34,317,418	$894,786,163	$739,566	$929,843,147

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Financials††	Investments in Securities-Industrials	Investments in Securities-Utilities

Balance as of 12/31/11	$—	$—	$63,376	$—
Total gains or losses (realized/unrealized) included in earnings	(1,055)	—	45,947	148,514
Purchases	—	—	—	—
Sales	(121)	—	(15,294)	(111,392)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	2,027	—	—	607,564
Transfers out of Level 3	—	—	—	—

Balance as of 6/30/12	$851	$—	$94,029	$644,686

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$(916)	$—	$94,029	$128,508

††	Security held with $0 market value.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	196,989
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	10,769,876	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$10,966,865

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(141,685	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(141,685)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	1,230,009	—	1,230,009
Credit contracts	—	—	—	—	—
Equity contracts	—	(858,337)	—	—	(858,337)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(858,337)	$1,230,009	$—	$371,672

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(988,575)	—	(988,575)
Credit contracts	—	—	—	—	—
Equity contracts	—	9,110,463	—	—	9,110,463
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$9,110,463	$(988,575)	$—	$8,121,888

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $21,875,000 and futures contracts with an average notional value of approximately $170,155,000 during the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$34,348,941
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$118,600,914

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,855,908
Aggregate gross unrealized depreciation	(226,817,920)

Net unrealized depreciation	$(174,962,012)

Federal income tax cost of investments	$1,093,979,979

For the six months ended June 30, 2012, the Portfolio incurred approximately $5,847 as brokerage commissions with Sanford C. Berstein & Co., LLC, affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $737,060,573 of which $286,138,971 expires in the year 2016, $344,845,998 expires in the year 2017 and $106,075,604 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,581,571)	$3,427,095
Unaffiliated Issuers (Cost $1,087,022,550)	915,590,872
Cash	6,516,635
Cash held as collateral at broker	13,261,000
Foreign cash (Cost $196,378,423)	193,199,839
Due from broker for futures variation margin	6,754,770
Dividends, interest and other receivables	4,453,976
Receivable from Separate Accounts for Trust shares sold	300,746
Unrealized appreciation on forward foreign currency contracts	196,989
Other assets	16,153

Total assets	1,143,718,075

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	621,092
Investment management fees payable	538,313
Payable for securities purchased	346,600
Distribution fees payable - Class IB	168,285
Administrative fees payable	142,572
Distribution fees payable - Class IA	4,417
Trustees’ fees payable	1,505
Accrued expenses	85,436

Total liabilities	1,908,220

NET ASSETS	$1,141,809,855

Net assets were comprised of:
Paid in capital	$2,074,350,336
Accumulated undistributed net investment income (loss)	15,873,678
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(782,551,028)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(165,863,131)

Net assets	$1,141,809,855

Class IA
Net asset value, offering and redemption price per share, $22,598,654 / 2,293,986 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class IB
Net asset value, offering and redemption price per share, $858,075,441 / 87,089,184 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class K
Net asset value, offering and redemption price per share, $261,135,760 / 26,474,753 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends ($206,430 of dividend income received from affiliates) (net of $2,133,050 foreign withholding tax)	$22,168,686
Interest	5,501

Total income	22,174,187

EXPENSES
Investment management fees	3,552,741
Distribution fees - Class IB	1,116,399
Administrative fees	937,037
Custodian fees	88,017
Printing and mailing expenses	63,062
Professional fees	39,000
Distribution fees - Class IA	29,661
Trustees’ fees	16,995
Miscellaneous	24,405

Total expenses	5,867,317

NET INVESTMENT INCOME (LOSS)	16,306,870

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities (($19,289) of realized gain (loss) from affiliates)	(19,619,798)
Futures	(858,337)
Foreign currency transactions	373,632

Net realized gain (loss)	(20,104,503)

Change in unrealized appreciation (depreciation) on:
Securities ($94,765 of change in unrealized appreciation (depreciation) from affiliates)	32,245,046
Futures	9,110,463
Foreign currency translations	(2,333,160)

Net change in unrealized appreciation (depreciation)	39,022,349

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,917,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,224,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,306,870	$24,702,142
Net realized gain (loss) on investments, futures and foreign currency transactions	(20,104,503)	110,368,800
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	39,022,349	(361,053,071)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,224,716	(225,982,129)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(618,438)
Class IB	—	(20,376,901)
Class K†	—	(6,587,937)

TOTAL DIVIDENDS	—	(27,583,276)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 224,175 and 814,889 shares, respectively ]	2,221,169	9,510,806
Capital shares issued in reinvestment of dividends [ 0 and 66,092 shares, respectively ]	—	618,438
Capital shares repurchased [ (358,131) and (29,960,954) shares, respectively ]	(3,705,255)	(316,476,444	)(z)

Total Class IA transactions	(1,484,086)	(306,347,200)

Class IB
Capital shares sold [ 2,041,215 and 6,588,541 shares, respectively ]	20,439,755	73,215,397
Capital shares issued in reinvestment of dividends [ 0 and 2,187,221 shares, respectively ]	—	20,376,901
Capital shares repurchased [ (6,302,061) and (17,644,918) shares, respectively ]	(63,988,539)	(199,440,358)

Total Class IB transactions	(43,548,784)	(105,848,060)

Class K†
Capital shares sold [ 780,606 and 27,042,356 shares, respectively ]	7,740,884	281,811,639	(z)
Capital shares issued in reinvestment of dividends [ 0 and 707,662 shares, respectively ]	—	6,587,937
Capital shares repurchased [ (1,190,502) and (865,369) shares, respectively ]	(11,867,144)	(8,569,760)

Total Class K transactions	(4,126,260)	279,829,816

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,159,130)	(132,365,444)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,934,414)	(385,930,849)
NET ASSETS:
Beginning of period	1,155,744,269	1,541,675,118

End of period (a)	$1,141,809,855	$1,155,744,269

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,873,678	$(433,192)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/International Value PLUS Portfolio exchanged approximately 26,930,597 Class IA shares for approximately 26,930,597 Class K shares. This exchange amounted to approximately $280,682,961.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.58	$11.70	$11.11	$8.67	$16.12	$16.67

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.29 (e)	0.17 (e)	0.16 (e)	0.37 (e)	0.32	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.14	(2.16)	0.53	2.51	(7.19)	1.34	(y)

Total from investment operations	0.27	(1.87)	0.70	2.67	(6.82)	1.66

Less distributions:
Dividends from net investment income	—	(0.25)	(0.11)	(0.23)	(0.31)	(0.39)
Distributions from net realized gains	—	—	—	—	(0.32)	(1.82)

Total dividends and distributions	—	(0.25)	(0.11)	(0.23)	(0.63)	(2.21)

Net asset value, end of period	$9.85	$9.58	$11.70	$11.11	$8.67	$16.12

Total return (b)	2.71%	(15.82)%	6.36%	30.86%	(42.97)%	10.45	%(y)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,599	$23,253	$368,614	$382,929	$715,592	$1,203,247
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	0.76%	1.00%	1.00%	1.01%	1.00%
After waivers, reimbursements and fees paid indirectly (a)	1.05%	0.76%	1.00%	1.00%	1.01%	1.00%
Before waivers, reimbursements and fees paid indirectly (a)	1.05%	0.80%	1.00%	1.02%	1.03%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.66%	2.44%	1.53%	1.76%	2.90%	1.83%
After waivers, reimbursements and fees paid indirectly (a)	2.66%	2.44%	1.53%	1.76%	2.90%	1.83%
Before waivers, reimbursements and fees paid indirectly (a)	2.66%	2.40%	1.53%	1.75%	2.88%	1.83%
Portfolio turnover rate	3%	93%	112%	189%	119%	81%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010	2009		2008	2007
Net asset value, beginning of period	$9.58	$11.70		$11.12	$8.67		$16.13	$16.67

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.19	(e)	0.14 (e)	0.18	(e)	0.33 (e)	0.30	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.13	(2.08)		0.52	2.47		(7.18)	1.32	(y)

Total from investment operations	0.27	(1.89)		0.66	2.65		(6.85)	1.62

Less distributions:
Dividends from net investment income	—	(0.23)		(0.08)	(0.20)		(0.29)	(0.34)
Distributions from net realized gains	—	—		—	—		(0.32)	(1.82)

Total dividends and distributions	—	(0.23)		(0.08)	(0.20)		(0.61)	(2.16)

Net asset value, end of period	$9.85	$9.58		$11.70	$11.12		$8.67	$16.13

Total return (b)	2.71%	(16.03)%		6.00%	30.64%		(43.15)%	10.22	%(y)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$858,075	$875,012		$1,173,061	$1,181,846		$933,078	$1,807,680
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.01	%(c)	1.25%	1.25%		1.26%	1.25%
After waivers, reimbursements and fees paid indirectly (a)	1.05%	1.01	%(c)	1.25%	1.25%		1.26%	1.25%
Before waivers, reimbursements and fees paid indirectly (a)	1.05%	1.05%		1.25%	1.27	%(c)	1.28%	1.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.69%	1.70%		1.29%	1.85%		2.59%	1.73%
After waivers, reimbursements and fees paid indirectly (a)	2.69%	1.70%		1.29%	1.85%		2.59%	1.73%
Before waivers, reimbursements and fees paid indirectly (a)	2.69%	1.67%		1.29%	1.85%		2.57%	1.73%
Portfolio turnover rate	3%	93%		112%	189%		119%	81%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.58	$10.32

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.13	(0.51)

Total from investment operations	0.28	(0.49)

Less distributions:
Dividends from net investment income	—	(0.25)

Net asset value, end of period	$9.86	$9.58

Total return (b)	2.82%	(4.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$261,136	$257,480
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.80%	0.80%
After waivers, reimbursements and fees paid indirectly (a)	0.80%	0.80%
Before waivers, reimbursements and fees paid indirectly (a)	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.96%	0.57%
After waivers, reimbursements and fees paid indirectly (a)	2.96%	0.57%
Before waivers, reimbursements and fees paid indirectly (a)	2.96%	0.57%
Portfolio turnover rate	3%	93%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(y)	In 2007, 0.48% and 0.41% of the Portfolio’s total return for Class IA and Class IB, respectively, consists of voluntary payments made by unaffiliated service providers in connection with cash which remained under-invested for a period of time. These payments positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.07 and $0.06, respectively, per share and are included in net realized and unrealized gain on investments and foreign currency transactions.

See Notes to Financial Statements.

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	27.2%
Energy	16.9
Health Care	14.7
Consumer Discretionary	11.2
Information Technology	10.8
Industrials	10.5
Utilities	3.2
Consumer Staples	3.1
Materials	0.9
Telecommunication Services	0.2
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,061.20	$5.12
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	5.02
Class IB
Actual	1,000.00	1,061.10	5.12
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	5.02
Class K
Actual	1,000.00	1,062.30	3.84
Hypothetical (5% average return before expenses)	1,000.00	1,021.14	3.77

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (1.4%)
Lear Corp.	60,400	$2,278,892
TRW Automotive Holdings Corp.*	70,000	2,573,200

		4,852,092

Automobiles (0.6%)
General Motors Co.*	107,900	2,127,788

Household Durables (0.3%)
PulteGroup, Inc.*	102,600	1,097,820

Internet & Catalog Retail (0.3%)
Expedia, Inc.	22,000	1,057,540

Media (6.4%)
CBS Corp., Class B	151,600	4,969,448
Comcast Corp., Class A	243,900	7,797,483
DISH Network Corp., Class A	215,900	6,163,945
Time Warner, Inc.	99,000	3,811,500

		22,742,376

Multiline Retail (0.5%)
Macy’s, Inc.	54,100	1,858,335

Specialty Retail (1.7%)
AutoZone, Inc.*	7,100	2,606,907
Home Depot, Inc.	26,200	1,388,338
Lowe’s Cos., Inc.	66,500	1,891,260

		5,886,505

Total Consumer Discretionary		39,622,456

Consumer Staples (3.1%)
Food & Staples Retailing (1.5%)
CVS Caremark Corp.	111,431	5,207,171

Food Products (1.1%)
General Mills, Inc.	23,300	897,982
Kraft Foods, Inc., Class A	83,300	3,217,046

		4,115,028

Household Products (0.5%)
Energizer Holdings, Inc.*	23,500	1,768,375

Total Consumer Staples		11,090,574

Energy (16.9%)
Energy Equipment & Services (0.7%)
Halliburton Co.	90,000	2,555,100

Oil, Gas & Consumable Fuels (16.2%)
Apache Corp.	98,355	8,644,421
Chevron Corp.	148,400	15,656,200
EQT Corp.	16,700	895,621
Exxon Mobil Corp.	146,500	12,536,005
Marathon Oil Corp.	103,900	2,656,723
Occidental Petroleum Corp.	122,735	10,526,981
Peabody Energy Corp.	60,500	1,483,460
Phillips 66*	65,900	2,190,516
Southwestern Energy Co.*	37,600	1,200,568

Williams Cos., Inc.	48,400	$1,394,888

		57,185,383

Total Energy		59,740,483

Financials (27.2%)
Capital Markets (6.1%)
Goldman Sachs Group, Inc.	66,175	6,343,535
Invesco Ltd.	277,300	6,266,980
State Street Corp.	202,370	9,033,797

		21,644,312

Commercial Banks (5.4%)
Huntington Bancshares, Inc./Ohio	222,200	1,422,080
North American Financial Holdings, Inc., Class A*§†(b)	110,140	1,652,100
Wells Fargo & Co.	481,835	16,112,563

		19,186,743

Consumer Finance (1.7%)
Capital One Financial Corp.	106,530	5,822,930

Diversified Financial Services (5.2%)
Bank of America Corp.	593,132	4,851,820
Citigroup, Inc.	494,922	13,565,812

		18,417,632

Insurance (8.4%)
ACE Ltd.	56,900	4,217,997
Everest Reinsurance Group Ltd.	53,700	5,557,413
MetLife, Inc.	395,300	12,195,005
Prudential Financial, Inc.	156,938	7,600,507

		29,570,922

Real Estate Investment Trusts (REITs) (0.4%)
Macerich Co. (REIT)	12,000	708,600
Post Properties, Inc. (REIT)	14,700	719,565

		1,428,165

Total Financials		96,070,704

Health Care (14.7%)
Biotechnology (0.8%)
Celgene Corp.*	30,460	1,954,313
Vertex Pharmaceuticals, Inc.*	16,500	922,680

		2,876,993

Health Care Equipment & Supplies (1.3%)
Covidien plc	84,500	4,520,750

Health Care Providers & Services (7.3%)
Cigna Corp.	88,500	3,894,000
Humana, Inc.	61,900	4,793,536
McKesson Corp.	47,280	4,432,500
UnitedHealth Group, Inc.	216,200	12,647,700

		25,767,736

Pharmaceuticals (5.3%)
Merck & Co., Inc.	231,180	9,651,765
Mylan, Inc.*	193,400	4,132,958
Pfizer, Inc.	140,295	3,226,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Valeant Pharmaceuticals International, Inc.*	36,900	$1,652,751

		18,664,259

Total Health Care		51,829,738

Industrials (10.5%)
Aerospace & Defense (1.0%)
United Technologies Corp.	44,757	3,380,496

Building Products (0.4%)
Masco Corp.	104,600	1,450,802

Construction & Engineering (1.1%)
Fluor Corp.	77,400	3,818,916

Industrial Conglomerates (1.4%)
Tyco International Ltd.	92,510	4,889,153

Machinery (3.4%)
Joy Global, Inc.	26,670	1,512,989
Navistar International Corp.*	59,300	1,682,341
PACCAR, Inc.	145,900	5,717,821
Parker Hannifin Corp.	39,720	3,053,674

		11,966,825

Professional Services (0.2%)
Equifax, Inc.	19,000	885,400

Road & Rail (3.0%)
CSX Corp.	250,400	5,598,944
Hertz Global Holdings, Inc.*	207,800	2,659,840
Union Pacific Corp.	19,780	2,359,952

		10,618,736

Total Industrials		37,010,328

Information Technology (10.8%)
Communications Equipment (2.3%)
Cisco Systems, Inc.	472,585	8,114,284

Computers & Peripherals (2.4%)
Apple, Inc.*	14,260	8,327,840

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	62,800	2,060,468

Internet Software & Services (0.9%)
Google, Inc., Class A*	5,800	3,364,406

Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	36,600	1,238,544
Broadcom Corp., Class A*	68,600	2,318,680
KLA-Tencor Corp.	31,900	1,571,075
Lam Research Corp.*	68,500	2,585,190

		7,713,489

Software (2.4%)
Microsoft Corp.	129,500	$3,961,405
Oracle Corp.	155,800	4,627,260

		8,588,665

Total Information Technology		38,169,152

Materials (0.9%)
Chemicals (0.7%)
E.I. du Pont de Nemours & Co.	47,500	2,402,075

Metals & Mining (0.2%)
Alcoa, Inc.	80,200	701,750

Total Materials		3,103,825

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.*	200,200	652,652

Total Telecommunication Services		652,652

Utilities (3.2%)
Electric Utilities (2.0%)
NextEra Energy, Inc.	49,000	3,371,690
NV Energy, Inc.	61,500	1,081,170
OGE Energy Corp.	50,100	2,594,679

		7,047,539

Gas Utilities (0.2%)
Atmos Energy Corp.	20,300	711,921

Multi-Utilities (1.0%)
PG&E Corp.	80,300	3,635,181

Total Utilities		11,394,641

Total Investments (98.7%) (Cost $327,159,833)		348,684,553
Other Assets Less Liabilities (1.3%)		4,763,252

Net Assets (100%)		$353,447,805

*	Non-income producing.
†	Securities (totaling $1,652,100 or 0.5% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $1,652,100 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$39,622,456	$—	$—	$39,622,456
Consumer Staples	11,090,574	—	—	11,090,574
Energy	59,740,483	—	—	59,740,483
Financials	94,418,604	—	1,652,100	96,070,704
Health Care	51,829,738	—	—	51,829,738
Industrials	37,010,328	—	—	37,010,328
Information Technology	38,169,152	—	—	38,169,152
Materials	3,103,825	—	—	3,103,825
Telecommunication Services	652,652	—	—	652,652
Utilities	11,394,641	—	—	11,394,641

Total Assets	$347,032,453	$—	$1,652,100	$348,684,553

Total Liabilities	$—	$—	$—	$—

Total	$347,032,453	$—	$1,652,100	$348,684,553

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials

Balance as of 12/31/11	$1,927,450
Total gains or losses (realized/unrealized) included in earnings	(275,350)
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/12	$1,652,100

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$(275,350)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$296,497,163
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$314,474,318

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,057,047
Aggregate gross unrealized depreciation	(19,504,093)

Net unrealized appreciation	$16,552,954

Federal income tax cost of investments	$332,131,599

The Portfolio has a net capital loss carryforward of $147,399,513 of which $48,526,220 expires in the year 2016 and $98,873,293 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $327,159,833)	$348,684,553
Receivable for securities sold	11,785,389
Dividends, interest and other receivables	423,620
Receivable from Separate Accounts for Trust shares sold	34,135
Other assets	4,062

Total assets	360,931,759

LIABILITIES
Overdraft payable	162,816
Payable for securities purchased	6,290,158
Payable to Separate Accounts for Trust shares redeemed	705,184
Investment management fees payable	169,131
Distribution fees payable - Class IB	64,943
Administrative fees payable	31,076
Distribution fees payable - Class IA	1,219
Trustees’ fees payable	862
Accrued expenses	58,565

Total liabilities	7,483,954

NET ASSETS	$353,447,805

Net assets were comprised of:
Paid in capital	$461,182,691
Accumulated undistributed net investment income (loss)	1,333,336
Accumulated undistributed net realized gain (loss) on investments	(130,592,942)
Net unrealized appreciation (depreciation) on investments	21,524,720

Net assets	$353,447,805

Class IA
Net asset value, offering and redemption price per share, $6,119,048 / 630,456 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.71

Class IB
Net asset value, offering and redemption price per share, $325,132,375 / 33,404,800 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.73

Class K
Net asset value, offering and redemption price per share, $22,196,382 / 2,284,091 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$3,111,754
Interest	323

Total income	3,112,077

EXPENSES
Investment management fees	1,086,083
Distribution fees - Class IB	416,846
Administrative fees	198,853
Professional fees	25,936
Printing and mailing expenses	19,180
Custodian fees	16,568
Distribution fees - Class IA	7,568
Trustees’ fees	5,148
Recoupment fees	2,908
Miscellaneous	2,664

Total expenses	1,781,754

NET INVESTMENT INCOME (LOSS)	1,330,323

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	23,002,648
Net change in unrealized appreciation (depreciation) on securities	(3,249,222)

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,753,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,083,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,330,323	$4,015,118
Net realized gain (loss) on investments	23,002,648	15,252,272
Net change in unrealized appreciation (depreciation) on investments	(3,249,222)	(39,979,918)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,083,749	(20,712,528)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(83,316)
Class IB	—	(3,667,076)
Class K†	—	(286,945)

TOTAL DIVIDENDS	—	(4,037,337)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 172,713 and 780,571 shares, respectively ]	1,687,414	7,612,105
Capital shares issued in reinvestment of dividends [ 0 and 9,464 shares, respectively ]	—	83,316
Capital shares repurchased [ (159,007) and (2,975,982) shares, respectively ]	(1,561,831)	(28,089,370	)(y)

Total Class IA transactions	125,583	(20,393,949)

Class IB
Capital shares sold [ 1,834,009 and 3,528,261 shares, respectively ]	18,460,412	34,549,237
Capital shares issued in reinvestment of dividends [ 0 and 414,887 shares, respectively ]	—	3,667,076
Capital shares repurchased [ (3,458,262) and (7,303,646) shares, respectively ]	(34,123,623)	(70,077,466)

Total Class IB transactions	(15,663,211)	(31,861,153)

Class K†
Capital shares sold [ 204,465 and 2,297,955 shares, respectively ]	2,012,416	21,524,085	(y)
Capital shares issued in reinvestment of dividends [ 0 and 32,546 shares, respectively ]	—	286,945
Capital shares repurchased [ (225,465) and (25,410) shares, respectively ]	(2,206,013)	(230,919)

Total Class K transactions	(193,597)	21,580,111

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,731,225)	(30,674,991)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,352,524	(55,424,856)
NET ASSETS:
Beginning of period	348,095,281	403,520,137

End of period (a)	$353,447,805	$348,095,281

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,333,336	$3,013

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the EQ/JPMorgan Value Opportunities Portfolio exchanged approximately 2,292,614 Class IA shares for approximately 2,292,611 Class K shares. This exchange amounted to approximately $21,475,550.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008		2007
Net asset value, beginning of period	$9.15	$9.77	$8.81	$6.75	$11.63		$14.16

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.12 (e)	0.14 (e)	0.13 (e)	0.20	(e)	0.23 (e)
Net realized and unrealized gain (loss) on investments	0.52	(0.61)	0.96	2.06	(4.78)		(0.39)

Total from investment operations	0.56	(0.49)	1.10	2.19	(4.58)		(0.16)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.14)	(0.13)	(0.20)		(0.24)
Distributions from net realized gains	—	—	—	—	(0.10)		(2.13)

Total dividends and distributions	—	(0.13)	(0.14)	(0.13)	(0.30)		(2.37)

Net asset value, end of period	$9.71	$9.15	$9.77	$8.81	$6.75		$11.63

Total return (b)	6.12%	(5.00)%	12.57%	32.53%	(39.56	)%(aa)	(0.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,119	$5,642	$27,383	$21,638	$15,128		$1,890
Ratio of expenses to average net assets:
After waivers (a)	1.00%	0.74%	0.73%	0.75%	0.71%		0.70%
Before waivers (a)	1.00%	0.74%	0.73%	0.76%	0.76%		0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.72%	1.28%	1.57%	1.73%	2.31%		1.62%
Before waivers (a)	0.72%	1.28%	1.57%	1.72%	2.26%		1.58%
Portfolio turnover rate	83%	94%	65%	83%	100%		79%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008		2007
Net asset value, beginning of period	$9.17	$9.80	$8.83	$6.77	$11.66		$14.19

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.10 (e)	0.12 (e)	0.11 (e)	0.17	(e)	0.20 (e)
Net realized and unrealized gain (loss) on investments	0.52	(0.63)	0.97	2.06	(4.78)		(0.39)

Total from investment operations	0.56	(0.53)	1.09	2.17	(4.61)		(0.19)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.12)	(0.11)	(0.18)		(0.21)
Distributions from net realized gains	—	—	—	—	(0.10)		(2.13)

Total dividends and distributions	—	(0.10)	(0.12)	(0.11)	(0.28)		(2.34)

Net asset value, end of period	$9.73	$9.17	$9.80	$8.83	$6.77		$11.66

Total return (b)	6.11%	(5.32)%	12.38%	32.10%	(39.70	)%(bb)	(1.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$325,132	$321,365	$376,137	$347,963	$282,348		$559,519
Ratio of expenses to average net assets:
After waivers (a)	1.00%	0.99%	0.98%	1.00%	0.96%		0.95%
Before waivers (a)	1.00%	0.99%	0.98%	1.01%	1.01%		0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.72%	1.03%	1.31%	1.53%	1.84%		1.37%
Before waivers (a)	0.72%	1.03%	1.31%	1.52%	1.78%		1.33%
Portfolio turnover rate	83%	94%	65%	83%	100%		79%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$9.15	$9.26

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments	0.52	0.01

Total from investment operations	0.57	0.02

Less distributions:
Dividends from net investment income	—	(0.13)

Net asset value, end of period	$9.72	$9.15

Total return (b)	6.23%	0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,196	$21,088
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%
Before waivers (a)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.97%	1.28%
Before waivers (a)	0.97%	1.28%
Portfolio turnover rate	83%	94%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.65)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.78)%.

See Notes to Financial Statements.

EQ/LARGE CAP CORE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	12.5%
Health Care	10.5
Financials	10.3
Exchange Traded Funds	10.1
Consumer Discretionary	8.4
Energy	8.2
Industrials	7.2
Consumer Staples	6.3
Materials	3.2
Telecommunication Services	2.8
Utilities	1.5
Cash and Other	19.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,080.30	$5.06
Hypothetical (5% average return before expenses)	1,000.00	1,019.99	4.92
Class IB
Actual	1,000.00	1,080.30	5.06
Hypothetical (5% average return before expenses)	1,000.00	1,019.99	4.92
Class K
Actual	1,000.00	1,081.80	3.77
Hypothetical (5% average return before expenses)	1,000.00	1,021.24	3.67

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.4%)
Auto Components (1.1%)
BorgWarner, Inc.*	2,124	$139,313
Goodyear Tire & Rubber Co.*	4,516	53,334
Johnson Controls, Inc.	209,664	5,809,790

		6,002,437

Automobiles (0.2%)
Ford Motor Co.	70,854	679,490
Harley-Davidson, Inc.	4,294	196,364

		875,854

Distributors (0.0%)
Genuine Parts Co.	2,891	174,183

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,994	72,163
DeVry, Inc.	1,127	34,903
H&R Block, Inc.	5,412	86,484

		193,550

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	8,407	288,108
Chipotle Mexican Grill, Inc.*	588	223,411
Darden Restaurants, Inc.	2,382	120,601
International Game Technology	5,457	85,948
Marriott International, Inc., Class A	4,953	194,158
McDonald's Corp.	18,876	1,671,092
Starbucks Corp.	14,082	750,852
Starwood Hotels & Resorts Worldwide, Inc.	3,658	194,020
Wyndham Worldwide Corp.	2,707	142,767
Wynn Resorts Ltd.	1,471	152,572
Yum! Brands, Inc.	8,549	550,726

		4,374,255

Household Durables (0.1%)
D.R. Horton, Inc.	5,183	95,264
Harman International Industries, Inc.	1,334	52,826
Leggett & Platt, Inc.	2,569	54,283
Lennar Corp., Class A	3,009	93,008
Newell Rubbermaid, Inc.	5,367	97,357
PulteGroup, Inc.*	6,252	66,897
Whirlpool Corp.	1,442	88,193

		547,828

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	6,694	1,528,575
Expedia, Inc.	1,676	80,565
Netflix, Inc.*	1,027	70,319
priceline.com, Inc.*	924	614,016
TripAdvisor, Inc.*	1,771	79,146

		2,372,621

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,145	72,651
Mattel, Inc.	6,316	204,891

		277,542

Media (4.4%)
Cablevision Systems Corp. - New York Group, Class A	3,978	$52,868
CBS Corp., Class B	12,091	396,343
Comcast Corp., Class A	50,068	1,600,674
DIRECTV, Class A*	12,166	593,944
Discovery Communications, Inc., Class A*	4,735	255,690
Gannett Co., Inc.	4,371	64,385
Interpublic Group of Cos., Inc.	8,273	89,762
McGraw-Hill Cos., Inc.	5,188	233,460
News Corp., Class A	39,131	872,230
Omnicom Group, Inc.	5,059	245,867
Scripps Networks Interactive, Inc., Class A	1,722	97,913
Time Warner Cable, Inc.	5,825	478,232
Time Warner, Inc.	290,079	11,168,042
Viacom, Inc., Class B	147,832	6,951,061
Walt Disney Co.	33,193	1,609,860
Washington Post Co., Class B	89	33,270

		24,743,601

Multiline Retail (0.3%)
Big Lots, Inc.*	1,234	50,335
Dollar Tree, Inc.*	4,308	231,771
Family Dollar Stores, Inc.	2,169	144,195
J.C. Penney Co., Inc.	2,707	63,100
Kohl's Corp.	4,454	202,613
Macy's, Inc.	7,681	263,842
Nordstrom, Inc.	2,983	148,225
Sears Holdings Corp.*	711	42,447
Target Corp.	12,281	714,631

		1,861,159

Specialty Retail (0.8%)
Abercrombie & Fitch Co., Class A	1,598	54,556
AutoNation, Inc.*	772	27,236
AutoZone, Inc.*	495	181,749
Bed Bath & Beyond, Inc.*	4,318	266,853
Best Buy Co., Inc.	5,148	107,902
CarMax, Inc.*	4,227	109,648
GameStop Corp., Class A	2,420	44,431
Gap, Inc.	6,158	168,483
Home Depot, Inc.	28,430	1,506,506
Limited Brands, Inc.	4,519	192,193
Lowe's Cos., Inc.	21,856	621,585
O'Reilly Automotive, Inc.*	2,342	196,189
Ross Stores, Inc.	4,190	261,749
Staples, Inc.	12,801	167,053
Tiffany & Co.	2,378	125,915
TJX Cos., Inc.	13,762	590,803
Urban Outfitters, Inc.*	2,051	56,587

		4,679,438

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	5,336	312,049
Fossil, Inc.*	959	73,402
NIKE, Inc., Class B	6,808	597,606
Ralph Lauren Corp.	1,203	168,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

VF Corp.	1,613	$215,255

		1,366,804

Total Consumer Discretionary		47,469,272

Consumer Staples (6.3%)
Beverages (1.1%)
Beam, Inc.	2,919	182,408
Brown-Forman Corp., Class B	1,842	178,398
Coca-Cola Co.	41,902	3,276,317
Coca-Cola Enterprises, Inc.	5,569	156,155
Constellation Brands, Inc., Class A*	3,017	81,640
Dr. Pepper Snapple Group, Inc.	3,956	173,075
Molson Coors Brewing Co., Class B	2,911	121,127
Monster Beverage Corp.*	2,845	202,564
PepsiCo, Inc.	29,049	2,052,602

		6,424,286

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	8,030	762,850
CVS Caremark Corp.	23,803	1,112,314
Kroger Co.	10,419	241,617
Safeway, Inc.	4,465	81,040
Sysco Corp.	10,885	324,482
Walgreen Co.	16,025	474,019
Wal-Mart Stores, Inc.	32,051	2,234,596
Whole Foods Market, Inc.	3,031	288,915

		5,519,833

Food Products (1.4%)
Archer-Daniels-Midland Co.	141,369	4,173,213
Campbell Soup Co.	3,329	111,122
ConAgra Foods, Inc.	7,702	199,713
Dean Foods Co.*	3,407	58,021
General Mills, Inc.	12,015	463,058
H.J. Heinz Co.	5,936	322,800
Hershey Co.	2,829	203,773
Hormel Foods Corp.	2,552	77,632
J.M. Smucker Co.	2,126	160,555
Kellogg Co.	4,584	226,129
Kraft Foods, Inc., Class A	32,923	1,271,486
McCormick & Co., Inc. (Non-Voting)	2,500	151,625
Mead Johnson Nutrition Co.	3,783	304,569
Tyson Foods, Inc., Class A	5,383	101,362

		7,825,058

Household Products (1.9%)
Clorox Co.	2,423	175,571
Colgate-Palmolive Co.	8,864	922,742
Kimberly-Clark Corp.	7,285	610,265
Procter & Gamble Co.	143,145	8,767,631

		10,476,209

Personal Products (0.1%)
Avon Products, Inc.	8,000	129,680
Estee Lauder Cos., Inc., Class A	4,182	226,330

		356,010

Tobacco (0.8%)
Altria Group, Inc.	37,795	$1,305,817
Lorillard, Inc.	2,424	319,847
Philip Morris International, Inc.	31,679	2,764,309
Reynolds American, Inc.	6,157	276,265

		4,666,238

Total Consumer Staples		35,267,634

Energy (8.2%)
Energy Equipment & Services (0.7%)
Baker Hughes, Inc.	8,136	334,390
Cameron International Corp.*	4,590	196,039
Diamond Offshore Drilling, Inc.	1,287	76,100
FMC Technologies, Inc.*	4,422	173,475
Halliburton Co.	17,122	486,094
Helmerich & Payne, Inc.	1,984	86,264
Nabors Industries Ltd.*	5,378	77,443
National Oilwell Varco, Inc.	7,912	509,849
Noble Corp.*	4,694	152,696
Rowan Cos., plc, Class A*	2,292	74,100
Schlumberger Ltd.	24,764	1,607,431

		3,773,881

Oil, Gas & Consumable Fuels (7.5%)
Alpha Natural Resources, Inc.*	4,128	35,955
Anadarko Petroleum Corp.	9,274	613,939
Apache Corp.	7,255	637,642
Cabot Oil & Gas Corp.	3,895	153,463
Chesapeake Energy Corp.	12,294	228,668
Chevron Corp.	36,662	3,867,841
ConocoPhillips	23,488	1,312,509
CONSOL Energy, Inc.	4,223	127,704
Denbury Resources, Inc.*	7,340	110,907
Devon Energy Corp.	7,517	435,911
Encana Corp.	115,100	2,397,533
EOG Resources, Inc.	5,004	450,910
EQT Corp.	2,781	149,145
Exxon Mobil Corp.	169,705	14,521,657
Hess Corp.	5,640	245,058
Kinder Morgan, Inc.	9,369	301,869
Marathon Oil Corp.	13,088	334,660
Marathon Petroleum Corp.	6,329	284,299
Murphy Oil Corp.	3,611	181,597
Newfield Exploration Co.*	2,492	73,041
Noble Energy, Inc.	3,298	279,736
Occidental Petroleum Corp.	87,914	7,540,384
Peabody Energy Corp.	5,092	124,856
Phillips 66*	100,189	3,330,282
Pioneer Natural Resources Co.	2,300	202,883
QEP Resources, Inc.	3,345	100,250
Range Resources Corp.	3,007	186,043
Southwestern Energy Co.*	100,205	3,199,546
Spectra Energy Corp.	12,112	351,975
Sunoco, Inc.	1,973	93,718
Tesoro Corp.*	2,605	65,021
Valero Energy Corp.	10,342	249,759
Williams Cos., Inc.	11,610	334,600
WPX Energy, Inc.*	3,640	58,895

		42,582,256

Total Energy		46,356,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (10.3%)
Capital Markets (0.7%)
Ameriprise Financial, Inc.	4,061	$212,228
Bank of New York Mellon Corp.	22,153	486,258
BlackRock, Inc.	2,380	404,172
Charles Schwab Corp.	20,051	259,259
E*TRADE Financial Corp.*	4,734	38,061
Federated Investors, Inc., Class B	1,711	37,385
Franklin Resources, Inc.	2,643	293,347
Goldman Sachs Group, Inc.	9,136	875,777
Invesco Ltd.	8,321	188,055
Legg Mason, Inc.	2,338	61,653
Morgan Stanley	28,244	412,080
Northern Trust Corp.	4,509	207,504
State Street Corp.	9,090	405,778
T. Rowe Price Group, Inc.	4,733	297,990

		4,179,547

Commercial Banks (2.9%)
BB&T Corp.	163,819	5,053,816
Comerica, Inc.	3,648	112,030
Fifth Third Bancorp	17,160	229,944
First Horizon National Corp.	4,815	41,650
Huntington Bancshares, Inc./Ohio	16,008	102,451
KeyCorp	17,849	138,151
M&T Bank Corp.	2,350	194,040
PNC Financial Services Group, Inc.	9,822	600,223
Regions Financial Corp.	26,183	176,735
SunTrust Banks, Inc.	9,981	241,840
U.S. Bancorp	35,183	1,131,485
Wells Fargo & Co.	244,879	8,188,754
Zions Bancorp	3,403	66,086

		16,277,205

Consumer Finance (1.4%)
American Express Co.	18,598	1,082,589
Capital One Financial Corp.	111,373	6,087,648
Discover Financial Services	9,829	339,887
SLM Corp.	9,059	142,317

		7,652,441

Diversified Financial Services (2.9%)
Bank of America Corp.	200,123	1,637,006
Citigroup, Inc.	239,700	6,570,177
CME Group, Inc.	1,234	330,848
IntercontinentalExchange, Inc.*	1,349	183,437
JPMorgan Chase & Co.	199,555	7,130,100
Leucadia National Corp.	3,664	77,933
Moody's Corp.	3,664	133,919
NASDAQ OMX Group, Inc.	2,274	51,552
NYSE Euronext	4,718	120,687

		16,235,659

Insurance (1.5%)
ACE Ltd.	6,287	466,055
Aflac, Inc.	8,669	369,213
Allstate Corp.	9,127	320,266
American International Group, Inc.*	11,870	380,908
Aon plc	6,053	283,159

Assurant, Inc.	1,622	$56,511
Berkshire Hathaway, Inc., Class B*	32,660	2,721,558
Chubb Corp.	5,028	366,139
Cincinnati Financial Corp.	3,006	114,438
Genworth Financial, Inc., Class A*	9,129	51,670
Hartford Financial Services Group, Inc.	8,188	144,354
Lincoln National Corp.	5,301	115,933
Loews Corp.	5,668	231,878
Marsh & McLennan Cos., Inc.	10,124	326,297
MetLife, Inc.	19,715	608,208
Principal Financial Group, Inc.	5,638	147,885
Progressive Corp.	11,394	237,337
Prudential Financial, Inc.	8,721	422,358
Torchmark Corp.	1,829	92,456
Travelers Cos., Inc.	7,226	461,308
Unum Group	5,402	103,340
XL Group plc	5,854	123,168

		8,144,439

Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)	7,324	512,021
Apartment Investment & Management Co. (REIT), Class A	2,446	66,115
AvalonBay Communities, Inc. (REIT)	1,769	250,278
Boston Properties, Inc. (REIT)	2,780	301,269
Equity Residential (REIT)	5,582	348,093
HCP, Inc. (REIT)	7,784	343,664
Health Care REIT, Inc. (REIT)	3,966	231,218
Host Hotels & Resorts, Inc. (REIT)	13,322	210,754
Kimco Realty Corp. (REIT)	7,560	143,867
Plum Creek Timber Co., Inc. (REIT)	2,989	118,663
Prologis, Inc. (REIT)	8,541	283,817
Public Storage (REIT)	2,641	381,387
Simon Property Group, Inc. (REIT)	5,630	876,366
Ventas, Inc. (REIT)	5,359	338,260
Vornado Realty Trust (REIT)	3,444	289,227
Weyerhaeuser Co. (REIT)	9,967	222,862

		4,917,861

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	6,090	99,632

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,679	61,655
People's United Financial, Inc.	6,663	77,358

		139,013

Total Financials		57,645,797

Health Care (10.5%)
Biotechnology (0.6%)
Alexion Pharmaceuticals, Inc.*	3,564	353,905
Amgen, Inc.	14,445	1,055,063
Biogen Idec, Inc.*	4,447	642,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Celgene Corp.*	8,177	$524,636
Gilead Sciences, Inc.*	14,061	721,048

		3,296,710

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	10,227	543,565
Becton, Dickinson and Co.	3,765	281,434
Boston Scientific Corp.*	26,548	150,527
C.R. Bard, Inc.	1,559	167,499
CareFusion Corp.*	4,145	106,444
Covidien plc	95,330	5,100,155
DENTSPLY International, Inc.	2,625	99,251
Edwards Lifesciences Corp.*	2,122	219,203
Intuitive Surgical, Inc.*	737	408,143
Medtronic, Inc.	19,324	748,418
St. Jude Medical, Inc.	5,829	232,635
Stryker Corp.	6,038	332,694
Varian Medical Systems, Inc.*	2,080	126,402
Zimmer Holdings, Inc.	3,272	210,586

		8,726,956

Health Care Providers & Services (1.6%)
Aetna, Inc.	6,498	251,928
AmerisourceBergen Corp.	4,658	183,292
Cardinal Health, Inc.	6,422	269,724
Cigna Corp.	5,348	235,312
Coventry Health Care, Inc.	2,666	84,752
DaVita, Inc.*	1,754	172,260
Express Scripts Holding Co.*	14,955	834,938
Humana, Inc.	3,021	233,946
Laboratory Corp. of America Holdings*	1,802	166,883
McKesson Corp.	48,822	4,577,063
Patterson Cos., Inc.	1,624	55,979
Quest Diagnostics, Inc.	2,961	177,364
Tenet Healthcare Corp.*	8,025	42,051
UnitedHealth Group, Inc.	19,270	1,127,295
WellPoint, Inc.	6,145	391,990

		8,804,777

Health Care Technology (0.0%)
Cerner Corp.*	2,714	224,339

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	6,462	253,569
Life Technologies Corp.*	3,318	149,277
PerkinElmer, Inc.	2,108	54,386
Thermo Fisher Scientific, Inc.	6,816	353,818
Waters Corp.*	1,674	133,033

		944,083

Pharmaceuticals (6.6%)
Abbott Laboratories	29,219	1,883,749
Allergan, Inc.	5,709	528,482
Bristol-Myers Squibb Co.	31,366	1,127,608
Eli Lilly and Co.	18,959	813,531
Forest Laboratories, Inc.*	4,936	172,711
Hospira, Inc.*	3,057	106,934
Johnson & Johnson	144,206	9,742,557
Merck & Co., Inc.	176,959	7,388,038
Mylan, Inc.*	7,946	169,806
Perrigo Co.	1,734	204,491

Pfizer, Inc.	645,377	$14,843,671
Watson Pharmaceuticals, Inc.*	2,359	174,542

		37,156,120

Total Health Care		59,152,985

Industrials (7.2%)
Aerospace & Defense (2.4%)
Boeing Co.	13,908	1,033,364
General Dynamics Corp.	6,693	441,470
Goodrich Corp.	2,336	296,439
Honeywell International, Inc.	153,079	8,547,931
L-3 Communications Holdings, Inc.	1,810	133,958
Lockheed Martin Corp.	4,946	430,698
Northrop Grumman Corp.	4,685	298,856
Precision Castparts Corp.	2,698	443,794
Raytheon Co.	6,191	350,349
Rockwell Collins, Inc.	2,694	132,949
Textron, Inc.	5,193	129,150
United Technologies Corp.	16,923	1,278,194

		13,517,152

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	3,024	176,994
Expeditors International of Washington, Inc.	3,941	152,714
FedEx Corp.	5,854	536,285
United Parcel Service, Inc., Class B	17,817	1,403,267

		2,269,260

Airlines (0.0%)
Southwest Airlines Co.	14,384	132,620

Building Products (0.0%)
Masco Corp.	6,608	91,653

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,949	53,286
Cintas Corp.	2,078	80,232
Iron Mountain, Inc.	3,173	104,582
Pitney Bowes, Inc.	3,716	55,628
R.R. Donnelley & Sons Co.	3,431	40,383
Republic Services, Inc.	5,840	154,526
Stericycle, Inc.*	1,582	145,022
Waste Management, Inc.	8,584	286,706

		920,365

Construction & Engineering (0.1%)
Fluor Corp.	3,135	154,681
Jacobs Engineering Group, Inc.*	2,397	90,750
Quanta Services, Inc.*	3,930	94,595

		340,026

Electrical Equipment (0.2%)
Cooper Industries plc	2,950	201,131
Emerson Electric Co.	13,619	634,373
Rockwell Automation, Inc.	2,658	175,588
Roper Industries, Inc.	1,806	178,035

		1,189,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Industrial Conglomerates (2.3%)
3M Co.	12,880	$1,154,048
Danaher Corp.	10,674	555,902
General Electric Co.	504,531	10,514,426
Tyco International Ltd.	8,592	454,087

		12,678,463

Machinery (1.2%)
Caterpillar, Inc.	12,113	1,028,515
Cummins, Inc.	31,378	3,040,842
Deere & Co.	7,388	597,468
Dover Corp.	3,401	182,328
Eaton Corp.	6,264	248,242
Flowserve Corp.	1,016	116,586
Illinois Tool Works, Inc.	8,866	468,923
Ingersoll-Rand plc	5,541	233,719
Joy Global, Inc.	1,973	111,928
PACCAR, Inc.	6,618	259,359
Pall Corp.	2,147	117,677
Parker Hannifin Corp.	2,805	215,648
Snap-on, Inc.	1,080	67,230
Stanley Black & Decker, Inc.	3,169	203,957
Xylem, Inc.	3,432	86,384

		6,978,806

Professional Services (0.0%)
Dun & Bradstreet Corp.	907	64,551
Equifax, Inc.	2,238	104,291
Robert Half International, Inc.	2,668	76,225

		245,067

Road & Rail (0.3%)
CSX Corp.	19,301	431,570
Norfolk Southern Corp.	6,051	434,280
Ryder System, Inc.	942	33,922
Union Pacific Corp.	8,845	1,055,297

		1,955,069

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,477	220,778
W.W. Grainger, Inc.	1,132	216,484

		437,262

Total Industrials		40,754,870

Information Technology (12.5%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	487,748	8,374,633
F5 Networks, Inc.*	1,469	146,254
Harris Corp.	2,139	89,517
JDS Uniphase Corp.*	4,317	47,487
Juniper Networks, Inc.*	9,820	160,164
Motorola Solutions, Inc.	5,453	262,344
QUALCOMM, Inc.	31,835	1,772,573

		10,852,972

Computers & Peripherals (2.3%)
Apple, Inc.*	17,367	10,142,328
Dell, Inc.*	27,613	345,715
EMC Corp.*	38,987	999,237
Hewlett-Packard Co.	36,712	738,278

Lexmark International, Inc., Class A	1,327	$35,272
NetApp, Inc.*	6,727	214,053
SanDisk Corp.*	4,517	164,780
Seagate Technology plc	7,024	173,703
Western Digital Corp.*	4,379	133,472

		12,946,838

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,009	165,254
Corning, Inc.	28,222	364,910
FLIR Systems, Inc.	2,909	56,726
Jabil Circuit, Inc.	3,489	70,931
Molex, Inc.	2,604	62,340
TE Connectivity Ltd.	7,950	253,685

		973,846

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	3,315	105,251
eBay, Inc.*	21,337	896,367
Google, Inc., Class A*	4,723	2,739,671
VeriSign, Inc.*	2,939	128,052
Yahoo!, Inc.*	22,615	357,996

		4,227,337

IT Services (1.6%)
Accenture plc, Class A	11,999	721,020
Automatic Data Processing, Inc.	9,094	506,172
Cognizant Technology Solutions Corp., Class A*	5,650	339,000
Computer Sciences Corp.	2,864	71,084
Fidelity National Information Services, Inc.	4,425	150,804
Fiserv, Inc.*	2,535	183,078
International Business Machines Corp.	21,425	4,190,302
Mastercard, Inc., Class A	1,970	847,317
Paychex, Inc.	5,985	187,989
SAIC, Inc.	5,126	62,127
Teradata Corp.*	3,129	225,319
Total System Services, Inc.	3,016	72,173
Visa, Inc., Class A	9,246	1,143,083
Western Union Co.	11,512	193,862

		8,893,330

Office Electronics (0.0%)
Xerox Corp.	24,991	196,679

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	10,969	62,852
Altera Corp.	5,973	202,126
Analog Devices, Inc.	5,533	208,428
Applied Materials, Inc.	335,743	3,847,615
Broadcom Corp., Class A*	9,201	310,994
First Solar, Inc.*	1,067	16,069
Intel Corp.	93,434	2,490,016
KLA-Tencor Corp.	3,124	153,857
Lam Research Corp.*	3,733	140,883
Linear Technology Corp.	4,265	133,622
LSI Corp.*	10,520	67,012
Microchip Technology, Inc.	3,586	118,625
Micron Technology, Inc.*	18,290	115,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

NVIDIA Corp.*	11,430	$157,963
Teradyne, Inc.*	3,466	48,732
Texas Instruments, Inc.	271,221	7,781,331
Xilinx, Inc.	4,889	164,124

		16,019,659

Software (2.9%)
Adobe Systems, Inc.*	9,205	297,966
Autodesk, Inc.*	4,258	148,987
BMC Software, Inc.*	2,992	127,699
CA, Inc.	6,573	178,063
Citrix Systems, Inc.*	3,452	289,761
Electronic Arts, Inc.*	5,904	72,914
Intuit, Inc.	5,455	323,754
Microsoft Corp.	390,712	11,951,880
Oracle Corp.	72,078	2,140,717
Red Hat, Inc.*	3,611	203,949
Salesforce.com, Inc.*	2,561	354,084
Symantec Corp.*	13,387	195,584

		16,285,358

Total Information Technology		70,396,019

Materials (3.2%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	3,923	316,704
Airgas, Inc.	1,285	107,953
CF Industries Holdings, Inc.	1,217	235,782
Dow Chemical Co.	22,193	699,079
E.I. du Pont de Nemours & Co.	17,398	879,817
Eastman Chemical Co.	2,550	128,443
Ecolab, Inc.	5,422	371,570
FMC Corp.	2,547	136,214
International Flavors & Fragrances, Inc.	1,506	82,529
Monsanto Co.	78,408	6,490,614
Mosaic Co.	5,544	303,589
PPG Industries, Inc.	2,829	300,213
Praxair, Inc.	5,545	602,908
Sherwin-Williams Co.	1,591	210,569
Sigma-Aldrich Corp.	2,244	165,899

		11,031,883

Construction Materials (0.0%)
Vulcan Materials Co.	2,403	95,423

Containers & Packaging (0.0%)
Ball Corp.	2,895	118,840
Bemis Co., Inc.	1,893	59,326
Owens-Illinois, Inc.*	3,046	58,392
Sealed Air Corp.	3,552	54,843

		291,401

Metals & Mining (1.1%)
Alcoa, Inc.	19,775	173,031
Allegheny Technologies, Inc.	1,978	63,079
Barrick Gold Corp.	118,200	4,440,774
Cliffs Natural Resources, Inc.	2,643	130,274
Freeport-McMoRan Copper & Gold, Inc.	17,619	600,279
Newmont Mining Corp.	9,198	446,195
Nucor Corp.	5,907	223,875
Titanium Metals Corp.	1,470	16,626

United States Steel Corp.	2,669	$54,981

		6,149,114

Paper & Forest Products (0.1%)
International Paper Co.	8,107	234,373
MeadWestvaco Corp.	3,206	92,173

		326,546

Total Materials		17,894,367

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	108,899	3,883,339
CenturyLink, Inc.	11,543	455,833
Frontier Communications Corp.	18,529	70,966
Verizon Communications, Inc.	52,762	2,344,743
Windstream Corp.	10,961	105,883

		6,860,764

Wireless Telecommunication Services (1.6%)
Crown Castle International Corp.*	4,784	280,630
MetroPCS Communications, Inc.*	5,456	33,009
Sprint Nextel Corp.*	56,132	182,990
Vodafone Group plc (ADR)	293,168	8,261,474

		8,758,103

Total Telecommunication Services		15,618,867

Utilities (1.5%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.	8,988	358,621
Duke Energy Corp.	24,840	572,810
Edison International	6,045	279,279
Entergy Corp.	3,284	222,951
Exelon Corp.	15,824	595,299
FirstEnergy Corp.	7,762	381,813
NextEra Energy, Inc.	7,742	532,727
Northeast Utilities	5,816	225,719
Pepco Holdings, Inc.	4,314	84,425
Pinnacle West Capital Corp.	2,027	104,877
PPL Corp.	10,776	299,681
Progress Energy, Inc.	5,498	330,815
Southern Co.	16,128	746,726
Xcel Energy, Inc.	9,045	256,968

		4,992,711

Gas Utilities (0.1%)
AGL Resources, Inc.	2,171	84,126
ONEOK, Inc.	3,854	163,063

		247,189

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	11,984	153,755
NRG Energy, Inc.*	4,249	73,762

		227,517

Multi-Utilities (0.5%)
Ameren Corp.	4,497	150,829
CenterPoint Energy, Inc.	7,921	163,727
CMS Energy Corp.	4,835	113,623
Consolidated Edison, Inc.	5,438	338,189

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Dominion Resources, Inc.	10,605	$572,670
DTE Energy Co.	3,168	187,958
Integrys Energy Group, Inc.	1,445	82,177
NiSource, Inc.	5,264	130,284
PG&E Corp.	7,837	354,781
Public Service Enterprise Group, Inc.	9,412	305,890
SCANA Corp.	2,155	103,095
Sempra Energy	4,481	308,651
TECO Energy, Inc.	4,013	72,475
Wisconsin Energy Corp.	4,273	169,083

		3,053,432

Total Utilities		8,520,849

Total Common Stocks (70.9%) (Cost $290,647,622)		399,076,797

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (10.1%)
iShares Morningstar Large Core Index Fund	86,747	6,740,242
iShares Morningstar Large Growth Index Fund	83,498	6,163,881
iShares Morningstar Large Value Index Fund	4,163	255,818
iShares NYSE 100 Index Fund	5,536	353,288
iShares Russell 1000 Growth Index Fund	102,797	6,499,854

iShares Russell 1000 Index Fund	74,502	$5,603,295
iShares Russell 1000 Value Index Fund	7,725	527,077
iShares S&P 100 Index Fund	83,815	5,235,923
iShares S&P 500 Growth Index Fund	81,648	6,001,945
iShares S&P 500 Index Fund	122,555	16,759,396
iShares S&P 500 Value Index Fund	2,446	152,337
Vanguard Growth ETF	12,800	870,528
Vanguard Large-Cap ETF	13,200	819,720
Vanguard Value ETF	14,300	799,942

Total Investment Companies (10.1%) (Cost $39,948,642)		56,783,246

Total Investments (81.0%) (Cost $330,596,264)		455,860,043
Other Assets Less Liabilities (19.0%)		106,881,955

Net Assets (100%)		$562,741,998

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,535	September-12	$99,503,777	$104,103,700	$4,599,923

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$47,469,272	$—	$—	$47,469,272
Consumer Staples	35,267,634	—	—	35,267,634
Energy	46,356,137	—	—	46,356,137
Financials	57,645,797	—	—	57,645,797
Health Care	59,152,985	—	—	59,152,985
Industrials	40,754,870	—	—	40,754,870
Information Technology	70,396,019	—	—	70,396,019
Materials	17,894,367	—	—	17,894,367
Telecommunication Services	15,618,867	—	—	15,618,867
Utilities	8,520,849	—	—	8,520,849
Futures	4,599,923	—	—	4,599,923
Investment Companies
Exchange Traded Funds (ETFs)	56,783,246	—	—	56,783,246

Total Assets	$460,459,966	$—	$—	$460,459,966

Total Liabilities	$—	$—	$—	$—

Total	$460,459,966	$—	$—	$460,459,966

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	698	85
Purchases	—	—
Sales	(698)	(85)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,599,923	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,599,923

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,319,832	—	—	2,319,832
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,319,832	$—	$—	$2,319,832

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,718,200	—	—	3,718,200
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,718,200	$—	$—	$3,718,200

The Portfolio held futures contracts with an average notional balance of approximately $59,674,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$70,399,579
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$149,754,435

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,385,012
Aggregate gross unrealized depreciation	(9,190,691)

Net unrealized appreciation	$121,194,321

Federal income tax cost of investments	$334,665,722

For the six months ended June 30, 2012, the Portfolio incurred approximately $3,931 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $330,596,264)	$455,860,043
Cash	96,413,253
Cash held as collateral at broker	6,464,000
Due from broker for futures variation margin	2,615,390
Receivable for securities sold	2,120,478
Dividends, interest and other receivables	903,280
Receivable from Separate Accounts for Trust shares sold	49,749
Other assets	2,396

Total assets	564,428,589

LIABILITIES
Payable for securities purchased	900,680
Payable to Separate Accounts for Trust shares redeemed	282,969
Investment management fees payable	228,983
Administrative fees payable	136,515
Distribution fees payable - Class IB	32,766
Trustees’ fees payable	842
Distribution fees payable - Class IA	162
Accrued expenses	103,674

Total liabilities	1,686,591

NET ASSETS	$562,741,998

Net assets were comprised of:
Paid in capital	$425,673,233
Accumulated undistributed net investment income (loss)	3,957,185
Accumulated undistributed net realized gain (loss) on investments and futures	3,247,878
Net unrealized appreciation (depreciation) on investments and futures	129,863,702

Net assets	$562,741,998

Class IA
Net asset value, offering and redemption price per share, $816,631 / 114,470 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.13

Class IB
Net asset value, offering and redemption price per share, $163,925,296 / 22,975,979 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.13

Class K
Net asset value, offering and redemption price per share, $398,000,071 / 55,719,415 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.14

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,250 foreign withholding tax)	$6,018,907
Interest	27,660

Total income	6,046,567

EXPENSES
Investment management fees	1,452,549
Administrative fees	558,913
Distribution fees - Class IB	208,705
Professional fees	31,976
Printing and mailing expenses	30,861
Custodian fees	29,835
Trustees’ fees	8,209
Distribution fees - Class IA	1,029
Miscellaneous	7,151

Gross expenses	2,329,228
Less: Fees paid indirectly	(10,740)

Net expenses	2,318,488

NET INVESTMENT INCOME (LOSS)	3,728,079

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	22,228,814
Futures	2,319,832

Net realized gain (loss)	24,548,646

Change in unrealized appreciation (depreciation) on:
Securities	13,227,502
Futures	3,718,200

Net change in unrealized appreciation (depreciation)	16,945,702

NET REALIZED AND UNREALIZED GAIN (LOSS)	41,494,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,222,427

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,728,079	$7,459,532
Net realized gain (loss) on investments, futures and foreign currency transactions	24,548,646	(4,449,838)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	16,945,702	(26,271,673)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,222,427	(23,261,979)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(10,994)
Class IB	—	(1,836,098)
Class K†	—	(5,436,341)

	—	(7,283,433)

Distributions from net realized capital gains
Class IA	—	(7,180,446)
Class IB	—	(5,417,410)
Class K†	—	(5,972,400)

	—	(18,570,256)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(25,853,689)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,357 and 980,417 shares, respectively ]	16,383	7,199,918
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,108,012 shares, respectively ]	—	7,191,440
Capital shares repurchased [ (7,484) and (64,329,972) shares, respectively ]	(53,248)	(426,168,072	)(z)

Total Class IA transactions	(36,865)	(411,776,714)

Class IB
Capital shares sold [ 862,257 and 2,100,750 shares, respectively ]	6,098,600	15,233,898
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,129,279 shares, respectively ]	—	7,253,509
Capital shares repurchased [ (2,322,875) and (5,164,209) shares, respectively ]	(16,482,213)	(37,270,326)

Total Class IB transactions	(10,383,613)	(14,782,919)

Class K†
Capital shares sold [ 294,641 and 60,035,552 shares, respectively ]	2,084,290	393,776,883	(z)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,787,432 shares, respectively ]	—	11,408,741
Capital shares repurchased [ (4,428,975) and (1,969,235) shares, respectively ]	(31,216,009)	(12,943,731)

Total Class K transactions	(29,131,719)	392,241,893

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(39,552,197)	(34,317,740)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,670,230	(83,433,408)
NET ASSETS:
Beginning of period	557,071,768	640,505,176

End of period (a)	$562,741,998	$557,071,768

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,957,185	$229,106

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Large Cap Core PLUS Portfolio exchanged approximately 59,525,800 Class IA shares for approximately 59,525,800 Class K shares. This exchange amounted to approximately $390,423,242.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$6.60	$7.22	$6.88	$5.66	$9.08	$11.30

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.08 (e)	0.08 (e)	0.09 (e)	0.14 (e)	0.16
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.49	(0.38)	0.91	1.42	(3.52)	0.28

Total from investment operations	0.53	(0.30)	0.99	1.51	(3.38)	0.44

Less distributions:
Dividends from net investment income	—	(0.09)	(0.09)	(0.29)	(0.04)	(0.18)
Distributions from net realized gains	—	(0.23)	(0.56)	—	—	(2.48)

Total dividends and distributions	—	(0.32)	(0.65)	(0.29)	(0.04)	(2.66)

Net asset value, end of period	$7.13	$6.60	$7.22	$6.88	$5.66	$9.08

Total return (b)	8.03%	(4.00)%	14.56%	26.84%	(37.20)%	4.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$817	$789	$450,116	$423,167	$1,154,780	$297
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.98%	0.69%	0.70%	0.70%	0.73%	0.70%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.98%	0.69%	0.70%	0.68%	0.65%	0.56%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.98%	0.70%	0.71%	0.70%	0.77%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%	1.19%	1.60%	2.42%	1.31%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.11%	1.19%	1.62%	2.50%	1.45%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.09%	1.18%	1.60%	2.38%	1.26%
Portfolio turnover rate	14%	29%	24%	36%	39%	109%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010	2009		2008		2007
Net asset value, beginning of period	$6.60	$7.22		$6.88	$5.66		$9.09		$11.31

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.08	(e)	0.07 (e)	0.09	(e)	0.11	(e)	0.15
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.49	(0.39)		0.90	1.41		(3.51)		0.26

Total from investment operations	0.53	(0.31)		0.97	1.50		(3.40)		0.41

Less distributions:
Dividends from net investment income	—	(0.08)		(0.07)	(0.28)		(0.03)		(0.15)
Distributions from net realized gains	—	(0.23)		(0.56)	—		—		(2.48)

Total dividends and distributions	—	(0.31)		(0.63)	(0.28)		(0.03)		(2.63)

Net asset value, end of period	$7.13	$6.60		$7.22	$6.88		$5.66		$9.09

Total return (b)	8.03%	(4.24)%		14.27%	26.50%		(37.42)%		3.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$163,925	$161,281		$190,389	$183,149		$152,504		$284,177
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.98%	0.94	%(c)	0.95%	0.95	%(c)	0.98	%(c)	0.95%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.98%	0.94%		0.95%	0.93	%(c)	0.90	%(c)	0.81	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.98%	0.95	%(c)	0.96%	0.95	%(c)	1.02	%(c)	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.04%		0.94%	1.40%		1.46%		1.01%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.05%		0.94%	1.43%		1.49%		1.17%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.04%		0.93%	1.40%		1.35%		0.97%
Portfolio turnover rate	14%	29%		24%	36%		39%		109%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$6.60	$6.49

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.49	0.26

Total from investment operations	0.54	0.30

Less distributions:
Dividends from net investment income	—	(0.09)
Distributions from net realized gains	—	(0.10)

Total dividends and distributions	—	(0.19)

Net asset value, end of period	$7.14	$6.60

Total return (b)	8.18%	4.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$398,000	$395,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.73%	0.71%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.73%	0.70%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.73%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.35%	1.73%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.36%	1.73%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.35%	1.73%
Portfolio turnover rate	14%	29%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	31.6%
Consumer Discretionary	16.1
Consumer Staples	13.2
Industrials	12.4
Health Care	11.9
Financials	4 .4
Materials	3 .9
Energy	3 .7
Telecommunication Services	2 .3
Utilities	0 .2
Cash and Other	0 .3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,095.90	$3.80
Hypothetical (5% average return before expenses)	1,000.00	1,021.24	3.67
Class IB
Actual	1,000.00	1,095.60	3.80
Hypothetical (5% average return before expenses)	1,000.00	1,021.24	3.67
Class K
Actual	1,000.00	1,097.10	2.50
Hypothetical (5% average return before expenses)	1,000.00	1,022.48	2.41

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.1%)
Auto Components (0.4%)
Allison Transmission Holdings, Inc.	4,200	$73,752
BorgWarner, Inc.*	18,554	1,216,957
Delphi Automotive plc*	53,270	1,358,385
Gentex Corp.	23,386	488,066
Goodyear Tire & Rubber Co.*	39,708	468,951
Visteon Corp.*	500	18,750
WABCO Holdings, Inc.*	9,647	510,616

		4,135,477

Automobiles (0.2%)
Harley-Davidson, Inc.	37,600	1,719,448
Tesla Motors, Inc.*	10,610	331,987
Thor Industries, Inc.	400	10,964

		2,062,399

Distributors (0.2%)
Genuine Parts Co.	25,300	1,524,325
LKQ Corp.*	23,927	799,162

		2,323,487

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	16,487	596,665
H&R Block, Inc.	29,840	476,843
ITT Educational Services, Inc.*	3,904	237,168
Weight Watchers International, Inc.	4,324	222,945

		1,533,621

Hotels, Restaurants & Leisure (3.6%)
Bally Technologies, Inc.*	7,000	326,620
Brinker International, Inc.	12,206	389,005
Chipotle Mexican Grill, Inc.*	5,173	1,965,481
Choice Hotels International, Inc.	323	12,897
Darden Restaurants, Inc.	20,903	1,058,319
Dunkin’ Brands Group, Inc.	13,180	452,601
International Game Technology	26,506	417,470
Las Vegas Sands Corp.	64,488	2,804,583
Marriott International, Inc., Class A	38,044	1,491,325
McDonald's Corp.	164,948	14,602,846
Panera Bread Co., Class A*	4,658	649,512
Penn National Gaming, Inc.*	800	35,672
Starbucks Corp.	123,068	6,561,986
Starwood Hotels & Resorts Worldwide, Inc.	32,040	1,699,402
Wyndham Worldwide Corp.	23,700	1,249,938
Wynn Resorts Ltd.	13,000	1,348,360
Yum! Brands, Inc.	74,764	4,816,297

		39,882,314

Household Durables (0.1%)
D.R. Horton, Inc.	3,200	58,816
Garmin Ltd.	1,268	48,552
Jarden Corp.	2,900	121,858
NVR, Inc.*	800	680,000
Tempur-Pedic International, Inc.*	10,300	240,917

Tupperware Brands Corp.	9,100	$498,316

		1,648,459

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	58,736	13,412,365
Expedia, Inc.	8,829	424,410
Groupon, Inc.*	6,990	74,304
HomeAway, Inc.*	4,619	100,417
Liberty Interactive Corp.*	12,900	229,491
Netflix, Inc.*	8,994	615,819
priceline.com, Inc.*	8,169	5,428,464
TripAdvisor, Inc.*	13,229	591,204

		20,876,474

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	16,849	570,675
Mattel, Inc.	42,695	1,385,026
Polaris Industries, Inc.	10,500	750,540

		2,706,241

Media (3.9%)
AMC Networks, Inc., Class A*	9,275	329,726
Cablevision Systems Corp. - New York Group, Class A	3,600	47,844
CBS Corp., Class B	17,800	583,484
Charter Communications, Inc., Class A*	7,900	559,873
Cinemark Holdings, Inc.	18,600	425,010
Clear Channel Outdoor Holdings, Inc., Class A*	4,000	24,080
Comcast Corp., Class A	207,400	6,630,578
DIRECTV, Class A*	106,265	5,187,857
Discovery Communications, Inc., Class A*	41,400	2,235,600
DISH Network Corp., Class A	25,800	736,590
Interpublic Group of Cos., Inc.	4,300	46,655
John Wiley & Sons, Inc., Class A	3,286	160,981
Lamar Advertising Co., Class A*	10,700	306,020
Liberty Global, Inc., Class A*	42,600	2,114,238
Liberty Media Corp. - Liberty Capital*	1,200	105,492
Madison Square Garden Co., Class A*	500	18,720
McGraw-Hill Cos., Inc.	45,382	2,042,190
Morningstar, Inc.	3,935	227,601
News Corp., Class A	116,900	2,605,701
Omnicom Group, Inc.	44,234	2,149,773
Pandora Media, Inc.*	16,483	179,170
Regal Entertainment Group, Class A	4,786	65,855
Scripps Networks Interactive, Inc., Class A	13,732	780,802
Sirius XM Radio, Inc.*	616,900	1,141,265
Time Warner Cable, Inc.	50,700	4,162,470
Viacom, Inc., Class B	85,600	4,024,912
Virgin Media, Inc.	45,000	1,097,550
Walt Disney Co.	106,700	5,174,950

		43,164,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Multiline Retail (0.6%)
Big Lots, Inc.*	10,672	$435,311
Dollar General Corp.*	30,000	1,631,700
Dollar Tree, Inc.*	37,632	2,024,601
Family Dollar Stores, Inc.	15,727	1,045,531
Kohl’s Corp.	2,734	124,370
Macy’s, Inc.	9,000	309,150
Nordstrom, Inc.	25,543	1,269,232
Target Corp.	6,001	349,198

		7,189,093

Specialty Retail (3.6%)
Aaron’s, Inc.	9,325	263,991
Advance Auto Parts, Inc.	11,892	811,272
American Eagle Outfitters, Inc.	24,600	485,358
Ascena Retail Group, Inc.*	19,900	370,538
AutoNation, Inc.*	3,015	106,369
AutoZone, Inc.*	6,214	2,281,594
Bed Bath & Beyond, Inc.*	37,759	2,333,506
CarMax, Inc.*	6,696	173,694
Chico's FAS, Inc.	19,092	283,325
Dick's Sporting Goods, Inc.	15,037	721,776
DSW, Inc., Class A	5,000	272,000
Foot Locker, Inc.	5,000	152,900
Gap, Inc.	49,100	1,343,376
GNC Holdings, Inc., Class A	12,000	470,400
Home Depot, Inc.	248,439	13,164,783
Limited Brands, Inc.	39,188	1,666,666
Lowe's Cos., Inc.	25,400	722,376
O'Reilly Automotive, Inc.*	20,511	1,718,207
PetSmart, Inc.	17,615	1,200,991
Ross Stores, Inc.	36,762	2,296,522
Sally Beauty Holdings, Inc.*	23,500	604,890
Tiffany & Co.	17,236	912,646
TJX Cos., Inc.	120,246	5,162,161
Tractor Supply Co.	11,700	971,802
Ulta Salon Cosmetics & Fragrance, Inc.	10,200	952,476
Urban Outfitters, Inc.*	17,214	474,934
Williams-Sonoma, Inc.	7,979	279,026

		40,197,579

Textiles, Apparel & Luxury Goods (1.3%)
Carter's, Inc.*	7,800	410,280
Coach, Inc.	46,606	2,725,519
Deckers Outdoor Corp.*	3,900	171,639
Fossil, Inc.*	8,900	681,206
Hanesbrands, Inc.*	15,767	437,219
Michael Kors Holdings Ltd.*	13,700	573,208
NIKE, Inc., Class B	58,733	5,155,583
PVH Corp.	10,564	821,773
Ralph Lauren Corp.	9,991	1,399,339
Under Armour, Inc., Class A*	6,300	595,224
VF Corp.	14,300	1,908,335

		14,879,325

Total Consumer Discretionary		180,599,456

Consumer Staples (13.2%)
Beverages (4.2%)
Brown-Forman Corp., Class B	14,191	1,374,398

Coca-Cola Co.	315,281	$24,651,821
Coca-Cola Enterprises, Inc.	3,492	97,916
Dr. Pepper Snapple Group, Inc.	34,400	1,505,000
Monster Beverage Corp.*	23,386	1,665,083
PepsiCo, Inc.	253,816	17,934,639

		47,228,857

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	70,366	6,684,770
CVS Caremark Corp.	42,000	1,962,660
Fresh Market, Inc.*	4,400	235,972
Kroger Co.	91,000	2,110,290
Safeway, Inc.	5,300	96,195
Sysco Corp.	50,036	1,491,573
Wal-Mart Stores, Inc.	216,445	15,090,546
Whole Foods Market, Inc.	29,785	2,839,106

		30,511,112

Food Products (1.4%)
Campbell Soup Co.	22,195	740,869
Dean Foods Co.*	25,600	435,968
Flowers Foods, Inc.	18,167	422,019
General Mills, Inc.	82,240	3,169,530
Green Mountain Coffee Roasters, Inc.*	18,839	410,314
H.J. Heinz Co.	32,311	1,757,072
Hershey Co.	24,369	1,755,299
Hillshire Brands Co.	16,480	477,755
Hormel Foods Corp.	12,400	377,208
Ingredion, Inc.	2,600	128,752
Kellogg Co.	37,028	1,826,591
Kraft Foods, Inc., Class A	14,900	575,438
McCormick & Co., Inc. (Non-Voting)	21,488	1,303,247
Mead Johnson Nutrition Co.	33,078	2,663,110

		16,043,172

Household Products (1.4%)
Church & Dwight Co., Inc.	13,868	769,258
Clorox Co.	1,274	92,314
Colgate-Palmolive Co.	71,084	7,399,845
Kimberly-Clark Corp.	56,925	4,768,607
Procter & Gamble Co.	32,508	1,991,115

		15,021,139

Personal Products (0.4%)
Avon Products, Inc.	54,010	875,502
Estee Lauder Cos., Inc., Class A	37,374	2,022,681
Herbalife Ltd.	18,892	913,050
Nu Skin Enterprises, Inc., Class A	9,100	426,790

		4,238,023

Tobacco (3.1%)
Altria Group, Inc.	256,278	8,854,405
Lorillard, Inc.	21,200	2,797,340
Philip Morris International, Inc.	254,402	22,199,119
Reynolds American, Inc.	17,900	803,173

		34,654,037

Total Consumer Staples		147,696,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Energy (3.7%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	2,917	$110,379
Cameron International Corp.*	30,633	1,308,336
CARBO Ceramics, Inc.	3,200	245,536
Dresser-Rand Group, Inc.*	12,230	544,724
FMC Technologies, Inc.*	38,732	1,519,456
Halliburton Co.	47,700	1,354,203
Helmerich & Payne, Inc.	3,600	156,528
National Oilwell Varco, Inc.	15,800	1,018,152
Oceaneering International, Inc.	17,600	842,336
Oil States International, Inc.*	7,200	476,640
RPC, Inc.	8,700	103,443
Schlumberger Ltd.	216,427	14,048,277
SEACOR Holdings, Inc.*	1,500	134,070

		21,862,080

Oil, Gas & Consumable Fuels (1.8%)
Cabot Oil & Gas Corp.	34,000	1,339,600
Cheniere Energy, Inc.*	19,700	290,378
Cobalt International Energy, Inc.*	28,100	660,350
Concho Resources, Inc.*	16,900	1,438,528
Continental Resources, Inc.*	6,895	459,345
EOG Resources, Inc.	43,800	3,946,818
Golar LNG Ltd.	7,000	263,900
Kinder Morgan, Inc.	79,250	2,553,435
Kosmos Energy Ltd.*	11,400	125,970
Laredo Petroleum Holdings, Inc.*	3,050	63,440
Noble Energy, Inc.	6,400	542,848
Pioneer Natural Resources Co.	16,700	1,473,107
Range Resources Corp.	26,342	1,629,779
SM Energy Co.	8,662	425,391
Southwestern Energy Co.*	19,572	624,934
Sunoco, Inc.	14,700	698,250
Whiting Petroleum Corp.*	2,700	111,024
Williams Cos., Inc.	101,500	2,925,230
World Fuel Services Corp.	3,700	140,711

		19,713,038

Total Energy		41,575,118

Financials (4.4%)
Capital Markets (0.7%)
Affiliated Managers Group, Inc.*	6,186	677,058
BlackRock, Inc.	11,127	1,889,587
Eaton Vance Corp.	18,660	502,887
Federated Investors, Inc., Class B	12,330	269,410
Franklin Resources, Inc.	5,277	585,694
Lazard Ltd., Class A	18,724	486,637
LPL Financial Holdings, Inc.	4,610	155,680
SEI Investments Co.	22,275	443,050
T. Rowe Price Group, Inc.	41,436	2,608,810
Waddell & Reed Financial, Inc., Class A	13,979	423,284

		8,042,097

Commercial Banks (0.0%)
Signature Bank/New York*	1,300	79,261

Consumer Finance (0.5%)
American Express Co.	104,486	$6,082,130

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	12,230	338,526
IntercontinentalExchange, Inc.*	11,875	1,614,763
Leucadia National Corp.	7,500	159,525
Moody's Corp.	31,802	1,162,363
MSCI, Inc.*	19,691	669,888

		3,945,065

Insurance (0.5%)
Allied World Assurance Co. Holdings AG	3,000	238,410
Aon plc	4,500	210,510
Arch Capital Group Ltd.*	2,400	95,256
Arthur J. Gallagher & Co.	19,200	673,344
Brown & Brown, Inc.	1,600	43,632
Endurance Specialty Holdings Ltd.	700	26,824
Erie Indemnity Co., Class A	4,143	296,680
Hanover Insurance Group, Inc.	3,300	129,129
Marsh & McLennan Cos., Inc.	70,200	2,262,546
Travelers Cos., Inc.	27,400	1,749,216
Validus Holdings Ltd.	2,387	76,456

		5,802,003

Real Estate Investment Trusts (REITs) (2.2%)
American Campus Communities, Inc. (REIT)	1,200	53,976
American Tower Corp. (REIT)	64,020	4,475,638
Apartment Investment & Management Co. (REIT), Class A	15,400	416,262
Boston Properties, Inc. (REIT)	4,100	444,317
BRE Properties, Inc. (REIT)	3,500	175,070
Camden Property Trust (REIT)	9,800	663,166
Digital Realty Trust, Inc. (REIT)	17,841	1,339,324
Equity Lifestyle Properties, Inc. (REIT)	5,500	379,335
Equity Residential (REIT)	3,800	236,968
Essex Property Trust, Inc. (REIT)	5,700	877,344
Extra Space Storage, Inc. (REIT)	10,600	324,360
Federal Realty Investment Trust (REIT)	8,181	851,560
HCP, Inc. (REIT)	4,700	207,505
Home Properties, Inc. (REIT)	4,200	257,712
Kilroy Realty Corp. (REIT)	800	38,728
Mid-America Apartment Communities,
Inc. (REIT)	6,300	429,912
Plum Creek Timber Co., Inc. (REIT)	26,139	1,037,718
Post Properties, Inc. (REIT)	3,600	176,220
Public Storage (REIT)	23,162	3,344,825
Rayonier, Inc. (REIT)	15,694	704,661
Regency Centers Corp. (REIT)	8,800	418,616
Simon Property Group, Inc. (REIT)	41,461	6,453,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Tanger Factory Outlet Centers (REIT)	15,000	$480,750
Taubman Centers, Inc. (REIT)	3,000	231,480
Weyerhaeuser Co. (REIT)	27,900	623,844

		24,643,110

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	53,243	871,056
St. Joe Co.*	1,200	18,972

		890,028

Thrifts & Mortgage Finance (0.0%)
People's United Financial, Inc.	12,500	145,125

Total Financials		49,628,819

Health Care (11.9%)
Biotechnology (3.3%)
Alexion Pharmaceuticals, Inc.*	31,190	3,097,167
Amgen, Inc.	126,200	9,217,648
Amylin Pharmaceuticals, Inc.*	23,851	673,314
ARIAD Pharmaceuticals, Inc.*	26,900	462,949
Biogen Idec, Inc.*	38,900	5,616,382
BioMarin Pharmaceutical, Inc.*	19,749	781,665
Celgene Corp.*	71,507	4,587,889
Gilead Sciences, Inc.*	122,937	6,304,209
Human Genome Sciences, Inc.*	32,300	424,099
Incyte Corp.*	15,600	354,120
Medivation, Inc.*	5,900	539,260
Myriad Genetics, Inc.*	13,734	326,457
Onyx Pharmaceuticals, Inc.*	10,400	691,080
Regeneron Pharmaceuticals, Inc.*	12,600	1,439,172
United Therapeutics Corp.*	8,152	402,546
Vertex Pharmaceuticals, Inc.*	34,207	1,912,856

		36,830,813

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	81,756	4,345,332
Becton, Dickinson and Co.	30,692	2,294,227
C.R. Bard, Inc.	13,624	1,463,763
Cooper Cos., Inc.	2,300	183,448
Covidien plc	4,000	214,000
DENTSPLY International, Inc.	10,232	386,872
Edwards Lifesciences Corp.*	18,646	1,926,132
Gen-Probe, Inc.*	7,432	610,910
IDEXX Laboratories, Inc.*	8,947	860,075
Intuitive Surgical, Inc.*	6,521	3,611,265
Medtronic, Inc.	10,234	396,363
ResMed, Inc.*	23,132	721,718
Sirona Dental Systems, Inc.*	1,600	72,016
St. Jude Medical, Inc.	39,254	1,566,627
Stryker Corp.	36,991	2,038,204
Thoratec Corp.*	9,500	319,010
Varian Medical Systems, Inc.*	18,090	1,099,329
Zimmer Holdings, Inc.	2,900	186,644

		22,295,935

Health Care Providers & Services (1.8%)
AMERIGROUP Corp.*	5,500	362,505
AmerisourceBergen Corp.	41,008	1,613,665
Cardinal Health, Inc.	30,300	1,272,600
Catalyst Health Solutions, Inc.*	8,200	766,208

DaVita, Inc.*	15,298	$1,502,417
Express Scripts Holding Co.*	130,730	7,298,656
HCA Holdings, Inc.	17,300	526,439
Henry Schein, Inc.*	8,252	647,699
Laboratory Corp. of America Holdings*	15,696	1,453,607
Lincare Holdings, Inc.	10,808	367,688
McKesson Corp.	38,171	3,578,531
Patterson Cos., Inc.	13,974	481,684
Quest Diagnostics, Inc.	3,046	182,455
Tenet Healthcare Corp.*	3,912	20,499
Universal Health Services, Inc., Class B	816	35,218
WellPoint, Inc.	3,300	210,507

		20,320,378

Health Care Technology (0.3%)
Cerner Corp.*	23,520	1,944,163
SXC Health Solutions Corp.*	11,200	1,111,152

		3,055,315

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	56,347	2,211,056
Bruker Corp.*	15,100	200,981
Charles River Laboratories International, Inc.*	5,027	164,685
Covance, Inc.*	545	26,078
Illumina, Inc.*	19,991	807,436
Life Technologies Corp.*	2,724	122,553
Mettler-Toledo International, Inc.*	5,147	802,160
Techne Corp.	5,954	441,787
Waters Corp.*	14,442	1,147,706

		5,924,442

Pharmaceuticals (4.0%)
Abbott Laboratories	242,106	15,608,574
Allergan, Inc.	49,244	4,558,517
Bristol-Myers Squibb Co.	248,900	8,947,955
Eli Lilly and Co.	60,532	2,597,428
Endo Health Solutions, Inc.*	11,900	368,662
Johnson & Johnson	100,314	6,777,214
Mylan, Inc.*	63,923	1,366,034
Perrigo Co.	15,189	1,791,239
Salix Pharmaceuticals Ltd.*	9,400	511,736
Warner Chilcott plc, Class A*	27,100	485,632
Watson Pharmaceuticals, Inc.*	20,700	1,531,593

		44,544,584

Total Health Care		132,971,467

Industrials (12.4%)
Aerospace & Defense (3.5%)
BE Aerospace, Inc.*	15,900	694,194
Boeing Co.	109,771	8,155,985
Goodrich Corp.	20,499	2,601,323
Honeywell International, Inc.	126,491	7,063,257
Lockheed Martin Corp.	37,731	3,285,616
Precision Castparts Corp.	23,627	3,886,405
Rockwell Collins, Inc.	23,570	1,163,180
Spirit AeroSystems Holdings, Inc., Class A*	4,347	103,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Textron, Inc.	2,800	$69,636
TransDigm Group, Inc.*	8,353	1,121,808
Triumph Group, Inc.	2,700	151,929
United Technologies Corp.	147,882	11,169,527

		39,466,449

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	26,358	1,542,734
Expeditors International of Washington, Inc.	31,176	1,208,070
FedEx Corp.	3,200	293,152
United Parcel Service, Inc., Class B	117,559	9,258,947

		12,302,903

Airlines (0.3%)
Copa Holdings S.A., Class A	4,398	362,747
Delta Air Lines, Inc.*	88,089	964,574
Southwest Airlines Co.	24,145	222,617
United Continental Holdings, Inc.*	53,887	1,311,071

		2,861,009

Building Products (0.1%)
Armstrong World Industries, Inc.	3,431	168,668
Fortune Brands Home & Security, Inc.*	4,200	93,534
Lennox International, Inc.	8,268	385,537
Masco Corp.	57,875	802,726

		1,450,465

Commercial Services & Supplies (0.3%)
Cintas Corp.	8,000	308,880
Clean Harbors, Inc.*	7,700	434,434
Copart, Inc.*	16,454	389,795
Covanta Holding Corp.	1,200	20,580
Iron Mountain, Inc.	22,804	751,620
Pitney Bowes, Inc.	17,000	254,490
Rollins, Inc.	10,300	230,411
Stericycle, Inc.*	13,871	1,271,555
Waste Connections, Inc.	1,144	34,228

		3,695,993

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,700	368,212
Fluor Corp.	20,479	1,010,434

		1,378,646

Electrical Equipment (1.1%)
AMETEK, Inc.	26,082	1,301,753
Babcock & Wilcox Co.*	19,202	470,449
Cooper Industries plc	17,800	1,213,604
Emerson Electric Co.	100,071	4,661,307
General Cable Corp.*	400	10,376
Hubbell, Inc., Class B	8,000	623,520
Polypore International, Inc.*	7,500	302,925
Rockwell Automation, Inc.	23,212	1,533,385
Roper Industries, Inc.	15,873	1,564,760

		11,682,079

Industrial Conglomerates (1.0%)
3M Co.	101,241	$9,071,194
Carlisle Cos., Inc.	911	48,301
Danaher Corp.	32,138	1,673,747

		10,793,242

Machinery (2.8%)
Caterpillar, Inc.	105,895	8,991,545
Colfax Corp.*	1,500	41,355
Cummins, Inc.	31,186	3,022,235
Deere & Co.	64,547	5,219,916
Donaldson Co., Inc.	24,080	803,550
Flowserve Corp.	8,223	943,589
Graco, Inc.	9,816	452,321
IDEX Corp.	2,576	100,413
Illinois Tool Works, Inc.	65,200	3,448,428
Ingersoll-Rand plc	39,700	1,674,546
ITT Corp.	3,500	61,600
Joy Global, Inc.	17,128	971,671
Lincoln Electric Holdings, Inc.	13,600	595,544
Manitowoc Co., Inc.	16,300	190,710
Nordson Corp.	9,700	497,513
PACCAR, Inc.	13,091	513,036
Pall Corp.	18,768	1,028,674
Parker Hannifin Corp.	11,000	845,680
Snap-on, Inc.	1,900	118,275
SPX Corp.	2,500	163,300
Timken Co.	1,200	54,948
Toro Co.	4,863	356,409
Valmont Industries, Inc.	3,768	455,815
Wabtec Corp.	7,817	609,804
Xylem, Inc.	3,200	80,544

		31,241,421

Marine (0.0%)
Alexander & Baldwin, Inc.	500	26,625
Kirby Corp.*	6,688	314,871

		341,496

Professional Services (0.4%)
Dun & Bradstreet Corp.	5,240	372,931
Equifax, Inc.	17,600	820,160
IHS, Inc., Class A*	8,217	885,217
Nielsen Holdings N.V.*	4,891	128,242
Robert Half International, Inc.	23,205	662,967
Verisk Analytics, Inc., Class A*	20,591	1,014,313

		3,883,830

Road & Rail (1.3%)
Con-way, Inc.	4,928	177,950
CSX Corp.	114,100	2,551,276
Hertz Global Holdings, Inc.*	22,800	291,840
J.B. Hunt Transport Services, Inc.	14,570	868,372
Kansas City Southern	13,969	971,684
Landstar System, Inc.	7,566	391,313
Union Pacific Corp.	77,274	9,219,561

		14,471,996

Trading Companies & Distributors (0.4%)
Fastenal Co.	48,008	1,935,203
MRC Global, Inc.*	2,200	46,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

MSC Industrial Direct Co., Inc., Class A	7,377	$483,562
United Rentals, Inc.*	15,200	517,408
W.W. Grainger, Inc.	9,546	1,825,577

		4,808,566

Total Industrials		138,378,095

Information Technology (31.6%)
Communications Equipment (1.8%)
Acme Packet, Inc.*	9,400	175,310
EchoStar Corp., Class A*	1,600	42,272
F5 Networks, Inc.*	12,940	1,288,306
Harris Corp.	5,439	227,622
Motorola Solutions, Inc.	47,400	2,280,414
QUALCOMM, Inc.	278,239	15,492,348
Riverbed Technology, Inc.*	25,700	415,055

		19,921,327

Computers & Peripherals (8.9%)
Apple, Inc.*	151,822	88,664,048
Diebold, Inc.	800	29,528
EMC Corp.*	340,752	8,733,474
Fusion-io, Inc.*	10,946	228,662
NCR Corp.*	25,712	584,434
NetApp, Inc.*	39,526	1,257,717
Western Digital Corp.*	15,400	469,392

		99,967,255

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	26,332	1,446,154
Dolby Laboratories, Inc., Class A*	4,774	197,166
FLIR Systems, Inc.	20,206	394,017
IPG Photonics Corp.*	5,100	222,309
Jabil Circuit, Inc.	5,418	110,148
National Instruments Corp.	15,070	404,780
Trimble Navigation Ltd.*	20,284	933,267

		3,707,841

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	26,823	851,630
AOL, Inc.*	3,400	95,472
eBay, Inc.*	187,976	7,896,872
Equinix, Inc.*	7,821	1,373,759
Facebook, Inc., Class A*	68,300	2,125,496
Google, Inc., Class A*	42,092	24,416,306
IAC/InterActiveCorp	1,800	82,080
LinkedIn Corp., Class A*	10,100	1,073,327
Rackspace Hosting, Inc.*	17,700	777,738
VeriSign, Inc.*	23,541	1,025,681

		39,718,361

IT Services (7.0%)
Accenture plc, Class A	104,500	6,279,405
Alliance Data Systems Corp.*	8,240	1,112,400
Automatic Data Processing, Inc.	79,400	4,419,404
Broadridge Financial Solutions, Inc.	20,187	429,377
Cognizant Technology Solutions Corp., Class A*	49,407	2,964,420
DST Systems, Inc.	889	48,282

Fiserv, Inc.*	18,329	$1,323,720
FleetCor Technologies, Inc.*	7,824	274,153
Gartner, Inc.*	15,100	650,055
Genpact Ltd.*	16,454	273,630
Global Payments, Inc.	12,756	551,442
International Business Machines Corp.	176,956	34,609,054
Jack Henry & Associates, Inc.	14,100	486,732
Lender Processing Services, Inc.	13,675	345,704
Mastercard, Inc., Class A	17,612	7,575,097
NeuStar, Inc., Class A*	10,850	362,390
Paychex, Inc.	48,980	1,538,462
SAIC, Inc.	16,239	196,817
Teradata Corp.*	27,351	1,969,546
Total System Services, Inc.	22,500	538,425
Vantiv, Inc., Class A*	6,400	149,056
VeriFone Systems, Inc.*	17,400	575,766
Visa, Inc., Class A	84,827	10,487,162
Western Union Co.	99,455	1,674,822

		78,835,321

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	1,307	44,908

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	101,923	584,019
Altera Corp.	52,356	1,771,727
Analog Devices, Inc.	4,099	154,409
Atmel Corp.*	6,100	40,870
Avago Technologies Ltd.	37,200	1,335,480
Broadcom Corp., Class A*	55,437	1,873,771
Cypress Semiconductor Corp.*	14,451	191,042
Freescale Semiconductor Ltd.*	7,600	77,900
Intel Corp.	606,700	16,168,555
Lam Research Corp.*	10,298	388,647
Linear Technology Corp.	37,315	1,169,079
LSI Corp.*	92,300	587,951
Maxim Integrated Products, Inc.	23,678	607,104
Microchip Technology, Inc.	31,417	1,039,274
Silicon Laboratories, Inc.*	6,293	238,505
Skyworks Solutions, Inc.*	27,400	749,938
Teradyne, Inc.*	3,600	50,616
Texas Instruments, Inc.	124,731	3,578,532
Xilinx, Inc.	42,763	1,435,554

		32,042,973

Software (7.1%)
Adobe Systems, Inc.*	46,134	1,493,358
ANSYS, Inc.*	15,112	953,718
Ariba, Inc.*	15,900	711,684
Autodesk, Inc.*	37,480	1,311,425
BMC Software, Inc.*	26,119	1,114,759
CA, Inc.	3,200	86,688
Cadence Design Systems, Inc.*	44,500	489,055
Citrix Systems, Inc.*	30,229	2,537,422
Compuware Corp.*	1,800	16,722
Concur Technologies, Inc.*	7,400	503,940
FactSet Research Systems, Inc.	7,269	675,581
Fortinet, Inc.*	21,100	489,942
Informatica Corp.*	17,500	741,300
Intuit, Inc.	47,629	2,826,781
MICROS Systems, Inc.*	13,014	666,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Microsoft Corp.#	1,221,749	$37,373,302
NetSuite, Inc.*	5,100	279,327
Nuance Communications, Inc.*	39,198	933,696
Oracle Corp.	620,131	18,417,891
Red Hat, Inc.*	31,251	1,765,056
Rovi Corp.*	3,593	70,495
Salesforce.com, Inc.*	22,496	3,110,297
SolarWinds, Inc.*	10,000	435,600
Solera Holdings, Inc.	11,200	468,048
Splunk, Inc.*	2,500	70,250
Symantec Corp.*	6,639	96,996
Synopsys, Inc.*	1,652	48,618
TIBCO Software, Inc.*	26,700	798,864
VMware, Inc., Class A*	14,366	1,307,881
Zynga, Inc., Class A*	21,200	115,328

		79,910,341

Total Information Technology		354,148,327

Materials (3.9%)
Chemicals (3.4%)
Airgas, Inc.	11,200	940,912
Albemarle Corp.	8,182	487,974
Celanese Corp.	25,392	879,071
CF Industries Holdings, Inc.	2,394	463,813
E.I. du Pont de Nemours & Co.	152,121	7,692,759
Eastman Chemical Co.	17,900	901,623
Ecolab, Inc.	42,241	2,894,776
FMC Corp.	22,258	1,190,358
International Flavors & Fragrances, Inc.	13,166	721,497
Intrepid Potash, Inc.*	4,100	93,316
LyondellBasell Industries N.V., Class A	3,800	153,026
Monsanto Co.	86,568	7,166,099
NewMarket Corp.	1,500	324,900
PPG Industries, Inc.	24,700	2,621,164
Praxair, Inc.	48,468	5,269,926
Rockwood Holdings, Inc.	3,300	146,355
RPM International, Inc.	8,300	225,760
Scotts Miracle-Gro Co., Class A	5,993	246,432
Sherwin-Williams Co.	14,171	1,875,532
Sigma-Aldrich Corp.	19,624	1,450,802
Solutia, Inc.	19,900	558,195
Valspar Corp.	15,100	792,599
W.R. Grace & Co.*	11,100	559,995
Westlake Chemical Corp.	700	36,582

		37,693,466

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,836	302,353

Containers & Packaging (0.3%)
AptarGroup, Inc.	3,600	183,780
Ball Corp.	25,424	1,043,655
Crown Holdings, Inc.*	5,703	196,697
Owens-Illinois, Inc.*	19,800	379,566
Packaging Corp. of America	14,600	412,304
Rock-Tenn Co., Class A	1,300	70,915
Silgan Holdings, Inc.	7,900	337,251

		2,624,168

Metals & Mining (0.2%)
Allied Nevada Gold Corp.*	14,500	$411,510
Carpenter Technology Corp.	500	23,920
Compass Minerals International, Inc.	5,319	405,733
Molycorp, Inc.*	2,700	58,185
Royal Gold, Inc.	9,522	746,525
Southern Copper Corp.	19,629	618,510
Steel Dynamics, Inc.	7,600	89,300
Tahoe Resources, Inc.*	2,900	40,281

		2,393,964

Total Materials		43,013,951

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.0%)
Level 3 Communications, Inc.*	13,514	299,335
tw telecom, Inc.*	24,357	625,001
Verizon Communications, Inc.	461,100	20,491,284
Windstream Corp.	56,680	547,529

		21,963,149

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	47,564	2,790,104
SBA Communications Corp., Class A*	19,718	1,124,912

		3,915,016

Total Telecommunication Services		25,878,165

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	8,333	574,227

Gas Utilities (0.1%)
ONEOK, Inc.	33,700	1,425,847
Questar Corp.	6,500	135,590

		1,561,437

Water Utilities (0.0%)
Aqua America, Inc.	2,500	62,400

Total Utilities		2,198,064

Total Common Stocks (99.7%) (Cost $710,513,557)		1,116,087,802

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $2,730)	515	968

Total Investments (99.7%) (Cost $710,516,287)		1,116,088,770
Other Assets Less Liabilities (0.3%)		3,610,455

Net Assets (100%)		$1,119,699,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $18,476,360.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	29	September-12	$1,899,545	$1,966,780	$67,235

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$180,599,456	$—	$—	$180,599,456
Consumer Staples	147,696,340	—	—	147,696,340
Energy	41,575,118	—	—	41,575,118
Financials	49,628,819	—	—	49,628,819
Health Care	132,971,467	—	—	132,971,467
Industrials	138,378,095	—	—	138,378,095
Information Technology	354,148,327	—	—	354,148,327
Materials	43,013,951	—	—	43,013,951
Telecommunication Services	25,878,165	—	—	25,878,165
Utilities	2,198,064	—	—	2,198,064
Futures	67,235	—	—	67,235
Rights
Health Care	968	—	—	968

Total Assets	$1,116,156,005	$—	$—	$1,116,156,005

Total Liabilities	$—	$—	$—	$—

Total	$1,116,156,005	$—	$—	$1,116,156,005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	67,235	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$67,235

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	467,668	—	—	467,668
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$467,668	$—	$—	$467,668

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	44,082	—	—	44,082
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$44,082	$—	$—	$44,082

The Portfolio held futures contracts with an average notional value of approximately $4,628,000 during the six months ended June 30, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$179,740,523
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$253,112,893

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$408,623,851
Aggregate gross unrealized depreciation	(8,113,530)

Net unrealized appreciation	$400,510,321

Federal income tax cost of investments	$715,578,449

The Portfolio has a net capital loss carryforward of $68,763,391, which expires in the year 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $710,516,287)	$1,116,088,770
Cash	3,738,113
Dividends, interest and other receivables	1,099,822
Receivable from Separate Accounts for Trust shares sold	189,091
Due from broker for futures variation margin	49,302
Receivable for securities sold	1,590
Other assets	7,969

Total assets	1,121,174,657

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	461,903
Payable for securities purchased	460,847
Investment management fees payable	315,029
Distribution fees payable - Class IB	127,533
Administrative fees payable	93,699
Distribution fees payable - Class IA	3,295
Trustees' fees payable	1,536
Accrued expenses	11,590

Total liabilities	1,475,432

NET ASSETS	$1,119,699,225

Net assets were comprised of:
Paid in capital	$745,255,284
Accumulated undistributed net investment income (loss)	5,876,258
Accumulated undistributed net realized gain (loss) on investments and futures	(37,072,035)
Net unrealized appreciation (depreciation) on investments and futures	405,639,718

Net assets	$1,119,699,225

Class IA
Net asset value, offering and redemption price per share, $16,805,036 / 1,730,299 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.71

Class IB
Net asset value, offering and redemption price per share, $634,883,948 / 66,730,714 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.51

Class K
Net asset value, offering and redemption price per share, $468,010,241 / 48,127,671 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,812 foreign withholding tax)	$9,232,191
Interest	7,905

Total income	9,240,096

EXPENSES
Investment management fees	2,049,126
Distribution fees - Class IB	798,860
Administrative fees	609,814
Printing and mailing expenses	62,091
Professional fees	34,620
Custodian fees	27,598
Distribution fees - Class IA	19,765
Trustees' fees	16,581
Miscellaneous	9,747

Total expenses	3,628,202

NET INVESTMENT INCOME (LOSS)	5,611,894

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	36,438,700
Futures	467,668

Net realized gain (loss)	36,906,368

Change in unrealized appreciation (depreciation) on:
Securities	63,959,273
Futures	44,082

Net change in unrealized appreciation (depreciation)	64,003,355

NET REALIZED AND UNREALIZED GAIN (LOSS)	100,909,723

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,521,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,611,894	$11,064,282
Net realized gain (loss) on investments and futures	36,906,368	58,001,311
Net change in unrealized appreciation (depreciation) on investments and futures	64,003,355	(40,301,606)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	106,521,617	28,763,987

DIVIDENDS:
Dividends from net investment income
Class IA	—	(303,860)
Class IB	—	(5,338,087)
Class K†	—	(5,579,458)

TOTAL DIVIDENDS	—	(11,221,405)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 240,598 and 1,464,017 shares, respectively ]	2,330,061	13,101,005
Capital shares issued in reinvestment of dividends [ 0 and 35,985 shares, respectively ]	—	303,860
Capital shares repurchased [ (111,216) and (66,863,019) shares, respectively ]	(1,086,449)	(573,370,351	)(z)

Total Class IA transactions	1,243,612	(559,965,486)

Class IB
Capital shares sold [ 5,375,699 and 10,172,836 shares, respectively ]	50,682,629	89,101,776
Capital shares issued in reinvestment of dividends [ 0 and 634,825 shares, respectively ]	—	5,338,087
Capital shares repurchased [ (6,150,806) and (14,418,702) shares, respectively ]	(57,972,218)	(127,040,108)

Total Class IB transactions	(7,289,589)	(32,600,245)

Class K†
Capital shares sold [ 248,391 and 57,573,948 shares, respectively ]	2,393,503	486,842,119(z	)
Capital shares issued in reinvestment of dividends [ 0 and 649,239 shares, respectively ]	—	5,579,458
Capital shares repurchased [ (8,369,886) and (1,974,021) shares, respectively ]	(81,136,175)	(17,178,085)

Total Class K transactions	(78,742,672)	475,243,492

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(84,788,649)	(117,322,239)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,732,968	(99,779,657)
NET ASSETS:
Beginning of period	1,097,966,257	1,197,745,914

End of period (a)	$1,119,699,225	$1,097,966,257

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,876,258	$264,364

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Large Cap Growth Index Portfolio exchanged approximately 55,307,044 Class IA shares for approximately 55,307,044 Class K shares. This exchange amounted to approximately $466,976,333.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011		2010		2009	2008		2007
Net asset value, beginning of period	$8.86	$8.77		$7.60		$5.68	$8.95		$7.82

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.09	(e)	0.09	(e)	0.09 (e)	0.03	(e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and futures	0.81	0.10		1.18		1.99	(3.28)		1.12

Total from investment operations	0.85	0.19		1.27		2.08	(3.25)		1.13

Less distributions:
Dividends from net investment income	—	(0.10)		(0.10)		(0.16)	(0.02)		—

Net asset value, end of period	$9.71	$8.86		$8.77		$7.60	$5.68		$8.95

Total return (b)	9.59%	2.23%		16.74	%(aa)	36.67%	(36.18	)%(k)	14.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,805	$14,178		$587,034		$587,223	$55,568		$7,442
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.47	%(c)	0.49%		0.50%	0.80%		0.80%
After waivers and fees paid indirectly (a)	0.73%	0.47	%(c)	0.49%		0.50%	0.68%		0.78%
Before waivers and fees paid indirectly (a)	0.73%	0.47	%(c)	0.49%		0.50%	1.01%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.86%	0.99%		1.16%		1.45%	0.31%		0.05%
After waivers and fees paid indirectly (a)	0.86%	0.99%		1.16%		1.45%	0.43%		0.07%
Before waivers and fees paid indirectly (a)	0.86%	0.99%		1.16%		1.45%	0.10%		(0.18)%
Portfolio turnover rate	15%	18%		23%		49%	131%		89%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010		2009		2008		2007
Net asset value, beginning of period	$8.68	$8.59	$7.45		$5.57		$8.76		$7.68

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.07 (e)	0.07	(e)	0.09	(e)	0.01	(e)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments and futures	0.79	0.10	1.15		1.93		(3.19)		1.10

Total from investment operations	0.83	0.17	1.22		2.02		(3.18)		1.08

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)		(0.14)		(0.01)		—

Net asset value, end of period	$9.51	$8.68	$8.59		$7.45		$5.57		$8.76

Total return (b)	9.56%	2.00%	16.36	%(bb)	36.27%		(36.29	)%(l)	14.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$634,884	$585,640	$610,712		$582,328		$446,803		$754,477
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.72%	0.74%		0.75	%(c)	1.05%		1.05%
After waivers and fees paid indirectly (a)	0.73%	0.72%	0.74%		0.75	%(c)	0.93	%(c)	1.03	%(c)
Before waivers and fees paid indirectly (a)	0.73%	0.72%	0.74%		0.75	%(c)	1.26	%(c)	1.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.85%	0.85%	0.91%		1.47%		0.05%		(0.20)%
After waivers and fees paid indirectly (a)	0.85%	0.85%	0.91%		1.47%		0.16%		(0.19)%
Before waivers and fees paid indirectly (a)	0.85%	0.85%	0.91%		1.47%		(0.17)%		(0.43)%
Portfolio turnover rate	15%	18%	23%		49%		131%		89%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.86	$8.27

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	0.81	0.65

Total from investment operations	0.86	0.69

Less distributions:
Dividends from net investment income	—	(0.10)

Net asset value, end of period	$9.72	$8.86

Total return (b)	9.71%	8.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$468,010	$498,148
Ratio of expenses to average net assets:
After waivers (a)	0.48%	0.47%
After waivers and fees paid indirectly (a)	0.48%	0.47%
Before waivers and fees paid indirectly (a)	0.48%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.09%	1.32%
After waivers and fees paid indirectly (a)	1.09%	1.32%
Before waivers and fees paid indirectly (a)	1.09%	1.32%
Portfolio turnover rate	15%	18%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(k)	Includes a gain incurred from a litigation payment. Without this gain, the total return would have been (38.49)%.
(l)	Includes a gain incurred from a litigation payment. Without this gain, the total return would have been (38.69)%.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 16.21%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 15.95%.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	19.3%
Consumer Discretionary	15.4
Exchange Traded Funds	9.9
Health Care	8.9
Industrials	7.1
Consumer Staples	6.8
Financials	4.5
Energy	3.0
Materials	2.3
Telecommunication Services	0.9
Utilities	0.1
Cash and Other	21.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,098.60	$4.86
Hypothetical (5% average return before expenses)	1,000.00	1,020.23	4.68
Class IB
Actual	1,000.00	1,099.60	4.87
Hypothetical (5% average return before expenses)	1,000.00	1,020.23	4.68
Class K
Actual	1,000.00	1,101.10	3.56
Hypothetical (5% average return before expenses)	1,000.00	1,021.47	3.43

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.93%, 0.93% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.4%)
Auto Components (0.1%)
Allison Transmission Holdings, Inc.	3,072	$53,944
BorgWarner, Inc.*	13,482	884,284
Delphi Automotive plc*	38,612	984,606
Gentex Corp.	16,964	354,039
Goodyear Tire & Rubber Co.*	28,786	339,963
Visteon Corp.*	344	12,900
WABCO Holdings, Inc.*	7,034	372,310

		3,002,046

Automobiles (0.4%)
Harley-Davidson, Inc.	27,234	1,245,411
Tesla Motors, Inc.*	254,912	7,976,196
Thor Industries, Inc.	358	9,813

		9,231,420

Distributors (0.1%)
Genuine Parts Co.	18,340	1,104,985
LKQ Corp.*	17,341	579,189

		1,684,174

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	12,020	435,004
H&R Block, Inc.	21,652	345,999
ITT Educational Services, Inc.*	2,835	172,226
Weight Watchers International, Inc.	3,130	161,383

		1,114,612

Hotels, Restaurants & Leisure (4.6%)
Bally Technologies, Inc.*	5,070	236,566
Brinker International, Inc.	8,868	282,623
Chipotle Mexican Grill, Inc.*	38,166	14,501,172
Choice Hotels International, Inc.	301	12,019
Darden Restaurants, Inc.	15,134	766,234
Dunkin’ Brands Group, Inc.	9,564	328,428
International Game Technology	19,238	302,999
Las Vegas Sands Corp.	46,745	2,032,940
Marriott International, Inc., Class A	27,571	1,080,783
McDonald’s Corp.	326,059	28,866,003
Panera Bread Co., Class A*	3,333	464,754
Penn National Gaming, Inc.*	620	27,646
Starbucks Corp.	463,505	24,714,087
Starwood Hotels & Resorts Worldwide, Inc.	23,250	1,233,180
Wyndham Worldwide Corp.	17,164	905,229
Wynn Resorts Ltd.	150,542	15,614,216
Yum! Brands, Inc.	54,177	3,490,082

		94,858,961

Household Durables (0.1%)
D.R. Horton, Inc.	2,386	43,855
Garmin Ltd.	991	37,945
Jarden Corp.	2,146	90,175
NVR, Inc.*	532	452,200
Tempur-Pedic International, Inc.*	7,472	174,770

Tupperware Brands Corp.	6,577	$360,157

		1,159,102

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	42,556	9,717,663
Expedia, Inc.	6,428	308,994
Groupon, Inc.*	5,089	54,096
HomeAway, Inc.*	3,362	73,090
Liberty Interactive Corp.*	9,397	167,173
Netflix, Inc.*	6,531	447,177
priceline.com, Inc.*	36,495	24,251,657
TripAdvisor, Inc.*	9,614	429,650

		35,449,500

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	12,259	415,212
Mattel, Inc.	31,009	1,005,932
Polaris Industries, Inc.	7,610	543,963

		1,965,107

Media (1.5%)
AMC Networks, Inc., Class A*	6,717	238,789
Cablevision Systems Corp. - New York Group, Class A	2,627	34,913
CBS Corp., Class B	12,961	424,862
Charter Communications, Inc., Class A*	5,737	406,581
Cinemark Holdings, Inc.	13,513	308,772
Clear Channel Outdoor Holdings, Inc., Class A*	2,902	17,470
Comcast Corp., Class A	150,363	4,807,105
DIRECTV, Class A*	77,049	3,761,532
Discovery Communications, Inc., Class A*	29,991	1,619,514
DISH Network Corp., Class A	18,761	535,627
Interpublic Group of Cos., Inc.	3,127	33,928
John Wiley & Sons, Inc., Class A	2,391	117,135
Lamar Advertising Co., Class A*	7,819	223,623
Liberty Global, Inc., Class A*	30,858	1,531,483
Liberty Media Corp. - Liberty Capital*	830	72,965
Madison Square Garden Co., Class A*	414	15,500
McGraw-Hill Cos., Inc.	32,902	1,480,590
Morningstar, Inc.	2,824	163,340
News Corp., Class A	84,762	1,889,345
Omnicom Group, Inc.	32,070	1,558,602
Pandora Media, Inc.*	11,997	130,407
Regal Entertainment Group, Class A	3,655	50,293
Scripps Networks Interactive, Inc., Class A	9,992	568,145
Sirius XM Radio, Inc.*	447,126	827,183
Time Warner Cable, Inc.	36,760	3,017,996
Viacom, Inc., Class B	62,089	2,919,425
Virgin Media, Inc.	32,674	796,919
Walt Disney Co.	77,373	3,752,591

		31,304,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Multiline Retail (1.8%)
Big Lots, Inc.*	7,788	$317,672
Dollar General Corp.*	619,086	33,672,087
Dollar Tree, Inc.*	27,286	1,467,987
Family Dollar Stores, Inc.	11,370	755,878
Kohl’s Corp.	1,974	89,797
Macy’s, Inc.	6,584	226,160
Nordstrom, Inc.	18,498	919,166
Target Corp.	4,356	253,476

		37,702,223

Specialty Retail (3.5%)
Aaron’s, Inc.	6,799	192,480
Advance Auto Parts, Inc.	8,648	589,967
American Eagle Outfitters, Inc.	17,889	352,950
Ascena Retail Group, Inc.*	14,453	269,115
AutoNation, Inc.*	2,210	77,969
AutoZone, Inc.*	4,479	1,644,554
Bed Bath & Beyond, Inc.*	27,348	1,690,106
CarMax, Inc.*	4,885	126,717
Chico’s FAS, Inc.	13,847	205,489
Dick’s Sporting Goods, Inc.	10,922	524,256
DSW, Inc., Class A	3,638	197,907
Foot Locker, Inc.	3,681	112,565
Gap, Inc.	35,637	975,028
GNC Holdings, Inc., Class A	8,707	341,314
Home Depot, Inc.	593,272	31,437,483
Limited Brands, Inc.	28,396	1,207,682
Lowe’s Cos., Inc.	18,475	525,429
O’Reilly Automotive, Inc.*	14,832	1,242,477
PetSmart, Inc.	12,751	869,363
Ross Stores, Inc.	26,649	1,664,763
Sally Beauty Holdings, Inc.*	17,070	439,382
Tiffany & Co.	12,522	663,040
TJX Cos., Inc.	576,996	24,770,438
Tractor Supply Co.	8,476	704,017
Ulta Salon Cosmetics & Fragrance, Inc.	7,397	690,732
Urban Outfitters, Inc.*	12,528	345,648
Williams-Sonoma, Inc.	5,836	204,085

		72,064,956

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.*	5,692	299,399
Coach, Inc.	33,804	1,976,858
Deckers Outdoor Corp.*	2,816	123,932
Fossil, Inc.*	6,426	491,846
Hanesbrands, Inc.*	11,476	318,229
Michael Kors Holdings Ltd.*	9,972	417,228
NIKE, Inc., Class B	254,902	22,375,298
PVH Corp.	7,640	594,316
Ralph Lauren Corp.	7,247	1,015,015
Under Armour, Inc., Class A*	4,569	431,679
VF Corp.	10,311	1,376,003

		29,419,803

Total Consumer Discretionary		318,956,539

Consumer Staples (6.8%)
Beverages (2.0%)
Anheuser-Busch InBev N.V. (ADR)	92,777	$7,389,688
Brown-Forman Corp., Class B	10,252	992,906
Coca-Cola Co.	228,487	17,865,399
Coca-Cola Enterprises, Inc.	2,576	72,231
Dr. Pepper Snapple Group, Inc.	24,918	1,090,162
Monster Beverage Corp.*	16,955	1,207,196
PepsiCo, Inc.	183,974	12,999,603

		41,617,185

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	50,964	4,841,580
CVS Caremark Corp.	30,451	1,422,975
Fresh Market, Inc.*	3,233	173,386
Kroger Co.	65,989	1,530,285
Safeway, Inc.	3,902	70,821
Sysco Corp.	36,313	1,082,491
Wal-Mart Stores, Inc.	156,865	10,936,628
Whole Foods Market, Inc.	21,594	2,058,340

		22,116,506

Food Products (1.8%)
Campbell Soup Co.	16,152	539,154
Dean Foods Co.*	18,621	317,116
Flowers Foods, Inc.	13,189	306,380
General Mills, Inc.	59,621	2,297,793
Green Mountain Coffee Roasters, Inc.*	13,698	298,342
H.J. Heinz Co.	23,443	1,274,830
Hershey Co.	17,654	1,271,618
Hillshire Brands Co.	11,895	344,836
Hormel Foods Corp.	9,032	274,753
Ingredion, Inc.	1,924	95,277
Kellogg Co.	26,862	1,325,102
Kraft Foods, Inc., Class A	10,845	418,834
McCormick & Co., Inc. (Non-Voting)	15,598	946,019
Mead Johnson Nutrition Co.	350,405	28,211,107

		37,921,161

Household Products (0.5%)
Church & Dwight Co., Inc.	10,081	559,193
Clorox Co.	938	67,967
Colgate-Palmolive Co.	51,480	5,359,068
Kimberly-Clark Corp.	41,237	3,454,424
Procter & Gamble Co.	23,530	1,441,213

		10,881,865

Personal Products (0.2%)
Avon Products, Inc.	39,162	634,816
Estee Lauder Cos., Inc., Class A	27,071	1,465,083
Herbalife Ltd.	13,759	664,972
Nu Skin Enterprises, Inc., Class A	6,652	311,979

		3,076,850

Tobacco (1.2%)
Altria Group, Inc.	185,747	6,417,559
Lorillard, Inc.	15,353	2,025,828
Philip Morris International, Inc.	184,379	16,088,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Reynolds American, Inc.	13,011	$583,804

		25,116,102

Total Consumer Staples		140,729,669

Energy (3.0%)
Energy Equipment & Services (0.9%)
Atwood Oceanics, Inc.*	2,112	79,918
Cameron International Corp.*	22,251	950,340
CARBO Ceramics, Inc.	2,322	178,167
Dresser-Rand Group, Inc.*	8,897	396,272
FMC Technologies, Inc.*	28,127	1,103,422
Halliburton Co.	112,502	3,193,932
Helmerich & Payne, Inc.	2,606	113,309
National Oilwell Varco, Inc.	11,431	736,614
Oceaneering International, Inc.	12,740	609,736
Oil States International, Inc.*	5,243	347,087
RPC, Inc.	6,319	75,133
Schlumberger Ltd.	156,870	10,182,432
SEACOR Holdings, Inc.*	1,116	99,748

		18,066,110

Oil, Gas & Consumable Fuels (2.1%)
Cabot Oil & Gas Corp.	24,683	972,510
Cheniere Energy, Inc.*	14,346	211,460
Cobalt International Energy, Inc.*	20,388	479,118
Concho Resources, Inc.*	12,236	1,041,528
Continental Resources, Inc.*	4,962	330,568
EOG Resources, Inc.	31,713	2,857,658
Golar LNG Ltd.	5,116	192,873
Kinder Morgan, Inc.	661,512	21,313,917
Kosmos Energy Ltd.*	8,310	91,825
Laredo Petroleum Holdings, Inc.*	2,243	46,654
Noble Energy, Inc.	4,643	393,819
Occidental Petroleum Corp.	126,976	10,890,732
Pioneer Natural Resources Co.	12,084	1,065,930
Range Resources Corp.	19,078	1,180,356
SM Energy Co.	6,287	308,755
Southwestern Energy Co.*	14,210	453,725
Sunoco, Inc.	10,669	506,778
Whiting Petroleum Corp.*	1,965	80,801
Williams Cos., Inc.	73,597	2,121,066
World Fuel Services Corp.	2,706	102,909

		44,642,982

Total Energy		62,709,092

Financials (4.5%)
Capital Markets (0.3%)
Affiliated Managers Group, Inc.*	4,507	493,291
BlackRock, Inc.	8,015	1,361,107
Eaton Vance Corp.	13,585	366,116
Federated Investors, Inc., Class B	9,004	196,737
Franklin Resources, Inc.	3,799	421,651
Lazard Ltd., Class A	13,448	349,514
LPL Financial Holdings, Inc.	5,129	173,206
SEI Investments Co.	16,147	321,164
T. Rowe Price Group, Inc.	30,008	1,889,304

Waddell & Reed Financial, Inc., Class A	10,156	$307,524

		5,879,614

Commercial Banks (2.3%)
Signature Bank/New York*	984	59,995
U.S. Bancorp	564,502	18,154,384
Wells Fargo & Co.	847,709	28,347,389

		46,561,768

Consumer Finance (0.7%)
American Express Co.	265,266	15,441,134

Diversified Financial Services (0.1%)
CBOE Holdings, Inc.	8,898	246,297
IntercontinentalExchange, Inc.*	8,558	1,163,717
Leucadia National Corp.	5,479	116,538
Moody’s Corp.	23,075	843,391
MSCI, Inc.*	14,298	486,418

		2,856,361

Insurance (0.2%)
Allied World Assurance Co. Holdings AG	2,182	173,404
Aon plc	3,264	152,690
Arch Capital Group Ltd.*	1,785	70,847
Arthur J. Gallagher & Co.	13,943	488,981
Brown & Brown, Inc.	1,224	33,378
Endurance Specialty Holdings Ltd.	526	20,156
Erie Indemnity Co., Class A	3,038	217,551
Hanover Insurance Group, Inc.	2,411	94,342
Marsh & McLennan Cos., Inc.	50,894	1,640,314
Travelers Cos., Inc.	19,862	1,267,990
Validus Holdings Ltd.	1,776	56,885

		4,216,538

Real Estate Investment Trusts (REITs) (0.9%)
American Campus Communities, Inc. (REIT)	870	39,133
American Tower Corp. (REIT)	46,416	3,244,943
Apartment Investment & Management Co. (REIT), Class A	11,167	301,844
Boston Properties, Inc. (REIT)	2,978	322,726
BRE Properties, Inc. (REIT)	2,563	128,201
Camden Property Trust (REIT)	7,112	481,269
Digital Realty Trust, Inc. (REIT)	12,962	973,057
Equity Lifestyle Properties, Inc. (REIT)	4,013	276,777
Equity Residential (REIT)	2,794	174,234
Essex Property Trust, Inc. (REIT)	4,143	637,691
Extra Space Storage, Inc. (REIT)	7,685	235,161
Federal Realty Investment Trust (REIT)	5,902	614,339
HCP, Inc. (REIT)	3,455	152,538
Home Properties, Inc. (REIT)	3,057	187,577
Kilroy Realty Corp. (REIT)	619	29,966
Mid-America Apartment Communities, Inc. (REIT)	4,546	310,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Plum Creek Timber Co., Inc. (REIT)	18,997	$754,181
Post Properties, Inc. (REIT)	2,616	128,053
Public Storage (REIT)	16,784	2,423,777
Rayonier, Inc. (REIT)	11,408	512,219
Regency Centers Corp. (REIT)	6,369	302,973
Simon Property Group, Inc. (REIT)	29,995	4,669,022
Tanger Factory Outlet Centers (REIT)	10,896	349,217
Taubman Centers, Inc. (REIT)	2,150	165,894
Weyerhaeuser Co. (REIT)	20,231	452,365

		17,867,376

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	38,591	631,349
St. Joe Co.*	905	14,308

		645,657

Thrifts & Mortgage Finance (0.0%)
People’s United Financial, Inc.	9,085	105,477

Total Financials		93,573,925

Health Care (8.9%)
Biotechnology (2.5%)
Alexion Pharmaceuticals, Inc.*	22,596	2,243,783
Amgen, Inc.	91,484	6,681,991
Amylin Pharmaceuticals, Inc.*	17,318	488,887
ARIAD Pharmaceuticals, Inc.*	19,495	335,509
Biogen Idec, Inc.*	199,950	28,868,781
BioMarin Pharmaceutical, Inc.*	14,373	568,883
Celgene Corp.*	51,817	3,324,579
Gilead Sciences, Inc.*	89,086	4,568,330
Human Genome Sciences, Inc.*	23,417	307,465
Incyte Corp.*	11,316	256,873
Medivation, Inc.*	4,265	389,821
Myriad Genetics, Inc.*	9,983	237,296
Onyx Pharmaceuticals, Inc.*	7,572	503,160
Regeneron Pharmaceuticals, Inc.*	9,086	1,037,803
United Therapeutics Corp.*	5,943	293,465
Vertex Pharmaceuticals, Inc.*	24,828	1,388,382

		51,495,008

Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	59,263	3,149,828
Becton, Dickinson and Co.	22,223	1,661,169
C.R. Bard, Inc.	9,873	1,060,755
Cooper Cos., Inc.	1,660	132,402
Covidien plc	2,893	154,776
DENTSPLY International, Inc.	7,437	281,193
Edwards Lifesciences Corp.*	13,481	1,392,587
Gen-Probe, Inc.*	5,363	440,839
IDEXX Laboratories, Inc.*	6,474	622,346
Intuitive Surgical, Inc.*	4,670	2,586,199
Medtronic, Inc.	7,442	288,229
ResMed, Inc.*	16,793	523,942
Sirona Dental Systems, Inc.*	1,210	54,462
St. Jude Medical, Inc.	28,462	1,135,918
Stryker Corp.	26,813	1,477,396
Thoratec Corp.*	6,902	231,769
Varian Medical Systems, Inc.*	13,117	797,120

Zimmer Holdings, Inc.	2,072	$133,354

		16,124,284

Health Care Providers & Services (1.8%)
AMERIGROUP Corp.*	4,005	263,969
AmerisourceBergen Corp.	29,757	1,170,938
Cardinal Health, Inc.	21,983	923,286
Catalyst Health Solutions, Inc.*	5,953	556,248
DaVita, Inc.*	11,057	1,085,908
Express Scripts Holding Co.*	489,315	27,318,456
HCA Holdings, Inc.	12,576	382,688
Henry Schein, Inc.*	6,004	471,254
Laboratory Corp. of America Holdings*	11,387	1,054,550
Lincare Holdings, Inc.	7,852	267,125
McKesson Corp.	27,690	2,595,937
Patterson Cos., Inc.	10,176	350,767
Quest Diagnostics, Inc.	2,202	131,900
Tenet Healthcare Corp.*	3,082	16,150
Universal Health Services, Inc., Class B	610	26,328
WellPoint, Inc.	2,413	153,925

		36,769,429

Health Care Technology (0.1%)
Cerner Corp.*	17,044	1,408,857
SXC Health Solutions Corp.*	8,103	803,899

		2,212,756

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	40,892	1,604,602
Bruker Corp.*	10,961	145,891
Charles River Laboratories International, Inc.*	3,654	119,705
Covance, Inc.*	411	19,666
Illumina, Inc.*	14,522	586,544
Life Technologies Corp.*	1,975	88,855
Mettler-Toledo International, Inc.*	3,699	576,489
Techne Corp.	4,332	321,435
Waters Corp.*	10,454	830,779

		4,293,966

Pharmaceuticals (3.5%)
Abbott Laboratories	207,691	13,389,839
Allergan, Inc.	257,001	23,790,583
Bristol-Myers Squibb Co.	663,010	23,835,210
Eli Lilly and Co.	43,874	1,882,633
Endo Health Solutions, Inc.*	8,671	268,628
Johnson & Johnson	72,690	4,910,936
Mylan, Inc.*	46,339	990,264
Perrigo Co.	10,990	1,296,051
Salix Pharmaceuticals Ltd.*	6,830	371,825
Warner Chilcott plc, Class A*	19,707	353,149
Watson Pharmaceuticals, Inc.*	14,987	1,108,888

		72,198,006

Total Health Care		183,093,449

Industrials (7.1%)
Aerospace & Defense (2.1%)
BE Aerospace, Inc.*	11,514	502,701

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Boeing Co.	79,566	$5,911,754
Goodrich Corp.	14,813	1,879,770
Honeywell International, Inc.	91,657	5,118,127
Lockheed Martin Corp.	27,324	2,379,374
Precision Castparts Corp.	102,804	16,910,230
Rockwell Collins, Inc.	17,061	841,960
Spirit AeroSystems Holdings, Inc., Class A*	3,167	75,469
Textron, Inc.	1,946	48,397
TransDigm Group, Inc.*	6,009	807,009
Triumph Group, Inc.	1,999	112,484
United Technologies Corp.	107,206	8,097,269

		42,684,544

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	19,129	1,119,620
Expeditors International of Washington, Inc.	22,587	875,246
FedEx Corp.	2,337	214,093
United Parcel Service, Inc., Class B	85,215	6,711,534

		8,920,493

Airlines (0.1%)
Copa Holdings S.A., Class A	3,148	259,647
Delta Air Lines, Inc.*	63,865	699,322
Southwest Airlines Co.	17,519	161,525
United Continental Holdings, Inc.*	39,061	950,354

		2,070,848

Building Products (0.1%)
Armstrong World Industries, Inc.	2,489	122,359
Fortune Brands Home & Security, Inc.*	3,098	68,993
Lennox International, Inc.	5,995	279,547
Masco Corp.	42,007	582,637

		1,053,536

Commercial Services & Supplies (0.1%)
Cintas Corp.	5,807	224,208
Clean Harbors, Inc.*	5,586	315,162
Copart, Inc.*	11,984	283,901
Covanta Holding Corp.	952	16,327
Iron Mountain, Inc.	16,592	546,872
Pitney Bowes, Inc.	12,337	184,685
Rollins, Inc.	7,512	168,043
Stericycle, Inc.*	10,009	917,525
Waste Connections, Inc.	856	25,612

		2,682,335

Construction & Engineering (0.0%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	7,027	266,745
Fluor Corp.	14,861	733,242

		999,987

Electrical Equipment (0.4%)
AMETEK, Inc.	18,908	943,698
Babcock & Wilcox Co.*	13,953	341,849
Cooper Industries plc	12,911	880,272

Emerson Electric Co.	72,575	$3,380,543
General Cable Corp.*	357	9,261
Hubbell, Inc., Class B	5,769	449,636
Polypore International, Inc.*	5,474	221,095
Rockwell Automation, Inc.	16,797	1,109,610
Roper Industries, Inc.	11,461	1,129,825

		8,465,789

Industrial Conglomerates (0.4%)
3M Co.	73,378	6,574,669
Carlisle Cos., Inc.	634	33,614
Danaher Corp.	23,286	1,212,735

		7,821,018

Machinery (1.8%)
Caterpillar, Inc.	76,755	6,517,267
Colfax Corp.*	1,108	30,547
Cummins, Inc.	168,361	16,315,864
Deere & Co.	46,787	3,783,665
Donaldson Co., Inc.	17,516	584,509
Flowserve Corp.	5,935	681,041
Graco, Inc.	7,110	327,629
IDEX Corp.	1,917	74,725
Illinois Tool Works, Inc.	47,283	2,500,798
Ingersoll-Rand plc	28,815	1,215,417
ITT Corp.	2,562	45,091
Joy Global, Inc.	12,448	706,175
Lincoln Electric Holdings, Inc.	9,846	431,156
Manitowoc Co., Inc.	11,852	138,668
Nordson Corp.	7,013	359,697
PACCAR, Inc.	9,483	371,639
Pall Corp.	13,622	746,622
Parker Hannifin Corp.	7,996	614,732
Snap-on, Inc.	1,360	84,660
SPX Corp.	1,799	117,511
Timken Co.	904	41,394
Toro Co.	3,521	258,054
Valmont Industries, Inc.	2,745	332,063
Wabtec Corp.	5,666	442,005
Xylem, Inc.	2,378	59,854

		36,780,783

Marine (0.0%)
Alexander & Baldwin, Inc.	348	18,531
Kirby Corp.*	4,871	229,327

		247,858

Professional Services (0.1%)
Dun & Bradstreet Corp.	3,789	269,663
Equifax, Inc.	12,745	593,917
IHS, Inc., Class A*	5,923	638,085
Nielsen Holdings N.V.*	3,561	93,369
Robert Half International, Inc.	16,819	480,519
Verisk Analytics, Inc., Class A*	14,920	734,959

		2,810,512

Road & Rail (1.4%)
Con-way, Inc.	3,598	129,924
CSX Corp.	82,756	1,850,424
Hertz Global Holdings, Inc.*	16,544	211,763
J.B. Hunt Transport Services, Inc.	10,564	629,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Kansas City Southern	10,092	$702,000
Landstar System, Inc.	5,524	285,701
Union Pacific Corp.	209,670	25,015,728

		28,825,154

Trading Companies & Distributors (0.2%)
Fastenal Co.	34,828	1,403,917
MRC Global, Inc.*	1,639	34,878
MSC Industrial Direct Co., Inc., Class A	5,359	351,282
United Rentals, Inc.*	11,026	375,325
W.W. Grainger, Inc.	6,873	1,314,393

		3,479,795

Total Industrials		146,842,652

Information Technology (19.3%)
Communications Equipment (1.6%)
Acme Packet, Inc.*	6,843	127,622
EchoStar Corp., Class A*	1,225	32,365
F5 Networks, Inc.*	9,339	929,791
Harris Corp.	3,975	166,354
Motorola Solutions, Inc.	34,356	1,652,867
QUALCOMM, Inc.	528,809	29,444,085
Riverbed Technology, Inc.*	18,648	301,165

		32,654,249

Computers & Peripherals (6.1%)
Apple, Inc.*	201,042	117,408,528
Diebold, Inc.	578	21,334
EMC Corp.*	246,995	6,330,482
Fusion-io, Inc.*	7,933	165,720
NCR Corp.*	18,680	424,596
NetApp, Inc.*	28,651	911,675
Western Digital Corp.*	11,226	342,169

		125,604,504

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	19,058	1,046,665
Dolby Laboratories, Inc., Class A*	3,460	142,898
FLIR Systems, Inc.	14,693	286,514
IPG Photonics Corp.*	3,748	163,375
Jabil Circuit, Inc.	3,986	81,036
National Instruments Corp.	10,978	294,869
Trimble Navigation Ltd.*	14,715	677,037

		2,692,394

Internet Software & Services (2.5%)
Akamai Technologies, Inc.*	19,476	618,363
AOL, Inc.*	2,519	70,734
Baidu, Inc. (ADR)*	151,431	17,411,536
eBay, Inc.*	136,246	5,723,694
Equinix, Inc.*	5,655	993,301
Facebook, Inc., Class A*	212,116	6,601,050
Google, Inc., Class A*	30,451	17,663,712
IAC/InterActiveCorp	1,319	60,146
LinkedIn Corp., Class A*	7,279	773,539
Rackspace Hosting, Inc.*	12,831	563,794
VeriSign, Inc.*	17,098	744,960

		51,224,829

IT Services (4.5%)
Accenture plc, Class A	309,995	$18,627,600
Alliance Data Systems Corp.*	5,923	799,605
Automatic Data Processing, Inc.	57,532	3,202,231
Broadridge Financial Solutions, Inc.	14,692	312,499
Cognizant Technology Solutions Corp., Class A*	35,818	2,149,080
DST Systems, Inc.	614	33,346
Fiserv, Inc.*	13,274	958,648
FleetCor Technologies, Inc.*	5,728	200,709
Gartner, Inc.*	10,973	472,388
Genpact Ltd.*	11,958	198,862
Global Payments, Inc.	9,237	399,315
International Business Machines Corp.	128,225	25,078,245
Jack Henry & Associates, Inc.	10,271	354,555
Lender Processing Services, Inc.	9,964	251,890
Mastercard, Inc., Class A	12,755	5,486,053
NeuStar, Inc., Class A*	7,869	262,825
Paychex, Inc.	35,534	1,116,123
SAIC, Inc.	11,826	143,331
Teradata Corp.*	19,845	1,429,038
Total System Services, Inc.	16,355	391,375
Vantiv, Inc., Class A*	4,639	108,042
VeriFone Systems, Inc.*	12,662	418,986
Visa, Inc., Class A	247,140	30,553,918
Western Union Co.	72,103	1,214,215

		94,162,879

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	964	33,123

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	73,921	423,567
Altera Corp.	37,952	1,284,296
Analog Devices, Inc.	2,983	112,370
Atmel Corp.*	4,437	29,728
Avago Technologies Ltd.	26,998	969,228
Broadcom Corp., Class A*	40,186	1,358,287
Cypress Semiconductor Corp.*	10,536	139,286
Freescale Semiconductor Ltd.*	5,576	57,154
Intel Corp.	439,715	11,718,405
Lam Research Corp.*	7,488	282,597
Linear Technology Corp.	27,080	848,416
LSI Corp.*	66,921	426,287
Maxim Integrated Products, Inc.	17,186	440,649
Microchip Technology, Inc.	22,772	753,298
Silicon Laboratories, Inc.*	4,600	174,340
Skyworks Solutions, Inc.*	19,878	544,061
Teradyne, Inc.*	2,657	37,357
Texas Instruments, Inc.	90,460	2,595,297
Xilinx, Inc.	31,044	1,042,147

		23,236,770

Software (3.4%)
Adobe Systems, Inc.*	33,441	1,082,485
ANSYS, Inc.*	10,957	691,496
Ariba, Inc.*	11,536	516,351
Autodesk, Inc.*	27,181	951,063
BMC Software, Inc.*	18,951	808,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

CA, Inc.	2,379	$64,447
Cadence Design Systems, Inc.*	32,307	355,054
Citrix Systems, Inc.*	21,902	1,838,454
Compuware Corp.*	1,358	12,616
Concur Technologies, Inc.*	5,361	365,084
FactSet Research Systems, Inc.	5,284	491,095
Fortinet, Inc.*	15,360	356,659
Informatica Corp.*	12,734	539,412
Intuit, Inc.	34,545	2,050,246
MICROS Systems, Inc.*	9,451	483,891
Microsoft Corp.	885,443	27,085,701
NetSuite, Inc.*	3,692	202,211
Nuance Communications, Inc.*	28,424	677,060
Oracle Corp.	449,461	13,348,992
Red Hat, Inc.*	22,686	1,281,305
Rovi Corp.*	2,676	52,503
Salesforce.com, Inc.*	16,318	2,256,127
SolarWinds, Inc.*	7,247	315,679
Solera Holdings, Inc.	8,152	340,672
Splunk, Inc.*	1,824	51,255
Symantec Corp.*	4,833	70,610
Synopsys, Inc.*	1,279	37,641
TIBCO Software, Inc.*	19,404	580,568
VMware, Inc., Class A*	137,873	12,551,958
Zynga, Inc., Class A*	15,423	83,901

		69,543,365

Total Information Technology		399,152,113

Materials (2.3%)
Chemicals (2.1%)
Airgas, Inc.	8,078	678,633
Albemarle Corp.	5,917	352,890
Celanese Corp.	18,398	636,939
CF Industries Holdings, Inc.	1,714	332,070
E.I. du Pont de Nemours & Co.	110,227	5,574,179
Eastman Chemical Co.	12,999	654,760
Ecolab, Inc.	30,590	2,096,333
FMC Corp.	16,131	862,686
International Flavors & Fragrances, Inc.	9,536	522,573
Intrepid Potash, Inc.*	3,020	68,735
LyondellBasell Industries N.V., Class A	2,758	111,065
Monsanto Co.	270,378	22,381,891
NewMarket Corp.	1,030	223,098
PPG Industries, Inc.	17,914	1,901,034
Praxair, Inc.	35,132	3,819,902
Rockwood Holdings, Inc.	2,431	107,815
RPM International, Inc.	6,018	163,690
Scotts Miracle-Gro Co., Class A	4,366	179,530
Sherwin-Williams Co.	10,217	1,352,220
Sigma-Aldrich Corp.	14,221	1,051,358
Solutia, Inc.	14,450	405,322
Valspar Corp.	10,952	574,870
W.R. Grace & Co.*	8,023	404,760
Westlake Chemical Corp.	513	26,809

		44,483,162

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	2,745	216,361

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,631	$134,313
Ball Corp.	18,431	756,593
Crown Holdings, Inc.*	4,203	144,961
Owens-Illinois, Inc.*	14,357	275,224
Packaging Corp. of America	10,588	299,005
Rock-Tenn Co., Class A	956	52,150
Silgan Holdings, Inc.	5,773	246,449

		1,908,695

Metals & Mining (0.1%)
Allied Nevada Gold Corp.*	10,575	300,119
Carpenter Technology Corp.	407	19,471
Compass Minerals International, Inc.	3,890	296,729
Molycorp, Inc.*	1,959	42,216
Royal Gold, Inc.	6,912	541,901
Southern Copper Corp.	14,280	449,963
Steel Dynamics, Inc.	5,567	65,412
Tahoe Resources, Inc.*	2,133	29,627

		1,745,438

Total Materials		48,353,656

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
Level 3 Communications, Inc.*	9,826	217,646
tw telecom, Inc.*	17,704	454,285
Verizon Communications, Inc.	334,199	14,851,803
Windstream Corp.	41,110	397,123

		15,920,857

Wireless Telecommunication Services (0.1%)
Crown Castle International Corp.*	34,468	2,021,893
SBA Communications Corp., Class A*	14,266	813,875

		2,835,768

Total Telecommunication Services		18,756,625

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	6,043	416,423

Gas Utilities (0.1%)
ONEOK, Inc.	24,450	1,034,479
Questar Corp.	4,716	98,376

		1,132,855

Water Utilities (0.0%)
Aqua America, Inc.	1,736	43,331

Total Utilities		1,592,609

Total Common Stocks (68.3%) (Cost $996,179,743)		1,413,760,329

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.9%)
iShares Morningstar Large Core Index Fund	10,223	794,327

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

iShares Morningstar Large Growth Index Fund‡	731,365	$53,989,876
iShares Morningstar Large Value Index Fund	3,968	243,836
iShares NYSE 100 Index Fund	5,794	369,753
iShares Russell 1000 Growth Index Fund	1,100,873	69,608,200
iShares Russell 1000 Index Fund	7,525	565,955
iShares Russell 1000 Value Index Fund	7,290	497,397
iShares S&P 100 Index Fund	2,587	161,610
iShares S&P 500 Growth Index Fund	590,050	43,374,575
iShares S&P 500 Index Fund	2,179	297,978
iShares S&P 500 Value Index Fund	8,104	504,717
Vanguard Growth ETF	512,322	34,843,019

Vanguard Value ETF	5,800	$324,452

Total Investment Companies (9.9%) (Cost $152,627,328)		205,575,695

Total Investments (78.2%) (Cost $1,148,807,071)		1,619,336,024
Other Assets Less Liabilities (21.8%)		450,811,983

Net Assets (100%)		$2,070,148,007

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
iShares Morningstar Large Growth Index Fund	$47,864,202	$420,224	$—	$53,989,876	$197,371	$—

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,501	September-12	$75,352,702	$78,344,695	$2,991,993
S&P 500 E-Mini Index	4,654	September-12	302,119,126	315,634,280	13,515,154

					$16,507,147

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$318,956,539	$—	$—	$318,956,539
Consumer Staples	140,729,669	—	—	140,729,669
Energy	62,709,092	—	—	62,709,092
Financials	93,573,925	—	—	93,573,925
Health Care	183,093,449	—	—	183,093,449
Industrials	146,842,652	—	—	146,842,652
Information Technology	399,152,113	—	—	399,152,113
Materials	48,353,656	—	—	48,353,656
Telecommunication Services	18,756,625	—	—	18,756,625
Utilities	1,592,609	—	—	1,592,609
Futures	16,507,147	—	—	16,507,147
Investment Companies
Exchange Traded Funds (ETFs)	205,575,695	—	—	205,575,695

Total Assets	$1,635,843,171	$—	$—	$1,635,843,171

Total Liabilities	$—	$—	$—	$—

Total	$1,635,843,171	$—	$—	$1,635,843,171

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	16,507,147	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$16,507,147

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,874,997	—	—	2,874,997
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,874,997	$—	$—	$2,874,997

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	14,784,064	—	—	14,784,064
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$14,784,064	$—	$—	$14,784,064

The Portfolio held futures contracts with an average notional balance of approximately $146,118,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$299,117,828
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$751,876,119

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$449,321,586
Aggregate gross unrealized depreciation	(20,295,486)

Net unrealized appreciation	$429,026,100

Federal income tax cost of investments	$1,190,309,924

The portfolio has a net capital loss carryforward of $672,135,063 of which $107,609,436 expires in the year 2016 and $564,525,627 expires in the year 2017.

Included in the capital loss carryforward amounts are $49,340,618 of losses acquired from the EQ/Capital Guardian Growth Portfolio as a result of a tax free reorganization that occurred during the year 2011. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $37,726,340)	$53,989,876
Unaffiliated Issuers (Cost $1,111,080,731)	1,565,346,148
Cash	372,017,851
Cash held as collateral at broker	23,179,000
Receivable for securities sold	54,929,003
Due from broker for futures variation margin	10,382,295
Dividends, interest and other receivables	1,727,676
Receivable from Separate Accounts for Trust shares sold	149,637
Other assets	23,819

Total assets	2,081,745,305

LIABILITIES
Payable for securities purchased	8,572,793
Payable to Separate Accounts for Trust shares redeemed	1,429,952
Investment management fees payable	832,530
Administrative fees payable	318,047
Distribution fees payable - Class IB	192,425
Distribution fees payable - Class IA	1,891
Trustees’ fees payable	1,355
Accrued expenses	248,305

Total liabilities	11,597,298

NET ASSETS	$2,070,148,007

Net assets were comprised of:
Paid in capital	$2,285,587,663
Accumulated undistributed net investment income (loss)	6,250,073
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(708,725,829)
Net unrealized appreciation (depreciation) on investments and futures	487,036,100

Net assets	$2,070,148,007

Class IA
Net asset value, offering and redemption price per share, $9,242,119 / 515,084 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.94

Class IB
Net asset value, offering and redemption price per share, $956,988,596 / 54,543,439 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.55

Class K
Net asset value, offering and redemption price per share, $1,103,917,292 / 61,447,764 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends ($197,371 of dividend income received from affiliates) (net of $3,954 foreign withholding tax)	$14,332,904
Interest	64,322

Total income	14,397,226

EXPENSES
Investment management fees	5,265,138
Administrative fees	1,712,487
Distribution fees - Class IB	1,214,141
Printing and mailing expenses	112,468
Professional fees	49,787
Custodian fees	45,003
Trustees’ fees	29,972
Distribution fees - Class IA	11,752
Miscellaneous	15,768

Gross expenses	8,456,516
Less: Fees paid indirectly	(865)

Net expenses	8,455,651

NET INVESTMENT INCOME (LOSS)	5,941,575

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	78,410,779
Futures	2,874,997
Foreign currency transactions	(18,467)

Net realized gain (loss)	81,267,309

Change in unrealized appreciation (depreciation) on:
Securities ($5,705,450 of change in unrealized appreciation (depreciation) from affiliates)	99,367,047
Futures	14,784,064

Net change in unrealized appreciation (depreciation)	114,151,111

NET REALIZED AND UNREALIZED GAIN (LOSS)	195,418,420

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$201,359,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,941,575	$11,460,066
Net realized gain (loss) on investments, futures and foreign currency transactions	81,267,309	(38,828,561)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	114,151,111	(58,371,162)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	201,359,995	(85,739,657)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(108,144)
Class IB	—	(3,915,306)
Class K†	—	(7,316,666)

TOTAL DIVIDENDS	—	(11,340,116)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 32,924 and 6,638,698 shares, respectively ]	594,737	108,918,665
Capital shares issued in connection with merger (Note 9) [ 0 and 87,000 shares, respectively ]	—	1,560,495
Capital shares issued in reinvestment of dividends [ 0 and 6,834 shares, respectively ]	—	108,144
Capital shares repurchased [ (50,515) and (70,760,990) shares, respectively ]	(904,086)	(1,143,960,105	)(z)

Total Class IA transactions	(309,349)	(1,033,372,801)

Class IB
Capital shares sold [ 1,540,405 and 2,407,028 shares, respectively ]	26,771,879	40,025,181
Capital shares issued in connection with merger (Note 9) [ 0 and 21,272,958 shares, respectively ]	—	373,711,126
Capital shares issued in reinvestment of dividends [ 0 and 252,719 shares, respectively ]	—	3,915,306
Capital shares repurchased [ (4,095,895) and (8,892,689) shares, respectively ]	(71,754,323)	(148,564,231)

Total Class IB transactions	(44,982,444)	269,087,382

Class K†
Capital shares sold [ 395,302 and 69,282,366 shares, respectively ]	7,040,746	1,115,056,894	(z)
Capital shares issued in reinvestment of dividends [ 0 and 461,835 shares, respectively ]	—	7,316,666
Capital shares repurchased [ (6,152,950) and (2,538,789) shares, respectively ]	(110,050,525)	(41,123,751)

Total Class K transactions	(103,009,779)	1,081,249,809

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(148,301,572)	316,964,390

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,058,423	219,884,617
NET ASSETS:
Beginning of period	2,017,089,584	1,797,204,967

End of period (a)	$2,070,148,007	$2,017,089,584

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,250,073	$308,498

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Large Cap Growth PLUS Portfolio exchanged approximately 64,406,965 Class IA shares for approximately 64,406,965 Class K shares. This exchange amounted to approximately $1,035,030,569.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$16.33	$17.00	$14.95	$11.32	$18.12	$15.74

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.11 (e)	0.10 (e)	0.13 (e)	0.14 (e)	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.57	(0.67)	2.05	3.71	(6.89)	2.39

Total from investment operations	1.61	(0.56)	2.15	3.84	(6.75)	2.49

Less distributions:
Dividends from net investment income	—	(0.11)	(0.10)	(0.21)	(0.05)	(0.11)

Net asset value, end of period	$17.94	$16.33	$17.00	$14.95	$11.32	$18.12

Total return (b)	9.86%	(3.27)%	14.40%	33.93%	(37.28)%	15.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,242	$8,697	$1,097,259	$939,856	$2,408,216	$7,371
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.93%	0.67%	0.68%	0.70%	0.73%	0.73%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.67%	0.68%	0.69%	0.73%	0.58%
Before waivers and reimbursements (a)(f)	0.93%	0.68%	0.69%	0.70%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.43%	0.61%	0.65%	1.10%	0.18%	0.49%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.43%	0.61%	0.65%	1.10%	0.18%	0.64%
Before waivers and reimbursements (a)(f)	0.43%	0.61%	0.64%	1.10%	0.17%	0.49%
Portfolio turnover rate	15%	39%	39%	43%	33%	136%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010		2009		2008		2007
Net asset value, beginning of period	$15.96	$16.64	$14.59		$10.95		$17.75		$15.40

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.06 (e)	0.06	(e)	0.12	(e)	0.07	(e)	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.55	(0.67)	2.05		3.68		(6.85)		2.35

Total from investment operations	1.59	(0.61)	2.11		3.80		(6.78)		2.41

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)		(0.16)		(0.02)		(0.06)

Net asset value, end of period	$17.55	$15.96	$16.64		$14.59		$10.95		$17.75

Total return (b)	9.96%	(3.66)%	14.46%		34.77%		(38.28)%		15.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$956,989	$911,391	$699,946		$679,158		$537,379		$978,032
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.93%	0.92%	0.93	%(c)	0.95	%(c)	0.98	%(c)	0.98	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.92%	0.93	%(c)	0.94%		0.98	%(c)	0.83%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.93%	0.94%		0.95	%(c)	0.99	%(c)	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.43%	0.35%	0.43%		0.94%		0.48%		0.24%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.43%	0.35%	0.43%		0.95%		0.49%		0.39%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.43%	0.34%	0.42%		0.94%		0.47%		0.23%
Portfolio turnover rate	15%	39%	39%		43%		33%		136%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$16.32	$15.80

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.59	0.57

Total from investment operations	1.65	0.63

Less distributions:
Dividends from net investment income	—	(0.11)

Net asset value, end of period	$17.97	$16.32

Total return (b)	10.11%	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,103,917	$1,097,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.68%	0.68%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.68%	0.68%
Before waivers and reimbursements (a)(f)	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.67%	1.06%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.67%	1.07%
Before waivers and reimbursements (a)(f)	0.67%	1.06%
Portfolio turnover rate	15%	39%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	25.8%
Energy	16.2
Health Care	11.6
Industrials	9.0
Consumer Discretionary	7.6
Utilities	7.2
Consumer Staples	7.1
Information Technology	6.6
Materials	3.8
Telecommunication Services	3.6
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,083.20	$3.83
Hypothetical (5% average return before expenses)	1,000.00	1,021.18	3.72
Class IB
Actual	1,000.00	1,083.50	3.83
Hypothetical (5% average return before expenses)	1,000.00	1,021.18	3.72
Class K
Actual	1,000.00	1,083.20	2.51
Hypothetical (5% average return before expenses)	1,000.00	1,022.45	2.44

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.74%, 0.74% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.6%)
Auto Components (0.4%)
Johnson Controls, Inc.	32,286	$894,645
Lear Corp.	4,840	182,613
TRW Automotive Holdings Corp.*	4,915	180,676
Visteon Corp.*	2,500	93,750

		1,351,684

Automobiles (0.7%)
Ford Motor Co.	178,300	1,709,897
General Motors Co.*	36,400	717,808
Thor Industries, Inc.	1,900	52,079

		2,479,784

Diversified Consumer Services (0.1%)
DeVry, Inc.	3,100	96,007
H&R Block, Inc.	5,159	82,441
Service Corp. International	10,232	126,570

		305,018

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	19,788	678,135
Choice Hotels International, Inc.	1,247	49,793
Hyatt Hotels Corp., Class A*	2,025	75,249
International Game Technology	6,600	103,950
Marriott International, Inc., Class A	900	35,280
MGM Resorts International*	18,916	211,102
Penn National Gaming, Inc.*	2,837	126,502
Royal Caribbean Cruises Ltd.	7,194	187,260
Wendy’s Co.	15,048	71,026

		1,538,297

Household Durables (0.6%)
D.R. Horton, Inc.	12,227	224,732
Garmin Ltd.	4,785	183,218
Harman International Industries, Inc.	3,324	131,630
Jarden Corp.	2,915	122,488
Leggett & Platt, Inc.	6,662	140,768
Lennar Corp., Class A	7,700	238,007
Mohawk Industries, Inc.*	2,727	190,426
Newell Rubbermaid, Inc.	13,935	252,781
PulteGroup, Inc.*	17,297	185,078
Toll Brothers, Inc.*	6,875	204,394
Whirlpool Corp.	3,716	227,271

		2,100,793

Internet & Catalog Retail (0.2%)
Expedia, Inc.	1,700	81,719
Liberty Interactive Corp.*	22,789	405,416

		487,135

Leisure Equipment & Products (0.0%)
Mattel, Inc.	3,623	117,530

Media (3.2%)
Cablevision Systems Corp. - New York Group, Class A	8,500	112,965
CBS Corp., Class B	25,566	838,053

Clear Channel Outdoor Holdings, Inc., Class A*	2,116	$12,738
Comcast Corp., Class A	66,900	2,138,793
DISH Network Corp., Class A	2,124	60,640
DreamWorks Animation SKG, Inc., Class A*	3,800	72,428
Gannett Co., Inc.	11,173	164,578
Interpublic Group of Cos., Inc.	19,800	214,830
John Wiley & Sons, Inc., Class A	1,300	63,687
Lamar Advertising Co., Class A*	504	14,414
Liberty Media Corp. - Liberty Capital*	4,786	420,737
Madison Square Garden Co., Class A*	2,786	104,308
News Corp., Class A	65,320	1,455,983
Regal Entertainment Group, Class A	2,352	32,364
Thomson Reuters Corp.	17,643	501,943
Time Warner, Inc.	45,645	1,757,333
Walt Disney Co.	53,663	2,602,656
Washington Post Co., Class B	163	60,933

		10,629,383

Multiline Retail (0.9%)
Dillard’s, Inc., Class A	1,500	95,520
J.C. Penney Co., Inc.	7,559	176,200
Kohl’s Corp.	10,741	488,608
Macy’s, Inc.	17,090	587,042
Sears Holdings Corp.*	1,702	101,609
Target Corp.	29,700	1,728,243

		3,177,222

Specialty Retail (1.0%)
Aaron’s, Inc.	1,167	33,038
Abercrombie & Fitch Co., Class A	4,060	138,608
American Eagle Outfitters, Inc.	2,129	42,005
AutoNation, Inc.*	707	24,943
Best Buy Co., Inc.	13,300	278,768
CarMax, Inc.*	9,000	233,460
Chico’s FAS, Inc.	3,100	46,004
Foot Locker, Inc.	5,691	174,031
GameStop Corp., Class A	6,592	121,029
Guess?, Inc.	3,100	94,147
Lowe’s Cos., Inc.	49,536	1,408,804
Signet Jewelers Ltd.	4,271	187,967
Staples, Inc.	32,800	428,040
Tiffany & Co.	1,000	52,950
Williams-Sonoma, Inc.	1,800	62,946

		3,326,740

Textiles, Apparel & Luxury Goods (0.0%)
PVH Corp.	300	23,337

Total Consumer Discretionary		25,536,923

Consumer Staples (7.1%)
Beverages (0.4%)
Beam, Inc.	7,447	465,363
Brown-Forman Corp., Class B	568	55,011
Coca-Cola Enterprises, Inc.	13,199	370,100
Constellation Brands, Inc., Class A*	7,450	201,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Molson Coors Brewing Co., Class B	6,049	$251,699

		1,343,770

Food & Staples Retailing (1.6%)
CVS Caremark Corp.	48,575	2,269,910
Safeway, Inc.	9,884	179,394
Sysco Corp.	13,200	393,492
Walgreen Co.	40,998	1,212,721
Wal-Mart Stores, Inc.	16,982	1,183,985

		5,239,502

Food Products (2.1%)
Archer-Daniels-Midland Co.	31,316	924,448
Bunge Ltd.	6,911	433,596
Campbell Soup Co.	1,734	57,881
ConAgra Foods, Inc.	19,735	511,728
Dean Foods Co.*	1,202	20,470
General Mills, Inc.	6,672	257,139
H.J. Heinz Co.	5,691	309,477
Hormel Foods Corp.	2,751	83,685
Ingredion, Inc.	2,829	140,092
J.M. Smucker Co.	5,319	401,691
Kellogg Co.	815	40,204
Kraft Foods, Inc., Class A	79,862	3,084,270
Ralcorp Holdings, Inc.*	2,690	179,531
Smithfield Foods, Inc.*	7,636	165,167
Tyson Foods, Inc., Class A	13,824	260,306

		6,869,685

Household Products (2.5%)
Church & Dwight Co., Inc.	2,500	138,675
Clorox Co.	5,804	420,558
Colgate-Palmolive Co.	1,846	192,169
Energizer Holdings, Inc.*	3,194	240,348
Kimberly-Clark Corp.	2,005	167,959
Procter & Gamble Co.	120,771	7,397,224

		8,556,933

Personal Products (0.0%)
Avon Products, Inc.	4,700	76,187

Tobacco (0.5%)
Altria Group, Inc.	21,633	747,420
Philip Morris International, Inc.	6,563	572,687
Reynolds American, Inc.	10,396	466,469

		1,786,576

Total Consumer Staples		23,872,653

Energy (16.2%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.*	1,977	74,810
Baker Hughes, Inc.	20,849	856,894
Cameron International Corp.*	2,708	115,659
Diamond Offshore Drilling, Inc.	3,225	190,694
Halliburton Co.	29,900	848,861
Helmerich & Payne, Inc.	3,556	154,615
McDermott International, Inc.*	11,178	124,523
Nabors Industries Ltd.*	14,153	203,803
National Oilwell Varco, Inc.	15,649	1,008,422
Oil States International, Inc.*	450	29,790
Patterson-UTI Energy, Inc.	6,257	91,102

Rowan Cos., plc, Class A*	5,028	$162,555
SEACOR Holdings, Inc.*	506	45,226
Superior Energy Services, Inc.*	7,500	151,725
Tidewater, Inc.	2,539	117,708
Unit Corp.*	2,177	80,309

		4,256,696

Oil, Gas & Consumable Fuels (15.0%)
Alpha Natural Resources, Inc.*	10,492	91,385
Anadarko Petroleum Corp.	23,786	1,574,633
Apache Corp.	18,558	1,631,063
Cheniere Energy, Inc.*	3,100	45,694
Chesapeake Energy Corp.	31,497	585,844
Chevron Corp.	93,807	9,896,639
Cimarex Energy Co.	4,100	225,992
Cobalt International Energy, Inc.*	446	10,481
ConocoPhillips	60,070	3,356,712
CONSOL Energy, Inc.	10,800	326,592
Denbury Resources, Inc.*	18,584	280,804
Devon Energy Corp.	19,235	1,115,438
Energen Corp.	3,540	159,760
EQT Corp.	6,305	338,137
EXCO Resources, Inc.	5,900	44,781
Exxon Mobil Corp.	222,299	19,022,125
Hess Corp.	14,518	630,807
HollyFrontier Corp.	9,800	347,214
Marathon Oil Corp.	33,548	857,822
Marathon Petroleum Corp.	16,174	726,536
Murphy Oil Corp.	9,187	462,014
Newfield Exploration Co.*	6,370	186,705
Noble Energy, Inc.	6,579	558,031
Occidental Petroleum Corp.	38,510	3,303,003
Peabody Energy Corp.	12,900	316,308
Phillips 66*	29,735	988,391
Pioneer Natural Resources Co.	969	85,476
Plains Exploration & Production Co.*	6,330	222,689
QEP Resources, Inc.	8,454	253,366
SandRidge Energy, Inc.*	23,300	155,877
SM Energy Co.	597	29,319
Southwestern Energy Co.*	10,900	348,037
Spectra Energy Corp.	31,007	901,063
Sunoco, Inc.	622	29,545
Teekay Corp.	1,833	53,670
Tesoro Corp.*	6,652	166,034
Ultra Petroleum Corp.*	7,300	168,411
Valero Energy Corp.	26,286	634,807
Whiting Petroleum Corp.*	4,800	197,376
World Fuel Services Corp.	2,300	87,469
WPX Energy, Inc.*	9,801	158,580

		50,574,630

Total Energy		54,831,326

Financials (25.8%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.*	600	65,670
American Capital Ltd.*	16,000	161,120
Ameriprise Financial, Inc.	10,410	544,027
Ares Capital Corp.	10,491	167,436
Bank of New York Mellon Corp.	56,699	1,244,543
BlackRock, Inc.	2,864	486,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Charles Schwab Corp.	51,100	$660,723
E*TRADE Financial Corp.*	11,622	93,441
Federated Investors, Inc., Class B	907	19,818
Franklin Resources, Inc.	5,100	566,049
Goldman Sachs Group, Inc.	23,427	2,245,712
Invesco Ltd.	21,331	482,081
Janus Capital Group, Inc.	9,382	73,367
Jefferies Group, Inc.	6,478	84,149
Legg Mason, Inc.	6,926	182,639
LPL Financial Holdings, Inc.	257	8,679
Morgan Stanley	73,267	1,068,965
Northern Trust Corp.	10,281	473,132
Raymond James Financial, Inc.	5,392	184,622
State Street Corp.	23,228	1,036,898
TD Ameritrade Holding Corp.	11,000	187,000

		10,036,435

Commercial Banks (5.6%)
Associated Banc-Corp	8,902	117,417
Bank of Hawaii Corp.	2,124	97,598
BB&T Corp.	33,233	1,025,238
BOK Financial Corp.	1,096	63,787
CapitalSource, Inc.	12,049	80,969
CIT Group, Inc.*	9,712	346,136
City National Corp./California	2,187	106,244
Comerica, Inc.	9,705	298,041
Commerce Bancshares, Inc./ Missouri	3,597	136,326
Cullen/Frost Bankers, Inc.	2,647	152,176
East West Bancorp, Inc.	6,834	160,326
Fifth Third Bancorp	43,688	585,419
First Citizens BancShares, Inc./North Carolina, Class A	263	43,829
First Horizon National Corp.	13,284	114,907
First Niagara Financial Group, Inc.	17,458	133,554
First Republic Bank/California*	4,800	161,280
Fulton Financial Corp.	9,695	96,853
Huntington Bancshares, Inc./Ohio	41,425	265,120
KeyCorp	46,212	357,681
M&T Bank Corp.	6,044	499,053
PNC Financial Services Group, Inc.	25,089	1,533,189
Popular, Inc.*	4,732	78,598
Regions Financial Corp.	68,768	464,184
Signature Bank/New York*	1,900	115,843
SunTrust Banks, Inc.	25,574	619,658
SVB Financial Group*	2,100	123,312
Synovus Financial Corp.	35,338	69,969
TCF Financial Corp.	7,849	90,107
U.S. Bancorp	90,050	2,896,008
Valley National Bancorp	9,472	100,403
Wells Fargo & Co.	232,934	7,789,313
Zions Bancorp	8,768	170,275

		18,892,813

Consumer Finance (1.1%)
American Express Co.	17,000	989,570
Capital One Financial Corp.	27,630	1,510,256
Discover Financial Services	25,219	872,073
SLM Corp.	23,189	364,299

		3,736,198

Diversified Financial Services (4.7%)
Bank of America Corp.	512,272	$4,190,385
Citigroup, Inc.	139,342	3,819,364
CME Group, Inc.	3,180	852,590
Interactive Brokers Group, Inc., Class A	1,419	20,888
JPMorgan Chase & Co.	181,004	6,467,273
Leucadia National Corp.	7,166	152,421
NASDAQ OMX Group, Inc.	5,174	117,294
NYSE Euronext	12,050	308,239

		15,928,454

Insurance (6.9%)
ACE Ltd.	16,058	1,190,380
Aflac, Inc.	22,215	946,137
Alleghany Corp.*	780	265,005
Allied World Assurance Co. Holdings AG	821	65,245
Allstate Corp.	23,288	817,176
American Financial Group, Inc./Ohio	3,691	144,798
American International Group, Inc.*	30,606	982,147
American National Insurance Co.	282	20,098
Aon plc	14,207	664,603
Arch Capital Group Ltd.*	5,701	226,273
Aspen Insurance Holdings Ltd.	3,601	104,069
Assurant, Inc.	4,061	141,485
Assured Guaranty Ltd.	7,654	107,921
Axis Capital Holdings Ltd.	5,206	169,455
Berkshire Hathaway, Inc., Class B*	84,698	7,057,884
Brown & Brown, Inc.	5,085	138,668
Chubb Corp.	12,806	932,533
Cincinnati Financial Corp.	7,056	268,622
CNA Financial Corp.	1,060	29,383
Endurance Specialty Holdings Ltd.	2,004	76,793
Everest Reinsurance Group Ltd.	2,212	228,920
Fidelity National Financial, Inc., Class A	10,637	204,869
Genworth Financial, Inc., Class A*	23,434	132,636
Hanover Insurance Group, Inc.	1,159	45,352
Hartford Financial Services Group, Inc.	20,999	370,212
HCC Insurance Holdings, Inc.	5,058	158,821
Kemper Corp.	2,478	76,199
Lincoln National Corp.	13,614	297,738
Loews Corp.	14,785	604,854
Markel Corp.*	465	205,390
Marsh & McLennan Cos., Inc.	5,443	175,428
MBIA, Inc.*	7,145	77,237
Mercury General Corp.	1,474	61,422
MetLife, Inc.	39,730	1,225,670
Old Republic International Corp.	12,184	101,005
PartnerReinsurance Ltd.	3,093	234,047
Principal Financial Group, Inc.	14,684	385,161
ProAssurance Corp.	1,500	133,635
Progressive Corp.	29,085	605,841
Protective Life Corp.	4,043	118,905
Prudential Financial, Inc.	22,211	1,075,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Reinsurance Group of America, Inc.	3,703	$197,037
RenaissanceReinsurance Holdings Ltd.	2,451	186,301
StanCorp Financial Group, Inc.	2,368	87,995
Torchmark Corp.	4,708	237,989
Travelers Cos., Inc.	10,475	668,724
Unum Group	14,089	269,523
Validus Holdings Ltd.	3,227	103,361
W. R. Berkley Corp.	5,564	216,551
White Mountains Insurance Group Ltd.	246	128,350
XL Group plc	14,945	314,443

		23,277,970

Real Estate Investment Trusts (REITs) (4.2%)
Alexandria Real Estate Equities, Inc. (REIT)	2,942	213,942
American Campus Communities, Inc. (REIT)	3,200	143,936
American Capital Agency Corp. (REIT)	14,300	480,623
Annaly Capital Management, Inc. (REIT)	46,595	781,864
Apartment Investment & Management Co. (REIT), Class A	2,064	55,790
AvalonBay Communities, Inc. (REIT)	4,557	644,724
BioMed Realty Trust, Inc. (REIT)	7,300	136,364
Boston Properties, Inc. (REIT)	5,929	642,526
Brandywine Realty Trust (REIT)	7,053	87,034
BRE Properties, Inc. (REIT)	2,572	128,651
Camden Property Trust (REIT)	988	66,858
CBL & Associates Properties, Inc. (REIT)	7,100	138,734
Chimera Investment Corp. (REIT)	52,494	123,886
CommonWealth REIT (REIT)	3,717	71,069
Corporate Office Properties Trust/Maryland (REIT)	2,567	60,350
DDR Corp. (REIT)	11,112	162,680
Douglas Emmett, Inc. (REIT)	6,649	153,592
Duke Realty Corp. (REIT)	12,902	188,885
Equity Residential (REIT)	13,209	823,713
Extra Space Storage, Inc. (REIT)	1,800	55,080
Federal Realty Investment Trust (REIT)	688	71,614
General Growth Properties, Inc. (REIT)	25,059	453,317
Hatteras Financial Corp. (REIT)	4,600	131,560
HCP, Inc. (REIT)	18,591	820,793
Health Care REIT, Inc. (REIT)	10,170	592,911
Home Properties, Inc. (REIT)	1,100	67,496
Hospitality Properties Trust (REIT)	5,891	145,920
Host Hotels & Resorts, Inc. (REIT)	33,390	528,230
Kilroy Realty Corp. (REIT)	3,000	145,230
Kimco Realty Corp. (REIT)	19,533	371,713
Liberty Property Trust (REIT)	4,922	181,327
Macerich Co. (REIT)	6,270	370,244

Mack-Cali Realty Corp. (REIT)	4,185	$121,658
MFA Financial, Inc. (REIT)	17,000	134,130
National Retail Properties, Inc. (REIT)	5,100	144,279
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,130	139,917
Post Properties, Inc. (REIT)	1,500	73,425
Prologis, Inc. (REIT)	21,886	727,272
Rayonier, Inc. (REIT)	1,200	53,880
Realty Income Corp. (REIT)	6,326	264,237
Regency Centers Corp. (REIT)	1,725	82,058
Retail Properties of America, Inc. (REIT), Class A	4,000	38,880
Senior Housing Properties Trust (REIT)	8,179	182,555
Simon Property Group, Inc. (REIT)	2,284	355,528
SL Green Realty Corp. (REIT)	4,270	342,625
Taubman Centers, Inc. (REIT)	1,901	146,681
UDR, Inc. (REIT)	11,712	302,638
Ventas, Inc. (REIT)	13,736	867,016
Vornado Realty Trust (REIT)	8,856	743,727
Weingarten Realty Investors (REIT)	5,702	150,191
Weyerhaeuser Co. (REIT)	17,333	387,566

		14,298,919

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	6,760	98,696
Howard Hughes Corp.*	1,147	70,701
Jones Lang LaSalle, Inc.	2,100	147,777
St. Joe Co.*	3,405	53,833

		371,007

Thrifts & Mortgage Finance (0.2%)
BankUnited, Inc.	1,800	42,444
Capitol Federal Financial, Inc.	7,785	92,486
Hudson City Bancorp, Inc.	21,744	138,509
New York Community Bancorp, Inc.	20,695	259,308
People’s United Financial, Inc.	13,610	158,012
TFS Financial Corp.*	4,043	38,611
Washington Federal, Inc.	5,059	85,447

		814,817

Total Financials		87,356,613

Health Care (11.6%)
Health Care Equipment & Supplies (1.7%)
Alere, Inc.*	3,676	71,462
Baxter International, Inc.	2,256	119,907
Becton, Dickinson and Co.	700	52,325
Boston Scientific Corp.*	67,945	385,248
CareFusion Corp.*	10,552	270,975
Cooper Cos., Inc.	1,626	129,690
Covidien plc	21,800	1,166,300
DENTSPLY International, Inc.	3,900	147,459
Hill-Rom Holdings, Inc.	2,905	89,619
Hologic, Inc.*	12,928	233,221
Medtronic, Inc.	46,343	1,794,864
Sirona Dental Systems, Inc.*	2,200	99,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

St. Jude Medical, Inc.	3,400	$135,694
Stryker Corp.	3,900	214,890
Teleflex, Inc.	2,072	126,206
Zimmer Holdings, Inc.	7,559	486,497

		5,523,379

Health Care Providers & Services (2.4%)
Aetna, Inc.	16,533	640,984
AMERIGROUP Corp.*	800	52,728
Brookdale Senior Living, Inc.*	4,668	82,810
Cardinal Health, Inc.	7,578	318,276
Cigna Corp.	13,923	612,612
Community Health Systems, Inc.*	4,281	119,997
Coventry Health Care, Inc.	6,801	216,204
HCA Holdings, Inc.	1,900	57,817
Health Management Associates, Inc., Class A*	12,200	95,770
Health Net, Inc.*	4,041	98,075
Henry Schein, Inc.*	1,800	141,282
Humana, Inc.	7,732	598,766
LifePoint Hospitals, Inc.*	2,333	95,606
MEDNAX, Inc.*	2,300	157,642
Omnicare, Inc.	5,523	172,483
Patterson Cos., Inc.	300	10,341
Quest Diagnostics, Inc.	6,610	395,939
Tenet Healthcare Corp.*	18,895	99,010
UnitedHealth Group, Inc.	49,292	2,883,582
Universal Health Services, Inc., Class B	4,000	172,640
VCA Antech, Inc.*	4,600	101,108
WellPoint, Inc.	14,726	939,372

		8,063,044

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	9,100	99,463

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	1,010	101,010
Covance, Inc.*	2,500	119,625
Life Technologies Corp.*	7,842	352,812
PerkinElmer, Inc.	5,315	137,127
QIAGEN N.V.*	11,100	185,370
Thermo Fisher Scientific, Inc.	17,495	908,165

		1,804,109

Pharmaceuticals (7.0%)
Abbott Laboratories	3,934	253,625
Bristol-Myers Squibb Co.	7,374	265,095
Eli Lilly and Co.	30,945	1,327,850
Endo Health Solutions, Inc.*	2,100	65,058
Forest Laboratories, Inc.*	12,606	441,084
Hospira, Inc.*	7,900	276,342
Johnson & Johnson	101,202	6,837,207
Merck & Co., Inc.	144,572	6,035,881
Mylan, Inc.*	1,677	35,838
Pfizer, Inc.	356,002	8,188,046

		23,726,026

Total Health Care		39,216,021

Industrials (9.0%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.	1,652	$83,542
Boeing Co.	3,442	255,740
Exelis, Inc.	9,413	92,812
General Dynamics Corp.	15,103	996,194
Huntington Ingalls Industries, Inc.*	2,236	89,976
L-3 Communications Holdings, Inc.	4,680	346,367
Lockheed Martin Corp.	1,335	116,252
Northrop Grumman Corp.	11,977	764,013
Raytheon Co.	15,832	895,933
Spirit AeroSystems Holdings, Inc., Class A*	4,299	102,445
Textron, Inc.	12,639	314,332
Triumph Group, Inc.	1,600	90,032

		4,147,638

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	1,000	38,750
FedEx Corp.	14,035	1,285,746
UTi Worldwide, Inc.	4,926	71,969

		1,396,465

Airlines (0.1%)
Copa Holdings S.A., Class A	305	25,156
Delta Air Lines, Inc.*	14,600	159,870
Southwest Airlines Co.	29,449	271,520

		456,546

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	6,347	141,348
Owens Corning, Inc.*	5,968	170,327

		311,675

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	4,681	127,978
Cintas Corp.	2,882	111,274
Corrections Corp. of America	4,796	141,242
Covanta Holding Corp.	4,804	82,389
KAR Auction Services, Inc.*	1,262	21,694
Pitney Bowes, Inc.	3,084	46,167
R.R. Donnelley & Sons Co.	8,553	100,669
Republic Services, Inc.	14,432	381,871
Waste Connections, Inc.	5,470	163,662
Waste Management, Inc.	22,049	736,437

		1,913,383

Construction & Engineering (0.3%)
AECOM Technology Corp.*	5,388	88,633
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	1,783	67,683
Fluor Corp.	2,000	98,680
Jacobs Engineering Group, Inc.*	6,078	230,113
KBR, Inc.	6,782	167,583
Quanta Services, Inc.*	10,164	244,647
Shaw Group, Inc.*	3,081	84,142
URS Corp.	3,917	136,625

		1,118,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (0.2%)
Cooper Industries plc	2,300	$156,814
Emerson Electric Co.	5,500	256,190
General Cable Corp.*	1,275	33,073
GrafTech International Ltd.*	6,400	61,760
Hubbell, Inc., Class B	490	38,191
Regal-Beloit Corp.	1,752	109,080

		655,108

Industrial Conglomerates (3.9%)
3M Co.	3,300	295,680
Carlisle Cos., Inc.	2,829	149,994
Danaher Corp.	18,200	947,856
General Electric Co.	503,654	10,496,149
Tyco International Ltd.	22,025	1,164,021

		13,053,700

Machinery (1.4%)
AGCO Corp.*	4,721	215,891
CNH Global N.V.*	1,262	49,041
Colfax Corp.*	1,600	44,112
Crane Co.	2,241	81,528
Dover Corp.	8,723	467,640
Eaton Corp.	16,092	637,726
Flowserve Corp.	205	23,524
Gardner Denver, Inc.	2,400	126,984
Harsco Corp.	3,336	67,988
IDEX Corp.	3,260	127,075
Illinois Tool Works, Inc.	1,300	68,757
Ingersoll-Rand plc	2,531	106,758
ITT Corp.	3,306	58,186
Kennametal, Inc.	3,408	112,975
Navistar International Corp.*	1,700	48,229
Oshkosh Corp.*	4,800	100,560
PACCAR, Inc.	13,100	513,389
Parker Hannifin Corp.	3,966	304,906
Pentair, Inc.	4,676	178,997
Snap-on, Inc.	2,190	136,328
SPX Corp.	1,759	114,898
Stanley Black & Decker, Inc.	8,268	532,128
Terex Corp.*	5,568	99,277
Timken Co.	3,766	172,445
Trinity Industries, Inc.	3,703	92,501
Xylem, Inc.	7,813	196,653

		4,678,496

Marine (0.0%)
Alexander & Baldwin, Inc.	1,899	101,122
Kirby Corp.*	809	38,088

		139,210

Professional Services (0.2%)
Dun & Bradstreet Corp.	700	49,819
Equifax, Inc.	537	25,024
Manpower, Inc.	3,867	141,725
Nielsen Holdings N.V.*	4,330	113,533
Towers Watson & Co., Class A	2,920	174,908
Verisk Analytics, Inc., Class A*	1,000	49,260

		554,269

Road & Rail (0.5%)
Con-way, Inc.	1,195	43,151

CSX Corp.	16,000	$357,760
Hertz Global Holdings, Inc.*	5,100	65,280
Kansas City Southern	1,150	79,994
Norfolk Southern Corp.	15,501	1,112,507
Ryder System, Inc.	2,409	86,748

		1,745,440

Trading Companies & Distributors (0.1%)
Air Lease Corp.*	1,800	34,902
GATX Corp.	2,377	91,514
WESCO International, Inc.*	2,092	120,395

		246,811

Total Industrials		30,416,847

Information Technology (6.6%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.*	21,808	107,513
Cisco Systems, Inc.	254,600	4,371,482
EchoStar Corp., Class A*	1,359	35,905
Harris Corp.	3,800	159,030
JDS Uniphase Corp.*	11,000	121,000
Juniper Networks, Inc.*	25,200	411,012
Polycom, Inc.*	8,500	89,420

		5,295,362

Computers & Peripherals (1.1%)
Dell, Inc.*	70,100	877,652
Diebold, Inc.	2,757	101,761
Hewlett-Packard Co.	94,000	1,890,340
Lexmark International, Inc., Class A	3,577	95,077
NetApp, Inc.*	5,700	181,374
SanDisk Corp.*	11,600	423,168
Western Digital Corp.*	6,648	202,631

		3,772,003

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	4,695	154,043
Avnet, Inc.*	6,858	211,638
AVX Corp.	1,997	21,348
Corning, Inc.	72,167	933,119
Dolby Laboratories, Inc., Class A*	1,000	41,300
Ingram Micro, Inc., Class A*	7,079	123,670
Itron, Inc.*	2,165	89,285
Jabil Circuit, Inc.	7,218	146,742
Molex, Inc.	6,519	156,065
Tech Data Corp.*	1,903	91,668
Vishay Intertechnology, Inc.*	7,608	71,743

		2,040,621

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	900	28,575
AOL, Inc.*	3,447	96,792
IAC/InterActiveCorp	2,979	135,842
Yahoo!, Inc.*	58,582	927,353

		1,188,562

IT Services (0.4%)
Amdocs Ltd.*	7,971	236,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Computer Sciences Corp.	7,441	$184,686
CoreLogic, Inc.*	5,035	92,191
DST Systems, Inc.	1,300	70,603
Fidelity National Information Services, Inc.	12,052	410,732
Fiserv, Inc.*	1,078	77,853
Genpact Ltd.*	1,500	24,945
Paychex, Inc.	1,000	31,410
SAIC, Inc.	9,000	109,080
Total System Services, Inc.	1,056	25,270

		1,263,668

Office Electronics (0.2%)
Xerox Corp.	64,100	504,467
Zebra Technologies Corp., Class A*	2,100	72,156

		576,623

Semiconductors & Semiconductor Equipment (1.8%)
Analog Devices, Inc.	13,000	489,710
Applied Materials, Inc.	60,500	693,330
Atmel Corp.*	19,327	129,491
Broadcom Corp., Class A*	10,000	338,000
Cree, Inc.*	4,900	125,783
Cypress Semiconductor Corp.*	3,000	39,660
Fairchild Semiconductor International, Inc.*	6,677	94,145
Freescale Semiconductor Ltd.*	800	8,200
Intel Corp.	61,511	1,639,268
KLA-Tencor Corp.	7,956	391,833
Lam Research Corp.*	6,520	246,065
Marvell Technology Group Ltd.	22,300	251,544
Maxim Integrated Products, Inc.	6,900	176,916
Micron Technology, Inc.*	47,029	296,753
NVIDIA Corp.*	29,400	406,308
ON Semiconductor Corp.*	21,600	153,360
PMC-Sierra, Inc.*	9,750	59,865
Teradyne, Inc.*	7,800	109,668
Texas Instruments, Inc.	17,820	511,256

		6,161,155

Software (0.6%)
Activision Blizzard, Inc.	20,098	240,975
Adobe Systems, Inc.*	10,100	326,937
CA, Inc.	15,858	429,593
Compuware Corp.*	9,832	91,339
Electronic Arts, Inc.*	15,100	186,485
Rovi Corp.*	4,200	82,404
Symantec Corp.*	32,300	471,903
Synopsys, Inc.*	6,486	190,883

		2,020,519

Total Information Technology		22,318,513

Materials (3.8%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	10,100	815,373
Albemarle Corp.	1,800	107,352
Ashland, Inc.	3,717	257,625
Cabot Corp.	3,035	123,525
CF Industries Holdings, Inc.	2,379	460,907
Cytec Industries, Inc.	2,191	128,480

Dow Chemical Co.	56,810	$1,789,515
Eastman Chemical Co.	1,300	65,481
Huntsman Corp.	7,101	91,887
LyondellBasell Industries N.V., Class A	14,300	575,861
Mosaic Co.	14,100	772,116
Rockwood Holdings, Inc.	2,300	102,005
RPM International, Inc.	3,838	104,394
Scotts Miracle-Gro Co., Class A	300	12,336
W.R. Grace & Co.*	400	20,180
Westlake Chemical Corp.	800	41,808

		5,468,845

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,100	86,702
Vulcan Materials Co.	6,182	245,487

		332,189

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,099	107,154
Bemis Co., Inc.	4,871	152,657
Crown Holdings, Inc.*	5,400	186,246
Greif, Inc., Class A	1,522	62,402
Owens-Illinois, Inc.*	2,018	38,685
Packaging Corp. of America	556	15,701
Rock-Tenn Co., Class A	3,000	163,650
Sealed Air Corp.	9,701	149,784
Sonoco Products Co.	4,782	144,177

		1,020,456

Metals & Mining (1.5%)
Alcoa, Inc.	51,781	453,084
Allegheny Technologies, Inc.	5,100	162,639
Carpenter Technology Corp.	1,900	90,896
Cliffs Natural Resources, Inc.	6,800	335,172
Commercial Metals Co.	5,985	75,650
Freeport-McMoRan Copper & Gold, Inc.	45,100	1,536,557
Molycorp, Inc.*	2,300	49,565
Newmont Mining Corp.	23,300	1,130,283
Nucor Corp.	15,120	573,048
Reliance Steel & Aluminum Co.	3,009	151,955
Southern Copper Corp.	1,900	59,869
Steel Dynamics, Inc.	8,201	96,362
Tahoe Resources, Inc.*	3,000	41,670
Titanium Metals Corp.	2,100	23,751
United States Steel Corp.	7,024	144,694
Walter Energy, Inc.	3,000	132,480

		5,057,675

Paper & Forest Products (0.3%)
Domtar Corp.	1,773	136,007
International Paper Co.	20,775	600,605
MeadWestvaco Corp.	8,187	235,377

		971,989

Total Materials		12,851,154

Telecommunication Services (3.6%)
Diversified Telecommunication Services (3.4%)
AT&T, Inc.	278,662	9,937,087
CenturyLink, Inc.	29,708	1,173,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Frontier Communications Corp.	47,533	$182,051
Level 3 Communications, Inc.*	3,790	83,948
Windstream Corp.	12,010	116,017

		11,492,272

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	1,995	2,235
MetroPCS Communications, Inc.*	14,400	87,120
NII Holdings, Inc.*	8,187	83,753
Sprint Nextel Corp.*	143,253	467,005
Telephone & Data Systems, Inc.	4,546	96,784
U.S. Cellular Corp.*	871	33,638

		770,535

Total Telecommunication Services		12,262,807

Utilities (7.2%)
Electric Utilities (4.1%)
American Electric Power Co., Inc.	23,254	927,835
Duke Energy Corp.	63,658	1,467,953
Edison International	15,476	714,991
Entergy Corp.	8,469	574,960
Exelon Corp.	40,753	1,533,128
FirstEnergy Corp.	19,863	977,061
Great Plains Energy, Inc.	6,535	139,914
Hawaiian Electric Industries, Inc.	4,404	125,602
NextEra Energy, Inc.	19,784	1,361,337
Northeast Utilities	14,867	576,988
NV Energy, Inc.	11,834	208,042
OGE Energy Corp.	4,692	242,999
Pepco Holdings, Inc.	11,342	221,963
Pinnacle West Capital Corp.	5,251	271,687
PPL Corp.	27,574	766,833
Progress Energy, Inc.	14,095	848,096
Southern Co.	41,396	1,916,635
Westar Energy, Inc.	5,328	159,574
Xcel Energy, Inc.	23,119	656,811

		13,692,409

Gas Utilities (0.2%)
AGL Resources, Inc.	5,808	225,060
Atmos Energy Corp.	4,227	148,241
National Fuel Gas Co.	3,444	161,799
Questar Corp.	6,554	136,716
UGI Corp.	5,258	154,743

		826,559

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	30,486	391,135
Calpine Corp.*	18,347	302,909
NRG Energy, Inc.*	11,094	192,592

		886,636

Multi-Utilities (2.5%)
Alliant Energy Corp.	5,443	$248,038
Ameren Corp.	11,525	386,549
CenterPoint Energy, Inc.	20,682	427,497
CMS Energy Corp.	12,070	283,645
Consolidated Edison, Inc.	13,877	863,011
Dominion Resources, Inc.	27,121	1,464,534
DTE Energy Co.	8,101	480,632
Integrys Energy Group, Inc.	3,670	208,713
MDU Resources Group, Inc.	9,046	195,484
NiSource, Inc.	13,372	330,957
PG&E Corp.	20,309	919,388
Public Service Enterprise Group, Inc.	24,058	781,885
SCANA Corp.	5,494	262,833
Sempra Energy	11,459	789,296
TECO Energy, Inc.	10,813	195,283
Vectren Corp.	3,814	112,589
Wisconsin Energy Corp.	10,906	431,550

		8,381,884

Water Utilities (0.1%)
American Water Works Co., Inc.	8,483	290,797
Aqua America, Inc.	5,837	145,692

		436,489

Total Utilities		24,223,977

Total Common Stocks (98.5%) (Cost $307,053,039)		332,886,834

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.05%, 8/9/12 #(p)	$85,000	84,995
0.07%, 9/6/12 #(p)	300,000	299,960

Total Government Securities		384,955

Total Short-Term Investments (0.1%)
(Cost $384,948)		384,955

Total Investments (98.6%) (Cost $307,437,987)		333,271,789
Other Assets Less Liabilities (1.4%)		4,802,496

Net Assets (100%)		$338,074,285

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $384,955.
(p)	Yield to maturity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 1000 Mini Index	3	September-12	$216,831	$224,310	$7,479
S&P 500 E-Mini Index	64	September-12	4,192,056	4,340,480	148,424
S&P MidCap 400 E-Mini Index	2	September-12	183,765	187,900	4,135

					$160,038

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$25,536,923	$—	$—	$25,536,923
Consumer Staples	23,872,653	—	—	23,872,653
Energy	54,831,326	—	—	54,831,326
Financials	87,356,613	—	—	87,356,613
Health Care	39,216,021	—	—	39,216,021
Industrials	30,416,847	—	—	30,416,847
Information Technology	22,318,513	—	—	22,318,513
Materials	12,851,154	—	—	12,851,154
Telecommunication Services	12,262,807	—	—	12,262,807
Utilities	24,223,977	—	—	24,223,977
Futures	160,038	—	—	160,038
Short-Term Investments	—	384,955	—	384,955

Total Assets	$333,046,872	$384,955	$—	$333,431,827

Total Liabilities	$—	$—	$—	$—

Total	$333,046,872	$384,955	$—	$333,431,827

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	1,455	216
Purchases	—	—
Sales	(1,455)	(216)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$—

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	160,038	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$160,038

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	442,723	—	—	442,723
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$442,723	$—	$—	$442,723

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	118,479	—	—	118,479
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$118,479	$—	$—	$118,479

The Portfolio held futures contracts with an average notional balance of approximately $5,309,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and in attempt to enhance returns.

Investment security transactions for six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$60,867,882
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$77,482,895

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,869,618
Aggregate gross unrealized depreciation	(20,118,948)

Net unrealized appreciation	$21,750,670

Federal income tax cost of investments	$311,521,119

The Portfolio has a net capital loss carryforward of $73,218,195 of which $67,388,449 expires in the year 2016 and $5,829,746 expires in the year 2017.

Included in the capital loss carryforward amounts are $23,082,531 of losses acquired from the EQ/Lord Abbett Growth and Income Portfolio as a result of a tax free reorganization that occurred during the year 2011. Certain capital loss carryforwards may be subject to Limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $307,437,987)	$333,271,789
Cash	3,898,683
Dividends, interest and other receivables	550,320
Receivable from Separate Accounts for Trust shares sold	345,022
Receivable for securities sold	290,968
Due from broker for futures variation margin	120,006
Other assets	8,162

Total assets	338,484,950

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	205,770
Investment management fees payable	93,767
Distribution fees payable - Class IB	60,941
Administrative fees payable	29,616
Distribution fees payable - Class IA	6,033
Trustees’ fees payable	310
Accrued expenses	14,228

Total liabilities	410,665

NET ASSETS	$338,074,285

Net assets were comprised of:
Paid in capital	$374,783,034
Accumulated undistributed net investment income (loss)	3,327,790
Accumulated undistributed net realized gain (loss) on investments and futures	(66,030,379)
Net unrealized appreciation (depreciation) on investments and futures	25,993,840

Net assets	$338,074,285

Class IA
Net asset value, offering and redemption price per share, $30,537,255 / 5,456,772 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.60

Class IB
Net asset value, offering and redemption price per share, $307,525,139 / 55,107,786 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.58

Class K
Net asset value, offering and redemption price per share, $11,891 / 2,122 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,271 foreign withholding tax)	$4,441,069
Interest	2,130

Total income	4,443,199

EXPENSES
Investment management fees	603,646
Distribution fees - Class IB	392,811
Administrative fees	190,176
Distribution fees - Class IA	38,352
Professional fees	27,386
Printing and mailing expenses	18,226
Trustees’ fees	4,867
Miscellaneous	1,072

Gross expenses	1,276,536
Less: Fees paid indirectly	(10,448)

Net expenses	1,266,088

NET INVESTMENT INCOME (LOSS)	3,177,111

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	11,016,604
Futures	442,723

Net realized gain (loss)	11,459,327

Change in unrealized appreciation (depreciation) on:
Securities	13,114,303
Futures	118,479

Net change in unrealized appreciation (depreciation)	13,232,782

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,692,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,869,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,177,111	$4,730,627
Net realized gain (loss) on investments and futures	11,459,327	5,424,627
Net change in unrealized appreciation (depreciation) on investments and futures	13,232,782	(26,236,029)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,869,220	(16,080,775)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(504,082)
Class IB	—	(4,347,247)
Class K†	—	(177)

TOTAL DIVIDENDS	—	(4,851,506)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 455,811 and 841,420 shares, respectively ]	2,500,215	4,402,119
Capital shares issued in connection with merger (Note 9) [ 0 and 5,273,823 shares, respectively ]	—	29,679,721
Capital shares issued in reinvestment of dividends [ 0 and 101,660 shares, respectively ]	—	504,082
Capital shares repurchased [ (823,086) and (1,141,943) shares, respectively ]	(4,541,565)	(5,960,014)

Total Class IA transactions	(2,041,350)	28,625,908

Class IB
Capital shares sold [ 4,344,234 and 7,073,244 shares, respectively ]	23,360,736	36,825,066
Capital shares issued in connection with merger (Note 9) [ 0 and 35,875,836 shares, respectively ]	—	201,129,450
Capital shares issued in reinvestment of dividends [ 0 and 879,452 shares, respectively ]	—	4,347,247
Capital shares repurchased [ (7,806,303) and (12,200,313) shares, respectively ]	(43,112,033)	(63,448,120)

Total Class IB transactions	(19,751,297)	178,853,643

Class K†
Capital shares sold [ 0 and 2,086 shares, respectively ]	—	10,000
Capital shares issued in reinvestment of dividends [ 0 and 36 shares, respectively ]	—	177

Total Class K transactions	—	10,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,792,647)	207,489,728

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,076,573	186,557,447
NET ASSETS:
Beginning of period	331,997,712	145,440,265

End of period (a)	$338,074,285	$331,997,712

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,327,790	$150,679

† Class K commenced operations on August 26, 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$5.17	$5.27	$4.66	$4.25	$10.32	$11.19

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.10 (e)	0.09 (e)	0.12 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.38	(0.12)	0.60	0.73	(5.88)	(0.67)

Total from investment operations	0.43	(0.01)	0.70	0.82	(5.76)	(0.64)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.09)	(0.41)	(0.11)	—
Distributions from net realized gains	—	—	—	—	(0.20)	(0.23)

Total dividends and distributions	—	(0.09)	(0.09)	(0.41)	(0.31)	(0.23)

Net asset value, end of period	$5.60	$5.17	$5.27	$4.66	$4.25	$10.32

Total return (b)	8.32%	(0.15)%	14.99%	19.37%	(56.56)%	(5.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,537	$30,104	$3,945	$1,746	$1,187	$1,246
Ratio of expenses to average net assets:
After waivers (a)	0.74%	0.50%	0.57%	0.50%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.73%	0.49%	0.56%	0.49%	0.45%	0.72%
Before waivers and fees paid indirectly (a)	0.74%	0.50%	0.57%	0.50%	0.83%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.84%	2.06%	2.05%	2.03%	1.50%	0.28%
After waivers and fees paid indirectly (a)	1.84%	2.07%	2.05%	2.04%	1.80%	0.30%
Before waivers and fees paid indirectly (a)	1.84%	2.06%	2.05%	2.03%	1.42%	0.21%
Portfolio turnover rate	18%	25%	28%	100%	82%	29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010		2009		2008		2007
Net asset value, beginning of period	$5.15	$5.25	$4.65		$4.23		$10.29		$11.18

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.09 (e)	0.09	(e)	0.08	(e)	0.10	(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.38	(0.11)	0.58		0.73		(5.86)		(0.65)

Total from investment operations	0.43	(0.02)	0.67		0.81		(5.76)		(0.66)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.07)		(0.39)		(0.10)		—
Distributions from net realized gains	—	—	—		—		(0.20)		(0.23)

Total dividends and distributions	—	(0.08)	(0.07)		(0.39)		(0.30)		(0.23)

Net asset value, end of period	$5.58	$5.15	$5.25		$4.65		$4.23		$10.29

Total return (b)	8.35%	(0.41)%	14.52%		19.34%		(56.75)%		(5.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$307,525	$301,883	$141,495		$122,699		$87,602		$213,065
Ratio of expenses to average net assets:
After waivers (a)	0.74%	0.75%	0.82	%(c)	0.75	%(c)	1.00%		1.00%
After waivers and fees paid indirectly (a)	0.73%	0.74%	0.81%		0.74	%(c)	0.70	%(c)	0.97	%(c)
Before waivers and fees paid indirectly (a)	0.74%	0.75%	0.82	%(c)	0.75	%(c)	1.08%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.84%	1.76%	1.77%		1.97%		1.16%		(0.07)%
After waivers and fees paid indirectly (a)	1.84%	1.76%	1.78%		1.97%		1.37%		(0.05)%
Before waivers and fees paid indirectly (a)	1.84%	1.76%	1.77%		1.97%		1.07%		(0.15)%
Portfolio turnover rate	18%	25%	28%		100%		82%		29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)		August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$5.17		$4.79

Income (loss) from investment operations:
Net investment income (loss)	0.06	(e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	0.37		0.42

Total from investment operations	0.43		0.46

Less distributions:
Dividends from net investment income	—		(0.08)

Net asset value, end of period	$5.60		$5.17

Total return (b)	8.32%		9.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12		$11
Ratio of expenses to average net assets:
After waivers (a)	0.49	%(c)	0.50%
After waivers and fees paid indirectly (a)	0.48%		0.49%
Before waivers and fees paid indirectly (a)	0.49	%(c)	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.10%		2.31%
After waivers and fees paid indirectly (a)	2.10%		2.32%
Before waivers and fees paid indirectly (a)	2.09%		2.31%
Portfolio turnover rate	18%		25%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/LARGE CAP VALUE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	18.6%
Energy	13.1
Health Care	12.2
Information Technology	9.7
Consumer Discretionary	9.6
Consumer Staples	8.3
Industrials	7.2
Utilities	5.8
Telecommunication Services	2.9
Materials	2.8
Cash and Other	9.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,081.70	$4.70
Hypothetical (5% average return before expenses)	1,000.00	1,020.35	4.56
Class IB
Actual	1,000.00	1,080.80	4.70
Hypothetical (5% average return before expenses)	1,000.00	1,020.35	4.56
Class K
Actual	1,000.00	1,082.70	3.41
Hypothetical (5% average return before expenses)	1,000.00	1,021.59	3.31

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.91%, 0.91% and 0.66%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Auto Components (0.6%)
Johnson Controls, Inc.	168,000	$4,655,280
Lear Corp.	176,600	6,663,118
TRW Automotive Holdings Corp.*	133,700	4,914,812
Visteon Corp.*	12,200	457,500
WABCO Holdings, Inc.*	1,200	63,516

		16,754,226

Automobiles (0.9%)
Ford Motor Co.	1,646,000	15,785,140
General Motors Co.*	565,300	11,147,716
Thor Industries, Inc.	9,800	268,618

		27,201,474

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	185,000	6,695,150
DeVry, Inc.	16,100	498,617
H&R Block, Inc.	27,000	431,460
Service Corp. International	53,600	663,032

		8,288,259

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	102,600	3,516,102
Choice Hotels International, Inc.	6,000	239,580
Hyatt Hotels Corp., Class A*	11,100	412,476
International Game Technology	32,500	511,875
Marriott International, Inc., Class A	4,900	192,080
McDonald’s Corp.	36,500	3,231,345
MGM Resorts International*	940,400	10,494,864
Penn National Gaming, Inc.*	15,000	668,850
Royal Caribbean Cruises Ltd.	37,400	973,522
Wendy’s Co.	69,200	326,624

		20,567,318

Household Durables (0.7%)
D.R. Horton, Inc.	63,600	1,168,968
Garmin Ltd.	24,900	953,421
Harman International Industries, Inc.	17,400	689,040
Jarden Corp.	15,200	638,704
Leggett & Platt, Inc.	34,600	731,098
Lennar Corp., Class A	39,900	1,233,309
Mohawk Industries, Inc.*	14,100	984,603
Newell Rubbermaid, Inc.	460,100	8,346,214
NVR, Inc.*	3,700	3,145,000
PulteGroup, Inc.*	84,502	904,171
Toll Brothers, Inc.*	35,500	1,055,415
Whirlpool Corp.	19,100	1,168,156

		21,018,099

Internet & Catalog Retail (0.1%)
Expedia, Inc.	8,050	386,963
HomeAway, Inc.*	831	18,066
Liberty Interactive Corp.*	118,200	2,102,778

		2,507,807

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,700	91,449
Mattel, Inc.	19,000	$616,360

		707,809

Media (4.2%)
Cablevision Systems Corp. - New York Group, Class A	44,100	586,089
CBS Corp., Class B	367,100	12,033,538
Clear Channel Outdoor Holdings, Inc., Class A*	4,200	25,284
Comcast Corp., Class A	347,500	11,109,575
DIRECTV, Class A*	215,400	10,515,828
DISH Network Corp., Class A	11,000	314,050
DreamWorks Animation SKG, Inc., Class A*	16,700	318,302
Gannett Co., Inc.	507,900	7,481,367
Interpublic Group of Cos., Inc.	102,800	1,115,380
John Wiley & Sons, Inc., Class A	6,600	323,334
Lamar Advertising Co., Class A*	2,600	74,360
Liberty Media Corp. - Liberty Capital*	25,103	2,206,805
Madison Square Garden Co., Class A*	14,075	526,968
McGraw-Hill Cos., Inc.	125,000	5,625,000
News Corp., Class A	534,049	11,903,952
Regal Entertainment Group, Class A	12,700	174,752
Thomson Reuters Corp.	91,700	2,608,865
Time Warner Cable, Inc.	222,200	18,242,620
Time Warner, Inc.	237,063	9,126,926
Viacom, Inc., Class B	266,900	12,549,638
Walt Disney Co.	278,980	13,530,530
Washington Post Co., Class B	1,100	411,202

		120,804,365

Multiline Retail (0.9%)
Dillard’s, Inc., Class A	7,300	464,864
J.C. Penney Co., Inc.	39,400	918,414
Kohl’s Corp.	55,900	2,542,891
Macy’s, Inc.	318,000	10,923,300
Sears Holdings Corp.*	8,900	531,330
Target Corp.	174,200	10,136,698

		25,517,497

Specialty Retail (1.1%)
Aaron’s, Inc.	4,500	127,395
Abercrombie & Fitch Co., Class A	20,900	713,526
American Eagle Outfitters, Inc.	10,800	213,084
AutoNation, Inc.*	4,000	141,120
Best Buy Co., Inc.	66,500	1,393,840
CarMax, Inc.*	46,100	1,195,834
Chico’s FAS, Inc.	12,300	182,532
DSW, Inc., Class A	500	27,200
Foot Locker, Inc.	29,800	911,284
GameStop Corp., Class A	146,600	2,691,576
Guess?, Inc.	16,000	485,920
Home Depot, Inc.	192,800	10,216,472
Lowe’s Cos., Inc.	357,940	10,179,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sally Beauty Holdings, Inc.*	2,400	$61,776
Signet Jewelers Ltd.	21,000	924,210
Staples, Inc.	230,100	3,002,805
Tiffany & Co.	5,000	264,750
Williams-Sonoma, Inc.	9,600	335,712

		33,068,850

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	3,600	158,436
NIKE, Inc., Class B	32,900	2,887,962
PVH Corp.	1,400	108,906

		3,155,304

Total Consumer Discretionary		279,591,008

Consumer Staples (8.3%)
Beverages (0.6%)
Beam, Inc.	38,900	2,430,861
Brown-Forman Corp., Class B	3,200	309,920
Coca-Cola Co.	94,800	7,412,412
Coca-Cola Enterprises, Inc.	68,700	1,926,348
Constellation Brands, Inc., Class A*	38,800	1,049,928
Molson Coors Brewing Co., Class B	31,600	1,314,876
PepsiCo, Inc.	52,600	3,716,716

		18,161,061

Food & Staples Retailing (1.7%)
CVS Caremark Corp.	355,453	16,610,318
Kroger Co.	663,000	15,374,970
Safeway, Inc.	51,100	927,465
Sysco Corp.	68,400	2,039,004
Walgreen Co.	213,000	6,300,540
Wal-Mart Stores, Inc.	88,126	6,144,145

		47,396,442

Food Products (1.8%)
Archer-Daniels-Midland Co.	215,400	6,358,608
Bunge Ltd.	36,000	2,258,640
Campbell Soup Co.	9,200	307,096
ConAgra Foods, Inc.	353,300	9,161,069
Dean Foods Co.*	335,900	5,720,377
General Mills, Inc.	34,700	1,337,338
Green Mountain Coffee Roasters, Inc.*	5,200	113,256
H.J. Heinz Co.	29,800	1,620,524
Hillshire Brands Co.	5,010	145,240
Hormel Foods Corp.	14,200	431,964
Ingredion, Inc.	14,800	732,896
J.M. Smucker Co.	27,700	2,091,904
Kellogg Co.	3,300	162,789
Kraft Foods, Inc., Class A	415,100	16,031,162
Ralcorp Holdings, Inc.*	13,700	914,338
Smithfield Foods, Inc.*	39,700	858,711
Tyson Foods, Inc., Class A	261,400	4,922,162

		53,168,074

Household Products (2.1%)
Church & Dwight Co., Inc.	13,100	726,657
Clorox Co.	30,100	2,181,046
Colgate-Palmolive Co.	9,800	1,020,180
Energizer Holdings, Inc.*	16,200	$1,219,050
Kimberly-Clark Corp.	47,300	3,962,321
Procter & Gamble Co.	840,570	51,484,913

		60,594,167

Personal Products (0.0%)
Avon Products, Inc.	24,400	395,524

Tobacco (2.1%)
Altria Group, Inc.	742,500	25,653,375
Lorillard, Inc.	94,600	12,482,470
Philip Morris International, Inc.	216,300	18,874,338
Reynolds American, Inc.	84,800	3,804,976

		60,815,159

Total Consumer Staples		240,530,427

Energy (13.1%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	9,600	363,264
Baker Hughes, Inc.	108,306	4,451,376
Cameron International Corp.*	14,100	602,211
Diamond Offshore Drilling, Inc.	17,000	1,005,210
Halliburton Co.	155,200	4,406,128
Helmerich & Payne, Inc.	167,300	7,274,204
McDermott International, Inc.*	58,100	647,234
Nabors Industries Ltd.*	71,600	1,031,040
National Oilwell Varco, Inc.	81,300	5,238,972
Oil States International, Inc.*	1,800	119,160
Patterson-UTI Energy, Inc.	38,500	560,560
Rowan Cos., plc, Class A*	30,600	989,298
RPC, Inc.	1,900	22,591
SEACOR Holdings, Inc.*	2,900	259,202
Superior Energy Services, Inc.*	38,900	786,947
Tidewater, Inc.	12,700	588,772
Transocean Ltd.	191,700	8,574,741
Unit Corp.*	12,000	442,680

		37,363,590

Oil, Gas & Consumable Fuels (11.8%)
Alpha Natural Resources, Inc.*	54,380	473,650
Anadarko Petroleum Corp.	164,500	10,889,900
Apache Corp.	96,535	8,484,461
BP plc (ADR)	353,900	14,347,106
Cheniere Energy, Inc.*	15,900	234,366
Chesapeake Energy Corp.	163,500	3,041,100
Chevron Corp.	579,540	61,141,470
Cimarex Energy Co.	21,200	1,168,544
Cobalt International Energy, Inc.*	2,600	61,100
ConocoPhillips	312,340	17,453,559
CONSOL Energy, Inc.	56,200	1,699,488
Denbury Resources, Inc.*	96,429	1,457,042
Devon Energy Corp.	129,900	7,532,901
Energen Corp.	17,800	803,314
EQT Corp.	32,500	1,742,975
EXCO Resources, Inc.	30,600	232,254
Exxon Mobil Corp.	1,602,345	137,112,662
Hess Corp.	75,200	3,267,440
HollyFrontier Corp.	51,100	1,810,473
Laredo Petroleum Holdings, Inc.*	350	7,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Marathon Oil Corp.	402,900	$10,302,153
Marathon Petroleum Corp.	277,850	12,481,022
Murphy Oil Corp.	48,000	2,413,920
Newfield Exploration Co.*	33,300	976,023
Noble Energy, Inc.	34,200	2,900,844
Occidental Petroleum Corp.	200,300	17,179,731
Peabody Energy Corp.	67,200	1,647,744
Phillips 66*	154,370	5,131,259
Pioneer Natural Resources Co.	5,000	441,050
Plains Exploration & Production Co.*	31,800	1,118,724
QEP Resources, Inc.	44,000	1,318,680
SandRidge Energy, Inc.*	120,800	808,152
SM Energy Co.	2,600	127,686
Southwestern Energy Co.*	56,400	1,800,852
Spectra Energy Corp.	161,200	4,684,472
Sunoco, Inc.	3,400	161,500
Teekay Corp.	8,900	260,592
Tesoro Corp.*	34,600	863,616
Ultra Petroleum Corp.*	37,700	869,739
Valero Energy Corp.	186,900	4,513,635
Whiting Petroleum Corp.*	24,900	1,023,888
World Fuel Services Corp.	12,100	460,163
WPX Energy, Inc.*	49,033	793,354

		345,239,884

Total Energy		382,603,474

Financials (18.6%)
Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	3,200	350,240
American Capital Ltd.*	82,100	826,747
Ameriprise Financial, Inc.	54,000	2,822,040
Ares Capital Corp.	54,700	873,012
Bank of New York Mellon Corp.	294,500	6,464,275
BlackRock, Inc.	14,659	2,489,391
Charles Schwab Corp.	265,300	3,430,329
E*TRADE Financial Corp.*	70,500	566,820
Federated Investors, Inc., Class B	3,700	80,845
Franklin Resources, Inc.	26,400	2,930,136
Goldman Sachs Group, Inc.	121,500	11,646,990
Invesco Ltd.	110,600	2,499,560
Janus Capital Group, Inc.	46,500	363,630
Jefferies Group, Inc.	34,900	453,351
Legg Mason, Inc.	34,800	917,676
LPL Financial Holdings, Inc.	1,301	43,935
Morgan Stanley	380,472	5,551,087
Northern Trust Corp.	53,200	2,448,264
Raymond James Financial, Inc.	28,100	962,144
State Street Corp.	265,700	11,860,848
TD Ameritrade Holding Corp.	57,200	972,400

		58,553,720

Commercial Banks (4.6%)
Associated Banc-Corp	42,900	565,851
Bank of Hawaii Corp.	11,200	514,640
BB&T Corp.	172,500	5,321,625
BOK Financial Corp.	6,400	372,480
CapitalSource, Inc.	57,300	385,056
CIT Group, Inc.*	436,000	15,539,040
City National Corp./California	11,500	$558,670
Comerica, Inc.	48,500	1,489,435
Commerce Bancshares, Inc./Missouri	18,530	702,287
Cullen/Frost Bankers, Inc.	13,200	758,868
East West Bancorp, Inc.	35,700	837,522
Fifth Third Bancorp	227,200	3,044,480
First Citizens BancShares, Inc./North Carolina, Class A	1,300	216,645
First Horizon National Corp.	62,385	539,630
First Niagara Financial Group, Inc.	87,000	665,550
First Republic Bank/California*	25,200	846,720
Fulton Financial Corp.	49,500	494,505
Huntington Bancshares, Inc./Ohio	213,500	1,366,400
KeyCorp	235,300	1,821,222
M&T Bank Corp.	31,232	2,578,826
PNC Financial Services Group, Inc.	130,600	7,980,966
Popular, Inc.*	25,370	421,396
Regions Financial Corp.	348,800	2,354,400
Signature Bank/New York*	10,000	609,700
SunTrust Banks, Inc.	132,900	3,220,167
SVB Financial Group*	10,900	640,048
Synovus Financial Corp.	194,200	384,516
TCF Financial Corp.	40,000	459,200
U.S. Bancorp	467,800	15,044,448
Valley National Bancorp	48,621	515,383
Wells Fargo & Co.	1,842,983	61,629,351
Zions Bancorp	45,400	881,668

		132,760,695

Consumer Finance (0.7%)
American Express Co.	88,300	5,139,943
Capital One Financial Corp.	143,300	7,832,778
Discover Financial Services	172,400	5,961,592
SLM Corp.	120,400	1,891,484

		20,825,797

Diversified Financial Services (4.2%)
Bank of America Corp.	2,661,500	21,771,070
CBOE Holdings, Inc.	2,900	80,272
Citigroup, Inc.	1,360,840	37,300,625
CME Group, Inc.	16,500	4,423,815
Interactive Brokers Group, Inc., Class A	9,800	144,256
JPMorgan Chase & Co.	1,346,097	48,096,046
Leucadia National Corp.	153,300	3,260,691
Moody’s Corp.	158,915	5,808,343
NASDAQ OMX Group, Inc.	28,700	650,629
NYSE Euronext	62,700	1,603,866

		123,139,613

Insurance (4.3%)
ACE Ltd.	83,700	6,204,681
Aflac, Inc.	115,500	4,919,145
Alleghany Corp.*	4,198	1,426,271
Allied World Assurance Co. Holdings AG	4,400	349,668
Allstate Corp.	121,100	4,249,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
American Financial Group, Inc./Ohio	21,100	$827,753
American International Group, Inc.*	159,159	5,107,412
American National Insurance Co.	1,800	128,286
Aon plc	73,800	3,452,364
Arch Capital Group Ltd.*	29,700	1,178,793
Aspen Insurance Holdings Ltd.	17,600	508,640
Assurant, Inc.	21,200	738,608
Assured Guaranty Ltd.	39,800	561,180
Axis Capital Holdings Ltd.	27,000	878,850
Berkshire Hathaway, Inc., Class B*	439,824	36,650,534
Brown & Brown, Inc.	26,300	717,201
Chubb Corp.	97,800	7,121,796
Cincinnati Financial Corp.	36,000	1,370,520
CNA Financial Corp.	6,500	180,180
Endurance Specialty Holdings Ltd.	9,600	367,872
Everest Reinsurance Group Ltd.	13,100	1,355,719
Fidelity National Financial, Inc., Class A	55,000	1,059,300
Genworth Financial, Inc., Class A*	121,300	686,558
Hanover Insurance Group, Inc.	6,100	238,693
Hartford Financial Services Group, Inc.	108,800	1,918,144
HCC Insurance Holdings, Inc.	25,000	785,000
Kemper Corp.	12,100	372,075
Lincoln National Corp.	70,400	1,539,648
Loews Corp.	77,000	3,150,070
Markel Corp.*	2,400	1,060,080
Marsh & McLennan Cos., Inc.	28,000	902,440
MBIA, Inc.*	34,900	377,269
Mercury General Corp.	6,600	275,022
MetLife, Inc.	210,100	6,481,585
Old Republic International Corp.	64,000	530,560
PartnerReinsurance Ltd.	16,000	1,210,720
Principal Financial Group, Inc.	74,100	1,943,643
ProAssurance Corp.	7,600	677,084
Progressive Corp.	150,900	3,143,247
Protective Life Corp.	20,000	588,200
Prudential Financial, Inc.	115,400	5,588,822
Reinsurance Group of America, Inc.	18,200	968,422
RenaissanceReinsurance Holdings Ltd.	12,800	972,928
StanCorp Financial Group, Inc.	10,900	405,044
Torchmark Corp.	24,350	1,230,892
Travelers Cos., Inc.	84,925	5,421,612
Unum Group	70,500	1,348,665
Validus Holdings Ltd.	20,800	666,224
W. R. Berkley Corp.	27,400	1,066,408
White Mountains Insurance Group Ltd.	1,500	782,625
XL Group plc	76,900	1,617,976

		125,303,828

Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	15,400	$1,119,888
American Campus Communities, Inc. (REIT)	16,600	746,668
American Capital Agency Corp. (REIT)	74,090	2,490,165
Annaly Capital Management, Inc. (REIT)	240,638	4,037,906
Apartment Investment & Management Co. (REIT), Class A	9,442	255,217
AvalonBay Communities, Inc. (REIT)	23,571	3,334,825
BioMed Realty Trust, Inc. (REIT)	38,000	709,840
Boston Properties, Inc. (REIT)	30,800	3,337,796
Brandywine Realty Trust (REIT)	35,300	435,602
BRE Properties, Inc. (REIT)	13,600	680,272
Camden Property Trust (REIT)	4,900	331,583
CBL & Associates Properties, Inc. (REIT)	36,700	717,118
Chimera Investment Corp. (REIT)	253,700	598,732
CommonWealth REIT (REIT)	20,600	393,872
Corporate Office Properties Trust/Maryland (REIT)	17,700	416,127
DDR Corp. (REIT)	54,400	796,416
Douglas Emmett, Inc. (REIT)	34,400	794,640
Duke Realty Corp. (REIT)	65,800	963,312
Equity Lifestyle Properties, Inc. (REIT)	1,800	124,146
Equity Residential (REIT)	68,400	4,265,424
Extra Space Storage, Inc. (REIT)	9,500	290,700
Federal Realty Investment Trust (REIT)	3,400	353,906
General Growth Properties, Inc. (REIT)	130,369	2,358,375
Hatteras Financial Corp. (REIT)	24,100	689,260
HCP, Inc. (REIT)	96,358	4,254,206
Health Care REIT, Inc. (REIT)	52,800	3,078,240
Home Properties, Inc. (REIT)	5,600	343,616
Hospitality Properties Trust (REIT)	30,500	755,485
Host Hotels & Resorts, Inc. (REIT)	177,587	2,809,426
Kilroy Realty Corp. (REIT)	15,600	755,196
Kimco Realty Corp. (REIT)	100,440	1,911,373
Liberty Property Trust (REIT)	25,600	943,104
Macerich Co. (REIT)	32,755	1,934,183
Mack-Cali Realty Corp. (REIT)	21,700	630,819
MFA Financial, Inc. (REIT)	88,100	695,109
Mid-America Apartment Communities, Inc. (REIT)	600	40,944
National Retail Properties, Inc. (REIT)	26,400	746,856
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,600	733,146

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Post Properties, Inc. (REIT)	7,900	$386,705
Prologis, Inc. (REIT)	113,679	3,777,553
Rayonier, Inc. (REIT)	6,300	282,870
Realty Income Corp. (REIT)	32,900	1,374,233
Regency Centers Corp. (REIT)	8,800	418,616
Retail Properties of America, Inc. (REIT), Class A	21,000	204,120
Senior Housing Properties Trust (REIT)	40,100	895,032
Simon Property Group, Inc. (REIT)	11,899	1,852,198
SL Green Realty Corp. (REIT)	22,200	1,781,328
Taubman Centers, Inc. (REIT)	10,000	771,600
UDR, Inc. (REIT)	61,005	1,576,369
Ventas, Inc. (REIT)	71,349	4,503,549
Vornado Realty Trust (REIT)	45,859	3,851,239
Weingarten Realty Investors (REIT)	29,900	787,566
Weyerhaeuser Co. (REIT)	90,197	2,016,805

		74,353,276

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	35,000	511,000
Howard Hughes Corp.*	6,788	418,412
Jones Lang LaSalle, Inc.	10,800	759,996
St. Joe Co.*	14,200	224,502

		1,913,910

Thrifts & Mortgage Finance (0.1%)
BankUnited, Inc.	8,500	200,430
Capitol Federal Financial, Inc.	40,471	480,796
Hudson City Bancorp, Inc.	130,400	830,648
New York Community Bancorp, Inc.	108,400	1,358,252
People’s United Financial, Inc.	68,800	798,768
TFS Financial Corp.*	19,800	189,090
Washington Federal, Inc.	26,300	444,207

		4,302,191

Total Financials		541,153,030

Health Care (12.2%)
Biotechnology (0.5%)
Amylin Pharmaceuticals, Inc.*	3,800	107,274
Gilead Sciences, Inc.*	225,400	11,558,512
Vertex Pharmaceuticals, Inc.*	43,000	2,404,560

		14,070,346

Health Care Equipment & Supplies (1.0%)
Alere, Inc.*	19,800	384,912
Baxter International, Inc.	11,600	616,540
Becton, Dickinson and Co.	3,400	254,150
Boston Scientific Corp.*	352,900	2,000,943
CareFusion Corp.*	54,800	1,407,264
Cooper Cos., Inc.	8,200	654,032
Covidien plc	113,000	6,045,500
DENTSPLY International, Inc.	19,400	733,514
Hill-Rom Holdings, Inc.	15,300	472,005
Hologic, Inc.*	65,300	1,178,012
Medtronic, Inc.	240,500	9,314,565
Sirona Dental Systems, Inc.*	11,200	504,112
St. Jude Medical, Inc.	17,700	$706,407
Stryker Corp.	20,200	1,113,020
Teleflex, Inc.	10,100	615,191
Zimmer Holdings, Inc.	39,200	2,522,912

		28,523,079

Health Care Providers & Services (2.6%)
Aetna, Inc.	119,900	4,648,523
AMERIGROUP Corp.*	3,600	237,276
Brookdale Senior Living, Inc.*	24,000	425,760
Cardinal Health, Inc.	39,300	1,650,600
Cigna Corp.	71,200	3,132,800
Community Health Systems, Inc.*	22,400	627,872
Coventry Health Care, Inc.	35,300	1,122,187
HCA Holdings, Inc.	14,300	435,149
Health Management Associates, Inc., Class A*	63,300	496,905
Health Net, Inc.*	155,700	3,778,839
Henry Schein, Inc.*	9,600	753,504
Humana, Inc.	40,300	3,120,832
LifePoint Hospitals, Inc.*	12,000	491,760
Lincare Holdings, Inc.	4,800	163,296
McKesson Corp.	22,200	2,081,250
MEDNAX, Inc.*	12,200	836,188
Omnicare, Inc.	27,900	871,317
Patterson Cos., Inc.	1,600	55,152
Quest Diagnostics, Inc.	34,600	2,072,540
Tenet Healthcare Corp.*	96,100	503,564
UnitedHealth Group, Inc.	472,082	27,616,797
Universal Health Services, Inc., Class B	20,800	897,728
VCA Antech, Inc.*	21,600	474,768
WellPoint, Inc.	314,400	20,055,576

		76,550,183

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	47,100	514,803

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	5,000	500,050
Charles River Laboratories International, Inc.*	4,400	144,144
Covance, Inc.*	12,800	612,480
Life Technologies Corp.*	40,000	1,799,600
PerkinElmer, Inc.	28,100	724,980
QIAGEN N.V.*	58,100	970,270
Thermo Fisher Scientific, Inc.	90,700	4,708,237

		9,459,761

Pharmaceuticals (7.8%)
Abbott Laboratories	217,200	14,002,884
AstraZeneca plc (ADR)	357,100	15,980,225
Bristol-Myers Squibb Co.	38,400	1,380,480
Eli Lilly and Co.	160,900	6,904,219
Endo Health Solutions, Inc.*	10,700	331,486
Forest Laboratories, Inc.*	65,600	2,295,344
Hospira, Inc.*	40,800	1,427,184
Johnson & Johnson	893,710	60,379,048
Merck & Co., Inc.	1,122,528	46,865,544

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Mylan, Inc.*	8,500	$181,645
Pfizer, Inc.	3,180,936	73,161,528
Roche Holding AG (ADR)	109,600	4,736,912

		227,646,499

Total Health Care		356,764,671

Industrials (7.2%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc.	8,200	414,674
Boeing Co.	18,000	1,337,400
Exelis, Inc.	46,000	453,560
General Dynamics Corp.	128,500	8,475,860
Huntington Ingalls Industries, Inc.*	12,166	489,560
L-3 Communications Holdings, Inc.	24,100	1,783,641
Lockheed Martin Corp.	7,000	609,560
Northrop Grumman Corp.	82,000	5,230,780
Raytheon Co.	82,300	4,657,357
Spirit AeroSystems Holdings, Inc., Class A*	22,600	538,558
Textron, Inc.	64,900	1,614,063
Triumph Group, Inc.	8,100	455,787
United Technologies Corp.	16,900	1,276,457

		27,337,257

Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	5,000	193,750
FedEx Corp.	73,000	6,687,530
UTi Worldwide, Inc.	25,500	372,555

		7,253,835

Airlines (0.3%)
Copa Holdings S.A., Class A	1,600	131,968
Delta Air Lines, Inc.*	749,092	8,202,557
Southwest Airlines Co.	152,800	1,408,816

		9,743,341

Building Products (0.2%)
Fortune Brands Home & Security, Inc.*	172,500	3,841,575
Owens Corning, Inc.*	30,000	856,200

		4,697,775

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	25,600	699,904
Cintas Corp.	14,900	575,289
Corrections Corp. of America	24,700	727,415
Covanta Holding Corp.	24,900	427,035
Iron Mountain, Inc.	2,500	82,400
KAR Auction Services, Inc.*	7,100	122,049
Pitney Bowes, Inc.	16,000	239,520
R.R. Donnelley & Sons Co.	44,500	523,765
Republic Services, Inc.	74,830	1,980,002
Waste Connections, Inc.	28,650	857,208
Waste Management, Inc.	114,300	3,817,620

		10,052,207

Construction & Engineering (0.2%)
AECOM Technology Corp.*	27,800	457,310
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,200	$349,232
Fluor Corp.	10,600	523,004
Jacobs Engineering Group, Inc.*	31,900	1,207,734
KBR, Inc.	36,600	904,386
Quanta Services, Inc.*	51,600	1,242,012
Shaw Group, Inc.*	16,200	442,422
URS Corp.	18,700	652,256

		5,778,356

Electrical Equipment (0.1%)
Cooper Industries plc	12,200	831,796
Emerson Electric Co.	28,800	1,341,504
General Cable Corp.*	11,500	298,310
GrafTech International Ltd.*	31,200	301,080
Hubbell, Inc., Class B	2,500	194,850
Regal-Beloit Corp.	9,600	597,696

		3,565,236

Industrial Conglomerates (3.2%)
3M Co.	17,300	1,550,080
Carlisle Cos., Inc.	14,000	742,280
Danaher Corp.	94,500	4,921,560
General Electric Co.	3,428,510	71,450,148
Tyco International Ltd.	255,800	13,519,030

		92,183,098

Machinery (1.0%)
AGCO Corp.*	24,000	1,097,520
CNH Global N.V.*	6,900	268,134
Colfax Corp.*	8,400	231,588
Crane Co.	12,100	440,198
Dover Corp.	45,400	2,433,894
Eaton Corp.	83,400	3,305,142
Flowserve Corp.	1,100	126,225
Gardner Denver, Inc.	12,400	656,084
Harsco Corp.	19,800	403,524
IDEX Corp.	16,700	650,966
Illinois Tool Works, Inc.	5,900	312,051
Ingersoll-Rand plc	13,300	560,994
ITT Corp.	17,350	305,360
Kennametal, Inc.	19,700	653,055
Manitowoc Co., Inc.	7,700	90,090
Navistar International Corp.*	15,100	428,387
Nordson Corp.	1,200	61,548
Oshkosh Corp.*	22,600	473,470
PACCAR, Inc.	68,200	2,672,758
Parker Hannifin Corp.	71,100	5,466,168
Pentair, Inc.	24,500	937,860
Snap-on, Inc.	11,500	715,875
SPX Corp.	8,700	568,284
Stanley Black & Decker, Inc.	42,202	2,716,121
Terex Corp.*	27,200	484,976
Timken Co.	19,700	902,063
Trinity Industries, Inc.	19,800	494,604
Xylem, Inc.	40,800	1,026,936

		28,483,875

Marine (0.0%)
Alexander & Baldwin, Inc.	9,700	516,525
Kirby Corp.*	3,600	169,488

		686,013

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.1%)
Dun & Bradstreet Corp.	3,900	$277,563
Equifax, Inc.	3,000	139,800
Manpower, Inc.	19,800	725,670
Nielsen Holdings N.V.*	22,535	590,868
Towers Watson & Co., Class A	15,000	898,500
Verisk Analytics, Inc., Class A*	5,000	246,300

		2,878,701

Road & Rail (0.6%)
Con-way, Inc.	6,200	223,882
CSX Corp.	190,200	4,252,872
Hertz Global Holdings, Inc.*	26,600	340,480
Kansas City Southern	6,000	417,360
Norfolk Southern Corp.	80,500	5,777,485
Ryder System, Inc.	12,700	457,327
Union Pacific Corp.	47,400	5,655,294

		17,124,700

Trading Companies & Distributors (0.1%)
Air Lease Corp.*	16,600	321,874
GATX Corp.	11,600	446,600
MRC Global, Inc.*	2,100	44,688
WESCO International, Inc.*	10,800	621,540

		1,434,702

Total Industrials		211,219,096

Information Technology (9.7%)
Communications Equipment (1.4%)
Brocade Communications Systems, Inc.*	113,200	558,076
Cisco Systems, Inc.	1,983,500	34,056,695
EchoStar Corp., Class A*	7,000	184,940
Harris Corp.	19,700	824,445
JDS Uniphase Corp.*	57,100	628,100
Juniper Networks, Inc.*	130,700	2,131,717
Motorola Solutions, Inc.	23,200	1,116,152
Polycom, Inc.*	44,000	462,880

		39,963,005

Computers & Peripherals (2.2%)
Apple, Inc.*	46,500	27,156,000
Dell, Inc.*	489,700	6,131,044
Diebold, Inc.	14,300	527,813
Hewlett-Packard Co.	1,264,162	25,422,298
Lexmark International, Inc., Class A	17,500	465,150
NetApp, Inc.*	29,500	938,690
SanDisk Corp.*	60,200	2,196,096
Western Digital Corp.*	34,500	1,051,560

		63,888,651

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	27,500	902,275
Avnet, Inc.*	35,800	1,104,788
AVX Corp.	11,800	126,142
Corning, Inc.	374,700	4,844,871
Dolby Laboratories, Inc., Class A*	5,200	214,760
FLIR Systems, Inc.	7,200	140,400
Ingram Micro, Inc., Class A*	37,600	656,872
Itron, Inc.*	9,900	$408,276
Jabil Circuit, Inc.	37,300	758,309
Molex, Inc.	34,100	816,354
TE Connectivity Ltd.	90,900	2,900,619
Tech Data Corp.*	9,800	472,066
Vishay Intertechnology, Inc.*	35,700	336,651

		13,682,383

Internet Software & Services (0.2%)
Akamai Technologies, Inc.*	3,300	104,775
AOL, Inc.*	17,812	500,161
IAC/InterActiveCorp	15,300	697,680
VeriSign, Inc.*	3,100	135,067
Yahoo!, Inc.*	300,900	4,763,247

		6,200,930

IT Services (0.8%)
Accenture plc, Class A	49,100	2,950,419
Amdocs Ltd.*	41,600	1,236,352
Booz Allen Hamilton Holding Corp.	5,942	90,794
Computer Sciences Corp.	38,300	950,606
CoreLogic, Inc.*	26,300	481,553
DST Systems, Inc.	6,900	374,739
Fidelity National Information Services, Inc.	61,894	2,109,347
Fiserv, Inc.*	5,800	418,876
Genpact Ltd.*	6,100	101,443
International Business Machines Corp.	48,500	9,485,630
Paychex, Inc.	5,400	169,614
SAIC, Inc.	45,300	549,036
Total System Services, Inc.	5,600	134,008
Visa, Inc., Class A	39,800	4,920,474

		23,972,891

Office Electronics (0.1%)
Xerox Corp.	332,762	2,618,837
Zebra Technologies Corp., Class A*	10,800	371,088

		2,989,925

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Semiconductor Engineering, Inc. (ADR)	998,948	4,065,718
Analog Devices, Inc.	67,400	2,538,958
Applied Materials, Inc.	1,281,500	14,685,990
Atmel Corp.*	100,200	671,340
Avago Technologies Ltd.	3,500	125,650
Broadcom Corp., Class A*	51,700	1,747,460
Cree, Inc.*	28,600	734,162
Cypress Semiconductor Corp.*	15,400	203,588
Fairchild Semiconductor International, Inc.*	31,400	442,740
Freescale Semiconductor Ltd.*	700	7,175
Intel Corp.	1,020,890	27,206,719
KLA-Tencor Corp.	41,300	2,034,025
Lam Research Corp.*	200,925	7,582,909
LSI Corp.*	443,800	2,827,006
Marvell Technology Group Ltd.	116,000	1,308,480
Maxim Integrated Products, Inc.	36,000	923,040
Micron Technology, Inc.*	1,372,800	8,662,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
NVIDIA Corp.*	152,800	$2,111,696
ON Semiconductor Corp.*	112,100	795,910
PMC-Sierra, Inc.*	57,200	351,208
Silicon Laboratories, Inc.*	900	34,110
Skyworks Solutions, Inc.*	5,100	139,587
Teradyne, Inc.*	40,500	569,430
Texas Instruments, Inc.	92,700	2,659,563

		82,428,832

Software (1.7%)
Activision Blizzard, Inc.	104,600	1,254,154
Adobe Systems, Inc.*	52,300	1,692,951
CA, Inc.	82,600	2,237,634
Compuware Corp.*	50,900	472,861
Electronic Arts, Inc.*	78,500	969,475
Microsoft Corp.	726,100	22,211,399
Oracle Corp.	493,200	14,648,040
Rovi Corp.*	21,700	425,754
Symantec Corp.*	227,900	3,329,619
Synopsys, Inc.*	33,300	980,019

		48,221,906

Total Information Technology		281,348,523

Materials (2.8%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	52,200	4,214,106
Albemarle Corp.	9,600	572,544
Ashland, Inc.	19,400	1,344,614
Cabot Corp.	15,600	634,920
CF Industries Holdings, Inc.	12,691	2,458,754
Cytec Industries, Inc.	11,400	668,496
Dow Chemical Co.	295,250	9,300,375
Eastman Chemical Co.	6,800	342,516
Huntsman Corp.	47,200	610,768
Intrepid Potash, Inc.*	6,900	157,044
Kronos Worldwide, Inc.	5,000	78,950
LyondellBasell Industries N.V., Class A	241,300	9,717,151
Mosaic Co.	73,200	4,008,432
PPG Industries, Inc.	63,600	6,749,232
Rockwood Holdings, Inc.	11,900	527,765
RPM International, Inc.	19,800	538,560
Scotts Miracle-Gro Co., Class A	1,200	49,344
W.R. Grace & Co.*	1,600	80,720
Westlake Chemical Corp.	3,800	198,588

		42,252,879

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	5,600	441,392
Vulcan Materials Co.	31,900	1,266,749

		1,708,141

Containers & Packaging (0.2%)
AptarGroup, Inc.	10,900	556,445
Bemis Co., Inc.	25,400	796,036
Crown Holdings, Inc.*	27,900	962,271
Greif, Inc., Class A	7,700	315,700
Owens-Illinois, Inc.*	10,500	201,285
Packaging Corp. of America	2,000	56,480
Rock-Tenn Co., Class A	15,500	845,525
Sealed Air Corp.	47,900	739,576
Sonoco Products Co.	24,800	$747,720

		5,221,038

Metals & Mining (0.9%)
Alcoa, Inc.	263,400	2,304,750
Allegheny Technologies, Inc.	26,400	841,896
Carpenter Technology Corp.	10,100	483,184
Cliffs Natural Resources, Inc.	35,200	1,735,008
Commercial Metals Co.	28,600	361,504
Freeport-McMoRan Copper & Gold, Inc.	234,400	7,986,008
Molycorp, Inc.*	12,100	260,755
Newmont Mining Corp.	121,200	5,879,412
Nucor Corp.	78,300	2,967,570
Reliance Steel & Aluminum Co.	18,600	939,300
Southern Copper Corp.	10,100	318,251
Steel Dynamics, Inc.	42,400	498,200
Tahoe Resources, Inc.*	15,500	215,295
Titanium Metals Corp.	19,700	222,807
United States Steel Corp.	35,500	731,300
Walter Energy, Inc.	15,400	680,064

		26,425,304

Paper & Forest Products (0.2%)
Domtar Corp.	8,900	682,719
International Paper Co.	108,000	3,122,280
MeadWestvaco Corp.	42,700	1,227,625

		5,032,624

Total Materials		80,639,986

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	1,608,900	57,373,374
CenturyLink, Inc.	547,728	21,629,779
Frontier Communications Corp.	246,526	944,194
Level 3 Communications, Inc.*	19,426	430,286
Windstream Corp.	58,900	568,974

		80,946,607

Wireless Telecommunication Services (0.1%)
Clearwire Corp., Class A*	86,500	96,880
MetroPCS Communications, Inc.*	74,900	453,145
NII Holdings, Inc.*	42,400	433,752
Sprint Nextel Corp.*	740,600	2,414,356
Telephone & Data Systems, Inc.	23,392	498,016
U.S. Cellular Corp.*	3,400	131,308

		4,027,457

Total Telecommunication Services		84,974,064

Utilities (5.8%)
Electric Utilities (3.2%)
American Electric Power Co., Inc.	274,070	10,935,393
Duke Energy Corp.	330,400	7,619,024
Edison International	223,100	10,307,220
Entergy Corp.	43,800	2,973,582
Exelon Corp.	210,496	7,918,859
FirstEnergy Corp.	103,315	5,082,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Great Plains Energy, Inc.	115,100	$2,464,291
Hawaiian Electric Industries, Inc.	23,800	678,776
NextEra Energy, Inc.	103,000	7,087,430
Northeast Utilities	77,405	3,004,088
NV Energy, Inc.	508,800	8,944,704
OGE Energy Corp.	24,400	1,263,676
Pepco Holdings, Inc.	56,300	1,101,791
Pinnacle West Capital Corp.	27,000	1,396,980
PPL Corp.	143,202	3,982,448
Progress Energy, Inc.	73,100	4,398,427
Southern Co.	214,500	9,931,350
Westar Energy, Inc.	31,100	931,445
Xcel Energy, Inc.	120,200	3,414,882

		93,436,431

Gas Utilities (0.3%)
AGL Resources, Inc.	29,000	1,123,750
Atmos Energy Corp.	176,100	6,175,827
National Fuel Gas Co.	17,900	840,942
Questar Corp.	34,100	711,326
UGI Corp.	27,700	815,211

		9,667,056

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	158,400	2,032,272
Calpine Corp.*	99,900	1,649,349
NRG Energy, Inc.*	56,200	975,632

		4,657,253

Multi-Utilities (2.0%)
Alliant Energy Corp.	27,400	1,248,618
Ameren Corp.	59,900	2,009,046
CenterPoint Energy, Inc.	415,600	8,590,452
CMS Energy Corp.	64,600	1,518,100
Consolidated Edison, Inc.	72,400	4,502,556
Dominion Resources, Inc.	141,200	7,624,800
DTE Energy Co.	100,600	5,968,598
Integrys Energy Group, Inc.	19,300	1,097,591
MDU Resources Group, Inc.	46,600	1,007,026
NiSource, Inc.	198,300	4,907,925
PG&E Corp.	104,300	4,721,661
Public Service Enterprise Group, Inc.	166,600	5,414,500
SCANA Corp.	28,900	1,382,576
Sempra Energy	74,900	5,159,112
TECO Energy, Inc.	53,200	$960,792
Vectren Corp.	20,200	596,304
Wisconsin Energy Corp.	56,900	2,251,533

		58,961,190

Water Utilities (0.1%)
American Water Works Co., Inc.	43,500	1,491,180
Aqua America, Inc.	30,400	758,784

		2,249,964

Total Utilities		168,971,894

Total Common Stocks (90.2%) (Cost $2,190,668,429)		2,627,796,173

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $6,890)	1,300	2,444

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (2.0%)
U.S. Treasury Bills 0.11%, 11/1/12 #(p) (Cost $58,687,122)	$58,713,200	$58,690,830

Total Investments (92.2%) (Cost $2,249,362,441)		2,686,489,447
Other Assets Less Liabilities (7.8%)		227,042,201

Net Assets (100%)		$2,913,531,648

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $58,690,830.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	3,361	September-12	$220,150,676	$227,943,020	$7,792,344
S&P MidCap 400 E-Mini Index	515	September-12	47,233,508	48,384,250	1,150,742

					$8,943,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$279,591,008	$—	$—	$279,591,008
Consumer Staples	240,530,427	—	—	240,530,427
Energy	382,603,474	—	—	382,603,474
Financials	541,153,030	—	—	541,153,030
Health Care	356,764,671	—	—	356,764,671
Industrials	211,219,096	—	—	211,219,096
Information Technology	281,348,523	—	—	281,348,523
Materials	80,639,986	—	—	80,639,986
Telecommunication Services	84,974,064	—	—	84,974,064
Utilities	168,971,894	—	—	168,971,894
Futures	8,943,086	—	—	8,943,086
Rights
Health Care	2,444	—	—	2,444
Short-Term Investments	—	58,690,830	—	58,690,830

Total Assets	$2,636,741,703	$58,690,830	$—	$2,695,432,533

Total Liabilities	$—	$—	$—	$—

Total	$2,636,741,703	$58,690,830	$—	$2,695,432,533

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	7,126	595
Purchases	—	—
Sales	(7,126)	(595)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	8,943,086	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$8,943,086

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	33,571,377	—	—	33,571,377
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$33,571,377	$—	$—	$33,571,377

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,642,411	—	—	3,642,411
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,642,411	$—	$—	$3,642,411

The Portfolio held futures contracts with an average notional balance of approximately $368,129,000 during the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$409,372,401
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$499,188,850

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,721,601
Aggregate gross unrealized depreciation	(140,517,818)

Net unrealized appreciation	$248,203,783

Federal income tax cost of investments	$2,438,285,664

The Portfolio has a net capital loss carryforward of $1,502,583,515 of which $331,276,607 expires in the year 2016 and $1,171,306,908 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $2,249,362,441)	$2,686,489,447
Cash	219,138,142
Due from broker for futures variation margin	7,093,899
Dividends, interest and other receivables	4,195,262
Receivable from Separate Accounts for Trust shares sold	94,361
Receivable for securities sold	1,694
Other assets	39,713

Total assets	2,917,052,518

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,362,459
Investment management fees payable	1,135,033
Administrative fees payable	356,179
Distribution fees payable - Class IB	268,097
Distribution fees payable - Class IA	176,812
Payable for securities purchased	140,100
Trustees’ fees payable	4,526
Accrued expenses	77,664

Total liabilities	3,520,870

NET ASSETS	$2,913,531,648

Net assets were comprised of:
Paid in capital	$4,065,621,037
Accumulated undistributed net investment income (loss)	22,861,511
Accumulated undistributed net realized gain (loss) on investments and futures	(1,621,020,992)
Net unrealized appreciation (depreciation) on investments and futures	446,070,092

Net assets	$2,913,531,648

Class IA
Net asset value, offering and redemption price per share, $888,599,265 / 86,039,913 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.33

Class IB
Net asset value, offering and redemption price per share, $1,345,275,443 / 130,565,979 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.30

Class K
Net asset value, offering and redemption price per share, $679,656,940 / 65,727,322 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.34

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $29,137 foreign withholding tax)	$34,237,647
Interest	168,520

Total income	34,406,167

EXPENSES
Investment management fees	7,276,374
Administrative fees	2,311,800
Distribution fees - Class IB	1,709,509
Distribution fees - Class IA	1,123,005
Printing and mailing expenses	160,806
Professional fees	55,100
Trustees’ fees	43,080
Custodian fees	34,809
Miscellaneous	43,542

Gross expenses	12,758,025
Less: Fees paid indirectly	(50,641)

Net expenses	12,707,384

NET INVESTMENT INCOME (LOSS)	21,698,783

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	110,309,370
Futures	33,571,377

Net realized gain (loss)	143,880,747

Change in unrealized appreciation (depreciation) on:
Securities	70,684,848
Futures	3,642,411

Net change in unrealized appreciation (depreciation)	74,327,259

NET REALIZED AND UNREALIZED GAIN (LOSS)	218,208,006

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$239,906,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,698,783	$41,161,696
Net realized gain (loss) on investments and futures	143,880,747	53,730,681
Net change in unrealized appreciation (depreciation) on investments and futures	74,327,259	(244,778,922)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	239,906,789	(149,886,545)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(12,967,993)
Class IB	—	(16,320,567)
Class K†	—	(11,392,882)

TOTAL DIVIDENDS	—	(40,681,442)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 345,269 and 3,016,973 shares, respectively ]	3,508,985	31,043,894
Capital shares issued in reinvestment of dividends [ 0 and 1,406,777 shares, respectively ]	—	12,967,993
Capital shares repurchased [ (5,637,361) and (112,075,749) shares, respectively ]	(57,685,565)	(1,077,594,170	)(z)

Total Class IA transactions	(54,176,580)	(1,033,582,283)

Class IB
Capital shares sold [ 1,077,377 and 2,388,103 shares, respectively ]	10,996,349	24,105,524
Capital shares issued in reinvestment of dividends [ 0 and 1,774,449 shares, respectively ]	—	16,320,567
Capital shares repurchased [ (9,932,170) and (22,594,933) shares, respectively ]	(101,365,297)	(230,138,002)

Total Class IB transactions	(90,368,948)	(189,711,911)

Class K†
Capital shares sold [ 381,069 and 82,527,469 shares, respectively ]	3,892,544	770,323,302	(z)
Capital shares issued in reinvestment of dividends [ 0 and 1,235,907 shares, respectively ]	—	11,392,882
Capital shares repurchased [ (15,930,294) and (2,486,829) shares, respectively ]	(162,944,181)	(23,291,635)

Total Class K transactions	(159,051,637)	758,424,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(303,597,165)	(464,869,645)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(63,690,376)	(655,437,632)
NET ASSETS:
Beginning of period	2,977,222,024	3,632,659,656

End of period (a)	$2,913,531,648	$2,977,222,024

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$22,861,511	$1,162,728

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Large Cap Value PLUS Portfolio exchanged approximately 80,955,273 Class IA shares for approximately 80,955,273 Class K shares. This exchange amounted to approximately $755,710,017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO(i)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.55	$10.19	$9.15	$7.75	$14.27	$16.39

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.13 (e)	0.13 (e)	0.19 (e)	0.43	0.35 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.71	(0.63)	1.05	1.41	(6.57)	(1.07)

Total from investment operations	0.78	(0.50)	1.18	1.60	(6.14)	(0.72)

Less distributions:
Dividends from net investment income	—	(0.14)	(0.14)	(0.20)	(0.38)	(0.26)
Distributions from net realized gains	—	—	—	—	—	(1.14)

Total dividends and distributions	—	(0.14)	(0.14)	(0.20)	(0.38)	(1.40)

Net asset value, end of period	$10.33	$9.55	$10.19	$9.15	$7.75	$14.27

Total return (b)	8.17%	(4.84)%	12.89%	20.73%	(43.06)%	(4.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$888,599	$872,363	$2,027,488	$2,305,328	$1,254,315	$3,770,999
Ratio of expenses to average net assets:
After waivers (a)	0.91%	0.65%	0.66%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.90%	0.64%	0.66%	0.69%	0.64%	0.62%
Before waivers and fees paid indirectly (a)	0.91%	0.65%	0.66%	0.70%	0.72%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.37%	1.26%	1.33%	2.35%	2.36%	2.06%
After waivers and fees paid indirectly (a)	1.38%	1.27%	1.34%	2.36%	2.42%	2.15%
Before waivers and fees paid indirectly (a)	1.37%	1.26%	1.33%	2.35%	2.34%	2.05%
Portfolio turnover rate	15%	33%	38%	52%	39%	50%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO(i)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008		2007
Net asset value, beginning of period	$9.53	$10.17	$9.12	$7.73	$14.26		$16.38

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.11 (e)	0.10 (e)	0.17 (e)	0.31	(e)	0.30	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.70	(0.63)	1.06	1.40	(6.49)		(1.06)

Total from investment operations	0.77	(0.52)	1.16	1.57	(6.18)		(0.76)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.18)	(0.35)		(0.22)
Distributions from net realized gains	—	—	—	—	—		(1.14)

Total dividends and distributions	—	(0.12)	(0.11)	(0.18)	(0.35)		(1.36)

Net asset value, end of period	$10.30	$9.53	$10.17	$9.12	$7.73		$14.26

Total return (b)	8.08%	(5.09)%	12.76%	20.34%	(43.32)%		(4.55)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,345,275	$1,328,547	$1,605,171	$1,634,368	$1,552,709		$3,310,417
Ratio of expenses to average net assets:
After waivers (a)	0.91%	0.90%	0.91%	0.95%	0.95%		0.95%
After waivers and fees paid indirectly (a)	0.90%	0.89%	0.91%	0.94%	0.89	%(c)	0.87	%(c)
Before waivers and fees paid indirectly (a)	0.91%	0.90%	0.91%	0.95%	0.97%		0.96	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.37%	1.09%	1.09%	2.22%	2.41%		1.74%
After waivers and fees paid indirectly (a)	1.38%	1.10%	1.09%	2.23%	2.49%		1.80%
Before waivers and fees paid indirectly (a)	1.37%	1.09%	1.09%	2.22%	2.40%		1.72%
Portfolio turnover rate	15%	33%	38%	52%	39%		50%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO(i)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.55	$9.24

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments and futures	0.71	0.39

Total from investment operations	0.79	0.45

Less distributions:
Dividends from net investment income	—	(0.14)

Net asset value, end of period	$10.34	$9.55

Total return (b)	8.27%	4.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$679,657	$776,313
Ratio of expenses to average net assets:
After waivers (a)	0.66%	0.65%
After waivers and fees paid indirectly (a)	0.65%	0.65%
Before waivers and fees paid indirectly (a)	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.62%	1.79%
After waivers and fees paid indirectly (a)	1.62%	1.79%
Before waivers and fees paid indirectly (a)	1.62%	1.79%
Portfolio turnover rate	15%	33%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(i)	On August 17, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AllianceBernstein Growth & Income Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	21.6%
Financials	14.4
Health Care	12.7
Energy	11.3
Industrials	11.2
Consumer Discretionary	9.6
Consumer Staples	7.7
Materials	5.9
Telecommunication Services	2.9
Utilities	1.4
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,087.30	$5.19
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	5.02
Class IB
Actual	1,000.00	1,088.30	5.19
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	5.02

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.6%)
Automobiles (0.6%)
Ford Motor Co.	172,920	$1,658,303

Hotels, Restaurants & Leisure (2.7%)
Carnival Corp.	29,793	1,021,006
Hyatt Hotels Corp., Class A*	18,724	695,784
Marriott International, Inc., Class A	26,907	1,054,755
MGM Resorts International*	172,650	1,926,774
Starwood Hotels & Resorts Worldwide, Inc.	14,530	770,671
Wynn Resorts Ltd.	15,132	1,569,491

		7,038,481

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	1,729	394,817

Media (2.6%)
Interpublic Group of Cos., Inc.	235,924	2,559,775
Time Warner, Inc.	45,192	1,739,892
Walt Disney Co.	47,091	2,283,914

		6,583,581

Multiline Retail (0.5%)
Macy’s, Inc.	9,737	334,466
Target Corp.	17,149	997,900

		1,332,366

Specialty Retail (2.4%)
Dick’s Sporting Goods, Inc.	48,703	2,337,744
Home Depot, Inc.	73,496	3,894,553

		6,232,297

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	14,839	867,785
PVH Corp.	7,203	560,321

		1,428,106

Total Consumer Discretionary		24,667,951

Consumer Staples (7.7%)
Beverages (2.3%)
Coca-Cola Co.	33,280	2,602,163
PepsiCo, Inc.	46,198	3,264,351

		5,866,514

Food & Staples Retailing (1.1%)
CVS Caremark Corp.	46,728	2,183,599
Wal-Mart Stores, Inc.	8,817	614,721

		2,798,320

Food Products (0.8%)
Kellogg Co.	44,096	2,175,256

Household Products (2.6%)
Colgate-Palmolive Co.	25,422	2,646,430
Procter & Gamble Co.	66,675	4,083,844

		6,730,274

Tobacco (0.9%)
Altria Group, Inc.	64,176	$2,217,281

Total Consumer Staples		19,787,645

Energy (11.3%)
Energy Equipment & Services (2.0%)
National Oilwell Varco, Inc.	18,762	1,209,023
Schlumberger Ltd.	47,560	3,087,120
Weatherford International Ltd.*	58,913	744,071

		5,040,214

Oil, Gas & Consumable Fuels (9.3%)
Anadarko Petroleum Corp.	30,128	1,994,474
Apache Corp.	15,139	1,330,567
Cabot Oil & Gas Corp.	19,448	766,251
Chevron Corp.	31,917	3,367,244
Continental Resources, Inc.*	15,176	1,011,025
Devon Energy Corp.	13,106	760,017
EOG Resources, Inc.	7,600	684,836
EQT Corp.	8,737	468,565
Exxon Mobil Corp.	58,389	4,996,347
Hess Corp.	44,633	1,939,304
Marathon Petroleum Corp.	23,457	1,053,688
Noble Energy, Inc.	7,869	667,449
Occidental Petroleum Corp.	18,933	1,623,883
Range Resources Corp.	8,535	528,061
Southwestern Energy Co.*	19,052	608,330
Suncor Energy, Inc.	74,794	2,165,286

		23,965,327

Total Energy		29,005,541

Financials (14.4%)
Capital Markets (3.0%)
Franklin Resources, Inc.	3,690	409,553
Goldman Sachs Group, Inc.	30,872	2,959,390
Morgan Stanley	90,056	1,313,917
State Street Corp.	14,025	626,076
T. Rowe Price Group, Inc.	35,298	2,222,362

		7,531,298

Commercial Banks (4.9%)
Fifth Third Bancorp	112,951	1,513,543
PNC Financial Services Group, Inc.	33,900	2,071,629
Regions Financial Corp.	161,704	1,091,502
SunTrust Banks, Inc.	44,131	1,069,294
U.S. Bancorp	74,972	2,411,100
Wells Fargo & Co.	126,651	4,235,210

		12,392,278

Consumer Finance (1.3%)
Capital One Financial Corp.	61,687	3,371,811

Diversified Financial Services (2.2%)
Bank of America Corp.	124,600	1,019,228
Citigroup, Inc.	44,501	1,219,772
JPMorgan Chase & Co.	97,320	3,477,244

		5,716,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Insurance (2.2%)
Chubb Corp.	26,523	$1,931,405
MetLife, Inc.	41,265	1,273,025
Prudential Financial, Inc.	34,849	1,687,737
RenaissanceReinsurance Holdings Ltd.	9,566	727,112

		5,619,279

Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts, Inc. (REIT)	133,700	2,115,134

Total Financials		36,746,044

Health Care (12.7%)
Biotechnology (1.5%)
Celgene Corp.*	11,030	707,685
Gilead Sciences, Inc.*	14,004	718,125
Human Genome Sciences, Inc.*	68,078	893,864
Vertex Pharmaceuticals, Inc.*	28,647	1,601,940

		3,921,614

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	45,333	2,409,449
St. Jude Medical, Inc.	44,208	1,764,341

		4,173,790

Health Care Providers & Services (2.5%)
Express Scripts Holding Co.*	69,238	3,865,558
UnitedHealth Group, Inc.	43,502	2,544,867

		6,410,425

Health Care Technology (0.6%)
SXC Health Solutions Corp.*	15,448	1,532,596

Pharmaceuticals (6.5%)
Abbott Laboratories	32,872	2,119,258
Eli Lilly and Co.	33,342	1,430,705
Johnson & Johnson	73,550	4,969,038
Merck & Co., Inc.	68,593	2,863,758
Pfizer, Inc.	225,083	5,176,909

		16,559,668

Total Health Care		32,598,093

Industrials (11.2%)
Aerospace & Defense (3.9%)
Boeing Co.	18,958	1,408,579
Goodrich Corp.	19,223	2,439,399
Honeywell International, Inc.	29,324	1,637,452
Precision Castparts Corp.	12,065	1,984,572
United Technologies Corp.	33,597	2,537,582

		10,007,584

Construction & Engineering (0.6%)
Fluor Corp.	28,472	1,404,808

Electrical Equipment (1.0%)
Emerson Electric Co.	56,380	2,626,180

Industrial Conglomerates (1.2%)
General Electric Co.	145,351	3,029,115

Machinery (1.7%)
Caterpillar, Inc.	12,203	1,036,157

Dover Corp.	26,593	$1,425,651
Eaton Corp.	8,968	355,402
PACCAR, Inc.	38,572	1,511,636

		4,328,846

Road & Rail (2.8%)
Hertz Global Holdings, Inc.*	133,838	1,713,126
Union Pacific Corp.	46,015	5,490,050

		7,203,176

Total Industrials		28,599,709

Information Technology (21.6%)
Communications Equipment (2.6%)
Cisco Systems, Inc.	89,833	1,542,432
QUALCOMM, Inc.	90,048	5,013,873

		6,556,305

Computers & Peripherals (8.2%)
Apple, Inc.*	28,385	16,576,840
Dell, Inc.*	77,917	975,521
EMC Corp.*	110,381	2,829,065
Hewlett-Packard Co.	26,487	532,653

		20,914,079

Electronic Equipment, Instruments & Components (0.3%)
Corning, Inc.	65,903	852,126

Internet Software & Services (3.2%)
eBay, Inc.*	13,438	564,531
Facebook, Inc., Class A*	20,569	640,107
Google, Inc., Class A*	8,558	4,964,239
Monster Worldwide, Inc.*	225,138	1,913,673

		8,082,550

IT Services (2.0%)
International Business Machines Corp.	19,124	3,740,272
Mastercard, Inc., Class A	3,226	1,387,535

		5,127,807

Semiconductors & Semiconductor Equipment (2.3%)
Broadcom Corp., Class A*	26,476	894,889
Intel Corp.	93,867	2,501,555
Micron Technology, Inc.*	180,454	1,138,665
Texas Instruments, Inc.	51,953	1,490,532

		6,025,641

Software (3.0%)
Activision Blizzard, Inc.	8,863	106,267
Adobe Systems, Inc.*	27,159	879,137
Informatica Corp.*	17,192	728,253
Microsoft Corp.	54,965	1,681,379
Oracle Corp.	80,782	2,399,226
VMware, Inc., Class A*	20,008	1,821,528

		7,615,790

Total Information Technology		55,174,298

Materials (5.9%)
Chemicals (3.9%)
Celanese Corp.	37,435	1,296,000
Dow Chemical Co.	57,628	1,815,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

E.I. du Pont de Nemours & Co.	7,448	$376,645
LyondellBasell Industries N.V., Class A	40,582	1,634,237
Monsanto Co.	27,853	2,305,671
Mosaic Co.	37,769	2,068,231
Potash Corp. of Saskatchewan, Inc.	11,296	493,522

		9,989,588

Metals & Mining (2.0%)
Cliffs Natural Resources, Inc.	20,535	1,012,170
Freeport-McMoRan Copper & Gold, Inc.	54,494	1,856,611
Newmont Mining Corp.	10,527	510,665
Reliance Steel & Aluminum Co.	16,669	841,784
United States Steel Corp.	37,332	769,039

		4,990,269

Total Materials		14,979,857

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	83,482	2,976,968
CenturyLink, Inc.	47,532	1,877,039

Verizon Communications, Inc.	59,087	$2,625,826

Total Telecommunication Services		7,479,833

Utilities (1.4%)
Electric Utilities (0.7%)
NextEra Energy, Inc.	13,562	933,201
Progress Energy, Inc.	12,763	767,950

		1,701,151

Multi-Utilities (0.7%)
Dominion Resources, Inc.	18,928	1,022,112
PG&E Corp.	17,575	795,620

		1,817,732

Total Utilities		3,518,883

Total Investments (98.7%) (Cost $215,603,634)		252,557,854
Other Assets Less Liabilities (1.3%)		3,439,504

Net Assets (100%)		$255,997,358

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,667,951	$—	$—	$24,667,951
Consumer Staples	19,787,645	—	—	19,787,645
Energy	29,005,541	—	—	29,005,541
Financials	36,746,044	—	—	36,746,044
Health Care	32,598,093	—	—	32,598,093
Industrials	28,599,709	—	—	28,599,709
Information Technology	55,174,298	—	—	55,174,298
Materials	14,979,857	—	—	14,979,857
Telecommunication Services	7,479,833	—	—	7,479,833
Utilities	3,518,883	—	—	3,518,883

Total Assets	$252,557,854	$—	$—	$252,557,854

Total Liabilities	$—	$—	$—	$—

Total	$252,557,854	$—	$—	$252,557,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,761,046
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$40,575,601

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,217,877
Aggregate gross unrealized depreciation	(18,135,634)

Net unrealized appreciation	$35,082,243

Federal income tax cost of investments	$217,475,611

The Portfolio has a net capital loss carryforward of $9,448,820, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $215,603,634)	$252,557,854
Cash	5,069,135
Dividends, interest and other receivables	268,607
Receivable from Separate Accounts for Trust shares sold	21,826
Other assets	2,019

Total assets	257,919,441

LIABILITIES
Payable for securities purchased	1,295,835
Payable to Separate Accounts for Trust shares redeemed	414,534
Investment management fees payable	120,962
Distribution fees payable - Class IB	48,348
Administrative fees payable	23,191
Distribution fees payable - Class IA	2,784
Accrued expenses	16,429

Total liabilities	1,922,083

NET ASSETS	$255,997,358

Net assets were comprised of:
Paid in capital	$225,280,121
Accumulated undistributed net investment income (loss)	1,063,907
Accumulated undistributed net realized gain (loss) on investments	(7,300,890)
Net unrealized appreciation (depreciation) on investments	36,954,220

Net assets	$255,997,358

Class IA
Net asset value, offering and redemption price per share, $13,967,154 / 1,170,319 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.93

Class IB
Net asset value, offering and redemption price per share, $242,030,204 / 20,260,146 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,239 foreign withholding tax)	$2,328,442
Interest	2,551

Total income	2,330,993

EXPENSES
Investment management fees	851,168
Distribution fees - Class IB	309,455
Administrative fees	147,978
Professional fees	24,999
Distribution fees - Class IA	17,917
Printing and mailing expenses	13,873
Custodian fees	9,941
Trustees’ fees	3,715
Miscellaneous	3,141

Gross expenses	1,382,187
Less: Waiver from investment advisor	(72,110)
Fees paid indirectly	(2,821)

Net expenses	1,307,256

NET INVESTMENT INCOME (LOSS)	1,023,737

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	5,102,731
Net change in unrealized appreciation (depreciation) on securities	15,487,628

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,590,359

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,614,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,023,737	$1,942,088
Net realized gain (loss) on investments	5,102,731	2,598,064
Net change in unrealized appreciation (depreciation) on investments	15,487,628	(30,330,766)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,614,096	(25,790,614)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(141,566)
Class IB	—	(1,814,747)

TOTAL DIVIDENDS	—	(1,956,313)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 78,008 and 485,264 shares, respectively ]	929,552	5,804,715
Capital shares issued in reinvestment of dividends [ 0 and 13,413 shares, respectively ]	—	141,566
Capital shares repurchased [ (133,895) and (717,486) shares, respectively ]	(1,601,295)	(8,498,913)

Total Class IA transactions	(671,743)	(2,552,632)

Class IB
Capital shares sold [ 1,300,884 and 7,718,614 shares, respectively ]	15,918,749	92,073,914
Capital shares issued in reinvestment of dividends [ 0 and 171,794 shares, respectively ]	—	1,814,747
Capital shares repurchased [ (2,567,926) and (6,873,672) shares, respectively ]	(30,763,065)	(79,374,539)

Total Class IB transactions	(14,844,316)	14,514,122

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,516,059)	11,961,490

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,098,037	(15,785,437)
NET ASSETS:
Beginning of period	249,899,321	265,684,758

End of period (a)	$255,997,358	$249,899,321

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,063,907	$40,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.97	$12.09	$10.65	$8.53	$12.59	$11.88

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.07 (e)	0.10 (e)	0.16 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments	0.91	(1.12)	1.44	2.10	(4.02)	1.16

Total from investment operations	0.96	(1.01)	1.51	2.20	(3.86)	1.29

Less distributions:
Dividends from net investment income	—	(0.11)	(0.07)	(0.08)	(0.13)	(0.12)
Distributions from net realized gains	—	—	—	—	(0.07)	(0.46)

Total dividends and distributions	—	(0.11)	(0.07)	(0.08)	(0.20)	(0.58)

Net asset value, end of period	$11.93	$10.97	$12.09	$10.65	$8.53	$12.59

Total return (b)	8.73%	(8.31)%	14.22%	25.86%	(30.80)%	10.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,967	$13,455	$17,470	$6,803	$2,900	$1,262
Ratio of expenses to average net assets:
After waivers (a)	1.00%	0.75%	0.75%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	1.00%	0.74%	0.74%	0.74%	0.74%	0.74%
Before waivers and fees paid indirectly (a)	1.05%	0.79%	0.80%	0.84%	0.87%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.78%	0.92%	0.68%	1.03%	1.46%	1.03%
After waivers and fees paid indirectly (a)	0.78%	0.92%	0.68%	1.04%	1.46%	1.04%
Before waivers and fees paid indirectly (a)	0.73%	0.88%	0.63%	0.95%	1.34%	0.92%
Portfolio turnover rate	10%	33%	20%	46%	43%	42%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class IB			2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.98		$12.10	$10.66	$8.54	$12.60	$11.89

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.08 (e)	0.04 (e)	0.07 (e)	0.13 (e)	0.10	(e)
Net realized and unrealized gain (loss) on investments	0.92		(1.12)	1.44	2.11	(4.01)	1.16

Total from investment operations	0.97		(1.04)	1.48	2.18	(3.88)	1.26

Less distributions:
Dividends from net investment income	—		(0.08)	(0.04)	(0.06)	(0.11)	(0.09)
Distributions from net realized gains	—		—	—	—	(0.07)	(0.46)

Total dividends and distributions	—		(0.08)	(0.04)	(0.06)	(0.18)	(0.55)

Net asset value, end of period	$11.95		$10.98	$12.10	$10.66	$8.54	$12.60

Total return (b)	8.83%		(8.53)%	13.92%	25.51%	(30.95)%	10.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$242,030		$236,444	$248,215	$190,644	$100,829	$91,751
Ratio of expenses to average net assets:
After waivers (a)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	1.00%		0.99%	0.99%	0.99%	0.99%	0.99%
Before waivers and fees paid indirectly (a)	1.05	%(c)	1.04%	1.05%	1.09%	1.12%	1.11	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.78%		0.69%	0.37%	0.79%	1.19%	0.82%
After waivers and fees paid indirectly (a)	0.78%		0.69%	0.38%	0.80%	1.19%	0.83%
Before waivers and fees paid indirectly (a)	0.72%		0.65%	0.33%	0.70%	1.07%	0.69%
Portfolio turnover rate	10%		33%	20%	46%	43%	42%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Consumer Staples	20.0%
Consumer Discretionary	13.9
Industrials	13.2
Information Technology	12.8
Financials	12.1
Health Care	9.8
Materials	8.9
Energy	5.7
Telecommunication Services	2.5
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,062.70	$6.33
Hypothetical (5% average return before expenses)	1,000.00	1,018.73	6.19
Class IB
Actual	1,000.00	1,062.60	6.33
Hypothetical (5% average return before expenses)	1,000.00	1,018.73	6.19
Class K
Actual	1,000.00	1,064.50	5.05
Hypothetical (5% average return before expenses)	1,000.00	1,019.97	4.94

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.23%, 1.23% and 0.98%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (2.4%)
Iluka Resources Ltd.	748,132	$8,766,677
Newcrest Mining Ltd.	320,273	7,454,769
Rio Tinto Ltd.	311,692	18,320,912

		34,542,358

Brazil (5.1%)
Banco Santander Brasil S.A. (ADR)	861,390	6,675,772
BM&F Bovespa S.A.	1,536,700	7,750,446
Brasil Brokers Participacoes S.A.	1,877,900	6,273,691
Diagnosticos da America S.A.	722,600	4,723,793
Fleury S.A.	370,200	4,700,075
Itau Unibanco Holding S.A. (Preference) (ADR)	955,660	13,302,787
Lojas Renner S.A.	258,400	7,223,879
LPS Brasil Consultoria de Imoveis S.A.	318,700	5,442,574
Tim Participacoes S.A. (ADR)	555,660	15,258,424

		71,351,441

Canada (2.8%)
Canadian National Railway Co.	289,420	24,421,260
Goldcorp, Inc.	211,960	7,979,989
Suncor Energy, Inc.	261,693	7,567,274

		39,968,523

Chile (0.5%)
Banco Santander Chile S.A (ADR)	95,280	7,383,247

China (1.7%)
China Construction Bank Corp., Class H	11,800,940	8,136,440
China Petroleum & Chemical Corp., Class H	12,150,000	10,891,619
Guangzhou Automobile Group Co., Ltd., Class H*	5,670,000	4,771,853

		23,799,912

Denmark (2.1%)
Carlsberg A/S, Class B	165,835	13,067,351
Novo Nordisk A/S, Class B	115,069	16,647,154

		29,714,505

Finland (0.8%)
Kone Oyj, Class B	187,559	11,357,707

France (15.2%)
Air Liquide S.A.	126,796	14,506,818
Cie Generale d’Optique Essilor International S.A.	186,626	17,336,450
Danone S.A.	647,880	40,221,935
Dassault Systemes S.A.	180,621	16,967,901
Legrand S.A.	526,640	17,911,081
LVMH Moet Hennessy Louis Vuitton S.A.	265,325	40,440,402
Pernod-Ricard S.A.	255,181	27,298,373
Publicis Groupe S.A.	355,826	16,272,487
Schneider Electric S.A.	281,267	15,671,840
Technip S.A.	74,790	7,804,715

		214,432,002

Germany (8.7%)
Bayer AG (Registered)	196,307	$14,155,436
Bayerische Motoren Werke (BMW) AG	227,538	16,486,936
Brenntag AG	120,220	13,299,702
Fresenius Medical Care AG & Co. KGaA	170,066	12,037,554
Infineon Technologies AG	1,069,895	7,254,373
Linde AG	183,458	28,575,062
SAP AG	272,799	16,109,748
Symrise AG	484,558	14,719,572

		122,638,383

Hong Kong (4.1%)
AIA Group Ltd.	5,141,400	17,727,271
China Unicom Hong Kong Ltd.	9,760,000	12,261,837
Dairy Farm International Holdings Ltd.	1,020,600	10,879,374
Li & Fung Ltd.	8,476,000	16,447,243

		57,315,725

India (0.8%)
HDFC Bank Ltd.	1,077,369	10,936,270

Indonesia (0.4%)
PT Bank Rakyat Indonesia (Persero) Tbk	8,338,500	5,706,688

Ireland (1.7%)
Accenture plc, Class A	249,690	15,003,872
Experian plc	677,480	9,570,197

		24,574,069

Israel (2.6%)
Check Point Software Technologies Ltd.*	374,210	18,557,074
NICE Systems Ltd. (ADR)*	346,700	12,689,220
Teva Pharmaceutical Industries Ltd. (ADR)	136,350	5,377,644

		36,623,938

Italy (0.7%)
Saipem S.p.A.	224,825	10,012,717

Japan (12.4%)
Honda Motor Co., Ltd.	506,100	17,629,806
INPEX Corp.	2,084	11,683,575
Japan Tobacco, Inc.	1,221,000	36,182,571
JGC Corp.	618,000	17,886,941
Lawson, Inc.	296,000	20,708,929
Obic Co., Ltd.	49,770	9,558,287
Santen Pharmaceutical Co., Ltd.	296,300	12,151,954
Shin-Etsu Chemical Co., Ltd.	275,300	15,146,059
Unicharm Corp.	391,200	22,285,496
Yahoo! Japan Corp.	34,358	11,119,177

		174,352,795

Macau (0.5%)
Sands China Ltd.	2,235,200	7,160,128

Netherlands (3.3%)
Akzo Nobel N.V.	208,574	9,811,312
ASML Holding N.V. (N.Y. Shares)	275,450	14,163,639
Heineken N.V.	420,853	21,983,166

		45,958,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Panama (1.1%)
Copa Holdings S.A., Class A	194,680	$16,057,206

Peru (0.9%)
Credicorp Ltd.	103,660	13,049,757

Russia (0.6%)
Gazprom OAO (OTC Exchange) (ADR)	61,300	582,350
Gazprom OAO (ADR)	890,560	8,430,145

		9,012,495

South Africa (0.5%)
MTN Group Ltd.	442,017	7,640,599

South Korea (1.1%)
Samsung Electronics Co., Ltd.	14,025	14,869,626

Spain (2.4%)
Amadeus IT Holding S.A., Class A	500,627	10,601,833
Inditex S.A.	226,598	23,436,967

		34,038,800

Sweden (0.7%)
Telefonaktiebolaget LM Ericsson, Class B	1,110,879	10,136,683

Switzerland (8.7%)
Cie Financiere Richemont S.A., Class A	231,872	12,725,259
Credit Suisse Group AG (Registered)*	371,708	6,790,651
Julius Baer Group Ltd.*	312,010	11,296,729
Kuehne + Nagel International AG (Registered)	66,680	7,057,748
Nestle S.A. (Registered)	525,924	31,372,112
Roche Holding AG	117,503	20,284,241
Schindler Holding AG	113,925	12,740,218
Sonova Holding AG (Registered)*	208,467	20,116,233

		122,383,191

Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	1,708,368	23,848,817

Thailand (1.1%)
CP ALL PCL	4,977,300	5,563,418
Siam Commercial Bank PCL (Foreign)	2,218,900	10,270,097

		15,833,515

United Kingdom (13.6%)
Aberdeen Asset Management plc	1,882,565	$7,666,948
Bellway plc	482,382	6,333,796
BG Group plc	1,121,212	22,948,762
Capita plc	1,133,833	11,658,861
Compass Group plc	2,648,130	27,776,833
Croda International plc	2,515	89,300
Diageo plc	1,183,705	30,451,119
HSBC Holdings plc	1,844,211	16,261,220
Intertek Group plc	255,790	10,750,218
Michael Page International plc	633,975	3,736,283
Reckitt Benckiser Group plc	431,700	22,768,585
Rolls-Royce Holdings plc*	560,870	7,566,641
Standard Chartered plc	758,084	16,526,858
Weir Group plc	294,530	7,103,705

		191,639,129

United States (0.7%)
Mettler-Toledo International, Inc.*	66,850	10,418,573

Total Common Stocks (98.9%) (Cost $1,253,669,754)		1,396,756,916

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (0.9%)
Barclays US Funding LLC 0.02%, 7/2/12 (p) (Cost $12,871,993)	$12,872,000	12,871,986

Total Investments (99.8%) (Cost $1,266,541,747)		1,409,628,902
Other Assets Less Liabilities (0.2%)		2,197,115

Net Assets (100%)		$1,411,826,017

*	Non-income producing.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,223,879	$189,481,710	$—	$196,705,589
Consumer Staples	—	282,782,429	—	282,782,429
Energy	8,149,624	71,771,533	—	79,921,157
Financials	59,878,274	111,319,172	—	171,197,446
Health Care	25,220,085	112,729,022	—	137,949,107
Industrials	40,478,466	146,311,142	—	186,789,608
Information Technology	84,262,622	96,617,628	—	180,880,250
Materials	7,979,989	117,390,481	—	125,370,470
Telecommunication Services	15,258,424	19,902,436	—	35,160,860
Short-Term Investments	—	12,871,986	—	12,871,986

Total Assets	$248,451,363	$1,161,177,539	$—	$1,409,628,902

Total Liabilities	$—	$—	$—	$—

Total	$248,451,363	$1,161,177,539	$—	$1,409,628,902

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	68,384	—	68,384
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$68,384	$—	$68,384

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(828)	—	(828)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(828)	$—	$(828)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $266,000 for the six months ended June 30, 2012.

^ The Portfolio held forward foreign currency contracts for hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$480,412,476
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$260,298,970

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,211,540
Aggregate gross unrealized depreciation	(67,202,019)

Net unrealized appreciation	$129,009,521

Federal income tax cost of investments	$1,280,619,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $1,266,541,747)	$1,409,628,902
Cash	562,241
Foreign cash (Cost $455)	461
Dividends, interest and other receivables	3,207,761
Receivable for securities sold	633,488
Receivable from Separate Accounts for Trust shares sold	308,061
Other assets	10,237

Total assets	1,414,351,151

LIABILITIES
Investment management fees payable	931,491
Payable for securities purchased	674,019
Payable to Separate Accounts for Trust shares redeemed	606,617
Administrative fees payable	115,295
Distribution fees payable - Class IB	98,880
Accrued India taxes	35,701
Distribution fees payable - Class IA	1,408
Trustees’ fees payable	105
Accrued expenses	61,618

Total liabilities	2,525,134

NET ASSETS	$1,411,826,017

Net assets were comprised of:
Paid in capital	$1,279,903,984
Accumulated undistributed net investment income (loss)	13,474,457
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(24,632,072)
Net unrealized appreciation (depreciation) on investments and foreign currency translations (net of India tax of $35,701 on unrealized appreciation on investments)	143,079,648

Net assets	$1,411,826,017

Class IA
Net asset value, offering and redemption price per share, $7,193,245 / 1,212,529 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.93

Class IB
Net asset value, offering and redemption price per share, $499,981,069 / 84,125,410 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.94

Class K
Net asset value, offering and redemption price per share, $904,651,703 / 152,300,918 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,788,477 foreign withholding tax)	$20,322,250
Interest	12,713

Total income	20,334,963

EXPENSES
Investment management fees	5,365,712
Administrative fees	664,790
Distribution fees - Class IB	627,178
Custodian fees	123,323
Printing and mailing expenses	65,764
Professional fees	39,659
Distribution fees - Class IA	36,779
Trustees’ fees	17,288
Miscellaneous	15,341

Total expenses	6,955,834

NET INVESTMENT INCOME (LOSS)	13,379,129

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	3,385,502
Foreign currency transactions	(372,537)

Net realized gain (loss)	3,012,965

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $35,701 on unrealized appreciation on investments)	55,966,034
Foreign currency translations	(1,032)

Net change in unrealized appreciation (depreciation)	55,965,002

NET REALIZED AND UNREALIZED GAIN (LOSS)	58,977,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,357,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,379,129	$10,059,615
Net realized gain (loss) on investments and foreign currency transactions	3,012,965	15,236,432
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	55,965,002	(127,648,814)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	72,357,096	(102,352,767)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(470,064)
Class IB	—	(3,269,996)
Class K†	—	(5,485,142)

	—	(9,225,202)

Distributions from net realized capital gains
Class IA	—	(3,803,694)
Class IB	—	(13,399,717)
Class K†	—	(13,888,131)

	—	(31,091,542)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(40,316,744)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 826,031 and 22,347,758 shares, respectively ]	5,018,919	133,673,284
Capital shares issued in reinvestment of dividends and distributions [ 0 and 748,340 shares, respectively ]	—	4,273,758
Capital shares repurchased [ (5,646,951) and (88,696,493) shares, respectively ]	(33,891,340)	(525,491,275	)(z)

Total Class IA transactions	(28,872,421)	(387,544,233)

Class IB
Capital shares sold [ 8,235,433 and 16,784,927 shares, respectively ]	49,987,193	106,337,392
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,041,504 shares, respectively ]	—	16,669,713
Capital shares repurchased [ (6,231,120) and (18,019,069) shares, respectively ]	(37,320,071)	(114,128,117)

Total Class IB transactions	12,667,122	8,878,988

Class K†
Capital shares sold [ 44,593,571 and 113,655,872 shares, respectively ]	265,050,449	662,412,079	(z)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,583,605 shares, respectively ]	—	19,373,272
Capital shares repurchased [ (6,256,920) and (3,275,210) shares, respectively ]	(37,745,145)	(18,855,249)

Total Class K transactions	227,305,304	662,930,102

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	211,100,005	284,264,857

TOTAL INCREASE (DECREASE) IN NET ASSETS	283,457,101	141,595,346
NET ASSETS:
Beginning of period	1,128,368,916	986,773,570

End of period (a)	$1,411,826,017	$1,128,368,916

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,474,457	$95,328

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/MFS International Growth Portfolio exchanged approximately 84,632,318 Class IA shares for approximately 84,632,318 Class K shares. This exchange amounted to approximately $499,258,897.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,			September 26, 2008* to December 31, 2008
Class IA		2011	2010	2009
Net asset value, beginning of period	$5.58	$6.49	$5.69	$4.19	$5.43

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.07 (e)	0.09 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.30	(0.78)	0.80	1.48	(1.18)

Total from investment operations	0.35	(0.68)	0.87	1.57	(1.18)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.07)	(0.07)	(0.06)
Distributions from net realized gains	—	(0.17)	—	—	—

Total dividends and distributions	—	(0.23)	(0.07)	(0.07)	(0.06)

Net asset value, end of period	$5.93	$5.58	$6.49	$5.69	$4.19

Total return (b)	6.27%	(10.49)%	15.28%	37.52%	(21.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,193	$33,658	$464,770	$372,913	$22,175
Ratio of expenses to average net assets (a)	1.23%	1.00%	0.99%	1.07%	1.12	%(c)
Ratio of net investment income (loss) to average net assets (a)	1.75%	1.47%	1.23%	1.74%	0.02%
Portfolio turnover rate	21%	48%	52%	57%	71%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009		2008	2007
Net asset value, beginning of period	$5.59	$6.50	$5.70	$4.20		$7.24	$6.50

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.06 (e)	0.06 (e)	0.06	(e)	0.06 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.29	(0.76)	0.79	1.50		(2.93)	1.00

Total from investment operations	0.35	(0.70)	0.85	1.56		(2.87)	1.04

Less distributions:
Dividends from net investment income	—	(0.04)	(0.05)	(0.06)		(0.06)	(0.04)
Distributions from net realized gains	—	(0.17)	—	—		(0.11)	(0.26)

Total dividends and distributions	—	(0.21)	(0.05)	(0.06)		(0.17)	(0.30)

Net asset value, end of period	$5.94	$5.59	$6.50	$5.70		$4.20	$7.24

Total return (b)	6.26%	(10.70)%	14.96%	37.08%		(40.19)%	16.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$499,981	$458,951	$522,003	$388,106		$242,846	$361,284
Ratio of expenses to average net assets (a)	1.23%	1.25%	1.24%	1.32	%(c)	1.37%	1.37%
Ratio of net investment income (loss) to average net assets (a)	1.94%	0.93%	1.01%	1.33%		1.05%	0.61%
Portfolio turnover rate	21%	48%	52%	57%		71%	57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$5.58	$5.82

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.29	(0.06)

Total from investment operations	0.36	(0.06)

Less distributions:
Dividends from net investment income	—	(0.05)
Distributions from net realized gains	—	(0.13)

Total dividends and distributions	—	(0.18)

Net asset value, end of period	$5.94	$5.58

Total return (b)	6.45%	(0.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$904,652	$635,760
Ratio of expenses to average net assets (a)	0.98%	1.00	%(c)
Ratio of net investment income (loss) to average net assets (a)	2.20%	0.29%
Portfolio turnover rate	21%	48%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	21.8%
Industrials	15.8
Information Technology	15.2
Consumer Discretionary	13.1
Health Care	10.8
Materials	6.7
Energy	5.2
Utilities	5.1
Consumer Staples	3.4
Telecommunication Services	0.5
Cash and Other	2.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,076.00	$3.76
Hypothetical (5% average return before expenses)	1,000.00	1,021.25	3.66
Class IB
Actual	1,000.00	1,075.80	3.75
Hypothetical (5% average return before expenses)	1,000.00	1,021.25	3.66
Class K
Actual	1,000.00	1,077.20	2.47
Hypothetical (5% average return before expenses)	1,000.00	1,022.49	2.40

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.1%)
Auto Components (0.3%)
Gentex Corp.	149,926	$3,128,956

Automobiles (0.1%)
Thor Industries, Inc.	43,021	1,179,206

Distributors (0.4%)
LKQ Corp.*	153,310	5,120,554

Diversified Consumer Services (0.8%)
ITT Educational Services, Inc.*	18,763	1,139,852
Matthews International Corp., Class A	30,008	974,960
Regis Corp.	58,962	1,058,958
Service Corp. International	223,052	2,759,153
Sotheby’s, Inc.	69,658	2,323,791
Strayer Education, Inc.	11,651	1,270,192

		9,526,906

Hotels, Restaurants & Leisure (1.5%)
Bally Technologies, Inc.*	44,700	2,085,702
Bob Evans Farms, Inc.	30,319	1,218,824
Brinker International, Inc.	78,316	2,495,931
Cheesecake Factory, Inc.*	56,863	1,817,341
International Speedway Corp., Class A	28,181	737,778
Life Time Fitness, Inc.*	44,578	2,073,323
Panera Bread Co., Class A*	30,652	4,274,115
Scientific Games Corp., Class A*	61,298	524,098
Wendy’s Co.	309,207	1,459,457
WMS Industries, Inc.*	57,584	1,148,801

		17,835,370

Household Durables (1.7%)
KB Home	77,200	756,560
M.D.C. Holdings, Inc.	39,486	1,290,008
Mohawk Industries, Inc.*	59,481	4,153,558
NVR, Inc.*	5,228	4,443,800
Tempur-Pedic International, Inc.*	66,900	1,564,791
Toll Brothers, Inc.*	152,697	4,539,682
Tupperware Brands Corp.	58,536	3,205,431

		19,953,830

Internet & Catalog Retail (0.1%)
HSN, Inc.	40,500	1,634,175

Leisure Equipment & Products (0.4%)
Polaris Industries, Inc.	71,500	5,110,820

Media (1.2%)
AMC Networks, Inc., Class A*	59,800	2,125,890
Cinemark Holdings, Inc.	105,500	2,410,675
DreamWorks Animation SKG, Inc., Class A*	74,802	1,425,726
John Wiley & Sons, Inc., Class A	48,996	2,400,314
Lamar Advertising Co., Class A*	60,211	1,722,035
Meredith Corp.	39,000	1,245,660
New York Times Co., Class A*	127,500	994,500

Scholastic Corp.	26,828	$755,476
Valassis Communications, Inc.*	45,300	985,275

		14,065,551

Multiline Retail (0.1%)
Saks, Inc.*	160,629	1,710,699

Specialty Retail (4.9%)
Aaron’s, Inc.	79,180	2,241,586
Advance Auto Parts, Inc.	76,151	5,195,021
Aeropostale, Inc.*	83,242	1,484,205
American Eagle Outfitters, Inc.	202,285	3,991,083
ANN, Inc.*	49,591	1,264,074
Ascena Retail Group, Inc.*	139,700	2,601,214
Barnes & Noble, Inc.*	41,919	689,987
Chico’s FAS, Inc.	174,770	2,593,587
Collective Brands, Inc.*	63,865	1,367,988
Dick’s Sporting Goods, Inc.	98,213	4,714,224
Foot Locker, Inc.	157,378	4,812,619
Guess?, Inc.	66,354	2,015,171
Office Depot, Inc.*	301,000	650,160
PetSmart, Inc.	112,601	7,677,136
RadioShack Corp.	105,600	405,504
Rent-A-Center, Inc.	61,784	2,084,592
Signet Jewelers Ltd.	87,600	3,855,276
Tractor Supply Co.	74,300	6,171,358
Williams-Sonoma, Inc.	103,479	3,618,661

		57,433,446

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.*	53,100	2,793,060
Deckers Outdoor Corp.*	40,300	1,773,603
Hanesbrands, Inc.*	101,665	2,819,171
PVH Corp.	73,091	5,685,749
Under Armour, Inc., Class A*	38,353	3,623,591
Warnaco Group, Inc.*	41,700	1,775,586

		18,470,760

Total Consumer Discretionary		155,170,273

Consumer Staples (3.4%)
Food & Staples Retailing (0.3%)
Harris Teeter Supermarkets, Inc.	51,025	2,091,515
SUPERVALU, Inc.	223,700	1,158,766

		3,250,281

Food Products (1.9%)
Flowers Foods, Inc.	116,723	2,711,475
Green Mountain Coffee Roasters, Inc.*	134,700	2,933,766
Hillshire Brands Co.	112,000	3,246,880
Ingredion, Inc.	79,589	3,941,247
Lancaster Colony Corp.	20,485	1,458,737
Post Holdings, Inc.*	29,255	899,591
Ralcorp Holdings, Inc.*	57,611	3,844,958
Smithfield Foods, Inc.*	167,837	3,630,315
Tootsie Roll Industries, Inc.	26,463	631,407

		23,298,376

Household Products (1.1%)
Church & Dwight Co., Inc.	144,298	8,004,210
Energizer Holdings, Inc.*	67,477	5,077,644

		13,081,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Tobacco (0.1%)
Universal Corp.	23,764	$1,100,986

Total Consumer Staples		40,731,497

Energy (5.2%)
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*	58,500	2,213,640
CARBO Ceramics, Inc.	20,700	1,588,311
Dresser-Rand Group, Inc.*	78,700	3,505,298
Dril-Quip, Inc.*	36,000	2,361,240
Helix Energy Solutions Group, Inc.*	109,989	1,804,920
Oceaneering International, Inc.	112,468	5,382,718
Oil States International, Inc.*	53,600	3,548,320
Patterson-UTI Energy, Inc.	159,719	2,325,509
Superior Energy Services, Inc.*	164,567	3,329,190
Tidewater, Inc.	53,423	2,476,690
Unit Corp.*	42,786	1,578,376

		30,114,212

Oil, Gas & Consumable Fuels (2.7%)
Arch Coal, Inc.	224,524	1,546,971
Bill Barrett Corp.*	48,674	1,042,597
Cimarex Energy Co.	89,139	4,913,342
Energen Corp.	75,095	3,389,037
Forest Oil Corp.*	118,704	870,100
HollyFrontier Corp.	213,624	7,568,698
Northern Oil and Gas, Inc.*	66,400	1,058,416
Plains Exploration & Production Co.*	133,414	4,693,505
Quicksilver Resources, Inc.*	126,305	684,573
SM Energy Co.	66,900	3,285,459
World Fuel Services Corp.	74,500	2,833,235

		31,885,933

Total Energy		62,000,145

Financials (21.8%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	53,308	5,834,560
Apollo Investment Corp.	202,348	1,554,033
Eaton Vance Corp.	118,905	3,204,490
Greenhill & Co., Inc.	30,100	1,073,065
Janus Capital Group, Inc.	196,700	1,538,194
Jefferies Group, Inc.	156,257	2,029,778
Raymond James Financial, Inc.	116,446	3,987,111
SEI Investments Co.	150,789	2,999,193
Waddell & Reed Financial, Inc., Class A	89,499	2,710,030

		24,930,454

Commercial Banks (4.1%)
Associated Banc-Corp	181,100	2,388,709
BancorpSouth, Inc.	85,995	1,248,648
Bank of Hawaii Corp.	47,652	2,189,609
Cathay General Bancorp	80,618	1,331,003
City National Corp./California	48,307	2,346,754
Commerce Bancshares, Inc./Missouri	80,955	3,068,195
Cullen/Frost Bankers, Inc.	63,926	3,675,106
East West Bancorp, Inc.	150,200	3,523,692

First Niagara Financial Group, Inc.	366,374	$2,802,761
FirstMerit Corp.	113,699	1,878,308
Fulton Financial Corp.	208,531	2,083,225
Hancock Holding Co.	88,200	2,684,808
International Bancshares Corp.	55,360	1,080,627
Prosperity Bancshares, Inc.	49,100	2,063,673
Signature Bank/New York*	48,000	2,926,560
SVB Financial Group*	45,481	2,670,644
Synovus Financial Corp.	813,063	1,609,865
TCF Financial Corp.	163,782	1,880,217
Trustmark Corp.	67,463	1,651,494
Valley National Bancorp	204,365	2,166,269
Webster Financial Corp.	76,511	1,657,228
Westamerica Bancorp	28,912	1,364,357

		48,291,752

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	89,800	2,485,664
MSCI, Inc.*	126,800	4,313,736

		6,799,400

Insurance (4.5%)
Alleghany Corp.*	15,100	5,130,225
American Financial Group, Inc./Ohio	77,679	3,047,347
Arthur J. Gallagher & Co.	122,886	4,309,612
Aspen Insurance Holdings Ltd.	73,700	2,129,930
Brown & Brown, Inc.	121,003	3,299,752
Everest Reinsurance Group Ltd.	54,804	5,671,666
Fidelity National Financial, Inc., Class A	231,384	4,456,456
First American Financial Corp.	110,855	1,880,101
Hanover Insurance Group, Inc.	46,879	1,834,375
HCC Insurance Holdings, Inc.	105,108	3,300,391
Kemper Corp.	51,495	1,583,471
Mercury General Corp.	37,888	1,578,793
Old Republic International Corp.	271,348	2,249,475
Protective Life Corp.	84,920	2,497,497
Reinsurance Group of America, Inc.	76,572	4,074,396
StanCorp Financial Group, Inc.	45,574	1,693,530
W. R. Berkley Corp.	116,569	4,536,866

		53,273,883

Real Estate Investment Trusts (REITs) (9.5%)
Alexandria Real Estate Equities, Inc. (REIT)	64,365	4,680,623
American Campus Communities, Inc. (REIT)	77,600	3,490,448
BioMed Realty Trust, Inc. (REIT)	160,700	3,001,876
BRE Properties, Inc. (REIT)	79,047	3,953,931
Camden Property Trust (REIT)	82,075	5,554,015
Corporate Office Properties Trust/Maryland (REIT)	75,002	1,763,297
Duke Realty Corp. (REIT)	269,704	3,948,467
Equity One, Inc. (REIT)	62,939	1,334,307
Essex Property Trust, Inc. (REIT)	36,202	5,572,212

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Federal Realty Investment Trust (REIT)	66,312	$6,902,416
Highwoods Properties, Inc. (REIT)	75,466	2,539,431
Home Properties, Inc. (REIT)	50,400	3,092,544
Hospitality Properties Trust (REIT)	128,598	3,185,372
Liberty Property Trust (REIT)	121,708	4,483,723
Macerich Co. (REIT)	137,427	8,115,064
Mack-Cali Realty Corp. (REIT)	90,692	2,636,416
National Retail Properties, Inc. (REIT)	110,800	3,134,532
Omega Healthcare Investors, Inc. (REIT)	108,531	2,441,948
Potlatch Corp. (REIT)	42,347	1,352,563
Rayonier, Inc. (REIT)	125,890	5,652,461
Realty Income Corp. (REIT)	138,823	5,798,637
Regency Centers Corp. (REIT)	93,199	4,433,476
Senior Housing Properties Trust (REIT)	169,600	3,785,472
SL Green Realty Corp. (REIT)	93,109	7,471,066
Taubman Centers, Inc. (REIT)	60,600	4,675,896
UDR, Inc. (REIT)	260,127	6,721,682
Weingarten Realty Investors (REIT)	125,974	3,318,155

		113,040,030

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	45,388	3,193,953

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	88,489	867,192
New York Community Bancorp, Inc.	456,708	5,722,551
Washington Federal, Inc.	110,933	1,873,659

		8,463,402

Total Financials		257,992,874

Health Care (10.8%)
Biotechnology (2.0%)
Regeneron Pharmaceuticals, Inc.*	81,000	9,251,820
United Therapeutics Corp.*	55,704	2,750,664
Vertex Pharmaceuticals, Inc.*	218,951	12,243,740

		24,246,224

Health Care Equipment & Supplies (2.8%)
Cooper Cos., Inc.	48,800	3,892,288
Gen-Probe, Inc.*	47,101	3,871,702
Hill-Rom Holdings, Inc.	63,814	1,968,662
Hologic, Inc.*	275,560	4,971,102
IDEXX Laboratories, Inc.*	56,831	5,463,164
Masimo Corp.*	60,675	1,357,907
ResMed, Inc.*	147,176	4,591,891
STERIS Corp.	60,020	1,882,827
Teleflex, Inc.	42,357	2,579,965
Thoratec Corp.*	60,515	2,032,094

		32,611,602

Health Care Providers & Services (4.1%)
AMERIGROUP Corp.*	50,000	3,295,500
Catalyst Health Solutions, Inc.*	52,300	4,886,912

Community Health Systems, Inc.*	91,642	$2,568,725
Health Management Associates, Inc., Class A*	264,939	2,079,771
Health Net, Inc.*	86,769	2,105,884
Henry Schein, Inc.*	93,460	7,335,675
HMS Holdings Corp.*	89,300	2,974,583
LifePoint Hospitals, Inc.*	50,129	2,054,286
Lincare Holdings, Inc.	90,206	3,068,808
MEDNAX, Inc.*	51,200	3,509,248
Omnicare, Inc.	116,356	3,633,798
Owens & Minor, Inc.	65,516	2,006,755
Universal Health Services, Inc., Class B	100,934	4,356,312
VCA Antech, Inc.*	90,649	1,992,465
WellCare Health Plans, Inc.*	44,608	2,364,224

		48,232,946

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	197,100	2,154,303

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	20,563	2,056,506
Charles River Laboratories International, Inc.*	50,650	1,659,294
Covance, Inc.*	57,466	2,749,748
Mettler-Toledo International, Inc.*	32,414	5,051,722
Techne Corp.	38,295	2,841,489

		14,358,759

Pharmaceuticals (0.5%)
Endo Health Solutions, Inc.*	120,941	3,746,752
Medicis Pharmaceutical Corp., Class A	61,201	2,090,014

		5,836,766

Total Health Care		127,440,600

Industrials (15.8%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.	34,371	1,738,142
BE Aerospace, Inc.*	107,829	4,707,814
Esterline Technologies Corp.*	31,900	1,988,965
Exelis, Inc.	192,400	1,897,064
Huntington Ingalls Industries, Inc.*	50,300	2,024,072
Triumph Group, Inc.	51,100	2,875,397

		15,231,454

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	107,000	1,563,270

Airlines (0.3%)
Alaska Air Group, Inc.*	73,684	2,645,255
JetBlue Airways Corp.*	217,356	1,151,987

		3,797,242

Building Products (0.5%)
Fortune Brands Home & Security, Inc.*	164,400	3,661,188
Lennox International, Inc.	52,966	2,469,805

		6,130,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (1.7%)
Brink’s Co.	48,834	$1,131,972
Clean Harbors, Inc.*	49,416	2,788,051
Copart, Inc.*	106,818	2,530,518
Corrections Corp. of America	103,701	3,053,994
Deluxe Corp.	53,779	1,341,248
Herman Miller, Inc.	61,318	1,135,609
HNI Corp.	45,748	1,178,011
Mine Safety Appliances Co.	32,444	1,305,547
Rollins, Inc.	67,829	1,517,335
Waste Connections, Inc.	128,588	3,847,353

		19,829,638

Construction & Engineering (1.0%)
AECOM Technology Corp.*	115,531	1,900,485
Granite Construction, Inc.	36,393	950,221
KBR, Inc.	153,444	3,791,601
Shaw Group, Inc.*	67,239	1,836,297
URS Corp.	78,661	2,743,696

		11,222,300

Electrical Equipment (1.6%)
Acuity Brands, Inc.	43,600	2,219,676
AMETEK, Inc.	167,124	8,341,159
General Cable Corp.*	51,100	1,325,534
Hubbell, Inc., Class B	61,114	4,763,225
Regal-Beloit Corp.	43,200	2,689,632

		19,339,226

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	64,295	3,408,921

Machinery (5.3%)
AGCO Corp.*	100,742	4,606,932
CLARCOR, Inc.	52,200	2,513,952
Crane Co.	50,410	1,833,916
Donaldson Co., Inc.	155,026	5,173,218
Gardner Denver, Inc.	51,400	2,719,574
Graco, Inc.	62,375	2,874,240
Harsco Corp.	83,812	1,708,088
IDEX Corp.	87,300	3,402,954
ITT Corp.	94,400	1,661,440
Kennametal, Inc.	83,203	2,758,179
Lincoln Electric Holdings, Inc.	87,494	3,831,362
Nordson Corp.	58,206	2,985,386
Oshkosh Corp.*	95,321	1,996,975
Pentair, Inc.	102,266	3,914,742
SPX Corp.	52,166	3,407,483
Terex Corp.*	114,284	2,037,684
Timken Co.	87,193	3,992,567
Trinity Industries, Inc.	83,370	2,082,583
Valmont Industries, Inc.	23,423	2,833,480
Wabtec Corp.	50,063	3,905,415
Woodward, Inc.	62,295	2,456,915

		62,697,085

Marine (0.4%)
Alexander & Baldwin, Inc.	43,344	2,308,068
Kirby Corp.*	58,208	2,740,433

		5,048,501

Professional Services (0.8%)
Corporate Executive Board Co.	35,156	1,437,177
FTI Consulting, Inc.*	43,902	1,262,183

Korn/Ferry International*	50,338	$722,350
Manpower, Inc.	83,516	3,060,862
Towers Watson & Co., Class A	52,797	3,162,540

		9,645,112

Road & Rail (1.6%)
Con-way, Inc.	57,653	2,081,850
J.B. Hunt Transport Services, Inc.	93,842	5,592,983
Kansas City Southern	113,656	7,905,911
Landstar System, Inc.	48,579	2,512,506
Werner Enterprises, Inc.	45,463	1,086,111

		19,179,361

Trading Companies & Distributors (0.9%)
GATX Corp.	48,932	1,883,882
MSC Industrial Direct Co., Inc., Class A	47,969	3,144,368
United Rentals, Inc.*	85,908	2,924,308
Watsco, Inc.	30,700	2,265,660

		10,218,218

Total Industrials		187,311,321

Information Technology (15.2%)
Communications Equipment (0.9%)
ADTRAN, Inc.	66,173	1,997,763
Ciena Corp.*	102,700	1,681,199
Plantronics, Inc.	44,740	1,494,316
Polycom, Inc.*	182,958	1,924,718
Riverbed Technology, Inc.*	164,100	2,650,215
Tellabs, Inc.	376,800	1,254,744

		11,002,955

Computers & Peripherals (0.6%)
Diebold, Inc.	64,883	2,394,831
NCR Corp.*	164,798	3,745,859
QLogic Corp.*	102,700	1,405,963

		7,546,653

Electronic Equipment, Instruments & Components (2.1%)
Arrow Electronics, Inc.*	116,825	3,833,028
Avnet, Inc.*	150,496	4,644,307
Ingram Micro, Inc., Class A*	156,299	2,730,544
Itron, Inc.*	41,002	1,690,922
National Instruments Corp.	96,540	2,593,064
Tech Data Corp.*	40,881	1,969,238
Trimble Navigation Ltd.*	129,514	5,958,939
Vishay Intertechnology, Inc.*	148,393	1,399,346

		24,819,388

Internet Software & Services (1.6%)
AOL, Inc.*	96,100	2,698,488
Equinix, Inc.*	49,972	8,777,582
Monster Worldwide, Inc.*	128,200	1,089,700
Rackspace Hosting, Inc.*	108,900	4,785,066
ValueClick, Inc.*	82,500	1,352,175

		18,703,011

IT Services (3.3%)
Acxiom Corp.*	77,971	1,178,142
Alliance Data Systems Corp.*	52,109	7,034,715
Broadridge Financial Solutions, Inc.	128,951	2,742,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Convergys Corp.	119,500	$1,765,015
CoreLogic, Inc.*	110,955	2,031,586
DST Systems, Inc.	34,667	1,882,765
Gartner, Inc.*	96,785	4,166,594
Global Payments, Inc.	81,705	3,532,107
Jack Henry & Associates, Inc.	90,338	3,118,468
Lender Processing Services, Inc.	86,995	2,199,233
ManTech International Corp., Class A	24,338	571,213
NeuStar, Inc., Class A*	70,106	2,341,540
VeriFone Systems, Inc.*	110,200	3,646,518
Wright Express Corp.*	40,200	2,481,144

		38,691,828

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	53,553	1,840,081

Semiconductors & Semiconductor Equipment (2.1%)
Atmel Corp.*	456,353	3,057,565
Cree, Inc.*	120,362	3,089,693
Cypress Semiconductor Corp.*	159,700	2,111,234
Fairchild Semiconductor International, Inc.*	129,994	1,832,915
Integrated Device Technology, Inc.*	149,841	842,106
International Rectifier Corp.*	71,940	1,438,081
Intersil Corp., Class A	132,642	1,412,637
MEMC Electronic Materials, Inc.*	247,100	536,207
RF Micro Devices, Inc.*	291,230	1,237,727
Semtech Corp.*	67,740	1,647,437
Silicon Laboratories, Inc.*	43,993	1,667,335
Skyworks Solutions, Inc.*	196,200	5,369,994

		24,242,931

Software (4.4%)
ACI Worldwide, Inc.*	40,356	1,784,139
Advent Software, Inc.*	34,042	922,879
ANSYS, Inc.*	96,568	6,094,406
Cadence Design Systems, Inc.*	285,250	3,134,898
Compuware Corp.*	227,400	2,112,546
Concur Technologies, Inc.*	48,800	3,323,280
FactSet Research Systems, Inc.	46,842	4,353,495
Fair Isaac Corp.	34,984	1,479,124
Informatica Corp.*	111,665	4,730,129
Mentor Graphics Corp.*	96,847	1,452,705
MICROS Systems, Inc.*	83,468	4,273,562
Parametric Technology Corp.*	123,368	2,585,793
Quest Software, Inc.*	58,960	1,642,036
Rovi Corp.*	112,344	2,204,189
Solera Holdings, Inc.	71,500	2,987,985
Synopsys, Inc.*	152,234	4,480,247
TIBCO Software, Inc.*	170,100	5,089,392

		52,650,805

Total Information Technology		179,497,652

Materials (6.7%)
Chemicals (3.0%)
Albemarle Corp.	92,568	5,520,756
Ashland, Inc.	81,529	5,650,775
Cabot Corp.	65,564	2,668,455

Cytec Industries, Inc.	47,999	$2,814,661
Intrepid Potash, Inc.*	55,400	1,260,904
Minerals Technologies, Inc.	18,454	1,176,996
NewMarket Corp.	11,000	2,382,600
Olin Corp.	84,097	1,756,786
RPM International, Inc.	136,866	3,722,755
Scotts Miracle-Gro Co., Class A	44,805	1,842,382
Sensient Technologies Corp.	52,308	1,921,273
Valspar Corp.	94,731	4,972,430

		35,690,773

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	47,548	3,747,734

Containers & Packaging (1.4%)
AptarGroup, Inc.	68,980	3,521,429
Greif, Inc., Class A	31,990	1,311,590
Packaging Corp. of America	100,515	2,838,543
Rock-Tenn Co., Class A	73,200	3,993,060
Silgan Holdings, Inc.	51,200	2,185,728
Sonoco Products Co.	104,618	3,154,233

		17,004,583

Metals & Mining (1.6%)
Carpenter Technology Corp.	45,738	2,188,106
Commercial Metals Co.	121,775	1,539,236
Compass Minerals International, Inc.	34,400	2,624,032
Reliance Steel & Aluminum Co.	78,399	3,959,149
Royal Gold, Inc.	62,000	4,860,800
Steel Dynamics, Inc.	227,985	2,678,824
Worthington Industries, Inc.	55,619	1,138,521

		18,988,668

Paper & Forest Products (0.4%)
Domtar Corp.	37,200	2,853,612
Louisiana-Pacific Corp.*	142,792	1,553,577

		4,407,189

Total Materials		79,838,947

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	156,400	4,013,224

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	99,485	2,118,036

Total Telecommunication Services		6,131,260

Utilities (5.1%)
Electric Utilities (2.2%)
Cleco Corp.	63,372	2,650,851
Great Plains Energy, Inc.	158,486	3,393,185
Hawaiian Electric Industries, Inc.	99,893	2,848,948
IDACORP, Inc.	51,962	2,186,561
NV Energy, Inc.	246,280	4,329,602
OGE Energy Corp.	102,079	5,286,672
PNM Resources, Inc.	81,879	1,599,916
Westar Energy, Inc.	131,259	3,931,207

		26,226,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (1.4%)
Atmos Energy Corp.	93,900	$3,293,073
National Fuel Gas Co.	86,703	4,073,307
Questar Corp.	185,600	3,871,616
UGI Corp.	116,760	3,436,247
WGL Holdings, Inc.	53,337	2,120,146

		16,794,389

Multi-Utilities (1.2%)
Alliant Energy Corp.	115,495	5,263,107
Black Hills Corp.	45,649	1,468,528
MDU Resources Group, Inc.	195,915	4,233,723
Vectren Corp.	84,699	2,500,315

		13,465,673

Water Utilities (0.3%)
Aqua America, Inc.	144,866	3,615,855

Total Utilities		60,102,859

Total Common Stocks (97.6%) (Cost $749,119,026)		1,156,217,428

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Government Securities (0.1%)
U.S. Treasury Bills
0.07%, 9/6/12 #(p) (Cost $1,304,806)	$1,305,000	$1,304,827

Total Investments (97.7%) (Cost $750,423,832)		1,157,522,255
Other Assets Less Liabilities (2.3%)		27,516,162

Net Assets (100%)		$1,185,038,417

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,304,827.
(p)	Yield to maturity.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	301	September-12	$27,604,752	$28,278,950	$674,198

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$155,170,273	$—	$—	$155,170,273
Consumer Staples	40,731,497	—	—	40,731,497
Energy	62,000,145	—	—	62,000,145
Financials	257,992,874	—	—	257,992,874
Health Care	127,440,600	—	—	127,440,600
Industrials	187,311,321	—	—	187,311,321
Information Technology	179,497,652	—	—	179,497,652
Materials	79,838,947	—	—	79,838,947
Telecommunication Services	6,131,260	—	—	6,131,260
Utilities	60,102,859	—	—	60,102,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$674,198	$—	$—	$674,198
Short-Term Investments	—	1,304,827	—	1,304,827

Total Assets	$1,156,891,626	$1,304,827	$—	$1,158,196,453

Total Liabilities	$—	$—	$—	$—

Total	$1,156,891,626	$1,304,827	$—	$1,158,196,453

(a) A Security with a market value of $1,997,763 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	674,198	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$674,198

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	907,594	—	—	907,594
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$907,594	$—	$—	$907,594

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	925,280	—	—	925,280
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$925,280	$—	$—	$925,280

The Portfolio held futures contracts with an average notional balance of approximately $22,252,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$47,980,262
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$88,458,022

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$446,221,202
Aggregate gross unrealized depreciation	(42,095,012)

Net unrealized appreciation	$404,126,190

Federal income tax cost of investments	$753,396,065

The Portfolio has a net capital loss carryforward of $508,547,000 of which $193,217,169 expires in the year 2016 and $315,329,831 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $750,423,832)	$1,157,522,255
Cash	18,941,978
Receivable for securities sold	11,125,453
Dividends, interest and other receivables	1,110,330
Due from broker for futures variation margin	847,499
Receivable from Separate Accounts for Trust shares sold	202,938
Other assets	13,405

Total assets	1,189,763,858

LIABILITIES
Payable for securities purchased	3,505,527
Payable to Separate Accounts for Trust shares redeemed	561,726
Investment management fees payable	330,938
Distribution fees payable - Class IB	218,659
Administrative fees payable	98,306
Distribution fees payable - Class IA	8,327
Trustees’ fees payable	1,142
Accrued expenses	816

Total liabilities	4,725,441

NET ASSETS	$1,185,038,417

Net assets were comprised of:
Paid in capital	$1,247,935,983
Accumulated undistributed net investment income (loss)	6,073,565
Accumulated undistributed net realized gain (loss) on investments and futures	(476,743,752)
Net unrealized appreciation (depreciation) on investments and futures	407,772,621

Net assets	$1,185,038,417

Class IA
Net asset value, offering and redemption price per share, $41,773,536 / 4,757,690 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.78

Class IB
Net asset value, offering and redemption price per share, $1,094,298,703 / 126,352,376 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.66

Class K
Net asset value, offering and redemption price per share, $48,966,178 / 5,569,995 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.79

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$8,803,127
Interest	9,050

Total income	8,812,177

EXPENSES
Investment management fees	2,124,584
Distribution fees - Class IB	1,405,435
Administrative fees	631,726
Printing and mailing expenses	64,278
Distribution fees - Class IA	53,367
Professional fees	35,104
Trustees’ fees	17,172
Custodian fees	14,765
Miscellaneous	12,548

Gross expenses	4,358,979
Less: Fees paid indirectly	(9,668)

Net expenses	4,349,311

NET INVESTMENT INCOME (LOSS)	4,462,866

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	34,733,005
Futures	907,594

Net realized gain (loss)	35,640,599

Change in unrealized appreciation (depreciation) on:
Securities	45,642,661
Futures	925,280

Net change in unrealized appreciation (depreciation)	46,567,941

NET REALIZED AND UNREALIZED GAIN (LOSS)	82,208,540

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,671,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,462,866	$8,333,741
Net realized gain (loss) on investments and futures	35,640,599	105,746,754
Net change in unrealized appreciation (depreciation) on investments and futures	46,567,941	(139,134,965)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	86,671,406	(25,054,470)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(372,513)
Class IB	—	(7,095,208)
Class K†	—	(392,207)

TOTAL DIVIDENDS	—	(7,859,928)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 298,393 and 1,087,752 shares, respectively ]	2,660,575	9,427,419
Capital shares issued in reinvestment of dividends [ 0 and 47,393 shares, respectively ]	—	372,513
Capital shares repurchased [ (497,625) and (6,581,468) shares, respectively ]	(4,430,621)	(53,293,344	)(z)

Total Class IA transactions	(1,770,046)	(43,493,412)

Class IB
Capital shares sold [ 4,289,482 and 8,154,189 shares, respectively ]	37,590,397	68,351,408
Capital shares issued in reinvestment of dividends [ 0 and 915,031 shares, respectively ]	—	7,095,208
Capital shares repurchased [ (8,651,641) and (23,022,623) shares, respectively ]	(76,011,598)	(194,693,999)

Total Class IB transactions	(38,421,201)	(119,247,383)

Class K†
Capital shares sold [ 366,999 and 5,273,507 shares, respectively ]	3,181,066	42,178,506	(z)
Capital shares issued in reinvestment of dividends [ 0 and 49,898 shares, respectively ]	—	392,207
Capital shares repurchased [ (103,816) and (16,593) shares, respectively ]	(910,830)	(134,992)

Total Class K transactions	2,270,236	42,435,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,921,011)	(120,305,074)

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,750,395	(153,219,472)
NET ASSETS:
Beginning of period	1,136,288,022	1,289,507,494

End of period (a)	$1,185,038,417	$1,136,288,022

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,073,565	$1,610,699

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Mid Cap Index Portfolio exchanged approximately 3,314,735 Class IA shares for approximately 3,314,735 Class K shares. This exchange amounted to approximately $25,857,041.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.16	$8.42	$6.74	$5.00	$10.09	$10.75

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.07 (e)	0.07 (e)	0.07 (e)	0.10 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.59	(0.26)	1.69	1.75	(5.02)	0.84

Total from investment operations	0.62	(0.19)	1.76	1.82	(4.92)	0.86

Less distributions:
Dividends from net investment income	—	(0.07)	(0.08)	(0.08)	(0.08)	—
Distributions from net realized gains	—	—	—	—	(0.09)	(1.52)

Total dividends and distributions	—	(0.07)	(0.08)	(0.08)	(0.17)	(1.52)

Net asset value, end of period	$8.78	$8.16	$8.42	$6.74	$5.00	$10.09

Total return (b)	7.60%	(2.17)%	26.09%	36.43%	(49.10)%	8.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,774	$40,464	$87,621	$128,836	$39,101	$63,363
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.48%	0.48%	0.51%	0.76%	0.75%
After waivers and fees paid indirectly (a)	0.73%	0.48%	0.48%	0.50%	0.58%	0.75%
Before waivers and fees paid indirectly (a)	0.73%	0.48%	0.48%	0.51%	0.82%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.72%	0.87%	0.95%	1.21%	1.07%	0.19%
After waivers and fees paid indirectly (a)	0.73%	0.87%	0.95%	1.21%	1.25%	0.20%
Before waivers and fees paid indirectly (a)	0.72%	0.87%	0.95%	1.20%	1.01%	0.13%
Portfolio turnover rate	4%	14%	11%	16%	239%	112%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008		2007
Net asset value, beginning of period	$8.05	$8.31	$6.65	$4.93	$9.96		$10.65

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.05 (e)	0.05 (e)	0.06 (e)	0.07	(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.58	(0.26)	1.67	1.72	(4.94)		0.84

Total from investment operations	0.61	(0.21)	1.72	1.78	(4.87)		0.83

Less distributions:
Dividends from net investment income	—	(0.05)	(0.06)	(0.06)	(0.07)		—
Distributions from net realized gains	—	—	—	—	(0.09)		(1.52)

Total dividends and distributions	—	(0.05)	(0.06)	(0.06)	(0.16)		(1.52)

Net asset value, end of period	$8.66	$8.05	$8.31	$6.65	$4.93		$9.96

Total return (b)	7.58%	(2.45)%	25.81%	36.18%	(49.28)%		8.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,094,299	$1,052,505	$1,201,887	$1,047,011	$788,812		$1,611,257
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.73%	0.73%	0.75%	1.01%		1.00%
After waivers and fees paid indirectly (a)	0.73%	0.73%	0.72%	0.74%	0.83	%(c)	1.00%
Before waivers and fees paid indirectly (a)	0.73%	0.73%	0.73%	0.76%	1.07%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.72%	0.65%	0.72%	1.07%	0.76%		(0.06)%
After waivers and fees paid indirectly (a)	0.73%	0.65%	0.72%	1.08%	0.93%		(0.06)%
Before waivers and fees paid indirectly (a)	0.72%	0.65%	0.72%	1.06%	0.71%		(0.12)%
Portfolio turnover rate	4%	14%	11%	16%	239%		112%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.16	$7.60

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and futures	0.59	0.60

Total from investment operations	0.63	0.63

Less distributions:
Dividends from net investment income	—	(0.07)

Net asset value, end of period	$8.79	$8.16

Total return (b)	7.72%	8.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,966	$43,319
Ratio of expenses to average net assets:
After waivers (a)	0.48%	0.48	%(c)
After waivers and fees paid indirectly (a)	0.48%	0.48	%(c)
Before waivers and fees paid indirectly (a)	0.48%	0.48	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.98%	1.21%
After waivers and fees paid indirectly (a)	0.98%	1.21%
Before waivers and fees paid indirectly (a)	0.98%	1.21%
Portfolio turnover rate	4%	14%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MID CAP VALUE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	20.0%
Investment Companies	11.0
Industrials	8.4
Information Technology	7.1
Utilities	6.7
Consumer Discretionary	6.6
Health Care	5.3
Energy	5.2
Materials	5.2
Consumer Staples	3.5
Telecommunication Services	0.4
Cash and Other	20.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,081.00	$5.11
Hypothetical (5% average return before expenses)	1,000.00	1,019.95	4.96
Class IB
Actual	1,000.00	1,081.70	5.11
Hypothetical (5% average return before expenses)	1,000.00	1,019.95	4.96
Class K
Actual	1,000.00	1,082.10	3.82
Hypothetical (5% average return before expenses)	1,000.00	1,021.19	3.71

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.99%, 0.99% and 0.74%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.6%)
Auto Components (0.2%)
Lear Corp.	29,986	$1,131,372
TRW Automotive Holdings Corp.*	30,303	1,113,938
Visteon Corp.*	14,859	557,213
WABCO Holdings, Inc.*	1,396	73,890

		2,876,413

Automobiles (0.0%)
Thor Industries, Inc.	11,985	328,509

Diversified Consumer Services (0.2%)
DeVry, Inc.	72,903	2,257,806
H&R Block, Inc.	32,951	526,557
Service Corp. International	65,329	808,120

		3,592,483

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.	7,306	291,729
Hyatt Hotels Corp., Class A*	13,597	505,265
International Game Technology	39,619	623,999
Marriott International, Inc., Class A	5,967	233,906
MGM Resorts International*	119,614	1,334,892
Penn National Gaming, Inc.*	18,248	813,678
Royal Caribbean Cruises Ltd.	45,561	1,185,953
Wendy’s Co.	84,328	398,028

		5,387,450

Household Durables (2.0%)
D.R. Horton, Inc.	77,532	1,425,038
Garmin Ltd.	30,407	1,164,284
Harman International Industries, Inc.	21,209	839,876
Jarden Corp.	18,481	776,572
Leggett & Platt, Inc.	42,182	891,306
Lennar Corp., Class A	319,182	9,865,916
Mohawk Industries, Inc.*	17,144	1,197,165
Newell Rubbermaid, Inc.	87,237	1,582,479
NVR, Inc.*	165	140,250
PulteGroup, Inc.*	102,980	1,101,886
Toll Brothers, Inc.*	396,548	11,789,372
Whirlpool Corp.	23,248	1,421,848

		32,195,992

Internet & Catalog Retail (0.2%)
Expedia, Inc.	9,866	474,258
HomeAway, Inc.*	1,105	24,023
Liberty Interactive Corp.*	144,067	2,562,952

		3,061,233

Leisure Equipment & Products (0.5%)
Hasbro, Inc.	3,369	114,108
Mattel, Inc.	250,762	8,134,719

		8,248,827

Media (0.8%)
Cablevision Systems Corp. - New York Group, Class A	53,813	715,175

Clear Channel Outdoor Holdings, Inc., Class A*	5,139	$30,937
DISH Network Corp., Class A	13,458	384,226
DreamWorks Animation SKG, Inc., Class A*	20,410	389,014
Gannett Co., Inc.	70,703	1,041,455
Interpublic Group of Cos., Inc.	125,322	1,359,744
John Wiley & Sons, Inc., Class A	8,010	392,410
Lamar Advertising Co., Class A*	3,175	90,805
Liberty Media Corp. - Liberty Capital*	30,540	2,684,771
Madison Square Garden Co., Class A*	17,185	643,406
Regal Entertainment Group, Class A	15,585	214,450
Virgin Media, Inc.	162,400	3,960,936
Washington Post Co., Class B	1,277	477,368

		12,384,697

Multiline Retail (0.9%)
Dillard’s, Inc., Class A	8,864	564,460
Family Dollar Stores, Inc.	92,000	6,116,160
J.C. Penney Co., Inc.	48,020	1,119,346
Kohl’s Corp.	68,149	3,100,098
Macy’s, Inc.	107,919	3,707,018
Sears Holdings Corp.*	10,890	650,133

		15,257,215

Specialty Retail (1.2%)
Aaron’s, Inc.	5,492	155,478
Abercrombie & Fitch Co., Class A	25,531	871,628
American Eagle Outfitters, Inc.	13,210	260,633
ANN, Inc.*	70,600	1,799,594
AutoNation, Inc.*	4,927	173,825
Best Buy Co., Inc.	81,041	1,698,619
CarMax, Inc.*	56,171	1,457,076
Chico’s FAS, Inc.	15,037	223,149
DSW, Inc., Class A	562	30,573
Foot Locker, Inc.	36,293	1,109,840
GameStop Corp., Class A	39,716	729,186
Guess?, Inc.	19,493	592,002
Ross Stores, Inc.	85,000	5,309,950
Sally Beauty Holdings, Inc.*	2,936	75,573
Signet Jewelers Ltd.	25,610	1,127,096
Staples, Inc.	207,387	2,706,400
Tiffany & Co.	6,102	323,101
Williams-Sonoma, Inc.	11,682	408,520

		19,052,243

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	4,377	192,632
PVH Corp.	1,630	126,797
Samsonite International S.A.	2,934,000	4,966,953

		5,286,382

Total Consumer Discretionary		107,671,444

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (3.5%)
Beverages (0.9%)
Beam, Inc.	47,424	$2,963,526
Brown-Forman Corp., Class B	3,815	369,482
Coca-Cola Enterprises, Inc.	83,696	2,346,836
Constellation Brands, Inc., Class A*	47,286	1,279,559
Dr. Pepper Snapple Group, Inc.	155,900	6,820,625
Molson Coors Brewing Co., Class B	38,544	1,603,816

		15,383,844

Food & Staples Retailing (0.1%)
Safeway, Inc.	62,358	1,131,798

Food Products (1.8%)
Bunge Ltd.	114,312	7,171,935
Campbell Soup Co.	11,249	375,492
ConAgra Foods, Inc.	124,992	3,241,043
Dean Foods Co.*	7,884	134,264
Green Mountain Coffee Roasters, Inc.*	6,378	138,913
H.J. Heinz Co.	36,291	1,973,505
Hillshire Brands Co.	5,286	153,241
Hormel Foods Corp.	17,358	528,030
Ingredion, Inc.	123,376	6,109,579
J.M. Smucker Co.	33,709	2,545,704
Maple Leaf Foods, Inc.	300,900	3,460,897
Ralcorp Holdings, Inc.*	16,615	1,108,885
Smithfield Foods, Inc.*	48,469	1,048,384
Tyson Foods, Inc., Class A	87,448	1,646,646

		29,636,518

Household Products (0.7%)
Church & Dwight Co., Inc.	16,009	888,019
Clorox Co.	36,714	2,660,297
Energizer Holdings, Inc.*	99,177	7,463,069

		11,011,385

Personal Products (0.0%)
Avon Products, Inc.	29,755	482,328

Total Consumer Staples		57,645,873

Energy (5.2%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.*	11,748	444,544
Cameron International Corp.*	17,194	734,356
Diamond Offshore Drilling, Inc.	20,709	1,224,523
Helmerich & Payne, Inc.	22,198	965,169
McDermott International, Inc.*	70,889	789,704
Nabors Industries Ltd.*	87,360	1,257,984
Ocean Rig UDW, Inc.*	331,700	4,481,267
Oil States International, Inc.*	2,129	140,940
Patterson-UTI Energy, Inc.	46,980	684,029
Rowan Cos., plc, Class A*	37,368	1,208,107
RPC, Inc.	2,329	27,692
SEACOR Holdings, Inc.*	3,502	313,009
Superior Energy Services, Inc.*	47,406	959,023
Tidewater, Inc.	98,783	4,579,580
Trican Well Service Ltd.	167,500	1,933,135
Unit Corp.*	14,614	539,110

		20,282,172

Oil, Gas & Consumable Fuels (4.0%)
Alpha Natural Resources, Inc.*	66,285	$577,342
Cheniere Energy, Inc.*	19,416	286,192
Chesapeake Energy Corp.	199,313	3,707,222
Cimarex Energy Co.	25,795	1,421,820
Cobalt International Energy, Inc.*	405,811	9,536,558
CONSOL Energy, Inc.	155,173	4,692,432
Denbury Resources, Inc.*	117,550	1,776,180
Energen Corp.	21,704	979,501
EQT Corp.	39,609	2,124,231
EXCO Resources, Inc.	37,291	283,039
HollyFrontier Corp.	62,231	2,204,844
Japan Petroleum Exploration Co.	66,900	2,547,208
Laredo Petroleum Holdings, Inc.*	472	9,818
Marathon Petroleum Corp.	102,531	4,605,692
Murphy Oil Corp.	58,429	2,938,394
Newfield Exploration Co.*	133,467	3,911,918
Noble Energy, Inc.	41,623	3,530,463
Peabody Energy Corp.	81,969	2,009,880
Pioneer Natural Resources Co.	6,108	538,787
Plains Exploration & Production Co.*	38,789	1,364,597
QEP Resources, Inc.	130,380	3,907,489
SandRidge Energy, Inc.*	147,278	985,290
SM Energy Co.	3,224	158,331
Southwestern Energy Co.*	68,709	2,193,878
Sunoco, Inc.	4,186	198,835
Teekay Corp.	10,920	319,738
Tesoro Corp.*	42,230	1,054,061
Ultra Petroleum Corp.*	46,014	1,061,543
Valero Energy Corp.	166,371	4,017,860
Whiting Petroleum Corp.*	30,368	1,248,732
World Fuel Services Corp.	14,710	559,421
WPX Energy, Inc.*	59,798	967,532

		65,718,828

Total Energy		86,001,000

Financials (20.0%)
Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	3,926	429,701
American Capital Ltd.*	100,087	1,007,876
Ameriprise Financial, Inc.	65,788	3,438,081
Ares Capital Corp.	66,767	1,065,601
E*TRADE Financial Corp.*	334,469	2,689,131
Federated Investors, Inc., Class B	4,585	100,182
Invesco Ltd.	352,979	7,977,325
Janus Capital Group, Inc.	56,723	443,574
Jefferies Group, Inc.	42,570	552,984
Legg Mason, Inc.	42,487	1,120,382
LPL Financial Holdings, Inc.	2,065	69,735
Northern Trust Corp.	64,875	2,985,548
Raymond James Financial, Inc.	34,217	1,171,590
Solar Capital Ltd.	120,099	2,673,404
TD Ameritrade Holding Corp.	69,797	1,186,549

		26,911,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Banks (3.9%)
Associated Banc-Corp	52,342	$690,391
Bank of Hawaii Corp.	13,699	629,469
BOK Financial Corp.	7,748	450,934
CapitalSource, Inc.	69,832	469,271
CIT Group, Inc.*	60,430	2,153,725
City National Corp./California	14,034	681,772
Comerica, Inc.	221,783	6,810,956
Commerce Bancshares, Inc./Missouri	22,598	856,464
Cullen/Frost Bankers, Inc.	16,030	921,565
East West Bancorp, Inc.	43,507	1,020,674
Fifth Third Bancorp	276,865	3,709,991
First Citizens BancShares, Inc./North Carolina, Class A	1,527	254,474
First Horizon National Corp.	76,033	657,685
First Midwest Bancorp, Inc./Illinois	211,507	2,322,347
First Niagara Financial Group, Inc.	106,123	811,841
First Republic Bank/California*	30,691	1,031,218
Fulton Financial Corp.	60,422	603,616
Huntington Bancshares, Inc./Ohio	260,199	1,665,274
KeyCorp	286,820	2,219,987
M&T Bank Corp.	87,184	7,198,783
Popular, Inc.*	270,039	4,485,348
Regions Financial Corp.	1,517,031	10,239,959
Signature Bank/New York*	12,112	738,469
SunTrust Banks, Inc.	161,947	3,923,976
SVB Financial Group*	13,306	781,328
Synovus Financial Corp.	236,698	468,662
TCF Financial Corp.	48,803	560,258
Valley National Bancorp	59,357	629,184
Zions Bancorp	326,129	6,333,425

		63,321,046

Consumer Finance (0.1%)
SLM Corp.	146,774	2,305,820

Diversified Financial Services (0.9%)
CBOE Holdings, Inc.	3,552	98,319
Interactive Brokers Group, Inc., Class A	11,985	176,419
Leucadia National Corp.	45,378	965,190
NASDAQ OMX Group, Inc.	35,048	794,538
NYSE Euronext	209,734	5,364,996
PHH Corp.*	448,300	7,836,284

		15,235,746

Insurance (5.4%)
Alleghany Corp.*	5,094	1,730,686
Allied World Assurance Co. Holdings AG	5,361	426,039
American Financial Group, Inc./Ohio	25,715	1,008,799
American National Insurance Co.	2,164	154,228
Aon plc	89,879	4,204,540
Arch Capital Group Ltd.*	36,195	1,436,580
Aspen Insurance Holdings Ltd.	21,521	621,957
Assurant, Inc.	25,804	899,011

Assured Guaranty Ltd.	48,517	$684,090
Axis Capital Holdings Ltd.	32,943	1,072,295
Brown & Brown, Inc.	32,052	874,058
Cincinnati Financial Corp.	43,936	1,672,644
CNA Financial Corp.	7,943	220,180
Endurance Specialty Holdings Ltd.	11,712	448,804
Everest Reinsurance Group Ltd.	101,672	10,522,035
Fidelity National Financial, Inc., Class A	67,046	1,291,306
Genworth Financial, Inc., Class A*	147,904	837,137
Hanover Insurance Group, Inc.	7,386	289,014
Hartford Financial Services Group, Inc.	132,666	2,338,902
HCC Insurance Holdings, Inc.	30,453	956,224
Kemper Corp.	14,827	455,930
Lincoln National Corp.	85,888	1,878,371
Markel Corp.*	2,905	1,283,138
MBIA, Inc.*	42,578	460,268
Mercury General Corp.	8,059	335,819
Old Republic International Corp.	78,075	647,242
PartnerReinsurance Ltd.	19,424	1,469,814
Platinum Underwriters Holdings Ltd.	155,985	5,943,028
Principal Financial Group, Inc.	318,118	8,344,235
ProAssurance Corp.	9,224	821,766
Progressive Corp.	183,910	3,830,845
Protective Life Corp.	24,376	716,898
Reinsurance Group of America, Inc.	215,213	11,451,484
RenaissanceReinsurance Holdings Ltd.	15,577	1,184,008
StanCorp Financial Group, Inc.	13,354	496,235
Torchmark Corp.	29,627	1,497,645
Unum Group	546,618	10,456,802
Validus Holdings Ltd.	25,351	811,993
W. R. Berkley Corp.	33,383	1,299,266
White Mountains Insurance Group Ltd.	1,790	933,932
XL Group plc	93,799	1,973,531

		87,980,779

Real Estate Investment Trusts (REITs) (6.2%)
Alexandria Real Estate Equities, Inc. (REIT)	18,683	1,358,628
American Assets Trust, Inc. (REIT)	159,134	3,858,999
American Campus Communities, Inc. (REIT)	20,251	910,890
American Capital Agency Corp. (REIT)	90,274	3,034,109
Annaly Capital Management, Inc. (REIT)	293,280	4,921,238
Apartment Investment & Management Co. (REIT), Class A	11,499	310,818
AvalonBay Communities, Inc. (REIT)	28,693	4,059,486
BioMed Realty Trust, Inc. (REIT)	46,390	866,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Boston Properties, Inc. (REIT)	37,464	$4,059,974
Brandywine Realty Trust (REIT)	43,113	532,014
BRE Properties, Inc. (REIT)	16,525	826,580
Camden Property Trust (REIT)	5,968	403,854
CBL & Associates Properties, Inc. (REIT)	44,718	873,790
Chimera Investment Corp. (REIT)	309,130	729,547
CommonWealth REIT (REIT)	25,194	481,709
Corporate Office Properties Trust/Maryland (REIT)	21,679	509,673
DDR Corp. (REIT)	66,337	971,174
Douglas Emmett, Inc. (REIT)	42,018	970,616
Duke Realty Corp. (REIT)	80,180	1,173,835
Equity Lifestyle Properties, Inc. (REIT)	2,162	149,113
Extra Space Storage, Inc. (REIT)	11,595	354,807
Federal Realty Investment Trust (REIT)	4,135	430,412
General Growth Properties, Inc. (REIT)	158,895	2,874,410
Hatteras Financial Corp. (REIT)	225,324	6,444,266
HCP, Inc. (REIT)	117,401	5,183,254
Health Care REIT, Inc. (REIT)	64,342	3,751,139
Home Properties, Inc. (REIT)	6,824	418,721
Hospitality Properties Trust (REIT)	37,180	920,949
Host Hotels & Resorts, Inc. (REIT)	216,408	3,423,575
Kilroy Realty Corp. (REIT)	18,985	919,064
Kimco Realty Corp. (REIT)	122,453	2,330,281
Liberty Property Trust (REIT)	31,169	1,148,266
Macerich Co. (REIT)	39,891	2,355,563
Mack-Cali Realty Corp. (REIT)	26,426	768,204
MFA Financial, Inc. (REIT)	107,410	847,465
Mid-America Apartment Communities, Inc. (REIT)	690	47,086
National Retail Properties, Inc. (REIT)	32,204	911,051
Piedmont Office Realty Trust, Inc. (REIT), Class A	51,979	894,559
Post Properties, Inc. (REIT)	9,589	469,381
Prologis, Inc. (REIT)	138,544	4,603,817
Rayonier, Inc. (REIT)	7,664	344,114
Realty Income Corp. (REIT)	40,145	1,676,857
Regency Centers Corp. (REIT)	10,771	512,376
Retail Properties of America, Inc. (REIT), Class A	25,600	248,832
Senior Housing Properties Trust (REIT)	48,950	1,092,564
SL Green Realty Corp. (REIT)	26,973	2,164,313
Taubman Centers, Inc. (REIT)	12,185	940,195
UDR, Inc. (REIT)	74,437	1,923,452
Ventas, Inc. (REIT)	86,975	5,489,862
Vornado Realty Trust (REIT)	55,864	4,691,459
Weingarten Realty Investors (REIT)	36,470	960,620

Weyerhaeuser Co. (REIT)	487,277	$10,895,514

		101,039,040

Real Estate Management & Development (1.2%)
BR Properties S.A.	878,700	10,281,031
Forest City Enterprises, Inc., Class A*	300,958	4,393,987
Howard Hughes Corp.*	8,255	508,838
Iguatemi Empresa de Shopping Centers S.A.	125,600	2,585,790
Jones Lang LaSalle, Inc.	13,165	926,421
St. Joe Co.*	17,316	273,766

		18,969,833

Thrifts & Mortgage Finance (0.7%)
BankUnited, Inc.	149,217	3,518,537
Beneficial Mutual Bancorp, Inc.*	316,406	2,730,584
Capitol Federal Financial, Inc.	49,351	586,290
EverBank Financial Corp.*	33,500	364,145
Hudson City Bancorp, Inc.	158,925	1,012,352
New York Community Bancorp, Inc.	132,142	1,655,739
People’s United Financial, Inc.	83,862	973,638
TFS Financial Corp.*	24,169	230,814
Washington Federal, Inc.	32,161	543,199

		11,615,298

Total Financials		327,379,225

Health Care (5.3%)
Biotechnology (0.0%)
Amylin Pharmaceuticals, Inc.*	4,704	132,794

Health Care Equipment & Supplies (1.0%)
Alere, Inc.*	24,185	470,156
Boston Scientific Corp.*	1,045,706	5,929,153
CareFusion Corp.*	66,779	1,714,885
Cooper Cos., Inc.	10,004	797,919
DENTSPLY International, Inc.	23,631	893,488
Hill-Rom Holdings, Inc.	18,673	576,062
Hologic, Inc.*	79,617	1,436,291
Sirona Dental Systems, Inc.*	13,638	613,846
St. Jude Medical, Inc.	21,626	863,094
Teleflex, Inc.	12,281	748,036
Zimmer Holdings, Inc.	47,704	3,070,229

		17,113,159

Health Care Providers & Services (2.5%)
AMERIGROUP Corp.*	4,349	286,643
AmerisourceBergen Corp.	110,000	4,328,500
Brookdale Senior Living, Inc.*	348,249	6,177,937
Cigna Corp.	259,462	11,416,328
Community Health Systems, Inc.*	27,361	766,929
Coventry Health Care, Inc.	42,989	1,366,620
HCA Holdings, Inc.	17,476	531,795
Health Management Associates, Inc., Class A*	77,135	605,510
Health Net, Inc.*	25,063	608,279
Henry Schein, Inc.*	11,682	916,920
Humana, Inc.	49,104	3,802,614
LifePoint Hospitals, Inc.*	14,675	601,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Lincare Holdings, Inc.	5,899	$200,684
MEDNAX, Inc.*	14,806	1,014,803
Omnicare, Inc.	33,997	1,061,726
Patterson Cos., Inc.	2,019	69,595
Quest Diagnostics, Inc.	42,108	2,522,269
Tenet Healthcare Corp.*	117,179	614,018
Universal Health Services, Inc., Class B	25,360	1,094,538
Vanguard Health Systems, Inc.*	227,898	2,026,013
VCA Antech, Inc.*	26,331	578,755

		40,591,857

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	57,445	627,874

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	6,094	609,461
Charles River Laboratories International, Inc.*	5,396	176,773
Covance, Inc.*	15,637	748,230
Life Technologies Corp.*	48,686	2,190,383
PerkinElmer, Inc.	34,271	884,192
QIAGEN N.V.*	70,868	1,183,496

		5,792,535

Pharmaceuticals (1.4%)
Almirall S.A.*	786,100	5,653,370
Endo Health Solutions, Inc.*	13,083	405,311
Forest Laboratories, Inc.*	79,952	2,797,520
Hospira, Inc.*	49,694	1,738,296
Impax Laboratories, Inc.*	322,900	6,545,183
Mylan, Inc.*	10,448	223,274
UCB S.A.	110,825	5,592,411

		22,955,365

Total Health Care		87,213,584

Industrials (8.4%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.	9,970	504,183
Esterline Technologies Corp.*	104,200	6,496,870
Exelis, Inc.	56,150	553,639
Huntington Ingalls Industries, Inc.*	14,883	598,892
L-3 Communications Holdings, Inc.	29,318	2,169,825
Spirit AeroSystems Holdings, Inc., Class A*	27,592	657,517
Teledyne Technologies, Inc.*	117,900	7,268,535
Textron, Inc.	79,114	1,967,565
Triumph Group, Inc.	9,881	556,004

		20,773,030

Air Freight & Logistics (0.0%)
Expeditors International of Washington, Inc.	6,136	237,770
UTi Worldwide, Inc.	31,162	455,277

		693,047

Airlines (0.5%)
Copa Holdings S.A., Class A	1,901	156,795

Delta Air Lines, Inc.*	548,373	$6,004,684
Southwest Airlines Co.	186,197	1,716,736

		7,878,215

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	40,110	893,250
Owens Corning, Inc.*	36,606	1,044,735

		1,937,985

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	31,187	852,652
Cintas Corp.	18,228	703,783
Corrections Corp. of America	30,083	885,944
Covanta Holding Corp.	30,458	522,355
Iron Mountain, Inc.	3,097	102,077
KAR Auction Services, Inc.*	8,742	150,275
Pitney Bowes, Inc.	19,591	293,277
R.R. Donnelley & Sons Co.	54,256	638,593
Republic Services, Inc.	91,245	2,414,343
Waste Connections, Inc.	34,930	1,045,106

		7,608,405

Construction & Engineering (0.8%)
AECOM Technology Corp.*	33,976	558,905
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	11,206	425,380
Fluor Corp.	12,876	635,302
Jacobs Engineering Group, Inc.*	38,827	1,469,990
KBR, Inc.	44,659	1,103,524
Quanta Services, Inc.*	62,888	1,513,714
Shaw Group, Inc.*	19,836	541,721
URS Corp.	181,289	6,323,361

		12,571,897

Electrical Equipment (0.7%)
Cooper Industries plc	14,839	1,011,723
General Cable Corp.*	14,063	364,794
GrafTech International Ltd.*	38,058	367,260
Hubbell, Inc., Class B	125,865	9,809,918
Regal-Beloit Corp.	11,677	727,010

		12,280,705

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	17,031	902,984

Machinery (3.3%)
AGCO Corp.*	142,955	6,537,332
Barnes Group, Inc.	304,542	7,397,325
CNH Global N.V.*	8,368	325,180
Colfax Corp.*	10,289	283,668
Crane Co.	14,724	535,659
Dover Corp.	118,960	6,377,446
Eaton Corp.	101,619	4,027,161
Flowserve Corp.	1,266	145,274
Gardner Denver, Inc.	15,070	797,354
Harsco Corp.	24,238	493,970
IDEX Corp.	20,378	794,334
Ingersoll-Rand plc	16,181	682,515
ITT Corp.	21,220	373,472
Kennametal, Inc.	24,088	798,517
Manitowoc Co., Inc.	9,469	110,787
Navistar International Corp.*	18,455	523,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Nordson Corp.	1,413	$72,473
Oshkosh Corp.*	27,577	577,738
PACCAR, Inc.	83,077	3,255,788
Parker Hannifin Corp.	25,000	1,922,000
Pentair, Inc.	244,706	9,367,346
Snap-on, Inc.	14,006	871,874
SPX Corp.	10,639	694,939
Stanley Black & Decker, Inc.	51,425	3,309,713
Terex Corp.*	33,222	592,348
Timken Co.	23,977	1,097,907
Trinity Industries, Inc.	24,153	603,342
Xylem, Inc.	49,719	1,251,427

		53,820,457

Marine (0.0%)
Alexander & Baldwin, Inc.	11,809	628,829
Kirby Corp.*	4,355	205,034

		833,863

Professional Services (0.2%)
Dun & Bradstreet Corp.	4,710	335,211
Equifax, Inc.	3,622	168,785
Manpower, Inc.	24,131	884,401
Nielsen Holdings N.V.*	27,476	720,421
Towers Watson & Co., Class A	18,275	1,094,673
Verisk Analytics, Inc., Class A*	6,059	298,466

		3,501,957

Road & Rail (0.4%)
Con-way, Inc.	7,591	274,111
Hertz Global Holdings, Inc.*	32,451	415,373
Kansas City Southern	7,281	506,466
Ryder System, Inc.	15,429	555,598
Swift Transportation Co.*	481,300	4,548,285

		6,299,833

Trading Companies & Distributors (0.5%)
Air Lease Corp.*	20,283	393,287
GATX Corp.	14,092	542,542
MRC Global, Inc.*	2,647	56,328
WESCO International, Inc.*	123,916	7,131,366

		8,123,523

Total Industrials		137,225,901

Information Technology (7.1%)
Communications Equipment (0.6%)
Brocade Communications Systems, Inc.*	138,036	680,517
EchoStar Corp., Class A*	8,602	227,265
Harris Corp.	131,870	5,518,760
JDS Uniphase Corp.*	69,590	765,490
Juniper Networks, Inc.*	159,352	2,599,031
Polycom, Inc.*	53,650	564,398

		10,355,461

Computers & Peripherals (0.7%)
Diebold, Inc.	17,476	645,039
Lexmark International, Inc., Class A	21,406	568,972
NetApp, Inc.*	35,937	1,143,515
SanDisk Corp.*	209,923	7,657,991

Western Digital Corp.*	42,017	$1,280,678

		11,296,195

Electronic Equipment, Instruments & Components (1.2%)
Arrow Electronics, Inc.*	391,769	12,853,941
Avnet, Inc.*	43,650	1,347,039
AVX Corp.	14,443	154,395
Dolby Laboratories, Inc., Class A*	6,330	261,429
FLIR Systems, Inc.	8,816	171,912
Ingram Micro, Inc., Class A*	45,842	800,860
Itron, Inc.*	12,025	495,911
Jabil Circuit, Inc.	45,527	925,564
Molex, Inc.	41,554	994,803
Tech Data Corp.*	11,997	577,895
Vishay Intertechnology, Inc.*	43,618	411,318

		18,995,067

Internet Software & Services (0.1%)
Akamai Technologies, Inc.*	4,098	130,111
AOL, Inc.*	21,696	609,224
IAC/InterActiveCorp	18,680	851,808
VeriSign, Inc.*	3,804	165,740

		1,756,883

IT Services (0.7%)
Amdocs Ltd.*	50,771	1,508,914
Booz Allen Hamilton Holding Corp.	278,135	4,249,903
Computer Sciences Corp.	46,704	1,159,193
CoreLogic, Inc.*	32,141	588,502
DST Systems, Inc.	8,421	457,344
Fidelity National Information Services, Inc.	75,495	2,572,870
Fiserv, Inc.*	7,105	513,123
Genpact Ltd.*	7,504	124,792
Paychex, Inc.	6,632	208,311
SAIC, Inc.	55,205	669,085
Total System Services, Inc.	6,924	165,691

		12,217,728

Office Electronics (0.2%)
Xerox Corp.	405,567	3,191,812
Zebra Technologies Corp., Class A*	13,140	451,491

		3,643,303

Semiconductors & Semiconductor Equipment (2.9%)
Analog Devices, Inc.	82,146	3,094,440
Applied Materials, Inc.	385,694	4,420,053
Atmel Corp.*	122,189	818,666
Avago Technologies Ltd.	246,430	8,846,837
Cree, Inc.*	34,953	897,244
Cypress Semiconductor Corp.*	18,885	249,660
Fairchild Semiconductor International, Inc.*	38,303	540,072
Freescale Semiconductor Ltd.*	878	9,000
KLA-Tencor Corp.	50,353	2,479,885
Lam Research Corp.*	41,465	1,564,889
Linear Technology Corp.	93,900	2,941,887
Marvell Technology Group Ltd.	141,407	1,595,071
Maxim Integrated Products, Inc.	43,965	1,127,263

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Micron Technology, Inc.*	297,800	$1,879,118
Microsemi Corp.*	376,900	6,968,881
NVIDIA Corp.*	186,211	2,573,436
ON Semiconductor Corp.*	136,642	970,158
PMC-Sierra, Inc.*	69,804	428,597
Silicon Laboratories, Inc.*	1,135	43,016
Skyworks Solutions, Inc.*	6,220	170,241
Teradyne, Inc.*	419,376	5,896,427

		47,514,841

Software (0.7%)
Activision Blizzard, Inc.	127,459	1,528,233
CA, Inc.	100,690	2,727,692
Compuware Corp.*	62,067	576,603
Electronic Arts, Inc.*	95,651	1,181,290
Rovi Corp.*	26,549	520,891
Symantec Corp.*	204,525	2,988,110
Synopsys, Inc.*	40,627	1,195,653

		10,718,472

Total Information Technology		116,497,950

Materials (5.2%)
Chemicals (2.0%)
Albemarle Corp.	11,702	697,907
Ashland, Inc.	23,612	1,636,548
Cabot Corp.	19,078	776,475
CF Industries Holdings, Inc.	15,368	2,977,396
Cytec Industries, Inc.	13,838	811,460
Eastman Chemical Co.	8,261	416,107
FMC Corp.	131,700	7,043,316
Huntsman Corp.	57,543	744,607
Incitec Pivot Ltd.	1,182,354	3,485,493
Intrepid Potash, Inc.*	8,471	192,800
Kronos Worldwide, Inc.	6,138	96,919
Methanex Corp.	281,200	7,828,608
Rockwood Holdings, Inc.	14,444	640,591
RPM International, Inc.	24,182	657,750
Scotts Miracle-Gro Co., Class A	1,480	60,858
W.R. Grace & Co.*	1,931	97,419
Westlake Chemical Corp.	4,619	241,389
Yingde Gases Group Co., Ltd.	3,863,000	3,523,460

		31,929,103

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	6,745	531,641
Vulcan Materials Co.	38,936	1,546,149

		2,077,790

Containers & Packaging (1.3%)
AptarGroup, Inc.	13,302	679,067
Bemis Co., Inc.	31,023	972,261
Crown Holdings, Inc.*	34,047	1,174,281
Greif, Inc., Class A	9,440	387,040
Owens-Illinois, Inc.*	249,304	4,779,158
Packaging Corp. of America	177,019	4,999,017
Rexam plc	268,975	1,779,397
Rock-Tenn Co., Class A	18,823	1,026,795
Sealed Air Corp.	348,208	5,376,331
Sonoco Products Co.	30,268	912,580

		22,085,927

Metals & Mining (0.9%)
Alcoa, Inc.	320,993	$2,808,689
Allegheny Technologies, Inc.	32,231	1,027,847
Carpenter Technology Corp.	12,316	589,197
Cliffs Natural Resources, Inc.	42,875	2,113,309
Commercial Metals Co.	34,896	441,085
Molycorp, Inc.*	14,795	318,832
Nucor Corp.	95,408	3,615,963
Reliance Steel & Aluminum Co.	22,610	1,141,805
Steel Dynamics, Inc.	51,687	607,322
Tahoe Resources, Inc.*	18,901	262,535
Titanium Metals Corp.	24,090	272,458
United States Steel Corp.	43,335	892,701
Walter Energy, Inc.	18,806	830,473

		14,922,216

Paper & Forest Products (0.9%)
Domtar Corp.	10,873	834,068
International Paper Co.	131,599	3,804,527
Louisiana-Pacific Corp.*	714,900	7,778,112
MeadWestvaco Corp.	52,034	1,495,977
Sino-Forest Corp.*†(b)	226,100	—
Sino-Forest Corp. (ADR)*§†(b)	93,000	—

		13,912,684

Total Materials		84,927,720

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	300,455	1,150,743
Level 3 Communications, Inc.*	23,766	526,417
Windstream Corp.	71,882	694,380

		2,371,540

Wireless Telecommunication Services (0.3%)
Clearwire Corp., Class A*	105,424	118,075
MetroPCS Communications, Inc.*	91,365	552,758
NII Holdings, Inc.*	51,684	528,727
Sprint Nextel Corp.*	902,414	2,941,870
Telephone & Data Systems, Inc.	28,580	608,468
U.S. Cellular Corp.*	4,123	159,230

		4,909,128

Total Telecommunication Services		7,280,668

Utilities (6.7%)
Electric Utilities (3.1%)
Edison International	98,044	4,529,633
Entergy Corp.	53,311	3,619,284
Great Plains Energy, Inc.	41,019	878,217
Hawaiian Electric Industries, Inc.	29,070	829,076
Northeast Utilities	334,070	12,965,257
NV Energy, Inc.	725,618	12,756,364
OGE Energy Corp.	29,668	1,536,506
Pepco Holdings, Inc.	68,694	1,344,342
Pinnacle West Capital Corp.	32,944	1,704,523
PPL Corp.	174,541	4,853,985
Westar Energy, Inc.	37,970	1,137,201
Xcel Energy, Inc.	146,532	4,162,974

		50,317,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (0.7%)
AGL Resources, Inc.	35,301	$1,367,914
Atmos Energy Corp.	27,092	950,116
National Fuel Gas Co.	21,811	1,024,681
Questar Corp.	41,558	866,900
UGI Corp.	252,807	7,440,110

		11,649,721

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	193,078	2,477,191
Calpine Corp.*	121,757	2,010,208
NRG Energy, Inc.*	68,526	1,189,611

		5,677,010

Multi-Utilities (2.4%)
Alliant Energy Corp.	151,891	6,921,673
Ameren Corp.	73,014	2,448,889
CenterPoint Energy, Inc.	128,584	2,657,831
CMS Energy Corp.	78,721	1,849,943
DTE Energy Co.	51,190	3,037,103
Integrys Energy Group, Inc.	23,559	1,339,800
MDU Resources Group, Inc.	56,823	1,227,945
NiSource, Inc.	85,489	2,115,853
SCANA Corp.	35,265	1,687,078
Sempra Energy	72,519	4,995,109
TECO Energy, Inc.	64,903	1,172,148
Vectren Corp.	24,673	728,347
Wisconsin Energy Corp.	231,149	9,146,566

		39,328,285

Water Utilities (0.2%)
American Water Works Co., Inc.	53,027	1,817,766
Aqua America, Inc.	37,127	926,690

		2,744,456

Total Utilities		109,716,834

Total Common Stocks (68.4%) (Cost $999,051,285)		1,121,560,199

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (11.0%)
iShares Morningstar Mid Core Index Fund	10,366	949,526
iShares Morningstar Mid Growth Index Fund	28,530	2,881,815

iShares Morningstar Mid Value Index Fund‡	220,437	$16,651,811
iShares Russell Midcap Growth Index Fund	97,354	5,762,383
iShares Russell Midcap Index Fund	5,105	537,863
iShares Russell Midcap Value Index Fund	1,639,775	75,888,787
iShares S&P MidCap 400 Growth Index Fund	54,100	5,727,026
iShares S&P MidCap 400 Index Fund	3,855	362,871
iShares S&P MidCap 400/BARRA Value Index Fund	539,121	44,003,056
SPDR S&P 400 MidCap Value ETF‡	23,094	1,282,872
Vanguard Mid-Cap Value Index Fund	471,900	25,935,624

Total Investment Companies (11.0%) (Cost $149,636,986)		179,983,634

Total Investments (79.4%) (Cost $1,148,688,271)		1,301,543,833
Other Assets Less Liabilities (20.6%)		337,493,585

Net Assets (100%)		$1,639,037,418

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $0 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
iShares Morningstar Mid Value Index Fund	$17,073,579	$—	$1,232,906	$16,651,811	$168,525	$21,767
SPDR S&P 400 MidCap Value ETF	1,193,498	—	—	1,282,872	11,024	—
Weyerhaeuser Co. (REIT)*	10,175,953	642,962	1,455,867	10,895,514	170,716	402,405

	$28,443,030	$642,962	$2,688,773	$28,830,197	$350,265	$424,172

*	Not affiliated as of June 30, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,026	September-12	$76,683,476	$81,608,040	$4,924,564
S&P 500 E-Mini Index	1,196	September-12	77,723,855	81,112,720	3,388,865
S&P MidCap 400 E-Mini Index	1,735	September-12	157,089,226	163,003,250	5,914,024

					$14,227,453

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$102,704,491	$4,966,953	$—	$107,671,444
Consumer Staples	57,645,873	—	—	57,645,873
Energy	83,453,792	2,547,208	—	86,001,000
Financials	327,379,225	—	—	327,379,225
Health Care	75,967,803	11,245,781	—	87,213,584
Industrials	137,225,901	—	—	137,225,901
Information Technology	116,497,950	—	—	116,497,950
Materials	76,139,370	8,788,350	—	84,927,720
Telecommunication Services	7,280,668	—	—	7,280,668
Utilities	109,716,834	—	—	109,716,834
Futures	14,227,453	—	—	14,227,453
Investment Companies
Exchange Traded Funds (ETFs)	179,983,634	—	—	179,983,634

Total Assets	$1,288,222,994	$27,548,292	$—	$1,315,771,286

Total Liabilities	$—	$—	$—	$—

Total	$1,288,222,994	$27,548,292	$—	$1,315,771,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Materials	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$164,536	$—
Total gains or losses (realized/unrealized) included in earnings	11,395	(164,536)	1,713
Purchases	5,144	—	—
Sales	(16,539)	—	(1,713)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$(164,536)	$—

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	14,227,453	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$14,227,453

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	2	—	2
Credit contracts	—	—	—	—	—
Equity contracts	—	(7,526,760)	—	—	(7,526,760)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(7,526,760)	$2	$—	$(7,526,758)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	14,232,737	—	—	14,232,737
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$14,232,737	$—	$—	$14,232,737

The Portfolio held futures contracts with an average notional balance of approximately $78,459,000 for the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$279,253,562
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$661,307,952

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,453,203
Aggregate gross unrealized depreciation	(87,728,084)

Net unrealized appreciation	$112,725,119

Federal income tax cost of investments	$1,188,818,714

For the six months ended June 30, 2012, the Portfolio incurred approximately $333 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $855,808,106 of which $30,046,384 expires in the year 2015, $468,590,638 expires in the year 2016, $289,603,227 expires in the year 2017 and $67,567,857 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $18,578,835)	$17,934,683
Unaffiliated Issuers (Cost $1,130,109,436)	1,283,609,150
Cash	298,625,492
Cash held as collateral at broker	22,361,000
Receivable for securities sold	11,170,747
Due from broker for futures variation margin	8,946,979
Dividends, interest and other receivables	2,734,600
Receivable from Separate Accounts for Trust shares sold	40,293
Other assets	2,373

Total assets	1,645,425,317

LIABILITIES
Payable for securities purchased	3,995,428
Payable to Separate Accounts for Trust shares redeemed	1,036,997
Investment management fees payable	718,538
Distribution fees payable - Class IB	283,924
Administrative fees payable	206,344
Distribution fees payable - Class IA	40,133
Trustees’ fees payable	3,199
Accrued expenses	103,336

Total liabilities	6,387,899

NET ASSETS	$1,639,037,418

Net assets were comprised of:
Paid in capital	$2,280,632,065
Accumulated undistributed net investment income (loss)	10,366,689
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(819,046,597)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	167,085,261

Net assets	$1,639,037,418

Class IA
Net asset value, offering and redemption price per share, $201,034,120 / 20,642,127 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.74

Class IB
Net asset value, offering and redemption price per share, $1,427,486,241 / 147,832,140 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.66

Class K
Net asset value, offering and redemption price per share, $10,517,057 / 1,078,551 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.75

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends ($350,265 of dividend income received from affiliates) (net of $61,712 foreign withholding tax)	$16,575,889
Interest	28,631

Total income	16,604,520

EXPENSES
Investment management fees	4,615,348
Distribution fees - Class IB	1,825,123
Administrative fees	1,324,725
Distribution fees - Class IA	259,530
Printing and mailing expenses	89,332
Custodian fees	73,348
Professional fees	45,868
Trustees’ fees	23,838
Miscellaneous	23,034

Gross expenses	8,280,146
Less: Fees paid indirectly	(12,018)

Net expenses	8,268,128

NET INVESTMENT INCOME (LOSS)	8,336,392

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($424,172 of realized gain (loss) from affiliates)	101,251,453
Futures	(7,526,760)
Foreign currency transactions	(15,592)

Net realized gain (loss)	93,709,101

Change in unrealized appreciation (depreciation) on:
Securities ($2,471,824 of change in unrealized appreciation (depreciation) from affiliates)	14,798,792
Futures	14,232,737
Foreign currency translations	4,129

Net change in unrealized appreciation (depreciation)	29,035,658

NET REALIZED AND UNREALIZED GAIN (LOSS)	122,744,759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$131,081,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,336,392	$16,969,286
Net realized gain (loss) on investments, futures and foreign currency transactions	93,709,101	42,916,610
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	29,035,658	(227,798,645)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	131,081,151	(167,912,749)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,517,728)
Class IB	—	(13,436,934)
Class K†	—	(118,425)

TOTAL DIVIDENDS	—	(16,073,087)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 340,646 and 1,182,464 shares, respectively ]	3,298,817	11,388,224
Capital shares issued in reinvestment of dividends [ 0 and 290,727 shares, respectively ]	—	2,517,728
Capital shares repurchased [ (1,882,219) and (7,308,806) shares, respectively ]	(18,362,541)	(70,555,043	)(y)

Total Class IA transactions	(15,063,724)	(56,649,091)

Class IB
Capital shares sold [ 1,357,145 and 2,946,241 shares, respectively ]	13,105,779	28,476,916
Capital shares issued in reinvestment of dividends [ 0 and 1,564,731 shares, respectively ]	—	13,436,934
Capital shares repurchased [ (9,890,344) and (24,169,861) shares, respectively ]	(95,784,076)	(239,319,096)

Total Class IB transactions	(82,678,297)	(197,405,246)

Class K†
Capital shares sold [ 99,439 and 1,095,101 shares, respectively ]	971,364	9,972,406	(y)
Capital shares issued in reinvestment of dividends [ 0 and 13,675 shares, respectively ]	—	118,425
Capital shares repurchased [ (115,642) and (14,022) shares, respectively ]	(1,135,174)	(123,930)

Total Class K transactions	(163,810)	9,966,901

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(97,905,831)	(244,087,436)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,175,320	(428,073,272)
NET ASSETS:
Beginning of period	1,605,862,098	2,033,935,370

End of period (a)	$1,639,037,418	$1,605,862,098

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,366,689	$2,030,297

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the EQ/Mid Cap Value PLUS Portfolio exchanged approximately 1,092,159 Class IA shares for approximately 1,092,160 Class K shares. This exchange amounted to approximately $9,946,081.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.01	$10.03	$8.29	$6.18	$10.39	$14.37

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.11 (e)	0.15 (e)	0.14 (e)	0.19
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.68	(1.02)	1.75	2.06	(4.20)	(0.42)

Total from investment operations	0.73	(0.91)	1.86	2.21	(4.06)	(0.23)

Less distributions:
Dividends from net investment income	—	(0.11)	(0.12)	(0.10)	(0.15)	(0.19)
Distributions from net realized gains	—	—	—	—	—	(3.56)

Total dividends and distributions	—	(0.11)	(0.12)	(0.10)	(0.15)	(3.75)

Net asset value, end of period	$9.74	$9.01	$10.03	$8.29	$6.18	$10.39

Total return (b)	8.10%	(9.04)%	22.45%	35.75%	(39.06)%	(1.29)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201,034	$199,783	$281,098	$272,556	$18,747	$26,777
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.99%	0.72%	0.74%	0.73%	0.76%	0.79%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.99%	0.72%	0.73%	0.47%	0.75%	0.58%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.99%	0.73%	0.74%	0.74%	0.77%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.99%	1.11%	1.24%	1.71%	1.62%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.99%	1.11%	1.24%	1.98%	1.63%	1.26%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.99%	1.11%	1.24%	1.70%	1.61%	1.05%
Portfolio turnover rate	18%	29%	35%	155%	38%	160%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010	2009		2008	2007
Net asset value, beginning of period	$8.93	$9.96		$8.21	$6.10		$10.31	$14.30

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.09	(e)	0.09 (e)	0.11	(e)	0.12 (e)	0.16
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.68	(1.03)		1.75	2.08		(4.20)	(0.44)

Total from investment operations	0.73	(0.94)		1.84	2.19		(4.08)	(0.28)

Less distributions:
Dividends from net investment income	—	(0.09)		(0.09)	(0.08)		(0.13)	(0.15)
Distributions from net realized gains	—	—		—	—		—	(3.56)

Total dividends and distributions	—	(0.09)		(0.09)	(0.08)		(0.13)	(3.71)

Net asset value, end of period	$9.66	$8.93		$9.96	$8.21		$6.10	$10.31

Total return (b)	8.17%	(9.44)%		22.47%	35.86%		(39.53)%	(1.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,427,486	$1,396,220		$1,752,837	$1,662,787		$838,774	$1,671,712
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.99%	0.97	%(c)	0.99%	0.98	%(c)	1.01%	1.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.99%	0.97	%(c)	0.98%	0.84%		1.00%	0.83%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.99%	0.98%		0.99%	0.99	%(c)	1.02%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.99%	0.88%		1.01%	1.51%		1.34%	0.82%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.99%	0.88%		1.01%	1.67%		1.34%	1.03%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.99%	0.87%		1.01%	1.51%		1.32%	0.81%
Portfolio turnover rate	18%	29%		35%	155%		38%	160%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$9.01	$9.04

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.68	0.05

Total from investment operations	0.74	0.08

Less distributions:
Dividends from net investment income	—	(0.11)

Net asset value, end of period	$9.75	$9.01

Total return (b)	8.21%	0.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,517	$9,859
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.74%	0.67%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.74%	0.67%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.74%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.24%	3.43%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.24%	3.44%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.24%	3.43%
Portfolio turnover rate	18%	29%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

EQ/MONEY MARKET PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2012	% of Net Assets
Government Securities	46.6%
Commercial Paper	29.5
Time Deposits	12.6
Certificates of Deposit	10.6
Cash and Other	0.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,000.00	$0.50
Hypothetical (5% average return before expenses)	1,000.00	1,024.37	0.50
Class IB
Actual	1,000.00	1,000.00	0.50
Hypothetical (5% average return before expenses)	1,000.00	1,024.37	0.50

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.10%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT TERM DEBT SECURITIES:
Certificates of Deposit (10.6%)
Bank of Montreal/Illinois
0.20%, 9/4/12	$30,000,000	$30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
0.35%, 9/4/12	30,000,000	30,000,000
Mizuho Corporate Bank/New York
0.35%, 8/3/12	30,000,000	30,000,000
National Australia Bank/New York
0.19%, 8/28/12	30,000,000	30,000,000
Toronto Dominion Bank/New York
0.16%, 7/12/12	25,000,000	25,000,076

Total Certificates of Deposit		145,000,076

Commercial Paper (29.5%)
Bank of Nova Scotia/New York
0.04%, 7/2/12(p)	55,000,000	54,999,878
Barclays US Funding LLC
0.05%, 7/2/12(p)	55,000,000	54,999,847
Commonwealth Bank of Australia
0.17%, 7/13/12(n)(p)	30,000,000	29,998,150
FCAR Owner Trust
0.27%, 7/16/12(p)	30,000,000	29,996,375
General Electric Capital Corp.
0.15%, 7/30/12(p)	30,000,000	29,996,375
HSBC USA, Inc.
0.03%, 7/2/12(p)	55,000,000	54,999,908
Merck & Co., Inc.
0.09%, 7/3/12(n)(p)	25,000,000	24,999,820
MetLife Short Term Funding LLC
0.17%, 7/9/12(n)(p)	35,000,000	34,998,522
Nestle Capital Corp.
0.10%, 7/10/12(n)(p)	30,000,000	29,999,175
Procter & Gamble Co.
0.14%, 7/17/12(n)(p)	30,000,000	29,998,000
Sumitomo Mitsui Trust Bank Ltd./New York
0.34%, 8/28/12(n)(p)	30,000,000	29,983,083

Total Commercial Paper		404,969,133

Government Securities (46.6%)
Federal Home Loan Mortgage Corp.
0.10%, 7/9/12(o)(p)	$30,000,000	$29,999,267
0.09%, 9/4/12(o)(p)	50,000,000	49,991,424
Federal National Mortgage Association
0.10%, 7/25/12(o)(p)	20,000,000	19,998,600
U.S. Treasury Bills
0.07%, 7/12/12(p)	295,000,000	294,992,678
0.04%, 7/26/12(p)	13,000,000	12,999,594
0.04%, 8/2/12(p)	12,000,000	11,999,573
0.13%, 9/27/12(p)	120,000,000	119,961,867
0.13%, 11/29/12(p)	100,000,000	99,945,472

Total Government Securities		639,888,475

Time Deposits (12.6%)
Canadian Imperial Bank of Commerce/New York
0.07%, 7/2/12	55,000,000	55,000,000
Northern Trust Corp.
0.04%, 7/2/12	63,000,000	63,000,000
U.S. Bank N.A
0.20%, 7/2/12	55,000,000	55,000,000

Total Time Deposits		173,000,000

Total Investments (99.3%) (Amortized Cost $1,362,857,684)		1,362,857,684
Other Assets Less Liabilities (0.7%)		9,054,871

Net Assets (100%)		$1,371,912,555

Federal Income Tax Cost of Investments		$1,362,857,684

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2012.
(p)	Yield to maturity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,362,857,684	$—	$1,362,857,684

Total Assets	$—	$1,362,857,684	$—	$1,362,857,684

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,362,857,684	$—	$1,362,857,684

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Amortized Cost $1,362,857,684)	$1,362,857,684
Cash	36,160
Receivable from Separate Accounts for Trust shares sold	15,360,091
Dividends, interest and other receivables	45,857
Other assets	14,208

Total assets	1,378,314,000

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	5,968,111
Administrative fees payable	118,320
Investment management fees payable	12,488
Trustees’ fees payable	1,222
Accrued expenses	301,304

Total liabilities	6,401,445

NET ASSETS	$1,371,912,555

Net assets were comprised of:
Paid in capital	$1,371,910,007
Accumulated undistributed net investment income (loss)	7,004
Accumulated undistributed net realized gain (loss) on investments	(4,456)

Net assets	$1,371,912,555

Class IA
Net asset value, offering and redemption price per share, $488,038,685 / 487,790,009 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $883,873,870 / 883,877,088 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$702,537

EXPENSES
Investment management fees	2,377,864
Distribution fees - Class IB	1,111,007
Administrative fees	729,279
Distribution fees - Class IA	646,495
Printing and mailing expenses	76,079
Custodian fees	36,799
Professional fees	35,779
Trustees’ fees	20,618
Miscellaneous	17,809

Gross expenses	5,051,729
Less: Waiver from investment advisor	(2,591,690)
Waiver from distributor	(1,757,502)

Net expenses	702,537

NET INVESTMENT INCOME (LOSS)	—

REALIZED GAIN (LOSS)
Net realized gain (loss) on securities	2,146

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,146

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,146

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net realized gain (loss) on investments	$2,146	$(6,601)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,146	(6,601)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,993)
Class IB	—	(9,331)

	—	(14,324)

Distributions from net realized capital gains
Class IA	—	(55,476)
Class IB	—	(103,682)

	—	(159,158)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(173,482)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 146,660,875 and 340,693,322 shares, respectively ]	146,736,475	340,893,838
Capital shares issued in reinvestment of dividends and distributions [ 0 and 60,438 shares, respectively ]	—	60,469
Capital shares repurchased [ (210,744,937) and (398,366,818) shares, respectively ]	(210,851,989)	(398,602,745)

Total Class IA transactions	(64,115,514)	(57,648,438)

Class IB
Capital shares sold [ 865,262,575 and 1,286,052,936 shares, respectively ]	865,259,849	1,286,144,394
Capital shares issued in reinvestment of dividends and distributions [ 0 and 113,014 shares, respectively ]	—	113,013
Capital shares repurchased [ (932,590,989) and (1,308,796,871) shares, respectively ]	(932,585,878)	(1,308,881,427)

Total Class IB transactions	(67,326,029)	(22,624,020)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(131,441,543)	(80,272,458)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(131,439,397)	(80,452,541)
NET ASSETS:
Beginning of period	1,503,351,952	1,583,804,493

End of period (a)	$1,371,912,555	$1,503,351,952

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,004	$7,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011		2010		2009		2008		2007
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	— (e)	—	(e)	—	#(e)	—	#(e)	0.02	(e)	0.05 (e)
Net realized and unrealized gain (loss) on investments	— #	—	#	—	#	—	#	—	#	— #

Total from investment operations	— #	—	#	—	#	—	#	0.02		0.05

Less distributions:
Dividends from net investment income	—	—	#	—	#	—	#	(0.02)		(0.05)
Distributions from net realized gains	—	—	#	—		—		—		—

Total dividends and distributions	—	—	#	—	#	—	#	(0.02)		(0.05)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (b)	0.00%	0.01%		0.08%		0.25%		2.36%		4.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$488,039	$552,153		$609,865		$676,438		$2,037,507		$869,405
Ratio of expenses to average net assets:
After waivers (a)	0.10%	0.13%		0.14%		0.07%		0.47%		0.45%
Before waivers (a)	0.72%	0.46%		0.46%		0.47%		0.47%		0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%	—%		0.09%		0.24%		2.03%		4.83%
Before waivers (a)	(0.62)%	(0.33)%		(0.23)%		(0.15)%		2.03%		4.83%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010		2009		2008		2007
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	— (e)	—	(e)	—	#(e)	—	#(e)	0.02	(e)	0.05 (e)
Net realized and unrealized gain (loss) on investments	— #	—	#	—	#	—	#	—	#	— #

Total from investment operations	— #	—	#	—	#	—	#	0.02		0.05

Less distributions:
Dividends from net investment income	—	—	#	—	#	—		(0.02)		(0.05)
Distributions from net realized gains	—	—	#	—		—		—		—

Total dividends and distributions	—	—	#	—	#	—		(0.02)		(0.05)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (b)	0.00%	0.01%		0.00%		0.01%		2.13%		4.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$883,874	$951,199		$973,940		$1,320,835		$1,928,723		$1,199,272
Ratio of expenses to average net assets:
After waivers (a)	0.10%	0.12%		0.23%		0.32%		0.72	%(c)	0.70%
Before waivers (a)	0.72%	0.71%		0.71%		0.72%		0.72	%(c)	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%	—%		—	%‡‡	(0.01)%		1.95%		4.57%
Before waivers (a)	(0.62)%	(0.59)%		(0.48)%		(0.41)%		1.95%		4.57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Consumer Staples	22.2%
Information Technology	21.4
Health Care	14.5
Consumer Discretionary	14.1
Energy	7.3
Industrials	7.0
Materials	3.6
Financials	1.4
Cash and Other	8.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,078.40	$5.91
Hypothetical (5% average return before expenses)	1,000.00	1,019.17	5.74
Class IB
Actual	1,000.00	1,078.10	5.91
Hypothetical (5% average return before expenses)	1,000.00	1,019.17	5.74

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.14% and 1.14%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.1%)
Hotels, Restaurants & Leisure (4.9%)
Las Vegas Sands Corp.	121,900	$5,301,431
McDonald’s Corp.	99,808	8,836,002
Starbucks Corp.	67,300	3,588,436

		17,725,869

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	29,405	6,714,632

Media (2.1%)
Omnicom Group, Inc.	152,700	7,421,220

Specialty Retail (4.0%)
Bed Bath & Beyond, Inc.*	120,900	7,471,620
TJX Cos., Inc.	162,300	6,967,539

		14,439,159

Textiles, Apparel & Luxury Goods (1.2%)
NIKE, Inc., Class B	48,600	4,266,108

Total Consumer Discretionary		50,566,988

Consumer Staples (22.2%)
Beverages (7.2%)
Coca-Cola Co.	218,600	17,092,334
PepsiCo, Inc.	123,640	8,736,403

		25,828,737

Food & Staples Retailing (3.9%)
Costco Wholesale Corp.	146,800	13,946,000

Food Products (6.0%)
Kraft Foods, Inc., Class A	381,500	14,733,530
Unilever N.V. (N.Y. Shares)	206,800	6,896,780

		21,630,310

Household Products (5.1%)
Colgate-Palmolive Co.	121,153	12,612,027
Procter & Gamble Co.	89,096	5,457,130

		18,069,157

Total Consumer Staples		79,474,204

Energy (7.3%)
Energy Equipment & Services (4.2%)
Cameron International Corp.*	181,500	7,751,865
Schlumberger Ltd.	110,252	7,156,457

		14,908,322

Oil, Gas & Consumable Fuels (3.1%)
Occidental Petroleum Corp.	131,800	11,304,486

Total Energy		26,212,808

Financials (1.4%)
Commercial Banks (1.4%)
Wells Fargo & Co.	152,900	5,112,976

Total Financials		5,112,976

Health Care (14.5%)
Health Care Equipment & Supplies (3.0%)
Stryker Corp.	191,995	10,578,924

Health Care Providers & Services (3.7%)
AmerisourceBergen Corp.	123,600	$4,863,660
Express Scripts Holding Co.*	151,538	8,460,367

		13,324,027

Pharmaceuticals (7.8%)
Abbott Laboratories	267,350	17,236,054
Allergan, Inc.	115,100	10,654,807

		27,890,861

Total Health Care		51,793,812

Industrials (7.0%)
Air Freight & Logistics (3.4%)
United Parcel Service, Inc., Class B	153,100	12,058,156

Industrial Conglomerates (3.6%)
General Electric Co.	617,200	12,862,448

Total Industrials		24,920,604

Information Technology (21.4%)
Communications Equipment (5.0%)
Juniper Networks, Inc.*	284,300	4,636,933
QUALCOMM, Inc.	241,200	13,430,016

		18,066,949

Computers & Peripherals (5.5%)
Apple, Inc.*	27,703	16,178,552
EMC Corp.*	131,800	3,378,034

		19,556,586

Internet Software & Services (4.2%)
eBay, Inc.*	194,600	8,175,146
Google, Inc., Class A*	11,951	6,932,417

		15,107,563

IT Services (4.6%)
Accenture plc, Class A	86,000	5,167,740
Visa, Inc., Class A	92,800	11,472,864

		16,640,604

Software (2.1%)
Oracle Corp.	249,700	7,416,090

Total Information Technology		76,787,792

Materials (3.6%)
Chemicals (3.6%)
Monsanto Co.	153,500	12,706,730

Total Materials		12,706,730

Total Investments (91.5%) (Cost $257,976,916)		327,575,914
Other Assets Less Liabilities (8.5%)		30,539,418

Net Assets (100%)		$358,115,332

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$50,566,988	$—	$—	$50,566,988
Consumer Staples	79,474,204	—	—	79,474,204
Energy	26,212,808	—	—	26,212,808
Financials	5,112,976	—	—	5,112,976
Health Care	51,793,812	—	—	51,793,812
Industrials	24,920,604	—	—	24,920,604
Information Technology	76,787,792	—	—	76,787,792
Materials	12,706,730	—	—	12,706,730

Total Assets	$327,575,914	$—	$—	$327,575,914

Total Liabilities	$—	$—	$—	$—

Total	$327,575,914	$—	$—	$327,575,914

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$83,346,428
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$99,259,764

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,338,424
Aggregate gross unrealized depreciation	(2,742,732)

Net unrealized appreciation	$67,595,692

Federal income tax cost of investments	$259,980,222

For the six months ended June 30, 2012, the Portfolio incurred approximately $2,660 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $26,892,160, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $257,976,916)	$327,575,914
Cash	26,631,434
Receivable for securities sold	3,430,233
Receivable from Separate Accounts for Trust shares sold	591,386
Dividends, interest and other receivables	536,788
Other assets	3,336

Total assets	358,769,091

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	299,442
Investment management fees payable	215,694
Distribution fees payable - Class IB	66,786
Administrative fees payable	31,612
Distribution fees payable - Class IA	5,112
Trustees’ fees payable	6
Accrued expenses	35,107

Total liabilities	653,759

NET ASSETS	$358,115,332

Net assets were comprised of:
Paid in capital	$302,803,401
Accumulated undistributed net investment income (loss)	1,038,131
Accumulated undistributed net realized gain (loss) on investments	(15,325,198)
Net unrealized appreciation (depreciation) on investments	69,598,998

Net assets	$358,115,332

Class IA
Net asset value, offering and redemption price per share, $25,732,266 / 3,818,527 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.74

Class IB
Net asset value, offering and redemption price per share, $332,383,066 / 49,199,353 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.76

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$2,999,237
Interest	11,318

Total income	3,010,555

EXPENSES
Investment management fees	1,350,073
Distribution fees - Class IB	419,003
Administrative fees	197,825
Distribution fees - Class IA	31,021
Professional fees	26,851
Printing and mailing expenses	18,995
Custodian fees	8,951
Trustees’ fees	5,072
Miscellaneous	2,460

Gross expenses	2,060,251
Less: Fees paid indirectly	(62,545)

Net expenses	1,997,706

NET INVESTMENT INCOME (LOSS)	1,012,849

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	13,848,897
Net change in unrealized appreciation (depreciation) on securities	12,257,317

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,106,214

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,119,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,012,849	$1,840,579
Net realized gain (loss) on investments	13,848,897	14,330,937
Net change in unrealized appreciation (depreciation) on investments	12,257,317	(5,868,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,119,063	10,302,621

DIVIDENDS:
Dividends from net investment income
Class IA	—	(178,366)
Class IB	—	(1,637,640)

TOTAL DIVIDENDS	—	(1,816,006)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 712,677 and 1,092,714 shares, respectively ]	4,692,538	6,813,018
Capital shares issued in reinvestment of dividends [ 0 and 29,245 shares, respectively ]	—	178,366
Capital shares repurchased [ (567,664) and (1,122,229) shares, respectively ]	(3,753,664)	(7,007,160)

Total Class IA transactions	938,874	(15,776)

Class IB
Capital shares sold [ 3,483,638 and 5,441,135 shares, respectively ]	22,819,712	34,049,682
Capital shares issued in reinvestment of dividends [ 0 and 267,793 shares, respectively ]	—	1,637,640
Capital shares repurchased [ (5,071,803) and (12,553,793) shares, respectively ]	(33,920,027)	(78,303,526)

Total Class IB transactions	(11,100,315)	(42,616,204)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,161,441)	(42,631,980)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,957,622	(34,145,365)
NET ASSETS:
Beginning of period	341,157,710	375,303,075

End of period (a)	$358,115,332	$341,157,710

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,038,131	$25,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008		2007
Net asset value, beginning of period	$6.25	$6.11	$5.67	$4.39	$6.56		$5.44

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.05 (e)	0.05 (e)	0.03 (e)	0.02	(e)	0.03 (e)
Net realized and unrealized gain (loss) on investments	0.47	0.14	0.44	1.28	(2.17)		1.12

Total from investment operations	0.49	0.19	0.49	1.31	(2.15)		1.15

Less distributions:
Dividends from net investment income	—	(0.05)	(0.05)	(0.03)	(0.02)		(0.03)

Net asset value, end of period	$6.74	$6.25	$6.11	$5.67	$4.39		$6.56

Total return (b)	7.84%	3.09%	8.61%	29.94%	(32.74)%		21.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,732	$22,958	$22,437	$10,532	$5,898		$15,661
Ratio of expenses to average net assets:
After waivers (a)	1.14%	0.89%	0.89%	0.91%	0.90%		0.90%
After waivers and fees paid indirectly (a)	1.11%	0.85%	0.86%	0.88%	0.88%		0.88%
Before waivers and fees paid indirectly (a)	1.14%	0.89%	0.89%	0.91%	0.90%		0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.53%	0.72%	0.83%	0.60%	0.36%		0.47%
After waivers and fees paid indirectly (a)	0.56%	0.75%	0.86%	0.63%	0.38%		0.48%
Before waivers and fees paid indirectly (a)	0.53%	0.72%	0.83%	0.60%	0.36%		0.47%
Portfolio turnover rate	25%	52%	55%	41%	52%		71%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008		2007
Net asset value, beginning of period	$6.27	$6.12	$5.69	$4.40	$6.57		$5.45

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.03 (e)	0.03 (e)	0.02 (e)	0.01	(e)	0.01 (e)
Net realized and unrealized gain (loss) on investments	0.47	0.15	0.43	1.29	(2.17)		1.12

Total from investment operations	0.49	0.18	0.46	1.31	(2.16)		1.13

Less distributions:
Dividends from net investment income	—	(0.03)	(0.03)	(0.02)	(0.01)		(0.01)

Net asset value, end of period	$6.76	$6.27	$6.12	$5.69	$4.40		$6.57

Total return (b)	7.81%	2.99%	8.14%	29.77%	(32.86)%		20.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$332,383	$318,200	$352,867	$360,580	$295,780		$345,467
Ratio of expenses to average net assets:
After waivers (a)	1.14%	1.14%	1.14%	1.16%	1.15	%(c)	1.15%
After waivers and fees paid indirectly (a)	1.11%	1.10%	1.11%	1.13%	1.13%		1.13%
Before waivers and fees paid indirectly (a)	1.14%	1.14%	1.14%	1.16%	1.15	%(c)	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.53%	0.47%	0.53%	0.36%	0.17%		0.21%
After waivers and fees paid indirectly (a)	0.56%	0.50%	0.56%	0.39%	0.20%		0.22%
Before waivers and fees paid indirectly (a)	0.53%	0.47%	0.53%	0.36%	0.17%		0.21%
Portfolio turnover rate	25%	52%	55%	41%	52%		71%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	25.9%
Industrials	21.1
Health Care	13.3
Consumer Discretionary	12.7
Financials	6.8
Materials	4.9
Consumer Staples	3.9
Utilities	3.3
Energy	3.1
Cash and Other	5.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,065.40	$5.62
Hypothetical (5% average return before expenses)	1,000.00	1,019.42	5.50
Class IB
Actual	1,000.00	1,065.30	5.62
Hypothetical (5% average return before expenses)	1,000.00	1,019.42	5.50
Class K
Actual	1,000.00	1,066.70	4.34
Hypothetical (5% average return before expenses)	1,000.00	1,020.66	4.24

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.8%)
Diversified Consumer Services (3.6%)
New Oriental Education & Technology Group, Inc. (ADR)*	599,338	$14,683,781
Weight Watchers International, Inc.	414,829	21,388,583

		36,072,364

Hotels, Restaurants & Leisure (1.5%)
Dunkin’ Brands Group, Inc.	433,808	14,896,967

Internet & Catalog Retail (1.7%)
Groupon, Inc.*	1,618,903	17,208,939

Media (3.1%)
McGraw-Hill Cos., Inc.	363,689	16,366,005
Morningstar, Inc.	242,585	14,031,116

		30,397,121

Multiline Retail (1.9%)
Dollar Tree, Inc.*	357,870	19,253,406

Total Consumer Discretionary		117,828,797

Consumer Staples (3.9%)
Food & Staples Retailing (0.3%)
Sun Art Retail Group Ltd.	2,826,500	3,104,240

Food Products (3.6%)
D.E Master Blenders 1753 N.V.*	1,238,509	13,964,938
Hillshire Brands Co.	247,702	7,180,875
Mead Johnson Nutrition Co.	190,179	15,311,311

		36,457,124

Total Consumer Staples		39,561,364

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Range Resources Corp.	322,123	19,929,750
Ultra Petroleum Corp.*	468,581	10,810,164

Total Energy		30,739,914

Financials (6.8%)
Capital Markets (0.6%)
Greenhill & Co., Inc.	168,848	6,019,431

Diversified Financial Services (4.4%)
IntercontinentalExchange, Inc.*	122,208	16,617,844
MSCI, Inc.*	797,367	27,126,425

		43,744,269

Insurance (1.8%)
Progressive Corp.	872,040	18,164,593

Total Financials		67,928,293

Health Care (13.3%)
Biotechnology (0.7%)
Ironwood Pharmaceuticals, Inc.*	538,499	7,420,516

Health Care Equipment & Supplies (5.6%)
IDEXX Laboratories, Inc.*	201,522	19,372,310
Intuitive Surgical, Inc.*	65,043	36,020,163

		55,392,473

Health Care Technology (1.8%)
athenahealth, Inc.*	224,592	$17,780,949

Life Sciences Tools & Services (3.9%)
Illumina, Inc.*	609,017	24,598,197
Techne Corp.	193,178	14,333,807

		38,932,004

Pharmaceuticals (1.3%)
Valeant Pharmaceuticals International, Inc.*	292,499	13,101,030

Total Health Care		132,626,972

Industrials (21.1%)
Air Freight & Logistics (1.8%)
Expeditors International of Washington, Inc.	472,787	18,320,496

Commercial Services & Supplies (7.0%)
Covanta Holding Corp.	693,624	11,895,652
Edenred	1,256,585	35,656,504
Stericycle, Inc.*	239,368	21,942,864

		69,495,020

Electrical Equipment (1.4%)
Sensata Technologies Holding N.V.*	505,614	13,540,343

Machinery (0.1%)
Schindler Holding AG	12,660	1,415,766

Professional Services (9.4%)
IHS, Inc., Class A*	196,191	21,135,657
Intertek Group plc	622,975	26,182,090
Qualicorp S.A.*	1,700,764	14,725,559
Verisk Analytics, Inc., Class A*	643,365	31,692,160

		93,735,466

Trading Companies & Distributors (1.4%)
Fastenal Co.	347,537	14,009,217

Total Industrials		210,516,308

Information Technology (25.9%)
Communications Equipment (3.9%)
Motorola Solutions, Inc.	738,366	35,522,788
Research In Motion Ltd.*	477,100	3,525,769

		39,048,557

Internet Software & Services (9.1%)
Akamai Technologies, Inc.*	523,192	16,611,346
LinkedIn Corp., Class A*	255,376	27,138,808
MercadoLibre, Inc.	134,419	10,188,960
SINA Corp.*	93,272	4,832,422
Yandex N.V., Class A*	953,068	18,155,946
Youku, Inc. (ADR)*	652,362	14,143,208

		91,070,690

IT Services (2.2%)
Gartner, Inc.*	495,334	21,324,129

Semiconductors & Semiconductor Equipment (0.5%)
First Solar, Inc.*	336,826	5,072,599

Software (10.2%)
Citrix Systems, Inc.*	190,103	15,957,246

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

FactSet Research Systems, Inc.	161,749	$15,032,952
Red Hat, Inc.*	288,369	16,287,081
Salesforce.com, Inc.*	164,476	22,740,452
Solera Holdings, Inc.	482,768	20,174,875
Zynga, Inc., Class A*	1,839,811	10,008,572
Zynga, Inc., Class B*†(b)	359,560	1,662,605

		101,863,783

Total Information Technology		258,379,758

Materials (4.9%)
Chemicals (2.6%)
Intrepid Potash, Inc.*	490,425	11,162,073
Rockwood Holdings, Inc.	323,563	14,350,019

		25,512,092

Construction Materials (1.1%)
Martin Marietta Materials, Inc.	139,759	11,015,804

Metals & Mining (1.2%)
Lynas Corp., Ltd.*	3,657,231	3,233,620
Molycorp, Inc.*	409,553	8,825,867

		12,059,487

Total Materials		48,587,383

Utilities (3.3%)
Electric Utilities (3.3%)
Brookfield Infrastructure Partners LP	971,638	32,617,888

Total Utilities		32,617,888

Total Common Stocks (94.1%) (Cost $877,049,705)		938,786,677

PREFERRED STOCKS:
Consumer Discretionary (0.9%)
Auto Components (0.4%)
Better Place, Inc. 0.000%*†(b)	1,405,653	$3,954,804

Internet & Catalog Retail (0.5%)
Groupon, Inc. 0.000%*†(b)	586,196	5,296,574

Total Preferred Stocks (0.9%) (Cost $8,143,614)		9,251,378

Total Investments (95.0%) (Cost $885,193,319)		948,038,055
Other Assets Less Liabilities (5.0%)		50,062,580

Net Assets (100%)		$998,100,635

*	Non-income producing.
†	Securities (totaling $10,913,983 or 1.1% of net assets) at fair value by management.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$117,828,797	$—	$—	$117,828,797
Consumer Staples	22,492,186	17,069,178	—	39,561,364
Energy	30,739,914	—	—	30,739,914
Financials	67,928,293	—	—	67,928,293
Health Care	132,626,972	—	—	132,626,972
Industrials	147,261,948	63,254,360	—	210,516,308

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$256,717,153	$—	$1,662,605	$258,379,758
Materials	45,353,763	3,233,620	—	48,587,383
Utilities	32,617,888	—	—	32,617,888
Preferred Stocks
Consumer Discretionary	—	—	9,251,378	9,251,378

Total Assets	$853,566,914	$83,557,158	$10,913,983	$948,038,055

Total Liabilities	$—	$—	$—	$—

Total	$853,566,914	$83,557,158	$10,913,983	$948,038,055

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Information Technology	Investments in Preferred Stocks- Consumer Discretionary	Investments in Preferred Stocks- Information Technology

Balance as of 12/31/11	$—	$15,703,655	$2,875,941
Total gains or losses (realized/unrealized) included in earnings	(3,381,704)	(6,452,277)	2,168,368
Purchases	—	—	—
Sales	—	—	—
Issuances	5,044,309	—	—
Settlements	—	—	(5,044,309)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$1,662,605	$9,251,378	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$(3,381,704)	$(6,452,277)	$—

Following is the quantitative information about fair value measurements as of June 30, 2012:

Investment Type	Fair Value	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Common Stocks-Information Technology	$1,662,605	Proxy Security	Discount for lack of marketability (a)	0.00% to 15.00% (7.50%)
Preferred Stocks-Consumer Discretionary	3,954,804	Proxy Security	Discount for lack of marketability (a)	0.00% to 15.00% (7.50%)
Preferred Stocks-Consumer Discretionary	5,296,574	Discounted Cost	Discount for lack of marketability (a)	0.00% to 15.00% (7.50%)

	$10,913,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

* Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

The Portfolio had no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$188,061,434
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$163,900,255

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$176,128,695
Aggregate gross unrealized depreciation	(112,496,082)

Net unrealized appreciation	$63,632,613

Federal income tax cost of investments	$884,405,442

For the six months ended June 30, 2012, the Portfolio incurred approximately $56 as brokerage commissions with Bank of America Corp., $532 with Citation Financial Group, and $3,540 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $885,193,319)	$948,038,055
Cash	38,640,336
Foreign cash (Cost $8,326,746)	8,329,230
Dividends, interest and other receivables	4,393,351
Receivable for securities sold	1,923,989
Receivable from Separate Accounts for Trust shares sold	391,611
Other assets	7,316

Total assets	1,001,723,888

LIABILITIES
Payable for securities purchased	2,400,543
Investment management fees payable	582,312
Payable to Separate Accounts for Trust shares redeemed	320,211
Distribution fees payable - Class IB	175,344
Administrative fees payable	83,686
Distribution fees payable - Class IA	16,223
Accrued expenses	44,934

Total liabilities	3,623,253

NET ASSETS	$998,100,635

Net assets were comprised of:
Paid in capital	$922,138,712
Accumulated undistributed net investment income (loss)	3,746,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	9,375,834
Net unrealized appreciation (depreciation) on investments and foreign currency translations	62,839,503

Net assets	$998,100,635

Class IA
Net asset value, offering and redemption price per share, $80,927,481 / 5,172,300 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.65

Class IB
Net asset value, offering and redemption price per share, $873,840,253 / 56,415,589 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.49

Class K
Net asset value, offering and redemption price per share, $43,332,901 / 2,766,039 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.67

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $206,370 foreign withholding tax)	$8,258,410
Interest	27,249

Total income	8,285,659

EXPENSES
Investment management fees	3,539,194
Distribution fees - Class IB	1,112,340
Administrative fees	529,850
Distribution fees - Class IA	102,656
Recoupment fees	57,839
Printing and mailing expenses	53,400
Professional fees	32,506
Custodian fees	30,085
Trustees’ fees	14,219
Miscellaneous	27,245

Gross expenses	5,499,334
Less: Fees paid indirectly	(25,719)

Net expenses	5,473,615

NET INVESTMENT INCOME (LOSS)	2,812,044

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	4,572,477
Foreign currency transactions	(79,439)

Net realized gain (loss)	4,493,038

Change in unrealized appreciation (depreciation) on:
Securities	48,989,115
Foreign currency translations	(1,729)

Net change in unrealized appreciation (depreciation)	48,987,386

NET REALIZED AND UNREALIZED GAIN (LOSS)	53,480,424

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,292,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,812,044	$(4,232,517)
Net realized gain (loss) on investments and foreign currency transactions	4,493,038	85,743,719
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	48,987,386	(160,580,101)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,292,468	(79,068,899)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(311,402)
Class IB	—	(2,190,509)

	—	(2,501,911)

Distributions from net realized capital gains
Class IA	—	(5,788,342)
Class IB	—	(61,826,551)
Class K†	—	(2,776,189)

	—	(70,391,082)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(72,892,993)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 634,621 and 2,301,795 shares, respectively ]	10,274,678	40,781,003
Capital shares issued in reinvestment of dividends and distributions [ 0 and 419,759 shares, respectively ]	—	6,099,744
Capital shares repurchased [ (610,171) and (4,471,798) shares, respectively ]	(9,810,513)	(76,337,686	)(y)

Total Class IA transactions	464,165	(29,456,939)

Class IB
Capital shares sold [ 5,550,280 and 13,320,498 shares, respectively ]	89,386,680	235,148,947
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,459,083 shares, respectively ]	—	64,017,060
Capital shares repurchased [ (3,828,167) and (11,076,024) shares, respectively ]	(60,424,569)	(193,199,200)

Total Class IB transactions	28,962,111	105,966,807

Class K†
Capital shares sold [ 625,361 and 2,291,298 shares, respectively ]	10,200,516	37,885,895	(y)
Capital shares issued in reinvestment of distributions [ 0 and 192,313 shares, respectively ]	—	2,776,189
Capital shares repurchased [ (285,454) and (57,479) shares, respectively ]	(4,609,463)	(866,070)

Total Class K transactions	5,591,053	39,796,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	35,017,329	116,305,882

TOTAL INCREASE (DECREASE) IN NET ASSETS	91,309,797	(35,656,010)
NET ASSETS:
Beginning of period	906,790,838	942,446,848

End of period (a)	$998,100,635	$906,790,838

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,746,586	$934,542

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the EQ/Morgan Stanley Mid Cap Growth Portfolio exchanged approximately 2,266,910 Class IA shares for approximately 2,266,922 Class K shares. This exchange amounted to approximately $37,519,063.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011		2010	2009		2008		2007
Net asset value, beginning of period	$14.69	$17.27		$13.08	$8.31		$15.73		$13.58

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	(0.04	)(e)	0.05 (e)	0.01	(e)	0.03	(e)	0.17	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.92	(1.27)		4.21	4.76		(7.45)		2.88

Total from investment operations	0.96	(1.31)		4.26	4.77		(7.42)		3.05

Less distributions:
Dividends from net investment income	—	(0.04)		(0.06)	—		—		(0.08)
Distributions from net realized gains	—	(1.23)		(0.01)	—		—		(0.82)

Total dividends and distributions	—	(1.27)		(0.07)	—		—		(0.90)

Net asset value, end of period	$15.65	$14.69		$17.27	$13.08		$8.31		$15.73

Total return (b)	6.54%	(7.46)%		32.57%	57.40%		(47.17)%		22.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,927	$75,634		$119,147	$79,442		$44,837		$62,728
Ratio of expenses to average net assets:
After waivers (a)	1.10%	0.83%		0.83%	0.85%		0.81%		0.80%
After waivers and fees paid indirectly (a)	1.09%	0.82%		0.81%	0.83%		0.79%		0.79%
Before waivers and fees paid indirectly (a)	1.10%	0.83%		0.83%	0.87%		0.87%		0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.53%	(0.22)%		0.32%	0.08%		0.21%		1.07%
After waivers and fees paid indirectly (a)	0.54%	(0.21)%		0.34%	0.10%		0.22%		1.07%
Before waivers and fees paid indirectly (a)	0.53%	(0.22)%		0.32%	0.06%		0.15%		1.01%
Portfolio turnover rate	17%	32%		34%	33%		28%		55%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010	2009		2008		2007
Net asset value, beginning of period	$14.54	$17.16		$12.99	$8.27		$15.70		$13.56

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	(0.08	)(e)	0.01 (e)	(0.02	)(e)	(0.01	)(e)	0.06	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.91	(1.27)		4.19	4.74		(7.42)		2.93

Total from investment operations	0.95	(1.35)		4.20	4.72		(7.43)		2.99

Less distributions:
Dividends from net investment income	—	(0.04)		(0.02)	—		—		(0.03)
Distributions from net realized gains	—	(1.23)		(0.01)	—		—		(0.82)

Total dividends and distributions	—	(1.27)		(0.03)	—		—		(0.85)

Net asset value, end of period	$15.49	$14.54		$17.16	$12.99		$8.27		$15.70

Total return (b)	6.53%	(7.74)%		32.31%	57.07%		(47.32)%		22.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$873,840	$795,511		$823,300	$521,616		$255,766		$378,803
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.08%		1.08%	1.10%		1.06%		1.05%
After waivers and fees paid indirectly (a)	1.09%	1.07%		1.06%	1.08%		1.04%		1.04	%(c)
Before waivers and fees paid indirectly (a)	1.10%	1.08%		1.08%	1.12%		1.12%		1.10	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.54%	(0.46)%		0.06%	(0.17)%		(0.06)%		0.39%
After waivers and fees paid indirectly (a)	0.54%	(0.45)%		0.09%	(0.15)%		(0.05)%		0.41%
Before waivers and fees paid indirectly (a)	0.54%	(0.46)%		0.06%	(0.19)%		(0.12)%		0.33%
Portfolio turnover rate	17%	32%		34%	33%		28%		55%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$14.69		$16.61

Income (loss) from investment operations:
Net investment income (loss)	0.07	(e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.91		(0.69)

Total from investment operations	0.98		(0.69)

Less distributions:
Distributions from net realized gains	—		(1.23)

Net asset value, end of period	$15.67		$14.69

Total return (b)	6.67%		(4.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,333		$35,646
Ratio of expenses to average net assets:
After waivers (a)	0.85	%(c)	0.85%
After waivers and fees paid indirectly (a)	0.84%		0.85%
Before waivers and fees paid indirectly (a)	0.85	%(c)	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.86%		0.11%
After waivers and fees paid indirectly (a)	0.86%		0.11%
Before waivers and fees paid indirectly (a)	0.86%		0.11%
Portfolio turnover rate	17%		32%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	13.3%
Consumer Staples	13.1
Information Technology	9.7
Health Care	9.7
Energy	8.5
Consumer Discretionary	8.4
Industrials	5.7
Utilities	3.8
Materials	2.6
Telecommunication Services	2.0
Cash and Other	23.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,071.90	$5.91
Hypothetical (5% average return before expenses)	1,000.00	1,019.16	5.76
Class IB
Actual	1,000.00	1,072.00	5.91
Hypothetical (5% average return before expenses)	1,000.00	1,019.16	5.76
Class K
Actual	1,000.00	1,073.10	4.63
Hypothetical (5% average return before expenses)	1,000.00	1,020.40	4.51

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.7%)
Auto Components (0.1%)
BorgWarner, Inc.*	1,887	$123,768
Goodyear Tire & Rubber Co.*	3,757	44,370
International Automotive Components Group North America LLC*†(b)	97,402	48,102
Johnson Controls, Inc.	10,734	297,439

		513,679

Automobiles (0.5%)
Ford Motor Co.	59,839	573,856
General Motors Co.*	116,223	2,291,918
Harley-Davidson, Inc.	3,641	166,503

		3,032,277

Distributors (0.0%)
Genuine Parts Co.	2,434	146,648

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,748	63,260
DeVry, Inc.	975	30,196
H&R Block, Inc.	4,757	76,017

		169,473

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	7,236	247,978
Chipotle Mexican Grill, Inc.*	512	194,534
Darden Restaurants, Inc.	2,094	106,019
GHCP Harrah’s Investment LP*†(b)	173,925	13,578
International Game Technology	4,620	72,765
Marriott International, Inc., Class A	4,121	161,543
McDonald’s Corp.	15,937	1,410,903
Starbucks Corp.	12,036	641,760
Starwood Hotels & Resorts Worldwide, Inc.	3,108	164,848
Wyndham Worldwide Corp.	2,329	122,832
Wynn Resorts Ltd.	1,252	129,857
Yum! Brands, Inc.	7,213	464,662

		3,731,279

Household Durables (0.1%)
D.R. Horton, Inc.	4,345	79,861
Harman International Industries, Inc.	1,073	42,491
Leggett & Platt, Inc.	2,258	47,712
Lennar Corp., Class A	2,485	76,811
Newell Rubbermaid, Inc.	4,493	81,503
PulteGroup, Inc.*	5,198	55,619
Whirlpool Corp.	1,176	71,924

		455,921

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	5,655	1,291,319
Expedia, Inc.	1,318	63,356
Netflix, Inc.*	858	58,747
priceline.com, Inc.*	789	524,307
TripAdvisor, Inc.*	1,529	68,331

		2,006,060

Leisure Equipment & Products (0.4%)
Hasbro, Inc.	1,881	$63,709
Mattel, Inc.	71,018	2,303,824

		2,367,533

Media (4.4%)
British Sky Broadcasting Group plc	261,240	2,851,189
Cablevision Systems Corp. - New York Group, Class A	3,714	49,359
CBS Corp., Class B	94,436	3,095,612
Comcast Corp., Class A	63,588	2,020,838
DIRECTV, Class A*	10,314	503,529
Discovery Communications, Inc., Class A*	4,068	219,672
Gannett Co., Inc.	3,686	54,295
Interpublic Group of Cos., Inc.	6,893	74,789
McGraw-Hill Cos., Inc.	4,343	195,435
News Corp., Class A	33,170	739,359
News Corp., Class B	238,102	5,362,057
Omnicom Group, Inc.	4,379	212,819
Reed Elsevier plc	421,571	3,382,042
Scripps Networks Interactive, Inc., Class A	1,390	79,035
Time Warner Cable, Inc.	73,738	6,053,890
Time Warner, Inc.	14,979	576,692
Viacom, Inc., Class B	49,475	2,326,315
Walt Disney Co.	28,122	1,363,917
Washington Post Co., Class B	82	30,653

		29,191,497

Multiline Retail (0.5%)
Big Lots, Inc.*	1,020	41,606
Dollar Tree, Inc.*	3,562	191,636
Family Dollar Stores, Inc.	1,841	122,390
J.C. Penney Co., Inc.	2,223	51,818
Kohl’s Corp.	48,784	2,219,184
Macy’s, Inc.	6,433	220,974
Nordstrom, Inc.	2,547	126,560
Sears Holdings Corp.*	599	35,760
Target Corp.	10,332	601,219

		3,611,147

Specialty Retail (0.6%)
Abercrombie & Fitch Co., Class A	1,349	46,055
AutoNation, Inc.*	771	27,201
AutoZone, Inc.*	406	149,071
Bed Bath & Beyond, Inc.*	3,676	227,177
Best Buy Co., Inc.	4,391	92,035
CarMax, Inc.*	3,691	95,745
GameStop Corp., Class A	2,043	37,509
Gap, Inc.	5,096	139,427
Home Depot, Inc.	24,089	1,276,476
Limited Brands, Inc.	3,872	164,676
Lowe’s Cos., Inc.	18,528	526,936
O’Reilly Automotive, Inc.*	2,004	167,875
Ross Stores, Inc.	3,596	224,642
Staples, Inc.	11,124	145,168
Tiffany & Co.	1,947	103,094
TJX Cos., Inc.	11,660	500,564
Urban Outfitters, Inc.*	1,844	50,876

		3,974,527

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	4,529	$264,856
Fossil, Inc.*	813	62,227
NIKE, Inc., Class B	5,804	509,475
Ralph Lauren Corp.	1,013	141,881
VF Corp.	1,391	185,629

		1,164,068

Total Consumer Discretionary		50,364,109

Consumer Staples (13.1%)
Beverages (2.5%)
Beam, Inc.	2,482	155,100
Brown-Forman Corp., Class B	1,590	153,992
Coca-Cola Co.	35,563	2,780,671
Coca-Cola Enterprises, Inc.	79,663	2,233,751
Constellation Brands, Inc., Class A*	2,732	73,928
Dr. Pepper Snapple Group, Inc.	80,051	3,502,231
Molson Coors Brewing Co., Class B	2,430	101,112
Monster Beverage Corp.*	2,411	171,663
PepsiCo, Inc.	24,685	1,744,242
Pernod-Ricard S.A.	48,634	5,202,696

		16,119,386

Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	6,836	649,420
CVS Caremark Corp.	169,328	7,912,697
Kroger Co.	179,525	4,163,185
Safeway, Inc.	3,664	66,502
Sysco Corp.	9,319	277,799
Walgreen Co.	67,133	1,985,794
Wal-Mart Stores, Inc.	57,149	3,984,428
Whole Foods Market, Inc.	2,618	249,548

		19,289,373

Food Products (2.2%)
Archer-Daniels-Midland Co.	10,514	310,373
Campbell Soup Co.	2,823	94,232
ConAgra Foods, Inc.	6,643	172,253
Dean Foods Co.*	2,832	48,229
General Mills, Inc.	92,219	3,554,120
H.J. Heinz Co.	5,094	277,012
Hershey Co.	2,400	172,872
Hormel Foods Corp.	2,116	64,369
J.M. Smucker Co.	1,771	133,746
Kellogg Co.	3,931	193,916
Kraft Foods, Inc., Class A	226,122	8,732,832
McCormick & Co., Inc. (Non-Voting)	2,054	124,575
Mead Johnson Nutrition Co.	3,276	263,751
Tyson Foods, Inc., Class A	4,598	86,580

		14,228,860

Household Products (0.6%)
Clorox Co.	2,019	146,297
Colgate-Palmolive Co.	7,548	785,747
Kimberly-Clark Corp.	6,202	519,541
Procter & Gamble Co.	43,129	2,641,651

		4,093,236

Personal Products (0.2%)
Avon Products, Inc.	58,938	$955,385
Estee Lauder Cos., Inc., Class A	3,520	190,502

		1,145,887

Tobacco (4.7%)
Altria Group, Inc.	160,370	5,540,784
British American Tobacco plc	189,576	9,649,094
Imperial Tobacco Group plc	151,683	5,836,314
Lorillard, Inc.	24,237	3,198,072
Philip Morris International, Inc.	54,873	4,788,218
Reynolds American, Inc.	44,368	1,990,792

		31,003,274

Total Consumer Staples		85,880,016

Energy (8.5%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	97,921	4,024,553
Cameron International Corp.*	3,897	166,441
Diamond Offshore Drilling, Inc.	1,075	63,565
Ensco plc, Class A	28,382	1,333,103
FMC Technologies, Inc.*	3,700	145,151
Halliburton Co.	14,561	413,387
Helmerich & Payne, Inc.	1,634	71,046
Nabors Industries Ltd.*	4,424	63,706
National Oilwell Varco, Inc.	6,708	432,263
Noble Corp.*	3,945	128,331
Rowan Cos., plc, Class A*	1,947	62,946
Schlumberger Ltd.	20,993	1,362,656
Transocean Ltd.	66,143	2,958,576

		11,225,724

Oil, Gas & Consumable Fuels (6.8%)
Alpha Natural Resources, Inc.*	3,499	30,476
Anadarko Petroleum Corp.	7,872	521,126
Apache Corp.	56,335	4,951,283
BP plc	274,442	1,838,805
Cabot Oil & Gas Corp.	3,211	126,513
Chesapeake Energy Corp.	10,386	193,180
Chevron Corp.	31,080	3,278,940
ConocoPhillips	19,908	1,112,459
CONSOL Energy, Inc.	118,677	3,588,793
Denbury Resources, Inc.*	6,156	93,017
Devon Energy Corp.	6,318	366,381
EOG Resources, Inc.	4,229	381,075
EQT Corp.	2,306	123,671
Exxon Mobil Corp.	73,611	6,298,893
Hess Corp.	4,706	204,476
Kinder Morgan, Inc.	7,928	255,440
Marathon Oil Corp.	224,835	5,749,031
Marathon Petroleum Corp.	64,767	2,909,334
Murphy Oil Corp.	46,469	2,336,926
Newfield Exploration Co.*	2,065	60,525
Noble Energy, Inc.	2,868	243,264
Occidental Petroleum Corp.	12,730	1,091,852
Peabody Energy Corp.	4,161	102,028
Phillips 66*	9,756	324,289
Pioneer Natural Resources Co.	1,927	169,981
QEP Resources, Inc.	2,676	80,200
Range Resources Corp.	2,621	162,161
Royal Dutch Shell plc, Class A	170,109	5,748,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Southwestern Energy Co.*	5,377	$171,688
Spectra Energy Corp.	10,291	299,056
Sunoco, Inc.	1,628	77,330
Tesoro Corp.*	2,214	55,261
Valero Energy Corp.	8,851	213,752
Williams Cos., Inc.	38,759	1,117,034
WPX Energy, Inc.*	32,005	517,841

		44,794,414

Total Energy		56,020,138

Financials (12.4%)
Capital Markets (1.3%)
Ameriprise Financial, Inc.	3,502	183,015
Bank of New York Mellon Corp.	18,610	408,490
BlackRock, Inc.	1,999	339,470
CG Investor LLC I*†(b)	2,022,822	194,191
CG Investor LLC II*†(b)	2,022,806	194,189
CG Investor LLC III*†(b)	1,011,479	97,102
Charles Schwab Corp.	16,866	218,077
E*TRADE Financial Corp.*	3,984	32,031
Federated Investors, Inc., Class B	1,432	31,289
Franklin Resources, Inc.	2,248	249,506
Goldman Sachs Group, Inc.	7,778	745,599
Invesco Ltd.	7,014	158,516
Legg Mason, Inc.	2,040	53,795
Morgan Stanley	193,275	2,819,882
Northern Trust Corp.	3,742	172,207
State Street Corp.	7,765	346,630
T. Rowe Price Group, Inc.	4,004	252,092
UBS AG (Registered)*	151,403	1,770,567

		8,266,648

Commercial Banks (2.4%)
Barclays plc	125,276	320,681
BB&T Corp.	11,070	341,509
CIT Group, Inc.*	35,864	1,278,193
Comerica, Inc.	3,174	97,474
Fifth Third Bancorp	14,696	196,926
First Horizon National Corp.	4,072	35,223
Guaranty Bancorp*	91,672	193,428
Huntington Bancshares, Inc./Ohio	13,318	85,235
KB Financial Group, Inc.	25,549	832,173
KeyCorp	14,822	114,722
M&T Bank Corp.	1,953	161,259
PNC Financial Services Group, Inc.	99,630	6,088,389
Regions Financial Corp.	22,251	150,194
SunTrust Banks, Inc.	8,351	202,345
U.S. Bancorp	29,800	958,368
Wells Fargo & Co.	139,795	4,674,745
Zions Bancorp	2,830	54,959

		15,785,823

Consumer Finance (0.3%)
American Express Co.	15,764	917,623
Capital One Financial Corp.	9,138	499,483
Discover Financial Services	8,361	289,123
SLM Corp.	8,001	125,696

		1,831,925

Diversified Financial Services (2.2%)
Bank of America Corp.	170,068	$1,391,156
Bond Street Holdings, Inc., Class A*†§	39,554	711,972
Citigroup, Inc.	110,088	3,017,512
CME Group, Inc.	1,035	277,494
Deutsche Boerse AG	29,283	1,580,470
ING Groep N.V. (CVA)*	256,618	1,731,358
IntercontinentalExchange, Inc.*	1,147	155,969
JPMorgan Chase & Co.	111,437	3,981,644
Leucadia National Corp.	3,039	64,640
Moody’s Corp.	3,137	114,657
NASDAQ OMX Group, Inc.	1,984	44,977
NYSE Euronext	60,774	1,554,599

		14,626,448

Insurance (4.7%)
ACE Ltd.	67,346	4,992,359
Aflac, Inc.	7,416	315,847
Alleghany Corp.*	9,896	3,362,166
Allstate Corp.	7,802	273,772
American International Group, Inc.*	151,104	4,848,927
Aon plc	5,082	237,736
Assurant, Inc.	1,469	51,180
Berkshire Hathaway, Inc., Class B*	27,639	2,303,158
Chubb Corp.	4,223	307,519
Cincinnati Financial Corp.	2,498	95,099
CNO Financial Group, Inc.	90,598	706,664
Genworth Financial, Inc., Class A*	7,545	42,705
Hartford Financial Services Group, Inc.	6,877	121,242
Lincoln National Corp.	4,524	98,940
Loews Corp.	4,841	198,045
Marsh & McLennan Cos., Inc.	8,463	272,763
MetLife, Inc.	77,524	2,391,615
Principal Financial Group, Inc.	4,612	120,973
Progressive Corp.	9,525	198,406
Prudential Financial, Inc.	7,392	357,995
Torchmark Corp.	1,635	82,649
Travelers Cos., Inc.	6,195	395,489
Unum Group	4,410	84,363
White Mountains Insurance Group Ltd.	13,520	7,054,060
XL Group plc	4,809	101,181
Zurich Insurance Group AG*	8,650	1,951,610

		30,966,463

Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	7,908	3,409,218
American Tower Corp. (REIT)	6,300	440,433
Apartment Investment & Management Co. (REIT), Class A	2,179	58,898
AvalonBay Communities, Inc. (REIT)	1,472	208,259
Boston Properties, Inc. (REIT)	2,362	255,970
Equity Residential (REIT)	4,676	291,595
HCP, Inc. (REIT)	6,523	287,991
Health Care REIT, Inc. (REIT)	3,305	192,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Host Hotels & Resorts, Inc. (REIT)	11,189	$177,010
Kimco Realty Corp. (REIT)	6,257	119,071
Plum Creek Timber Co., Inc. (REIT)	2,499	99,210
Prologis, Inc. (REIT)	7,328	243,509
Public Storage (REIT)	2,284	329,832
Simon Property Group, Inc. (REIT)	4,745	738,607
Ventas, Inc. (REIT)	4,651	293,571
Vornado Realty Trust (REIT)	2,883	242,114
Weyerhaeuser Co. (REIT)	8,544	191,044

		7,579,014

Real Estate Management & Development (0.3%)
Canary Wharf Group plc*†(b)	353,084	1,250,727
CBRE Group, Inc., Class A*	5,136	84,025
Forestar Group, Inc.*	35,370	453,089

		1,787,841

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	8,082	51,482
People’s United Financial, Inc.	5,647	65,562

		117,044

Total Financials		80,961,206

Health Care (9.7%)
Biotechnology (0.9%)
Alexion Pharmaceuticals, Inc.*	3,030	300,879
Amgen, Inc.	50,069	3,657,040
Biogen Idec, Inc.*	3,741	540,126
Celgene Corp.*	6,945	445,591
Gilead Sciences, Inc.*	11,916	611,052

		5,554,688

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	8,643	459,375
Becton, Dickinson and Co.	3,146	235,163
Boston Scientific Corp.*	397,228	2,252,283
C.R. Bard, Inc.	1,309	140,639
CareFusion Corp.*	3,439	88,314
Covidien plc	7,597	406,440
DENTSPLY International, Inc.	2,199	83,144
Edwards Lifesciences Corp.*	1,774	183,254
Intuitive Surgical, Inc.*	620	343,350
Medtronic, Inc.	138,194	5,352,254
St. Jude Medical, Inc.	4,803	191,688
Stryker Corp.	5,135	282,938
Varian Medical Systems, Inc.*	1,755	106,651
Zimmer Holdings, Inc.	2,797	180,015

		10,305,508

Health Care Providers & Services (2.1%)
Aetna, Inc.	5,439	210,870
AmerisourceBergen Corp.	3,973	156,338
Cardinal Health, Inc.	5,361	225,162
Cigna Corp.	87,769	3,861,836
Community Health Systems, Inc.*	57,135	1,601,494
Coventry Health Care, Inc.	86,147	2,738,613
DaVita, Inc.*	1,453	142,699
Express Scripts Holding Co.*	12,772	713,061

Humana, Inc.	2,603	$201,576
Laboratory Corp. of America Holdings*	1,527	141,416
McKesson Corp.	3,707	347,531
Patterson Cos., Inc.	1,491	51,395
Quest Diagnostics, Inc.	2,547	152,565
Tenet Healthcare Corp.*	420,585	2,203,865
UnitedHealth Group, Inc.	16,267	951,620
WellPoint, Inc.	5,276	336,556

		14,036,597

Health Care Technology (0.0%)
Cerner Corp.*	2,262	186,977

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	5,403	212,014
Life Technologies Corp.*	2,784	125,252
PerkinElmer, Inc.	1,818	46,904
Thermo Fisher Scientific, Inc.	5,767	299,365
Waters Corp.*	1,419	112,768

		796,303

Pharmaceuticals (5.0%)
Abbott Laboratories	24,712	1,593,183
Allergan, Inc.	4,825	446,650
Bristol-Myers Squibb Co.	26,633	957,456
Eli Lilly and Co.	44,023	1,889,027
Forest Laboratories, Inc.*	4,271	149,442
Hospira, Inc.*	43,081	1,506,973
Johnson & Johnson	43,299	2,925,281
Merck & Co., Inc.	284,708	11,886,559
Mylan, Inc.*	6,704	143,265
Perrigo Co.	1,468	173,121
Pfizer, Inc.	377,835	8,690,205
Teva Pharmaceutical Industries Ltd. (ADR)	51,077	2,014,477
Watson Pharmaceuticals, Inc.*	2,060	152,419

		32,528,058

Total Health Care		63,408,131

Industrials (5.7%)
Aerospace & Defense (1.9%)
Boeing Co.	11,753	873,248
GenCorp, Inc.*	61,699	401,661
General Dynamics Corp.	5,628	371,223
Goodrich Corp.	16,720	2,121,768
Honeywell International, Inc.	12,355	689,903
Huntington Ingalls Industries, Inc.*	56,979	2,292,835
L-3 Communications Holdings, Inc.	1,527	113,013
Lockheed Martin Corp.	4,150	361,382
Northrop Grumman Corp.	3,960	252,608
Precision Castparts Corp.	2,263	372,241
Raytheon Co.	59,866	3,387,817
Rockwell Collins, Inc.	2,284	112,716
Textron, Inc.	4,268	106,145
United Technologies Corp.	14,304	1,080,381

		12,536,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	2,586	$151,359
Expeditors International of Washington, Inc.	3,271	126,751
FedEx Corp.	4,972	455,485
United Parcel Service, Inc., Class B	15,106	1,189,748

		1,923,343

Airlines (0.0%)
Southwest Airlines Co.	12,335	113,729

Building Products (0.4%)
Masco Corp.	5,537	76,798
Owens Corning, Inc.*	85,234	2,432,578

		2,509,376

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	1,695	46,341
Cintas Corp.	1,735	66,988
Iron Mountain, Inc.	2,628	86,619
Pitney Bowes, Inc.	3,187	47,710
R.R. Donnelley & Sons Co.	2,783	32,756
Republic Services, Inc.	5,020	132,829
Stericycle, Inc.*	1,309	119,996
Waste Management, Inc.	7,330	244,822

		778,061

Construction & Engineering (0.0%)
Fluor Corp.	2,609	128,728
Jacobs Engineering Group, Inc.*	1,939	73,410
Quanta Services, Inc.*	3,253	78,300

		280,438

Electrical Equipment (0.2%)
Cooper Industries plc	2,589	176,518
Emerson Electric Co.	11,586	539,676
Rockwell Automation, Inc.	2,228	147,182
Roper Industries, Inc.	1,568	154,573

		1,017,949

Industrial Conglomerates (0.8%)
3M Co.	10,925	978,880
Danaher Corp.	9,019	469,710
General Electric Co.	166,814	3,476,404
Tyco International Ltd.	7,224	381,788

		5,306,782

Machinery (1.2%)
Caterpillar, Inc.	10,296	874,233
Cummins, Inc.	3,029	293,540
Deere & Co.	6,191	500,666
Dover Corp.	2,869	153,807
Eaton Corp.	5,264	208,612
Federal Signal Corp.*	98,518	575,345
Flowserve Corp.	862	98,915
Illinois Tool Works, Inc.	7,428	392,867
Ingersoll-Rand plc	4,654	196,306
Joy Global, Inc.	1,620	91,903
Oshkosh Corp.*	68,543	1,435,976
PACCAR, Inc.	5,621	220,287
Pall Corp.	1,799	98,603
Parker Hannifin Corp.	2,398	184,358

Snap-on, Inc.	886	$55,154
Stanley Black & Decker, Inc.	34,349	2,210,702
Xylem, Inc.	2,835	71,357

		7,662,631

Marine (0.5%)
A. P. Moller - Maersk A/S, Class B	504	3,316,758

Professional Services (0.0%)
Dun & Bradstreet Corp.	782	55,655
Equifax, Inc.	1,927	89,798
Robert Half International, Inc.	2,276	65,025

		210,478

Road & Rail (0.2%)
CSX Corp.	16,421	367,174
Norfolk Southern Corp.	5,108	366,601
Ryder System, Inc.	808	29,096
Union Pacific Corp.	7,529	898,285

		1,661,156

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,578	184,539
W.W. Grainger, Inc.	953	182,252

		366,791

Total Industrials		37,684,433

Information Technology (9.7%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	293,966	5,047,396
F5 Networks, Inc.*	1,247	124,151
Harris Corp.	1,870	78,260
JDS Uniphase Corp.*	3,417	37,587
Juniper Networks, Inc.*	8,271	134,900
Motorola Solutions, Inc.	4,628	222,653
QUALCOMM, Inc.	26,987	1,502,636
Research In Motion Ltd.*	71,981	531,940

		7,679,523

Computers & Peripherals (1.7%)
Apple, Inc.*	14,720	8,596,480
Dell, Inc.*	23,311	291,854
EMC Corp.*	33,057	847,251
Hewlett-Packard Co.	31,100	625,421
Lexmark International, Inc., Class A	1,018	27,058
NetApp, Inc.*	5,688	180,992
SanDisk Corp.*	3,876	141,397
Seagate Technology plc	5,952	147,193
Western Digital Corp.*	3,644	111,069

		10,968,715

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	2,558	140,485
Corning, Inc.	23,988	310,165
FLIR Systems, Inc.	2,438	47,541
Jabil Circuit, Inc.	2,835	57,636
Molex, Inc.	2,122	50,801
TE Connectivity Ltd.	92,050	2,937,315

		3,543,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	2,894	$91,884
eBay, Inc.*	18,163	763,028
Google, Inc., Class A*	8,054	4,671,884
VeriSign, Inc.*	2,560	111,539
Yahoo!, Inc.*	19,134	302,891

		5,941,226

IT Services (1.1%)
Accenture plc, Class A	10,172	611,235
Automatic Data Processing, Inc.	7,757	431,755
Cognizant Technology Solutions Corp., Class A*	4,785	287,100
Computer Sciences Corp.	2,381	59,096
Fidelity National Information Services, Inc.	3,927	133,832
Fiserv, Inc.*	2,203	159,101
International Business Machines Corp.	18,158	3,551,342
Mastercard, Inc., Class A	1,664	715,703
Paychex, Inc.	4,960	155,794
SAIC, Inc.	4,297	52,080
Teradata Corp.*	2,725	196,227
Total System Services, Inc.	2,556	61,165
Visa, Inc., Class A	7,827	967,652
Western Union Co.	9,610	161,832

		7,543,914

Office Electronics (0.8%)
Xerox Corp.	631,118	4,966,898

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.*	8,899	50,991
Altera Corp.	5,124	173,396
Analog Devices, Inc.	4,596	173,131
Applied Materials, Inc.	20,524	235,205
Broadcom Corp., Class A*	7,781	262,998
First Solar, Inc.*	926	13,946
Intel Corp.	79,199	2,110,653
KLA-Tencor Corp.	2,577	126,917
Lam Research Corp.*	3,327	125,561
Linear Technology Corp.	3,508	109,906
LSI Corp.*	8,912	56,770
Microchip Technology, Inc.	3,227	106,749
Micron Technology, Inc.*	15,779	99,566
NVIDIA Corp.*	9,456	130,682
Teradyne, Inc.*	2,868	40,324
Texas Instruments, Inc.	17,974	515,674
Xilinx, Inc.	4,125	138,476

		4,470,945

Software (2.8%)
Adobe Systems, Inc.*	7,683	248,699
Autodesk, Inc.*	3,540	123,865
BMC Software, Inc.*	2,530	107,980
CA, Inc.	5,495	148,860
Citrix Systems, Inc.*	2,901	243,510
Electronic Arts, Inc.*	5,092	62,886
Intuit, Inc.	4,606	273,366
Microsoft Corp.	381,473	11,669,259
Nintendo Co., Ltd.	7,477	872,447
Oracle Corp.	61,090	1,814,373
Red Hat, Inc.*	2,984	168,536

Salesforce.com, Inc.*	2,196	$303,619
Symantec Corp.*	170,975	2,497,945

		18,535,345

Total Information Technology		63,650,509

Materials (2.6%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	3,323	268,266
Airgas, Inc.	1,124	94,427
CF Industries Holdings, Inc.	1,014	196,452
Dow Chemical Co.	18,899	595,318
E.I. du Pont de Nemours & Co.	14,856	751,268
Eastman Chemical Co.	2,185	110,058
Ecolab, Inc.	4,681	320,789
FMC Corp.	2,235	119,528
International Flavors & Fragrances, Inc.	1,232	67,514
Linde AG	14,268	2,222,356
Monsanto Co.	8,446	699,160
Mosaic Co.	4,630	253,539
PPG Industries, Inc.	2,369	251,398
Praxair, Inc.	4,701	511,140
Sherwin-Williams Co.	1,372	181,584
Sigma-Aldrich Corp.	1,871	138,323

		6,781,120

Construction Materials (0.0%)
Vulcan Materials Co.	2,037	80,889

Containers & Packaging (0.0%)
Ball Corp.	2,544	104,431
Bemis Co., Inc.	1,608	50,395
Owens-Illinois, Inc.*	2,522	48,347
Sealed Air Corp.	3,018	46,598

		249,771

Metals & Mining (0.5%)
Alcoa, Inc.	16,431	143,771
Allegheny Technologies, Inc.	1,657	52,842
Cliffs Natural Resources, Inc.	2,251	110,952
Freeport-McMoRan Copper & Gold, Inc.	14,818	504,849
Newmont Mining Corp.	7,746	375,759
Nucor Corp.	5,046	191,243
ThyssenKrupp AG	97,649	1,590,831
Titanium Metals Corp.	1,389	15,710
United States Steel Corp.	2,223	45,794

		3,031,751

Paper & Forest Products (1.1%)
Domtar Corp.	14,430	1,106,925
International Paper Co.	155,811	4,504,496
MeadWestvaco Corp.	43,845	1,260,544

		6,871,965

Total Materials		17,015,496

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	92,295	3,291,240
Cable & Wireless Communications plc	951,381	442,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

CenturyLink, Inc.	9,820	$387,792
Frontier Communications Corp.	15,366	58,852
Verizon Communications, Inc.	44,797	1,990,779
Windstream Corp.	9,517	91,934

		6,263,318

Wireless Telecommunication Services (1.0%)
Crown Castle International Corp.*	4,061	238,218
MetroPCS Communications, Inc.*	4,774	28,883
Sprint Nextel Corp.*	46,016	150,012
Vodafone Group plc	2,294,963	6,448,007

		6,865,120

Total Telecommunication Services		13,128,438

Utilities (2.8%)
Electric Utilities (1.7%)
AET&D Holdings*†(b)	350,436	—
American Electric Power Co., Inc.	7,632	304,517
Duke Energy Corp.	21,086	486,243
E.ON AG	131,638	2,835,542
Edison International	5,214	240,887
Entergy Corp.	23,755	1,612,727
Exelon Corp.	90,636	3,409,726
FirstEnergy Corp.	6,604	324,851
NextEra Energy, Inc.	6,523	448,848
Northeast Utilities	4,831	187,491
Pepco Holdings, Inc.	3,384	66,225
Pinnacle West Capital Corp.	1,682	87,027
PPL Corp.	9,087	252,709
Progress Energy, Inc.	4,670	280,994
Southern Co.	13,623	630,745
Xcel Energy, Inc.	7,759	220,433

		11,388,965

Gas Utilities (0.0%)
AGL Resources, Inc.	1,802	69,827
ONEOK, Inc.	3,222	136,323

		206,150

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	10,284	131,944
NRG Energy, Inc.*	125,754	2,183,089

		2,315,033

Multi-Utilities (0.7%)
Ameren Corp.	3,930	131,812
CenterPoint Energy, Inc.	6,651	137,476
CMS Energy Corp.	4,325	101,638
Consolidated Edison, Inc.	4,617	287,131
Dominion Resources, Inc.	9,009	486,486
DTE Energy Co.	2,620	155,445
GDF Suez S.A.	69,578	1,660,057
Integrys Energy Group, Inc.	1,182	67,220
NiSource, Inc.	4,609	114,073
PG&E Corp.	6,715	303,988
Public Service Enterprise Group, Inc.	8,049	261,593
SCANA Corp.	1,918	91,757
Sempra Energy	3,833	264,017

TECO Energy, Inc.	3,282	$59,273
Wisconsin Energy Corp.	3,589	142,017

		4,263,983

Total Utilities		18,174,131

Total Common Stocks (74.2%) (Cost $398,196,398)		486,286,607

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Financials (0.2%)
Real Estate Investment Trusts (REITs) (0.2%)
iStar Financial, Inc. 0.961%, 10/1/12(l)	$1,207,000	1,202,534

Total Financials		1,202,534

Total Convertible Bonds		1,202,534

Corporate Bonds (2.4%)
Consumer Discretionary (0.7%)
Media (0.7%)
Clear Channel Communications, Inc. 3.895%, 1/29/16	438,329	337,513
11.000%, 8/1/16 PIK	797,000	494,140
9.000%, 3/1/21	195,000	168,675
Term Loan 3.895%, 1/29/16	2,562,044	2,022,613
Tribune Co.
0.000%, 6/4/14(l)	2,401,000	1,596,665
Term Loan 3.532%, 6/4/14	193,000	125,209

Total Consumer Discretionary		4,744,815

Financials (0.7%)
Diversified Financial Services (0.0%)
Capmark Financial Group, Inc. Series B 9.000%, 9/30/15(l)	178,283	178,394
Tropicana Entertainment LLC 9.625%, 12/15/14*†(b)(h)	2,014,000	—

		178,394

Real Estate Investment Trusts (REITs) (0.1%)
iStar Financial, Inc. Term Loan
5.000%, 6/28/13	114,856	114,353
7.000%, 6/30/14	128,000	127,680
5.250%, 3/19/16	58,508	58,020
7.000%, 3/19/17	219,000	218,727

		518,780

Real Estate Management & Development (0.6%)
Realogy Corp.
4.490%, 10/10/16	1,763,143	1,657,354
11.500%, 4/15/17	240,000	226,800
7.875%, 2/15/19§	338,000	333,775
9.000%, 1/15/20§	178,000	182,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Term Loan
3.493%, 12/15/13(l)	$307,849	$262,826
3.461%, 4/10/16(l)(t)	715,778	611,096
0.145%, 10/10/16(l)	117,131	100,001
13.500%, 10/15/17	397,000	406,594

		3,781,341

Total Financials		4,478,515

Utilities (1.0%)
Electric Utilities (0.8%)
Energy Future Holdings Corp. 4.741%, 10/10/17	5,264,099	3,139,224
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 11.750%, 3/1/22§	572,000	587,730
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15	628,000	153,860
11.500%, 10/1/20§	2,404,000	1,640,730

		5,521,544

Independent Power Producers & Energy Traders (0.2%)
NRG Energy, Inc. 7.375%, 1/15/17	960,000	998,400

Total Utilities		6,519,944

Total Corporate Bonds		15,743,274

Total Long-Term Debt Securities (2.6%) (Cost $20,565,000)		16,945,808

SHORT-TERM INVESTMENTS:
Government Securities (3.0%)
Federal Home Loan Bank 0.05%, 7/2/12(o)(p)	7,700,000	7,699,979
U.S. Treasury Bills
0.03%, 7/5/12 (p)	2,000,000	1,999,993
0.05%, 8/9/12(p)	1,000,000	999,947

0.09%, 9/27/12 (p)	$5,000,000	$4,998,914
0.10%, 10/11/12(p)	2,000,000	1,999,454
0.12%, 11/23/12(p)	300,000	299,850
0.13%, 11/29/12(p)	1,000,000	999,438
0.16%, 12/27/12(p)	1,000,000	999,209

Total Government Securities		19,996,784

Total Short-Term Investments (3.0%) (Cost $19,996,143)		19,996,784

Total Investments (79.8%) (Cost $438,757,541)		523,229,199
Other Assets Less Liabilities (20.2%)		132,410,544

Net Assets (100%)		$655,639,743

*	Non-income producing.
†	Securities (totaling $2,509,861 or 0.4% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $3,457,102 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2012.
(h)	Security in default.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2012.
(p)	Yield to maturity.
(t)	Position represents an unfunded loan commitment. The coupon rate will be determined at the time of settlement.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
PIK	— Payment-in Kind Security

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,878	September-12	$121,779,009	$127,365,960	$5,586,951

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Bank of America	203	$256,923	$266,098	$(9,175)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Bank of America	98	124,473	130,660	(6,187)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	20	25,528	24,986	542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	106	$134,180	$139,701	$(5,521)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	131	166,160	172,421	(6,261)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	115	145,812	152,107	(6,295)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	316	400,235	418,819	(18,584)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	69	86,859	89,691	(2,832)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	214	271,352	280,536	(9,184)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	197	248,948	261,313	(12,365)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	197	249,330	258,917	(9,587)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	396	500,943	524,013	(23,070)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	354	447,528	449,355	(1,827)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	220	277,933	287,413	(9,480)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	151	191,469	192,677	(1,208)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	19	23,464	22,968	496
European Union Euro vs. U.S. Dollar, expiring 7/17/12	HSBC Bank plc	69	86,859	89,691	(2,832)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	HSBC Bank plc	130	163,945	160,858	3,087
European Union Euro vs. U.S. Dollar, expiring 7/17/12	HSBC Bank plc	20	25,529	24,998	531
European Union Euro vs. U.S. Dollar, expiring 7/17/12	State Street Bank & Trust	383	485,117	496,285	(11,168)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	State Street Bank & Trust	110	139,079	144,480	(5,401)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Deutsche Bank AG	2,479	31,059	30,857	202
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Deutsche Bank AG	1,306	16,361	16,470	(109)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	Deutsche Bank AG	1,300	16,290	16,234	56
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	HSBC Bank plc	2,034	25,484	25,534	(50)
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	HSBC Bank plc	2,256	28,270	27,837	433
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Bank of America	65	68,230	70,772	(2,542)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Bank of America	18	19,099	18,755	344
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Bank of America	13	13,728	14,046	(318)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Barclays Bank plc	23	24,610	24,753	(143)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Credit Suisse First Boston	17	17,546	17,284	262

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Deutsche Bank AG	28	$30,052	$29,566	$486
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Deutsche Bank AG	69	72,764	75,223	(2,459)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Deutsche Bank AG	45	47,840	49,608	(1,768)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Deutsche Bank AG	51	54,204	57,181	(2,977)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	HSBC Bank plc	13	13,729	14,047	(318)

					$(145,222)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/16/12	Barclays Bank plc	38	$59,444	$59,829	$(385)
British Pound vs. U.S. Dollar, expiring 8/16/12	Credit Suisse First Boston	219	343,639	342,970	669
British Pound vs. U.S. Dollar, expiring 8/16/12	Credit Suisse First Boston	402	627,692	629,819	(2,127)
British Pound vs. U.S. Dollar, expiring 8/16/12	Deutsche Bank AG	200	314,589	313,193	1,396
British Pound vs. U.S. Dollar, expiring 8/16/12	HSBC Bank plc	38	59,513	59,829	(316)
British Pound vs. U.S. Dollar, expiring 8/16/12	HSBC Bank plc	28	43,456	43,764	(308)
British Pound vs. U.S. Dollar, expiring 8/16/12	State Street Bank & Trust	15,284	24,179,368	23,934,323	245,045
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Bank of America	50	63,426	63,302	124
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	125	164,058	158,542	5,516
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	50	63,376	63,302	74
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	128	168,576	162,451	6,125
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	275	360,045	347,893	12,152
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Credit Suisse First Boston	200	253,122	253,209	(87)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	242	317,490	305,892	11,598
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	63	82,012	79,271	2,741
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	446	562,166	564,201	(2,035)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	50	63,451	63,302	149
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	65	81,818	81,723	95
European Union Euro vs. U.S. Dollar, expiring 7/17/12	HSBC Bank plc	211	278,764	266,850	11,914
European Union Euro vs. U.S. Dollar, expiring 7/17/12	HSBC Bank plc	200	252,948	253,208	(260)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	HSBC Bank plc	363	$479,922	$459,425	$20,497
European Union Euro vs. U.S. Dollar, expiring 7/17/12	HSBC Bank plc	63	82,174	79,271	2,903
European Union Euro vs. U.S. Dollar, expiring 7/17/12	HSBC Bank plc	81	102,182	102,153	29
European Union Euro vs. U.S. Dollar, expiring 7/17/12	State Street Bank & Trust	15,427	20,221,709	19,525,233	696,476
Japanese Yen vs. U.S. Dollar, expiring 10/22/12	HSBC Bank plc	37,815	466,275	473,842	(7,567)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Bank of America	785	861,723	828,133	33,590
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Bank of America	39	40,896	40,706	190
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Deutsche Bank AG	814	893,651	858,533	35,118
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Deutsche Bank AG	21	22,017	22,101	(84)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Deutsche Bank AG	31	34,146	33,060	1,086

					$1,074,318

					$929,096

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$44,069,198	$6,233,231	$61,680	$50,364,109
Consumer Staples	65,191,912	20,688,104	—	85,880,016
Energy	48,433,000	7,587,138	—	56,020,138
Financials	70,326,166	8,186,859	2,448,181	80,961,206
Health Care	63,408,131	—	—	63,408,131
Industrials	34,367,675	3,316,758	—	37,684,433
Information Technology	62,778,062	872,447	—	63,650,509
Materials	13,202,309	3,813,187	—	17,015,496
Telecommunication Services	6,237,710	6,890,728	—	13,128,438
Utilities	13,678,532	4,495,599	—	18,174,131

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Convertible Bonds
Financials	$—	$1,202,534	$—	$1,202,534
Corporate Bonds
Consumer Discretionary	—	4,744,815	—	4,744,815
Financials	—	4,478,515	—	4,478,515
Utilities	—	6,519,944	—	6,519,944
Forward Currency Contracts	—	1,093,926	—	1,093,926
Futures	5,586,951	—	—	5,586,951
Short-Term Investments	—	19,996,784	—	19,996,784

Total Assets	$427,279,646	$100,120,569	$2,509,861	$529,910,076

Liabilities:
Forward Currency Contracts	$—	$(164,830)	$—	$(164,830)

Total Liabilities	$—	$(164,830)	$—	$(164,830)

Total	$427,279,646	$99,955,739	$2,509,861	$529,745,246

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock- Consumer Discretionary	Investments in Common Stocks- Financials	Investments in Common Stocks- Utilities††	Investments in Preferred Stocks- Consumer Discretionary	Investments in Corporate Bonds-Financials

Balance as of 12/31/11	$36,447	$2,824,413	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	113,157	34,079	—	75	—
Purchases	—	—	—	—	—
Sales	(87,924)	(410,311)	—	(75)	—
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 6/30/12	$61,680	$2,448,181	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$25,232	$(111,256)	$—	$—	$—

††	Shares held with $0 cost and market value.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	1,093,926
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	5,586,951	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$6,680,877

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(164,830)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(164,830)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	1,526,744	—	1,526,744
Credit contracts	—	—	—	—	—
Equity contracts	—	4,139,222	—	—	4,139,222
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,139,222	$1,526,744	$—	$5,665,966

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(1,254,656)	—	(1,254,656)
Credit contracts	—	—	—	—	—
Equity contracts	—	4,697,674	—	—	4,697,674
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,697,674	$(1,254,656)	$—	$3,443,018

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $58,321,000 and futures contracts with an average notional balance of approximately $87,662,000 for the six months ended June 30, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

* Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$53,881,083
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$125,440,105

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,226,335
Aggregate gross unrealized depreciation	(40,512,861)

Net unrealized appreciation	$73,713,474

Federal income tax cost of investments	$449,515,725

For the six months ended June 30, 2012, the Portfolio incurred approximately $2,506 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $209,318,193 of which $16,308,088 expires in the year 2016 and $193,010,105 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $438,757,541)	$523,229,199
Cash	116,245,155
Cash held as collateral at broker	7,934,500
Foreign cash (Cost $2,364,354)	2,183,439
Due from broker for futures variation margin	3,197,294
Receivable for securities sold	3,184,225
Dividends, interest and other receivables	1,365,826
Unrealized appreciation on forward foreign currency contracts	1,093,926
Receivable from Separate Accounts for Trust shares sold	256,620
Other assets	5,606

Total assets	658,695,790

LIABILITIES
Payable for securities purchased	2,093,554
Investment management fees payable	365,682
Unrealized depreciation on forward foreign currency contracts	164,830
Payable to Separate Accounts for Trust shares redeemed	153,079
Administrative fees payable	86,353
Distribution fees payable - Class IB	44,248
Distribution fees payable - Class IA	684
Trustees’ fees payable	392
Accrued expenses	147,225

Total liabilities	3,056,047

NET ASSETS	$655,639,743

Net assets were comprised of:
Paid in capital	$782,573,271
Accumulated undistributed net investment income (loss)	4,752,197
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(222,499,671)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	90,813,946

Net assets	$655,639,743

Class IA
Net asset value, offering and redemption price per share, $3,414,064 / 381,853 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.94

Class IB
Net asset value, offering and redemption price per share, $222,511,700 / 24,927,028 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.93

Class K
Net asset value, offering and redemption price per share, $429,713,979 / 48,002,227 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $85,773 foreign withholding tax)	$7,032,479
Interest	901,599

Total income	7,934,078

EXPENSES
Investment management fees	2,349,331
Administrative fees	552,273
Distribution fees - Class IB	283,205
Printing and mailing expenses	35,801
Professional fees	32,743
Custodian fees	25,609
Trustees’ fees	9,560
Distribution fees - Class IA	4,179
Miscellaneous	9,063

Total expenses	3,301,764

NET INVESTMENT INCOME (LOSS)	4,632,314

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	23,705,088
Futures	4,139,222
Foreign currency transactions	1,468,878

Net realized gain (loss)	29,313,188

Change in unrealized appreciation (depreciation) on:
Securities	10,195,803
Futures	4,697,674
Foreign currency translations	(1,217,860)

Net change in unrealized appreciation (depreciation)	13,675,617

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,988,805

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,621,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,632,314	$9,836,431
Net realized gain (loss) on investments, futures and foreign currency transactions	29,313,188	(24,784,147)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	13,675,617	(14,078,118)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,621,119	(29,025,834)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(889,469)
Class IB	—	(2,220,940)
Class K†	—	(4,473,873)

TOTAL DIVIDENDS	—	(7,584,282)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 59,261 and 1,684,649 shares, respectively ]	528,904	14,464,416
Capital shares issued in reinvestment of dividends [ 0 and 109,953 shares, respectively ]	—	889,469
Capital shares repurchased [ (57,315) and (55,779,518) shares, respectively ]	(509,471)	(458,323,430	)(z)

Total Class IA transactions	19,433	(442,969,545)

Class IB
Capital shares sold [ 425,167 and 1,025,631 shares, respectively ]	3,756,331	8,923,650
Capital shares issued in reinvestment of dividends [ 0 and 275,259 shares, respectively ]	—	2,220,940
Capital shares repurchased [ (2,162,508) and (4,671,551) shares, respectively ]	(19,174,623)	(41,117,278)

Total Class IB transactions	(15,418,292)	(29,972,688)

Class K†
Capital shares sold [ 208,473 and 52,651,309 shares, respectively ]	1,845,998	430,106,802	(z)
Capital shares issued in reinvestment of dividends [ 0 and 553,574 shares, respectively ]	—	4,473,873
Capital shares repurchased [ (3,757,877) and (1,653,252) shares, respectively ]	(33,642,512)	(13,536,928)

Total Class K transactions	(31,796,514)	421,043,747

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,195,373)	(51,898,486)

TOTAL INCREASE (DECREASE) IN NET ASSETS	425,746	(88,508,602)
NET ASSETS:
Beginning of period	655,213,997	743,722,599

End of period (a)	$655,639,743	$655,213,997

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,752,197	$119,883

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Mutual Large Cap Equity Portfolio exchanged approximately 52,576,328 Class IA shares for approximately 52,576,328 Class K shares. This exchange amounted to approximately $429,509,165.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010		2009	2008	2007
Net asset value, beginning of period	$8.34	$8.82	$8.03		$6.43	$10.95	$10.74

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.15	(e)(aa)	0.12 (e)	0.16 (e)	0.17 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.55	(0.48)	0.82		1.51	(4.32)	0.04

Total from investment operations	0.60	(0.38)	0.97		1.63	(4.16)	0.21

Less distributions:
Dividends from net investment income	—	(0.10)	(0.18)		(0.03)	(0.36)	—
Distributions from net realized gains	—	—	—		—	—	— #

Total dividends and distributions	—	(0.10)	(0.18)		(0.03)	(0.36)	— #

Net asset value, end of period	$8.94	$8.34	$8.82		$8.03	$6.43	$10.95

Total return (b)	7.19%	(4.23)%	12.14%		25.41%	(37.94)%	1.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,414	$3,169	$479,285		$466,374	$340,988	$284,503
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%	0.90%	0.89%		0.94%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	1.15%	0.90%	0.89%		0.83%	1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)	1.15%	0.91%	0.90%		0.96%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.22%	1.10%	1.79	%(bb)	1.58%	1.79%	1.56%
After waivers, reimbursements and fees paid indirectly (a)	1.22%	1.10%	1.79	%(bb)	1.69%	1.79%	1.56%
Before waivers, reimbursements and fees paid indirectly (a)	1.22%	1.09%	1.78	%(bb)	1.56%	1.72%	1.50%
Portfolio turnover rate	10%	21%	22%		79%	44%	31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010		2009		2008	2007
Net asset value, beginning of period	$8.33	$8.80		$8.01		$6.41		$10.92	$10.74

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11	(e)	0.13	(e)(aa)	0.09	(e)	0.14 (e)	0.16	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.55	(0.50)		0.82		1.52		(4.31)	0.02

Total from investment operations	0.60	(0.39)		0.95		1.61		(4.17)	0.18

Less distributions:
Dividends from net investment income	—	(0.08)		(0.16)		(0.01)		(0.34)	—
Distributions from net realized gains	—	—		—		—		—	—	#

Total dividends and distributions	—	(0.08)		(0.16)		(0.01)		(0.34)	—	#

Net asset value, end of period	$8.93	$8.33		$8.80		$8.01		$6.41	$10.92

Total return (b)	7.20%	(4.37)%		11.88%		25.17%		(38.13)%	1.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$222,512	$222,052		$264,438		$271,945		$232,101	$406,213
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%	1.15	%(c)	1.14%		1.19	%(c)	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.15%	1.15	%(c)	1.14%		1.08%		1.30%	1.30%
Before waivers, reimbursements and fees paid indirectly (a)	1.15%	1.16	%(c)	1.15%		1.21%		1.37%	1.36	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.22%	1.21%		1.58	%(cc)	1.28%		1.56%	1.46%
After waivers, reimbursements and fees paid indirectly (a)	1.22%	1.21%		1.58	%(cc)	1.39%		1.56%	1.46%
Before waivers, reimbursements and fees paid indirectly (a)	1.22%	1.20%		1.57	%(cc)	1.26%		1.49%	1.42%
Portfolio turnover rate	10%	21%		22%		79%		44%	31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.34	$8.09

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.55	0.27

Total from investment operations	0.61	0.34

Less distributions:
Dividends from net investment income	—	(0.09)

Net asset value, end of period	$8.95	$8.34

Total return (b)	7.31%	4.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$429,714	$429,993
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	0.88%
After waivers, reimbursements and fees paid indirectly (a)	0.90%	0.88%
Before waivers, reimbursements and fees paid indirectly (a)	0.90%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.46%	2.29%
After waivers, reimbursements and fees paid indirectly (a)	1.46%	2.29%
Before waivers, reimbursements and fees paid indirectly (a)	1.46%	2.29%
Portfolio turnover rate	10%	21%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(aa)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10 and $0.08 for Class IA and IB, respectively.
(bb)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 1.21% for income after waivers and reimbursements, 1.21% after waivers, reimbursements, and fees paid indirectly, and 1.20% before waivers, reimbursements, and fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would 0.99% for income after waiver and reimbursement, 0.99% after waivers, reimbursements, and fees paid indirectly, and 0.98% before waivers, reimbursemments, and fees paid indirectly.

See Notes to Financial Statements.

EQ/OPPENHEIMER GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	27.0%
Consumer Discretionary	18.5
Financials	13.7
Industrials	12.3
Health Care	10.6
Consumer Staples	9.9
Energy	4.0
Materials	1.4
Telecommunication Services	1.3
Utilities	0.6
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,043.90	$6.86
Hypothetical (5% average return before expenses)	1,000.00	1,018.15	6.77
Class IB
Actual	1,000.00	1,043.90	6.86
Hypothetical (5% average return before expenses)	1,000.00	1,018.15	6.77

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.35% and 1.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.1%)
YPF S.A. (ADR)	31,590	$390,136

Australia (0.6%)
Iluka Resources Ltd.	174,500	2,044,806

Belgium (0.2%)
ThromboGenics N.V.*	19,632	530,339

Brazil (4.0%)
All America Latina Logistica S.A.	193,400	816,546
BM&F Bovespa S.A.	668,900	3,373,640
Cia de Bebidas das Americas (Preference) (ADR)	92,650	3,551,274
Embraer S.A. (ADR)	130,320	3,457,390
Itau Unibanco Holding S.A. (Preference) (ADR)	246,760	3,434,899

		14,633,749

Denmark (1.3%)
Carlsberg A/S, Class B	30,183	2,378,339
FLSmidth & Co. A/S	42,994	2,357,590

		4,735,929

Finland (0.6%)
Fortum Oyj	121,616	2,310,751

France (5.6%)
LVMH Moet Hennessy Louis Vuitton S.A.	42,740	6,514,361
PPR S.A.	25,110	3,585,701
Societe Generale S.A.*	64,792	1,527,609
Technip S.A.	63,710	6,648,461
Total S.A.	42,080	1,899,035

		20,175,167

Germany (9.4%)
Allianz SE (Registered)	49,212	4,948,508
Bayer AG (Registered)	67,974	4,901,514
Bayerische Motoren Werke (BMW) AG (Preference)	117,315	5,787,580
Linde AG	18,847	2,935,572
SAP AG	123,049	7,266,480
Siemens AG (Registered)	98,077	8,244,131

		34,083,785

India (3.3%)
DLF Ltd.	468,470	1,682,026
ICICI Bank Ltd. (ADR)	144,860	4,694,913
Infosys Ltd.	85,592	3,880,919
Wire and Wireless India Ltd.*	246,856	59,277
Zee Entertainment Enterprises Ltd.	624,947	1,645,952
Zee Learn Ltd.*	44,978	20,475

		11,983,562

Italy (2.0%)
Brunello Cucinelli S.p.A.*	21,600	307,243
Lottomatica Group S.p.A.	85,207	1,645,975
Prysmian S.p.A.	105,039	1,571,100
Tod’s S.p.A.	35,928	3,609,131

		7,133,449

Japan (8.8%)
Dai-ichi Life Insurance Co., Ltd.	3,280	$3,799,542
FANUC Corp.	17,700	2,908,061
Hoya Corp.	103,943	2,290,263
KDDI Corp.	738	4,760,352
Keyence Corp.	16,527	4,087,425
Kyocera Corp.	26,020	2,246,751
Murata Manufacturing Co., Ltd.	83,920	4,402,297
Nidec Corp.	31,960	2,423,672
Nintendo Co., Ltd.	9,440	1,101,498
Sony Corp.	43,950	625,435
Sumitomo Mitsui Financial Group, Inc.	99,300	3,275,795

		31,921,091

Mexico (3.7%)
Fomento Economico Mexicano S.A.B. de C.V.	776,774	6,936,387
Grupo Modelo S.A.B. de C.V., Series C	303,743	2,686,843
Grupo Televisa S.A.B. (ADR)	175,090	3,760,933

		13,384,163

Netherlands (1.9%)
European Aeronautic Defence and Space Co. N.V.	196,160	6,956,348

South Korea (0.6%)
E-Mart Co., Ltd.	9,349	2,053,460

Spain (3.6%)
Banco Bilbao Vizcaya Argentaria S.A.	555,948	4,006,916
Inditex S.A.	65,515	6,776,198
Repsol YPF S.A.	141,948	2,282,268

		13,065,382

Sweden (5.2%)
Assa Abloy AB, Class B	229,803	6,425,974
Telefonaktiebolaget LM Ericsson, Class B	1,376,595	12,561,320

		18,987,294

Switzerland (4.9%)
Credit Suisse Group AG (Registered)*	192,024	3,508,044
Nestle S.A. (Registered)	69,471	4,144,044
Roche Holding AG	11,162	1,926,867
Transocean Ltd.	76,713	3,431,372
UBS AG (Registered)*	416,318	4,868,588

		17,878,915

Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co., Ltd.*	1,375,709	3,765,500

United Kingdom (3.5%)
Kingfisher plc	297,127	1,343,464
Prudential plc	402,260	4,660,736
Unilever plc	199,453	6,703,445

		12,707,645

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

United States (39.0%)
3M Co.	60,310	$5,403,776
Abercrombie & Fitch Co., Class A	52,830	1,803,616
Adobe Systems, Inc.*	153,830	4,979,477
Aetna, Inc.	128,070	4,965,274
Allergan, Inc.	14,040	1,299,683
Altera Corp.	210,510	7,123,658
Amgen, Inc.	54,240	3,961,690
Amylin Pharmaceuticals, Inc.*	168,320	4,751,674
Carnival Corp.	177,240	6,074,015
Colgate-Palmolive Co.	72,180	7,513,938
eBay, Inc.*	269,110	11,305,311
Emerson Electric Co.	69,300	3,227,994
Facebook, Inc., Class A*	91,200	2,838,144
Fidelity National Financial, Inc., Class A	104,440	2,011,514
Fusion-io, Inc.*	63,650	1,329,649
Gilead Sciences, Inc.*	45,190	2,317,343
Goldman Sachs Group, Inc.	39,800	3,815,228
Google, Inc., Class A*	10,980	6,369,169
Intuit, Inc.	116,220	6,897,657
Juniper Networks, Inc.*	214,750	3,502,572
Maxim Integrated Products, Inc.	223,800	5,738,232
McDonald’s Corp.	78,260	6,928,358

McGraw-Hill Cos., Inc.	97,530	$4,388,850
Microsoft Corp.	201,100	6,151,649
Theravance, Inc.*	91,290	2,028,464
Tiffany & Co.	95,650	5,064,667
United Parcel Service, Inc., Class B	9,360	737,194
Walt Disney Co.	147,870	7,171,695
WellPoint, Inc.	100,560	6,414,722
Zimmer Holdings, Inc.	80,680	5,192,565

		141,307,778

Total Common Stocks (99.3%) (Cost $346,409,419)		360,049,249

Total Investments (99.3%) (Cost $346,409,419)		360,049,249
Other Assets Less Liabilities (0.7%)		2,505,944

Net Assets (100%)		$362,555,193

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,192,134	$31,920,792	$—	$67,112,926
Consumer Staples	20,688,442	15,279,288	—	35,967,730
Energy	3,821,508	10,829,764	—	14,651,272
Financials	17,330,194	32,277,764	—	49,607,958
Health Care	30,931,415	7,358,720	—	38,290,135
Industrials	13,642,900	30,886,876	—	44,529,776
Information Technology	56,235,518	41,602,453	—	97,837,971
Materials	—	4,980,378	—	4,980,378
Telecommunication Services	—	4,760,352	—	4,760,352
Utilities	—	2,310,751	—	2,310,751

Total Assets	$177,842,111	$182,207,138	$—	$360,049,249

Total Liabilities	$—	$—	$—	$—

Total	$177,842,111	$182,207,138	$—	$360,049,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$52,712,600
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$40,208,001

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,059,676
Aggregate gross unrealized depreciation	(42,511,806)

Net unrealized appreciation	$7,547,870

Federal income tax cost of investments	$352,501,379

For the six months ended June 30, 2012, the Portfolio incurred approximately $3,281 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $18,573,234 of which $4,456,246 expires in the year 2016, $11,003,618 expires in the year 2017 and $3,113,370 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $346,409,419)	$360,049,249
Cash	2,515,441
Receivable for securities sold	2,082,440
Dividends, interest and other receivables	524,411
Receivable from Separate Accounts for Trust shares sold	84,588
Other assets	2,918

Total assets	365,259,047

LIABILITIES
Payable for securities purchased	2,084,956
Investment management fees payable	269,614
Payable to Separate Accounts for Trust shares redeemed	199,094
Distribution fees payable - Class IB	68,553
Administrative fees payable	31,572
Distribution fees payable - Class IA	3,247
Accrued India taxes	1,205
Trustees’ fees payable	30
Accrued expenses	45,583

Total liabilities	2,703,854

NET ASSETS	$362,555,193

Net assets were comprised of:
Paid in capital	$378,259,500
Accumulated undistributed net investment income (loss)	2,818,159
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(32,163,569)
Net unrealized appreciation (depreciation) on investments and foreign currency translations (net of India tax of $3,421 on unrealized appreciation on investments)	13,641,103

Net assets	$362,555,193

Class IA
Net asset value, offering and redemption price per share, $16,520,454 / 1,653,311 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.99

Class IB
Net asset value, offering and redemption price per share, $346,034,739 / 34,631,088 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $541,586 foreign withholding tax)	$5,501,177
Interest	2,141

Total income	5,503,318

EXPENSES
Investment management fees	1,747,272
Distribution fees - Class IB	440,348
Administrative fees	201,802
Professional fees	29,570
Custodian fees	28,095
Distribution fees - Class IA	19,460
Printing and mailing expenses	19,389
Trustees’ fees	5,179
Miscellaneous	8,946

Gross expenses	2,500,061
Less: Waiver from investment advisor	(16,546)

Net expenses	2,483,515

NET INVESTMENT INCOME (LOSS)	3,019,803

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(2,138,297)
Foreign currency transactions	(66,662)

Net realized gain (loss)	(2,204,959)

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $1,205 on unrealized appreciation on investments)	14,085,896
Foreign currency translations	5,083

Net change in unrealized appreciation (depreciation)	14,090,979

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,886,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,905,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,019,803	$2,789,433
Net realized gain (loss) on investments and foreign currency transactions	(2,204,959)	(3,762,726)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	14,090,979	(34,482,906)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,905,823	(35,456,199)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(130,592)
Class IB	—	(2,617,388)

TOTAL DIVIDENDS	—	(2,747,980)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 477,260 and 883,283 shares, respectively ]	4,869,907	9,315,383
Capital shares issued in reinvestment of dividends [ 0 and 14,039 shares, respectively ]	—	130,592
Capital shares repurchased [ (177,528) and (215,806) shares, respectively ]	(1,806,433)	(2,218,406)

Total Class IA transactions	3,063,474	7,227,569

Class IB
Capital shares sold [ 2,998,158 and 13,079,619 shares, respectively ]	30,619,856	140,383,865
Capital shares issued in reinvestment of dividends [ 0 and 281,176 shares, respectively ]	—	2,617,388
Capital shares repurchased [ (2,742,835) and (5,929,945) shares, respectively ]	(27,905,505)	(61,738,145)

Total Class IB transactions	2,714,351	81,263,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,777,825	88,490,677

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,683,648	50,286,498
NET ASSETS:
Beginning of period	341,871,545	291,585,047

End of period (a)	$362,555,193	$341,871,545

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,818,159	$(201,644)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.57	$10.56	$9.22	$6.68	$11.48	$11.00

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.10 (e)	0.08 (e)	0.08 (e)	0.18 (e)	0.09 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.33	(0.99)	1.34	2.53	(4.84)	0.56

Total from investment operations	0.42	(0.89)	1.42	2.61	(4.66)	0.65

Less distributions:
Dividends from net investment income	—	(0.10)	(0.08)	(0.07)	(0.13)	(0.06)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.11)

Total dividends and distributions	—	(0.10)	(0.08)	(0.07)	(0.14)	(0.17)

Net asset value, end of period	$9.99	$9.57	$10.56	$9.22	$6.68	$11.48

Total return (b)	4.39%	(8.39)%	15.43%	39.07%	(40.60)%	5.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,520	$12,952	$7,096	$3,729	$2,257	$6,248
Ratio of expenses to average net assets:
After waivers (a)	1.35%	1.10%	1.10%	1.10%	1.10%	1.10%
Before waivers (a)	1.36%	1.11%	1.10%	1.14%	1.37%	1.46%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.70%	0.97%	0.79%	1.03%	1.84%	0.74%
Before waivers (a)	1.69%	0.96%	0.79%	0.98%	1.57%	0.38%
Portfolio turnover rate	11%	18%	22%	19%	33%	22%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011		2010	2009	2008		2007
Net asset value, beginning of period	$9.57	$10.56		$9.22	$6.68	$11.48		$10.99

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.08	(e)	0.06 (e)	0.06 (e)	0.12	(e)	0.05	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.34	(0.99)		1.33	2.53	(4.80)		0.58

Total from investment operations	0.42	(0.91)		1.39	2.59	(4.68)		0.63

Less distributions:
Dividends from net investment income	—	(0.08)		(0.05)	(0.05)	(0.11)		(0.03)
Distributions from net realized gains	—	—		—	—	(0.01)		(0.11)

Total dividends and distributions	—	(0.08)		(0.05)	(0.05)	(0.12)		(0.14)

Net asset value, end of period	$9.99	$9.57		$10.56	$9.22	$6.68		$11.48

Total return (b)	4.39%	(8.62)%		15.14%	38.71%	(40.75)%		5.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$346,035	$328,920		$284,489	$188,613	$101,688		$131,915
Ratio of expenses to average net assets:
After waivers (a)	1.35%	1.35%		1.35%	1.35%	1.35%		1.35%
Before waivers (a)	1.36%	1.36	%(c)	1.35%	1.39%	1.62	%(c)	1.71	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.64%	0.80%		0.59%	0.75%	1.33%		0.39%
Before waivers (a)	1.63%	0.80%		0.59%	0.71%	1.05%		(0.04)%
Portfolio turnover rate	11%	18%		22%	19%	33%		22%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2012	% of Net Assets
Government Securities	49.6%
Corporate Bonds	40.4
Asset-Backed and Mortgage-Backed Securities	8.3
Equities & Warrants	0.0 #
Cash and Other	1.7

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,009.10	$4.18
Hypothetical (5% average return before expenses)	1,000.00	1,020.71	4.20
Class IB
Actual	1,000.00	1,009.10	4.18
Hypothetical (5% average return before expenses)	1,000.00	1,020.71	4.20
Class K
Actual	1,000.00	1,010.10	2.93
Hypothetical (5% average return before expenses)	1,000.00	1,021.95	2.95

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.84%, 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (8.3%)
Asset-Backed Securities (5.7%)
Access Group, Inc.,
Series 2008-1 A 1.766%, 10/27/25(l)	$15,020,469	$15,138,536
Citibank Omni Master Trust,
Series 2009-A12 A12 3.350%, 8/15/16§	5,000,000	5,014,403
Series 2009-A13 A13 5.350%, 8/15/18§	10,000,000	10,903,099
Series 2009-A14A A14 2.992%, 8/15/18(l)§	35,000,000	36,699,264
Series 2009-A17 A17 4.900%, 11/15/18§	20,000,000	21,789,190
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A 0.325%, 1/25/37(l)	135,626	50,233
Collegiate Funding Services Education Loan Trust,
Series 2005-B A2 0.561%, 12/28/21(l)	7,247,970	7,220,908
Education Funding Capital Trust I,
Series 2003-3 A3 0.738%, 3/16/20(l)	282,773	282,396
EFS Volunteer LLC,
Series 2010-1 A1 1.316%, 10/26/26(l)§	1,646,936	1,654,407
GCO Education Loan Funding Trust,
Series 2005-1 A3L 0.547%, 11/25/20(l)	108,297	107,578
GSAA Home Equity Trust,
Series 2007-6 A4 0.545%, 5/25/47(l)	656,274	395,404
Honda Auto Receivables Owner Trust,
Series 2012-1 A2 0.570%, 8/15/14	5,000,000	5,000,323
Massachusetts Educational Financing Authority,
Series 2008-1 A1 1.416%, 4/25/38(l)	1,032,259	1,023,258
Nelnet Education Loan Funding, Inc.,
Series 2004-2A A4 0.607%, 8/26/19(l)	2,138,017	2,132,238
Nelnet Student Loan Trust,
Series 2008-4 A2 1.166%, 7/25/18(l)	1,620,722	1,631,624
Nissan Auto Lease Trust,
Series 2012-A A2B 0.402%, 7/15/14(l)	5,000,000	4,987,136
North Carolina State Education Assistance Authority,
1.010%, 10/26/20(l)	13,072,037	13,059,750
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1 1.590%, 10/1/35(l)	2,276,038	2,299,334
Series 2011-1 A1 0.970%, 10/1/18(l)	3,477,547	3,482,245
Plymouth Rock CLO Ltd./Plymouth Rock CLO, Inc.,
Series 2010-1A A 1.966%, 2/16/19(l)§	1,231,725	1,227,385
SLM Student Loan Trust,
Series 2004-8 A4 0.606%, 1/27/20(l)	3,462,365	3,461,693

Series 2005-6 A4 0.556%, 4/25/22(l)	$1,569,395	$1,568,578
Series 2007-3 A3 0.506%, 4/25/19(l)	8,700,000	8,484,958
Series 2008-2 A2 0.916%, 1/25/17(l)	7,350,758	7,369,878
Series 2008-5 A2 1.566%, 10/25/16(l)	1,087,231	1,098,559
Series 2008-9 A 1.966%, 4/25/23(l)	16,885,866	17,452,191
Series 2009-CT 1A 2.350%, 4/15/39(l)§	1,779,527	1,791,315
Series 2009-D A 3.500%, 8/17/43(l)§	13,984,192	13,732,181

		189,058,064

Non-Agency CMO (2.6%)
American Home Mortgage Assets LLC,
Series 2006-1 2A1 0.435%, 5/25/46(l)	8,004,215	4,254,905
Banc of America Commercial Mortgage, Inc.,
Series 2007-3 A2 5.805%, 6/10/49(l)	306,534	309,415
Series 2007-3 A2FL 0.411%, 6/10/49(l)§	306,534	306,141
Series 2007-3 A4 5.805%, 6/10/49(l)	1,400,000	1,565,316
Series 2007-4 A4 5.916%, 2/10/51(l)	1,400,000	1,604,982
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2006-2 A4 5.919%, 5/10/45(l)	1,900,000	2,165,580
Series 2006-6 A3 5.369%, 10/10/45	850,000	912,857
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1 6.500%, 9/25/33	16,803	17,764
Banc of America Re-Remic Trust,
Series 2011-STRP A10 1.464%, 12/17/49§	114,573	114,430
Series 2011-STRP A5 1.765%, 2/17/40§	69,077	68,962
BCAP LLC Trust,
Series 2006-AA2 A1 0.415%, 1/25/37(l)	985,014	468,183
BCRR Trust,
Series 2010-LEAF 26A 4.230%, 5/22/34§	265,708	265,170
Series 2010-LEAF 32A 4.230%, 12/22/32§	39,996	39,828
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2 2.897%, 2/25/33(l)	13,966	12,885
Series 2003-3 3A2 2.507%, 5/25/33(l)	105,879	101,297
Series 2003-8 2A1 2.922%, 1/25/34(l)	7,469	7,205
Series 2003-8 4A1 2.889%, 1/25/34(l)	25,786	23,101
Series 2004-10 21A1 2.926%, 1/25/35(l)	3,131,981	2,811,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2005-2 A1 2.570%, 3/25/35(l)	$130,144	$123,191
Series 2005-2 A2 3.078%, 3/25/35(l)	38,863	37,359
Series 2005-5 A1 2.220%, 8/25/35(l)	41,650	39,747
Series 2005-5 A2 2.250%, 8/25/35(l)	776,996	712,400
Series 2007-3 1A1 3.123%, 5/25/47(l)	8,485,319	5,524,855
Bear Stearns Alt-A Trust,
Series 2005-7 22A1 2.879%, 9/25/35(l)	2,484,096	1,689,845
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9 A2 4.735%, 9/11/42	3,483,053	3,505,243
Chevy Chase Mortgage Funding Corp.,
Series 2007-2A A1 0.375%, 5/25/48(l)§	1,366,265	790,676
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A 2.600%, 5/25/35(l)	62,079	54,659
Series 2005-11 A2A 2.580%, 10/25/35(l)	854,201	718,573
Series 2005-12 2A1 1.045%, 8/25/35(l)§	886,301	526,485
Series 2005-6 A1 2.230%, 9/25/35(l)	63,183	56,488
Series 2005-6 A2 2.340%, 9/25/35(l)	283,051	252,675
Series 2005-6 A3 1.990%, 9/25/35(l)	36,437	30,686
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5 5.617%, 10/15/48	4,000,000	4,542,086
Series 2007-CD4 A2B 5.205%, 12/11/49	1,227,768	1,236,473
Countrywide Alternative Loan Trust,
Series 2003-J1 4A1 6.000%, 10/25/32	1,066	1,077
Series 2005-61 2A1 0.525%, 12/25/35(l)	25,218	16,287
Series 2005-62 2A1 1.150%, 12/25/35(l)	249,009	137,955
Series 2006-OA22 A1 0.405%, 2/25/47(l)	755,641	464,551
Series 2007-OA7 A1A 0.425%, 5/25/47(l)	177,438	97,114
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2002-30 M 2.708%, 10/19/32(l)	7,202	3,743
Series 2003-HYB3 7A1 2.788%, 11/19/33(l)	37,555	35,024
Series 2004-12 11A1 2.902%, 8/25/34(l)	573,523	443,633
Series 2005-25 A11 5.500%, 11/25/35	976,886	850,602
Series 2005-3 1A2 0.535%, 4/25/35(l)	328,744	206,069
Series 2005-R2 1AF1 0.585%, 6/25/35(l)§	114,240	95,141

CS First Boston Mortgage Securities Corp.,
Series 2002-P1A A 0.888%, 3/25/32(l)§	$1,229	$1,042
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1 5.000%, 10/25/18	463,195	475,137
Series 2005-AR2 7A1 4.976%, 10/25/35(l)	331,754	227,345
Series 2006-AB4 A1B1 0.345%, 10/25/36(l)	4,058	1,523
Deutsche Mortgage Securities, Inc.,
Series 2010-RS2 A1 1.495%, 6/28/47(l)§	841,899	836,339
Extended Stay America Trust,
Series 2010-ESHA XA1 3.330%, 1/5/13 IO(l)§	14,314,379	185,672
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 2.592%, 6/25/34(l)	207,525	168,514
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 2.658%, 8/25/35(l)	390,611	309,150
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1 A4 5.238%, 11/10/45(l)	5,900,000	6,324,985
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1 0.515%, 11/25/45(l)	44,082	27,030
Series 2006-AR6 A1A 0.325%, 10/25/46(l)	1,514	1,506
GS Mortgage Securities Corp. II,
Series 2007-EOP A1 1.103%, 3/6/20(l)§	629,366	626,219
Series 2007-EOP A3 1.456%, 3/6/20(l)§	2,400,000	2,374,500
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.651%, 9/25/35(l)	209,538	195,248
Harborview Mortgage Loan Trust,
Series 2005-2 2A1A 0.463%, 5/19/35(l)	37,118	22,537
Series 2006-1 2A1A 0.483%, 3/19/36(l)	265,612	136,352
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A 2.668%, 12/25/34(l)	240,517	173,486
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2 A3A 4.678%, 7/15/42	259,300	271,806
Series 2006-LDP8 A2 5.289%, 5/15/45	1,271,088	1,273,769
Series 2007-CB20 A4 5.794%, 2/12/51(l)	1,900,000	2,197,732
Series 2007-FL1A A1 0.617%, 7/15/19(l)§	625,327	609,694
Las Vegas Sands Corp.,
1.850%, 5/23/14	859,223	851,091
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2007-LLFA A2 0.592%, 6/15/22(l)§	3,215,798	3,187,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 2.656%, 11/21/34(l)	$200,000	$196,784
MASTR Alternative Loans Trust,
Series 2003-5 6A1 6.000%, 8/25/33	2,685,924	2,916,836
Mellon Residential Funding Corp.,
Series 2000-TBC3 A1 0.682%, 12/15/30(l)	26,750	24,790
Series 2001-TBC1 A1 0.942%, 11/15/31(l)	96,586	91,861
Merrill Lynch Floating Trust,
Series 2008-LAQA A1 0.779%, 7/9/21(l)§	816,751	799,423
MLCC Mortgage Investors, Inc.,
Series 2005-2 1A 1.986%, 10/25/35(l)	1,668,040	1,413,788
Series 2005-2 2A 2.420%, 10/25/35(l)	1,581,856	1,329,904
Series 2005-2 3A 1.240%, 10/25/35(l)	300,932	241,062
Series 2005-3 4A 0.495%, 11/25/35(l)	183,190	153,878
Series 2005-3 5A 0.495%, 11/25/35(l)	284,200	217,790
Morgan Stanley Capital I, Inc.,
Series 2007-IQ14 A2 5.610%, 4/15/49	721,119	742,934
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-TOP9 A2 4.740%, 11/13/36	2,884,361	2,912,253
Residential Accredit Loans, Inc.,
Series 2005-QO1 A1 0.545%, 8/25/35(l)	59,475	33,587
Securitized Asset Sales, Inc.,
Series 1993-6 A5 3.136%, 11/26/23(l)	2,314	2,234
Sequoia Mortgage Trust,
Series 10 2A1 1.004%, 10/20/27(l)	15,471	14,196
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 2.740%, 2/25/34(l)	160,638	150,230
Series 2004-19 2A1 1.547%, 1/25/35(l)	47,259	30,320
Series 2005-17 3A1 2.742%, 8/25/35(l)	222,557	177,524
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5 1A1 0.903%, 10/19/34(l)	103,650	83,720
Series 2005-AR5 A1 0.493%, 7/19/35(l)	208,264	145,918
Series 2005-AR5 A2 0.493%, 7/19/35(l)	416,862	329,436
Series 2006-AR4 2A1 0.435%, 6/25/36(l)	60,282	37,230
Series 2006-AR5 1A1 0.455%, 5/25/46(l)	2,158,703	968,781
Structured Asset Securities Corp.,
Series 2006-11 A1 2.797%, 10/28/35(l)§	67,198	56,195

Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A A1 0.332%, 9/15/21(l)§	$1,585,124	$1,549,459
Series 2007-C31 A2 5.421%, 4/15/47	1,277,821	1,336,358
Series 2007-C32 A2 5.922%, 6/15/49(l)	5,992,868	6,136,509
Series 2007-WHL8 A1 0.320%, 6/15/20(l)§	1,624,540	1,511,761
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17 1A 1.350%, 11/25/42(l)	10,725	9,101
Series 2002-AR2 A 2.390%, 2/27/34(l)	8,775	8,086
Series 2003-AR1 A5 2.120%, 3/25/33(l)	1,067,207	1,044,956
Series 2004-AR1 A 2.578%, 3/25/34(l)	2,251,682	2,132,234
Series 2005-AR13 A1A1 0.535%, 10/25/45(l)	261,397	208,606
Series 2005-AR15 A1A1 0.505%, 11/25/45(l)	60,408	46,681
Series 2006-AR15 2A 2.640%, 11/25/46(l)	53,832	37,566
Series 2006-AR3 A1A 1.150%, 2/25/46(l)	88,970	64,500
Series 2006-AR7 3A 2.640%, 7/25/46(l)	267,766	195,453
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1 2.649%, 9/25/34(l)	86,964	84,216
Series 2007-10 1A22 0.745%, 7/25/37(l)	1,762,657	1,330,382

		86,486,809

Total Asset-Backed and Mortgage-Backed Securities		275,544,873

Corporate Bonds (40.4%)
Consumer Discretionary (4.5%)
Auto Components (0.9%)
Johnson Controls, Inc.
0.876%, 2/4/14(l)	30,000,000	30,058,449

Automobiles (1.0%)
Daimler Finance North America LLC
1.071%, 3/28/14(l)§	32,500,000	32,450,941

Household Durables (0.0%)
Newell Rubbermaid, Inc.
2.000%, 6/15/15	1,500,000	1,506,406

Leisure Equipment & Products (0.1%)
Mattel, Inc.
5.625%, 3/15/13	2,000,000	2,062,725

Media (2.5%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	18,590,000	19,592,819
Comcast Corp.
5.300%, 1/15/14	2,000,000	2,122,862
COX Communications, Inc.
7.125%, 10/1/12	12,649,000	12,841,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

4.625%, 6/1/13	$18,506,000	$19,096,451
5.450%, 12/15/14	798,000	875,123
Discovery Communications LLC
3.700%, 6/1/15	2,000,000	2,136,068
NBCUniversal Media LLC
2.100%, 4/1/14	2,990,000	3,045,448
Reed Elsevier Capital, Inc.
7.750%, 1/15/14	2,000,000	2,185,871
TCI Communications, Inc.
8.750%, 8/1/15	1,038,000	1,267,217
Time Warner Cable, Inc.
6.200%, 7/1/13	4,603,000	4,838,575
Time Warner Entertainment Co. LP
8.875%, 10/1/12	5,000,000	5,089,151
Time Warner, Inc.
5.875%, 11/15/16	500,000	583,056
Turner Broadcasting System, Inc.
8.375%, 7/1/13	2,000,000	2,142,169
Walt Disney Co. 0.875%, 12/1/14	6,600,000	6,628,923

		82,445,258

Total Consumer Discretionary		148,523,779

Consumer Staples (7.0%)
Beverages (1.3%)
Anheuser-Busch InBev Worldwide, Inc.
1.192%, 3/26/13(l)	4,325,000	4,345,313
2.500%, 3/26/13	1,500,000	1,519,501
1.500%, 7/14/14	6,047,000	6,126,848
5.375%, 11/15/14	15,580,000	17,142,037
4.125%, 1/15/15	7,350,000	7,899,660
3.625%, 4/15/15	1,450,000	1,553,879
Coca-Cola Enterprises, Inc. 1.125%, 11/12/13	4,000,000	4,019,420
Foster’s Finance Corp. 4.875%, 10/1/14§(b)	1,400,000	1,498,673

		44,105,331

Food & Staples Retailing (0.1%)
Kroger Co.
5.500%, 2/1/13	900,000	923,535
5.000%, 4/15/13	2,000,000	2,062,610
7.500%, 1/15/14	1,740,000	1,910,739

		4,896,884

Food Products (2.8%)
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	520,000	542,324
General Mills, Inc.
5.650%, 9/10/12	1,633,000	1,648,349
6.470%, 10/15/12	12,900,000	13,158,000
5.250%, 8/15/13	2,235,000	2,346,007
0.816%, 5/16/14(l)	10,700,000	10,672,072
H.J. Heinz Co.
5.350%, 7/15/13	5,483,000	5,738,467
Kellogg Co.
4.250%, 3/6/13	25,000,000	25,595,707
Kraft Foods Group, Inc.
1.625%, 6/4/15§(b)	2,900,000	2,912,879

Kraft Foods, Inc.
6.000%, 2/11/13	$14,575,000	$15,013,925
2.625%, 5/8/13	8,500,000	8,613,214
1.344%, 7/10/13(l)	3,000,000	3,008,955
5.250%, 10/1/13	1,750,000	1,839,525

		91,089,424

Household Products (0.2%)
Procter & Gamble Co. 0.700%, 8/15/14	7,400,000	7,408,188

Tobacco (2.6%)
Altria Group, Inc. 8.500%, 11/10/13	21,050,000	23,123,623
Philip Morris International, Inc.
6.875%, 3/17/14	18,819,000	20,779,913
2.500%, 5/16/16	10,476,000	10,985,194
Reynolds American, Inc. 7.250%, 6/1/13	17,493,000	18,400,299
UST LLC 6.625%, 7/15/12	11,775,000	11,794,277

		85,083,306

Total Consumer Staples		232,583,133

Energy (2.3%)
Energy Equipment & Services (0.2%)
Cameron International Corp. 1.397%, 6/2/14(l)	5,525,000	5,514,383

Oil, Gas & Consumable Fuels (2.1%)
Anadarko Petroleum Corp.
7.625%, 3/15/14	9,335,000	10,303,112
5.750%, 6/15/14	4,400,000	4,760,798
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13	3,600,000	3,742,070
Devon Energy Corp.
5.625%, 1/15/14	850,000	909,768
2.400%, 7/15/16	2,850,000	2,933,521
Energy Transfer Partners LP
6.000%, 7/1/13	1,995,000	2,078,990
8.500%, 4/15/14	6,209,000	6,930,918
Enterprise Products Operating LLC
4.600%, 8/1/12	15,275,000	15,313,609
6.375%, 2/1/13	1,095,000	1,128,621
Kinder Morgan Energy Partners LP
5.850%, 9/15/12	3,370,000	3,405,454
Plains All American Pipeline LP/Plains All American Finance Corp.
4.250%, 9/1/12	8,227,000	8,275,013
5.250%, 6/15/15	5,000,000	5,425,012
3.950%, 9/15/15	800,000	856,676
6.125%, 1/15/17	2,193,000	2,555,747
Transcontinental Gas Pipe Line Corp.
Series B 8.875%, 7/15/12	2,000,000	2,004,933

		70,624,242

Total Energy		76,138,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Financials (12.6%)
Capital Markets (1.7%)
Bank of New York Mellon Corp.
0.746%, 1/31/14(l)	$16,375,000	$16,411,565
Goldman Sachs Group, Inc.
5.700%, 9/1/12	10,500,000	10,577,577
4.750%, 7/15/13	2,850,000	2,933,351
1.466%, 7/29/13(l)	18,285,000	18,190,141
5.250%, 10/15/13	1,170,000	1,217,988
Merrill Lynch & Co., Inc. 5.450%, 2/5/13	6,890,000	7,028,727
Northern Trust Corp. 5.200%, 11/9/12	685,000	696,460

		57,055,809

Commercial Banks (0.8%)
BB&T Corp. 3.850%, 7/27/12	8,000,000	8,016,347
Union Bank N.A.
2.125%, 12/16/13	2,230,000	2,266,971
1.417%, 6/6/14(l)	17,000,000	16,926,050

		27,209,368

Consumer Finance (4.8%)
American Express Co. 7.250%, 5/20/14	4,307,000	4,775,742
American Express Credit Corp.
7.300%, 8/20/13	3,000,000	3,217,620
5.125%, 8/25/14	370,000	400,214
1.568%, 6/12/15(l)	10,000,000	10,101,020
American Honda Finance Corp.
0.844%, 6/18/14(l)§	12,000,000	12,013,265
1.450%, 2/27/15§	1,711,000	1,715,263
2.500%, 9/21/15§	1,700,000	1,750,220
2.600%, 9/20/16§	1,815,000	1,878,915
2.125%, 2/28/17§	15,000,000	15,171,401
Caterpillar Financial Services Corp.
1.650%, 4/1/14	5,055,000	5,131,851
1.375%, 5/20/14	7,000,000	7,075,430
1.050%, 3/26/15	20,000,000	20,053,310
HSBC Finance Corp.
0.818%, 9/14/12(l)	8,125,000	8,121,912
0.717%, 1/15/14(l)	27,449,000	27,134,819
John Deere Capital Corp.
0.617%, 7/15/13(l)	22,550,000	22,598,537
0.699%, 4/25/14	10,000,000	10,007,225
Nissan Motor Acceptance Corp.
3.250%, 1/30/13§	900,000	907,525
PACCAR Financial Corp.
0.718%, 6/5/14(l)	5,000,000	5,003,824

		157,058,093

Diversified Financial Services (2.8%)
Bank of America Corp.
4.875%, 1/15/13	9,400,000	9,555,476
Crown Castle Towers LLC
3.214%, 8/15/15§	10,900,000	11,111,401
General Electric Capital Corp.
0.588%, 6/20/13(l)	1,778,000	1,773,375
0.588%, 12/20/13(l)	500,000	496,167
1.298%, 12/20/13(l)	5,000,000	5,013,781
5.000%, 1/8/16	50,000	55,044

Genworth Global Funding Trusts
5.750%, 5/15/13	$9,650,000	$9,779,546
Harley-Davidson Funding Corp.
5.250%, 12/15/12§(b)	3,000,000	3,046,803
JPMorgan Chase Capital XX
Series T 6.550%, 9/29/36	5,470,000	5,473,282
JPMorgan Chase Capital XXII
Series V 6.450%, 2/2/37	1,390,000	1,390,834
JPMorgan Chase Capital XXV
Series Y 6.800%, 10/1/37	6,800,000	6,804,760
SSIF Nevada LP
1.167%, 4/14/14(l)§	35,000,000	34,765,360
TIAA Global Markets, Inc.
4.950%, 7/15/13§	2,910,000	3,023,615

		92,289,444

Insurance (2.4%)
American International Group, Inc.
4.250%, 5/15/13	5,000,000	5,083,759
3.750%, 11/30/13§	10,000,000	10,082,718
3.650%, 1/15/14	4,000,000	4,075,354
MetLife Institutional Funding II
1.368%, 4/4/14(l)§	2,200,000	2,209,617
MetLife, Inc.
5.375%, 12/15/12	140,000	142,737
1.716%, 8/6/13(l)	3,713,000	3,746,280
Metropolitan Life Global Funding I
5.125%, 4/10/13§	10,300,000	10,614,612
5.200%, 9/18/13§	230,000	240,991
1.219%, 1/10/14(l)§	16,400,000	16,425,441
Monumental Global Funding III
0.636%, 1/25/13(l)§	5,000,000	4,973,200
0.667%, 1/15/14(l)§	2,500,000	2,456,172
Pacific Life Global Funding
5.150%, 4/15/13§	1,200,000	1,230,377
Pricoa Global Funding I
5.400%, 10/18/12§	5,300,000	5,362,737
Prudential Covered Trust
2.997%, 9/30/15§	13,000,000	13,205,842

		79,849,837

Real Estate Investment Trusts (REITs) (0.1%)
Boston Properties LP
6.250%, 1/15/13	667,000	684,179
ERP Operating LP
5.500%, 10/1/12	3,100,000	3,131,059

		3,815,238

Total Financials		417,277,789

Health Care (2.6%)
Biotechnology (1.6%)
Amgen, Inc.
1.875%, 11/15/14	15,900,000	16,182,254
4.850%, 11/18/14	2,300,000	2,484,195
2.300%, 6/15/16	3,300,000	3,377,953
2.500%, 11/15/16	7,425,000	7,680,413
5.850%, 6/1/17	3,000,000	3,543,519

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Genentech, Inc.
4.750%, 7/15/15	$1,540,000	$1,701,931
Gilead Sciences, Inc.
2.400%, 12/1/14	10,696,000	11,023,024
3.050%, 12/1/16	6,154,000	6,490,497

		52,483,786

Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.
5.450%, 6/15/14	19,135,000	20,493,549
4.500%, 1/15/15	6,800,000	7,225,115

		27,718,664

Pharmaceuticals (0.2%)
Eli Lilly and Co.
4.200%, 3/6/14	5,950,000	6,294,688

Total Health Care		86,497,138

Industrials (2.6%)
Aerospace & Defense (0.1%)
United Technologies Corp.
0.967%, 6/1/15(l)	1,980,000	2,000,663

Commercial Services & Supplies (0.2%)
Waste Management, Inc.
6.375%, 11/15/12	6,670,000	6,800,288

Industrial Conglomerates (0.9%)
Danaher Corp.
0.718%, 6/21/13(l)	29,300,000	29,360,299

Road & Rail (1.4%)
Burlington Northern Santa Fe LLC
4.300%, 7/1/13	2,500,000	2,584,855
4.875%, 1/15/15	3,000,000	3,265,252
CSX Corp.
5.500%, 8/1/13	10,000,000	10,500,691
6.250%, 4/1/15	6,925,000	7,877,973
Norfolk Southern Corp.
5.257%, 9/17/14	1,500,000	1,634,518
7.700%, 5/15/17	3,600,000	4,521,481
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%, 5/11/15§(b)	1,000,000	1,007,055
3.750%, 5/11/17§(b)	2,000,000	2,010,804
Union Pacific Corp.
5.450%, 1/31/13	14,099,000	14,470,251

		47,872,880

Total Industrials		86,034,130

Information Technology (2.2%)
Communications Equipment (1.0%)
Cisco Systems, Inc.
0.718%, 3/14/14(l)	32,050,000	32,191,895

Computers & Peripherals (0.2%)
Hewlett-Packard Co.
0.747%, 5/24/13(l)	5,000,000	4,980,025

Office Electronics (0.0%)
Xerox Corp.
1.868%, 9/13/13(l)	1,250,000	1,257,649

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom Corp.
1.500%, 11/1/13	3,000,000	3,035,460

Texas Instruments, Inc.
0.647%, 5/15/13(l)	$31,500,000	$31,583,538

		34,618,998

Total Information Technology		73,048,567

Materials (2.0%)
Chemicals (1.1%)
Dow Chemical Co.
6.000%, 10/1/12	14,000,000	14,167,738
7.600%, 5/15/14	12,652,000	14,094,585
5.900%, 2/15/15	1,000,000	1,112,557
2.500%, 2/15/16	1,000,000	1,028,660
Ecolab, Inc.
3.000%, 12/8/16	5,895,000	6,206,760
Rohm & Haas Co.
5.600%, 3/15/13	1,500,000	1,544,103

		38,154,403

Metals & Mining (0.5%)
ArcelorMittal USA LLC
6.500%, 4/15/14	15,321,000	16,252,405

Paper & Forest Products (0.4%)
Georgia-Pacific LLC
7.700%, 6/15/15	500,000	578,750
8.250%, 5/1/16§	11,200,000	12,264,000

		12,842,750

Total Materials		67,249,558

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Qwest Corp.
3.718%, 6/15/13(l)	3,200,000	3,192,819

Wireless Telecommunication Services (0.3%)
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	5,030,000	5,470,907
5.550%, 2/1/14	3,650,000	3,910,273

		9,381,180

Total Telecommunication Services		12,573,999

Utilities (4.2%)
Electric Utilities (2.7%)
AEP Texas North Co.
Series B 5.500%, 3/1/13	2,000,000	2,061,678
Consumers Energy Co.
5.500%, 8/15/16	3,000,000	3,456,149
Duke Energy Carolinas LLC
1.750%, 12/15/16	5,000,000	5,061,640
Duke Energy Corp.
5.650%, 6/15/13	23,135,000	24,162,277
6.300%, 2/1/14	2,130,000	2,304,213
KCP&L Greater Missouri Operations Co.
11.875%, 7/1/12	5,250,000	5,253,071
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	900,000	910,871

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Nevada Power Co.
Series L 5.875%, 1/15/15	$150,000	$166,677
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	17,680,000	18,086,537
Ohio Edison Co.
6.400%, 7/15/16	2,630,000	3,066,950
Ohio Power Co.
5.500%, 3/1/13	435,000	447,120
6.000%, 6/1/16	5,000,000	5,792,894
Pacific Gas & Electric Co.
0.917%, 11/20/12(l)	10,000,000	10,014,500
4.800%, 3/1/14	1,140,000	1,211,846
Public Service Co. of Colorado
4.875%, 3/1/13	2,000,000	2,053,584
Virginia Electric & Power Co.
Series A 4.750%, 3/1/13	3,550,000	3,644,587

		87,694,594

Gas Utilities (0.8%)
DCP Midstream Operating LP
3.250%, 10/1/15	3,300,000	3,361,087
Rockies Express Pipeline LLC
6.250%, 7/15/13§	22,400,000	23,100,000

		26,461,087

Independent Power Producers & Energy Traders (0.1%)
PSEG Power LLC
2.500%, 4/15/13	3,980,000	4,036,132

Multi-Utilities (0.6%)
Dominion Resources, Inc.
5.700%, 9/17/12	175,000	176,742
5.000%, 3/15/13	2,830,000	2,908,482
1.800%, 3/15/14	15,000,000	15,158,775
1.950%, 8/15/16	2,555,000	2,602,868

		20,846,867

Total Utilities		139,038,680

Total Corporate Bonds		1,338,965,398

Government Securities (49.6%)
Agency ABS (0.8%)
National Credit Union Administration Guaranteed Notes
Series 2010-A1 A 0.589%, 12/7/20(l)	3,707,384	3,709,381
Small Business Administration, Class 1
Series 2008-P10A 1 5.902%, 2/10/18	482,012	535,342
Small Business Administration Participation Certificates, Class 1
Series 2003-20I 1 5.130%, 9/1/23	19,189	21,273
Series 2004-20C 1 4.340%, 3/1/24	125,075	137,264
Series 2005-20B 1 4.625%, 2/1/25	143,911	158,838
Series 2008-20G 1 5.870%, 7/1/28	9,022,462	10,507,764

Series 2008-20H 1 6.020%, 8/1/28	$8,858,128	$10,352,640

		25,422,502

Agency CMO (6.2%)
Federal Home Loan Mortgage Corp.
0.472%, 2/15/19(l)	2,384,634	2,388,296
0.392%, 7/15/19(l)	1,169,895	1,170,301
5.000%, 2/15/20	146,202	148,134
5.000%, 8/15/20	83,417	85,811
0.392%, 10/15/20(l)	2,325,711	2,322,920
2.365%, 11/1/23(l)	5,162	5,369
0.542%, 8/15/25(l)	5,583,211	5,596,665
6.500%, 4/15/29	23,878	26,624
0.592%, 12/15/29(l)	3,291	3,283
0.592%, 12/15/30(l)	6,095	6,095
2.367%, 1/1/34(l)	36,643	38,612
0.642%, 7/15/34(l)	10,126,991	10,128,584
3.015%, 3/1/35(l)	203,758	216,331
4.958%, 10/1/35(l)	109,178	115,984
5.069%, 10/1/35(l)	175,272	188,633
4.737%, 11/1/35(l)	159,945	171,681
2.426%, 7/1/36(l)	1,400,054	1,481,307
2.260%, 9/1/36(l)	1,395,040	1,487,814
0.642%, 9/15/36(l)	192,727	193,398
2.459%, 10/1/36(l)	1,057,995	1,110,412
0.622%, 11/15/36(l)	149,665	150,149
0.722%, 11/15/36(l)	2,955,017	2,966,787
0.742%, 7/15/39(l)	1,500,084	1,508,145
0.742%, 2/15/41(l)	6,398,150	6,443,259
0.662%, 4/15/41(l)	5,105,029	5,125,914
0.692%, 9/15/41(l)	12,107,692	12,140,320
6.500%, 7/25/43	10,594	12,179
1.310%, 10/25/44(l)	984,436	986,047
1.350%, 2/25/45(l)	1,255,349	1,257,272
Federal National Mortgage Association
0.939%, 1/1/21(l)	4,884,284	4,884,912
2.493%, 11/1/34(l)	1,074,813	1,138,996
2.303%, 1/1/35(l)	33,732	35,662
0.545%, 5/25/35(l)	231,418	231,647
2.556%, 5/25/35(l)	413,614	427,905
2.359%, 7/1/35(l)	189,588	199,453
5.570%, 12/1/35(l)	271,687	289,947
5.693%, 1/1/36(l)	263,442	276,827
5.691%, 3/1/36(l)	520,633	566,096
5.786%, 3/1/36(l)	386,925	418,548
0.309%, 12/25/36(l)	61,639	59,753
0.785%, 7/25/37(l)	3,468,411	3,494,965
0.445%, 10/27/37(l)	6,700,000	6,585,940
0.925%, 12/25/37(l)	4,771,568	4,831,715
0.645%, 1/25/38(l)	10,651,878	10,663,462
0.825%, 6/25/41(l)	8,021,239	8,071,882
0.795%, 9/25/41(l)	19,213,845	19,340,108
0.595%, 5/25/42(l)	67,721	67,602
0.695%, 6/25/42(l)	10,807,513	10,816,982
1.353%, 3/1/44(l)	638,596	640,543
1.353%, 7/1/44(l)	9,833	9,863
1.353%, 10/1/44(l)	49,458	49,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Government National Mortgage Association,
0.939%, 2/20/62(l)	$15,001,262	$15,137,173
1.289%, 2/20/62(l)	7,997,993	8,218,434
0.789%, 4/20/62(l)	8,000,921	8,005,297
0.809%, 4/20/62(l)	6,956,700	6,967,970
National Credit Union Administration Guaranteed Notes
Series 2010-C1 A1 1.600%, 10/29/20	9,130,723	9,262,687
Series 2010-R3 1A 0.800%, 12/8/20(l)	8,884,973	8,917,250
Series 2010-R3 2A 0.800%, 12/8/20(l)	4,385,489	4,401,420
Series 2011-R4 1A 0.621%, 3/6/20(l)	13,113,190	13,117,288

		204,606,262

Municipal Bonds (1.4%)
Arkansas Student Loan Authority
1.391%, 11/25/43(l)	3,552,471	3,508,953
City of New York, New York
1.520%, 8/1/13	10,000,000	10,110,000
5.000%, 10/1/14	6,000,000	6,551,700
5.000%, 10/15/15	7,220,000	8,148,853
New Jersey Economic Development Authority
1.468%, 6/15/13(l)	7,000,000	7,006,720
South Carolina Student Loan Corp.
0.916%, 1/25/21(l)	8,868,140	8,872,998
Tobacco Settlement Finance Authority of West Virginia, Class A
7.467%, 6/1/47	1,300,000	977,275
University of California
1.988%, 5/15/50(l)	1,500,000	1,517,910

		46,694,409

U.S. Government Agencies (41.2%)
Federal Farm Credit Bank
0.370%, 3/27/14(l)	100,800,000	100,915,214
0.215%, 7/25/14(l)	53,100,000	53,077,751
0.770%, 1/9/15	5,009,000	5,021,788
Federal Home Loan Bank
0.350%, 7/11/13#	1,725,000	1,726,980
0.280%, 8/2/13	16,100,000	16,105,735
0.375%, 10/18/13	9,000,000	9,008,916
3.625%, 10/18/13	27,000,000	28,156,364
0.280%, 11/14/13	113,500,000	113,437,246
0.290%, 11/14/13	50,500,000	50,479,002
0.300%, 11/15/13	67,000,000	66,982,748
0.300%, 11/22/13	192,600,000	192,539,658
0.300%, 11/25/13	7,000,000	6,997,926
0.325%, 12/5/13	20,000,000	19,998,380
0.290%, 12/6/13	60,000,000	59,964,606
0.500%, 12/13/13	44,000,000	44,105,943
Federal Home Loan Mortgage Corp.
0.600%, 8/23/13	74,900,000	74,953,771
0.375%, 10/15/13	4,600,000	4,602,412
0.375%, 10/30/13	12,100,000	12,107,644
4.875%, 11/15/13	25,000,000	26,555,610
0.375%, 11/27/13	5,935,000	5,937,119
0.625%, 12/23/13	16,610,000	16,680,644
0.600%, 12/27/13#	74,366,000	74,529,791
0.500%, 2/21/14	55,510,000	55,605,866
2.200%, 11/9/18	5,000,000	5,031,737

Federal National Mortgage Association
4.125%, 4/15/14	$15,000,000	$15,993,909
0.750%, 1/30/15	15,000,000	15,082,794
1.070%, 9/21/15	13,535,000	13,555,096
2.000%, 9/21/15	10,000,000	10,460,168
1.375%, 3/28/16	44,000,000	44,116,824
2.050%, 12/27/16	1,000,000	1,015,341
1.250%, 1/30/17	67,000,000	68,114,451
0.600%, 4/17/17(e)	15,300,000	15,313,701
3.000%, 4/26/17	5,500,000	5,613,466
1.750%, 5/24/18	9,700,000	9,756,154
2.000%, 10/25/18	5,000,000	5,006,140
2.250%, 6/28/19	3,100,000	3,126,922
3.970%, 11/27/19	102,900,000	104,385,392
2.700%, 3/28/22	10,500,000	10,614,274
Small Business Administration, Class 1
Series 2004-P10A 1 4.504%, 2/1/14	17,473	17,977

		1,366,695,460

Total Government Securities		1,643,418,633

Total Long-Term Debt Securities (98.3%) (Cost $3,251,823,644)		3,257,928,904

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	679

Total Common Stocks (0.0%) (Cost $790)		679

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (2.5%)
Ford Motor Credit Co. LLC
1.24%, 7/2/12(b)(n)(p)	$33,600,000	33,597,312
1.14%, 8/14/12(b)(n)(p)	33,600,000	33,552,241
Newell Rubbermaid, Inc.
0.57%, 8/1/12(b)(n)(p)	10,000,000	9,994,900
0.78%, 10/3/12(n)(p)	5,000,000	4,989,700
Spectra Energy Capital LLC 0.32%, 7/10/12(b)(n)(p)	2,700,000	2,699,757

Total Commercial Paper		84,833,910

Government Securities (0.1%)
Federal National Mortgage Association
0.94%, 8/1/12(p)	2,000,000	1,998,344

Total Short-Term Investments (2.6%) (Cost $86,819,675)		86,832,254

Total Investments Before Securities Sold Short (100.9%) (Cost $3,338,644,109)		3,344,761,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B†	(13)	$(161)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(161)

Total Investments after Securities Sold Short (100.9%) (Cost $3,338,644,109)		3,344,761,676
Other Assets Less Liabilities (-0.9%)		(30,308,451)

Net Assets (100%)		$3,314,453,225

†	Securities (totaling $(161) or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $334,728,192 or 10.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $405,676.
(b)	Illiquid Security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2012. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2012.
(n)	Section 4(2) Commercial Paper Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to re-sell their holding.
(p)	Yield to maturity.

Glossary:

ABS	— Asset-Backed Security
CMO	— Collateralized Mortgage Obligation
IO	— Interest Only

Options Written:

Options written through the period ended June 30, 2012 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2012	686	$444,185
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(686)	(444,185)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - June 30, 2012	—	$—

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar	1,114	December-13	$276,939,221	$277,093,575	$(154,354)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$189,058,064	$—	$189,058,064
Non-Agency CMO	—	86,486,809	—	86,486,809
Common Stocks
Financials	679	—	—	679
Corporate Bonds
Consumer Discretionary	—	148,523,779	—	148,523,779
Consumer Staples	—	232,583,133	—	232,583,133
Energy	—	76,138,625	—	76,138,625
Financials	—	417,277,789	—	417,277,789
Health Care	—	86,497,138	—	86,497,138
Industrials	—	86,034,130	—	86,034,130
Information Technology	—	73,048,567	—	73,048,567
Materials	—	67,249,558	—	67,249,558
Telecommunication Services	—	12,573,999	—	12,573,999
Utilities	—	139,038,680	—	139,038,680
Government Securities
Agency ABS	—	25,422,502	—	25,422,502
Agency CMO	—	204,606,262	—	204,606,262
Municipal Bonds	—	46,694,409	—	46,694,409
U.S. Government Agencies	—	1,366,695,460	—	1,366,695,460
Short-Term Investments	—	86,832,254	—	86,832,254

Total Assets	$679	$3,344,761,158	$—	$3,344,761,837

Liabilities:
Common Stocks
Financials	$—	$—	$(161)	$(161)
Futures	(154,354)	—	—	(154,354)

Total Liabilities	$(154,354)	$—	$(161)	$(154,515)

Total	$(153,675)	$3,344,761,158	$(161)	$3,344,607,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks- Financials

Balance as of 12/31/11	$(204)
Total gains or losses (realized/unrealized) included in earnings	43
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/12	$(161)

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$43

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(154,354	)*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(154,354)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$309,190	$104,535	$—	$—	$413,725
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$309,190	$104,535	$—	$—	$413,725

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$(298,410)	$(154,354)	$—	$—	$(452,764)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$(298,410)	$(154,354)	$—	$—	$(452,764)

The Portfolio held futures contracts and written options contracts with an average notional balance of approximately $415,942,000, and $152,000 respectively, for the six months ended June 30, 2012.

^ This Portfolio held options and futures contracts in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,323,274,776
Long-term U.S. Treasury securities	19,903,125

$3,343,177,901

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,418,880,227
Long-term U.S. Treasury securities	19,930,469

$3,438,810,696

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,632,363
Aggregate gross unrealized depreciation	(10,546,385)

Net unrealized appreciation	$6,085,978

Federal income tax cost of investments	$3,338,675,859

The Portfolio has a net capital loss carryforward of $254,044,778 of which $4,925,119 expires in the year 2015, $131,902,909 expires in the year 2016, $115,032,572 expires in the year 2017 and $2,184,178 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $3,338,644,109)	$3,344,761,837
Cash	4,325,670
Cash held as collateral at broker	72,000
Foreign cash (Cost $1)	1
Dividends, interest and other receivables	15,460,088
Receivable for securities sold	1,364,399
Receivable from Separate Accounts for Trust shares sold	456,766
Other assets	35,512

Total assets	3,366,476,273

LIABILITIES
Payable for securities purchased	47,981,226
Payable to Separate Accounts for Trust shares redeemed	1,693,345
Investment management fees payable	1,258,990
Administrative fees payable	278,721
Distribution fees payable - Class IB	270,848
Due to broker for futures variation margin	27,848
Distribution fees payable - Class IA	10,021
Securities sold short (Proceeds received $—)	161
Other liabilities	127,656
Accrued expenses	374,232

Total liabilities	52,023,048

NET ASSETS	$3,314,453,225

Net assets were comprised of:
Paid in capital	$3,559,144,785
Accumulated undistributed net investment income (loss)	9,295,965
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(259,823,082)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	5,835,557

Net assets	$3,314,453,225

Class IA
Net asset value, offering and redemption price per share, $48,983,573 / 4,914,301 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.97

Class IB
Net asset value, offering and redemption price per share, $1,318,985,470 / 132,189,942 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

Class K
Net asset value, offering and redemption price per share, $1,946,484,182 / 195,038,885 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$20,643,313
Dividends	20,625

Total income	20,663,938

EXPENSES
Investment management fees	7,682,303
Administrative fees	1,705,419
Distribution fees - Class IB	1,634,165
Printing and mailing expenses	176,628
Professional fees	64,934
Distribution fees - Class IA	60,478
Trustees’ fees	47,588
Custodian fees	29,091
Miscellaneous	45,470

Total expenses	11,446,076

NET INVESTMENT INCOME (LOSS)	9,217,862

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(5,859,510)
Futures	104,535
Foreign currency transactions	(2,359)
Options written	309,190

Net realized gain (loss)	(5,448,144)

Change in unrealized appreciation (depreciation) on:
Securities	30,365,851
Futures	(154,354)
Foreign currency translations	3,148
Options written	(298,410)
Securities sold short	43

Net change in unrealized appreciation (depreciation)	29,916,278

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,468,134

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,685,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,217,862	$21,016,130
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(5,448,144)	8,560,356
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	29,916,278	(31,362,917)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,685,996	(1,786,431)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(713,500)
Class IB	—	(7,093,738)
Class K†	—	(14,733,179)

TOTAL DIVIDENDS	—	(22,540,417)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 787,573 and 75,442,045 shares, respectively ]	7,833,343	751,412,634
Capital shares issued in reinvestment of dividends [ 0 and 71,958 shares, respectively ]	—	713,500
Capital shares repurchased [ (834,461) and (225,493,327) shares, respectively ]	(8,298,655)	(2,247,512,619	)(z)

Total Class IA transactions	(465,312)	(1,495,386,485)

Class IB
Capital shares sold [ 12,302,103 and 31,492,862 shares, respectively ]	122,514,962	314,078,667
Capital shares issued in reinvestment of dividends [ 0 and 717,606 shares, respectively ]	—	7,093,738
Capital shares repurchased [ (17,330,228) and (48,183,428) shares, respectively ]	(172,428,798)	(480,264,491)

Total Class IB transactions	(49,913,836)	(159,092,086)

Class K†
Capital shares sold [ 11,421,656 and 208,774,321 shares, respectively ]	113,588,370	2,080,661,348	(z)
Capital shares issued in reinvestment of dividends [ 0 and 1,492,495 shares, respectively ]	—	14,733,179
Capital shares repurchased [ (13,933,387) and (12,716,200) shares, respectively ]	(138,717,994)	(126,624,044)

Total Class K transactions	(25,129,624)	1,968,770,483

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(75,508,772)	314,291,912

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,822,776)	289,965,064
NET ASSETS:
Beginning of period	3,356,276,001	3,066,310,937

End of period (a)	$3,314,453,225	$3,356,276,001

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,295,965	$78,103

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/PIMCO Ultra Short Bond Portfolio exchanged approximately 207,033,416 Class IA shares for approximately 207,033,416 Class K shares. This exchange amounted to approximately $2,063,337,134.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO(ii)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,				March 30, 2007* to December 31, 2007
Class IA		2011	2010	2009	2008
Net asset value, beginning of period	$9.88	$9.95	$9.90	$9.28	$10.53	$10.06

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.07 (e)	0.06 (e)	0.10 (e)	0.34 (e)	0.34 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.07	(0.06)	0.05	0.67	(0.71)	0.51

Total from investment operations	0.09	0.01	0.11	0.77	(0.37)	0.85

Less distributions:
Dividends from net investment income	—	(0.08)	(0.06)	(0.12)	(0.31)	(0.29)
Distributions from net realized gains	—	—	—	(0.03)	(0.57)	(0.09)

Total dividends and distributions	—	(0.08)	(0.06)	(0.15)	(0.88)	(0.38)

Net asset value, end of period	$9.97	$9.88	$9.95	$9.90	$9.28	$10.53

Total return (b)	0.91%	0.07%	1.10%	8.25%	(3.74)%	8.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,984	$48,992	$1,541,074	$1,156,322	$952,328	$705,347
Ratio of expenses to average net assets:
After waivers (a)	0.84%	0.58%	0.62%	0.65%	0.66%	0.65%
Before waivers (a)	0.84%	0.58%	0.62%	0.65%	0.68%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.41%	0.70%	0.58%	1.01%	3.20%	4.45%
Before waivers (a)	0.41%	0.70%	0.58%	1.01%	3.18%	4.40%
Portfolio turnover rate	102%	210%	206%	246%	1,056%	1,088%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO(ii)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.89	$9.96	$9.91	$9.28	$10.54	$9.76

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.04 (e)	0.03 (e)	0.07 (e)	0.31 (e)	0.43	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.07	(0.06)	0.05	0.68	(0.71)	0.70

Total from investment operations	0.09	(0.02)	0.08	0.75	(0.40)	1.13

Less distributions:
Dividends from net investment income	—	(0.05)	(0.03)	(0.09)	(0.29)	(0.26)
Distributions from net realized gains	—	—	—	(0.03)	(0.57)	(0.09)

Total dividends and distributions	—	(0.05)	(0.03)	(0.12)	(0.86)	(0.35)

Net asset value, end of period	$9.98	$9.89	$9.96	$9.91	$9.28	$10.54

Total return (b)	0.91%	(0.18)%	0.85%	8.09%	(4.07)%	11.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,318,985	$1,356,452	$1,525,237	$1,673,028	$1,120,616	$584,940
Ratio of expenses to average net assets:
After waivers (a)	0.84%	0.83%	0.87%	0.90%	0.91%	0.90%
Before waivers (a)	0.84%	0.83%	0.87%	0.90%	0.93%	0.94	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.41%	0.45%	0.33%	0.75%	2.91%	4.27%
Before waivers (a)	0.41%	0.45%	0.33%	0.75%	2.89%	4.21%
Portfolio turnover rate	102%	210%	206%	246%	1,056%	1,088%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO(ii)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.88	$9.96

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.07	(0.03)

Total from investment operations	0.10	(0.01)

Less distributions:
Dividends from net investment income	—	(0.07)

Net asset value, end of period	$9.98	$9.88

Total return (b)	1.01%	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,946,484	$1,950,832
Ratio of expenses to average net assets:
After waivers (a)	0.59%	0.58%
Before waivers (a)	0.59%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.66%	0.71%
Before waivers (a)	0.66%	0.71%
Portfolio turnover rate	102%	210%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(ii)	On September 11, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Short Duration Bond Portfolio and AXA Rosenberg Value Long/Short Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/PIMCO Ultra Short Bond Portfolio.

See Notes to Financial Statements.

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2012	% of Net Assets
Investment Companies	66.8%
Government Securities	15.6
Corporate Bonds	10.6
Asset-Backed and Mortgage-Backed Securities	6.5
Preferred Stocks	0.1
Equities & Warrants	0.0 #
Cash and Other	0.4

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,015.40	$2.70
Hypothetical (5% average return before expenses)	1,000.00	1,022.18	2.71
Class IB
Actual	1,000.00	1,015.50	2.70
Hypothetical (5% average return before expenses)	1,000.00	1,022.18	2.71

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.54% and 0.54%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.5%)
Asset-Backed Securities (3.6%)
American Express Credit Account Master Trust,
Series 2011-1 A 0.412%, 4/17/17(l)		$1,445,000	$1,446,667
AmeriCredit Automobile Receivables Trust,
Series 2011-3 A2 0.840%, 11/10/14		606,753	607,176
Series 2011-4 A2 0.920%, 3/9/15		410,854	411,411
Series 2011-5 A2 1.190%, 8/8/15		308,332	309,347
Series 2012-3 A3 0.960%, 1/9/17		805,000	804,906
Bank of America Auto Trust,
Series 2012-1 A4 1.030%, 12/15/16		570,000	569,681
BMW Vehicle Lease Trust,
Series 2011-1 A2 0.640%, 4/22/13		367,479	367,514
CarMax Auto Owner Trust,
Series 2012-1 A3 0.890%, 9/15/16		735,000	735,556
CIT Equipment Collateral,
Series 2012-VT1 A3 1.100%, 8/22/16§		391,785	391,878
CitiFinancial Mortgage Securities, Inc.,
Series 2003-1 AFPT 3.360%, 1/25/33(e)		99,297	90,472
CNH Equipment Trust,
Series 2010-C A3 1.170%, 5/15/15		436,317	437,601
Series 2012-A A3 0.940%, 5/15/17		557,355	559,129
Discover Card Master Trust,
Series 2009-A2 A 1.542%, 2/17/15(l)		327,000	327,432
Series 2010-A1 A1 0.892%, 9/15/15(l)		342,000	343,364
Series 2012-A1 A1 0.810%, 8/15/17		439,000	440,081
Series 2012-A3 A 0.860%, 11/15/17		406,000	406,471
Exeter Automobile Receivables Trust,
Series 2012-1A A 2.020%, 8/15/16§		497,629	498,753
FASTR,
Series 2011-R3 A2 1.960%, 7/15/15§	CAD	1,014,000	998,991
Ford Credit Auto Lease Trust,
Series 2011-A A2 0.740%, 9/15/13		$711,494	711,784
Series 2011-B A2 0.820%, 1/15/14		459,000	459,453
Ford Credit Auto Owner Trust,
Series 2011-B A2 0.680%, 1/15/14		464,382	464,525
Ford Credit Floorplan Master Owner Trust,
Series 2012-1 A 0.712%, 1/15/16(l)		1,402,000	1,406,226

GE Capital Credit Card Master Note Trust,
Series 2011-1 A 0.792%, 1/15/17(l)		$565,000	$568,112
Series 2011-2 A 0.722%, 5/15/19(l)		970,000	975,223
GE Dealer Floorplan Master Note Trust,
Series 2012-2 A 0.994%, 4/22/19(l)		1,095,000	1,095,000
GE Equipment Midticket LLC,
Series 2011-1 A3 1.000%, 8/24/15		302,234	302,909
Gracechurch Card Funding plc,
Series 2012-1A A1 0.942%, 2/15/17(l)§		725,000	725,380
Huntington Auto Trust,
Series 2011-1A A3 1.010%, 1/15/16§		474,000	476,692
Hyundai Auto Lease Securitization Trust,
Series 2011-A A2 0.690%, 11/15/13§		353,489	353,556
Hyundai Floorplan Master Owner Trust,
Series 2009-1A A 1.492%, 11/17/14(l)§		780,000	781,840
John Deere Owner Trust,
Series 2011-A A2 0.640%, 6/16/14		304,857	304,906
Mercedes-Benz Auto Lease Trust,
Series 2011-1A A2 0.790%, 4/15/13§		36,706	36,710
Series 2011-B A2 0.900%, 1/15/14§		885,764	886,749
Series 2012-A A2 0.660%, 4/15/14		894,000	894,079
Navistar Financial Corp. Owner Trust,
Series 2012-A A2 0.850%, 3/18/15§		815,000	814,976
Nissan Auto Lease Trust,
Series 2012-A A2A 0.680%, 7/15/14		650,000	650,227
Nissan Master Owner Trust Receivables,
Series 2012-A A 0.712%, 5/15/17(l)		1,449,000	1,452,719
Option One Mortgage Loan Trust,
Series 2006-3 M1 0.475%, 2/25/37(l)		666,855	5,572
Penarth Master Issuer plc,
Series 2010-2A A2 0.994%, 12/18/14(l)§		590,000	591,087
Series 2012-1A A1 0.813%, 3/18/14(l)§		806,000	806,552
Residential Asset Securities Corp.,
Series 2003-KS3 A2 0.845%, 5/25/33(l)		44,115	34,712
Santander Drive Auto Receivables Trust,
Series 2012-3 A3 1.080%, 4/15/16		755,000	755,163
Series 2012-4 A2 0.790%, 8/17/15		502,000	501,968
SmartTrust,
Series 2011-2USA A2A 1.220%, 11/14/13§		619,979	620,580

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Volkswagen Auto Loan Enhanced Trust,
Series 2011-1 A3 1.220%, 6/22/15	$1,375,000	$1,383,971
World Omni Automobile Lease Securitization Trust,
Series 2011-A A2 0.810%, 10/15/13	798,012	798,567

		28,605,668

Non-Agency CMO (2.9%)
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 A4 5.414%, 9/10/47	865,000	958,039
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 2.771%, 5/25/35(l)	261,692	228,513
CS First Boston Mortgage Securities Corp.,
Series 2004-C1 A4 4.750%, 1/15/37(l)	300,901	313,800
CW Capital Cobalt Ltd., Series 2007-C3 A4 6.007%, 5/15/46(l)	1,290,000	1,431,571
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1 A4 4.111%, 7/5/35	539,915	549,055
Series 2005-GG3 A4 4.799%, 8/10/42(l)	900,000	969,425
Series 2007-GG9 A2 5.381%, 3/10/39	1,160,135	1,188,087
Series 2007-GG9 A4 5.444%, 3/10/39	1,335,000	1,474,716
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4 5.553%, 4/10/38(l)	1,642,000	1,824,486
Series 2012-GCJ7 A4 3.377%, 5/10/45	1,360,000	1,389,413
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB11 A4 5.335%, 8/12/37(l)	642,000	706,501
Series 2006-CB14 A4 5.481%, 12/12/44(l)	349,000	386,662
Series 2007-LD11 A4 6.009%, 6/15/49(l)	1,280,000	1,387,884
Series 2010-C2 A1 2.749%, 11/15/43§	589,957	610,136
LB-UBS Commercial Mortgage Trust,
Series 2003-C3 A4 4.166%, 5/15/32	863,000	880,330
Series 2004-C2 A4 4.367%, 3/15/36	266,000	278,269
Series 2004-C4 A4 5.447%, 6/15/29(l)	275,000	293,769
Series 2007-C2 A3 5.430%, 2/15/40	1,295,000	1,442,053
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A8 A1C1 5.250%, 8/25/36(l)	128,857	128,678
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2 A4 6.093%, 6/12/46(l)	74,000	83,753
Series 2006-3 A2 5.291%, 7/12/46(l)	1,325,600	1,357,906

Series 2006-3 A4 5.414%, 7/12/46(l)	$1,921,000	$2,188,745
Morgan Stanley Capital I, Inc., Series 2006-IQ12 A4 5.332%, 12/15/43	558,000	636,221
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2 A4 3.525%, 5/10/63	746,219	757,968
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1 A1A 0.847%, 2/25/47(l)	535,360	310,050
WF-RBS Commercial Mortgage Trust,
Series 2011-C3 A2 3.240%, 3/15/44§	1,737,539	1,820,556

		23,596,586

Total Asset-Backed and Mortgage-Backed Securities		52,202,254

Corporate Bonds (10.6%)
Consumer Discretionary (1.4%)
Hotels, Restaurants & Leisure (0.1%)
Marriott International, Inc.
5.625%, 2/15/13	314,000	322,599
3.000%, 3/1/19	361,000	363,432
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22§	435,000	433,912

		1,119,943

Household Durables (0.0%)
Whirlpool Corp.
8.600%, 5/1/14	75,000	83,437

Media (1.2%)
CBS Corp.
8.875%, 5/15/19	281,000	372,610
5.750%, 4/15/20	193,000	223,623
3.375%, 3/1/22	604,000	597,443
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	267,000	389,262
Comcast Corp.
5.150%, 3/1/20	615,000	709,845
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	267,000	284,720
4.600%, 2/15/21	335,000	357,743
3.800%, 3/15/22	350,000	354,079
Globo Comunicacao e Participacoes S.A.
5.307%, 5/11/22(e)§	274,000	290,440
Interpublic Group of Cos., Inc.
4.000%, 3/15/22	70,000	70,729
News America, Inc.
9.250%, 2/1/13	332,000	347,905
6.550%, 3/15/33	173,000	196,005
6.150%, 2/15/41	370,000	438,505
Omnicom Group, Inc.
3.625%, 5/1/22	240,000	242,674
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	586,000	746,649
Time Warner Cable, Inc.
7.500%, 4/1/14	329,000	364,898
5.000%, 2/1/20	352,000	393,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Time Warner Entertainment Co. LP
8.375%, 3/15/23	$384,000	$513,472
Time Warner, Inc.
7.625%, 4/15/31	662,000	846,735
Turner Broadcasting System, Inc.
8.375%, 7/1/13	226,000	242,065
Viacom, Inc.
5.625%, 9/15/19	688,000	810,597
WPP Finance 2010
4.750%, 11/21/21	250,000	262,336
WPP Finance UK Corp.
8.000%, 9/15/14	312,000	351,903

		9,407,678

Multiline Retail (0.1%)
Dollar General Corp.
4.125%, 7/15/17	113,000	114,554
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	715,000	754,325

		868,879

Total Consumer Discretionary		11,479,937

Consumer Staples (0.2%)
Food & Staples Retailing (0.0%)
Delhaize Group S.A.
5.875%, 2/1/14	186,000	195,930

Food Products (0.2%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	296,000	305,944
5.100%, 7/15/15	217,000	232,170
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	524,000	546,496

		1,084,610

Total Consumer Staples		1,280,540

Energy (1.7%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
9.625%, 3/1/19	560,000	735,150
5.125%, 9/15/20	95,000	101,717

		836,867

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	593,000	670,934
6.450%, 9/15/36	206,000	239,100
Cimarex Energy Co.
5.875%, 5/1/22	207,000	213,727
Encana Corp.
3.900%, 11/15/21	860,000	848,476
Energy Transfer Partners LP
6.700%, 7/1/18	353,000	404,096
7.500%, 7/1/38	357,000	398,787
Enterprise Products Operating LLC
5.200%, 9/1/20	455,000	520,130
EQT Corp.
8.125%, 6/1/19	395,000	473,796
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16(m)	484,000	523,930

KazMunayGas National Co.
7.000%, 5/5/20§	$458,000	$517,540
Kinder Morgan Energy Partners LP
4.150%, 3/1/22	328,000	338,434
3.950%, 9/1/22	624,000	635,294
Korea National Oil Corp.
3.125%, 4/3/17§	710,000	724,015
Marathon Petroleum Corp.
3.500%, 3/1/16	89,000	93,351
5.125%, 3/1/21	472,000	528,841
Nabors Industries, Inc.
9.250%, 1/15/19	502,000	657,167
Noble Energy, Inc.
8.250%, 3/1/19	575,000	741,811
Noble Holding International Ltd.
4.900%, 8/1/20	56,000	60,671
Petrobras International Finance Co.
5.375%, 1/27/21	555,000	600,993
Petroleos Mexicanos
5.500%, 6/27/44§	258,000	261,225
Petronas Capital Ltd.
5.250%, 8/12/19§	785,000	902,044
Phillips 66
4.300%, 4/1/22§	725,000	767,694
Southwestern Energy Co.
4.100%, 3/15/22§	199,000	201,410
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)	519,000	531,975
Valero Energy Corp.
6.125%, 2/1/20	406,000	468,921
Williams Partners LP
5.250%, 3/15/20	325,000	367,516
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	146,000	174,806

		12,866,684

Total Energy		13,703,551

Financials (4.1%)
Capital Markets (0.7%)
Bear Stearns Cos. LLC
5.550%, 1/22/17	524,000	565,848
Goldman Sachs Group, Inc.
7.500%, 2/15/19	732,000	834,881
6.000%, 6/15/20	494,000	527,063
5.250%, 7/27/21	207,000	210,320
5.750%, 1/24/22	695,000	728,407
Macquarie Bank Ltd.
5.000%, 2/22/17§	146,000	148,534
Macquarie Group Ltd.
4.875%, 8/10/17§	616,000	619,931
Merrill Lynch & Co., Inc.
6.400%, 8/28/17	329,000	357,910
Morgan Stanley
6.625%, 4/1/18	345,000	362,564
5.500%, 7/24/20	498,000	485,996
5.500%, 7/28/21	714,000	697,878

		5,539,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

Commercial Banks (0.9%)
ABN Amro Bank N.V.
4.310%, 3/29/49(l)	EUR	161,000	$136,509
Barclays Bank plc
5.125%, 1/8/20		$520,000	562,956
Compass Bank
5.500%, 4/1/20		543,000	527,253
DnB Bank ASA
3.200%, 4/3/17§		710,000	715,680
Fifth Third Bancorp
3.500%, 3/15/22		279,000	281,059
HSBC Holdings plc
5.100%, 4/5/21		480,000	532,061
4.000%, 3/30/22		735,000	764,025
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	358,001
National Capital Trust II
5.486%, 12/29/49(l)§		181,000	168,330
Royal Bank of Scotland plc
6.125%, 1/11/21		555,000	608,524
Santander U.S. Debt S.A.U.
2.991%, 10/7/13§		737,000	717,338
Societe Generale S.A.
2.500%, 1/15/14§		355,000	351,783
SouthTrust Corp.
5.800%, 6/15/14		367,000	390,503
Standard Chartered plc
6.409%, 1/29/49(l)§		525,000	497,437
UFJ Finance Aruba AEC
6.750%, 7/15/13		232,000	243,012
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	141,344
Wachovia Corp.
5.500%, 5/1/13		258,000	268,028

			7,263,843

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.000%, 6/12/17		545,000	542,275
SLM Corp.
7.250%, 1/25/22		905,000	945,725

			1,488,000

Diversified Financial Services (1.3%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20		487,000	496,740
Bank of America Corp.
7.375%, 5/15/14		450,000	483,565
5.650%, 5/1/18		285,000	306,333
7.625%, 6/1/19		127,000	149,423
5.700%, 1/24/22		210,000	230,859
5.875%, 2/7/42		505,000	554,142
Citigroup, Inc.
5.500%, 4/11/13		553,000	568,148
6.500%, 8/19/13		150,000	156,962
8.500%, 5/22/19		652,000	810,527
4.500%, 1/14/22		490,000	505,728
General Electric Capital Corp.
4.650%, 10/17/21		290,000	322,004
Harley-Davidson Funding Corp.
5.750%, 12/15/14§		574,000	625,771

IPIC GMTN Ltd.
3.750%, 3/1/17§		$720,000	$748,800
JPMorgan Chase & Co.
6.300%, 4/23/19		622,000	723,303
4.400%, 7/22/20		314,000	333,203
7.900%, 4/29/49(l)		217,000	236,259
Series 1 4.500%, 1/24/22		680,000	734,672
LBG Capital No.1 plc
8.000%, 12/29/49(l)(m)		313,000	262,920
Nationwide Building Society
6.250%, 2/25/20§		812,000	871,493
ORIX Corp.
4.710%, 4/27/15		613,000	649,484
TECO Finance, Inc.
4.000%, 3/15/16		177,000	189,487
5.150%, 3/15/20		218,000	248,223

			10,208,046

Insurance (0.6%)
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16		198,000	227,984
American International Group, Inc.
6.400%, 12/15/20		440,000	496,549
Genworth Financial, Inc.
6.515%, 5/22/18		249,000	242,156
Guardian Life Insurance Co. of America
7.375%, 9/30/39§		294,000	374,827
Hartford Financial Services Group, Inc.
4.000%, 3/30/15		161,000	168,083
5.500%, 3/30/20		406,000	428,672
5.125%, 4/15/22		180,000	184,610
Lincoln National Corp.
8.750%, 7/1/19		178,000	224,280
Markel Corp.
7.125%, 9/30/19		391,000	452,999
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§		157,000	226,129
Metlife Capital Trust IV
7.875%, 12/15/37§		327,000	355,612
MetLife, Inc.
7.717%, 2/15/19		199,000	252,041
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		607,000	769,556
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26		316,000	365,614
XL Group plc
5.250%, 9/15/14		384,000	402,676

			5,171,788

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp.
5.050%, 9/1/20		613,000	646,885
ERP Operating LP
5.250%, 9/15/14		496,000	533,062
HCP, Inc.
6.000%, 1/30/17		504,000	564,645
5.375%, 2/1/21		235,000	260,777
Health Care REIT, Inc.
6.200%, 6/1/16		508,000	567,270
5.250%, 1/15/22		210,000	223,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Healthcare Realty Trust, Inc.
5.125%, 4/1/14	$259,000	$267,600
Host Hotels & Resorts, Inc.
5.250%, 3/15/22§	290,000	299,425

		3,363,272

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16	232,000	242,511

Total Financials		33,276,792

Health Care (0.2%)
Health Care Providers & Services (0.2%)
Coventry Health Care, Inc.
6.300%, 8/15/14	459,000	499,162
6.125%, 1/15/15	58,000	63,075
5.950%, 3/15/17	149,000	168,743
Humana, Inc.
6.450%, 6/1/16	66,000	74,906
7.200%, 6/15/18	479,000	578,777

Total Health Care		1,384,663

Industrials (0.7%)
Aerospace & Defense (0.1%)
BE Aerospace, Inc.
5.250%, 4/1/22	435,000	448,050
Embraer S.A.
5.150%, 6/15/22	183,000	185,516

		633,566

Airlines (0.1%)
Southwest Airlines Co.
5.250%, 10/1/14	467,000	502,897
5.750%, 12/15/16	204,000	233,025

		735,922

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	451,000	505,120

Commercial Services & Supplies (0.1%)
ADT Corp.
3.500%, 7/15/22§	155,000	154,669
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	271,690
Republic Services, Inc.
5.500%, 9/15/19	422,000	492,242

		918,601

Road & Rail (0.3%)
Asciano Finance Ltd.
3.125%, 9/23/15§	728,000	721,860
Canadian Pacific Railway Co.
6.500%, 5/15/18	70,000	82,796
Con-way, Inc.
6.700%, 5/1/34	432,000	436,107
CSX Corp.
4.750%, 5/30/42	695,000	713,422
Ryder System, Inc.
7.200%, 9/1/15	210,000	241,464
5.850%, 11/1/16	221,000	251,840

		2,447,489

Trading Companies & Distributors (0.1%)
Noble Group Ltd.
6.750%, 1/29/20§	$794,000	$766,210

Total Industrials		6,006,908

Information Technology (0.3%)
Communications Equipment (0.1%)
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	700,000	697,571

Computers & Peripherals (0.0%)
Hewlett-Packard Co.
4.650%, 12/9/21	325,000	342,785

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	17,000	19,010
6.750%, 2/1/17	321,000	375,858
2.950%, 3/15/17	165,000	166,310

		561,178

Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp.
4.800%, 10/1/41	400,000	449,131

Total Information Technology		2,050,665

Materials (0.6%)
Chemicals (0.3%)
Dow Chemical Co.
7.600%, 5/15/14	121,000	134,796
8.550%, 5/15/19	302,000	401,694
4.125%, 11/15/21	230,000	245,942
5.250%, 11/15/41	225,000	247,413
Eastman Chemical Co.
2.400%, 6/1/17	181,000	182,590
3.600%, 8/15/22	195,000	199,051
LyondellBasell Industries N.V.
5.750%, 4/15/24§	540,000	575,775
PPG Industries, Inc.
5.750%, 3/15/13	266,000	275,051

		2,262,312

Construction Materials (0.0%)
Holcim U.S. Finance S.a.r.l & Cie S.C.S.
6.000%, 12/30/19§	67,000	70,426

Containers & Packaging (0.1%)
Ball Corp.
5.000%, 3/15/22	435,000	453,487
Packaging Corp. of America
5.750%, 8/1/13	247,000	258,115

		711,602

Metals & Mining (0.1%)
Alcoa, Inc.
5.400%, 4/15/21	415,000	416,706
ArcelorMittal S.A.
6.125%, 6/1/18	500,000	503,990
Teck Resources Ltd.
4.750%, 1/15/22	303,000	324,210

		1,244,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Paper & Forest Products (0.1%)
International Paper Co.
7.950%, 6/15/18	$551,000	$694,131

Total Materials		4,983,377

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.350%, 9/1/40	495,000	567,309
British Telecommunications plc
2.000%, 6/22/15	282,000	283,523
5.950%, 1/15/18	139,000	162,297
Deutsche Telekom International Finance B.V.
4.875%, 3/6/42§	730,000	695,758
Pacific Bell Telephone Co.
6.625%, 10/15/34	605,000	638,322
Telecom Italia Capital S.A.
6.175%, 6/18/14	564,000	573,535
7.175%, 6/18/19	444,000	440,647
Telefonica Emisiones S.A.U.
5.462%, 2/16/21	275,000	237,526
Verizon Communications, Inc.
7.350%, 4/1/39	530,000	756,465
Virgin Media Secured Finance plc
5.250%, 1/15/21	300,000	330,797

		4,686,179

Wireless Telecommunication Services (0.1%)
U.S. Cellular Corp.
6.700%, 12/15/33	148,000	152,503
Vodafone Group plc
6.150%, 2/27/37	585,000	740,243

		892,746

Total Telecommunication Services		5,578,925

Utilities (0.7%)
Electric Utilities (0.3%)
Allegheny Energy Supply Co. LLC
5.750%, 10/15/19§	321,000	340,479
FirstEnergy Corp.
Series C 7.375%, 11/15/31	223,000	281,858
MidAmerican Energy Holdings Co.
6.125%, 4/1/36	595,000	742,195
Pacific Gas & Electric Co.
4.500%, 12/15/41	285,000	303,502
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	364,000	381,352
Union Electric Co.
6.700%, 2/1/19	77,000	96,446

		2,145,832

Gas Utilities (0.2%)
DCP Midstream LLC
5.350%, 3/15/20§	206,000	224,733
ONEOK, Inc.
4.250%, 2/1/22	710,000	744,606
Talent Yield Investments Ltd.
4.500%, 4/25/22§	710,000	723,561

		1,692,900

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	$325,000	$357,993
Perusahaan Listrik Negara PT
5.500%, 11/22/21§	411,000	425,878

		783,871

Multi-Utilities (0.1%)
CMS Energy Corp.
5.050%, 3/15/22	229,000	239,442
NiSource Finance Corp.
6.800%, 1/15/19	425,000	509,946

		749,388

Total Utilities		5,371,991

Total Corporate Bonds		85,117,349

Government Securities (15.6%)
Agency CMO (8.5%)
Federal Home Loan Mortgage Corp.
2.338%, 3/1/34(l)	199,854	210,710
5.500%, 1/1/35	389,369	425,203
5.500%, 7/1/35	266,454	292,142
5.143%, 11/1/35(l)	552,963	580,828
3.071%, 11/1/37(l)	158,623	165,659
5.500%, 4/1/38	1,083,794	1,176,763
3.811%, 5/1/38(l)	762,276	796,392
4.500%, 10/1/39	5,626,168	6,001,758
Federal National Mortgage Association
4.500%, 6/1/26	3,776,747	4,043,923
9.000%, 8/1/26	2,916	3,474
5.500%, 4/1/33	360,604	397,312
5.500%, 7/1/33	410,006	451,615
5.000%, 11/1/33	1,102,431	1,197,300
2.336%, 3/1/34(l)	409,840	431,631
5.500%, 4/1/34	205,498	225,711
5.500%, 5/1/34	133,441	146,900
5.500%, 11/1/34	621,216	683,483
5.500%, 2/1/35	4,286,555	4,718,894
6.000%, 4/1/35	452,476	503,557
4.500%, 8/1/35	776,353	832,669
4.500%, 9/1/35	738,761	793,158
5.000%, 2/1/36	751,965	814,325
5.000%, 7/1/36	323,869	351,031
2.418%, 2/1/37(l)	213,989	227,503
5.500%, 3/1/37	496,674	543,044
3.004%, 8/1/37(l)	258,214	276,934
6.000%, 8/1/37	4,675,452	5,133,135
6.000%, 10/1/37	2,179,834	2,393,219
5.500%, 5/1/38	548,124	596,556
6.000%, 5/1/38	794,550	872,826
5.500%, 6/1/38	2,431,485	2,646,330
6.000%, 10/1/38	457,530	502,317
5.000%, 12/1/39	535,716	585,333
6.000%, 2/1/40	483,028	529,558
6.000%, 4/1/40	369,371	405,240
4.000%, 1/1/41	1,230,734	1,309,001
3.500%, 12/1/41	3,986,968	4,192,390
4.000%, 12/1/41	9,208,693	9,811,575
3.000%, 7/25/27 TBA	2,820,000	2,954,390
4.500%, 7/25/27 TBA	1,780,000	1,908,355

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

3.500%, 7/25/42 TBA	$3,865,000	$4,061,874
4.500%, 7/25/42 TBA	4,110,000	4,408,938
Government National Mortgage Association
8.500%, 10/15/17	942	1,022
8.500%, 11/15/17	3,445	3,737
8.000%, 7/15/26	337	365

		68,608,080

Foreign Governments (0.2%)
Republic of Indonesia
5.250%, 1/17/42§	725,000	754,906
Russian Federation
7.500%, 3/31/30(e)(m)	437,920	524,957
State of Qatar
4.500%, 1/20/22§	500,000	553,125

		1,832,988

Supranational (0.3%)
Asian Development Bank
5.500%, 6/27/16	422,000	498,631
Inter-American Development Bank
5.125%, 9/13/16	473,000	556,751
International Bank for Reconstruction & Development
9.250%, 7/15/17	266,000	363,331
Nordic Investment Bank
5.000%, 2/1/17	473,000	559,984

		1,978,697

U.S. Government Agencies (2.1%)
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22	3,372,000	3,469,640
Federal National Mortgage Association
6.250%, 5/15/29	5,743,000	8,250,161
Residual Funding Corp.
0.000%, 7/15/20 STRIPS	6,305,000	5,492,751

		17,212,552

U.S. Treasuries (4.5%)
U.S. Treasury Bonds
4.500%, 2/15/36	2,383,000	3,201,031
4.625%, 2/15/40	5,308,300	7,345,042
3.000%, 5/15/42	1,400,000	1,466,062
U.S. Treasury Notes
3.000%, 7/15/12 TIPS	1,327,100	1,698,817
1.000%, 8/31/16	19,431,700	19,737,749
0.875%, 11/30/16	1,260,000	1,272,472
0.875%, 1/31/17	600,000	605,194
1.750%, 5/15/22	570,000	574,631

		35,900,998

Total Government Securities		125,533,315

Total Long-Term Debt Securities (32.7%) (Cost $248,979,009)		262,852,918

	Number of Shares	Value (Note 1)

PREFERRED STOCK:
Financials (0.1%)
Diversified Financial Services (0.1%)
Citigroup Capital XII
8.500%(l)	13,000	$325,780

Total Preferred Stocks (0.1%) (Cost $325,000)		325,780

COMMON STOCK:
Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp. (Cost $—)	29	617

INVESTMENT COMPANIES:
Investment Companies (66.8%)
EQ/AllianceBernstein Short-Term Bond Portfolio‡	3,327,881	31,337,305
EQ/Intermediate Government Bond Portfolio‡	48,422,956	505,623,809

Total Investment Companies (66.8%) (Cost $532,537,683)		536,961,114

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.1%)
U.S. Treasury Bills
0.05%, 8/9/12 (p) (Cost $9,074,136)	$9,075,000	9,074,522

Total Investments (100.7%) (Cost $790,915,828)		809,214,951
Other Assets Less Liabilities (-0.7%)		(5,645,654)

Net Assets (100%)		$803,569,297

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $29,351,624 or 3.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(e)	Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2012. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2012.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2012, the market value of these securities amounted to $1,311,807 or 0.2% of net assets.
(p)	Yield to maturity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Glossary:

CAD	— Canadian Dollar
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Security is subject to delayed delivery.
TIPS	— Treasury Inflation Protected Security

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Short-Term Bond Portfolio	$320,739,862	$270	$290,202,876	$31,337,305	$—	$1,438,008
EQ/Intermediate Government Bond Portfolio(a)	194,480,209	308,348,180	674,289	505,623,809	—	116

	$515,220,071	$308,348,450	$290,877,165	$536,961,114	$—	$1,438,124

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 8/10/12	Deutsche Bank AG	949	$925,643	$931,506	$(5,863)
European Union Euro vs. U.S. Dollar, expiring 8/3/12	Barclays Bank plc	122	153,892	153,851	41

					$(5,822)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$28,605,668	$—	$28,605,668
Non-Agency CMO	—	23,596,586	—	23,596,586
Common Stocks
Financials	617	—	—	617
Corporate Bonds
Consumer Discretionary	—	11,479,937	—	11,479,937
Consumer Staples	—	1,280,540	—	1,280,540
Energy	—	13,703,551	—	13,703,551
Financials	—	33,276,792	—	33,276,792
Health Care	—	1,384,663	—	1,384,663
Industrials	—	6,006,908	—	6,006,908
Information Technology	—	2,050,665	—	2,050,665
Materials	—	4,983,377	—	4,983,377
Telecommunication Services	—	5,578,925	—	5,578,925
Utilities	—	5,371,991	—	5,371,991
Forward Currency Contracts	—	41	—	41
Government Securities
Agency CMO	—	68,608,080	—	68,608,080
Foreign Governments	—	1,832,988	—	1,832,988
Supranational	—	1,978,697	—	1,978,697
U.S. Government Agencies	—	17,212,552	—	17,212,552
U.S. Treasuries	—	35,900,998	—	35,900,998
Investment Companies
Investment Companies	—	536,961,114	—	536,961,114
Preferred Stocks
Financials	325,780	—	—	325,780
Short-Term Investments	—	9,074,522	—	9,074,522

Total Assets	$326,397	$808,888,595	$—	$809,214,992

Liabilities:
Forward Currency Contracts	$—	$(5,863)	$—	$(5,863)

Total Liabilities	$—	$(5,863)	$—	$(5,863)

Total	$326,397	$808,882,732	$—	$809,209,129

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	41
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$41

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(5,863)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(5,863)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(434,278)	—	(434,278)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(434,278)	$—	$(434,278)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(13,936)	—	(13,936)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(13,936)	$—	$(13,936)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $5,935,000 during the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency contracts in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$479,475,078
Long-term U.S. Treasury securities	22,960,073

$502,435,151

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$448,249,802
Long-term U.S. Treasury securities	58,576,205

$506,826,007

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,568,507
Aggregate gross unrealized depreciation	(1,302,968)

Net unrealized appreciation	$18,265,539

Federal income tax cost of investments	$790,949,412

The Portfolio has a net capital loss carryforward of $168,438,025 of which $50,143,394 expires in the year 2016 and $118,294,631 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $532,537,683)	$536,961,114
Unaffiliated Issuers (Cost $258,378,145)	272,253,837
Cash	7,616,648
Foreign cash (Cost $1)	1
Receivable for securities sold	3,240,672
Dividends, interest and other receivables	1,893,857
Receivable from Separate Accounts for Trust shares sold	220,951
Unrealized appreciation on forward foreign currency contracts	41
Other assets	18,506

Total assets	822,205,627

LIABILITIES
Payable for forward commitments	13,301,608
Payable to Separate Accounts for Trust shares redeemed	2,766,949
Payable for securities purchased	2,106,872
Distribution fees payable - Class IB	128,713
Administrative fees payable	103,734
Investment management fees payable	73,871
Distribution fees payable - Class IA	35,296
Unrealized depreciation on forward foreign currency contracts	5,863
Trustees’ fees payable	1,327
Accrued expenses	112,097

Total liabilities	18,636,330

NET ASSETS	$803,569,297

Net assets were comprised of:
Paid in capital	$947,349,175
Accumulated undistributed net investment income (loss)	1,930,091
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(164,003,220)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	18,293,251

Net assets	$803,569,297

Class IA
Net asset value, offering and redemption price per share, $178,983,330 / 20,889,291 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.57

Class IB
Net asset value, offering and redemption price per share, $624,585,967 / 73,175,847 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest (net of $490 foreign withholding tax)	$3,995,513
Dividends	13,813

Total income	4,009,326

EXPENSES
Investment management fees	1,585,004
Distribution fees - Class IB	779,802
Administrative fees	626,793
Distribution fees - Class IA	210,822
Printing and mailing expenses	41,987
Professional fees	32,438
Custodian fees	17,405
Trustees’ fees	11,323
Miscellaneous	18,884

Gross expenses	3,324,458
Less: Waiver from investment advisor	(1,186,069)

Net expenses	2,138,389

NET INVESTMENT INCOME (LOSS)	1,870,937

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($1,438,124 of realized gain (loss) from affiliates)	4,952,534
Foreign currency transactions	(441,927)

Net realized gain (loss)	4,510,607

Change in unrealized appreciation (depreciation) on:
Securities ($4,269,758 of change in unrealized appreciation (depreciation) from affiliates)	5,525,344
Foreign currency translations	(11,767)

Net change in unrealized appreciation (depreciation)	5,513,577

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,024,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,895,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,870,937	$19,011,086
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	4,510,607	17,518,325
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	5,513,577	(26,205,636)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,895,121	10,323,775

DIVIDENDS:
Dividends from net investment income
Class IA	—	(4,622,723)
Class IB	—	(15,311,781)

TOTAL DIVIDENDS	—	(19,934,504)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,372,457 and 1,433,674 shares, respectively ]	20,276,649	12,300,768
Capital shares issued in reinvestment of dividends [ 0 and 548,533 shares, respectively ]	—	4,622,723
Capital shares repurchased [ (1,825,396) and (5,032,565) shares, respectively ]	(15,523,625)	(43,266,375)

Total Class IA transactions	4,753,024	(26,342,884)

Class IB
Capital shares sold [ 4,154,862 and 10,560,725 shares, respectively ]	35,175,193	90,434,597
Capital shares issued in reinvestment of dividends [ 0 and 1,823,754 shares, respectively ]	—	15,311,781
Capital shares repurchased [ (6,098,899) and (18,794,733) shares, respectively ]	(51,647,853)	(161,025,488)

Total Class IB transactions	(16,472,660)	(55,279,110)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,719,636)	(81,621,994)

TOTAL INCREASE (DECREASE) IN NET ASSETS	175,485	(91,232,723)
NET ASSETS:
Beginning of period	803,393,812	894,626,535

End of period (a)	$803,569,297	$803,393,812

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,930,091	$59,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO(jj)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class IA			2011		2010		2009	2008	2007
Net asset value, beginning of period	$8.44		$8.55		$9.02		$8.75	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)(x)	0.21	(e)(x)	0.29	(e)(x)	0.30 (e)	0.63	0.46 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.11		(0.09)		0.29		0.26	(1.26)	0.01

Total from investment operations	0.13		0.12		0.58		0.56	(0.63)	0.47

Dividends from net investment income	—		(0.23)		(1.05)		(0.29)	(0.56)	(0.53)

Net asset value, end of period	$8.57		$8.44		$8.55		$9.02	$8.75	$9.94

Total return (b)	1.54%		1.42%		6.49%		6.34%	(6.36)%	4.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$178,983		$171,714		$200,072		$2,755,163	$883,979	$1,556,385
Ratio of expenses to average net assets:
After waivers (a)	0.54	%(f)(j)	0.19	%(f)(k)	0.56	%(f)(m)	0.59%	0.65%	0.64%
Before waivers (a)	0.84	%(f)	0.59	%(f)	0.58	%(f)	0.59%	0.65%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.47	%(f)(x)	2.44	%(f)(x)	3.08	%(f)(x)	3.38%	4.80%	4.49%
Before waivers (a)	0.17	%(f)(x)	2.03	%(f)(x)	3.06	%(f)(x)	3.38%	4.80%	4.49%
Portfolio turnover rate	64%		63%		94%		173%	135%	165%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO(jj)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class IB			2011		2010		2009	2008	2007
Net asset value, beginning of period	$8.41		$8.52		$8.98		$8.71	$9.89	$9.95

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)(x)	0.19	(e)(x)	0.26	(e)(x)	0.28 (e)	0.48	0.43 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.11		(0.09)		0.30		0.25	(1.13)	0.01

Total from investment operations	0.13		0.10		0.56		0.53	(0.65)	0.44

Dividends from net investment income	—		(0.21)		(1.02)		(0.26)	(0.53)	(0.50)

Net asset value, end of period	$8.54		$8.41		$8.52		$8.98	$8.71	$9.89

Total return (b)	1.55%		1.16%		6.29%		6.09%	(6.57)%	4.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$624,586		$631,680		$694,555		$697,681	$410,584	$497,051
Ratio of expenses to average net assets:
After waivers (a)	0.54	%(f)(j)	0.44	%(f)(k)	0.70	%(f)(m)	0.84%	0.90%	0.89%
Before waivers (a)	0.84	%(f)	0.84	%(f)	0.82	%(f)	0.84%	0.90%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.47	%(f)(x)	2.18	%(f)(x)	2.77	%(f)(x)	3.09%	4.53%	4.24%
Before waivers (a)	0.17	%(f)(x)	1.77	%(f)(x)	2.64	%(f)(x)	3.09%	4.53%	4.24%
Portfolio turnover rate	64%		63%		94%		173%	135%	165%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% and 0.85% for Class IA and Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.60% and 0.85% for Class IA and Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.57% and 0.78% for Class IA and Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Caywood-Scholl High Yield Bond Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Quality Bond PLUS Portfolio.

See Notes to Financial Statements.

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	21.5%
Information Technology	16.8
Industrials	14.8
Consumer Discretionary	13.5
Health Care	13.2
Energy	5.8
Materials	4.5
Consumer Staples	3.6
Utilities	3.5
Telecommunication Services	0.8
Cash and Other	2.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,080.50	$3.25
Hypothetical (5% average return before expenses)	1,000.00	1,021.74	3.15
Class IB
Actual	1,000.00	1,080.50	3.24
Hypothetical (5% average return before expenses)	1,000.00	1,021.74	3.15
Class K
Actual	1,000.00	1,081.60	1.95
Hypothetical (5% average return before expenses)	1,000.00	1,022.99	1.90

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.63%, 0.63% and 0.38%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	62,775	$658,510
Amerigon, Inc.*	16,200	186,138
Cooper Tire & Rubber Co.	55,722	977,364
Dana Holding Corp.	118,365	1,516,256
Dorman Products, Inc.*	29,815	748,058
Drew Industries, Inc.*	18,670	519,959
Exide Technologies, Inc.*	60,600	203,616
Federal-Mogul Corp.*	14,411	158,521
Fuel Systems Solutions, Inc.*	12,100	201,949
Standard Motor Products, Inc.	14,300	201,344
Stoneridge, Inc.*	19,300	131,433
Superior Industries International, Inc.	16,146	264,310
Tenneco, Inc.*	45,497	1,220,230

		6,987,688

Automobiles (0.0%)
Winnebago Industries, Inc.*	18,846	192,041

Distributors (0.2%)
Core-Mark Holding Co., Inc.	8,000	385,120
Pool Corp.	34,578	1,399,026

		1,784,146

Diversified Consumer Services (1.4%)
American Public Education, Inc.*	16,907	541,024
Ascent Capital Group, Inc., Class A*	13,131	679,530
Bridgepoint Education, Inc.*	12,904	281,307
Capella Education Co.*	12,845	446,492
Career Education Corp.*	26,024	174,101
Coinstar, Inc.*	24,386	1,674,343
Corinthian Colleges, Inc.*	55,400	160,106
Education Management Corp.*	26,095	181,360
Grand Canyon Education, Inc.*	24,848	520,317
Hillenbrand, Inc.	46,000	845,480
K12, Inc.*	21,984	512,227
Lincoln Educational Services Corp.	13,200	85,800
Matthews International Corp., Class A	26,639	865,501
Regis Corp.	53,252	956,406
Sotheby’s, Inc.	53,202	1,774,819
Steiner Leisure Ltd.*	13,032	604,815
Stewart Enterprises, Inc., Class A	69,487	496,137
Strayer Education, Inc.	9,000	981,180

		11,780,945

Hotels, Restaurants & Leisure (3.2%)
AFC Enterprises, Inc.*	20,300	469,742
Ambassadors Group, Inc.	3,353	18,240
Ameristar Casinos, Inc.	23,700	421,149
Biglari Holdings, Inc.*	891	344,274
BJ’s Restaurants, Inc.*	17,234	654,892
Bob Evans Farms, Inc.	21,290	855,858
Boyd Gaming Corp.*	40,000	288,000
Bravo Brio Restaurant Group, Inc.*	11,900	212,177
Buffalo Wild Wings, Inc.*	13,300	1,152,312

Caesars Entertainment Corp.*	25,370	$289,218
CEC Entertainment, Inc.	18,498	672,772
Cheesecake Factory, Inc.*	38,621	1,234,327
Churchill Downs, Inc.	8,501	499,774
Cracker Barrel Old Country Store, Inc.	16,123	1,012,524
Denny’s Corp.*	76,200	338,328
DineEquity, Inc.*	11,281	503,584
Domino’s Pizza, Inc.	45,313	1,400,625
Einstein Noah Restaurant Group, Inc.	709	12,450
Gaylord Entertainment Co.*	27,776	1,071,043
Ignite Restaurant Group, Inc.*	8,182	148,176
International Speedway Corp., Class A	21,600	565,488
Interval Leisure Group, Inc.	36,800	699,568
Isle of Capri Casinos, Inc.*	19,700	121,549
Jack in the Box, Inc.*	31,539	879,307
Krispy Kreme Doughnuts, Inc.*	44,500	284,355
Life Time Fitness, Inc.*	30,600	1,423,206
Marcus Corp.	8,719	119,973
Marriott Vacations Worldwide Corp.*	12,290	380,744
Multimedia Games Holding Co., Inc.*	12,914	180,796
Orient-Express Hotels Ltd., Class A*	71,509	598,530
P.F. Chang’s China Bistro, Inc.	15,060	775,138
Papa John’s International, Inc.*	17,571	835,852
Peet’s Coffee & Tea, Inc.*	9,068	544,443
Pinnacle Entertainment, Inc.*	55,600	534,872
Red Robin Gourmet Burgers, Inc.*	12,100	369,171
Ruby Tuesday, Inc.*	49,828	339,329
Scientific Games Corp., Class A*	52,100	445,455
Shuffle Master, Inc.*	38,749	534,736
Six Flags Entertainment Corp.	30,395	1,646,801
Sonic Corp.*	51,138	512,403
Speedway Motorsports, Inc.	14,500	245,195
Texas Roadhouse, Inc.	39,618	730,160
Vail Resorts, Inc.	26,794	1,341,844
WMS Industries, Inc.*	25,908	516,865

		26,225,245

Household Durables (0.9%)
American Greetings Corp., Class A	30,057	439,433
Beazer Homes USA, Inc.*	51,600	167,700
Blyth, Inc.	12,270	424,051
Ethan Allen Interiors, Inc.	21,554	429,571
Furniture Brands International, Inc.*	13,727	17,021
Helen of Troy Ltd.*	28,998	982,742
Hovnanian Enterprises, Inc., Class A*	53,685	155,687
iRobot Corp.*	15,900	352,185
KB Home	56,500	553,700
La-Z-Boy, Inc.*	49,009	602,321
M.D.C. Holdings, Inc.	27,500	898,425
Meritage Homes Corp.*	19,839	673,336
Ryland Group, Inc.	40,456	1,034,864
Sealy Corp.*	63,330	117,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Standard Pacific Corp.*	76,900	$476,011

		7,324,208

Internet & Catalog Retail (0.3%)
Blue Nile, Inc.*	6,695	198,908
HSN, Inc.	28,868	1,164,824
Orbitz Worldwide, Inc.*	66,723	243,539
Overstock.com, Inc.*	12,900	89,139
Shutterfly, Inc.*	21,797	668,950

		2,365,360

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	8,600	314,416
Brunswick Corp.	67,358	1,496,695
Callaway Golf Co.	52,763	311,829
JAKKS Pacific, Inc.	21,998	352,188
LeapFrog Enterprises, Inc.*	29,100	298,566
Smith & Wesson Holding Corp.*	48,135	400,002
Sturm Ruger & Co., Inc.	14,400	578,160

		3,751,856

Media (1.2%)
Arbitron, Inc.	24,981	874,335
Belo Corp., Class A	76,323	491,520
Central European Media Enterprises Ltd., Class A*	26,900	136,652
Cinemark Holdings, Inc.	21,749	496,965
Crown Media Holdings, Inc., Class A*	93,711	163,994
Cumulus Media, Inc., Class A*	38,869	116,996
Digital Generation, Inc.*	20,260	250,616
EW Scripps Co., Class A*	15,958	153,356
Harte-Hanks, Inc.	32,500	297,050
Journal Communications, Inc., Class A*	1,360	7,018
Knology, Inc.*	21,404	421,017
LIN TV Corp., Class A*	5,129	15,490
Lions Gate Entertainment Corp.*	51,591	760,451
Live Nation Entertainment, Inc.*	116,413	1,068,671
McClatchy Co., Class A*	52,600	115,720
MDC Partners, Inc., Class A	18,400	208,656
Meredith Corp.	26,700	852,798
National CineMedia, Inc.	38,023	576,809
New York Times Co., Class A*	100,700	785,460
Scholastic Corp.	22,160	624,026
Sinclair Broadcast Group, Inc., Class A	36,300	328,878
Valassis Communications, Inc.*	32,134	698,914
Value Line, Inc.	2,481	29,499
World Wrestling Entertainment, Inc., Class A	18,708	146,296

		9,621,187

Multiline Retail (0.2%)
Fred’s, Inc., Class A	35,015	535,379
Saks, Inc.*	84,616	901,161

		1,436,540

Specialty Retail (3.5%)
Aeropostale, Inc.*	59,300	1,057,319
America’s Car-Mart, Inc.*	6,200	240,870
ANN, Inc.*	34,204	871,860

Asbury Automotive Group, Inc.*	20,842	$493,747
Ascena Retail Group, Inc.*	30,475	567,444
Barnes & Noble, Inc.*	28,900	475,694
bebe stores, Inc.	28,700	168,469
Big 5 Sporting Goods Corp.	11,938	90,251
Brown Shoe Co., Inc.	39,863	514,631
Buckle, Inc.	23,389	925,503
Cabela’s, Inc.*	35,935	1,358,702
Cato Corp., Class A	23,623	719,557
Children’s Place Retail Stores, Inc.*	21,690	1,080,813
Christopher & Banks Corp.	5,930	6,997
Coldwater Creek, Inc.*	14,541	7,939
Collective Brands, Inc.*	45,850	982,107
Conn’s, Inc.*	9,187	135,968
Cost Plus, Inc.*	9,156	201,432
Express, Inc.*	56,112	1,019,555
Finish Line, Inc., Class A	40,613	849,218
Francesca’s Holdings Corp.*	16,698	451,013
Genesco, Inc.*	16,957	1,019,964
GNC Holdings, Inc., Class A	5,758	225,714
Group 1 Automotive, Inc.	19,837	904,766
hhgregg, Inc.*	14,308	161,823
Hibbett Sports, Inc.*	19,355	1,116,977
Hot Topic, Inc.	32,400	313,956
Jos. A. Bank Clothiers, Inc.*	23,587	1,001,504
Kirkland’s, Inc.*	13,400	150,750
Lithia Motors, Inc., Class A	16,100	371,105
Lumber Liquidators Holdings, Inc.*	17,866	603,692
Mattress Firm Holding Corp.*	6,600	200,046
Men’s Wearhouse, Inc.	36,951	1,039,801
Monro Muffler Brake, Inc.	21,604	718,117
Office Depot, Inc.*	203,800	440,208
OfficeMax, Inc.*	70,987	359,194
Pacific Sunwear of California, Inc.*	8,374	15,324
Penske Automotive Group, Inc.	35,500	754,020
PEP Boys-Manny, Moe & Jack	39,777	393,792
Pier 1 Imports, Inc.	71,156	1,169,093
RadioShack Corp.	47,136	181,002
Rent-A-Center, Inc.	42,203	1,423,929
rue21, Inc.*	11,800	297,832
Select Comfort Corp.*	43,800	916,296
Shoe Carnival, Inc.	7,388	158,768
Sonic Automotive, Inc., Class A	22,725	310,651
Stage Stores, Inc.	21,774	398,900
Systemax, Inc.*	6,474	76,523
Talbots, Inc.*	56,300	141,876
Teavana Holdings, Inc.*	11,200	151,536
Tilly’s, Inc., Class A*	9,815	157,531
Vitamin Shoppe, Inc.*	20,087	1,103,379
Zumiez, Inc.*	16,900	669,240

		29,166,398

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.*	12,362	650,241
Cherokee, Inc.	8,679	120,899
Columbia Sportswear Co.	9,634	516,575
Crocs, Inc.*	63,734	1,029,304
Fifth & Pacific Cos., Inc.*	66,965	718,534
G-III Apparel Group Ltd.*	12,100	286,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Iconix Brand Group, Inc.*	53,631	$936,934
Jones Group, Inc.	67,394	644,287
Maidenform Brands, Inc.*	17,330	345,214
Movado Group, Inc.	12,300	307,746
Oxford Industries, Inc.	10,300	460,410
Quiksilver, Inc.*	88,300	205,739
Skechers U.S.A., Inc., Class A*	31,479	641,227
Steven Madden Ltd.*	27,427	870,807
True Religion Apparel, Inc.	23,610	684,218
Tumi Holdings, Inc.*	10,228	178,990
Vera Bradley, Inc.*	14,527	306,229
Warnaco Group, Inc.*	29,097	1,238,950
Wolverine World Wide, Inc.	37,240	1,444,167

		11,587,120

Total Consumer Discretionary		112,222,734

Consumer Staples (3.6%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	7,274	880,154
Central European Distribution Corp.*	53,400	152,724
Coca-Cola Bottling Co. Consolidated	3,800	244,264
National Beverage Corp.*	14,200	212,148

		1,489,290

Food & Staples Retailing (1.2%)
Andersons, Inc.	14,406	614,560
Casey’s General Stores, Inc.	29,813	1,758,669
Fresh Market, Inc.*	7,060	378,628
Harris Teeter Supermarkets, Inc.	36,902	1,512,613
Pantry, Inc.*	16,735	246,004
Pricesmart, Inc.	13,052	881,141
Rite Aid Corp.*	447,000	625,800
Roundy’s, Inc.	15,814	161,461
Spartan Stores, Inc.	17,070	309,479
SUPERVALU, Inc.	100,143	518,741
Susser Holdings Corp.*	6,900	256,473
United Natural Foods, Inc.*	36,788	2,018,190
Weis Markets, Inc.	8,051	358,430

		9,640,189

Food Products (1.5%)
Annie’s, Inc.*	4,163	174,263
B&G Foods, Inc.	39,300	1,045,380
Cal-Maine Foods, Inc.	11,692	457,157
Chiquita Brands International, Inc.*	41,200	206,000
Darling International, Inc.*	80,197	1,322,449
Diamond Foods, Inc.	18,037	321,780
Dole Food Co., Inc.*	27,300	239,694
Farmer Bros Co.*	9,617	76,551
Fresh Del Monte Produce, Inc.	26,804	629,090
Hain Celestial Group, Inc.*	26,280	1,446,451
J&J Snack Foods Corp.	11,703	691,647
Lancaster Colony Corp.	13,737	978,212
Lifeway Foods, Inc.	17,415	180,594
Pilgrim’s Pride Corp.*	39,000	278,850
Post Holdings, Inc.*	12,359	380,039
Sanderson Farms, Inc.	17,293	792,365
Smart Balance, Inc.*	43,200	405,648

Snyders-Lance, Inc.	34,640	$873,967
Tootsie Roll Industries, Inc.	21,894	522,391
TreeHouse Foods, Inc.*	28,333	1,764,863

		12,787,391

Household Products (0.2%)
Central Garden & Pet Co., Class A*	34,733	378,242
Harbinger Group, Inc.*	44,200	344,318
Spectrum Brands Holdings, Inc.*	14,600	475,522
WD-40 Co.	12,027	599,065

		1,797,147

Personal Products (0.3%)
Elizabeth Arden, Inc.*	19,800	768,438
Inter Parfums, Inc.	13,200	227,964
Prestige Brands Holdings, Inc.*	36,000	569,160
Revlon, Inc., Class A*	9,604	136,665
Schiff Nutrition International, Inc.*	5,878	105,510
Synutra International, Inc.*	14,900	80,460
USANA Health Sciences, Inc.*	7,000	287,840

		2,176,037

Tobacco (0.2%)
Star Scientific, Inc.*	92,366	421,189
Universal Corp.	16,753	776,166
Vector Group Ltd.	34,841	592,994

		1,790,349

Total Consumer Staples		29,680,403

Energy (5.8%)
Energy Equipment & Services (1.8%)
Basic Energy Services, Inc.*	17,700	182,664
Bristow Group, Inc.	27,080	1,101,344
C&J Energy Services, Inc.*	26,125	483,312
Cal Dive International, Inc.*	75,498	218,944
Dril-Quip, Inc.*	27,205	1,784,376
Exterran Holdings, Inc.*	46,900	597,975
Forum Energy Technologies, Inc.*	10,080	198,475
Global Geophysical Services, Inc.*	38,402	235,020
Gulf Island Fabrication, Inc.	10,396	293,271
Gulfmark Offshore, Inc., Class A*	19,255	655,440
Heckmann Corp.*	74,457	251,665
Helix Energy Solutions Group, Inc.*	83,800	1,375,158
Hercules Offshore, Inc.*	97,424	344,881
Hornbeck Offshore Services, Inc.*	21,834	846,723
ION Geophysical Corp.*	105,500	695,245
Key Energy Services, Inc.*	103,516	786,722
Lufkin Industries, Inc.	24,788	1,346,484
Matrix Service Co.*	20,600	233,810
Natural Gas Services Group, Inc.*	10,277	152,305
Newpark Resources, Inc.*	70,202	414,192
OYO Geospace Corp.*	4,025	362,210
Parker Drilling Co.*	102,029	460,151
PHI, Inc. (Non-Voting)*	4,687	130,345
Pioneer Drilling Co.*	43,400	345,898
RigNet, Inc.*	8,853	153,954
Tesco Corp.*	24,200	290,400
TETRA Technologies, Inc.*	70,061	499,535
Vantage Drilling Co.*	158,800	238,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Willbros Group, Inc.*	31,198	$201,539

		14,880,238

Oil, Gas & Consumable Fuels (4.0%)
Abraxas Petroleum Corp.*	60,600	193,314
Alon USA Energy, Inc.	24,400	206,424
Amyris, Inc.*	12,900	57,147
Apco Oil and Gas International, Inc.	7,755	139,978
Approach Resources, Inc.*	16,500	421,410
Arch Coal, Inc.	151,100	1,041,079
ATP Oil & Gas Corp.*	31,700	107,146
Berry Petroleum Co., Class A	40,021	1,587,233
Bill Barrett Corp.*	36,802	788,299
Bonanza Creek Energy, Inc.*	12,300	204,549
BPZ Resources, Inc.*	73,455	185,841
CAMAC Energy, Inc.*	28,917	18,218
Carrizo Oil & Gas, Inc.*	26,003	611,331
Cheniere Energy, Inc.*	37,459	552,146
Clayton Williams Energy, Inc.*	4,500	217,710
Clean Energy Fuels Corp.*	41,357	641,033
Cloud Peak Energy, Inc.*	44,777	757,179
Comstock Resources, Inc.*	35,000	574,700
Contango Oil & Gas Co.*	10,649	630,421
Crosstex Energy, Inc.	22,111	309,554
CVR Energy, Inc.*	11,700	310,986
Delek U.S. Holdings, Inc.	9,633	169,444
DHT Holdings, Inc.	19,628	12,256
Endeavour International Corp.*	22,700	190,680
Energy Partners Ltd.*	23,200	392,080
Energy XXI Bermuda Ltd.	52,602	1,645,917
Forest Oil Corp.*	54,493	399,434
Frontline Ltd.	37,800	172,368
FX Energy, Inc.*	33,100	196,945
GasLog Ltd.*	14,569	147,875
GeoResources, Inc.*	12,500	457,625
Gevo, Inc.*	17,800	88,466
GMX Resources, Inc.*	10,445	8,471
Golar LNG Ltd.	10,237	385,935
Goodrich Petroleum Corp.*	18,600	257,796
Green Plains Renewable Energy, Inc.*	17,600	109,824
Gulfport Energy Corp.*	37,408	771,727
Halcon Resources Corp.*	34,296	323,754
Harvest Natural Resources, Inc.*	1,000	8,550
Houston American Energy Corp.*	6,595	7,386
Hyperdynamics Corp.*	44,853	37,591
Isramco, Inc.*	371	40,810
James River Coal Co.*	7,998	21,675
KiOR, Inc., Class A*	33,519	299,995
Knightsbridge Tankers Ltd.	16,250	132,275
Kodiak Oil & Gas Corp.*	188,100	1,544,301
Magnum Hunter Resources Corp.*	94,763	396,109
Matador Resources Co.*	12,836	137,859
McMoRan Exploration Co.*	70,819	897,277
Midstates Petroleum Co., Inc.*	13,120	127,395
Nordic American Tankers Ltd.	37,501	508,889
Northern Oil and Gas, Inc.*	45,861	731,024
Oasis Petroleum, Inc.*	52,690	1,274,044
Overseas Shipholding Group, Inc.	20,500	227,755
Patriot Coal Corp.*	66,973	81,707

PDC Energy, Inc.*	21,161	$518,868
Penn Virginia Corp.	39,395	289,159
PetroQuest Energy, Inc.*	33,854	169,270
Quicksilver Resources, Inc.*	57,109	309,531
Rentech, Inc.*	158,100	325,686
Resolute Energy Corp.*	30,500	291,885
Rex Energy Corp.*	24,000	269,040
Rosetta Resources, Inc.*	39,624	1,451,823
Sanchez Energy Corp.*	11,600	241,280
Scorpio Tankers, Inc.*	23,995	153,328
SemGroup Corp., Class A*	30,500	973,865
Ship Finance International Ltd.	36,005	562,758
Solazyme, Inc.*	15,600	216,840
Stone Energy Corp.*	32,982	835,764
Swift Energy Co.*	34,769	647,051
Targa Resources Corp.	18,036	770,137
Teekay Tankers Ltd., Class A	56,861	259,286
Uranium Energy Corp.*	16,789	38,447
USEC, Inc.*	33,388	33,054
VAALCO Energy, Inc.*	38,800	334,844
Venoco, Inc.*	18,600	186,186
W&T Offshore, Inc.	31,644	484,153
Warren Resources, Inc.*	54,200	130,080
Western Refining, Inc.	38,841	864,989
World Fuel Services Corp.	18,548	705,380
ZaZa Energy Corp.*	30,338	137,128

		32,960,769

Total Energy		47,841,007

Financials (21.5%)
Capital Markets (2.0%)
Apollo Investment Corp.	144,691	1,111,227
Artio Global Investors, Inc.	23,000	80,500
BGC Partners, Inc., Class A	62,369	366,106
BlackRock Kelso Capital Corp.	45,469	443,777
Calamos Asset Management, Inc., Class A	15,571	178,288
Capital Southwest Corp.	2,190	225,220
Cohen & Steers, Inc.	14,609	504,157
Cowen Group, Inc., Class A*	48,398	128,739
Diamond Hill Investment Group, Inc.	1,713	134,111
Duff & Phelps Corp., Class A	21,795	316,027
Edelman Financial Group, Inc.	16,900	147,030
Epoch Holding Corp.	10,500	239,190
Evercore Partners, Inc., Class A	18,795	439,615
Fifth Street Finance Corp.	52,609	525,038
Financial Engines, Inc.*	28,100	602,745
GAMCO Investors, Inc., Class A	4,900	217,511
GFI Group, Inc.	51,200	182,272
Gladstone Capital Corp.	18,501	145,973
Gladstone Investment Corp.	18,204	134,528
Golub Capital BDC, Inc.	10,753	162,263
Greenhill & Co., Inc.	13,369	476,605
Harris & Harris Group, Inc.*	25,500	96,900
Hercules Technology Growth Capital, Inc.	29,107	330,073
HFF, Inc., Class A*	21,300	296,922
ICG Group, Inc.*	26,300	243,275
INTL FCStone, Inc.*	9,600	185,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Investment Technology Group, Inc.*	34,900	$321,080
JMP Group, Inc.	12,100	74,778
KBW, Inc.	28,733	472,658
Knight Capital Group, Inc., Class A*	76,705	915,858
Ladenburg Thalmann Financial Services, Inc.*	49,318	75,950
Main Street Capital Corp.	14,600	353,320
MCG Capital Corp.	53,936	248,106
Medallion Financial Corp.	12,930	137,317
MVC Capital, Inc.	18,500	239,575
NGP Capital Resources Co.	17,841	126,314
Oppenheimer Holdings, Inc., Class A	7,800	122,616
PennantPark Investment Corp.	33,258	344,220
Piper Jaffray Cos., Inc.*	11,300	264,759
Prospect Capital Corp.	78,945	899,183
Pzena Investment Management, Inc., Class A	9,019	39,954
Safeguard Scientifics, Inc.*	14,800	229,104
Solar Capital Ltd.	26,800	596,568
Stifel Financial Corp.*	40,629	1,255,436
SWS Group, Inc.*	20,283	108,108
TCP Capital Corp.	7,985	115,463
THL Credit, Inc.	9,375	126,281
TICC Capital Corp.	24,300	235,710
Triangle Capital Corp.	16,100	366,758
Virtus Investment Partners, Inc.*	3,578	289,818
Walter Investment Management Corp.	19,702	461,815
Westwood Holdings Group, Inc.	4,297	160,106
WisdomTree Investments, Inc.*	26,683	175,307

		16,670,014

Commercial Banks (6.5%)
1st Source Corp.	10,620	240,012
Alliance Financial Corp./New York	3,400	116,756
Ameris Bancorp*	11,554	145,580
Ames National Corp.	7,850	180,471
Arrow Financial Corp.	7,950	192,151
BancFirst Corp.	2,951	123,676
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	528,914
Bancorp, Inc./Delaware*	16,500	155,925
BancorpSouth, Inc.	61,300	890,076
Bank of Marin Bancorp/California	4,300	159,143
Bank of the Ozarks, Inc.	22,338	671,927
Banner Corp.	12,000	262,920
BBCN Bancorp, Inc.*	48,269	525,649
Boston Private Financial Holdings, Inc.	61,370	548,034
Bridge Bancorp, Inc.	7,581	178,836
Bryn Mawr Bank Corp.	7,680	161,818
Camden National Corp.	5,600	205,072
Capital City Bank Group, Inc.	9,800	72,226
Cardinal Financial Corp.	11,899	146,120
Cascade Bancorp*	28,100	166,633
Cathay General Bancorp	64,847	1,070,624

Centerstate Banks, Inc.	15,293	$109,345
Central Pacific Financial Corp.*	10,431	147,286
Chemical Financial Corp.	17,541	377,132
Citizens & Northern Corp.	9,802	186,728
Citizens Republic Bancorp, Inc.*	18,509	317,059
City Holding Co.	14,550	490,190
CNB Financial Corp./Pennsylvania	7,100	115,801
CoBiz Financial, Inc.	24,221	151,623
Columbia Banking System, Inc.	31,455	591,983
Community Bank System, Inc.	25,878	701,811
Community Trust Bancorp, Inc.	13,296	445,283
CVB Financial Corp.	69,987	815,349
Eagle Bancorp, Inc.*	12,500	196,875
Enterprise Financial Services Corp.	11,395	124,889
F.N.B. Corp./Pennsylvania	94,051	1,022,334
Financial Institutions, Inc.	10,000	168,800
First Bancorp, Inc./Maine	7,219	122,723
First Bancorp/North Carolina	12,510	111,214
First BanCorp/Puerto Rico*	40,196	159,176
First Busey Corp.	56,006	270,509
First Commonwealth Financial Corp.	76,813	516,951
First Community Bancshares, Inc./Virginia	12,200	176,046
First Financial Bancorp	47,316	756,110
First Financial Bankshares, Inc.	25,812	892,063
First Financial Corp./Indiana	8,200	237,800
First Interstate Bancsystem, Inc.	9,327	132,816
First Merchants Corp.	11,987	149,358
First Midwest Bancorp, Inc./Illinois	61,668	677,115
First of Long Island Corp.	4,500	130,365
FirstMerit Corp.	87,569	1,446,640
FNB United Corp.*	4,436	57,624
German American Bancorp, Inc.	9,100	186,550
Glacier Bancorp, Inc.	59,314	918,774
Great Southern Bancorp, Inc.	8,530	235,257
Hampton Roads Bankshares, Inc.*	12,815	13,968
Hancock Holding Co.	54,886	1,670,730
Hanmi Financial Corp.*	13,989	146,605
Heartland Financial USA, Inc.	10,900	261,600
Heritage Financial Corp./Washington	7,600	111,340
Home BancShares, Inc./Arkansas	17,750	542,795
Hudson Valley Holding Corp.	5,879	106,410
IBERIABANK Corp.	22,185	1,119,233
Independent Bank Corp./Massachusetts	19,586	572,107
International Bancshares Corp.	46,090	899,677
Investors Bancorp, Inc.*	38,148	575,653
Lakeland Bancorp, Inc.	14,021	147,501
Lakeland Financial Corp.	12,400	332,692
MainSource Financial Group, Inc.	16,581	196,153
MB Financial, Inc.	41,451	892,855
Merchants Bancshares, Inc.	3,900	107,445
Metro Bancorp, Inc.*	11,823	142,231
National Penn Bancshares, Inc.	107,391	1,027,732
NBT Bancorp, Inc.	29,778	642,907

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Old National Bancorp/Indiana	75,539	$907,223
OmniAmerican Bancorp, Inc.*	9,800	210,014
Oriental Financial Group, Inc.	39,100	433,228
Orrstown Financial Services, Inc.	2,586	20,766
Pacific Capital Bancorp*	2,898	132,526
Pacific Continental Corp.	15,630	138,638
PacWest Bancorp	25,416	601,597
Park National Corp.	10,148	707,823
Penns Woods Bancorp, Inc.	3,200	127,392
Peoples Bancorp, Inc./Ohio	10,220	224,636
Pinnacle Financial Partners, Inc.*	25,800	503,358
PrivateBancorp, Inc.	44,370	654,901
Prosperity Bancshares, Inc.	38,084	1,600,671
Renasant Corp.	16,481	258,917
Republic Bancorp, Inc./Kentucky, Class A	7,700	171,325
S&T Bancorp, Inc.	20,325	375,403
Sandy Spring Bancorp, Inc.	19,851	357,318
SCBT Financial Corp.	10,334	364,274
Sierra Bancorp	10,066	99,653
Signature Bank/New York*	11,470	699,326
Simmons First National Corp., Class A	13,801	320,873
Southside Bancshares, Inc.	12,569	282,551
Southwest Bancorp, Inc./Oklahoma*	15,157	142,627
State Bank Financial Corp.*	23,200	351,712
StellarOne Corp.	16,896	210,862
Sterling Bancorp/New York	21,698	216,546
Sterling Financial Corp./Washington*	19,700	372,133
Suffolk Bancorp*	7,962	103,267
Susquehanna Bancshares, Inc.	149,437	1,539,201
SVB Financial Group*	10,401	610,747
SY Bancorp, Inc.	8,800	210,760
Taylor Capital Group, Inc.*	10,234	167,735
Texas Capital Bancshares, Inc.*	26,123	1,055,108
Tompkins Financial Corp.	3,843	144,804
TowneBank/Virginia	10,881	152,334
Trico Bancshares	10,216	157,326
Trustmark Corp.	53,380	1,306,742
UMB Financial Corp.	26,518	1,358,517
Umpqua Holdings Corp.	91,804	1,208,141
Union First Market Bankshares Corp.	9,419	136,105
United Bankshares, Inc./West Virginia	34,217	885,536
United Community Banks, Inc./Georgia*	23,900	204,823
Univest Corp. of Pennsylvania	8,234	136,108
Washington Banking Co.	12,600	175,140
Washington Trust Bancorp, Inc.	5,574	135,894
Webster Financial Corp.	56,165	1,216,534
WesBanco, Inc.	18,898	401,771
West Coast Bancorp/Oregon*	13,600	267,240
Westamerica Bancorp	24,074	1,136,052
Western Alliance Bancorp*	38,960	364,666
Wilshire Bancorp, Inc.*	28,794	157,791
Wintrust Financial Corp.	24,912	884,376

		53,994,787

Consumer Finance (0.6%)
Cash America International, Inc.	24,338	$1,071,846
Credit Acceptance Corp.*	4,200	354,606
DFC Global Corp.*	32,108	591,750
EZCORP, Inc., Class A*	37,296	874,964
First Cash Financial Services, Inc.*	20,968	842,285
First Marblehead Corp.*	50,900	59,553
Green Dot Corp., Class A*	10,908	241,285
Nelnet, Inc., Class A	16,369	376,487
Netspend Holdings, Inc.*	27,000	248,130
World Acceptance Corp.*	10,981	722,550

		5,383,456

Diversified Financial Services (0.3%)
Compass Diversified Holdings	3,820	53,327
FX Alliance, Inc.*	7,670	120,496
MarketAxess Holdings, Inc.	24,365	649,083
NewStar Financial, Inc.*	22,228	288,075
PHH Corp.*	44,915	785,114
PICO Holdings, Inc.*	17,775	398,338

		2,294,433

Insurance (2.6%)
Alterra Capital Holdings Ltd.	63,114	1,473,712
American Equity Investment Life Holding Co.	49,493	544,918
American Safety Insurance Holdings Ltd.*	9,506	178,237
AMERISAFE, Inc.*	14,200	368,490
Amtrust Financial Services, Inc.	17,700	525,867
Argo Group International Holdings Ltd.	19,939	583,615
Baldwin & Lyons, Inc., Class B	6,923	160,890
Citizens, Inc./Texas*	25,949	253,003
CNO Financial Group, Inc.	169,101	1,318,988
Donegal Group, Inc., Class A	10,144	134,712
eHealth, Inc.*	10,591	170,621
EMC Insurance Group, Inc.	4,080	82,416
Employers Holdings, Inc.	28,001	505,138
Enstar Group Ltd.*	5,188	513,301
FBL Financial Group, Inc., Class A	9,800	274,498
First American Financial Corp.	83,300	1,412,768
Flagstone Reinsurance Holdings S.A.	35,395	283,514
Global Indemnity plc*	6,835	138,409
Greenlight Capital Reinsurance Ltd., Class A*	23,193	589,566
Hilltop Holdings, Inc.*	28,700	295,897
Horace Mann Educators Corp.	32,637	570,495
Infinity Property & Casualty Corp.	11,552	666,204
Kansas City Life Insurance Co.	4,906	172,642
Maiden Holdings Ltd.	43,061	373,769
Meadowbrook Insurance Group, Inc.	47,777	419,960
Montpelier Reinsurance Holdings Ltd.	45,193	962,159
National Financial Partners Corp.*	34,969	468,585
National Interstate Corp.	4,905	130,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

National Western Life Insurance Co., Class A	1,700	$241,264
Navigators Group, Inc.*	8,503	425,575
OneBeacon Insurance Group Ltd., Class A	16,300	212,226
Phoenix Cos., Inc.*	84,600	156,510
Platinum Underwriters Holdings Ltd.	28,127	1,071,639
Presidential Life Corp.	14,858	146,054
Primerica, Inc.	30,636	818,900
ProAssurance Corp.	8,234	733,567
RLI Corp.	14,460	986,172
Safety Insurance Group, Inc.	10,875	441,960
SeaBright Holdings, Inc.	18,420	163,754
Selective Insurance Group, Inc.	43,532	757,892
State Auto Financial Corp.	11,834	166,268
Stewart Information Services Corp.	12,627	193,824
Symetra Financial Corp.	49,600	625,952
Tower Group, Inc.	28,421	593,146
United Fire Group, Inc.	20,164	430,098

		21,737,599

Real Estate Investment Trusts (REITs) (8.0%)
Acadia Realty Trust (REIT)	32,673	757,360
AG Mortgage Investment Trust, Inc. (REIT)	7,273	156,297
Agree Realty Corp. (REIT)	5,912	130,833
Alexander’s, Inc. (REIT)	1,775	765,220
American Assets Trust, Inc. (REIT)	24,218	587,286
American Campus Communities, Inc. (REIT)	17,958	807,751
American Capital Mortgage Investment Corp. (REIT)	21,587	515,498
American Realty Capital Trust, Inc. (REIT)	75,732	826,993
Anworth Mortgage Asset Corp. (REIT)	93,511	659,252
Apollo Commercial Real Estate Finance, Inc. (REIT)	14,900	239,443
Apollo Residential Mortgage, Inc. (REIT)	16,600	320,048
ARMOUR Residential REIT, Inc. (REIT)	125,700	893,727
Ashford Hospitality Trust, Inc. (REIT)	43,700	368,391
Associated Estates Realty Corp. (REIT)	30,124	450,354
BioMed Realty Trust, Inc. (REIT)	39,639	740,456
Campus Crest Communities, Inc. (REIT)	15,099	156,879
CapLease, Inc. (REIT)	40,725	169,009
Capstead Mortgage Corp. (REIT)	63,337	881,018
CBL & Associates Properties, Inc. (REIT)	38,980	761,669
Cedar Realty Trust, Inc. (REIT)	33,046	166,882
Chesapeake Lodging Trust (REIT)	18,800	323,736
Colonial Properties Trust (REIT)	60,733	1,344,629
Colony Financial, Inc. (REIT)	24,446	422,916
Coresite Realty Corp. (REIT)	14,400	371,808

Cousins Properties, Inc. (REIT)	69,831	$541,190
CreXus Investment Corp. (REIT)	38,276	389,267
CubeSmart (REIT)	87,968	1,026,587
CYS Investments, Inc. (REIT)	77,205	1,063,113
DCT Industrial Trust, Inc. (REIT)	168,600	1,062,180
DiamondRock Hospitality Co. (REIT)	123,698	1,261,720
DuPont Fabros Technology, Inc. (REIT)	43,200	1,233,792
Dynex Capital, Inc. (REIT)	28,800	298,944
EastGroup Properties, Inc. (REIT)	21,827	1,163,379
Education Realty Trust, Inc. (REIT)	65,994	731,213
Entertainment Properties Trust (REIT)	35,114	1,443,536
Equity Lifestyle Properties, Inc. (REIT)	7,891	544,242
Equity One, Inc. (REIT)	39,386	834,983
Excel Trust, Inc. (REIT)	22,400	267,904
Extra Space Storage, Inc. (REIT)	25,544	781,646
FelCor Lodging Trust, Inc. (REIT)*	74,272	349,078
First Industrial Realty Trust, Inc. (REIT)*	58,130	733,601
First Potomac Realty Trust (REIT)	31,244	367,742
Franklin Street Properties Corp. (REIT)	55,099	582,947
Getty Realty Corp. (REIT)	15,620	299,123
Gladstone Commercial Corp. (REIT)	7,100	118,286
Glimcher Realty Trust (REIT)	98,632	1,008,019
Government Properties Income Trust (REIT)	25,766	582,827
Hatteras Financial Corp. (REIT)	23,278	665,751
Healthcare Realty Trust, Inc. (REIT)	56,458	1,345,959
Hersha Hospitality Trust (REIT)	115,318	608,879
Highwoods Properties, Inc. (REIT)	52,195	1,756,362
Home Properties, Inc. (REIT)	11,972	734,602
Hudson Pacific Properties, Inc. (REIT)	16,144	281,067
Inland Real Estate Corp. (REIT)	57,908	485,269
Invesco Mortgage Capital, Inc. (REIT)	83,994	1,540,450
Investors Real Estate Trust (REIT)	60,196	475,548
iStar Financial, Inc. (REIT)*	71,700	462,465
Kilroy Realty Corp. (REIT)	16,616	804,381
Kite Realty Group Trust (REIT)	46,229	230,683
LaSalle Hotel Properties (REIT)	63,240	1,842,814
Lexington Realty Trust (REIT)	86,986	736,771
LTC Properties, Inc. (REIT)	21,469	778,895
Medical Properties Trust, Inc. (REIT)	91,312	878,421
MFA Financial, Inc. (REIT)	90,704	715,655
Mid-America Apartment Communities, Inc. (REIT)	10,393	709,218
Monmouth Real Estate Investment Corp. (REIT), Class A	27,551	322,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

National Health Investors, Inc. (REIT)	21,328	$1,086,022
National Retail Properties, Inc. (REIT)	25,699	727,025
Newcastle Investment Corp. (REIT)	26,150	175,205
NorthStar Realty Finance Corp. (REIT)	86,009	448,967
Omega Healthcare Investors, Inc. (REIT)	76,108	1,712,430
One Liberty Properties, Inc. (REIT)	6,306	118,742
Parkway Properties, Inc./Maryland (REIT)	16,000	183,040
Pebblebrook Hotel Trust (REIT)	37,343	870,465
Pennsylvania Real Estate Investment Trust (REIT)	44,352	664,393
PennyMac Mortgage Investment Trust (REIT)	26,194	516,808
Post Properties, Inc. (REIT)	12,304	602,281
Potlatch Corp. (REIT)	29,144	930,859
PS Business Parks, Inc. (REIT)	14,780	1,000,902
Ramco-Gershenson Properties Trust (REIT)	30,400	382,128
Redwood Trust, Inc. (REIT)	63,891	797,360
Resource Capital Corp. (REIT)	52,294	278,727
Retail Opportunity Investments Corp. (REIT)	33,500	404,010
RLJ Lodging Trust (REIT)	57,413	1,040,898
Rouse Properties, Inc. (REIT)*	12,092	163,847
Sabra Health Care REIT, Inc. (REIT)	40,483	692,664
Saul Centers, Inc. (REIT)	5,200	222,924
Select Income REIT (REIT)*	6,566	156,008
Sovran Self Storage, Inc. (REIT)	23,362	1,170,203
STAG Industrial, Inc. (REIT)	10,845	158,120
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	790,769
Summit Hotel Properties, Inc. (REIT)	19,800	165,726
Sun Communities, Inc. (REIT)	18,828	832,951
Sunstone Hotel Investors, Inc. (REIT)*	77,171	848,109
Tanger Factory Outlet Centers (REIT)	22,858	732,599
Terreno Realty Corp. (REIT)	7,200	108,792
Two Harbors Investment Corp. (REIT)	149,401	1,547,794
Universal Health Realty Income Trust (REIT)	11,050	458,906
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	286,447
Washington Real Estate Investment Trust (REIT)	48,017	1,366,084
Winthrop Realty Trust (REIT)	13,270	161,363

		66,682,430

Real Estate Management & Development (0.2%)
AV Homes, Inc.*	6,400	93,312
Consolidated-Tomoka Land Co.	4,600	132,388
Forestar Group, Inc.*	31,321	401,222

Kennedy-Wilson Holdings, Inc.	19,100	$267,591
Tejon Ranch Co.*	7,802	223,293
Zillow, Inc., Class A*	4,919	190,021

		1,307,827

Thrifts & Mortgage Finance (1.3%)
Astoria Financial Corp.	70,553	691,419
BankFinancial Corp.	22,221	167,324
Beneficial Mutual Bancorp, Inc.*	22,754	196,367
Berkshire Hills Bancorp, Inc.	23,344	513,568
Brookline Bancorp, Inc.	60,777	537,877
Clifton Savings Bancorp, Inc.	4,351	45,294
Dime Community Bancshares, Inc.	18,101	240,562
ESB Financial Corp.	8,889	117,335
ESSA Bancorp, Inc.	9,839	106,261
EverBank Financial Corp.*	13,992	152,093
Farmer Mac, Class C	5,640	147,937
First Financial Holdings, Inc.	13,091	140,336
Flagstar Bancorp, Inc.*	77,395	65,012
Flushing Financial Corp.	24,842	338,597
Home Federal Bancorp, Inc./Idaho	12,482	131,061
Kearny Financial Corp.	11,345	109,933
Meridian Interstate Bancorp, Inc.*	2,163	30,109
MGIC Investment Corp.*	165,747	477,351
Nationstar Mortgage Holdings, Inc.*	9,044	194,627
Northfield Bancorp, Inc./New Jersey	13,959	198,357
Northwest Bancshares, Inc.	68,410	801,081
OceanFirst Financial Corp.	10,800	155,088
Ocwen Financial Corp.*	74,045	1,390,565
Oritani Financial Corp.	44,350	638,197
Provident Financial Services, Inc.	55,316	849,101
Provident New York Bancorp	29,200	221,628
Radian Group, Inc.	64,836	213,311
Rockville Financial, Inc.	21,500	248,755
Roma Financial Corp.	6,541	55,729
Territorial Bancorp, Inc.	10,395	236,694
TrustCo Bank Corp./New York	70,354	384,133
United Financial Bancorp, Inc.	13,745	197,653
ViewPoint Financial Group, Inc.	25,560	399,758
Walker & Dunlop, Inc.*	6,325	81,276
WSFS Financial Corp.	3,547	143,334

		10,617,723

Total Financials		178,688,269

Health Care (13.2%)
Biotechnology (3.8%)
Achillion Pharmaceuticals, Inc.*	34,100	211,420
Acorda Therapeutics, Inc.*	32,435	764,169
Aegerion Pharmaceuticals, Inc.*	10,790	160,124
Affymax, Inc.*	25,093	323,198
Alkermes plc*	81,296	1,379,593
Allos Therapeutics, Inc.*	47,269	84,612
Alnylam Pharmaceuticals, Inc.*	33,101	386,289
AMAG Pharmaceuticals, Inc.*	10,433	160,668
Anthera Pharmaceuticals, Inc.*	10,121	6,845
Arena Pharmaceuticals, Inc.*	122,531	1,222,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

ARIAD Pharmaceuticals, Inc.*	38,723	$666,423
ArQule, Inc.*	46,615	276,427
Array BioPharma, Inc.*	68,919	239,149
AVEO Pharmaceuticals, Inc.*	22,700	276,032
BioCryst Pharmaceuticals, Inc.*	21,203	84,388
Cell Therapeutics, Inc.*	45,887	26,614
Celldex Therapeutics, Inc.*	16,278	84,483
Cepheid, Inc.*	44,449	1,989,093
ChemoCentryx, Inc.*	5,185	77,775
Clovis Oncology, Inc.*	10,700	231,976
Codexis, Inc.*	27,900	104,346
Cubist Pharmaceuticals, Inc.*	43,018	1,630,812
Curis, Inc.*	54,800	295,920
Cytori Therapeutics, Inc.*	3,720	10,044
Dendreon Corp.*	71,338	527,901
Dyax Corp.*	64,968	138,382
Dynavax Technologies Corp.*	113,260	489,283
Emergent Biosolutions, Inc.*	15,400	233,310
Enzon Pharmaceuticals, Inc.*	22,554	154,946
Exact Sciences Corp.*	38,300	410,576
Exelixis, Inc.*	92,186	509,789
Genomic Health, Inc.*	13,012	434,601
Geron Corp.*	80,111	137,791
GTx, Inc.*	43,900	154,967
Halozyme Therapeutics, Inc.*	55,035	487,610
Idenix Pharmaceuticals, Inc.*	48,700	501,610
Immunogen, Inc.*	52,534	881,521
Incyte Corp.*	22,121	502,147
Infinity Pharmaceuticals, Inc.*	10,868	147,370
InterMune, Inc.*	36,934	441,361
Ironwood Pharmaceuticals, Inc.*	48,136	663,314
Isis Pharmaceuticals, Inc.*	84,998	1,019,976
Lexicon Pharmaceuticals, Inc.*	121,679	273,778
Ligand Pharmaceuticals, Inc., Class B*	13,726	232,518
MannKind Corp.*	81,380	186,360
Maxygen, Inc.*	35,908	214,012
Medivation, Inc.*	7,639	698,205
Merrimack Pharmaceuticals, Inc.*	16,932	123,265
Metabolix, Inc.*	10,885	20,137
Momenta Pharmaceuticals, Inc.*	31,728	428,963
Nabi Biopharmaceuticals*	13,473	21,287
Neurocrine Biosciences, Inc.*	32,000	253,120
NewLink Genetics Corp.*	9,362	140,243
Novavax, Inc.*	71,059	110,852
NPS Pharmaceuticals, Inc.*	63,922	550,368
Oncothyreon, Inc.*	31,000	145,080
Onyx Pharmaceuticals, Inc.*	13,133	872,688
Opko Health, Inc.*	70,900	326,140
Orexigen Therapeutics, Inc.*	28,003	155,137
Osiris Therapeutics, Inc.*	12,884	141,337
PDL BioPharma, Inc.	104,627	693,677
Pharmacyclics, Inc.*	37,845	2,066,715
Progenics Pharmaceuticals, Inc.*	17,548	171,619
Rigel Pharmaceuticals, Inc.*	45,840	426,312
Sangamo BioSciences, Inc.*	37,600	207,552
Savient Pharmaceuticals, Inc.*	21,651	11,694
Seattle Genetics, Inc.*	72,755	1,847,249
SIGA Technologies, Inc.*	27,652	79,361
Spectrum Pharmaceuticals, Inc.*	34,365	534,719
Synageva BioPharma Corp.*	4,398	178,383
Synergy Pharmaceuticals, Inc.*	27,779	131,950

Synta Pharmaceuticals Corp.*	24,207	$132,412
Targacept, Inc.*	19,100	82,130
Theravance, Inc.*	47,527	1,056,050
Threshold Pharmaceuticals, Inc.*	23,282	172,287
Vical, Inc.*	5,400	19,440
ZIOPHARM Oncology, Inc.*	44,300	263,585

		31,498,339

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*	16,862	623,894
ABIOMED, Inc.*	28,350	646,947
Accuray, Inc.*	43,247	295,809
Align Technology, Inc.*	49,370	1,651,920
Alphatec Holdings, Inc.*	46,909	86,313
Analogic Corp.	12,116	751,192
AngioDynamics, Inc.*	11,716	140,709
Antares Pharma, Inc.*	46,253	168,361
ArthroCare Corp.*	21,600	632,448
Atrion Corp.	767	157,220
Cantel Medical Corp.	15,450	421,013
Conceptus, Inc.*	28,842	571,648
CONMED Corp.	25,287	699,691
CryoLife, Inc.*	37,668	197,004
Cyberonics, Inc.*	21,758	977,805
Cynosure, Inc., Class A*	12,753	269,726
DexCom, Inc.*	47,108	610,520
DynaVox, Inc., Class A*	6,559	7,346
Endologix, Inc.*	36,100	557,384
Greatbatch, Inc.*	21,718	493,216
Haemonetics Corp.*	19,754	1,463,969
Hansen Medical, Inc.*	4,950	11,236
HeartWare International, Inc.*	8,800	781,440
ICU Medical, Inc.*	9,545	509,512
Insulet Corp.*	30,378	649,178
Integra LifeSciences Holdings Corp.*	15,144	563,054
Invacare Corp.	28,116	433,830
IRIS International, Inc.*	17,037	192,518
MAKO Surgical Corp.*	24,053	615,997
Masimo Corp.*	43,438	972,142
Medical Action Industries, Inc.*	5,252	18,277
Meridian Bioscience, Inc.	36,277	742,227
Merit Medical Systems, Inc.*	28,107	388,158
Natus Medical, Inc.*	13,121	152,466
Navidea Biopharmaceuticals, Inc.*	71,400	265,608
Neogen Corp.*	15,978	738,184
NuVasive, Inc.*	33,609	852,324
NxStage Medical, Inc.*	32,800	549,728
OraSure Technologies, Inc.*	40,086	450,567
Orthofix International N.V.*	15,053	620,936
Palomar Medical Technologies, Inc.*	15,971	135,754
Quidel Corp.*	19,500	305,760
RTI Biologics, Inc.*	46,849	176,152
Spectranetics Corp.*	15,005	171,357
STAAR Surgical Co.*	25,700	199,689
Stereotaxis, Inc.*	27,467	5,768
STERIS Corp.	47,570	1,492,271
SurModics, Inc.*	14,421	249,483
Symmetry Medical, Inc.*	33,416	286,709
Tornier N.V.*	9,600	215,232

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Unilife Corp.*	38,600	$130,468
Vascular Solutions, Inc.*	21,668	272,150
Volcano Corp.*	42,624	1,221,178
West Pharmaceutical Services, Inc.	24,264	1,225,089
Wright Medical Group, Inc.*	31,559	673,785

		27,692,362

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc.*	10,472	183,679
Accretive Health, Inc.*	36,434	399,317
Air Methods Corp.*	9,000	884,250
Alliance HealthCare Services, Inc.*	22,501	22,456
Almost Family, Inc.*	6,700	149,678
Amedisys, Inc.*	20,534	255,648
AMN Healthcare Services, Inc.*	31,600	187,388
Amsurg Corp.*	25,262	757,355
Assisted Living Concepts, Inc., Class A	14,682	208,778
Bio-Reference Labs, Inc.*	21,430	563,180
BioScrip, Inc.*	38,300	284,569
Capital Senior Living Corp.*	13,565	143,789
CardioNet, Inc.*	12,598	25,574
Centene Corp.*	39,183	1,181,759
Chemed Corp.	15,290	924,128
Chindex International, Inc.*	15,396	150,881
Corvel Corp.*	4,700	230,300
Cross Country Healthcare, Inc.*	28,695	125,397
Emeritus Corp.*	18,206	306,407
Ensign Group, Inc.	10,800	305,316
ExamWorks Group, Inc.*	19,900	263,277
Gentiva Health Services, Inc.*	26,641	184,622
Hanger, Inc.*	28,309	725,843
HealthSouth Corp.*	70,306	1,635,318
Healthways, Inc.*	32,147	256,533
HMS Holdings Corp.*	61,029	2,032,876
IPC The Hospitalist Co., Inc.*	14,984	679,075
Kindred Healthcare, Inc.*	46,069	452,858
Landauer, Inc.	8,626	494,529
LHC Group, Inc.*	12,043	204,249
Magellan Health Services, Inc.*	23,515	1,065,935
Metropolitan Health Networks, Inc.*	30,400	290,928
MModal, Inc.*	23,200	301,136
Molina Healthcare, Inc.*	20,610	483,511
MWI Veterinary Supply, Inc.*	9,592	985,770
National Healthcare Corp.	7,200	325,656
National Research Corp.	1,206	63,134
Owens & Minor, Inc.#	48,400	1,482,492
PharMerica Corp.*	24,781	270,609
Providence Service Corp.*	5,723	78,462
PSS World Medical, Inc.*	44,221	928,199
Select Medical Holdings Corp.*	28,203	285,132
Skilled Healthcare Group, Inc., Class A*	26,700	167,676
Sun Healthcare Group, Inc.*	19,773	165,500
Sunrise Senior Living, Inc.*	42,677	311,115
Team Health Holdings, Inc.*	19,600	472,164
Triple-S Management Corp., Class B*	14,336	262,062
U.S. Physical Therapy, Inc.	9,807	249,392

Universal American Corp.*	24,150	$254,299
Vanguard Health Systems, Inc.*	22,187	197,242
WellCare Health Plans, Inc.*	31,984	1,695,152

		24,554,595

Health Care Technology (0.7%)
athenahealth, Inc.*	25,081	1,985,663
Computer Programs & Systems, Inc.	7,602	434,986
Epocrates, Inc.*	14,500	116,290
Greenway Medical Technologies*	8,436	137,591
HealthStream, Inc.*	13,000	338,000
MedAssets, Inc.*	36,682	493,373
Medidata Solutions, Inc.*	15,600	509,652
Merge Healthcare, Inc.*	43,400	124,124
Omnicell, Inc.*	28,055	410,725
Quality Systems, Inc.	30,276	832,893
Vocera Communications, Inc.*	5,183	138,853

		5,522,150

Life Sciences Tools & Services (0.4%)
Affymetrix, Inc.*	33,190	155,661
Complete Genomics, Inc.*	8,655	16,098
Enzo Biochem, Inc.*	13,430	22,428
eResearchTechnology, Inc.*	39,075	312,209
Fluidigm Corp.*	14,900	224,096
Luminex Corp.*	27,419	671,491
Pacific Biosciences of California, Inc.*	18,000	39,060
PAREXEL International Corp.*	43,537	1,229,050
Sequenom, Inc.*	75,149	305,105

		2,975,198

Pharmaceuticals (2.1%)
Acura Pharmaceuticals, Inc.*	34,052	106,923
Akorn, Inc.*	43,400	684,418
Auxilium Pharmaceuticals, Inc.*	38,257	1,028,731
AVANIR Pharmaceuticals, Inc., Class A*	70,900	277,928
Cadence Pharmaceuticals, Inc.*	25,735	91,874
Corcept Therapeutics, Inc.*	59,600	267,604
Depomed, Inc.*	40,700	231,583
Durect Corp.*	45,866	41,724
Endocyte, Inc.*	18,500	152,070
Hi-Tech Pharmacal Co., Inc.*	8,600	278,640
Impax Laboratories, Inc.*	56,466	1,144,566
Jazz Pharmaceuticals plc*	25,356	1,141,274
Lannett Co., Inc.*	33,557	142,282
MAP Pharmaceuticals, Inc.*	17,000	254,660
Medicines Co.*	41,787	958,594
Medicis Pharmaceutical Corp., Class A	44,475	1,518,821
Nektar Therapeutics*	80,386	648,715
Obagi Medical Products, Inc.*	5,013	76,548
Optimer Pharmaceuticals, Inc.*	34,056	528,549
Pacira Pharmaceuticals, Inc.*	10,239	164,233
Pain Therapeutics, Inc.*	29,300	137,417
Par Pharmaceutical Cos., Inc.*	25,635	926,449
Pozen, Inc.*	26,986	168,393
Questcor Pharmaceuticals, Inc.*	38,400	2,044,416
Sagent Pharmaceuticals, Inc.*	9,600	173,568
Salix Pharmaceuticals Ltd.*	14,257	776,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Santarus, Inc.*	25,080	$177,817
Sciclone Pharmaceuticals, Inc.*	27,500	192,775
ViroPharma, Inc.*	51,333	1,216,592
Vivus, Inc.*	73,827	2,107,023
XenoPort, Inc.*	23,178	139,995

		17,800,333

Total Health Care		110,042,977

Industrials (14.8%)
Aerospace & Defense (1.7%)
AAR Corp.	33,512	451,742
Aerovironment, Inc.*	10,321	271,545
American Science & Engineering, Inc.	7,277	410,787
Ceradyne, Inc.	24,493	628,245
Cubic Corp.	12,186	585,903
Curtiss-Wright Corp.	33,617	1,043,808
DigitalGlobe, Inc.*	22,113	335,233
Esterline Technologies Corp.*	22,687	1,414,534
GenCorp, Inc.*	41,500	270,165
GeoEye, Inc.*	15,341	237,479
HEICO Corp.	38,218	1,510,375
Hexcel Corp.*	75,059	1,935,772
Moog, Inc., Class A*	37,353	1,544,547
National Presto Industries, Inc.	2,158	150,564
Orbital Sciences Corp.*	52,887	683,300
Teledyne Technologies, Inc.*	27,354	1,686,374
Triumph Group, Inc.	9,941	559,380

		13,719,753

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	20,727	901,832
Echo Global Logistics, Inc.*	8,456	161,171
Forward Air Corp.	26,940	869,354
Hub Group, Inc., Class A*	26,833	971,355
Pacer International, Inc.*	28,620	155,120

		3,058,832

Airlines (0.7%)
Alaska Air Group, Inc.*	50,214	1,802,683
Allegiant Travel Co.*	12,677	883,333
JetBlue Airways Corp.*	195,689	1,037,152
SkyWest, Inc.	54,215	354,024
Spirit Airlines, Inc.*	23,134	450,188
U.S. Airways Group, Inc.*	123,786	1,650,067

		6,177,447

Building Products (0.8%)
A.O. Smith Corp.	27,822	1,360,218
AAON, Inc.	13,200	248,820
Apogee Enterprises, Inc.	21,400	343,898
Builders FirstSource, Inc.*	35,102	166,383
Gibraltar Industries, Inc.*	22,500	233,550
Griffon Corp.	51,143	438,807
NCI Building Systems, Inc.*	2,492	26,988
Nortek, Inc.*	3,309	165,582
Quanex Building Products Corp.	33,467	598,390
Simpson Manufacturing Co., Inc.	34,619	1,021,607
Trex Co., Inc.*	11,800	355,062
Universal Forest Products, Inc.	15,654	610,193

USG Corp.*	52,400	$998,220

		6,567,718

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	40,632	794,762
ACCO Brands Corp.*	78,886	815,681
Brink’s Co.	38,400	890,112
Clean Harbors, Inc.*	11,630	656,165
Deluxe Corp.	36,561	911,831
Encore Capital Group, Inc.*	13,930	412,607
EnerNOC, Inc.*	17,100	123,804
Ennis, Inc.	22,556	346,911
Fuel Tech, Inc.*	6,278	30,637
G&K Services, Inc., Class A	17,482	545,264
GEO Group, Inc.*	48,474	1,101,329
Healthcare Services Group, Inc.	47,369	918,011
Herman Miller, Inc.	41,791	773,969
HNI Corp.	38,941	1,002,731
InnerWorkings, Inc.*	14,919	201,854
Interface, Inc.	40,298	549,262
Knoll, Inc.	39,158	525,500
McGrath RentCorp	19,645	520,592
Metalico, Inc.*	17,703	38,947
Mine Safety Appliances Co.	19,907	801,058
Mobile Mini, Inc.*	32,795	472,248
NL Industries, Inc.	4,882	60,879
Portfolio Recovery Associates, Inc.*	13,516	1,233,470
Quad/Graphics, Inc.	18,000	258,840
Rollins, Inc.	16,399	366,846
Standard Parking Corp.*	2,010	43,255
Steelcase, Inc., Class A	66,472	600,242
Swisher Hygiene, Inc.*	74,000	187,220
Sykes Enterprises, Inc.*	35,099	560,180
Team, Inc.*	14,800	461,464
Tetra Tech, Inc.#*	45,537	1,187,605
TMS International Corp., Class A*	19,200	191,424
U.S. Ecology, Inc.	13,000	230,620
UniFirst Corp.	12,705	809,944
United Stationers, Inc.	33,772	910,155
Viad Corp.	16,724	334,480

		19,869,899

Construction & Engineering (0.7%)
Aegion Corp.*	34,662	620,103
Argan, Inc.	12,930	180,761
Comfort Systems USA, Inc.	32,243	323,075
Dycom Industries, Inc.*	25,516	474,853
EMCOR Group, Inc.	54,399	1,513,380
Furmanite Corp.*	830	4,034
Granite Construction, Inc.	29,073	759,096
Great Lakes Dredge & Dock Corp.	42,200	300,464
Layne Christensen Co.*	17,093	353,654
MasTec, Inc.*	48,462	728,868
MYR Group, Inc.*	9,315	158,914
Primoris Services Corp.	21,700	260,400
Tutor Perini Corp.*	23,995	304,017

		5,981,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (1.2%)
A123 Systems, Inc.*	58,200	$73,332
Acuity Brands, Inc.	34,502	1,756,497
American Superconductor Corp.*	39,075	183,652
AZZ, Inc.	10,493	642,801
Belden, Inc.	33,935	1,131,732
Brady Corp., Class A	37,141	1,021,749
Capstone Turbine Corp.*	180,600	182,406
Encore Wire Corp.	17,428	466,722
EnerSys*	37,539	1,316,493
Franklin Electric Co., Inc.	21,276	1,087,842
FuelCell Energy, Inc.*	63,560	64,195
Generac Holdings, Inc.*	18,300	440,298
Global Power Equipment Group, Inc.	11,600	253,344
II-VI, Inc.*	42,786	713,243
LSI Industries, Inc.	6,318	44,984
Powell Industries, Inc.*	3,761	140,511
Thermon Group Holdings, Inc.*	7,094	146,917
Vicor Corp.	17,400	120,756

		9,787,474

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	14,213	989,083
Seaboard Corp.*	267	569,505
Standex International Corp.	9,079	386,493

		1,945,081

Machinery (3.2%)
Accuride Corp.*	29,700	178,200
Actuant Corp., Class A	52,613	1,428,969
Alamo Group, Inc.	4,510	141,479
Albany International Corp., Class A	27,591	516,228
Altra Holdings, Inc.	22,700	358,206
American Railcar Industries, Inc.*	8,300	224,930
Ampco-Pittsburgh Corp.	1,780	32,627
Astec Industries, Inc.*	15,843	486,063
Barnes Group, Inc.	45,506	1,105,341
Blount International, Inc.*	35,433	519,093
Briggs & Stratton Corp.	46,044	805,310
Cascade Corp.	6,700	315,235
Chart Industries, Inc.*	21,421	1,472,908
CIRCOR International, Inc.	15,109	515,066
CLARCOR, Inc.	35,374	1,703,612
Colfax Corp.*	11,228	309,556
Commercial Vehicle Group, Inc.*	20,600	177,572
Energy Recovery, Inc.*	25,255	60,612
EnPro Industries, Inc.*	17,254	644,782
ESCO Technologies, Inc.	24,852	905,607
Federal Signal Corp.*	46,400	270,976
Flow International Corp.*	16,296	51,332
Gorman-Rupp Co.	13,470	401,406
Greenbrier Cos., Inc.*	11,138	195,806
John Bean Technologies Corp.	25,631	347,813
Kadant, Inc.*	9,000	211,050
Kaydon Corp.	23,554	503,820
L.B. Foster Co., Class A	7,800	223,158
Lindsay Corp.	11,575	751,217
Meritor, Inc.*	77,735	405,777
Met-Pro Corp.	8,996	82,853
Middleby Corp.*	12,998	1,294,731

Mueller Industries, Inc.	21,859	$930,975
Mueller Water Products, Inc., Class A	141,493	489,566
NACCO Industries, Inc., Class A	4,400	511,500
PMFG, Inc.*	12,800	99,968
Proto Labs, Inc.*	4,084	117,456
RBC Bearings, Inc.*	17,000	804,100
Rexnord Corp.*	13,158	263,686
Robbins & Myers, Inc.	28,825	1,205,461
Sauer-Danfoss, Inc.	8,700	303,891
Sun Hydraulics Corp.	15,750	382,567
Tennant Co.	15,831	632,448
Titan International, Inc.	29,200	716,276
Trimas Corp.*	18,800	377,880
Wabash National Corp.*	47,300	313,126
Watts Water Technologies, Inc., Class A	21,259	708,775
Woodward, Inc.	46,733	1,843,150

		26,342,160

Marine (0.0%)
International Shipholding Corp.	5,969	112,575
Ultrapetrol Bahamas Ltd.*	8,323	9,821

		122,396

Professional Services (1.2%)
Acacia Research Corp.*	33,438	1,245,231
Advisory Board Co.*	23,284	1,154,654
Corporate Executive Board Co.	25,204	1,030,340
Exponent, Inc.*	12,223	645,741
FTI Consulting, Inc.*	30,900	888,375
Huron Consulting Group, Inc.*	18,750	593,438
ICF International, Inc.*	13,700	326,608
Insperity, Inc.	17,787	481,138
Kelly Services, Inc., Class A	19,134	247,020
Kforce, Inc.*	24,400	328,424
Korn/Ferry International*	37,552	538,871
Mistras Group, Inc.*	7,532	197,941
Navigant Consulting, Inc.*	42,332	535,076
On Assignment, Inc.*	27,100	432,516
Pendrell Corp.*	111,000	124,320
Resources Connection, Inc.	41,095	505,469
RPX Corp.*	9,000	129,150
TrueBlue, Inc.*	35,615	551,320
VSE Corp.	3,825	90,997
WageWorks, Inc.*	7,823	117,814

		10,164,443

Road & Rail (1.3%)
Amerco, Inc.	8,242	741,533
Arkansas Best Corp.	23,168	291,917
Avis Budget Group, Inc.*	77,064	1,171,373
Celadon Group, Inc.	9,187	150,483
Dollar Thrifty Automotive Group, Inc.*	20,299	1,643,407
Genesee & Wyoming, Inc., Class A*	31,361	1,657,115
Heartland Express, Inc.	48,655	696,253
Knight Transportation, Inc.	54,150	865,858
Marten Transport Ltd.	6,422	136,532
Old Dominion Freight Line, Inc.*	36,393	1,575,453

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Patriot Transportation Holding, Inc.*	900	$21,177
RailAmerica, Inc.*	15,200	367,840
Roadrunner Transportation Systems, Inc.*	9,109	153,851
Saia, Inc.*	7,373	161,395
Swift Transportation Co.*	58,200	549,990
Werner Enterprises, Inc.	35,366	844,894
Zipcar, Inc.*	14,262	167,293

		11,196,364

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	33,955	409,158
Applied Industrial Technologies, Inc.	30,888	1,138,223
Beacon Roofing Supply, Inc.*	32,276	814,001
CAI International, Inc.*	3,870	76,936
DXP Enterprises, Inc.*	6,100	253,089
H&E Equipment Services, Inc.*	21,000	315,630
Interline Brands, Inc.*	30,046	753,253
Kaman Corp.	23,992	742,312
Lawson Products, Inc.	2,778	25,697
Rush Enterprises, Inc., Class A*	32,200	526,470
TAL International Group, Inc.	17,758	594,715
Textainer Group Holdings Ltd.	8,200	302,580
Titan Machinery, Inc.*	9,700	294,589
United Rentals, Inc.*	19,986	680,323
Watsco, Inc.	19,987	1,475,041

		8,402,017

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	11,393	145,033

Total Industrials		123,480,236

Information Technology (16.8%)
Communications Equipment (2.1%)
ADTRAN, Inc.	49,306	1,488,548
Anaren, Inc.*	11,000	215,600
Arris Group, Inc.*	89,803	1,249,160
Aruba Networks, Inc.*	73,502	1,106,205
Aviat Networks, Inc.*	42,137	117,984
Bel Fuse, Inc., Class B	1,450	25,535
Black Box Corp.	15,043	431,734
Calix, Inc.*	27,600	226,872
Ciena Corp.*	48,235	789,607
Comtech Telecommunications Corp.	17,043	487,089
Comverse Technology, Inc.*	102,631	597,312
Digi International, Inc.*	18,300	187,392
Emulex Corp.*	79,657	573,530
Extreme Networks, Inc.*	65,200	224,288
Finisar Corp.*	66,800	999,328
Globecomm Systems, Inc.*	16,250	164,775
Harmonic, Inc.*	86,459	368,315
Infinera Corp.*	86,261	590,025
InterDigital, Inc.	34,625	1,021,784
Ixia*	26,063	313,277
Loral Space & Communications, Inc.	10,096	679,966
NETGEAR, Inc.*	31,829	1,098,419
Oclaro, Inc.*	39,600	120,384

Oplink Communications, Inc.*	15,300	$207,009
Plantronics, Inc.	31,259	1,044,051
Powerwave Technologies, Inc.*	10,544	7,644
Procera Networks, Inc.*	13,500	328,185
ShoreTel, Inc.*	33,600	147,168
Sonus Networks, Inc.*	163,241	350,968
Sycamore Networks, Inc.*	16,421	238,433
Tellabs, Inc.	175,056	582,936
Ubiquiti Networks, Inc.*	12,092	172,311
ViaSat, Inc.*	27,140	1,025,078

		17,180,912

Computers & Peripherals (0.7%)
3D Systems Corp.*	28,200	962,748
Avid Technology, Inc.*	22,731	168,891
Cray, Inc.*	25,400	306,832
Electronics for Imaging, Inc.*	33,652	546,845
Intermec, Inc.*	27,440	170,128
Novatel Wireless, Inc.*	8,708	21,683
OCZ Technology Group, Inc.*	37,700	199,810
QLogic Corp.*	47,252	646,880
Quantum Corp.*	201,581	409,210
Silicon Graphics International Corp.*	23,200	148,944
STEC, Inc.*	32,499	253,492
Stratasys, Inc.*	15,566	771,295
Super Micro Computer, Inc.*	18,500	293,410
Synaptics, Inc.*	23,437	671,001
Xyratex Ltd.	7,744	87,585

		5,658,754

Electronic Equipment, Instruments & Components (2.3%)
Aeroflex Holding Corp.*	32,626	197,387
Anixter International, Inc.	21,958	1,164,872
Audience, Inc.*	6,742	129,986
Badger Meter, Inc.	13,430	504,296
Benchmark Electronics, Inc.*	48,348	674,455
Brightpoint, Inc.*	43,412	234,859
Checkpoint Systems, Inc.*	34,211	297,978
Cognex Corp.	29,803	943,265
Coherent, Inc.*	16,952	734,022
CTS Corp.	24,800	233,616
Daktronics, Inc.	25,100	173,441
DTS, Inc.*	15,895	414,542
Electro Rent Corp.	8,469	137,452
Fabrinet*	14,500	181,975
FARO Technologies, Inc.*	16,067	676,099
FEI Co.*	28,173	1,347,796
GSI Group, Inc.*	12,318	141,164
Insight Enterprises, Inc.*	31,443	529,186
InvenSense, Inc.*	22,509	254,352
Kemet Corp.*	32,400	194,724
Littelfuse, Inc.	15,249	867,516
Maxwell Technologies, Inc.*	21,200	139,072
Measurement Specialties, Inc.*	11,100	360,861
Mercury Computer Systems, Inc.*	18,200	235,326
Methode Electronics, Inc.	26,500	225,515
Microvision, Inc.*	4,101	6,603
MTS Systems Corp.	15,602	601,457
Multi-Fineline Electronix, Inc.*	9,600	236,544
Newport Corp.*	27,187	326,788
OSI Systems, Inc.*	15,768	998,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Park Electrochemical Corp.	15,472	$400,415
PC Connection, Inc.	21,196	225,102
Plexus Corp.*	28,175	794,535
Power-One, Inc.*	48,600	219,672
RadiSys Corp.*	23,542	147,844
RealD, Inc.*	28,500	426,360
Rofin-Sinar Technologies, Inc.*	24,925	471,830
Rogers Corp.*	13,684	542,023
Sanmina-SCI Corp.*	63,800	522,522
ScanSource, Inc.*	23,039	705,915
SYNNEX Corp.*	15,862	547,080
TTM Technologies, Inc.*	38,162	359,104
Universal Display Corp.*	26,560	954,566

		19,480,862

Internet Software & Services (2.3%)
Active Network, Inc.*	23,471	361,219
Ancestry.com, Inc.*	23,200	638,696
Angie’s List, Inc.*	21,693	343,617
Bankrate, Inc.*	27,699	509,385
Bazaarvoice, Inc.*	8,334	151,679
Blucora, Inc.*	26,800	330,176
Brightcove, Inc.*	9,760	148,840
comScore, Inc.*	23,363	384,555
Constant Contact, Inc.*	18,346	328,026
Cornerstone OnDemand, Inc.*	15,408	366,864
CoStar Group, Inc.*	18,236	1,480,763
DealerTrack Holdings, Inc.*	37,064	1,115,997
Demand Media, Inc.*	18,600	208,320
Demandware, Inc.*	5,430	128,637
Dice Holdings, Inc.*	35,600	334,284
Digital River, Inc.*	35,331	587,201
EarthLink, Inc.	103,433	769,542
Envestnet, Inc.*	9,171	110,052
ExactTarget, Inc.*	7,018	153,413
Internap Network Services Corp.*	37,300	242,823
IntraLinks Holdings, Inc.*	23,500	102,930
j2 Global, Inc.	33,278	879,205
Keynote Systems, Inc.	10,100	149,985
KIT Digital, Inc.*	26,000	111,540
Limelight Networks, Inc.*	38,800	113,684
Liquidity Services, Inc.*	15,850	811,362
LivePerson, Inc.*	34,100	649,946
LogMeIn, Inc.*	12,100	369,292
Millennial Media, Inc.*	12,519	165,126
Monster Worldwide, Inc.*	58,768	499,528
Move, Inc.*	29,550	269,201
NIC, Inc.	46,855	595,059
OpenTable, Inc.*	17,300	778,673
Perficient, Inc.*	14,121	158,579
QuinStreet, Inc.*	20,000	185,200
RealNetworks, Inc.	19,625	169,560
Responsys, Inc.*	16,304	197,604
SciQuest, Inc.*	9,265	166,399
Stamps.com, Inc.*	8,500	209,695
Synacor, Inc.*	12,070	165,359
Travelzoo, Inc.*	11,246	255,509
United Online, Inc.	72,273	304,992
Unwired Planet, Inc.*	79,841	183,634
ValueClick, Inc.*	62,424	1,023,129
VistaPrint N.V.*	17,928	579,074
Vocus, Inc.*	12,900	239,940

Web.com Group, Inc.*	21,000	$384,720
WebMD Health Corp.*	23,356	479,032
Yelp, Inc.*	7,733	175,771

		19,067,817

IT Services (2.0%)
Acxiom Corp.*	63,869	965,061
CACI International, Inc., Class A*	18,659	1,026,618
Cardtronics, Inc.*	31,600	954,636
Cass Information Systems, Inc.	6,710	270,078
CIBER, Inc.*	46,400	199,984
Convergys Corp.	77,200	1,140,244
CSG Systems International, Inc.*	33,465	578,275
EPAM Systems, Inc.*	8,385	142,461
Euronet Worldwide, Inc.*	44,426	760,573
ExlService Holdings, Inc.*	11,900	293,216
Forrester Research, Inc.	11,280	381,941
Global Cash Access Holdings, Inc.*	40,400	291,284
Hackett Group, Inc.*	10,719	59,705
Heartland Payment Systems, Inc.	27,137	816,281
Higher One Holdings, Inc.*	22,500	274,950
iGATE Corp.*	19,000	323,380
Jack Henry & Associates, Inc.	22,184	765,792
Lionbridge Technologies, Inc.*	46,700	147,105
ManTech International Corp., Class A	18,541	435,157
MAXIMUS, Inc.	25,884	1,339,497
MoneyGram International, Inc.*	8,475	123,735
NCI, Inc., Class A*	4,146	16,791
Sapient Corp.	83,569	841,540
ServiceSource International, Inc.*	28,834	399,351
Syntel, Inc.	12,582	763,727
TeleTech Holdings, Inc.*	18,625	298,000
TNS, Inc.*	23,218	416,531
Unisys Corp.*	34,464	673,771
Virtusa Corp.*	14,500	193,575
Wright Express Corp.*	28,302	1,746,799

		16,640,058

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Energy Industries, Inc.*	26,403	354,328
Amkor Technology, Inc.*	104,109	508,052
ANADIGICS, Inc.*	52,100	94,301
Applied Micro Circuits Corp.*	28,996	165,857
ATMI, Inc.*	29,870	614,426
Axcelis Technologies, Inc.*	79,100	94,920
Brooks Automation, Inc.	59,550	562,152
Cabot Microelectronics Corp.	16,920	494,233
Cavium, Inc.*	35,400	991,200
CEVA, Inc.*	16,200	285,282
Cirrus Logic, Inc.*	53,467	1,597,594
Cymer, Inc.*	21,598	1,273,202
Diodes, Inc.*	29,708	557,619
Entegris, Inc.*	100,746	860,371
Entropic Communications, Inc.*	62,845	354,446
Exar Corp.*	30,032	245,061
First Solar, Inc.*	29,141	438,863
FormFactor, Inc.*	42,795	276,884
GT Advanced Technologies, Inc.*	92,400	487,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Hittite Microwave Corp.*	21,915	$1,120,295
Inphi Corp.*	16,100	152,628
Integrated Device Technology, Inc.*	130,200	731,724
International Rectifier Corp.*	32,371	647,096
Intersil Corp., Class A	61,833	658,521
IXYS Corp.*	11,283	126,031
Kulicke & Soffa Industries, Inc.*	19,343	172,540
Lattice Semiconductor Corp.*	96,400	363,428
LTX-Credence Corp.*	37,600	251,920
MA-COM Technology Solutions Holdings, Inc.*	6,989	129,297
MaxLinear, Inc., Class A*	15,600	77,376
MEMC Electronic Materials, Inc.*	107,288	232,815
Micrel, Inc.	40,675	387,633
Microsemi Corp.*	61,627	1,139,483
MIPS Technologies, Inc.*	36,400	242,788
MKS Instruments, Inc.	42,872	1,240,287
Monolithic Power Systems, Inc.*	31,496	625,826
Nanometrics, Inc.*	14,400	221,184
NVE Corp.*	4,043	217,311
OmniVision Technologies, Inc.*	41,618	556,016
Pericom Semiconductor Corp.*	21,500	193,500
Photronics, Inc.*	40,500	247,050
Power Integrations, Inc.	24,124	899,825
Rambus, Inc.*	72,100	413,854
RF Micro Devices, Inc.*	212,846	904,595
Rubicon Technology, Inc.*	10,200	104,040
Semtech Corp.*	46,296	1,125,919
Sigma Designs, Inc.*	20,459	130,528
Silicon Image, Inc.*	60,800	251,712
Spansion, Inc., Class A*	36,900	405,162
Standard Microsystems Corp.*	17,920	661,069
STR Holdings, Inc.*	22,700	103,512
SunPower Corp.*	32,912	158,307
Tessera Technologies, Inc.	43,710	671,823
TriQuint Semiconductor, Inc.*	125,665	691,158
Ultratech, Inc.*	17,324	545,706
Veeco Instruments, Inc.*	30,694	1,054,646
Volterra Semiconductor Corp.*	19,883	466,256

		28,579,524

Software (4.0%)
Accelrys, Inc.*	31,958	258,540
ACI Worldwide, Inc.*	31,072	1,373,693
Actuate Corp.*	37,203	257,817
Advent Software, Inc.*	27,014	732,350
American Software, Inc., Class A	6,090	48,415
Aspen Technology, Inc.*	62,100	1,437,615
AVG Technologies N.V.*	11,957	155,561
Blackbaud, Inc.	32,187	826,240
Bottomline Technologies, Inc.*	23,491	424,013
BroadSoft, Inc.*	16,600	480,736
CommVault Systems, Inc.*	32,214	1,596,848
Concur Technologies, Inc.*	11,796	803,308
Deltek, Inc.*	22,700	263,093
Ebix, Inc.	18,849	376,038
Ellie Mae, Inc.*	9,825	176,850
EPIQ Systems, Inc.	13,683	167,617
Fair Isaac Corp.	25,627	1,083,510
FalconStor Software, Inc.*	44,909	117,212

Guidewire Software, Inc.*	8,905	$250,409
Imperva, Inc.*	7,400	213,268
Infoblox, Inc.*	6,597	151,269
Interactive Intelligence Group, Inc.*	10,000	282,100
JDA Software Group, Inc.*	33,455	993,279
Jive Software, Inc.*	10,890	228,581
Kenexa Corp.*	18,700	542,861
Manhattan Associates, Inc.*	14,850	678,793
Mentor Graphics Corp.*	69,118	1,036,770
MicroStrategy, Inc., Class A*	6,309	819,287
Monotype Imaging Holdings, Inc.*	26,300	441,051
NetScout Systems, Inc.*	27,454	592,732
NetSuite, Inc.*	4,376	239,673
OPNET Technologies, Inc.	10,100	268,559
Parametric Technology Corp.*	92,645	1,941,839
Pegasystems, Inc.	10,425	343,816
Progress Software Corp.*	44,177	921,974
Proofpoint, Inc.*	8,606	145,872
PROS Holdings, Inc.*	15,600	262,392
QLIK Technologies, Inc.*	57,917	1,281,124
Quest Software, Inc.*	47,511	1,323,181
RealPage, Inc.*	22,300	516,468
Rosetta Stone, Inc.*	8,103	112,146
Smith Micro Software, Inc.*	6,891	12,679
SolarWinds, Inc.*	14,325	623,997
Sourcefire, Inc.*	20,346	1,045,784
SS&C Technologies Holdings, Inc.*	20,644	516,100
Synchronoss Technologies, Inc.*	16,634	307,230
Take-Two Interactive Software, Inc.*	53,356	504,748
Tangoe, Inc.*	14,018	298,724
TeleCommunication Systems, Inc., Class A*	12,609	15,509
THQ, Inc.*	20,212	12,531
TiVo, Inc.*	92,067	761,394
Tyler Technologies, Inc.*	23,277	939,227
Ultimate Software Group, Inc.*	18,170	1,619,310
VASCO Data Security International, Inc.*	22,200	181,596
Verint Systems, Inc.*	15,500	457,405
VirnetX Holding Corp.*	28,000	987,000
Websense, Inc.*	30,304	567,594

		33,017,728

Total Information Technology		139,625,655

Materials (4.5%)
Chemicals (2.0%)
A. Schulman, Inc.	21,143	419,689
American Vanguard Corp.	16,000	425,440
Balchem Corp.	24,885	811,500
Calgon Carbon Corp.*	51,138	727,182
Chemtura Corp.*	70,700	1,025,150
Ferro Corp.*	72,473	347,870
Flotek Industries, Inc.*	36,700	342,778
FutureFuel Corp.	8,801	92,499
Georgia Gulf Corp.	27,000	693,090
H.B. Fuller Co.	35,259	1,082,451
Hawkins, Inc.	3,487	133,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Innophos Holdings, Inc.	14,913	$841,988
Innospec, Inc.*	17,400	515,214
Koppers Holdings, Inc.	16,713	568,242
Kraton Performance Polymers, Inc.*	23,400	512,694
LSB Industries, Inc.*	14,100	435,831
Minerals Technologies, Inc.	12,925	824,356
NewMarket Corp.	2,508	543,233
Olin Corp.	57,903	1,209,594
OM Group, Inc.*	21,487	408,253
Omnova Solutions, Inc.*	21,698	163,603
PolyOne Corp.	73,100	1,000,008
Quaker Chemical Corp.	9,100	420,511
Sensient Technologies Corp.	35,525	1,304,833
Stepan Co.	6,244	588,060
TPC Group, Inc.*	9,700	358,415
Tredegar Corp.	17,129	249,398
Zep, Inc.	15,600	214,188
Zoltek Cos., Inc.*	17,036	153,835

		16,413,039

Construction Materials (0.2%)
Eagle Materials, Inc.	32,700	1,221,018
Texas Industries, Inc.	20,526	800,719

		2,021,737

Containers & Packaging (0.2%)
Boise, Inc.	76,500	503,370
Graphic Packaging Holding Co.*	111,300	612,150
Myers Industries, Inc.	22,900	392,964

		1,508,484

Metals & Mining (1.4%)
AK Steel Holding Corp.	53,768	315,618
AMCOL International Corp.	23,149	655,348
Century Aluminum Co.*	42,291	309,993
Coeur d’Alene Mines Corp.*	65,236	1,145,544
General Moly, Inc.*	41,688	130,900
Globe Specialty Metals, Inc.	49,200	660,756
Gold Resource Corp.	20,900	543,191
Golden Star Resources Ltd.*	176,800	205,088
Haynes International, Inc.	9,533	485,611
Hecla Mining Co.	199,429	947,288
Horsehead Holding Corp.*	32,667	325,363
Jaguar Mining, Inc.*	23,099	26,795
Kaiser Aluminum Corp.	13,791	714,926
Materion Corp.	19,245	443,212
McEwen Mining, Inc.*	113,191	340,705
Metals USA Holdings Corp.*	10,704	170,301
Noranda Aluminum Holding Corp.	23,300	185,468
Paramount Gold and Silver Corp.*	86,000	206,400
Redcorp Ventures Ltd.*†(b)	46,400	—
RTI International Metals, Inc.*	27,586	624,271
Schnitzer Steel Industries, Inc., Class A	12,221	342,433
Stillwater Mining Co.*	75,678	646,290
SunCoke Energy, Inc.*	50,910	745,832
Thompson Creek Metals Co., Inc.*	45,338	144,628
U.S. Silica Holdings, Inc.*	13,363	150,467

Worthington Industries, Inc.	43,380	$887,989

		11,354,417

Paper & Forest Products (0.7%)
Buckeye Technologies, Inc.	29,020	826,780
Clearwater Paper Corp.*	21,138	721,229
Deltic Timber Corp.	9,253	564,248
KapStone Paper and Packaging Corp.*	27,486	435,653
Louisiana-Pacific Corp.*	103,548	1,126,602
Neenah Paper, Inc.	10,700	285,583
P.H. Glatfelter Co.	43,415	710,703
Resolute Forest Products*	37,652	436,010
Schweitzer-Mauduit International, Inc.	12,351	841,597
Wausau Paper Corp.	35,600	346,388

		6,294,793

Total Materials		37,592,470

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
AboveNet, Inc.*	18,055	1,516,620
Atlantic Tele-Network, Inc.	6,800	229,364
Cbeyond, Inc.*	18,708	126,653
Cincinnati Bell, Inc.*	118,537	440,958
Cogent Communications Group, Inc.*	39,925	768,556
Consolidated Communications Holdings, Inc.	22,542	333,622
General Communication, Inc., Class A*	38,100	316,611
Globalstar, Inc.*	82,337	26,348
IDT Corp., Class B	8,100	79,461
Iridium Communications, Inc.*	32,000	286,720
Lumos Networks Corp.	13,860	130,977
magicJack VocalTec Ltd.*	8,184	155,496
Neutral Tandem, Inc.*	30,573	402,952
Premiere Global Services, Inc.*	58,452	490,412
SureWest Communications	6,964	146,731
Vonage Holdings Corp.*	79,700	160,197

		5,611,678

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	24,900	289,338
Leap Wireless International, Inc.*	44,800	288,064
NTELOS Holdings Corp.	13,860	261,261
Shenandoah Telecommunications Co.	21,724	295,664
USA Mobility, Inc.	17,700	227,622

		1,361,949

Total Telecommunication Services		6,973,627

Utilities (3.5%)
Electric Utilities (1.6%)
ALLETE, Inc.	25,023	1,045,961
Cleco Corp.	46,481	1,944,300
El Paso Electric Co.	30,846	1,022,853
Empire District Electric Co.	30,023	633,485
IDACORP, Inc.	37,108	1,561,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

MGE Energy, Inc.	20,553	$972,157
Otter Tail Corp.	32,825	750,708
PNM Resources, Inc.	59,481	1,162,259
Portland General Electric Co.	57,432	1,531,137
UIL Holdings Corp.	39,731	1,424,754
Unitil Corp.	6,452	170,978
UNS Energy Corp.	27,412	1,052,895

		13,272,992

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	7,500	327,900
Laclede Group, Inc.	16,352	650,973
New Jersey Resources Corp.	32,311	1,409,083
Northwest Natural Gas Co.	19,342	920,679
Piedmont Natural Gas Co., Inc.#	55,177	1,776,147
South Jersey Industries, Inc.	20,976	1,069,147
Southwest Gas Corp.	31,836	1,389,641
WGL Holdings, Inc.	38,325	1,523,419

		9,066,989

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	82,830	1,061,052
GenOn Energy, Inc.*	352,467	602,719
Ormat Technologies, Inc.	8,156	174,457

		1,838,228

Multi-Utilities (0.5%)
Avista Corp.	46,099	1,230,843
Black Hills Corp.	31,219	1,004,315
CH Energy Group, Inc.	10,368	681,074
NorthWestern Corp.	26,578	975,413

		3,891,645

Water Utilities (0.1%)
American States Water Co.	16,779	664,113
California Water Service Group	33,500	618,745

		1,282,858

Total Utilities		29,352,712

Total Common Stocks (98.0%) (Cost $597,980,420)		815,500,090

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$19,200	$16,056

Total Financials		16,056

Total Corporate Bonds		16,056

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		16,056

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
Hampton Roads Bankshares, Inc., expiring 12/31/49*†(b)	15,100	10,954

Total Financials		10,954

Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49*†(b)	10,000	9,500

Total Health Care		9,500

Total Rights (0.0%) (Cost $144,319)		20,454

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13* (Cost $—)	7,330	—

Total Investments (98.0%) (Cost $598,143,939)		815,536,600
Other Assets Less Liabilities (2.0%)		16,373,351

Net Assets (100%)		$831,909,951

*	Non-income producing.
†	Securities (totaling $20,454 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,130,384.
(b)	Illiquid security.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	129	September-12	$9,959,575	$10,260,660	$301,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$112,222,734	$—	$—	$112,222,734
Consumer Staples	29,680,403	—	—	29,680,403
Energy	47,841,007	—	—	47,841,007
Financials	178,688,269	—	—	178,688,269
Health Care	110,042,977	—	—	110,042,977
Industrials	123,480,236	—	—	123,480,236
Information Technology	139,625,655	—	—	139,625,655
Materials	37,592,470	—	—	37,592,470
Telecommunication Services	6,973,627	—	—	6,973,627
Utilities	29,352,712	—	—	29,352,712
Corporate Bonds
Financials	—	16,056	—	16,056
Futures	301,085	—	—	301,085
Rights
Financials	—	—	10,954	10,954
Health Care	—	—	9,500	9,500
Warrants
Energy	—	—	—	—

Total Assets	$815,801,175	$16,056	$20,454	$815,837,685

Total Liabilities	$—	$—	$—	$—

Total	$815,801,175	$16,056	$20,454	$815,837,685

(a) A Security with a market value of $1,488,548 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Materials††	Investments in Rights-Financials	Investments in Rights-Healthcare

Balance as of 12/31/11	$—	$—	$9,500
Total gains or losses (realized/unrealized) included in earnings	—	(133,366)	—
Purchases	—	144,320	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$—	$10,954	$9,500

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$(133,366)	$—

††	Security held with $0 market value.

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	301,085	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$301,085

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	343,182	—	—	343,182
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$343,182	$—	$—	$343,182

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	201,739	—	—	201,739
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$201,739	$—	$—	$201,739

The Portfolio held futures contracts with an average notional balance of approximately $5,839,000 during the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$73,807,544
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$112,226,256

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$273,388,440
Aggregate gross unrealized depreciation	(61,580,917)

Net unrealized appreciation	$211,807,523

Federal income tax cost of investments	$603,729,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $598,143,939)	$815,536,600
Cash	13,352,723
Foreign cash (Cost $11,112)	11,175
Receivable for securities sold	22,732,649
Dividends, interest and other receivables	989,972
Receivable from Separate Accounts for Trust shares sold	759,308
Due from broker for futures variation margin	254,892
Other assets	9,541

Total assets	853,646,860

LIABILITIES
Payable for securities purchased	20,852,534
Payable to Separate Accounts for Trust shares redeemed	372,500
Investment management fees payable	162,584
Distribution fees payable - Class IB	136,386
Administrative fees payable	68,382
Distribution fees payable - Class IA	10,435
Accrued expenses	134,088

Total liabilities	21,736,909

NET ASSETS	$831,909,951

Net assets were comprised of:
Paid in capital	$577,915,480
Accumulated undistributed net investment income (loss)	5,714,707
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	30,585,955
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	217,693,809

Net assets	$831,909,951

Class IA
Net asset value, offering and redemption price per share, $53,228,553 / 5,433,300 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.80

Class IB
Net asset value, offering and redemption price per share, $694,837,307 / 70,895,312 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.80

Class K
Net asset value, offering and redemption price per share, $83,844,091 / 8,547,850 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.81

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,752 foreign withholding tax)	$7,010,373
Interest	2,971

Total income	7,013,344

EXPENSES
Investment management fees	1,043,272
Distribution fees - Class IB	876,307
Administrative fees	438,964
Distribution fees - Class IA	67,947
Printing and mailing expenses	44,238
Professional fees	31,021
Trustees’ fees	11,831
Miscellaneous	6,202

Total expenses	2,519,782

NET INVESTMENT INCOME (LOSS)	4,493,562

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	36,005,195
Futures	343,182
Foreign currency transactions	56

Net realized gain (loss)	36,348,433

Change in unrealized appreciation (depreciation) on:
Securities	23,095,579
Futures	201,739
Foreign currency translations	63

Net change in unrealized appreciation (depreciation)	23,297,381

NET REALIZED AND UNREALIZED GAIN (LOSS)	59,645,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,139,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,493,562	$5,675,515
Net realized gain (loss) on investments, futures and foreign currency transactions	36,348,433	77,880,168
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	23,297,381	(116,116,314)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	64,139,376	(32,560,631)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(535,607)
Class IB	—	(4,748,103)
Class K†	—	(773,675)

	—	(6,057,385)

Distributions from net realized capital gains
Class IA	—	(5,121,742)
Class IB	—	(60,791,609)
Class K†	—	(7,398,271)

	—	(73,311,622)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(79,369,007)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 582,107 and 2,081,423 shares, respectively ]	5,625,348	21,500,872
Capital shares issued in reinvestment of dividends and distributions [ 0 and 646,497 shares, respectively ]	—	5,657,349
Capital shares repurchased [ (1,356,072) and (10,428,101) shares, respectively ]	(13,266,647)	(100,984,147	)(z)

Total Class IA transactions	(7,641,299)	(73,825,926)

Class IB
Capital shares sold [ 3,341,185 and 6,709,868 shares, respectively ]	32,711,985	68,723,792
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,485,495 shares, respectively ]	—	65,539,712
Capital shares repurchased [ (5,953,847) and (13,139,968) shares, respectively ]	(57,969,253)	(137,192,840)

Total Class IB transactions	(25,257,268)	(2,929,336)

Class K†
Capital shares sold [ 805,986 and 8,369,827 shares, respectively ]	7,761,692	79,874,524	(z)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 933,855 shares, respectively ]	—	8,171,946
Capital shares repurchased [ (1,005,998) and (555,820) shares, respectively ]	(9,764,884)	(5,216,061)

Total Class K transactions	(2,003,192)	82,830,409

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,901,759)	6,075,147

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,237,617	(105,854,491)
NET ASSETS:
Beginning of period	802,672,334	908,526,825

End of period (a)	$831,909,951	$802,672,334

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,714,707	$1,221,145

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Small Company Index Portfolio exchanged approximately 6,595,056 Class IA shares for approximately 6,595,056 Class K shares. This exchange amounted to approximately $61,858,685.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO(kk)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009		2008		2007
Net asset value, beginning of period	$9.07	$10.52	$8.43	$6.77		$11.61		$13.01

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.09 (e)	0.11 (e)	0.07	(e)	0.14	(e)	0.18 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.68	(0.52)	2.10	1.71		(4.06)		(0.43)

Total from investment operations	0.73	(0.43)	2.21	1.78		(3.92)		(0.25)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.12)	(0.11)		(0.10)		(0.21)
Distributions from net realized gains	—	(0.92)	—	—		(0.82)		(0.94)
Return of capital	—	—	—	(0.01)		—		—

Total dividends and distributions	—	(1.02)	(0.12)	(0.12)		(0.92)		(1.15)

Net asset value, end of period	$9.80	$9.07	$10.52	$8.43		$6.77		$11.61

Total return (b)	8.05%	(3.79)%	26.18%	26.36%		(33.94)%		(1.55)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,229	$56,302	$146,261	$146,628		$216,594		$130,825
Ratio of expenses to average net assets (a)	0.63%	0.37%	0.37%	0.39%		0.45%		0.39%
Ratio of net investment income (loss) to average net assets (a)	1.04%	0.84%	1.22%	1.07%		1.61%		1.36%
Portfolio turnover rate	9%	18%	18%	38%		48%		32%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009		2008		2007
Net asset value, beginning of period	$9.07	$10.52	$8.43	$6.77		$11.61		$13.01

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.06 (e)	0.09 (e)	0.06	(e)	0.11	(e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.68	(0.52)	2.09	1.70		(4.05)		(0.42)

Total from investment operations	0.73	(0.46)	2.18	1.76		(3.94)		(0.28)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.09)	(0.09)		(0.08)		(0.18)
Distributions from net realized gains	—	(0.92)	—	—		(0.82)		(0.94)
Return of capital	—	—	—	(0.01)		—		—

Total dividends and distributions	—	(0.99)	(0.09)	(0.10)		(0.90)		(1.12)

Net asset value, end of period	$9.80	$9.07	$10.52	$8.43		$6.77		$11.61

Total return (b)	8.05%	(4.04)%	25.87%	26.04%		(34.12)%		(1.82)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$694,837	$667,025	$762,265	$648,557		$430,688		$669,947
Ratio of expenses to average net assets (a)	0.63%	0.62%	0.62%	0.64	%(c)	0.70	%(c)	0.64%
Ratio of net investment income (loss) to average net assets (a)	1.05%	0.61%	1.01%	0.90%		1.13%		1.04%
Portfolio turnover rate	9%	18%	18%	38%		48%		32%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO(kk)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.07	$9.14

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.68	0.91

Total from investment operations	0.74	0.95

Less distributions:
Dividends from net investment income	—	(0.10)
Distributions from net realized gains	—	(0.92)

Total dividends and distributions	—	(1.02)

Net asset value, end of period	$9.81	$9.07

Total return (b)	8.16%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83,844	$79,345
Ratio of expenses to average net assets (a)	0.38%	0.37%
Ratio of net investment income (loss) to average net assets (a)	1.29%	1.05%
Portfolio turnover rate	9%	18%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(kk)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Small Company Index II Portfolio that followed the same objectives as this portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Small Company Index Portfolio.

See Notes to Financial Statements.

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	34.8%
Consumer Discretionary	21.2
Industrials	12.9
Health Care	9.1
Financials	6.0
Energy	3.6
Materials	3.3
Telecommunication Services	2.7
Consumer Staples	2.6
Cash and Other	3.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,132.50	$6.16
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.83
Class IB
Actual	1,000.00	1,132.40	6.17
Hypothetical (5% average return before expenses)	1,000.00	1,019.08	5.84
Class K
Actual	1,000.00	1,134.00	4.84
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.58

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.16%, 1.16% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (21.2%)
Automobiles (0.4%)
Harley-Davidson, Inc.	71,000	$3,246,830

Hotels, Restaurants & Leisure (6.5%)
Carnival plc	105,338	3,604,692
Chipotle Mexican Grill, Inc.*	21,400	8,130,930
Las Vegas Sands Corp.	154,500	6,719,205
Marriott International, Inc., Class A	172,209	6,750,593
MGM Resorts International*	162,200	1,810,152
Starbucks Corp.	333,500	17,782,220
Starwood Hotels & Resorts Worldwide, Inc.	116,100	6,157,944
Yum! Brands, Inc.	90,000	5,797,800

		56,753,536

Household Durables (0.9%)
D.R. Horton, Inc.	149,600	2,749,648
Lennar Corp., Class A	84,100	2,599,531
NVR, Inc.*	3,400	2,890,000

		8,239,179

Internet & Catalog Retail (7.0%)
Amazon.com, Inc.*	137,500	31,398,125
Groupon, Inc.*	246,900	2,624,547
priceline.com, Inc.*	40,600	26,979,512

		61,002,184

Media (0.9%)
Walt Disney Co.	163,800	7,944,300

Multiline Retail (0.4%)
Dollar Tree, Inc.*	56,100	3,018,180

Specialty Retail (2.8%)
AutoZone, Inc.*	18,000	6,609,060
CarMax, Inc.*	163,800	4,248,972
Home Depot, Inc.	134,000	7,100,660
Ross Stores, Inc.	81,000	5,060,070
Tractor Supply Co.	17,700	1,470,162

		24,488,924

Textiles, Apparel & Luxury Goods (2.3%)
Coach, Inc.	31,800	1,859,664
Fossil, Inc.*	41,860	3,203,965
NIKE, Inc., Class B	100,200	8,795,556
Prada S.p.A.	478,000	3,248,503
Ralph Lauren Corp.	23,600	3,305,416

		20,413,104

Total Consumer Discretionary		185,106,237

Consumer Staples (2.6%)
Beverages (0.5%)
Monster Beverage Corp.*	61,200	4,357,440

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	74,000	7,030,000
CVS Caremark Corp.	165,100	7,715,123
Whole Foods Market, Inc.	35,700	3,402,924

		18,148,047

Total Consumer Staples		22,505,487

Energy (3.6%)
Energy Equipment & Services (1.4%)
FMC Technologies, Inc.*	134,200	$5,264,666
Schlumberger Ltd.	106,500	6,912,915

		12,177,581

Oil, Gas & Consumable Fuels (2.2%)
EOG Resources, Inc.	64,200	5,785,062
Occidental Petroleum Corp.	63,100	5,412,087
Range Resources Corp.	52,500	3,248,175
Williams Cos., Inc.	177,300	5,109,786

		19,555,110

Total Energy		31,732,691

Financials (6.0%)
Capital Markets (1.6%)
Franklin Resources, Inc.	67,800	7,525,122
Invesco Ltd.	271,500	6,135,900

		13,661,022

Commercial Banks (0.4%)
U.S. Bancorp	104,200	3,351,072

Consumer Finance (1.4%)
American Express Co.	207,000	12,049,470

Diversified Financial Services (0.4%)
IntercontinentalExchange, Inc.*	29,500	4,011,410

Real Estate Investment Trusts (REITs) (2.2%)
American Tower Corp. (REIT)	279,400	19,532,854

Total Financials		52,605,828

Health Care (9.1%)
Biotechnology (3.0%)
Alexion Pharmaceuticals, Inc.*	68,200	6,772,260
Biogen Idec, Inc.*	47,100	6,800,298
Celgene Corp.*	45,100	2,893,616
Gilead Sciences, Inc.*	98,900	5,071,592
Human Genome Sciences, Inc.*	41,100	539,643
Regeneron Pharmaceuticals, Inc.*	19,600	2,238,712
Vertex Pharmaceuticals, Inc.*	37,900	2,119,368

		26,435,489

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	37,900	2,014,385
Covidien plc	16,300	872,050
Edwards Lifesciences Corp.*	54,050	5,583,365
Stryker Corp.	98,000	5,399,800

		13,869,600

Health Care Providers & Services (3.0%)
Catalyst Health Solutions, Inc.*	23,100	2,158,464
Express Scripts Holding Co.*	132,700	7,408,641
McKesson Corp.	107,500	10,078,125
UnitedHealth Group, Inc.	102,900	6,019,650

		25,664,880

Health Care Technology (0.3%)
SXC Health Solutions Corp.*	29,500	2,926,695

Pharmaceuticals (1.2%)
Allergan, Inc.	39,500	3,656,515
Novo Nordisk A/S, Class B	18,327	2,651,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Valeant Pharmaceuticals International, Inc.*	89,600	$4,013,184

		10,321,085

Total Health Care		79,217,749

Industrials (12.9%)
Aerospace & Defense (2.3%)
Boeing Co.	81,900	6,085,170
Precision Castparts Corp.	86,600	14,244,834

		20,330,004

Air Freight & Logistics (2.1%)
FedEx Corp.	98,800	9,051,068
United Parcel Service, Inc., Class B	121,000	9,529,960

		18,581,028

Airlines (0.3%)
United Continental Holdings, Inc.*	92,700	2,255,391

Electrical Equipment (0.7%)
Babcock & Wilcox Co.*	82,850	2,029,825
Roper Industries, Inc.	43,600	4,298,088

		6,327,913

Industrial Conglomerates (2.8%)
Danaher Corp.	468,800	24,415,104

Machinery (0.4%)
Deere & Co.	40,500	3,275,235

Professional Services (0.5%)
IHS, Inc., Class A*	41,900	4,513,887

Road & Rail (2.2%)
J.B. Hunt Transport Services, Inc.	74,900	4,464,040
Kansas City Southern	83,000	5,773,480
Union Pacific Corp.	75,200	8,972,112

		19,209,632

Trading Companies & Distributors (1.6%)
Fastenal Co.	260,400	10,496,724
W.W. Grainger, Inc.	17,300	3,308,452

		13,805,176

Total Industrials		112,713,370

Information Technology (34.8%)
Communications Equipment (3.3%)
Juniper Networks, Inc.*	420,300	6,855,093
QUALCOMM, Inc.	390,800	21,759,744

		28,614,837

Computers & Peripherals (12.3%)
Apple, Inc.*	173,000	101,032,000
EMC Corp.*	250,600	6,422,878

		107,454,878

Electronic Equipment, Instruments & Components (0.4%)
Trimble Navigation Ltd.*	84,000	3,864,840

Internet Software & Services (8.8%)
Akamai Technologies, Inc.*	124,900	$3,965,575
Baidu, Inc. (ADR)*	107,400	12,348,852
eBay, Inc.*	320,600	13,468,406
Google, Inc., Class A*	56,900	33,005,983
LinkedIn Corp., Class A*	56,000	5,951,120
Tencent Holdings Ltd.	265,700	7,846,256

		76,586,192

IT Services (6.3%)
Accenture plc, Class A	152,000	9,133,680
Mastercard, Inc., Class A	58,900	25,333,479
Teradata Corp.*	65,400	4,709,454
Visa, Inc., Class A	128,800	15,923,544

		55,100,157

Semiconductors & Semiconductor Equipment (0.8%)
Broadcom Corp., Class A*	193,000	6,523,400

Software (2.9%)
Autodesk, Inc.*	95,300	3,334,547
Check Point Software Technologies Ltd.*	65,800	3,263,022
Informatica Corp.*	94,000	3,981,840
Nuance Communications, Inc.*	185,900	4,428,138
Red Hat, Inc.*	97,400	5,501,152
Salesforce.com, Inc.*	34,300	4,742,318

		25,251,017

Total Information Technology		303,395,321

Materials (3.3%)
Chemicals (3.3%)
Ecolab, Inc.	36,300	2,487,639
Praxair, Inc.	166,000	18,049,180
Sherwin-Williams Co.	59,800	7,914,530

Total Materials		28,451,349

Telecommunication Services (2.7%)
Wireless Telecommunication Services (2.7%)
Crown Castle International Corp.*	393,300	23,070,978

Total Telecommunication Services		23,070,978

Total Investments (96.2%) (Cost $584,924,511)		838,799,010
Other Assets Less Liabilities (3.8%)		32,930,484

Net Assets (100%)		$871,729,494

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$178,253,042	$6,853,195	$—	$185,106,237
Consumer Staples	22,505,487	—	—	22,505,487
Energy	31,732,691	—	—	31,732,691
Financials	52,605,828	—	—	52,605,828
Health Care	76,566,363	2,651,386	—	79,217,749
Industrials	112,713,370	—	—	112,713,370
Information Technology	295,549,065	7,846,256	—	303,395,321
Materials	28,451,349	—	—	28,451,349
Telecommunication Services	23,070,978	—	—	23,070,978

Total Assets	$821,448,173	$17,350,837	$—	$838,799,010

Total Liabilities	$—	$—	$—	$—

Total	$821,448,173	$17,350,837	$—	$838,799,010

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$186,323,922
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$152,788,753

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265,771,868
Aggregate gross unrealized depreciation	(13,609,019)

Net unrealized appreciation	$252,162,849

Federal income tax cost of investments	$586,636,161

For the six months ended June 30, 2012, the Portfolio incurred approximately $3,247 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $164,103,119 of which $17,890,565 expires in the year 2012, $63,200,966 expires in the year 2016 and $83,011,588 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $584,924,511)	$838,799,010
Cash	37,595,632
Foreign cash (Cost $6)	6
Receivable for securities sold	999,178
Dividends, interest and other receivables	449,052
Receivable from Separate Accounts for Trust shares sold	434,255
Other assets	6,522

Total assets	878,283,655

LIABILITIES
Payable for securities purchased	4,985,169
Payable to Separate Accounts for Trust shares redeemed	766,731
Investment management fees payable	537,213
Distribution fees payable - Class IB	158,450
Administrative fees payable	72,894
Distribution fees payable - Class IA	3,483
Trustees’ fees payable	96
Accrued expenses	30,125

Total liabilities	6,554,161

NET ASSETS	$871,729,494

Net assets were comprised of:
Paid in capital	$797,453,959
Accumulated undistributed net investment income (loss)	(1,944,894)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(177,654,416)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	253,874,845

Net assets	$871,729,494

Class IA
Net asset value, offering and redemption price per share, $17,875,902 / 774,602 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.08

Class IB
Net asset value, offering and redemption price per share, $792,506,590 / 34,696,857 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.84

Class K
Net asset value, offering and redemption price per share, $61,347,002 / 2,654,906 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $6,814 foreign withholding tax)	$2,776,431
Interest	7,562

Total income	2,783,993

EXPENSES
Investment management fees	3,203,525
Distribution fees - Class IB	957,158
Administrative fees	436,647
Recoupment fees	45,006
Printing and mailing expenses	43,284
Professional fees	32,222
Distribution fees - Class IA	19,099
Custodian fees	12,929
Trustees’ fees	11,411
Miscellaneous	9,236

Total expenses	4,770,517

NET INVESTMENT INCOME (LOSS)	(1,986,524)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(4,768,258)
Foreign currency transactions	(6,150)

Net realized gain (loss)	(4,774,408)

Change in unrealized appreciation (depreciation) on:
Securities	101,477,986
Foreign currency translations	350

Net change in unrealized appreciation (depreciation)	101,478,336

NET REALIZED AND UNREALIZED GAIN (LOSS)	96,703,928

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,717,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,986,524)	$(2,984,644)
Net realized gain (loss) on investments and foreign currency transactions	(4,774,408)	6,550,610
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	101,478,336	(18,589,364)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	94,717,404	(15,023,398)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 253,474 and 716,632 shares, respectively ]	5,867,405	14,996,207
Capital shares repurchased [ (57,731) and (2,350,617) shares, respectively ]	(1,336,672)	(48,782,581	)(y)

Total Class IA transactions	4,530,733	(33,786,374)

Class IB
Capital shares sold [ 3,653,697 and 5,964,129 shares, respectively ]	83,862,567	123,865,170
Capital shares repurchased [ (2,335,314) and (6,083,888) shares, respectively ]	(52,767,745)	(125,829,640)

Total Class IB transactions	31,094,822	(1,964,470)

Class K†
Capital shares sold [ 908,231 and 1,938,088 shares, respectively ]	21,213,709	40,254,289	(y)
Capital shares repurchased [ (169,458) and (21,955) shares, respectively ]	(3,907,561)	(448,306)

Total Class K transactions	17,306,148	39,805,983

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	52,931,703	4,055,139

TOTAL INCREASE (DECREASE) IN NET ASSETS	147,649,107	(10,968,259)
NET ASSETS:
Beginning of period	724,080,387	735,048,646

End of period (a)	$871,729,494	$724,080,387

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,944,894)	$41,630

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the EQ/T. Rowe Price Growth Stock Portfolio exchanged approximately 1,931,202 Class IA shares for approximately 1,931,219 Class K shares. This exchange amounted to approximately $40,116,672.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO(g)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,							May 16, 2007* to December 31, 2007
Class IA			2011		2010		2009	2008
Net asset value, beginning of period	$20.38		$20.73		$17.78		$12.45	$21.45		$22.76

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(e)	(0.04	)(e)	(0.03	)(e)	0.01 (e)	0.05	(e)	0.09 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.76		(0.31)		2.99		5.33	(9.05)		(0.09)

Total from investment operations	2.70		(0.35)		2.96		5.34	(9.00)		— #

Less distributions:
Dividends from net investment income	—		—		(0.01)		(0.01)	—	#	(0.07)
Distributions from net realized gains	—		—		—		—	—	#	(1.24)

Total dividends and distributions	—		—		(0.01)		(0.01)	—	#	(1.31)

Net asset value, end of period	$23.08		$20.38		$20.73		$17.78	$12.45		$21.45

Total return (b)	13.25%		(1.69)%		16.65%		42.89%	(41.94	)%(cc)	0.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,876		$11,796		$45,882		$34,587	$22,030		$1,219
Ratio of expenses to average net assets:
After waivers (a)	1.16%		0.90%		0.91%		0.94%	0.91%		0.90%
After waivers and fees paid indirectly (a)	1.16%		0.90%		0.91%		0.94%	0.91%		0.62%
Before waivers and fees paid indirectly (a)	1.16%		0.90%		0.91%		0.96%	0.96%		0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.49)%		(0.18)%		(0.15)%		0.04%	0.30%		0.33%
After waivers and fees paid indirectly (a)	(0.49)%		(0.18)%		(0.15)%		0.04%	0.30%		0.61%
Before waivers and fees paid indirectly (a)	(0.49)%		(0.18)%		(0.15)%		0.02%	0.25%		0.30%
Portfolio turnover rate	19%		32%		41%		52%	54%		169%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO(g)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class IB			2011		2010		2009		2008		2007
Net asset value, beginning of period	$20.17		$20.57		$17.67		$12.41		$21.44		$21.20

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(e)	(0.09	)(e)	(0.07	)(e)	(0.03	)(e)	—	#(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.73		(0.31)		2.97		5.29		(9.03)		1.48

Total from investment operations	2.67		(0.40)		2.90		5.26		(9.03)		1.50

Less distributions:
Dividends from net investment income	—		—		—		—		—	#	(0.02)
Distributions from net realized gains	—		—		—		—		—	#	(1.24)

Total dividends and distributions	—		—		—		—		—	#	(1.26)

Net asset value, end of period	$22.84		$20.17		$20.57		$17.67		$12.41		$21.44

Total return (b)	13.24%		(1.94)%		16.41%		42.39%		(42.10	)%(dd)	7.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$792,507		$673,234		$689,166		$555,545		$328,374		$590,564
Ratio of expenses to average net assets:
After waivers (a)	1.16%		1.15	%(c)	1.16%		1.19%		1.16%		1.15%
After waivers and fees paid indirectly (a)	1.16%		1.15	%(c)	1.16%		1.19%		1.16%		0.87	%(c)
Before waivers and fees paid indirectly (a)	1.16%		1.15	%(c)	1.16%		1.21%		1.21	%(c)	1.18	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.49)%		(0.41)%		(0.40)%		(0.21)%		0.02%		(0.10)%
After waivers and fees paid indirectly (a)	(0.49)%		(0.41)%		(0.40)%		(0.21)%		0.02%		0.10%
Before waivers and fees paid indirectly (a)	(0.49)%		(0.41)%		(0.40)%		(0.23)%		(0.02)%		(0.14)%
Portfolio turnover rate	19%		32%		41%		52%		54%		169%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO(g)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$20.38		$20.57

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.76		(0.20)

Total from investment operations	2.73		(0.19)

Net asset value, end of period	$23.11		$20.38

Total return (b)	13.40%		(0.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,347		$39,050
Ratio of expenses to average net assets:
After waivers (a)	0.91%		0.96%
After waivers and fees paid indirectly (a)	0.91%		0.96%
Before waivers and fees paid indirectly (a)	0.91%		0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.23)%		0.32%
After waivers and fees paid indirectly (a)	(0.23)%		0.32%
Before waivers and fees paid indirectly (a)	(0.23)%		0.32%
Portfolio turnover rate	19%		32%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(g)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Janus Large Cap Growth Portfolio that followed the same objectives of this Portfolio.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.04)%.
(dd)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.20)%.

See Notes to Financial Statements.

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	14.5%
Health Care	12.5
Information Technology	10.7
Consumer Discretionary	9.9
Energy	8.8
Industrials	8.7
Consumer Staples	5.1
Telecommunication Services	4.8
Materials	3.7
Utilities	1.1
Cash and Other	20.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,059.30	$5.94
Hypothetical (5% average return before expenses)	1,000.00	1,019.10	5.82
Class IB
Actual	1,000.00	1,059.30	5.94
Hypothetical (5% average return before expenses)	1,000.00	1,019.10	5.82
Class K
Actual	1,000.00	1,060.60	4.66
Hypothetical (5% average return before expenses)	1,000.00	1,020.34	4.57

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.16%, 1.16% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (0.8%)
Aisin Seiki Co., Ltd.	1,700	$56,571
BorgWarner, Inc.*	1,008	66,115
Bridgestone Corp.	5,700	130,745
Cie Generale des Etablissements Michelin	42,332	2,768,711
Continental AG	690	57,518
Denso Corp.	4,200	143,006
GKN plc	13,409	38,181
Goodyear Tire & Rubber Co.*	2,016	23,809
Hyundai Mobis	6,859	1,660,394
Johnson Controls, Inc.	5,768	159,831
Koito Manufacturing Co., Ltd.	1,000	14,005
NGK Spark Plug Co., Ltd.	2,000	26,406
NHK Spring Co., Ltd.	1,400	15,074
NOK Corp.	900	19,165
Nokian Renkaat Oyj	958	36,513
Pirelli & C. S.p.A.	2,049	21,614
Stanley Electric Co., Ltd.	1,100	16,980
Sumitomo Rubber Industries Ltd.	1,400	18,240
Toyoda Gosei Co., Ltd.	600	13,795
Toyota Boshoku Corp.	700	8,495
Toyota Industries Corp.	1,400	39,999

		5,335,167

Automobiles (1.3%)
Bayerische Motoren Werke (BMW) AG	2,859	207,157
Bayerische Motoren Werke (BMW) AG (Preference)	448	22,102
Daihatsu Motor Co., Ltd.	2,000	35,037
Daimler AG (Registered)	7,830	352,146
Fiat S.p.A.*	7,802	39,479
Ford Motor Co.	32,141	308,232
Fuji Heavy Industries Ltd.	5,000	40,359
Harley-Davidson, Inc.	1,950	89,174
Honda Motor Co., Ltd.	14,100	491,168
Isuzu Motors Ltd.	10,000	53,463
Mazda Motor Corp.*	21,100	28,640
Mitsubishi Motors Corp.*	34,000	34,212
Nissan Motor Co., Ltd.	225,720	2,137,726
Peugeot S.A.*	1,996	19,739
Porsche Automobil Holding SE (Preference)	1,322	65,830
Renault S.A.	1,660	66,559
Suzuki Motor Corp.	3,100	63,543
Toyota Motor Corp.	107,930	4,350,181
Volkswagen AG	254	38,322
Volkswagen AG (Preference)	1,249	198,026
Yamaha Motor Co., Ltd.	2,400	22,897

		8,663,992

Distributors (0.0%)
Genuine Parts Co.	1,305	78,626
Jardine Cycle & Carriage Ltd.	1,000	36,895
Li & Fung Ltd.	50,000	97,023

		212,544

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	909	32,897
Benesse Holdings, Inc.	600	26,825

DeVry, Inc.	511	$15,825
H&R Block, Inc.	2,555	40,829

		116,376

Hotels, Restaurants & Leisure (0.4%)
Accor S.A.	1,276	40,174
Autogrill S.p.A.	893	8,110
Carnival Corp.	3,859	132,248
Carnival plc	1,569	53,692
Chipotle Mexican Grill, Inc.*	269	102,207
Compass Group plc	16,369	171,698
Crown Ltd.	3,470	30,311
Darden Restaurants, Inc.	1,066	53,972
Echo Entertainment Group Ltd.	6,438	28,242
Galaxy Entertainment Group Ltd.*	13,000	32,654
Genting Singapore plc	52,942	59,414
InterContinental Hotels Group plc	2,517	60,830
International Game Technology	2,468	38,871
Marriott International, Inc., Class A	2,246	88,043
McDonald’s Corp.	8,557	757,551
McDonald’s Holdings Co. Japan Ltd.	573	16,122
MGM China Holdings Ltd.	8,400	12,919
OPAP S.A.	2,171	13,662
Oriental Land Co., Ltd.	400	45,747
Sands China Ltd.	20,796	66,617
Shangri-La Asia Ltd.	13,000	24,932
SJM Holdings Ltd.	17,000	31,719
SKYCITY Entertainment Group Ltd.	4,996	13,641
Sodexo S.A.	816	63,581
Starbucks Corp.	6,370	339,648
Starwood Hotels & Resorts Worldwide, Inc.	1,670	88,577
TABCORP Holdings Ltd.	6,400	19,285
Tatts Group Ltd.	11,657	31,424
TUI Travel plc	3,893	10,388
Whitbread plc	1,541	49,175
Wyndham Worldwide Corp.	1,247	65,767
Wynn Macau Ltd.	13,600	31,979
Wynn Resorts Ltd.	668	69,285
Yum! Brands, Inc.	3,867	249,112

		2,901,597

Household Durables (0.1%)
Casio Computer Co., Ltd.	1,800	11,802
D.R. Horton, Inc.	2,319	42,623
Electrolux AB	2,072	41,370
Harman International Industries, Inc.	576	22,810
Husqvarna AB, Class B	3,493	16,536
Leggett & Platt, Inc.	1,213	25,631
Lennar Corp., Class A	1,333	41,203
Newell Rubbermaid, Inc.	2,412	43,754
Panasonic Corp.	19,100	155,351
PulteGroup, Inc.*	2,790	29,853
Rinnai Corp.	300	20,669
Sekisui Chemical Co., Ltd.	4,000	37,249
Sekisui House Ltd.	5,000	47,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Sharp Corp.	9,000	$45,686
Sony Corp.	8,700	123,806
Whirlpool Corp.	629	38,470

		744,003

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,037	693,499
Expedia, Inc.	724	34,803
Netflix, Inc.*	458	31,359
priceline.com, Inc.*	423	281,092
Rakuten, Inc.	6,300	65,241
TripAdvisor, Inc.*	830	37,093

		1,143,087

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	1,009	34,175
Mattel, Inc.	2,894	93,881
Namco Bandai Holdings, Inc.	1,600	21,993
Nikon Corp.	3,000	91,138
Sankyo Co., Ltd.	400	19,516
Sega Sammy Holdings, Inc.	1,800	36,610
Shimano, Inc.	600	39,246
Yamaha Corp.	1,400	14,406

		350,965

Media (4.0%)
Axel Springer AG	343	14,749
British Sky Broadcasting Group plc	9,686	105,714
Cablevision Systems Corp. - New York Group, Class A	1,930	25,650
CBS Corp., Class B	5,413	177,438
Comcast Corp. (NASDAQ), Class A	228,150	7,163,910
Comcast Corp., Class A	22,720	726,358
Dentsu, Inc.	1,561	46,178
DIRECTV, Class A*	5,535	270,219
Discovery Communications, Inc., Class A*	2,180	117,720
Eutelsat Communications S.A.	1,148	35,297
Fairfax Media Ltd.	19,516	11,173
Gannett Co., Inc.	1,990	29,313
Hakuhodo DY Holdings, Inc.	200	13,242
Interpublic Group of Cos., Inc.	3,694	40,080
ITV plc	32,020	38,652
J.C. Decaux S.A.	526	11,607
Jupiter Telecommunications Co., Ltd.	18	18,375
Kabel Deutschland Holding AG*	780	48,542
Lagardere S.C.A.	1,023	28,561
McGraw-Hill Cos., Inc.	2,353	105,885
Mediaset S.p.A.	5,638	9,864
Modern Times Group AB, Class B	396	18,378
News Corp., Class A	177,000	3,945,330
Omnicom Group, Inc.	2,271	110,371
Pearson plc	7,065	140,319
ProSiebenSat.1 Media AG (Preference)	753	16,809
Publicis Groupe S.A.	1,265	57,850
Reed Elsevier N.V.	143,191	1,638,008
Reed Elsevier plc	10,544	84,589

Scripps Networks Interactive, Inc., Class A	755	$42,929
SES S.A. (FDR)	2,461	58,196
Singapore Press Holdings Ltd.	14,000	43,230
Time Warner Cable, Inc.	56,451	4,634,627
Time Warner, Inc.	55,616	2,141,216
Toho Co., Ltd.	1,000	17,273
Viacom, Inc., Class B	41,959	1,972,912
Walt Disney Co.	43,675	2,118,237
Washington Post Co., Class B	45	16,822
Wolters Kluwer N.V.	2,622	41,741
WPP plc	10,906	132,555

		26,269,919

Multiline Retail (0.8%)
Big Lots, Inc.*	548	22,353
Dollar Tree, Inc.*	1,920	103,296
Family Dollar Stores, Inc.	1,004	66,746
Harvey Norman Holdings Ltd.	5,254	10,582
Isetan Mitsukoshi Holdings Ltd.	3,100	32,884
J. Front Retailing Co., Ltd.	4,000	20,097
J.C. Penney Co., Inc.	1,194	27,832
Kohl’s Corp.	2,010	91,435
Lifestyle International Holdings Ltd.	4,500	9,905
Macy’s, Inc.	45,830	1,574,260
Marks & Spencer Group plc	13,873	70,923
Marui Group Co., Ltd.	1,900	14,501
Next plc	1,455	72,959
Nordstrom, Inc.	1,317	65,442
PPR S.A.	657	93,819
Sears Holdings Corp.*	321	19,164
Takashimaya Co., Ltd.	2,000	15,356
Target Corp.	48,197	2,804,583

		5,116,137

Specialty Retail (2.0%)
ABC-Mart, Inc.	200	7,475
Abercrombie & Fitch Co., Class A	47,618	1,625,678
AutoNation, Inc.*	414	14,606
AutoZone, Inc.*	230	84,449
Bed Bath & Beyond, Inc.*	1,979	122,302
Best Buy Co., Inc.	2,352	49,298
CarMax, Inc.*	1,872	48,560
Fast Retailing Co., Ltd.	500	100,374
GameStop Corp., Class A	1,078	19,792
Gap, Inc.	2,731	74,720
Hennes & Mauritz AB, Class B	8,200	294,813
Home Depot, Inc.	53,332	2,826,063
Inditex S.A.	21,017	2,173,782
Kingfisher plc	884,514	3,999,342
Limited Brands, Inc.	2,066	87,867
Lowe’s Cos., Inc.	9,943	282,779
Nitori Holdings Co., Ltd.	300	28,408
O’Reilly Automotive, Inc.*	1,076	90,137
Ross Stores, Inc.	1,930	120,567
Sanrio Co., Ltd.	400	14,579
Shimamura Co., Ltd.	200	23,134
Staples, Inc.	5,971	77,922
Tiffany & Co.	1,046	55,386
TJX Cos., Inc.	6,254	268,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Urban Outfitters, Inc.*	906	$24,997
USS Co., Ltd.	4,170	450,433
Yamada Denki Co., Ltd.	750	38,280

		13,004,227

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	1,806	129,532
Asics Corp.	1,200	15,247
Burberry Group plc	3,790	79,056
Christian Dior S.A.	471	64,866
Cie Financiere Richemont S.A., Class A	4,508	247,401
Coach, Inc.	2,431	142,165
Fossil, Inc.*	436	33,372
Hugo Boss AG	178	17,606
Luxottica Group S.p.A.	1,010	35,414
LVMH Moet Hennessy Louis Vuitton S.A.	2,194	334,406
NIKE, Inc., Class B	3,116	273,523
Ralph Lauren Corp.	540	75,632
Swatch Group AG	266	105,246
Swatch Group AG (Registered)	373	25,951
VF Corp.	714	95,283
Yue Yuen Industrial Holdings Ltd.	6,500	20,461

		1,695,161

Total Consumer Discretionary		65,553,175

Consumer Staples (5.1%)
Beverages (0.8%)
Anheuser-Busch InBev N.V.	6,944	539,846
Asahi Group Holdings Ltd.	3,400	73,024
Beam, Inc.	1,349	84,299
Brown-Forman Corp., Class B	856	82,904
Carlsberg A/S, Class B	923	72,730
Coca Cola Hellenic Bottling Co. S.A.*	1,740	30,868
Coca-Cola Amatil Ltd.	4,928	67,684
Coca-Cola Co.	19,088	1,492,491
Coca-Cola Enterprises, Inc.	2,573	72,147
Coca-Cola West Co., Ltd.	600	10,462
Constellation Brands, Inc., Class A*	1,476	39,941
Diageo plc	21,626	556,334
Dr. Pepper Snapple Group, Inc.	1,746	76,387
Heineken Holding N.V.	872	39,029
Heineken N.V.	1,989	103,895
Kirin Holdings Co., Ltd.	8,000	94,286
Molson Coors Brewing Co., Class B	1,306	54,343
Monster Beverage Corp.*	1,294	92,133
PepsiCo, Inc.	13,245	935,892
Pernod-Ricard S.A.	1,830	195,767
Remy Cointreau S.A.	192	21,035
SABMiller plc	8,249	331,340

		5,066,837

Food & Staples Retailing (2.0%)
Aeon Co., Ltd.	5,200	64,818
Carrefour S.A.	4,991	92,223
Casino Guichard Perrachon S.A.	479	42,059

Colruyt S.A.	650	$28,965
Costco Wholesale Corp.	3,671	348,745
CVS Caremark Corp.	132,775	6,204,576
Delhaize Group S.A.	891	32,634
Distribuidora Internacional de Alimentacion S.A.*	5,131	24,116
FamilyMart Co., Ltd.	500	22,894
J Sainsbury plc	10,576	50,094
Jeronimo Martins SGPS S.A.	1,904	32,129
Kesko Oyj, Class B	495	12,940
Koninklijke Ahold N.V.	9,038	111,993
Kroger Co.	4,704	109,086
Lawson, Inc.	500	34,981
Metcash Ltd.	6,695	23,174
Metro AG	1,120	32,671
Olam International Ltd.	14,000	20,373
Safeway, Inc.	2,004	36,373
Seven & I Holdings Co., Ltd.	6,500	195,853
Sysco Corp.	5,000	149,050
Tesco plc	758,085	3,684,941
Walgreen Co.	7,272	215,106
Wal-Mart Stores, Inc.	14,578	1,016,378
Wesfarmers Ltd.	8,695	267,682
Whole Foods Market, Inc.	1,380	131,542
WM Morrison Supermarkets plc	20,605	85,995
Woolworths Ltd.	10,601	291,575

		13,362,966

Food Products (1.2%)
Ajinomoto Co., Inc.	6,000	83,412
Archer-Daniels-Midland Co.	5,524	163,068
Aryzta AG*	754	37,470
Associated British Foods plc	3,077	61,911
Barry Callebaut AG (Registered)*	16	14,535
Campbell Soup Co.	1,515	50,571
ConAgra Foods, Inc.	3,480	90,236
D.E Master Blenders 1753 N.V.*	5,166	58,250
Danone S.A.	4,994	310,039
Dean Foods Co.*	1,520	25,886
General Mills, Inc.	5,529	213,088
Golden Agri-Resources Ltd.	57,244	30,602
H.J. Heinz Co.	2,671	145,249
Hershey Co.	1,283	92,414
Hormel Foods Corp.	1,147	34,892
J.M. Smucker Co.	951	71,820
Kellogg Co.	2,104	103,790
Kerry Group plc, Class A	1,332	58,312
Kikkoman Corp.	1,000	12,367
Kraft Foods, Inc., Class A	15,008	579,609
Lindt & Spruengli AG*	8	24,729
Lindt & Spruengli AG (Registered)*	1	36,738
McCormick & Co., Inc. (Non-Voting)	1,101	66,776
Mead Johnson Nutrition Co.	1,755	141,295
MEIJI Holdings Co., Ltd.	569	26,120
Nestle S.A. (Registered)	71,548	4,267,940
Nippon Meat Packers, Inc.	1,000	13,243
Nisshin Seifun Group, Inc.	1,500	17,559
Nissin Foods Holdings Co., Ltd.	500	19,050
Suedzucker AG	571	20,198

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Tate & Lyle plc	4,041	$41,064
Toyo Suisan Kaisha Ltd.	1,000	26,695
Tyson Foods, Inc., Class A	2,468	46,472
Unilever N.V. (CVA)	14,071	470,962
Unilever plc	11,090	372,725
Wilmar International Ltd.	17,000	48,872
Yakult Honsha Co., Ltd.	900	35,234
Yamazaki Baking Co., Ltd.	1,000	13,094

		7,926,287

Household Products (0.4%)
Clorox Co.	1,098	79,561
Colgate-Palmolive Co.	4,012	417,649
Henkel AG & Co. KGaA	1,120	62,067
Henkel AG & Co. KGaA (Preference)	1,538	102,141
Kimberly-Clark Corp.	3,298	276,273
Procter & Gamble Co.	23,148	1,417,815
Reckitt Benckiser Group plc	5,700	300,628
Unicharm Corp.	1,000	56,967

		2,713,101

Personal Products (0.1%)
Avon Products, Inc.	3,552	57,578
Beiersdorf AG	869	56,383
Estee Lauder Cos., Inc., Class A	1,901	102,882
Kao Corp.	4,600	126,868
L’Oreal S.A.	2,077	243,307
Shiseido Co., Ltd.	3,100	48,873

		635,891

Tobacco (0.6%)
Altria Group, Inc.	17,215	594,778
British American Tobacco plc	17,011	865,831
Imperial Tobacco Group plc	8,649	332,788
Japan Tobacco, Inc.	7,800	231,142
Lorillard, Inc.	1,116	147,256
Philip Morris International, Inc.	14,409	1,257,329
Reynolds American, Inc.	2,802	125,726
Swedish Match AB	1,845	74,460

		3,629,310

Total Consumer Staples		33,334,392

Energy (8.8%)
Energy Equipment & Services (2.0%)
Aker Solutions ASA	1,416	20,162
AMEC plc	2,864	45,203
Baker Hughes, Inc.	81,607	3,354,048
Cameron International Corp.*	2,112	90,203
Cie Generale de Geophysique-Veritas*	1,181	30,514
Diamond Offshore Drilling, Inc.	575	34,000
FMC Technologies, Inc.*	1,987	77,950
Fugro N.V. (CVA)	598	36,337
Halliburton Co.	90,525	2,570,005
Helmerich & Payne, Inc.	877	38,132
Nabors Industries Ltd.*	2,362	34,013
National Oilwell Varco, Inc.	3,636	234,304
Noble Corp.*	98,784	3,213,444
Petrofac Ltd.	2,240	48,970
Rowan Cos., plc, Class A*	1,046	33,817

Saipem S.p.A.	2,286	$101,808
SBM Offshore N.V.*	125,941	1,747,851
Schlumberger Ltd.	11,267	731,341
Seadrill Ltd.	3,043	108,635
Subsea 7 S.A.	2,431	48,260
Technip S.A.	857	89,432
Tenaris S.A.	4,076	71,265
Transocean Ltd.	3,028	136,099
WorleyParsons Ltd.	1,776	46,131

		12,941,924

Oil, Gas & Consumable Fuels (6.8%)
Alpha Natural Resources, Inc.*	1,878	16,357
Anadarko Petroleum Corp.	4,261	282,078
Apache Corp.	3,322	291,971
BG Group plc	29,339	600,505
BP plc	830,366	5,563,585
Cabot Oil & Gas Corp.	1,731	68,201
Caltex Australia Ltd.	1,163	16,247
Chesapeake Energy Corp.	54,945	1,021,977
Chevron Corp.	51,338	5,416,159
China Shenhua Energy Co., Ltd., Class H	221,000	780,816
ConocoPhillips	10,684	597,022
CONSOL Energy, Inc.	1,870	56,549
Cosmo Oil Co., Ltd.	5,000	12,715
Denbury Resources, Inc.*	3,328	50,286
Devon Energy Corp.	3,392	196,702
Eni S.p.A.	175,449	3,744,322
EOG Resources, Inc.	2,269	204,460
EQT Corp.	1,238	66,394
Exxon Mobil Corp.	39,502	3,380,186
Galp Energia SGPS S.A., Class B	1,998	25,341
Gazprom OAO (ADR)	112,420	1,067,990
Hess Corp.	2,550	110,798
Idemitsu Kosan Co., Ltd.	200	17,885
INPEX Corp.	19	106,520
Japan Petroleum Exploration Co.	300	11,422
JX Holdings, Inc.	19,394	99,627
Kinder Morgan, Inc.	4,244	136,742
Lundin Petroleum AB*	1,922	36,057
Marathon Oil Corp.	5,879	150,326
Marathon Petroleum Corp.	2,813	126,360
Murphy Oil Corp.	1,601	80,514
Neste Oil Oyj	1,114	12,552
Newfield Exploration Co.*	1,109	32,505
Noble Energy, Inc.	1,502	127,400
Occidental Petroleum Corp.	6,845	587,096
OMV AG	1,298	40,748
Origin Energy Ltd.	9,380	117,986
Peabody Energy Corp.	2,245	55,047
Petroleo Brasileiro S.A. (ADR)	69,790	1,265,991
Phillips 66*	5,246	174,377
Pioneer Natural Resources Co.	1,035	91,297
QEP Resources, Inc.	1,463	43,846
Range Resources Corp.	1,416	87,608
Repsol YPF S.A.	92,896	1,493,601
Royal Dutch Shell plc, Class A	31,692	1,067,584
Royal Dutch Shell plc, Class B	179,024	6,247,971
Santos Ltd.	8,158	89,595
Showa Shell Sekiyu KK	1,500	9,186
Southwestern Energy Co.*	2,992	95,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Spectra Energy Corp.	5,514	$160,237
Statoil ASA	104,246	2,492,734
Sunoco, Inc.	888	42,180
Talisman Energy, Inc.	58,500	670,558
Tesoro Corp.*	1,182	29,503
TonenGeneral Sekiyu KK	2,000	17,752
Total S.A.	114,539	5,169,049
Tullow Oil plc	7,819	180,496
Valero Energy Corp.	4,722	114,036
Veripos, Inc.*†	243	76
Whitehaven Coal Ltd.	3,721	16,013
Williams Cos., Inc.	5,296	152,631
Woodside Petroleum Ltd.	5,568	178,312
WPX Energy, Inc.*	1,660	26,859

		45,226,475

Total Energy		58,168,399

Financials (14.5%)
Capital Markets (1.6%)
3i Group plc	8,440	26,128
Aberdeen Asset Management plc	7,415	30,198
Ameriprise Financial, Inc.	1,877	98,092
Bank of New York Mellon Corp.	92,319	2,026,402
BlackRock, Inc.	1,078	183,066
Charles Schwab Corp.	8,995	116,305
Credit Suisse Group AG (Registered)*	175,033	3,197,639
Daiwa Securities Group, Inc.	14,500	54,593
Deutsche Bank AG (Registered)	8,032	291,909
E*TRADE Financial Corp.*	2,119	17,037
Federated Investors, Inc., Class B	760	16,606
Franklin Resources, Inc.	1,206	133,854
GAM Holding AG*	1,607	17,891
Goldman Sachs Group, Inc.	4,173	400,024
ICAP plc	4,751	25,153
Invesco Ltd.	3,821	86,355
Investec plc	4,602	26,865
Julius Baer Group Ltd.*	1,783	64,556
Legg Mason, Inc.	1,094	28,849
Macquarie Group Ltd.	2,865	77,138
Man Group plc	15,073	18,022
Mediobanca S.p.A.	4,491	19,888
Morgan Stanley	113,857	1,661,174
Nomura Holdings, Inc.	31,400	117,265
Northern Trust Corp.	2,005	92,270
Partners Group Holding AG	122	21,689
Ratos AB, Class B	1,661	15,798
SBI Holdings, Inc.	175	12,978
Schroders plc	976	20,545
State Street Corp.	4,158	185,613
T. Rowe Price Group, Inc.	2,149	135,301
UBS AG (Registered)*	104,341	1,220,205

		10,439,408

Commercial Banks (5.7%)
Aozora Bank Ltd.	5,000	11,934
Australia & New Zealand Banking Group Ltd.	23,151	525,553
Banca Monte dei Paschi di Siena S.p.A.*	58,355	14,640

Banco Bilbao Vizcaya Argentaria S.A.	40,932	$295,012
Banco de Sabadell S.A.	18,488	36,086
Banco Espirito Santo S.A. (Registered)*	18,026	12,310
Banco Popolare S.c.a.r.l.*	15,238	20,483
Banco Popular Espanol S.A.	9,944	22,544
Banco Santander S.A.	80,900	540,314
Bank Hapoalim B.M.	9,119	28,254
Bank Leumi Le-Israel B.M.*	10,767	26,254
Bank of East Asia Ltd.	11,600	41,775
Bank of Kyoto Ltd.	3,000	22,724
Bank of Yokohama Ltd.	11,000	51,955
Bankia S.A.*	6,589	7,740
Banque Cantonale Vaudoise (Registered)	26	13,792
Barclays plc	100,160	256,389
BB&T Corp.	5,947	183,465
Bendigo and Adelaide Bank Ltd.	3,150	24,011
BNP Paribas S.A.	161,249	6,224,825
BOC Hong Kong Holdings Ltd.	32,000	98,274
CaixaBank	6,664	21,797
Chiba Bank Ltd.	6,000	36,036
Chugoku Bank Ltd.	2,000	26,060
Comerica, Inc.	1,676	51,470
Commerzbank AG*	31,408	53,352
Commonwealth Bank of Australia	13,664	747,781
Credit Agricole S.A.*	8,640	38,139
Danske Bank A/S*	5,629	78,429
DBS Group Holdings Ltd.	201,088	2,219,607
DNB ASA	8,451	84,073
Erste Group Bank AG*	1,860	35,361
Fifth Third Bancorp	7,897	105,820
First Horizon National Corp.	2,224	19,238
Fukuoka Financial Group, Inc.	7,000	27,353
Gunma Bank Ltd.	3,000	14,191
Hachijuni Bank Ltd.	4,000	20,811
Hang Seng Bank Ltd.	6,600	90,451
HSBC Holdings plc (Hong Kong Exchange)	407,114	3,649,776
HSBC Holdings plc (London Stock Exchange)	155,551	1,371,562
Huntington Bancshares, Inc./Ohio	7,150	45,760
ICICI Bank Ltd. (ADR)	42,800	1,387,148
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	8,230	9,423
Intesa Sanpaolo S.p.A. (Quote MTF Exchange)	1,630,980	2,332,800
Iyo Bank Ltd.	2,000	15,962
Joyo Bank Ltd.	6,000	27,317
KB Financial Group, Inc. (ADR)	62,765	2,051,788
KBC Groep N.V.	123,814	2,628,429
KeyCorp	7,956	61,579
Lloyds Banking Group plc*	6,598,943	3,245,827
M&T Bank Corp.	1,049	86,616
Mitsubishi UFJ Financial Group, Inc.	110,100	526,916
Mizrahi Tefahot Bank Ltd.*	1,185	9,231
Mizuho Financial Group, Inc.	197,424	334,206
National Australia Bank Ltd.	19,345	469,801
Natixis S.A.	7,530	20,377
Nishi-Nippon City Bank Ltd.	6,000	14,621

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Nordea Bank AB	22,725	$196,742
Oversea-Chinese Banking Corp., Ltd.	22,000	153,689
PNC Financial Services Group, Inc.	4,449	271,878
Raiffeisen Bank International AG	376	12,315
Regions Financial Corp.	11,980	80,865
Resona Holdings, Inc.	16,351	67,487
Royal Bank of Scotland Group plc*	17,438	59,115
Seven Bank Ltd.	4,600	11,804
Shinsei Bank Ltd.	14,000	16,986
Shizuoka Bank Ltd.	5,000	51,414
Skandinaviska Enskilda Banken AB, Class A	12,200	79,525
Societe Generale S.A.*	6,036	142,312
Standard Chartered plc	20,597	449,032
Sumitomo Mitsui Financial Group, Inc.	11,677	385,211
Sumitomo Mitsui Trust Holdings, Inc.	26,860	80,244
SunTrust Banks, Inc.	4,539	109,980
Suruga Bank Ltd.	2,000	20,484
Svenska Handelsbanken AB, Class A	4,241	139,801
Swedbank AB, Class A	7,092	112,151
U.S. Bancorp	15,950	512,952
UniCredit S.p.A.*	557,960	2,114,256
Unione di Banche Italiane S.c.p.A.	7,829	25,696
United Overseas Bank Ltd.	11,000	163,466
Wells Fargo & Co.	44,898	1,501,389
Westpac Banking Corp.	26,390	574,102
Wing Hang Bank Ltd.	1,500	14,537
Yamaguchi Financial Group, Inc.	2,000	17,629
Zions Bancorp	1,519	29,499

		37,812,003

Consumer Finance (0.7%)
Aeon Credit Service Co., Ltd.	600	11,126
American Express Co.	67,480	3,928,011
Capital One Financial Corp.	4,909	268,326
Credit Saison Co., Ltd.	1,300	28,847
Discover Financial Services	4,484	155,057
SLM Corp.	4,022	63,186

		4,454,553

Diversified Financial Services (2.0%)
ASX Ltd.	1,514	46,444
Bank of America Corp.	218,969	1,791,166
Citigroup, Inc.	94,676	2,595,069
CME Group, Inc.	557	149,337
Deutsche Boerse AG	1,683	90,835
Eurazeo S.A.	279	10,756
Exor S.p.A.	534	11,500
First Pacific Co., Ltd.	18,000	18,707
Groupe Bruxelles Lambert S.A.	707	48,048
Hong Kong Exchanges and Clearing Ltd.	8,900	127,670
Industrivarden AB, Class C	911	11,760
ING Groep N.V. (CVA)*	587,905	3,966,496
IntercontinentalExchange, Inc.*	613	83,356

Investment AB Kinnevik, Class B	1,783	$35,812
Investor AB, Class B	3,944	75,456
JPMorgan Chase & Co.	107,854	3,853,623
Leucadia National Corp.	1,642	34,925
London Stock Exchange Group plc	1,529	24,087
Mitsubishi UFJ Lease & Finance Co., Ltd.	510	21,248
Moody’s Corp.	1,656	60,527
NASDAQ OMX Group, Inc.	1,064	24,121
NYSE Euronext	2,168	55,457
ORIX Corp.	910	84,701
Pargesa Holding S.A.	235	14,003
Pohjola Bank plc, Class A	1,258	14,692
Singapore Exchange Ltd.	7,000	35,140
Wendel S.A.	285	21,088

		13,306,024

Insurance (2.9%)
ACE Ltd.	36,437	2,701,075
Admiral Group plc	1,753	32,788
Aegon N.V.	14,837	69,112
Aflac, Inc.	3,903	166,229
Ageas	19,888	39,394
AIA Group Ltd.	88,400	304,798
Allianz SE (Registered)	3,932	395,382
Allstate Corp.	4,089	143,483
American International Group, Inc.*	5,455	175,051
AMP Ltd.	24,651	97,882
Aon plc	2,758	129,019
Assicurazioni Generali S.p.A.	10,082	136,819
Assurant, Inc.	722	25,154
Aviva plc	667,495	2,857,199
AXA S.A.‡	15,266	204,323
Baloise Holding AG (Registered)	410	27,066
Berkshire Hathaway, Inc., Class B*	14,837	1,236,367
Chubb Corp.	2,263	164,792
Cincinnati Financial Corp.	1,347	51,280
CNP Assurances S.A.*	1,278	15,615
Dai-ichi Life Insurance Co., Ltd.	73	84,563
Delta Lloyd N.V.	888	12,331
Genworth Financial, Inc., Class A*	4,066	23,014
Gjensidige Forsikring ASA	1,722	20,035
Hannover Rueckversicherung AG (Registered)	547	32,480
Hartford Financial Services Group, Inc.	3,680	64,878
Insurance Australia Group Ltd.	17,938	64,282
Legal & General Group plc	50,693	101,644
Lincoln National Corp.	2,446	53,494
Loews Corp.	2,612	106,857
Mapfre S.A.	6,058	12,349
Marsh & McLennan Cos., Inc.	4,701	151,513
MetLife, Inc.	9,064	279,624
MS&AD Insurance Group Holdings, Inc.	4,411	77,207
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,228	2,430,697
NKSJ Holdings, Inc.	3,285	70,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Old Mutual plc	42,015	$99,993
Principal Financial Group, Inc.	2,482	65,103
Progressive Corp.	81,985	1,707,748
Prudential Financial, Inc.	3,967	192,122
Prudential plc	22,001	254,912
QBE Insurance Group Ltd.	9,995	137,803
Resolution Ltd.	11,894	36,542
RSA Insurance Group plc	30,543	51,777
Sampo Oyj, Class A	3,621	94,127
SCOR SE	1,408	34,161
Sony Financial Holdings, Inc.	1,600	26,172
Standard Life plc	20,309	74,480
Suncorp Group Ltd.	11,124	92,839
Swiss Life Holding AG (Registered)*	274	25,856
Swiss Reinsurance AG*	41,950	2,635,419
T&D Holdings, Inc.	5,000	53,327
Tokio Marine Holdings, Inc.	6,300	158,406
Torchmark Corp.	877	44,332
Travelers Cos., Inc.	3,323	212,140
Tryg A/S	238	13,363
Unum Group	2,537	48,533
Vienna Insurance Group AG Wiener Versicherung Gruppe	303	12,241
XL Group plc	2,581	54,304
Zurich Insurance Group AG*	1,271	286,763

		18,970,274

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	3,305	231,052
Apartment Investment & Management Co. (REIT), Class A	1,157	31,274
Ascendas Real Estate Investment Trust (REIT)	16,000	27,318
AvalonBay Communities, Inc. (REIT)	819	115,872
Boston Properties, Inc. (REIT)	1,267	137,305
British Land Co. plc (REIT)	7,362	58,975
Capital Shopping Centres Group plc (REIT)	5,111	25,848
CapitaMall Trust (REIT)	21,000	31,811
Centro Retail Australia (REIT)	10,960	22,272
CFS Retail Property Trust Group (REIT)	19,312	38,408
Corio N.V. (REIT)	569	25,062
Dexus Property Group (REIT)	39,433	37,718
Equity Residential (REIT)	2,512	156,648
Fonciere des Regions (REIT)	213	15,346
Gecina S.A. (REIT)	188	16,822
Goodman Group (REIT)	13,768	52,187
GPT Group (REIT)	12,380	41,877
Hammerson plc (REIT)	6,122	42,675
HCP, Inc. (REIT)	3,567	157,483
Health Care REIT, Inc. (REIT)	1,772	103,308
Host Hotels & Resorts, Inc. (REIT)	6,015	95,157
ICADE (REIT)	209	15,855
Japan Prime Realty Investment Corp. (REIT)	6	16,902
Japan Real Estate Investment Corp. (REIT)	5	45,968

Japan Retail Fund Investment Corp. (REIT)	16	$25,370
Kimco Realty Corp. (REIT)	3,362	63,979
Klepierre S.A. (REIT)	815	26,856
Land Securities Group plc (REIT)	6,713	77,853
Link REIT (REIT)	20,000	81,769
Mirvac Group (REIT)	29,365	38,457
Nippon Building Fund, Inc. (REIT)	5	48,415
Nomura Real Estate Office Fund, Inc. (REIT)	2	11,292
Plum Creek Timber Co., Inc. (REIT)	1,338	53,119
Prologis, Inc. (REIT)	3,938	130,860
Public Storage (REIT)	1,190	171,848
Segro plc (REIT)	6,408	21,843
Simon Property Group, Inc. (REIT)	2,549	396,777
Stockland Corp., Ltd. (REIT)	19,955	63,183
Unibail-Rodamco S.A. (REIT)	791	145,936
Ventas, Inc. (REIT)	2,472	156,033
Vornado Realty Trust (REIT)	1,602	134,536
Westfield Group (REIT)	18,922	184,351
Westfield Retail Trust (REIT)	24,933	73,091
Weyerhaeuser Co. (REIT)	4,459	99,703

		3,548,414

Real Estate Management & Development (1.1%)
Aeon Mall Co., Ltd.	700	14,889
BGP Holdings plc*†(b)	177,813	—
CapitaLand Ltd.	23,000	49,651
CapitaMalls Asia Ltd.	12,361	15,415
CBRE Group, Inc., Class A*	2,711	44,352
Cheung Kong Holdings Ltd.	153,560	1,895,582
City Developments Ltd.	4,000	35,748
Daito Trust Construction Co., Ltd.	600	56,917
Daiwa House Industry Co., Ltd.	4,000	56,787
Global Logistic Properties Ltd.*	18,000	29,987
Hang Lung Group Ltd.	8,000	49,304
Hang Lung Properties Ltd.	20,000	68,081
Henderson Land Development Co., Ltd.	8,000	44,446
Hysan Development Co., Ltd.	6,000	22,822
Immofinanz AG*	8,239	26,227
Keppel Land Ltd.	7,000	17,992
Kerry Properties Ltd.	6,000	25,710
Lend Lease Group	4,667	34,642
Mitsubishi Estate Co., Ltd.	11,000	197,330
Mitsui Fudosan Co., Ltd.	7,000	135,791
New World Development Co., Ltd.	32,000	37,779
Nomura Real Estate Holdings, Inc.	800	14,648
NTT Urban Development Corp.	12	9,696
Sino Land Co., Ltd.	24,600	37,342
Sumitomo Realty & Development Co., Ltd.	3,000	73,815
Sun Hung Kai Properties Ltd.	14,000	166,128
Swire Pacific Ltd., Class A	176,760	2,061,808
Swire Properties Ltd.	516,332	1,555,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Swiss Prime Site AG (Registered)*	420	$35,055
Tokyu Land Corp.	4,000	19,856
UOL Group Ltd.	4,000	15,681
Wharf Holdings Ltd.	13,400	74,498
Wheelock & Co., Ltd.	8,000	30,398

		6,953,507

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	4,361	27,780
People’s United Financial, Inc.	3,055	35,468

		63,248

Total Financials		95,547,431

Health Care (12.5%)
Biotechnology (1.7%)
Actelion Ltd. (Registered)*	960	39,429
Alexion Pharmaceuticals, Inc.*	1,626	161,462
Amgen, Inc.	86,341	6,306,347
Biogen Idec, Inc.*	2,009	290,059
Celgene Corp.*	3,728	239,189
CSL Ltd.	4,492	182,188
Gilead Sciences, Inc.*	79,759	4,090,042
Grifols S.A.*	1,265	32,086

		11,340,802

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	4,643	246,776
Becton, Dickinson and Co.	1,707	127,598
Boston Scientific Corp.*	11,927	67,626
C.R. Bard, Inc.	706	75,853
CareFusion Corp.*	1,847	47,431
Cie Generale d’Optique Essilor International S.A.	1,758	163,308
Cochlear Ltd.	492	33,321
Coloplast A/S, Class B	196	35,227
Covidien plc	65,359	3,496,707
DENTSPLY International, Inc.	1,183	44,729
Edwards Lifesciences Corp.*	952	98,342
Elekta AB, Class B	793	36,164
Getinge AB, Class B	1,735	42,995
Intuitive Surgical, Inc.*	332	183,858
Medtronic, Inc.	107,546	4,165,257
Olympus Corp.*	1,900	30,816
Smith & Nephew plc	7,750	77,580
Sonova Holding AG (Registered)*	424	40,914
St. Jude Medical, Inc.	2,673	106,679
Straumann Holding AG (Registered)	74	10,868
Stryker Corp.	2,702	148,880
Sysmex Corp.	600	23,712
Terumo Corp.	1,300	53,408
Varian Medical Systems, Inc.*	929	56,455
William Demant Holding A/S*	226	20,311
Zimmer Holdings, Inc.	1,502	96,669

		9,531,484

Health Care Providers & Services (0.9%)
Aetna, Inc.	2,885	111,851
Alfresa Holdings Corp.	400	21,201

AmerisourceBergen Corp.	2,165	$85,193
Cardinal Health, Inc.	2,902	121,884
Celesio AG	666	10,875
Cigna Corp.	2,411	106,084
Coventry Health Care, Inc.	1,230	39,102
DaVita, Inc.*	805	79,059
Express Scripts Holding Co.*	6,799	379,588
Fresenius Medical Care AG & Co. KGaA	1,812	128,256
Fresenius SE & Co. KGaA	1,072	111,161
Humana, Inc.	1,400	108,416
Laboratory Corp. of America Holdings*	830	76,866
McKesson Corp.	1,990	186,563
Medipal Holdings Corp.	1,300	18,394
Miraca Holdings, Inc.	500	20,790
Patterson Cos., Inc.	801	27,611
Quest Diagnostics, Inc.	57,979	3,472,942
Ramsay Health Care Ltd.	1,141	26,503
Sonic Healthcare Ltd.	3,210	41,862
Suzuken Co., Ltd.	600	20,237
Tenet Healthcare Corp.*	3,263	17,098
UnitedHealth Group, Inc.	8,735	510,998
WellPoint, Inc.	2,830	180,526

		5,903,060

Health Care Technology (0.0%)
Cerner Corp.*	1,240	102,498

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	2,902	113,875
Life Technologies Corp.*	1,494	67,215
Lonza Group AG (Registered)*	22,933	954,961
PerkinElmer, Inc.	941	24,278
QIAGEN N.V.*	1,979	33,046
Thermo Fisher Scientific, Inc.	3,093	160,558
Waters Corp.*	762	60,556

		1,414,489

Pharmaceuticals (8.2%)
Abbott Laboratories	13,260	854,872
Allergan, Inc.	2,603	240,960
Astellas Pharma, Inc.	3,900	170,352
AstraZeneca plc	11,037	493,342
Bayer AG (Registered)	38,175	2,752,748
Bristol-Myers Squibb Co.	14,275	513,186
Chugai Pharmaceutical Co., Ltd.	1,900	35,971
Daiichi Sankyo Co., Ltd.	5,900	99,339
Dainippon Sumitomo Pharma Co., Ltd.	1,300	13,260
Eisai Co., Ltd.	2,200	96,589
Elan Corp. plc*	4,389	63,980
Eli Lilly and Co.	8,697	373,188
Forest Laboratories, Inc.*	2,207	77,223
GlaxoSmithKline plc	337,172	7,645,656
Hisamitsu Pharmaceutical Co., Inc.	500	24,626
Hospira, Inc.*	1,383	48,377
Johnson & Johnson	23,229	1,569,351
Kyowa Hakko Kirin Co., Ltd.	2,000	20,549
Merck & Co., Inc.	161,625	6,747,844
Merck KGaA	23,828	2,377,841

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Tanabe Pharma Corp.	1,900	$27,301
Mylan, Inc.*	3,600	76,932
Novartis AG (Registered)	80,976	4,516,837
Novo Nordisk A/S, Class B	3,517	508,808
Ono Pharmaceutical Co., Ltd.	700	44,029
Orion Oyj, Class B	845	16,030
Otsuka Holdings Co., Ltd.	3,200	98,049
Perrigo Co.	789	93,047
Pfizer, Inc.	360,828	8,299,044
Roche Holding AG	37,081	6,401,198
Sanofi S.A.	120,079	9,105,722
Santen Pharmaceutical Co., Ltd.	700	28,709
Shionogi & Co., Ltd.	2,600	35,356
Shire plc	4,864	139,795
Taisho Pharmaceutical Holdings Co., Ltd.	300	25,361
Takeda Pharmaceutical Co., Ltd.	6,800	308,580
Teva Pharmaceutical Industries Ltd.	8,142	320,925
Tsumura & Co.	500	13,231
UCB S.A.	942	47,535
Watson Pharmaceuticals, Inc.*	1,109	82,055

		54,407,798

Total Health Care		82,700,131

Industrials (8.7%)
Aerospace & Defense (1.2%)
BAE Systems plc	391,852	1,773,278
Boeing Co.	6,311	468,907
Cobham plc	9,341	34,020
Elbit Systems Ltd.	186	6,437
Embraer S.A. (ADR)	53,850	1,428,641
European Aeronautic Defence and Space Co. N.V.	3,547	125,786
Finmeccanica S.p.A.*	3,870	15,650
General Dynamics Corp.	3,021	199,265
Goodrich Corp.	1,076	136,545
Honeywell International, Inc.	6,599	368,488
L-3 Communications Holdings, Inc.	836	61,872
Lockheed Martin Corp.	2,228	194,014
Meggitt plc	6,743	40,892
Northrop Grumman Corp.	2,124	135,490
Precision Castparts Corp.	1,218	200,349
Raytheon Co.	2,795	158,169
Rockwell Collins, Inc.	1,186	58,529
Rolls-Royce Holdings plc*	16,177	218,242
Rolls-Royce Holdings plc (Preference)*†(b)	2,002,128	3,136
Safran S.A.	1,982	73,568
Singapore Technologies Engineering Ltd.	14,000	34,549
Textron, Inc.	2,424	60,285
Thales S.A.	41,438	1,371,233
United Technologies Corp.	7,694	581,128
Zodiac Aerospace	295	30,017

		7,778,490

Air Freight & Logistics (1.4%)
C.H. Robinson Worldwide, Inc.	1,378	80,655
Deutsche Post AG (Registered)	106,911	1,893,514

Expeditors International of Washington, Inc.	1,759	$68,161
FedEx Corp.	32,620	2,988,318
TNT Express N.V.	2,827	33,070
Toll Holdings Ltd.	5,996	24,621
United Parcel Service, Inc., Class B	51,599	4,063,937
Yamato Holdings Co., Ltd.	3,300	53,132

		9,205,408

Airlines (0.3%)
All Nippon Airways Co., Ltd.	7,000	19,852
Cathay Pacific Airways Ltd.	10,000	16,175
Deutsche Lufthansa AG (Registered)	154,706	1,790,757
International Consolidated Airlines Group S.A.*	8,125	20,419
Qantas Airways Ltd.*	11,067	12,266
Singapore Airlines Ltd.	5,000	41,104
Southwest Airlines Co.	6,444	59,414

		1,959,987

Building Products (0.1%)
Asahi Glass Co., Ltd.	9,000	60,578
Assa Abloy AB, Class B	2,866	80,142
Cie de Saint-Gobain S.A.	3,470	128,405
Daikin Industries Ltd.	2,100	58,964
Geberit AG (Registered)*	326	64,305
JS Group Corp.	2,400	50,773
Masco Corp.	2,972	41,221
TOTO Ltd.	2,000	14,936

		499,324

Commercial Services & Supplies (0.4%)
Aggreko plc	2,310	75,142
Avery Dennison Corp.	894	24,442
Babcock International Group plc	3,118	41,722
Brambles Ltd.	13,457	85,353
Cintas Corp.	931	35,946
Dai Nippon Printing Co., Ltd.	5,000	39,149
Edenred	1,467	41,627
G4S plc	12,246	53,555
Iron Mountain, Inc.	1,518	50,033
Pitney Bowes, Inc.	1,684	25,210
R.R. Donnelley & Sons Co.	1,412	16,619
Rentokil Initial plc	1,270,500	1,470,868
Republic Services, Inc.	2,697	71,363
Secom Co., Ltd.	1,800	82,625
Securitas AB, Class B	2,559	19,907
Serco Group plc	4,328	36,391
Societe BIC S.A.	248	25,621
Stericycle, Inc.*	708	64,902
Toppan Printing Co., Ltd.	5,000	33,426
Waste Management, Inc.	3,941	131,629

		2,425,530

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	1,159	24,846
Balfour Beatty plc	5,970	27,964
Bouygues S.A.	1,637	44,114
Chiyoda Corp.	1,000	12,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Ferrovial S.A.	3,383	$38,144
Fluor Corp.	1,446	71,346
Hochtief AG*	266	12,882
Jacobs Engineering Group, Inc.*	1,049	39,715
JGC Corp.	2,000	57,887
Kajima Corp.	7,000	20,539
Kinden Corp.	1,000	6,565
Koninklijke Boskalis Westminster N.V.	611	20,164
Leighton Holdings Ltd.	1,281	21,594
Obayashi Corp.	6,000	26,291
Quanta Services, Inc.*	1,788	43,037
Shimizu Corp.	5,000	17,354
Skanska AB, Class B	3,287	50,412
Taisei Corp.	9,000	24,110
Vinci S.A.	3,920	183,469

		742,684

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	18,991	309,937
Alstom S.A.	1,782	56,602
Cooper Industries plc	1,382	94,225
Emerson Electric Co.	6,172	287,492
Fuji Electric Co., Ltd.	4,000	9,770
Furukawa Electric Co., Ltd.	5,000	11,847
GS Yuasa Corp.	3,000	13,712
Legrand S.A.	2,054	69,857
Mabuchi Motor Co., Ltd.	200	7,970
Mitsubishi Electric Corp.	17,000	141,687
Nidec Corp.	900	68,251
Prysmian S.p.A.	1,760	26,325
Rockwell Automation, Inc.	1,225	80,923
Roper Industries, Inc.	836	82,413
Schneider Electric S.A.	4,505	251,013
Shanghai Electric Group Co., Ltd., Class H	2,852,000	1,174,455
Sumitomo Electric Industries Ltd.	6,500	80,814
Ushio, Inc.	900	11,128

		2,778,421

Industrial Conglomerates (2.7%)
3M Co.	5,859	524,966
Citic Pacific Ltd.	628,064	955,670
Danaher Corp.	4,842	252,171
Delek Group Ltd.	44	6,498
Fraser and Neave Ltd.	8,000	44,583
General Electric Co.	260,348	5,425,652
Hopewell Holdings Ltd.	5,000	14,304
Hutchison Whampoa Ltd.	18,000	155,680
Keppel Corp., Ltd.	12,300	100,787
Koninklijke Philips Electronics N.V.	108,529	2,146,010
NWS Holdings Ltd.	11,000	16,017
Orkla ASA	6,678	48,472
SembCorp Industries Ltd.	9,000	36,795
Siemens AG (Registered)	56,798	4,774,311
Smiths Group plc	3,398	54,086
Tyco International Ltd.	64,088	3,387,051

		17,943,053

Machinery (0.6%)
Alfa Laval AB	2,900	$49,832
Amada Co., Ltd.	3,000	17,794
Andritz AG	644	33,154
Atlas Copco AB, Class A	5,801	125,251
Atlas Copco AB, Class B	3,370	64,434
Caterpillar, Inc.	5,538	470,232
Cosco Corp., (Singapore) Ltd.	7,000	5,494
Cummins, Inc.	1,628	157,769
Deere & Co.	3,326	268,974
Dover Corp.	1,547	82,935
Eaton Corp.	2,825	111,955
FANUC Corp.	1,700	279,305
Fiat Industrial S.p.A.	7,394	72,864
Flowserve Corp.	463	53,129
GEA Group AG	1,505	39,961
Hino Motors Ltd.	2,000	14,453
Hitachi Construction Machinery Co., Ltd.	900	16,943
IHI Corp.	11,000	23,476
Illinois Tool Works, Inc.	4,044	213,887
IMI plc	2,775	36,218
Ingersoll-Rand plc	2,492	105,113
Invensys plc	7,026	24,525
Japan Steel Works Ltd.	3,000	16,557
Joy Global, Inc.	870	49,355
JTEKT Corp.	1,900	19,625
Kawasaki Heavy Industries Ltd.	12,000	32,832
Komatsu Ltd.	8,100	194,140
Kone Oyj, Class B	1,346	81,508
Kubota Corp.	9,000	83,059
Kurita Water Industries Ltd.	900	20,810
Makita Corp.	1,000	35,159
MAN SE	364	37,201
Metso Oyj	1,105	38,258
Mitsubishi Heavy Industries Ltd.	26,000	105,574
Nabtesco Corp.	900	20,010
NGK Insulators Ltd.	2,000	22,074
NSK Ltd.	4,000	25,824
NTN Corp.	4,000	12,561
PACCAR, Inc.	3,018	118,275
Pall Corp.	966	52,946
Parker Hannifin Corp.	1,287	98,945
Sandvik AB	8,670	111,620
Scania AB, Class B	2,765	47,478
Schindler Holding AG	419	46,857
Schindler Holding AG (Registered)	198	22,327
SembCorp Marine Ltd.	7,000	26,728
SKF AB, Class B	3,389	67,047
SMC Corp.	500	86,537
Snap-on, Inc.	481	29,942
Stanley Black & Decker, Inc.	1,455	93,644
Sulzer AG (Registered)	207	24,540
Sumitomo Heavy Industries Ltd.	5,000	22,450
THK Co., Ltd.	1,100	20,837
Vallourec S.A.	892	36,610
Volvo AB, Class B	12,028	137,789
Wartsila Oyj	1,449	47,632
Weir Group plc	1,827	44,065
Xylem, Inc.	1,521	38,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Yangzijiang Shipbuilding Holdings Ltd.	15,735	$12,625
Zardoya Otis S.A.*†	67	746
Zardoya Otis S.A.	1,346	14,978

		4,265,147

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	5	31,246
A. P. Moller - Maersk A/S, Class B	11	72,389
Kawasaki Kisen Kaisha Ltd.*	6,000	11,876
Kuehne + Nagel International AG (Registered)	472	49,959
Mitsui O.S.K. Lines Ltd.	10,000	36,021
Neptune Orient Lines Ltd.*	8,750	7,724
Nippon Yusen KK	14,000	37,181
Orient Overseas International Ltd.	2,000	9,801

		256,197

Professional Services (0.4%)
Adecco S.A. (Registered)*	18,714	832,804
Bureau Veritas S.A.	474	42,134
Campbell Brothers Ltd.	580	32,493
Capita plc	5,672	58,324
Dun & Bradstreet Corp.	415	29,536
Equifax, Inc.	1,022	47,625
Experian plc	8,691	122,771
Intertek Group plc	1,388	58,334
Randstad Holding N.V.	54,884	1,620,829
Robert Half International, Inc.	1,219	34,827
SGS S.A. (Registered)	48	89,942

		2,969,619

Road & Rail (0.3%)
Asciano Ltd.	8,573	38,558
Central Japan Railway Co.	13	102,739
ComfortDelGro Corp., Ltd.	16,000	19,606
CSX Corp.	8,814	197,081
DSV A/S	1,660	32,938
East Japan Railway Co.	2,897	181,885
Hankyu Hanshin Holdings, Inc.	10,000	50,498
Keikyu Corp.	4,000	36,396
Keio Corp.	5,000	36,250
Keisei Electric Railway Co., Ltd.	3,000	25,332
Kintetsu Corp.	14,000	55,826
MTR Corp., Ltd.	13,000	44,489
Nippon Express Co., Ltd.	7,000	28,897
Norfolk Southern Corp.	2,758	197,942
Odakyu Electric Railway Co., Ltd.	6,000	59,695
QR National Ltd.	14,920	52,315
Ryder System, Inc.	428	15,412
Tobu Railway Co., Ltd.	9,000	47,408
Tokyu Corp.	10,000	47,070
Union Pacific Corp.	4,035	481,416
West Japan Railway Co.	1,500	61,783

		1,813,536

Trading Companies & Distributors (0.7%)
Brenntag AG	400	44,251

Bunzl plc	2,868	$46,983
Fastenal Co.	2,467	99,445
ITOCHU Corp.	142,700	1,497,445
Marubeni Corp.	14,000	93,180
Mitsubishi Corp.	12,200	246,362
Mitsui & Co., Ltd.	15,000	222,551
Noble Group Ltd.	33,818	30,194
Rexel S.A.	929	15,859
Sojitz Corp.	10,600	17,539
Sumitomo Corp.	9,800	137,107
Toyota Tsusho Corp.	1,900	36,240
W.W. Grainger, Inc.	508	97,150
Wolseley plc	47,179	1,762,718

		4,347,024

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.*†	155	2,099
Abertis Infraestructuras S.A.	3,100	41,974
Aeroports de Paris S.A.	268	20,251
Atlantia S.p.A.	2,899	37,027
Auckland International Airport Ltd.	7,833	15,369
Fraport AG	328	17,660
Groupe Eurotunnel S.A. (Registered)	4,920	40,008
Hutchison Port Holdings Trust, Class U	46,000	32,884
Kamigumi Co., Ltd.	2,000	15,963
Koninklijke Vopak N.V.	619	39,694
Mitsubishi Logistics Corp.	1,000	10,554
Sydney Airport	3,388	10,094
Transurban Group	11,528	67,215

		350,792

Total Industrials		57,335,212

Information Technology (10.7%)
Communications Equipment (1.6%)
Alcatel-Lucent S.A.*	20,084	33,368
Brocade Communications Systems, Inc.*	341,940	1,685,764
Cisco Systems, Inc.	347,199	5,961,407
F5 Networks, Inc.*	670	66,705
Harris Corp.	1,004	42,018
JDS Uniphase Corp.*	1,844	20,284
Juniper Networks, Inc.*	4,439	72,400
Motorola Solutions, Inc.	2,488	119,698
Nokia Oyj	32,386	66,717
QUALCOMM, Inc.	14,487	806,636
Telefonaktiebolaget LM Ericsson, Class B	213,946	1,952,240

		10,827,237

Computers & Peripherals (1.4%)
Apple, Inc.*	7,900	4,613,600
Dell, Inc.*	121,990	1,527,315
EMC Corp.*	17,750	454,932
Fujitsu Ltd.	16,000	76,667
Gemalto N.V.	684	49,191
Hewlett-Packard Co.	94,843	1,907,293
Lexmark International, Inc., Class A	650	17,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

NEC Corp.*	22,000	$34,147
NetApp, Inc.*	3,053	97,146
SanDisk Corp.*	2,052	74,857
Seagate Technology plc	3,194	78,988
Seiko Epson Corp.	1,100	11,150
Toshiba Corp.	35,000	132,836
Western Digital Corp.*	1,923	58,613

		9,134,012

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	1,345	73,867
Citizen Holdings Co., Ltd.	2,400	14,087
Corning, Inc.	12,868	166,383
Flextronics International Ltd.*	235,990	1,463,138
FLIR Systems, Inc.	1,346	26,247
Foxconn International Holdings Ltd.*	19,015	6,936
Fujifilm Holdings Corp.	4,100	77,512
Hamamatsu Photonics KK	600	20,317
Hexagon AB, Class B	2,046	35,283
Hirose Electric Co., Ltd.	300	29,662
Hitachi High-Technologies Corp.	600	14,786
Hitachi Ltd.	39,400	242,315
Hoya Corp.	3,800	83,728
Ibiden Co., Ltd.	1,000	18,060
Jabil Circuit, Inc.	1,627	33,077
Keyence Corp.	440	108,820
Kyocera Corp.	1,300	112,251
Molex, Inc.	1,147	27,459
Murata Manufacturing Co., Ltd.	1,800	94,425
Nippon Electric Glass Co., Ltd.	3,000	17,843
Omron Corp.	1,800	38,006
Shimadzu Corp.	2,000	17,258
TDK Corp.	1,100	44,648
TE Connectivity Ltd.	3,619	115,482
Yaskawa Electric Corp.	2,000	15,178
Yokogawa Electric Corp.	1,700	17,547

		2,914,315

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	1,553	49,308
DeNA Co., Ltd.	900	23,891
eBay, Inc.*	9,747	409,471
Google, Inc., Class A*	2,149	1,246,570
Gree, Inc.	700	14,067
United Internet AG (Registered)	784	13,459
VeriSign, Inc.*	1,297	56,510
Yahoo! Japan Corp.	126	40,777
Yahoo!, Inc.*	10,255	162,337

		2,016,390

IT Services (1.3%)
Accenture plc, Class A	48,554	2,917,610
Amadeus IT Holding S.A., Class A	2,712	57,432
AtoS	470	28,145
Automatic Data Processing, Inc.	4,120	229,319
Cap Gemini S.A.	1,279	47,149
Cognizant Technology Solutions Corp., Class A*	2,581	154,860
Computer Sciences Corp.	1,280	31,770
Computershare Ltd.	3,681	28,139

Fidelity National Information Services, Inc.	2,093	$71,329
Fiserv, Inc.*	1,151	83,125
Global Payments, Inc.	39,820	1,721,419
International Business Machines Corp.	9,745	1,905,927
ITOCHU Techno-Solutions Corp.	200	9,676
Mastercard, Inc., Class A	892	383,658
Nomura Research Institute Ltd.	800	17,632
NTT Data Corp.	11	33,777
Otsuka Corp.	100	8,579
Paychex, Inc.	2,666	83,739
SAIC, Inc.	2,438	29,549
Teradata Corp.*	1,396	100,526
Total System Services, Inc.	1,349	32,282
Visa, Inc., Class A	4,199	519,122
Western Union Co.	5,124	86,288

		8,581,052

Office Electronics (0.1%)
Brother Industries Ltd.	2,000	22,889
Canon, Inc.	9,800	392,419
Konica Minolta Holdings, Inc.	4,000	31,523
Ricoh Co., Ltd.	5,000	42,208
Xerox Corp.	11,772	92,646

		581,685

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	4,777	27,372
Advantest Corp.	1,200	18,766
Altera Corp.	2,764	93,534
Analog Devices, Inc.	2,468	92,970
Applied Materials, Inc.	10,950	125,487
ARM Holdings plc	11,897	94,741
ASM Pacific Technology Ltd.	1,700	21,679
ASML Holding N.V.	3,629	184,924
Broadcom Corp., Class A*	4,183	141,385
First Solar, Inc.*	493	7,425
Infineon Technologies AG	9,390	63,668
Intel Corp.	42,510	1,132,891
KLA-Tencor Corp.	1,388	68,359
Lam Research Corp.*	1,775	66,988
Linear Technology Corp.	1,993	62,441
LSI Corp.*	4,788	30,499
Microchip Technology, Inc.	1,672	55,310
Micron Technology, Inc.*	8,375	52,846
NVIDIA Corp.*	5,452	75,347
Rohm Co., Ltd.	800	30,772
Samsung Electronics Co., Ltd. (GDR)(m)	10,780	5,784,511
STMicroelectronics N.V.	5,519	30,352
Sumco Corp.*	1,000	9,075
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	210,723	2,941,693
Teradyne, Inc.*	1,502	21,118
Texas Instruments, Inc.	9,706	278,465
Tokyo Electron Ltd.	1,500	70,150
Xilinx, Inc.	2,167	72,746

		11,655,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Software (3.7%)
Adobe Systems, Inc.*	4,175	$135,145
Autodesk, Inc.*	1,882	65,851
BMC Software, Inc.*	1,372	58,557
CA, Inc.	2,951	79,943
Citrix Systems, Inc.*	1,555	130,527
Dassault Systemes S.A.	528	49,601
Electronic Arts, Inc.*	2,774	34,259
Intuit, Inc.	2,456	145,764
Konami Corp.	800	18,170
Microsoft Corp.	262,149	8,019,138
Nexon Co., Ltd.*	1,000	19,563
NICE Systems Ltd.*	523	19,093
Nintendo Co., Ltd.	9,410	1,097,997
Oracle Corp.	153,320	4,553,604
Oracle Corp. Japan	300	12,912
Red Hat, Inc.*	1,602	90,481
Sage Group plc	11,298	49,091
Salesforce.com, Inc.*	1,159	160,243
SAP AG	78,788	4,652,711
Software AG	51,890	1,606,227
Square Enix Holdings Co., Ltd.	600	9,461
Symantec Corp.*	120,421	1,759,351
Trend Micro, Inc.	62,000	1,830,485

		24,598,174

Total Information Technology		70,308,379

Materials (3.7%)
Chemicals (1.7%)
Air Liquide S.A.	2,740	313,485
Air Products and Chemicals, Inc.	1,783	143,942
Air Water, Inc.	1,000	12,095
Airgas, Inc.	569	47,802
Akzo Nobel N.V.	53,948	2,537,712
Arkema S.A.	515	33,744
Asahi Kasei Corp.	11,000	59,676
BASF SE	7,935	551,393
CF Industries Holdings, Inc.	546	105,782
Croda International plc	1,172	41,614
Daicel Corp.	2,000	12,283
Denki Kagaku Kogyo KK	4,000	13,961
Dow Chemical Co.	62,038	1,954,197
E.I. du Pont de Nemours & Co.	7,963	402,689
Eastman Chemical Co.	1,174	59,134
Ecolab, Inc.	2,504	171,599
FMC Corp.	1,200	64,176
Givaudan S.A. (Registered)*	72	70,717
Hitachi Chemical Co., Ltd.	900	14,104
Incitec Pivot Ltd.	14,098	41,560
International Flavors & Fragrances, Inc.	661	36,223
Israel Chemicals Ltd.	3,844	42,437
Israel Corp., Ltd.	20	11,260
Johnson Matthey plc	1,856	64,354
JSR Corp.	1,600	27,757
K+S AG (Registered)	1,488	67,892
Kaneka Corp.	2,000	11,065
Kansai Paint Co., Ltd.	2,000	21,417
Koninklijke DSM N.V.	1,333	65,767
Kuraray Co., Ltd.	3,000	38,834
Lanxess AG	718	45,291

Linde AG	1,478	$230,210
LyondellBasell Industries N.V., Class A	41,200	1,659,124
Mitsubishi Chemical Holdings Corp.	12,000	52,849
Mitsubishi Gas Chemical Co., Inc.	3,000	17,050
Mitsui Chemicals, Inc.	7,000	17,541
Monsanto Co.	4,521	374,248
Mosaic Co.	2,485	136,079
Nitto Denko Corp.	1,400	59,710
Novozymes A/S, Class B	2,104	54,535
Orica Ltd.	3,157	80,355
PPG Industries, Inc.	1,280	135,834
Praxair, Inc.	2,517	273,673
Sherwin-Williams Co.	742	98,204
Shin-Etsu Chemical Co., Ltd.	3,500	192,558
Showa Denko KK	13,000	25,264
Sigma-Aldrich Corp.	1,004	74,226
Sika AG	19	36,593
Solvay S.A.	515	50,950
Sumitomo Chemical Co., Ltd.	13,000	39,979
Syngenta AG (Registered)	817	278,910
Taiyo Nippon Sanso Corp.	2,000	11,685
Teijin Ltd.	8,000	24,341
Toray Industries, Inc.	13,000	88,663
Tosoh Corp.	4,000	10,862
Ube Industries Ltd.	8,000	18,568
Wacker Chemie AG	147	10,104
Yara International ASA	1,616	70,770

		11,206,847

Construction Materials (0.5%)
Boral Ltd.	6,433	19,530
CRH plc	159,517	3,066,705
Fletcher Building Ltd.	5,870	27,764
HeidelbergCement AG	1,213	58,232
Holcim Ltd. (Registered)*	1,975	109,419
Imerys S.A.	317	16,188
James Hardie Industries SE (CDI)	3,754	30,748
Lafarge S.A.	1,612	72,145
Taiheiyo Cement Corp.	10,000	22,946
Vulcan Materials Co.	1,071	42,529

		3,466,206

Containers & Packaging (0.3%)
Amcor Ltd.	10,426	75,980
Ball Corp.	1,299	53,324
Bemis Co., Inc.	896	28,081
Owens-Illinois, Inc.*	1,354	25,956
Rexam plc	280,625	1,856,467
Sealed Air Corp.	1,613	24,905
Toyo Seikan Kaisha Ltd.	1,300	15,751

		2,080,464

Metals & Mining (1.1%)
Acerinox S.A.	818	9,190
Alcoa, Inc.	8,820	77,175
Allegheny Technologies, Inc.	888	28,318
Alumina Ltd.	19,504	16,017
Anglo American plc	11,469	376,298
Antofagasta plc	3,407	58,473

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

ArcelorMittal S.A.	8,097	$125,083
BHP Billiton Ltd.	27,864	908,270
BHP Billiton plc	18,255	521,298
Boliden AB	2,373	33,194
Cliffs Natural Resources, Inc.	1,227	60,479
Daido Steel Co., Ltd.	2,000	12,455
Eurasian Natural Resources Corp.	2,224	14,514
Evraz plc	2,916	11,934
Fortescue Metals Group Ltd.	12,125	61,967
Freeport-McMoRan Copper & Gold, Inc.	7,956	271,061
Fresnillo plc	1,550	35,573
Glencore International plc	11,974	55,628
Hitachi Metals Ltd.	1,000	11,914
Iluka Resources Ltd.	3,619	42,408
JFE Holdings, Inc.	4,000	66,884
Kazakhmys plc	1,833	20,867
Kobe Steel Ltd.	22,000	26,427
Lonmin plc	1,332	16,260
Lynas Corp., Ltd.*	14,233	12,584
Maruichi Steel Tube Ltd.	300	6,454
Mitsubishi Materials Corp.	9,000	26,056
Newcrest Mining Ltd.	6,608	153,810
Newmont Mining Corp.	4,167	202,141
Nippon Steel Corp.	45,000	101,969
Nisshin Steel Co., Ltd.	6,000	8,424
Norsk Hydro ASA	8,067	36,408
Nucor Corp.	2,722	103,164
OZ Minerals Ltd.	2,728	22,136
POSCO (ADR)	15,510	1,247,624
Randgold Resources Ltd.	754	67,850
Rio Tinto Ltd.	3,769	221,538
Rio Tinto plc	11,637	555,775
Salzgitter AG	334	13,730
Sims Metal Management Ltd.	1,429	14,154
SSAB AB, Class A	1,472	12,249
Sumitomo Metal Industries Ltd.	30,000	49,384
Sumitomo Metal Mining Co., Ltd.	5,000	56,277
ThyssenKrupp AG	3,336	54,348
Titanium Metals Corp.	748	8,460
Umicore S.A.	990	45,765
United States Steel Corp.	1,189	24,493
Vale S.A. (Preference) (ADR)	64,400	1,256,444
Vedanta Resources plc	916	13,196
Voestalpine AG	913	24,207
Xstrata plc	17,933	226,351
Yamato Kogyo Co., Ltd.	300	8,359

		7,435,037

Paper & Forest Products (0.1%)
Holmen AB, Class B	417	11,352
International Paper Co.	3,738	108,066
MeadWestvaco Corp.	1,394	40,078
Nippon Paper Group, Inc.	847	13,446
OJI Paper Co., Ltd.	7,000	26,879
Stora Enso Oyj, Class R	4,771	29,446
Svenska Cellulosa AB, Class B	4,997	75,047
UPM-Kymmene Oyj	4,540	51,455

		355,769

Total Materials		24,544,323

Telecommunication Services (4.8%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	49,529	$1,766,204
Belgacom S.A.	1,296	36,822
Bezeq Israeli Telecommunication Corp., Ltd.	15,630	16,539
BT Group plc	67,295	223,078
CenturyLink, Inc.	5,265	207,915
Deutsche Telekom AG (Registered)	24,282	266,380
Elisa Oyj	1,238	24,926
France Telecom S.A.	198,083	2,606,704
Frontier Communications Corp.	8,231	31,525
Iliad S.A.	198	28,648
Inmarsat plc	3,884	29,877
Koninklijke (Royal) KPN N.V.	12,395	118,687
Nippon Telegraph & Telephone Corp.	3,828	177,857
PCCW Ltd.	31,000	11,389
Portugal Telecom SGPS S.A. (Registered)	5,461	24,001
Singapore Telecommunications Ltd.	1,433,350	3,747,977
Swisscom AG (Registered)	202	81,204
TDC A/S	4,163	28,937
Tele2 AB, Class B	2,756	42,714
Telecom Corp. of New Zealand Ltd.	16,649	31,971
Telecom Italia S.p.A.	81,234	80,051
Telecom Italia S.p.A. (RNC)	52,198	41,988
Telefonica S.A.	169,323	2,233,885
Telekom Austria AG	160,598	1,578,579
Telenet Group Holding N.V.	499	21,797
Telenor ASA	111,616	1,861,481
TeliaSonera AB	18,741	119,893
Telstra Corp., Ltd.	37,665	142,726
Verizon Communications, Inc.	24,035	1,068,115
Vivendi S.A.	181,910	3,381,823
Windstream Corp.	5,117	49,430

		20,083,123

Wireless Telecommunication Services (1.8%)
Crown Castle International Corp.*	2,184	128,113
KDDI Corp.	23	148,358
MetroPCS Communications, Inc.*	2,578	15,597
Millicom International Cellular S.A. (SDR)	543	51,231
Mobistar S.A.	236	8,071
NTT DoCoMo, Inc.	132	219,672
Softbank Corp.	7,700	286,279
Sprint Nextel Corp.*	605,737	1,974,703
StarHub Ltd.	4,919	13,338
Turkcell Iletisim Hizmetleri A/S (ADR)*	73,760	925,688
Vodafone Group plc	2,808,402	7,890,582

		11,661,632

Total Telecommunication Services		31,744,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (1.1%)
Electric Utilities (0.6%)
Acciona S.A.	194	$11,584
American Electric Power Co., Inc.	4,099	163,550
Cheung Kong Infrastructure Holdings Ltd.	4,000	24,096
Chubu Electric Power Co., Inc.	5,600	90,921
Chugoku Electric Power Co., Inc.	2,600	42,808
CLP Holdings Ltd.	15,500	131,835
Contact Energy Ltd.*	3,230	12,505
Duke Energy Corp.	11,227	258,895
E.ON AG	15,557	335,105
EDF S.A.	2,079	46,286
Edison International	2,795	129,129
EDP - Energias de Portugal S.A.	16,545	39,086
Enel S.p.A.	56,873	183,534
Entergy Corp.	1,498	101,699
Exelon Corp.	7,279	273,836
FirstEnergy Corp.	3,557	174,969
Fortum Oyj	3,844	73,037
Hokkaido Electric Power Co., Inc.	1,700	21,972
Hokuriku Electric Power Co.	1,500	23,345
Iberdrola S.A.	33,562	158,913
Kansai Electric Power Co., Inc.	6,500	77,868
Kyushu Electric Power Co., Inc.	3,700	43,893
NextEra Energy, Inc.	3,497	240,629
Northeast Utilities	2,604	101,061
Pepco Holdings, Inc.	1,854	36,283
Pinnacle West Capital Corp.	903	46,721
Power Assets Holdings Ltd.	12,000	90,101
PPL Corp.	5,006	139,217
Progress Energy, Inc.	2,500	150,425
Red Electrica Corporacion S.A.	937	40,862
Shikoku Electric Power Co., Inc.	1,500	31,851
Southern Co.	7,351	340,351
SP AusNet	14,553	15,194
SSE plc	8,119	177,008
Terna Rete Elettrica Nazionale S.p.A.	11,162	40,218
Tohoku Electric Power Co., Inc.*	3,900	39,183
Tokyo Electric Power Co., Inc.*	12,500	24,160
Verbund AG	548	12,545
Xcel Energy, Inc.	4,169	118,441

		4,063,116

Gas Utilities (0.1%)
AGL Resources, Inc.	972	37,665
APA Group	5,592	28,655
Enagas S.A.	1,556	28,394
Gas Natural SDG S.A.	3,008	38,640
Hong Kong & China Gas Co., Ltd.	45,771	97,231
ONEOK, Inc.	1,777	75,185
Osaka Gas Co., Ltd.	16,000	67,065
Snam S.p.A.	13,877	61,864
Toho Gas Co., Ltd.	3,000	18,632
Tokyo Gas Co., Ltd.	21,000	107,248

		560,579

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	5,483	$70,347
Electric Power Development Co., Ltd.	1,000	26,226
Enel Green Power S.p.A.	15,107	23,952
International Power plc†	13,202	86,347
NRG Energy, Inc.*	1,820	31,595

		238,467

Multi-Utilities (0.4%)
AGL Energy Ltd.	4,680	70,974
Ameren Corp.	2,138	71,708
CenterPoint Energy, Inc.	3,533	73,027
Centrica plc	44,715	222,912
CMS Energy Corp.	2,306	54,191
Consolidated Edison, Inc.	2,495	155,164
Dominion Resources, Inc.	4,837	261,198
DTE Energy Co.	1,407	83,477
GDF Suez S.A.	10,706	255,434
Integrys Energy Group, Inc.	639	36,340
National Grid plc	30,838	326,409
NiSource, Inc.	2,500	61,875
PG&E Corp.	3,602	163,062
Public Service Enterprise Group, Inc.	4,326	140,595
RWE AG	4,228	172,836
RWE AG (Preference)	330	12,217
SCANA Corp.	1,044	49,945
Sempra Energy	2,059	141,824
Suez Environnement Co. S.A.	2,316	24,931
TECO Energy, Inc.	1,778	32,111
Veolia Environnement S.A.	2,922	36,976
Wisconsin Energy Corp.	1,937	76,647

		2,523,853

Water Utilities (0.0%)
Severn Trent plc	2,063	53,432
United Utilities Group plc	5,928	62,722

		116,154

Total Utilities		7,502,169

Total Common Stocks (79.8%) (Cost $521,785,277)		526,738,366

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
Royal Bank of Canada 0.11%, 7/2/12 (Cost $1,500,000)	$1,500,000	1,500,000

Total Investments (80.0%) (Cost $523,285,277)		528,238,366
Other Assets Less Liabilities (20.0%)		131,956,312

Net Assets (100%)		$660,194,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

*	Non-income producing.
†	Securities (totaling $92,404 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2012, the market value of these securities amounted to $5,784,511 or 0.9% of net assets.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$226,954	$—	$52,878	$204,323	$13,401	$(28,266)

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	884	September-12	$23,917,542	$25,226,730	$1,309,188
FTSE 100 Index	176	September-12	14,904,193	15,223,729	319,536
S&P 500 E-Mini Index	1,009	September-12	65,380,277	68,430,380	3,050,103
SPI 200 Index	58	September-12	6,060,619	6,020,892	(39,727)
TOPIX Index	161	September-12	14,087,041	15,488,710	1,401,669

					$6,040,769

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	737	$748,883	$729,285	$19,598
British Pound vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	650	1,017,795	1,010,893	6,902
European Union Euro vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	3,223	4,082,085	4,042,024	40,061
Japanese Yen vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	123,330	1,544,476	1,549,158	(4,682)

					$61,879

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$39,158,575	$26,394,600	$—	$65,553,175
Consumer Staples	17,443,406	15,890,986	—	33,334,392
Energy	27,489,035	30,679,288	76	58,168,399
Financials	34,881,222	60,666,209	—	95,547,431
Health Care	45,058,799	37,641,332	—	82,700,131
Industrials	25,208,342	32,120,889	5,981	57,335,212
Information Technology	50,457,690	19,850,689	—	70,308,379
Materials	9,339,230	15,205,093	—	24,544,323
Telecommunication Services	6,167,290	25,577,465	—	31,744,755
Utilities	3,891,162	3,524,660	86,347	7,502,169
Forward Currency Contracts	—	66,561	—	66,561
Futures	6,080,496	—	—	6,080,496
Short-Term Investments	—	1,500,000	—	1,500,000

Total Assets	$265,175,247	$269,117,772	$92,404	$534,385,423

Liabilities:
Forward Currency Contracts	$—	$(4,682)	$—	$(4,682)
Futures	(39,727)	—	—	(39,727)

Total Liabilities	$(39,727)	$(4,682)	$—	$(44,409)

Total	$265,135,520	$269,113,090	$92,404	$534,341,014

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Energy†	Investments in Common Stocks- Financials††

Balance as of 12/31/11	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	257	76	—
Purchases	—	—	—
Sales	(257)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$—	$76	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$76	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Investments in Common Stocks- Industrials	Investments in Common Stocks- Utilities	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$2,049	$—	$—
Total gains or losses (realized/unrealized) included in earnings	5,977	20,075	36
Purchases	—	—	—
Sales	(2,045)	(15,950)	(36)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	82,222	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$5,981	$86,347	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$5,981	$20,683	$—

†	Security received through corporate action with $0 cost.
††	Security held with $0 cost and market value.

Fair Values of Derivative Instruments as of June 30, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	66,561
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	6,080,496	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$6,147,057

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(4,682)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(39,727	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(44,409)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	639	—	639
Credit contracts	—	—	—	—	—
Equity contracts	—	1,792,453	—	—	1,792,453
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,792,453	$639	$—	$1,793,092

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	70,615	—	70,615
Credit contracts	—	—	—	—	—
Equity contracts	—	5,193,975	—	—	5,193,975
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$5,193,975	$70,615	$—	$5,264,590

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $7,328,000 and futures contracts with an average notional value of approximately $107,343,000 during the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$57,883,085
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$97,567,976

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,224,487
Aggregate gross unrealized depreciation	(93,635,369)

Net unrealized appreciation	$2,589,118

Federal income tax cost of investments	$525,649,248

The Portfolio has a net capital loss carryforward of $173,531,584 of which $9,697,914 expires in the year 2016 and $163,833,670 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $381,559)	$204,323
Unaffiliated Issuers (Cost $522,903,718)	528,034,043
Cash	66,624,361
Cash held as collateral at broker	7,864,000
Foreign cash (Cost $53,608,794)	52,602,000
Due from broker for futures variation margin	3,472,942
Dividends, interest and other receivables	1,716,322
Receivable for securities sold	665,024
Receivable from Separate Accounts for Trust shares sold	89,843
Unrealized appreciation on forward foreign currency contracts	66,561
Other assets	4,602

Total assets	661,344,021

LIABILITIES
Payable for securities purchased	385,782
Investment management fees payable	364,789
Payable to Separate Accounts for Trust shares redeemed	196,329
Administrative fees payable	88,826
Distribution fees payable - Class IB	41,108
Unrealized depreciation on forward foreign currency contracts	4,682
Distribution fees payable - Class IA	307
Trustees’ fees payable	272
Accrued expenses	67,248

Total liabilities	1,149,343

NET ASSETS	$660,194,678

Net assets were comprised of:
Paid in capital	$828,705,845
Accumulated undistributed net investment income (loss)	7,105,698
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(185,659,884)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	10,043,019

Net assets	$660,194,678

Class IA
Net asset value, offering and redemption price per share, $1,584,002 / 192,722 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.22

Class IB
Net asset value, offering and redemption price per share, $208,710,049 / 25,387,630 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.22

Class K
Net asset value, offering and redemption price per share, $449,900,627 / 54,670,302 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends ($13,401 of dividend income received from affiliates) (net of $691,405 foreign withholding tax)	$10,024,451
Interest	66,521

Total income	10,090,972

EXPENSES
Investment management fees	2,352,757
Administrative fees	567,405
Distribution fees - Class IB	264,218
Custodian fees	43,760
Printing and mailing expenses	35,754
Professional fees	32,884
Trustees’ fees	9,555
Distribution fees - Class IA	1,914
Miscellaneous	16,271

Gross expenses	3,324,518
Less: Fees paid indirectly	(1,090)

Net expenses	3,323,428

NET INVESTMENT INCOME (LOSS)	6,767,544

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($(28,266) of realized gain (loss) from affiliates)	16,598,602
Futures	1,792,453
Foreign currency transactions	(299,312)

Net realized gain (loss)	18,091,743

Change in unrealized appreciation (depreciation) on:
Securities ($30,247 of change in unrealized appreciation (depreciation) from affiliates)	9,040,782
Futures	5,193,975
Foreign currency translations	(483,211)

Net change in unrealized appreciation (depreciation)	13,751,546

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,843,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,610,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,767,544	$9,728,315
Net realized gain (loss) on investments, futures and foreign currency transactions	18,091,743	(21,326,406)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	13,751,546	(45,983,124)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,610,833	(57,581,215)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(732,794)
Class IB	—	(3,948,998)
Class K†	—	(9,082,621)

TOTAL DIVIDENDS	—	(13,764,413)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 40,234 and 2,953,959 shares, respectively ]	333,418	25,410,399
Capital shares issued in reinvestment of dividends [ 0 and 93,366 shares, respectively ]	—	732,794
Capital shares repurchased [ (30,193) and (61,455,932) shares, respectively ]	(252,322)	(491,564,215	)(z)

Total Class IA transactions	81,096	(465,421,022)

Class IB
Capital shares sold [ 1,576,562 and 3,607,849 shares, respectively ]	13,068,648	31,235,337
Capital shares issued in reinvestment of dividends [ 0 and 522,305 shares, respectively ]	—	3,948,998
Capital shares repurchased [ (2,140,680) and (4,492,467) shares, respectively ]	(17,702,852)	(38,891,746)

Total Class IB transactions	(4,634,204)	(3,707,411)

Class K†
Capital shares sold [ 458,232 and 57,679,410 shares, respectively ]	3,835,851	458,122,667	(z)
Capital shares issued in reinvestment of dividends [ 0 and 1,205,501 shares, respectively ]	—	9,082,621
Capital shares repurchased [ (2,882,280) and (1,790,561) shares, respectively ]	(23,666,008)	(14,022,856)

Total Class K transactions	(19,830,157)	453,182,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,383,265)	(15,946,001)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,227,568	(87,291,629)
NET ASSETS:
Beginning of period	645,967,110	733,258,739

End of period (a)	$660,194,678	$645,967,110

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,105,698	$338,154

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the EQ/Templeton Global Equity Portfolio exchanged approximately 54,156,309 Class IA shares for approximately 54,156,309 Class K shares. This exchange amounted to approximately $430,034,964.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011		2010	2009	2008	2007
Net asset value, beginning of period	$7.76	$8.64		$8.11	$6.32	$10.93	$10.79

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.12	(e)	0.11 (e)	0.12 (e)	0.18 (e)	0.09 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.38	(0.83)		0.56	1.80	(4.63)	0.16

Total from investment operations	0.46	(0.71)		0.67	1.92	(4.45)	0.25

Less distributions:
Dividends from net investment income	—	(0.17)		(0.14)	(0.13)	(0.16)	(0.08)
Distributions from net realized gains	—	—		—	—	—	(0.03)

Total dividends and distributions	—	(0.17)		(0.14)	(0.13)	(0.16)	(0.11)

Net asset value, end of period	$8.22	$7.76		$8.64	$8.11	$6.32	$10.93

Total return (b)	5.93%	(8.11)%		8.31%	30.39%	(40.69)%	2.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,584	$1,418		$505,950	$492,155	$349,978	$274,235
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.16%	0.90	%(c)	0.91%	0.98%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.16%	0.90	%(c)	0.91%	0.90%	1.10%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)	1.16%	0.91%		0.91%	0.99%	1.12%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.87%	1.39%		1.34%	1.67%	2.09%	0.76%
After waivers, reimbursements and fees paid indirectly (a)	1.87%	1.39%		1.34%	1.75%	2.09%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)	1.87%	1.38%		1.33%	1.65%	2.06%	0.72%
Portfolio turnover rate	10%	8%		7%	43%	10%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009		2008	2007
Net asset value, beginning of period	$7.76	$8.64	$8.11	$6.32		$10.93	$10.79

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.10 (e)	0.09 (e)	0.10	(e)	0.18 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.38	(0.83)	0.56	1.80		(4.64)	0.10

Total from investment operations	0.46	(0.73)	0.65	1.90		(4.46)	0.22

Less distributions:
Dividends from net investment income	—	(0.15)	(0.12)	(0.11)		(0.15)	(0.05)
Distributions from net realized gains	—	—	—	—		—	(0.03)

Total dividends and distributions	—	(0.15)	(0.12)	(0.11)		(0.15)	(0.08)

Net asset value, end of period	$8.22	$7.76	$8.64	$8.11		$6.32	$10.93

Total return (b)	5.93%	(8.35)%	8.03%	30.05%		(40.84)%	2.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$208,710	$201,451	$227,308	$214,532		$170,500	$319,465
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.16%	1.15%	1.16%	1.23%		1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.16%	1.15%	1.16%	1.15%		1.35%	1.35%
Before waivers, reimbursements and fees paid indirectly (a)	1.16%	1.16%	1.16%	1.24	%(c)	1.37%	1.40	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.84%	1.18%	1.08%	1.40%		1.93%	1.08%
After waivers, reimbursements and fees paid indirectly (a)	1.85%	1.18%	1.08%	1.48%		1.93%	1.08%
Before waivers, reimbursements and fees paid indirectly (a)	1.84%	1.17%	1.08%	1.38%		1.90%	1.04%
Portfolio turnover rate	10%	8%	7%	43%		10%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$7.76	$7.86

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.04	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.38	0.02

Total from investment operations	0.47	0.06

Less distributions:
Dividends from net investment income	—	(0.16)

Net asset value, end of period	$8.23	$7.76

Total return (b)	6.06%	0.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$449,901	$443,098
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.91%	0.90%
After waivers, reimbursements and fees paid indirectly (a)	0.91%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)	0.91%	0.91	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.09%	1.54%
After waivers, reimbursements and fees paid indirectly (a)	2.09%	1.54%
Before waivers, reimbursements and fees paid indirectly (a)	2.09%	1.54%
Portfolio turnover rate	10%	8%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/UBS GROWTH AND INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	19.1%
Financials	17.5
Health Care	15.6
Consumer Discretionary	13.0
Energy	11.6
Industrials	10.0
Materials	4.0
Utilities	3.4
Consumer Staples	3.0
Telecommunication Services	1.5
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IB
Actual	$1,000.00	$1,054.00	$5.36
Hypothetical (5% average return before expenses)	1,000.00	1,019.64	5.27

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (0.8%)
Johnson Controls, Inc.	41,500	$1,149,965

Hotels, Restaurants & Leisure (1.0%)
Starbucks Corp.	27,900	1,487,628

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	10,900	2,489,015

Media (4.6%)
Comcast Corp., Class A	68,500	2,189,945
Time Warner, Inc.	68,600	2,641,100
Viacom, Inc., Class B	38,600	1,814,972

		6,646,017

Multiline Retail (2.3%)
Kohl’s Corp.	44,200	2,010,658
Macy’s, Inc.	38,700	1,329,345

		3,340,003

Textiles, Apparel & Luxury Goods (2.6%)
Coach, Inc.	41,500	2,426,920
Ralph Lauren Corp.	8,800	1,232,528

		3,659,448

Total Consumer Discretionary		18,772,076

Consumer Staples (3.0%)
Household Products (1.5%)
Colgate-Palmolive Co.	20,900	2,175,690

Tobacco (1.5%)
Philip Morris International, Inc.	25,100	2,190,226

Total Consumer Staples		4,365,916

Energy (11.6%)
Energy Equipment & Services (5.7%)
Baker Hughes, Inc.	38,200	1,570,020
Ensco plc, Class A	37,500	1,761,375
Halliburton Co.	49,200	1,396,788
McDermott International, Inc.*	149,700	1,667,658
Noble Corp.*	56,900	1,850,957

		8,246,798

Oil, Gas & Consumable Fuels (5.9%)
EOG Resources, Inc.	21,200	1,910,332
Exxon Mobil Corp.	34,000	2,909,380
Hess Corp.	38,200	1,659,790
Peabody Energy Corp.	35,000	858,200
Ultra Petroleum Corp.*	46,700	1,077,369

		8,415,071

Total Energy		16,661,869

Financials (17.5%)
Capital Markets (2.6%)
Invesco Ltd.	78,100	1,765,060
Morgan Stanley	133,800	1,952,142

		3,717,202

Commercial Banks (4.8%)
U.S. Bancorp	77,700	$2,498,832
Wells Fargo & Co.	134,600	4,501,024

		6,999,856

Diversified Financial Services (5.4%)
Citigroup, Inc.	113,585	3,113,364
CME Group, Inc.	5,800	1,555,038
JPMorgan Chase & Co.	85,500	3,054,915

		7,723,317

Insurance (2.3%)
Lincoln National Corp.	72,300	1,581,201
MetLife, Inc.	54,700	1,687,495

		3,268,696

Real Estate Investment Trusts (REITs) (2.4%)
American Capital Agency Corp. (REIT)	56,500	1,898,965
Digital Realty Trust, Inc. (REIT)	21,400	1,606,498

		3,505,463

Total Financials		25,214,534

Health Care (15.6%)
Biotechnology (4.0%)
Acorda Therapeutics, Inc.*	47,200	1,112,032
Alexion Pharmaceuticals, Inc.*	12,500	1,241,250
Alnylam Pharmaceuticals, Inc.*	35,700	416,619
Cubist Pharmaceuticals, Inc.*	21,500	815,065
Gilead Sciences, Inc.*	42,100	2,158,888

		5,743,854

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	34,800	1,849,620
Medtronic, Inc.	50,800	1,967,484

		3,817,104

Health Care Providers & Services (2.8%)
Centene Corp.*	26,800	808,288
HCA Holdings, Inc.	55,700	1,694,951
UnitedHealth Group, Inc.	26,600	1,556,100

		4,059,339

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*	11,700	1,170,117
Bruker Corp.*	31,500	419,265

		1,589,382

Pharmaceuticals (5.0%)
Allergan, Inc.	14,700	1,360,779
Hospira, Inc.*	59,400	2,077,812
Merck & Co., Inc.	50,038	2,089,086
Teva Pharmaceutical Industries Ltd. (ADR)	42,300	1,668,312

		7,195,989

Total Health Care		22,405,668

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (10.0%)
Aerospace & Defense (3.8%)
Boeing Co.	32,800	$2,437,040
General Dynamics Corp.	44,900	2,961,604

		5,398,644

Machinery (2.1%)
Illinois Tool Works, Inc.	56,200	2,972,418

Road & Rail (4.1%)
Hertz Global Holdings, Inc.*	248,500	3,180,800
Norfolk Southern Corp.	38,700	2,777,499

		5,958,299

Total Industrials		14,329,361

Information Technology (19.1%)
Communications Equipment (0.9%)
Juniper Networks, Inc.*	82,700	1,348,837

Computers & Peripherals (7.4%)
Apple, Inc.*	12,900	7,533,600
NetApp, Inc.*	42,200	1,342,804
SanDisk Corp.*	46,800	1,707,264

		10,583,668

Internet Software & Services (0.8%)
Facebook, Inc., Class A*	36,700	1,142,104

IT Services (1.6%)
Fidelity National Information Services, Inc.	26,000	886,080
ServiceSource International, Inc.*	99,700	1,380,845

		2,266,925

Semiconductors & Semiconductor Equipment (4.7%)
Atmel Corp.*	212,600	1,424,420
Broadcom Corp., Class A*	42,300	1,429,740
Intersil Corp., Class A	115,000	1,224,750
Micron Technology, Inc.*	190,200	1,200,162
Skyworks Solutions, Inc.*	55,900	1,529,983

		6,809,055

Software (3.7%)
Adobe Systems, Inc.*	99,400	3,217,578
Symantec Corp.*	144,500	2,111,145

		5,328,723

Total Information Technology		27,479,312

Materials (4.0%)
Chemicals (2.8%)
Celanese Corp.	51,700	$1,789,854
Dow Chemical Co.	71,100	2,239,650

		4,029,504

Containers & Packaging (0.6%)
Rock-Tenn Co., Class A	15,700	856,435

Paper & Forest Products (0.6%)
International Paper Co.	30,100	870,191

Total Materials		5,756,130

Telecommunication Services (1.5%)
Wireless Telecommunication Services (1.5%)
MetroPCS Communications, Inc.*	190,900	1,154,945
NII Holdings, Inc.*	92,100	942,183

Total Telecommunication Services		2,097,128

Utilities (3.4%)
Electric Utilities (2.3%)
Edison International	35,000	1,617,000
NextEra Energy, Inc.	24,700	1,699,607

		3,316,607

Multi-Utilities (1.1%)
PG&E Corp.	35,200	1,593,504

Total Utilities		4,910,111

Total Investments (98.7%) (Cost $133,432,250)		141,992,105
Other Assets Less Liabilities (1.3%)		1,826,542

Net Assets (100%)		$143,818,647

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$18,772,076	$—	$—	$18,772,076
Consumer Staples	4,365,916	—	—	4,365,916
Energy	16,661,869	—	—	16,661,869
Financials	25,214,534	—	—	25,214,534
Health Care	22,405,668	—	—	22,405,668
Industrials	14,329,361	—	—	14,329,361
Information Technology	27,479,312	—	—	27,479,312
Materials	5,756,130	—	—	5,756,130
Telecommunication Services	2,097,128	—	—	2,097,128
Utilities	4,910,111	—	—	4,910,111

Total Assets	$141,992,105	$—	$—	$141,992,105

Total Liabilities	$—	$—	$—	$—

Total	$141,992,105	$—	$—	$141,992,105

The Portfolio held no derivatives contracts during the six moths ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$52,133,080
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$48,764,199

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,234,521
Aggregate gross unrealized depreciation	(13,027,221)

Net unrealized appreciation	$8,207,300

Federal income tax cost of investments	$133,784,805

The Portfolio has a net capital loss carryforward of $27,525,802, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $133,432,250)	$141,992,105
Cash	1,943,474
Dividends, interest and other receivables	263,937
Receivable for securities sold	204,431
Receivable from Separate Accounts for Trust shares sold	14,212
Other assets	1,758

Total assets	144,419,917

LIABILITIES
Payable for securities purchased	369,679
Payable to Separate Accounts for Trust shares redeemed	103,166
Investment management fees payable	71,508
Distribution fees payable - Class IB	28,772
Administrative fees payable	14,125
Trustees’ fees payable	20
Accrued expenses	14,000

Total liabilities	601,270

NET ASSETS	$143,818,647

Net assets were comprised of:
Paid in capital	$160,077,499
Accumulated undistributed net investment income (loss)	597,383
Accumulated undistributed net realized gain (loss) on investments	(25,416,090)
Net unrealized appreciation (depreciation) on investments	8,559,855

Net assets	$143,818,647

Class IB
Net asset value, offering and redemption price per share, $143,818,647 / 23,758,374 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.05

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$1,352,082
Interest	1,795

Total income	1,353,877

EXPENSES
Investment management fees	555,789
Distribution fees - Class IB	185,263
Administrative fees	90,217
Professional fees	23,713
Printing and mailing expenses	7,807
Custodian fees	5,469
Trustees’ fees	2,078
Miscellaneous	996

Gross expenses	871,332
Less: Waiver from investment advisor	(93,014)
Fees paid indirectly	(5,422)

Net expenses	772,896

NET INVESTMENT INCOME (LOSS)	580,981

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	2,462,267
Net change in unrealized appreciation (depreciation) on securities	4,403,541

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,865,808

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,446,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$580,981	$1,111,922
Net realized gain (loss) on investments	2,462,267	10,589,669
Net change in unrealized appreciation (depreciation) on investments	4,403,541	(15,506,671)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,446,789	(3,805,080)

DIVIDENDS:
Dividends from net investment income
Class IB	—	(1,095,885)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,550,521 and 4,260,753 shares, respectively ]	22,317,865	24,960,628
Capital shares issued in reinvestment of dividends [ 0 and 198,603 shares, respectively ]	—	1,095,885
Capital shares repurchased [ (3,522,431) and (5,885,078) shares, respectively ]	(22,069,387)	(34,790,804)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	248,478	(8,734,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,695,267	(13,635,256)
NET ASSETS:
Beginning of period	136,123,380	149,758,636

End of period (a)	$143,818,647	$136,123,380

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$597,383	$16,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008	2007
Net asset value, beginning of period	$5.74	$5.95	$5.30	$4.03	$6.84	$6.82

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.05 (e)	0.04 (e)	0.04 (e)	0.07 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments	0.29	(0.21)	0.65	1.27	(2.81)	0.02

Total from investment operations	0.31	(0.16)	0.69	1.31	(2.74)	0.08

Less distributions:
Dividends from net investment income	—	(0.05)	(0.04)	(0.04)	(0.07)	(0.06)

Net asset value, end of period	$6.05	$5.74	$5.95	$5.30	$4.03	$6.84

Total return (b)	5.40%	(2.72)%	13.04%	32.47%	(40.03)%	1.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$143,819	$136,123	$149,759	$142,818	$114,565	$217,397
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.04%	1.03%	1.03%	1.01%	1.03%	1.04%
Before waivers and fees paid indirectly (a)	1.18%	1.17%	1.15%	1.19%	1.19%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.78%	0.75%	0.69%	0.79%	1.14%	0.80%
After waivers and fees paid indirectly (a)	0.78%	0.77%	0.71%	0.83%	1.17%	0.81%
Before waivers and fees paid indirectly (a)	0.65%	0.63%	0.59%	0.65%	1.00%	0.69%
Portfolio turnover rate	34%	63%	53%	54%	68%	32%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/VAN KAMPEN COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	21.5%
Consumer Discretionary	16.2
Health Care	14.4
Energy	12.5
Information Technology	11.1
Consumer Staples	7.4
Industrials	6.6
Telecommunication Services	3.4
Materials	2.9
Utilities	2.6
Cash and Other	1.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,082.40	$5.18
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	5.02
Class IB
Actual	1,000.00	1,082.30	5.18
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	5.02

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.2%)
Automobiles (1.3%)
General Motors Co.*	193,787	$3,821,480

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	67,099	2,299,483

Media (11.3%)
Comcast Corp., Class A	343,737	10,989,272
News Corp., Class B	242,101	5,452,114
Time Warner Cable, Inc.	76,328	6,266,529
Time Warner, Inc.	101,160	3,894,660
Viacom, Inc., Class B	125,544	5,903,079

		32,505,654

Multiline Retail (1.0%)
Kohl’s Corp.	12,828	583,546
Target Corp.	39,271	2,285,179

		2,868,725

Specialty Retail (1.8%)
Lowe’s Cos., Inc.	111,099	3,159,655
Staples, Inc.	157,298	2,052,739

		5,212,394

Total Consumer Discretionary		46,707,736

Consumer Staples (7.4%)
Beverages (0.5%)
PepsiCo, Inc.	20,406	1,441,888

Food & Staples Retailing (3.1%)
CVS Caremark Corp.	120,306	5,621,899
Wal-Mart Stores, Inc.	44,705	3,116,833

		8,738,732

Food Products (3.5%)
Kraft Foods, Inc., Class A	132,394	5,113,056
Unilever N.V. (N.Y. Shares)	146,458	4,884,375

		9,997,431

Household Products (0.3%)
Procter & Gamble Co.	15,616	956,480

Total Consumer Staples		21,134,531

Energy (12.5%)
Energy Equipment & Services (3.9%)
Halliburton Co.	179,217	5,087,971
Noble Corp.*	44,389	1,443,974
Weatherford International Ltd.*	370,720	4,682,193

		11,214,138

Oil, Gas & Consumable Fuels (8.6%)
BP plc (ADR)	161,831	6,560,629
Chevron Corp.	51,955	5,481,253
Murphy Oil Corp.	82,312	4,139,470
QEP Resources, Inc.	102,689	3,077,589
Royal Dutch Shell plc (ADR), Class A	80,895	5,454,750

		24,713,691

Total Energy		35,927,829

Financials (21.5%)
Capital Markets (4.0%)
Bank of New York Mellon Corp.	262,825	$5,769,009
Goldman Sachs Group, Inc.	23,550	2,257,503
Morgan Stanley	148,349	2,164,412
State Street Corp.	31,964	1,426,873

		11,617,797

Commercial Banks (5.4%)
Fifth Third Bancorp	186,819	2,503,375
PNC Financial Services Group, Inc.	73,726	4,505,396
U.S. Bancorp	68,559	2,204,857
Wells Fargo & Co.	189,463	6,335,643

		15,549,271

Diversified Financial Services (6.6%)
Bank of America Corp.	430,691	3,523,052
Citigroup, Inc.	274,696	7,529,417
JPMorgan Chase & Co.	222,261	7,941,386

		18,993,855

Insurance (5.5%)
Aflac, Inc.	23,700	1,009,383
Allstate Corp.	221,837	7,784,260
MetLife, Inc.	94,602	2,918,472
Travelers Cos., Inc.	62,261	3,974,742

		15,686,857

Total Financials		61,847,780

Health Care (14.4%)
Health Care Providers & Services (4.0%)
Cardinal Health, Inc.	65,627	2,756,334
UnitedHealth Group, Inc.	105,205	6,154,493
WellPoint, Inc.	43,657	2,784,880

		11,695,707

Pharmaceuticals (10.4%)
Bristol-Myers Squibb Co.	172,895	6,215,575
GlaxoSmithKline plc (ADR)	70,467	3,211,181
Merck & Co., Inc.	146,950	6,135,162
Novartis AG (ADR)	22,968	1,283,911
Pfizer, Inc.	323,421	7,438,683
Roche Holding AG (ADR)	55,089	2,380,947
Sanofi S.A. (ADR)	84,188	3,180,623

		29,846,082

Total Health Care		41,541,789

Industrials (6.6%)
Aerospace & Defense (1.4%)
Honeywell International, Inc.	34,907	1,949,207
Textron, Inc.	81,800	2,034,366

		3,983,573

Electrical Equipment (0.7%)
Emerson Electric Co.	42,059	1,959,108

Industrial Conglomerates (2.2%)
General Electric Co.	298,947	6,230,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (2.3%)
Ingersoll-Rand plc	159,611	$6,732,392

Total Industrials		18,905,129

Information Technology (11.1%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	158,215	2,716,552

Computers & Peripherals (2.1%)
Dell, Inc.*	77,118	965,517
Hewlett-Packard Co.	248,718	5,001,719

		5,967,236

Electronic Equipment, Instruments & Components (1.0%)
Corning, Inc.	223,206	2,886,054

Internet Software & Services (3.4%)
eBay, Inc.*	120,298	5,053,719
Yahoo!, Inc.*	298,938	4,732,188

		9,785,907

Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	83,414	2,222,983
KLA-Tencor Corp.	8,802	433,499

		2,656,482

Software (2.7%)
Microsoft Corp.	253,912	7,767,168

Total Information Technology		31,779,399

Materials (2.9%)
Metals & Mining (1.0%)
Alcoa, Inc.	340,713	2,981,239

Paper & Forest Products (1.9%)
International Paper Co.	183,860	$5,315,392

Total Materials		8,296,631

Telecommunication Services (3.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	76,852	2,740,542
Verizon Communications, Inc.	96,716	4,298,059

		7,038,601

Wireless Telecommunication Services (1.0%)
Vodafone Group plc (ADR)	100,593	2,834,711

Total Telecommunication Services		9,873,312

Utilities (2.6%)
Electric Utilities (2.6%)
FirstEnergy Corp.	58,154	2,860,595
PPL Corp.	164,295	4,569,044

Total Utilities		7,429,639

Total Investments (98.6%) (Cost $255,391,240)		283,443,775
Other Assets Less Liabilities (1.4%)		4,150,567

Net Assets (100%)		$287,594,342

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,707,736	$—	$—	$46,707,736
Consumer Staples	21,134,531	—	—	21,134,531
Energy	35,927,829	—	—	35,927,829
Financials	61,847,780	—	—	61,847,780
Health Care	41,541,789	—	—	41,541,789
Industrials	18,905,129	—	—	18,905,129
Information Technology	31,779,399	—	—	31,779,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Materials	$8,296,631	$—	$—	$8,296,631
Telecommunication Services	9,873,312	—	—	9,873,312
Utilities	7,429,639	—	—	7,429,639

Total Assets	$283,443,775	$—	$—	$283,443,775

Total Liabilities	$—	$—	$—	$—

Total	$283,443,775	$—	$—	$283,443,775

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$29,383,069
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$30,186,715

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,965,886
Aggregate gross unrealized depreciation	(27,604,267)

Net unrealized appreciation	$23,361,619

Federal income tax cost of investments	$260,082,156

For the six months ended June 30, 2012, the Portfolio incurred approximately $1,089 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $56,486,405 of which $10,486,512 expires in the year 2016 and $45,999,893 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $255,391,240)	$283,443,775
Cash	4,261,489
Dividends, interest and other receivables	588,880
Receivable for securities sold	298,542
Receivable from Separate Accounts for Trust shares sold	38,257
Other assets	3,417

Total assets	288,634,360

LIABILITIES
Payable for securities purchased	658,078
Payable to Separate Accounts for Trust shares redeemed	142,079
Investment management fees payable	138,086
Distribution fees payable - Class IB	56,215
Administrative fees payable	25,686
Distribution fees payable - Class IA	1,068
Accrued expenses	18,806

Total liabilities	1,040,018

NET ASSETS	$287,594,342

Net assets were comprised of:
Paid in capital	$313,099,938
Accumulated undistributed net investment income (loss)	2,214,822
Accumulated undistributed net realized gain (loss) on investments	(55,772,953)
Net unrealized appreciation (depreciation) on investments	28,052,535

Net assets	$287,594,342

Class IA
Net asset value, offering and redemption price per share, $5,398,862 / 540,921 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

Class IB
Net asset value, offering and redemption price per share, $282,195,480 / 28,241,837 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$3,637,952
Interest	5,659

Total income	3,643,611

EXPENSES
Investment management fees	948,618
Distribution fees - Class IB	358,266
Administrative fees	163,211
Professional fees	25,741
Printing and mailing expenses	15,372
Distribution fees - Class IA	6,586
Custodian fees	4,725
Trustees’ fees	4,088
Miscellaneous	1,825

Gross expenses	1,528,432
Less: Waiver from investment advisor	(68,405)
Fees paid indirectly	(7,746)

Net expenses	1,452,281

NET INVESTMENT INCOME (LOSS)	2,191,330

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	5,427,776
Net change in unrealized appreciation (depreciation) on securities	14,979,311

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,407,087

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,598,417

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,191,330	$3,874,529
Net realized gain (loss) on investments	5,427,776	9,793,890
Net change in unrealized appreciation (depreciation) on investments	14,979,311	(20,030,091)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,598,417	(6,361,672)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(64,647)
Class IB	—	(3,839,714)

TOTAL DIVIDENDS	—	(3,904,361)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 230,555 and 280,425 shares, respectively ]	2,282,847	2,668,127
Capital shares issued in reinvestment of dividends [ 0 and 7,259 shares, respectively ]	—	64,647
Capital shares repurchased [ (177,214) and (107,499) shares, respectively ]	(1,769,175)	(1,018,932)

Total Class IA transactions	513,672	1,713,842

Class IB
Capital shares sold [ 1,634,506 and 5,076,079 shares, respectively ]	16,235,419	49,242,437
Capital shares issued in reinvestment of dividends [ 0 and 430,607 shares, respectively ]	—	3,839,714
Capital shares repurchased [ (2,642,571) and (4,602,999) shares, respectively ]	(26,156,253)	(43,919,447)

Total Class IB transactions	(9,920,834)	9,162,704

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,407,162)	10,876,546

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,191,255	610,513
NET ASSETS:
Beginning of period	274,403,087	273,792,574

End of period (a)	$287,594,342	$274,403,087

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,214,822	$23,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IA		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.22	$9.55	$8.38	$6.61	$10.86	$11.76

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.16 (e)	0.13 (e)	0.12 (e)	0.20 (e)	0.22	(e)
Net realized and unrealized gain (loss) on investments	0.69	(0.33)	1.17	1.78	(4.18)	(0.49)

Total from investment operations	0.76	(0.17)	1.30	1.90	(3.98)	(0.27)

Less distributions:
Dividends from net investment income	—	(0.16)	(0.13)	(0.13)	(0.19)	(0.22)
Distributions from net realized gains	—	—	—	—	(0.08)	(0.41)

Total dividends and distributions	—	(0.16)	(0.13)	(0.13)	(0.27)	(0.63)

Net asset value, end of period	$9.98	$9.22	$9.55	$8.38	$6.61	$10.86

Total return (b)	8.24%	(1.77)%	15.61%	28.73%	(36.79)%	(2.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,399	$4,494	$2,934	$1,294	$998	$770
Ratio of expenses to average net assets:
After waivers (a)	1.00%	0.75%	0.75%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.99%	0.74%	0.74%	0.73%	0.73%	0.74%
Before waivers and fees paid indirectly (a)	1.05%	0.78%	0.80%	0.82%	0.82%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.50%	1.63%	1.43%	1.72%	2.28%	1.82	%(c)
After waivers and fees paid indirectly (a)	1.51%	1.64%	1.44%	1.74%	2.30%	1.82	%(c)
Before waivers and fees paid indirectly (a)	1.46%	1.60%	1.38%	1.65%	2.21%	1.77	%(c)
Portfolio turnover rate	10%	25%	21%	27%	39%	23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class IB		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.23	$9.56	$8.39	$6.62	$10.87	$11.77

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.13 (e)	0.10 (e)	0.10 (e)	0.18 (e)	0.20 (e)
Net realized and unrealized gain (loss) on investments	0.69	(0.33)	1.18	1.78	(4.17)	(0.50)

Total from investment operations	0.76	(0.20)	1.28	1.88	(3.99)	(0.30)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.11)	(0.11)	(0.18)	(0.19)
Distributions from net realized gains	—	—	—	—	(0.08)	(0.41)

Total dividends and distributions	—	(0.13)	(0.11)	(0.11)	(0.26)	(0.60)

Net asset value, end of period	$9.99	$9.23	$9.56	$8.39	$6.62	$10.87

Total return (b)	8.23%	(2.01)%	15.30%	28.36%	(37.01)%	(2.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$282,195	$269,909	$270,858	$245,914	$205,285	$319,390
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	0.99%	0.99%	0.99%	0.98%	0.98%	0.99%
Before waivers and fees paid indirectly (a)	1.05%	1.03%	1.05%	1.07%	1.07%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.50%	1.36%	1.20%	1.47%	1.98%	1.62%
After waivers and fees paid indirectly (a)	1.50%	1.37%	1.20%	1.49%	2.00%	1.62%
Before waivers and fees paid indirectly (a)	1.45%	1.33%	1.14%	1.40%	1.91%	1.57%
Portfolio turnover rate	10%	25%	21%	27%	39%	23%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	33.9%
Consumer Discretionary	16.5
Health Care	14.0
Industrials	13.9
Energy	5.0
Consumer Staples	4.6
Materials	4.3
Telecommunication Services	3.4
Financials	2.1
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class IA
Actual	$1,000.00	$1,129.50	$5.45
Hypothetical (5% average return before expenses)	1,000.00	1,019.74	5.17
Class IB
Actual	1,000.00	1,129.70	5.45
Hypothetical (5% average return before expenses)	1,000.00	1,019.74	5.17

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.03% and 1.03%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.5%)
Auto Components (2.0%)
BorgWarner, Inc.*	126,300	$8,284,017
Delphi Automotive plc*	296,400	7,558,200

		15,842,217

Hotels, Restaurants & Leisure (1.7%)
Starbucks Corp.	255,950	13,647,254

Internet & Catalog Retail (1.6%)
priceline.com, Inc.*	19,900	13,223,948

Media (2.7%)
CBS Corp., Class B	271,200	8,889,936
Discovery Communications, Inc., Class C*	261,800	13,113,562

		22,003,498

Multiline Retail (2.5%)
Dollar General Corp.*	371,828	20,223,725

Specialty Retail (3.9%)
GNC Holdings, Inc., Class A	228,200	8,945,440
Limited Brands, Inc.	296,400	12,605,892
Ulta Salon Cosmetics & Fragrance, Inc.	113,100	10,561,278

		32,112,610

Textiles, Apparel & Luxury Goods (2.1%)
Lululemon Athletica, Inc.*	141,700	8,449,571
Under Armour, Inc., Class A*	92,900	8,777,192

		17,226,763

Total Consumer Discretionary		134,280,015

Consumer Staples (4.6%)
Beverages (1.3%)
Monster Beverage Corp.*	143,500	10,217,200

Food & Staples Retailing (1.6%)
Whole Foods Market, Inc.	140,400	13,382,928

Food Products (1.7%)
Hershey Co.	61,046	4,397,143
Mead Johnson Nutrition Co.	121,900	9,814,169

		14,211,312

Total Consumer Staples		37,811,440

Energy (5.0%)
Energy Equipment & Services (1.7%)
Ensco plc, Class A	119,600	5,617,612
Schlumberger Ltd.	122,700	7,964,457

		13,582,069

Oil, Gas & Consumable Fuels (3.3%)
Pioneer Natural Resources Co.	113,200	9,985,372
Plains Exploration & Production Co.*	128,800	4,531,184
Williams Cos., Inc.	427,700	12,326,314

		26,842,870

Total Energy		40,424,939

Financials (2.1%)
Consumer Finance (1.0%)
Capital One Financial Corp.	155,562	$8,503,019

Real Estate Management & Development (1.1%)
CBRE Group, Inc., Class A*	527,800	8,634,808

Total Financials		17,137,827

Health Care (14.0%)
Biotechnology (4.6%)
Alexion Pharmaceuticals, Inc.*	146,466	14,544,074
BioMarin Pharmaceutical, Inc.*	265,488	10,508,015
Gilead Sciences, Inc.*	249,300	12,784,104

		37,836,193

Health Care Equipment & Supplies (1.5%)
Intuitive Surgical, Inc.*	21,500	11,906,485

Health Care Providers & Services (1.2%)
Humana, Inc.	120,600	9,339,264

Health Care Technology (1.7%)
Cerner Corp.*	166,600	13,771,156

Pharmaceuticals (5.0%)
Abbott Laboratories	158,800	10,237,836
Allergan, Inc.	132,600	12,274,782
Novo Nordisk A/S (ADR)	62,600	9,098,284
Shire plc (ADR)	106,400	9,191,896

		40,802,798

Total Health Care		113,655,896

Industrials (13.9%)
Aerospace & Defense (3.7%)
Precision Castparts Corp.	87,200	14,343,528
TransDigm Group, Inc.*	116,500	15,645,950

		29,989,478

Airlines (1.5%)
Copa Holdings S.A., Class A	142,600	11,761,648

Electrical Equipment (0.7%)
Rockwell Automation, Inc.	91,100	6,018,066

Machinery (3.0%)
Caterpillar, Inc.	93,300	7,922,103
Chart Industries, Inc.*	128,900	8,863,164
Cummins, Inc.	80,916	7,841,569

		24,626,836

Road & Rail (2.8%)
Hertz Global Holdings, Inc.*	604,500	7,737,600
Kansas City Southern	221,100	15,379,716

		23,117,316

Trading Companies & Distributors (2.2%)
W.W. Grainger, Inc.	44,137	8,440,760
WESCO International, Inc.*	158,200	9,104,410

		17,545,170

Total Industrials		113,058,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (33.9%)
Communications Equipment (2.5%)
F5 Networks, Inc.*	81,900	$8,153,964
QUALCOMM, Inc.	213,800	11,904,384

		20,058,348

Computers & Peripherals (8.6%)
Apple, Inc.*	119,849	69,991,816

Internet Software & Services (6.8%)
eBay, Inc.*	445,800	18,728,058
ExactTarget, Inc.*	202,588	4,428,574
Google, Inc., Class A*	42,000	24,362,940
MercadoLibre, Inc.	109,100	8,269,780

		55,789,352

IT Services (6.6%)
Cognizant Technology Solutions Corp., Class A*	189,400	11,364,000
Gartner, Inc.*	285,923	12,308,985
Teradata Corp.*	139,600	10,052,596
Visa, Inc., Class A	165,600	20,473,128

		54,198,709

Semiconductors & Semiconductor Equipment (2.2%)
ARM Holdings plc (ADR)	319,600	7,603,284
Broadcom Corp., Class A*	296,100	10,008,180

		17,611,464

Software (7.2%)
Autodesk, Inc.*	298,500	10,444,515
BroadSoft, Inc.*	255,700	7,405,072
Check Point Software Technologies Ltd.*	150,069	7,441,922

Citrix Systems, Inc.*	124,300	$10,433,742
CommVault Systems, Inc.*	138,600	6,870,402
Red Hat, Inc.*	80,400	4,540,992
TIBCO Software, Inc.*	373,800	11,184,096

		58,320,741

Total Information Technology		275,970,430

Materials (4.3%)
Chemicals (4.3%)
Airgas, Inc.	203,400	17,087,634
Monsanto Co.	215,600	17,847,368

Total Materials		34,935,002

Telecommunication Services (3.4%)
Wireless Telecommunication Services (3.4%)
Crown Castle International Corp.*	255,200	14,970,032
SBA Communications Corp., Class A*	226,523	12,923,137

Total Telecommunication Services		27,893,169

Total Investments (97.7%) (Cost $673,298,487)		795,167,232
Other Assets Less Liabilities (2.3%)		19,098,546

Net Assets (100%)		$814,265,778

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$134,280,015	$—	$—	$134,280,015
Consumer Staples	37,811,440	—	—	37,811,440
Energy	40,424,939	—	—	40,424,939
Financials	17,137,827	—	—	17,137,827
Health Care	113,655,896	—	—	113,655,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$113,058,514	$—	$—	$113,058,514
Information Technology	275,970,430	—	—	275,970,430
Materials	34,935,002	—	—	34,935,002
Telecommunication Services	27,893,169	—	—	27,893,169

Total Assets	$795,167,232	$—	$—	$795,167,232

Total Liabilities	$—	$—	$—	$—

Total	$795,167,232	$—	$—	$795,167,232

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$480,255,880
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$436,781,734

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,148,147
Aggregate gross unrealized depreciation	(23,118,347)

Net unrealized appreciation	$121,029,800

Federal income tax cost of investments	$674,137,432

For the six months ended June 30, 2012, the Portfolio incurred approximately $1,024 as brokerage commissions with Sanford C.

Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $673,298,487)	$795,167,232
Cash	21,323,436
Receivable for securities sold	10,742,231
Receivable from Separate Accounts for Trust shares sold	1,368,475
Dividends, interest and other receivables	209,393
Other assets	6,554

Total assets	828,817,321

LIABILITIES
Payable for securities purchased	13,073,813
Payable to Separate Accounts for Trust shares redeemed	812,335
Investment management fees payable	421,969
Distribution fees payable - Class IB	160,173
Administrative fees payable	68,265
Distribution fees payable - Class IA	2,123
Trustees’ fees payable	265
Accrued expenses	12,600

Total liabilities	14,551,543

NET ASSETS	$814,265,778

Net assets were comprised of:
Paid in capital	$674,058,312
Accumulated undistributed net investment income (loss)	(1,715,086)
Accumulated undistributed net realized gain (loss) on investments	20,053,807
Net unrealized appreciation (depreciation) on investments	121,868,745

Net assets	$814,265,778

Class IA
Net asset value, offering and redemption price per share, $10,597,017 / 971,935 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.90

Class IB
Net asset value, offering and redemption price per share, $803,668,761 / 75,031,042 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.71

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$2,349,383
Interest	16,607

Total income	2,365,990

EXPENSES
Investment management fees	2,601,866
Distribution fees - Class IB	987,406
Administrative fees	421,606
Printing and mailing expenses	41,754
Professional fees	30,539
Distribution fees - Class IA	13,310
Custodian fees	11,934
Trustees’ fees	11,019
Miscellaneous	4,598

Gross expenses	4,124,032
Less: Fees paid indirectly	(42,762)

Net expenses	4,081,270

NET INVESTMENT INCOME (LOSS)	(1,715,280)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	12,717,418
Net change in unrealized appreciation (depreciation) on securities	77,008,354

NET REALIZED AND UNREALIZED GAIN (LOSS)	89,725,772

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,010,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,715,280)	$(3,821,127)
Net realized gain (loss) on investments	12,717,418	7,714,419
Net change in unrealized appreciation (depreciation) on investments	77,008,354	(52,296,833)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	88,010,492	(48,403,541)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(144,645)
Class IB	—	(11,753,458)

TOTAL DISTRIBUTIONS	—	(11,898,103)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 385,330 and 680,003 shares, respectively ]	4,188,170	7,254,339
Capital shares issued in reinvestment of distributions [ 0 and 16,432 shares, respectively ]	—	144,645
Capital shares repurchased [ (328,739) and (528,516) shares, respectively ]	(3,638,583)	(5,794,426)

Total Class IA transactions	549,587	1,604,558

Class IB
Capital shares sold [ 11,915,074 and 27,939,593 shares, respectively ]	127,977,000	289,414,016
Capital shares issued in reinvestment of distributions [ 0 and 1,357,916 shares, respectively ]	—	11,753,458
Capital shares repurchased [ (8,456,658) and (12,037,594) shares, respectively ]	(89,634,332)	(120,999,976)

Total Class IB transactions	38,342,668	180,167,498

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	38,892,255	181,772,056

TOTAL INCREASE (DECREASE) IN NET ASSETS	126,902,747	121,470,412
NET ASSETS:
Beginning of period	687,363,031	565,892,619

End of period (a)	$814,265,778	$687,363,031

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,715,086)	$194

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class IA			2011		2010		2009	2008	2007
Net asset value, beginning of period	$9.65		$10.43		$9.11		$6.50	$9.19	$8.68

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.03	)(e)	—	#(e)	0.04 (e)	0.06 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments	1.27		(0.57)		1.60		2.60	(2.56)	0.98

Total from investment operations	1.25		(0.60)		1.60		2.64	(2.50)	1.00

Less distributions:
Dividends from net investment income	—		—		—	#	(0.03)	(0.05)	—
Distributions from net realized gains	—		(0.18)		(0.28)		—	(0.13)	(0.49)
Return of capital	—		—		—		—	(0.01)	—

Total dividends and distributions	—		(0.18)		(0.28)		(0.03)	(0.19)	(0.49)

Net asset value, end of period	$10.90		$9.65		$10.43		$9.11	$6.50	$9.19

Total return (b)	12.95%		(5.64)%		17.56%		40.69%	(27.43)%	11.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,597		$8,833		$7,796		$2,278	$383	$523
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.02%		0.76%		0.71%		0.83%	0.88%	0.87%
Before fees paid indirectly (a)	1.03%		0.78%		0.78%		0.85%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.43)%		(0.33)%		—	%‡‡	0.45%	0.75%	0.18%
Before fees paid indirectly (a)	(0.44)%		(0.35)%		(0.07)%		0.43%	0.73%	0.15%
Portfolio turnover rate	57%		110%		164%		15%	49%	38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class IB			2011		2010		2009	2008		2007
Net asset value, beginning of period	$9.48		$10.28		$9.00		$6.42	$9.08		$8.61

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.06	)(e)	(0.02	)(e)	0.02 (e)	0.04	(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments	1.25		(0.56)		1.58		2.57	(2.53)		0.97

Total from investment operations	1.23		(0.62)		1.56		2.59	(2.49)		0.96

Less distributions:
Dividends from net investment income	—		—		—	#	(0.01)	(0.03)		—
Distributions from net realized gains	—		(0.18)		(0.28)		—	(0.13)		(0.49)
Return of capital	—		—		—		—	(0.01)		—

Total dividends and distributions	—		(0.18)		(0.28)		(0.01)	(0.17)		(0.49)

Net asset value, end of period	$10.71		$9.48		$10.28		$9.00	$6.42		$9.08

Total return (b)	12.97%		(5.92)%		17.33%		40.37%	(27.63)%		11.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$803,669		$678,530		$558,097		$381,950	$166,592		$229,726
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.02%		1.01	%(c)	0.96	%(c)	1.09%	1.13	%(c)	1.12%
Before fees paid indirectly (a)	1.03%		1.03%		1.03%		1.10%	1.15%		1.15%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.43)%		(0.57)%		(0.24)%		0.22%	0.53%		(0.06)%
Before fees paid indirectly (a)	(0.44)%		(0.60)%		(0.32)%		0.20%	0.50%		(0.09)%
Portfolio turnover rate	57%		110%		164%		15%	49%		38%

#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

Note 1	Organization and Selected Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with fifty-six diversified portfolios and eight non-diversified portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”). At June 30, 2012, the EQ/AllianceBernstein Short-Term Government Bond Portfolio was not operational.

On February 18, 2011, FMG LLC contributed $10,000,000 in seed capital into Class IB of the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio.

On August 26, 2011, FMG LLC contributed $10,000 in seed capital into Class K of each of the following Portfolios: ATM International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio, ATM Small Cap Portfolio, AXA Tactical Manager 2000 Portfolio, AXA Tactical Manager 400 Portfolio, AXA Tactical Manager 500 Portfolio, AXA Tactical Manager International Portfolio, EQ/AllianceBernstein Short-Term Bond Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/BlackRock Basic Value Equity Portfolio, EQ/Boston Advisors Equity Income Portfolio, EQ/Core Bond Index Portfolio, EQ/Davis New York Venture Portfolio, EQ/Equity 500 Index Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/Intermediate Government Bond Portfolio (formerly known as EQ/Intermediate Government Bond Index Portfolio), EQ/International Core PLUS Portfolio, EQ/International Equity Index Portfolio, EQ/International ETF Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/MFS International Growth Portfolio, EQ/Mid Cap Index Portfolio, EQ/Mutual Large Cap Equity Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio and EQ/Templeton Global Equity Portfolio.

On September 28, 2011, FMG LLC contributed $100,000 in seed capital into Class IB of the AXA Ultra Conservative Strategy Portfolio.

On December 1, 2011, FMG LLC contributed $10,000 in seed capital into Class K of each of the following Portfolios: EQ/JPMorgan Value Opportunities Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Morgan Stanley Mid Cap Growth Portfolio and EQ/T. Rowe Price Growth Stock Portfolio.

On April 12, 2012, FMG LLC contributed $100,000 in seed capital into Class IB of the AXA Aggressive Strategy Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for its Portfolios.

The All Asset Growth-Alt 20 Portfolio is a type of mutual fund often described as a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by FMG LLC and other unaffiliated investment companies or exchange-traded funds.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

The AXA Conservative Strategy Portfolio, AXA Ultra Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, AXA Growth Strategy Portfolio, and AXA Aggressive Strategy Portfolio (each an “AXA Strategy Portfolio”; together, the “AXA Strategy Portfolios”) and EQ/Franklin Templeton Allocation Portfolio are types of mutual funds often described as “fund of funds.” The Portfolios pursue their investment objective by investing exclusively in other affiliated mutual funds managed by FMG LLC.

The EQ/International ETF Portfolio is a type of mutual fund often described as a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other unaffiliated investment companies or exchange-traded funds.

The EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Global Bond PLUS Portfolio, and EQ/Equity Growth PLUS Portfolio (each a “PLUS Portfolio”; together, the “PLUS Portfolios”), and the EQ/Franklin Core Balanced Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Mutual Large Cap Equity Portfolio, EQ/Templeton Global Equity Portfolio, EQ/Global Multi-Sector Equity Portfolio, and the AXA Tactical Manager 500 Portfolio, AXA Tactical Manager 400 Portfolio, AXA Tactical Manager 2000 Portfolio, AXA Tactical Manager International Portfolio, ATM International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio and the ATM Small Cap Portfolio (each a “Tactical Portfolio”, together, the “Tactical Portfolios”) employ multiple Advisers (each a “Multiadviser Portfolio”; together the “Multiadviser Portfolios”). Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or fixed income markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K. As of and during the six months ended June 30, 2012, the Trust had Class IB shares outstanding for each Portfolio except for the ATM International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio, ATM Small Cap Portfolio and EQ/AllianceBernstein Short-Term Bond Portfolio. During the six months ended June 30, 2012, the Trust had Class IA shares outstanding for certain Portfolios as shown in the respective Statements of Assets and Liabilities. In addition, during a portion of the six months ended June 30, 2012, the Trust had Class K shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC that currently sells its shares to accounts and plans. The AXA Equitable 401(k) Plan is the primary shareholder of Class K for EQ/Equity Growth PLUS Portfolio.

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The investment objectives of each Portfolio are as follows:

All Asset Growth-Alt 20 Portfolio (formerly All Asset Allocation Portfolio, name change effective May 1, 2012) — Seeks long-term capital appreciation and current income.

AXA Ultra Conservative Strategy Portfolio — Seeks current income.

AXA Conservative Strategy Portfolio — Seeks a high level of current income.

AXA Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

AXA Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on current income.

AXA Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on capital appreciation.

AXA Aggressive Strategy Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on capital appreciation.

EQ/Franklin Templeton Allocation Portfolio — Primarily seeks capital appreciation and secondarily seeks income.

EQ/International ETF Portfolio — Seeks long-term capital appreciation.

AXA Tactical Manager 500 Portfolio (advised by FMG LLC, BlackRock Investment Management, LLC (“BlackRock”) and AllianceBernstein L.P. (“AllianceBernstein”), an affiliate of FMG LLC) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Tactical Manager 400 Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Tactical Manager 2000 Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Tactical Manager International Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Large Cap Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio (advised by AllianceBernstein) — The Portfolio seeks to achieve total return from long-term growth of capital and income.

EQ/AllianceBernstein Short-Term Bond Portfolio (advised by AllianceBernstein) — The Portfolio seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AllianceBernstein Short-Term Government Bond Portfolio (advised by AllianceBernstein) — The Portfolio seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AllianceBernstein Small Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AXA Franklin Small Cap Value Core Portfolio (advised by FMG LLC, BlackRock and Franklin Advisory Services, LLC) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/BlackRock Basic Value Equity Portfolio (advised by BlackRock) — Seeks to achieve capital appreciation and secondarily, income.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian Trust Company) — Seeks to achieve long-term growth of capital.

EQ/Common Stock Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (advised by FMG LLC and SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Intermediate U.S. Government/Credit Index including reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government/Credit Index.

EQ/Davis New York Venture Portfolio (advised by Davis Selected Advisers, L.P.) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Equity Growth PLUS Portfolio (advised by FMG LLC, BlackRock Capital Management, Inc. and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Franklin Core Balanced Portfolio (advised by FMG LLC, BlackRock and Franklin Advisers, Inc.) — Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

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EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Global Bond PLUS Portfolio (advised by FMG LLC, Wells Capital Management, Inc., First International Advisors, LLC and BlackRock) — Seeks to achieve capital growth and current income.

EQ/Global Multi-Sector Equity Portfolio (advised by FMG LLC, BlackRock and Morgan Stanley Investment Management, Inc. (“MSIM”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Intermediate Government Bond Portfolio (formerly EQ/Intermediate Government Bond Index Portfolio, name change effective May 1, 2012) (advised by FMG LLC and SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate U.S. Government Bond Index.

EQ/International Core PLUS Portfolio (advised by FMG LLC, WHV Investment Management, Hirayama Investments, LLC and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Equity Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EURO STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value PLUS Portfolio (advised by FMG LLC, BlackRock and Northern Cross LLC) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Value Opportunities Portfolio (advised by J.P. Morgan Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core PLUS Portfolio (advised by FMG LLC, Institutional Capital LLC and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth PLUS Portfolio (advised by FMG LLC, Marsico Capital Management, LLC and BlackRock) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Value Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value PLUS Portfolio (advised by FMG LLC and AllianceBernstein) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett & Co. LLC) — Seeks to achieve capital appreciation and growth of income with reasonable risk.

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EQ/MFS International Growth Portfolio (advised by Massachusetts Financial Services Company d/b/a MFS Investment Management) — Seeks to achieve capital appreciation.

EQ/Mid Cap Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.

EQ/Mid Cap Value PLUS Portfolio (advised by FMG LLC, Wellington Management Company, LLP, and BlackRock) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, LLC) — Seeks to achieve capital appreciation.

EQ/Morgan Stanley Mid Cap Growth Portfolio (advised by MSIM) — Seeks to achieve capital growth.

EQ/Mutual Large Cap Equity Portfolio (advised by FMG LLC, BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Oppenheimer Global Portfolio (advised by OppenheimerFunds, Inc.) — Seeks to achieve capital appreciation.

EQ/PIMCO Ultra Short Bond Portfolio (advised by Pacific Investment Management Company, LLC) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (advised by FMG LLC and AllianceBernstein) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (advised by T. Rowe Price Associates, Inc.) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/Templeton Global Equity Portfolio (advised by FMG LLC, BlackRock and Templeton Investment Counsel, LLC) — Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Invesco Advisers, Inc.) — Seeks to achieve capital growth and income.

EQ/Wells Fargo Omega Growth Portfolio (advised by Wells Capital Management, Inc.) — Seeks to achieve long-term capital growth.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

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Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are valued at their last sale price, or if not available, at the previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The fair value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The pricing service may utilize many factors in making evaluations, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipt (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these fund’s prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The

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pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making evaluations.

During the six months ended June 30, 2012, each of the AXA Tactical Manager International Portfolio, ATM International Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/MFS International Growth Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, EQ/Quality Bond PLUS Portfolio and EQ/Templeton Global Equity Portfolio held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Trust’s Valuation Committee (“Committee”), established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Valuation Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

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On a monthly basis, the Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee calculates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

On a monthly basis, the Committee reviews and considers changes in value for all fair valued securities that occur since the last review.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Common Stocks are the: absence of contrary information, discounts for lack of marketability and intrinsic calculation. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Rights are intrinsic calculations. Significant changes in any of the inputs in isolation may result in either a higher or lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Preferred Stocks are discount for lack of marketability. Significant changes in any of the inputs in isolation may result in either a higher or lower fair value measurement.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the beginning of the reporting period. Transfers between Level 1 and Level 2 are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2012 is included in the Portfolio of Investments.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Portfolio’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would

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materially affect such Portfolio’s net asset value. The value and percentage, based on Total Investments, of the investments that applied these procedures on June 30, 2012 are as follows:

Portfolios:	Market Value	Percentage of Total Investments
AXA Tactical Manager International	$366,949,925	99.8%
ATM International	1,188,456,107	99.9
EQ/AllianceBernstein Dynamic Wealth Strategies	32,107,933	14.5
EQ/Davis New York Venture	32,073,405	8.2
EQ/Franklin Core Balanced	35,461,133	3.7
EQ/GAMCO Mergers and Acquisitions	13,245,333	5.4
EQ/GAMCO Small Company Value	28,095,213	1.3
EQ/Global Multi-Sector Equity	871,075,844	53.7
EQ/International Core PLUS	506,260,459	56.3
EQ/International Equity Index	1,435,539,703	99.9
EQ/International Value PLUS	894,589,175	97.3
EQ/MFS International Growth	1,148,305,552	81.5
EQ/Mid Cap Value PLUS	27,630,693	2.1
EQ/Morgan Stanley Mid Cap Growth	83,557,157	8.8
EQ/Mutual Large Cap Equity	62,084,052	11.9
EQ/Oppenheimer Global	182,207,138	50.6
EQ/T. Rowe Price Growth Stock	17,350,838	2.1
EQ/Templeton Global Equity	267,908,840	50.7

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding tax) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

Offering costs incurred by the AXA Aggressive Strategy Portfolio were $10,819. Offering costs incurred by the AXA Ultra Conservative Strategy Portfolio were $31,313. Offering costs are amortized by the Portfolio over a twelve month period on a straight-line basis.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

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Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for derivative transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns, mergers and affiliated fund of fund investments. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2011 and December 31, 2010, were as follows:

	Year Ended December 31, 2011				Year Ended December 31, 2010
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
All Asset Growth-Alt 20 Portfolio	$4,757,490	$5,541,906	$327,229	$1,525,853	$6,145,048	$4,667,904	$372,764	$2,296,933
AXA Ultra Conservative Strategy	441	—	367	—	—	—	—	—
AXA Conservative Strategy	6,539,397	1,092,215	—	—	2,436,316	110,353	2,404,471	865,921
AXA Conservative Growth Strategy	8,727,098	3,148,486	—	—	4,153,837	265,905	3,176,266	2,020,982
AXA Balanced Strategy	15,213,827	6,849,807	—	—	7,493,739	668,302	4,938,355	3,803,418
AXA Moderate Growth Strategy	34,815,343	18,948,322	—	—	17,274,722	1,792,294	10,499,614	9,018,789
AXA Growth Strategy	11,511,598	8,229,919	—	—	7,722,305	1,652,411	2,714,337	6,059,861
EQ/Franklin Templeton Allocation	24,722,057	—	—	—	27,214,343	—	—	—
EQ/International ETF	8,277,851	10,137,467	754,333	716,575	7,055,190	6,510,655	84,704	1,396,265
AXA Tactical Manager 500	20,248,983	12,295,333	170,626	—	13,030,296	11,147,137	8,339,499	12,238,027
AXA Tactical Manager 400	1,831,159	1,631,890	—	—	1,190,408	1,205,532	1,564,144	1,614,691
AXA Tactical Manager 2000	5,717,302	6,331,125	—	—	5,097,939	5,501,313	4,813,133	6,301,303
AXA Tactical Manager International	9,320,372	1,962,907	10,504	—	3,259,702	10,814	1,561,808	1,962,907
ATM International	99,733,014	13,622,135	—	—	11,190,622	—	1,593,086	13,614,208
ATM Large Cap	82,276,930	94,649,918	614,627	—	155,309,149	123,074,307	58,588,981	94,321,853
ATM Mid Cap	18,082,043	43,700,408	—	—	48,983,787	56,202,618	17,748,055	43,356,871
ATM Small Cap	29,516,305	41,228,162	—	—	43,724,729	47,293,596	29,133,359	41,097,555
EQ/AllianceBernstein Dynamic Wealth Strategies	—	—	350,584	37,619	—	—	—	—
EQ/AllianceBernstein Short-Term Bond	21,364,885	—	—	—	4,868,712	—	38,001	—
EQ/AllianceBernstein Small Cap Growth	—	67,572,971	—	14,530,119	459,717	—	—	—
EQ/AXA Franklin Small Cap Value Core	985,426	—	65,266	—	1,363,749	—	70,393	—
EQ/BlackRock Basic Value Equity	28,334,843	—	25,235	—	25,098,768	—	217,065	—
EQ/Boston Advisors Equity Income	16,624,726	—	—	—	16,838,129	—	5,146	—
EQ/Calvert Socially Responsible	290,470	—	—	—	35,975	—	—	—
EQ/Capital Guardian Research	8,447,717	—	—	—	8,626,663	—	277,393	—
EQ/Common Stock Index	69,164,394	—	1,365,114	—	70,230,043	—	980,840	—
EQ/Core Bond Index	139,382,197	—	279,628	—	172,251,722	—	446,705	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

	Year Ended December 31, 2011				Year Ended December 31, 2010
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Davis New York Venture	$1,394,032	$—	$—	$—	$3,327,927	$—	$40,269	$—
EQ/Equity 500 Index	45,878,552	—	408,848	—	42,542,963	—	688,444	—
EQ/Equity Growth PLUS	4,646,085	—	337,868	—	5,330,824	—	379,118	—
EQ/Franklin Core Balanced	37,078,040	—	178,691	—	34,287,105	—	317,985	—
EQ/GAMCO Mergers and Acquisitions	8,435,501	1,730,981	915,805	121,344	4,961,605	784,875	818,595	—
EQ/GAMCO Small Company Value	2,652,869	21,855,106	25,413	6,081,461	7,176,970	—	—	—
EQ/Global Bond PLUS	36,668,541	3,633,829	3,695,126	12,812,525	40,060,532	—	956,824	—
EQ/Global Multi-Sector Equity	42,387,654	—	3,246,863	—	28,787,639	—	5,937,792	—
EQ/Intermediate Government Bond	25,342,585	—	1,352,803	—	25,117,067	—	930,143	—
EQ/International Core PLUS	36,902,964	—	536,395	—	25,079,646	—	5,206,806	—
EQ/International Equity Index	53,222,052	—	—	—	46,736,049	—	856,323	—
EQ/International Value PLUS	27,583,276	—	831,056	—	12,093,466	—	123,983	—
EQ/JPMorgan Value Opportunities	4,037,337	—	—	—	5,008,216	—	91,338	—
EQ/Large Cap Core PLUS	7,283,433	18,570,256	448,884	977,479	7,158,067	45,640,924	69,538	10,118,943
EQ/Large Cap Growth Index	11,221,405	—	132,262	—	12,309,344	—	552,574	—
EQ/Large Cap Growth PLUS	11,340,116	—	198,449	—	8,984,875	—	277,569	—
EQ/Large Cap Value Index	4,851,506	—	114,647	—	2,021,471	—	329,910	—
EQ/Large Cap Value PLUS	40,681,442	—	484,755	—	44,723,748	—	—	—
EQ/Lord Abbett Large Cap Core	1,956,313	—	40,144	—	948,466	—	54,369	—
EQ/MFS International Growth	10,541,227	29,775,517	144,406	—	8,836,475	—	301,048	5,656,645
EQ/Mid Cap Index	7,859,928	—	493,074	—	8,830,214	—	164,570	—
EQ/Mid Cap Value PLUS	16,073,087	—	963,635	—	19,555,978	—	262,138	—
EQ/Money Market	173,482	—	—	—	554,707	—	143,334	—
EQ/Montag & Caldwell Growth	1,816,006	—	24,573	—	2,067,926	—	11,029	—
EQ/Morgan Stanley Mid Cap Growth	1,919,692	70,973,301	—	6,591,192	1,105,919	655,937	2,499,838	77,694
EQ/Mutual Large Cap Equity	7,584,282	—	2,144,701	—	14,543,537	—	1,510,389	—
EQ/Oppenheimer Global	2,747,980	—	14,770	—	1,462,665	—	339,786	—

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

	Year Ended December 31, 2011				Year Ended December 31, 2010
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/PIMCO Ultra Short Bond	$22,540,417	$—	$63,413	$—	$12,868,066	$—	$545,637	$—
EQ/Quality Bond PLUS	19,934,504	—	86,937	—	96,640,098	—	—	—
EQ/Small Company Index	5,738,958	73,630,049	—	1,432,231	8,092,015	—	—	—
EQ/T.Rowe Price Growth Stock	—	—	—	—	16,775	—	—	—
EQ/Templeton Global Equity	13,764,413	—	515,409	—	11,331,534	—	1,052,814	—
EQ/UBS Growth and Income	1,095,885	—	16,037	—	1,015,069	—	830	—
EQ/Van Kampen Comstock	3,904,361	—	—	—	3,148,539	—	29,949	—
EQ/Wells Fargo Omega Growth	8,922,564	2,975,539	—	8,175,334	53,444	14,509,555	8,922,564	2,967,472

Fees Paid Indirectly:

For all Portfolios, the Board has approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected on the Statements of Operations.

Securities Lending:

For all Portfolios (excluding Allocation Portfolios), the Board has approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned (or dividends declared during the term of the loan) would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the investment return. The net amount earned by lending investment securities is included in the Statements of Operations as securities lending income. None of the Portfolios had any loans outstanding at June 30, 2012.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Options Written:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Each of the Tactical Portfolios, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Common Stock Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Equity Index Portfolio, EQ/ International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value Index Portfolio, EQ/ Large Cap Value PLUS Portfolio, EQ/Mid Cap Index Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, EQ/Small Company Index Portfolio and EQ/Templeton Global Equity Portfolio used futures contracts during the six months ended June 30, 2012 to allow each Portfolio to equitize cash, to increase, decrease or change the level of equity exposure during periods when market volatility increased above specific thresholds set for each Portfolio. Information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

At June 30, 2012, the following Portfolios had entered into exchange-traded long futures contracts as set forth below in the following table. The aggregate market value of investments pledged to cover margin requirements for open positions was approximately $161,112,022. The aggregate cash pledged to cover margin requirements for open positions disclosed in the Statements of Assets and Liabilities is $484,454,984. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

Futures Collateral
Six Months Ended June 30, 2012
Portfolios:	Market Value of Collateral
ATM Large Cap	$35,863,243
ATM Small Cap	1,104,701
EQ/AllianceBernstein Small Cap Growth	1,420,736
EQ/Common Stock Index	26,184,420
EQ/Equity 500 Index	15,145,890
EQ/Large Cap Growth Index	18,476,360
EQ/Large Cap Value Index	384,955
EQ/Large Cap Value PLUS	58,690,830
EQ/Mid Cap Index	1,304,827
EQ/PIMCO Ultra Short Bond	405,676
EQ/Small Company Index	2,130,384

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

On September 15, 2008, Lehman Brothers Holdings and thereafter certain Lehman affiliates domiciled in the U.S., United Kingdom and elsewhere, filed petitions under various insolvency regimes. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval.

The EQ/Core Bond Index Portfolio had select to be announced (“TBA”) transactions outstanding with Lehman Brothers as counterparty at the time the entity filed for protection. The remaining balances due from, or to Lehman Brothers are included on the Statement of Assets and Liabilities.

The EQ/PIMCO Ultra Short Portfolio had select forward currency transactions outstanding with Lehman Brothers as counterparty at the time the entity filed for protection. The remaining balances due from, or to Lehman Brothers are included in other liabilities on the Statement of Assets and Liabilities of the Portfolio.

Note 2	Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with FMG LLC. With the exception of the All Asset Growth-Alt 20

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Portfolio, EQ/Franklin Templeton Allocation Portfolio, and the AXA Strategy Portfolios, the Management Agreements state that the Manager will, among other things: (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board. With respect to the Management Agreements for the EQ/Franklin Templeton Allocation Portfolio and the AXA Strategy Portfolios, the Management Agreements provide that the Manager will, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board. For the six months ended June 30, 2012, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Growth-Alt 20	0.100% of average daily net assets
AXA Ultra Conservative Strategy	0.100% of average daily net assets
AXA Conservative Strategy	0.100% of average daily net assets
AXA Conservative Growth Strategy	0.100% of average daily net assets
AXA Balanced Strategy	0.100% of average daily net assets
AXA Moderate Growth Strategy	0.100% of average daily net assets
AXA Growth Strategy	0.100% of average daily net assets
AXA Aggressive Strategy	0.100% of average daily net assets
EQ/Franklin Templeton Allocation	0.050% of average daily net assets
EQ/International ETF	0.400% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $400 Million	Next $400 Million	Thereafter
EQ/GAMCO Small Company Value	0.800%	0.750%	0.700%
EQ/T. Rowe Price Growth Stock	0.800%	0.750%	0.700%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Money Market	0.350%	0.325%	0.280%	0.270%	0.250%
EQ/PIMCO Ultra Short Bond	0.500%	0.475%	0.450%	0.430%	0.420%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AllianceBernstein Dynamic Wealth Strategies	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AllianceBernstein Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AXA Franklin Small Cap Value Core	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/BlackRock Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Boston Advisors Equity Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Davis New York Venture	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Franklin Core Balanced	0.650%	0.600%	0.575%	0.550%	0.525%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/GAMCO Mergers and Acquisitions	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Global Multi-Sector Equity	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Lord Abbett Large Cap Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/MFS International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Montag & Caldwell Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Morgan Stanley Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Mutual Large Cap Equity	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Oppenheimer Global	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/Templeton Global Equity	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/UBS Growth and Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Van Kampen Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Wells Fargo Omega Growth	0.650%	0.600%	0.575%	0.550%	0.525%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Equity Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/International Core PLUS	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/International Value PLUS	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Large Cap Core PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Value PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Mid Cap Value PLUS	0.550%	0.500%	0.475%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Thereafter
EQ/Global Bond PLUS	0.550%	0.530%	0.510%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Thereafter
EQ/AllianceBernstein Short-Term Government Bond	0.450%	0.430%	0.410%
EQ/AllianceBernstein Short-Term Bond	0.450%	0.430%	0.410%

	(as a percentage of average daily net assets)
Portfolios:	First $3 Billion	Next $4 Billion	Thereafter
AXA Tactical Manager 500	0.450%	0.430%	0.410%
AXA Tactical Manager 400	0.450%	0.430%	0.410%
AXA Tactical Manager 2000	0.450%	0.430%	0.410%
AXA Tactical Manager International	0.450%	0.430%	0.410%
ATM International	0.450%	0.430%	0.410%
ATM Large Cap	0.450%	0.430%	0.410%
ATM Mid Cap	0.450%	0.430%	0.410%
ATM Small Cap	0.450%	0.430%	0.410%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Thereafter
EQ/Calvert Socially Responsible	0.500%	0.490%
EQ/Common Stock Index	0.350%	0.340%
EQ/Core Bond Index	0.350%	0.340%
EQ/Equity 500 Index	0.250%	0.240%
EQ/International Equity Index	0.400%	0.390%
EQ/Intermediate Government Bond	0.350%	0.340%
EQ/Large Cap Growth Index	0.350%	0.340%
EQ/Large Cap Value Index	0.350%	0.340%
EQ/Mid Cap Index	0.350%	0.340%
EQ/Small Company Index	0.250%	0.240%

On behalf of the Trust, with the exception of the All Asset Growth-Alt 20 Portfolio, EQ/Franklin Templeton Allocation Portfolio, EQ/International ETF Portfolio, and the AXA Strategy Portfolios, the Manager has entered into an investment advisory agreement (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

FMG LLC serves as Administrator to the Trust. As Administrator, FMG LLC provides the Trust with necessary administrative, fund accounting, and compliance services. FMG LLC may carry its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays FMG LLC an annual fee payable monthly as follows:

Each Multiadviser Portfolio (excluding the Tactical Portfolios) pays an annual fixed charge of $32,500 for each Multiadviser Portfolio and for each portion of the Multiadviser Portfolio for which separate administrative services are provided, (i.e., each adviser in the multi-advised structure) plus:

Total Average Daily Net Asset Charge of the Multiadviser Portfolios (excluding the Tactical Portfolios)

0.15% on the first $20 billion

0.125% on the next $5 billion

0.10% in excess of $25 billion

The EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio and the Tactical Portfolios each pay an annual fixed charge of $32,500 for each Portfolio and for each allocated portion of the Portfolio for which separate administrative services are provided, plus:

Total Average Daily Net Asset Charge of EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio and the Tactical Portfolios

0.15% on the first $20 billion

0.125% on the next $5 billion

0.10% in excess of $25 billion

The All Asset Growth-Alt 20 Portfolio, EQ/Franklin Templeton Allocation Portfolio and AXA Strategy Portfolios each pay an annual rate of $32,500 per portfolio, plus:

Total Average Daily Net Asset Charge of the All Asset Growth-Alt 20 Portfolio, EQ/Franklin Templeton Allocation Portfolio and AXA Strategy Portfolios

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

0.15% of the first $15 billion

0.125% of the next $5 billion

0.10% on assets thereafter, to be calculated on a per portfolio basis.

For all other Portfolios:

All other Portfolios each pay an annual fixed charge of $30,000, plus:

Total Trust Average Daily Net Asset Charge for all other Portfolios*

0.12% on the first $3 billion

0.11% on the next $3 billion

0.105% on the next $4 billion

0.10% on the next $20 billion

0.0975% in excess of $30 billion

*	With the exception of the All Asset Growth-Alt 20 Portfolio, EQ/Franklin Templeton Allocation Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

Pursuant to a sub-administration arrangement with FMG LLC, JPMorgan Investor Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase, an affiliate of the sub-administrator. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan Chase serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5	Concentration of Credit Risk

At June 30, 2012, certain Portfolios maintained significant cash balances or significant foreign currency balances with JPMorgan Chase or its affiliates. The Portfolios are subject to credit risk arising should JPMorgan Chase or its affiliates be unable to fulfill their obligations.

Note 6	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors”), an indirect wholly-owned subsidiary of AXA Equitable ( the “Distributor”), pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class IA and Class IB shares for which it provides service.

Prior to March 1, 2012, EQ/Global Bond PLUS Portfolio did not adopt a Distribution Plan for Class IA shares.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Note 7	Expense Limitation

The Manager has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2012 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of such Portfolios’ Class K Shares (Class IA and Class IB shares would be 0.25% higher due to the annual fee under the Trust’s Distribution Plans) are limited to:

0.10% of average daily net assets of the

All Asset Growth-Alt 20 Portfolio

0.15% of average daily net assets of the

EQ/Franklin Templeton Allocation Portfolio

0.55% of average daily net assets of the

EQ/International ETF Portfolio

0.65% of average daily net assets of the

EQ/AllianceBernstein Short-Term Bond Portfolio

EQ/AllianceBernstein Short-Term Government Bond Portfolio

0.70% of average daily net assets of the

ATM International Portfolio

ATM Large Cap Portfolio

ATM Mid Cap Portfolio

ATM Small Cap Portfolio

AXA Tactical Manager 400 Portfolio

AXA Tactical Manager 500 Portfolio

AXA Tactical Manager 2000 Portfolio

AXA Tactical Manager International Portfolio

EQ/PIMCO Ultra Short Bond Portfolio

0.72% of average daily net assets of the

EQ/Capital Guardian Research Portfolio

0.75% of average daily net assets of the

EQ/Equity Growth PLUS Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Large Cap Value PLUS Portfolio

EQ/Lord Abbett Large Cap Core Portfolio

EQ/Van Kampen Comstock Portfolio

0.80% of average daily net assets of the

EQ/Boston Advisors Equity Income Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/UBS Growth and Income Portfolio

0.85% of average daily net assets of the

EQ/International Core PLUS Portfolio

EQ/International Value PLUS Portfolio

EQ/Morgan Stanley Mid Cap Growth Portfolio

0.90% of average daily net assets of the

EQ/Calvert Socially Responsible Portfolio

EQ/Wells Fargo Omega Growth Portfolio

0.95% of average daily net assets of the

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

EQ/Montag & Caldwell Growth Portfolio

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

EQ/T. Rowe Price Growth Stock Portfolio

1.05% of average daily net assets of the

EQ/AXA Franklin Small Cap Value Core Portfolio

EQ/Franklin Core Balanced Portfolio

EQ/Mutual Large Cap Equity Portfolio

1.10% of average daily net assets of the

EQ/Oppenheimer Global Portfolio

EQ/Templeton Global Equity Portfolio

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Distribution Plans) for each AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expense, but inclusive of Underlying Portfolios fees and expenses) are limited to:

Portfolios:
AXA Ultra Conservative Strategy Portfolio	0.70%
AXA Conservative Strategy Portfolio	0.70%
AXA Conservative Growth Strategy Portfolio	0.75%
AXA Balanced Strategy Portfolio	0.80%
AXA Moderate Growth Strategy Portfolio	0.85%
AXA Growth Strategy Portfolio	0.85%
AXA Aggressive Strategy Portfolio	0.90%
EQ/Quality Bond PLUS Portfolio	0.60%

The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the six months ended June 30, 2012, the Manager received a total of $890,331 in reimbursement for all of the Portfolios within the Trust. At June 30, 2012, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2012	2013	2014	2015	Total Eligible For Reimbursement
All Asset Growth-Alt 20 Portfolio	$435,950	$690,894	$615,401	$340,011	$2,082,256
AXA Ultra Conservative Strategy	—	—	55,442	55,027	110,469
AXA Conservative Strategy	79,511	196,774	352,155	206,336	834,776
AXA Conservative Growth Strategy	82,730	245,317	428,784	229,438	986,269
AXA Balanced Strategy	86,402	268,386	475,211	210,725	1,040,724
AXA Moderate Growth Strategy	89,958	270,490	351,088	9,042	720,578
AXA Growth Strategy	101,195	289,958	321,578	97,018	809,749
AXA Aggressive Strategy	—	—	—	11,812	11,812
EQ/Franklin Templeton Allocation	569,394	986,866	985,181	489,451	3,030,892
EQ/International ETF	996,480	36,642	—	1,870	1,034,992
AXA Tactical Manager 400	79,578	86,146	30,012	17,068	212,804
AXA Tactical Manager International	—	42,132	28,472	6,694	77,298

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Portfolios:	2012	2013	2014	2015	Total Eligible For Reimbursement
EQ/AllianceBernstein Dynamic Wealth Strategies	$—	$—	$89,465	$11,833	$101,298
EQ/Boston Advisors Equity Income	345,716	555,128	567,667	357,664	1,826,175
EQ/Capital Guardian Research	363,561	558,047	539,188	295,238	1,756,034
EQ/JPMorgan Value Opportunities	2,595	—	—	10,760	13,355
EQ/Lord Abbett Large Cap Core	65,257	103,152	106,933	72,110	347,452
EQ/Oppenheimer Global	13,322	11,495	26,839	31,792	83,448
EQ/Quality Bond PLUS	—	680,788	1,189,151	165,630	2,035,569
EQ/UBS Growth and Income	174,725	146,507	171,643	93,014	585,889
EQ/Van Kampen Comstock	60,664	132,577	94,020	68,405	355,666

During the six months ended June 30, 2012, the Manager voluntarily waived $2,591,690 and $1,020,439, respectively, of Investment Management fees for the EQ/Money Market Portfolio and the EQ/Quality Bond PLUS Portfolio. These amounts are not eligible for recoupment.

During the six months ended June 30, 2012, the Distributor voluntarily waived $1,757,502 of Distribution fees for the EQ/Money Market Portfolio Class IA and Class IB shares. This amount is not eligible for recoupment.

The All Asset Growth-Alt 20 Portfolio invests in shares of other mutual funds (the “Underlying Portfolios”) managed by FMG LLC and exchange traded securities of other investment companies (“Underlying ETFs”). Therefore, the All Asset Growth-Alt 20 Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the Underlying ETFs and the investment return of the All Asset Growth-Alt 20 Portfolio is reduced by each Underlying Portfolio’s and each Underlying ETF’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the All Asset Growth-Alt 20 Portfolio’s investments in Underlying Portfolios and Underlying ETFs is:

Portfolio:	Range of Expenses
All Asset Growth-Alt 20 Portfolio	0.50% to 0.75%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the All Asset Growth-Alt 20 Portfolio, including the All Asset Growth-Alt 20 Portfolio’s direct and indirect expenses, would have ranged from:

Portfolio:	Class IA	Class IB
All Asset Growth-Alt 20 Portfolio	0.85% to 1.10%	0.85% to 1.10%

Absent the Expense Limitation Agreement of the All Asset Growth-Alt 20 Portfolio, the total expense ratio of the Class IA shares and Class IB shares of the All Asset Growth-Alt 20 Portfolio would have range from:

Portfolio:	Class IA	Class IB
All Asset Growth-Alt 20 Portfolio	1.10% to 1.35%	1.10% to 1.35%

The AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio invest in shares of Underlying Portfolios. Therefore, each of the AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each of the AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio are indirectly reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets)

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

incurred indirectly in connection with each of the AXA Strategy Portfolios’ and the EQ/Quality Bond PLUS Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Ultra Conservative Strategy	0.35% to 0.60%
AXA Conservative Strategy	0.40% to 0.65%
AXA Conservative Growth Strategy	0.40% to 0.65%
AXA Balanced Strategy	0.45% to 0.70%
AXA Moderate Growth Strategy	0.45% to 0.70%
AXA Growth Strategy	0.50% to 0.75%
AXA Aggressive Strategy	0.45% to 0.70%
EQ/Quality Bond PLUS	0.20% to 0.45%

Thus, the net expense ratio of the Class IA and Class IB shares of each of the AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio, including the AXA Strategy Portfolios’ and the EQ/Quality Bond PLUS Portfolio’s direct and indirect expenses, would be:

Portfolios:	Class IA	Class IB
AXA Ultra Conservative Strategy*	N/A	0.95%
AXA Conservative Strategy*	N/A	0.95%
AXA Conservative Growth Strategy*	N/A	1.00%
AXA Balanced Strategy*	1.05%	1.05%
AXA Moderate Growth Strategy*	N/A	1.10%
AXA Growth Strategy*	1.10%	1.10%
AXA Aggressive Strategy	N/A	1.15%
AXA Ultra Conservative Strategy*	N/A	0.95%
EQ/Quality Bond PLUS	0.85%	0.85%

*	Expenses limited to an expense cap which is inclusive of the Underlying Portfolios’ fees and expenses.

Absent the Expense Limitation Agreement of the AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio, the total expense ratio of the Class IA and Class IB shares of the AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio would range from:

Portfolios:	Class IA	Class IB
AXA Ultra Conservative Strategy	N/A	71.80% to 72.05%
AXA Conservative Strategy	N/A	0.95% to 1.20%
AXA Conservative Growth Strategy	N/A	0.94% to 1.19%
AXA Balanced Strategy	0.98% to 1.23%	0.98% to 1.23%
AXA Moderate Growth Strategy	N/A	0.97% to 1.22%
AXA Growth Strategy	1.03% to 1.28%	1.28% to 1.53%
AXA Aggressive Strategy	N/A	2.80% to 3.05%
EQ/Quality Bond PLUS	1.04% to 1.29%	1.04% to 1.29%

The EQ/Franklin Templeton Allocation Portfolio invests exclusively in shares of Underlying Portfolios managed by FMG LLC. Therefore, the EQ/Franklin Templeton Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the EQ/Franklin Templeton Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the EQ/Franklin Templeton Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolio:	Range of Expenses
EQ/Franklin Templeton Allocation	0.75% to 1.00%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Thus, the net expense ratio of the Class IA shares and Class IB shares of the EQ/Franklin Templeton Allocation Portfolio, including the EQ/Franklin Templeton Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IA	Class IB
EQ/Franklin Templeton Allocation	0.90% to 1.15%	0.90% to 1.15%

Absent the Expense Limitation Agreement of the EQ/Franklin Templeton Allocation Portfolio, the total expense ratio of the Class IA shares and Class IB shares of the EQ/Franklin Templeton Allocation Portfolio would range from:

Portfolio:	Class IA	Class IB
EQ/Franklin Templeton Allocation	1.23% to 1.48%	1.23% to 1.48%

Note 8	Percentage of Ownership by Affiliates

At June 30, 2012, AXA Equitable held investments in each of the Portfolios as follows:

Portfolio:	Percentage of Ownership
All Asset Growth-Alt 20 Portfolio	—	#%
AXA Ultra Conservative Strategy	18.27
AXA Conservative Strategy	0.03
AXA Conservative Growth Strategy	0.02
AXA Balanced Strategy	0.01
AXA Moderate Growth Strategy	—	#
AXA Growth Strategy	0.01
AXA Aggressive Strategy	0.57
EQ/Franklin Templeton Allocation	0.01
EQ/International ETF	0.77
AXA Tactical Manager 500	0.01
AXA Tactical Manager 400	0.12
AXA Tactical Manager 2000	0.03
AXA Tactical Manager International	0.02
ATM International	—	#
ATM Large Cap	—	#
ATM Mid Cap	0.03
ATM Small Cap	0.01
EQ/AllianceBernstein Dynamic Wealth Strategies	3.49
EQ/AllianceBernstein Short Term Bond	—	#
EQ/AllianceBernstein Small Cap Growth	0.01
EQ/AXA Franklin Small Cap Value Core	0.04
EQ/BlackRock Basic Value Equity	0.01
EQ/Boston Advisors Equity Income	0.01
EQ/Calvert Socially Responsible	0.37
EQ/Capital Guardian Research	0.02
EQ/Common Stock Index	0.14
EQ/Core Bond Index	—	#
EQ/Davis New York Venture	0.03
EQ/Equity 500 Index	0.01
EQ/Equity Growth PLUS	0.01
EQ/Franklin Core Balanced	0.02
EQ/GAMCO Mergers and Acquisitions	0.03
EQ/GAMCO Small Company Value	0.01

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Portfolio:	Percentage of Ownership
EQ/Global Bond PLUS	0.02%
EQ/Global Multi-Sector Equity	0.01
EQ/Intermediate Government Bond	—	#
EQ/International Core PLUS	0.01
EQ/International Equity Index	0.02
EQ/International Value PLUS	0.01
EQ/JPMorgan Value Opportunities	0.04
EQ/Large Cap Core PLUS	0.03
EQ/Large Cap Growth Index	0.01
EQ/Large Cap Growth PLUS	0.02
EQ/Large Cap Value Index	0.61
EQ/Large Cap Value PLUS	0.02
EQ/Lord Abbett Large Cap Core	0.06
EQ/MFS International Growth	0.01
EQ/Mid Cap Index	0.01
EQ/Mid Cap Value PLUS	0.03
EQ/Money Market	0.06
EQ/Montag & Caldwell Growth	—	#
EQ/Morgan Stanley Mid Cap Growth	—	#
EQ/Mutual Large Cap Equity	0.04
EQ/Oppenheimer Global	0.05
EQ/PIMCO Ultra Short Bond	0.01
EQ/Quality Bond PLUS	0.06
EQ/Small Company Index	0.03
EQ/T. Rowe Price Growth Stock	0.02
EQ/Templeton Global Equity	—	#
EQ/UBS Growth and Income	0.02
EQ/Van Kampen Comstock	—	#
EQ/Wells Fargo Omega Growth	0.01

#	Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Growth-Alt 20 Portfolio, EQ/Franklin Templeton Allocation Portfolio, AXA Strategy Portfolios, and the AXA Allocation Portfolios and Target Allocation Portfolios of the AXA Premier VIP Trust, an entity also advised by FMG LLC. The following tables represent the percentage of ownership that the All Asset Growth-Alt 20 Portfolio, the EQ/ Franklin Templeton Allocation Portfolio, each AXA Strategy Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2012.

	All Asset Growth-Alt 20	EQ/Franklin Templeton Allocation
EQ/AllianceBernstein Small Cap Growth	0.55%	—%
EQ/BlackRock Basic Value Equity	0.71	—
EQ/Boston Advisors Equity Income	0.78	—
EQ/Core Bond Index	0.01	—
EQ/Davis New York Venture	2.85	—
EQ/Equity 500 Index	0.75	—
EQ/Franklin Core Balanced	—	39.44
EQ/GAMCO Mergers and Acquisitions	4.11	—
EQ/GAMCO Small Company Value	0.73	—
EQ/Global Bond PLUS	1.22	—

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

	All Asset Growth-Alt 20	EQ/Franklin Templeton Allocation
EQ/Intermediate Government Bond	0.05%	—%
EQ/International Core PLUS	1.19	—
EQ/International Equity Index	0.91	—
EQ/MFS International Growth	0.80	—
EQ/Mid Cap Index	0.16	—
EQ/Morgan Stanley Mid Cap Growth	0.29	—
EQ/Mutual Large Cap Equity	—	65.54
EQ/PIMCO Ultra Short Bond	0.22	—
EQ/Small Company Index	0.53	—
EQ/T.Rowe Price Growth Stock	1.47	—
EQ/Templeton Global Equity	—	63.85
Multimanager Core Bond	0.41	—

	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Ultra Conservative Strategy		AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy	AXA Aggressive Strategy
AXA Tactical Manager 500	2.24%	6.79%	—	#%	16.77%	48.54%	18.77%	0.38%
AXA Tactical Manager 400	2.16	4.27	—	#	10.48	30.60	12.94	0.21
AXA Tactical Manager 2000	2.17	6.55	—	#	16.32	47.25	18.03	0.38
AXA Tactical Manager International	1.98	6.06	—	#	14.98	43.04	16.43	0.35
EQ/AllianceBernstein Short-Term Bond	11.44	12.52	—		20.19	39.18	9.62	0.12
EQ/Core Bond Index	1.93	2.15	—		3.54	6.87	1.71	0.02
EQ/Intermediate Government Bond	1.91	2.09	0.01		3.42	6.57	1.62	0.02

#	Less than 0.005%

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International ETF	1.09%	3.73%	25.57%	37.04%	12.67%
ATM International	1.84	4.26	33.19	46.32	14.40
ATM Large Cap	3.48	5.11	29.25	45.01	17.15
ATM Mid Cap	1.95	6.09	29.72	47.57	14.63
ATM Small Cap	0.52	3.60	27.40	51.31	17.16
EQ/AllianceBernstein Small Cap Growth	0.22	1.28	11.42	19.98	5.60
EQ/AXA Franklin Small Cap Value Core	—	1.25	14.96	27.86	11.58
EQ/BlackRock Basic Value Equity	1.26	1.69	8.62	10.93	3.11
EQ/Boston Advisors Equity Income	2.76	4.19	20.46	24.43	5.63
EQ/Core Bond Index	9.05	5.92	25.22	16.28	1.52

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/Davis New York Venture	0.23%	0.17%	1.33%	1.16%	—%
EQ/GAMCO Small Company Value	0.40	0.79	6.20	7.26	4.06
EQ/Global Bond PLUS	3.28	2.15	8.68	—	—
EQ/Global Multi-Sector Equity	0.48	1.32	8.63	10.44	3.32
EQ/Intermediate Government Bond	10.47	6.80	29.17	19.40	1.76
EQ/International Core PLUS	0.55	1.04	8.98	12.70	4.16
EQ/International Equity Index	0.10	0.26	2.24	4.29	3.25
EQ/International Value Plus	0.29	0.73	5.81	10.21	5.83
EQ/Large Cap Core PLUS	2.80	4.00	22.26	30.03	11.62
EQ/Large Cap Growth Index	1.49	1.89	10.20	18.21	10.01
EQ/Large Cap Growth PLUS	2.01	2.67	16.64	22.58	7.61
EQ/Large Cap Value PLUS	0.50	0.93	5.54	10.32	5.71
EQ/MFS International Growth	1.33	2.70	20.09	26.79	10.17
EQ/Mid Cap Index	—	0.29	0.88	0.88	0.44
EQ/PIMCO Ultra Short Bond	9.02	5.93	25.28	16.44	1.53
EQ/Small Company Index	—	0.36	2.19	2.19	0.69

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF	4.28%	6.52%	4.48%	2.72%
EQ/Core Bond Index	0.15	0.12	0.04	0.01
EQ/Equity 500 Index	0.48	0.98	0.75	0.48
EQ/Global Bond PLUS	0.77	0.64	0.24	—
EQ/Global Multi-Sector Equity	0.51	0.78	0.54	0.34
EQ/PIMCO Ultra Short Bond	0.14	0.12	0.04	—	#
EQ/Small Company Index	0.29	0.71	0.57	0.37

#	Less than 0.005%

Note 9	Substitution, Reorganization and In-Kind Transactions

After the close of business May 20, 2011, EQ/Large Cap Growth PLUS Portfolio acquired the net assets of the EQ/Capital Guardian Growth Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on April 20, 2011. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Large Cap Growth PLUS Portfolio issuing 87,000 Class IA shares and 21,272,958 Class IB shares (valued at $1,560,495 and $373,711,126, respectively) in exchange for 113,086 Class IA shares and 26,966,824 Class IB shares of the EQ/Capital Guardian Growth Portfolio. The securities held by EQ/Capital Guardian Growth Portfolio, with a fair value of $375,595,351 and identified cost of $356,588,302 at May 20, 2011, were the principal assets acquired by EQ/Large Cap Growth PLUS Portfolio. For financial reporting purposes, assets received and shares issued by EQ/Large Cap Growth PLUS Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Capital Guardian Growth Portfolio was carried forward to align ongoing reporting of EQ/Large Cap Growth PLUS Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Capital Guardian Growth Portfolio’s net assets at the merger date of $375,271,621, including $19,007,049 of unrealized appreciation, were combined with those of EQ/Large Cap Growth PLUS Portfolio. Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of EQ/Large Cap Growth PLUS Portfolio, pro forma results of operations for the year ended December 31, 2011 would include net investment

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

income of $11,545,797, and net loss on investments of $77,382,058, resulting in an decrease in net assets from operations of $65,836,261. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Capital Guardian Growth Portfolio that have been included in EQ/Large Cap Growth PLUS Portfolio’s statement of operations since the merger date, May, 20, 2011. Prior to the combination, the net assets of the EQ/Large Cap Growth PLUS Portfolio totaled $1,836,868,652. Immediately after the combination, the net assets of the EQ/Large Cap Growth PLUS Portfolio totaled $2,212,140,273.

After the close of business May 20, 2011, EQ/Large Cap Value Index Portfolio acquired the net assets of the EQ/Lord Abbett Growth & Income Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on April 20, 2011. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Large Cap Value Index Portfolio issuing 5,273,823 Class IA shares and 35,875,836 Class IB shares (valued at $29,679,721 and $201,129,450, respectively) in exchange for 2,784,566 Class IA shares and 18,821,483 Class IB shares of the EQ/Lord Abbett Growth & Income Portfolio. The securities held by EQ/Lord Abbett Growth & Income Portfolio, with a fair value of $230,631,127 and identified cost of $216,571,530 at May 20, 2011, were the principal assets acquired by EQ/Large Cap Value Index Portfolio. For financial reporting purposes, assets received and shares issued by EQ/Large Cap Value Index Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Lord Abbett Growth & Income Portfolio was carried forward to align ongoing reporting of EQ/Large Cap Value Index Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Lord Abbett Growth & Income Portfolio’s net assets at the merger date of $230,809,171, including $14,059,597 of unrealized appreciation, were combined with those of EQ/Large Cap Value Index Portfolio. Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of EQ/Large Cap Value Index Portfolio, pro forma results of operations for the year ended December 31, 2011 would include net investment income of $5,087,053, and net loss on investments of $13,535,685, resulting in an decrease in net assets from operations of $8,448,632. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Lord Abbett Growth & Income Portfolio that have been included in EQ/Large Cap Value Index Portfolio’s statement of operations since the merger date, May 20, 2011. Prior to the combination, the net assets of the EQ/Large Cap Value Index Portfolio totaled $152,064,677. Immediately after the combination, the net assets of the EQ/Large Cap Value Index Portfolio totaled $382,873,848.

Note 10	Subsequent Events

The Manager evaluated subsequent events from June 30, 2012, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held on July 10-11, 2012 the Board of Trustees approved voluntary expense limitations for the following Portfolio’s Class K shares effective on or about September 1, 2012 (Class IA and Class IB shares would be 0.25% higher due to the annual fee under the Trust’s Class IA and Class IB Distribution Plan):

0.85% of average daily net assets of the

EQ/T. Rowe Price Growth Stock Portfolio

0.90% of average daily net assets of the

EQ/Davis New York Venture Portfolio

1.00% of average daily net assets of the

EQ/Oppenheimer Global Portfolio

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

At a meeting held on July 10-11, 2012, the Board of Trustees approved the following changes to the management fee payable by the following Portfolios to the Manager, effective September 1, 2012:

(as a percentage of average daily net assets)
EQ/Calvert Socially Responsible	0.500% of the 1st $4 billion	0.490% next $4 billion	0.480% thereafter
EQ/Common Stock Index	0.350% of the 1st $4 billion	0.340% next $4 billion	0.330% thereafter
EQ/Core Bond Index	0.350% of the 1st $4 billion	0.340% next $4 billion	0.330% thereafter
EQ/Intermediate Government Bond	0.350% of the 1st $4 billion	0.340% next $4 billion	0.330% thereafter
EQ/Large Cap Growth Index	0.350% of the 1st $4 billion	0.340% next $4 billion	0.330% thereafter
EQ/Large Cap Value Index	0.350% of the 1st $4 billion	0.340% next $4 billion	0.330% thereafter
EQ/Mid Cap Index	0.350% of the 1st $4 billion	0.340% next $4 billion	0.330% thereafter
EQ/Equity 500 Index	0.250% of the 1st $4 billion	0.240% next $4 billion	0.230% thereafter
EQ/Small Company Index	0.250% of the 1st $4 billion	0.240% next $4 billion	0.230% thereafter
EQ/International Equity Index	0.400% of the 1st $4 billion	0.390% next $4 billion	0.380% thereafter
EQ/International ETF	0.400% of the 1st $4 billion	0.390% next $4 billion	0.380% thereafter
EQ/GAMCO Small Company Value	0.750% of the 1st $1 billion	0.700% next $1 billion	0.675% next $3 billion	0.650% next $5 billion	0.625% thereafter
EQ/T. Rowe Price Growth Stock	0.750% of the 1st $1 billion	0.700% next $1 billion	0.675% next $3 billion	0.650% next $5 billion	0.625% thereafter
EQ/AllianceBernstein Small Cap Growth	0.550% of the 1st $2 billion	0.500% next $1 billion	0.475% next $3 billion	0.450% next $5 billion	0.425% thereafter

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC. The lawsuit was filed derivatively on behalf of eight funds: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; EQ/ Intermediate Government Bond; EQ/Large Cap Value PLUS Portfolio; EQ/Global Multi-Sector Equity Portfolio; EQ/Mid Cap Value PLUS Portfolio; and EQ/GAMCO Small Company Value Portfolio. The lawsuit sought recovery under Section 36(b) of the 1940 Act for alleged excessive fees paid to AXA Equitable and the Manager (the “Defendants”) for investment management services. The Plaintiff sought recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses, and reserves the right to seek punitive damages where applicable. In October 2011, the Defendants filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an amended complaint asserting a claim under Section 36(b) and new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged unreasonable management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. In the amended complaint, the Plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witness, and reserves the right to seek punitive damages where applicable. The Defendants filed a motion to dismiss the amended complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b).

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

No liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios. The Portfolios are not party to the suit.

On November 1, 2010, the Trust was named as a defendant and a putative member of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust as holder of publicly-traded shares of Tribune Company, which was a component of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). This Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses. The Noteholder Suit has been consolidated with the suit filed by the Committee and with a number of related lawsuits filed by the Noteholders around the country into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the EQ/Mid Cap Value PLUS Portfolio are named as defendants in the Noteholder Suits and as putative members of the proposed defendant class of shareholders in the Committee’s suit (and named separately in the Committee’s suit, in the event it is not certified as a class action). The amounts paid to the EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the EQ/Mid Cap Value PLUS Portfolio in connection with the public tender offers were approximately $1,740,800, $1,122,000 and $2,992,000, respectively.

The outcome of the proceedings cannot be predicted at this time. The complaints allege no misconduct by any of the Portfolios listed above, or any member of the defendant class.

EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2012 (UNAUDITED)

At a meeting held on March 6-7, 2012, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested Persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), unanimously approved the Investment Management Agreements with AXA Equitable Funds Management Group, LLC (“AXA FMG” or the “Manager”) (the “Management Agreements”) and the Investment Advisory Agreement(s) (each, an “Advisory Agreement” and together with the Management Agreements, the “Agreements”) with each investment sub-adviser (an “Adviser”) as shown in the table below with respect to the Portfolio(s) listed:

Portfolios	Agreement(s) Approved by the Trust’s Board with respect to the Portfolio(s)
All Asset Moderate Growth - Alt 15 Portfolio	Management Agreement with AXA FMG
Portfolio All Asset Aggressive - Alt 25 Portfolio
AXA Aggressive Strategy Portfolio

EQ/Emerging Markets Equity PLUS Portfolio	Management Agreement with AXA FMG Advisory Agreement with AllianceBernstein, L.P. (“AllianceBernstein”) Advisory Agreement with EARNEST Partners, LLC

EQ/High Yield Bond Portfolio	Management Agreement with AXA FMG Advisory Agreement with Guggenheim Investment Management, LLC

EQ/International Small Cap PLUS Portfolio	Management Agreement with AXA FMG Advisory Agreement with AllianceBernstein Advisory Agreement with Denver Investments

EQ/Natural Resources PLUS Portfolio	Management Agreement with AXA FMG Advisory Agreement with AllianceBernstein Advisory Agreement with RBC Global Asset Management (U.S.) Inc.

EQ/PIMCO Real Return Portfolio	Management Agreement with AXA FMG Advisory Agreement with Pacific Investment Management Company, LLC (“PIMCO”)

EQ/Real Estate PLUS Portfolio	Management Agreement with AXA FMG Advisory Agreement with AllianceBernstein Advisory Agreement with PIMCO

In reaching its decision to approve each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the affected Portfolio. The Board further considered factors it deemed relevant with respect to each Portfolio and Agreement, including, as applicable: (1) the nature, quality and extent of the services to be provided to the Portfolio by the Manager, the Adviser and their respective affiliates; (2) comparative performance information and information regarding the risk/reward profile of the Portfolio; (3) the level of the proposed management and subadvisory fees; (4) economies of scale that may be realized by the Portfolio; (5) the costs of the services to be provided and profits to be realized by the Manager and its affiliates from their relationship with the portfolio; and (6) the “fall out” benefits to be realized by the Manager, the Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, the Adviser and their respective affiliates from their relationships with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information furnished at prior Board meetings, as well as information prepared specifically in connection with the approval process, including memoranda and other materials prepared by the Manager and each Adviser. As applicable, these materials described, among other things, the services to be provided by the Manager and each Adviser as well as the Manager’s and Advisers’ investment personnel, proposed management and advisory fees, performance information and other matters. Information regarding the Manager, each Adviser and each Agreement was provided to the Trustees prior to and at the relevant meeting. During the relevant meeting, the Trustees discussed the information provided and the Independent Trustees also met in executive session during the relevant meeting to review this information. The Independent Trustees were assisted by independent counsel during these meetings and during their deliberations regarding the Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements. While the Agreements for all of the Portfolios were considered at the same Board meeting, the Board dealt with each Portfolio separately. In approving the relevant Agreement with respect to each Portfolio, the Board, including the Independent Trustees, determined that the proposed fee structure was fair and reasonable and that approval of the Agreement was in the best interests of the Portfolio. While attention was given to all information furnished, the following discusses in more detail some of the primary factors relevant to the Board’s decision.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolios by the Manager and each Adviser under the Agreements being considered. In addition to the investment performance information discussed later, the Board considered the responsibilities of the Manager and each Adviser and the Manager’s and each Adviser’s experience in serving as an investment adviser for other Portfolios of the Trust and/or for portfolios similar to the Portfolio it would advise. With respect to the Manager, the Board considered that the Manager would be responsible for the search, selection and monitoring of the Advisers, oversight of the selection of investments for the Portfolios (or portions thereof) sub-advised by Advisers, the selection of investments for the Portfolios’ (or portions thereof) that it manages directly, oversight of compliance with the Portfolios’ investment objectives and policies, as well as oversight of the Portfolios’ compliance with applicable law, review of brokerage matters and implementation of Board directives as they relate to the Portfolios. The Board also considered information regarding the Manager’s process for selecting and monitoring Advisers and its process for making investment decisions for the Portfolios (or portions thereof) that it would manage directly as well as the backgrounds of the personnel who perform those functions with respect to the Portfolios.

With respect to the Advisers, the Board considered that each Adviser would be responsible for making investment decisions for the Portfolio(s) (or portion(s) thereof) it would advise, placing all orders for the purchase and sale of investments for each of the Portfolio(s) (or portion(s) thereof) it would advise with brokers or dealers and performing related administrative functions. The Board also reviewed information regarding each Adviser’s investment process and the background of each portfolio manager of each Adviser who would provide services to the Portfolios and the general method of compensation for the portfolio managers.

The Board’s opinion regarding the nature, quality and extent of services also was based, in part, upon periodic reports furnished to the Board regarding the services provided by the Manager to other portfolios of the Trust as well as services provided by the Advisers where the Advisers sub-advised other portfolios of the Trust. The Board also noted the extent of the benefits that would be provided to Portfolio shareholders as part of the Manager’s family of funds, including the wide range of Portfolios, Advisers and investment styles offered through the fund family. In addition, the Board considered, among other factors, the Manager’s and each Adviser’s best execution trading policies. The Board also took into account the quality of the administrative, investor servicing and distribution services that would be provided to the Portfolios by the Manager and its affiliates. Based on its review, the Board determined that the nature, quality and extent of the services to be provided by the Manager and each Adviser were appropriate for the Portfolios in light of their investment objectives and, thus, supported a decision to approve the Agreements.

Performance. With respect to approval of the Management Agreements, the Board received and reviewed performance data for long- and short-term periods for the other similar portfolios managed by the Manager, where applicable. The Board also considered the Manager’s expertise, resources, proposed methodology and personnel for managing the Portfolios. In general, the Board considered long-term performance to be more important in its evaluation than short-term performance. Based on its review, the Board determined that the Manager’s performance and other related data supported approval of the Management Agreements with respect to the Portfolios.

With respect to approval of the Advisory Agreements, the Board received and reviewed each Adviser’s performance data in managing other portfolios and/or accounts with substantially similar investment objectives, policies and strategies as the Portfolios. The Board also considered each Adviser’s expertise, resources, proposed methodology and personnel for advising the Portfolios. Based on its review, the Board determined that the performance data and related information supported approval of the Advisory Agreements.

Fees. The Board considered the proposed management fee for the Manager with respect to each Portfolio and the proposed advisory fees for the Advisers with respect to each Portfolio in light of the nature, quality and extent of the services to be provided by the Manager and the Adviser, as applicable. In addition, the Board considered that disclosure of all fees and expenses of the Portfolios are explicit to potential shareholders.

With respect to the Management Agreements, the Board also considered the proposed management fee schedules and noted that the fee schedules were consistent with the fee schedules for comparable portfolios managed by the Manager. The Board further considered that the Manager had agreed to make payments or waive all or a portion of its management, administration and other fees to limit each Portfolio’s total expense ratios to certain levels as set forth in its prospectus. The Board also considered information provided by the Manager indicating that the proposed management fee rate for each Portfolio compares favorably to the fee rates charged by other investment managers for comparable products and services. Based on its review, the Board determined that the Manager’s proposed fee rate for each Portfolio is fair and reasonable.

With respect to the Advisory Agreements, the Board also considered the proposed advisory fee in light of the fees that the Adviser normally charges under other advisory agreements with other clients. The Board further noted that the Manager, and not the Portfolio, would pay each Adviser’s advisory fee and that the proposed advisory fee was negotiated between each Adviser and the Manager. Moreover, the Board noted that the Manager generally is aware of the fees charged by advisers to other clients and the Manager believes that the fee agreed upon with each proposed Adviser is reasonable in light of the quality of investment advisory services to be rendered. Based on its review, the Board determined that each Adviser’s proposed fee rate is fair and reasonable.

Profitability and Costs. The Board also considered the anticipated level of profits to be realized by the Manager in connection with the operation of each Portfolio. The Manager represented that, until a Portfolio’s assets reached scale, the Manager would have a low level of profitability, if any. As a result, the Board did not consider the Manager’s estimated profitability to be excessive. With respect to the Advisory Agreements, the Board generally did not consider the costs of the services to be provided and profits to be realized by an Adviser from its relationship with a Portfolio to be material to its evaluation of an Advisory Agreement because the willingness of an Adviser to serve in such capacity depends primarily upon arm’s-length negotiations with the Manager, the Manager generally is aware of the fees charged by the Adviser to other clients, the Manager’s belief that the fee agreed upon with the Adviser is reasonable in light of the fees charged by the Adviser to comparable clients and the quality of investment advisory services to be rendered, and the Adviser’s fee would be paid by the Manager, not the Portfolio.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Manager as a Portfolio grows larger and the extent to which this is reflected in the proposed management fee schedule. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the Manager had agreed to assume certain expenses of each Portfolio by making payments or waiving all or a portion of its management, administration and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus in light of the fact that each Portfolio is a new portfolio and initially would not have sufficient assets to maintain its expense ratio at a competitive level. In addition, the Board noted that the management fee schedule for certain Portfolios includes breakpoints that reduce the fee rate as assets of the Portfolio increase. In connection with its deliberations regarding the Advisory Agreements, the Board examined whether the proposed advisory fee schedules include breakpoints in the fees as the assets of the Portfolio grow. The Board noted that the Manager had negotiated multiple breakpoints with the Advisers and that each Adviser’s fee would decrease as the assets of the Portfolio allocated to it increase. Based on the foregoing, the Board concluded that there was a reasonable sharing of benefits from any economies of scale with the Portfolios.

Fall-Out Benefits. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from the operations of each portfolio, including the following. The Board noted that the Manager also serves as the administrator for each Portfolio, receiving compensation for acting in this capacity. The Board also recognized that AXA Distributors, LLC, which is affiliated with the Manager, serves as the underwriter for the Trust and would receive payments pursuant to a Rule 12b-1plan from each Portfolio with respect to its Class IA and

Class IB shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board recognized that certain Portfolios would invest in other portfolios managed by the Manager and advised by investment sub-advisers that may be affiliated with the Manager and that these underlying portfolios pay management and administration fees to the Manager, who may in certain cases pay advisory fees to an affiliated investment sub-adviser. The Board also noted that insurance companies that are affiliated with the Manager and that serve as the depositor of insurance company separate accounts that would invest in the portfolios may receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios will be offered as an investment option through variable insurance contracts offered and sold by the Manager’s affiliated insurance companies and that the Portfolio may impact, positively or negatively, the ability of those companies to reduce the risks associated with guarantees that those companies provide as the issuers of such contracts. Based on its consideration of the factors above, the Board determined that the level of profits realized by the Manager from providing services to each Portfolio was not excessive in view of the nature, quality and extent of services provided. Based on its review, the Board determined that any “fall-out” benefits which may accrue to the Manager are fair and reasonable.

The Board also considered the extent to which the Advisers and their respective affiliates might derive ancillary benefits from the operations of the Portfolios. For Example, an Adviser, through its position as an Adviser to a Portfolio, may engage in soft dollar transactions. The Board considered information provided regarding each Adviser’s procedures for executing portfolio transactions for the Portfolio and each Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board noted that each Adviser may be affiliated with registered broker-dealers, who may, from time to time, receive brokerage commissions from a portfolio in connection with the purchase and sale or portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that affiliates of an Adviser may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolio. Based on its review, the Board determined that any “fall-out’, benefits which may accrue to each Adviser are fair and reasonable.

PROXY VOTING RESULTS (UNAUDITED)

At an adjourned meeting of shareholders of the EQ/Global Bond PLUS Portfolio (“Portfolio”) that was held on February 29, 2012, Class IA shareholders of the Portfolio voted on a proposal to approve a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Class IA shares of the Portfolio. There were 2,069,416.000 Class IA shares represented at the meeting. 1,508,024.827 Class IA shares voted in favor of the proposal, 140,968.618 Class IA shares voted against the proposal, and 420,422.555 shares abstained.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information are shown below.

The Trustees

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (53)	Trustee, Chairman, President and Chief Executive Officer	Trustee, Chairman from September 2004 to present, Chief Executive Officer, President from December 2002 to present	From May 2011 to present, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Senior Vice President AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s Funds Management Group (“FMG”) unit; from July 2004 to present, Senior Vice President, MONY Life Insurance Company and MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc., Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited and; from November 2005 to present, Director MONY International Holdings, LLC.	92	None

*	Affiliated with the Manager and/or the Distributor.
**	Each Trustee serves until his or her resignation or retirement.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees
Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (73)	Trustee	From March 2000 to present	Retired. 1996, Vice Chairman, Metropolitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	72	From 1994 to 2006, Director of Atlantic Bank of New York.
Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (66)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	72	From 1997 to 2010, Director, Old Mutual Funds II (12 portfolios); from 2008 to 2009, Director, Old Mutual Funds III (13 portfolios).
David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (80)	Trustee	Trustee from May 2000 to present; from July 2002 to September 2011, Lead Independent Trustee	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	72	From 2004 to 2009, Director, Miami Corporation; 1987 to 2008, Director of USG Corporation.
William M. Kearns, Jr c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (77)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to June 2007, Chairman, Keefe Managers, Inc. (money management firm); and from 2008 to present, Chairman, Keefe Ventures, LLC.	72	Lead Director from 2008 to present and from 1991 to present, Director, Transistor Devices, Inc. From 1999 to 2010, Advisory Director, Alexander Proudfoot (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to 2009, Director, United States Shipping Partners LLC. From 2005 to 2009, Lead Director, and from 1975 to 2009, Director, Selective Insurance Group, Inc.
Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (67)	Trustee	From March 1997 to present	From 2006 to 2008, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Council. From 1998 to 2005, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	72	None

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (69)	Trustee	From March 1997 to present	Retired. From 1994 to 1996, President and Chief Operating Officer of Melville Corporation. From 1984-1994 President and Chief Executive Officer of the CVS Division of Melville Corporation.	72	From 1997 to May 2012, Director, LoJack Corporation.
Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (59)	Lead Independent Trustee	Trustee from May 2000 to present; from October 2011 to present, Lead Independent Trustee	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	72	None
Kenneth L. Walker c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (60)	Trustee	From January 2012	From May 2002 to present, Partner, The Capital Management Corporation (investment advisory firm); and from 1988 to 2001, President of a subsidiary of T. Rowe Price Associates (investment advisory firm).	72	None.
Caroline L. Williams c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (66)	Trustee	From January 2012	From July 2010 to present, Executive Vice President, May 2005 to December 2007, Consultant and from May 2001 to May 2005, Chief Financial and Investment Officer, Nathan Cummings Foundation (non-profit organization); from 1988 to 1992, Managing Director, from 1982 to 1988, Senior Vice President, from 1978 to 1982, Vice President and from 1971 to 1976, Associate, Donaldson, Lufkin & Jenrette Securities Corporation (investment bank).	72	From 1997 to 2009, Director, Hearst-Argyle Television.

**	Each Trustee serves until his or her resignation or retirement.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors, LLC (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (53)	Trustee, Chairman, President and Chief Executive Officer	From September 2004 to present, Trustee and Chairman and from December 2002 to present, Chief Executive Officer and President.	From May 2011 to present, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Senior Vice President, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG; from July 2004 to present, Senior Vice President, MONY Life Insurance Company and MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc., Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management; from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited and; from November 2005 to present, Director MONY International Holdings, LLC.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (56)	Vice President and Secretary	From July 1999 to Present	From June 2012 to present, Executive Vice President and General Counsel of FMG LLC; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present Senior Vice President and Associate General Counsel; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Brian Walsh 1290 Avenue of the Americas, New York, New York 10104 (44)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2003 to present, Vice President of AXA Financial and AXA Equitable.
Kenneth Kozlowski 1290 Avenue of the Americas New York, New York 10104 (50)	Vice President	From June 2010 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG LLC; from February 2001 to present, Vice President AXA Financial; from December 2002 to June 2007, Chief Financial Officer and Treasurer of the Trust. From July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (37)	Vice President	From June 2007 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable.
James Kelly 1290 Avenue of the Americas, New York, New York 10104 (44)	Controller	From June 2007 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to present, Vice President of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Financial and AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (50)	Vice President	From July 1999 to Present	From June 2012 to present, Senior Vice President of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Vice President, AXA Financial; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.

*	Each of the officers in the table above holds similar positions with one other registered investment company in the fund complex. The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.
**	Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (33)	Assistant Controller	From March 2009 to present	From February 2009 to present, Assistant Vice President of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s FMG; from October 2007 to December 2008, Second Vice President, New York Life Investments Management, LLC; from May 2007 to September 2007, Manager of FMG; from August 2004 to May 2007, Fund Administrator of FMG.
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (37)	Assistant Controller	From March 2009 to present	From September 2008 to present, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of FMG; from September 2006 to February 2008, Manager of FMG.
William MacGregor 1290 Avenue of the Americas, New York, New York 10104 (36)	Vice President and Assistant Secretary	From September 2006 to present	From June 2012 to present, Senior Vice President, Secretary and Assistant General Counsel of FMG LLC; from May 2011 to June 2012, Vice President and Associate Corporate Counsel of FMG LLC; from May 2008 to present, Vice President and counsel of AXA Equitable; from May 2007 to May 2008 Assistant Vice President and Counsel of AXA Equitable. May 2006 to May 2007, Counsel of AXA Equitable.
Gariel Nahoum 1290 Avenue of the Americas, New York, New York 10104 (29)	Vice President and Assistant Secretary	From December 2011 to present	From June 2012 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from September 2011 to June 2012, Vice President, Assistant Secretary and Counsel of FMG LLC; from August 2011 to present, Counsel of AXA Equitable; from September 2008 to August 2011, Associate, Kramer Levin Naftalis & Frankel LLP; graduate, Hofstra Law School, magna cum laude, May 2008.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (41)	Chief Compliance Officer, Vice President and Anti-Money Laundering Compliance Officer	Chief Compliance Officer from May 2007, Vice President and Anti-Money Laundering Compliance Officer from November 2005 to Present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC; from June 2007 to May 2011, Vice President of AXA Equitable and Chief Compliance Officer of AXA Equitable’s FMG; from August 2005 to June 2007, Vice President and Deputy Compliance Officer of AXA Equitable’s FMG.
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (38)	Vice President and Risk Officer	From March 2011 to present; from November 2005 to March 2010 Assistant Anti-Money Laundering Compliance Officer	From May 2011 to present, Vice President of FMG LLC; from September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable; from August 2005 to September 2007, Associate Compliance Officer, AXA Equitable.
Richard Guinnessey 1290 Avenue of the Americas, New York, New York 10104 (48)	Vice President	From March 2011 to present	From May 2011 to present, Vice President of FMG LLC; from September 2010 to present, Vice President of AXA Equitable; from November 2005 to September 2010 Assistant Vice President of AXA Equitable.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (26)	Assistant Vice President	From March 2012 to present	From February 2009-present, Assistant Compliance Manager AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley. Graduated May 2007 Sacred Heart University, John F. Welch College of Business.

*	Each of the officers in the table above holds similar positions with one other registered investment company in the fund complex. The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.
**	Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Paul Bianco, CPA 1290 Avenue of the Americas New York, New York 10104 (27)	Assistant Vice President	From March 2012 to present	From December 2010 to present, Compliance Manager, AXA Equitable; from June 2006 to August 2006 and from August 2007-November 2010, Senior Consultant, Protiviti, Inc. Graduated May 2007 University at Albany, State University of New York
Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (50)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (48)	Assistant Secretary	From March 2009 to present	From July 2004 to present, Senior Legal Assistant for AXA Equitable.

*	Each of the officers in the table above holds similar positions with one other registered investment company in the fund complex. The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.
**	Each officer is elected on an annual basis.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. AXA Equitable may be deemed to be a control person with respect to the Trust by virtue of its record ownership of more than 95% of the Trust’s shares as of March 31, 2011. Shareholders owning more than 25% of the outstanding shares of a portfolio may take actions without the approval of other investors in the portfolio.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/s/ STEVEN M. JOENK
Steven M. Joenk
President and Chief Executive Officer
August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ STEVEN M. JOENK
Steven M. Joenk
Chief Executive Officer
August 31, 2012

/s/ BRIAN WALSH
Brian Walsh
Chief Financial Officer
August 31, 2012